     As Filed with the Securities and Exchange Commission on April 14, 2011

                                                           File Nos. 333-141909
                                                                      811-09327
================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No. 16

                                      And

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                        Post-Effective Amendment No. 118

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                           (Exact Name of Registrant)

                        ALLSTATE LIFE INSURANCE COMPANY
                              (Name of Depositor)

                               3100 Sanders Road
                           Northbrook, Illinois 60062
                                  847-402-5000
   (Address and Telephone Number of Depositor's Principal Executive Offices)

                                 SUSAN L. LEES
              Senior Vice President, General Counsel and Secretary
                        Allstate Life Insurance Company
                          3100 Sanders Road, Suite J5B
                           Northbrook, Illinois 60062
                    (Name and Address of Agent for Service)

                                    Copy to:

                                  Jocelyn Liu
                                    Attorney
                        Allstate Life Insurance Company
                          3100 Sanders Road, Suite J5B
                              Northbrook, IL 60062

 Approximate Date of Proposed Sale to the Public: Continuous

 It is proposed that this filing become effective: (check appropriate space)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2011 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a) (i) of Rule 485

[_] on ______ pursuant to paragraph (a) (i) of Rule 485

[_] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485

[_] on ______ pursuant to paragraph (a)(ii) of Rule 485

 Title of Securities Being Offered: Units of interest in the Allstate Financial Advisors Separate Account I under deferred variable annuity contracts.

================================================================================

                                                ALLSTATE LIFE INSURANCE COMPANY
                                         P.O. Box 70179, Philadelphia, PA 19176

 ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY B SERIES ("B SERIES")
 ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY L SERIES ("L SERIES")
 ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY X SERIES ("X SERIES")

 FLEXIBLE PREMIUM DEFERRED ANNUITIES

 PROSPECTUS: MAY 1, 2011

 This prospectus describes three different flexible premium deferred annuity classes issued by Allstate Life Insurance Company ("Allstate Life", "we", "our", or "us"). These Annuities are no longer offered for new sales. Each of the B Series, L Series, and X Series is a class within a single annuity contract, rather than a separate annuity contract under State insurance law. For convenience in this prospectus, we sometimes refer to each of these annuity classes as an "Annuity", and to the classes collectively as the "Annuities." We also sometimes refer to each class by its specific name (e.g., the "B Series"). This prospectus describes the important features of the Annuities. The prospectus also describes differences among the Annuities which include differences in the fees and charges you pay and variations in some product features such as the availability of certain bonus amounts. These differences among the products are discussed more fully in the prospectus and summarized in Appendix B entitled "Selecting the Variable Annuity That's Right for You". There may also be differences in the compensation paid to your financial professional for each Annuity. Differences in compensation among different annuities could influence a financial professional's decision as to which annuity to recommend to you. In addition, selling broker-dealer firms through which each Annuity was sold may decline to make available to their customers certain of the optional features offered generally under the Annuity. Alternatively, such firms may restrict the availability of the optional benefits that they do make available to their customers (e.g., by imposing a lower maximum issue age for certain optional benefits than what is prescribed generally under the Annuity). Selling broker-dealer firms may not make available or may not recommend all the Annuities and/or benefits in this prospectus and/or may restrict the availability of the Annuity based on certain criteria. Please speak to your registered representative for further details. EACH ANNUITY OR CERTAIN OF ITS INVESTMENT OPTIONS AND/OR FEATURES MAY NOT BE AVAILABLE IN ALL STATES. Certain terms are capitalized in this prospectus. Those terms are either defined in the Glossary of Terms or in the context of the particular section. BECAUSE THE X SERIES GRANTS CREDIT AMOUNTS WITH RESPECT TO YOUR PURCHASE PAYMENTS, THE EXPENSES OF THE X SERIES MAY BE HIGHER THAN EXPENSES FOR AN ANNUITY WITHOUT A CREDIT. IN ADDITION, THE AMOUNT OF THE CREDITS THAT YOU RECEIVE UNDER THE X SERIES MAY BE MORE THAN OFFSET BY THE ADDITIONAL FEES AND CHARGES ASSOCIATED WITH THE CREDIT. All Series of this Annuity are no longer offered for new sales, however, existing owners may continue to make purchase payments.


 THE SUB-ACCOUNTS

 Each Sub-account of the Allstate Financial Advisors Separate Account I ("Separate Account") invests in an underlying mutual fund portfolio ("Portfolio"). The Allstate Financial Advisors Separate Account I is a separate account of Allstate Life, and is the investment vehicle in which your Purchase Payments are held. Currently, portfolios of the Advanced Series Trust and Franklin Templeton Variable Insurance Products Trust are being offered. For the L Series only, portfolios of ProFund VP are also being offered. See the following page for a complete list of Sub-accounts. Certain Sub-accounts are not available if you participate in an optional living benefit - see "INVESTMENT OPTIONS" later in this prospectus for details.


 PLEASE READ THIS PROSPECTUS

 PLEASE READ THIS PROSPECTUS AND THE CURRENT PROSPECTUS FOR THE UNDERLYING MUTUAL FUNDS. KEEP THEM FOR FUTURE REFERENCE.


 AVAILABLE INFORMATION

 We have also filed a Statement of Additional Information, dated May 1, 2011 that is available from us, without charge, upon your request. The contents of the Statement of Additional Information are described on page 109. The Statement of Additional Information is incorporated by reference into this prospectus. This prospectus is part of the registration statement we filed with the SEC regarding this offering. Additional information on us and this offering is available in the registration statement and the exhibits thereto. You may review and obtain copies of these materials at the prescribed rates from the SEC's Public Reference Section, 100 F Street, N.E., Washington, D.C., 20549. (See file number 333-141909). These documents, as well as documents incorporated by reference, may also be obtained through the SEC's Internet Website (www.sec.gov) for this registration statement as well as for other registrants that file electronically with the SEC. Please see the section of this Prospectus entitled "How To Contact Us" for our Service Office address.


 These annuities are NOT deposits or obligations of, or issued, guaranteed or endorsed by, any bank, are NOT insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency. An investment in an annuity involves investment risks, including possible loss of value, even with respect to amounts allocated to the AST Money Market Sub-account.

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 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
 THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
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                  FOR FURTHER INFORMATION CALL: 1-866-695-2647

                              INVESTMENT OPTIONS

      (Certain investment options may not be available with your Annuity) ADVANCED SERIES TRUST
   AST Academic Strategies Asset Allocation
   AST Advanced Strategies


   AST AllianceBernstein Core Value


   AST American Century Income & Growth
   AST Balanced Asset Allocation

   AST BlackRock Global Strategies
   AST BlackRock Value

   AST Bond Portfolio 2015
   AST Bond Portfolio 2016
   AST Bond Portfolio 2018
   AST Bond Portfolio 2019
   AST Bond Portfolio 2020
   AST Bond Portfolio 2021

   AST Bond Portfolio 2022

   AST Capital Growth Asset Allocation
   AST CLS Growth Asset Allocation
   AST CLS Moderate Asset Allocation
   AST Cohen & Steers Realty
   AST Federated Aggressive Growth
   AST FI Pyramis(R) Asset Allocation
   AST First Trust Balanced Target
   AST First Trust Capital Appreciation Target
   AST Global Real Estate
   AST Goldman Sachs Concentrated Growth

   AST Goldman Sachs Large-Cap Value

   AST Goldman Sachs Mid-Cap Growth
   AST Goldman Sachs Small-Cap Value
   AST High Yield
   AST Horizon Growth Asset Allocation
   AST Horizon Moderate Asset Allocation
   AST International Growth
   AST International Value
   AST Investment Grade Bond
   AST Jennison Large-Cap Growth
   AST Jennison Large-Cap Value
   AST JPMorgan International Equity
   AST J.P. Morgan Strategic Opportunities
   AST Large-Cap Value

   AST Lord Abbett Core Fixed Income

   AST Marsico Capital Growth
   AST MFS Global Equity
   AST MFS Growth
   AST Mid-Cap Value
   AST Money Market
   AST Neuberger Berman Mid-Cap Growth
   AST Neuberger Berman/LSV Mid-Cap Value


   AST Parametric Emerging Markets Equity
   AST PIMCO Limited Maturity Bond
   AST PIMCO Total Return Bond
   AST Preservation Asset Allocation
   AST QMA US Equity Alpha

   AST Quantitative Modeling

   AST Schroders Multi-Asset World Strategies
   AST Small-Cap Growth
   AST Small-Cap Value
   AST T. Rowe Price Asset Allocation
   AST T. Rowe Price Global Bond
   AST T. Rowe Price Large-Cap Growth
   AST T. Rowe Price Natural Resources

   AST Wellington Management Hedged Equity

   AST Western Asset Core Plus Bond
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
   Franklin Templeton VIP Founding Funds Allocation Fund

 PROFUNDS VP*
   ProFund VP Consumer Goods
   ProFund VP Consumer Services
   ProFund VP Financials
   ProFund VP Health Care
   ProFund VP Industrials
   ProFund VP Large-Cap Growth
   ProFund VP Large-Cap Value
   ProFund VP Mid-Cap Growth
   ProFund VP Mid-Cap Value
   ProFund VP Real Estate
   ProFund VP Small-Cap Growth
   ProFund VP Small-Cap Value
   ProFund VP Telecommunications
   ProFund VP Utilities

 * Available only in the L Series.

                                   CONTENTS



GLOSSARY OF TERMS..........................................................................  1

SUMMARY OF CONTRACT FEES AND CHARGES.......................................................  4

EXPENSE EXAMPLES........................................................................... 11

SUMMARY.................................................................................... 12

INVESTMENT OPTIONS......................................................................... 16

 WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?........................ 16
 WHAT ARE THE FIXED RATE OPTIONS?.......................................................... 30

FEES AND CHARGES........................................................................... 32

 WHAT ARE THE CONTRACT FEES AND CHARGES?................................................... 32
 WHAT CHARGES APPLY TO THE FIXED RATE OPTIONS?............................................. 34
 WHAT CHARGES APPLY IF I CHOOSE AN ANNUITY PAYMENT OPTION?................................. 34
 EXCEPTIONS/REDUCTIONS TO FEES AND CHARGES................................................. 34

PURCHASING YOUR ANNUITY.................................................................... 35

 WHAT ARE OUR REQUIREMENTS FOR PURCHASING ONE OF THE ANNUITIES?............................ 35

MANAGING YOUR ANNUITY...................................................................... 37

 MAY I CHANGE THE OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS?........................... 37
 MAY I RETURN MY ANNUITY IF I CHANGE MY MIND?.............................................. 37
 MAY I MAKE ADDITIONAL PURCHASE PAYMENTS?.................................................. 38
 MAY I MAKE SCHEDULED PAYMENTS DIRECTLY FROM MY BANK ACCOUNT?.............................. 38
 MAY I MAKE PURCHASE PAYMENTS THROUGH A SALARY REDUCTION PROGRAM?.......................... 38

MANAGING YOUR ACCOUNT VALUE................................................................ 39

 HOW AND WHEN ARE PURCHASE PAYMENTS INVESTED?.............................................. 39
 HOW DO I RECEIVE A LONGEVITY CREDIT UNDER THE X SERIES?................................... 39
 HOW ARE LONGEVITY CREDITS APPLIED TO MY ACCOUNT VALUE UNDER THE X SERIES?................. 39
 HOW DO I RECEIVE A PURCHASE CREDIT UNDER THE X SERIES?.................................... 39
 HOW IS EACH PURCHASE CREDIT APPLIED TO MY ACCOUNT VALUE UNDER THE X SERIES ANNUITY?....... 39
 ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS?................ 40
 DO YOU OFFER MORE THAN ONE DOLLAR COST AVERAGING PROGRAM?................................. 41
 DO YOU OFFER ANY AUTOMATIC REBALANCING PROGRAMS?.......................................... 42
 MAY I GIVE MY FINANCIAL PROFESSIONAL PERMISSION TO FORWARD TRANSACTION INSTRUCTIONS?...... 42

ACCESS TO ACCOUNT VALUE.................................................................... 43

 WHAT TYPES OF DISTRIBUTIONS ARE AVAILABLE TO ME?.......................................... 43
 ARE THERE TAX IMPLICATIONS FOR DISTRIBUTIONS?............................................. 43
 CAN I WITHDRAW A PORTION OF MY ANNUITY?................................................... 43
 HOW MUCH CAN I WITHDRAW AS A FREE WITHDRAWAL?............................................. 44
 CAN I MAKE PERIODIC WITHDRAWALS FROM MY ANNUITY DURING THE ACCUMULATION PERIOD?........... 44
 DO YOU OFFER A PROGRAM FOR WITHDRAWALS UNDER SECTIONS 72(t)/72(q) OF THE INTERNAL REVENUE
   CODE?................................................................................... 44
 WHAT ARE REQUIRED MINIMUM DISTRIBUTIONS AND WHEN WOULD I NEED TO MAKE THEM?............... 44
 CAN I SURRENDER MY ANNUITY FOR ITS VALUE?................................................. 45
 WHAT IS A MEDICALLY-RELATED SURRENDER AND HOW DO I QUALIFY?............................... 45
 WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?.............................................. 45
 HOW AND WHEN DO I CHOOSE THE ANNUITY PAYMENT OPTION?...................................... 46

LIVING BENEFITS............................................................................ 47

 DO YOU OFFER BENEFITS DESIGNED TO PROVIDE INVESTMENT PROTECTION FOR OWNERS WHILE THEY
   ARE ALIVE?.............................................................................. 47
 TRUEACCUMULATION - HIGHEST DAILY (EFFECTIVE MAY 7, 2010 NO LONGER AVAILABLE FOR NEW
   ELECTIONS).............................................................................. 48
 GUARANTEED MINIMUM INCOME BENEFIT (GMIB) (NO LONGER AVAILABLE FOR NEW ELECTIONS).......... 53
 TRUEINCOME (NO LONGER AVAILABLE FOR NEW ELECTIONS)........................................ 57
 TRUEINCOME - SPOUSAL (NO LONGER AVAILABLE FOR NEW ELECTIONS).............................. 61
 TRUEINCOME - HIGHEST DAILY (NO LONGER AVAILABLE FOR NEW ELECTIONS)........................ 64
 TRUEINCOME - HIGHEST DAILY 7 (NO LONGER AVAILABLE FOR NEW ELECTIONS)...................... 72


                                      (i)

 TRUEINCOME - SPOUSAL HIGHEST DAILY 7 (NO LONGER AVAILABLE FOR NEW ELECTIONS)....  80

DEATH BENEFIT....................................................................  90

 WHAT TRIGGERS THE PAYMENT OF A DEATH BENEFIT?...................................  90
 BASIC DEATH BENEFIT.............................................................  90
 OPTIONAL DEATH BENEFITS.........................................................  90
 PAYMENT OF DEATH BENEFITS.......................................................  93

VALUING YOUR INVESTMENT..........................................................  96

 HOW IS MY ACCOUNT VALUE DETERMINED?.............................................  96
 WHAT IS THE SURRENDER VALUE OF MY ANNUITY?......................................  96
 HOW AND WHEN DO YOU VALUE THE SUB-ACCOUNTS?.....................................  96
 WHEN DO YOU PROCESS AND VALUE TRANSACTIONS?.....................................  96

TAX CONSIDERATIONS...............................................................  98

GENERAL INFORMATION.............................................................. 105

 HOW WILL I RECEIVE STATEMENTS AND REPORTS?...................................... 105
 WHAT IS ALLSTATE LIFE?.......................................................... 105
 WHAT IS THE SEPARATE ACCOUNT?................................................... 106
 WHAT IS THE LEGAL STRUCTURE OF THE PORTFOLIOS?.................................. 106
 WHO DISTRIBUTES ANNUITIES OFFERED BY ALLSTATE LIFE?............................. 107
 FINANCIAL STATEMENTS............................................................ 109
 HOW TO CONTACT US............................................................... 109
 LEGAL MATTERS................................................................... 110
 CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION............................. 110

APPENDIX A - ACCUMULATION UNIT VALUES............................................ A-1

APPENDIX B - SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU................. B-1

APPENDIX C - CALCULATION OF OPTIONAL DEATH BENEFITS.............................. C-1

APPENDIX D - FORMULA UNDER TRUEINCOME - HIGHEST DAILY............................ D-1

APPENDIX E - FORMULA UNDER TRUEACCUMULATION - HIGHEST DAILY...................... E-1

APPENDIX F - FORMULA UNDER TRUEINCOME - HIGHEST DAILY 7 AND TRUEINCOME - SPOUSAL
  HIGHEST DAILY 7................................................................ F-1

APPENDIX G - SPECIAL CONTRACT PROVISIONS FOR ANNUITIES ISSUED IN CERTAIN STATES.. G-1


                                     (ii)

                               GLOSSARY OF TERMS

 Many terms used within this Prospectus are described within the text where they appear. The description of those terms are not repeated in this Glossary of Terms.

 ACCOUNT VALUE The value of each allocation to a Sub-account (also referred to as a "variable investment option") plus any Fixed Rate Option prior to the Annuity Date, increased by any earnings, and/or less any losses, distributions and charges. The Account Value is calculated before we assess any applicable Contingent Deferred Sales Charge ("CDSC" or "surrender charge") and/or, other than on an Annuity anniversary, any fee that is deducted from the contract annually in arrears. The Account Value is determined separately for each Sub-account and for each Fixed Rate Option, and then totaled to determine the Account Value for your entire Annuity. With respect to the X Series, the Account Value includes any Longevity Credit we apply, and any Purchase Credits we applied to your Purchase Payments that we are entitled to recover under certain circumstances and the Account Value includes any Longevity Credit we apply. With respect to Annuities with TrueIncome - Highest Daily, Account Value includes the value of any allocation to the Benefit Fixed Rate Account.

 ADJUSTED PURCHASE PAYMENTS As used in the discussion of certain optional benefits in this prospectus and elsewhere, Adjusted Purchase Payments are Purchase Payments, increased by any Purchase Credits applied to your Account Value in relation to such Purchase Payments, and decreased by any charges deducted from such Purchase Payments.

 ANNUITIZATION The application of Account Value (or Protected Income Value for the Guaranteed Minimum Income Benefit, if applicable) to one of the available annuity options for the Owner to begin receiving periodic payments for life (or joint lives), for a guaranteed minimum number of payments, or for life with a guaranteed minimum number of payments.

 ANNUITY DATE The date you choose for annuity payments to commence. The Annuity Date must be no later than the first day of the month coinciding with or next following the 95/th/ birthday of the older of the Owner or Annuitant (unless we agree to another date).

 ANNUITY YEAR A 12-month period commencing on the Issue Date of the Annuity and each successive 12-month period thereafter.

 BENEFICIARY CONTINUATION OPTION Instead of receiving a death benefit in a lump sum or under an annuity option, a beneficiary may choose to receive the death benefit under an alternative death benefit payment option as provided by the Code.

 BENEFIT FIXED RATE ACCOUNT A fixed investment option offered as part of this Annuity that is used only if you have elected TrueIncome - Highest Daily. Amounts allocated to the Benefit Fixed Rate Account earn a fixed rate of interest, and are held within our general account. You may not allocate purchase payments to the Benefit Fixed Rate Account. Rather, Account Value is transferred to and from the Benefit Fixed Rate Account only under the pre-determined mathematical formula feature of TrueIncome - Highest Daily.

 CODE The Internal Revenue Code of 1986, as amended from time to time.

 COMBINATION 5% ROLL-UP AND HAV DEATH BENEFIT We offer an optional death benefit that, for an additional cost, provides an enhanced level of protection for your beneficiary(ies) by providing the greater of the Highest Anniversary Value Death Benefit or a 5% annual increase on Purchase Payments adjusted for withdrawals.

 CONTINGENT DEFERRED SALES CHARGE (CDSC) This is a sales charge that may be deducted when you make a full or partial withdrawal under your Annuity. We refer to this as a "contingent" charge because it is imposed only if you make a withdrawal. The charge is a percentage of each applicable Purchase Payment that is being withdrawn. The period during which a particular percentage applies is measured from the effective date of each Purchase Payment. The amount and duration of the CDSC varies among the X Series, L Series, and B Series. See "Summary of Contract Fees and Charges" for details on the CDSC for each Annuity.

 FIXED RATE OPTION An investment option that offers a fixed rate of interest for a specified Guarantee Period during the accumulation period.

 FREE LOOK Under state insurance laws, you have the right, during a limited period of time, to examine your Annuity and decide if you want to keep it. This right is referred to as your "free look" right. The length of this time period is dictated by state law, and may vary depending on whether your purchase is a replacement or not.

 FREE WITHDRAWALS You can withdraw a limited amount from your Annuity during each Annuity Year without the application of a CDSC, called the "Free Withdrawal" amount.

 GOOD ORDER An instruction received by us, utilizing such forms, signatures, and dating as we require, which is sufficiently complete and clear that we do not need to exercise any discretion to follow such instructions. In your Annuity contract, we may use the term "In Writing" to refer to this general requirement.

 GUARANTEED MINIMUM INCOME BENEFIT (GMIB) An optional benefit that, for an additional cost, after a seven-year waiting period, guarantees your ability to begin receiving income from your Annuity in the form of annuity payments based on your total Purchase Payments and an annual increase of 5% on such Purchase Payments adjusted for withdrawals (called the "Protected Income Value"), regardless of the impact of market performance on your Account Value. We no longer offer GMIB.

 GUARANTEE PERIOD A period of time during the accumulation period where we credit a fixed rate of interest on a Fixed Rate Option.

 HIGHEST DAILY VALUE DEATH BENEFIT ("HDV") An optional death benefit that, for an additional cost, provides an enhanced level of protection for your beneficiary(ies) by providing a death benefit equal to the greater of the basic Death Benefit or the Highest Daily Value, less proportional withdrawals. We no longer offer HDV.

 ISSUE DATE The effective date of your Annuity.

 OWNER With an Annuity issued as an individual annuity contract, the Owner is either an eligible entity or person named as having ownership rights in relation to the Annuity.

 PORTFOLIO An underlying mutual fund portfolio in which the Separate Account invests.

 PROTECTED INCOME VALUE Under the optional Guaranteed Minimum Income Benefit
 (GMIB), the Protected Income Value is a calculation that determines the basis for guaranteed annuity payments.

 PROTECTED WITHDRAWAL VALUE Under the optional living benefits (other than GMIB), the calculation that determines the basis for guaranteed withdrawals.

 PURCHASE CREDIT If you purchase the X series, we apply an additional amount, called a Purchase Credit, to your Account Value with each purchase payment you make.

 PURCHASE PAYMENT A cash consideration you give to us for the rights, privileges and benefits of the Annuity.

 SEPARATE ACCOUNT Allstate Financial Advisors Separate Account I of Allstate Life Insurance Company.


 SERVICE OFFICE: The place to which all requests and payments regarding an Annuity are to be sent. We may change the address of the Service Office at any time. Please see the section of this prospectus entitled "How to Contact Us" for the Service Office address.


 SUB-ACCOUNT We issue your Annuity through our Separate Account. See "What is the Separate Account?" under the General Information section. The Separate Account invests in underlying mutual fund portfolios ("Portfolios"). From an accounting perspective, we divide the Separate Account into a number of sections, each of which corresponds to a particular Portfolio. We refer to each such section of our Separate Account as a "Sub-account".

 SURRENDER VALUE The value of your Annuity available upon surrender prior to the Annuity Date. It equals the Account Value as of the date we price the surrender minus any applicable CDSC, annual maintenance fee, tax charge and the charge for any optional benefits and any additional amounts we applied to your Purchase Payments that we may be entitled to recover under certain circumstances.


 TRUEACCUMULATION - HIGHEST DAILY A separate optional benefit that, for an additional cost, guarantees a minimum Account Value at one or more future dates and that requires your participation in a program that may transfer your Account Value according to a predetermined mathematical formula. We no longer offer TrueAccumulation - Highest Daily.


 TRUEINCOME An optional benefit that, for an additional cost, guarantees your ability to withdraw an annual amount equal to a percentage of an initial principal value called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your Account Value. We no longer offer TrueIncome.

 TRUEINCOME - HIGHEST DAILY An optional benefit available for an additional charge that guarantees your ability to withdraw amounts equal to a percentage of a guaranteed benefit base called the Total Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your Account Value. We no longer offer TrueIncome - Highest Daily.

 TRUEINCOME - HIGHEST DAILY 7: An optional benefit that, for an additional charge, guarantees your ability to withdraw amounts equal to a percentage of a guaranteed benefit base called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your Account Value. TrueIncome - Highest Daily 7 is the same class of optional benefit as our TrueIncome - Highest Daily, but differs (among other things) with respect to how the Protected Withdrawal Value is calculated and how the lifetime withdrawals are calculated. We no longer offer TrueIncome - Highest Daily 7.

 TRUEINCOME - SPOUSAL An optional benefit that, for an additional cost, guarantees until the later death of two Designated Lives (as defined in this prospectus) the ability to withdraw an annual amount equal to a percentage of an initial principal value called the Protected Withdrawal Value. Subject to our program rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your Account Value. We no longer offer TrueIncome - Spousal.

 TRUEINCOME - SPOUSAL HIGHEST DAILY 7: An optional benefit that, for an additional charge, guarantees your ability to withdraw amounts equal to a percentage of a guaranteed benefit base called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your Account Value. The benefit is the spousal version of the TrueIncome - Highest Daily 7 and is the same class of optional benefit as our TrueIncome - Spousal, but differs (among other things) with respect to how the Protected Withdrawal Value is calculated and to how the lifetime withdrawals are calculated. We no longer offer TrueIncome - Spousal Highest Daily 7.

 UNIT A measure used to calculate your Account Value in a Sub-account during the accumulation period.

 VALUATION DAY Every day the New York Stock Exchange is open for trading or any other day the Securities and Exchange Commission requires mutual funds or unit investment trusts to be valued.

                     SUMMARY OF CONTRACT FEES AND CHARGES

 Below is a summary of the fees and charges for the Annuities. Some fees and charges are assessed against each Annuity while others are assessed against assets allocated to the Sub-accounts. The fees and charges that are assessed against an Annuity include any applicable Contingent Deferred Sales Charge, Transfer Fee, Tax Charge and Annual Maintenance Fee. The charges that are assessed against the Sub-accounts are the Mortality and Expense Risk charge, the charge for Administration of the Annuity, and the charge for certain optional benefits you elect. Certain optional benefits deduct a charge from the annuity based on a percentage of a "protected value." Each underlying mutual fund portfolio assesses a fee for investment management, other expenses, and with some mutual funds, a 12b-1 fee. The prospectus for each underlying mutual fund provides more detailed information about the expenses for the underlying mutual funds.

 The following tables provide a summary of the fees and charges you will pay if you surrender your Annuity or transfer Account Value among investment options. These fees and charges are described in more detail within this Prospectus.

                       YOUR TRANSACTION FEES AND CHARGES
                        (assessed against each Annuity)

 CONTINGENT DEFERRED SALES CHARGE /1/
                                    B SERIES

                Yr. 1 Yr. 2 Yr. 3 Yr. 4 Yr. 5 Yr. 6 Yr. 7 Yr. 8+
                ------------------------------------------------
                7.0%  6.0%  5.0%  4.0%  3.0%  2.0%  1.0%   0.0%
                ------------------------------------------------

                                    L SERIES

                         Yr. 1 Yr. 2 Yr. 3 Yr. 4 Yr. 5+
                         ------------------------------
                         7.0%  7.0%  6.0%  5.0%   0.0%
                         ------------------------------

                                    X SERIES

         Yr. 1 Yr. 2 Yr. 3 Yr. 4 Yr. 5 Yr. 6 Yr. 7 Yr. 8 Yr. 9 Yr. 10+
         -------------------------------------------------------------
         9.0%  8.5%  8.0%  7.0%  6.0%  5.0%  4.0%  3.0%  2.0%   0.0%
         -------------------------------------------------------------

 1 The Contingent Deferred Sales Charges are assessed as a percentage of each applicable Purchase Payment and deducted upon surrender or withdrawal. For purposes of calculating this charge, we consider the year following the date of each Purchase Payment as Year 1.

             -----------------------------------------------------
                      OTHER TRANSACTION FEES AND CHARGES

                       (assessed against each Annuity)
             -----------------------------------------------------
                FEE/CHARGE      B SERIES    L SERIES    X SERIES
             -----------------------------------------------------
             TRANSFER FEE/ 1/    $20.00      $20.00      $20.00
             MAXIMUM             $10.00      $10.00      $10.00
             CURRENT
             -----------------------------------------------------
             TAX CHARGE/ 2/    0% to 3.5%  0% to 3.5%  0% to 3.5%
             -----------------------------------------------------

 1 Currently, we deduct the fee after the 20/th/ transfer each Annuity Year. We guarantee that the number of charge free transfers per Annuity Year will never be less than 8.
 2 In some states a tax is payable, either when Purchase Payments are received, upon surrender or when the Account Value is applied under an annuity option. The tax charge is assessed as a percentage of Purchase Payments, Surrender Value, or Account Value, as applicable. We reserve the right to deduct the charge either at the time the tax is imposed, upon a full surrender of the Annuity, or upon annuitization. See the subsection "Tax Charge" under "Fees and Charges" in this Prospectus.

 The following table provides a summary of the periodic fees and charges you will pay while you own your Annuity, excluding the underlying mutual fund Portfolio annual expenses. These fees and charges are described in more detail within this Prospectus.

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                                    PERIODIC FEES AND CHARGES

                                 (assessed against each Annuity)
---------------------------------------------------------------------------------------------------
        FEE/CHARGE                 B SERIES                L SERIES                X SERIES
ANNUAL MAINTENANCE FEE /1/  Lesser of $35 or 2% of  Lesser of $35 or 2% of  Lesser of $35 or 2% of
                                Account Value           Account Value           Account Value
                            -----------------------------------------------------------------------
  BENEFICIARY
  CONTINUATION              Lesser of $30 or 2% of  Lesser of $30 or 2% of  Lesser of $30 or 2% of
  OPTION ONLY                   Account Value           Account Value           Account Value

      --------------------------------------------------------------------------
      ANNUAL FEES/CHARGES OF THE SUB-ACCOUNTS /2/
      (assessed as a percentage of the daily net assets of the Sub-accounts)
      --------------------------------------------------------------------------
                   FEE/CHARGE                  B SERIES    L SERIES   X SERIES
      MORTALITY & EXPENSE RISK                  1.00%       1.35%      1.40%
      CHARGE /3/
      --------------------------------------------------------------------------
      ADMINISTRATION CHARGE /3/                 0.15%       0.15%      0.15%
      --------------------------------------------------------------------------
      SETTLEMENT SERVICE CHARGE /4/             1.00%       1.00%      1.00%
      --------------------------------------------------------------------------
      TOTAL ANNUAL CHARGES OF THE               1.15%       1.50%      1.55%
      SUB-ACCOUNTS
      (EXCLUDING SETTLEMENT SERVICE CHARGE)
      --------------------------------------------------------------------------

 (1)Assessed annually on the Annuity's anniversary date or upon surrender. Only applicable if Account Value is less than $100,000. Fee may differ in certain states. For beneficiaries who elect the Beneficiary Continuation Option, the fee is only applicable if Account Value is less than $25,000 at the time the fee is assessed.
 (2)These charges are deducted daily and apply to the Sub-accounts only.
 (3)The combination of the Mortality and Expense Risk Charge and Administration Charge is referred to as the "Insurance Charge" elsewhere in this Prospectus.
 (4)The Mortality & Expense Risk Charge and the Administration Charge do not apply if you are a beneficiary under the Beneficiary Continuation Option. The Settlement Service Charge applies only if your beneficiary elects the Beneficiary Continuation Option, and is expressed as an annual charge.

 The following table sets forth the charge for each optional benefit under the Annuity. These fees would be in addition to the periodic fees and transaction fees set forth in the tables above. The first column shows the charge for each optional benefit on a maximum and current basis. Then, we show the total expenses you would pay for an Annuity if you purchased the relevant optional benefit. More specifically, we show the total charge for the optional benefit plus the Total Annualized Insurance Fees/Charges applicable to the Annuity. Where the charges cannot actually be totaled (because they are assessed against different base values), we show both individual charges.


----------------------------------------------------------------------------------
                            YOUR OPTIONAL BENEFIT
                            FEES AND CHARGES /1/
----------------------------------------------------------------------------------
OPTIONAL BENEFIT        OPTIONAL            TOTAL         TOTAL         TOTAL
                      BENEFIT FEE/         ANNUAL        ANNUAL        ANNUAL
                         CHARGE          CHARGE /2/    CHARGE /2/    CHARGE /2/
                   (AS A PERCENTAGE OF   FOR B SERIES  FOR L SERIES  FOR X SERIES
                     SUB-ACCOUNT NET
                     ASSETS, UNLESS
                   OTHERWISE INDICATED)
----------------------------------------------------------------------------------
TRUEACCUMULATION
- HIGHEST DAILY
CURRENT AND               0.60%             1.75%         2.10%         2.15%
MAXIMUM CHARGE/3/
(IF ELECTED ON OR
AFTER MAY 1, 2009)
----------------------------------------------------------------------------------
GUARANTEED
MINIMUM INCOME
BENEFIT (GMIB)
MAXIMUM                   1.00%            1.15% +       1.50% +       1.55% +
CHARGE (ASSESSED                            1.00%         1.00%         1.00%
AGAINST PROTECTED
INCOME VALUE)

CURRENT                   0.50%            1.15% +       1.50% +       1.55% +
CHARGE (ASSESSED                            0.50%         0.50%         0.50%
AGAINST PROTECTED
INCOME VALUE)
----------------------------------------------------------------------------------
TRUEINCOME
MAXIMUM CHARGE            1.50%             2.65%         3.00%         3.05%
CURRENT CHARGE            0.60%             1.75%         2.10%         2.15%
----------------------------------------------------------------------------------
TRUEINCOME -
SPOUSAL
MAXIMUM CHARGE            1.50%             2.65%         3.00%         3.05%
CURRENT CHARGE            0.75%             1.90%         2.25%         2.30%
----------------------------------------------------------------------------------
TRUEINCOME -
HIGHEST DAILY
MAXIMUM CHARGE            1.50%             2.65%         3.00%         3.05%
CURRENT CHARGE            0.60%             1.75%         2.10%         2.15%
----------------------------------------------------------------------------------
TRUEINCOME -
HIGHEST DAILY 7
MAXIMUM                   1.50%            1.15% +       1.50% +       1.55% +
CHARGE (ASSESSED                            1.50%         1.50%         1.50%
AGAINST THE
PROTECTED
WITHDRAWAL VALUE)

CURRENT                   0.60%            1.15% +       1.50% +       1.55% +
CHARGE (ASSESSED                            0.60%         0.60%         0.60%
AGAINST THE
PROTECTED
WITHDRAWAL VALUE)
----------------------------------------------------------------------------------
TRUEINCOME -
SPOUSAL HIGHEST
DAILY 7
MAXIMUM                   1.50%            1.15% +       1.50% +       1.55% +
CHARGE (ASSESSED                            1.50%         1.50%         1.50%
AGAINST THE
PROTECTED
WITHDRAWAL VALUE)
CURRENT                   0.75%            1.15% +       1.50% +       1.55% +
CHARGE (ASSESSED                            0.75%         0.75%         0.75%
AGAINST THE
PROTECTED
WITHDRAWAL VALUE)
----------------------------------------------------------------------------------
COMBINATION 5%
ROLL-UP AND
HAV DEATH BENEFIT
CURRENT AND
MAXIMUM
CHARGE/3/ (IF
ELECTED ON OR
AFTER MAY 1, 2009)        0.80%             1.95%         2.30%         2.35%
----------------------------------------------------------------------------------
HIGHEST DAILY             0.50%             1.65%         2.00%         2.05%
VALUE DEATH
BENEFIT ("HDV")
CURRENT AND
MAXIMUM CHARGE/3/
----------------------------------------------------------------------------------
PLEASE REFER TO THE SECTION OF THIS PROSPECTUS THAT DESCRIBES EACH OPTIONAL
BENEFIT FOR A COMPLETE DESCRIPTION OF THE BENEFIT, INCLUDING ANY RESTRICTIONS OR
LIMITATIONS THAT MAY APPLY.
----------------------------------------------------------------------------------

 1. HOW CHARGE IS DETERMINED
    TRUEACCUMULATION - HIGHEST DAILY: Charge for this benefit is assessed against the average daily net assets of the Sub-accounts. If you elected the benefit prior to May 1, 2009, the fees are as follows: The current charge is 0.35% of Sub-account assets. For the B Series, 1.50% total annual charge applies. For the L Series, 1.85% total annual charge applies, and for the X Series, 1.90% total annual charge applies. If you elected the benefit on or after May 1, 2009, the current charge is 0.60% of sub-account assets. For the B Series, 1.75% total annual charge applies. For the L Series, 2.10% total annual charge applies, and for the X Series, 2.15% total annual charge applies. This benefit is no longer available for new elections.

    GUARANTEED MINIMUM INCOME BENEFIT: Charge for this benefit is assessed against the GMIB Protected Income Value ("PIV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts and the Fixed Allocations. For B Series, 0.50% of PIV for GMIB is in addition to 1.15% annual charge. For the L Series, 0.50% of PIV for GMIB is in addition to 1.50% annual charge. For the X Series, 0.50% of PIV for GMIB is in addition to 1.55% annual charge. This benefit is no longer available for new elections. This benefit is described on page 53.
    TRUEINCOME: Charge for this benefit is assessed against the average daily net assets of the Sub-accounts. For B Series, 1.75% total annual charge applies. For L Series, 2.10% total annual charge applies. For X Series, 2.15% total annual charge applies. This benefit is no longer available for new elections. This benefit is described on page 57.
    TRUEINCOME - SPOUSAL: Charge for this benefit is assessed against the average daily net assets of the Sub-accounts. For B Series, 1.90% total annual charge applies. For L Series, 2.25% total annual charge applies. For X Series, 2.30% total annual charge applies. This benefit is no longer available for new elections. This benefit is described on page 61. TRUEINCOME HIGHEST DAILY: Charge for this benefit is assessed against the average daily net assets of the Sub-accounts. For B Series, 1.75% total annual charge applies. For L Series, 2.10% total annual charge applies. For X Series, 2.15% total annual charge applies. This benefit is no longer available for new elections. This benefit is described on page 64. TRUEINCOME - HIGHEST DAILY 7: Charge for this benefit is assessed against the Protected Withdrawal Value ("PWV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For B Series, 0.60% of PWV is in addition to 1.15% annual charge. For L Series, 0.60% of PWV is in addition to 1.50% annual charge. For X Series, 0.60% of PWV is in addition to 1.55% annual charge. This benefit is no longer available for new elections.
    TRUEINCOME - SPOUSAL HIGHEST DAILY 7: Charge for this benefit is assessed against the Protected Withdrawal Value ("PWV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For B Series, 0.75% of PWV is in addition to 1.15% annual charge. For L Series, 0.75% of PWV is in addition to 1.50% annual charge. For X Series, 0.75% of PWV is in addition to 1.55% annual charge. This benefit is no longer available for new elections.
    HIGHEST DAILY VALUE DEATH BENEFIT: Charge for this benefit is assessed against the average daily net assets of the Sub-accounts. For B Series, 1.65% total annual charge applies. For L Series, 2.00% total annual charge applies. For X Series, 2.05% total annual charge applies. This benefit is no longer available for new elections.
    COMBINATION 5% ROLL-UP AND HAV DEATH BENEFIT. Charge for this benefit is assessed against the average daily net assets of the Sub-accounts. For elections prior to May 1, 2009: 0.50% current charge results in 1.65% total annual charge for B Series, 2.00% total annual charge for L Series, and 2.05% total annual charge for X Series. For elections on or after May 1, 2009: 0.80% current charge results in 1.95% total annual charge for B Series, 2.30% total annual charge for L Series, and 2.35% total annual charge for X Series.
 2. The Total Annual Charge includes the Insurance Charge assessed against the average daily net assets allocated to the Sub-accounts. If you elect more than one optional benefit, the Total Annual Charge would be higher to include the charge for each optional benefit. With respect to TrueIncome - Highest Daily 7 and TrueIncome - Spousal Highest Daily 7, the charge is assessed against the Protected Withdrawal Value.
 3. Our reference in the fee table to "current and maximum" charge does not connote that we have the authority to increase the charge for Annuities that already have been issued. Rather, the reference indicates that there is no maximum charge to which the current charge could be increased for existing Annuities. However, our State filings may have included a provision allowing us to impose an increased charge for newly-issued Annuities.


 The following table provides the range (minimum and maximum) of the total annual expenses for the Portfolios as of December 31, 2010. Each figure is stated as a percentage of the Portfolio's average daily net assets.



             -----------------------------------------------------
                 TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES
             -----------------------------------------------------
                                                 MINIMUM  MAXIMUM
             -----------------------------------------------------
             TOTAL PORTFOLIO OPERATING EXPENSES  0.62%    1.96%
             -----------------------------------------------------



 The following are the total annual expenses for each Portfolio as of December 31, 2010 except as noted and except if the fund's inception date is subsequent to December 31, 2010. The "Total Annual Portfolio Operating Expenses" reflect the combination of the Portfolio's investment management fee, other expenses, any 12b-1 fees and certain other expenses. Each figure is stated as a percentage of the Portfolio's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table. For certain of the Portfolios, a portion of the management fee has been contractually waived and/or other expenses have been contractually partially reimbursed, which is shown in the table. The existence of any additional voluntary fee waivers and/or reimbursements has been reflected in the footnotes. The following expenses are deducted by the Portfolio before it provides Allstate Life with the daily net asset value. The Portfolio information was provided by the Portfolio company and has not been independently verified by us. See the prospectuses or statements of additional information of the Portfolios for further details. The current prospectus and statement of additional information for the Portfolios can be obtained by calling 1-866-695-2647.


 ------------------------------------------------------------------------------
               UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES

   (as a percentage of the average net assets of the underlying Portfolios)
 ------------------------------------------------------------------------------



                                                           For the year ended December 31, 2010
                          ------------------------------------------------------------------------------------------------------
       UNDERLYING                                                                               Total
       PORTFOLIO                                                       Broker Fees  Acquired   Annual    Contractual  Net Annual
                                                            Dividend   and Expenses Portfolio Portfolio  Fee Waiver      Fund
                          Management  Other   Distribution Expense on    on Short    Fees &   Operating  or Expense   Operating
                             Fees    Expenses (12b-1) Fees Short Sales    Sales     Expenses  Expenses  Reimbursement  Expenses
--------------------------------------------------------------------------------------------------------------------------------
ADVANCED SERIES TRUST
 AST Academic Strategies
  Asset Allocation          0.72%     0.06%      0.00%        0.04%       0.00%       0.73%     1.55%       0.00%       1.55%
 AST Advanced Strategies    0.85%     0.14%      0.00%        0.00%       0.00%       0.03%     1.02%       0.00%       1.02%

------------------------------------------------------------------------------------------------------------------------------------
                                         UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES

                             (as a percentage of the average net assets of the underlying Portfolios)
------------------------------------------------------------------------------------------------------------------------------------
                                                               For the year ended December 31, 2010
                              -------------------------------------------------------------------------------------------
         UNDERLYING                                                                                 Total
         PORTFOLIO                                                         Broker Fees  Acquired   Annual    Contractual
                                                                Dividend   and Expenses Portfolio Portfolio  Fee Waiver
                              Management  Other   Distribution Expense on    on Short    Fees &   Operating  or Expense
                                 Fees    Expenses (12b-1) Fees Short Sales    Sales     Expenses  Expenses  Reimbursement
--------------------------------------------------------------------------------------------------------------------------
ADVANCED SERIES TRUST
 CONTINUED
 AST AllianceBernstein Core
  Value                         0.75%     0.17%      0.00%        0.00%       0.00%       0.00%     0.92%       0.00%
 AST American Century
  Income & Growth               0.75%     0.17%      0.00%        0.00%       0.00%       0.00%     0.92%       0.00%
 AST Balanced Asset
  Allocation                    0.15%     0.01%      0.00%        0.00%       0.00%       0.87%     1.03%       0.00%
 AST BlackRock Value            0.85%     0.12%      0.00%        0.00%       0.00%       0.00%     0.97%       0.00%
 AST BlackRock Global
  Strategies/ 1/                1.00%     0.15%      0.00%        0.00%       0.00%       0.03%     1.18%       0.07%
 AST Bond Portfolio 2015/ 2/    0.64%     0.19%      0.00%        0.00%       0.00%       0.00%     0.83%       0.00%
 AST Bond Portfolio 2016/ 2/    0.64%     0.29%      0.00%        0.00%       0.00%       0.00%     0.93%       0.00%
 AST Bond Portfolio 2018/ 2/    0.64%     0.23%      0.00%        0.00%       0.00%       0.00%     0.87%       0.00%
 AST Bond Portfolio 2019/ 2/    0.64%     0.24%      0.00%        0.00%       0.00%       0.00%     0.88%       0.00%
 AST Bond Portfolio 2020/ 2/    0.64%     0.25%      0.00%        0.00%       0.00%       0.00%     0.89%       0.00%
 AST Bond Portfolio 2021/ 2/    0.64%     0.39%      0.00%        0.00%       0.00%       0.00%     1.03%       0.03%
 AST Bond Portfolio 2022/ 2/    0.64%     0.33%      0.00%        0.00%       0.00%       0.00%     0.97%       0.00%
 AST Capital Growth Asset
  Allocation                    0.15%     0.01%      0.00%        0.00%       0.00%       0.91%     1.07%       0.00%
 AST CLS Growth Asset
  Allocation                    0.30%     0.02%      0.00%        0.00%       0.00%       0.85%     1.17%       0.00%
 AST CLS Moderate Asset
  Allocation                    0.30%     0.02%      0.00%        0.00%       0.00%       0.76%     1.08%       0.00%
 AST Cohen & Steers Realty      1.00%     0.14%      0.00%        0.00%       0.00%       0.00%     1.14%       0.00%
 AST Federated Aggressive
  Growth                        0.95%     0.17%      0.00%        0.00%       0.00%       0.00%     1.12%       0.00%
 AST FI Pyramis(R) Asset
  Allocation/ 3/                0.85%     0.38%      0.00%        0.18%       0.05%       0.00%     1.46%       0.00%
 AST First Trust Balanced
  Target                        0.85%     0.13%      0.00%        0.00%       0.00%       0.00%     0.98%       0.00%
 AST First Trust Capital
  Appreciation Target           0.85%     0.13%      0.00%        0.00%       0.00%       0.00%     0.98%       0.00%
 AST Global Real Estate         1.00%     0.19%      0.00%        0.00%       0.00%       0.00%     1.19%       0.00%
 AST Goldman Sachs
  Concentrated Growth           0.90%     0.12%      0.00%        0.00%       0.00%       0.00%     1.02%       0.00%
 AST Goldman Sachs
  Large-Cap Value               0.75%     0.13%      0.00%        0.00%       0.00%       0.00%     0.88%       0.00%
 AST Goldman Sachs
  Mid-Cap Growth                1.00%     0.14%      0.00%        0.00%       0.00%       0.00%     1.14%       0.00%
 AST Goldman Sachs
  Small-Cap Value               0.95%     0.18%      0.00%        0.00%       0.00%       0.04%     1.17%       0.00%
 AST High Yield                 0.75%     0.13%      0.00%        0.00%       0.00%       0.00%     0.88%       0.00%
 AST Horizon Growth Asset
  Allocation                    0.30%     0.03%      0.00%        0.00%       0.00%       0.86%     1.19%       0.00%
 AST Horizon Moderate
  Asset Allocation              0.30%     0.02%      0.00%        0.00%       0.00%       0.81%     1.13%       0.00%
 AST International Growth       1.00%     0.14%      0.00%        0.00%       0.00%       0.00%     1.14%       0.00%
 AST International Value        1.00%     0.14%      0.00%        0.00%       0.00%       0.00%     1.14%       0.00%
 AST Investment Grade
  Bond/ 2/                      0.64%     0.15%      0.00%        0.00%       0.00%       0.00%     0.79%       0.00%


------------------------------------------------------------------------------------------------------------------------------------
                                         UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES

                             (as a percentage of the average net assets of the underlying Portfolios)
------------------------------------------------------------------------------------------------------------------------------------

                              -----------
         UNDERLYING
         PORTFOLIO            Net Annual
                                 Fund
                              Operating
                               Expenses
----------------------------------------
ADVANCED SERIES TRUST
 CONTINUED
 AST AllianceBernstein Core
  Value                         0.92%
 AST American Century
  Income & Growth               0.92%
 AST Balanced Asset
  Allocation                    1.03%
 AST BlackRock Value            0.97%
 AST BlackRock Global
  Strategies/ 1/                1.11%
 AST Bond Portfolio 2015/ 2/    0.83%
 AST Bond Portfolio 2016/ 2/    0.93%
 AST Bond Portfolio 2018/ 2/    0.87%
 AST Bond Portfolio 2019/ 2/    0.88%
 AST Bond Portfolio 2020/ 2/    0.89%
 AST Bond Portfolio 2021/ 2/    1.00%
 AST Bond Portfolio 2022/ 2/    0.97%
 AST Capital Growth Asset
  Allocation                    1.07%
 AST CLS Growth Asset
  Allocation                    1.17%
 AST CLS Moderate Asset
  Allocation                    1.08%
 AST Cohen & Steers Realty      1.14%
 AST Federated Aggressive
  Growth                        1.12%
 AST FI Pyramis(R) Asset
  Allocation/ 3/                1.46%
 AST First Trust Balanced
  Target                        0.98%
 AST First Trust Capital
  Appreciation Target           0.98%
 AST Global Real Estate         1.19%
 AST Goldman Sachs
  Concentrated Growth           1.02%
 AST Goldman Sachs
  Large-Cap Value               0.88%
 AST Goldman Sachs
  Mid-Cap Growth                1.14%
 AST Goldman Sachs
  Small-Cap Value               1.17%
 AST High Yield                 0.88%
 AST Horizon Growth Asset
  Allocation                    1.19%
 AST Horizon Moderate
  Asset Allocation              1.13%
 AST International Growth       1.14%
 AST International Value        1.14%
 AST Investment Grade
  Bond/ 2/                      0.79%

 ------------------------------------------------------------------------------
                UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES

   (as a percentage of the average net assets of the underlying Portfolios)
 ------------------------------------------------------------------------------


                                                           For the year ended December 31, 2010
                          ------------------------------------------------------------------------------------------------------
       UNDERLYING                                                                               Total
       PORTFOLIO                                                       Broker Fees  Acquired   Annual    Contractual  Net Annual
                                                            Dividend   and Expenses Portfolio Portfolio  Fee Waiver      Fund
                          Management  Other   Distribution Expense on    on Short    Fees &   Operating  or Expense   Operating
                             Fees    Expenses (12b-1) Fees Short Sales    Sales     Expenses  Expenses  Reimbursement  Expenses
--------------------------------------------------------------------------------------------------------------------------------
ADVANCED SERIES TRUST
 CONTINUED
 AST Jennison Large-Cap
  Growth                    0.90%     0.12%      0.00%        0.00%       0.00%       0.00%     1.02%       0.00%       1.02%
 AST Jennison Large-Cap
  Value                     0.75%     0.12%      0.00%        0.00%       0.00%       0.00%     0.87%       0.00%       0.87%
 AST JP Morgan
  International Equity      0.89%     0.15%      0.00%        0.00%       0.00%       0.00%     1.04%       0.00%       1.04%
 AST J.P. Morgan
  Strategic Opportunities   1.00%     0.15%      0.00%        0.10%       0.01%       0.00%     1.26%       0.00%       1.26%
 AST Large-Cap Value        0.75%     0.12%      0.00%        0.00%       0.00%       0.00%     0.87%       0.00%       0.87%
 AST Lord Abbett Core
  Fixed Income /4/          0.80%     0.16%      0.00%        0.00%       0.00%       0.00%     0.96%       0.10%       0.86%
 AST Marsico Capital
  Growth                    0.90%     0.12%      0.00%        0.00%       0.00%       0.00%     1.02%       0.00%       1.02%
 AST MFS Global Equity      1.00%     0.25%      0.00%        0.00%       0.00%       0.00%     1.25%       0.00%       1.25%
 AST MFS Growth             0.90%     0.12%      0.00%        0.00%       0.00%       0.00%     1.02%       0.00%       1.02%
 AST Mid-Cap Value          0.95%     0.15%      0.00%        0.00%       0.00%       0.00%     1.10%       0.00%       1.10%
 AST Money Market           0.50%     0.12%      0.00%        0.00%       0.00%       0.00%     0.62%       0.00%       0.62%
 AST Neuberger Berman
  Mid-Cap Growth            0.90%     0.14%      0.00%        0.00%       0.00%       0.00%     1.04%       0.00%       1.04%
 AST Neuberger Berman/
  LSV Mid-Cap Value         0.90%     0.14%      0.00%        0.00%       0.00%       0.00%     1.04%       0.00%       1.04%
 AST Parametric Emerging
  Markets Equity            1.10%     0.31%      0.00%        0.00%       0.00%       0.00%     1.41%       0.00%       1.41%
 AST PIMCO Limited
  Maturity Bond             0.65%     0.15%      0.00%        0.00%       0.00%       0.00%     0.80%       0.00%       0.80%
 AST PIMCO Total Return
  Bond                      0.65%     0.12%      0.00%        0.00%       0.00%       0.00%     0.77%       0.00%       0.77%
 AST Preservation Asset
  Allocation                0.15%     0.02%      0.00%        0.00%       0.00%       0.82%     0.99%       0.00%       0.99%
 AST Quantitative
  Modeling /5/              0.25%     0.11%      0.00%        0.00%       0.00%       0.95%     1.31%       0.06%       1.25%
 AST QMA US Equity Alpha    1.00%     0.17%      0.00%        0.25%       0.24%       0.00%     1.66%       0.00%       1.66%
 AST Schroders
  Multi-Asset World
  Strategies                1.10%     0.15%      0.00%        0.00%       0.00%       0.16%     1.41%       0.00%       1.41%
 AST Small-Cap Growth       0.90%     0.14%      0.00%        0.00%       0.00%       0.00%     1.04%       0.00%       1.04%
 AST Small-Cap Value        0.90%     0.13%      0.00%        0.00%       0.00%       0.00%     1.03%       0.00%       1.03%
 AST T. Rowe Price Asset
  Allocation                0.85%     0.13%      0.00%        0.00%       0.00%       0.00%     0.98%       0.00%       0.98%
 AST T. Rowe Price
  Global Bond               0.80%     0.18%      0.00%        0.00%       0.00%       0.00%     0.98%       0.00%       0.98%
 AST T. Rowe Price
  Large- Cap Growth         0.89%     0.13%      0.00%        0.00%       0.00%       0.00%     1.02%       0.00%       1.02%
 AST T. Rowe Price
  Natural Resources         0.90%     0.14%      0.00%        0.00%       0.00%       0.00%     1.04%       0.00%       1.04%
 AST Wellington
  Management Hedged
  Equity                    1.00%     0.17%      0.00%        0.00%       0.00%       0.00%     1.17%       0.00%       1.17%
 AST Western Asset Core
  Plus Bond                 0.70%     0.13%      0.00%        0.00%       0.00%       0.00%     0.83%       0.00%       0.83%

-----------------------------------------------------------------------------------------------------------------------------------
                                         UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES

                             (as a percentage of the average net assets of the underlying Portfolios)
-----------------------------------------------------------------------------------------------------------------------------------
                                                              For the year ended December 31, 2010
                             -------------------------------------------------------------------------------------------
        UNDERLYING                                                                                 Total
         PORTFOLIO                                                        Broker Fees  Acquired   Annual    Contractual
                                                               Dividend   and Expenses Portfolio Portfolio  Fee Waiver
                             Management  Other   Distribution Expense on    on Short    Fees &   Operating  or Expense
                                Fees    Expenses (12b-1) Fees Short Sales    Sales     Expenses  Expenses  Reimbursement
-------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON
 VARIABLE INSURANCE
 PRODUCTS TRUST/ 6/
 Franklin Templeton VIP
  Founding Funds
  Allocation Fund - Class 4    0.00%     0.11%      0.35%        0.00%       0.00%       0.67%     1.13%       0.01%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
PROFUND VP
 Consumer Goods                0.75%     0.83%      0.25%        0.00%       0.00%       0.00%     1.83%       0.15%
 Consumer Services             0.75%     0.95%      0.25%        0.00%       0.00%       0.00%     1.95%       0.27%
 Financials                    0.75%     0.80%      0.25%        0.00%       0.00%       0.00%     1.80%       0.12%
 Health Care                   0.75%     0.75%      0.25%        0.00%       0.00%       0.00%     1.75%       0.07%
 Industrials                   0.75%     0.89%      0.25%        0.00%       0.00%       0.00%     1.89%       0.21%
 Large-Cap Growth              0.75%     0.83%      0.25%        0.00%       0.00%       0.00%     1.83%       0.15%
 Large-Cap Value               0.75%     0.88%      0.25%        0.00%       0.00%       0.00%     1.88%       0.20%
 Mid-Cap Growth                0.75%     0.83%      0.25%        0.00%       0.00%       0.00%     1.83%       0.15%
 Mid-Cap Value                 0.75%     0.87%      0.25%        0.00%       0.00%       0.00%     1.87%       0.19%
 Real Estate                   0.75%     0.83%      0.25%        0.00%       0.00%       0.00%     1.83%       0.15%
 Small-Cap Growth              0.75%     0.87%      0.25%        0.00%       0.00%       0.00%     1.87%       0.19%
 Small-Cap Value               0.75%     0.96%      0.25%        0.00%       0.00%       0.00%     1.96%       0.28%
 Telecommunications            0.75%     0.78%      0.25%        0.00%       0.00%       0.00%     1.78%       0.10%
 Utilities                     0.75%     0.77%      0.25%        0.00%       0.00%       0.00%     1.77%       0.09%


-----------------------------------------------------------------------------------------------------------------------------------
                                         UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES

                             (as a percentage of the average net assets of the underlying Portfolios)
-----------------------------------------------------------------------------------------------------------------------------------

                             -----------
        UNDERLYING
         PORTFOLIO           Net Annual
                                Fund
                             Operating
                              Expenses
---------------------------------------
FRANKLIN TEMPLETON
 VARIABLE INSURANCE
 PRODUCTS TRUST/ 6/
 Franklin Templeton VIP
  Founding Funds
  Allocation Fund - Class 4    1.12%
---------------------------------------

---------------------------------------
PROFUND VP
 Consumer Goods                1.68%
 Consumer Services             1.68%
 Financials                    1.68%
 Health Care                   1.68%
 Industrials                   1.68%
 Large-Cap Growth              1.68%
 Large-Cap Value               1.68%
 Mid-Cap Growth                1.68%
 Mid-Cap Value                 1.68%
 Real Estate                   1.68%
 Small-Cap Growth              1.68%
 Small-Cap Value               1.68%
 Telecommunications            1.68%
 Utilities                     1.68%



/1/ Assuming completion of a pending reorganization transaction, Prudential Investments LLC and AST Investment Services, Inc. (together, the Investment Managers) have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses so that the investment management fees plus other expenses (exclusive in all cases of taxes, interest on borrowings, short sale interest and dividend expenses, brokerage commissions, distribution fees, acquired fund and exchange-traded fund fees and expenses, and extraordinary expenses) for the AST BlackRock Global Strategies Portfolio do not exceed 1.08% of its average daily net assets through May 1, 2012. This expense limitation may not be terminated or modified prior to May 1, 2012, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after May 1, 2012 will be subject to review by the Investment Managers and the Board of Trustees of the Trust.
/2/ The Investment Managers (Prudential Investments LLC and AST Investment Services, Inc.) have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses for the Portfolio so that the Portfolio's investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, distribution fees, acquired fund fees and expenses and extraordinary expenses) do not exceed 1.00% of the Portfolio's average daily net assets through April 30, 2012. This arrangement may not be terminated or modified prior to April 30, 2012, and may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue the arrangement after April 30, 2012 will be subject to review by the Investment Managers and the Fund's Board of Trustees.
/3  /Pyramis is a registered service mark of FMR LLC. Used under license.
/4/ The Investment Managers (Prudential Investments LLC and AST Investment Services, Inc.) have contractually agreed to waive a portion of their investment management fee, so that the effective management fee rate paid by the Portfolio is as follows: 0.70% to $500 million of average daily net assets; 0.675% over $500 million in average daily net assets up to and including $1 billion in average daily net assets; and 0.65% over $1 billion in average daily net assets. This arrangement may not be terminated or modified prior to June 30, 2014, and may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue the arrangement after June 30, 2014 will be subject to review by the Investment Managers and the Fund's Board of Trustees.
/5/ The Investment Managers (Prudential Investments LLC and AST Investment Services, Inc.) have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses for the Portfolio so that the Portfolio's investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, distribution fees, acquired fund fees and expenses and extraordinary expenses) do not exceed 0.30% of the Portfolio's average daily net assets through May 1, 2012. This arrangement may not be terminated or modified prior to May 1, 2012, and may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue the arrangement after May 1, 2012 will be subject to review by the Investment Managers and the Fund's Board of Trustees.
/6/ The Fund's administrator has contractually agreed to waive or limit its fee and to assume as its own expense certain expenses of the Fund so that common annual Fund operating expenses (i.e., a combination of fund administration fees and other expenses, but excluding Rule 12b-1 fees and acquired fund fees and expenses) do not exceed 0.10% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2012. The Fund does not pay management fees but will directly bear its proportionate share of any management fees and other expenses paid by the underlying funds (or "acquired funds") in which it invests. Acquired funds' estimated fees and expenses are based on the acquired funds' annualized expenses.

                               EXPENSE EXAMPLES

 These examples are intended to help you compare the cost of investing in one Allstate Life Annuity with the cost of investing in other Allstate Life Annuities and/or other variable annuities. Below are examples for each Annuity showing what you would pay in expenses at the end of the stated time periods if you invested $10,000 in the Annuity and your investment had a 5% return each year.

 The examples reflect the following fees and charges for each Annuity as described in "Summary of Contract Fees and Charges":
   .   Insurance Charge.
   .   Contingent Deferred Sales Charge (when and if applicable)
   .   Annual Maintenance Fee
   .   The maximum combination of optional benefits charges

 The examples also assume the following for the period shown:

   . You allocate all of your Account Value to the Sub-account with the maximum gross total operating expenses for 2010, and those expenses remain the same each year*

   .   You make no withdrawals of Account Value
   .   You make no transfers, or other transactions for which we charge a fee
   .   No tax charge applies
   . You elect the TrueIncome - Highest Daily 7 and the Combination 5% Roll-Up and HAV Death Benefit (the maximum combination of optional benefit charges). The maximum charge, rather than the current charge, is deducted for these benefits in the examples.
   . For the X Series example, expense example calculations are not adjusted to reflect the Purchase Credit. If the Purchase Credit were reflected in the calculations, expenses would be higher.
   .   For the X Series example, the Longevity Credit does not apply.

 Amounts shown in the examples are rounded to the nearest dollar.

 * Note: Not all Portfolios offered as Sub-accounts may be available depending on optional benefit selection, the applicable jurisdiction and selling form.

 THE EXAMPLES ARE ILLUSTRATIVE ONLY - THEY SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE PORTFOLIOS - ACTUAL EXPENSES WILL BE LESS THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE ACCOUNT VALUE TO ANY OTHER AVAILABLE SUB-ACCOUNTS.

 EXPENSE EXAMPLES ARE PROVIDED AS FOLLOWS:

 IF YOU SURRENDER YOUR ANNUITY AT THE END OF THE APPLICABLE TIME PERIOD:


                                1 YR  3 YRS  5 YRS  10 YRS
                     -------------------------------------
                     B SERIES  $1,121 $1,783 $2,475 $4,541
                     -------------------------------------
                     L SERIES  $1,183 $2,063 $2,462 $5,054
                     -------------------------------------
                     X SERIES  $1,359 $2,195 $2,955 $4,865
                     -------------------------------------


 IF YOU ANNUITIZE YOUR ANNUITY AT THE END OF THE APPLICABLE TIME PERIOD: /1/


                                 1 YR 3 YRS 5 YRS  10 YRS
                       ----------------------------------
                       B SERIES  N/A   N/A  $2,175 $4,541
                       ----------------------------------
                       L SERIES  N/A   N/A  $2,462 $5,054
                       ----------------------------------
                       X SERIES  N/A   N/A  $2,355 $4,865
                       ----------------------------------


 IF YOU DO NOT SURRENDER YOUR ANNUITY:


                                1 YR 3 YRS  5 YRS  10 YRS
                      -----------------------------------
                      B SERIES  $421 $1,283 $2,175 $4,541
                      -----------------------------------
                      L SERIES  $483 $1,643 $2,462 $5,054
                      -----------------------------------
                      X SERIES  $459 $1,395 $2,355 $4,865
                      -----------------------------------


 1  You may not annuitize in the first three (3) Annuity Years.

 A Table of accumulation values appears in Appendix A to this Prospectus.

                                    SUMMARY

        Allstate RetirementAccess Variable Annuity B Series ("B Series") Allstate RetirementAccess Variable Annuity L Series ("L Series") Allstate RetirementAccess Variable Annuity X Series ("X Series")

 This Summary describes key features of the variable annuities described in this prospectus. It is intended to help give you an overview, and to point you to sections of the prospectus that provide greater detail. This Summary is intended to supplement the prospectus, so you should not rely on the Summary alone for all the information you need to know before purchase. You should read the entire prospectus for a complete description of the variable annuities. Your financial advisor can also help you if you have questions.

 WHAT IS A VARIABLE ANNUITY? A variable annuity is a contract between you and an insurance company. It is designed to help you save money for retirement, and provide income during your retirement. With the help of your financial advisor, you choose how to invest your money within your annuity. Any allocation that is recommended to you by your financial professional may be different than automatic asset transfers that may be made under the Annuity, such as under a pre-determined mathematical formula used with an optional living benefit. The value of your annuity will rise or fall depending on whether the investment options you choose perform well or perform poorly. Investing in a variable annuity involves risk and you can lose your money. By the same token, investing in a variable annuity can provide you with the opportunity to grow your money through participation in mutual fund-type investments. Your financial professional will help you choose your investment options based on your tolerance for risk and your needs.

 Variable annuities also offer a variety of optional guarantees to receive an income for life, or death benefits for your beneficiaries, or minimum account value guarantees. These benefits provide a degree of insurance in the event your annuity performs poorly. These optional benefits are available for an extra cost, and are subject to limitations and conditions more fully described later in this prospectus. The guarantees are based on the long-term financial strength of the insurance company.

 WHAT DOES IT MEAN THAT MY VARIABLE ANNUITY IS "TAX-DEFERRED"? Because variable annuities are issued by an insurance company, you pay no taxes on any earnings from your annuity until you withdraw the money. You may also transfer among your investment options without paying a tax at the time of the transfer. Until you withdraw the money, tax deferral allows you to keep money invested that would otherwise go to pay taxes. When you take your money out of the variable annuity, however, you will be taxed on the earnings at ordinary income tax rates rather than lower capital gains rates. If you withdraw earnings before you reach age 59 1/2, you also may be subject to a 10% federal tax penalty.


 You could purchase one of our variable annuities as a tax-qualified retirement investment such as an IRA, SEP-IRA, or Roth IRA. Although there is no additional tax advantage to a variable annuity held through one of these plans, you may desire the variable annuities' other features such as guaranteed lifetime income payments or death benefits for use within these plans.

 WHAT VARIABLE ANNUITIES ARE OFFERED IN THIS PROSPECTUS? This prospectus describes the variable annuities listed below. The annuities differ primarily in how fees are deducted, the investment options offered, and whether the annuity provides credits in certain circumstances. The annuities described in this prospectus are:

.. Allstate RetirementAccess Variable Annuity B Series ("B Series") .. Allstate RetirementAccess Variable Annuity L Series ("L Series") .. Allstate RetirementAccess Variable Annuity X Series ("X Series")

 See Appendix B "Selecting the Variable Annuity That's Right For You," for a side-by-side comparison of the key features of each of these annuities.


 HOW DO I PURCHASE ONE OF THE VARIABLE ANNUITIES? These Annuities are no longer available for new purchases. Our eligibility criteria for purchasing the Annuities are as follows:


                  PRODUCT   MAXIMUM AGE FOR  MINIMUM INITIAL
                            INITIAL PURCHASE PURCHASE PAYMENT
                  -------------------------------------------
                  B SERIES         85             $1,000
                  -------------------------------------------
                  X SERIES         75            $10,000
                  -------------------------------------------
                  L SERIES         85            $10,000
                  -------------------------------------------

 The "Maximum Age for Initial Purchase" applies to the oldest owner as of the day we would issue the annuity. If the annuity is to be owned by an entity, the maximum age applies to the annuitant as of the day we would issue the annuity. The availability and level of protection of certain optional benefits may also vary based on the age of the owner or annuitant on the issue date of the annuity, the date the benefit is elected, or the date of the owner's death. Please see the section entitled "Living Benefits" and "Death Benefit" for additional information on these benefits.



 You may make additional payments of at least $100 into your annuity at any time, subject to maximums allowed by us and as provided by law.

 After you purchase your annuity you will have usually ten days to examine it and cancel it if you change your mind for any reason. The period of time and the amount returned to you is dictated by State law and is stated on the front cover of your contract. You must cancel your Annuity in writing (referred to as the "freelook period").

 See "What Are the Requirements for Purchasing One of the Annuities" for more detail.

 WHERE SHOULD I INVEST MY MONEY? With the help of your financial professional, you choose where to invest your money within the Annuity. You may choose from a variety of investment options ranging from conservative to aggressive. Certain optional benefits may limit your ability to invest in the investment options otherwise available to you under the Annuity. These investment options participate in mutual fund investments that are kept in a separate account from our other general assets. Although you may recognize some of the names of the money managers, these investment options are designed for variable annuities and are not the same mutual funds available to the general public. You can decide on a mix of investment options that suit your goals. Or, you can choose one of our investment options that participates in several mutual funds according to a specified goal such as balanced asset allocation, or capital growth asset allocation. If you select certain optional benefits, we may limit the investment you may elect. Each of the underlying mutual funds is described by its own prospectus, which you should read before investing. There is no assurance that any investment option will meet its investment objective.

 You may also allocate money to a fixed rate account that earns interest guaranteed by our general assets. We also offer programs to help discipline your investing, such as dollar cost averaging or automatic rebalancing.

 See "Investment Options," and "Managing your Account Value."

 HOW CAN I RECEIVE INCOME FROM MY ANNUITY? You can receive income by taking withdrawals or electing annuity payments. If you take withdrawals, you should plan them carefully, because withdrawals may be subject to tax (see "Tax Considerations"), and may be subject to a contingent deferred sales charge (discussed below). You may withdraw up to 10% of your investment each year without being subject to a contingent deferred sales charge.

 You may elect to receive income through annuity payments over your lifetime, also called "annuitization". This option may appeal to those who worry about outliving their Account Value through withdrawals. If you elect to receive annuity payments, you convert your Account Value into a stream of future payments. This means in most cases you no longer have an account value and therefore cannot make withdrawals. We offer different types of annuity options to meet your needs, and you can trade off the benefits and costs that make sense for you. For example, some of our annuity options allow for withdrawals, and some provide a death benefit, while others guarantee payments for life without a death benefit or the ability to make withdrawals.

 See "Access to Account Value."


 OPTIONS FOR GUARANTEED LIFETIME WITHDRAWALS. We offer optional benefits for an additional fee that guarantee your ability to take withdrawals for life as a percentage of an initial guaranteed benefit base, even after your account value falls to zero. These benefits may appeal to you if you wish to maintain flexibility and control over your Account Value (instead of converting it to an annuity stream) and want the assurance of predictable income. If you withdraw more than the allowable amount during any year, your future level of guaranteed withdrawals decreases.

 Some of the benefits utilize predetermined transfer formulas to help manage your guarantee through all market cycles. Please see applicable optional benefits section as well as the Appendices to this prospectus for more information on the formulas.

 In the Living Benefits section, we describe guaranteed minimum withdrawal benefits that allow you to withdraw a specified amount each year for life (or joint lives, for the spousal version of the benefit). Please be aware that if you withdraw more than that amount in a given year (i.e., excess income), that may permanently reduce the guaranteed amount you can withdraw in future years. Thus, you should think carefully before taking such excess income.


 These benefits contain detailed provisions, so please see the following sections of the prospectus for complete details:

..   TrueIncome*
..   TrueIncome - Spousal*
..   TrueIncome - Highest Daily*
..   TrueIncome - Highest Daily 7*
..   TrueIncome - Spousal Highest Daily 7*

 *  No longer available for new elections.

 OPTIONS FOR GUARANTEED ACCUMULATION. We offer an optional benefit called TrueAccumulation - Highest Daily for an additional fee that guarantees your account value to a certain level after a period of years. As part of this benefit you are required to invest only in certain permitted investment options. Please see applicable optional benefit section as well as the Appendices of this prospectus for more information on the formula.

 This benefit contains detailed provisions, so please see the following section of the prospectus for complete details:
..   TrueAccumulation - Highest Daily**


 ** No longer available for new elections.


 WHAT HAPPENS TO MY ANNUITY UPON DEATH? You may name a beneficiary to receive the proceeds of your annuity upon your death. Your annuity must be distributed within the time periods required by the tax laws. Each of our annuities offers a basic death benefit. The basic death benefit provides your beneficiaries with the greater of your purchase payments less all proportional withdrawals or your value in the annuity at the time of death.


 We also have an optional death benefit for an additional charge:

   .   COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT:
       Offers the greatest of the basic death benefit, the highest anniversary value death benefit described above, and a value assuming 5% growth of your investment adjusted for withdrawals.

 Each death benefit has certain age restrictions. For the X Series, there is an adjustment for any Purchase Credits received within 12 months prior to death. Please see the "Death Benefit" section of the Prospectus for more information.

 HOW DO I RECEIVE CREDITS?
 With X Series, we apply a credit to your annuity each time you make a purchase payment. Because of the credits, the expenses of the X Series may be higher than other annuities that do not offer credits. The amount of the credit depends on your age at the time the purchase payment is made.

OLDEST OWNER'S AGE ON THE DATE THAT THE PURCHASE         PURCHASE CREDIT ON PURCHASE
       PAYMENT IS APPLIED TO THE ANNUITY          PAYMENTS AS THEY ARE APPLIED TO THE ANNUITY
----------------------------------------------------------------------------------------------
                    0 - 80                                          6.00%*
                    81 - 85                                         3.00%
----------------------------------------------------------------------------------------------


 * For X Series annuities issued prior to December 10, 2007, the credit applicable to ages 0 - 80 is 5%


 With X Series, we also apply a "longevity credit" at the end of your tenth anniversary and every anniversary thereafter. The credit is equal to 0.40% of purchase payments invested with us for more than nine years (less adjustments for any withdrawals). The credit will not apply if your annuity value is zero or less, if you have cumulatively withdrawn more than the amount of eligible purchase payments, or if you annuitize.

 Please see the section entitled "Managing Your Account Value" for more information.

 WHAT ARE THE ANNUITY'S FEES AND CHARGES?

 CONTINGENT DEFERRED SALES CHARGE: If you withdraw all or part of your annuity before the end of a period of years, we may deduct a contingent deferred sales charge, or "CDSC". The CDSC is calculated as a percentage of your purchase payment being withdrawn, and the applicable CDSC percentage (as indicated in the table below) depends on the number of years that have elapsed since the Purchase Payment being withdrawn was made. The CDSC is different depending on which annuity you purchase:


              YR. 1 YR. 2 YR. 3 YR. 4 YR. 5 YR. 6 YR. 7 YR. 8 YR. 9 YR. 10+
    -----------------------------------------------------------------------
    B SERIES   7.0%  6.0%  5.0%  4.0%  3.0%  2.0%  1.0%  0.0%    --      --
    -----------------------------------------------------------------------
    L SERIES   7.0%  7.0%  6.0%  5.0%  0.0%    --    --    --    --      --
    -----------------------------------------------------------------------
    X SERIES   9.0%  8.5%  8.0%  7.0%  6.0%  5.0%  4.0%  3.0%  2.0%    0.0%

 Each year you may withdraw up to 10% of your purchase payments without the imposition of a CDSC. This free withdrawal feature does not apply when fully surrendering your annuity. We may also waive the CDSC under certain circumstances, such as for medically-related circumstances or taking required minimum distributions under a qualified contract.

 TRANSFER FEE: You may make 20 transfers between investment options each year free of charge. After the 20th transfer, we will charge $10.00 for each transfer. We do not consider transfers made as part of any Dollar Cost Averaging, Automatic Rebalancing or asset allocation program when we count the twenty free transfers. All transfers made on the same day will be treated as one (1) transfer. Any transfers made as a result of the mathematical formula used with an optional benefit will not count towards the total transfers allowed.

 ANNUAL MAINTENANCE FEE: Until you start annuity payments, we deduct an Annual Maintenance Fee. The Annual Maintenance Fee is the lesser of $35.00 or 2% of your Account Value. The Annual Maintenance Fee is only deducted if your Account Value is less than $100,000.

 TAX CHARGE: We may deduct a charge to reimburse us for taxes we may pay on premiums received in certain jurisdictions. The tax charge currently ranges up to 3 1/2% of your Purchase Payments or Account Value and is designed to approximate the taxes that we are required to pay.


 INSURANCE CHARGE: We deduct an Insurance Charge. It is an annual charge assessed on a daily basis. It is the combination of the Mortality & Expense Risk Charge and the Administration Charge. The charge is assessed against the daily assets allocated to the Sub-accounts and depends on which annuity you hold:


                    FEE/CHARGE             B SERIES L SERIES X SERIES
          -----------------------------------------------------------
          MORTALITY & EXPENSE RISK CHARGE     1.00%    1.35%    1.40%
          -----------------------------------------------------------
          ADMINISTRATION CHARGE               0.15%    0.15%    0.15%
          -----------------------------------------------------------
          TOTAL INSURANCE CHARGE              1.15%    1.50%    1.55%

 CHARGES FOR OPTIONAL BENEFITS: If you elect to purchase certain optional benefits, we will deduct an additional charge. For some optional benefits, the charge is deducted from your Account Value allocated to the Sub-accounts. This charge is included in the daily calculation of the Unit Price for each Sub-account. For certain other optional benefits, such as TrueIncome - Highest Daily 7, the charge is assessed against the Protected Withdrawal Value and taken out of the Sub-accounts periodically. Please refer to the section entitled "Summary of Contract Fees and Charges" for the list of charges for each Optional Benefit.

 SETTLEMENT SERVICE CHARGE: If your beneficiary takes the death benefit under a Beneficiary Continuation Option, we deduct a Settlement Service Charge, although the Insurance Charge no longer applies. The charge is assessed daily against the average assets allocated to the Sub-accounts and is equal to an annual charge of 1.00%.

 FEES AND EXPENSES INCURRED BY THE PORTFOLIOS: Each Portfolio incurs total annual operating expenses comprised of an investment management fee, other expenses and any distribution and service (12b-1) fees that may apply. More detailed information about fees and expenses can be found in the prospectuses for the Portfolios. Please see the "Fees and Charges" section of the Prospectus for more information.

 COSTS TO SELL AND ADMINISTER OUR VARIABLE ANNUITY: Your financial professional may receive a commission for selling one of our variable annuities to you. We may pay fees to your financial professional's broker dealer firm to cover costs of marketing or administration. These commissions and fees may incent your financial professional to sell our variable annuity instead of one offered by another company. We also receive fees from the mutual fund companies that offer the investment options for administrative costs and marketing. These fees may influence our decision to offer one family of funds over another. If you have any questions you may speak with your financial professional or us. See "General Information".

 OTHER INFORMATION: Please see the section entitled "General Information" for more information about our annuities, including legal information about our company, separate account, and underlying funds.

                              INVESTMENT OPTIONS

 WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?
 Each variable investment option is a Sub-account of the Allstate Financial Advisors Separate Account I (see "What is the Separate Account" for more detailed information). Each Sub-account invests exclusively in one Portfolio. You should carefully read the prospectus for any Portfolio in which you are interested. The Investment Objectives/Policies Chart below classifies each of the Portfolios based on our assessment of their investment style (as of the date of this Prospectus). The chart also provides a description of each Portfolio's investment objective (in italics) and a short, summary description of their key policies to assist you in determining which Portfolios may be of interest to you. There is no guarantee that any Portfolio will meet its investment objective. The Portfolios that you select are your choice - we do not recommend or endorse any particular Portfolio.

 Not all portfolios offered as Sub-accounts may be available depending on optional benefit selection, which contract series you selected, the applicable jurisdiction and selling firm. Thus, if you selected particular optional benefits, you would be precluded from investing in certain Portfolios and therefore would not receive investment appreciation (or depreciation) affecting those Portfolios. You bear the investment risk for amounts allocated to the Portfolios. Please see the General Information section of this prospectus, under the heading concerning "Service Fees" for a discussion of fees that we may receive from underlying mutual funds and /or their affiliates.

 The name of the advisor/sub-advisor for each Portfolio appears next to the description. Those Portfolios whose name include the prefix "AST" are Portfolios of Advanced Series Trust. The Portfolios of Advanced Series Trust are co-managed by AST Investment Services, Inc. and Prudential Investments LLC, both of which are affiliated companies of The Prudential Insurance Company of America. However, a sub-advisor, as noted below, is engaged to conduct day-to-day management.

 The Portfolios are not publicly traded mutual funds. They are only available as investment options in variable annuity contracts and variable life insurance policies issued by insurance companies, or in some cases, to participants in certain qualified retirement plans. However, some of the Portfolios available as Sub-accounts under the Annuities are managed by the same portfolio advisor or sub-advisor as a retail mutual fund of the same or similar name that the Portfolio may have been modeled after at its inception. Certain retail mutual funds may also have been modeled after a Portfolio. While the investment objective and policies of the retail mutual funds and the Portfolios may be substantially similar, the actual investments will differ to varying degrees. Differences in the performance of the funds can be expected, and in some cases could be substantial. You should not compare the performance of a publicly traded mutual fund with the performance of any similarly named Portfolio offered as a Sub-account. Details about the investment objectives, policies, risks, costs and management of the Portfolios are found in the prospectuses for the underlying mutual funds. THE CURRENT PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR THE PORTFOLIOS CAN BE OBTAINED BY CALLING 1-866-695-2647.

 Beginning May 1, 2008, we will allow Owners of an L Series Annuity to invest in certain ProFund VP Portfolios. However, we will not allow Owners of a B Series or an X Series Annuity to invest in any ProFund VP Portfolios. Nor will we allow beneficiaries who acquire any of the Annuities on or after May 1, 2008 under the Beneficiary Continuation Option to invest in any ProFund VP Portfolios.

 Not all Portfolios offered as Sub-accounts are available if you elect certain optional benefits. The following table lists the currently allowable investment options when you choose certain optional benefits:



 IF YOU SELECT ANY ONE OF                THEN YOU MAY ONLY INVEST AMONG THE FOLLOWING SUB-ACCOUNTS
 THE FOLLOWING OPTIONAL BENEFITS:        (THE "PERMITTED SUB-ACCOUNTS"):
 TrueIncome                              AST Academic Strategies Asset Allocation Portfolio
 TrueIncome - Spousal                    AST Capital Growth Asset Allocation Portfolio
 TrueIncome - Highest Daily              AST Balanced Asset Allocation Portfolio
 TrueIncome - Highest Daily 7            AST Preservation Asset Allocation Portfolio
 TrueIncome - Spousal Highest Daily 7    AST Advanced Strategies Portfolio
 Highest Daily Value Death Benefit       AST FI Pyramis(R) Asset Allocation Portfolio
                                         AST First Trust Balanced Target Portfolio
                                         AST First Trust Capital Appreciation Target Portfolio
                                         AST T. Rowe Price Asset Allocation Portfolio
                                         AST CLS Growth Asset Allocation Portfolio
                                         AST CLS Moderate Asset Allocation Portfolio
                                         AST Horizon Growth Asset Allocation Portfolio
                                         AST Horizon Moderate Asset Allocation Portfolio
                                         AST J.P. Morgan Strategic Opportunities Portfolio
                                         AST Schroders Multi-Asset World Strategies Portfolio
                                         AST BlackRock Global Strategies Portfolio
                                         AST Wellington Management Hedged Equity Portfolio
                                         Franklin Templeton VIP Founding Funds Allocation Fund
----------------------------------------------------------------------------------------------------

 Under TrueAccumulation - Highest Daily, the Combination 5% Roll-up and HAV Death Benefit, and the Guaranteed Minimum Income Benefit, all Sub-accounts are permitted.

 Certain optional living benefits (e.g., Highest Daily Lifetime 7 Plus) employ a pre-determined mathematical formula, under which money is transferred between your chosen variable sub-accounts and a bond portfolio (e.g., the AST Investment Grade Bond Portfolio). You should be aware that the operation of the formula could impact the expenses and performance of the variable sub-accounts used with the optional living benefits (the "Permitted Sub-accounts"). Specifically, because transfers to and from the Permitted Sub-accounts can be frequent and the amount transferred can vary, the Permitted Sub-accounts could experience the following effects, among others:
 (a) they may be compelled to hold a larger portion of assets in highly liquid securities than they otherwise would, which could diminish performance if the highly liquid securities underperform other securities (e.g., equities) that otherwise would have been held (b) they may experience higher portfolio turnover, which generally will increase the Permitted Sub-accounts' expenses and (c) if they are compelled by the formula to sell securities that are thinly-traded, such sales could have a significant impact on the price of such securities. Please consult the prospectus for the applicable fund for complete information about these effects.

 Additional Information regarding these optional benefits can be found in the "Living Benefits" and "Death Benefit" sections of this Prospectus.

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    STYLE/        INVESTMENT OBJECTIVES/POLICIES           PORTFOLIO
     TYPE                                                  ADVISOR/
                                                          SUB-ADVISOR
   -------------------------------------------------------------------------
                      ADVANCED SERIES TRUST
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     ASSET     AST ACADEMIC STRATEGIES ASSET             AlphaSimplex
     ALLOCA    ALLOCATION PORTFOLIO: seeks long         Group, LLC; AQR
     TION      term capital appreciation. The               Capital
               Portfolio is a multi-asset class         Management, LLC
               fund that pursues both top-down         and CNH Partners,
               asset allocation strategies and            LLC; First
               bottom-up selection of securities,       Quadrant L.P.;
               investment managers, and mutual        Jennison Associates
               funds. Under normal circumstances,         LLC; Mellon
               approximately 60% of the assets will         Capital
               be allocated to traditional asset          Management
               classes (including US and              Corporation; Pacific
               international equities and bonds)          Investment
               and approximately 40% of the assets        Management
               will be allocated to nontraditional        Company LLC
               asset classes (including real               (PIMCO);
               estate, commodities, and alternative    Prudential Bache
               strategies). Those percentages are      Asset Management,
               subject to change at the discretion       Incorporated;
               of the advisor.                            Prudential
                                                       Investments LLC;
                                                         Quantitative
                                                          Management
                                                        Associates LLC;
                                                          J.P. Morgan
                                                          Investment
                                                       Management, Inc.
                                                      (on or about August
                                                           24, 2011)
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     ASSET     AST ADVANCED STRATEGIES PORTFOLIO:          LSV Asset
     ALLOCA    seeks a high level of absolute             Management;
     TION      return. The Portfolio uses               Marsico Capital
               traditional and non-traditional         Management, LLC;
               investment strategies by investing     Pacific Investment
               in domestic and foreign equity and         Management
               fixed-income securities, derivative        Company LLC
               instruments and other investment        (PIMCO); T. Rowe
               companies. The asset allocation         Price Associates,
               generally provides for an allotment    Inc.; William Blair
               of 60% of the portfolio's assets to      & Company, LLC;
               a combination of domestic and             Quantitative
               international equity strategies and        Management
               the remaining 40% of assets in a         Associates LLC
               combination of U.S. fixed income,
               hedged international bond, real
               return assets and other investment
               companies. The manager will allocate
               the assets of the portfolio across
               different investment categories and
               subadvisors.
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   LARGE CAP   AST ALLIANCEBERNSTEIN CORE VALUE        AllianceBernstein
     VALUE     PORTFOLIO: seeks long-term capital            L.P.
               growth by investing primarily in
               common stocks. The subadvisor
               expects that the majority of the
               Portfolio's assets will be invested
               in the common stocks of large
               companies that appear to be
               undervalued. Among other things, the
               Portfolio seeks to identify
               compelling buying opportunities
               created when companies are
               undervalued on the basis of investor
               reactions to near-term problems or
               circumstances even though their
               long-term prospects remain sound.
               The subadvisor seeks to identify
               individual companies with cash flow
               potential that may not be recognized
               by the market at large.
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      STYLE/        INVESTMENT OBJECTIVES/POLICIES          PORTFOLIO
       TYPE                                                 ADVISOR/
                                                           SUB-ADVISOR
     ----------------------------------------------------------------------
     LARGE CAP   AST AMERICAN CENTURY INCOME & GROWTH    American Century
       VALUE     PORTFOLIO: seeks capital growth with      Investment
                 current income as a secondary           Management, Inc.
                 objective. The Portfolio invests
                 primarily in common stocks that
                 offer potential for capital growth,
                 and may, consistent with its
                 investment objective, invest in
                 stocks that offer potential for
                 current income. The subadvisor
                 utilizes a quantitative management
                 technique with a goal of building an
                 equity portfolio that provides
                 better returns than the S&P 500
                 Index without taking on significant
                 additional risk and while attempting
                 to create a dividend yield that will
                 be greater than the S&P 500 Index.
     ----------------------------------------------------------------------
       ASSET     AST BALANCED ASSET ALLOCATION             Prudential
       ALLOCA    PORTFOLIO: seeks to obtain a total      Investments LLC;
       TION      return consistent with its specified     Quantitative
                 level of risk. The Portfolio              Management
                 primarily invests its assets in a       Associates LLC
                 diversified portfolio of other
                 mutual funds, within the Advanced
                 Series Trust and certain affiliated
                 money market funds. Under normal
                 market conditions, the Portfolio
                 will devote approximately 60% of its
                 net assets to underlying portfolios
                 investing primarily in equity
                 securities (with a range of 52.5% to
                 67.5%), and 40% of its net assets to
                 underlying portfolios investing
                 primarily in debt securities and
                 money market instruments (with a
                 range of 32.5% to 47.5%). The
                 Portfolio is not limited to
                 investing exclusively in shares of
                 the underlying portfolios and may
                 invest in securities, ETFs, and
                 futures contracts, swap agreements
                 and other financial and derivative
                 instruments.
     ----------------------------------------------------------------------
       ASSET     AST BLACKROCK GLOBAL STRATEGIES            BlackRock
       ALLOCA    PORTFOLIO: seeks a high total return       Financial
       TION      consistent with a moderate level of     Management, Inc.
                 risk. The Portfolio is a global,
                 multi asset-class portfolio that
                 invests directly in, among other
                 things, equity and equity-related
                 securities, investment grade debt
                 securities (including, without
                 limitation, U.S. Treasuries and U.S.
                 government securities),
                 non-investment grade bonds (also
                 known as "high yield bonds" or "junk
                 bonds"), real estate investment
                 trusts (REITs), exchange traded
                 funds (ETFs), and derivative
                 instruments, including
                 commodity-linked derivative
                 instruments.
     ----------------------------------------------------------------------
     LARGE CAP   AST BLACKROCK VALUE PORTFOLIO: seeks       BlackRock
       VALUE     maximum growth of capital by              Investment
                 investing primarily in the value        Management, LLC
                 stocks of larger companies. The
                 Portfolio pursues its objective,
                 under normal market conditions, by
                 primarily investing at least 80% of
                 the value of its assets in the
                 equity securities of large-sized
                 companies included in the Russell
                 1000(R) Value Index. The subadvisor
                 employs an investment strategy
                 designed to maintain a portfolio of
                 equity securities which approximates
                 the market risk of those stocks
                 included in the Russell 1000(R)
                 Value Index, but which attempts to
                 outperform the Russell 1000(R) Value
                 Index through active stock selection.
     ----------------------------------------------------------------------
       FIXED     AST BOND PORTFOLIOS 2015, 2016,           Prudential
      INCOME     2018, 2019, 2020, 2021 AND 2022:          Investment
                 each AST Bond Portfolio seeks the       Management, Inc.
                 highest potential total return
                 consistent with its specified level
                 of risk tolerance to meet the
                 parameters established to support
                 the GRO benefits and maintain
                 liquidity to support changes in
                 market conditions for the fixed
                 maturity year indicated in its name.
                 Please note that you may not make
                 purchase payments to each Portfolio,
                 and that each Portfolio is available
                 only with certain living benefits.
     ----------------------------------------------------------------------
       ASSET     AST CAPITAL GROWTH ASSET ALLOCATION       Prudential
       ALLOCA    PORTFOLIO: seeks to obtain a total      Investments LLC;
       TION      return consistent with its specified     Quantitative
                 level of risk. The Portfolio              Management
                 primarily invests its assets in a       Associates LLC
                 diversified portfolio of other
                 mutual funds, within the Advanced
                 Series Trust and certain affiliated
                 money market funds. Under normal
                 market conditions, the Portfolio
                 will devote approximately 75% of its
                 net assets to underlying portfolios
                 investing primarily in equity
                 securities (with a range of 67.5% to
                 80%), and 25% of its net assets to
                 underlying portfolios investing
                 primarily in debt securities and
                 money market instruments (with a
                 range of 20.0% to 32.5%). The
                 Portfolio is not limited to
                 investing exclusively in shares of
                 the underlying portfolios and may
                 invest in securities, ETFs, and
                 futures contracts, swap agreements
                 and other financial and derivative
                 instruments.
     ----------------------------------------------------------------------

    STYLE/        INVESTMENT OBJECTIVES/POLICIES           PORTFOLIO
     TYPE                                                  ADVISOR/
                                                          SUB-ADVISOR
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     ASSET     AST CLS GROWTH ASSET ALLOCATION         CLS Investments,
     ALLOCA    PORTFOLIO: seeks the highest                   LLC
     TION      potential total return consistent
               with its specified level of risk
               tolerance. Under normal
               circumstances, at least 90% of the
               Portfolio's assets will be invested
               in other portfolios of Advanced
               Series Trust (the underlying
               portfolios) while no more than 10%
               of the Portfolio's assets may be
               invested in exchange traded funds
               (ETFs). Under normal market
               conditions, the Portfolio will
               devote from 60% to 80% of its net
               assets to underlying portfolios and
               ETFs investing primarily in equity
               securities, and from 20% to 40% of
               its net assets to underlying
               portfolios and ETFs investing
               primarily in money market
               instruments and debt securities,
               which may include non-investment
               grade bonds. "Non-investment grade
               bonds" are commonly referred to as
               "junk bonds".
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     ASSET     AST CLS MODERATE ASSET ALLOCATION       CLS Investments,
     ALLOCA    PORTFOLIO: seeks the highest                   LLC
     TION      potential total return consistent
               with its specified level of risk
               tolerance. Under normal
               circumstances, at least 90% of the
               Portfolio's assets will be invested
               in other portfolios of Advanced
               Series Trust (the underlying
               portfolios) while no more than 10%
               of the Portfolio's assets may be
               invested in exchange traded funds
               (ETFs). Under normal market
               conditions, the Portfolio will
               devote from 40% to 60% of its net
               assets to underlying portfolios and
               ETFs investing primarily in equity
               securities, and from 40% to 60% of
               its net assets to underlying
               portfolios and ETFs investing
               primarily in money market
               instruments and debt securities,
               which may include non-investment
               grade bonds. "Non-investment grade
               bonds" are commonly referred to as
               "junk bonds".
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   SPECIALTY   AST COHEN & STEERS REALTY PORTFOLIO:     Cohen & Steers
               seeks to maximize total return               Capital
               through investment in real estate       Management, Inc.
               securities. The Portfolio pursues
               its investment objective by
               investing, under normal
               circumstances, at least 80% of its
               net assets in common stocks and
               other equity securities issued by
               real estate companies, such as real
               estate investment trusts (REITs).
               Under normal circumstances, the
               Portfolio will invest substantially
               all of its assets in the equity
               securities of real estate companies,
               i.e., a company that derives at
               least 50% of its revenues from the
               ownership, construction, financing,
               management or sale of real estate or
               that has at least 50% of its assets
               in real estate. Real estate
               companies may include real estate
               investment trusts (REITs).
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   SMALL CAP   AST FEDERATED AGGRESSIVE GROWTH         Federated Equity
    GROWTH     PORTFOLIO: seeks capital growth. The       Management
               Portfolio pursues its investment           Company of
               objective by investing primarily in       Pennsylvania/
               the stocks of small companies that      Federated Global
               are traded on national security            Investment
               exchanges, NASDAQ stock exchange and    Management Corp.
               the over- the-counter-market. Small
               companies will be defined as
               companies with market
               capitalizations similar to companies
               in the Russell 2000 and S&P 600
               Small Cap Index.
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     ASSET     AST FI PYRAMIS(R) ASSET ALLOCATION       Pyramis Global
     ALLOCA    PORTFOLIO: seeks to maximize             Advisors, LLC a
     TION      potential total return. In seeking          Fidelity
               to achieve the Portfolio's                 Investments
               investment objective, the                    Company
               Portfolio's assets will be allocated
               across six uniquely specialized
               investment strategies (collectively,
               the Investment Strategies). The
               Portfolio will have four strategies
               that invest primarily in equity
               securities (i.e., the Equity
               Strategies), one fixed-income
               strategy (i.e., the Broad Market
               Duration Strategy), and one strategy
               designed to provide liquidity (i.e.,
               the Liquidity Strategy). Pyramis is
               a registered service mark of FMR
               LLC. Used under license.
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     ASSET     AST FIRST TRUST BALANCED TARGET        First Trust Advisors
     ALLOCA    PORTFOLIO: seeks long-term capital            L.P.
     TION      growth balanced by current income.
               The Portfolio seeks to achieve its
               objective by investing approximately
               65% in equity securities and
               approximately 35% in fixed income
               securities. The Portfolio allocates
               the equity portion of the portfolio
               across five uniquely specialized
               strategies - The Dow(R) Target
               Dividend, the Value Line(R) Target
               25, the Global Dividend Target 15,
               the NYSE(R) International Target 25,
               and the Target Small Cap. Each
               strategy employs a quantitative
               approach by screening common stocks
               for certain attributes and/or using
               a multi-factor scoring system to
               select the common stocks. The fixed
               income allocation is determined by
               the Dow Jones Income strategy which
               utilizes certain screens to select
               bonds from the Dow Jones Corporate
               Bond Index or like-bonds not in the
               index.
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    STYLE/        INVESTMENT OBJECTIVES/POLICIES           PORTFOLIO
     TYPE                                                  ADVISOR/
                                                          SUB-ADVISOR
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     ASSET     AST FIRST TRUST CAPITAL APPRECIATION   First Trust Advisors
     ALLOCA    TARGET PORTFOLIO: seeks long-term             L.P.
     TION      capital growth. The Portfolio seeks
               to achieve its objective by
               investing approximately 80% in
               equity securities and approximately
               20% in fixed income securities. The
               portfolio allocates the equity
               portion of the portfolio across five
               uniquely specialized strategies -
               the Value Line(R) Target 25, the
               Global Dividend Target 15, the
               Target Small-Cap, the NASDAQ(R)
               Target 15, and the NYSE(R)
               International Target 25. Each
               strategy employs a quantitative
               approach by screening common stocks
               for certain attributes and/or using
               a multi-factor scoring system to
               select the common stocks. The fixed
               income allocation is determined by
               the Dow Jones Income strategy which
               utilizes certain screens to select
               bonds from the Dow Jones Corporate
               Bond Index or like-bonds not in the
               index.
   -------------------------------------------------------------------------
   SPECIALTY   AST GLOBAL REAL ESTATE PORTFOLIO:        Prudential Real
               seeks capital appreciation and          Estate Investors
               income. The Portfolio will normally
               invest at least 80% of its liquid
               assets (net assets plus any
               borrowing made for investment
               purposes) in equity-related
               securities of real estate companies.
               The Portfolio will invest in
               equity-related securities of real
               estate companies on a global basis
               and the Portfolio may invest up to
               15% of its net assets in ownership
               interests in commercial real estate
               through investments in private real
               estate.
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   LARGE CAP   AST GOLDMAN SACHS CONCENTRATED            Goldman Sachs
    GROWTH     GROWTH PORTFOLIO: seeks long-term       Asset Management,
               growth of capital. The Portfolio              L.P.
               will pursue its objective by
               investing primarily in equity
               securities of companies that the
               subadvisor believes have the
               potential to achieve capital
               appreciation over the long-term. The
               Portfolio seeks to achieve its
               investment objective by investing,
               under normal circumstances, in
               approximately 30-45 companies that
               are considered by the subadvisor to
               be positioned for long-term growth.
   -------------------------------------------------------------------------
   LARGE CAP   AST GOLDMAN SACHS LARGE-CAP VALUE         Goldman Sachs
     VALUE     PORTFOLIO (formerly AST                 Asset Management,
               AllianceBernstein Growth & Income             L.P.
               Portfolio): seeks long-term growth
               of capital. The Portfolio seeks to
               achieve its investment objective by
               investing in value opportunities
               that Goldman Sachs Asset Management,
               L.P. ("GSAM"), the Portfolio's sole
               subadvisor, defines as companies
               with identifiable competitive
               advantages whose intrinsic value is
               not reflected in the stock price.
               The Fund invests, under normal
               circumstances, at least 80% of its
               net assets plus any borrowings for
               investment purposes (measured at
               time of purchase) ("Net Assets") in
               a diversified portfolio of equity
               investments in large-cap U.S.
               issuers with public stock market
               capitalizations within the range of
               the market capitalization of
               companies constituting the Russell
               1000 Value Index at the time of
               investment.
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    MID CAP    AST GOLDMAN SACHS MID-CAP GROWTH          Goldman Sachs
    GROWTH     PORTFOLIO: seeks long-term growth of    Asset Management,
               capital. The Portfolio pursues its            L.P.
               investment objective, by investing
               primarily in equity securities
               selected for their growth potential,
               and normally invests at least 80% of
               the value of its assets in
               medium-sized companies. Medium-sized
               companies are those whose market
               capitalizations (measured at the
               time of investment) fall within the
               range of companies in the Russell
               Mid-cap Growth Index. The subadvisor
               seeks to identify individual
               companies with earnings growth
               potential that may not be recognized
               by the market at large.
   -------------------------------------------------------------------------
   SMALL CAP   AST GOLDMAN SACHS SMALL-CAP VALUE         Goldman Sachs
     VALUE     PORTFOLIO: seeks long-term capital      Asset Management,
               appreciation. The Portfolio will              L.P.
               seek its objective through
               investments primarily in equity
               securities that are believed to be
               undervalued in the marketplace. The
               Portfolio will invest, under normal
               circumstances, at least 80% of the
               value of its assets plus any
               borrowings for investment purposes
               in small capitalization companies.
               The 80% investment requirement
               applies at the time the Portfolio
               invests its assets. The Portfolio
               generally defines small
               capitalization companies as
               companies with market
               capitalizations that are within the
               range of the Russell 2000 Value
               Index at the time of purchase.
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     STYLE/        INVESTMENT OBJECTIVES/POLICIES          PORTFOLIO
      TYPE                                                  ADVISOR/
                                                          SUB-ADVISOR
    ------------------------------------------------------------------------
      FIXED     AST HIGH YIELD PORTFOLIO: seeks           J.P. Morgan
     INCOME     maximum total return, consistent           Investment
                with preservation of capital and       Management, Inc.;
                prudent investment management. The         Prudential
                Portfolio will invest, under normal        Investment
                circumstances, at least 80% of its      Management, Inc.
                net assets plus any borrowings for
                investment purposes (measured at
                time of purchase) in non-investment
                grade high yield bonds (also known
                as "junk bonds"), fixed-income
                investments which may be represented
                by forwards or derivatives such as
                options, futures contracts, or swap
                agreements. Non-investment grade
                investments are financial
                instruments rated Ba or lower by a
                Moody's Investors Services, Inc. or
                equivalently rated by Standard
                Poor's Corporation, or Fitch, or, if
                unrated, determined by the
                sub-advisor to be of comparable
                quality.
    ------------------------------------------------------------------------
      ASSET     AST HORIZON GROWTH ASSET ALLOCATION         Horizon
      ALLOCA    PORTFOLIO: seeks the highest            Investments, LLC
      TION      potential total return consistent
                with its specified level of risk
                tolerance. Under normal
                circumstances, at least 90% of the
                Portfolio's assets will be invested
                in other portfolios of Advanced
                Series Trust (the underlying
                portfolios) while no more than 10%
                of the Portfolio's assets may be
                invested in exchange traded funds
                (ETFs). Under normal market
                conditions, the Portfolio will
                devote from 60% to 80% of its net
                assets to underlying portfolios and
                ETFs investing primarily in equity
                securities, and from 20% to 40% of
                its net assets to underlying
                portfolios and ETFs investing
                primarily in debt securities and
                money market instruments.
    ------------------------------------------------------------------------
      ASSET     AST HORIZON MODERATE ASSET                  Horizon
      ALLOCA    ALLOCATION PORTFOLIO: seeks the         Investments, LLC
      TION      highest potential total return
                consistent with its specified level
                of risk tolerance. Under normal
                circumstances, at least 90% of the
                Portfolio's assets will be invested
                in other portfolios of Advanced
                Series Trust (the underlying
                portfolios) while no more than 10%
                of the Portfolio's assets may be
                invested in exchange traded funds
                (ETFs). Under normal market
                conditions, the Portfolio will
                devote from 40% to 60% of its net
                assets to underlying portfolios and
                ETFs investing primarily in equity
                securities, and from 40% to 60% of
                its net assets to underlying
                portfolios and ETFs investing
                primarily in debt securities and
                money market instruments.
    ------------------------------------------------------------------------
      INTER     AST INTERNATIONAL GROWTH PORTFOLIO:     Marsico Capital
    NATIONAL    seeks long-term capital growth.         Management, LLC;
     EQUITY     Under normal circumstances, the         William Blair &
                Portfolio invests at least 80% of         Company, LLC
                the value of its assets in
                securities of issuers that are
                economically tied to countries other
                than the United States. Although the
                Portfolio intends to invest at least
                80% of its assets in the securities
                of issuers located outside the
                United States, it may at times
                invest in U.S. issuers and it may
                invest all of its assets in fewer
                than five countries or even a single
                country. The Portfolio looks
                primarily for stocks of companies
                whose earnings are growing at a
                faster rate than other companies or
                which offer attractive growth.
    ------------------------------------------------------------------------
      INTER     AST INTERNATIONAL VALUE PORTFOLIO:         LSV Asset
    NATIONAL    seeks long-term capital                   Management;
     EQUITY     appreciation. The Portfolio normally       Thornburg
                invests at least 80% of the                Investment
                Portfolio's assets in equity            Management, Inc.
                securities. The Portfolio will
                invest at least 65% of its net
                assets in the equity securities of
                companies in at least three
                different countries, without limit
                as to the amount of assets that may
                be invested in a single country.
    ------------------------------------------------------------------------
      FIXED     AST INVESTMENT GRADE BOND PORTFOLIO:       Prudential
     INCOME     seeks to maximize total return,            Investment
                consistent with the preservation of     Management, Inc.
                capital and liquidity needs to meet
                the parameters established to
                support the TrueIncome Highest Daily
                7 benefit. Please note that you may
                not make purchase payments to this
                Portfolio, and that this Portfolio
                is available only with certain
                living benefits.
    ------------------------------------------------------------------------
    LARGE CAP   AST JENNISON LARGE-CAP GROWTH          Jennison Associates
     GROWTH     PORTFOLIO: seeks long-term growth of          LLC
                capital. Under normal market
                conditions, the Portfolio will
                invest at least 80% of its
                investable assets in the equity and
                equity-related securities of
                large-capitalization companies
                measured, at the time of purchase,
                to be within the market
                capitalization of the Russell
                1000(R) Index. In deciding which
                equity securities to buy, the
                subadvisor will use a growth
                investment style and will invest in
                stocks it believes could experience
                superior sales or earnings growth,
                or high returns on equity and
                assets. Stocks are selected on a
                company-by-company basis using
                fundamental analysis. The companies
                in which the subadvisor will invest
                generally tend to have a unique
                market niche, a strong new product
                profile or superior management.
    ------------------------------------------------------------------------

     STYLE/        INVESTMENT OBJECTIVES/POLICIES          PORTFOLIO
      TYPE                                                  ADVISOR/
                                                          SUB-ADVISOR
    ------------------------------------------------------------------------
    LARGE CAP   AST JENNISON LARGE-CAP VALUE           Jennison Associates
      VALUE     PORTFOLIO: seeks capital                      LLC
                appreciation. Under normal market
                conditions, the Portfolio will
                invest at least 80% of its
                investable assets in the equity and
                equity-related securities of
                large-capitalization companies
                measured, at the time of purchase,
                to be within the market
                capitalization of the Russell
                1000(R) Index. In deciding which
                equity securities to buy, the
                subadvisor will use a value
                investment style and will invest in
                common stocks that it believes are
                being valued at a discount to their
                intrinsic value, as defined by the
                value of their earnings, free cash
                flow, the value of their assets,
                their private market value, or some
                combination of these factors. The
                subadvisor will look for catalysts
                that will help unlock a common
                stock's true value.
    ------------------------------------------------------------------------
      INTER     AST JPMORGAN INTERNATIONAL EQUITY         J.P. Morgan
    NATIONAL    PORTFOLIO: seeks long-term capital         Investment
     EQUITY     growth by investing in a diversified    Management, Inc.
                portfolio of international equity
                securities. The Portfolio seeks to
                meet its objective by investing,
                under normal market conditions, at
                least 80% of its assets in a
                diversified portfolio of equity
                securities of companies located or
                operating in developed non-U.S.
                countries and emerging markets of
                the world. The equity securities
                will ordinarily be traded on a
                recognized foreign securities
                exchange or traded in a foreign
                over-the-counter market in the
                country where the issuer is
                principally based, but may also be
                traded in other countries including
                the United States.
    ------------------------------------------------------------------------
      ASSET     AST J.P. MORGAN STRATEGIC                 J.P. Morgan
      ALLOCA    OPPORTUNITIES PORTFOLIO: seeks to          Investment
      TION      maximize total return, consisting of    Management, Inc.
                capital appreciation and current
                income. The Portfolio invests in
                securities and financial instruments
                to gain exposure to global equity,
                global fixed income and cash
                equivalent markets, including global
                currencies. The Portfolio may invest
                in equity and fixed income
                securities (including non-investment
                grade bonds or "junk bonds") of
                issuers located within and outside
                the United States or in open-end
                investment companies advised by J.P.
                Morgan Investment Management, Inc.,
                the Portfolio's subadvisor, to gain
                exposure to certain global equity
                and global fixed income markets.
    ------------------------------------------------------------------------
    LARGE CAP   AST LARGE-CAP VALUE PORTFOLIO: seeks      Eaton Vance
      VALUE     current income and long-term growth       Management;
                of income, as well as capital          Hotchkis and Wiley
                appreciation. The Portfolio invests,        Capital
                under normal circumstances, at least    Management, LLC
                80% of its net assets in common
                stocks of large capitalization
                companies. Large capitalization
                companies are those companies with
                market capitalizations within the
                market capitalization range of the
                Russell 1000 Value Index.
    ------------------------------------------------------------------------
      FIXED     AST LORD ABBETT CORE FIXED INCOME      Lord, Abbett & Co.
     INCOME     PORTFOLIO (formerly AST Lord Abbett           LLC
                Bond- Debenture Portfolio): seeks
                income and capital appreciation to
                produce a high total return. Under
                normal market conditions, the
                Portfolio pursues its investment
                objective by investing at least 80%
                of its net assets in debt (or fixed
                income) securities of various types.
                The Portfolio primarily invests in
                securities issued or guaranteed by
                the U.S. government, its agencies or
                government-sponsored enterprises;
                investment grade debt securities of
                U.S. issuers; investment grade debt
                securities of non-U.S. issuers that
                are denominated in U.S. dollars;
                mortgage-backed and other
                asset-backed securities; senior
                loans, and loan participations and
                assignments; and derivative
                instruments, such as options,
                futures contracts, forward contracts
                or swap agreements. The Portfolio
                attempts to manage interest rate
                risk through its management of the
                average duration of the securities
                it holds in its portfolio. The
                Portfolio expects to maintain its
                average duration range within two
                years of the bond market's duration
                as measured by the Barclays Capital
                U.S. Aggregate Bond Index (which was
                approximately five years as of
                December 31, 2010).
    ------------------------------------------------------------------------

     STYLE/        INVESTMENT OBJECTIVES/POLICIES           PORTFOLIO
      TYPE                                                  ADVISOR/
                                                           SUB-ADVISOR
    ------------------------------------------------------------------------
    LARGE CAP   AST MARSICO CAPITAL GROWTH               Marsico Capital
     GROWTH     PORTFOLIO: seeks capital growth.         Management, LLC
                Income realization is not an
                investment objective and any income
                realized on the Portfolio's
                investments, therefore, will be
                incidental to the Portfolio's
                objective. The Portfolio will pursue
                its objective by investing primarily
                in common stocks of large companies
                that are selected for their growth
                potential. Large capitalization
                companies are companies with market
                capitalizations within the market
                capitalization range of the Russell
                1000 Growth Index. In selecting
                investments for the Portfolio, the
                subadvisor uses an approach that
                combines "top down" macroeconomic
                analysis with "bottom up" stock
                selection. The "top down" approach
                identifies sectors, industries and
                companies that may benefit from the
                trends the subadvisor has observed.
                The subadvisor then looks for
                individual companies with earnings
                growth potential that may not be
                recognized by the market at large,
                utilizing a "bottom up" stock
                selection process. The Portfolio
                will normally hold a core position
                of between 35 and 50 common stocks.
                The Portfolio may hold a limited
                number of additional common stocks
                at times when the Portfolio manager
                is accumulating new positions,
                phasing out and replacing existing
                positions or responding to
                exceptional market conditions.
    ------------------------------------------------------------------------
      INTER     AST MFS GLOBAL EQUITY PORTFOLIO:          Massachusetts
    NATIONAL    seeks capital growth. Under normal      Financial Services
     EQUITY     circumstances the Portfolio invests          Company
                at least 80% of its assets in equity
                securities. The Portfolio may invest
                in the securities of U.S. and
                foreign issuers (including issuers
                in emerging market countries). While
                the portfolio may invest its assets
                in companies of any size, the
                Portfolio generally focuses on
                companies with relatively large
                market capitalizations relative to
                the markets in which they are traded.
    ------------------------------------------------------------------------
    LARGE CAP   AST MFS GROWTH PORTFOLIO: seeks           Massachusetts
     GROWTH     long-term capital growth and future,    Financial Services
                rather than current income. Under            Company
                normal market conditions, the
                Portfolio invests at least 80% of
                its net assets in common stocks and
                related securities, such as
                preferred stocks, convertible
                securities and depositary receipts.
                The subadvisor focuses on investing
                the Portfolio's assets in the stocks
                of companies it believes to have
                above-average earnings growth
                potential compared to other
                companies. The subadvisor uses a
                "bottom up" as opposed to a "top
                down" investment style in managing
                the Portfolio.
    ------------------------------------------------------------------------
     MID CAP    AST MID-CAP VALUE PORTFOLIO: seeks      EARNEST Partners
      VALUE     to provide capital growth by               LLC; WEDGE
                investing primarily in                       Capital
                mid-capitalization stocks that           Management, LLP
                appear to be undervalued. The
                Portfolio generally invests, under
                normal circumstances, at least 80%
                of the value of its net assets in
                mid- capitalization companies.
                Mid-capitalization companies are
                generally those that have market
                capitalizations, at the time of
                purchase, within the market
                capitalization range of companies
                included in the Russell Midcap(R)
                Value Index during the previous
                12-months based on month-end data.
    ------------------------------------------------------------------------
      FIXED     AST MONEY MARKET PORTFOLIO: seeks          Prudential
     INCOME     high current income while                  Investment
                maintaining high levels of              Management, Inc.
                liquidity. The Portfolio invests in
                high-quality, short-term, U.S.
                dollar denominated corporate, bank
                and government obligations. The
                Portfolio will invest in securities
                which have effective maturities of
                not more than 397 days.
    ------------------------------------------------------------------------
     MID CAP    AST NEUBERGER BERMAN MID-CAP GROWTH     Neuberger Berman
     GROWTH     PORTFOLIO: seeks capital growth.         Management LLC
                Under normal market conditions, the
                Portfolio invests at least 80% of
                its net assets in the common stocks
                of mid-capitalization companies.
                Mid-capitalization companies are
                those companies whose market
                capitalization is within the range
                of market capitalizations of
                companies in the Russell Midcap(R)
                Growth Index. Using fundamental
                research and quantitative analysis,
                the subadvisor looks for
                fast-growing companies that are in
                new or rapidly evolving industries.
                The Portfolio may invest in foreign
                securities (including emerging
                markets securities).
    ------------------------------------------------------------------------

    STYLE/        INVESTMENT OBJECTIVES/POLICIES            PORTFOLIO
     TYPE                                                   ADVISOR/
                                                           SUB-ADVISOR
   --------------------------------------------------------------------------
    MID CAP    AST NEUBERGER BERMAN/LSV MID-CAP             LSV Asset
     VALUE     VALUE PORTFOLIO: seeks capital              Management;
               growth. Under normal market              Neuberger Berman
               conditions, the Portfolio invests at      Management LLC
               least 80% of its net assets in the
               common stocks of medium
               capitalization companies. For
               purposes of the Portfolio, companies
               with market capitalizations that
               fall within the range of the Russell
               Midcap(R) Value Index at the time of
               investment are considered medium
               capitalization companies. Some of
               the Portfolio's assets may be
               invested in the securities of
               large-cap companies as well as in
               small-cap companies. Neuberger
               Berman looks for well-managed
               companies whose stock prices are
               undervalued and that may rise in
               price before other investors realize
               their worth. LSV Asset Management
               (LSV) follows an active investment
               strategy utilizing a quantitative
               investment model to evaluate and
               recommend investment decisions for
               its portion of the Portfolio in a
               bottom-up, contrarian value approach.
   --------------------------------------------------------------------------
     INTER     AST PARAMETRIC EMERGING MARKETS         Parametric Portfolio
   NATIONAL    EQUITY PORTFOLIO: seeks long-term         Associates LLC
    EQUITY     capital appreciation. The Portfolio
               normally invests at least 80% of its
               net assets in equity securities of
               issuers (i) located in emerging
               market countries, which are
               generally those not considered to be
               developed market countries, or (ii)
               included (or considered for
               inclusion) as emerging markets
               issuers in one or more broad-based
               market indices. Emerging market
               countries are generally countries
               not considered to be developed
               market countries, and therefore not
               included in the Morgan Stanley
               Capital International (MSCI) World
               Index. A company will be considered
               to be located in an emerging market
               country if it is domiciled in or
               derives more that 50% of its
               revenues or profits from emerging
               market countries. The Portfolio
               seeks to employ a top-down,
               disciplined and structured
               investment process that emphasizes
               broad exposure and diversification
               among emerging market countries,
               economic sectors and issuers.
   --------------------------------------------------------------------------
     FIXED     AST PIMCO LIMITED MATURITY BOND         Pacific Investment
    INCOME     PORTFOLIO: seeks to maximize total          Management
               return consistent with preservation         Company LLC
               of capital and prudent investment             (PIMCO)
               management. The Portfolio will
               invest, under normal circumstances,
               at least 80% of the value of its net
               assets in fixed- income investments,
               which may be represented by forwards
               or derivatives such as options,
               futures contracts, or swap
               agreements. The average portfolio
               duration normally varies within a
               one -to-three year time-frame based
               on the subadvisor's forecast of
               interest rates. The Portfolio may
               invest up to 10% total assets in
               non-investment grade bonds which are
               commonly known as "junk bonds".
   --------------------------------------------------------------------------
     FIXED     AST PIMCO TOTAL RETURN BOND             Pacific Investment
    INCOME     PORTFOLIO: seeks to maximize total          Management
               return consistent with preservation         Company LLC
               of capital and prudent investment             (PIMCO)
               management. The Portfolio will
               invest, under normal circumstances,
               at least 80% of the value of its net
               assets in fixed income investments,
               which may be represented by forwards
               or derivatives such as options,
               futures contracts, or swap
               agreements. The average portfolio
               duration normally varies within two
               years (+/-) of the duration of the
               Barclay's Capital U.S. Aggregate
               Bond Index. The Portfolio may invest
               up to 10% total assets in
               non-investment grade bonds which are
               commonly known as "junk bonds".
   --------------------------------------------------------------------------
     ASSET     AST PRESERVATION ASSET ALLOCATION           Prudential
     ALLOCA    PORTFOLIO: seeks to obtain a total       Investments LLC;
     TION      return consistent with its specified       Quantitative
               level of risk. The Portfolio                Management
               primarily invests its assets in a         Associates LLC
               diversified portfolio of other
               mutual funds, within the Advanced
               Series Trust and certain affiliated
               money market funds. Under normal
               market conditions, the Portfolio
               will devote approximately 35% of its
               net assets to underlying portfolios
               investing primarily in equity
               securities (with a range of 27.5% to
               42.5%), and 65% of its net assets to
               underlying portfolios investing
               primarily in debt securities and
               money market instruments (with a
               range of 57.5% to 72.5%). The
               Portfolio is not limited to
               investing exclusively in shares of
               the underlying portfolios and may
               invest in securities, ETFs, and
               futures contracts, swap agreements
               and other financial and derivative
               instruments.
   --------------------------------------------------------------------------
   LARGE CAP   AST QMA US EQUITY ALPHA PORTFOLIO:         Quantitative
     BLEND     seeks long term capital                     Management
               appreciation. The portfolio utilizes      Associates LLC
               a long/short investment strategy and
               will normally invest at least 80% of
               its net assets plus borrowings in
               equity and equity related securities
               of US issuers. The benchmark index
               is the Russell 1000(R) which is
               comprised of stocks representing
               more than 90% of the market cap of
               the US market and includes the
               largest 1000 securities in the
               Russell 3000(R) index.
   --------------------------------------------------------------------------

     STYLE/        INVESTMENT OBJECTIVES/POLICIES          PORTFOLIO
      TYPE                                                  ADVISOR/
                                                          SUB-ADVISOR
    ------------------------------------------------------------------------
      ASSET     AST QUANTITATIVE MODELING PORTFOLIO:      Quantitative
      ALLOCA    seeks a high potential return while        Management
      TION      attempting to mitigate downside risk     Associates LLC
                during adverse market cycles. The
                Portfolio is comprised of a blend of
                equities and fixed income. Upon the
                commencement of operations of the
                Portfolio, approximately 90% of the
                Portfolio's net assets will be
                allocated to the capital growth
                segment, with the remainder of its
                net assets (i.e., approximately 10%)
                being allocated to the fixed-income
                segment. Asset allocation transfers
                within the Portfolio between the
                capital growth segment and the fixed
                income segment will be governed
                primarily by the application of a
                quantitative model. The model,
                however, will not generate: (i) a
                transfer to the capital growth
                segment from the fixed-income
                segment that would result in more
                than 90% of the Portfolio's net
                assets being allocated to the
                capital growth segment, (ii) a
                transfer to the fixed-income segment
                from the capital growth segment that
                would result in more than 90% of the
                Portfolio's net assets being
                allocated to the fixed-income
                segment, or (iii) a large-scale
                transfer between the Portfolio's
                segments that exceeds certain
                pre-determined percentage
                thresholds. An Owner's specific
                investment experience will depend,
                in part, on how the Portfolio's
                assets were allocated between the
                capital growth segment and the
                fixed-income segment during the
                period in which the Owner was
                invested in the Portfolio.
    ------------------------------------------------------------------------
      ASSET     AST SCHRODERS MULTI-ASSET WORLD             Schroder
      ALLOCA    STRATEGIES PORTFOLIO: seeks                Investment
      TION      long-term capital appreciation          Management North
                through a global flexible asset           America Inc.
                allocation approach. This asset
                allocation approach entails
                investing in traditional asset
                classes, such as equity and
                fixed-income investments, and
                alternative asset classes, such as
                investments in real estate,
                commodities, currencies, private
                equity, non-investment grade bonds,
                Emerging Market Debt and absolute
                return strategies. The sub-advisor
                seeks to emphasize the management of
                risk and volatility. Exposure to
                different asset classes and
                investment strategies will vary over
                time based upon the subadvisor's
                assessments of changing market,
                economic, financial and political
                factors and events.
    ------------------------------------------------------------------------
    SMALL CAP   AST SMALL-CAP GROWTH PORTFOLIO:           Eagle Asset
     GROWTH     seeks long-term capital growth. The     Management, Inc.
                Portfolio pursues its objective by
                investing, under normal
                circumstances, at least 80% of the
                value of its assets in
                small-capitalization companies.
                Small-capitalization companies are
                those companies with a market
                capitalization, at the time of
                purchase, no larger than the largest
                capitalized company included in the
                Russell 2000(R) Growth Index at the
                time of the Portfolio's investment.
    ------------------------------------------------------------------------
    SMALL CAP   AST SMALL-CAP VALUE PORTFOLIO: seeks      ClearBridge
      VALUE     to provide long-term capital growth    Advisors, LLC; J.P.
                by investing primarily in              Morgan Investment
                small-capitalization stocks that       Management, Inc.;
                appear to be undervalued. The          Lee Munder Capital
                Portfolio invests, under normal            Group, LLC
                circumstances, at least 80% of the
                value of its assets in small
                capitalization companies. Small
                capitalization companies are
                generally defined as stocks of
                companies with market
                capitalizations that are within the
                market capitalization range of the
                Russell 2000(R) Value Index.
                Securities of companies whose market
                capitalizations no longer meet the
                definition of small capitalization
                companies after purchase by the
                Portfolio will still be considered
                to be small capitalization companies
                for purposes of the Portfolio's
                policy of investing at least 80% of
                its assets in small capitalization
                companies.
    ------------------------------------------------------------------------
      ASSET     AST T. ROWE PRICE ASSET ALLOCATION       T. Rowe Price
      ALLOCA    PORTFOLIO: seeks a high level of        Associates, Inc.
      TION      total return by investing primarily
                in a diversified portfolio of equity
                and fixed income securities. The
                Portfolio normally invests
                approximately 60% of its total
                assets in equity securities and 40%
                in fixed income securities. This mix
                may vary over shorter time periods
                depending on the subadvisor's
                outlook for the markets. The
                subadvisor concentrates common stock
                investments in larger, more
                established companies, but the
                Portfolio may include small and
                medium-sized companies with good
                growth prospects. The fixed income
                portion of the Portfolio will be
                allocated among investment grade
                securities, high yield or "junk"
                bonds, emerging market securities,
                foreign high quality debt securities
                and cash reserves.
    ------------------------------------------------------------------------

     STYLE/        INVESTMENT OBJECTIVES/POLICIES           PORTFOLIO
      TYPE                                                  ADVISOR/
                                                           SUB-ADVISOR
    ------------------------------------------------------------------------
      FIXED     AST T. ROWE PRICE GLOBAL BOND             T. Rowe Price
     INCOME     PORTFOLIO: seeks to provide high        Associates, Inc.
                current income and capital growth by
                investing in high-quality foreign
                and U.S. dollar-denominated bonds.
                The Portfolio will normally invest
                at least 80% of its total assets in
                fixed income securities. The
                Portfolio invests in all types of
                bonds, including those issued or
                guaranteed by U.S. or foreign
                governments or their agencies and by
                foreign authorities, provinces and
                municipalities as well as investment
                grade corporate bonds,
                mortgage-related and asset- backed
                securities, and high-yield bonds of
                U.S. and foreign issuers. The
                Portfolio generally invests in
                countries where the combination of
                fixed-income returns and currency
                exchange rates appears attractive,
                or, if the currency trend is
                unfavorable, where the subadvisor
                believes that the currency risk can
                be minimized through hedging. The
                Portfolio may also invest in
                convertible securities, commercial
                paper and bank debt and loan
                participations. The Portfolio may
                invest up to 20% of its assets in
                the aggregate in below
                investment-grade, high-risk bonds
                ("junk bonds") and emerging market
                bonds. In addition, the Portfolio
                may invest up to 30% of its assets
                in mortgage-related (including
                mortgage dollar rolls and
                derivatives, such as collateralized
                mortgage obligations and stripped
                mortgage securities) and
                asset-backed securities. The
                Portfolio may invest in futures,
                swaps and other derivatives in
                keeping with its objective.
    ------------------------------------------------------------------------
    LARGE CAP   AST T. ROWE PRICE LARGE-CAP GROWTH        T. Rowe Price
     GROWTH     PORTFOLIO: seeks long-term growth of    Associates, Inc.
                capital by investing predominantly
                in the equity securities of a
                limited number of large, carefully
                selected, high-quality U.S.
                companies that are judged likely to
                achieve superior earnings growth.
                The Portfolio takes a growth
                approach to investment selection and
                normally invests at least 80% of its
                net assets in the common stocks of
                large companies. Large companies are
                defined as those whose market cap is
                larger than the median market cap of
                companies in the Russell 1000 Growth
                Index as of the time of purchase.
    ------------------------------------------------------------------------
    SPECIALTY   AST T. ROWE PRICE NATURAL RESOURCES       T. Rowe Price
                PORTFOLIO: seeks long-term capital      Associates, Inc.
                growth primarily through investing
                in the common stocks of companies
                that own or develop natural
                resources (such as energy products,
                precious metals and forest products)
                and other basic commodities. The
                Portfolio invests, under normal
                circumstances, at least 80% of the
                value of its assets in natural
                resource companies. The Portfolio
                may also invest in non-resource
                companies with the potential for
                growth. The Portfolio looks for
                companies that have the ability to
                expand production, to maintain
                superior exploration programs and
                production facilities, and the
                potential to accumulate new
                resources. Although at least 50% of
                Portfolio assets will be invested in
                U.S. securities, up to 50% of total
                assets also may be invested in
                foreign securities.
    ------------------------------------------------------------------------
      ASSET     AST WELLINGTON MANAGEMENT HEDGED           Wellington
      ALLOCA    EQUITY PORTFOLIO (formerly AST             Management
      TION      Aggressive Asset Allocation               Company, LLP
                Portfolio): Seeks to outperform its
                blended benchmark index over a full
                market cycle. The Portfolio will use
                a broad spectrum of Wellington
                Management's equity investment
                strategies to invest in a broadly
                diversified portfolio of common
                stocks while also pursuing a
                downside risk overlay. The Portfolio
                will normally invest at least 80% of
                its assets in common stocks of
                small, medium and large companies
                and may also invest up to 30% of its
                assets in equity securities of
                foreign issuers and non-dollar
                securities.
    ------------------------------------------------------------------------
      FIXED     AST WESTERN ASSET CORE PLUS BOND          Western Asset
     INCOME     PORTFOLIO: seeks to maximize total         Management
                return, consistent with prudent              Company
                investment management and liquidity
                needs. The Portfolio's current
                target average duration is generally
                2.5 to 7 years. The Portfolio
                pursues this objective by investing
                in all major fixed income sectors
                with a bias towards non-Treasuries.
                The Portfolio has the ability to
                invest up to 20% in below investment
                grade securities. Securities rated
                below investment grade are commonly
                known as "junk bonds" or "high
                yield" securities.
    ------------------------------------------------------------------------
                    FRANKLIN TEMPLETON VARIABLE
                      INSURANCE PRODUCTS TRUST
    ------------------------------------------------------------------------
    MODERATE    FRANKLIN TEMPLETON VIP FOUNDING         Franklin Templeton
       ALLO     FUNDS ALLOCATION FUND: Seeks capital      Services, LLC
     CATION     appreciation, with income as a
                secondary goal. The Fund normally
                invests equal portions in Class 1
                shares of Franklin Income Securities
                Fund; Mutual Shares Securities Fund;
                and Templeton Growth Securities Fund.
    ------------------------------------------------------------------------

      STYLE/        INVESTMENT OBJECTIVES/POLICIES         PORTFOLIO
       TYPE                                                ADVISOR/
                                                          SUB-ADVISOR
     ---------------------------------------------------------------------
                              PROFUND VP
     ---------------------------------------------------------------------
      EACH PROFUND VP PORTFOLIO DESCRIBED BELOW IS DESIGNED TO SEEK
      DAILY INVESTMENT RESULTS THAT, BEFORE FEES AND EXPENSES,
      CORRESPOND TO THE PERFORMANCE OF A DAILY BENCHMARK, SUCH AS THE
      DAILY PRICE PERFORMANCE, THE INVERSE (OPPOSITE) OF THE DAILY PRICE
      PERFORMANCE, A MULTIPLE OF THE DAILY PRICE PERFORMANCE, OF AN
      INDEX OR SECURITY. ULTRA PROFUND VPS ARE DESIGNED TO CORRESPOND TO
      A MULTIPLE OF THE DAILY PERFORMANCE OF AN UNDERLYING INDEX.
      INVERSE PROFUND VPS ARE DESIGNED TO CORRESPOND TO THE INVERSE
      (OPPOSITE) OF THE DAILY PERFORMANCE OF AN UNDERLYING INDEX. THE
      INVESTMENT STRATEGY OF SOME OF THE PORTFOLIOS MAY MAGNIFY (BOTH
      POSITIVELY AND NEGATIVELY) THE DAILY INVESTMENT RESULTS OF THE
      APPLICABLE INDEX OR SECURITY. IT IS RECOMMENDED THAT ONLY THOSE
      ANNUITY OWNERS WHO ENGAGE A FINANCIAL ADVISOR TO ALLOCATE THEIR
      ACCOUNT VALUE USING A STRATEGIC OR TACTICAL ASSET ALLOCATION
      STRATEGY INVEST IN THESE PORTFOLIOS. THE PORTFOLIOS ARE ARRANGED
      BASED ON THE INDEX ON WHICH ITS INVESTMENT STRATEGY IS BASED.
     ---------------------------------------------------------------------
     SMALL CAP   PROFUND VP SMALL-CAP VALUE: seeks      ProFund Advisors
       VALUE     daily investment results, before             LLC
                 fees and expenses, that correspond
                 to the daily performance of the S&P
                 SmallCap 600(R)/Citigroup Value
                 Index (the "Index"). To meet its
                 investment objective, the Fund
                 invests in equity securities and
                 derivatives that ProFund Advisors
                 believes, in combination, should
                 have similar daily return
                 characteristics as the daily return
                 of the Index.
     ---------------------------------------------------------------------
     SMALL CAP   PROFUND VP SMALL-CAP GROWTH: seeks     ProFund Advisors
      GROWTH     daily investment results, before             LLC
                 fees and expenses, that correspond
                 to the daily performance of the S&P
                 SmallCap 600(R)/Citigroup Growth
                 Index (the "Index"). To meet its
                 investment objective, the Fund
                 invests in equity securities and
                 derivatives that ProFund Advisors
                 believes, in combination, should
                 have similar daily return
                 characteristics as the daily return
                 of the Index.
     ---------------------------------------------------------------------
      THE S&P SMALLCAP 600/CITIGROUP GROWTH INDEX IS DESIGNED TO PROVIDE
      A COMPREHENSIVE MEASURE OF SMALL-CAP U.S. EQUITY "GROWTH"
      PERFORMANCE. IT IS AN UNMANAGED FLOAT ADJUSTED, MARKET
      CAPITALIZATION WEIGHTED INDEX COMPRISED OF STOCKS REPRESENTING
      APPROXIMATELY HALF THE MARKET CAPITALIZATION OF THE S&P SMALLCAP
      600 THAT HAVE BEEN IDENTIFIED AS BEING ON THE GROWTH END OF THE
      GROWTH-VALUE SPECTRUM. (NOTE: THE S&P SMALLCAP 600(R) INDEX IS A
      FLOAT ADJUSTED MARKET CAPITALIZATION WEIGHTED INDEX OF 600 U.S.
      OPERATING COMPANIES. SECURITIES ARE SELECTED FOR INCLUSION IN THE
      INDEX BY AN S&P COMMITTEE THROUGH A NON-MECHANICAL PROCESS THAT
      FACTORS CRITERIA SUCH AS LIQUIDITY, PRICE, MARKET CAPITALIZATION,
      FINANCIAL VIABILITY, AND PUBLIC FLOAT.)
     ---------------------------------------------------------------------
     LARGE CAP   PROFUND VP LARGE-CAP VALUE: seeks      ProFund Advisors
       VALUE     daily investment results, before             LLC
                 fees and expenses, that correspond
                 to the daily performance of the S&P
                 500(R)/Citigroup Value Index (the
                 "Index"). To meet its investment
                 objective, the Fund invests in
                 equity securities and derivatives
                 that ProFund Advisors believes, in
                 combination, should have similar
                 daily return characteristics as the
                 daily return of the Index.
     ---------------------------------------------------------------------
      S&P 500(R)/CITIGROUP VALUE INDEX IS DESIGNED TO PROVIDE A
      COMPREHENSIVE MEASURE OF LARGE-CAP U.S. EQUITY "VALUE" PERFORMANCE.
      IT IS AN UNMANAGED FLOAT-ADJUSTED MARKET CAPITALIZATION WEIGHTED
      INDEX COMPRISING STOCKS REPRESENTING APPROXIMATELY HALF THE MARKET
      CAPITALIZATION OF THE S&P 500 THAT HAVE BEEN IDENTIFIED AS BEING ON
      THE VALUE END OF THE GROWTH-VALUE SPECTRUM.
     ---------------------------------------------------------------------
     LARGE CAP   PROFUND VP LARGE-CAP GROWTH: seeks     ProFund Advisors
      GROWTH     daily investment results, before             LLC
                 fees and expenses, that correspond
                 to the daily performance of the S&P
                 500(R)/Citigroup Growth Index(R).
                 (the "Index"). To meet its
                 investment objective, the Fund
                 invests in equity securities and
                 derivatives that ProFund Advisors
                 believes, in combination, should
                 have similar daily return
                 characteristics as the daily return
                 of the Index.
     ---------------------------------------------------------------------
      THE S&P 500(R)/CITIGROUP GROWTH INDEX IS DESIGNED TO PROVIDE A
      COMPREHENSIVE MEASURE OF LARGE-CAP U.S. EQUITY "GROWTH"
      PERFORMANCE. IT IS AN UNMANAGED FLOAT ADJUSTED MARKET
      CAPITALIZATION WEIGHTED INDEX COMPRISED OF STOCKS REPRESENTING
      APPROXIMATELY HALF THE MARKET CAPITALIZATION OF THE S&P 500 THAT
      HAVE BEEN IDENTIFIED AS BEING ON THE GROWTH END OF THE GROWTH-VALUE
      SPECTRUM.
     ---------------------------------------------------------------------
      MID CAP    PROFUND VP MID-CAP VALUE: seeks        ProFund Advisors
       VALUE     daily investment results, before             LLC
                 fees and expenses, that correspond
                 to the daily performance of the S&P
                 MidCap 400(R)/Citigroup Value
                 Index(R) (the "Index"). To meet its
                 investment objective, the Fund
                 invests in equity securities and
                 derivatives that ProFund Advisors
                 believes, in combination, should
                 have similar daily return
                 characteristics as the daily return
                 of the Index.
     ---------------------------------------------------------------------

      STYLE/        INVESTMENT OBJECTIVES/POLICIES         PORTFOLIO
       TYPE                                                ADVISOR/
                                                          SUB-ADVISOR
     ---------------------------------------------------------------------
      THE S&P MIDCAP 400(R)/CITIGROUP VALUE INDEX IS DESIGNED TO PROVIDE
      A COMPREHENSIVE MEASURE OF MID-CAP U.S. EQUITY "VALUE"
      PERFORMANCE. IT IS AN UNMANAGED FLOAT ADJUSTED MARKET
      CAPITALIZATION WEIGHTED INDEX COMPRISED OF STOCKS REPRESENTING
      APPROXIMATELY HALF THE MARKET CAPITALIZATION OF THE S&P MIDCAP 400
      THAT HAVE BEEN IDENTIFIED AS BEING ON THE VALUE END OF THE
      GROWTH-VALUE SPECTRUM.
     ---------------------------------------------------------------------
      MID CAP    PROFUND VP MID-CAP GROWTH: seeks       ProFund Advisors
      GROWTH     daily investment results, before             LLC
                 fees and expenses, that correspond
                 to the daily performance of the S&P
                 MidCap 400(R)/Citigroup Growth
                 Index(R) (the "Index"). To meet its
                 investment objective, the Fund
                 invests in equity securities and
                 derivatives that ProFund Advisors
                 believes, in combination, should
                 have similar daily return
                 characteristics as the daily return
                 of the Index.
     ---------------------------------------------------------------------
      THE S&P MIDCAP 400(R)/CITIGROUP GROWTH INDEX IS DESIGNED TO PROVIDE
      A COMPREHENSIVE MEASURE OF MID-CAP U.S. EQUITY "GROWTH"
      PERFORMANCE. IT IS AN UNMANAGED FLOAT ADJUSTED MARKET
      CAPITALIZATION WEIGHTED INDEX COMPRISED OF STOCKS REPRESENTING
      APPROXIMATELY HALF THE MARKET CAPITALIZATION OF THE S&P MIDCAP 400
      THAT HAVE BEEN IDENTIFIED AS BEING ON THE GROWTH END OF THE
      GROWTH-VALUE SPECTRUM.
     ---------------------------------------------------------------------
     SPECIALTY   PROFUND VP CONSUMER GOODS: seeks       ProFund Advisors
                 daily investment results, before             LLC
                 fees and expenses, that correspond
                 to the daily performance of the Dow
                 Jones U.S. Consumer Goods Index (the
                 "Index"). To meet its investment
                 objective, the Fund invests in
                 equity securities and derivatives
                 that ProFund Advisors believes, in
                 combination, should have similar
                 daily return characteristics as the
                 daily return of the Index.
     ---------------------------------------------------------------------
      THE DOW JONES U.S. CONSUMER GOODS/SM/ INDEX MEASURES THE
      PERFORMANCE OF CONSUMER GOODS SECTOR OF THE U.S. EQUITY MARKET.
      COMPONENT COMPANIES INCLUDE, AMONG OTHERS, AUTOMOBILES AND AUTO
      PARTS AND TIRES, BREWERS AND DISTILLERS, FARMING AND FISHING,
      DURABLE AND NON-DURABLE HOUSEHOLD PRODUCT MANUFACTURERS, COSMETIC
      COMPANIES, FOOD AND TOBACCO PRODUCTS, CLOTHING, ACCESSORIES AND
      FOOTWEAR.
     ---------------------------------------------------------------------
     SPECIALTY   PROFUND VP CONSUMER SERVICES: seeks    ProFund Advisors
                 daily investment results, before             LLC
                 fees and expenses, that correspond
                 to the daily performance of the Dow
                 Jones U.S. Consumer Services Index
                 (the "Index"). To meet its
                 investment objective, the Fund
                 invests in equity securities and
                 derivatives that ProFund Advisors
                 believes, in combination, should
                 have similar daily return
                 characteristics as the daily return
                 of the Index.
     ---------------------------------------------------------------------
      THE DOW JONES U.S. CONSUMER SERVICES INDEX MEASURES THE PERFORMANCE
      OF CONSUMER SERVICES SECTOR OF THE U.S. EQUITY MARKET. COMPONENT
      COMPANIES INCLUDE, AMONG OTHERS, AIRLINES, BROADCASTING AND
      ENTERTAINMENT, APPAREL AND BROADLINE RETAILERS, FOOD AND DRUG
      RETAILERS, MEDIA AGENCIES, PUBLISHING, GAMBLING, HOTELS,
      RESTAURANTS AND BARS, AND TRAVEL AND TOURISM.
     ---------------------------------------------------------------------
     SPECIALTY   PROFUND VP FINANCIALS: seeks daily     ProFund Advisors
                 investment results, before fees and          LLC
                 expenses, that correspond to the
                 daily performance of the Dow Jones
                 U.S. Financials Index (the "Index").
                 To meet its investment objective,
                 the Fund invests in equity
                 securities and derivatives that
                 ProFund Advisors believes, in
                 combination, should have similar
                 daily return characteristics as the
                 daily return of the Index.
     ---------------------------------------------------------------------
      THE DOW JONES U.S. FINANCIALS INDEX MEASURES THE PERFORMANCE OF THE
      FINANCIAL SERVICES SECTOR OF THE U.S. EQUITY MARKET. COMPONENT
      COMPANIES INCLUDE, AMONG OTHERS, REGIONAL BANKS; MAJOR U.S.
      DOMICILED INTERNATIONAL BANKS; FULL LINE, LIFE, AND PROPERTY AND
      CASUALTY INSURANCE COMPANIES; COMPANIES THAT INVEST, DIRECTLY OR
      INDIRECTLY IN REAL ESTATE; DIVERSIFIED FINANCIAL COMPANIES SUCH AS
      FANNIE MAE, CREDIT CARD ISSUERS, CHECK CASHING COMPANIES, MORTGAGE
      LENDERS AND INVESTMENT ADVISERS; SECURITIES BROKERS AND DEALERS,
      INCLUDING INVESTMENT BANKS, MERCHANT BANKS AND ONLINE BROKERS; AND
      PUBLICLY TRADED STOCK EXCHANGES.
     ---------------------------------------------------------------------
     SPECIALTY   PROFUND VP HEALTH CARE: seeks daily    ProFund Advisors
                 investment results, before fees and          LLC
                 expenses, that correspond to the
                 daily performance of the Dow Jones
                 U.S. Health Care/SM/ Index (the
                 "Index"). To meet its investment
                 objective, the Fund invests in
                 equity securities and derivatives
                 that ProFund Advisors believes, in
                 combination, should have similar
                 daily return characteristics as the
                 daily return of the Index.
     ---------------------------------------------------------------------
      THE DOW JONES U.S. HEALTH CARE/SM/ INDEX MEASURES THE PERFORMANCE
      OF THE HEALTHCARE INDUSTRY OF THE U.S. EQUITY MARKET. COMPONENT
      COMPANIES INCLUDE, AMONG OTHERS, HEALTH CARE PROVIDERS,
      BIOTECHNOLOGY COMPANIES, MEDICAL SUPPLIES, ADVANCED MEDICAL DEVICES
      AND PHARMACEUTICALS.
     ---------------------------------------------------------------------

     ---------------------------------------------------------------------
      STYLE/        INVESTMENT OBJECTIVES/POLICIES         PORTFOLIO
       TYPE                                                ADVISOR/
                                                          SUB-ADVISOR
     ---------------------------------------------------------------------
     SPECIALTY   PROFUND VP INDUSTRIALS: seeks daily    ProFund Advisors
                 investment results, before fees and          LLC
                 expenses, that correspond to the
                 daily performance of the Dow Jones
                 U.S. Industrials Index (the
                 "Index"). To meet its investment
                 objective, the Fund invests in
                 equity securities and derivatives
                 that ProFund Advisors believes, in
                 combination, should have similar
                 daily return characteristics as the
                 daily return of the Index.
     ---------------------------------------------------------------------
      THE DOW JONES U.S. INDUSTRIALS/SM/ INDEX MEASURES THE PERFORMANCE
      OF THE INDUSTRIAL INDUSTRY OF THE U.S. EQUITY MARKET. COMPONENT
      COMPANIES INCLUDE, AMONG OTHERS, BUILDING MATERIALS, HEAVY
      CONSTRUCTION, FACTORY EQUIPMENT, HEAVY MACHINERY, INDUSTRIAL
      SERVICES, POLLUTION CONTROL, CONTAINERS AND PACKAGING, INDUSTRIAL
      DIVERSIFIED, AIR FREIGHT, MARINE TRANSPORTATION, RAILROADS,
      TRUCKING, LAND-TRANSPORTATION EQUIPMENT, SHIPBUILDING,
      TRANSPORTATION SERVICES, ADVANCED INDUSTRIAL EQUIPMENT, ELECTRIC
      COMPONENTS AND EQUIPMENT, AND AEROSPACE.
     ---------------------------------------------------------------------
     SPECIALTY   PROFUND VP REAL ESTATE: seeks daily    ProFund Advisors
                 investment results, before fees and          LLC
                 expenses, that correspond to the
                 daily performance of the Dow Jones
                 U.S. Real Estate Index (the
                 "Index"). To meet its investment
                 objective, the Fund invests in
                 equity securities and derivatives
                 that ProFund Advisors believes, in
                 combination, should have similar
                 daily return characteristics as the
                 daily return of the Index.
     ---------------------------------------------------------------------
      THE DOW JONES U.S. REAL ESTATE/SM/ INDEX MEASURES THE PERFORMANCE
      OF THE REAL ESTATE SECTOR OF THE U.S. EQUITY MARKET. COMPONENT
      COMPANIES INCLUDE REAL ESTATE HOLDING AND DEVELOPMENT AND REAL
      ESTATE SERVICE COMPANIES AND REAL ESTATE INVESTMENT TRUSTS
      ("REITS") THAT INVEST IN INDUSTRIAL, OFFICES AND RETAIL PROPERTIES.
      REITS ARE PASSIVE INVESTMENT VEHICLES THAT INVEST PRIMARILY IN
      INCOME-PRODUCING REAL ESTATE OR REAL ESTATE RELATED LOANS AND
      INTERESTS.
     ---------------------------------------------------------------------
     SPECIALTY   PROFUND VP TELECOMMUNICATIONS: seeks   ProFund Advisors
                 daily investment results, before             LLC
                 fees and expenses, that correspond
                 to the daily performance of the Dow
                 Jones U.S. Telecommunications Index
                 (the "Index"). To meet its
                 investment objective, the Fund
                 invests in equity securities and
                 derivatives that ProFund Advisors
                 believes, in combination, should
                 have similar daily return
                 characteristics as the daily return
                 of the Index.
     ---------------------------------------------------------------------
      THE DOW JONES U.S. TELECOMMUNICATIONS/SM /INDEX MEASURES THE
      PERFORMANCE OF THE TELECOMMUNICATIONS INDUSTRY OF THE U.S. EQUITY
      MARKET. COMPONENT COMPANIES INCLUDE, AMONG OTHERS, FIXED-LINE
      COMMUNICATIONS AND WIRELESS COMMUNICATIONS COMPANIES.
     ---------------------------------------------------------------------
     SPECIALTY   PROFUND VP UTILITIES: seeks daily      ProFund Advisors
                 investment results, before fees and          LLC
                 expenses, that correspond to the
                 daily performance of the Dow Jones
                 U.S. Utilities Index (the "Index").
                 To meet its investment objective,
                 the Fund invests in equity
                 securities and derivatives that
                 ProFund Advisors believes, in
                 combination, should have similar
                 daily return characteristics as the
                 daily return of the Index.
     ---------------------------------------------------------------------
      THE DOW JONES U.S. UTILITIES/SM /INDEX MEASURES THE PERFORMANCE OF
      THE UTILITIES SECTOR OF THE U.S. EQUITY MARKET. COMPONENT COMPANIES
      INCLUDE, AMONG OTHERS, ELECTRIC UTILITIES, GAS UTILITIES AND WATER
      UTILITIES.
     ---------------------------------------------------------------------



 Dow Jones has no relationship to the ProFunds VP, other than the licensing of the Dow Jones sector indices and its service marks for use in connection with the ProFunds VP. The ProFunds VP are not sponsored, endorsed, sold, or promoted by Standard & Poor's or NASDAQ, and neither Standard & Poor's nor NASDAQ makes any representations regarding the advisability of investing in the ProFunds VP.


 WHAT ARE THE FIXED RATE OPTIONS?
 The Fixed Rate Options consist of a one-year Fixed Rate Option, an Enhanced Fixed Rate Option used with our Enhanced Dollar Cost Averaging Program, and (with respect to TrueIncome - Highest Daily only), the Benefit Fixed Rate Account. We describe the Benefit Fixed Rate Account in the section of the prospectus concerning TrueIncome - Highest Daily.

 No specific fees or expenses are deducted when determining the rate we credit to a Fixed Rate Option. However, for some of the same reasons that we deduct the Insurance Charge against Account Value allocated to the Sub-accounts, we also take into consideration mortality, expense, administration, profit and other factors in determining the interest rates we credit to a Fixed Rate Option. That is, such factors result in a reduction to the interest rate. Any Tax Charge applies to amounts that are taken from the Sub-accounts or the Fixed Rate Options.

 ONE-YEAR FIXED INTEREST RATE OPTION
 We offer a one-year Fixed Rate Option. When you select this option, your payment will earn interest at the established rate for the applicable interest rate period. A new interest rate period is established every time you allocate or transfer money into a Fixed Rate

 Option. You may have money allocated in more than one interest rate period at the same time. This could result in your money earning interest at different rates and each interest rate period maturing at a different time. While these interest rates may change from time to time the minimum interest rate is what is set forth in your Annuity contract. The interest rate that we credit to the Fixed Rate Options may be reduced by an amount that corresponds to the asset-based charges assessed against the Sub-accounts. Amounts allocated to the Fixed Rate Option become part of Allstate Life's general assets.

 We set a one-year base guaranteed annual interest rate for the one-year Fixed Rate Option. We may also provide an additional interest rate on each purchase payment allocated to this option for the first year after the payment. This additional interest rate will not apply to amounts transferred from other investment options within an Annuity or amounts remaining in this option for more than one year. We will permit transfers out of the one-year Fixed Rate Option only during the 30 day period following the end of the one-year period. We retain the right to limit the amount of Account Value that may be transferred into or out of the one-year Fixed Rate Option. In addition, we reserve the right to cease offering this investment option for periods of time.

 OTHER FIXED RATE INTEREST OPTIONS WE MAY OFFER FROM TIME TO TIME
 From time to time we may offer an Enhanced Dollar Cost Averaging ("DCA") program. If we do, you may allocate all or part of any Purchase Payment to the Enhanced Fixed Rate Option. You would then automatically transfer amounts over stated periods (e.g., six or twelve months) from the Enhanced Fixed Rate Option to the permissible Sub-accounts that you select. We reserve the right at any time to limit the investment options into which Enhanced Fixed Rate Option assets are transferred. After selecting the time period over which transfers will occur, you may not thereafter change the period during which transfers will be made. You may allocate Purchase Payments to more than one transfer period. You may not transfer from other investment options to the Enhanced Fixed Rate Option. This program is not available if you elect certain optional benefits.

 The first periodic transfer will occur on the date you allocate your Purchase Payment to the Enhanced Fixed Rate Option or the date following the end of any free-look period, if later. Subsequent transfers will occur on the monthly anniversary of the first transfer. The amount of each periodic transfer will be based on the period of time during which transfers are scheduled to occur. For example, if you choose a six-payment transfer schedule, each transfer generally will equal 1/6/th/ of the amount you allocated to the Enhanced Fixed Rate Option. The final transfer amount generally will also include the credited interest. You may change at any time the investment options into which the Enhanced Fixed Rate Option assets are transferred, provided that any such investment option is one that we permit. You may make a one time transfer of the remaining value out of your Enhanced Fixed Rate Option, if you so choose. Transfers from the Enhanced Fixed Rate Option do not count toward the maximum number of free transfers allowed under the contract.

 If you make a withdrawal or have a fee assessed from your Annuity, and all or part of that withdrawal or fee comes out of the Enhanced Fixed Rate Option, we will recalculate the periodic transfer amount to reflect the change. This recalculation may include some or all of the interest credited to the date of the next scheduled transfer.

 By investing amounts on a regular basis instead of investing the total amount at one time, the DCA program may decrease the effect of market fluctuation on the investment of your purchase payment. Of course, Dollar Cost Averaging cannot ensure a profit or protect against loss in a declining market.

 NOTE: When a DCA program is established from a Fixed Rate Option, the fixed rate of interest we credit to your Account Value is applied to a declining balance due to the transfers of Account Value to the Sub-accounts during the Guarantee Period. This will reduce the effective rate of return on the Fixed Rate Option over the Guarantee Period.

                               FEES AND CHARGES

 The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise we will incur a loss. For example, Allstate Life may make a profit on the Insurance Charge if, over time, the actual costs of providing the guaranteed insurance obligations under an Annuity are less than the amount we deduct for the Insurance Charge. To the extent we make a profit on the Insurance Charge, such profit may be used for any other corporate purpose, including payment of other expenses that Allstate Life incurs in promoting, distributing, issuing and administering an Annuity and, in the case of the X Series, to offset a portion of the costs associated with offering the Credit features which are funded through Allstate Life's general account.

 The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk, nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contract. A portion of the proceeds that Allstate Life receives from charges that apply to the Sub-accounts may include amounts based on market appreciation of the Sub-account values including, for the X Series, appreciation on amounts that represent any Purchase Credit or Longevity Credit.

 WHAT ARE THE CONTRACT FEES AND CHARGES?
 CONTINGENT DEFERRED SALES CHARGE (CDSC): We do not deduct a sales charge from Purchase Payments you make to your Annuity. However, we may deduct a CDSC if you surrender your Annuity or when you make a partial withdrawal. The CDSC reimburses us for expenses related to sales and distribution of the Annuity, including commissions, marketing materials and other promotional expenses. The CDSC is calculated as a percentage of your Purchase Payment being surrendered or withdrawn. The CDSC percentage varies with the number of years that have elapsed since each Purchase Payment being withdrawn was made. If a withdrawal is effective on the day before the anniversary of the date that the Purchase Payment being withdrawn was made, then the CDSC percentage as of the next following year will apply. The CDSC percentages for the B Series, the L Series, and the X Series are shown under "Summary of Contract Fees and Charges." If you purchase the X Series and make a withdrawal that is subject to the CDSC, we may use part of that CDSC to recoup our costs of providing the Purchase Credit. However, we do not impose any CDSC on your withdrawal of a Credit amount.

 With respect to a partial withdrawal, we calculate the CDSC by assuming that any available free withdrawal amount is taken out first (see How Much Can I Withdraw as a Free Withdrawal?). If the free withdrawal amount is not sufficient, we then assume that withdrawals are taken from Purchase Payments that have not been previously withdrawn, on a first-in, first-out basis, and subsequently from any other Account Value in the Annuity.

 For purposes of calculating any applicable CDSC on a surrender, the Purchase Payments being withdrawn may be greater than your remaining Account Value or the amount of your withdrawal request. This is most likely to occur if you have made prior partial withdrawals or if your Account Value has declined in value due to negative market performance. In that scenario, we would determine the CDSC amount as the applicable percentage of the Purchase Payments being withdrawn, rather than as a percentage of the remaining Account Value or withdrawal request. Thus, the CDSC would be greater than if it were calculated as a percentage of remaining Account Value or withdrawal amount.

 We may waive any applicable CDSC when taking a required minimum distribution from an Annuity purchased as a "qualified" investment. Free Withdrawals and required minimum distributions are each explained more fully in the section entitled "Access to Account Value."

 TRANSFER FEE: Currently, you may make twenty free transfers between investment options each Annuity Year. We currently charge $10.00 for each transfer after the twentieth in each Annuity Year. The fee will never be more than $20.00 for each transfer. We do not consider transfers made as part of a dollar cost averaging, automatic rebalancing or asset allocation program when we count the twenty free transfers. All transfers made on the same day will be treated as one (1) transfer. Renewals or transfers of Account Value from a Fixed Rate Option at the end of its Guarantee Period are not subject to the transfer fee and are not counted toward the twenty free transfers. Similarly, transfers made under our enhanced dollar cost averaging program pursuant to a formula used with an optional benefit are not subject to the Transfer Fee and are not counted toward the twenty free transfers. We may reduce the number of free transfers allowable each Annuity Year (subject to a minimum of eight) without charging a transfer fee unless you make use of electronic means to transmit your transfer requests. We may eliminate the transfer fee for transfer requests transmitted electronically or through other means that reduce our processing costs. If enrolled in any program that does not permit transfer requests to be transmitted electronically, the transfer fee will not be waived.

 ANNUAL MAINTENANCE FEE: During the accumulation period we deduct an annual maintenance fee. The annual maintenance fee is $35.00 or 2% of your Account Value (including any amount in Fixed Allocations), whichever is less. This fee will be deducted annually on the anniversary of the Issue Date of your Annuity or, if you surrender your Annuity during the Annuity Year, the fee is deducted at the time of surrender. The fee is taken only from the Sub-accounts. Currently, the annual maintenance fee is only deducted if your Account Value is less than $100,000 on the anniversary of the Issue Date or at the time of surrender. We do not impose the annual maintenance fee upon annuitization, the payment of a Death Benefit, or a medically-related full surrender. We may increase the annual maintenance fee. However, any increase will only apply to Annuities issued after the date of the increase. The amount of this charge may differ in certain states. If you are a beneficiary under the Beneficiary Continuation Option, the annual maintenance fee is the lesser of $30 or 2% of Account Value if the Account Value is less than $25,000 at the time the fee is assessed. The fee will not apply if it is assessed 30 days prior to a surrender request.

 TAX CHARGE: Several states and some municipalities charge premium taxes or similar taxes on annuities that we are required to pay. The amount of tax will vary from jurisdiction to jurisdiction and is subject to change. We pay the tax either when Purchase Payments are received, upon surrender or when the Account Value is applied under an annuity option. The tax charge is designed to approximate the taxes that we are required to pay and is assessed as a percentage of Purchase Payments, surrender value, or Account Value as applicable. The tax charge currently ranges up to 3 1/2%. We reserve the right to deduct the charge either at the time the tax is imposed, upon a full surrender of the Annuity or upon annuitization. We may assess a charge against the Sub-accounts and the Fixed Rate Options equal to any taxes which may be imposed upon the Separate Account. We will pay company income taxes on the taxable corporate earnings created by this Separate Account product. While we may consider company income taxes when pricing our products, we do not currently include such income taxes in the tax charges you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future. In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Separate Account assets, which are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include foreign tax credits and corporate dividends received deductions. We do not pass these tax benefits through to holders of the Separate Account annuity contracts because (i) the contract owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include company income taxes in the tax charges you pay under the contract.

 INSURANCE CHARGE: We deduct an Insurance Charge daily. The charge is assessed against the average daily assets allocated to the Sub-accounts and is equal to the amount indicated under "Summary of Contract Fees and Charges". The Insurance Charge is the combination of the mortality & expense risk charge and the administration charge. The Insurance Charge is intended to compensate Allstate Life for providing the insurance benefits under each Annuity, including each Annuity's basic Death Benefit that provides guaranteed benefits to your beneficiaries even if the market declines and the risk that persons to whom we guarantee annuity payments will live longer than our assumptions. The charge also covers administrative costs associated with providing the Annuity benefits, including preparation of the contract, confirmation statements, annual account statements and annual reports, legal and accounting fees as well as various related expenses. Finally, the charge covers the risk that our assumptions about the mortality risks and expenses under each Annuity are incorrect and that we have agreed not to increase these charges over time despite our actual costs. We may increase the portion of the total Insurance Charge that is deducted for administrative costs; however, any increase will only apply to Annuities issued after the date of the increase.

 The Insurance Charge is not deducted against assets allocated to a Fixed Rate Option. However, the interest rate amount we credit to Fixed Rate Options may also reflect similar assumptions about the insurance guarantees provided under each Annuity and the administrative costs associated with providing the Annuity benefits. That is, the interest rate we credit to a Fixed Rate Option may be reduced to reflect those assumptions.

 OPTIONAL BENEFITS FOR WHICH WE ASSESS A CHARGE: If you elect to purchase certain optional benefits, we will deduct an additional charge. For some optional benefits, the charge is deducted from your Account Value allocated to the Sub-accounts. This charge is included in the daily calculation of the Unit price for each Sub-account. For certain other optional benefits, such as TrueIncome - Highest Daily 7, the charge is assessed against the Protected Withdrawal Value and is taken out of the Sub-accounts periodically. Please refer to the sections entitled "Living Benefit Programs" and "Death Benefit" for a description of the charge for each Optional Benefit.

 SETTLEMENT SERVICE CHARGE: If your beneficiary takes the death benefit under a Beneficiary Continuation Option, we deduct a settlement service charge although the Insurance Charge no longer applies. The charge is assessed daily against the assets allocated to the Sub-accounts and is equal to an annual charge of 1.00%.

 FEES AND EXPENSES INCURRED BY THE PORTFOLIOS: Each Portfolio incurs total annual operating expenses comprised of an investment management fee, other expenses and any distribution and service (12b-1) fees that may apply. These fees and expenses are reflected daily by each Portfolio before it provides Allstate Life with the net asset value as of the close of business each Valuation Day. More detailed information about fees and expenses can be found in the prospectuses for the Portfolios.

 WHAT CHARGES APPLY TO THE FIXED RATE OPTIONS?
 No specific fees or expenses are deducted when determining the rate we credit to a Fixed Rate Option. However, for some of the same reasons that we deduct the Insurance Charge against Account Value allocated to the Sub-accounts, we also take into consideration mortality, expense, administration, profit and other factors in determining the interest rates we credit to Fixed Rate Options. Any CDSC or tax charge applies to amounts that are taken from the Sub-accounts or the Fixed Rate Options. That is, the interest rate we credit to a Fixed Rate Option may be reduced to reflect those factors.

 WHAT CHARGES APPLY IF I CHOOSE AN ANNUITY PAYMENT OPTION?
 If you select a fixed payment option, the amount of each fixed payment will depend on the Account Value of your Annuity when you elected to annuitize. There is no specific charge deducted from these payments; however, the amount of each annuity payment reflects assumptions about our insurance expenses. Also, a tax charge may apply (see "Tax Charge" above).

 EXCEPTIONS/REDUCTIONS TO FEES AND CHARGES
 We may reduce or eliminate certain fees and charges or alter the manner in which the particular fee or charge is deducted. For example, we may reduce the amount of any CDSC or the length of time it applies, reduce or eliminate the amount of the Annual Maintenance Fee or reduce the portion of the total Insurance Charge that is deducted as an administration charge. Generally, these types of changes will be based on a reduction to our sales, maintenance or administrative expenses due to the nature of the individual or group purchasing the Annuity. Some of the factors we might consider in making such a decision are: (a) the size and type of group; (b) the number of Annuities purchased by an Owner; (c) the amount of Purchase Payments or likelihood of additional Purchase Payments; (d) whether an annuity is reinstated pursuant to our rules; and/or (e) other transactions where sales, maintenance or administrative expenses are likely to be reduced. We will not discriminate unfairly between Annuity purchasers if and when we reduce any fees and charges.

                            PURCHASING YOUR ANNUITY

 WHAT ARE OUR REQUIREMENTS FOR PURCHASING ONE OF THE ANNUITIES?

 Initial Purchase Payment:
 We no longer allow new purchases of these Annuities. Previously, you must have made a minimum initial Purchase Payment as follows: $1,000 for the B Series and $10,000 for the X Series and the L Series. However, if you decide to make payments under a systematic investment or an electronic funds transfer program, we will accept a lower initial Purchase Payment provided that, within the first Annuity Year, your subsequent Purchase Payments plus your initial Purchase Payment total the minimum initial Purchase Payment amount required for the Annuity purchased.

 We must approve any initial and additional Purchase Payments where the total amount of Purchase Payments equals $1,000,000 or more with respect to this Annuity and any other annuities you are purchasing from us (or that you already own) and/or our affiliates. We may apply certain limitations, restrictions, and/or underwriting standards as a condition of acceptance of Purchase Payments. In addition, we may apply certain limitations and/or restrictions on an Annuity as a condition of our acceptance, including limiting the liquidity features or the Death Benefit protection provided under an Annuity, limiting the right to make additional Purchase Payments, changing the number of transfers allowable under an Annuity or restricting the Sub-accounts or Fixed Rate Options that are available. Other limitations and/or restrictions may apply.

 Speculative Investing - Do not purchase this Annuity if you, anyone acting on your behalf, and/or anyone providing advice to you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme now or at any time prior to termination of the Annuity. Your Annuity may not be traded on any stock exchange or secondary market. By purchasing this Annuity, you represent and warrant that you are not using this Annuity, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.

 Applicable laws designed to counter terrorists and prevent money laundering might, in certain circumstances, require us to block a contract owner's ability to make certain transactions, and thereby refuse to accept purchase payments or requests for transfers, partial withdrawals, total withdrawals, death benefits, or income payments until instructions are received from the appropriate regulator. We also may be required to provide additional information about you and your contract to government regulators.


 Currently, we will not permit changes in ownership or assignments for certain ownership types, including but not limited to: corporations, partnerships endowments and grantor trusts with multiple grantors. Further, we will only allow changes of ownership and/or permit assignments to certain ownership types if the funds within the Annuity are exclusively for the benefit of the designated annuitant. These rules are subject to state law. Additionally, we will not permit election or re-election of any optional death benefit or optional living benefit by certain ownership types. We reserve the right to further limit, restrict and/or change these rules in the future, to the extent permitted by state law. Further, please be aware that we do not provide administration for employer-sponsored plans and may also limit the number of plan participants that elect to use our Annuity as a funding vehicle.


 Except as noted below, Purchase Payments must be submitted by check drawn on a U.S. bank, in U.S. dollars, and made payable to Allstate Life. Purchase Payments may also be submitted via 1035 exchange or direct transfer of funds. Under certain circumstances, Purchase Payments may be transmitted to Allstate Life via wiring funds through your Financial Professional's broker-dealer firm. Additional Purchase Payments may also be applied to your Annuity under an electronic funds transfer, an arrangement where you authorize us to deduct money directly from your bank account. We may reject any payment if it is received in an unacceptable form. Our acceptance of a check is subject to our ability to collect funds.

 Age Restrictions:
 Unless we agree otherwise and subject to our rules, the Owner (or Annuitant if entity owned) must not be older than a maximum issue age as of the Issue Date of the Annuity as follows: age 85 for the B Series and the L Series and age 75 for the X Series. No additional Purchase Payments will be permitted after age 85 for any of the Annuities. If an Annuity is owned jointly, the oldest of the Owners must not be older than the maximum issue age on the Issue Date. You should consider your need to access your Account Value and whether the Annuity's liquidity features will satisfy that need. If you take a distribution prior to age 59 1/2, you may be subject to a 10% penalty in addition to ordinary income taxes on any gain. The availability and level of protection of certain optional benefits may vary based on the age of the Owner on the Issue Date of the Annuity or the date of the Owner's death.

 Owner, Annuitant and Beneficiary Designations:
 We will ask you to name the Owner(s), Annuitant and one or more Beneficiaries for your Annuity.
..   Owner: The Owner(s) holds all rights under the Annuity. You may name up to two Owners in which case all ownership rights are held jointly. Generally, joint owners are required to act jointly; however, if each owner provides us with an instruction that we find acceptable, we will permit each owner to act independently on behalf of both owners. All information and documents that we are required to send you will be sent to the first named owner. The co-ownership by entity-owners or an entity-owner and an individual is not permitted. Refer to the Glossary of Terms for a complete description of the term "Owner."

..   Annuitant: The Annuitant is the person upon whose life we continue to make annuity payments. You must name an Annuitant who is a natural person. We do not accept a designation of joint Annuitants during the accumulation period. In limited circumstances we may allow you to name one or more Contingent Annuitants with our prior approval. A Contingent Annuitant will become the Annuitant if the Annuitant dies before the Annuity Date. Please refer to the discussion of "Considerations for Contingent Annuitants" in the Tax Considerations section of the prospectus. Each Annuity offers Sub-accounts designed for Owners who wish to engage in frequent transfers (i.e., one or more of the Sub-accounts corresponding to the ProFund Portfolios and the AST Money Market Portfolio), and we encourage Owners seeking frequent transfers to utilize those Sub-accounts.
..   Beneficiary: The beneficiary is the person(s) or entity you name to receive the Death Benefit. Your beneficiary designation should be the exact name of your beneficiary, not only a reference to the beneficiary's relationship to you. If you use a designation of "surviving spouse," we will pay the Death Benefit to the individual that is your spouse at the time of your death (as defined under the federal tax laws and regulations). If no beneficiary is named, the Death Benefit will be paid to you or your estate.

 Your right to make certain designations may be limited if your Annuity is to be used as an IRA or other "qualified" investment that is given beneficial tax treatment under the Code. You should seek competent tax advice on the income, estate and gift tax implications of your designations.

                             MANAGING YOUR ANNUITY

 MAY I CHANGE THE OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS?
 You may change the Owner, Annuitant and beneficiary designations by sending us a request in writing in a form acceptable to us. Upon an ownership change, any automated investment or withdrawal programs will be canceled. The new owner must submit the applicable program enrollment if they wish to participate in such a program. Where allowed by law, such changes will be subject to our acceptance. Some of the changes we will not accept include, but are not limited to:
..   A new Owner subsequent to the death of the Owner or the first of any co-Owners to die, except where a spouse-Beneficiary has become the Owner as a result of an Owner's death;
..   A new Annuitant subsequent to the Annuity Date;
..   For "non-qualified" investments, a new Annuitant prior to the Annuity Date if the Annuity is owned by an entity; and
..   A change in beneficiary if the Owner had previously made the designation irrevocable.

..   a new Owner or Annuitant that is a certain ownership type, including but not limited to corporations, partnerships, endowments, and grantor trusts with multiple grantors.


 There are also restrictions on designation changes when you have elected certain optional benefits. See the "Living Benefits" and "Death Benefits" section of the Prospectus for any such restrictions.

 WRITTEN REQUESTS AND FORMS IN GOOD ORDER. Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in "good order." Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.

 If you wish to change the Owner and/or Beneficiary under the Annuity, or to assign the Annuity, you must deliver the request to us in writing at our Service Office. Any change of Owner and/or Beneficiary, or assignment of the Annuity, will take effect when accepted and recorded by us (unless an alternative rule is stipulated by applicable State law). We are not responsible for any transactions processed before a change of Owner and/or Beneficiary, and an assignment of the Annuity, is accepted and recorded by us. UNLESS PROHIBITED BY APPLICABLE STATE LAW, WE RESERVE THE RIGHT TO REFUSE A PROPOSED CHANGE OF OWNER AND/OR BENEFICIARY, AND A PROPOSED ASSIGNMENT OF THE ANNUITY, AT ANY TIME ON A NON-DISCRIMINATORY BASIS, AND WE ARE NOT OBLIGATED TO PROCESS YOUR REQUEST WITHIN ANY PARTICULAR TIME FRAME. We assume no responsibility for the validity or tax consequences of any change of Owner and/or Beneficiary or any assignment of the Annuity.

 DEATH BENEFIT SUSPENSION UPON CHANGE OF OWNER OR ANNUITANT. If there is a change of Owner or Annuitant, the change may affect the amount of the Death Benefit. See the Death Benefit section of this prospectus for additional details.


 SPOUSAL DESIGNATIONS. If an Annuity is co-owned by spouses, we will assume that the sole primary Beneficiary is the surviving spouse that was named as the co-owner unless you elect an alternative Beneficiary Designation. Unless you elect an alternative Beneficiary Designation, upon the death of either spousal Owner, the surviving spouse may elect to assume ownership of the Annuity instead of taking the Death Benefit payment. The Death Benefit that would have been payable will be the new Account Value of the Annuity as of the date of due proof of death and any required proof of a spousal relationship. As of the date the assumption is effective, the surviving spouse will have all the rights and benefits that would be available under the Annuity to a new purchaser of the same attained age. For TrueIncome - Spousal, the eligible surviving spouse will also be able to assume the benefit with the Annuity. See the description of this benefit in the "Living Benefit Programs" section of this prospectus. For purposes of determining any future Death Benefit for the beneficiary of the surviving spouse, the new Account Value will be considered as the initial Purchase Payment. No CDSC will apply to the new Account Value. However, any additional Purchase Payments applied after the date the assumption is effective will be subject to all provisions of the Annuity, including the CDSC when applicable.

 Spousal assumption is only permitted to spouses as defined by federal law.


 MAY I RETURN MY ANNUITY IF I CHANGE MY MIND?
 If after purchasing your Annuity you change your mind and decide that you do not want it, you may return it to us within a certain period of time known as a right to cancel period. This is often referred to as a "free-look." Depending on the state in which you purchased your Annuity and, in some states, if you purchased the Annuity as a replacement for a prior contract, the right to cancel period may be ten (10) days or longer, measured from the time that you received your Annuity. You must send your Annuity to us before the end of the applicable time period. If you return your Annuity during the applicable period, we will refund your current Account Value plus any tax charge deducted, and depending on your state's requirements, any applicable insurance charges deducted. The amount returned to you may be higher or lower than the Purchase Payment(s) applied during the right to cancel period. However where required by law, we will return your Purchase Payment(s) if they are greater than your current Account Value, less any federal and state income tax withholding. With respect to the X Series, if you return your Annuity, we will not return any Purchase Credits we applied to your Annuity based on your Purchase Payments.

 MAY I MAKE ADDITIONAL PURCHASE PAYMENTS?
 The minimum amount that we accept as an additional Purchase Payment is $100 unless you participate in Allstate Life's systematic investment plan or a periodic purchase payment program. Purchase payments made while you participate in an asset allocation program will be allocated in accordance with such program. Additional Purchase Payments may be paid at any time before the Annuity Date and prior to the Owner's 86/th/ birthday. However, purchase payments are not permitted if the Account Value drops to zero.

 MAY I MAKE SCHEDULED PAYMENTS DIRECTLY FROM MY BANK ACCOUNT?
 You can make additional Purchase Payments to your Annuity by authorizing us to deduct money directly from your bank account and applying it to your Annuity. We call our electronic funds transfer program "Allstate Life's Systematic Investment Plan." We may allow you to invest in your Annuity with a lower initial Purchase Payment, as long as you authorize payments through an electronic funds transfer that will equal at least the minimum Purchase Payment set forth above during the first 12 months of your Annuity. We may suspend or cancel electronic funds transfer privileges if sufficient funds are not available from the applicable financial institution on any date that a transaction is scheduled to occur.

 MAY I MAKE PURCHASE PAYMENTS THROUGH A SALARY REDUCTION PROGRAM?
 These types of programs are only available with certain types of qualified investments. If your employer sponsors such a program, we may agree to accept periodic Purchase Payments through a salary reduction program as long as the allocations are made only to Sub-accounts and the periodic Purchase Payments received in the first year total at least the minimum Purchase Payment set forth above.

                          MANAGING YOUR ACCOUNT VALUE

 HOW AND WHEN ARE PURCHASE PAYMENTS INVESTED?
 (See "Valuing Your Investment" for a description of our procedure for pricing initial and subsequent Purchase Payments.)

 INITIAL PURCHASE PAYMENT: Once we accept your application, we invest your Purchase Payment in your Annuity according to your instructions for allocating your Account Value. The Purchase Payment is your initial Purchase Payment minus any tax charges that may apply. You can allocate Purchase Payments to one or more Sub-accounts or a Fixed Rate Option (other than the Benefit Fixed Rate Account). Investment restrictions will apply if you elect certain optional benefits.

 SUBSEQUENT PURCHASE PAYMENTS: Unless you have provided us with other specific allocation instructions for one, more than one, or all subsequent Purchase Payments, we will allocate any additional Purchase Payments you make according to your initial Purchase Payment allocation instructions. If you so instruct us, we will allocate subsequent Purchase Payments according to any new allocation instructions.

 HOW DO I RECEIVE A LONGEVITY CREDIT UNDER THE X SERIES?
 We apply a Longevity Credit to your Annuity's Account Value beginning at the end of your tenth Annuity Year ("tenth Annuity Anniversary") and every Annuity Anniversary thereafter. The Longevity Credit is equal to 0.40% of the sum of all Purchase Payments that have been in the Annuity for more than 9 years less the cumulative amount of withdrawals made (including the deduction of any CDSC amounts) through the end of the period. On any Annuity Anniversary, if the total Purchase Payments that have been in the Annuity for more than 9 years are less than the cumulative amount of withdrawals made, no Longevity Credit will be applied to your Annuity. Also, no Longevity Credit will be applied to your Annuity if your Account Value is zero when a Longevity Credit would otherwise be paid. This would include any situation where the Annuity is still in force due to the fact that payments are being made under an optional benefit such as TrueIncome, TrueIncome - Spousal, TrueIncome - Highest Daily, TrueIncome Highest Daily 7, or TrueIncome - Spousal Highest Daily 7. In addition, no Longevity Credit will be applied to your Annuity if before the Annuity Anniversary when a Longevity Credit would otherwise be paid: (i) you have surrendered your Annuity; (ii) you have annuitized your Annuity; or
 (iii) we have received due proof of your death (and there has been no spousal continuation election made). If your spouse continues the contract under our spousal continuation option, we will apply the Longevity Credit to your Annuity beginning on the tenth Annuity Anniversary measured from the date that we originally issued you the Annuity. Since the Longevity Credit is applied to the Account Value only, any guarantees that are not based on Account Value will not reflect the Longevity Credit. Similarly, guarantees that are made against a loss in Account Value will not be triggered in certain very limited circumstances where they otherwise would have been, had no Longevity Credit been applied to the Account Value.

 HOW ARE LONGEVITY CREDITS APPLIED TO MY ACCOUNT VALUE UNDER THE X SERIES?
 Any Longevity Credit that is allocated to your Account Value will be allocated to a Fixed Rate Option, the Benefit Fixed Rate Account and Sub-accounts in the same percentages as Purchase Payments are then being allocated to your Annuity.

 HOW DO I RECEIVE A PURCHASE CREDIT UNDER THE X SERIES?
 We apply a "Purchase Credit" to your Annuity's Account Value each time you make a Purchase Payment. The amount of the Purchase Credit is payable from our general account. The amount of the Purchase Credit depends on the age of the oldest Owner (or Annuitant if entity-owned) when the Purchase Payment is applied to the Annuity according to the table below:

   OLDEST OWNER'S AGE ON THE DATE THAT  PURCHASE CREDIT ON PURCHASE PAYMENTS
              THE PURCHASE                          AS THEY ARE
   PAYMENT IS APPLIED TO THE ANNUITY          APPLIED TO THE ANNUITY
   --------------------------------------------------------------------------
                 0-80                                 6.00%*
   --------------------------------------------------------------------------
                 81-85                                3.00%
   --------------------------------------------------------------------------

 * For X series Annuities issued prior to December 10, 2007, the credit applicable to ages 0-80 is 5%.

 HOW IS EACH PURCHASE CREDIT APPLIED TO ACCOUNT VALUE UNDER THE X SERIES
 ANNUITY?
 Each Purchase Credit is allocated to your Account Value at the time the Purchase Payment is applied to your Account Value. The amount of the Purchase Credit is allocated to the investment options in the same ratio as the applicable Purchase Payment is applied.

 EXAMPLES OF APPLYING THE PURCHASE CREDIT

 INITIAL PURCHASE PAYMENT
 Assume you are 65 years old and you make an initial Purchase Payment of $450,000. We would apply a 6.0% Purchase Credit to your Purchase Payment and allocate the amount of the Purchase Credit ($27,000 = $450,000 X .06) to your Account Value in the same proportion that your Purchase Payment is allocated.

 The amount of any Purchase Credit applied to your X Series Account Value can be recovered by Allstate Life under certain circumstances:
..   any Purchase Credit applied to your Account Value on Purchase Payments made within the 12 months before the Owner's (or Annuitant's if entity-owned) date of death will be recovered (to the extent allowed by state law); and
..   the amount available under the medically-related surrender portion of the
    Annuity will not include the amount of any Purchase Credit payable on Purchase Payments made within 12 months of the date the medically-related surrender is exercised; and
..   if you elect to "free-look" your Annuity, the amount returned to you will not include the amount of any Purchase Credit.

 The Account Value may be substantially reduced if Allstate Life recovers the Purchase Credit amount under these circumstances. The amount we take back will equal the Purchase Credit, without adjustment up or down for investment performance. Therefore, any gain on the Purchase Credit amount will not be taken back. But if there was a loss on the Purchase Credit, the amount we take back will still equal the amount of the Purchase Credit. We do not deduct a CDSC in any situation in which we recover the Purchase Credit amount.

 GENERAL INFORMATION ABOUT THE PURCHASE CREDIT FEATURE
..   We do not consider a Purchase Credit to be "investment in the contract" for income tax purposes.
..   You may not withdraw the amount of any Purchase Credit under the Free
    Withdrawal provision. The Free Withdrawal provision only applies to withdrawals of Purchase Payments.

 ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS? During the accumulation period you may transfer Account Value between investment options subject to the restrictions outlined below. Transfers are not subject to taxation on any gain. We do not currently require a minimum amount in each Sub-account to which you allocate Account Value at the time of any allocation or transfer.

 Currently, any transfer involving the ProFunds VP Sub-accounts must be received by us no later than 3:00 p.m. Eastern time (or one hour prior to any announced closing of the applicable securities exchange) to be processed on the current Valuation Day. The "cut-off" time for such financial transactions involving a ProFunds VP Sub-account will be extended to 1/2 hour prior to any announced closing (generally, 3:30 p.m. Eastern time) for transactions submitted electronically, including through our Internet website (www.accessallstate.com).

 We may impose specific restrictions on financial transactions (including transfer requests) for certain Portfolios based on the Portfolio's investment and/or transfer restrictions. We may do so to conform to any present or future restriction that is imposed by any Portfolio available under an Annuity. Currently, we charge $10.00 for each transfer you make after the twentieth (20/th/) in each Annuity Year. Transfers made as part of a dollar cost averaging or automatic rebalancing program do not count toward the twenty free transfer limit. Renewals or transfers of Account Value from a Fixed Rate Option at the end of its Guarantee Period or pursuant to the Enhanced Fixed Rate Option are not subject to the transfer charge. We may reduce the number of free transfers allowable each Annuity Year (subject to a minimum of eight) without charging a Transfer Fee unless you make use of electronic means to transmit your transfer requests. We may also increase the Transfer Fee that we charge to $20.00 for each transfer you make after you have reached your free transfer limit. We may eliminate the Transfer Fee for transfer requests transmitted electronically or through other means that reduce our processing costs. If enrolled in any program that does not permit transfer requests to be transmitted electronically, the Transfer Fee will not be waived.

 Once you have made 20 transfers among the Sub-accounts during an Annuity Year, we will accept any additional transfer request during that year only if the request is submitted to us in writing with an original signature and otherwise is in good order. For purposes of this 20 transfer limit, we (i) do not view a facsimile transmission as a "writing", (ii) will treat multiple transfer requests submitted on the same Valuation Day as a single transfer, and
 (iii) do not count any transfer that solely involves Sub-accounts corresponding to any ProFund portfolio and/or the AST Money Market Portfolio, or any transfer that involves one of our systematic programs, such as automated withdrawals.

 Frequent transfers among Sub-accounts in response to short-term fluctuations in markets, sometimes called "market timing," can make it very difficult for a Portfolio manager to manage a Portfolio's investments. Frequent transfers may cause the Portfolio to hold more cash than otherwise necessary, disrupt management strategies, increase transaction costs, or affect performance.

 In light of the risks posed to Owners and other investors by frequent transfers, we reserve the right to limit the number of transfers in any Annuity Year for all existing or new Owners and to take the other actions discussed below. We also reserve the right to limit the number of transfers in any Annuity Year or to refuse any transfer request for an Owner or certain Owners if: (a) we believe that excessive transfer activity (as we define it) or a specific transfer request or group of transfer requests may have a detrimental effect on Unit Values or the share prices of the Portfolios; or
 (b) we are informed by a Portfolio (e.g., by the Portfolio's portfolio manager) that the purchase or redemption of shares in the Portfolio must be restricted because the Portfolio believes the transfer activity to which such purchase and redemption relates would have a detrimental effect on the share prices of the affected Portfolio. Without limiting the above, the most likely scenario where either of the above could occur would be if the aggregate amount of a trade or trades represented a relatively large proportion of the total assets of a particular Portfolio. In furtherance of our general authority to restrict transfers as described above, and without limiting other actions we may take in the future, we have adopted the following specific restrictions:
..   With respect to each Sub-account (other than the AST Money Market
    Sub-account or any ProFund Sub-account), we track amounts exceeding a certain dollar threshold that were transferred into the Sub-account. If you transfer such amount into a particular Sub-account, and within 30 calendar days thereafter transfer (the "Transfer Out") all or a portion of that amount into another Sub-account, then upon the Transfer Out, the former Sub-account becomes restricted (the "Restricted Sub-account"). Specifically, we will not permit subsequent transfers into the Restricted Sub-account for 90 calendar days after the Transfer Out if the Restricted Sub-account invests in a non-international Portfolio, or 180 calendar days after the Transfer Out if the Restricted Sub-account invests in an international Portfolio. For purposes of this rule, we (i) do not count transfers made in connection with one of our systematic programs, such as automated withdrawals; (ii) do not count any transfer that solely involves any ProFund portfolio and/or the AST Money Market Portfolio; and (iii) do not categorize as a transfer the first transfer that you make after the Issue Date, if you make that transfer within 30 calendar days after the Issue Date. Even if an amount becomes restricted under the foregoing rules, you are still free to redeem the amount from your Annuity at any time.
..   We reserve the right to effect exchanges on a delayed basis for all contracts. That is, we may price an exchange involving the Sub-accounts on the Valuation Day subsequent to the Valuation Day on which the exchange request was received. Before implementing such a practice, we would issue a separate written notice to Owners that explains the practice in detail.

 If we deny one or more transfer requests under the foregoing rules, we will inform you or your Financial Professional promptly of the circumstances concerning the denial. There are contract owners of different variable annuity contracts that are funded through the same Separate Account that may not be subject to the above-referenced transfer restrictions and, therefore, might make more numerous and frequent transfers than contract owners who are subject to such limitations. Finally, there are contract owners of other variable annuity contracts or variable life contracts that are issued by Allstate Life as well as other insurance companies that may have the same Portfolios available to them. Since some contract owners are not subject to the same transfer restrictions, unfavorable consequences associated with such frequent trading within the underlying mutual fund (e.g., greater portfolio turnover, higher transaction costs, or performance or tax issues) may affect all contract owners. Similarly, while contracts managed by a Financial Professional or third party investment advisor are subject to the restrictions on transfers between investment options that are discussed above, if the advisor manages a number of contracts in the same fashion unfavorable consequences may be associated with management activity since it may involve the movement of a substantial portion of an underlying mutual fund's assets which may affect all contract owners invested in the affected options. Apart from jurisdiction-specific and contract differences in transfer restrictions, we will apply these rules uniformly (including contracts managed by a Financial Professional) and will not waive a transfer restriction for any contract owner.

 ALTHOUGH OUR TRANSFER RESTRICTIONS ARE DESIGNED TO PREVENT EXCESSIVE TRANSFERS, THEY ARE NOT CAPABLE OF PREVENTING EVERY POTENTIAL OCCURRENCE OF EXCESSIVE TRANSFER ACTIVITY.

 The Portfolios have adopted their own policies and procedures with respect to excessive trading of their respective shares, and we reserve the right to enforce any such current or future policies and procedures. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Under SEC rules, we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual contract owners (including an Annuity Owner's TIN number), and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the excessive trading policies established by the Portfolio. In addition, you should be aware that some Portfolios may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their excessive trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Portfolios.

 A Portfolio also may assess a short term trading fee (redemption fee) in connection with a transfer out of the Sub-account investing in that Portfolio that occurs within a certain number of days following the date of allocation to the Sub-account. Each Portfolio determines the amount of the short term trading fee and when the fee is imposed. The fee is retained by or paid to the Portfolio and is not retained by us. The fee will be deducted from your Account Value.

 DO YOU OFFER MORE THAN ONE DOLLAR COST AVERAGING PROGRAM?
 Yes. As discussed below, we offer Dollar Cost Averaging Programs during the accumulation period. In general, Dollar Cost Averaging allows you to systematically transfer an amount periodically from one Sub-account to one or more other Sub-accounts. You can choose to transfer earnings only, principal plus earnings or a flat dollar amount. You may elect a Dollar Cost Averaging program that transfers amounts monthly, quarterly, semi-annually, or annually from Sub-accounts. By investing amounts on a regular basis instead of investing the total amount at one time, Dollar Cost Averaging may decrease the effect of market fluctuation on the investment of your Purchase Payment. This may result in a lower average cost of units over time. However, there is no guarantee that Dollar Cost Averaging will result in a profit or protect against a loss in a declining market. We do not deduct a charge for participating in a Dollar Cost Averaging program. The Dollar Cost Averaging Program is in addition to any Dollar Cost Averaging program that would be made available in connection with any Enhanced Fixed Rate Option we may offer from time to time as described above.

 DO YOU OFFER ANY AUTOMATIC REBALANCING PROGRAMS?
 Yes. During the accumulation period, we offer Automatic Rebalancing among the Sub-accounts you choose. You can choose to have your Account Value rebalanced monthly, quarterly, semi-annually, or annually. On the appropriate date, the Sub-accounts you chose are rebalanced to the allocation percentages you requested. With Automatic Rebalancing, we transfer the appropriate amount from the "overweighted" Sub-accounts to the "underweighted" Sub-accounts to return your allocations to the percentages you request. For example, over time the performance of the Sub-accounts will differ, causing your percentage allocations to shift.

 Any transfer to or from any Sub-account that is not part of your Automatic Rebalancing program, will be made; however, that Sub-account will not become part of your rebalancing program unless we receive instructions from you indicating that you would like such option to become part of the program.

 There is no minimum Account Value required to enroll in Automatic Rebalancing. All rebalancing transfers as part of an Automatic Rebalancing program are not included when counting the number of transfers each year toward the maximum number of free transfers. We do not deduct a charge for participating in an Automatic Rebalancing program. Participation in the Automatic Rebalancing program may be restricted if you are enrolled in certain other optional programs. Sub-accounts that are part of a systematic withdrawal program or Dollar Cost Averaging program will be excluded from an Automatic Rebalancing program.

 If you are participating in an optional living benefit (such as TrueIncome Highest Daily Lifetime Seven) that makes transfers under a pre-determined mathematical formula, and you have opted for automatic rebalancing; you should be aware that: (a) the AST bond portfolio used as part of the pre-determined mathematical formula will not be included as part of automatic rebalancing and
 (b) the operation of the formula may result in the rebalancing not conforming to the percentage allocations that you specified originally as part of your Automatic Rebalancing Program.

 MAY I GIVE MY FINANCIAL PROFESSIONAL PERMISSION TO FORWARD TRANSACTION INSTRUCTIONS?
 Yes. Subject to our rules, your Financial Professional may forward instructions regarding the allocation of your Account Value, and request financial transactions involving investment options. IF YOUR FINANCIAL PROFESSIONAL HAS THIS AUTHORITY, WE DEEM THAT ALL TRANSACTIONS THAT ARE DIRECTED BY YOUR FINANCIAL PROFESSIONAL WITH RESPECT TO YOUR ANNUITY HAVE BEEN AUTHORIZED BY YOU. You must contact us immediately if and when you revoke such authority. We will not be responsible for acting on instructions from your Financial Professional until we receive notification of the revocation of such person's authority. We may also suspend, cancel or limit these privileges at any time. We will notify you if we do.

 PLEASE NOTE: Contracts managed by your Financial Professional also are subject to the restrictions on transfers between investment options that are discussed in the section entitled "ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS?" Since transfer activity under contracts managed by a Financial Professional may result in unfavorable consequences to all contract owners invested in the affected options we reserve the right to limit the investment options available to a particular Owner whose contract is managed by the Financial Professional or impose other transfer restrictions we deem necessary. Your Financial Professional will be informed of all such restrictions on an ongoing basis. We may also require that your Financial Professional transmit all financial transactions using the electronic trading functionality available through our Internet website (www.accessallstate.com). Limitations that we may impose on your Financial Professional under the terms of the administrative agreement do not apply to financial transactions requested by an Owner on their own behalf, except as otherwise described in this Prospectus. PLEASE NOTE THAT IF YOU HAVE ENGAGED A THIRD PARTY INVESTMENT ADVISOR TO PROVIDE ASSET ALLOCATION SERVICES WITH RESPECT TO YOUR ANNUITY, WE DO NOT ALLOW YOU TO ELECT AN OPTIONAL BENEFIT THAT REQUIRES INVESTMENT IN AN ASSET ALLOCATION PORTFOLIO AND/OR THAT INVOLVES MANDATORY ACCOUNT VALUE TRANSFERS (E.G. TRUEINCOME, TRUEINCOME - SPOUSAL, TRUEINCOME - HIGHEST DAILY, TRUEINCOME - HIGHEST DAILY 7, TRUEINCOME - SPOUSAL HIGHEST DAILY 7, AND HIGHEST DAILY VALUE DEATH BENEFIT).

 We will immediately send you confirmations of transactions that affect your Annuity.

 It is your responsibility to arrange for the payment of the advisory fee charged by your investment advisor. Similarly, it is your responsibility to understand the advisory services provided by your investment advisor and the advisory fees charged for the services.

                            ACCESS TO ACCOUNT VALUE

 WHAT TYPES OF DISTRIBUTIONS ARE AVAILABLE TO ME?
 During the accumulation period you can access your Account Value through partial withdrawals, Systematic Withdrawals, and where required for tax purposes, required minimum distributions. You can also surrender your Annuity at any time. We may deduct a portion of the Account Value being withdrawn or surrendered as a CDSC, if applicable. If you surrender your Annuity, in addition to any CDSC, we may deduct the annual maintenance fee, any tax charge that applies and the charge for any optional benefits. Certain amounts may be available to you each Annuity Year that are not subject to a CDSC. These are called "Free Withdrawals." Unless you notify us differently, withdrawals are taken pro-rata based on the Account Value in the investment options at the time we receive your withdrawal request (i.e. "pro-rata" meaning that the percentage of each investment option withdrawn is the same percentage that the investment option bears to the total Account Value). Each of these types of distributions is described more fully below.

 ARE THERE TAX IMPLICATIONS FOR DISTRIBUTIONS?
 (For more information, see "Tax Considerations.")

 DURING THE ACCUMULATION PERIOD
 For a nonqualified Annuity, a distribution during the accumulation period is deemed to come first from any "gain" in your Annuity and second as a return of your "tax basis", if any. Distributions from your Annuity are generally subject to ordinary income taxation on the amount of any investment gain unless the distribution qualifies as a non-taxable exchange or transfer. If you take a distribution prior to age 59 1/2, you may be subject to a 10% penalty in addition to ordinary income taxes on any gain. You may wish to consult a professional tax advisor for advice before requesting a distribution.

 DURING THE ANNUITIZATION PERIOD
 For a nonqualified Annuity, during the annuitization period, a portion of each annuity payment is taxed as ordinary income at the tax rate you are subject to at the time of the payment. The Code and regulations have "exclusionary rules" that we use to determine what portion of each annuity payment should be treated as a return of any tax basis you have in your Annuity. Once the tax basis in your Annuity has been distributed, the remaining annuity payments are fully taxable as ordinary income. The tax basis in your Annuity may be based on the tax-basis from a prior contract in the case of a 1035 exchange or other qualifying transfer.

 CAN I WITHDRAW A PORTION OF MY ANNUITY?
 Yes, you can make a withdrawal during the accumulation period.
   . To meet liquidity needs, you can withdraw a limited amount from your Annuity during each Annuity Year without application of any CDSC. We call this the "Free Withdrawal" amount. The Free Withdrawal amount is not available if you choose to surrender your Annuity. Amounts withdrawn as a Free Withdrawal do not reduce the amount of CDSC that may apply upon a subsequent withdrawal or surrender of your Annuity. The minimum Free Withdrawal you may request is $100.
   . You can also make withdrawals in excess of the Free Withdrawal amount. The maximum amount that you may withdraw will depend on your Annuity's Surrender Value as of the date we process the withdrawal request. After any partial withdrawal, your Annuity must have a Surrender Value of at least $1,000, or we may treat the partial withdrawal request as a request to fully surrender your Annuity. The minimum partial withdrawal you may request is $100. To determine if a CDSC applies to partial withdrawals, we: 1. First determine what, if any, amounts qualify as a Free Withdrawal. These amounts are not subject to the CDSC. 2. Next determine what, if any, remaining amounts are withdrawals of Purchase Payments. Amounts in excess of the Free Withdrawal amount will be treated as withdrawals of Purchase Payments unless all Purchase Payments have been previously withdrawn. These amounts are subject to the CDSC. Purchase Payments are withdrawn on a first-in, first-out basis. We withdraw your oldest Purchase Payments first so that the lowest CDSC will apply to the amount withdrawn. 3. Withdraw any remaining amounts from any other Account Value. These amounts are not subject to the CDSC.

 You may request a withdrawal for an exact dollar amount after deduction of any CDSC that applies (called a "net withdrawal") or request a gross withdrawal from which we will deduct any CDSC that applies, resulting in less money being payable to you than the amount you requested. If you request a net withdrawal, the amount deducted from your Account Value to pay the CDSC may also be subject to a CDSC.

 Partial withdrawals may also be available following annuitization but only if you choose certain annuity payment options. (Note, however, that we do not permit commutation once annuity payments have commenced).

 To request the forms necessary to make a withdrawal from your Annuity, call 1-866-695-2647 or visit our Internet Website at www.accessallstate.com.

 HOW MUCH CAN I WITHDRAW AS A FREE WITHDRAWAL?
 The maximum Free Withdrawal amount during each Annuity Year is equal to 10% of all Purchase Payments (not including Purchase Credits, for the X Series) that are subject to a CDSC. Withdrawals made within an Annuity Year reduce the Free Withdrawal amount available for the remainder of the Annuity Year. If you do not make a withdrawal during an Annuity Year, you are not allowed to carry over the Free Withdrawal amount to the next Annuity Year.

 CAN I MAKE PERIODIC WITHDRAWALS FROM MY ANNUITY DURING THE ACCUMULATION PERIOD? Yes. We call these "Systematic Withdrawals." You can receive Systematic Withdrawals of earnings only, or a flat dollar amount. Systematic Withdrawals may be subject to a CDSC. We will determine whether a CDSC applies and the amount in the same way as we would for a partial withdrawal.

 Systematic Withdrawals can be made from Account Value allocated to the Sub-accounts or the Fixed Rate Option. Generally, Systematic Withdrawals from the Fixed Rate Option are limited to earnings accrued after the program of Systematic Withdrawals begins, or payments of fixed dollar amounts that do not exceed such earnings. Systematic Withdrawals are available on a monthly, quarterly, semi-annual or annual basis. There is no minimum Surrender Value we require to allow you to begin a program of Systematic Withdrawals.

 The minimum amount for each Systematic Withdrawal is $100. If any scheduled Systematic Withdrawal is for less than $100 (which may occur under a program that provides payment of an amount equal to the earnings in your Annuity for the period requested), we may postpone the withdrawal and add the expected amount to the amount that is to be withdrawn on the next scheduled Systematic Withdrawal.

 DO YOU OFFER A PROGRAM FOR WITHDRAWALS UNDER SECTIONS 72(T)/72(Q) OF THE INTERNAL REVENUE CODE?
 Yes. If your Annuity is used as an investment vehicle for certain retirement plans that receive special tax treatment under Sections 408 or 408A of the Code, Section 72(t) of the Code may provide an exception to the 10% penalty tax on distributions made prior to age 59 1/2 if you elect to receive distributions as a series of "substantially equal periodic payments." For contracts issued as non-qualified annuities, the Internal Revenue Code provides for the same exemption from penalty under Section 72(q) of the Code. Distributions received under these provisions in any Annuity Year that exceed the maximum amount available as a free withdrawal will be subject to any applicable CDSC. To request a program that complies with Sections 72(t)/72(q), you must provide us with certain required information in writing on a form acceptable to us. We may require advance notice to allow us to calculate the amount of 72(t)/72(q) withdrawals. There is no minimum Surrender Value we require to allow you to begin a program for withdrawals under Sections 72(t)/72(q). The minimum amount for any such withdrawal is $100 and payments may be made monthly, quarterly, semi-annually or annually.

 You may also annuitize your contract and begin receiving payments for the remainder of your life (or life expectancy) as a means of receiving income payments before age 59 1/2 that are not subject to the 10% penalty.

 WHAT ARE REQUIRED MINIMUM DISTRIBUTIONS AND WHEN WOULD I NEED TO MAKE THEM? (See "Tax Considerations" for a further discussion of required minimum distributions.)

 Required minimum distributions are a type of Systematic Withdrawal we allow to meet distribution requirements under Section 401(a)(9) of the Code. The required minimum distribution rules under Section 401(a)(9) apply to an Annuity issued as part of an IRA or SEP IRA. Required minimum distribution rules do not apply to Roth IRAs during the owner's lifetime. Under the Code, you may be required to begin receiving periodic amounts from your Annuity. In such case, we will allow you to make Systematic Withdrawals in amounts that satisfy the required minimum distribution rules under the Code. We do not assess a CDSC on required minimum distributions from your Annuity if you are required by law to take such required minimum distribution from your Annuity at the time it is taken provided the amount withdrawn is the amount we calculate as the Required Minimum Distribution and is paid out through a program of systematic withdrawals that we make available. However, a CDSC (if applicable) may be assessed on that portion of a Systematic Withdrawal that is taken to satisfy the required minimum distribution rules in relation to other savings or investment plans.

 The amount of the required minimum distribution for your particular situation may depend on other annuities, savings or investments. We will only calculate the amount of your required minimum distribution based on the value of your Annuity. We require three (3) days advance written notice to calculate and process the amount of your payments. You may elect to have required minimum distributions paid out monthly, quarterly, semi-annually or annually. The $100 minimum amount that applies to Systematic Withdrawals applies to monthly minimum distributions but does not apply to required minimum distributions taken out on a quarterly, semi-annual or annual basis.

 You may also annuitize your contract and begin receiving payments for the remainder of your life (or life expectancy) as a means of receiving income payments and satisfying the required minimum distribution requirements under the Code.

 CAN I SURRENDER MY ANNUITY FOR ITS VALUE?
 Yes. During the accumulation period you can surrender your Annuity at any time. Upon surrender, you will receive the Surrender Value. Upon surrender of your Annuity, you will no longer have any rights under the surrendered Annuity.

 For purposes of calculating any applicable CDSC on surrender, the Purchase Payments being withdrawn may be greater than your remaining Account Value or the amount of your withdrawal request. This is most likely to occur if you have made prior withdrawals under the Free Withdrawal provision or if your Account Value has declined in value due to negative market performance. In that scenario, we would determine the CDSC amount as the applicable percentage of the Purchase Payments being withdrawn, rather than as a percentage of the remaining Account Value or withdrawal request. Thus, the CDSC would be greater than if it were calculated as a percentage of remaining Account Value or withdrawal amount.

 Under certain annuity payment options, you may be allowed to surrender your Annuity for its then current value.

 To request the forms necessary to surrender your Annuity, call 1-866-695-2647 or visit our Internet Website at www.accessallstate.com.

 WHAT IS A MEDICALLY-RELATED SURRENDER AND HOW DO I QUALIFY?

 Where permitted by law, you may request to surrender all or part of your Annuity prior to the Annuity Date without application of any otherwise applicable CDSC upon occurrence of a medically-related "Contingency Event" as described below. If you request a full surrender, the amount payable will be your Account Value minus: (a) the amount of any Purchase Credits applied within 12 months prior to your request to surrender your Annuity under this provision (or otherwise stipulated by applicable State law), and (b) the amount of any Purchase Credits added in conjunction with any Purchase Payments received after our receipt of your request for a medically-related surrender (e.g. Purchase Payments received at such time pursuant to a salary reduction program). With respect to partial surrenders, we similarly reserve the right to recapture Purchase Credits as described above (if allowed by State law).


 This waiver of any applicable CDSC is subject to our rules, in place at the time of your request, which currently include but are not limited to the following:
   . The Annuitant must have been named or any change of Annuitant must have been accepted by us, prior to the "Contingency Event" described below in order to qualify for a medically-related surrender;
   . The Annuitant must be alive as of the date we pay the proceeds of such surrender request;
   . if the Owner is one or more natural persons, all such Owners must also be alive at such time;
   . we must receive satisfactory proof of the Owner's (or the Annuitant's if entity-owned) confinement in a Medical Care Facility or Fatal Illness in writing on a form satisfactory to us;

   . this benefit is not available if the total amount of the withdrawal request exceeds $500,000 but we do not currently impose that maximum; and

   .   no additional Purchase Payments can be made to the Annuity.

 Under most versions of the Annuity, a "Contingency Event" occurs if the Owner (or Annuitant if entity-owned):
   . first confined in a "Medical Care Facility" while your Annuity is in force and remains confined for at least 90 days in a row; or
   . first diagnosed as having a "Fatal Illness" while your Annuity is in force.

 The definitions of "Medical Care Facility" and "Fatal Illness," as well as additional terms and conditions, are provided in your Annuity. Specific details and definitions in relation to this benefit may differ in certain jurisdictions. This benefit is not available in Massachusetts.

 WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?
 We currently make annuity options available that provide fixed annuity payments. Fixed options provide the same amount with each payment. We do not guarantee to make any annuity payment options available in the future other than those fixed annuitization options guaranteed in your Annuity. Please refer to the "Living Benefits" section below for a description of annuity options that are available when you elect one of the living benefits.

 You may choose an Annuity Date, an annuity option and the frequency of annuity payments. You may change your choices before the Annuity Date under the terms of your contract. For non-qualified annuity contracts, your Annuity Date must be no later than the first day of the month next following the 95/th/ birthday of the older of the Owner or Annuitant (unless we agree to another date), and certain annuity options may not be available depending on the age of the Owner or Annuitant. For qualified contracts, generally your Annuity Date must be no later than the first day of the month next following the 92/nd/ birthday of the Annuitant (unless we agree to another date) and certain annuity options may not be available depending on the age of the Annuitant. Certain States may have different requirements, based on applicable laws. Please refer to your Annuity contract.

 Certain of these annuity options may be available to Beneficiaries who choose to receive the Death Benefit proceeds as a series of payments instead of a lump sum payment.

 Please note, you may not annuitize within the first three Annuity Years.

 OPTION 1

 ANNUITY PAYMENTS FOR A FIXED PERIOD: Under this option, we will make equal payments for the period chosen, up to 25 years (but not to exceed life expectancy). The annuity payments may be made monthly, quarterly, semiannually, or annually, as you choose, for the fixed period. If the annuitant dies during the income phase, payments will continue to the beneficiary for the remainder of the fixed period or, if the beneficiary so chooses, we will make a single lump-sum payment. The amount of the lump-sum payment is determined by calculating the present value of the unpaid future payments. This is done by using the interest rate used to compute the actual payments.


 OPTION 2

 LIFE INCOME ANNUITY WITH 120 MONTHS CERTAIN PERIOD OPTION: Under this option, we will make annuity payments monthly, quarterly, semiannually, or annually as long as the annuitant is alive. If the annuitant dies before we have made 10 years worth of payments, we will pay the beneficiary in one lump sum the present value of the annuity payments scheduled to have been made over the remaining portion of that 10 year period, unless we were specifically instructed that such remaining annuity payments continue to be paid to the beneficiary. The present value of the remaining annuity payments is calculated by using the interest rate used to compute the amount of the original 120 payments.


 If an annuity option is not selected by the Annuity Date, this is the option we will automatically select for you, unless prohibited by applicable law. If the life income annuity with 120 months certain period option is prohibited by applicable law, then we will pay you a lump sum in lieu of this option.



 OTHER ANNUITY OPTIONS
 We currently offer a variety of other annuity options not described above. At the time annuity payments are chosen, we may make available to you any of the fixed annuity options that are offered at your Annuity Date.

 HOW AND WHEN DO I CHOOSE THE ANNUITY PAYMENT OPTION?
 Unless prohibited by law, we require that you elect either a life annuity or an annuity with a certain period of at least 5 years if any CDSC would apply were you to surrender your Annuity on the Annuity Date. Certain annuity payment options may not be available if your Annuity Date occurs during the period that a CDSC would apply.

 You have a right to choose your annuity start date provided that it is no later than the latest Annuity Date indicated above. If you have not provided us with your Annuity Date or annuity payment option in writing, then your Annuity Date will be the latest Annuity Date indicated above.

 Please note that annuitization essentially involves converting your Account Value to an annuity payment stream, the length of which depends on the terms of the applicable annuity option. Thus, once annuity payments begin, your death benefit is determined solely under the terms of the applicable annuity payment option, and you no longer participate in any optional living benefit (unless you have annuitized under that benefit).

                                LIVING BENEFITS

 DO YOU OFFER BENEFITS DESIGNED TO PROVIDE INVESTMENT PROTECTION FOR OWNERS WHILE THEY ARE ALIVE?

 Allstate Life offered different optional benefits, for an additional charge, that can provide investment protection for Owners while they are alive. Notwithstanding the additional protection provided under the optional Living Benefits, the additional cost has the impact of reducing net performance of the investment options. Each optional benefit offers a distinct type of guarantee, regardless of the performance of the Sub-accounts, that may be appropriate for you depending on the manner in which you intend to make use of your Annuity while you are alive. We reserve the right to cease offering any of the living benefits. Depending on which optional benefit you choose, you can have substantial flexibility to invest in the Sub-accounts while:

..   Protecting a principal amount from decreases in value due to investment performance;
..   Taking withdrawals with a guarantee that you will be able to withdraw not less than a guaranteed benefit base over time;
..   Guaranteeing a minimum amount of growth will be applied to your principal, if it is to be used as the basis for lifetime income payments or lifetime withdrawals; or
..   Providing spousal continuation of certain benefits.

 The "living benefits" are as follows:
..   TrueAccumulation - Highest Daily/1/

..   Guaranteed Minimum Income Benefit (GMIB)/1/
..   TrueIncome and TrueIncome - Spousal/1/
..   TrueIncome - Highest Daily/1/
..   TrueIncome - Highest Daily 7/1/
..   TrueIncome - Spousal Highest Daily 7/1/

 (1)No longer available for new elections.


 Here is a general description of each kind of living benefit that exists under this Annuity:

       . GUARANTEED MINIMUM ACCUMULATION BENEFITS. The common characteristic of these benefits is that a specified amount of your annuity value is guaranteed at some point in the future. For example, under TrueAccumulation - Highest Daily, we make an initial guarantee that your annuity value on the day you start the benefit will not be any less ten years later. If your annuity value is less on that date, we use our own funds to give you the difference. Because the guarantee inherent in the guaranteed minimum accumulation benefit does not take effect until a specified number of years into the future, you should elect such a benefit only if your investment time horizon is of at least that duration. TrueAccumulation - Highest Daily is no longer available for new elections.


       . GUARANTEED MINIMUM INCOME BENEFIT OR ("GMIB"). As discussed elsewhere in this prospectus, you have the right under your annuity to ask us to convert your accumulated annuity value into a series of annuity payments. Generally, the smaller the amount of your annuity value, the smaller the amount of your annuity payments. GMIB addresses this risk, by guaranteeing a certain amount of appreciation in the amount used to produce annuity payments. Thus, even if your annuity value goes down in value, GMIB guarantees that the amount we use to determine the amount of the annuity payments will go up in value by the prescribed amount. You should select GMIB only if you are prepared to delay your annuity payments for the required waiting period and if you anticipate needing annuity payments. GMIB is no longer available for new elections.

       . LIFETIME GUARANTEED MINIMUM WITHDRAWAL BENEFITS. These benefits are designed for someone who wants to access the annuity's value through withdrawals over time, rather than by annuitizing. The withdrawal amounts are guaranteed for life (or until the second to die of spouses). The way that we establish the guaranteed amount that, in turn, determines the amount of the annual lifetime payments varies among these benefits. Under TrueIncome - Highest Daily 7, for example, the guaranteed amount generally is equal to your Account Value, appreciated at seven percent annually. Please note that there is a maximum Annuity Date under your Annuity, by which date annuity payments must commence. TrueIncome, TrueIncome - Spousal, and TrueIncome - Highest Daily are no longer available for new elections.

 In general, with respect to our lifetime guaranteed withdrawal benefits (e.g., TrueIncome - Highest Daily 7), please be aware that although a given withdrawal may qualify as a free withdrawal for purposes of not incurring a CDSC, the amount of the withdrawal could exceed the Annual Income Amount under the benefit and thus be deemed "Excess Income" - thereby reducing your Annual Income Amount for future years.

 PLEASE REFER TO THE BENEFIT DESCRIPTION THAT FOLLOWS FOR A COMPLETE DESCRIPTION OF THE TERMS, CONDITIONS AND LIMITATIONS OF EACH OPTIONAL BENEFIT. SEE THE CHART IN THE "INVESTMENT OPTIONS" SECTION OF THE PROSPECTUS ON PAGE 16 FOR A LIST OF INVESTMENT

 OPTIONS AVAILABLE AND PERMITTED WITH EACH BENEFIT. You should consult with your Financial Professional to determine if any of these optional benefits may be appropriate for you based on your financial needs. There are many factors to consider, but we note that among them you may want to evaluate the tax implications of these different approaches to meeting your needs, both between these benefits and in comparison to other potential solutions to your needs (e.g., comparing the tax implications of the withdrawal benefit and annuity payments and comparing annuity benefits with benefits of other products).

 TERMINATION OF EXISTING BENEFITS AND ELECTION OF NEW BENEFITS
 If you currently own an Annuity with an optional living benefit that is terminable, you may terminate the benefit rider, however you generally will only be permitted to re-elect the benefit or elect another currently available lifetime withdrawal benefit on any anniversary of the Issue Date that is at least 90 calendar days from the date the benefit was last terminated, provided the request is received in good order (subject to state availability and in accordance with any applicable age requirements). We reserve the right to waive, change and/or further limit availability and election frequencies in the future. Check with your financial professional regarding the availability of re-electing or electing a benefit and any waiting period. The benefit you re-elect or elect may be more expensive than the benefit you are terminating. NOTE THAT ONCE YOU TERMINATE AN EXISTING BENEFIT, YOU LOSE THE GUARANTEES THAT YOU HAD ACCUMULATED UNDER YOUR EXISTING BENEFIT AND WILL BEGIN THE NEW GUARANTEES UNDER THE NEW BENEFIT YOU ELECT BASED ON YOUR ACCOUNT VALUE AS OF THE DATE THE NEW BENEFIT BECOMES ACTIVE. You should carefully consider whether terminating your existing benefit and electing a new benefit is appropriate for you.


 Certain living benefits involve your participation in a pre-determined mathematical formula that may transfer your Account Value between the Sub-accounts you have chosen from among those we permit with the benefit (i.e., the "Permitted Sub-accounts") and certain bond portfolio Sub-accounts of AST and/or our general account. The formulas may differ among the living benefits that employ a formula. Such different formulas may result in different transfers of Account Value over time.


 TRUEACCUMULATION(R) - HIGHEST DAILY

 TRUEACCUMULATION - HIGHEST DAILY IS NO LONGER AVAILABLE FOR NEW ELECTIONS.


 TrueAccumulation - Highest Daily creates a series of separate guarantees, each of which is based on the highest Account Value attained on a day during the applicable time period. As each year of your participation in the benefit passes, we create a new guarantee. Each guarantee then remains in existence until the date on which it matures (unless the benefit terminates sooner). We refer to each date on which the specified Account Value is guaranteed as the "maturity date" for that guarantee. TrueAccumulation - Highest Daily will not create a guarantee if the maturity date of that guarantee would extend beyond the date by which annuity payments must commence under the terms of your Annuity. This is true even with respect to a new Owner who has acquired the Annuity from the original Owner.

 The guarantees provided by the benefit exist only on the applicable maturity date(s). However, due to the ongoing monitoring of your Account Value, and the transfer of Account Value to support our future guarantees, the benefit may provide some protection from significant market losses if you choose to surrender your Annuity or begin receiving annuity payments prior to a maturity date. For this same reason, the benefit may limit your ability to benefit from market increases while it is in effect.

 The initial guarantee is created on the day that TrueAccumulation - Highest Daily is added to your Annuity. We guarantee that your Account Value on the tenth anniversary of that day (we refer to each such anniversary as a "benefit anniversary") will not be less than your Account Value on the day that TrueAccumulation - Highest Daily was added to your Annuity. Each benefit anniversary thereafter, we create a new guarantee. With respect to each such subsequent guarantee, we identify the highest Account Value that occurred between the date of that benefit anniversary and the date on which TrueAccumulation - Highest Daily was added to your Annuity. We guarantee that your Account Value ten years after that benefit anniversary will be no less than the highest daily Account Value that occurred during that time period. The following example illustrates the time period over which we identify the highest daily Account Value for purposes of each subsequent guarantee under the benefit. If the date of benefit election were January 1, 2009, we would create a guarantee on January 1, 2012 based on the highest Account Value achieved between January 1, 2009 and January 1, 2012, and that guarantee would mature on January 1, 2022. As described below, we adjust each of the guarantee amounts for purchase payments and withdrawals.

 In general, we refer to a date on which the Account Value is guaranteed to be present as the "maturity date". If the Account Value on the maturity date is less than the guaranteed amount, we will contribute funds from our general account to bring your Account Value up to the guaranteed amount. If the maturity date is not a Valuation Day, then we would contribute such an amount on the next Valuation Day. We will allocate any such amount to each Sub-account (other than the "Current AST bond portfolio Sub-account" described below) in accordance with your current allocations instructions. Regardless of whether we need to contribute funds at the end of a guarantee period, we will at that time transfer all amounts held within the AST bond portfolio Sub-account associated with the maturing guarantee to your other Sub-accounts, on a pro rata basis. If the entire account value is invested in an AST bond portfolio Sub-account, we will allocate according to your current allocation instructions.

 We increase the amount of each guarantee that has not yet reached its maturity date, as well as the highest daily Account Value that we calculate to establish a guarantee, by the amount of each Purchase Payment (and associated Credits) made prior to the applicable maturity date. For example, if the effective date of the benefit was January 1, 2009, and there was an initial guaranteed amount that was set at $100,000 maturing January 1, 2019, and a second guaranteed amount that was set at $120,000 maturing January 1, 2020, then a $30,000 Purchase Payment made on March 30, 2009 would increase the guaranteed amounts to $130,000 and $150,000, respectively. As illustrated in the examples below, additional Purchase Payments also increase an amount we refer to as the "dollar-for-dollar corridor."

 We reflect the effect of withdrawals by reference to an amount called the "dollar-for-dollar corridor." The dollar-for-dollar corridor is set initially to equal 5% of the initial guaranteed amount (i.e., 5% of the Account Value at benefit election). Each "benefit year" (i.e., a year that begins on the date of election of TrueAccumulation - Highest Daily and each anniversary thereafter), withdrawals that you make that are equal to or less than the dollar-for-dollar corridor reduce (i) the amount of the dollar-for-dollar corridor for that benefit year (ii) the amount of each outstanding guarantee amount, and (iii) the highest daily Account Value that we calculate to establish a guarantee, by the exact amount of the withdrawal. However, if you withdraw more than the dollar-for-dollar corridor in a given benefit year, we use the portion of the withdrawal that exceeded the dollar-for-dollar corridor to effect a proportional reduction to both the dollar-for-dollar corridor itself and each outstanding guaranteed amount, as well as the highest daily Account Value that we calculate to establish a guarantee. We calculate a proportional reduction by (i) identifying the amount of the withdrawal that exceeded the dollar-for-dollar corridor (the "excess withdrawal")
 (ii) subtracting the dollar-for-dollar amount from the Account Value prior to the withdrawal (iii) dividing the excess withdrawal by the amount in (ii). We then use the resulting proportion to reduce each guaranteed amount, the highest daily Account Value that we calculate to establish a guarantee and the dollar for dollar corridor itself. See examples of this calculation below.

 Any partial withdrawals in payment of any third party investment advisory service will be treated as withdrawals, and will reduce each applicable guaranteed amount and the dollar-for-dollar corridor in the manner indicated above.

 EXAMPLES
 The following examples of dollar-for-dollar and proportional reductions assume that: 1.) the Issue Date and the effective date of the TrueAccumulation - Highest Daily benefit are October 13, 2008; 2.) an initial Purchase Payment of $250,000 (includes any Credits); 3.) an initial guarantee amount of $250,000; and 4.) a dollar-for-dollar limit of $12,500 (5% of $250,000). The values set forth here are purely hypothetical and do not reflect the charge for TrueAccumulation - Highest Daily or other fees and charges.

 EXAMPLE 1. DOLLAR-FOR-DOLLAR REDUCTION
 A $10,000 withdrawal is taken on November 29, 2008 (in the first Annuity
 Year). No prior withdrawals have been taken. As the amount withdrawn is less than the dollar-for-dollar Limit:
..   The initial guarantee amount is reduced by the amount withdrawn (i.e., by
    $10,000, from $250,000 to $240,000).
..   The remaining dollar-for-dollar limit ("Remaining Limit") for the balance of the first Annuity Year is also reduced by the amount withdrawn (from $12,500 to $2,500).

 EXAMPLE 2. DOLLAR-FOR-DOLLAR AND PROPORTIONAL REDUCTIONS
 A second $10,000 withdrawal is taken on December 18, 2008 (still within the first Annuity Year). The Account Value immediately before the withdrawal is $180,000. As the amount withdrawn exceeds the Remaining Limit of $2,500 from Example 1:
..   the initial guarantee amount is first reduced by the Remaining Limit (from
    $240,000 to $237,500);
..   The result is then further reduced by the ratio of A to B, where:

    -- A is the amount withdrawn less the Remaining Limit ($10,000 - $2,500, or
       $7,500).
    -- B is the Account Value less the Remaining Limit ($180,000 - $2,500, or
       $177,500).

 The resulting initial guarantee amount is: $237,500 X (1 - [$7,500 / $177,500]), or $227,464.79.

..   The Remaining Limit is set to zero (0) for the balance of the first Annuity
    Year.

 The resulting dollar-for-dollar corridor for the next Annuity Year is calculated by multiplying the prior dollar-for-dollar corridor by the same ratio by which we reduce the Guarantee Amount above: $12,500 X (1 - $7,500 / $177,500), or $11,971.83.

 KEY FEATURE - ALLOCATION OF ACCOUNT VALUE

 TrueAccumulation uses a predetermined mathematical formula to help manage your guarantees through all market cycles. The formula applicable to you may not be altered once you elect the benefit. This required formula helps us manage our financial exposure under TrueAccumulation, by moving assets out of certain Sub-accounts if dictated by the formula (see below). In essence, we seek to preserve Account Value, by transferring it to a more stable option (i.e., one or more specified bond portfolios of Advanced Series Trust). We refer to the Sub-accounts corresponding to these bond portfolios collectively as the "AST bond portfolio Sub-accounts". The formula also contemplates the transfer of Account Value from an AST bond portfolio Sub-account to the other Sub-accounts. The formula is set forth in Appendix E of this prospectus. A summary description of each AST bond portfolio Sub-account appears within the prospectus section entitled "Investment Options." You will be furnished with a prospectus describing the AST bond portfolios. In addition, you can find a copy of the AST bond portfolio prospectus by going to www.accessallstate.com.

 For purposes of operating the TrueAccumulation formula, we have included within each Annuity several AST bond portfolio Sub-accounts. Each AST bond portfolio is unique, in that its underlying investments generally mature at different times. For example, there would be an AST bond portfolio whose underlying investments generally mature in 2020, an AST bond portfolio whose underlying investments generally mature in 2021, and so forth. As discussed below, the formula determines the appropriate AST bond portfolio Sub-account to which Account Value is transferred. We will introduce new AST bond portfolio Sub-accounts in subsequent years, to correspond generally to the length of new guarantee periods that are created under this benefit. If you have elected TrueAccumulation, you may have Account Value allocated to an AST bond portfolio Sub-account only by operation of the formula, and thus you may not allocate Purchase Payments to or make transfers to or from an AST bond portfolio Sub-account.

 Although we employ several AST bond portfolio Sub-accounts for purposes of the benefit, the formula described in the next paragraph operates so that your Account Value may be allocated to only one AST bond portfolio Sub-account at one time. The formula determines the appropriate AST bond portfolio Sub-account to which Account Value is transferred. On any day a transfer into or out of the AST bond portfolio Sub-account is made, the formula may dictate that a transfer out of one AST bond portfolio Sub-account be made into another AST bond portfolio Sub-account. Any transfer into an AST bond portfolio Sub-account will be directed to the AST bond portfolio Sub-account associated with the "current liability", as described below. In the formula, we use the term "Transfer Account" to refer to the AST bond portfolio Sub-account to which a transfer would be made. As indicated, the AST bond portfolio Sub-accounts are employed with this benefit to help us mitigate the financial risks under our guarantee. Thus, in accordance with the formula applicable to you under the benefit, we determine which AST bond portfolio Sub-account your Account Value is transferred to, and under what circumstances a transfer is made.

 In general, the formula works as follows. Under the formula, Account Value will transfer between the "Permitted Sub-accounts" and an AST bond portfolio Sub-account when dictated by the pre-determined mathematical formula. On each Valuation Day, including the effective date of the benefit, the pre-determined mathematical formula is used to compare your Account Value to an amount based on the guarantees provided under the benefit. The formula determines whether a transfer occurs based, among other things, on an identification of the outstanding guarantee that has the largest present value. Based on the formula, a determination is made as to whether any portion of your Account Value is to be transferred to or from the AST bond portfolio Sub-account. In identifying those guarantees, we consider each guarantee that already has been set (i.e., on a benefit anniversary), as well as an amount that we refer to as the "Projected Future Guarantee." The "Projected Future Guarantee" is an amount equal to the highest Account Value (adjusted for withdrawals, additional Purchase Payments, and any associated Credits as described in the section of the prospectus concerning TrueAccumulation - Highest Daily) within the current benefit year that would result in a new guarantee. For the Projected Future Guarantee, the assumed Guarantee Period begins on the current Valuation Day and ends 10 years from the next anniversary of the effective date of the benefit. As such, a Projected Future Guarantee could cause a transfer of Account Value into an AST bond portfolio Sub-account. We only calculate a Projected Future Guarantee if the assumed Guarantee Period associated with that Projected Future Guarantee does not extend beyond the latest Annuity Date applicable to the Annuity. The amount that is transferred to and from the AST bond portfolio Sub-accounts pursuant to the formula depends upon the factors set forth in the bullet points below, some of which relate to the guarantee amount(s), including the Projected Future Guarantee.

 For each outstanding guarantee and the Projected Future Guarantee, the formula begins by determining the present value on that Valuation Day that, if appreciated at the applicable "discount rate", would equal the applicable guarantee amount on the Maturity Date. As detailed in the formula, the discount rate is an interest rate determined by taking a benchmark index used within the financial services industry and then reducing that interest rate by a prescribed adjustment. Once selected, we do not change the applicable benchmark index (although we do reserve the right to use a new benchmark index if the original benchmark is discontinued). The greatest of each such present value is referred to as the "current liability" in the formula. The formula compares the current liability to the amount of your Account Value held within the AST bond portfolio Sub-account and to your Account Value held within the Permitted Sub-accounts. If the current liability, reduced by the amount held within the current AST bond portfolio Sub-account, and divided by the amount held within the Permitted Sub-accounts, exceeds an upper target value (currently, 85%), then the formula will make a transfer into the AST bond portfolio Sub-account, in the amount dictated by the formula (subject to the 90% cap feature discussed below). If the current liability, reduced by the amount held within the AST bond portfolio Sub-account, and divided by the amount within the Permitted Sub-accounts, is less than a lower target value (currently, 79%), then the formula will transfer Account Value from the AST bond portfolio Sub-account into the Permitted Sub-accounts, in the amount dictated by the formula.

 As discussed above, each Valuation Day, the formula analyzes the difference between your Account Value and your guarantees as well as how long you have owned the benefit, and determines if any portion of your Account Value needs to be transferred into or out of the AST bond portfolio Sub-accounts. Where you have not elected the 90% cap feature, at any given time, some, none, or all of your Account Value may be allocated to an AST bond portfolio Sub-account. For such elections, if your entire Account Value is transferred to an AST bond portfolio Sub-account, then based on the way the formula operates, the formula will not transfer amounts out of the AST bond portfolio Sub-account and the entire Account Value would remain in the AST bond portfolio Sub-account. If you make additional Purchase Payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional Purchase Payments may or may not cause the formula to transfer money into or out of the AST bond portfolio Sub-account. Once the Purchase Payments are allocated to your Annuity, they also will be subject to the formula, which may result in immediate transfers to or from the AST bond portfolio Sub-accounts, if dictated by the formula. If you have elected the 90% cap feature discussed below, at any given time, some, none, or most of your Account Value may be allocated to the AST bond portfolio Sub-accounts.

 The amount that is transferred to and from the AST bond portfolio Sub-accounts pursuant to the formula depends upon a number of factors unique to your
 Annuity (and is not necessarily directly correlated with the securities markets, bond markets, or interest rates, in general) including:
..   The difference between your Account Value and your guarantee amount(s);
..   The amount of time until the maturity of your guarantee(s);
..   The amount invested in, and the performance of, the Permitted Sub-accounts;
..   The amount invested in, and the performance of, the AST bond portfolio
    Sub-accounts;
..   The discount rate used to determine the present value of your guarantee(s);
..   Additional Purchase Payments, if any, that you make to the Annuity; and
..   Withdrawals, if any, taken from the Annuity.

 Any amounts invested in the AST bond portfolio Sub-accounts will affect your ability to participate in a subsequent market recovery within the Permitted Sub-accounts. Conversely, the Account Value may be higher at the beginning of the market recovery, e.g. more of the Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected. The AST bond portfolio Sub-accounts are available only with certain optional living benefits, and you may not allocate Purchase Payments to or transfer Account Value to or from the AST bond portfolio Sub-accounts.

 Transfers under the formula do not impact any guarantees under the benefit that have already been locked-in.


 ELECTION/CANCELLATION OF THE BENEFIT
 Beginning after May 7, 2010, we no longer permit new elections of TrueAccumulation - Highest Daily. If you currently participate in TrueAccumulation - Highest Daily, your guarantees are unaffected by the fact that we no longer offer TrueAccumulation - Highest Daily.

 If you wish, you may cancel TrueAccumulation - Highest Daily. Upon cancellation of TrueAccumulation - Highest Daily, any Account Value allocated to the AST Bond Portfolio Sub-accounts used with the pre-determined mathematical formula will be reallocated to the Sub-Accounts according to your most recent allocation instructions or, in absence of such instructions, pro-rata. YOU ALSO SHOULD BE AWARE THAT UPON TERMINATION OF TRUEACCUMULATION - HIGHEST DAILY, YOU WILL LOSE ALL GUARANTEES THAT YOU HAD ACCUMULATED UNDER THE BENEFIT. ONCE TRUEACCUMULATION - HIGHEST DAILY IS CANCELLED YOU CANNOT RE-ELECT IT OR ANOTHER OPTIONAL LIVING BENEFIT.

 TrueAccumulation - Highest Daily will terminate automatically upon: (a) the death of the Owner or the Annuitant (in an entity owned contract), unless the Annuity is continued by the surviving spouse; (b) as of the date Account Value is applied to begin annuity payments; (c) as of the anniversary of benefit election that immediately precedes the contractually-mandated latest annuity date, or (d) upon full surrender of the Annuity. If you elect to terminate the benefit, TrueAccumulation - Highest Daily will no longer provide any guarantees. The charge for TrueAccumulation - Highest Daily will no longer be deducted from your Account Value upon termination of the benefit.

 SPECIAL CONSIDERATIONS UNDER TRUEACCUMULATION - HIGHEST DAILY
 This benefit is subject to certain rules and restrictions, including, but not limited to the following:
   . Upon inception of the benefit, 100% of your Account Value must have been allocated to the permitted Sub-accounts. The Permitted Sub-accounts are those described in the Investment Option section of this prospectus. No fixed interest rate allocations may be in effect as of the date that you elect to participate in the benefit.
   . You cannot participate in any dollar cost averaging program that transfers Account Value from a fixed interest rate option to a Sub-account.
   . Transfers from the other Sub-accounts to an AST bond portfolio Sub-account or from an AST bond portfolio Sub-account to the other Sub-accounts under the benefit will not count toward the maximum number of free transfers allowable under the Annuity.
   . Any amounts applied to your Account Value by us on a maturity date will not be treated as "investment in the contract" for income tax purposes.
   . As the time remaining until the applicable maturity date gradually decreases, the benefit may become increasingly sensitive to moves to an AST bond portfolio Sub-account.
   . We currently limit the Sub-accounts in which you may allocate Account Value if you participate in this benefit.

 CHARGES UNDER THE BENEFIT
 We deduct an annual charge equal to 0.60% (0.35%, for elections prior to May 1, 2009) of the average daily net assets of the Sub-accounts (including each AST bond portfolio Sub-account) for participation in TrueAccumulation - Highest Daily. The charge is deducted daily. The charge is deducted to compensate us for: (a) the risk that your Account Value on the maturity date is less than the amount guaranteed and (b) administration of the benefit. We reserve the right to increase this fee for newly-issued contracts or new elections of the benefit. The charges will not exceed the maximum charges shown in the section of this prospectus entitled "Summary of Contract Fees and Charges."

 OPTIONAL 90% CAP FEATURE FOR TRUEACCUMULATION - HIGHEST DAILY

 If you currently own an Annuity and have elected the TrueAccumulation - Highest Daily benefit, you can elect this optional feature, at no additional cost, which utilizes a new mathematical formula. The predetermined mathematical formula is described below and will replace the "Transfer Calculation" portion of the mathematical formula currently used in connection with your benefit on a prospective basis. This election may only be made once and may not be revoked once elected. The formula is set forth in Appendix E of this prospectus, and is described below. Only the election of the 90% cap feature will prevent all of your Account Value from being allocated to an AST bond portfolio Sub-account. If all of your Account Value is currently allocated to an AST bond portfolio Sub-account, it will not transfer back to the Permitted Sub-accounts unless you elect this 90% Cap feature. If you make additional Purchase Payments, they may result in a transfer of Account Value. The cap can be referred to as "the 90% cap" OR "the 90% cap rule" OR "the 90% cap feature."

 As with the formula that does not include the 90% cap feature, the formula with the 90% cap feature determines whether a transfer occurs based, among other things, on an identification of the outstanding guarantee that has the largest present value. In identifying those guarantees, we consider each guarantee that already has been set (i.e., on a benefit anniversary), as well as the "Projected Future Guarantee" (as described above).


 For purposes of operating the formula for TrueAccumulation - Highest Daily, we have included within this Annuity several AST bond portfolio Sub-accounts in order to offer the initial and subsequent guarantees under the benefit. These are currently AST Bond Portfolio 2018, AST Bond Portfolio 2019, AST Bond Portfolio 2020, and AST Bond Portfolio 2021. Each AST bond portfolio is unique, in that its underlying investments generally mature at the same time as each outstanding maturity date that exists under the benefit. For example, there would be an AST bond portfolio whose underlying investments generally mature in 2020 (corresponding to all guarantees that mature in 2020), an AST bond portfolio whose underlying investments generally mature in 2021 (corresponding to all guarantees that mature in 2021), and so forth. As discussed below, the formula determines the appropriate AST bond portfolio Sub-Account to which Account Value is transferred. We will introduce new AST bond portfolio Sub-accounts in subsequent years, to correspond generally to the length of new guarantee periods that are created under this benefit. If you have elected TrueAccumulation - Highest Daily, you may have Account Value allocated to an AST bond portfolio Sub-account only by operation of the predetermined mathematical formula, and thus you may not allocate purchase payments to, or transfer Account Value to or from, such a Portfolio. Please see the prospectus for your Annuity and the prospectus for the Advanced Series Trust for more information about each AST bond portfolio used with this benefit.

 Although we employ several AST bond portfolio Sub-accounts for purposes of the benefit, the formula described in the next paragraph operates so that your Account Value may be allocated to only one AST bond portfolio Sub-account at one time. In the description of the formula in the next paragraph, we refer to the AST bond portfolio Sub-account in which you are invested immediately prior to any potential asset transfer as the "Current AST bond portfolio Sub-account." The formula may dictate that a transfer out of the Current AST bond portfolio Sub-account be made, or alternatively may mandate a transfer into an AST bond portfolio Sub-account. Any transfer into an AST bond portfolio Sub-account will be directed to the AST bond portfolio Sub-account associated with the "current liability" (we refer to that Sub-account as the "Transfer AST bond portfolio Sub-account"). Note that if the Current AST bond portfolio Sub-account is associated with the current liability, then that Sub-account would be the Transfer AST bond portfolio Sub-account, and we would simply transfer additional assets into the Sub-account if dictated by the formula.

 Under the new formula, the formula will not execute a transfer to the Transfer AST bond portfolio Sub-account that results in more than 90% of your Account Value being allocated to the Transfer AST bond portfolio Sub-account ("90% cap rule"). Thus, on any Valuation Day, if the formula would require a transfer to the Transfer AST bond portfolio Sub-account that would result in more than 90% of the Account Value being allocated to the Transfer AST bond portfolio Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the Transfer AST bond portfolio Sub-account will be transferred. Additionally, future transfers into the Transfer AST bond portfolio Sub-account will not be made (regardless of the performance of the Transfer AST bond portfolio Sub-account and the Permitted Sub-accounts) at least until there is first a formula-initiated transfer out of the Transfer AST bond portfolio Sub-account. Once this transfer occurs out of the Transfer AST bond portfolio Sub-account, future amounts may be transferred to or from the Transfer AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap rule). At no time will the formula make a transfer to the Transfer AST bond portfolio Sub-account that results in greater than 90% of your Account Value being allocated to the Transfer AST bond portfolio Sub-account. However, it is possible that, due to the investment performance of your allocations in the Transfer AST bond portfolio Sub-account and your allocations in the Permitted Sub-accounts you have selected, your Account Value could be more than 90% invested in the Transfer AST bond portfolio Sub-account.

 If you make additional purchase payments to your Annuity while the transfer restriction of the 90% cap rule is in effect, the formula will not transfer any of such additional purchase payments to the Transfer AST bond portfolio Sub-account at least until there is first a transfer out of the Transfer AST bond portfolio Sub-account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the Transfer AST bond portfolio Sub-account, and the formula will still not transfer any of your Account Value to the Transfer AST bond portfolio Sub-account (at least until there is first a transfer out of the Transfer AST bond portfolio Sub-account).

 For example,
..   March 19, 2010 - a transfer is made that results in the 90% cap rule being met and now $90,000 is allocated to the Transfer AST bond portfolio Sub-account and $10,000 is allocated to the Permitted Sub-accounts.
..   March 20, 2010 - you make an additional purchase payment of $10,000. No transfers have been made from the Transfer AST bond portfolio Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2010.
..   As of March 20, 2010 (and at least until first a transfer is made out of the Transfer AST bond portfolio Sub-account under the formula) - the
    $10,000 payment is allocated to the Permitted Sub-accounts and now you have 82% in the Transfer AST bond portfolio Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 is allocated to the Transfer AST bond portfolio Sub-account).
..   Once there is a transfer out of the Transfer AST bond portfolio Sub-account
    (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the Transfer AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap rule).

 If at the time you elect the 90% cap rule, more than 90% of your Account Value is allocated to an AST bond portfolio Sub-account used with the benefit, a transfer will be made from the AST bond portfolio Sub-account such that Account Value will be allocated 90% to the AST bond portfolio Sub-account and 10% will be allocated to your elected Sub-accounts. Amounts to be transferred from the AST bond portfolio Sub-account to your elected Sub-accounts will be transferred according to the following "hierarchy" (i.e., if a given item is inapplicable, we use the next instruction that is applicable): (a) the percentages dictated by any existing asset allocation program; or (b) the percentages dictated by any auto-rebalancing program; or (c) pro-rata according to amounts currently held in your elected Sub-accounts; or
 (d) according to the currently-effective allocation instructions used for the allocation of subsequent Purchase Payments.

 It is possible that additional transfers might occur after this initial transfer if dictated by the formula. The amount of such additional transfer(s) will vary. If, on the date this feature is elected, 100% of your Account Value is allocated to the Transfer AST bond portfolio Sub-account, a transfer of an amount equal to 10% of your Account Value will be made to your Permitted Sub-accounts. It is possible that an additional transfer(s) to the Permitted Sub-accounts could occur the following Valuation Day(s), and in some instances (based upon the formula) the additional transfer(s) could be large. Thereafter, your Account Value can be transferred between the Transfer AST Bond Portfolio Sub-account and your Permitted Sub-accounts as frequently as daily, based on what the formula prescribes.

 Once the transfer restriction of the 90% cap rule is triggered, future transfers into the Transfer AST bond portfolio Sub-account will not be made (regardless of the performance of the Transfer AST bond portfolio Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the Transfer AST bond portfolio Sub-account. Once this transfer occurs out of the Transfer AST bond portfolio Sub-account, future amounts may be transferred to or from the Transfer AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap rule).

 IMPORTANT CONSIDERATIONS WHEN ELECTING THIS FEATURE:
..   At any given time, some, most or none of your Account Value may be allocated to the Transfer AST bond portfolio Sub-account.
..   Please be aware that because of the way the 90% cap rule mathematical formula operates, it is possible that more than or less than 90% of your Account Value may be allocated to the Transfer AST bond portfolio Sub-account.
..   If this feature is elected, any Account Value transferred to the Permitted
    Sub-accounts is subject to the investment performance of those Sub-accounts. Your Account Value can go up or down depending on the performance of the Permitted Sub-accounts you select.
..   Your election of the 90% cap rule will not result in your losing the guarantees you had accumulated under your existing TrueAccumulation - Highest Daily benefit.

 GUARANTEED MINIMUM INCOME BENEFIT (GMIB)
 The Guaranteed Minimum Income Benefit is no longer available for new elections.

 The Guaranteed Minimum Income Benefit is an optional benefit that, after a seven-year waiting period, guarantees your ability to begin receiving income from your Annuity in the form of annuity payments based on a guaranteed minimum value (called the "Protected Income Value") that increases after the waiting period begins, regardless of the impact of Sub-account performance on your Account Value. The benefit may be appropriate for you if you anticipate using your Annuity as a future source of periodic fixed income payments for the remainder of your life and wish to ensure that the basis upon which your income payments will be calculated will achieve at least a minimum amount despite fluctuations in market performance. There is an additional charge if you elected the GMIB benefit.

 KEY FEATURE - PROTECTED INCOME VALUE
 The Protected Income Value is the minimum amount that we guarantee will be available (net of any applicable tax charge), after a waiting period of at least seven years, as a basis to begin receiving fixed annuity payments. The Protected Income Value is initially established on the effective date of the GMIB benefit and is equal to your Account Value on such date. Currently, since the GMIB benefit may only be elected at issue, the effective date is the Issue Date of your Annuity. The Protected Income Value is increased daily based on an annual growth rate of 5%, subject to the limitations described below. The Protected Income Value is referred to as the "Protected Value" in the rider we issue for this benefit. The 5% annual growth rate is referred to as the "Roll-Up Percentage" in the rider we issue for this benefit.

 The Protected Income Value is subject to a limit of 200% (2X) of the sum of the Protected Income Value established on the effective date of the GMIB benefit, or the effective date of any step-up value, plus any additional purchase payments (and any Credit that is applied to such purchase payments in the case of X Series) made after the waiting period begins ("Maximum Protected Income Value"), minus the sum of any reductions in the Protected Income Value due to withdrawals you make from your Annuity after the waiting period begins.
..   Subject to the maximum age/durational limits described immediately below, we will no longer increase the Protected Income Value by the 5% annual growth rate once you reach the Maximum Protected Income Value. However, we will increase the Protected Income Value by the amount of any additional purchase payments after you reach the Maximum Protected Income Value. Further, if you make withdrawals after you reach the Maximum Protected Income Value, we will reduce the Protected Income Value and the Maximum Protected Income Value by the proportional impact of the withdrawal on your Account Value.
..   Subject to the Maximum Protected Income Value, we will no longer increase the Protected Income Value by the 5% annual growth rate after the later of the anniversary date on or immediately following the Annuitant's 80/th/ birthday or the 7/th/ anniversary of the later of the effective date of the GMIB benefit or the effective date of the most recent step-up. However, we will increase the Protected Income Value by the amount of any additional purchase payments (and any Credit that is applied to such purchase payments in the case of X Series). Further, if you make withdrawals after the Annuitant reaches the maximum age/duration limits, we will reduce the Protected Income Value and the Maximum Protected Income Value by the proportional impact of the withdrawal on your Account Value.
..   Subject to the Maximum Protected Income Value, if you make an additional
    Purchase Payment, we will increase the Protected Income Value by the amount of the Purchase Payment (and any Credit that is applied to such Purchase Payment in the case of X Series) and will apply the 5% annual growth rate on the new amount from the date the Purchase Payment is applied.
..   As described below, after the waiting period begins, cumulative withdrawals each Annuity Year that are up to 5% of the Protected Income Value on the prior anniversary of your Annuity will reduce the Protected Income Value by the amount of the withdrawal. Cumulative withdrawals each Annuity Year in excess of 5% of the Protected Income Value on the prior anniversary of your Annuity will reduce the Protected Income Value proportionately. All withdrawals after the Maximum Protected Income Value is reached will reduce the Protected Income Value proportionately. The 5% annual growth rate will be applied to the reduced Protected Income Value from the date of the withdrawal.

 STEPPING-UP THE PROTECTED INCOME VALUE - You may elect to "step-up" or "reset" your Protected Income Value if your Account Value is greater than the current Protected Income Value. Upon exercise of the step-up provision, your initial Protected Income Value will be reset equal to your current Account Value. From the date that you elect to step-up the Protected Income Value, we will apply the 5% annual growth rate to the stepped-up Protected Income Value, as described above. You can exercise the step-up provision twice while the GMIB benefit is in effect, and only while the Annuitant is less than age 76.
..   A new seven-year waiting period will be established upon the effective date of your election to step-up the Protected Income Value. You cannot exercise your right to begin receiving annuity payments under the GMIB benefit until the end of the new waiting period. In light of this waiting period upon resets, it is not recommended that you reset your GMIB if the required beginning date under IRS minimum distribution requirements would commence during the 7 year waiting period. See "Tax Considerations" section in this prospectus for additional information on IRS requirements.
..   The Maximum Protected Income Value will be reset as of the effective date of any step-up. The new Maximum Protected Income Value will be equal to
    200% of the sum of the Protected Income Value as of the effective date of the step-up plus any subsequent purchase payments (and any Credit that is applied to such purchase payments in the case of X Series), minus the impact of any withdrawals after the date of the step-up.
..   When determining the guaranteed annuity purchase rates for annuity payments under the GMIB benefit, we will apply such rates based on the number of years since the most recent step-up.
..   If you elect to step-up the Protected Income Value under the benefit, and on the date you elect to step-up, the charges under the GMIB benefit have changed for new purchasers, your benefit may be subject to the new charge going forward.
..   A step-up will increase the dollar for dollar limit on the anniversary of the Issue Date of the Annuity following such step-up.

 Impact of Withdrawals on the Protected Income Value - Cumulative withdrawals each Annuity Year up to 5% of the Protected Income Value will reduce the Protected Income Value on a "dollar-for-dollar" basis (the Protected Income Value is reduced by the actual amount of the withdrawal). Cumulative withdrawals in any Annuity Year in excess of 5% of the Protected Income Value will reduce the Protected Income Value proportionately (see the examples of this calculation below). The 5% annual withdrawal amount is determined on each anniversary of the Issue Date (or on the Issue Date for the first Annuity
 Year) and applies to any withdrawals during the Annuity Year. This means that the amount available for withdrawals each Annuity Year on a "dollar-for-dollar" basis is adjusted on each Annuity anniversary to reflect changes in the Protected Income Value during the prior Annuity Year.

 The following examples of dollar-for-dollar and proportional reductions assume that: 1.) the Issue Date and the effective date of the GMIB benefit are October 13, 2005; 2.) an initial Purchase Payment of $250,000 (includes any Credits in the case of X Series); 3.) an initial Protected Income Value of $250,000; and 4.) a dollar-for-dollar limit of $12,500 (5% of $250,000). The values set forth here are purely hypothetical and do not reflect the charge for GMIB or any other fees and charges.

 EXAMPLE 1. DOLLAR-FOR-DOLLAR REDUCTION
 A $10,000 withdrawal is taken on November 13, 2005 (in the first Annuity
 Year). No prior withdrawals have been taken. Immediately prior to the withdrawal, the Protected Income Value is $251,038.10 (the initial value accumulated for 31 days at an annual effective rate of 5%). As the amount withdrawn is less than the dollar-for-dollar limit:
..   The Protected Income Value is reduced by the amount withdrawn (i.e., by
    $10,000, from $251,038.10 to $241,038.10).
..   The remaining dollar-for-dollar limit ("Remaining Limit") for the balance of the first Annuity Year is also reduced by the amount withdrawn (from $12,500 to $2,500).

 EXAMPLE 2. DOLLAR-FOR-DOLLAR AND PROPORTIONAL REDUCTIONS
 A second $10,000 withdrawal is taken on December 13, 2005 (still within the first Annuity Year). Immediately before the withdrawal, the Account Value is $220,000 and the Protected Income Value is $242,006.64. As the amount withdrawn exceeds the Remaining Limit of $2,500 from Example 1:
..   the Protected Income Value is first reduced by the Remaining Limit (from
    $242,006.64 to $239,506.64);
..   The result is then further reduced by the ratio of A to B, where:

    -- A is the amount withdrawn less the Remaining Limit ($10,000 - $2,500, or
       $7,500).
    -- B is the Account Value less the Remaining Limit ($220,000 - $2,500, or
       $217,500).

 The resulting Protected Income Value is: $239,506.64 X (1 - $7,500 / $217,500), or $231,247.79.

..   The Remaining Limit is set to zero (0) for the balance of the first Annuity
    Year.

 EXAMPLE 3. RESET OF THE DOLLAR-FOR-DOLLAR LIMIT
 A $10,000 withdrawal is made on the first anniversary of the Issue Date, October 13, 2006 (second Annuity Year). Prior to the withdrawal, the Protected Income Value is $240,838.37. The Remaining Limit is reset to 5% of this amount, or $12,041.92. As the amount withdrawn is less than the dollar-for-dollar limit:
..   the Protected Income Value is reduced by the amount withdrawn (i.e., reduced by $10,000, from $240,838.37 to $230,838.37).
..   the Remaining Limit for the balance of the second Annuity Year is also reduced by the amount withdrawn (from $12,041.92 to $2,041.92).

 KEY FEATURE - GMIB ANNUITY PAYMENTS
 You can elect to apply the Protected Income Value to one of the available GMIB Annuity Payment Options on any anniversary date following the initial waiting period, or any subsequent waiting period established upon your election to step-up the Protected Income Value. Once you have completed the waiting period, you will have a 30-day period each year, prior to the Annuity anniversary, during which you may elect to begin receiving annuity payments under one of the available GMIB Annuity Payment Options. You must elect one of the GMIB Annuity Payment Options by the anniversary of the Annuity's Issue Date on or immediately following the Annuitant's or your 95/th/ birthday (whichever is sooner), except for Annuities used as a funding vehicle for an IRA or SEP IRA, in which case you must elect one of the GMIB Annuity Payment Options by the anniversary of the Annuity's Issue Date on or immediately following the Annuitant's 92/nd/ birthday.

 Your Annuity or state law may require you to begin receiving annuity payments at an earlier date.

 The amount of each GMIB Annuity Payment will be determined based on the age and, where permitted by law, sex of the Annuitant by applying the Protected Income Value (net of any applicable tax charge that may be due) to the GMIB Annuity Payment Option you choose. We use special annuity purchase rates to calculate the amount of each payment due under the GMIB Annuity Payment Options. These special rates for the GMIB Annuity Payment Options are calculated using an assumed interest rate factor that provides for lower growth in the value applied to produce annuity payments than if you elected an annuity payment option that is not part of the GMIB benefit. These special rates also are calculated using other factors such as "age setbacks" (use of an age lower than the Annuitant's actual age) that result in lower payments than would result if you elected an annuity payment option that is not part of the GMIB benefit. Use of an age setback entails a longer assumed life for the Annuitant which in turn results in lower annuity payments.

 ON THE DATE THAT YOU ELECT TO BEGIN RECEIVING GMIB ANNUITY PAYMENTS, WE GUARANTEE THAT YOUR PAYMENTS WILL BE CALCULATED BASED ON YOUR ACCOUNT VALUE AND OUR THEN CURRENT ANNUITY PURCHASE RATES IF THE PAYMENT AMOUNT CALCULATED ON THIS BASIS WOULD BE HIGHER THAN IT WOULD BE BASED ON THE PROTECTED INCOME VALUE AND THE SPECIAL GMIB ANNUITY PURCHASE RATES.

 GMIB ANNUITY PAYMENT OPTION 1 - PAYMENTS FOR LIFE WITH A CERTAIN PERIOD Under this option, monthly annuity payments will be made until the death of the Annuitant. If the Annuitant dies before having received 120 monthly annuity payments, the remainder of the 120 monthly annuity payments will be made to the Beneficiary.

 GMIB ANNUITY PAYMENT OPTION 2 - PAYMENTS FOR JOINT LIVES WITH A CERTAIN PERIOD Under this option, monthly annuity payments will be made until the death of both the Annuitant and the Joint Annuitant. If the Annuitant and the Joint Annuitant die before having received 120 monthly annuity payments, the remainder of the 120 monthly annuity payments will be made to the Beneficiary.
..   If the Annuitant dies first, we will continue to make payments until the later of the death of the Joint Annuitant and the end of the period certain. However, if the Joint Annuitant is still receiving annuity payments following the end of the certain period, we will reduce the amount of each subsequent payment to 50% of the original payment amount.
..   If the Joint Annuitant dies first, we will continue to make payments until the later of the death of the Annuitant and the end of the period certain.

 You cannot withdraw your Account Value or the Protected Income Value under either GMIB Annuity Payment Option once annuity payments have begun. We may make other payout frequencies available, such as quarterly, semi-annually or annually.

 OTHER IMPORTANT CONSIDERATIONS
 YOU SHOULD NOTE THAT GMIB IS DESIGNED TO PROVIDE A TYPE OF INSURANCE THAT SERVES AS A SAFETY NET ONLY IN THE EVENT YOUR ACCOUNT VALUE DECLINES SIGNIFICANTLY DUE TO NEGATIVE INVESTMENT PERFORMANCE. IF YOUR ACCOUNT VALUE IS NOT SIGNIFICANTLY AFFECTED BY NEGATIVE INVESTMENT PERFORMANCE, IT IS UNLIKELY THAT THE PURCHASE OF THE GMIB WILL RESULT IN YOUR RECEIVING LARGER ANNUITY PAYMENTS THAN IF YOU HAD NOT PURCHASED GMIB. This is because the assumptions that we use in computing the GMIB, such as the annuity purchase rates, (which include assumptions as to age-setbacks and assumed interest rates), are more conservative than the assumptions that we use in computing annuity payout options outside of GMIB. Therefore, you may generate higher income payments if you were to annuitize a lower Account Value at the current annuity purchase rates, than if you were to annuitize under the GMIB with a higher Protected Value than your Account Value but, at the annuity purchase rates guaranteed under the GMIB. The GMIB benefit does not directly affect an Annuity's Account Value, Surrender Value or the amount payable under either the basic Death Benefit provision of the Annuity or any optional Death Benefit provision. If you surrender your Annuity, you will receive the current Surrender Value, not the Protected Income Value. The Protected Income Value is only applicable if you elect to begin receiving annuity payments under one of the GMIB annuity options after the waiting period.
..   Each Annuity offers other annuity payment options that you can elect which do not impose an additional charge, but which do not offer to guarantee a minimum value on which to make annuity payments.
..   Where allowed by law, we reserve the right to limit subsequent purchase payments if we determine, at our sole discretion, that based on the timing of your purchase payments and withdrawals, your Protected Income Value is increasing in ways we did not intend. In determining whether to limit purchase payments, we will look at purchase payments which are disproportionately larger than your initial Purchase Payment and other actions that may artificially increase the Protected Income Value.
..   We currently limit the Sub-accounts in which you may allocate Account Value if you participate in this benefit. Should we prohibit access to any investment option, any transfers required to move Account Value to eligible investment options will not be counted in determining the number of free transfers during an Annuity Year.
..   If you change the Annuitant after the effective date of the GMIB benefit, the period of time during which we will apply the 5% annual growth rate may be changed based on the age of the new Annuitant. If the new Annuitant would not be eligible to elect the GMIB benefit based on his or her age at the time of the change, then the GMIB benefit will terminate.
..   Annuity payments made under the GMIB benefit are subject to the same tax treatment as any other annuity payment.
..   At the time you elect to begin receiving annuity payments under the GMIB benefit or under any other annuity payment option we make available, the protection provided by an Annuity's basic Death Benefit or any optional Death Benefit provision you elected will no longer apply.

 ELECTION OF THE BENEFIT
 The GMIB benefit is no longer available for election. If you currently participate in GMIB, your existing guarantees are unaffected by the fact that we no longer offer GMIB.

 TERMINATION OF THE BENEFIT
 The GMIB benefit cannot be terminated by the Owner once elected. The GMIB benefit automatically terminates as of the date your Annuity is fully surrendered, on the date the Death Benefit is payable to your Beneficiary (unless your surviving spouse elects to continue your Annuity), or on the date that your Account Value is transferred to begin making annuity payments. The GMIB benefit may also be terminated if you designate a new Annuitant who would not be eligible to elect the GMIB benefit based on his or her age at the time of the change.

 Upon termination of the GMIB benefit we will deduct the charge from your Account Value for the portion of the Annuity Year since the prior anniversary of the Annuity's Issue Date (or the Issue Date if in the first Annuity Year).

 CHARGES UNDER THE BENEFIT
 Currently, we deduct a charge equal to 0.50% per year of the average Protected Income Value for the period the charge applies. Because the charge is calculated based on the average Protected Income Value, it does not increase or decrease based on changes to the Annuity's Account Value due to market performance. The dollar amount you pay each year will increase in any year the Protected Income Value increases, and it will decrease in any year the Protected Income Value decreases due to withdrawal, irrespective of whether your Account Value increases or decreases.

 The charge is deducted annually in arrears each Annuity Year on the anniversary of the Issue Date of an Annuity. We deduct the amount of the charge pro-rata from the Account Value allocated to the Sub-accounts and the Fixed Allocations. No MVA will apply to Account Value deducted from a Fixed Allocation. If you surrender your Annuity, begin receiving annuity payments under the GMIB benefit or any other annuity payment option we make available during an Annuity Year, or the GMIB benefit terminates, we will deduct the charge for the portion of the Annuity Year since the prior anniversary of the Annuity's Issue Date (or the Issue Date if in the first Annuity Year).

 No charge applies after the Annuity Date.

 TRUEINCOME(R)
 TrueIncome is no longer being offered. TrueIncome could have been elected only where the Annuitant and the Owner were the same person or, if the Annuity Owner is an entity, where there was only one Annuitant. The Annuitant must have been at least 45 years old when the benefit is elected. TrueIncome was not available if you elected any other optional living benefit. As long as your TrueIncome is in effect, you must allocate your Account Value in accordance with the then permitted and available option(s) with this benefit.

 The benefit guarantees your ability to withdraw amounts equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on your Account Value, subject to our benefit rules regarding the timing and amount of withdrawals. There are two options - one is designed to provide an annual withdrawal amount for life (the "Life Income Benefit") and the other is designed to provide a greater annual withdrawal amount as long as there is Protected Withdrawal Value (adjusted as described below) (the "Withdrawal Benefit"). If there is no Protected Withdrawal Value, the withdrawal benefit will be zero. You do not choose between these two options; each option will continue to be available as long as your Annuity has an Account Value and TrueIncome is in effect. Certain benefits under TrueIncome may remain in effect even if the Account Value of your Annuity is zero. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity and wish to ensure that market performance will not affect your ability to receive annual payments. You are not required to make withdrawals as part of the benefit - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit.

 KEY FEATURE - PROTECTED WITHDRAWAL VALUE
 The Protected Withdrawal Value is used to determine the amount of each annual payment under the Life Income Benefit and the Withdrawal Benefit. The initial Protected Withdrawal Value is determined as of the date you make your first withdrawal under your Annuity following your election of TrueIncome. The initial Protected Withdrawal Value is equal to the greater of (A) the Account Value on the date you elect TrueIncome, plus any additional purchase payments, as applicable, each growing at 5% per year from the date of your election of the benefit, or application of the Purchase Payment to your Annuity until the date of your first withdrawal or the 10/th/ anniversary of the benefit effective date, if earlier (B) the Account Value on the date of the first withdrawal from your Annuity, prior to the withdrawal, and (C) the highest Account Value on each Annuity anniversary, plus subsequent purchase payments prior to the first withdrawal or the 10/th/ anniversary of the benefit effective date, if earlier. With respect to (A) and (C) above, after the 10/th/ anniversary of the benefit effective date, each value is increased by the amount of any subsequent purchase payments. With respect to X Series, Credits are added to purchase payments for purposes of calculating the Protected Withdrawal Value, the Annual Income Amount and the Annual Withdrawal Amount (see below for a description of Annual Income Amount and Annual Withdrawal Amount).
..   If you elected TrueIncome at the time you purchased your Annuity, the
    Account Value was your initial Purchase Payment.
..   For existing Owners who elected TrueIncome, the Account Value on the date of your election of TrueIncome will be used to determine the initial Protected Withdrawal Value.
..   If you make additional purchase payments after your first withdrawal, the
    Protected Withdrawal Value will be increased by the amount of each additional Purchase Payment.

 The Protected Withdrawal Value is reduced each time a withdrawal is made on a dollar-for-dollar basis up to 7% per Annuity Year of the Protected Withdrawal Value and on the greater of a dollar-for-dollar basis or a pro rata basis for withdrawals in an Annuity Year in excess of that amount until the Protected Withdrawal Value is reduced to zero. At that point the Annual Withdrawal Amount will be zero until such time (if any) as the Annuity reflects a Protected Withdrawal Value (for example, due to a step-up or additional purchase payments being made into the Annuity).

 STEP-UP OF THE PROTECTED WITHDRAWAL VALUE
 You may elect to step-up your Protected Withdrawal Value if, due to positive market performance, your Account Value is greater than the Protected Withdrawal Value.

..   You are eligible to step-up the Protected Withdrawal Value on or after the
    1/st/ anniversary of the first withdrawal under TrueIncome
..   The Protected Withdrawal Value can be stepped up again on or after the
    1/st/ anniversary of the preceding step-up

 If you elect to step-up the Protected Withdrawal Value under the benefit, and on the date you elect to step-up, the charges under TrueIncome have changed for new purchasers, your benefit may be subject to the new charge at the time of step-up. Upon election of the step-up, we increase the Protected Withdrawal Value to be equal to the then current Account Value. For example, assume your initial Protected Withdrawal Value was $100,000 and you have made cumulative withdrawals of $40,000, reducing the Protected Withdrawal Value to $60,000. On the date you are eligible to step-up the Protected Withdrawal Value, your Account Value is equal to $75,000. You could elect to step-up the Protected Withdrawal Value to $75,000 on the date you are eligible. If your current Annual Income Amount and Annual Withdrawal Amount are less than they would be if we did not reflect the step-up in Protected Withdrawal Value, then we will increase these amounts to reflect the step-up as described below.

 An optional automatic step-up ("Auto Step-Up") feature is available for this benefit. This feature may be elected at the time the benefit is elected or at any time while the benefit is in force.

 If you elected TrueIncome and have also elected the Auto Step-Up feature:
..   the first Auto Step-Up opportunity will occur on the 1/st/ Annuity
    Anniversary that is at least one year after the later of (1) the date of the first withdrawal under TrueIncome or (2) the most recent step-up
..   your Protected Withdrawal Value will only be stepped-up if 5% of the
    Account Value is greater than the Annual Income Amount by any amount
..   if at the time of the first Auto Step-Up opportunity, 5% of the Account
    Value is not greater than the Annual Income Amount, an Auto Step-Up opportunity will occur on each successive Annuity Anniversary until a step-up occurs
..   once a step-up occurs, the next Auto Step-Up opportunity will occur on the
    1/st/ Annuity Anniversary that is at least one year after the most recent step-up

 If on the date that we implement an Auto Step-Up to your Protected Withdrawal Value, the charge for TrueIncome has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Subject to our rules and restrictions, you will still be permitted to manually step-up the Protected Withdrawal Value even if you elect the Auto Step-Up feature.

 KEY FEATURE - ANNUAL INCOME AMOUNT UNDER TRUEINCOME
 The initial Annual Income Amount is equal to 5% of the initial Protected Withdrawal Value. Under TrueIncome, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative withdrawals are in excess of the Annual Income Amount ("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply. A withdrawal can be considered Excess Income under the Life Income Benefit even though it does not exceed the Annual Withdrawal Amount under the Withdrawal Benefit. When you elect a step-up (or an auto step-up is effected), your Annual Income Amount increases to equal 5% of your Account Value after the step-up if such amount is greater than your Annual Income Amount. Your Annual Income Amount also increases if you make additional purchase payments. The amount of the increase is equal to 5% of any additional purchase payments (and any associated Credit with respect to X Series). Any increase will be added to your Annual Income Amount beginning on the day that the step-up is effective or the Purchase Payment is made. A determination of whether you have exceeded your Annual Income Amount is made at the time of each withdrawal; therefore a subsequent increase in the Annual Income Amount will not offset the effect of a withdrawal that exceeded the Annual Income Amount at the time the withdrawal was made.

 KEY FEATURE - ANNUAL WITHDRAWAL AMOUNT UNDER THE WITHDRAWAL BENEFIT
 The initial Annual Withdrawal Amount is equal to 7% of the initial Protected Withdrawal Value. Under TrueIncome, if your cumulative withdrawals each Annuity Year are less than or equal to the Annual Withdrawal Amount, your Protected Withdrawal Value will be reduced on a dollar-for-dollar basis. If your cumulative withdrawals are in excess of the Annual Withdrawal Amount ("Excess Withdrawal"), your Annual Withdrawal Amount will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Withdrawal to the Account Value immediately prior to such withdrawal (see the examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply. When you elect a step-up (or an auto step-up is effected), your Annual Withdrawal Amount increases to equal 7% of your Account Value after the step-up if such amount is greater than your Annual Withdrawal Amount. Your Annual Withdrawal Amount also increases if you make additional purchase payments. The amount of the increase is equal to 7% of any additional purchase payments (and any associated Credit with respect to X Series). A determination of whether you have exceeded your Annual Withdrawal Amount is made at the time of each withdrawal; therefore, a subsequent increase in the Annual Withdrawal Amount will not offset the effect of a withdrawal that exceeded the Annual Withdrawal Amount at the time the withdrawal was made.

 TrueIncome does not affect your ability to make withdrawals under your Annuity or limit your ability to request withdrawals that exceed the Annual Income Amount and the Annual Withdrawal Amount. You are not required to withdraw all or any portion of the Annual Withdrawal Amount or Annual Income Amount in each Annuity Year.

..   If, cumulatively, you withdraw an amount less than the Annual Withdrawal
    Amount under the Withdrawal Benefit in any Annuity Year, you cannot carry-over the unused portion of the Annual Withdrawal Amount to subsequent Annuity Years. However, because the Protected Withdrawal Value is only reduced by the actual amount of withdrawals you make under these circumstances, any unused Annual Withdrawal Amount may extend the period of time until the remaining Protected Withdrawal Value is reduced to zero.
..   If, cumulatively, you withdraw an amount less than the Annual Income Amount under the Life Income Benefit in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years. However, because the Protected Withdrawal Value is only reduced by the actual amount of withdrawals you make under these circumstances, any unused Annual Income Amount may extend the period of time until the remaining Protected Withdrawal Value is reduced to zero.

 EXAMPLES OF WITHDRAWALS
 The following examples of dollar-for-dollar and proportional reductions of the Protected Withdrawal Value, Annual Withdrawal Amount and Annual Income Amount assume: 1.) the Issue Date and the Effective Date of TrueIncome are February 1, 2005; 2.) an initial Purchase Payment of $250,000; 3.) the Account Value on February 1, 2006 is equal to $265,000; and 4.) the first withdrawal occurs on March 1, 2006 when the Account Value is equal to $263,000. The values set forth here are purely hypothetical, and do not reflect the charge for TrueIncome or any other fees and charges.

 The initial Protected Withdrawal Value is calculated as the greatest of (a),
 (b) and (c):

 (a)Purchase payment accumulated at 5% per year from February 1, 2005 until March 1, 2006 (393 days) = $250,000 X 1.05/(393/365)/ = $263,484.33
 (b)Account Value on March 1, 2006 (the date of the first withdrawal) = $263,000
 (c)Account Value on February 1, 2006 (the first Annuity Anniversary) = $265,000

 Therefore, the initial Protected Withdrawal Value is equal to $265,000. The Annual Withdrawal Amount is equal to $18,550 under the Withdrawal Benefit (7% of $265,000). The Annual Income Amount is equal to $13,250 under the Life Income Benefit (5% of $265,000).

 EXAMPLE 1. DOLLAR-FOR-DOLLAR REDUCTION
 If $10,000 was withdrawn (less than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:
..   Remaining Annual Withdrawal Amount for current Annuity Year = $18,550 -
    $10,000 = $8,550.
    Annual Withdrawal Amount for future Annuity Years remains at $18,550.
..   Remaining Annual Income Amount for current Annuity Year = $13,250 - $10,000
    = $3,250.
    Annual Income Amount for future Annuity Years remains at $13,250.
..   Protected Withdrawal Value is reduced by $10,000 from $265,000 to $255,000

 EXAMPLE 2. DOLLAR-FOR-DOLLAR AND PROPORTIONAL REDUCTIONS
 (a)If $15,000 was withdrawn (more than the Annual Income Amount but less than the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:
..   Remaining Annual Withdrawal Amount for current Annuity Year = $18,550 -
    $15,000 = $3,550. Annual Withdrawal Amount for future Annuity Years remains at $18,550
..   Remaining Annual Income Amount for current Annuity Year = $0

 Excess of withdrawal over the Annual Income Amount ($15,000 - $13,250 = $1,750) reduces Annual Income Amount for future Annuity Years.
..   Reduction to Annual Income Amount = Excess Income/Account Value before
    Excess Income X Annual Income Amount = $1,750/($263,000 - $13,250) X $13,250 = $93

 Annual Income Amount for future Annuity Years = $13,250 - $93 = $13,157
..   Protected Withdrawal Value is reduced by $15,000 from $265,000 to $250,000

 (b)If $25,000 was withdrawn (more than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:
..   Remaining Annual Withdrawal Amount for current Annuity Year = $0

 Excess of withdrawal over the Annual Withdrawal Amount ($25,000 - $18,550 = $6,450) reduces Annual Withdrawal Amount for future Annuity Years.
..   Reduction to Annual Withdrawal Amount = Excess Withdrawal/Account Value
    before Excess Withdrawal X Annual Withdrawal Amount = $6,450/($263,000 - $18,550) X $18,550 = $489

 Annual Withdrawal Amount for future Annuity Years = $18,550 - $489 = $18,061
..   Remaining Annual Income Amount for current Annuity Year = $0

 Excess of withdrawal over the Annual Income Amount ($25,000 - $13,250 = $11,750) reduces Annual Income Amount for future Annuity Years.
..   Reduction to Annual Income Amount = Excess Income/Account Value before
    Excess Income X Annual Income Amount = $11,750/($263,000 - $13,250) X $13,250 = $623.

 Annual Income Amount for future Annuity Years = $13,250 - $623 = $12,627
..   Protected Withdrawal Value is first reduced by the Annual Withdrawal Amount
    ($18,550) from $265,000 to $246,450. It is further reduced by the greater of a dollar-for-dollar reduction or a proportional reduction. Dollar-for-dollar reduction = $25,000 - $18,550 = $6,450
..   Proportional reduction = Excess Withdrawal/Account Value before Excess
    Withdrawal X Protected Withdrawal Value = $6,450/($263,000 - $18,550) X $246,450 = $6,503 Protected Withdrawal Value = $246,450 - max {$6,450,
    $6,503} = $239,947

 BENEFITS UNDER TRUEINCOME
..   If your Account Value is equal to zero, and the cumulative withdrawals in the current Annuity Year are greater than the Annual Withdrawal Amount, TrueIncome will terminate. To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount and amounts are still payable under both the Life Income Benefit and the Withdrawal Benefit, you will be given the choice of receiving the payments under the Life Income Benefit or under the Withdrawal Benefit. Thus, in that scenario, the remaining amounts under the Life Income Benefit and the Withdrawal Benefit would be payable even though your Account Value was reduced to zero. Once you make this election we will make an additional payment for that Annuity Year equal to either the remaining Annual Income Amount or Annual Withdrawal Amount for the Annuity Year, if any, depending on the option you choose. In subsequent Annuity Years we make payments that equal either the Annual Income Amount or the Annual Withdrawal Amount as described in this Prospectus. You will not be able to change the option after your election and no further purchase payments will be accepted under your Annuity. If you do not make an election, we will pay you annually under the Life Income Benefit. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount but less than or equal to the Annual Withdrawal Amount and amounts are still payable under the Withdrawal Benefit, you will receive the payments under the Withdrawal Benefit. In the year of a withdrawal that reduced your Account Value to zero, we will make an additional payment to equal any remaining Annual Withdrawal Amount and make payments equal to the Annual Withdrawal Amount in each subsequent year (until the Protected Withdrawal Value is depleted). Once your Account Value equals zero no further purchase payments will be accepted under your Annuity.
..   If annuity payments are to begin under the terms of your Annuity or if you decide to begin receiving annuity payments and there is any Annual Income Amount due in subsequent Annuity Years or any remaining Protected Withdrawal Value, you can elect one of the following three options:

       (1)apply your Account Value to any annuity option available; or
       (2)request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. We make such annuity payments until the Annuitant's death; or
       (3)request that, as of the date annuity payments are to begin, we pay out any remaining Protected Withdrawal Value as annuity payments. Each year such annuity payments will equal the Annual Withdrawal Amount or the remaining Protected Withdrawal Value if less. We make such annuity payments until the earlier of the Annuitant's death or the date the Protected Withdrawal Value is depleted.

 We must receive your request in a form acceptable to us at our office.

..   In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a single life fixed annuity with five payments certain using the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such annuity payments will be the greater of:

       (1)the present value of future Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and
       (2)the Account Value.

..   If no withdrawal was ever taken, we will determine a Protected Withdrawal
    Value and calculate an Annual Income Amount and an Annual Withdrawal Amount as if you made your first withdrawal on the date the annuity payments are to begin.

 OTHER IMPORTANT CONSIDERATIONS
..   Withdrawals under TrueIncome are subject to all of the terms and conditions of your Annuity, including any applicable CDSC.

..   Withdrawals made while TrueIncome is in effect will be treated, for tax purposes, in the same way as any other withdrawals under your Annuity. TrueIncome does not directly affect your Annuity's Account Value or Surrender Value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity, you will receive the current Surrender Value, not the Protected Withdrawal Value.
..   You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing TrueIncome. TrueIncome provides a guarantee that if your Account Value declines due to market performance, you will be able to receive your Protected Withdrawal Value or Annual Income Amount in the form of periodic benefit payments.
..   In general, you must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to maintain the benefit. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, we will not compel you to re-allocate your Account Value in accordance with our newly-adopted requirements. Subsequent to any change in requirements, transfers of Account Value and allocation of additional purchase payments may be subject to the new investment limitations.

 ELECTION OF THE BENEFIT
 We no longer permit elections of TrueIncome. If you wish, you may cancel TrueIncome, however you will not be permitted to re-elect it or elect another lifetime withdrawal benefit. IF YOU CANCEL TRUEINCOME, YOU LOSE ALL GUARANTEES UNDER THE BENEFIT.

 TERMINATION OF THE BENEFIT
 The benefit terminates automatically when your Protected Withdrawal Value and Annual Income Amount equal zero. You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective. The benefit terminates upon your surrender of your Annuity, upon the death of the Annuitant, upon a change in ownership of your Annuity that changes the tax identification number of the Owner, upon change in the Annuitant or upon your election to begin receiving annuity payments. While you may terminate your benefit at any time, we may not terminate the benefit other than in the circumstances listed above.

 The charge for TrueIncome will no longer be deducted from your Account Value upon termination of the benefit.

 ADDITIONAL TAX CONSIDERATIONS
 If you purchase an Annuity as an investment vehicle for "qualified" investments, including an IRA or SEP-IRA, the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your Annuity beginning after age 70 1/2. Roth IRAs are not subject to these rules during the Owner's lifetime. The amount required under the Code may exceed the Annual Withdrawal Amount and the Annual Income Amount, which will cause us to increase the Annual Income Amount and the Annual Withdrawal Amount in any Annuity Year that Required Minimum Distributions due from your Annuity are greater than such amounts. Any such payments will reduce your Protected Withdrawal Value. In addition, the amount and duration of payments under the annuity payment and Death Benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as Required Minimum Distribution provisions under the tax law.

 As indicated, withdrawals made while this Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of this prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this Benefit here.

 TRUEINCOME - SPOUSAL
 TrueIncome - Spousal is no longer being offered. TrueIncome - Spousal must have been elected based on two Designated Lives, as described below. Each Designated Life must have been at least 55 years old when the benefit was elected. TrueIncome - Spousal was not available if you elected any other optional living benefit or optional death benefit. As long as your TrueIncome
 - Spousal is in effect, you must allocate your Account Value in accordance with the then permitted and available option(s) with this benefit.

 The benefit guarantees until the later death of two natural persons that are each other's spouses at the time of election of TrueIncome - Spousal and at the first death of one of them (the "Designated Lives", each a "Designated Life") the ability to withdraw an annual amount ("Spousal Life Income Benefit") equal to a percentage of an initial principal value (the "Protected Withdrawal Value") regardless of the impact of market performance on the Account Value, subject to our benefit rules regarding the timing and amount of withdrawals. The Spousal Life Income Benefit may remain in effect even if the Account Value of the Annuity is zero. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, wish to ensure that market performance will not affect your ability to receive annual payments, and wish either spouse to be able to continue the Spousal Life Income Benefit after the death of the first. You are not required to make withdrawals as part of the benefit - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit.

 KEY FEATURE - INITIAL PROTECTED WITHDRAWAL VALUE
 The Protected Withdrawal Value is used to determine the amount of each annual payment under the Spousal Life Income Benefit. The initial Protected Withdrawal Value is determined as of the date you make your first withdrawal under the Annuity following your election of TrueIncome - Spousal. The initial Protected Withdrawal Value is equal to the greater of (A) the Account Value on the date you elect TrueIncome - Spousal, plus any additional purchase payments as applicable, each growing at 5% per year from the date of your election of the benefit, or application of the Purchase Payment to your Annuity, until the date of your first withdrawal or the 10/th/ anniversary of the benefit effective date, if earlier (B) the Account Value on the date of the first withdrawal from your Annuity, prior to the withdrawal, and (C) the highest Account Value on each Annuity anniversary, plus subsequent purchase payments prior to the first withdrawal or the 10/th/ anniversary of the benefit effective date, if earlier. With respect to (A) and (C) above, after the 10/th/ anniversary of the benefit effective date, each value is increased by the amount of any subsequent purchase payments. With respect to X Series, Credits are added to purchase payments for purposes of calculating the Protected Withdrawal Value and the Annual Income Amount (see below for a description of Annual Income Amount).

 KEY FEATURE - ANNUAL INCOME AMOUNT UNDER TRUEINCOME - SPOUSAL
 The initial Annual Income Amount is equal to 5% of the initial Protected Withdrawal Value. Under TrueIncome - Spousal, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If, cumulatively, you withdraw an amount less than the Annual Income Amount under the Spousal Life Income Benefit in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years. If your cumulative withdrawals are in excess of the Annual Income Amount ("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply. TrueIncome - Spousal does not affect your ability to make withdrawals under your Annuity or limit your ability to request withdrawals that exceed the Annual Income Amount.

 STEP-UP OF ANNUAL INCOME AMOUNT
 You may elect to step-up your Annual Income Amount if, due to positive market performance, 5% of your Account Value is greater than the Annual Income Amount. You are eligible to step-up the Annual Income Amount on or after the 1/st/ anniversary of the first withdrawal under TrueIncome - Spousal. The Annual Income Amount can be stepped up again on or after the 1/st/ anniversary of the preceding step-up. If you elect to step-up the Annual Income Amount under the benefit, and on the date you elect to step-up, the charges under TrueIncome - Spousal have changed for new purchasers, your benefit may be subject to the new charge at the time of such step-up. When you elect a step-up, your Annual Income Amount increases to equal 5% of your Account Value after the step-up. Your Annual Income Amount also increases if you make additional purchase payments. The amount of the increase is equal to 5% of any additional purchase payments (plus any Credit with respect to X Series). Any increase will be added to your Annual Income Amount beginning on the day that the step-up is effective or the Purchase Payment is made. A determination of whether you have exceeded your Annual Income Amount is made at the time of each withdrawal; therefore a subsequent increase in the Annual Income Amount will not offset the effect of a withdrawal that exceeded the Annual Income Amount at the time the withdrawal was made.

 An optional automatic step-up ("Auto Step-Up") feature is available for this benefit. This feature may be elected at the time the benefit is elected or at any time while the benefit is in force. If you elect this feature, the first Auto Step-Up opportunity will occur on the 1/st/ Annuity Anniversary that is at least one year after the later of (1) the date of the first withdrawal under TrueIncome - Spousal or (2) the most recent step-up. At this time, your Annual Income Amount will be stepped-up if 5% of your Account Value is greater than the Annual Income Amount by any amount. If 5% of the Account Value does not exceed the Annual Income Amount, then an Auto Step-Up opportunity will occur on each successive Annuity Anniversary until a step-up occurs. Once a step-up occurs, the next Auto Step-Up opportunity will occur on the 1/st/ Annuity Anniversary that is at least 1 year after the most recent step-up. If, on the date that we implement an Auto Step-Up to your Annual Income Amount, the charge for TrueIncome - Spousal has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Subject to our rules and restrictions, you will still be permitted to manually step-up the Annual Income Amount even if you elect the Auto Step-Up feature.

 EXAMPLES OF WITHDRAWALS AND STEP-UP
 The following examples of dollar-for-dollar and proportional reductions and the step-up of the Annual Income Amount assume: 1.) the Issue Date and the Effective Date of TrueIncome - Spousal are February 1, 2005; 2.) an initial Purchase Payment of $250,000; 3.) the Account Value on February 1, 2006 is equal to $265,000; 4.) the first withdrawal occurs on March 1, 2006 when the Account Value is equal to $263,000; and 5.) the Account Value on February 1, 2010 is equal to $280,000. The values set forth here are purely hypothetical, and do not reflect the charge for TrueIncome - Spousal or any other fees and charges.

 The initial Protected Withdrawal Value is calculated as the greatest of (a),
 (b) and (c):

 (a)Purchase payment accumulated at 5% per year from February 1, 2005 until March 1, 2006 (393 days) = $250,000 X 1.05/(393/365)/ = $263,484.33
 (b)Account Value on March 1, 2006 (the date of the first withdrawal) = $263,000
 (c)Account Value on February 1, 2006 (the first Annuity Anniversary) = $265,000

 Therefore, the initial Protected Withdrawal Value is equal to $265,000. The Annual Income Amount is equal to $13,250 under the Spousal Life Income Benefit (5% of $265,000).

 EXAMPLE 1. DOLLAR-FOR-DOLLAR REDUCTION
 If $10,000 was withdrawn (less than the Annual Income Amount) on March 1,
 2006, then the following values would result:
..   Remaining Annual Income Amount for current Annuity Year = $13,250 - $10,000
    = $3,250.
..   Annual Income Amount for future Annuity Years remains at $13,250...........

 EXAMPLE 2. DOLLAR-FOR-DOLLAR AND PROPORTIONAL REDUCTIONS
 If $15,000 was withdrawn (more than the Annual Income Amount) on March 1, 2006, then the following values would result:
..   Remaining Annual Income Amount for current Annuity Year = $0
..   Excess of withdrawal over the Annual Income Amount ($15,000 - $13,250
    $1,750) reduces
..   Annual Income Amount for future Annuity Years.
..   Reduction to Annual Income Amount = Excess Income/Account Value before
    Excess Income X Annual Income Amount = $1,750/($263,000 - $13,250) X $13,250 = $93. Annual Income Amount for future Annuity Years = $13,250 - $93 = $13,157

 EXAMPLE 3. STEP-UP OF THE ANNUAL INCOME AMOUNT
 If a step-up of the Annual Income Amount is requested on February 1, 2010 or the Auto Step-Up feature was elected, the step-up would occur because 5% of the Account Value, which is $14,000 (5% of $280,000), is greater than the Annual Income Amount of $13,250. The new Annual Income Amount will be equal to $14,000.

 BENEFITS UNDER TRUEINCOME - SPOUSAL
 To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount and amounts are still payable under the Spousal Life Income Benefit, we will make an additional payment for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year, if any. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this Prospectus. No further purchase payments will be accepted under your Annuity. We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount, the Spousal Life Income Benefit terminates and no additional payments will be made.
..   If annuity payments are to begin under the terms of your Annuity or if you decide to begin receiving annuity payments and there is any Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

       (1)apply your Account Value to any annuity option available; or
       (2)request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death.

 We must receive your request in a form acceptable to us at our office.

..   In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a joint and survivor or single (as applicable) life fixed annuity with five payments certain using the same basis that is used to calculate the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such annuity payments will be the greater of:

       (1)the present value of future Annual Income Amount payments. Such present value will be calculated using the same basis that is used to calculate the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and
       (2)the Account Value.

..   If no withdrawal was ever taken, we will determine an initial Protected
    Withdrawal Value and calculate an Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.

 OTHER IMPORTANT CONSIDERATIONS
..   Withdrawals under TrueIncome - Spousal are subject to all of the terms and conditions of the Annuity, including any CDSC.
..   Withdrawals made while TrueIncome - Spousal is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. TrueIncome - Spousal does not directly affect the Annuity's Account Value or Surrender Value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity, you will receive the current Surrender Value, not the Protected Withdrawal Value.
..   You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the TrueIncome - Spousal. TrueIncome - Spousal provides a guarantee that if your Account Value declines due to market performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.

..   In general, you must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to maintain the benefit. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, we will not compel you to re-allocate your Account Value in accordance with our newly-adopted requirements. Subsequent to any change in requirements, transfers of Account Value and allocation of additional purchase payments may be subject to the new investment limitations.
..   There may be circumstances where you will continue to be charged the full amount for TrueIncome - Spousal even when the benefit is only providing a guarantee of income based on one life with no survivorship.
..   In order for the Surviving Designated Life to continue TrueIncome - Spousal upon the death of an owner, the Designated Life must elect to assume ownership of the Annuity under the spousal continuation option. See
    "Spousal Designations", and "Spousal Assumption of Annuity" in this Prospectus.

 ELECTION OF AND DESIGNATIONS UNDER THE BENEFIT
 We no longer permit elections of TrueIncome - Spousal. - If you wish, you may cancel TrueIncome - Spousal, however you will not be permitted to re-elect it or elect any other living benefit. IF YOU CANCEL THE BENEFIT, YOU LOSE ALL GUARANTEES UNDER THE BENEFIT.

 TrueIncome - Spousal could only be elected based on two Designated Lives. Designated Lives must be natural persons who are each other's spouses at the time of election of the benefit and at the death of the first of the Designated Lives to die. TrueIncome - Spousal could only be elected where the Owner, Annuitant, and Beneficiary designations are as follows:
..   One Annuity Owner, where the Annuitant and the Owner are the same person and the beneficiary is the Owner's spouse. The Owner/Annuitant and the beneficiary each must be at least 59 1/2 years old at the time of election; or
..   Co-Annuity Owners, where the Owners are each other's spouses. The beneficiary designation must be the surviving spouse, or the spouses named equally. One of the owners must be the Annuitant. Each Owner must each be at least 59 1/2 years old at the time of election; or
..   One Annuity Owner, where the Owner is a custodial account established to hold retirement assets for the benefit of the Annuitant pursuant to the provisions of Section 408(a) of the Internal Revenue Code (or any successor Code section thereto) ("Custodial Account"), the beneficiary is the Custodial Account, and the spouse of the Annuitant is the Contingent Annuitant. Both the Annuitant and the Contingent Annuitant each must be at least 59 1/2 years old at the time of election.

 We do not permit a change of Owner under this benefit, except as follows:
 (a)if one Owner dies and the surviving spousal Owner assumes the Annuity or
 (b)if the Annuity initially is co-owned, but thereafter the Owner who is not the Annuitant is removed as Owner. We permit changes of beneficiary under this benefit. If the Designated Lives divorce, TrueIncome - Spousal may not be divided as part of the divorce settlement or judgment. Nor may the divorcing spouse who retains ownership of the Annuity appoint a new Designated Life upon re-marriage.

 TERMINATION OF THE BENEFIT
 The benefit terminates automatically when your Annual Income Amount equals zero. You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective. The benefit also terminates upon your surrender of the Annuity, upon the first Designated Life to die if the Annuity is not continued, upon the second Designated Life to die or upon your election to begin receiving annuity payments.

 The charge for TrueIncome - Spousal will no longer be deducted from your Account Value upon termination of the benefit.

 ADDITIONAL TAX CONSIDERATIONS
 If you purchase an Annuity as an investment vehicle for "qualified" investments, including an IRA or SEP-IRA, the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your Annuity beginning after age 70 1/2. Roth IRAs are not subject to these rules during the Owner's lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that Required Minimum Distributions due from your Annuity are greater than such amounts. Any such payments will reduce your Protected Withdrawal Value. In addition, the amount and duration of payments under the annuity payment and Death Benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as Required Minimum Distribution provisions under the tax law.

 As indicated, withdrawals made while this Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this Benefit here.

 TRUEINCOME - HIGHEST DAILY
 TrueIncome - Highest Daily is no longer offered for new elections. The income benefit under TrueIncome - Highest Daily currently is based on a single "designated life" who is at least 55 years old on the date that the benefit was acquired. TrueIncome - Highest Daily was not available if you elected any other optional living benefit, although you may elect any optional death benefit (other than the Highest Daily Value Death Benefit). Any DCA program that transfers Account Value from a Fixed Allocation is also not available as Fixed Allocations are not permitted with the benefit. As long as your TrueIncome - Highest Daily is in effect, you must allocate your Account Value in accordance with the then-permitted and available investment option(s) with this benefit.

 The benefit that guarantees until the death of the single designated life the ability to withdraw an annual amount (the "Total Annual Income Amount") equal to a percentage of an initial principal value (the "Total Protected Withdrawal Value") regardless of the impact of market performance on the Account Value, subject to our new rules regarding the timing and amount of withdrawals. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, and wish to ensure that market performance will not affect your ability to receive annual payments. You are not required to make withdrawals as part of the benefit - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. As discussed below, we require that you participate in our asset transfer program in order to participate in TrueIncome - Highest Daily, and in Appendix D to this prospectus, we set forth the pre-determined mathematical formula under which we make the asset transfers.

 As discussed below, a key component of TrueIncome - Highest Daily is the Total Protected Withdrawal Value, which is an amount that is distinct from Account Value. Because each of the Total Protected Withdrawal Value and Total Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for Account Value to fall to zero, even though the Total Annual Income Amount remains. You are guaranteed to be able to withdraw the Total Annual Income Amount for the rest of your life, provided that you have not made "excess withdrawals." Excess withdrawals, as discussed below, will reduce your Total Annual Income Amount. Thus, you could experience a scenario in which your Account Value was zero, and, due to your excess withdrawals, your Total Annual Income Amount also was reduced to zero. In that scenario, no further amount would be payable under TrueIncome - Highest Daily.

 KEY FEATURE - TOTAL PROTECTED WITHDRAWAL VALUE
 The Total Protected Withdrawal Value is used to determine the amount of the annual payments under TrueIncome - Highest Daily. The Total Protected Withdrawal Value is equal to the greater of the Protected Withdrawal Value and any Enhanced Protected Withdrawal Value that may exist. We describe how we determine Enhanced Protected Withdrawal Value, and when we begin to calculate it, below. If you do not meet the conditions described below for obtaining Enhanced Protected Withdrawal Value then Total Protected Withdrawal Value is simply equal to Protected Withdrawal Value.

 The Protected Withdrawal Value initially is equal to the Account Value on the date that you elect TrueIncome - Highest Daily. On each Valuation Day thereafter, until the earlier of the first withdrawal or ten years after the date of your election of the benefit, we recalculate the Protected Withdrawal Value. Specifically, on each such Valuation Day (the "Current Valuation Day"), the Protected Withdrawal Value is equal to the greater of:
..   the Protected Withdrawal Value for the immediately preceding Valuation Day
    (the "Prior Valuation Day"), appreciated at the daily equivalent of 5% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any Purchase Payment (including any associated credit) made on the Current Valuation Day; and
..   the Account Value.

 If you have not made a withdrawal prior to the tenth anniversary of the date you elected TrueIncome - Highest Daily (which we refer to as the "Tenth Anniversary"), we will continue to calculate a Protected Withdrawal Value. On or after the Tenth Anniversary and up until the date of the first withdrawal, your Protected Withdrawal Value is equal to the greater of the Protected Withdrawal Value on the Tenth Anniversary or your Account Value.

 The Enhanced Protected Withdrawal Value is only calculated if you do not take a withdrawal prior to the Tenth Anniversary. Thus, if you do take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive Enhanced Protected Withdrawal Value. If so, then on or after the Tenth Anniversary up until the date of the first withdrawal, the Enhanced Protected Withdrawal Value is equal to the sum of:

 (a)200% of the Account Value on the date you elected TrueIncome - Highest
    Daily;
 (b)200% of all purchase payments (and any associated Credits) made during the one-year period after the date you elected TrueIncome - Highest Daily; and
 (c)100% of all purchase payments (and any associated Credits) made more than one year after the date you elected TrueIncome - Highest Daily, but prior to the date of your first withdrawal.

 We cease these daily calculations of the Protected Withdrawal Value and Enhanced Protected Withdrawal Value (and therefore, the Total Protected Withdrawal Value) when you make your first withdrawal. However, as discussed below, subsequent purchase payments (and any associated Credits) will increase the Total Annual Income Amount, while "excess" withdrawals (as described below) may decrease the Total Annual Income Amount.

 KEY FEATURE - TOTAL ANNUAL INCOME AMOUNT UNDER TRUEINCOME - HIGHEST DAILY
 The initial Total Annual Income Amount is equal to 5% of the Total Protected Withdrawal Value. For purposes of the mathematical formula described below, we also calculate a Highest Daily Annual Income Amount, which is initially equal to 5% of the Protected Withdrawal Value. Under TrueIncome - Highest Daily, if your cumulative withdrawals in an Annuity Year are less than or equal to the Total Annual Income Amount, they will not reduce your Total Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Total Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative withdrawals are in excess of the Total Annual Income Amount ("Excess Income"), your Total Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply. A Purchase Payment that you make will increase the then-existing Total Annual Income Amount and Highest Daily Annual Income Amount by an amount equal to 5% of the Purchase Payment (including the amount of any associated Credits).

 An automatic step-up feature ("Highest Quarterly Auto Step-Up") is included as part of this benefit. As detailed in this paragraph, the Highest Quarterly Auto Step-Up feature can result in a larger Total Annual Income Amount if your Account Value increases subsequent to your first withdrawal. We begin examining the Account Value for purposes of this feature starting with the anniversary of the Issue Date of the Annuity (the "Annuity Anniversary") immediately after your first withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Account Value on the Valuation Days corresponding to the end of each quarter that (i) is based on your Annuity Year, rather than a calendar year; (ii) is subsequent to the first withdrawal; and (iii) falls within the immediately preceding Annuity Year. If the end of any such quarter falls on a holiday or a weekend, we use the next Valuation Day. We multiply each of those quarterly Account Values by 5%, adjust each such quarterly value for subsequent withdrawals and purchase payments, and then select the highest of those values. If the highest of those values exceeds the existing Total Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Total Annual Income Amount intact. In later years, (i.e., after the first Annuity Anniversary after the first withdrawal) we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar examination of the Account Values on the end of the four immediately preceding quarters. If, on the date that we implement a Highest Quarterly Auto Step-Up to your Total Annual Income Amount, the charge for TrueIncome - Highest Daily has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for TrueIncome - Highest Daily upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.

 TrueIncome - Highest Daily does not affect your ability to make withdrawals under your annuity, or limit your ability to request withdrawals that exceed the Total Annual Income Amount. Under TrueIncome - Highest Daily, if your cumulative withdrawals in an Annuity Year are less than or equal to the Total Annual Income Amount, they will not reduce your Total Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Total Annual Income Amount on a dollar-for-dollar basis in that Annuity Year.

 If, cumulatively, you withdraw an amount less than the Total Annual Income Amount in any Annuity Year, you cannot carry-over the unused portion of the Total Annual Income Amount to subsequent Annuity Years.

 Examples of dollar-for-dollar and proportional reductions, and the Highest Quarterly Auto Step-Up are set forth below. The values depicted here are purely hypothetical, and do not reflect the charges for TrueIncome - Highest Daily or any other fees and charges. Assume the following for all three examples:
   .   The Issue Date is December 1, 2006.
   .   TrueIncome - Highest Daily is elected on March 5, 2007.

 DOLLAR-FOR-DOLLAR REDUCTIONS
 On May 2, 2007, the Total Protected Withdrawal Value is $120,000, resulting in a Total Annual Income Amount of $6,000 (5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Total Annual Income Amount for that Annuity Year (up to and including December 1, 2007) is $3,500. This is the result of a dollar-for-dollar reduction of the Total Annual Income Amount - $6,000 less $2,500 = $3,500.

 PROPORTIONAL REDUCTIONS
 Continuing the previous example, assume an additional withdrawal of $5,000 occurs on August 6, 2007 and the Account Value at the time of this withdrawal is $110,000. The first $3,500 of this withdrawal reduces the Total Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount - $1,500 - reduces the Total Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that Annuity Year, each would result in another proportional reduction to the Total Annual Income Amount).

 HERE IS THE CALCULATION:

  Account Value before withdrawal                                $110,000.00
  Less amount of "non" excess withdrawal                         $  3,500.00
  Account Value immediately before excess withdrawal of $1,500   $106,500.00
  Excess withdrawal amount                                       $  1,500.00
  Divided by Account Value immediately before excess withdrawal  $106,500.00
  Ratio                                                                 1.41%
  Total Annual Income Amount                                     $  6,000.00
  Less ratio of 1.41%                                            $     84.51
  Total Annual Income Amount for future Annuity Years            $  5,915.49

 HIGHEST QUARTERLY AUTO STEP-UP
 On each Annuity Anniversary date, the Total Annual Income Amount is stepped-up if 5% of the highest quarterly value since your first withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional purchase payments, is higher than the Total Annual Income Amount, adjusted for excess withdrawals and additional purchase payments (plus any Credit with respect to X Series).

 Continuing the same example as above, the Total Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on August 6 reduces this amount to $5,915.49 for future years (see above). For the next Annuity Year, the Total Annual Income Amount will be stepped-up if 5% of the highest quarterly Account Value, adjusted for withdrawals, is higher than $5,915.49. Here are the calculations for determining the quarterly values. Only the June 1 value is being adjusted for excess withdrawals as the September 1 and December 1 Valuation Days occur after the excess withdrawal on August 6.

                                 HIGHEST QUARTERLY VALUE
                                     (ADJUSTED WITH       ADJUSTED TOTAL ANNUAL
                                 WITHDRAWAL AND PURCHASE INCOME AMOUNT (5% OF THE
DATE*              ACCOUNT VALUE       PAYMENTS)**       HIGHEST QUARTERLY VALUE)
-----              ------------- ----------------------- ------------------------
June 1, 2007        $118,000.00        $118,000.00              $5,900.00
August 6, 2007      $110,000.00        $112,885.55              $5,644.28
September 1, 2007   $112,000.00        $112,885.55              $5,644.28
December 1, 2007    $119,000.00        $119,000.00              $5,950.00

 * In this example, the Annuity Anniversary date is December 1. The quarterly valuation dates are every three months thereafter -
    March 1, June 1, September 1, and December 1. In this example, we do not use the March 1 date as the first withdrawal took place after March 1. The Annuity Anniversary Date of December 1 is considered the fourth and final quarterly valuation date for the year.
 ** In this example, the first quarterly value after the first withdrawal is $118,000 on June 1, yielding an adjusted Total Annual Income Amount of $5,900.00. This amount is adjusted on August 6 to reflect the $5,000 withdrawal. The calculations for the adjustments are:
   . The Account Value of $118,000 on June 1 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Total Annual Income Amount for the Annuity Year), resulting in an adjusted Account Value of $114,500 before the excess withdrawal.
   . This amount ($114,500) is further reduced by 1.41% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Quarterly Value of $112,885.55.

 The adjusted Total Annual Income Amount is carried forward to the next quarterly anniversary date of September 1. At this time, we compare this amount to 5% of the Account Value on September 1. Since the June 1 adjusted Total Annual Income Amount of $5,644.28 is higher than $5,600.00 (5% of $112,000), we continue to carry $5,644.28 forward to the next and final quarterly anniversary date of December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,644.28, the adjusted Total Annual Income Amount is reset to $5,950.00.

 In this example, 5% of the December 1 value yields the highest amount of $ 5,950.00. Since this amount is higher than the current year's Total Annual Income Amount of $5,915.49 adjusted for excess withdrawals, the Total Annual Income Amount for the next Annuity Year, starting on December 2, 2007 and continuing through December 1, 2008, will be stepped-up to $5,950.00.

 BENEFITS UNDER TRUEINCOME - HIGHEST DAILY
..   To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Total Annual Income Amount and amounts are still payable under TrueIncome - Highest Daily, we will make an additional payment, if any, for that Annuity Year equal to the remaining Total Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Total Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Total Annual Income Amount as described in this section. We will make payments until the death of the single designated life. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Total Annual Income Amount,
    TrueIncome - Highest Daily terminates, and no additional payments will be made.

..   If Annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving Annuity payments and there is a Total Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

       (1)apply your Account Value to any Annuity option available; or
       (2)request that, as of the date Annuity payments are to begin, we make Annuity payments each year equal to the Total Annual Income Amount. We will make payments until the death of the single designated life.

 We must receive your request in a form acceptable to us at our office.

..   In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments in the form of a single life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such Annuity payments will be the greater of:

       (1)the present value of the future Total Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and
       (2)the Account Value.

..   If no withdrawal was ever taken, we will calculate the Total Annual Income
    Amount as if you made your first withdrawal on the date the annuity payments are to begin.
..   Please note that if your Annuity has a maximum Annuity Date requirement, payments that we make under this benefit as of that date will be treated as annuity payments.

 OTHER IMPORTANT CONSIDERATIONS
..   Withdrawals under TrueIncome - Highest Daily are subject to all of the terms and conditions of the Annuity, including any CDSC.
..   Withdrawals made while TrueIncome - Highest Daily is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity.
    TrueIncome - Highest Daily does not directly affect the Account Value or surrender value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity you will receive the current surrender value.
..   You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing TrueIncome - Highest Daily. TrueIncome
    - Highest Daily provides a guarantee that if your Account Value declines due to market performance, you will be able to receive your Total Annual Income Amount in the form of periodic benefit payments.
..   Upon inception of the benefit, 100% of your Account Value must have been allocated to the Permitted Sub-accounts. However, the mathematical formula component of the benefit as described below may transfer Account Value to the Benefit Fixed Rate Account as of the effective date of the benefit in some circumstances.
..   You cannot allocate purchase payments or transfer Account Value to or from a Fixed Allocation if you elect this benefit.
..   Transfers to and from the Sub-accounts and the Benefit Fixed Rate Account triggered by the formula component of the benefit will not count toward the maximum number of free transfers allowable under an Annuity.
..   In general, you must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to maintain
    TrueIncome - Highest Daily. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, we will not compel you to re-allocate your Account Value in accordance with our newly-adopted requirements. Subsequent to any change in requirements, transfers of Account Value and allocation of additional purchase payments may be subject to the new investment limitations.
..   The charge for TrueIncome - Highest Daily is 0.60% annually, assessed against the average daily net assets of the Sub-accounts and as a reduction to the interest rate credited under the Benefit Fixed Rate Account. This charge is in addition to any other fees under the annuity.

 ELECTION OF AND DESIGNATIONS UNDER THE BENEFIT
 For TrueIncome - Highest Daily, there must have been either a single Owner who is the same as the Annuitant, or if the Annuity is entity-owned, there must have been a single natural person Annuitant. In either case, the Annuitant must have been at least 55 years old.

 Any change of the Annuitant under the Annuity will result in cancellation of TrueIncome - Highest Daily. Similarly, any change of Owner will result in cancellation of TrueIncome - Highest Daily, except if (a) the new Owner has the same taxpayer identification number as the previous owner (b) both the new Owner and previous Owner are entities or (c) the previous Owner is a natural person and the new Owner is an entity.

 We no longer permit elections of TrueIncome - Highest Daily. If you wish, you may cancel TrueIncome - Highest Daily, however you will not be permitted to re-elect it or elect any other living benefit. Upon cancellation of TrueIncome
 - Highest Daily, any Account Value allocated to the Benefit Fixed Rate Account used with the pre-determined mathematical formula will be reallocated to the Permitted Sub-Accounts according to your most recent allocation instructions or, in absence of such instructions, pro-rata according to the value of your Sub-accounts at the time of the re-allocation. IF YOU CANCEL THE BENEFIT, YOU LOSE ALL GUARANTEES UNDER THE BENEFIT.

 TERMINATION OF THE BENEFIT
 You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election will apply as described above. The benefit terminates: (i) upon your termination of the benefit (ii) upon your surrender of the Annuity (iii) upon your election to begin receiving annuity payments (iv) upon the death of the Annuitant (v) if both the Account Value and Total Annual Income Amount equal zero or (vi) if you fail to meet our requirements for issuing the benefit. If you terminate the benefit, you will lose the Protected Withdrawal Value, Annual Income Amount, as well as any Enhanced Protected Withdrawal Value and Return of Principal Guarantees.

 Upon termination of TrueIncome - Highest Daily, we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the Benefit Fixed Rate Account (as defined below) to your variable investment options, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options). Upon termination, we may limit or prohibit investment in the Fixed Allocations.

 RETURN OF PRINCIPAL GUARANTEE
 If you have not made a withdrawal before the Tenth Anniversary, we will increase your Account Value on that Tenth Anniversary (or the next Valuation Day, if that anniversary is not a Valuation Day), if the requirements set forth in this paragraph are met. On the Tenth Anniversary, we add:

 (a)your Account Value on the day that you elected TrueIncome - Highest Daily;
    and
 (b)the sum of each Purchase Payment you made (including any Credits with respect to X Series) during the one-year period after you elected the benefit.

 If the sum of (a) and (b) is greater than your Account Value on the Tenth Anniversary, we increase your Account Value to equal the sum of (a) and (b), by contributing funds from our general account. If the sum of (a) and (b) is less than or equal to your Account Value on the Tenth Anniversary, we make no such adjustment. The amount that we add to your Account Value under this provision will be allocated to each of our variable investment options and the Benefit Fixed Rate Account (described below), in the same proportion that each such investment option bears to your total Account Value, immediately prior to the application of the amount. Any such amount will not be considered a Purchase Payment when calculating your Total Protected Withdrawal Value, your death benefit, or the amount of any other or optional benefit that you may have selected, and therefore will have no direct impact on any such values at the time we add this amount. This potential addition to Account Value is available only if you have elected TrueIncome - Highest Daily and if you meet the conditions set forth in this paragraph. Thus, if you take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee.

 MATHEMATICAL FORMULA COMPONENT OF TRUEINCOME - HIGHEST DAILY
 As indicated above, we limit the sub-accounts to which you may allocate Account Value if you have elected TrueIncome - Highest Daily. For purposes of this benefit, we refer to those permitted sub-accounts as the "Permitted Sub-accounts". As a requirement of participating in TrueIncome - Highest Daily, we require that you participate in our mathematical formula under which we may transfer Account Value between the Permitted Sub-accounts and a fixed interest rate account that is part of our general account (the "Benefit Fixed Rate Account"). This required formula helps us manage our financial exposure under the benefit, by moving assets to a more stable option (i.e. the Benefit Fixed Rate Account). We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary formula, discussed below. The Benefit Fixed Rate Account is available only with this benefit, and thus you may not allocate purchase payments to, or make transfers to or from, the Benefit Fixed Rate Account. The interest rate that we pay with respect to the Benefit Fixed Rate Account is reduced by an amount that corresponds generally to the charge that we assess against your variable Sub-accounts for TrueIncome
 - Highest Daily. The Benefit Fixed Rate Account is not subject to the Investment Company Act of 1940 or the Securities Act of 1933.

 Under the formula component of TrueIncome - Highest Daily, we monitor your Account Value daily and, if necessary, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the Benefit Fixed Rate Account. Any transfer would be made in accordance with the formula, which is set forth in the schedule supplement to the endorsement for this benefit (and also appears in Appendix D to this prospectus). Speaking generally, the formula, which we apply each Valuation Day, operates as follows. The formula starts by identifying your Protected Withdrawal Value for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) Highest Daily Annual Income Amount. Then, using our actuarial tables, we produce an estimate of the total amount we would target in our allocation model, based on the projected Highest Daily Annual Income Amount each year for the rest of your life. In the formula, we refer to that value as the "Target Value" or "L". If you have already made a withdrawal, your projected Annual Income Amount (and thus your Target Value) would take into account any automatic step-up that was scheduled to occur according to the step-up formula described above. Next, the formula subtracts from the Target Value the amount held within the Benefit Fixed Rate Account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the Benefit Fixed Rate Account, is called the "Target Ratio" or "r". If the Target Ratio exceeds a certain percentage (currently 83%) it means essentially that too much Target Value is not offset by assets within the Benefit Fixed Rate

 Account, and therefore we will transfer an amount from your Permitted Sub-accounts to the Benefit Fixed Rate Account. Conversely, if the Target Ratio falls below a certain percentage (currently 77%), then a transfer from the Benefit Fixed Rate Account to the Permitted Sub-accounts would occur. Note that the formula is calculated with reference to the Highest Daily Annual Income Amount, rather than with reference to the Annual Income Amount. If you select the new mathematical formula, see the discussion below regarding the 90% cap.

 As you can glean from the formula, poor investment performance of your Account Value may result in a transfer of a portion of your variable Account Value to the Benefit Fixed Rate Account, because such poor investment performance will tend to increase the Target Ratio. Moreover, "flat" investment returns of your Account Value over a period of time also could result in the transfer of your Account Value to the Benefit Fixed Rate Account. Because the amount allocated to the Benefit Fixed Rate Account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the Benefit Fixed Rate Account so that the Target Ratio meets a target, which currently is equal to 80%. Once elected, the ratios we use will be fixed.

 While you are not notified when the formula dictates a transfer, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the Benefit Fixed Rate Account. The formula is designed primarily to mitigate the financial risks that we incur in providing the guarantee under TrueIncome - Highest Daily.

 Depending on the results of the formula calculation we may, on any day:
..   Not make any transfer between the Permitted Sub-accounts and the Benefit
    Fixed Rate Account; or
..   If a portion of your Account Value was previously allocated to the Benefit
    Fixed Rate Account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). Amounts taken out of the Benefit Fixed Rate Account will be withdrawn for this purpose on a last-in, first-out basis (an amount renewed into a new guarantee period under the Benefit Fixed Rate Account will be deemed a new investment for purposes of this last-in, first-out rule); or
..   Transfer all or a portion of your Account Value in the Permitted
    Sub-accounts pro-rata to the Benefit Fixed Rate Account. The interest that you earn on such transferred amount will be equal to the annual rate that we have set for that day, and we will credit the daily equivalent of that annual interest until the earlier of one year from the date of the transfer or the date that such amount in the Benefit Fixed Rate Account is transferred back to the Permitted Sub-accounts.

 Therefore, at any given time, some, none, or all of your Account Value may be allocated to the Benefit Fixed Rate Account. If your entire Account Value is transferred to the Benefit Fixed Rate Account, then based on the way the formula operates, the formula will not transfer amounts out of the Benefit Fixed Rate Account to the Permitted Sub-accounts and the entire Account Value would remain in the Benefit Rate Fixed Account. If you make additional purchase payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional purchase payments may or may not cause the formula to transfer money in or out of the Benefit Fixed Rate Account. Once the purchase payments are allocated to your Annuity, they will also be subject to the formula, which may result in immediate transfers to or from the Benefit Fixed Rate Account, if dictated by the formula. The amounts of any such transfer will vary, as dictated by the formula, and will depend on the factors listed below.

 The amount that is transferred to and from the Benefit Fixed Rate Account pursuant to the formula depends upon a number of factors unique to your
 Annuity (and is not necessarily directly correlated with the securities markets, bond markets, or interest rates, in general) including:
..   The difference between your Account Value and your Protected Withdrawal
    Value;
..   How long you have owned TrueIncome - Highest Daily;
..   The performance of the Permitted Sub-accounts you have chosen;
..   The performance of the Benefit Fixed Rate Account (i.e., the amount of interest credited to the Benefit Fixed Rate Account);
..   The amount allocated to each of the Permitted Sub-accounts you have chosen;
..   The amount allocated to the Benefit Fixed Rate Account;
..   Additional purchase payments, if any, you make to your Annuity;
..   Withdrawals, if any, you take from your Annuity (withdrawals are taken pro rata from your Account Value).

 Any Account Value in the Benefit Fixed Rate Account will not be available to participate in the investment experience of the Permitted Sub-accounts if there is a recovery until it is moved out of the Benefit Fixed Rate Account.

 The more of your Account Value allocated to the Benefit Fixed Rate Account under the formula, the greater the impact of the performance of the Benefit Fixed Rate Account in determining whether (and how much) of your Account Value is transferred back to the Permitted Sub-accounts. Further, it is possible under the formula, that if a significant portion your Account Value is allocated to the Benefit Fixed Rate Account and that Account has good performance but the performance of your Permitted Sub-accounts is negative, that the formula might transfer your Account Value to the Permitted Sub-accounts. Thus, the converse is true too (the more you have allocated to the Permitted Sub-accounts, the greater the impact of the performance of those Sub-accounts will have on any transfer to the Benefit Fixed Rate Account).

 ADDITIONAL TAX CONSIDERATIONS
 If you purchase an annuity as an investment vehicle for "qualified" investments, including an IRA or SEP-IRA, the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70 1/2. Roth IRAs are not subject to these rules during the owner's lifetime. The amount required under the Code may exceed the Total Annual Income Amount, which will cause us to increase the Total Annual Income Amount in any Annuity Year that Required Minimum Distributions due from your Annuity that are greater than such amounts. In addition, the amount and duration of payments under the annuity payment and death benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as Required Minimum Distribution provisions under the tax law. Please note, however, that any withdrawal you take prior to the Tenth Anniversary, even if withdrawn to satisfy required minimum distribution rules, will cause you to lose the ability to receive Enhanced Protected Withdrawal Value and an amount under the Return of Principal Guarantee.

 As indicated, withdrawals made while this Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this Benefit here.

 OPTIONAL 90% CAP RULE FEATURE FOR THE FORMULA UNDER TRUEINCOME - HIGHEST DAILY

 THE OPTIONAL 90% CAP FEATURE IS AVAILABLE FOR ELECTION ONLY ON OR AFTER
 JULY 27, 2009 AND ONLY IN THOSE JURISDICTIONS WHERE WE HAVE RECEIVED REGULATORY APPROVAL, AND WILL BE OFFERED SUBSEQUENTLY IN OTHER JURISDICTIONS WHEN WE RECEIVE REGULATORY APPROVAL IN THOSE JURISDICTIONS.

 If you currently own an Annuity and have elected the TrueIncome - Highest Daily, you can elect this feature which utilizes a new mathematical formula. The new formula is described below and will (if you elect it) replace the "Transfer Calculation" portion of the mathematical formula currently used in connection with your benefit on a prospective basis. There is no cost to adding this feature to your Annuity. This election may only be made once and may not be revoked once elected. This feature is available subject to state approval. The new formula is found in Appendix D (page D-2). Only the election of the 90% Cap will prevent all of your Account Value from being allocated to the Benefit Fixed Rate Account. If all of your Account Value is currently allocated to the Benefit Fixed Rate Account, it will not transfer back to the Permitted Sub-accounts unless you elect the 90% Cap feature. If you make additional Purchase Payments, they may or may not result in a transfer to or from the Benefit Fixed Rate Account.

 Under the new formula, the formula will not execute a transfer to the Benefit Fixed Rate Account that results in more than 90% of your Account Value being allocated to the Benefit Fixed Rate Account ("90% cap" or "90% cap rule"). Thus, on any Valuation Day, if the formula would require a transfer into the Benefit Fixed Rate Account that would result in more than 90% of the Account Value being allocated to the Benefit Fixed Rate Account, only the amount that results in exactly 90% of the Account Value being allocated to the Benefit Fixed Rate Account will be transferred. Additionally, future transfers into the Benefit Fixed Rate Account will not be made (regardless of the performance of the Benefit Fixed Rate Account and the Permitted Sub-accounts) at least until there is first a transfer out of the Benefit Fixed Rate Account. Once this transfer occurs out of the Benefit Fixed Rate Account, future amounts may be transferred to or from the Benefit Fixed Rate Account if dictated by the formula (subject to the 90% cap). At no time will the formula make a transfer to the Benefit Fixed Rate Account that results in greater than 90% of your Account Value being allocated to the Benefit Fixed Rate Account. HOWEVER, IT IS POSSIBLE THAT, DUE TO THE INVESTMENT PERFORMANCE OF YOUR ALLOCATIONS IN THE BENEFIT FIXED RATE ACCOUNT AND YOUR ALLOCATIONS IN THE PERMITTED SUB-ACCOUNTS YOU HAVE SELECTED, YOUR ACCOUNT VALUE COULD BE MORE THAN 90% INVESTED IN THE BENEFIT FIXED RATE ACCOUNT.

 If you make additional purchase payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional purchase payments to the Benefit Fixed Rate Account at least until there is first a transfer out of the Benefit Fixed Rate Account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the Benefit Fixed Rate Account, and the formula will still not transfer any of your Account Value to the Benefit Fixed Rate Account (at least until there is first a transfer out of the Benefit Fixed Rate Account). For example:
..   March 19, 2009 - a transfer is made to the Benefit Fixed Rate Account that results in the 90% cap being met and now $90,000 is allocated to the Benefit Fixed Rate Account and $10,000 is allocated to the Permitted Sub-accounts.
..   March 20, 2009 - you make an additional purchase payment of $10,000. No transfers have been made from the Benefit Fixed Rate Account to the Permitted Sub-accounts since the cap went into effect on March 19, 2009.
..   As of March 20, 2009 (and at least until first a transfer is made out of the Benefit Fixed Rate Account under the formula) - the $10,000 payment is allocated to the Permitted Sub-accounts and now you have 82% in the Benefit Fixed Rate Account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 is allocated to the Benefit Fixed Rate Account).
..   Once there is a transfer out of the Benefit Fixed Rate Account (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the Benefit Fixed Rate Account if dictated by the formula (subject to the 90% cap).

 Under the operation of the formula, the 90% cap may come into existence and may be removed multiple times while you participate in the benefit. We will continue to monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the Benefit Fixed Rate Account as dictated by the formula. Once you elect this feature, the new transfer formula described above and set forth in Appendix D will be the pre-determined mathematical formula for your Annuity.


 In the event that more than ninety percent (90%) of your Account Value is allocated to the Benefit Fixed Rate Account and you have elected this feature, up to ten percent (10%) of your Account Value currently allocated to the Benefit Fixed Rate Account will be transferred to your Permitted Sub-accounts, such that after the transfer, 90% of your Account Value on the date of the transfer is in the Benefit Fixed Rate Account. The transfer to the Permitted Sub-accounts will be based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). Amounts taken out of the Benefit Fixed Rate Account will be withdrawn for this purpose on a last-in, first-out basis (an amount renewed into a new guarantee period under the Benefit Fixed Rate Account will be deemed a new investment for purposes of this last-in, first-out rule).


 Once the 90% cap rule is met, future transfers into the Benefit Fixed Rate Account will not be made (regardless of the performance of the Benefit Fixed Rate Account and the Permitted Sub-accounts) at least until there is a first transfer out of the Benefit Fixed Rate Account. Once this transfer occurs out of the Benefit Fixed Rate Account, future amounts may be transferred to or from the Benefit Fixed Rate Account if dictated by the formula.

 PLEASE BE AWARE THAT AFTER THE INITIAL TRANSFER OUT OF THE BENEFIT FIXED RATE ACCOUNT UPON ELECTION OF THE 90% CAP, THERE IS NO ASSURANCE THAT FUTURE TRANSFERS OUT WILL OCCUR, OR THE AMOUNT OF SUCH FUTURE TRANSFERS, AS A RESULT OF THE ELECTION OF THE 90% CAP. THESE TRANSFERS WILL BE DETERMINED BY THE MATHEMATICAL FORMULA AND DEPEND ON A NUMBER OF FACTORS UNIQUE TO YOUR ANNUITY.

 IMPORTANT CONSIDERATIONS WHEN ELECTING THE NEW FORMULA:
..   At any given time, some, most or none of your Account Value may be allocated to the Benefit Fixed Rate Account.
..   Please be aware that because of the way the new 90% cap formula operates, it is possible that more than or less than 90% of your Account Value may be allocated to the Benefit Fixed Rate Account.
..   Because the charge for TrueIncome - Highest Daily is assessed against the average daily net assets of the Sub-accounts, that charge will be assessed against all assets transferred into the Permitted Sub-accounts.
..   If this feature is elected, any Account Value transferred to the Permitted
    Sub-accounts is subject to the investment performance of those Sub-accounts. Your Account Value can go up or down depending on the performance of the Permitted Sub-accounts you select.

 TRUEINCOME - HIGHEST DAILY 7
 The income benefit under TrueIncome - Highest Daily 7 currently is based on a single "designated life" who is at least 55 years old on the date that the benefit is acquired. TrueIncome - Highest Daily 7 was not available if you elected any other optional living benefit, although you may have elected any optional death benefit other than the Highest Daily Value death benefit. As long as TrueIncome - Highest Daily 7 is in effect, you must allocate your Account Value in accordance with the then permitted and available investment option(s) with this benefit. For a more detailed description of the permitted investment options, see the Investment options section of this prospectus. We no longer permit new elections of TrueIncome - Highest Daily 7.


 TrueIncome - Highest Daily 7 guarantees until the death of the single designated life the ability to withdraw an annual amount (the "Annual Income Amount") equal to a percentage of an initial principal value (the "Protected Withdrawal Value") regardless of the impact of market performance on the Account Value, subject to our benefit rules regarding the timing and amount of withdrawals. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, and wish to ensure that market performance will not affect your ability to receive annual payments. You are not required to make withdrawals as part of the benefit - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. As discussed below, we require that you participate in our asset transfer benefit in order to participate in TrueIncome - Highest Daily 7, and in Appendix F to this prospectus, we set forth the pre-determined mathematical formula under which we make the asset transfers. Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under our guarantee when and if your Account Value is reduced to zero (unless the benefit has terminated).


 As discussed below, a key component of TrueIncome - Highest Daily 7 is the Protected Withdrawal Value. Because each of the Protected Withdrawal Value and Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for the Account Value to fall to zero, even though the Annual Income Amount remains. You are guaranteed to be able to withdraw the Annual Income Amount for the rest of your life, provided that you have not made "excess withdrawals." Excess withdrawals, as discussed below, will reduce your Annual Income Amount. Thus, you could experience a scenario in which your Account Value was zero, and, due to your excess withdrawals, your Annual Income Amount also was reduced to zero. In that scenario, no further amount would be payable under TrueIncome - Highest Daily 7.

 KEY FEATURE - PROTECTED WITHDRAWAL VALUE
 The Protected Withdrawal Value is used to calculate the initial Annual Income Amount. On the effective date of the benefit, the Protected Withdrawal Value is equal to your Account Value. On each Valuation Day thereafter, until the earlier of the tenth anniversary of benefit election (the "Tenth Anniversary Date") or the date of the first withdrawal, the Protected Withdrawal Value is equal to the "Periodic Value" described in the next paragraph.

 The "Periodic Value" initially is equal to the Account Value on the effective date of the benefit. On each Valuation Day thereafter, until the earlier of the first withdrawal or the Tenth Anniversary Date, we recalculate the Periodic Value. We stop determining the Periodic Value upon the earlier of your first withdrawal after the effective date of the benefit or the Tenth Anniversary Date. On each Valuation Day (the "Current Valuation Day"), the Periodic Value is equal to the greater of:

 (1)the Periodic Value for the immediately preceding business day (the "Prior Valuation Day") appreciated at the daily equivalent of 7% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any adjusted Purchase Payment made on the Current Valuation Day; and
 (2)the Account Value.

 If you make a withdrawal prior to the Tenth Anniversary Date, the Protected Withdrawal Value on the date of the withdrawal is equal to the greatest of:

 (a)the Account Value; or
 (b)the Periodic Value on the date of the withdrawal.

 If you have not made a withdrawal on or before the Tenth Anniversary Date, your Protected Withdrawal Value subsequent to the Tenth Anniversary Date is equal to the greatest of:

 (1)the Account Value; or
 (2)the Periodic Value on the Tenth Anniversary Date, increased for subsequent adjusted purchase payments; or
 (3)the sum of:
    (a)200% of the Account Value on the effective date of the benefit;
    (b)200% of all adjusted purchase payments made within one year after the effective date of the benefit; and
    (c)all adjusted purchase payments made after one year following the effective date of the benefit up to the date of the first withdrawal.

 On and after the date of your first withdrawal, your Protected Withdrawal Value is increased by the amount of any subsequent purchase payments, is reduced by withdrawals, including your first withdrawal (as described below), and is increased if you qualify for a step-up (as described below). Irrespective of these calculations, your Protected Withdrawal Value will always be at least equal to your Account Value.

 KEY FEATURE - ANNUAL INCOME AMOUNT UNDER TRUEINCOME - HIGHEST DAILY 7
 The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value. The percentage depends on the age of the Annuitant on the date of the first withdrawal after election of the benefit. The percentages are: 5% for ages 74 and younger, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older. Under TrueIncome - Highest Daily 7, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative withdrawals are in excess of the Annual Income Amount ("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Withdrawals of any amount up to and including the Annual Income Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Withdrawals of Excess Income will reduce the Protected Withdrawal Value by the same ratio as the reduction to the Annual Income Amount.

 A Purchase Payment that you make will (i) increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment (including the amount of any associated Credits) based on the age of the Annuitant at the time of the first withdrawal (the percentages are: 5% for ages 74 and younger, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older) and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including the amount of any associated Credits).

 An automatic step-up feature ("Highest Quarterly Auto Step-Up") is included as part of this benefit. As detailed in this paragraph, the Highest Quarterly Auto Step-Up feature can result in a larger Annual Income Amount if your Account Value increases subsequent to your first withdrawal. We begin examining the Account Value for purposes of the Highest Quarterly Step-Up starting with the anniversary of the Issue Date of the Annuity (the "Annuity Anniversary") immediately after your first withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Account Value on the Valuation Days corresponding to the end of each quarter that (i) is based on your Annuity Year, rather than a calendar year; (ii) is subsequent to the first withdrawal; and (iii) falls within the immediately preceding Annuity Year. If the end of any such quarter falls on a holiday or a weekend, we use the next Valuation Day. Having identified each of those quarter-end Account Values, we then multiply each such value by a percentage that varies based on the age of the Annuitant on the Annuity Anniversary as of which the step-up would occur. The percentages are 5% for ages 74 and younger, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older. Thus, we multiply each quarterly value by the applicable percentage, adjust each such quarterly value for subsequent withdrawals and purchase payments, and then select the highest of those values. If the highest of those values exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. In later years, (i.e., after the first Annuity Anniversary after the first withdrawal) we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar examination of the Account Values on the end of the four immediately preceding quarters. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest quarterly value upon which your step-up was based. If, on the date that we implement a Highest Quarterly Auto Step-Up to your Annual Income Amount, the charge for TrueIncome - Highest Daily 7 has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for TrueIncome - Highest Daily 7 upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.

 TrueIncome - Highest Daily 7 does not affect your ability to make withdrawals under your Annuity, or limit your ability to request withdrawals that exceed the Annual Income Amount. Under TrueIncome - Highest Daily 7, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year.

 If, cumulatively, you withdraw an amount less than the Annual Income Amount in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years.

 Examples of dollar-for-dollar and proportional reductions, and the Highest Quarterly Auto Step-Up are set forth below. The values depicted here are purely hypothetical, and do not reflect the charges for TrueIncome - Highest Daily 7 benefit or any other fees and charges. Assume the following for all three examples:
..   The Issue Date is December 1, 2007
..   TrueIncome - Highest Daily 7 benefit is elected on March 5, 2008
..   The Annuitant was 70 years old when he/she elected TrueIncome - Highest
    Daily 7.

 DOLLAR-FOR-DOLLAR REDUCTIONS
 On May 2, 2008, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the Annuitant is younger than 75 at the time of the 1/st/ withdrawal, the Annual Income Amount is 5% of the Protected Withdrawal Value, in this case 5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity Year (up to and including December 1, 2008) is $3,500. This is the result of a dollar-for-dollar reduction of the Annual Income Amount-$6,000 less $2,500 = $3,500.

 PROPORTIONAL REDUCTIONS
 Continuing the previous example, assume an additional withdrawal of $5,000 occurs on August 6, 2008 and the Account Value at the time of this withdrawal is $110,000. The first $3,500 of this withdrawal reduces the Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount - $1,500 - reduces the Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that Annuity Year, each would result in another proportional reduction to the Annual Income Amount).

 HERE IS THE CALCULATION:

  Account Value before withdrawal                                $110,000.00
  Less amount of "non" excess withdrawal                         $  3,500.00
  Account Value immediately before excess withdrawal of $1,500   $106,500.00
  Excess withdrawal amount                                       $  1,500.00
  Divided by Account Value immediately before excess withdrawal  $106,500.00
  Ratio                                                                 1.41%
  Annual Income Amount                                           $  6,000.00
  Less ratio of 1.41%                                            $     84.51
  Annual Income Amount for future Annuity Years                  $  5,915.49

 HIGHEST QUARTERLY AUTO STEP-UP
 On each Annuity Anniversary date, the Annual Income Amount is stepped-up if the appropriate percentage (based on the Annuitant's age on the Annuity Anniversary) of the highest quarterly value since your first withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional purchase payments, is higher than the Annual Income Amount, adjusted for excess withdrawals and additional purchase payments (plus any Credits).

 Continuing the same example as above, the Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on August 6 reduces this amount to $5,915.49 for future years (see above). For the next Annuity Year, the Annual Income Amount will be stepped-up if 5% (since the youngest Designated Life is younger than 75 on the date of the potential step-up) of the highest quarterly Account Value adjusted for withdrawals, is higher than $5,915.49. Here are the calculations for determining the quarterly values. Only the June 1 value is being adjusted for excess withdrawals as the September 1 and December 1 Valuation Days occur after the excess withdrawal on August 6.

                                 HIGHEST QUARTERLY VALUE
                                     (ADJUSTED WITH       ADJUSTED ANNUAL INCOME
                                 WITHDRAWAL AND PURCHASE    AMOUNT (5% OF THE
DATE*              ACCOUNT VALUE       PAYMENTS)**       HIGHEST QUARTERLY VALUE)
-----              ------------- ----------------------- ------------------------
June 1, 2008        $118,000.00        $118,000.00              $5,900.00
August 6, 2008      $110,000.00        $112,885.55              $5,644.28
September 1, 2008   $112,000.00        $112,885.55              $5,644.28
December 1, 2008    $119,000.00        $119,000.00              $5,950.00

 * In this example, the Annuity Anniversary date is December 1. The quarterly valuation dates are every three months thereafter -
    March 1, June 1, September 1, and December 1. In this example, we do not use the March 1 date as the first withdrawal took place after March 1. The Annuity Anniversary Date of December 1 is considered the fourth and final quarterly valuation date for the year.
 ** In this example, the first quarterly value after the first withdrawal is $118,000 on June 1, yielding an adjusted Annual Income Amount of $5,900.00. This amount is adjusted on August 6 to reflect the $5,000 withdrawal. The calculations for the adjustments are:
   . The Account Value of $118,000 on June 1 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Annual Income Amount for the Annuity Year), resulting in an adjusted Account Value of $114,500 before the excess withdrawal.
   . This amount ($114,500) is further reduced by 1.41% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Quarterly Value of $112,885.55.
   . The adjusted Annual Income Amount is carried forward to the next quarterly anniversary date of September 1. At this time, we compare this amount to 5% of the Account Value on September 1. Since the June 1 adjusted Annual Income Amount of $5,644.28 is higher than $5,600.00 (5% of $112,000), we continue to carry $5,644.28 forward to the next and final quarterly anniversary date of December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,644.28, the adjusted Annual Income Amount is reset to $5,950.00.

 In this example, 5% of the December 1 value yields the highest amount of $5,950.00. Since this amount is higher than the current year's Annual Income Amount of $5,915.49 adjusted for excess withdrawals, the Annual Income Amount for the next Annuity Year, starting on December 2, 2008 and continuing through December 1, 2009, will be stepped-up to $5,950.00.

 BENEFITS UNDER TRUEINCOME - HIGHEST DAILY 7
..   To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount or as a result of the fee that we assess for TrueIncome - Highest Daily 7, and amounts are still payable under TrueIncome - Highest Daily 7, we will make an additional payment, if any, for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this section. We will make payments until the death of the single designated life. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount, TrueIncome - Highest Daily 7 terminates, and no additional payments are made. However, if a withdrawal in the latter scenario was taken to meet required minimum distribution requirements under the Annuity, then the benefit will not terminate, and we will continue to pay the Annual Income Amount in the form of a fixed annuity.
..   If Annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving Annuity payments and there is a Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

       (1)apply your Account Value to any Annuity option available; or
       (2)request that, as of the date Annuity payments are to begin, we make Annuity payments each year equal to the Annual Income Amount. We will make payments until the death of the single designated life.

 We must receive your request in a form acceptable to us at our office.

..   In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments in the form of a single life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such Annuity payments will be the greater of:

       (1)the present value of the future Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and

       (2)the Account Value.

..   If no withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.
..   Please note that payments that we make under this benefit after the Annuity
    Anniversary coinciding with or next following the annuitant's 95/th/ birthday will be treated as annuity payments.

 OTHER IMPORTANT CONSIDERATIONS
..   Withdrawals under TrueIncome - Highest Daily 7 are subject to all of the terms and conditions of the Annuity, including any CDSC that may apply. Note that if your withdrawal of the Annual Income Amount in a given Annuity Year exceeds the applicable free withdrawal amount under the Annuity (but is not considered Excess Income), we will not impose any CDSC on the amount of that withdrawal. However, we may impose a CDSC on the portion of a withdrawal that is deemed Excess Income.
..   Withdrawals made while TrueIncome - Highest Daily 7 is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. TrueIncome - Highest Daily 7 does not directly affect the Account Value or surrender value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity you will receive the current surrender value.
..   You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing TrueIncome - Highest Daily 7. TrueIncome - Highest Daily 7 provides a guarantee that if your Account Value declines due to market performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.

..   You should carefully consider when to begin taking withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your Financial Professional when it may be appropriate for you to begin taking withdrawals.

..   Upon inception of the benefit, and to maintain the benefit 100% of your
    Account Value must have been allocated to the permitted Sub-accounts.
..   You cannot allocate purchase payments or transfer Account Value to or from the AST Investment Grade Bond Portfolio Sub-account (see description below) if you elect this benefit. A summary description of the AST Investment
    Grade Bond Portfolio appears within the prospectus section entitled "What Are The Investment Objectives and Policies of The Portfolios?". Upon the initial transfer of your Account Value into an AST Investment Grade Bond Portfolio, we will send a prospectus for that Portfolio to you along with your confirmation. In addition, you can find a copy of the AST Investment Grade Bond Portfolio prospectus by going to www.accessallstate.com.
..   Transfers to and from the elected Sub-accounts and an AST Investment Grade
    Bond Portfolio Sub-account triggered by the mathematical formula component of the benefit will not count toward the maximum number of free transfers allowable under an Annuity.
..   You must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to maintain TrueIncome
    - Highest Daily 7. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, we will not compel you to re-allocate your Account Value in accordance with our newly adopted requirements. Subject to any change in requirements, transfer of Account Value and allocation of additional purchase payments may be subject to new investment limitations.
..   If you elect this benefit and in connection with that election, you are required to reallocate to permitted investment options, then on the Valuation Day we receive your request in Good Order, we will (i) sell units of the non-permitted investment options and (ii) invest the proceeds of those sales in the permitted investment options that you have designated. During this reallocation process, your Account Value allocated to the Sub-accounts will remain exposed to investment risk, as is the case generally. The newly-elected benefit will commence at the close of business on the following Valuation Day. Thus, the protection afforded by the newly-elected benefit will not arise until the close of business on the following Valuation Day.
..   The fee for TrueIncome - Highest Daily 7 is 0.60% annually of the Protected
    Withdrawal Value. We deduct this fee at the end of each quarter, where each such quarter is part of a year that begins on the effective date of the benefit or an anniversary thereafter. Thus, on each such quarter-end (or the next Valuation Day, if the quarter-end is not a Valuation Day), we deduct 0.15% of the Protected Withdrawal Value at the end of the quarter.
    We deduct the fee pro rata from each of your Sub-accounts including the AST Investment Grade Bond Portfolio Sub-account. Since this fee is based on the Protected Withdrawal Value the fee for TrueIncome - Highest Daily 7 may be greater than it would have been, had it been based on the Account Value alone. If the fee to be deducted exceeds the current Account Value, we will reduce the Account Value to zero, and continue the benefit as described above.

..   You will begin paying the charge for this benefit as of the effective date of the benefit, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments.


 ELECTION OF AND DESIGNATIONS UNDER THE BENEFIT
 We no longer permit new elections of TrueIncome - Highest Daily 7.

 For TrueIncome - Highest Daily 7, there must have been either a single Owner who was the same as the Annuitant, or if the Annuity is entity owned, there must have been a single natural person Annuitant. In either case, the Annuitant must have been at least 55 years old.

 Any change of the Annuitant under the Annuity will result in cancellation of TrueIncome - Highest Daily 7. Similarly, any change of Owner will result in cancellation of TrueIncome - Highest Daily 7, except if (a) the new Owner has the same taxpayer identification number as the previous owner (b) ownership is transferred from a custodian to the Annuitant, or vice versa or (c) ownership is transferred from one entity to another entity.

 If you wish, you may cancel TrueIncome - Highest Daily 7, however you will not be permitted to re-elect the benefit or elect any other living benefit. Upon cancellation of TrueIncome - Highest Daily 7, any Account Value allocated to the AST Investment Grade Bond Portfolio Sub-account used with the formula will be reallocated to the Permitted Sub-Accounts according to your most recent allocation instructions or, in absence of such instructions, pro rata according to the value of your Sub-accounts at the time of the reallocation. You should be aware that upon termination of TrueIncome - Highest Daily 7, you will lose the Protected Withdrawal Value (including the Tenth Anniversary Date Guarantee), Annual Income Amount, and the Return of Principal Guarantee that you had accumulated under the benefit.

 RETURN OF PRINCIPAL GUARANTEE
 If you have not made a withdrawal before the Tenth Anniversary, we will increase your Account Value on that Tenth Anniversary (or the next Valuation Day, if that anniversary is not a Valuation Day), if the requirements set forth in this paragraph are met. On the Tenth Anniversary, we add:

 a) your Account Value on the day that you elected TrueIncome - Highest Daily 7; and
 b) the sum of each Purchase Payment you made (including any Credits) during the one-year period after you elected the benefit.

 If the sum of (a) and (b) is greater than your Account Value on the Tenth Anniversary, we increase your Account Value to equal the sum of (a) and (b), by contributing funds from our general account. If the sum of (a) and (b) is less than or equal to your Account Value on the Tenth Anniversary, we make no such adjustment. The amount that we add to your Account Value under this provision will be allocated to each of your variable investment options (including the bond Sub-account used with this benefit), in the same proportion that each such Sub-account bears to your total Account Value, immediately before the application of the amount. Any such amount will not be considered a Purchase Payment when calculating your Protected Withdrawal Value, your death benefit, or the amount of any optional benefit that you may have selected, and therefore will have no direct impact on any such values at the time we add this amount. This potential addition to Account Value is available only if you have elected TrueIncome - Highest Daily 7 and if you meet the conditions set forth in this paragraph. Thus, if you take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee.

 TERMINATION OF THE BENEFIT
 You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election will apply as described above. The benefit terminates: (i) upon your termination of the benefit (ii) upon your surrender of the Annuity (iii) upon your election to begin receiving annuity payments (although if you have elected to the Annual Income Amount in the form of Annuity payments, we will continue to pay the Annual Income Amount) (iv) upon the death of the Annuitant
 (v) if both the Account Value and Annual Income Amount equal zero or (vi) if you cease to meet our requirements for issuing the benefit (see Elections and Designations under the Benefit).

 Upon termination of TrueIncome - Highest Daily 7 other than upon the death of the Annuitant, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the AST Investment Grade Bond Portfolio Sub-account to your variable investment options, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options).

 MATHEMATICAL FORMULA COMPONENT OF TRUEINCOME - HIGHEST DAILY 7
 As indicated above, we limit the Sub-accounts to which you may allocate Account Value if you have elected TrueIncome - Highest Daily 7. For purposes of the benefit, we refer to those permitted Sub-accounts as the "Permitted Sub-accounts". As a requirement of participating in TrueIncome - Highest Daily 7, we require that you participate in our mathematical formula, under which we may transfer Account Value between the Permitted Sub-accounts and a specified bond fund within the Advanced Series Trust (the "AST Investment Grade Bond Sub-account"). We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary formula, discussed below. The AST Investment Grade Bond Sub-account is available only with this benefit, and thus you may not allocate purchase payments to the AST Investment Grade Bond Sub-account. Under the formula component of TrueIncome - Highest Daily 7, we monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account. Any transfer would be made in accordance with a pre-determined mathematical formula, which is set forth in Appendix F to this prospectus.

 Speaking generally, the formula, which we apply each Valuation Day, operates as follows. The formula starts by identifying an income basis for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) income amount. Note that we use 5% in the formula, irrespective of the Annuitant's attained age. Then we produce an estimate of the total amount we would target in our allocation model, based on the projected income amount and factors set forth in the formula. In the formula, we refer to that value as the "Target Value" or "L". If you have already made a withdrawal, your projected income amount (and thus your Target Value) would take into account any automatic step-up, any subsequent purchase payments, and any excess withdrawals. Next, the formula subtracts from the Target Value the amount held within the AST Investment Grade Bond Sub-account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the AST Investment Grade Bond Sub-account, is called the "Target Ratio" or "r". If the Target Ratio exceeds a certain percentage (currently 83%), it means essentially that too much Target Value is not offset by assets within the AST Investment Grade Bond Sub-account, and therefore we will transfer an amount from your Permitted Sub-accounts to the AST Investment Grade Bond Sub-account. Conversely, if the Target Ratio falls below a certain percentage (currently 77%), then a transfer from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts would occur.

 If you elect the new formula (90% Cap Rule), see discussion below.

 As you can glean from the formula, poor investment performance of your Account Value may result in a transfer of a portion of your variable Account Value to the AST Investment Grade Bond Sub-account because such poor investment performance will tend to increase the Target Ratio. Moreover, "flat" investment returns of your Account Value over a period of time also could result in the transfer of your Account Value from the Permitted Sub-accounts to the AST Investment Grade Bond Sub-account. Because the amount allocated to the AST Investment Grade Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account so that the Target Ratio meets a target, which currently is equal to 80%. Once you elect TrueIncome - Highest Daily 7, the ratios we use will be fixed. For newly-issued Annuities that elect TrueIncome - Highest Daily 7 and existing Annuities that elect TrueIncome - Highest Daily 7, however, we reserve the right, subject to any required regulatory approval, to change the ratios.

 While you are not notified when your Annuity reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the AST Investment Grade Bond Sub-account. The formula by which the reallocation triggers operate is designed primarily to mitigate the financial risks that we incur in providing the guarantee under TrueIncome - Highest Daily 7.

 Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:
   . Not make any transfer between the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account; or
   . If a portion of your Account Value was previously allocated to the AST Investment Grade Bond Sub-account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options); or
   . Transfer all or a portion of your Account Value in the Permitted Sub-accounts pro rata to the AST Investment Grade Bond Sub-account.

 Therefore, at any given time, some, none, or all of your Account Value may be allocated to the AST Investment Grade Bond Sub-account. If your entire Account Value is transferred to the AST Investment Grade Bond Sub-account, then based on the way the formula operates, the formula will not transfer amounts out of the AST Investment Grade Bond Sub-account to the Permitted Sub- accounts and the entire Account Value would remain in the AST Investment Grade Bond Sub-account. If you make additional purchase payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional purchase payments may or may not cause the formula to transfer money in or out of the AST Investment Grade Bond Sub-account. Once the purchase payments are allocated to your Annuity, they will also be subject to the formula, which may result in immediate transfers to or from the AST Investment Grade Bond Sub-accounts, if dictated by the formula. The amounts of any such transfers will vary (and in some instances, could be large), as dictated by the formula, and will depend on the factors listed below.

 The amount that is transferred to and from the AST Investment Grade Bond Sub-account pursuant to the formula depends upon a number of factors unique to your Annuity (and is not necessarily directly correlated with the securities markets, bond markets, or interest rates, in general) including:
   . The difference between your Account Value and your Protected Withdrawal Value;
   .   How long you have owned TrueIncome - Highest Daily 7;
   .   The performance of the Permitted Sub-accounts you have chosen;
   .   The performance of the AST Investment Grade Bond Sub-account;
   .   The amount allocated to each of the Permitted Sub-accounts you have chosen;
   .   The amount allocated to the AST Investment Grade Bond Sub-account;
   .   Additional purchase payments, if any, you make to your Annuity;
   . Withdrawals, if any, you take from your Annuity (withdrawals are taken pro rata from your Account Value).

 Any Account Value in the AST Investment Grade Bond Sub-account will not be available to participate in the investment experience of the Permitted Sub-accounts if there is a recovery until it is moved out of the AST Investment Grade Bond Sub-account.

 The more of your Account Value allocated to the AST Investment Grade Bond Sub-account under the formula, the greater the impact of the performance of that Sub-account in determining whether (and how much) of your Account Value is transferred back to the Permitted Sub-accounts. Further, it is possible under the formula, that if a significant portion your Account Value is allocated to the AST Investment Grade Bond Sub-account and that Sub-account has good performance but the performance of your Permitted Sub-accounts is negative, that the formula might transfer your Account Value to the Permitted Sub-accounts. Thus, the converse is true too (the more you have allocated to the Permitted Sub-accounts, the greater the impact of the performance of those Sub-accounts will have on any transfer to the AST Investment Grade Bond Sub-account).

 ADDITIONAL TAX CONSIDERATIONS
 If you purchase an annuity as an investment vehicle for "qualified" investments, including an IRA or SEP-IRA, the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70 1/2. Roth IRAs are not subject to these rules during the owner's lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that Required Minimum Distributions due from your Annuity are greater than such amounts. In addition, the amount and duration of payments under the annuity payment and death benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as Required Minimum Distribution provisions under the tax law. Please note, however, that any withdrawal you take prior to the Tenth Anniversary, even if withdrawn to satisfy required minimum distribution rules, will cause you to lose the ability to receive the Return of Principal Guarantee and the guaranteed amount described above under "Key Feature - Protected Withdrawal Value".

 As indicated, withdrawals made while this Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this Benefit here.

 OPTIONAL 90% CAP RULE FEATURE FOR FORMULA FOR TRUEINCOME - HIGHEST DAILY 7

 THE OPTIONAL 90% CAP FEATURE IS AVAILABLE FOR ELECTION ONLY ON OR AFTER
 JULY 27, 2009 AND ONLY IN THOSE JURISDICTIONS WHERE WE HAVE RECEIVED REGULATORY APPROVAL, AND WILL BE OFFERED SUBSEQUENTLY IN OTHER JURISDICTIONS WHEN WE RECEIVE REGULATORY APPROVAL IN THOSE JURISDICTIONS.

 If you currently own an Annuity and have elected TrueIncome - Highest Daily 7, you can elect this feature which utilizes a new mathematical formula. The new formula is described below and will replace the "Transfer Calculation" portion of the mathematical formula currently used in connection with your benefit on a prospective basis. This election may only be made once and may not be revoked once elected. The new mathematical formula is found in Appendix F (page F-3). There is no cost to adding this feature to your Annuity. Only the election of the 90% Cap will prevent all of your Account Value from being allocated to the AST Investment Grade Bond Portfolio Sub-account. If all of your Account Value is currently allocated to the AST Investment Grade Bond Portfolio Sub-account, it will not transfer back to the Permitted Sub-accounts unless you elect the 90% Cap feature. If you make additional Purchase Payments, they may or may not result in a transfer to or from the AST Investment Grade Bond Portfolio Sub-account.

 Under the new formula, the formula will not execute a transfer to the AST Investment Grade Bond Sub-account that results in more than 90% of your Account Value being allocated to the AST Investment Grade Bond Sub-account ("90% cap" or "90% Cap Rule"). Thus, on any Valuation Day, if the formula would require a transfer to the AST Investment Grade Bond Sub-account that would result in more than 90% of the Account Value being allocated to the AST Investment Grade Bond Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the AST Investment Grade Bond Sub-account will be transferred. Additionally, future transfers into the AST Investment Grade Bond Sub-account will not be made (regardless of the performance of the AST Investment Grade Bond Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST Investment Grade Bond Sub-account. Once this transfer occurs out of the AST Investment Grade Bond Sub-account, future amounts may be transferred to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap). At no time will the formula make a transfer to the AST Investment Grade Bond Sub-account that results in greater than 90% of your Account Value being allocated to the AST Investment Grade Bond Sub-account. HOWEVER, IT IS POSSIBLE THAT, DUE TO THE INVESTMENT PERFORMANCE OF YOUR ALLOCATIONS IN THE AST INVESTMENT GRADE BOND SUB-ACCOUNT AND YOUR ALLOCATIONS IN THE PERMITTED SUB-ACCOUNTS YOU HAVE SELECTED, YOUR ACCOUNT VALUE COULD BE MORE THAN 90% INVESTED IN THE AST INVESTMENT GRADE BOND SUB-ACCOUNT.

 If you make additional purchase payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional purchase payments to the AST Investment Grade Bond Sub-account at least until there is first a transfer out of the AST Investment Grade Bond Sub-account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the AST Investment Grade Bond Sub-account, and the formula will still not transfer any of your Account Value to the AST Investment Grade Bond
 Sub-account (at least until there is first a transfer out of the AST
 Investment Grade Bond Sub-account). For example,
..   March 19, 2009 - a transfer is made that results in the 90% cap being met and now $90,000 is allocated to the AST Investment Grade Bond Sub-account and $10,000 is allocated to the Permitted Sub-accounts.
..   March 20, 2009 - you make an additional purchase payment of $10,000. No transfers have been made from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2009.
..   As of March 20, 2009 (and at least until first a transfer is made out of the AST Investment Grade Bond Sub-account under the formula) - the $10,000 payment is allocated to the Permitted Sub-accounts and now you have 82% in the AST Investment Grade Bond Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 is allocated to the AST Investment Grade Bond Sub-account).
..   Once there is a transfer out of the AST Investment Grade Bond Sub-account
    (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap).

 Under the operation of the formula, the 90% cap may come into existence and may be removed multiple times while you participate in the benefit. We will continue to monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account as dictated by the formula. Once you elect this feature, the new transfer formula described above and set forth in Appendix F will be the formula for your Annuity.

 In the event that more than ninety percent (90%) of your Account Value is allocated to the AST Investment Grade Bond Sub-account and you have elected this feature, up to ten percent (10%) of your Account Value currently allocated to the AST Investment Grade Bond Sub-account will be transferred to your Permitted Sub-accounts, such that after the transfer, 90% of your Account Value on the date of the transfer is in the AST Investment Grade Bond Sub-account. The transfer to the Permitted Sub-accounts will be based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). It is possible that additional transfers might occur after this initial transfer if dictated by the formula. The amounts of such additional transfer(s) will vary. If on the date this feature is elected 100% of your Account Value is allocated to the AST Investment Grade Bond Sub-account, a transfer of an amount equal to 10% of your Account Value will be made to your Permitted Sub-accounts. WHILE THERE ARE NO ASSURANCES THAT FUTURE TRANSFERS WILL OCCUR, IT IS POSSIBLE THAT AN ADDITIONAL TRANSFER(S) TO THE PERMITTED SUB-ACCOUNTS COULD OCCUR FOLLOWING THE VALUATION DAY(S), AND IN SOME INSTANCES (BASED ON THE FORMULA) THE ADDITIONAL TRANSFER(S) COULD BE LARGE.

 Once the 90% cap rule is met, future transfers into the AST Investment Grade Bond Sub-account will not be made (regardless of the performance of the AST Investment Grade Bond Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST Investment Grade Bond Sub-account. Once this transfer occurs out of the AST Investment Grade Bond Sub-account, future amounts may be transferred to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap).

 IMPORTANT CONSIDERATION WHEN ELECTING THE NEW FORMULA:
..   At any given time, some, most or none of your Account Value may be allocated to the AST Investment Grade Bond Sub-account.
..   Please be aware that because of the way the 90% cap formula operates, it is possible that more than or less than 90% of your Account Value may be allocated to the AST Investment Grade Bond Sub-account.
..   If this feature is elected, any Account Value transferred to the Permitted
    Sub-accounts is subject to the investment performance of those Sub-accounts. Your Account Value can go up or down depending on the performance of the Permitted Sub-accounts you select.

 TRUEINCOME - SPOUSAL HIGHEST DAILY 7
 TrueIncome - Spousal Highest Daily 7 is the spousal version of TrueIncome - Highest Daily 7. We no longer permit new elections of TrueIncome - Spousal Highest Daily 7. TrueIncome - Spousal Highest Daily 7 must have been elected based on two Designated Lives, as described below. Each Designated Life must be at least 59 1/2 years old when the benefit was elected. TrueIncome - Spousal Highest Daily 7 was not available if you elect any other optional living benefit or optional death benefit. As long as your TrueIncome - Spousal Highest Daily 7 Benefit is in effect, you must allocate your Account Value in accordance with the then permitted and available investment option(s) with this benefit. For a more detailed description of permitted investment options, see the Investment options section of this prospectus.

 The benefit guarantees that until the later death of two natural persons who are each other's spouses at the time of election of the benefit and at the first death of one of them (the "Designated Lives", and each, a "Designated Life") the ability to withdraw an annual amount (the "Annual Income Amount") equal to a percentage of an initial principal value (the "Protected Withdrawal Value") regardless of the impact of market performance on the Account Value, subject to our benefit rules regarding the timing and amount of withdrawals. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, wish to ensure that market performance will not affect your ability to receive annual payments, and wish either spouse to be able to continue TrueIncome - Spousal Highest Daily 7 after the death of the first spouse. You are not required to make withdrawals as part of the benefit - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. As discussed below, we require that you participate in our asset transfer benefit in order to participate in TrueIncome - Spousal Highest Daily 7, and in Appendix F to this prospectus, we set forth the pre-determined mathematical formula under which we make those asset transfers. Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under our guarantee when and if your Account Value is reduced to zero (unless the benefit has terminated).


 As discussed below, a key component of TrueIncome - Spousal Highest Daily 7 is the Protected Withdrawal Value. Because each of the Protected Withdrawal Value and Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for the Account Value to fall to zero, even though the Annual Income Amount remains. You are guaranteed to be able to withdraw the Annual Income Amount until the death of the second Designated Life, provided that there have not been "excess withdrawals." Excess withdrawals, as discussed below, will reduce your Annual Income Amount. Thus, you could experience a scenario in which your Account Value was zero, and, due to your excess withdrawals, your Annual Income Amount also was reduced to zero. In that scenario, no further amount would be payable under TrueIncome - Spousal Highest Daily 7.

 KEY FEATURE - PROTECTED WITHDRAWAL VALUE
 The Protected Withdrawal Value is used to calculate the initial Annual Income Amount. On the effective date of the benefit, the Protected Withdrawal Value is equal to your Account Value. On each Valuation Day thereafter, until the earlier of the tenth anniversary of benefit election (the "Tenth Anniversary Date") or the date of the first withdrawal, the Protected Withdrawal Value is equal to the "Periodic Value" described in the next paragraph.

 The "Periodic Value" initially is equal to the Account Value on the effective date of the benefit. On each Valuation Day thereafter, until the earlier of the first withdrawal or the Tenth Anniversary Date, we recalculate the Periodic Value. We stop determining the Periodic Value upon the earlier of your first withdrawal after the effective date of the benefit or the Tenth Anniversary Date. On each Valuation Day (the "Current Valuation Day"), the Periodic Value is equal to the greater of:

 (1)the Periodic Value for the immediately preceding business day (the "Prior Valuation Day") appreciated at the daily equivalent of 7% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any adjusted Purchase Payment made on the Current Valuation Day; and
 (2)the Account Value.

 If you make a withdrawal prior to the Tenth Anniversary Date, the Protected Withdrawal Value on the date of the withdrawal is equal to the greatest of:

 (1)the Account Value; or
 (2)the Periodic Value on the date of the withdrawal.

 If you have not made a withdrawal on or before the Tenth Anniversary Date, your Protected Withdrawal Value subsequent to the Tenth Anniversary Date is equal to the greatest of:

 (1)the Account Value; or
 (2)the Periodic Value on the Tenth Anniversary Date, increased for subsequent adjusted purchase payments; or
 (3)the sum of:

    (a)200% of the Account Value on the effective date of the benefit;
    (b)200% of all adjusted purchase payments made within one year after the effective date of the benefit; and
    (c)all adjusted purchase payments made after one year following the effective date of the benefit up to the date of the first withdrawal.

 On and after the date of your first withdrawal, your Protected Withdrawal Value is increased by the amount of any subsequent purchase payments, is reduced by withdrawals, including your first withdrawal (as described below), and is increased if you qualify for a step-up (as described below). Irrespective of these calculations, your Protected Withdrawal Value will always be at least equal to your Account Value.

 KEY FEATURE - ANNUAL INCOME AMOUNT UNDER TRUEINCOME - SPOUSAL HIGHEST DAILY 7 The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value. The percentage depends on the age of the youngest Designated Life on the date of the first withdrawal after election of the benefit. The percentages are: 5% for ages 79 and younger, 6% for ages 80 to 84, 7% for ages 85 to 89, and 8% for ages 90 and older. We use the age of the youngest Designated

 Life even if that Designated Life is no longer a participant under the Annuity due to death or divorce. Under TrueIncome - Spousal Highest Daily 7, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative withdrawals are in excess of the Annual Income Amount ("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Withdrawals of any amount up to and including the Annual Income Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Withdrawals of Excess Income will reduce the Protected Withdrawal Value by the same ratio as the reduction to the Annual Income Amount. A Purchase Payment that you make will (i) increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment (including the amount of any associated Credits) based on the age of the Annuitant at the time of the first withdrawal (the percentages are: 5% for ages 79 and younger, 6% for ages 80-84, 7% for ages 85-89, and 8% for ages 90 and older) and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including the amount of any associated Credits).

 An automatic step-up feature ("Highest Quarterly Auto Step-Up") is included as part of this benefit. As detailed in this paragraph, the Highest Quarterly Auto Step-Up feature can result in a larger Annual Income Amount if your Account Value increases subsequent to your first withdrawal. We begin examining the Account Value for purposes of the Highest Quarterly Step-Up starting with the anniversary of the Issue Date of the Annuity (the "Annuity Anniversary") immediately after your first withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Account Value on the Valuation Days corresponding to the end of each quarter that
 (i) is based on your Annuity Year, rather than a calendar year; (ii) is subsequent to the first withdrawal; and (iii) falls within the immediately preceding Annuity Year. If the end of any such quarter falls on a holiday or a weekend, we use the next Valuation Day. Having identified each of those quarter-end Account Values, we then multiply each such value by a percentage that varies based on the age of the youngest Designated Life on the Annuity Anniversary as of which the step-up would occur. The percentages are 5% for ages 79 and younger, 6% for ages 80-84, 7% for ages 85-89, and 8% for ages 90 and older. Thus, we multiply each quarterly value by the applicable percentage, adjust each such quarterly value for subsequent withdrawals and purchase payments, and then select the highest of those values. If the highest of those values exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. In later years, (i.e., after the first Annuity Anniversary after the first withdrawal) we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar examination of the Account Values on the end of the four immediately preceding quarters. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest quarterly value upon which your step-up was based. If, on the date that we implement a Highest Quarterly Auto Step-Up to your Annual Income Amount, the charge for TrueIncome
 - Spousal Highest Daily 7 has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for TrueIncome - Spousal Highest Daily 7 upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.

 TrueIncome - Spousal Highest Daily 7 does not affect your ability to make withdrawals under your annuity, or limit your ability to request withdrawals that exceed the Annual Income Amount. Under TrueIncome - Spousal Highest Daily 7, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year.

 If, cumulatively, you withdraw an amount less than the Annual Income Amount in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years.

 Examples of dollar-for-dollar and proportional reductions, and the Highest Quarterly Auto Step-Up are set forth below. The values depicted here are purely hypothetical, and do not reflect the charges for TrueIncome - Spousal Highest Daily 7 or any other fees and charges. Assume the following for all three examples:
..   The Issue Date is December 1, 2007
..   TrueIncome - Spousal Highest Daily 7 is elected on March 5, 2008.
..   The youngest Designated Life was 70 years old when he/she elected
    TrueIncome - Spousal Highest Daily 7.

 DOLLAR-FOR-DOLLAR REDUCTIONS
 On May 2, 2008, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the youngest Designated Life is younger than 80 at the time of the 1/st/ withdrawal, the Annual Income Amount is 5% of the Protected Withdrawal Value, in this case 5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity Year (up to and including December 1, 2008) is $3,500. This is the result of a dollar-for-dollar reduction of the Annual Income Amount - $6,000 less $2,500 = $3,500.

 PROPORTIONAL REDUCTIONS
 Continuing the previous example, assume an additional withdrawal of $5,000 occurs on August 6, 2008 and the Account Value at the time of this withdrawal is $110,000. The first $3,500 of this withdrawal reduces the Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount - $1,500 - reduces the Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that Annuity Year, each would result in another proportional reduction to the Annual Income Amount).

 HERE IS THE CALCULATION:

  Account Value before withdrawal                                $110,000.00
  Less amount of "non" excess withdrawal                         $  3,500.00
  Account Value immediately before excess withdrawal of $1,500   $106,500.00
  Excess withdrawal amount                                       $  1,500.00
  Divided by Account Value immediately before excess withdrawal  $106,500.00
  Ratio                                                                 1.41%
  Annual Income Amount                                           $  6,000.00
  Less ratio of 1.41%                                            $     84.51
  Annual Income Amount for future Annuity Years                  $  5,915.49

 HIGHEST QUARTERLY AUTO STEP-UP
 On each Annuity Anniversary date, the Annual Income Amount is stepped-up if the appropriate percentage (based on the youngest Designated Life's age on the Annuity Anniversary) of the highest quarterly value since your first withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional purchase payments, is higher than the Annual Income Amount, adjusted for excess withdrawals and additional purchase payments (plus any Credits).

 Continuing the same example as above, the Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on August 6 reduces this amount to $5,915.49 for future years (see above). For the next Annuity Year, the Annual Income Amount will be stepped-up if 5% (since the youngest Designated Life is younger than 80 on the date of the potential step-up) of the highest quarterly Account Value adjusted for withdrawals, is higher than $5,915.49. Here are the calculations for determining the quarterly values. Only the June 1 value is being adjusted for excess withdrawals as the September 1 and December 1 Valuation Days occur after the excess withdrawal on August 6.

                                 HIGHEST QUARTERLY VALUE
                                     (ADJUSTED WITH          ADJUSTED ANNUAL
                                 WITHDRAWAL AND PURCHASE INCOME AMOUNT (5% OF THE
DATE*              ACCOUNT VALUE       PAYMENTS)**       HIGHEST QUARTERLY VALUE)
-----              ------------- ----------------------- ------------------------
June 1, 2008        $118,000.00        $118,000.00              $5,900.00
August 6, 2008      $110,000.00        $112,885.55              $5,644.28
September 1, 2008   $112,000.00        $112,885.55              $5,644.28
December 1, 2008    $119,000.00        $119,000.00              $5,950.00

 * In this example, the Annuity Anniversary date is December 1. The quarterly valuation dates are every three months thereafter -
    March 1, June 1, September 1, and December 1. In this example, we do not use the March 1 date as the first withdrawal took place after March 1. The Annuity Anniversary Date of December 1 is considered the fourth and final quarterly valuation date for the year.
 ** In this example, the first quarterly value after the first withdrawal is $118,000 on June 1, yielding an adjusted Annual Income Amount of $5,900.00. This amount is adjusted on August 6 to reflect the $5,000 withdrawal. The calculations for the adjustments are:
   . The Account Value of $118,000 on June 1 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Total Annual Income Amount for the Annuity Year), resulting in an adjusted Account Value of $114,500 before the excess withdrawal.
   . This amount ($114,500) is further reduced by 1.41% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Quarterly Value of $112,885.55.

 The adjusted Annual Income Amount is carried forward to the next quarterly anniversary date of September 1. At this time, we compare this amount to 5% of the Account Value on September 1. Since the June 1 adjusted Annual Income Amount of $5,644.28 is higher than $5,600.00 (5% of $112,000), we continue to carry $5,644.28 forward to the next and final quarterly anniversary date of December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,644.28, the adjusted Annual Income Amount is reset to $5,950.00.

 In this example, 5% of the December 1 value yields the highest amount of $5,950.00. Since this amount is higher than the current year's Annual Income Amount of $5,915.49 adjusted for excess withdrawals, the Annual Income Amount for the next Annuity Year, starting on December 2, 2008 and continuing through December 1, 2009, will be stepped-up to $5,950.00.

 BENEFITS UNDER TRUEINCOME - SPOUSAL HIGHEST DAILY 7
..   To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount or as a result of the fee that we assess for TrueIncome - Spousal Highest Daily 7, and amounts are still payable under TrueIncome - Spousal Highest Daily 7, we will make an additional payment, if any, for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this section. We will make payments until the death of the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death. To the extent that cumulative withdrawals in the current Annuity Year that reduced your
    Account Value to zero are more than the Annual Income Amount, TrueIncome - Spousal Highest Daily 7 terminates, and no additional payments will be made. However, if a withdrawal in the latter scenario was taken to meet required minimum distribution requirements under the Annuity, then the benefit will not terminate, and we will continue to pay the Annual Income Amount in the form of a fixed annuity.
..   If Annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving Annuity payments and there is a Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

       (1)apply your Account Value to any Annuity option available; or
       (2)request that, as of the date Annuity payments are to begin, we make Annuity payments each year equal to the Annual Income Amount. We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death. If, due to death of a Designated Life or divorce prior to annuitization, only a single Designated Life remains, then Annuity payments will be made as a life annuity for the lifetime of the Designated Life.

 We must receive your request in a form acceptable to us at our office.

 In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a joint and survivor or single (as applicable) life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such Annuity payments will be the greater of:

       (1)the present value of the future Annual Income Amount payments. Such present value will be calculated using the greater of the joint and survivor or single (as applicable) life fixed annuity rates then currently available or the joint and survivor or single (as applicable) life fixed annuity rates guaranteed in your Annuity; and
       (2)the Account Value.

..   If no withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.
..   Please note that payments that we make under this benefit after the Annuity
    Anniversary coinciding with or next following the older of the owner or Annuitant's 95/th/ birthday, will be treated as annuity payments.

 OTHER IMPORTANT CONSIDERATIONS
..   Withdrawals under TrueIncome - Spousal Highest Daily 7 are subject to all of the terms and conditions of the Annuity, including any CDSC that may apply. Note that if your withdrawal of the Annual Income Amount in a given Annuity Year exceeds the applicable free withdrawal amount under the Annuity (but is not considered Excess Income), we will not impose any CDSC on the amount of that withdrawal. However, we may impose a CDSC on the portion of a withdrawal that is deemed Excess Income.
..   Withdrawals made while TrueIncome - Spousal Highest Daily 7 is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. TrueIncome - Spousal Highest Daily 7 does not directly affect the Account Value or surrender value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity you will receive the current surrender value.
..   You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing TrueIncome - Spousal Highest Daily 7. TrueIncome - Spousal Highest Daily 7 provides a guarantee that if your Account Value declines due to Sub-account performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.

..   You should carefully consider when to begin taking withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your Financial Professional when it may be appropriate for you to begin taking withdrawals.

..   Upon inception of the benefit, and to maintain the benefit, 100% of your
    Account Value must have been allocated to the permitted Sub-accounts.
..   You cannot allocate purchase payments or transfer Account Value to or from the AST Investment Grade Bond Portfolio Sub-account (as described below) if you elect this benefit. A summary description of the AST Investment Grade Bond Portfolio appears within the prospectus section entitled "What Are The Investment Objectives and Policies of The Portfolios?". Upon the initial transfer of your Account Value into an AST Investment Grade Bond Portfolio, we will send a prospectus for that Portfolio to you along with your confirmation. In addition, you can find a copy of the AST Investment Grade Bond Portfolio prospectus by going to www.accessallstate.com.

..   Transfers to and from the elected Sub-accounts and the AST Investment Grade
    Bond Portfolio Sub-account triggered by the mathematical formula component of the benefit will not count toward the maximum number of free transfers allowable under an Annuity.
..   You must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to maintain TrueIncome
    - Spousal Highest Daily 7. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, we will not compel you to re-allocate your Account Value in accordance with our newly adopted requirements. Subject to any change in requirements, transfers of Account Value and allocation of additional purchase payments may be subject to new investment limitations.
..   If you elect this benefit and in connection with that election, you are required to reallocate to permitted investment options, then on the Valuation Day we receive your request in Good Order, we will (i) sell units of the non-permitted investment options and (ii) invest the proceeds of those sales in the permitted investment options that you have designated. During this reallocation process, your Account Value allocated to the Sub-accounts will remain exposed to investment risk, as is the case generally. The newly-elected benefit will commence at the close of business on the following Valuation Day. Thus, the protection afforded by the newly-elected benefit will not arise until the close of business on the following Valuation Day.
..   The fee for TrueIncome - Spousal Highest Daily 7 is 0.75% annually of the
    Protected Withdrawal Value. We deduct this fee at the end of each quarter, where each such quarter is part of a year that begins on the effective date of the benefit or an anniversary thereafter. Thus, on each such quarter-end (or the next Valuation Day, if the quarter-end is not a Valuation Day), we deduct 0.1875% of the Protected Withdrawal Value at the end of the quarter. We deduct the fee pro rata from each of your Sub-accounts including the AST Investment Grade Bond Sub-account. Since this fee is based on the Protected Withdrawal Value, the fee for TrueIncome - Spousal Highest Daily 7 may be greater than it would have been, had it been based on the Account Value alone. If the fee to be deducted exceeds the current Account Value, we will reduce the Account Value to zero, and continue the benefit as described above.

..   You will begin paying the charge for this benefit as of the effective date of the benefit, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments.


 ELECTION OF AND DESIGNATIONS UNDER THE BENEFIT.
 We no longer permit new elections of TrueIncome - Spousal Highest Daily 7. Elections of TrueIncome - Spousal Highest Daily 7 must have been based on two Designated Lives. Designated Lives must be natural persons who are each other's spouses at the time of election of the benefit and at the death of the first of the Designated Lives to die. TrueIncome - Spousal Highest Daily 7 could only be elected where the Owner, Annuitant, and Beneficiary designations are as follows:
..   One Annuity Owner, where the Annuitant and the Owner are the same person and the beneficiary is the Owner's spouse. The Owner/Annuitant and the beneficiary each must be at least 59 1/2 years old at the time of election; or
..   Co-Annuity Owners, where the Owners are each other's spouses. The beneficiary designation must be the surviving spouse, or the spouses named equally. One of the owners must be the Annuitant. Each Owner must each be at least 59 1/2 years old at the time of election; or
..   One Annuity Owner, where the Owner is a custodial account established to hold retirement assets for the benefit of the Annuitant pursuant to the provisions of Section 408(a) of the Internal Revenue Code (or any successor Code section thereto) ("Custodial Account"), the beneficiary is the Custodial Account, and the spouse of the Annuitant is the Contingent Annuitant. Both the Annuitant and the Contingent Annuitant each must be at least 59 1/2 years old at the time of election.

 We do not permit a change of Owner under this benefit, except as follows:
 (a)if one Owner dies and the surviving spousal Owner assumes the Annuity or
 (b)if the Annuity initially is co-owned, but thereafter the Owner who is not the Annuitant is removed as Owner. We permit changes of beneficiary under this benefit. If the Designated Lives divorce, TrueIncome - Spousal Highest Daily 7 may not be divided as part of the divorce settlement or judgment. Nor may the divorcing spouse who retains ownership of the Annuity appoint a new Designated Life upon re-marriage.

 If you wish, you may cancel TrueIncome - Spousal Highest Daily 7, however you will not be permitted to re-elect the benefit or elect any other living benefit. Upon cancellation of TrueIncome - Spousal Highest Daily 7, any Account Value allocated to the AST Investment Grade Bond Portfolio Sub-account used with the pre-determined mathematical formula will be reallocated to the Permitted Sub-Accounts according to your most recent allocation instruction or in absence of such instruction, pro-rata according to the value of your Sub-accounts at the time of the reallocation. You should be aware that upon termination of TrueIncome - Spousal Highest Daily 7, you will lose the Protected Withdrawal Value (including the Tenth Anniversary Date Guarantee), Annual Income Amount, and the Return of Principal Guarantee that you had accumulated under the benefit.

 RETURN OF PRINCIPAL GUARANTEE
 If you have not made a withdrawal before the Tenth Anniversary, we will increase your Account Value on that Tenth Anniversary (or the next Valuation Day, if that anniversary is not a Valuation Day), if the requirements set forth in this paragraph are met. On the Tenth Anniversary, we add:

 a) your Account Value on the day that you elected TrueIncome - Spousal Highest Daily 7; and
 b) the sum of each Purchase Payment you made (including any Credits) during the one-year period after you elected the benefit.

 If the sum of (a) and (b) is greater than your Account Value on the Tenth Anniversary, we increase your Account Value to equal the sum of (a) and (b), by contributing funds from our general account. If the sum of (a) and (b) is less than or equal to your Account Value on the Tenth Anniversary, we make no such adjustment. The amount that we add to your Account Value under this provision will be allocated to each of your variable investment options (including the bond Sub-account used with this benefit), in the same proportion that each such Sub-account bears to your total Account Value, immediately before the application of the amount. Any such amount will not be considered a Purchase Payment when calculating your Protected Withdrawal Value, your death benefit, or the amount of any optional benefit that you may have selected, and therefore will have no direct impact on any such values at the time we add this amount. This potential addition to Account Value is available only if you have elected TrueIncome - Spousal Highest Daily 7 and if you meet the conditions set forth in this paragraph. Thus, if you take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee.

 TERMINATION OF THE BENEFIT
 You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election will apply as described above. The benefit terminates: (i) if upon the death of the first Designated Life, the surviving Designated Life opts to take the death benefit under the Annuity (thus, the benefit does not terminate solely because of the death of the first Designated Life) (ii) upon the death of the second Designated Life, (iii) upon your termination of the benefit (although if you have elected to take annuity payments in the form of the Annual Income Amount, we will continue to pay the Annual Income Amount) (iv) upon your surrender of the Annuity (v) upon your election to begin receiving annuity payments (vi) if both the Account Value and Annual Income Amount equal zero or
 (vii) if you cease to meet our requirements for issuing the benefit (see Election of and Designations under the Benefit).

 Upon termination of TrueIncome - Spousal Highest Daily 7 other than upon death of a Designated Life, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the AST Investment Grade Bond Portfolio Sub-account (as defined below) to your variable investment options, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options).

 MATHEMATICAL FORMULA COMPONENT OF TRUEINCOME - SPOUSAL HIGHEST DAILY 7
 As indicated above, we limit the Sub-accounts to which you may allocate Account Value if you had elected TrueIncome - Spousal Highest Daily 7. For purposes of the benefit, we refer to those permitted Sub-accounts as the "Permitted Sub-accounts". As a requirement of participating in TrueIncome - Spousal Highest Daily 7, we require that you participate in our specialized asset transfer benefit, under which we may transfer Account Value between the Permitted Sub-accounts and a specified bond fund within the Advanced Series Trust (the "AST Investment Grade Bond Sub-account"). We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary formula, discussed below. The AST Investment Grade Bond Sub-account is available only with this benefit, and thus you may not allocate purchase payments to the AST Investment Grade Bond Sub-account. Under the formula component of TrueIncome - Spousal Highest Daily 7, we monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account. Any transfer would be made in accordance with a pre-determined mathematical formula, which is set forth in Appendix F to this prospectus.

 Speaking generally, the formula, which we apply each Valuation Day, operates as follows. The formula starts by identifying an income basis for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) income amount. Note that we use 5% in the formula, irrespective of the Annuitant's attained age. Then we produce an estimate of the total amount we would target in our allocation model, based on the projected income amount and factors set forth in the formula. In the formula, we refer to that value as the "Target Value" or "L". If you have already made a withdrawal, your projected income amount (and thus your Target Value) would take into account any automatic step-up, any subsequent purchase payments, and any excess withdrawals. Next, the formula subtracts from the Target Value the amount held within the AST Investment Grade Bond Sub-account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the AST Investment Grade Bond Sub-account, is called the "Target Ratio" or "r". If the Target Ratio exceeds a certain percentage (currently 83%), it means essentially that too much Target Value is not offset by assets within the AST Investment Grade Bond Sub-account, and therefore we will transfer an amount from your Permitted Sub-accounts to the AST Investment Grade Bond Sub-account. Conversely, if the Target Ratio falls below a certain percentage (currently 77%), then a transfer from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts would occur. If you elect the new formula (90% Cap Rule), see the discussion below.

 As you can glean from the formula, poor investment performance of your Account Value may result in a transfer of a portion of your variable Account Value to the AST Investment Grade Bond Sub-account because such poor investment performance will tend to increase the Target Ratio. Moreover, "flat" investment returns of your Account Value over a period of time also could result in the transfer of your Account Value from the Permitted Sub-accounts to the AST Investment Grade Bond Sub-account. Because the amount allocated to the AST Investment Grade Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account so that the Target Ratio meets a target, which currently is equal to 80%. Once you elect TrueIncome - Spousal Highest Daily 7, the ratios we use will be fixed. For newly-issued Annuities that elect TrueIncome - Spousal Highest Daily 7 and existing Annuities that elect TrueIncome - Spousal Highest Daily 7, however, we reserve the right, subject to regulatory approval, to change the ratios.

 While you are not notified when your Annuity reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the AST Investment Grade Bond Sub-account. The formula by which the reallocation trigger operates is designed primarily to mitigate the financial risks that we incur in providing the guarantee under TrueIncome - Spousal Highest Daily 7.

 Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:
   . Not make any transfer between the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account; or
   . If a portion of your Account Value was previously allocated to the AST Investment Grade Bond Sub-account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options); or
   . Transfer all or a portion of your Account Value in the Permitted Sub-accounts pro-rata to the AST Investment Grade Bond Sub-account.

 Therefore, at any given time, some, none, or all of your Account Value may be allocated to the AST Investment Grade Bond Sub-account. If your entire Account Value is transferred to the AST Investment Grade Bond Sub-account, then based on the way the formula operates, the formula will not transfer amounts out of the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts and the entire Account Value would remain in the AST Investment Grade Bond Sub-account. If you make additional purchase payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional purchase payments may or may not cause the formula to transfer money in or out of the AST Investment Grade Bond Sub-account. Once the purchase payments are allocated to your Annuity, they will also be subject to the formula, which may result in immediate transfers to or from the AST Investment Grade Bond Sub-accounts, if dictated by the formula. The amount of any such transfers will vary (and in some instances could be large) as dictated by the formula, and will depend on the factors listed below.

 The amount that is transferred to and from the AST Investment Grade Bond Sub-account pursuant to the formula depends upon a number of factors unique to your Annuity (and is not necessarily directly correlated with the securities markets, bond markets, or interest rates, in general) including:
   . The difference between your Account Value and your Protected Withdrawal Value;
   .   How long you have owned TrueIncome - Spousal Highest Daily 7;
   .   The performance of the Permitted Sub-accounts you have chosen;
   .   The performance of the AST Investment Grade Bond Sub-account;
   . The amount you have allocated to each of the Permitted Sub-accounts you have chosen;
   .   The amount you have allocated to the AST Investment Grade Bond
       Sub-account;
   .   Additional purchase payments, if any, you make to your Annuity;
   . Withdrawals, if any, you take from your Annuity (withdrawals are taken pro rata from your Account Value).

 Any Account Value in the AST Investment Grade Bond Sub-account will not be available to participate in the investment experience of the Permitted Sub-accounts if there is a recovery until it is moved out of the AST Investment Grade Bond Sub-account.

 The more of your Account Value allocated to the AST Investment Grade Bond Sub-account under the formula, the greater the impact of the performance of that Sub-account in determining whether (and how much) of your Account Value is transferred back to the Permitted Sub-accounts. Further, it is possible under the formula, that if a significant portion your Account Value is allocated to the AST Investment Grade Bond Sub-account and that Sub-account has good performance but the performance of your Permitted Sub-accounts is negative, that the formula might transfer your Account Value to the Permitted Sub-accounts. Thus, the converse is true too (the more you have allocated to the Permitted Sub-accounts, the greater the impact of the performance of those Sub-accounts will have on any transfer to the AST Investment Grade Bond Sub-account).

 ADDITIONAL TAX CONSIDERATIONS
 If you purchase an annuity as an investment vehicle for "qualified" investments, including an IRA or SEP-IRA, the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70 1/2. Roth IRAs are not subject to these rules during the owner's lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that Required Minimum Distributions due from your Annuity are greater than such amounts. In addition, the amount and duration of payments under the annuity payment and death benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as Required Minimum Distribution provisions under the tax law. Please note, however, that any withdrawal you take prior to the Tenth Anniversary, even if withdrawn to satisfy required minimum distribution rules, will cause you to lose the ability to receive the Return of Principal Guarantee and the guaranteed amount described above under "Key Feature - Protected Withdrawal Value".

 As indicated, withdrawals made while this benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this benefit here.

 OPTIONAL 90% CAP RULE FEATURE FOR THE FORMULA FOR TRUEINCOME - SPOUSAL HIGHEST DAILY 7

 THE OPTIONAL 90% CAP FEATURE IS AVAILABLE FOR ELECTION ONLY ON OR AFTER
 JULY 27, 2009 AND ONLY IN THOSE JURISDICTIONS WHERE WE HAVE RECEIVED REGULATORY APPROVAL, AND WILL BE OFFERED SUBSEQUENTLY IN OTHER JURISDICTIONS WHEN WE RECEIVE REGULATORY APPROVAL IN THOSE JURISDICTIONS.

 If you currently own an Annuity and have elected TrueIncome - Spousal Highest Daily 7, you can elect this feature which utilizes a new mathematical formula. The new formula is described below and will replace the "Transfer Calculation" portion of the formula currently used in connection with your benefit on a prospective basis. There is no cost for adding this feature to your Annuity. This election may only be made once and may not be revoked once elected. The new formula is found in Appendix F of this prospectus (page F-3). There is no cost to adding this feature to your Annuity. Only the election of the 90% Cap will prevent all of your Account Value from being allocated to the AST Investment Grade Bond Portfolio Sub-account. If all of your Account Value is currently allocated to the AST Investment Grade Bond Portfolio Sub-account, it will not transfer back to the Permitted Sub-accounts unless you elect the 90% Cap feature. If you make additional Purchase Payments, they may or may not result in a transfer to or from the AST Investment Grade Bond Portfolio Sub-account.

 Under the new formula, the formula will not execute a transfer to the AST Investment Grade Bond Sub-account that results in more than 90% of your Account Value being allocated to the AST Investment Grade Bond Sub-account ("90% cap" or 90% cap rule"). Thus, on any Valuation Day, if the formula would require a transfer to the AST Investment Grade Bond Sub-account that would result in more than 90% of the Account Value being allocated to the AST Investment Grade Bond Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the AST Investment Grade Bond Sub-account will be transferred. Additionally, future transfers into the AST Investment Grade Bond Sub-account will not be made (regardless of the performance of the AST Investment Grade Bond Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST Investment Grade Bond Sub-account. Once this transfer occurs out of the AST Investment Grade Bond Sub-account, future amounts may be transferred to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap). At no time will the formula make a transfer to the AST Investment Grade Bond Sub-account that results in greater than 90% of your Account Value being allocated to the AST Investment Grade Bond Sub-account. HOWEVER, IT IS POSSIBLE THAT, DUE TO THE INVESTMENT PERFORMANCE OF YOUR ALLOCATIONS IN THE AST INVESTMENT GRADE BOND SUB-ACCOUNT AND YOUR ALLOCATIONS IN THE PERMITTED SUB-ACCOUNTS YOU HAVE SELECTED, YOUR ACCOUNT VALUE COULD BE MORE THAN 90% INVESTED IN THE AST INVESTMENT GRADE BOND SUB-ACCOUNT.

 If you make additional purchase payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional purchase payments to the AST Investment Grade Bond Sub-account at least until there is first a transfer out of the AST Investment Grade Bond Sub-account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the AST Investment Grade Bond Sub-account, and the formula will still not transfer any of your Account Value to the AST Investment Grade Bond
 Sub-account (at least until there is first a transfer out of the AST
 Investment Grade Bond Sub-account). For example,
..   March 19, 2009 - a transfer is made that results in the 90% cap being met and now $90,000 is allocated to the AST Investment Grade Bond Sub-account and $10,000 is allocated to the Permitted Sub-accounts.
..   March 20, 2009 - you make an additional purchase payment of $10,000. No transfers have been made from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2009.
..   As of March 20, 2009 (and at least until first a transfer is made out of the AST Investment Grade Bond Sub-account under the formula) - the $10,000 payment is allocated to the Permitted Sub-accounts and now you have 82% in the AST Investment Grade Bond Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 is allocated to the AST Investment Grade Bond Sub-account).
..   Once there is a transfer out of the AST Investment Grade Bond Sub-account
    (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap).

 Under the operation of the formula, the 90% cap may come into existence and may be removed multiple times while you participate in the benefit. We will continue to monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account as dictated by the formula. Once you elect this feature, the new transfer formula described above and set forth in Appendix F will be the formula for your Annuity.

 In the event that more than ninety percent (90%) of your Account Value is allocated to the AST Investment Grade Bond Sub-account and you have elected this feature, up to ten percent (10%) of your Account Value currently allocated to the AST

 Investment Grade Bond Sub-account will be transferred to your Permitted Sub-accounts, such that after the transfer, 90% of your Account Value on the date of the transfer is in the AST Investment Grade Bond Sub-account. The transfer to the Permitted Sub-accounts will be based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). It is possible that additional transfers might occur after this initial transfer if dictated by the formula. The amounts of such additional transfer(s) will vary. If on the date this feature is elected 100% of your Account Value is allocated to the AST Investment Grade Bond Sub-account, a transfer of an amount equal to 10% of your Account Value will be made to your Permitted Sub-accounts. WHILE THERE ARE NO ASSURANCES THAT FUTURE TRANSFERS WILL OCCUR, IT IS POSSIBLE THAT AN ADDITIONAL TRANSFER(S) TO THE PERMITTED SUB-ACCOUNTS COULD OCCUR FOLLOWING THE VALUATION DAY(S), AND IN SOME INSTANCES (BASED ON THE FORMULA) THE ADDITIONAL TRANSFER(S) COULD BE LARGE.

 Once the 90% cap rule is met, future transfers into the AST Investment Grade Bond Sub-account will not be made (regardless of the performance of the AST Investment Grade Bond Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST Investment Grade Bond Sub-account. Once this transfer occurs out of the AST Investment Grade Bond Sub-account, future amounts may be transferred to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap).

 IMPORTANT CONSIDERATION WHEN ELECTING THE NEW FORMULA:
..   At any given time, some, most or none of your Account Value may be allocated to the AST Investment Grade Bond Sub-account.
..   Please be aware that because of the way the 90% cap formula operates, it is possible that more than or less than 90% of your Account Value may be allocated to the AST Investment Grade Bond Sub-account.
..   If this feature is elected, any Account Value transferred to the Permitted
    Sub-accounts is subject to the investment performance of those Sub-accounts. Your Account Value can go up or down depending on the performance of the Permitted Sub-accounts you select.

                                 DEATH BENEFIT

 WHAT TRIGGERS THE PAYMENT OF A DEATH BENEFIT?
 Each Annuity provides a Death Benefit during its accumulation period. If an Annuity is owned by one or more natural persons, the Death Benefit is payable upon the first death of an Owner. If an Annuity is owned by an entity, the Death Benefit is payable upon the Annuitant's death. The person upon whose death the Death Benefit is paid is referred to below as the "decedent."

 BASIC DEATH BENEFIT
 Each Annuity provides a basic Death Benefit at no additional charge. The Insurance Charge we deduct daily from your Account Value allocated to the Sub-accounts is used, in part, to pay us for the risk we assume in providing the basic Death Benefit guarantee under an Annuity. Each Annuity also offers two different optional Death Benefits that can be purchased for an additional charge. The additional charge is deducted to compensate Allstate Life for providing increased insurance protection under the optional Death Benefits. NOTWITHSTANDING THE ADDITIONAL PROTECTION PROVIDED UNDER THE OPTIONAL DEATH BENEFITS, THE ADDITIONAL COST HAS THE IMPACT OF REDUCING THE NET PERFORMANCE OF THE INVESTMENT OPTIONS. IN ADDITION, WITH RESPECT TO THE X SERIES, UNDER CERTAIN CIRCUMSTANCES, YOUR DEATH BENEFIT MAY BE REDUCED BY THE AMOUNT OF ANY PURCHASE CREDITS WE APPLIED TO YOUR PURCHASE PAYMENTS. (SEE "HOW ARE PURCHASE CREDITS APPLIED TO MY ACCOUNT VALUE".)

 The basic Death Benefit is equal to the greater of:
..   The sum of all Purchase Payments (and, for the X series, the amount of any
    Purchase Credits received more than 12 months prior to death) less the sum of all proportional withdrawals.
..   The sum of your Account Value in the Sub-accounts and the Fixed Rate
    Options (less the amount of any Purchase Credits applied within 12-months prior to the date of death, in the case of the X Series).

 "PROPORTIONAL WITHDRAWALS" are determined by calculating the percentage of your Account Value that each prior withdrawal represented when withdrawn. For example, a withdrawal of 50% of Account Value would be considered as a 50% reduction in Purchase Payments for purposes of calculating the basic Death Benefit.

 OPTIONAL DEATH BENEFITS

 One optional Death Benefit is offered for purchase with your Annuity to provide an enhanced level of protection for your beneficiaries. We reserve the right to cease offering any optional death benefit. Key terms that we use to describe the optional death benefit are set forth within the description of the optional death benefit.


 CURRENTLY, THESE BENEFITS ARE ONLY OFFERED IN THOSE JURISDICTIONS WHERE WE HAVE RECEIVED REGULATORY APPROVAL AND MUST BE ELECTED AT THE TIME THAT YOU PURCHASE YOUR ANNUITY. HOWEVER, WITH RESPECT TO THE L SERIES, IF NOT PREVIOUSLY ELECTED, THE COMBINATION 5% ROLL-UP AND HAV DEATH BENEFIT MAY BE ELECTED ON THE FIFTH ANNUITY ANNIVERSARY AND EACH ANNUITY ANNIVERSARY THEREAFTER, BUT NOT LATER THAN THE TENTH ANNUITY ANNIVERSARY. WE MAY, AT A LATER DATE, ALLOW EXISTING ANNUITY OWNERS TO PURCHASE AN OPTIONAL DEATH BENEFIT SUBJECT TO OUR RULES AND ANY CHANGES OR RESTRICTIONS IN THE BENEFITS. THE "COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE" DEATH BENEFIT MAY ONLY BE ELECTED INDIVIDUALLY, AND CANNOT BE ELECTED IN COMBINATION WITH ANY OTHER OPTIONAL DEATH BENEFIT. IF YOU ELECT TRUEINCOME - SPOUSAL OR TRUEINCOME
 - SPOUSAL HIGHEST DAILY 7, YOU ARE NOT PERMITTED TO ELECT AN OPTIONAL DEATH BENEFIT. WITH RESPECT TO THE X SERIES, UNDER CERTAIN CIRCUMSTANCES, EACH OPTIONAL DEATH BENEFIT THAT YOU ELECT MAY BE REDUCED BY THE AMOUNT OF PURCHASE CREDITS APPLIED TO YOUR PURCHASE PAYMENTS.

 INVESTMENT RESTRICTIONS MAY APPLY IF YOU ELECT CERTAIN OPTIONAL DEATH BENEFITS. SEE THE CHART IN THE "INVESTMENT OPTIONS" SECTION OF THE PROSPECTUS FOR A LIST OF INVESTMENT OPTIONS AVAILABLE AND PERMITTED WITH EACH BENEFIT.

 Combination 5% Roll-up and Highest Anniversary Value ("HAV") Death Benefit

 If an Annuity has one Owner, the Owner must be age 79 or less at the time the Combination 5% Roll-up and HAV Optional Death Benefit is purchased. If an Annuity has joint Owners, the oldest Owner must be age 79 or less. If the Annuity is owned by an entity, the Annuitant must be age 79 or less.

 Certain of the Portfolios offered as Sub-accounts under an Annuity may not be available if you elect the Combination 5% Roll-up and HAV Death Benefit. If you elect this benefit, you must allocate your Account Value in accordance with the then permitted and available option(s) shown on page 16. In addition, we reserve the right to require you to use certain asset allocation model(s). If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, that new requirement will apply only to new elections of the benefit, and will not compel you to re-allocate your Account Value in accordance with our newly-adopted requirements. All subsequent transfers and purchase payments will be subject to the new investment limitations.

 CALCULATION OF THE COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
 The Combination 5% Roll-up and HAV Death Benefit equals the greatest of:

       1. the basic Death Benefit described above; and
       2. the Highest Anniversary Value Death Benefit described below, and
       3. 5% Roll-up described below. The calculation of the 5% Roll-up depends on whether death occurs before or after the Death Benefit Target Date.

       If the Owner dies before the Death Benefit Target Date the 5% Roll up is equal to:


       . all Purchase Payments (including any Purchase Credits applied to such Purchase Payments more than twelve (12) months prior to date of death in the case of the X Series or as otherwise provided for under applicable State law) increasing at an annual effective interest rate of 5% starting on the date that each Purchase Payment is made and ending on the Owner's date of death;


    MINUS

       . the sum of all withdrawals, dollar for dollar up to 5% of the Death Benefit's value as of the prior Annuity Anniversary (or Issue Date if the withdrawal is in the first contract year). Any withdrawals in excess of the 5% dollar for dollar limit are proportional.

       If the Owner dies on or after the Death Benefit Target Date the 5% Roll-up is equal to:


       . the 5% Roll-up value as of the Death Benefit Target Date increased by total Purchase Payments (including any Purchase Credits applied to such Purchase Payments more than twelve (12) months prior to date of death in the case of the X Series or as otherwise provided for under applicable State law) made after the Death Benefit Target Date;


    MINUS

       . the sum of all withdrawals which reduce the 5% Roll-up proportionally.


 In the case of the X Series, as indicated, the amounts calculated in Items 1, 2 and 3 above (before, on or after the Death Benefit Target Date) may be reduced by any Purchase Credits under certain circumstances if allowed under applicable State law. Please refer to the definitions of Death Benefit Target Date below. This Death Benefit may not be an appropriate feature where the Owner's age is near the age specified in the Death Benefit Target Date. This is because the benefit may not have the same potential for growth as it otherwise would, since there will be fewer Annuity anniversaries before the Death Benefit Target Date is reached.


 CALCULATION OF HIGHEST ANNIVERSARY VALUE DEATH BENEFIT The HAV Death Benefit depends on whether death occurs before or after the Death Benefit Target Date.

       If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greater of:

       1. the basic Death Benefit described above; and
       2. the Highest Anniversary Value as of the Owner's date of death.

       If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:

       1. the basic Death Benefit described above; and
       2. the Highest Anniversary Value on the Death Benefit Target Date plus the sum of all Purchase Payments (including any Purchase Credits applied to such Purchase Payments more than twelve (12) months prior to date of death in the case of the X series) less the sum of all proportional withdrawals since the Death Benefit Target Date.

       THE AMOUNT DETERMINED BY THIS CALCULATION IS INCREASED BY ANY PURCHASE PAYMENTS RECEIVED AFTER THE OWNER'S DATE OF DEATH AND DECREASED BY ANY PROPORTIONAL WITHDRAWALS SINCE SUCH DATE.

       THE "COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE" DEATH BENEFIT DESCRIBED ABOVE IS CURRENTLY BEING OFFERED IN THOSE JURISDICTIONS WHERE WE HAVE RECEIVED REGULATORY APPROVAL. THE "COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE" DEATH BENEFIT IS NOT AVAILABLE IF YOU ELECT ANY OTHER OPTIONAL DEATH BENEFIT OR ELECT TRUEINCOME - SPOUSAL OR TRUEINCOME - SPOUSAL HIGHEST DAILY 7.

 See Appendix C for examples of how the Combination 5% Roll-up and Highest Anniversary Value Death Benefit is calculated.

 Key Terms Used with the Combination 5% Roll-up and Highest Anniversary Value Death Benefit:

..   The Death Benefit Target Date for the Combination 5% Roll-up and HAV Death
    Benefit is the later of the Annuity Anniversary on or after the 80/th/ birthday of either the current Owner, the older of the joint Owners, or the Annuitant, if entity owned, or five years after the Issue Date of an Annuity.

..   The Highest Anniversary Value equals the highest of all previous
    "Anniversary Values" less proportional withdrawals since such anniversary and plus any Purchase Payments (and associated Purchase Credits received more than 12 months prior to death for the X series or as otherwise provided for under applicable State law) since such anniversary.
..   The Anniversary Value is the Account Value as of each anniversary of the
    Issue Date of an Annuity. The Anniversary Value on the Issue Date is equal to your Purchase Payment (including any Purchase Credits applied to such Purchase Payments more than twelve (12) months prior to date of death in the case of the X Series or as otherwise provided for under applicable State law).

..   Proportional Withdrawals are determined by calculating the percentage of your Account Value that each prior withdrawal represented when withdrawn. Proportional withdrawals result in a reduction to the Highest Anniversary Value or 5% Roll-up value by reducing such value in the same proportion as the Account Value was reduced by the withdrawal as of the date the withdrawal occurred. For example, if your Highest Anniversary Value or 5% Roll-up value is $125,000 and you subsequently withdraw $10,000 at a time when your Account Value is equal to $100,000 (a 10% reduction), when calculating the optional Death Benefit we will reduce your Highest Anniversary Value ($125,000) by 10% or $12,500.

 HIGHEST DAILY VALUE DEATH BENEFIT ("HDV")
 The Highest Daily Value Death Benefit is no longer available for new elections. If an Annuity has one Owner, the Owner must have been age 79 or less at the time the Highest Daily Value Death Benefit was elected. If an Annuity has joint Owners, the older Owner must have been age 79 or less. If there are joint Owners, death of the Owner refers to the first to die of the joint Owners. If an Annuity is owned by an entity, the Annuitant must have been age 79 or less at the time of election and death of the Owner refers to the death of the Annuitant.

 If you elected this benefit, you must allocate your Account Value in accordance with the then permitted and available option(s) with this benefit. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, that new requirement will apply only to new elections of the benefit, and will not compel you to re-allocate your Account Value in accordance with our newly-adopted requirements. All subsequent transfers and purchase payments will be subject to the new investment limitations.

 The HDV Death Benefit depends on whether death occurs before or after the Death Benefit Target Date.

       If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greater of:

       1. the basic Death Benefit described above; and
       2. the HDV as of the Owner's date of death.

       If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:


       1. the basic Death Benefit described above; and 2. the HDV on the Death Benefit Target Date plus the sum of all Purchase Payments (including any Purchase Credits applied to such Purchase Payments more than twelve (12) months prior to the date of death in the case of the X Series or as otherwise provided for under applicable State law) less the sum of all proportional withdrawals since the Death Benefit Target Date.


       THE AMOUNT DETERMINED BY THIS CALCULATION IS INCREASED BY ANY PURCHASE PAYMENTS RECEIVED AFTER THE OWNER'S DATE OF DEATH AND DECREASED BY ANY PROPORTIONAL WITHDRAWALS SINCE SUCH DATE.

       THE HIGHEST DAILY VALUE DEATH BENEFIT DESCRIBED ABOVE WAS OFFERED IN THOSE JURISDICTIONS WHERE WE RECEIVED REGULATORY APPROVAL. THE HIGHEST DAILY VALUE DEATH BENEFIT WAS NOT AVAILABLE IF YOU ELECTED TRUEACCUMULATION - HIGHEST DAILY, TRUEINCOME - HIGHEST DAILY, TRUEINCOME
       - SPOUSAL, TRUEINCOME - HIGHEST DAILY 7, TRUEINCOME - SPOUSAL HIGHEST DAILY 7, OR THE COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT.

 See Appendix C for examples of how the Highest Daily Value Death Benefit is calculated.

 KEY TERMS USED WITH THE HIGHEST DAILY VALUE DEATH BENEFIT:
..   The Death Benefit Target Date for the Highest Daily Value Death Benefit is
    the later of an Annuity anniversary on or after the 80/th/ birthday of the current Owner, or the older of either joint Owner, or the Annuitant, if entity owned, or five years after the Issue Date of an Annuity.

..   The Highest Daily Value equals the highest of all previous "Daily Values"
    less proportional withdrawals since such date and plus any Purchase Payments (plus associated Purchase Credits applied more than twelve
    (12) months prior to the date of death in the case of the X Series or as otherwise provided for under applicable State law) since such date.

..   The Daily Value is the Account Value as of the end of each Valuation Day.
    The Daily Value on the Issue Date is equal to your Purchase Payment (plus associated Purchase Credits applied more than twelve (12) months prior to the date of death in the case of the X Series).
..   Proportional Withdrawals are determined by calculating the percentage of your Account Value that each prior withdrawal represented when withdrawn. Proportional withdrawals result in a reduction to the Highest Daily Value by reducing such value in the same proportion as the Account Value was reduced by the withdrawal as of the date the withdrawal occurred. For example, if your Highest Daily Value is $125,000 and you subsequently withdraw $10,000 at a time when your Account Value is equal to $100,000 (a 10% reduction), when calculating the optional Death Benefit we will reduce your Highest Daily Value ($125,000) by 10% or $12,500.

 Please see Appendix C to this prospectus for a hypothetical example of how the HDV Death Benefit is calculated.

 ANNUITIES WITH JOINT OWNERS
 For Annuities with joint Owners, the Death Benefits are calculated as shown above except that the age of the older of the joint Owners is used to determine the Death Benefit Target Date. NOTE: If you and your spouse own your Annuity jointly, we will pay the Death Benefit to the Beneficiary. If the sole primary Beneficiary is the surviving spouse, then the surviving spouse can elect to assume ownership of your Annuity and continue the Annuity instead of receiving the Death Benefit.

 ANNUITIES OWNED BY ENTITIES
 For Annuities owned by an entity, the Death Benefits are calculated as shown above except that the age of the Annuitant is used to determine the Death Benefit Target Date. Payment of the Death Benefit is based on the death of the Annuitant.

 CAN I TERMINATE THE OPTIONAL DEATH BENEFITS? DO THE OPTIONAL DEATH BENEFITS TERMINATE UNDER OTHER CIRCUMSTANCES?

 For the B Series and the X Series, the Combination 5% Roll-up and HAV Death Benefit and the HDV Death Benefit may not be terminated once elected. With respect to the L Series only, (i) if the HDV Death Benefit or Combination 5% Roll-up and HAV Death Benefit is elected on the Issue Date, then you may elect to terminate either benefit on the fifth Annuity anniversary and each Annuity anniversary thereafter (but not later than the tenth Annuity anniversary), but if you do terminate you will revert to the base death benefit, and you may not thereafter re-elect either optional benefit and (ii) if you did not elect any optional death benefit on the Issue Date, then you may elect the Combination 5% Roll-up and HAV Death Benefit on the fifth Annuity anniversary and each Annuity anniversary thereafter (but not later than the tenth Annuity anniversary), but you may not thereafter terminate that election. If your Annuity Anniversary, at the time of election of the Combination 5% Roll-Up and HAV Death Benefit rider, falls on a non-business day, your rider will be added to your Contract on the next Valuation Day. If this occurs, we will compare your "Periodic Value" to your "Unadjusted Account Value" (each as defined in the rider) on that Valuation Day. The optional Death Benefits will terminate automatically on the Annuity Date. We may also terminate any optional Death Benefit if necessary to comply with our interpretation of the Code and applicable regulations.


 WHAT ARE THE CHARGES FOR THE OPTIONAL DEATH BENEFITS?
 We deduct a charge equal to 0.50% per year of the average daily net assets of the Sub-accounts for the HDV Death Benefit. We deduct a charge of 0.80% for the Combination 5% Roll-Up and HAV Death Benefit issued on or after May 1, 2009, and a charge of 0.50% before May 1, 2009. We deduct the charge for each of these benefits to compensate Allstate Life for providing increased insurance protection under the optional Death Benefits. The additional annual charge is deducted daily against your Account Value allocated to the Sub-accounts.

 Please refer to the section entitled "Tax Considerations" for additional considerations in relation to the optional Death Benefit.

 PAYMENT OF DEATH BENEFITS

 ALTERNATIVE DEATH BENEFIT PAYMENT OPTIONS - ANNUITIES OWNED BY INDIVIDUALS (NOT ASSOCIATED WITH TAX-FAVORED PLANS)
 Except in the case of a spousal assumption as described below, upon your death, certain distributions must be made under the contract. The required distributions depend on whether you die before you start taking annuity payments under the contract or after you start taking annuity payments under the Annuity.

 If you die on or after the Annuity Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

 In the event of your death before the Annuity Date, the Death Benefit must be distributed:
   .   within five (5) years of the date of death; or
   . as a series of payments not extending beyond the life expectancy of the Beneficiary or over the life of the Beneficiary. Payments under this option must begin within one year of the date of death.

 Unless you have made an election prior to Death Benefit proceeds becoming due, a Beneficiary can elect to receive the Death Benefit proceeds under the Beneficiary Continuation Option as described below in the section entitled "Beneficiary Continuation Option," as a series of required distributions. Upon our receipt of proof of death, we will send to the beneficiary materials that list these payment options.

 ALTERNATIVE DEATH BENEFIT PAYMENT OPTIONS - ANNUITIES HELD BY TAX-FAVORED PLANS The Code provides for alternative death benefit payment options when an Annuity is used as an IRA or other "qualified investment" that requires
 Minimum Distributions. Upon the Owner's death under an IRA or other "qualified investment", a Beneficiary may generally elect to continue the Annuity and receive required minimum distributions under the Annuity instead of receiving the death benefit in a single payment. The available payment options will depend on whether the Owner died on or before the date he or she was required to begin receiving required minimum distributions under the Code and whether the Beneficiary is the surviving spouse.


   . If you die after a designated beneficiary has been named, the death benefit must be distributed by December 31/st/ of the year including the five year anniversary of the date of death, or as periodic payments not extending beyond the life expectancy of the designated beneficiary (provided such payments begin by December 31/st/ of the year following the year of death). However, if your surviving spouse is the beneficiary, the death benefit can be paid out over the life expectancy of your spouse with such payments beginning no later than December 31/st/ of the year following the year of death or December 31/st/ of the year in which you would have reached age 70 1/2, which ever is later. Additionally, if the contract is payable to (or for the benefit of) your surviving spouse as sole primary beneficiary, the contract may be continued with your spouse as the owner. Note that Worker, Retiree and Employer Recovery Act of 2008 suspended Required Minimum Distributions for 2009. If your beneficiary elects to receive full distribution by December 31/st/ of the year including the five year anniversary of the date of death, 2009 shall not be included in the five year requirement period. This effectively extends this period to December 31/st/ of the year including the six year anniversary date of death.

   . If you die before a designated beneficiary is named and before the date required minimum distributions must begin under the Code, the death benefit must be paid out by December 31/st/ of the year including the five year anniversary of the date of death. For contracts where multiple beneficiaries have been named and at least one of the beneficiaries does not qualify as a designated beneficiary and the account has not been divided into separate accounts by December 31/st/ of the year following the year of death, such contract is deemed to have no designated beneficiary. For this distribution requirement also, 2009 shall not be included in the five year requirement period.
   . If you die before a designated beneficiary is named and after the date required minimum distributions must begin under the Code, the death benefit must be paid out at least as rapidly as under the method then in effect. For contracts where multiple beneficiaries have been named and at least one of the beneficiaries does not qualify as a designated beneficiary and the account has not been divided into separate accounts by December 31/st/ of the year following the year of death, such contract is deemed to have no designated beneficiary.

 A beneficiary has the flexibility to take out more each year than mandated under the required minimum distribution rules.

 Until withdrawn, amounts in an IRA or other "qualified investment" continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the Minimum Distribution rules, are generally subject to tax. You may wish to consult a professional tax advisor for tax advice as to your particular situation.

 For a Roth IRA, if death occurs before the entire interest is distributed, the death benefit must be distributed under the same rules applied to IRAs where death occurs before the date Minimum Distributions must begin under the Code.

 The tax consequences to the beneficiary may vary among the different death benefit payment options. See the Tax Considerations section of this prospectus, and consult your tax advisor.

 BENEFICIARY CONTINUATION OPTION
 Instead of receiving the death benefit in a single payment, or under an Annuity Option, a beneficiary may take the death benefit under an alternative death benefit payment option, as provided by the Code and described above under the sections entitled "Payment of Death Benefit to Beneficiary" and "Alternative Death Benefit Payment Options - Annuities Held by Tax-Favored Plans." This "Beneficiary Continuation Option" is described below and is only available for an IRA, Roth IRA, SEP IRA, or a non-qualified Annuity.

 UNDER THE BENEFICIARY CONTINUATION OPTION:
..   The beneficiary must apply at least $15,000. Thus the death benefit must be at least $15,000.
..   The Owner's Annuity contract will be continued in the Owner's name, for the benefit of the beneficiary.
..   The beneficiary will incur a Settlement Service Charge which is an annual charge assessed on a daily basis against the average assets allocated to the Sub-accounts. For non-qualified and qualified Annuities, the charge is 1.00% per year.
..   The beneficiary will incur an annual maintenance fee equal to the lesser of
    $30 or 2% of Account Value if the Account Value is less than $25,000 at the time the fee is assessed. The fee will not apply if it is assessed 30 days prior to a surrender request.
..   The initial Account Value will be equal to any death benefit (including any optional death benefit) that would have been payable to the beneficiary if they had taken a lump sum distribution.
..   The available Sub-accounts will be among those available to the Owner at the time of death; however certain Sub-Accounts may not be available.
..   The beneficiary may request transfers among Sub-accounts, subject to the same limitations and restrictions that applied to the Owner. Transfers in excess of 20 per year will incur a $10 transfer fee.

..   No Fixed Allocations or fixed interest rate options will be offered.
..   No additional Purchase Payments can be applied to the Annuity.
..   The basic death benefit and any optional benefits elected by the Owner will no longer apply to the beneficiary.
..   The beneficiary can request a withdrawal of all or a portion of the Account
    Value at any time without application of any applicable CDSC.
..   Upon the death of the beneficiary, any remaining Account Value will be paid in a lump sum to the person(s) named by the beneficiary, unless the beneficiary named a successor who may continue receiving payments.

..   If the Beneficiary elects to receive the death benefit proceeds under the
    Beneficiary Continuation Option, we must receive the election in Good Order at least 14 days prior to the first required distribution. If, for any reason, the election impedes our ability to complete the first distribution by the required date, we will be unable to accept the election.


 Currently all Investment Options corresponding to Portfolios of the Advanced Series Trust are available under the Beneficiary Continuation Option.

 Your Beneficiary will be provided with a prospectus and settlement option that will describe this option at the time he or she elects this option. We may pay compensation to the broker-dealer of record on the Annuity based on amounts held in Beneficiary Continuation Option. Please contact us for additional information on the availability, restrictions and limitations that will apply to a beneficiary under the Beneficiary Continuation Option.

 SPOUSAL BENEFICIARY - ASSUMPTION OF ANNUITY
 You may name your spouse as your Beneficiary. If you and your spouse own your Annuity jointly, we assume that the sole primary Beneficiary will be the surviving spouse unless you elect an alternative Beneficiary designation. Unless you elect an alternative Beneficiary designation, the spouse Beneficiary may elect to assume ownership of the Annuity instead of taking the Death Benefit payment. Any Death Benefit (including any optional Death Benefits) that would have been payable to the Beneficiary will become the new Account Value as of the date we receive due proof of death and any required proof of a spousal relationship. As of the date the assumption is effective, the surviving spouse will have all the rights and benefits that would be available under the Annuity to a new purchaser of the same attained age. For purposes of determining any future Death Benefit for the surviving spouse, the new Account Value will be considered as the initial Purchase Payment. No CDSC will apply to the new Account Value. However, any additional Purchase Payments applied after the date the assumption is effective will be subject to all provisions of the Annuity, including any CDSC that may apply to the additional Purchase Payments.



 EXCEPTIONS TO AMOUNT OF DEATH BENEFIT
 There are certain exceptions to the amount of the Death Benefit:

 Death Benefit Suspension Period. You should be aware that there is a Death Benefit suspension period (unless prohibited by applicable law). If the decedent was not the Owner or Annuitant as of the Issue Date, (or within 60 days thereafter) and did not become the Owner or Annuitant due to the prior Owner's or Annuitant's death, any Death Benefit (including any optional Death Benefit) that applies will be suspended for a two-year period as to that person from the date he or she first became Owner or Annuitant. While the two year suspension is in effect, the Death Benefit amount will equal the Account Value, less (if allowed by applicable state law) any Purchase Credits (for the X Series) granted during the period beginning 12 months prior to decedent's date of death and ending on the date we receive Due Proof of death. Thus, if you had elected an Optional Death Benefit, and the suspension were in effect, you would be paying the fee for the Optional Death Benefit even though during the suspension period your Death Benefit would have been limited to the Account Value. After the two year suspension period is completed, the Death Benefit is the same as if the suspension period had not been in force. See the section of the prospectus above generally with regard to changes of Owner and Annuitant that are allowable.

 With respect to a Beneficiary Annuity, the Death Benefit is triggered by the death of the beneficial Owner (or the Key Life, if entity-owned). However, if the Annuity is held as a Beneficiary Annuity, the Owner is an entity, and the Key Life is already deceased, then no Death Benefit is payable upon the death of the beneficial Owner.

 WHEN DO YOU DETERMINE THE DEATH BENEFIT?
 We determine the amount of the Death Benefit as of the date we receive "due proof of death", any instructions we require to determine the method of payment and any other written representations we require to determine the proper payment of the Death Benefit. "Due proof of death" may include a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death or other satisfactory proof of death. Upon our receipt of "due proof of death" we automatically transfer the Death Benefit to the AST Money Market Sub-account until we further determine the universe of eligible Beneficiaries. Once the universe of eligible Beneficiaries has been determined each eligible Beneficiary may allocate his or her eligible share of the Death Benefit to an eligible annuity payment option. Each Beneficiary must make an election as to the method they wish to receive their portion of the Death Benefit. Absent an election of a Death Benefit payment method, no Death Benefit can be paid to the Beneficiary. We may require written acknowledgment of all named Beneficiaries before we can pay the Death Benefit. During the period from the date of death until we receive all required paper work, the amount of the Death Benefit may be subject to market fluctuations.

                            VALUING YOUR INVESTMENT

 HOW IS MY ACCOUNT VALUE DETERMINED?
 During the accumulation period, your Annuity has an Account Value. The Account Value is determined separately for each Sub-account allocation and for each Fixed Rate Option. The Account Value is the sum of the values of each Sub-account allocation and the value of each Fixed Rate Option. For Annuities with a TrueIncome - Highest Daily election, Account Value also includes the value of any allocation to the Benefit Fixed Rate Account. See the "Living Benefits - TrueIncome - Highest Daily" section for a description of the Benefit Fixed Rate Account. The Account Value does not reflect any CDSC that may apply to a withdrawal or surrender. With respect to the X Series, the Account Value includes any Purchase Credits we applied to your Purchase Payments which we are entitled to recover under certain circumstances.

 WHAT IS THE SURRENDER VALUE OF MY ANNUITY?
 The Surrender Value of your Annuity is the value available to you on any day during the accumulation period. The Surrender Value is defined under "Glossary of Terms" above.

 HOW AND WHEN DO YOU VALUE THE SUB-ACCOUNTS?
 When you allocate Account Value to a Sub-account, you are purchasing units of the Sub-account. Each Sub-account invests exclusively in shares of a Portfolio. The value of the Units fluctuates with the market fluctuations of the Portfolios. The value of the Units also reflects the daily accrual for the Insurance Charge, and if you elected one or more optional benefits whose annual charge is deducted daily, the additional charge made for such benefits. There may be several different Unit Prices for each Sub-account to reflect the Insurance Charge and the charges for any optional benefits. The Unit Price for the Units you purchase will be based on the total charges for the benefits that apply to your Annuity. See the section entitled "What Happens to My Units When There is a Change in Daily Asset-Based Charges?" for a detailed discussion of how Units are purchased and redeemed to reflect changes in the daily charges that apply to your Annuity.

 Each Valuation Day, we determine the price for a Unit of each Sub-account, called the "Unit Price." The Unit Price is used for determining the value of transactions involving Units of the Sub-accounts. We determine the number of Units involved in any transaction by dividing the dollar value of the transaction by the Unit Price of the Sub-account as of the Valuation Day.

 EXAMPLE
 Assume you allocate $5,000 to a Sub-account. On the Valuation Day you make the allocation, the Unit Price is $14.83. Your $5,000 buys 337.154 Units of the Sub-account. Assume that later, you wish to transfer $3,000 of your Account Value out of that Sub-account and into another Sub-account. On the Valuation Day you request the transfer, the Unit Price of the original Sub-account has increased to $16.79. To transfer $3,000, we sell 178.677 Units at the current Unit Price, leaving you 158.477 Units. We then buy $3,000 of Units of the new Sub-account at the Unit Price of $17.83. You would then have 168.255 Units of the new Sub-account.

 WHEN DO YOU PROCESS AND VALUE TRANSACTIONS?
 Allstate Life is generally open to process financial transactions on those days that the New York Stock Exchange (NYSE) is open for trading. There may be circumstances where the NYSE does not open on a regularly scheduled date or time or closes at an earlier time than scheduled (normally 4:00 p.m. EST). Financial transactions requested before the close of the NYSE which meet our requirements will be processed according to the value next determined following the close of business. Financial transactions requested on a non-Valuation Day or after the close of the NYSE will be processed based on the value next computed on the next Valuation Day. There may be circumstances when the opening or closing time of the NYSE is different than other major stock exchanges, such as NASDAQ or the American Stock Exchange. Under such circumstances, the closing time of the NYSE will be used when valuing and processing transactions.

 There may be circumstances where the NYSE is open, but, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Account Value may fluctuate based on changes in the Unit Values, but you may not be able to transfer Account Value, or make a purchase or redemption request.

 The NYSE is closed on the following nationally recognized holidays: New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. On those dates, we will not process any financial transactions involving purchase or redemption orders.

 Allstate Life will also not process financial transactions involving purchase or redemption orders or transfers on any day that:
..   trading on the NYSE is restricted;
..   an emergency as determined by the SEC, exists making redemption or valuation of securities held in the Separate Account impractical; or
..   the SEC, by order, permits the suspension or postponement for the protection of security holders.

 If, pursuant to SEC rules, the AST Money Market Portfolio suspends payment of redemption proceeds in connection with a liquidation of the Portfolio, we will delay payment of any transfer, full or partial withdrawal, or death benefit from the AST Money Market Sub-account until the Portfolio is liquidated.


 INITIAL PURCHASE PAYMENTS: We are required to allocate your initial Purchase Payment to the Sub-accounts within two (2) Valuation Days after we receive all of our requirements at our office to issue an Annuity. If we do not have all the required information to allow us to issue your Annuity, we may retain the Purchase Payment while we try to reach you or your representative to obtain all of our requirements. If we are unable to obtain all of our required information within five (5) Valuation Days, we are required to return the Purchase Payment to you at that time, unless you specifically consent to our retaining the Purchase Payment while we gather the required information. Once we obtain the required information, we will invest the Purchase Payment (and any associated Purchase Credit with respect to the X Series) and issue an Annuity within two (2) Valuation Days. With respect to both your initial Purchase Payment and any subsequent Purchase Payment that is pending investment in our separate account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with interest on amounts held in that suspense account.

 ADDITIONAL PURCHASE PAYMENTS: We will apply any additional Purchase Payments (and any associated Purchase Credit with respect to the X Series) on the Valuation Day that we receive the Purchase Payment at our office with satisfactory allocation instructions.

 SCHEDULED TRANSACTIONS: Scheduled transactions include transfers under dollar cost averaging, the asset allocation program, auto-rebalancing, systematic withdrawals, systematic investments, required minimum distributions, substantially equal periodic payments under section 72(q) or 72(t) of the Code, and annuity payments. Scheduled transactions are processed and valued as of the date they are scheduled, unless the scheduled day is not a Valuation Day. In that case, the transaction will be processed and valued on the next Valuation Day, unless (with respect to required minimum distributions, substantially equal periodic payments under section 72(q) or 72(t) of the Code, and annuity payments only), the next Valuation Day falls in the subsequent calendar year, in which case the transaction will be processed and valued on the prior Valuation Day.

 UNSCHEDULED TRANSACTIONS: "Unscheduled" transactions include any other non-scheduled transfers and requests for Partial Withdrawals or Free Withdrawals or Surrenders. With respect to certain written requests to withdraw Account Value, we may seek to verify the requesting Owner's signature. Specifically, we reserve the right to perform a signature verification for (a) any withdrawal exceeding a certain dollar amount and
 (b) a withdrawal exceeding a certain dollar amount if the payee is someone other than the Owner. In addition, we will not honor a withdrawal request in which the requested payee is the Financial Professional or agent of record. We reserve the right to request a signature guarantee with respect to a written withdrawal request. If we do perform a signature verification, we will pay the withdrawal proceeds within 7 days after the withdrawal request was received by us in good order, and will process the transaction in accordance with the discussion in "When Do You Process And Value Transactions?"

 MEDICALLY-RELATED SURRENDERS & DEATH BENEFITS: Medically-related surrender requests and Death Benefit claims require our review and evaluation before processing. We price such transactions as of the date we receive at our Office all supporting documentation we require for such transactions and that are satisfactory to us.

 We are generally required by law to pay any surrender request or death benefit claims from the Separate Account within 7 days of our receipt of your request in good order.

 TERMINATION OF OPTIONAL BENEFITS: Except for the Guaranteed Minimum Income Benefit, the Combination 5% Roll-up and Highest Anniversary Value Death Benefit and the Highest Daily Value Death Benefit, which generally cannot be terminated by the owner once elected, if any optional benefit terminates, we will no longer deduct the charge we apply to purchase the optional benefit. Certain optional benefits may be added after you have purchased your Annuity. On the date a charge no longer applies or a charge for an optional benefit begins to be deducted, your Annuity will become subject to a different daily asset-based charge. This change may result in the number of Units attributed to your Annuity and the value of those Units being different than it was before the change; however, the adjustment in the number of Units and Unit Price will not affect your Account Value (although the change in charges that are deducted will affect your Account Value).

 TRANSACTIONS IN PROFUNDS VP SUB-ACCOUNTS: Generally, purchase or redemption orders or transfer requests must be received by us by no later than the close of the NYSE to be processed on the current Valuation Day. However, any transfer request involving the ProFunds VP Sub-accounts must be received by us no later than one hour prior to any announced closing of the applicable securities exchange (generally, 3:00 p.m. Eastern time) to be processed on the current Valuation Day. The "cut-off" time for such financial transactions involving a ProFunds VP Sub-account will be extended to 1/2 hour prior to any announced closing (generally, 3:30 p.m. Eastern time) for transactions submitted electronically through our Internet website (www.accessallstate.com). You cannot request a transaction involving the transfer of units in one of the ProFunds VP Sub-accounts between the applicable "cut-off" time and 4:00 p.m.

 Transactions received after 4:00 p.m. will be treated as received by us on the next Valuation Day.

                              TAX CONSIDERATIONS


 The tax considerations associated with an Annuity vary depending on whether the contract is (i) owned by an individual or non-natural person, and not associated with a tax-favored retirement plan, or (ii) held under a tax-favored retirement plan. We discuss the tax considerations for these categories of contracts below. The discussion is general in nature and describes only federal income tax law (not state or other tax laws). It is based on current law and interpretations, which may change. The information provided is not intended as tax advice. You should consult with a qualified tax advisor for complete information and advice. References to purchase payments below relate to your cost basis in your contract. Generally, your cost basis in a contract not associated with a tax-favored retirement plan is the amount you pay into your contract, or into annuities exchanged for your contract, on an after-tax basis less any withdrawals of such payments. Cost basis for a tax-favored retirement plan is provided only in limited circumstances, such as for contributions to a Roth IRA or nondeductible IRA contributions. The discussion includes a description of certain spousal rights under the contract, and our administration of such spousal rights and related tax reporting accords with our understanding of the Defense of Marriage Act (which defines a "marriage" as a legal union between a man and a woman and a "spouse" as a person of the opposite sex). Depending on the state in which your annuity is issued, we may offer certain spousal benefits to civil union couples or same-sex marriages. You should be aware, however, that federal tax law does not recognize civil unions or same-sex marriages. Therefore, we cannot permit a civil union partner or same-sex spouse to continue the annuity within the meaning of the tax law upon the death of the first partner under the annuity's "spousal continuance" provision. Please note there may be federal tax consequences at the death of the first civil union or same-sex marriage partner. Civil union couples and same-sex marriage spouses should consider that limitation before selecting a spousal benefit under the annuity.


 The discussion below generally assumes that the Annuity Contract is issued to the Contract Owner. For Annuity Contracts issued under the Beneficiary Continuation Option refer to the Taxes Payable by Beneficiaries for Nonqualified Annuity Contracts and Required Distributions Upon Your Death for Qualified Annuity Contracts in this Tax Considerations section.

 NONQUALIFIED ANNUITY CONTRACTS
 In general, as used in this prospectus, a Nonqualified Annuity is owned by an individual or non-natural person and is not associated with a tax-favored retirement plan.

 TAXES PAYABLE BY YOU We believe the Annuity is an annuity contract for tax purposes. Accordingly, as a general rule, you should not pay any tax until you receive money under the contract. Generally, annuity contracts issued by the same company (and affiliates) to you during the same calendar year must be treated as one annuity contract for purposes of determining the amount subject to tax under the rules described below. Charges for investment advisory fees that are taken from the contract are treated as a partial withdrawal from the contract and will be reported as such to the contract owner.

 It is possible that the Internal Revenue Service (IRS) could assert that some or all of the charges for the optional benefits under the contract should be treated for federal income tax purposes as a partial withdrawal from the contract. If this were the case, the charge for this benefit could be deemed a withdrawal and treated as taxable to the extent there are earnings in the contract. Additionally, for owners under age 59 1/2, the taxable income attributable to the charge for the benefit could be subject to a tax penalty. If the IRS determines that the charges for one or more benefits under the contract are taxable withdrawals, then the sole or surviving owner will be provided with a notice from us describing available alternatives regarding these benefits.

 You must commence annuity payments or surrender your Contract no later than the first day of the calendar month next following the maximum Annuity date for your Contract. For some of our contracts, you are able to choose to defer the Annuity Date beyond the default Annuity date described in your Contract. However, the IRS may not then consider your contract to be an annuity under the tax law.

 TAXES ON WITHDRAWALS AND SURRENDER If you make a withdrawal from your contract or surrender it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as return of purchase payments, until all gain has been withdrawn. Once all gain has been withdrawn, payments will be treated as a nontaxable return of purchase payments. You will generally be taxed on any withdrawals from the contract while you are alive even if the withdrawal is paid to someone else. Withdrawals under any of the optional living benefits or as a systematic payment are taxed under these rules. If you assign or pledge all or part of your contract as collateral for a loan, the part assigned generally will be treated as a withdrawal and subject to income tax to the extent of gain. If you transfer your contract for less than full consideration, such as by gift, you will also trigger tax on any gain in the contract. This rule does not apply if you transfer the contract to your spouse or under most circumstances if you transfer the contract incident to divorce.

 If you choose to receive payments under an interest payment option, or a beneficiary chooses to receive a death benefit under an interest payment option, that election will be treated, for tax purposes, as surrendering your Annuity and will immediately subject any gain in the contract to income tax.

 TAXES ON ANNUITY PAYMENTS A portion of each annuity payment you receive will be treated as a partial return of your purchase payments and will not be taxed. The remaining portion will be taxed as ordinary income. Generally, the nontaxable portion is determined by multiplying the annuity payment you receive by a fraction, the numerator of which is your purchase payments (less any amounts previously received tax-free) and the denominator of which is the total expected payments under the contract. After the full amount of your purchase payments have been recovered tax-free, the full amount of the annuity payments will be taxable. If annuity payments stop due to the death of the annuitant before the full amount of your purchase payments have been recovered, a tax deduction may be allowed for the unrecovered amount.

 If your Account Value is reduced to zero but the Annuity remains in force due to a benefit provision, further distributions from the Annuity will be reported as annuity payments, using an exclusion ratio based upon the undistributed purchase payments in the Annuity and the total value of the anticipated future payments until such time as all Purchase Payments have been recovered.

 Please refer to your Annuity for the maximum Annuity Date also described above.


 PARTIAL ANNUITIZATION
 Effective January 1, 2011, an individual may partially annuitize their non-qualified annuity if the contract so permits. The Small Business Jobs Act of 2010 included a provision which allows for a portion of a non-qualified annuity, endowment or life insurance contract to be annuitized while the balance is not annuitized. The annuitized portion must be paid out over 10 or more years or over the lives of one or more individuals. The annuitized portion of the contract is treated as a separate contract for purposes of determining taxability of the payments under IRC section 72. We do not currently permit partial annuitization.


 TAX PENALTY FOR EARLY WITHDRAWAL FROM A NONQUALIFIED ANNUITY CONTRACT
 You may owe a 10% tax penalty on the taxable part of distributions received from your Nonqualified Annuity contract before you attain age 59 1/2. Amounts are not subject to this tax penalty if:
..   the amount is paid on or after you reach age 59 1/2 or die;
..   the amount received is attributable to your being disabled;
..   generally the amount paid or received is in the form of substantially equal payments (as defined by the Code) not less frequently than annually and computed over the life or life expectancy of the taxpayer or the joint lives or joint life expectancies of the taxpayer and the designated beneficiary (please note that substantially equal payments must continue until the later of reaching age 59 1/2 or 5 years and modification of payments during that time period will result in retroactive application of the 10% tax penalty); or
..   the amount received is paid under an immediate annuity contract (in which annuity payments begin within one year of purchase).

 Other exceptions to this tax may apply. You should consult your tax advisor for further details.


 SPECIAL RULES IN RELATION TO TAX-FREE EXCHANGES UNDER SECTION 1035
 Section 1035 of the Internal Revenue Code of 1986, as amended (Code), permits certain tax-free exchanges of a life insurance, annuity or endowment contract for an annuity. Partial exchanges of an Annuity may be treated in the same way as tax-free 1035 exchanges of entire contracts, therefore avoiding current taxation of the partially exchanged amount as well as the 10% tax penalty on pre-age 59 1/2 withdrawals. In Revenue Procedure 2008-24, the IRS has indicated that where there is a surrender or distribution from either the initial annuity contract or receiving annuity contract within 12 months of the date on which the partial exchange was completed, the transfer will retroactively be treated as a taxable distribution from the initial annuity contract and a contribution to the receiving annuity contract. Tax free exchange treatment will be retained if, you are at least 59 1/2 or die before the distribution or if, between the date of the tax-free exchange and the date of the subsequent distribution, you become totally disabled or eligible for certain exceptions to the 10% federal income tax penalty. We strongly urge you to discuss any transaction of this type with your tax advisor before proceeding with the transaction.


 If an Annuity is purchased through a tax-free exchange of a life insurance, annuity or endowment contract that was purchased prior to August 14, 1982, then any purchase payments made to the original contract prior to August 14, 1982 will be treated as made to the new contract prior to that date. Generally, such pre-August 14, 1982 withdrawals are treated as a recovery of your investment in the contract first until purchase payments made before August 14, 1982 are withdrawn. Moreover, any income allocable to purchase payments made before August 14, 1982, is not subject to the 10% tax penalty.

 TAXES PAYABLE BY BENEFICIARIES
 The Death Benefit options are subject to income tax to the extent the distribution exceeds the cost basis in the contract. The value of the Death Benefit, as determined under federal law, is also included in the owner's estate for federal estate tax purposes. Generally, the same tax rules described above would also apply to amounts received by your beneficiary. Choosing an option other than a lump sum Death Benefit may defer taxes. Certain minimum distribution requirements apply upon your death, as discussed further below in the Annuity Qualification section. Tax consequences to the beneficiary vary depending upon the Death Benefit payment option selected. Generally, for payment of the Death Benefit
..   As a lump sum payment: the beneficiary is taxed in the year of payment on gain in the contract.

..   Within 5 years of death of owner: the beneficiary is taxed as amounts are withdrawn (in this case gain is treated as being distributed first).
..   Under an annuity or annuity settlement option with distribution beginning within one year of the date of death of the owner: the beneficiary is taxed on each payment (part will be treated as gain and part as return of purchase payments).

 CONSIDERATIONS FOR CONTINGENT ANNUITANTS: The designation of a Contingent Annuitant is generally not permitted on an Annuity held by an entity. Under the Code, if the annuitant is changed on a non-qualified Annuity held by an entity, that change is treated as the death of the Annuitant and triggers the requirement for distribution of death benefits.



 REPORTING AND WITHHOLDING ON DISTRIBUTIONS Taxable amounts distributed from an Annuity are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution. In the case of an annuity or similar periodic payment, we will withhold as if you are a married individual with three (3) exemptions unless you designate a different withholding status. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In the case of all other distributions, we will withhold at a 10% rate. You may generally elect not to have tax withheld from your payments. An election out of withholding must be made on forms that we provide.

 State income tax withholding rules vary and we will withhold based on the rules of your State of residence. Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien's country. Please refer to the discussion below regarding withholding rules for a Qualified Annuity.

 Regardless of the amount withheld by us, you are liable for payment of federal and state income tax on the taxable portion of annuity distributions. You should consult with your tax advisor regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.

 ENTITY OWNERS
 Where a contract is held by a non-natural person (e.g. a corporation), other than as an agent or nominee for a natural person (or in other limited circumstances), the contract will not be taxed as an annuity and increases in the value of the contract over its cost basis will be subject to tax annually.


 Where a contract is issued to a trust, and such trust is characterized as a grantor trust under the Internal Revenue Code, such contract shall not be considered to be held by a non-natural person and will generally be subject to the tax reporting and withholding requirements for a Nonqualified Annuity. At this time, we will not issue Annuities to grantor trusts with multiple grantors.


 ANNUITY QUALIFICATION
 Diversification And Investor Control. In order to qualify for the tax rules applicable to annuity contracts described above, the assets underlying the Sub-accounts of an Annuity must be diversified, according to certain rules under the Internal Revenue Code. Each portfolio is required to diversify its investments each quarter so that no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, securities of a single issuer are treated as one investment and obligations of each U.S. Government agency and instrumentality (such as the Government National Mortgage Association) are treated as issued by separate issuers. In addition, any security issued, guaranteed or insured (to the extent so guaranteed or insured) by the United States or an instrumentality of the U.S. will be treated as a security issued by the U.S. Government or its instrumentality, where applicable. We believe the portfolios underlying the variable investment options of the Annuity meet these diversification requirements.

 An additional requirement for qualification for the tax treatment described above is that we, and not you as the contract owner, must have sufficient control over the underlying assets to be treated as the owner of the underlying assets for tax purposes. While we also believe these investor control rules will be met, the Treasury Department may promulgate guidelines under which a variable annuity will not be treated as an annuity for tax purposes if persons with ownership rights have excessive control over the investments underlying such variable annuity. It is unclear whether such guidelines, if in fact promulgated, would have retroactive effect. It is also unclear what effect, if any, such guidelines might have on transfers between the investment options offered pursuant to this Prospectus. We reserve the right to take any action, including modifications to your Annuity or the investment options, required to comply with such guidelines if promulgated. Any such changes will apply uniformly to affected owners and will be made with such notice to affected owners as is feasible under the circumstances.

 REQUIRED DISTRIBUTIONS UPON YOUR DEATH FOR NONQUALIFIED ANNUITY CONTRACTS. Upon your death, certain distributions must be made under the contract. The required distributions depend on whether you die before you start taking annuity payments under the contract or after you start taking annuity payments under the contract. If you die on or after the Annuity Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before the Annuity Date, the entire interest in the contract must be distributed within 5 years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death). Your designated beneficiary is the person to whom benefit rights under the contract pass by reason of death, and must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Additionally, if the Annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the owner. For Nonqualified annuity contracts owned by a non-natural person, the required distribution rules apply upon the death of the annuitant. This means that for a contract held by a non-natural person (such as a trust) for which there is named a co-annuitant, then such required distributions will be triggered by the death of the first co-annuitant to die.

 CHANGES IN YOUR ANNUITY. We reserve the right to make any changes we deem necessary to assure that your Annuity qualifies as an annuity contract for tax purposes. Any such changes will apply to all contract owners and you will be given notice to the extent feasible under the circumstances.

 QUALIFIED ANNUITY CONTRACTS
 In general, as used in this prospectus, a Qualified Annuity is an Annuity contract with applicable endorsements for a tax-favored plan or a Nonqualified Annuity contract held by a tax-favored retirement plan.

 The following is a general discussion of the tax considerations for Qualified Annuity contracts. This Annuity is not available for all types of the tax-favored retirement plans discussed below. It is currently available only for IRAs and Roth IRAs, This discussion assumes that you have satisfied the eligibility requirements for any tax-favored retirement plan. Please consult your Financial Professional prior to purchase to confirm if this contract is available for a particular type of tax-favored retirement plan or whether we will accept the type of contribution you intend for this contract.

 A Qualified annuity may typically be purchased for use in connection with:
..   Individual retirement accounts and annuities (IRAs), which are subject to
    Sections 408(a) and 408(b) of the Code;
..   Roth IRAs, under Section 408A of the Code;
..   A corporate Pension or Profit-sharing plan (subject to Section 401(a) of the Code);
..   H.R. 10 plans (also known as Keogh Plans, subject to Section 401(a) of the
    Code);
..   Tax Sheltered Annuities (subject to Section 403(b) of the Code, also known as Tax Deferred Annuities or TDAs);
..   Section 457 plans (subject to Section 457 of the Code).

 A Nonqualified annuity may also be purchased by a custodial IRA or Roth IRA account, which can hold other permissible assets. The terms and administration of the custodial account in accordance with the laws and regulations for, IRAs or Roth IRAs, as applicable, are the responsibility of the applicable trustee or custodian.

 You should be aware that tax favored plans such as IRAs generally provide income tax deferral regardless of whether they invest in annuity contracts. This means that when a tax favored plan invests in an annuity contract, it generally does not result in any additional tax benefits (such as income tax deferral and income tax free transfers).

 TYPES OF TAX-FAVORED PLANS
 IRAs. If you buy an Annuity for use as an IRA, we will provide you a copy of the prospectus and contract. The "IRA Disclosure Statement" and "Roth IRA Disclosure Statement" which accompany the prospectus contain information about eligibility, contribution limits, tax particulars, and other IRA information. In addition to this information (some of which is summarized below), the IRS requires that you have a "free look" after making an initial contribution to the contract. During this time, you can cancel the Annuity by notifying us in writing, and we will refund all of the purchase payments under the Annuity (or, if provided by applicable state law, the amount credited under the Annuity, if greater), less any applicable federal and state income tax withholding.


 Contributions Limits/Rollovers. Subject to the minimum purchase payment requirements of an Annuity, you may purchase an Annuity for an IRA in connection with a "rollover" of amounts from a qualified retirement plan, as a transfer from another IRA, by making a contribution consisting of your IRA contributions and catch-up contributions, if applicable, attributable to the prior year during the period from January 1 to April 15 (or the applicable due date of your federal income tax return, without extension), or as a current year contribution. In 2011 the contribution limit is $5,000. The contribution amount is indexed for inflation. The tax law also provides for a catch-up provision for individuals who are age 50 and above, allowing these individuals an additional $1,000 contribution each year. The catch-up amount is not indexed for inflation.


 The "rollover" rules under the Code are fairly technical; however, an individual (or his or her surviving spouse) may generally "roll over" certain distributions from tax favored retirement plans (either directly or within 60 days from the date of these distributions) if he or she meets the requirements for distribution. Once you buy an Annuity, you can make regular IRA contributions under the Annuity (to the extent permitted by law). However, if you make such regular IRA contributions, you should note that you will not be able to treat the contract as a "conduit IRA," which means that you will not retain possible favorable tax treatment if you subsequently "roll over" the contract funds originally derived from a qualified retirement plan or TDA into another Section 401(a) plan or TDA. In some circumstances, non-spouse beneficiaries may roll over to an IRA amounts due from qualified plans, Section 403(b) plans, and governmental Section 457(b) plans. However, the rollover rules applicable to non-spouse beneficiaries under the Code are more restrictive than the rollover rules applicable to owner/participants and spouse beneficiaries. Generally, non-spouse beneficiaries may roll over distributions from tax favored retirement plans only as a direct rollover, and if permitted by the plan. Under the Worker, Retiree and Employer Recovery Act of 2008, employer retirement plans are required to permit non-spouse beneficiaries to roll over funds to an inherited IRA for plan years beginning after December 31, 2009. This Annuity is not available to be used to accept rollovers from non-spouse beneficiaries.

 Required Provisions. Contracts that are IRAs (or endorsements that are part of the contract) must contain certain provisions:
..   You, as owner of the contract, must be the "annuitant" under the contract
    (except in certain cases involving the division of property under a decree of divorce);
..   Your rights as owner are non-forfeitable;
..   You cannot sell, assign or pledge the contract;
..   The annual contribution you pay cannot be greater than the maximum amount allowed by law, including catch-up contributions if applicable (which does not include any rollover amounts);
..   The date on which required minimum distributions must begin cannot be later than April 1st of the calendar year after the calendar year you turn age
    70 1/2; and
..   Death and annuity payments must meet "required minimum distribution" rules described below.

 Usually, the full amount of any distribution from an IRA (including a distribution from this contract) which is not a rollover is taxable. As taxable income, these distributions are subject to the general tax withholding rules described earlier regarding a Nonqualified Annuity. In addition to this normal tax liability, you may also be liable for the following, depending on your actions:
..   A 10% early withdrawal penalty described below;
..   Liability for "prohibited transactions" if you, for example, borrow against the value of an IRA; or
..   Failure to take a required minimum distribution, also described below.

 SEPs. SEPs are a variation on a standard IRA, and contracts issued to a SEP must satisfy the same general requirements described under IRAs (above). There are, however, some differences:

..   If you participate in a SEP, you generally do not include in income any employer contributions made to the SEP on your behalf up to the lesser of
    (a) $49,000 in 2011 ($49,000 in 2010) or (b) 25% of your taxable compensation paid by the contributing employer (not including the employer's SEP contribution as compensation for these purposes). However, for these purposes, compensation in excess of certain limits established by the IRS will not be considered. In 2011, this limit is $245,000 ($245,000 for 2010);

..   SEPs must satisfy certain participation and nondiscrimination requirements not generally applicable to IRAs; and

..   SEPs that contain a salary reduction or "SARSEP" provision prior to 1997 may permit salary deferrals up to $16,500 in 2010 with the employer making these contributions to the SEP. However, no new "salary reduction" or "SARSEPs" can be established after 1996. Individuals participating in a SARSEP who are age 50 or above by the end of the year will be permitted to contribute an additional $5,500 in 2011. These amounts are indexed for inflation. Not all Annuities issued by us are available for SARSEPs. You will also be provided the same information, and have the same "free look" period, as you would have if you purchased the contract for a standard IRA.


 ROTH IRAs. The "Roth IRA Disclosure Statement" contains information about eligibility, contribution limits, tax particulars and other Roth IRA information. Like standard IRAs, income within a Roth IRA accumulates tax-free, and contributions are subject to specific limits. Roth IRAs have, however, the following differences:
..   Contributions to a Roth IRA cannot be deducted from your gross income;
..   "Qualified distributions" from a Roth IRA are excludable from gross income.
    A "qualified distribution" is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2; (b) after the owner's death; (c) due to the owner's disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five tax years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer, or conversion was made from a traditional IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings and earnings will be taxed generally in the same manner as distributions from a traditional IRA.
..   If eligible (including meeting income limitations and earnings requirements), you may make contributions to a Roth IRA after attaining age 70 1/2, and distributions are not required to begin upon attaining such age or at any time thereafter.


 Subject to the minimum purchase payment requirements of an Annuity, if you meet certain income limitations you may purchase an Annuity for a Roth IRA in connection with a "rollover" of amounts of another traditional IRA, conduit IRA, SEP, SIMPLE-IRA or Roth IRA, by making a contribution consisting of your Roth IRA contributions and catch-up contributions, if applicable, attributable to the prior year during the period from January 1 to April 15 (or the applicable due date of your federal income tax return, without extension), or with a current contribution. The Code permits persons who receive certain qualifying distributions from such non-Roth IRAs, to directly rollover or make, within 60 days, a "rollover" of all or any part of the amount of such distribution to a Roth IRA which they establish. Beginning January 2008, an individual receiving an eligible rollover distribution from an employer sponsored retirement plan under sections 401(a) or 403(b) of the Code can directly roll over contributions to a Roth IRA. This conversion triggers current taxation (but is not subject to a 10% early distribution penalty). Once an Annuity has been purchased, regular Roth IRA contributions will be accepted to the extent permitted by law. In addition, an individual receiving an eligible rollover distribution from a designated Roth account under an employer plan may roll over the distribution to a Roth IRA even if the individual is not eligible to make regular contributions to a Roth IRA. Until 2010, participants with an adjusted gross income greater than $100,000 or who filed their income tax returns as married filing separately were not permitted to roll over funds from an employer plan, other than a Roth 401(k) or Roth 403(b) distribution, to a Roth IRA.


 Non-spouse beneficiaries receiving a distribution from an employer sponsored retirement plan under sections 401(a) or 403(b) of the Code can also directly roll over contributions to a Roth IRA. However, it is our understanding of the Code that non-spouse beneficiaries cannot "rollover" benefits from a traditional IRA to a Roth IRA.

 REQUIRED MINIMUM DISTRIBUTIONS AND PAYMENT OPTIONS If you hold the contract under an IRA (or other tax-favored plan), required minimum distribution rules must be satisfied. This means that generally payments must start by April 1 of the year after the year you reach age 70 1/2 and must be made for each year thereafter. Roth IRAs are not subject to these rules during the Owner's lifetime. The amount of the payment must at least equal the minimum required under the IRS rules. Several choices are available for calculating the minimum amount. More information on the mechanics of this calculation is available on request. Please contact us at a reasonable time before the IRS deadline so that a timely distribution is made. Please note that there is a 50% tax penalty on the amount of any required minimum distribution not made in a timely manner.

 Required minimum distributions are calculated based on the sum of the Account Value and the actuarial value of any additional living and death benefits from optional riders that you have purchased under the contract. As a result, the required minimum distributions may be larger than if the calculation were based on the Account Value only, which may in turn result in an earlier (but not before the required beginning date) distribution of amounts under the Annuity and an increased amount of taxable income distributed to the Annuity owner, and a reduction of payments under the living and death benefit optional riders.

 You can use the Minimum Distribution option to satisfy the required minimum distribution rules for an Annuity without either beginning annuity payments or surrendering the Annuity. We will distribute to you the required minimum distribution amount, less any other partial withdrawals that you made during the year. Such amount will be based on the value of the contract as of December 31 of the prior year, but is determined without regard to other contracts you may own.

 Although the IRS rules determine the required amount to be distributed from your IRA each year, certain payment alternatives are still available to you. If you own more than one IRA, you can choose to satisfy your minimum distribution requirement for each of your IRAs by withdrawing that amount from any of your IRAs. If you inherit more than one IRA or more than one Roth IRA from the same owner, similar rules apply.

 REQUIRED DISTRIBUTIONS UPON YOUR DEATH FOR QUALIFIED ANNUITY CONTRACTS
 Upon your death under an IRA or Roth IRA, the designated beneficiary may generally elect to continue the contract and receive required minimum distributions under the contract instead of receiving the death benefit in a single payment. The available payment options will depend on whether you die before the date required minimum distributions under the Code were to begin, whether you have named a designated beneficiary and whether that beneficiary is your surviving spouse.


..   If you die after a designated beneficiary has been named, the death benefit must be distributed by December 31/st/ of the year including the five year anniversary of the date of death, or as periodic payments not extending beyond the life or life expectancy of the designated beneficiary (as long as payments begin by December 31/st/ of the year following the year of death). However, if your surviving spouse is the beneficiary, the death benefit can be paid out over the life or life expectancy of your spouse with such payments beginning no later than December 31/st/ of the year following the year of death or December 31/st/ of the year in which you would have reached age 70 1/2, which ever is later. Additionally, if the contract is payable to (or for the benefit of) your surviving spouse, the contract may be continued with your spouse as the owner. Note that the Worker, Retiree and Employer Recovery Act of 2008 suspended Required
    Minimum Distributions for 2009. If your beneficiary elects to receive full distribution by December 31 of the year including the five year anniversary of the date of death, 2009 shall not be included in the five year requirement period. This effectively extends this period to December 31/st/ of the six year anniversary of the date of death.

..   If you die before a designated beneficiary is named and before the date required minimum distributions must begin under the Code, the death benefit must be paid out by December 31/st/ of the year including the five year anniversary of the date of death. For contracts where multiple beneficiaries have been named and at least one of the beneficiaries does not qualify as a designated beneficiary and the account has not been divided into separate accounts by December 31/st/ of the year following the year of death, such contract is deemed to have no designated beneficiary. A designated beneficiary may elect to apply the rules for no designated beneficiary if those would provide a smaller payment requirement. For this distribution requirement also, 2009 shall not be included in the five year requirement period.
..   If you die before a designated beneficiary is named and after the date required minimum distributions must begin under the Code, the death benefit must be paid out at least as rapidly as under the method then in effect. For contracts where multiple beneficiaries have been named and at least one of the beneficiaries does not qualify as a designated beneficiary and the account has not been divided into separate accounts by December 31st of the year following the year of death, such contract is deemed to have no designated beneficiary. A designated beneficiary may elect to apply the rules for no designated beneficiary if those would provide a smaller payment requirement.

 A beneficiary has the flexibility to take out more each year than mandated under the required minimum distribution rules.

 Until withdrawn, amounts in a Qualified Annuity contract continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the required minimum distribution rules, are subject to tax. You may wish to consult a professional tax advisor for tax advice as to your particular situation.

 For a Roth IRA, if death occurs before the entire interest is distributed, the death benefit must be distributed under the same rules applied to IRAs where death occurs before the date required minimum distributions must begin under the Code.

 TAX PENALTY FOR EARLY WITHDRAWALS FROM QUALIFIED ANNUITY CONTRACTS
 You may owe a 10% tax penalty on the taxable part of distributions received from an IRA, SEP, Roth IRA, TDA or qualified retirement plan before you attain age 59 1/2. Amounts are not subject to this tax penalty if:
..   the amount is paid on or after you reach age 59 1/2 or die;
..   the amount received is attributable to your being disabled; or
..   generally the amount paid or received is in the form of substantially equal payments (as defined in the Code) not less frequently than annually and computed over your life or life expectancy or over the joint lives or joint life expectancies of you and your designated beneficiary. (Please note that substantially equal payments must continue until the later of reaching age 59 1/2 or 5 years. Modification of payments or additional contributions to the Annuity during that time period will result in retroactive application of the 10% tax penalty.)

 Other exceptions to this tax may apply. You should consult your tax advisor for further details.

 WITHHOLDING
 For all distributions, unless you elect otherwise, we will withhold federal income tax from the taxable portion of such distribution at an appropriate percentage. The rate of withholding on annuity payments is determined on the basis of the withholding certificate that you file with us. If you do not file a certificate, we will automatically withhold federal taxes on the following basis:
..   For any annuity payments, you will have taxes withheld by us as if you are a married individual, with 3 exemptions. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default; and
..   For all other distributions, we will withhold at a 10% rate.

 We will provide you with forms and instructions concerning the right to elect that no amount be withheld from payments in the ordinary course. However, you should know that, in any event, you are liable for payment of federal income taxes on the taxable portion of the distributions, and you should consult with your tax advisor to find out more information on your potential liability if you fail to pay such taxes. There may be additional state income tax withholding requirements.


 CHARITABLE IRA DISTRIBUTIONS
 The Pension Protection Act of 2006 included a charitable giving incentive permitting tax-free IRA distributions for charitable purposes. The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 extended this provision until the end of 2011.

 For distributions in tax years beginning after 2005 and before 2012, the Act provides an exclusion from gross income, up to $100,000, for otherwise taxable IRA distributions from a traditional or Roth IRA that are qualified charitable distributions. To constitute a qualified charitable distribution, the distribution must be made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual's deduction, if any, for charitable contributions.

 The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements for the new income tax exclusion added by the Pension Protection Act. As a result the general rules for reporting IRA distributions apply.


 GIFTS AND GENERATION-SKIPPING TRANSFERS
 If you transfer your Annuity to another person for less than adequate consideration, there may be gift tax consequences in addition to income tax consequences. Also, if you transfer your contract to a person two or more generations younger than you (such as a grandchild or grandniece) or to a person that is more than 37 1/2 years younger than you, there may be generation-skipping transfer tax consequences.

 ADDITIONAL INFORMATION
 For additional information about federal tax law requirements applicable to IRAs and Roth IRAs, see the IRA Disclosure Statement or Roth IRA Disclosure Statement, as applicable.

                              GENERAL INFORMATION

 HOW WILL I RECEIVE STATEMENTS AND REPORTS?

 We send any statements and reports required by applicable law or regulation to you at your last known address of record. You should therefore give us prompt notice of any address change. We reserve the right, to the extent permitted by law and subject to your prior consent, to provide any prospectus, prospectus supplements, confirmations, statements and reports required by applicable law or regulation to you through our Internet Website at www.accessallstate.com or any other electronic means, including diskettes or CD ROMs. We generally send a confirmation statement to you each time a transaction is made affecting Account Value, such as making additional Purchase Payments, transfers, exchanges or withdrawals. We also send quarterly statements detailing the activity affecting your Annuity during the calendar quarter, if there have been transactions during the quarter. We may confirm regularly scheduled transactions, such as the Annual Maintenance Fee, Systematic Withdrawals (including 72(q) and 72(t) payments and required minimum distributions), electronic funds transfer, Dollar Cost Averaging, and static rebalancing, in quarterly statements instead of confirming them immediately. You should review the information in these statements carefully. You may request additional reports. We reserve the right to charge up to $50 for each such additional report. We will also send an annual report and a semi-annual report containing applicable financial statements for the Separate Account and the Portfolios, as of December 31 and June 30, respectively, to Owners or, with your prior consent, make such documents available electronically through our Internet Website or other electronic means.


 WHAT IS ALLSTATE LIFE?
 Allstate Life is the issuer of the Annuities. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation. Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the State of New York. We intend to offer the Annuities in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois, 60062.

 On June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life sold, pursuant to a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Allstate Life and PICA also entered into an administrative services agreement pursuant to which PICA or an affiliate will administer the Separate Account and the Annuities after a transition period that may last up to two years. The benefits and provisions of the Annuities will not be changed by these transactions and agreements. None of the transactions or agreements will change the fact that we are primarily liable to you under your Annuity.


 In order to administer your annuity, certain discrete functions are performed by companies that are not affiliated with us. These companies may be considered "service providers" as defined under the Investment Company Act of 1940. These service providers may change over time, and as of December 31, 2010, consisted of the following: Alliance-One Services Inc. (administration of variable life policies) located at 55 Hartland Street, East Hartford CT 06108, Ascensus (qualified plan administrator) located at 200 Dryden Road, Dresher, PA 19025, Alerus Retirement Solutions (qualified plan administrator) ,State Street Financial Center One, Lincoln Street, Boston, MA 02111, Aprimo (fulfillment of marketing materials), 510 East 96th Street, Suite 300, Indianapolis, IN 46240, Blue Frog Solutions, Inc. (order entry systems provider) located at 555 SW 12th Ave, Suite 202, Pompano Beach, FL 33069, Broadridge Investor Communication Solutions, Inc. (proxy tabulation services), 51 Mercedes Way, Edgewood, NY 11717, Consona (maintenance and storage of administrative documents), 333 Allegheny Avenue, Suite 301 North, Oakmont, PA 15139-2066, Depository Trust & Clearing Corporation (clearing and settlement services), 55 Water Street, 26th Floor, New York, NY 10041, DG3 North America, Inc. (proxy and prospectus printing and mailing services), 100 Burma Road, Jersey City, NJ 07305, DST Systems, Inc. (clearing and settlement services), 4900 Main, 7th Floor, Kansas City, MO 64112, EBIX, Inc. (order-entry system), 5 Concourse Parkway, Suite 3200, Atlanta, GA 30328, ExlService Holdings, Inc., (administration of annuity contracts), 350 Park Avenue, 10th Floor, New York, NY 10022, Diversified Information Technologies Inc. (records management), 123 Wyoming Avenue, Scranton, PA 18503, Fiserv (composition, printing and mailing of confirmation and quarterly statements), 881 Main Street, Manchester, CT 06040, Fosdick Fulfillment Corp. (fulfillment of prospectuses and marketing materials), 26 Barnes Industrial Park Road, North Wallingford, CT 06492, Insurance Technologies (annuity illustrations), 38120 Amrhein Ave., Livonia, MI 48150, Lason Systems, Inc. (contract printing and mailing), 1305 Stephenson Highway, Troy, MI 48083, Morningstar Associates LLC (asset allocation recommendations) , 225 West Wacker Drive Chicago, IL 60606, National Financial Services (clearing and settlement services), NEPS, LLC (composition, printing, and mailing of contracts and benefit documents), 12 Manor Parkway, Salem, NJ 03079, Pershing LLC (order-entry systems provider), One Pershing Plaza, Jersey City, NJ 07399, RR Donnelley Receivables, Inc. (printing annual reports and prospectuses), 111 South Wacker Drive, Chicago, IL 60606-4301, Skywire Software (composition, printing, and mailing of contracts and benefit documents), 150 Post Street, Suite 500, San Francisco, CA 94108, VG Reed & Sons, Inc. (printing and fulfillment of annual reports), 1002 South 12th Street, Louisville, KY 40210, William B. Meyer (printing and fulfillment of prospectuses and marketing materials), 255 Long Beach Boulevard, Stratford, CT 06615.

 WHAT IS THE SEPARATE ACCOUNT?
 Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. We have registered the Separate Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Separate Account or Allstate Life. We own the assets of the Separate Account. The Separate Account is a segregated asset account under Illinois law. That means we account for the Separate Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Separate Account that are in excess of the reserves and other Annuity liabilities with respect to the Separate Account are subject to liabilities relating to our other operations. Our obligations arising under the Annuities are general corporate obligations of Allstate Life. The Separate Account consists of multiple Sub-accounts, each of which invests in a corresponding Portfolio. We may add new Sub-accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Separate Account, its Sub-accounts or the Portfolios. We may use the Separate Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Separate Account.

 We may offer new Sub-accounts, eliminate Sub-accounts, or combine Sub-accounts at our sole discretion. We may also close Sub-accounts to additional Purchase Payments on existing Annuities or close Sub-accounts for Annuities purchased on or after specified dates. We will first notify you and receive any necessary SEC and/or state approval before making such a change. If an underlying mutual fund is liquidated, we will ask you to reallocate any amount in the liquidated fund. If you do not reallocate these amounts, we will reallocate such amounts only in accordance with SEC pronouncements and only after obtaining an order from the SEC, if required. If investment in the Portfolios or a particular Portfolio is no longer possible, in our discretion becomes inappropriate for purposes the Annuity, or for any other rationale in our sole judgment, we may substitute another portfolio or investment portfolios without your consent. The substituted portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any required approval of the SEC and any applicable state insurance departments. In addition, we may close Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion. We do not control the underlying mutual funds, so we cannot guarantee that any of those funds will always be available.

 If you are enrolled in a Dollar Cost Averaging, Asset Rebalancing, or comparable programs while an underlying fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us, your Account Value invested in such underlying fund will be transferred automatically to the designated surviving fund in the case of mergers, the replacement fund in the case of substitutions, and an available Money Market Fund in the case of fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving fund, the replacement fund or a Money Market Fund for any continued and future investments.

 WHAT IS THE LEGAL STRUCTURE OF THE PORTFOLIOS?
 Each Portfolio is registered as an open-end management investment company under the Investment Company Act. Shares of the Portfolios are sold to separate accounts of life insurance companies offering variable annuity and variable life insurance products. The shares may also be sold directly to qualified pension and retirement plans.

 VOTING RIGHTS
 We are the legal owner of the shares of the underlying mutual funds in which the Sub-accounts invest. However, under SEC rules, you have voting rights in relation to Account Value maintained in the Sub-accounts. If a Portfolio requests a vote of shareholders, we will vote our shares based on instructions received from Owners with Account Value allocated to that Sub-account. Owners have the right to vote an amount equal to the number of shares attributable to their contracts. If we do not receive voting instructions in relation to certain shares, we will vote those shares in the same manner and proportion as the shares for which we have received instructions. This voting procedure is sometimes referred to as "mirror voting" because, as indicated in the immediately preceding sentence, we mirror the votes that are actually cast, rather than decide on our own how to vote. We will also "mirror vote" shares within the separate account that are owned directly by us or by an affiliate. In addition, because all the shares of a given mutual fund held within our Separate Account are legally owned by us, we intend to vote all of such shares when that underlying fund seeks a vote of its shareholders. As such, all such shares will be counted towards whether there is a quorum at the underlying fund's shareholder meeting and towards the ultimate outcome of the vote. Thus, under "mirror voting", it is possible that the votes of a small percentage of contract holders who actually vote will determine the ultimate outcome. We will furnish those Owners who have Account Value allocated to a Sub-account whose Portfolio has requested a "proxy" vote with proxy materials and the necessary forms to provide us with their voting instructions. Generally, you will be asked to provide instructions for us to vote on matters such as changes in a fundamental investment strategy, adoption of a new investment advisory agreement, or matters relating to the structure of the underlying mutual fund that require a vote of shareholders.

 Advanced Series Trust (the "Trust") has obtained an exemption from the Securities and Exchange Commission that permits its co-investment advisers, AST Investment Services, Inc. and Prudential Investments LLC, subject to approval by the Board of Trustees of the Trust, to change sub-advisors for a Portfolio and to enter into new sub-advisory agreements, without obtaining shareholder approval of the changes. This exemption (which is similar to exemptions granted to other investment companies that are organized in a similar manner as the Trust) is intended to facilitate the efficient supervision and management of the sub-advisors by AST Investment Services, Inc., Prudential Investments LLC and the Trustees. The Trust is required, under the terms of the exemption, to provide certain information to shareholders following these types of changes. We may add new Sub-accounts that invest in a series of Portfolios other than the Trust. Such series of funds may have a similar order from the SEC. You also should review the prospectuses for the other Portfolios in which various Sub-accounts invest as to whether they have obtained similar orders from the SEC.

 MATERIAL CONFLICTS
 It is possible that differences may occur between companies that offer shares of a Portfolio to their respective separate accounts issuing variable annuities and/or variable life insurance products. Differences may also occur surrounding the offering of a Portfolio to variable life insurance policies and variable annuity contracts that we offer. Under certain circumstances, these differences could be considered "material conflicts," in which case we would take necessary action to protect persons with voting rights under our variable annuity contracts and variable life insurance policies against persons with voting rights under other insurance companies' variable insurance products. If a "material conflict" were to arise between owners of variable annuity contracts and variable life insurance policies issued by us we would take necessary action to treat such persons equitably in resolving the conflict. "Material conflicts" could arise due to differences in voting instructions between owners of variable life insurance and variable annuity contracts of the same or different companies. We monitor any potential conflicts that may exist.

 SERVICE FEES
 Allstate Life has entered into an agreement with the Advanced Series Trust, which provides the Portfolios available within this Annuity. Under the terms of the agreement, Allstate Life, or its designee, may provide administrative and/or support services to the Portfolios for which it receives a fee of up to 0.10% annually of the average assets allocated to the Portfolios. In addition, under the terms of the reinsurance agreement between Allstate Life and The Prudential Insurance Company of America (PICA) (see "What Is Allstate Life"), the fee is payable to PICA from Allstate Life. PICA and the Advanced Series Trust are affiliates.

 PICA or its affiliates have entered into agreements with the investment managers of the Advanced Series Trust where PICA or its affiliates may provide administrative and/or support services to the Advanced Series Trust for which a fee or reimbursement is payable.

 Allstate Life and/or our affiliates receive substantial and varying administrative service payments, Rule 12b-1 fees, and "revenue sharing" payments from certain underlying Portfolios or related parties. Rule 12b-1 fees compensate our affiliated principal underwriter for distribution, marketing, and/or servicing functions. Administrative services payments compensate us for providing administrative services with respect to Annuity Owners invested indirectly in the Portfolio, which include duties such as recordkeeping shareholder services, and the mailing of periodic reports. We receive administrative services fees with respect to both affiliated underlying Portfolios and unaffiliated underlying Portfolios. The existence of these fees tends to increase the overall cost of investing in the Portfolio.

 We collect these payments and fees under agreements between us and a Portfolio's principal underwriter, transfer agent, investment adviser and/or other entities related to the Portfolio.

 The 12b-1 fees and administrative services fees that we receive may vary among the different fund complexes that are part of our investment platform. Thus, the fees we collect may be greater or smaller, based on the Portfolios that you select. In addition, we may consider these payments and fees, among a number of factors, when deciding to add or keep a Portfolio on the "menu" of Portfolios that we offer through the Annuity.


 Please see the table entitled "Underlying Mutual Fund Portfolio Annual Expenses" for a listing of the Portfolios that pay a 12b-1 fee. With respect to administrative services fees, the maximum fee that we receive is equal to 0.35% of the average assets allocated to the Portfolio(s) under the Annuity. We expect to make a profit on these fees.


 WHO DISTRIBUTES ANNUITIES OFFERED BY ALLSTATE LIFE?
 Allstate Distributors, L.L.C. ("Allstate Distributors"), located at 3100 Sanders Road, Northbrook, IL 60062, is the principal underwriter and distributor of the Annuities. Allstate Distributors is a wholly owned subsidiary of Allstate Life. Allstate Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA").

 Allstate Distributors does not sell Annuities directly to purchasers. Allstate Distributors enters into selling agreements with affiliated and unaffiliated broker-dealers and banks to sell the Annuities through their registered representatives. The broker-dealers are registered with the SEC and are FINRA member firms. Their registered representatives are also licensed as insurance agents by applicable state insurance authorities and appointed as agents of Allstate Life in order to sell the Annuities. Annuities also may be sold by representatives or employees of banks that may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

 We will pay commissions to broker-dealers and banks which sell the Annuities. Commissions paid vary, but we may pay up to a maximum sales commission of 6.5% of total purchase payments. In addition, we may pay ongoing annual compensation of up to 1.15% of Account Value. Individual representatives receive a portion of compensation paid to the broker-dealer or bank with which they are associated in accordance with the broker-dealer's or bank's practices. We estimate that commissions and annual compensation, when combined, will not exceed 8.5% of total purchase payments. However, commissions and annual compensation could exceed that amount because ongoing annual compensation is related to Account Value and the number of years the Annuity is held.

 From time to time, we pay asset-based compensation and/or marketing allowances to banks and broker-dealers. These payments vary among individual banks and broker dealers, and the asset-based payments may be up to 0.25% of Account Value annually. These payments are intended to contribute to the promotion and marketing of the Annuities, and they vary among banks and broker-dealers. The marketing and distribution support services include but are not limited to:
 (1) placement of the Annuities on a list of preferred or recommended products in the bank's or broker-dealer's distribution system; (2) sales promotions with regard to the Annuities; (3) participation in sales conferences; and
 (4) helping to defray the costs of sales conferences and educational seminars for the bank or broker-dealer's registered representatives.

 In addition to the commissions paid to the selling registered representative, we may make other payments to promote the sale of our Annuities. To contribute to the promotion and marketing of the Annuities, we may enter into compensation arrangements with certain selling broker-dealers or banks (collectively "firms") under which the firm will provide marketing and distribution support services.

 The general types of payments that we make are:
..   Percentage Payments based upon Account Value. This type of payment is a percentage payment that is based upon the total Account Value of all Annuities that were sold through the firm.
..   Based upon Percentage Payments Sales. This type of payment is a percentage payment that is based upon the total amount received as purchase payments for Annuities sold through the firm.
..   Fixed payments. These types of payments are made directly to the firm in a fixed sum without regard to the value of Annuities sold. We may make payments upon the initiation of a relationship or subsequent payments for systems, operational and other support. Examples of other arrangements under which such payments may be made currently include, but are not limited to, sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope.

 To the extent permitted by FINRA rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. We may not offer the arrangements to all broker-dealers and banks and the terms of the arrangement may differ among broker-dealers and banks.

 We are aware that the following firms received payment of more than $5,000 under one or more of these types of arrangements during the last calendar year or are expected to receive such payment during the current calendar year. The compensation includes payments in connection with variable annuity contracts issued by Allstate Life Insurance Company and Allstate Life Insurance Company of New York. Some payments may support the sale of all Allstate products offered through the firm which could include fixed annuities as well as life insurance products.

 We do not offer the arrangements to all firms, and the terms of the arrangements may differ among firms. While all firms appearing below received payments under one or more of the general types listed above, payments are determined on a firm by firm basis. In fact, a listed firm may not request or accept certain types of payments listed above. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Annuity.

 NAME OF FIRM:
 Morgan Stanley
 LPL Financial Services
 Citi Global Markets


 UBS Financial Services

 Individual registered representatives, broker-dealers, banks, and branch managers within some broker-dealers and banks participating in one of these compensation arrangements may receive greater compensation for selling the contract than for selling a different contact that is not eligible for the compensation arrangement. While we take the compensation into account when establishing contract charges, any such compensation will be paid by us or Allstate Distributors and will not result in any additional charge to you. Your registered representative can provide you with more information about the compensation arrangements that apply to the sale of the Annuity.

 Allstate Life does not pay Allstate Distributors a commission for distribution of the Annuities. Allstate Distributors compensates its representatives who act as wholesalers, and their sales management personnel, for Annuity sales. This compensation is based on a percentage of premium payments and/or a percentage of Account Values. The underwriting agreement with Allstate Distributors provides that we will reimburse Allstate Distributors for expenses incurred in distributing the Annuities, including any liability to Annuity owners arising out of services rendered or Annuities issued.

 Further information about the firms that are part of these compensation arrangements appears in the Statement of Additional Information, which is available without charge upon request.

 ADMINISTRATION
 We have primary responsibility for all administration of the Annuities and the Separate Account. We entered into an administrative services agreement with The Prudential Insurance Company of America ("PICA") on June 1, 2006 whereby, PICA or an affiliate provides administrative services to the Separate Account and the Annuities on our behalf.

 We provide the following administrative services, among others:
..   maintenance of Annuity owner records;
..   Annuity owner services;
..   calculation of unit values;
..   maintenance of the Separate Account; and
..   preparation of Annuity owner reports.

 We will send you Annuity statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy.

 You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error. We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

 FINANCIAL STATEMENTS
 The financial statements of the Sub-accounts comprising the Separate Account and Allstate Life are included in the Statement of Additional Information.

 HOW TO CONTACT US
 You can contact us by:

   . calling our Customer Service Team at 1-866-695-2647 during our normal business hours.
   . writing to us via regular mail at Annuity Service Center, P.O. Box 70179, Philadelphia, PA 19176. NOTE: Failure to send mail to the proper address may result in a delay in our receiving and processing your request.
   . accessing information about your Annuity through our Internet Website at www.accessallstate.com.

 You can obtain account information by calling our automated response system and at www.accessallstate.com, our Internet Website. Our Customer Service representatives are also available during business hours to provide you with information about your account. You can request certain transactions through our telephone voice response system, our Internet Website or through a customer service representative. You can provide authorization for a third party, including your attorney-in-fact acting pursuant to a power of attorney, to access your account information and perform certain transactions on your account. You will need to complete a form provided by us which identifies those transactions that you wish to authorize via telephonic and electronic means and whether you wish to authorize a third party to perform any such transactions. Please note that unless you tell us otherwise, we deem that all transactions that are directed by your Financial Professional with respect to your Annuity have been authorized by you. We require that you or your representative provide proper identification before performing transactions over the telephone or through our Internet Website. This may include a Personal Identification Number (PIN) that will be provided to you upon issue of your Annuity or you may establish or change your PIN by calling our automated response system and at www.accessallstate.com, our Internet Website. Any third party that you authorize to perform financial transactions on your account will be assigned a PIN for your account.

 Transactions requested via telephone are recorded. To the extent permitted by law, we will not be responsible for any claims, loss, liability or expense in connection with a transaction requested by telephone or other electronic means if we acted on such transaction instructions after following reasonable procedures to identify those persons authorized to perform transactions on your Annuity using verification methods which may include a request for your Social Security number, PIN or other form of electronic identification. We may be liable for losses due to unauthorized or fraudulent instructions if we did not follow such procedures.

 Allstate Life does not guarantee access to telephonic, facsimile, Internet or any other electronic information or that we will be able to accept transaction instructions via such means at all times. Regular and/or express mail will be the only means by which we will accept transaction instructions when telephonic, facsimile, Internet or any other electronic means are unavailable or delayed.

 Allstate Life reserves the right to limit, restrict or terminate telephonic, facsimile, Internet or any other electronic transaction privileges at any time.

 LEGAL MATTERS
 All matters of Illinois law pertaining to the Annuities, including the validity of the Annuities and Allstate Life's right to issue such Annuities under Illinois law, have been passed upon by Susan L. Lees, General Counsel of Allstate Life.



 CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
 The following are the contents of the Statement of Additional Information:

   .   Additions, Deletions or Substitutions of Investments
   .   The Annuities
   .   Company
   .   Principal Underwriter
   .   Determination of Accumulation Unit Values
   .   General Matters
   .   Experts
   .   Financial Statements
   .   Appendix A - Accumulation Unit Values

                     APPENDIX A - ACCUMULATION UNIT VALUES

 As we have indicated throughout this prospectus, each Annuity is a contract that allows you to select or decline any of several features that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each combination of such contract features. Here we depict the historical unit values corresponding to the contract features bearing the highest and lowest combinations of asset-based charges. The remaining unit values appear in the Statement of Additional Information, which you may obtain free of charge, by calling 866-695-2647 or by writing to us at the Annuity Service Center, P.O. Box 7960, Philadelphia, PA 19176. As discussed in the prospectus, if you select certain optional benefits (e.g., TrueIncome), we limit the investment options to which you may allocate your Account Value. In certain of these accumulation unit value tables, we set forth accumulation unit values that assume election of one or more of such optional benefits and allocation of Account Value to portfolios that currently are not permitted as part of such optional benefits. Such unit values are set forth for general reference purposes only, and are not intended to indicate that such portfolios may be acquired along with those optional benefits.




                      ALLSTATE RETIREMENT ACCESS B SERIES
                        ALLSTATE LIFE INSURANCE COMPANY
                                   PROSPECTUS

           ACCUMULATION UNIT VALUES: Basic Death Benefit Only (1.15%)



                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.09348        $10.45687           7,065
    01/01/2008 to 12/31/2008                             $10.45687         $7.04729         210,032
    01/01/2009 to 12/31/2009                              $7.04729         $8.66404         162,361
    01/01/2010 to 12/31/2010                              $8.66404         $9.59022         162,732
----------------------------------------------------------------------------------------------------------
AST ADVANCED STRATEGIES PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.11513        $10.50785           1,044
    01/01/2008 to 12/31/2008                             $10.50785         $7.29212          38,919
    01/01/2009 to 12/31/2009                              $7.29212         $9.09791          55,878
    01/01/2010 to 12/31/2010                              $9.09791        $10.22707          47,164
----------------------------------------------------------------------------------------------------------
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.13064        $10.38219               0
    01/01/2008 to 12/31/2008                             $10.38219         $5.91956               0
    01/01/2009 to 12/31/2009                              $5.91956         $7.51604               0
    01/01/2010 to 12/31/2010                              $7.51604         $8.51798               0
----------------------------------------------------------------------------------------------------------
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.09139         $9.50749           1,002
    01/01/2008 to 12/31/2008                              $9.50749         $5.46249           3,498
    01/01/2009 to 12/31/2009                              $5.46249         $6.68552           3,341
    01/01/2010 to 12/31/2010                              $6.68552         $7.48479           1,464
----------------------------------------------------------------------------------------------------------
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.07406        $10.23019              47
    01/01/2008 to 12/31/2008                             $10.23019         $5.99845             312
    01/01/2009 to 12/31/2009                              $5.99845         $7.06817             311
    01/01/2010 to 12/31/2010                              $7.06817         $7.88820             310
----------------------------------------------------------------------------------------------------------
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.06654         $9.58052               0
    01/01/2008 to 12/31/2008                              $9.58052         $6.18060               0
    01/01/2009 to 12/31/2009                              $6.18060         $7.19633               0
    01/01/2010 to 12/31/2010                              $7.19633         $8.09945               0
----------------------------------------------------------------------------------------------------------
AST BALANCED ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.07725        $10.46746           1,891
    01/01/2008 to 12/31/2008                             $10.46746         $7.37829         185,767
    01/01/2009 to 12/31/2009                              $7.37829         $8.99364         401,570
    01/01/2010 to 12/31/2010                              $8.99364         $9.98615         441,535

                                                                                              Number of
                                                          Accumulation     Accumulation      Accumulation
                                                          Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                           Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.11661        $10.44244           4,790
    01/01/2008 to 12/31/2008                                $10.44244         $6.71665         160,346
    01/01/2009 to 12/31/2009                                 $6.71665         $8.32218         224,296
    01/01/2010 to 12/31/2010                                 $8.32218         $9.32780         229,929
-------------------------------------------------------------------------------------------------------------
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008                               $10.09942         $6.72110             646
    01/01/2009 to 12/31/2009                                 $6.72110         $8.42873          12,267
    01/01/2010 to 12/31/2010                                 $8.42873         $9.52782          27,981
-------------------------------------------------------------------------------------------------------------
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008                               $10.08124         $7.37227          39,687
    01/01/2009 to 12/31/2009                                 $7.37227         $8.99302          63,771
    01/01/2010 to 12/31/2010                                 $8.99302         $9.95023          62,495
-------------------------------------------------------------------------------------------------------------
AST COHEN & STEERS REALTY PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.10634         $9.38860             568
    01/01/2008 to 12/31/2008                                 $9.38860         $6.02842             648
    01/01/2009 to 12/31/2009                                 $6.02842         $7.86267             776
    01/01/2010 to 12/31/2010                                 $7.86267        $10.00349             670
-------------------------------------------------------------------------------------------------------------
AST DEAM SMALL-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.12778         $8.85444              39
    01/01/2008 to 07/18/2008                                 $8.85444         $8.13582               0
-------------------------------------------------------------------------------------------------------------
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.09568        $10.23799              60
    01/01/2008 to 12/31/2008                                $10.23799         $5.65876             591
    01/01/2009 to 12/31/2009                                 $5.65876         $7.42159             591
    01/01/2010 to 12/31/2010                                 $7.42159         $9.72516             526
-------------------------------------------------------------------------------------------------------------
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO FORMERLY, AST NIEMANN CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008                               $10.10375         $7.53306           7,169
    01/01/2009 to 12/31/2009                                 $7.53306         $9.02845          10,479
    01/01/2010 to 12/31/2010                                 $9.02845        $10.11468          10,689
-------------------------------------------------------------------------------------------------------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.08931        $10.45149               0
    01/01/2008 to 12/31/2008                                $10.45149         $6.76922          88,061
    01/01/2009 to 12/31/2009                                 $6.76922         $8.28818          92,377
    01/01/2010 to 12/31/2010                                 $8.28818         $9.37069          93,062
-------------------------------------------------------------------------------------------------------------
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.12496        $10.58860           5,278
    01/01/2008 to 12/31/2008                                $10.58860         $6.20652          98,539
    01/01/2009 to 12/31/2009                                 $6.20652         $7.72964         129,860
    01/01/2010 to 12/31/2010                                 $7.72964         $9.09506          91,152
-------------------------------------------------------------------------------------------------------------
AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008                                $9.99906         $7.49078           1,333
    01/01/2009 to 11/13/2009                                 $7.49078         $8.41585               0
-------------------------------------------------------------------------------------------------------------
AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008                               $10.17574         $6.12807              72
    01/01/2009 to 12/31/2009                                 $6.12807         $8.18487             184
    01/01/2010 to 12/31/2010                                 $8.18487         $9.72608              88
-------------------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.13455        $10.43403             842
    01/01/2008 to 12/31/2008                                $10.43403         $6.16137           3,337
    01/01/2009 to 12/31/2009                                 $6.16137         $9.10019           3,741
    01/01/2010 to 12/31/2010                                 $9.10019         $9.92210           3,763

                                                                                        Number of
                                                    Accumulation     Accumulation      Accumulation
                                                    Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                     Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                         $10.12451        $10.45031              23
    01/01/2008 to 12/31/2008                          $10.45031         $6.11692           4,238
    01/01/2009 to 12/31/2009                           $6.11692         $9.49991           4,122
    01/01/2010 to 12/31/2010                           $9.49991        $11.25373           2,552
-------------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    07/21/2008* to 12/31/2008                         $10.03395         $7.65765             273
    01/01/2009 to 12/31/2009                           $7.65765         $9.60302             273
    01/01/2010 to 12/31/2010                           $9.60302        $12.03485             273
-------------------------------------------------------------------------------------------------------
AST HIGH YIELD PORTFOLIO
    07/30/2007* to 12/31/2007                         $10.01136        $10.54919             174
    01/01/2008 to 12/31/2008                          $10.54919         $7.76519           4,870
    01/01/2009 to 12/31/2009                           $7.76519        $10.40605           3,305
    01/01/2010 to 12/31/2010                          $10.40605        $11.67638           3,923
-------------------------------------------------------------------------------------------------------
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008                         $10.11193         $7.16465           8,380
    01/01/2009 to 12/31/2009                           $7.16465         $8.97192           8,886
    01/01/2010 to 12/31/2010                           $8.97192        $10.09536           8,031
-------------------------------------------------------------------------------------------------------
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008                         $10.08942         $7.64236          11,510
    01/01/2009 to 12/31/2009                           $7.64236         $9.32195          18,866
    01/01/2010 to 12/31/2010                           $9.32195        $10.28467          20,521
-------------------------------------------------------------------------------------------------------
AST INTERNATIONAL GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                         $10.24241        $11.09600             113
    01/01/2008 to 12/31/2008                          $11.09600         $5.45945           6,938
    01/01/2009 to 12/31/2009                           $5.45945         $7.30192           7,773
    01/01/2010 to 12/31/2010                           $7.30192         $8.26529           5,284
-------------------------------------------------------------------------------------------------------
AST INTERNATIONAL VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                         $10.18917        $10.49686             938
    01/01/2008 to 12/31/2008                          $10.49686         $5.81109           7,355
    01/01/2009 to 12/31/2009                           $5.81109         $7.49706           7,244
    01/01/2010 to 12/31/2010                           $7.49706         $8.23313           5,466
-------------------------------------------------------------------------------------------------------
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO FORMERLY, AST UBS DYNAMIC ALPHA PORTFOLIO
    07/30/2007* to 12/31/2007                         $10.08357         $9.71560           4,876
    01/01/2008 to 12/31/2008                           $9.71560         $7.91296          67,028
    01/01/2009 to 12/31/2009                           $7.91296         $9.54542          86,266
    01/01/2010 to 12/31/2010                           $9.54542        $10.12750          86,650
-------------------------------------------------------------------------------------------------------
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009                         $10.08445        $10.29762               0
    01/01/2010 to 12/31/2010                          $10.29762        $11.33242               0
-------------------------------------------------------------------------------------------------------
AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009                         $10.14583        $10.30739               0
    01/01/2010 to 12/31/2010                          $10.30739        $11.58849               0
-------------------------------------------------------------------------------------------------------
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    07/30/2007* to 12/31/2007                         $10.18258        $10.36729             427
    01/01/2008 to 12/31/2008                          $10.36729         $6.00813           3,324
    01/01/2009 to 12/31/2009                           $6.00813         $8.07094           3,323
    01/01/2010 to 12/31/2010                           $8.07094         $8.55118           2,691
-------------------------------------------------------------------------------------------------------
AST LARGE-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                         $10.09261         $9.58244             879
    01/01/2008 to 12/31/2008                           $9.58244         $5.54292              82
    01/01/2009 to 12/31/2009                           $5.54292         $6.54479              81
    01/01/2010 to 12/31/2010                           $6.54479         $7.32164              81

                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.00752        $10.42273             294
    01/01/2008 to 12/31/2008                             $10.42273         $7.90817           3,605
    01/01/2009 to 12/31/2009                              $7.90817        $10.52341           4,758
    01/01/2010 to 12/31/2010                             $10.52341        $11.79919           3,495
----------------------------------------------------------------------------------------------------------
AST MARSICO CAPITAL GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.13357        $10.85115               0
    01/01/2008 to 12/31/2008                             $10.85115         $6.04393           3,829
    01/01/2009 to 12/31/2009                              $6.04393         $7.75328           3,740
    01/01/2010 to 12/31/2010                              $7.75328         $9.17913           2,129
----------------------------------------------------------------------------------------------------------
AST MFS GLOBAL EQUITY PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.15695        $10.45680             399
    01/01/2008 to 12/31/2008                             $10.45680         $6.82398           3,779
    01/01/2009 to 12/31/2009                              $6.82398         $8.87186           3,779
    01/01/2010 to 12/31/2010                              $8.87186         $9.82742           3,159
----------------------------------------------------------------------------------------------------------
AST MFS GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.10906        $10.79010               0
    01/01/2008 to 12/31/2008                             $10.79010         $6.79479           1,010
    01/01/2009 to 12/31/2009                              $6.79479         $8.35007           1,883
    01/01/2010 to 12/31/2010                              $8.35007         $9.31039           1,717
----------------------------------------------------------------------------------------------------------
AST MID-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.07805         $9.77256             425
    01/01/2008 to 12/31/2008                              $9.77256         $5.97799           1,091
    01/01/2009 to 12/31/2009                              $5.97799         $8.20813           1,485
    01/01/2010 to 12/31/2010                              $8.20813        $10.03040           1,484
----------------------------------------------------------------------------------------------------------
AST MONEY MARKET PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.00038        $10.15309               0
    01/01/2008 to 12/31/2008                             $10.15309        $10.28948          74,314
    01/01/2009 to 12/31/2009                             $10.28948        $10.19718          52,935
    01/01/2010 to 12/31/2010                             $10.19718        $10.08379          47,921
----------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.10517        $10.04861              61
    01/01/2008 to 12/31/2008                             $10.04861         $5.73621           2,340
    01/01/2009 to 12/31/2009                              $5.73621         $7.97581           2,306
    01/01/2010 to 12/31/2010                              $7.97581         $9.73300           2,066
----------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.15883        $10.52611              59
    01/01/2008 to 12/31/2008                             $10.52611         $5.91259           3,407
    01/01/2009 to 12/31/2009                              $5.91259         $7.58653           3,406
    01/01/2010 to 12/31/2010                              $7.58653         $9.65098           2,710
----------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.05186        $11.26442               0
    01/01/2008 to 12/31/2008                             $11.26442         $6.39907             263
    01/01/2009 to 12/31/2009                              $6.39907         $7.75370             306
    01/01/2010 to 12/31/2010                              $7.75370         $9.21905             288
----------------------------------------------------------------------------------------------------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    07/21/2008* to 12/31/2008                            $10.10180         $5.58716             841
    01/01/2009 to 12/31/2009                              $5.58716         $9.19744             840
    01/01/2010 to 12/31/2010                              $9.19744        $11.11757             840

                                                                                             Number of
                                                         Accumulation     Accumulation      Accumulation
                                                         Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                          Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    07/30/2007* to 12/31/2007                               $9.99906        $10.36790               0
    01/01/2008 to 12/31/2008                               $10.36790        $10.36432           8,097
    01/01/2009 to 12/31/2009                               $10.36432        $11.29446           8,579
    01/01/2010 to 12/31/2010                               $11.29446        $11.60112           6,525
------------------------------------------------------------------------------------------------------------
AST PIMCO TOTAL RETURN BOND PORTFOLIO
    07/30/2007* to 12/31/2007                               $9.99043        $10.62891              34
    01/01/2008 to 12/31/2008                               $10.62891        $10.27050           1,929
    01/01/2009 to 12/31/2009                               $10.27050        $11.83164           4,769
    01/01/2010 to 12/31/2010                               $11.83164        $12.59972           3,804
------------------------------------------------------------------------------------------------------------
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007                              $10.05282        $10.51809               0
    01/01/2008 to 12/31/2008                               $10.51809         $8.37223         165,136
    01/01/2009 to 12/31/2009                                $8.37223         $9.93547         267,217
    01/01/2010 to 12/31/2010                                $9.93547        $10.86073         199,660
------------------------------------------------------------------------------------------------------------
AST QMA US EQUITY ALPHA PORTFOLIO
    07/30/2007* to 12/31/2007                              $10.08375         $9.77111             849
    01/01/2008 to 12/31/2008                                $9.77111         $5.91991           2,949
    01/01/2009 to 12/31/2009                                $5.91991         $7.12963           2,947
    01/01/2010 to 12/31/2010                                $7.12963         $8.10916           2,613
------------------------------------------------------------------------------------------------------------
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    07/30/2007* to 12/31/2007                              $10.08250        $10.44198               0
    01/01/2008 to 12/31/2008                               $10.44198         $7.20649           5,315
    01/01/2009 to 12/31/2009                                $7.20649         $9.07746          10,815
    01/01/2010 to 12/31/2010                                $9.07746        $10.03417           9,953
------------------------------------------------------------------------------------------------------------
AST SMALL-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                              $10.09716         $9.89351               0
    01/01/2008 to 12/31/2008                                $9.89351         $6.35771               0
    01/01/2009 to 12/31/2009                                $6.35771         $8.41645             191
    01/01/2010 to 12/31/2010                                $8.41645        $11.35082             191
------------------------------------------------------------------------------------------------------------
AST SMALL-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                              $10.09329         $9.47580              28
    01/01/2008 to 12/31/2008                                $9.47580         $6.58410           1,169
    01/01/2009 to 12/31/2009                                $6.58410         $8.26672           1,540
    01/01/2010 to 12/31/2010                                $8.26672        $10.29705           1,474
------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007                              $10.07029        $10.22655          30,036
    01/01/2008 to 12/31/2008                               $10.22655         $7.48722         111,624
    01/01/2009 to 12/31/2009                                $7.48722         $9.18879         176,350
    01/01/2010 to 12/31/2010                                $9.18879        $10.13205         163,838
------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    07/30/2007* to 12/31/2007                              $10.00748        $10.63509             419
    01/01/2008 to 12/31/2008                               $10.63509        $10.25810           2,929
    01/01/2009 to 12/31/2009                               $10.25810        $11.36994           4,117
    01/01/2010 to 12/31/2010                               $11.36994        $11.88615           2,675
------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                              $10.14586        $10.10082             823
    01/01/2008 to 12/31/2008                               $10.10082         $5.93496           1,436
    01/01/2009 to 12/31/2009                                $5.93496         $8.99883           1,436
    01/01/2010 to 12/31/2010                                $8.99883        $10.30298           1,435

                                                                                              Number of
                                                          Accumulation     Accumulation      Accumulation
                                                          Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                           Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.18083        $11.66699             467
    01/01/2008 to 12/31/2008                                $11.66699         $5.76870           3,906
    01/01/2009 to 12/31/2009                                 $5.76870         $8.51760           4,484
    01/01/2010 to 12/31/2010                                 $8.51760        $10.14301           3,581
-------------------------------------------------------------------------------------------------------------
AST VALUE PORTFOLIO FORMERLY, AST DEAM LARGE-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.07831         $9.83615             124
    01/01/2008 to 12/31/2008                                 $9.83615         $6.09701           1,526
    01/01/2009 to 12/31/2009                                 $6.09701         $7.12826           1,525
    01/01/2010 to 12/31/2010                                 $7.12826         $7.92391           1,396
-------------------------------------------------------------------------------------------------------------
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    11/19/2007* to 12/31/2007                                $9.99906         $9.98594               0
    01/01/2008 to 12/31/2008                                 $9.98594         $9.35793               0
    01/01/2009 to 12/31/2009                                 $9.35793        $10.32733               0
    01/01/2010 to 12/31/2010                                $10.32733        $11.00593               0
-------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2008* to 12/31/2008                               $10.07825         $6.66607         126,633
    01/01/2009 to 12/31/2009                                 $6.66607         $8.57152         173,117
    01/01/2010 to 12/31/2010                                 $8.57152         $9.34169         166,531



 *  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS B SERIES
                        ALLSTATE LIFE INSURANCE COMPANY
                                   PROSPECTUS

 ACCUMULATION UNIT VALUES: With TrueAccumulation HD 60 bps and Combo 5%/HAV 80
                                  bps (2.55%)



                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.02456        $12.18109            0
    01/01/2010 to 12/31/2010                             $12.18109        $13.29895            0
----------------------------------------------------------------------------------------------------------
AST ADVANCED STRATEGIES PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.03690        $12.37747            0
    01/01/2010 to 12/31/2010                             $12.37747        $13.72360            0
----------------------------------------------------------------------------------------------------------
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.06161        $12.72650            0
    01/01/2010 to 12/31/2010                             $12.72650        $14.22613            0
----------------------------------------------------------------------------------------------------------
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.09998        $12.86680            0
    01/01/2010 to 12/31/2010                             $12.86680        $14.20812            0
----------------------------------------------------------------------------------------------------------
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.12452        $12.16923            0
    01/01/2010 to 12/31/2010                             $12.16923        $13.39542            0
----------------------------------------------------------------------------------------------------------
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.07556        $12.42541            0
    01/01/2010 to 12/31/2010                             $12.42541        $13.79371            0
----------------------------------------------------------------------------------------------------------
AST BALANCED ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.02338        $12.00642            0
    01/01/2010 to 12/31/2010                             $12.00642        $13.14918            0

                                                                                              Number of
                                                          Accumulation     Accumulation      Accumulation
                                                          Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                           Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2016
    05/01/2009 to 12/31/2009                                 $9.93808         $9.58121            0
    01/01/2010 to 12/31/2010                                 $9.58121        $10.33077            0
-------------------------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2018
    05/01/2009 to 12/31/2009                                 $9.92252         $9.64707            0
    01/01/2010 to 12/31/2010                                 $9.64707        $10.45909            0
-------------------------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2019
    05/01/2009 to 12/31/2009                                 $9.90529         $9.54816            0
    01/01/2010 to 12/31/2010                                 $9.54816        $10.36817            0
-------------------------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2020
    05/01/2009 to 12/31/2009                                 $9.88401         $9.22399            0
    01/01/2010 to 12/31/2010                                 $9.22399        $10.05966            0
-------------------------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010                                $9.99724        $10.93095            0
-------------------------------------------------------------------------------------------------------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                                $10.03868        $12.27446            0
    01/01/2010 to 12/31/2010                                $12.27446        $13.56977            0
-------------------------------------------------------------------------------------------------------------
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                                $10.05229        $12.30737            0
    01/01/2010 to 12/31/2010                                $12.30737        $13.72233            0
-------------------------------------------------------------------------------------------------------------
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                                $10.03974        $11.90310            0
    01/01/2010 to 12/31/2010                                $11.90310        $12.99014            0
-------------------------------------------------------------------------------------------------------------
AST COHEN & STEERS REALTY PORTFOLIO
    05/01/2009 to 12/31/2009                                 $9.61469        $14.46969            0
    01/01/2010 to 12/31/2010                                $14.46969        $18.15795            0
-------------------------------------------------------------------------------------------------------------
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                                 $9.98051        $12.94608            0
    01/01/2010 to 12/31/2010                                $12.94608        $16.73243            0
-------------------------------------------------------------------------------------------------------------
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO FORMERLY, AST NIEMANN CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                                $10.02678        $11.93627            0
    01/01/2010 to 12/31/2010                                $11.93627        $13.18992            0
-------------------------------------------------------------------------------------------------------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
    05/01/2009 to 12/31/2009                                $10.01305        $12.26126            0
    01/01/2010 to 12/31/2010                                $12.26126        $13.67333            0
-------------------------------------------------------------------------------------------------------------
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    05/01/2009 to 12/31/2009                                 $9.98504        $12.12139            0
    01/01/2010 to 12/31/2010                                $12.12139        $14.06775            0
-------------------------------------------------------------------------------------------------------------
AST GLOBAL REAL ESTATE PORTFOLIO
    05/01/2009 to 12/31/2009                                 $9.85931        $13.89520            0
    01/01/2010 to 12/31/2010                                $13.89520        $16.28633            0
-------------------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                                $10.04650        $12.80244            0
    01/01/2010 to 12/31/2010                                $12.80244        $13.76804            0
-------------------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                                $10.05955        $13.44579            0
    01/01/2010 to 12/31/2010                                $13.44579        $15.71054            0
-------------------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                                 $9.95308        $12.72233            0
    01/01/2010 to 12/31/2010                                $12.72233        $15.72644            0

                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST HIGH YIELD PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.01698        $12.48013            0
    01/01/2010 to 12/31/2010                             $12.48013        $13.81219            0
----------------------------------------------------------------------------------------------------------
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.04092        $12.21260            0
    01/01/2010 to 12/31/2010                             $12.21260        $13.55399            0
----------------------------------------------------------------------------------------------------------
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.02456        $11.82508            0
    01/01/2010 to 12/31/2010                             $11.82508        $12.86791            0
----------------------------------------------------------------------------------------------------------
AST INTERNATIONAL GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.14310        $13.23292            0
    01/01/2010 to 12/31/2010                             $13.23292        $14.77423            0
----------------------------------------------------------------------------------------------------------
AST INTERNATIONAL VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.11760        $13.06484            0
    01/01/2010 to 12/31/2010                             $13.06484        $14.15155            0
----------------------------------------------------------------------------------------------------------
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO FORMERLY, AST UBS DYNAMIC ALPHA PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.07967        $11.63330            0
    01/01/2010 to 12/31/2010                             $11.63330        $12.17390            0
----------------------------------------------------------------------------------------------------------
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009                            $10.08332        $10.27904            0
    01/01/2010 to 12/31/2010                             $10.27904        $11.15736            0
----------------------------------------------------------------------------------------------------------
AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009                            $10.14470        $10.28882            0
    01/01/2010 to 12/31/2010                             $10.28882        $11.40962            0
----------------------------------------------------------------------------------------------------------
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.12726        $13.54976            0
    01/01/2010 to 12/31/2010                             $13.54976        $14.15991            0
----------------------------------------------------------------------------------------------------------
AST LARGE-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.06253        $12.69646            0
    01/01/2010 to 12/31/2010                             $12.69646        $14.00962            0
----------------------------------------------------------------------------------------------------------
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.03375        $12.04927            0
    01/01/2010 to 12/31/2010                             $12.04927        $13.32542            0
----------------------------------------------------------------------------------------------------------
AST MARSICO CAPITAL GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.00716        $12.67837            0
    01/01/2010 to 12/31/2010                             $12.67837        $14.80468            0
----------------------------------------------------------------------------------------------------------
AST MFS GLOBAL EQUITY PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.07230        $13.32699            0
    01/01/2010 to 12/31/2010                             $13.32699        $14.56080            0
----------------------------------------------------------------------------------------------------------
AST MFS GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.02809        $12.11670            0
    01/01/2010 to 12/31/2010                             $12.11670        $13.32566            0
----------------------------------------------------------------------------------------------------------
AST MID-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                              $9.98574        $13.19300            0
    01/01/2010 to 12/31/2010                             $13.19300        $15.90181            0
----------------------------------------------------------------------------------------------------------
AST MONEY MARKET PORTFOLIO
    05/01/2009 to 12/31/2009                              $9.99953         $9.83859            0
    01/01/2010 to 12/31/2010                              $9.83859         $9.59592            0
----------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.13089        $13.67744            0
    01/01/2010 to 12/31/2010                             $13.67744        $16.46273            0

                                                                                              Number of
                                                          Accumulation     Accumulation      Accumulation
                                                          Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                           Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                                 $9.97665        $12.32787            0
    01/01/2010 to 12/31/2010                                $12.32787        $15.46823            0
-------------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                                 $9.93448        $12.03170            0
    01/01/2010 to 12/31/2010                                $12.03170        $14.11014            0
-------------------------------------------------------------------------------------------------------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    05/01/2009 to 12/31/2009                                $10.05425        $14.75326            0
    01/01/2010 to 12/31/2010                                $14.75326        $17.58989            0
-------------------------------------------------------------------------------------------------------------
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    05/01/2009 to 12/31/2009                                 $9.99043        $10.45294            0
    01/01/2010 to 12/31/2010                                $10.45294        $10.58999            0
-------------------------------------------------------------------------------------------------------------
AST PIMCO TOTAL RETURN BOND PORTFOLIO
    05/01/2009 to 12/31/2009                                 $9.98230        $11.01861            0
    01/01/2010 to 12/31/2010                                $11.01861        $11.57349            0
-------------------------------------------------------------------------------------------------------------
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                                $10.02086        $11.57360            0
    01/01/2010 to 12/31/2010                                $11.57360        $12.47853            0
-------------------------------------------------------------------------------------------------------------
AST QMA US EQUITY ALPHA PORTFOLIO
    05/01/2009 to 12/31/2009                                $10.07703        $12.76961            0
    01/01/2010 to 12/31/2010                                $12.76961        $14.32572            0
-------------------------------------------------------------------------------------------------------------
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    05/01/2009 to 12/31/2009                                $10.08069        $12.34943            0
    01/01/2010 to 12/31/2010                                $12.34943        $13.46445            0
-------------------------------------------------------------------------------------------------------------
AST SMALL-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                                $10.00819        $13.09652            0
    01/01/2010 to 12/31/2010                                $13.09652        $17.42135            0
-------------------------------------------------------------------------------------------------------------
AST SMALL-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                                 $9.97547        $12.90432            0
    01/01/2010 to 12/31/2010                                $12.90432        $15.85412            0
-------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                                $10.03822        $12.11086            0
    01/01/2010 to 12/31/2010                                $12.11086        $13.17158            0
-------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    05/01/2009 to 12/31/2009                                $10.01723        $11.07285            0
    01/01/2010 to 12/31/2010                                $11.07285        $11.41726            0
-------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                                 $9.98682        $13.12242            0
    01/01/2010 to 12/31/2010                                $13.12242        $14.81893            0
-------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    05/01/2009 to 12/31/2009                                $10.30092        $13.71525            0
    01/01/2010 to 12/31/2010                                $13.71525        $16.10944            0
-------------------------------------------------------------------------------------------------------------
AST VALUE PORTFOLIO FORMERLY, AST DEAM LARGE-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                                $10.09816        $12.71996            0
    01/01/2010 to 12/31/2010                                $12.71996        $13.94659            0
-------------------------------------------------------------------------------------------------------------
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    05/01/2009 to 12/31/2009                                 $9.98898        $10.72608            0
    01/01/2010 to 12/31/2010                                $10.72608        $11.27458            0
-------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2009 to 12/31/2009                                $10.07048        $12.78861            0
    01/01/2010 to 12/31/2010                                $12.78861        $13.74728            0



 *  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS L SERIES
                        ALLSTATE LIFE INSURANCE COMPANY
                                   PROSPECTUS

           ACCUMULATION UNIT VALUES: Basic Death Benefit Only (1.50%)



                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.09320        $10.44139          36,239
    01/01/2008 to 12/31/2008                             $10.44139         $7.01262         193,673
    01/01/2009 to 12/31/2009                              $7.01262         $8.59177         187,189
    01/01/2010 to 12/31/2010                              $8.59177         $9.47734         186,399
----------------------------------------------------------------------------------------------------------
AST ADVANCED STRATEGIES PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.11485        $10.49227               0
    01/01/2008 to 12/31/2008                             $10.49227         $7.25618          48,593
    01/01/2009 to 12/31/2009                              $7.25618         $9.02187          87,449
    01/01/2010 to 12/31/2010                              $9.02187        $10.10658          89,278
----------------------------------------------------------------------------------------------------------
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.13036        $10.36673              23
    01/01/2008 to 12/31/2008                             $10.36673         $5.89032           9,337
    01/01/2009 to 12/31/2009                              $5.89032         $7.45305           8,924
    01/01/2010 to 12/31/2010                              $7.45305         $8.41749           8,099
----------------------------------------------------------------------------------------------------------
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.09111         $9.49328               0
    01/01/2008 to 12/31/2008                              $9.49328         $5.43545             601
    01/01/2009 to 12/31/2009                              $5.43545         $6.62933             601
    01/01/2010 to 12/31/2010                              $6.62933         $7.39612             600
----------------------------------------------------------------------------------------------------------
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.07378        $10.21505             240
    01/01/2008 to 12/31/2008                             $10.21505         $5.96882           1,865
    01/01/2009 to 12/31/2009                              $5.96882         $7.00895           1,864
    01/01/2010 to 12/31/2010                              $7.00895         $7.79506           1,863
----------------------------------------------------------------------------------------------------------
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.06626         $9.56632               0
    01/01/2008 to 12/31/2008                              $9.56632         $6.15018           1,808
    01/01/2009 to 12/31/2009                              $6.15018         $7.13610           1,181
    01/01/2010 to 12/31/2010                              $7.13610         $8.00389             400
----------------------------------------------------------------------------------------------------------
AST BALANCED ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.07697        $10.45195           7,133
    01/01/2008 to 12/31/2008                             $10.45195         $7.34190         195,581
    01/01/2009 to 12/31/2009                              $7.34190         $8.91844         262,922
    01/01/2010 to 12/31/2010                              $8.91844         $9.86838         265,893
----------------------------------------------------------------------------------------------------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.11632        $10.42695           3,868
    01/01/2008 to 12/31/2008                             $10.42695         $6.68349          69,913
    01/01/2009 to 12/31/2009                              $6.68349         $8.25251          73,436
    01/01/2010 to 12/31/2010                              $8.25251         $9.21780          86,935
----------------------------------------------------------------------------------------------------------
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008                            $10.09932         $6.70554           8,144
    01/01/2009 to 12/31/2009                              $6.70554         $8.38012           8,650
    01/01/2010 to 12/31/2010                              $8.38012         $9.44028           5,293

                                                                                              Number of
                                                          Accumulation     Accumulation      Accumulation
                                                          Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                           Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008                               $10.08114         $7.35523           8,946
    01/01/2009 to 12/31/2009                                 $7.35523         $8.94120          27,885
    01/01/2010 to 12/31/2010                                 $8.94120         $9.85881          26,418
-------------------------------------------------------------------------------------------------------------
AST COHEN & STEERS REALTY PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.10606         $9.37462               0
    01/01/2008 to 12/31/2008                                 $9.37462         $5.99858               0
    01/01/2009 to 12/31/2009                                 $5.99858         $7.79678              74
    01/01/2010 to 12/31/2010                                 $7.79678         $9.88521              41
-------------------------------------------------------------------------------------------------------------
AST DEAM SMALL-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.12750         $8.84127               0
    01/01/2008 to 07/18/2008                                 $8.84127         $8.10838               0
-------------------------------------------------------------------------------------------------------------
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.09539        $10.22279               0
    01/01/2008 to 12/31/2008                                $10.22279         $5.63081           1,184
    01/01/2009 to 12/31/2009                                 $5.63081         $7.35943             621
    01/01/2010 to 12/31/2010                                 $7.35943         $9.61033             558
-------------------------------------------------------------------------------------------------------------
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO FORMERLY, AST NIEMANN CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008                               $10.10365         $7.51558           3,810
    01/01/2009 to 12/31/2009                                 $7.51558         $8.97636           1,235
    01/01/2010 to 12/31/2010                                 $8.97636        $10.02176             614
-------------------------------------------------------------------------------------------------------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.08903        $10.43602           5,925
    01/01/2008 to 12/31/2008                                $10.43602         $6.73586          50,335
    01/01/2009 to 12/31/2009                                 $6.73586         $8.21894         104,418
    01/01/2010 to 12/31/2010                                 $8.21894         $9.26045         118,477
-------------------------------------------------------------------------------------------------------------
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.12468        $10.57296           8,727
    01/01/2008 to 12/31/2008                                $10.57296         $6.17596         244,916
    01/01/2009 to 12/31/2009                                 $6.17596         $7.66499         594,318
    01/01/2010 to 12/31/2010                                 $7.66499         $8.98792         843,988
-------------------------------------------------------------------------------------------------------------
AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008                                $9.99878         $7.47904               0
    01/01/2009 to 11/13/2009                                 $7.47904         $8.37746               0
-------------------------------------------------------------------------------------------------------------
AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008                               $10.17546         $6.11840               0
    01/01/2009 to 12/31/2009                                 $6.11840         $8.14369               0
    01/01/2010 to 12/31/2010                                 $8.14369         $9.64393               0
-------------------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.13427        $10.41858             158
    01/01/2008 to 12/31/2008                                $10.41858         $6.13100           1,573
    01/01/2009 to 12/31/2009                                 $6.13100         $9.02402           1,253
    01/01/2010 to 12/31/2010                                 $9.02402         $9.80506           1,362
-------------------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.12422        $10.43475             156
    01/01/2008 to 12/31/2008                                $10.43475         $6.08671           1,963
    01/01/2009 to 12/31/2009                                 $6.08671         $9.42044           1,541
    01/01/2010 to 12/31/2010                                 $9.42044        $11.12114           1,540
-------------------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    07/21/2008* to 12/31/2008                               $10.03366         $7.64560               0
    01/01/2009 to 12/31/2009                                 $7.64560         $9.55478               0
    01/01/2010 to 12/31/2010                                 $9.55478        $11.93314               0

                                                                                        Number of
                                                    Accumulation     Accumulation      Accumulation
                                                    Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                     Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------
AST HIGH YIELD PORTFOLIO
    07/30/2007* to 12/31/2007                         $10.01108        $10.53352               0
    01/01/2008 to 12/31/2008                          $10.53352         $7.72692              64
    01/01/2009 to 12/31/2009                           $7.72692        $10.31917              64
    01/01/2010 to 12/31/2010                          $10.31917        $11.53876           3,579
-------------------------------------------------------------------------------------------------------
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008                         $10.11184         $7.14807             828
    01/01/2009 to 12/31/2009                           $7.14807         $8.92034           1,477
    01/01/2010 to 12/31/2010                           $8.92034        $10.00264           1,591
-------------------------------------------------------------------------------------------------------
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008                         $10.08932         $7.62472          17,788
    01/01/2009 to 12/31/2009                           $7.62472         $9.26843          25,884
    01/01/2010 to 12/31/2010                           $9.26843        $10.19024          25,837
-------------------------------------------------------------------------------------------------------
AST INTERNATIONAL GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                         $10.24213        $11.07952               0
    01/01/2008 to 12/31/2008                          $11.07952         $5.43245           2,848
    01/01/2009 to 12/31/2009                           $5.43245         $7.24079           2,024
    01/01/2010 to 12/31/2010                           $7.24079         $8.16782             922
-------------------------------------------------------------------------------------------------------
AST INTERNATIONAL VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                         $10.18889        $10.48133             160
    01/01/2008 to 12/31/2008                          $10.48133         $5.78239           3,050
    01/01/2009 to 12/31/2009                           $5.78239         $7.43422           3,396
    01/01/2010 to 12/31/2010                           $7.43422         $8.13590           3,363
-------------------------------------------------------------------------------------------------------
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO FORMERLY, AST UBS DYNAMIC ALPHA PORTFOLIO
    07/30/2007* to 12/31/2007                         $10.08328         $9.70119           5,926
    01/01/2008 to 12/31/2008                           $9.70119         $7.87406          51,021
    01/01/2009 to 12/31/2009                           $7.87406         $9.46570          91,064
    01/01/2010 to 12/31/2010                           $9.46570        $10.00817          93,903
-------------------------------------------------------------------------------------------------------
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009                         $10.08416        $10.29292               0
    01/01/2010 to 12/31/2010                          $10.29292        $11.28818               0
-------------------------------------------------------------------------------------------------------
AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009                         $10.14555        $10.30271               0
    01/01/2010 to 12/31/2010                          $10.30271        $11.54334               0
-------------------------------------------------------------------------------------------------------
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    07/30/2007* to 12/31/2007                         $10.18230        $10.35188              81
    01/01/2008 to 12/31/2008                          $10.35188         $5.97843           1,588
    01/01/2009 to 12/31/2009                           $5.97843         $8.00343           1,078
    01/01/2010 to 12/31/2010                           $8.00343         $8.45042             525
-------------------------------------------------------------------------------------------------------
AST LARGE-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                         $10.09233         $9.56825           1,080
    01/01/2008 to 12/31/2008                           $9.56825         $5.51560           1,077
    01/01/2009 to 12/31/2009                           $5.51560         $6.49008           1,076
    01/01/2010 to 12/31/2010                           $6.49008         $7.23545               0
-------------------------------------------------------------------------------------------------------
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    07/30/2007* to 12/31/2007                         $10.00724        $10.40723               0
    01/01/2008 to 12/31/2008                          $10.40723         $7.86918               0
    01/01/2009 to 12/31/2009                           $7.86918        $10.43532             826
    01/01/2010 to 12/31/2010                          $10.43532        $11.66016             797

                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST MARSICO CAPITAL GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.13328        $10.83502           1,395
    01/01/2008 to 12/31/2008                             $10.83502         $6.01404           2,929
    01/01/2009 to 12/31/2009                              $6.01404         $7.68834           3,601
    01/01/2010 to 12/31/2010                              $7.68834         $9.07069           3,538
----------------------------------------------------------------------------------------------------------
AST MFS GLOBAL EQUITY PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.15667        $10.44129             409
    01/01/2008 to 12/31/2008                             $10.44129         $6.79032           8,688
    01/01/2009 to 12/31/2009                              $6.79032         $8.79760           1,037
    01/01/2010 to 12/31/2010                              $8.79760         $9.71160           1,036
----------------------------------------------------------------------------------------------------------
AST MFS GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.10878        $10.77409               0
    01/01/2008 to 12/31/2008                             $10.77409         $6.76122               0
    01/01/2009 to 12/31/2009                              $6.76122         $8.28013               0
    01/01/2010 to 12/31/2010                              $8.28013         $9.20054               0
----------------------------------------------------------------------------------------------------------
AST MID-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.07777         $9.75803               0
    01/01/2008 to 12/31/2008                              $9.75803         $5.94845             620
    01/01/2009 to 12/31/2009                              $5.94845         $8.13925           1,679
    01/01/2010 to 12/31/2010                              $8.13925         $9.91193           1,678
----------------------------------------------------------------------------------------------------------
AST MONEY MARKET PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.00009        $10.13792           6,546
    01/01/2008 to 12/31/2008                             $10.13792        $10.23870          10,929
    01/01/2009 to 12/31/2009                             $10.23870        $10.11181          18,836
    01/01/2010 to 12/31/2010                             $10.11181         $9.96478          17,831
----------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.10489        $10.03366             164
    01/01/2008 to 12/31/2008                             $10.03366         $5.70783           2,005
    01/01/2009 to 12/31/2009                              $5.70783         $7.90899           1,538
    01/01/2010 to 12/31/2010                              $7.90899         $9.61810           1,452
----------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.15855        $10.51047               0
    01/01/2008 to 12/31/2008                             $10.51047         $5.88338             206
    01/01/2009 to 12/31/2009                              $5.88338         $7.52300             316
    01/01/2010 to 12/31/2010                              $7.52300         $9.53713             233
----------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.05157        $11.24772              73
    01/01/2008 to 12/31/2008                             $11.24772         $6.36737             507
    01/01/2009 to 12/31/2009                              $6.36737         $7.68860             569
    01/01/2010 to 12/31/2010                              $7.68860         $9.11006             552
----------------------------------------------------------------------------------------------------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    07/21/2008* to 12/31/2008                            $10.10152         $5.57836               0
    01/01/2009 to 12/31/2009                              $5.57836         $9.15131           2,177
    01/01/2010 to 12/31/2010                              $9.15131        $11.02373             949
----------------------------------------------------------------------------------------------------------
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    07/30/2007* to 12/31/2007                             $9.99878        $10.35253               0
    01/01/2008 to 12/31/2008                             $10.35253        $10.31309           9,233
    01/01/2009 to 12/31/2009                             $10.31309        $11.19983           5,110
    01/01/2010 to 12/31/2010                             $11.19983        $11.46443           2,532

                                                                                             Number of
                                                         Accumulation     Accumulation      Accumulation
                                                         Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                          Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------
AST PIMCO TOTAL RETURN BOND PORTFOLIO
    07/30/2007* to 12/31/2007                               $9.99015        $10.61317           1,813
    01/01/2008 to 12/31/2008                               $10.61317        $10.21996          13,017
    01/01/2009 to 12/31/2009                               $10.21996        $11.73265           8,123
    01/01/2010 to 12/31/2010                               $11.73265        $12.45111           7,252
------------------------------------------------------------------------------------------------------------
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007                              $10.05254        $10.50250          15,721
    01/01/2008 to 12/31/2008                               $10.50250         $8.33099         188,702
    01/01/2009 to 12/31/2009                                $8.33099         $9.85231         261,340
    01/01/2010 to 12/31/2010                                $9.85231        $10.73264         248,407
------------------------------------------------------------------------------------------------------------
AST QMA US EQUITY ALPHA PORTFOLIO
    07/30/2007* to 12/31/2007                              $10.08346         $9.75661             349
    01/01/2008 to 12/31/2008                                $9.75661         $5.89074           9,045
    01/01/2009 to 12/31/2009                                $5.89074         $7.07001             570
    01/01/2010 to 12/31/2010                                $7.07001         $8.01363             569
------------------------------------------------------------------------------------------------------------
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    07/30/2007* to 12/31/2007                              $10.08222        $10.42652               0
    01/01/2008 to 12/31/2008                               $10.42652         $7.17097          21,101
    01/01/2009 to 12/31/2009                                $7.17097         $9.00157          44,678
    01/01/2010 to 12/31/2010                                $9.00157         $9.91585          47,755
------------------------------------------------------------------------------------------------------------
AST SMALL-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                              $10.09687         $9.87873               0
    01/01/2008 to 12/31/2008                                $9.87873         $6.32631             123
    01/01/2009 to 12/31/2009                                $6.32631         $8.34608             103
    01/01/2010 to 12/31/2010                                $8.34608        $11.21701              66
------------------------------------------------------------------------------------------------------------
AST SMALL-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                              $10.09300         $9.46174               0
    01/01/2008 to 12/31/2008                                $9.46174         $6.55164             879
    01/01/2009 to 12/31/2009                                $6.55164         $8.19749           1,451
    01/01/2010 to 12/31/2010                                $8.19749        $10.17554           1,409
------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007                              $10.07001        $10.21138             817
    01/01/2008 to 12/31/2008                               $10.21138         $7.45021          29,402
    01/01/2009 to 12/31/2009                                $7.45021         $9.11168          64,679
    01/01/2010 to 12/31/2010                                $9.11168        $10.01224          65,983
------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    07/30/2007* to 12/31/2007                              $10.00720        $10.61932             159
    01/01/2008 to 12/31/2008                               $10.61932        $10.20756           2,627
    01/01/2009 to 12/31/2009                               $10.20756        $11.27487           5,501
    01/01/2010 to 12/31/2010                               $11.27487        $11.74596           4,851
------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                              $10.14558        $10.08574           1,053
    01/01/2008 to 12/31/2008                               $10.08574         $5.90554           2,251
    01/01/2009 to 12/31/2009                                $5.90554         $8.92350           2,877
    01/01/2010 to 12/31/2010                                $8.92350        $10.18149           1,786
------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    07/30/2007* to 12/31/2007                              $10.18054        $11.64962             494
    01/01/2008 to 12/31/2008                               $11.64962         $5.74017           4,203
    01/01/2009 to 12/31/2009                                $5.74017         $8.44609           5,499
    01/01/2010 to 12/31/2010                                $8.44609        $10.02311           3,643

                                                                                              Number of
                                                          Accumulation     Accumulation      Accumulation
                                                          Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                           Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------
AST VALUE PORTFOLIO FORMERLY, AST DEAM LARGE-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.07803         $9.82154               0
    01/01/2008 to 12/31/2008                                 $9.82154         $6.06690               0
    01/01/2009 to 12/31/2009                                 $6.06690         $7.06845             139
    01/01/2010 to 12/31/2010                                 $7.06845         $7.83029             104
-------------------------------------------------------------------------------------------------------------
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    11/19/2007* to 12/31/2007                                $9.99878         $9.98165               0
    01/01/2008 to 12/31/2008                                 $9.98165         $9.32155               0
    01/01/2009 to 12/31/2009                                 $9.32155        $10.25168               0
    01/01/2010 to 12/31/2010                                $10.25168        $10.88762               0
-------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2008* to 12/31/2008                               $10.07816         $6.65060          20,066
    01/01/2009 to 12/31/2009                                 $6.65060         $8.52206          54,865
    01/01/2010 to 12/31/2010                                 $8.52206         $9.25566          51,668
-------------------------------------------------------------------------------------------------------------
PROFUND VP CONSUMER GOODS PORTFOLIO
    05/01/2008* to 12/31/2008                               $10.08904         $7.68001               0
    01/01/2009 to 12/31/2009                                 $7.68001         $9.19810               0
    01/01/2010 to 12/31/2010                                 $9.19810        $10.63535               0
-------------------------------------------------------------------------------------------------------------
PROFUND VP CONSUMER SERVICES
    05/01/2008* to 12/31/2008                               $10.26805         $7.05023               0
    01/01/2009 to 12/31/2009                                 $7.05023         $9.08555               0
    01/01/2010 to 12/31/2010                                 $9.08555        $10.86563               0
-------------------------------------------------------------------------------------------------------------
PROFUND VP FINANCIALS
    05/01/2008* to 12/31/2008                               $10.38575         $5.27795               0
    01/01/2009 to 12/31/2009                                 $5.27795         $5.98034               0
    01/01/2010 to 12/31/2010                                 $5.98034         $6.53580              77
-------------------------------------------------------------------------------------------------------------
PROFUND VP HEALTH CARE
    05/01/2008* to 12/31/2008                               $10.15197         $8.34539               0
    01/01/2009 to 12/31/2009                                 $8.34539         $9.82975               0
    01/01/2010 to 12/31/2010                                 $9.82975         $9.95975              49
-------------------------------------------------------------------------------------------------------------
PROFUND VP INDUSTRIALS
    05/01/2008* to 12/31/2008                               $10.16548         $6.10363               0
    01/01/2009 to 12/31/2009                                 $6.10363         $7.46247               0
    01/01/2010 to 12/31/2010                                 $7.46247         $9.09813               0
-------------------------------------------------------------------------------------------------------------
PROFUND VP LARGE-CAP GROWTH
    05/01/2008* to 12/31/2008                               $10.11070         $6.72389               0
    01/01/2009 to 12/31/2009                                 $6.72389         $8.59400               0
    01/01/2010 to 12/31/2010                                 $8.59400         $9.58321               0
-------------------------------------------------------------------------------------------------------------
PROFUND VP LARGE-CAP VALUE
    05/01/2008* to 12/31/2008                               $10.24148         $6.27859               0
    01/01/2009 to 12/31/2009                                 $6.27859         $7.38976               0
    01/01/2010 to 12/31/2010                                 $7.38976         $8.21923               0
-------------------------------------------------------------------------------------------------------------
PROFUND VP MID-CAP GROWTH
    05/01/2008* to 12/31/2008                               $10.07248         $6.20657               0
    01/01/2009 to 12/31/2009                                 $6.20657         $8.45773               0
    01/01/2010 to 12/31/2010                                 $8.45773        $10.70048               0
-------------------------------------------------------------------------------------------------------------
PROFUND VP MID-CAP VALUE
    05/01/2008* to 12/31/2008                               $10.18846         $6.47128               0
    01/01/2009 to 12/31/2009                                 $6.47128         $8.34377             438
    01/01/2010 to 12/31/2010                                 $8.34377         $9.90148             437

                                                                         Number of
                                     Accumulation     Accumulation      Accumulation
                                     Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                      Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------
PROFUND VP REAL ESTATE
    05/01/2008* to 12/31/2008          $10.25896         $5.52426              0
    01/01/2009 to 12/31/2009            $5.52426         $6.96089              0
    01/01/2010 to 12/31/2010            $6.96089         $8.55119              0
----------------------------------------------------------------------------------------
PROFUND VP SMALL-CAP GROWTH
    05/01/2008* to 12/31/2008          $10.11361         $6.81715              0
    01/01/2009 to 12/31/2009            $6.81715         $8.47395              0
    01/01/2010 to 12/31/2010            $8.47395        $10.49624              0
----------------------------------------------------------------------------------------
PROFUND VP SMALL-CAP VALUE
    05/01/2008* to 12/31/2008          $10.22860         $7.18694              0
    01/01/2009 to 12/31/2009            $7.18694         $8.52515              0
    01/01/2010 to 12/31/2010            $8.52515        $10.25540              0
----------------------------------------------------------------------------------------
PROFUND VP TELECOMMUNICATIONS
    05/01/2008* to 12/31/2008          $10.27818         $7.27659              0
    01/01/2009 to 12/31/2009            $7.27659         $7.69368              0
    01/01/2010 to 12/31/2010            $7.69368         $8.76879             68
----------------------------------------------------------------------------------------
PROFUND VP UTILITIES
    05/01/2008* to 12/31/2008          $10.09863         $7.22324              0
    01/01/2009 to 12/31/2009            $7.22324         $7.88038          3,642
    01/01/2010 to 12/31/2010            $7.88038         $8.22571          5,357



 *  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS L SERIES
                        ALLSTATE LIFE INSURANCE COMPANY
                                   PROSPECTUS

 ACCUMULATION UNIT VALUES: With TrueAccumulation HD 60 bps and Combo 5%/HAV 80
                                  bps (2.90%)



                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.02447        $12.15321            0
    01/01/2010 to 12/31/2010                             $12.15321        $13.22337            0
----------------------------------------------------------------------------------------------------------
AST ADVANCED STRATEGIES PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.03681        $12.34923            0
    01/01/2010 to 12/31/2010                             $12.34923        $13.64580            0
----------------------------------------------------------------------------------------------------------
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.06152        $12.69747            0
    01/01/2010 to 12/31/2010                             $12.69747        $14.14542            0
----------------------------------------------------------------------------------------------------------
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.09989        $12.83749            0
    01/01/2010 to 12/31/2010                             $12.83749        $14.12750            0
----------------------------------------------------------------------------------------------------------
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.12442        $12.14148            0
    01/01/2010 to 12/31/2010                             $12.14148        $13.31934            0
----------------------------------------------------------------------------------------------------------
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.07547        $12.39708            0
    01/01/2010 to 12/31/2010                             $12.39708        $13.71551            0

                                                                                              Number of
                                                          Accumulation     Accumulation      Accumulation
                                                          Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                           Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------
AST BALANCED ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                                $10.02328        $11.97898            0
    01/01/2010 to 12/31/2010                                $11.97898        $13.07444            0
-------------------------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2016
    05/01/2009 to 12/31/2009                                 $9.93799         $9.55931            0
    01/01/2010 to 12/31/2010                                 $9.55931        $10.27205            0
-------------------------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2018
    05/01/2009 to 12/31/2009                                 $9.92242         $9.62510            0
    01/01/2010 to 12/31/2010                                 $9.62510        $10.39978            0
-------------------------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2019
    05/01/2009 to 12/31/2009                                 $9.90520         $9.52622            0
    01/01/2010 to 12/31/2010                                 $9.52622        $10.30913            0
-------------------------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2020
    05/01/2009 to 12/31/2009                                 $9.88391         $9.20282            0
    01/01/2010 to 12/31/2010                                 $9.20282        $10.00228            0
-------------------------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010                                $9.99686        $10.89381            0
-------------------------------------------------------------------------------------------------------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                                $10.03859        $12.24643            0
    01/01/2010 to 12/31/2010                                $12.24643        $13.49271            0
-------------------------------------------------------------------------------------------------------------
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                                $10.05220        $12.27924            0
    01/01/2010 to 12/31/2010                                $12.27924        $13.64429            0
-------------------------------------------------------------------------------------------------------------
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                                $10.03965        $11.87597            0
    01/01/2010 to 12/31/2010                                $11.87597        $12.91640            0
-------------------------------------------------------------------------------------------------------------
AST COHEN & STEERS REALTY PORTFOLIO
    05/01/2009 to 12/31/2009                                 $9.61460        $14.43676            0
    01/01/2010 to 12/31/2010                                $14.43676        $18.05513            0
-------------------------------------------------------------------------------------------------------------
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                                 $9.98042        $12.91660            0
    01/01/2010 to 12/31/2010                                $12.91660        $16.63763            0
-------------------------------------------------------------------------------------------------------------
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO FORMERLY, AST NIEMANN CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                                $10.02669        $11.90909            0
    01/01/2010 to 12/31/2010                                $11.90909        $13.11500            0
-------------------------------------------------------------------------------------------------------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
    05/01/2009 to 12/31/2009                                $10.01295        $12.23324            0
    01/01/2010 to 12/31/2010                                $12.23324        $13.59564            0
-------------------------------------------------------------------------------------------------------------
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    05/01/2009 to 12/31/2009                                 $9.98495        $12.09369            0
    01/01/2010 to 12/31/2010                                $12.09369        $13.98776            0
-------------------------------------------------------------------------------------------------------------
AST GLOBAL REAL ESTATE PORTFOLIO
    05/01/2009 to 12/31/2009                                 $9.85922        $13.86353            0
    01/01/2010 to 12/31/2010                                $13.86353        $16.19384            0
-------------------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                                $10.04641        $12.77319            0
    01/01/2010 to 12/31/2010                                $12.77319        $13.68981            0
-------------------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                                $10.05946        $13.41518            0
    01/01/2010 to 12/31/2010                                $13.41518        $15.62134            0

                                                                                        Number of
                                                    Accumulation     Accumulation      Accumulation
                                                    Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                     Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                           $9.95299        $12.69329            0
    01/01/2010 to 12/31/2010                          $12.69329        $15.63705            0
-------------------------------------------------------------------------------------------------------
AST HIGH YIELD PORTFOLIO
    05/01/2009 to 12/31/2009                          $10.01688        $12.45163            0
    01/01/2010 to 12/31/2010                          $12.45163        $13.73369            0
-------------------------------------------------------------------------------------------------------
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                          $10.04082        $12.18477            0
    01/01/2010 to 12/31/2010                          $12.18477        $13.47712            0
-------------------------------------------------------------------------------------------------------
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                          $10.02447        $11.79813            0
    01/01/2010 to 12/31/2010                          $11.79813        $12.79497            0
-------------------------------------------------------------------------------------------------------
AST INTERNATIONAL GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                          $10.14301        $13.20274            0
    01/01/2010 to 12/31/2010                          $13.20274        $14.69040            0
-------------------------------------------------------------------------------------------------------
AST INTERNATIONAL VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                          $10.11751        $13.03502            0
    01/01/2010 to 12/31/2010                          $13.03502        $14.07124            0
-------------------------------------------------------------------------------------------------------
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO FORMERLY, AST UBS DYNAMIC ALPHA PORTFOLIO
    05/01/2009 to 12/31/2009                          $10.07957        $11.60666            0
    01/01/2010 to 12/31/2010                          $11.60666        $12.10466            0
-------------------------------------------------------------------------------------------------------
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009                         $10.08304        $10.27439            0
    01/01/2010 to 12/31/2010                          $10.27439        $11.11435            0
-------------------------------------------------------------------------------------------------------
AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009                         $10.14442        $10.28421            0
    01/01/2010 to 12/31/2010                          $10.28421        $11.36565            0
-------------------------------------------------------------------------------------------------------
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    05/01/2009 to 12/31/2009                          $10.12716        $13.51883            0
    01/01/2010 to 12/31/2010                          $13.51883        $14.07943            0
-------------------------------------------------------------------------------------------------------
AST LARGE-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                          $10.06244        $12.66734            0
    01/01/2010 to 12/31/2010                          $12.66734        $13.92984            0
-------------------------------------------------------------------------------------------------------
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    05/01/2009 to 12/31/2009                          $10.03366        $12.02178            0
    01/01/2010 to 12/31/2010                          $12.02178        $13.24974            0
-------------------------------------------------------------------------------------------------------
AST MARSICO CAPITAL GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                          $10.00707        $12.64957            0
    01/01/2010 to 12/31/2010                          $12.64957        $14.72094            0
-------------------------------------------------------------------------------------------------------
AST MFS GLOBAL EQUITY PORTFOLIO
    05/01/2009 to 12/31/2009                          $10.07221        $13.29655            0
    01/01/2010 to 12/31/2010                          $13.29655        $14.47808            0
-------------------------------------------------------------------------------------------------------
AST MFS GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                          $10.02799        $12.08911            0
    01/01/2010 to 12/31/2010                          $12.08911        $13.25000            0
-------------------------------------------------------------------------------------------------------
AST MID-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                           $9.98565        $13.16283            0
    01/01/2010 to 12/31/2010                          $13.16283        $15.81142            0
-------------------------------------------------------------------------------------------------------
AST MONEY MARKET PORTFOLIO
    05/01/2009 to 12/31/2009                           $9.99944         $9.81616            0
    01/01/2010 to 12/31/2010                           $9.81616         $9.54143            0

                                                                                             Number of
                                                         Accumulation     Accumulation      Accumulation
                                                         Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                          Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                               $10.13079        $13.64629            0
    01/01/2010 to 12/31/2010                               $13.64629        $16.36930            0
------------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                                $9.97656        $12.29968            0
    01/01/2010 to 12/31/2010                               $12.29968        $15.38047            0
------------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                                $9.93439        $12.00425            0
    01/01/2010 to 12/31/2010                               $12.00425        $14.02996            0
------------------------------------------------------------------------------------------------------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    05/01/2009 to 12/31/2009                               $10.05416        $14.71971            0
    01/01/2010 to 12/31/2010                               $14.71971        $17.49023            0
------------------------------------------------------------------------------------------------------------
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    05/01/2009 to 12/31/2009                                $9.99033        $10.42901            0
    01/01/2010 to 12/31/2010                               $10.42901        $10.52983            0
------------------------------------------------------------------------------------------------------------
AST PIMCO TOTAL RETURN BOND PORTFOLIO
    05/01/2009 to 12/31/2009                                $9.98221        $10.99354            0
    01/01/2010 to 12/31/2010                               $10.99354        $11.50780            0
------------------------------------------------------------------------------------------------------------
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                               $10.02077        $11.54708            0
    01/01/2010 to 12/31/2010                               $11.54708        $12.40754            0
------------------------------------------------------------------------------------------------------------
AST QMA US EQUITY ALPHA PORTFOLIO
    05/01/2009 to 12/31/2009                               $10.07694        $12.74055            0
    01/01/2010 to 12/31/2010                               $12.74055        $14.24442            0
------------------------------------------------------------------------------------------------------------
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    05/01/2009 to 12/31/2009                               $10.08060        $12.32126            0
    01/01/2010 to 12/31/2010                               $12.32126        $13.38790            0
------------------------------------------------------------------------------------------------------------
AST SMALL-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                               $10.00810        $13.06654            0
    01/01/2010 to 12/31/2010                               $13.06654        $17.32244            0
------------------------------------------------------------------------------------------------------------
AST SMALL-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                                $9.97538        $12.87485            0
    01/01/2010 to 12/31/2010                               $12.87485        $15.76419            0
------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                               $10.03813        $12.08319            0
    01/01/2010 to 12/31/2010                               $12.08319        $13.09667            0
------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    05/01/2009 to 12/31/2009                               $10.01714        $11.04760            0
    01/01/2010 to 12/31/2010                               $11.04760        $11.35239            0
------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                                $9.98673        $13.09243            0
    01/01/2010 to 12/31/2010                               $13.09243        $14.73465            0
------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    05/01/2009 to 12/31/2009                               $10.30083        $13.68396            0
    01/01/2010 to 12/31/2010                               $13.68396        $16.01795            0
------------------------------------------------------------------------------------------------------------
AST VALUE PORTFOLIO FORMERLY, AST DEAM LARGE-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                               $10.09806        $12.69096            0
    01/01/2010 to 12/31/2010                               $12.69096        $13.86735            0
------------------------------------------------------------------------------------------------------------
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    05/01/2009 to 12/31/2009                                $9.98889        $10.70164            0
    01/01/2010 to 12/31/2010                               $10.70164        $11.21061            0

                                                                                              Number of
                                                          Accumulation     Accumulation      Accumulation
                                                          Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                           Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2009 to 12/31/2009                                $10.07039        $12.75935            0
    01/01/2010 to 12/31/2010                                $12.75935        $13.66917            0
-------------------------------------------------------------------------------------------------------------
PROFUND VP CONSUMER GOODS PORTFOLIO
    05/01/2009 to 12/31/2009                                $10.02904        $12.50502            0
    01/01/2010 to 12/31/2010                                $12.50502        $14.26218            0
-------------------------------------------------------------------------------------------------------------
PROFUND VP CONSUMER SERVICES
    05/01/2009 to 12/31/2009                                 $9.95189        $12.24301            0
    01/01/2010 to 12/31/2010                                $12.24301        $14.44258            0
-------------------------------------------------------------------------------------------------------------
PROFUND VP FINANCIALS
    05/01/2009 to 12/31/2009                                 $9.82693        $12.81388            0
    01/01/2010 to 12/31/2010                                $12.81388        $13.81337            0
-------------------------------------------------------------------------------------------------------------
PROFUND VP HEALTH CARE
    05/01/2009 to 12/31/2009                                 $9.97635        $12.72057            0
    01/01/2010 to 12/31/2010                                $12.72057        $12.71326            0
-------------------------------------------------------------------------------------------------------------
PROFUND VP INDUSTRIALS
    05/01/2009 to 12/31/2009                                $10.11148        $12.71578            0
    01/01/2010 to 12/31/2010                                $12.71578        $15.29182            0
-------------------------------------------------------------------------------------------------------------
PROFUND VP LARGE-CAP GROWTH
    05/01/2009 to 12/31/2009                                $10.06836        $12.57847            0
    01/01/2010 to 12/31/2010                                $12.57847        $13.83525            0
-------------------------------------------------------------------------------------------------------------
PROFUND VP LARGE-CAP VALUE
    05/01/2009 to 12/31/2009                                $10.03414        $12.63385            0
    01/01/2010 to 12/31/2010                                $12.63385        $13.86050            0
-------------------------------------------------------------------------------------------------------------
PROFUND VP MID-CAP GROWTH
    05/01/2009 to 12/31/2009                                 $9.99439        $12.60085            0
    01/01/2010 to 12/31/2010                                $12.60085        $15.72547            0
-------------------------------------------------------------------------------------------------------------
PROFUND VP MID-CAP VALUE
    05/01/2009 to 12/31/2009                                 $9.91638        $12.70211            0
    01/01/2010 to 12/31/2010                                $12.70211        $14.86840            0
-------------------------------------------------------------------------------------------------------------
PROFUND VP REAL ESTATE
    05/01/2009 to 12/31/2009                                 $9.61564        $13.95759            0
    01/01/2010 to 12/31/2010                                $13.95759        $16.91315            0
-------------------------------------------------------------------------------------------------------------
PROFUND VP SMALL-CAP GROWTH
    05/01/2009 to 12/31/2009                                $10.01013        $12.51942            0
    01/01/2010 to 12/31/2010                                $12.51942        $15.29615            0
-------------------------------------------------------------------------------------------------------------
PROFUND VP SMALL-CAP VALUE
    05/01/2009 to 12/31/2009                                 $9.95996        $12.34178            0
    01/01/2010 to 12/31/2010                                $12.34178        $14.64461            0
-------------------------------------------------------------------------------------------------------------
PROFUND VP TELECOMMUNICATIONS
    05/01/2009 to 12/31/2009                                $10.15330        $10.96627            0
    01/01/2010 to 12/31/2010                                $10.96627        $12.32862            0
-------------------------------------------------------------------------------------------------------------
PROFUND VP UTILITIES
    05/01/2009 to 12/31/2009                                $10.23430        $12.19207            0
    01/01/2010 to 12/31/2010                                $12.19207        $12.55320            0



 *  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS X SERIES
                        ALLSTATE LIFE INSURANCE COMPANY
                                   PROSPECTUS

           ACCUMULATION UNIT VALUES: Basic Death Benefit Only (1.55%)



                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.09316        $10.43911           1,324
    01/01/2008 to 12/31/2008                             $10.43911         $7.00760          10,284
    01/01/2009 to 12/31/2009                              $7.00760         $8.58135           6,949
    01/01/2010 to 12/31/2010                              $8.58135         $9.46122           6,902
----------------------------------------------------------------------------------------------------------
AST ADVANCED STRATEGIES PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.11481        $10.49004           7,472
    01/01/2008 to 12/31/2008                             $10.49004         $7.25107           7,303
    01/01/2009 to 12/31/2009                              $7.25107         $9.01107           6,979
    01/01/2010 to 12/31/2010                              $9.01107        $10.08963           6,530
----------------------------------------------------------------------------------------------------------
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.13031        $10.36456               0
    01/01/2008 to 12/31/2008                             $10.36456         $5.88617               0
    01/01/2009 to 12/31/2009                              $5.88617         $7.44422               0
    01/01/2010 to 12/31/2010                              $7.44422         $8.40339               0
----------------------------------------------------------------------------------------------------------
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.09107         $9.49128               0
    01/01/2008 to 12/31/2008                              $9.49128         $5.43158               0
    01/01/2009 to 12/31/2009                              $5.43158         $6.62130               0
    01/01/2010 to 12/31/2010                              $6.62130         $7.38366               0
----------------------------------------------------------------------------------------------------------
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.07374        $10.21285               0
    01/01/2008 to 12/31/2008                             $10.21285         $5.96466               0
    01/01/2009 to 12/31/2009                              $5.96466         $7.00049               0
    01/01/2010 to 12/31/2010                              $7.00049         $7.78181               0
----------------------------------------------------------------------------------------------------------
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.06622         $9.56427               0
    01/01/2008 to 12/31/2008                              $9.56427         $6.14588               0
    01/01/2009 to 12/31/2009                              $6.14588         $7.12761               0
    01/01/2010 to 12/31/2010                              $7.12761         $7.99037               0
----------------------------------------------------------------------------------------------------------
AST BALANCED ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.07693        $10.44975               0
    01/01/2008 to 12/31/2008                             $10.44975         $7.33671           9,631
    01/01/2009 to 12/31/2009                              $7.33671         $8.90768          24,440
    01/01/2010 to 12/31/2010                              $8.90768         $9.85156          22,514
----------------------------------------------------------------------------------------------------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.11628        $10.42459           2,698
    01/01/2008 to 12/31/2008                             $10.42459         $6.67869          25,928
    01/01/2009 to 12/31/2009                              $6.67869         $8.24234          35,983
    01/01/2010 to 12/31/2010                              $8.24234         $9.20191          37,986
----------------------------------------------------------------------------------------------------------
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008                            $10.09931         $6.70325               0
    01/01/2009 to 12/31/2009                              $6.70325         $8.37305             638
    01/01/2010 to 12/31/2010                              $8.37305         $9.42764               0

                                                                                              Number of
                                                          Accumulation     Accumulation      Accumulation
                                                          Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                           Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008                               $10.08113         $7.35279           9,552
    01/01/2009 to 12/31/2009                                 $7.35279         $8.93381          14,107
    01/01/2010 to 12/31/2010                                 $8.93381         $9.84577          17,371
-------------------------------------------------------------------------------------------------------------
AST COHEN & STEERS REALTY PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.10602         $9.37269               0
    01/01/2008 to 12/31/2008                                 $9.37269         $5.99440               0
    01/01/2009 to 12/31/2009                                 $5.99440         $7.78738               0
    01/01/2010 to 12/31/2010                                 $7.78738         $9.86859               0
-------------------------------------------------------------------------------------------------------------
AST DEAM SMALL-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.12746         $8.83938               0
    01/01/2008 to 07/18/2008                                 $8.83938         $8.10455               0
-------------------------------------------------------------------------------------------------------------
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.09535        $10.22055               0
    01/01/2008 to 12/31/2008                                $10.22055         $5.62670               0
    01/01/2009 to 12/31/2009                                 $5.62670         $7.35039               0
    01/01/2010 to 12/31/2010                                 $7.35039         $9.59387               0
-------------------------------------------------------------------------------------------------------------
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO FORMERLY, AST NIEMANN CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008                               $10.10364         $7.51318               0
    01/01/2009 to 12/31/2009                                 $7.51318         $8.96901             456
    01/01/2010 to 12/31/2010                                 $8.96901        $10.00863             450
-------------------------------------------------------------------------------------------------------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.08899        $10.43379               0
    01/01/2008 to 12/31/2008                                $10.43379         $6.73104               0
    01/01/2009 to 12/31/2009                                 $6.73104         $8.20908               0
    01/01/2010 to 12/31/2010                                 $8.20908         $9.24467               0
-------------------------------------------------------------------------------------------------------------
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.12464        $10.57066             979
    01/01/2008 to 12/31/2008                                $10.57066         $6.17152           1,232
    01/01/2009 to 12/31/2009                                 $6.17152         $7.65577           1,744
    01/01/2010 to 12/31/2010                                 $7.65577         $8.97262           1,020
-------------------------------------------------------------------------------------------------------------
AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008                                $9.99874         $7.47737               0
    01/01/2009 to 11/13/2009                                 $7.47737         $8.37215               0
-------------------------------------------------------------------------------------------------------------
AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008                               $10.17542         $6.11699               0
    01/01/2009 to 12/31/2009                                 $6.11699         $8.13780               0
    01/01/2010 to 12/31/2010                                 $8.13780         $9.63207               0
-------------------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.13423        $10.41636               0
    01/01/2008 to 12/31/2008                                $10.41636         $6.12668               0
    01/01/2009 to 12/31/2009                                 $6.12668         $9.01327               0
    01/01/2010 to 12/31/2010                                 $9.01327         $9.78853               0
-------------------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.12418        $10.43258               0
    01/01/2008 to 12/31/2008                                $10.43258         $6.08239               0
    01/01/2009 to 12/31/2009                                 $6.08239         $9.40920               0
    01/01/2010 to 12/31/2010                                 $9.40920        $11.10223               0
-------------------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    07/21/2008* to 12/31/2008                               $10.03362         $7.64383               0
    01/01/2009 to 12/31/2009                                 $7.64383         $9.54784               0
    01/01/2010 to 12/31/2010                                 $9.54784        $11.91840               0

                                                                                        Number of
                                                    Accumulation     Accumulation      Accumulation
                                                    Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                     Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------
AST HIGH YIELD PORTFOLIO
    07/30/2007* to 12/31/2007                         $10.01104        $10.53125              0
    01/01/2008 to 12/31/2008                          $10.53125         $7.72141             73
    01/01/2009 to 12/31/2009                           $7.72141        $10.30666              0
    01/01/2010 to 12/31/2010                          $10.30666        $11.51924              0
-------------------------------------------------------------------------------------------------------
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008                         $10.11182         $7.14570              0
    01/01/2009 to 12/31/2009                           $7.14570         $8.91286            402
    01/01/2010 to 12/31/2010                           $8.91286         $9.98940            396
-------------------------------------------------------------------------------------------------------
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008                         $10.08931         $7.62225          3,073
    01/01/2009 to 12/31/2009                           $7.62225         $9.26092          2,944
    01/01/2010 to 12/31/2010                           $9.26092        $10.17706          2,923
-------------------------------------------------------------------------------------------------------
AST INTERNATIONAL GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                         $10.24209        $11.07720              0
    01/01/2008 to 12/31/2008                          $11.07720         $5.42861              0
    01/01/2009 to 12/31/2009                           $5.42861         $7.23201              0
    01/01/2010 to 12/31/2010                           $7.23201         $8.15389              0
-------------------------------------------------------------------------------------------------------
AST INTERNATIONAL VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                         $10.18885        $10.47908              0
    01/01/2008 to 12/31/2008                          $10.47908         $5.77828              0
    01/01/2009 to 12/31/2009                           $5.77828         $7.42535              0
    01/01/2010 to 12/31/2010                           $7.42535         $8.12231              0
-------------------------------------------------------------------------------------------------------
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO FORMERLY, AST UBS DYNAMIC ALPHA PORTFOLIO
    07/30/2007* to 12/31/2007                         $10.08324         $9.69913              0
    01/01/2008 to 12/31/2008                           $9.69913         $7.86845          5,562
    01/01/2009 to 12/31/2009                           $7.86845         $9.45436          5,192
    01/01/2010 to 12/31/2010                           $9.45436         $9.99122          5,132
-------------------------------------------------------------------------------------------------------
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009                         $10.08412        $10.29225              0
    01/01/2010 to 12/31/2010                          $10.29225        $11.28196              0
-------------------------------------------------------------------------------------------------------
AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009                         $10.14551        $10.30205              0
    01/01/2010 to 12/31/2010                          $10.30205        $11.53687              0
-------------------------------------------------------------------------------------------------------
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    07/30/2007* to 12/31/2007                         $10.18226        $10.34967              0
    01/01/2008 to 12/31/2008                          $10.34967         $5.97424              0
    01/01/2009 to 12/31/2009                           $5.97424         $7.99393              0
    01/01/2010 to 12/31/2010                           $7.99393         $8.43618              0
-------------------------------------------------------------------------------------------------------
AST LARGE-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                         $10.09229         $9.56624              0
    01/01/2008 to 12/31/2008                           $9.56624         $5.51161              0
    01/01/2009 to 12/31/2009                           $5.51161         $6.48209              0
    01/01/2010 to 12/31/2010                           $6.48209         $7.22303              0
-------------------------------------------------------------------------------------------------------
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    07/30/2007* to 12/31/2007                         $10.00720        $10.40502              0
    01/01/2008 to 12/31/2008                          $10.40502         $7.86353              0
    01/01/2009 to 12/31/2009                           $7.86353        $10.42285              0
    01/01/2010 to 12/31/2010                          $10.42285        $11.64044              0

                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST MARSICO CAPITAL GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.13324        $10.83274              0
    01/01/2008 to 12/31/2008                             $10.83274         $6.00981              0
    01/01/2009 to 12/31/2009                              $6.00981         $7.67908              0
    01/01/2010 to 12/31/2010                              $7.67908         $9.05542              0
----------------------------------------------------------------------------------------------------------
AST MFS GLOBAL EQUITY PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.15663        $10.43905              0
    01/01/2008 to 12/31/2008                             $10.43905         $6.78550              0
    01/01/2009 to 12/31/2009                              $6.78550         $8.78700              0
    01/01/2010 to 12/31/2010                              $8.78700         $9.69510              0
----------------------------------------------------------------------------------------------------------
AST MFS GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.10874        $10.77184              0
    01/01/2008 to 12/31/2008                             $10.77184         $6.75648              0
    01/01/2009 to 12/31/2009                              $6.75648         $8.27026              0
    01/01/2010 to 12/31/2010                              $8.27026         $9.18498              0
----------------------------------------------------------------------------------------------------------
AST MID-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.07772         $9.75598              0
    01/01/2008 to 12/31/2008                              $9.75598         $5.94426              0
    01/01/2009 to 12/31/2009                              $5.94426         $8.12969              0
    01/01/2010 to 12/31/2010                              $8.12969         $9.89536              0
----------------------------------------------------------------------------------------------------------
AST MONEY MARKET PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.00005        $10.13590              0
    01/01/2008 to 12/31/2008                             $10.13590        $10.23157              0
    01/01/2009 to 12/31/2009                             $10.23157        $10.09993          6,801
    01/01/2010 to 12/31/2010                             $10.09993         $9.94783          6,797
----------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.10485        $10.03153              0
    01/01/2008 to 12/31/2008                             $10.03153         $5.70384              0
    01/01/2009 to 12/31/2009                              $5.70384         $7.89954              0
    01/01/2010 to 12/31/2010                              $7.89954         $9.60188              0
----------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.15851        $10.50826              0
    01/01/2008 to 12/31/2008                             $10.50826         $5.87924              0
    01/01/2009 to 12/31/2009                              $5.87924         $7.51397              0
    01/01/2010 to 12/31/2010                              $7.51397         $9.52103              0
----------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.05153        $11.24534              0
    01/01/2008 to 12/31/2008                             $11.24534         $6.36287              0
    01/01/2009 to 12/31/2009                              $6.36287         $7.67947              0
    01/01/2010 to 12/31/2010                              $7.67947         $9.09464              0
----------------------------------------------------------------------------------------------------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    07/21/2008* to 12/31/2008                            $10.10148         $5.57713              0
    01/01/2009 to 12/31/2009                              $5.57713         $9.14476              0
    01/01/2010 to 12/31/2010                              $9.14476        $11.01039              0
----------------------------------------------------------------------------------------------------------
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    07/30/2007* to 12/31/2007                             $9.99874        $10.35032              0
    01/01/2008 to 12/31/2008                             $10.35032        $10.30596              0
    01/01/2009 to 12/31/2009                             $10.30596        $11.18662              0
    01/01/2010 to 12/31/2010                             $11.18662        $11.44509              0

                                                                                             Number of
                                                         Accumulation     Accumulation      Accumulation
                                                         Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                          Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------
AST PIMCO TOTAL RETURN BOND PORTFOLIO
    07/30/2007* to 12/31/2007                               $9.99011        $10.61093               0
    01/01/2008 to 12/31/2008                               $10.61093        $10.21282               0
    01/01/2009 to 12/31/2009                               $10.21282        $11.71879               0
    01/01/2010 to 12/31/2010                               $11.71879        $12.43030               0
------------------------------------------------------------------------------------------------------------
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007                              $10.05250        $10.50026               0
    01/01/2008 to 12/31/2008                               $10.50026         $8.32510             162
    01/01/2009 to 12/31/2009                                $8.32510         $9.84047          69,275
    01/01/2010 to 12/31/2010                                $9.84047        $10.71448          65,748
------------------------------------------------------------------------------------------------------------
AST QMA US EQUITY ALPHA PORTFOLIO
    07/30/2007* to 12/31/2007                              $10.08342         $9.75457               0
    01/01/2008 to 12/31/2008                                $9.75457         $5.88658               0
    01/01/2009 to 12/31/2009                                $5.88658         $7.06162               0
    01/01/2010 to 12/31/2010                                $7.06162         $8.00018               0
------------------------------------------------------------------------------------------------------------
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    07/30/2007* to 12/31/2007                              $10.08218        $10.42431               0
    01/01/2008 to 12/31/2008                               $10.42431         $7.16588               0
    01/01/2009 to 12/31/2009                                $7.16588         $8.99079               0
    01/01/2010 to 12/31/2010                                $8.99079         $9.89917               0
------------------------------------------------------------------------------------------------------------
AST SMALL-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                              $10.09683         $9.87668               0
    01/01/2008 to 12/31/2008                                $9.87668         $6.32175               0
    01/01/2009 to 12/31/2009                                $6.32175         $8.33591               0
    01/01/2010 to 12/31/2010                                $8.33591        $11.19796               0
------------------------------------------------------------------------------------------------------------
AST SMALL-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                              $10.09296         $9.45982               0
    01/01/2008 to 12/31/2008                                $9.45982         $6.54703               0
    01/01/2009 to 12/31/2009                                $6.54703         $8.18773               0
    01/01/2010 to 12/31/2010                                $8.18773        $10.15835               0
------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007                              $10.06997        $10.20919          41,225
    01/01/2008 to 12/31/2008                               $10.20919         $7.44504          42,226
    01/01/2009 to 12/31/2009                                $7.44504         $9.10101          48,089
    01/01/2010 to 12/31/2010                                $9.10101         $9.99565          48,044
------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    07/30/2007* to 12/31/2007                              $10.00716        $10.61706               0
    01/01/2008 to 12/31/2008                               $10.61706        $10.20039               0
    01/01/2009 to 12/31/2009                               $10.20039        $11.26142               0
    01/01/2010 to 12/31/2010                               $11.26142        $11.72623               0
------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                              $10.14554        $10.08360               0
    01/01/2008 to 12/31/2008                               $10.08360         $5.90135               0
    01/01/2009 to 12/31/2009                                $5.90135         $8.91275               0
    01/01/2010 to 12/31/2010                                $8.91275        $10.16407               0
------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    07/30/2007* to 12/31/2007                              $10.18050        $11.64720           2,607
    01/01/2008 to 12/31/2008                               $11.64720         $5.73614           3,300
    01/01/2009 to 12/31/2009                                $5.73614         $8.43588           2,609
    01/01/2010 to 12/31/2010                                $8.43588        $10.00608           2,277

                                                                                              Number of
                                                          Accumulation     Accumulation      Accumulation
                                                          Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                           Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------
AST VALUE PORTFOLIO FORMERLY, AST DEAM LARGE-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.07799         $9.81944               0
    01/01/2008 to 12/31/2008                                 $9.81944         $6.06264               0
    01/01/2009 to 12/31/2009                                 $6.06264         $7.06014               0
    01/01/2010 to 12/31/2010                                 $7.06014         $7.81735               0
-------------------------------------------------------------------------------------------------------------
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    11/19/2007* to 12/31/2007                                $9.99874         $9.98107               0
    01/01/2008 to 12/31/2008                                 $9.98107         $9.31640               0
    01/01/2009 to 12/31/2009                                 $9.31640        $10.24090               0
    01/01/2010 to 12/31/2010                                $10.24090        $10.87066               0
-------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2008* to 12/31/2008                               $10.07814         $6.64837          39,498
    01/01/2009 to 12/31/2009                                 $6.64837         $8.51511          62,284
    01/01/2010 to 12/31/2010                                 $8.51511         $9.24358          55,366



 *  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS X SERIES
                        ALLSTATE LIFE INSURANCE COMPANY
                                   PROSPECTUS

 ACCUMULATION UNIT VALUES: With TrueAccumulation HD 60 bps and Combo 5%/HAV 80
                                  bps (2.95%)



                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.02445        $12.14936            0
    01/01/2010 to 12/31/2010                             $12.14936        $13.21280            0
----------------------------------------------------------------------------------------------------------
AST ADVANCED STRATEGIES PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.03680        $12.34528            0
    01/01/2010 to 12/31/2010                             $12.34528        $13.63479            0
----------------------------------------------------------------------------------------------------------
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.06151        $12.69332            0
    01/01/2010 to 12/31/2010                             $12.69332        $14.13377            0
----------------------------------------------------------------------------------------------------------
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.09987        $12.83326            0
    01/01/2010 to 12/31/2010                             $12.83326        $14.11612            0
----------------------------------------------------------------------------------------------------------
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.12441        $12.13759            0
    01/01/2010 to 12/31/2010                             $12.13759        $13.30864            0
----------------------------------------------------------------------------------------------------------
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.07546        $12.39306            0
    01/01/2010 to 12/31/2010                             $12.39306        $13.70434            0
----------------------------------------------------------------------------------------------------------
AST BALANCED ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.02327        $11.97506            0
    01/01/2010 to 12/31/2010                             $11.97506        $13.06397            0
----------------------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2016
    05/01/2009 to 12/31/2009                              $9.93798         $9.55620            0
    01/01/2010 to 12/31/2010                              $9.55620        $10.26367            0

                                                                                              Number of
                                                          Accumulation     Accumulation      Accumulation
                                                          Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                           Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2018
    05/01/2009 to 12/31/2009                                 $9.92241         $9.62179            0
    01/01/2010 to 12/31/2010                                 $9.62179        $10.39111            0
-------------------------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2019
    05/01/2009 to 12/31/2009                                 $9.90519         $9.52322            0
    01/01/2010 to 12/31/2010                                 $9.52322        $10.30078            0
-------------------------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2020
    05/01/2009 to 12/31/2009                                 $9.88390         $9.19990            0
    01/01/2010 to 12/31/2010                                 $9.19990         $9.99438            0
-------------------------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010                                $9.99681        $10.88846            0
-------------------------------------------------------------------------------------------------------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                                $10.03857        $12.24249            0
    01/01/2010 to 12/31/2010                                $12.24249        $13.48193            0
-------------------------------------------------------------------------------------------------------------
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                                $10.05218        $12.27522            0
    01/01/2010 to 12/31/2010                                $12.27522        $13.63321            0
-------------------------------------------------------------------------------------------------------------
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                                $10.03963        $11.87204            0
    01/01/2010 to 12/31/2010                                $11.87204        $12.90588            0
-------------------------------------------------------------------------------------------------------------
AST COHEN & STEERS REALTY PORTFOLIO
    05/01/2009 to 12/31/2009                                 $9.61459        $14.43200            0
    01/01/2010 to 12/31/2010                                $14.43200        $18.04037            0
-------------------------------------------------------------------------------------------------------------
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                                 $9.98041        $12.91235            0
    01/01/2010 to 12/31/2010                                $12.91235        $16.62407            0
-------------------------------------------------------------------------------------------------------------
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO FORMERLY, AST NIEMANN CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                                $10.02667        $11.90513            0
    01/01/2010 to 12/31/2010                                $11.90513        $13.10434            0
-------------------------------------------------------------------------------------------------------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
    05/01/2009 to 12/31/2009                                $10.01294        $12.22930            0
    01/01/2010 to 12/31/2010                                $12.22930        $13.58467            0
-------------------------------------------------------------------------------------------------------------
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    05/01/2009 to 12/31/2009                                 $9.98494        $12.08982            0
    01/01/2010 to 12/31/2010                                $12.08982        $13.97661            0
-------------------------------------------------------------------------------------------------------------
AST GLOBAL REAL ESTATE PORTFOLIO
    05/01/2009 to 12/31/2009                                 $9.85920        $13.85898            0
    01/01/2010 to 12/31/2010                                $13.85898        $16.18066            0
-------------------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                                $10.04640        $12.76897            0
    01/01/2010 to 12/31/2010                                $12.76897        $13.67864            0
-------------------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                                $10.05944        $13.41082            0
    01/01/2010 to 12/31/2010                                $13.41082        $15.60874            0
-------------------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                                 $9.95298        $12.68913            0
    01/01/2010 to 12/31/2010                                $12.68913        $15.62431            0
-------------------------------------------------------------------------------------------------------------
AST HIGH YIELD PORTFOLIO
    05/01/2009 to 12/31/2009                                $10.01687        $12.44762            0
    01/01/2010 to 12/31/2010                                $12.44762        $13.72269            0

                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.04081        $12.18077            0
    01/01/2010 to 12/31/2010                             $12.18077        $13.46612            0
----------------------------------------------------------------------------------------------------------
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.02445        $11.79434            0
    01/01/2010 to 12/31/2010                             $11.79434        $12.78461            0
----------------------------------------------------------------------------------------------------------
AST INTERNATIONAL GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.14299        $13.19838            0
    01/01/2010 to 12/31/2010                             $13.19838        $14.67845            0
----------------------------------------------------------------------------------------------------------
AST INTERNATIONAL VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.11749        $13.03087            0
    01/01/2010 to 12/31/2010                             $13.03087        $14.05996            0
----------------------------------------------------------------------------------------------------------
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO FORMERLY, AST UBS DYNAMIC ALPHA PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.07956        $11.60290            0
    01/01/2010 to 12/31/2010                             $11.60290        $12.09485            0
----------------------------------------------------------------------------------------------------------
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009                            $10.08300        $10.27376            0
    01/01/2010 to 12/31/2010                             $10.27376        $11.10839            0
----------------------------------------------------------------------------------------------------------
AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009                            $10.14438        $10.28358            0
    01/01/2010 to 12/31/2010                             $10.28358        $11.35945            0
----------------------------------------------------------------------------------------------------------
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.12715        $13.51438            0
    01/01/2010 to 12/31/2010                             $13.51438        $14.06802            0
----------------------------------------------------------------------------------------------------------
AST LARGE-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.06243        $12.66336            0
    01/01/2010 to 12/31/2010                             $12.66336        $13.91872            0
----------------------------------------------------------------------------------------------------------
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.03365        $12.01790            0
    01/01/2010 to 12/31/2010                             $12.01790        $13.23903            0
----------------------------------------------------------------------------------------------------------
AST MARSICO CAPITAL GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.00706        $12.64537            0
    01/01/2010 to 12/31/2010                             $12.64537        $14.70877            0
----------------------------------------------------------------------------------------------------------
AST MFS GLOBAL EQUITY PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.07220        $13.29229            0
    01/01/2010 to 12/31/2010                             $13.29229        $14.46650            0
----------------------------------------------------------------------------------------------------------
AST MFS GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.02798        $12.08504            0
    01/01/2010 to 12/31/2010                             $12.08504        $13.23903            0
----------------------------------------------------------------------------------------------------------
AST MID-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                              $9.98563        $13.15861            0
    01/01/2010 to 12/31/2010                             $13.15861        $15.79869            0
----------------------------------------------------------------------------------------------------------
AST MONEY MARKET PORTFOLIO
    05/01/2009 to 12/31/2009                              $9.99942         $9.81302            0
    01/01/2010 to 12/31/2010                              $9.81302         $9.53369            0
----------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.13078        $13.64182            0
    01/01/2010 to 12/31/2010                             $13.64182        $16.35611            0
----------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                              $9.97654        $12.29573            0
    01/01/2010 to 12/31/2010                             $12.29573        $15.36806            0

                                                                                              Number of
                                                          Accumulation     Accumulation      Accumulation
                                                          Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                           Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                                 $9.93437        $12.00027            0
    01/01/2010 to 12/31/2010                                $12.00027        $14.01859            0
-------------------------------------------------------------------------------------------------------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    05/01/2009 to 12/31/2009                                $10.05415        $14.71491            0
    01/01/2010 to 12/31/2010                                $14.71491        $17.47598            0
-------------------------------------------------------------------------------------------------------------
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    05/01/2009 to 12/31/2009                                 $9.99032        $10.42561            0
    01/01/2010 to 12/31/2010                                $10.42561        $10.52117            0
-------------------------------------------------------------------------------------------------------------
AST PIMCO TOTAL RETURN BOND PORTFOLIO
    05/01/2009 to 12/31/2009                                 $9.98220        $10.98987            0
    01/01/2010 to 12/31/2010                                $10.98987        $11.49843            0
-------------------------------------------------------------------------------------------------------------
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                                $10.02075        $11.54330            0
    01/01/2010 to 12/31/2010                                $11.54330        $12.39748            0
-------------------------------------------------------------------------------------------------------------
AST QMA US EQUITY ALPHA PORTFOLIO
    05/01/2009 to 12/31/2009                                $10.07692        $12.73635            0
    01/01/2010 to 12/31/2010                                $12.73635        $14.23284            0
-------------------------------------------------------------------------------------------------------------
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    05/01/2009 to 12/31/2009                                $10.08059        $12.31716            0
    01/01/2010 to 12/31/2010                                $12.31716        $13.37710            0
-------------------------------------------------------------------------------------------------------------
AST SMALL-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                                $10.00808        $13.06229            0
    01/01/2010 to 12/31/2010                                $13.06229        $17.30827            0
-------------------------------------------------------------------------------------------------------------
AST SMALL-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                                 $9.97536        $12.87066            0
    01/01/2010 to 12/31/2010                                $12.87066        $15.75132            0
-------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                                $10.03811        $12.07928            0
    01/01/2010 to 12/31/2010                                $12.07928        $13.08612            0
-------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    05/01/2009 to 12/31/2009                                $10.01712        $11.04392            0
    01/01/2010 to 12/31/2010                                $11.04392        $11.34320            0
-------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                                 $9.98672        $13.08825            0
    01/01/2010 to 12/31/2010                                $13.08825        $14.72290            0
-------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    05/01/2009 to 12/31/2009                                $10.30081        $13.67952            0
    01/01/2010 to 12/31/2010                                $13.67952        $16.00498            0
-------------------------------------------------------------------------------------------------------------
AST VALUE PORTFOLIO FORMERLY, AST DEAM LARGE-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                                $10.09805        $12.68684            0
    01/01/2010 to 12/31/2010                                $12.68684        $13.85625            0
-------------------------------------------------------------------------------------------------------------
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    05/01/2009 to 12/31/2009                                 $9.98887        $10.69801            0
    01/01/2010 to 12/31/2010                                $10.69801        $11.20141            0
-------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2009 to 12/31/2009                                $10.07038        $12.75527            0
    01/01/2010 to 12/31/2010                                $12.75527        $13.65814            0



*  Denotesthe start date of these sub-accounts

       APPENDIX B - SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU


 Allstate Life Insurance Company offers several deferred variable annuity products. Each Annuity has different features and benefits that may be appropriate for you based on your individual financial situation and how you intend to use the annuity. Not all of these annuities may be available to you, depending on factors such as the broker-dealer through which your Annuity was sold. You can verify which of these Annuities is available to you by speaking to your Financial Professional or calling 1-866-695-2647.


 The different features and benefits may include variations on your ability to access funds in your annuity without the imposition of a withdrawal charge as well as different ongoing fees and charges you pay to stay in the contract. Additionally, differences may exist on various optional benefits such as guaranteed living benefits or Death Benefit protection.


 Among the factors you should consider when choosing which annuity product and benefit may be most appropriate for your individual needs are the following:

..   Your age;
..   The amount of your investment and any planned future deposits into the annuity;
..   How long you intend to hold the annuity (also referred to as investment time horizon);
..   Your desire to make withdrawals from the annuity;
..   Your investment return objectives;
..   The effect of optional benefits that may be elected, and
..   Your desire to minimize costs and/or maximize return associated with the annuity.

 You can compare the costs of the B Series, L Series, and X Series by examining the section in this prospectus entitled "Summary of Contract Fees and Charges." For example, the X Series has the highest contingent deferred sales charge ("CDSC") and the highest Insurance Charge of the three series, however the X Series offers Purchase Credits and Longevity Credits that the other two series do not. The B Series has the lowest Insurance Charge of the three series, but it does not offer Purchase Credits or Longevity Credits that the X Series offers. The B Series has a lower Insurance Charge than the L Series, however the B Series has a longer CDSC period than the L Series. The L Series has the shortest CDSC period, however the Insurance Charge for the L Series is nearly as high as the X Series, and the L Series does not offer Purchase Credits or Longevity Credits. The L Series offers ProFund VP Sub-accounts and flexibility with the election and termination of certain optional death benefits that the other two series do not offer. As you can see, there are trade-offs associated with the costs and benefits provided by each of the series. In choosing which series to purchase, you should consider which benefits are most important to you, and whether the associated costs offer the greatest value to you.

 The following chart outlines some of the different features for the X Series, L Series, and B Series. The availability of optional features, such as those noted in the chart, may increase the cost of the contract. Therefore you should carefully consider which features you plan to use when selecting your annuity. You should also consider the investment objectives, risks, charges and expenses of an investment carefully before investing.

 In addition, the hypothetical illustrations below reflect the Account Value and surrender value of each variable annuity over a variety of holding periods. These charts are meant to reflect the comparable value of each of the annuities (which reflects the charges associated with the annuities) under the assumptions noted.

 ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY SERIES COMPARISON Below is a summary of the Allstate RetirementAccess Variable Annuity X Series, L Series, and B Series. You should consider the investment objectives, risks, charges and expenses of an investment in any Annuity carefully before investing. This prospectus for the Annuities, as well as the Portfolio prospectuses, contain this and other information about the variable annuities and underlying investment options. Your registered Financial Professional can provide you with the prospectuses for the Portfolios and can help you decide upon the Annuity that would be most advantageous for you given your individual needs. Please read the prospectuses carefully before investing. Note that not all of the optional benefits listed are currently offered.

                                                 X SERIES                                   L SERIES
--------------------------------------------------------------------------------------------------------------------------
Minimum Investment                          $10,000                                     $10,000
--------------------------------------------------------------------------------------------------------------------------
Maximum Issue Age                           75                                          85
--------------------------------------------------------------------------------------------------------------------------
Contingent Deferred Sales Charge            9 Years (based on date of each              4 Years (based on date of each
                                            purchase payment) (9%, 8.5%,                purchase payment) (7%, 7%, 6%,
                                            8%, 7%, 6%, 5%, 4%, 3%, 2%)                 5%)
--------------------------------------------------------------------------------------------------------------------------
Insurance Charge                            1.55%                                       1.50%
--------------------------------------------------------------------------------------------------------------------------
Annual Maintenance Fee                      Lesser of $35 or 2% of Account              Lesser of $35 or 2% of Account
                                            Value (only applicable if Account           Value (only applicable if Account
                                            Value is less than $100,000)                Value is less than $100,000)
--------------------------------------------------------------------------------------------------------------------------
Purchase Credit                             For purchase payments made up to            No
                                            and including age 80, 6%
                                            regardless of the purchase
                                            payment amount.
--------------------------------------------------------------------------------------------------------------------------
                                            For purchase payments made
                                            between ages 81-85, 3%,
                                            regardless of the purchase
                                            payment amount.
--------------------------------------------------------------------------------------------------------------------------
                                            Recaptured on (i) free-look, or
                                            (ii) death or medically-related
                                            surrender occurring within 12
                                            months after the date the credit is
                                            applied.
--------------------------------------------------------------------------------------------------------------------------
Longevity Credit                            0.40% of the sum of all purchase            No
                                            payments that have been in the
                                            Annuity for more than 9 years less
                                            the cumulative amount of
                                            withdrawals made (including
                                            CDSC) through the end of the
                                            period applied annually beginning
                                            on the 10/th/ Annuity Anniversary.
--------------------------------------------------------------------------------------------------------------------------
Fixed Rate Option                           Currently offering duration of              Currently offering duration of
                                            1 year only.                                1 year only.
--------------------------------------------------------------------------------------------------------------------------
Variable Investment Options                 Advanced Series Trust                       Advanced Series Trust
                                                                                        ProFund VP
--------------------------------------------------------------------------------------------------------------------------
Basic Death Benefit                         The greater of: purchase payments           The greater of: purchase payments
                                            minus proportional withdrawals;             minus proportional withdrawals;
                                            and unadjusted Account Value,               and Account Value
                                            less an amount equal to all credits
                                            applied within 12 months prior to
                                            the date of death
--------------------------------------------------------------------------------------------------------------------------
Optional Death Benefits (for an             Highest Daily Value (HDV)/                  HDV/Combo 5%
 additional cost)                           Combo 5%                                    Roll-up/HAV
                                            Roll-up/Highest Anniversary
                                            Value (HAV)
--------------------------------------------------------------------------------------------------------------------------
Living Benefits (for an additional          Guaranteed Minimum Income                   Guaranteed Minimum Income
 cost)                                      Benefit (GMIB)                              Benefit (GMIB)
                                            TrueAccumulation                            TrueAccumulation
                                            TrueIncome                                  TrueIncome
                                            TrueIncome--Spousal                         TrueIncome--Spousal
                                            TrueIncome--Highest Daily                   TrueIncome--Highest Daily
                                            TrueIncome--Highest Daily 7                 TrueIncome--Highest Daily 7
                                            TrueIncome--Spousal Highest                 TrueIncome--Spousal Highest
                                            Daily 7                                     Daily 7
--------------------------------------------------------------------------------------------------------------------------

                                                B SERIES
-----------------------------------------------------------------------------
Minimum Investment                          $1,000
-----------------------------------------------------------------------------
Maximum Issue Age                           85
-----------------------------------------------------------------------------
Contingent Deferred Sales Charge            7 Years (based on date of each
                                            purchase payment) (7%, 6%, 5%,
                                            4%, 3%, 2%, 1%)
-----------------------------------------------------------------------------
Insurance Charge                            1.15%
-----------------------------------------------------------------------------
Annual Maintenance Fee                      Lesser of $35 or 2% of Account
                                            Value (only applicable if Account
                                            Value is less than $100,000)
-----------------------------------------------------------------------------
Purchase Credit                             No



-----------------------------------------------------------------------------




-----------------------------------------------------------------------------





-----------------------------------------------------------------------------
Longevity Credit                            No







-----------------------------------------------------------------------------
Fixed Rate Option                           Currently offering duration of
                                            1 year only.
-----------------------------------------------------------------------------
Variable Investment Options                 Advanced Series Trust

-----------------------------------------------------------------------------
Basic Death Benefit                         The greater of: purchase payments
                                            minus proportional withdrawals;
                                            and Account Value



-----------------------------------------------------------------------------
Optional Death Benefits (for an             HDV/Combo 5%
 additional cost)                           Roll-up/HAV


-----------------------------------------------------------------------------
Living Benefits (for an additional          Guaranteed Minimum Income
 cost)                                      Benefit (GMIB)
                                            TrueAccumulation
                                            TrueIncome
                                            TrueIncome--Spousal
                                            TrueIncome--Highest Daily
                                            TrueIncome--Highest Daily 7
                                            TrueIncome--Spousal Highest
                                            Daily 7
-----------------------------------------------------------------------------

 HYPOTHETICAL ILLUSTRATION
 The following examples outline the value of each Annuity as well as the amount that would be available to an investor as a result of full surrender at the end of each of the Annuity years specified. The values shown below are based on the following assumptions:

..   An initial investment of $100,000 is made into each Annuity earning a gross rate of return of 0%, 6%, and 10% respectively.
..   No subsequent deposits or withdrawals are made from the Annuity.
..   The hypothetical gross rates of return are reduced by the arithmetic average of the fees and expenses of the Portfolios and the charges that are deducted from the Annuity at the Separate Account level as follows:

 -- 1.08% (for B Series and X Series) and 1.24% (for L Series) based on the fees and expenses of the Portfolios as of December 31, 2010. The arithmetic average of all fund expenses is computed by adding portfolio management fees, 12b-1 fees and other expenses of all of the portfolios and then dividing by the number of Portfolios. For purposes of the illustrations, we do not reflect any expense reimbursements or expense waivers that might apply and are described in the prospectus fee table.

 -- The Separate Account level charges refer to the Insurance Charge.
..   The Account Value and Surrender Value are further reduced by the annual maintenance fee. For the X Series, the Account Value and Surrender Value also reflect the addition of any applicable Purchase Credits and Longevity Credits.

 The Account Value assumes no surrender, while the Surrender Value assumes a 100% surrender two days prior to the anniversary of the Issue Date of the Annuity ("Annuity Anniversary"), therefore reflecting the withdrawal charge applicable to that Annuity year. Note that a withdrawal on the Annuity Anniversary, or the day before the Annuity Anniversary, would be subject to the withdrawal charge applicable to the next Annuity year, which usually is lower. The surrender charge is calculated based on the date that the Purchase Payment was made and for purposes of these illustrations, we assume that a single purchase payment of $100,000 was made on the Issue Date. The values that you actually experience under an Annuity will be different from what is depicted here if any of the assumptions we make here differ from your circumstances, however the relative values for each Annuity reflected below will remain the same. (We will provide you with a personalized illustration upon request).




 L SHARE



            ------------------------------------------------------------------------
            0% Gross Rate of Return 6% Gross Rate of Return 10% Gross Rate of Return
            All years    -2.72%     All years     3.12%     All years      7.01%
            ------------------------------------------------------------------------
             Annuity    Surrender    Annuity    Surrender    Annuity     Surrender
        Yr    Value       Value       Value       Value       Value        Value
        ----------------------------------------------------------------------------
         1   97,323      90,323      103,146      96,146     107,027      100,027
        ----------------------------------------------------------------------------
         2   94,676      87,676      106,399      99,399     114,569      107,569
        ----------------------------------------------------------------------------
         3   92,100      86,100      109,755     103,755     122,643      116,643
        ----------------------------------------------------------------------------
         4   89,593      84,593      113,217     108,217     131,285      126,285
        ----------------------------------------------------------------------------
         5   87,154      87,154      116,788     116,788     140,537      140,537
        ----------------------------------------------------------------------------
         6   84,780      84,780      120,472     120,472     150,440      150,440
        ----------------------------------------------------------------------------
         7   82,470      82,470      124,272     124,272     161,041      161,041
        ----------------------------------------------------------------------------
         8   80,222      80,222      128,192     128,192     172,390      172,390
        ----------------------------------------------------------------------------
         9   78,034      78,034      132,236     132,236     184,538      184,538
        ----------------------------------------------------------------------------
        10   75,905      75,905      136,407     136,407     197,542      197,542
        ----------------------------------------------------------------------------
        11   73,833      73,833      140,709     140,709     211,463      211,463
        ----------------------------------------------------------------------------
        12   71,817      71,817      145,148     145,148     226,364      226,364
        ----------------------------------------------------------------------------
        13   69,855      69,855      149,726     149,726     242,316      242,316
        ----------------------------------------------------------------------------
        14   67,946      67,946      154,449     154,449     259,392      259,392
        ----------------------------------------------------------------------------
        15   66,088      66,088      159,321     159,321     277,671      277,671
        ----------------------------------------------------------------------------
        16   64,279      64,279      164,346     164,346     297,238      297,238
        ----------------------------------------------------------------------------
        17   62,520      62,520      169,530     169,530     318,184      318,184
        ----------------------------------------------------------------------------
        18   60,807      60,807      174,877     174,877     340,606      340,606
        ----------------------------------------------------------------------------
        19   59,141      59,141      180,393     180,393     364,608      364,608
        ----------------------------------------------------------------------------
        20   57,519      57,519      186,084     186,084     390,301      390,301
        ----------------------------------------------------------------------------
        21   55,940      55,940      191,953     191,953     417,806      417,806
        ----------------------------------------------------------------------------
        22   54,405      54,405      198,008     198,008     447,248      447,248
        ----------------------------------------------------------------------------
        23   52,910      52,910      204,254     204,254     478,765      478,765
        ----------------------------------------------------------------------------
        24   51,455      51,455      210,696     210,696     512,503      512,503
        ----------------------------------------------------------------------------
        25   50,040      50,040      217,342     217,342     548,619      548,619
        ----------------------------------------------------------------------------



 ASSUMPTIONS:

 a. $100,000 initial investment

 b. Fund Expenses = 1.24%

 c. No optional death benefits or living benefits elected

 d. Surrender value is accounted for 2 days prior to Annuity Anniversary

 B SHARE



            ------------------------------------------------------------------------
            0% Gross Rate of Return 6% Gross Rate of Return 10% Gross Rate of Return
            All years    -2.19%     All years     3.68%     All years      7.59%
            ------------------------------------------------------------------------
             Annuity    Surrender    Annuity    Surrender    Annuity     Surrender
        Yr    Value       Value       Value       Value       Value        Value
        ----------------------------------------------------------------------------
         1   97,813      90,813      103,665      96,665     107,566      100,566
        ----------------------------------------------------------------------------
         2   95,633      89,633      107,475     101,475     115,727      109,727
        ----------------------------------------------------------------------------
         3   93,501      88,501      111,424     106,424     124,508      119,508
        ----------------------------------------------------------------------------
         4   91,416      87,416      115,519     111,519     133,955      129,955
        ----------------------------------------------------------------------------
         5   89,377      86,377      119,765     116,765     144,118      141,118
        ----------------------------------------------------------------------------
         6   87,382      85,382      124,166     122,166     155,053      153,053
        ----------------------------------------------------------------------------
         7   85,432      84,432      128,730     127,730     166,818      165,818
        ----------------------------------------------------------------------------
         8   83,524      83,524      133,460     133,460     179,475      179,475
        ----------------------------------------------------------------------------
         9   81,658      81,658      138,365     138,365     193,092      193,092
        ----------------------------------------------------------------------------
        10   79,832      79,832      143,450     143,450     207,743      207,743
        ----------------------------------------------------------------------------
        11   78,047      78,047      148,722     148,722     223,505      223,505
        ----------------------------------------------------------------------------
        12   76,301      76,301      154,188     154,188     240,463      240,463
        ----------------------------------------------------------------------------
        13   74,593      74,593      159,855     159,855     258,708      258,708
        ----------------------------------------------------------------------------
        14   72,923      72,923      165,729     165,729     278,337      278,337
        ----------------------------------------------------------------------------
        15   71,289      71,289      171,820     171,820     299,455      299,455
        ----------------------------------------------------------------------------
        16   69,692      69,692      178,135     178,135     322,176      322,176
        ----------------------------------------------------------------------------
        17   68,129      68,129      184,681     184,681     346,621      346,621
        ----------------------------------------------------------------------------
        18   66,600      66,600      191,468     191,468     372,920      372,920
        ----------------------------------------------------------------------------
        19   65,105      65,105      198,505     198,505     401,215      401,215
        ----------------------------------------------------------------------------
        20   63,643      63,643      205,800     205,800     431,657      431,657
        ----------------------------------------------------------------------------
        21   62,213      62,213      213,364     213,364     464,408      464,408
        ----------------------------------------------------------------------------
        22   60,814      60,814      221,205     221,205     499,644      499,644
        ----------------------------------------------------------------------------
        23   59,446      59,446      229,335     229,335     537,554      537,554
        ----------------------------------------------------------------------------
        24   58,108      58,108      237,763     237,763     578,340      578,340
        ----------------------------------------------------------------------------
        25   56,799      56,799      246,501     246,501     622,221      622,221
        ----------------------------------------------------------------------------



 ASSUMPTIONS:

 a. $100,000 initial investment

 b. Fund Expenses = 1.08%

 c. No optional death benefits or living benefits elected

 d. Surrender value is accounted for 2 days prior to Annuity Anniversary

 X SHARE



            ------------------------------------------------------------------------
            0% Gross Rate of Return 6% Gross Rate of Return 10% Gross Rate of Return
            All years    -2.58%     All years     3.27%     All years      7.16%
            ------------------------------------------------------------------------
             Annuity    Surrender    Annuity    Surrender    Annuity     Surrender
        Yr    Value       Value       Value       Value       Value        Value
        ----------------------------------------------------------------------------
         1   103,274     94,274      109,431     100,431     113,572      104,572
        ----------------------------------------------------------------------------
         2   100,611     92,111      112,984     104,484     121,708      113,208
        ----------------------------------------------------------------------------
         3    98,017     90,017      116,652     108,652     130,426      122,426
        ----------------------------------------------------------------------------
         4    95,455     88,455      120,438     113,438     139,769      132,769
        ----------------------------------------------------------------------------
         5    92,960     86,960      124,348     118,348     149,782      143,782
        ----------------------------------------------------------------------------
         6    90,529     85,529      128,385     123,385     160,512      155,512
        ----------------------------------------------------------------------------
         7    88,160     84,160      132,553     128,553     172,010      168,010
        ----------------------------------------------------------------------------
         8    85,853     82,853      136,856     133,856     184,332      181,332
        ----------------------------------------------------------------------------
         9    83,605     81,605      141,298     139,298     197,537      195,537
        ----------------------------------------------------------------------------
        10    81,805     81,805      146,298     146,298     212,116      212,116
        ----------------------------------------------------------------------------
        11    80,051     80,051      151,460     151,460     227,739      227,739
        ----------------------------------------------------------------------------
        12    78,342     78,342      156,790     156,790     244,482      244,482
        ----------------------------------------------------------------------------
        13    76,678     76,678      162,293     162,293     262,424      262,424
        ----------------------------------------------------------------------------
        14    75,056     75,056      167,974     167,974     281,652      281,652
        ----------------------------------------------------------------------------
        15    73,476     73,476      173,840     173,840     302,257      302,257
        ----------------------------------------------------------------------------
        16    71,937     71,937      179,896     179,896     324,338      324,338
        ----------------------------------------------------------------------------
        17    70,438     70,438      186,149     186,149     348,000      348,000
        ----------------------------------------------------------------------------
        18    68,977     68,977      192,605     192,605     373,358      373,358
        ----------------------------------------------------------------------------
        19    67,554     67,554      199,271     199,271     400,532      400,532
        ----------------------------------------------------------------------------
        20    66,168     66,168      206,152     206,152     429,653      429,653
        ----------------------------------------------------------------------------
        21    64,817     64,817      213,258     213,258     460,860      460,860
        ----------------------------------------------------------------------------
        22    63,502     63,502      220,593     220,593     494,303      494,303
        ----------------------------------------------------------------------------
        23    62,220     62,220      228,167     228,167     530,141      530,141
        ----------------------------------------------------------------------------
        24    60,971     60,971      235,987     235,987     568,546      568,546
        ----------------------------------------------------------------------------
        25    59,754     59,754      244,061     244,061     609,703      609,703
        ----------------------------------------------------------------------------



 ASSUMPTIONS:

 a. $100,000 initial investment

 b. Fund Expenses = 1.08%

 c. No optional death benefits or living benefits elected

 d. Surrender value is accounted for 2 days prior to Annuity Anniversary

              APPENDIX C - CALCULATION OF OPTIONAL DEATH BENEFITS

 EXAMPLES OF COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT CALCULATION
 The following are examples of how the Combination 5% Roll-Up and Highest Anniversary Value Death Benefit are calculated. Each example assumes an initial Purchase Payment of $50,000. Each example assumes that there is one Owner who is age 70 on the Issue Date and that all Account Value is maintained in the variable investment options.

 Example with market increase and death before Death Benefit Target Date
 Assume that the Owner's Account Value has generally been increasing due to positive market performance and that no withdrawals have been made. On the 7/th/ anniversary of the Issue Date we receive due proof of death, at which time the Account Value is $75,000; however, the Anniversary Value on the 5/th/ anniversary of the Issue Date was $90,000. Assume as well that the Owner has died before the Death Benefit Target Date. The Roll-Up Value is equal to initial Purchase Payment accumulated at 5% for 6 years, or $67,005. The Death Benefit is equal to the greatest of the Roll-Up Value, Highest Anniversary Value or the basic Death Benefit. The Death Benefit would be the Highest Anniversary Value ($90,000) because it is greater than both the Roll-Up Value ($67,005) and the amount that would have been payable under the basic Death Benefit ($75,000).

 Example with withdrawals
 Assume that the Owner made a withdrawal of $5,000 on the 6/th/ anniversary of the Issue Date when the Account Value was $45,000. The Roll-Up Value on the 6/th/ anniversary of the Issue Date is equal to initial Purchase Payment accumulated at 5% for 6 years, or $67,005. The 5% Dollar-for-Dollar Withdrawal Limit for the 7/th/ annuity year is equal to 5% of the Roll-Up Value as of the 6/th/ anniversary of the Issue Date, or $3,350. Therefore, the remaining $1,650 of the withdrawal results in a proportional reduction to the Roll-Up Value. On the 7/th/ anniversary of the Issue Date we receive due proof of death, at which time the Account Value is $43,000; however, the Anniversary Value on the 2/nd/ anniversary of the Issue Date was $70,000. Assume as well that the Owner has died before the Death Benefit Target Date. The Death Benefit is equal to the greatest of the Roll-Up Value, Highest Anniversary Value or the basic Death Benefit.

 Roll-up Value                =    {($67,005 - $3,350) - [($67,005 - $3,350) * $1,650/($45,000 - $3,350)]} *
                                   1.05
                              =    ($63,655 - $2,522) * 1.05
                              =    $64,190

 Highest Anniversary Value    =    $70,000 - [$70,000 * $5,000/$45,000]
                              =    $70,000 - $7,778
                              =    $62,222

 Basic Death Benefit          =    max [$43,000, $50,000 - ($50,000 * $5,000/$45,000)]
                              =    max [$43,000, $44,444]
                              =    $44,444

 The Death Benefit therefore is $64,190.

 Example with death after Death Benefit Target Date
 Assume that the Owner has not made any withdrawals prior to the Death Benefit Target Date. Further assume that the Owner dies after the Death Benefit Target Date, when the Account Value is $75,000. The Roll-Up Value on the Death Benefit Target Date (the Annuity Anniversary on or following the Owner's 80/th/ birthday) is equal to initial Purchase Payment accumulated at 5% for 10 years, or $81,445. The Highest Anniversary Value on the Death Benefit Target Date was $85,000; however, following the Death Benefit Target Date, the Owner made a Purchase Payment of $15,000 and later had taken a withdrawal of $5,000 when the Account Value was $70,000. The Death Benefit is equal to the greatest of the Roll-Up Value, Highest Anniversary Value or the basic Death Benefit as of the Death Benefit Target Date; each increased by subsequent Purchase Payments and reduced proportionally for subsequent withdrawals.

 Roll-up Value                =    $81,445 + $15,000 - [($81,445 + 15,000) * $5,000/$70,000]
                              =    $81,445 + $15,000 - $6,889
                              =    $89,556

 Highest Anniversary Value    =    $85,000 + $15,000 - [($85,000 + 15,000) * $5,000/$70,000]
                              =    $85,000 + $15,000 - $ 7,143
                              =    $92,857

 Basic Death Benefit          =    max [$75,000, $50,000 + $15,000 - {(50,000 + $15,000) * $5,000/$70,000]
                              =    max [$75,000, $60,357]
                              =    $75,000

 The Death Benefit therefore is $92,857.

 EXAMPLES OF HIGHEST DAILY VALUE DEATH BENEFIT CALCULATION
 The following are examples of how the HDV Death Benefit is calculated. Each example assumes an initial Purchase Payment of $50,000. Each example assumes that there is one Owner who is age 70 on the Issue Date.

 Example with market increase and death before Death Benefit Target Date
 Assume that the Owner's Account Value has generally been increasing due to positive market performance and that no withdrawals have been made. On the date we receive due proof of death, the Account Value is $75,000; however, the Highest Daily Value was $90,000. Assume as well that the Owner has died before the Death Benefit Target Date. The Death Benefit is equal to the greater of the Highest Daily Value or the basic Death Benefit. The Death Benefit would be the HDV ($90,000) because it is greater than the amount that would have been payable under the basic Death Benefit ($75,000).

 Example with withdrawals
 Assume that the Account Value has been increasing due to positive market performance and the Owner made a withdrawal of $15,000 in Annuity Year 7 when the Account Value was $75,000. On the date we receive due proof of death, the Account Value is $80,000; however, the Highest Daily Value ($90,000) was attained during the fifth Annuity Year. Assume as well that the Owner has died before the Death Benefit Target Date. The Death Benefit is equal to the greater of the Highest Daily Value (proportionally reduced by the subsequent withdrawal) or the basic Death Benefit.

 Highest Daily Value    =    $90,000 - [$90,000 * $15,000/$75,000]
                        =    $90,000 - $18,000
                        =    $72,000

 Basic Death Benefit    =    max [$80,000, $50,000 - ($50,000 * $15,000/$75,000)]
                        =    max [$80,000, $40,000]
                        =    $80,000

 The Death Benefit therefore is $80,000.

 Example with death after Death Benefit Target Date
 Assume that the Owner's Account Value has generally been increasing due to positive market performance and that no withdrawals had been made prior to the Death Benefit Target Date. Further assume that the Owner dies after the Death Benefit Target Date, when the Account Value is $75,000. The Highest Daily Value on the Death Benefit Target Date was $80,000; however, following the Death Benefit Target Date, the Owner made a Purchase Payment of $15,000 and later had taken a withdrawal of $5,000 when the Account Value was $70,000. The Death Benefit is equal to the greater of the Highest Daily Value on the Death Benefit Target Date plus Purchase Payments minus proportional withdrawals after the Death Benefit Target Date or the basic Death Benefit.

 Highest Daily Value    =    $80,000 + $15,000 - [($80,000 + $15,000) * $5,000/$70,000]
                        =    $80,000 + $15,000 - $6,786
                        =    $88,214

 Basic Death Benefit    =    max [$75,000, ($50,000 + $15,000) - {($50,000 + $15,000) *
                             $5,000/$70,000}]
                        =    max [$75,000, $60,357]
                        =    $75,000

 The Death Benefit therefore is $88,214.

             APPENDIX D - FORMULA UNDER TRUEINCOME - HIGHEST DAILY

 We set out below the current formula under which we may transfer amounts between the Permitted Sub-accounts and the Benefit Fixed Rate Account. Upon your election of TrueIncome - Highest Daily, we will not alter the formula that applies to your contract.

 TERMS AND DEFINITIONS REFERENCED IN THE CALCULATION FORMULA:
   . C\\u\\ - the upper target is established on the effective date of the TrueIncome - Highest Daily (the "Effective Date") and is not changed for the life of the guarantee. Currently, it is 83%.

   . C\\t\\ - the target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 80%.

   . C\\l\\ - the lower target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 77%.

   .   L - the target value as of the current business day.

   .   r - the target ratio.

   . a - the factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee. The factors that we use currently are derived from the a2000 Individual Annuity Mortality Table with an assumed interest rate of 3%. Each number in the table "a" factors (which appears below) represents a factor, which when multiplied by the Highest Daily Annual Income Amount, projects our total liability for the purpose of asset transfers under the guarantee.

   . Q - age based factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee The factor is currently set equal to 1.

   .   V - the total value of all Permitted Sub-accounts in the annuity.

   .   F - the total value of all Benefit Fixed Rate Account allocations.

   . I - the income value prior to the first withdrawal. The income value is equal to what the Highest Daily Annual Income Amount would be if the first withdrawal were taken on the date of calculation. After the first withdrawal the income value equals the greatest of the Highest Daily Annual Income Amount, the quarterly step-up amount times the annual income percentage, and the Account Value times the annual income percentage.

   .   T - the amount of a transfer into or out of the Benefit Fixed Rate
       Account.

   . I% - annual income amount percentage. This factor is established on the Effective Date and is not changed for the life of the guarantee. Currently, this percentage is equal to 5%.

 TARGET VALUE CALCULATION:
 On each Valuation Day, a target value (L) is calculated, according to the following formula. If the variable Account Value (V) is equal to zero, no calculation is necessary.

                              L    =    I * Q * a

 TRANSFER CALCULATION:
 The following formula, which is set on the Effective Date and is not changed for the life of the guarantee, determines when a transfer is required:

                      Target Ratio r    =    (L - F) / V.

       . If r (greater than) C\\u\\, assets in the Permitted Sub-accounts are transferred to Benefit Fixed Rate Account.

       . If r (less than) C\\l\\, and there are currently assets in the Benefit Fixed Rate Account (F (greater than) 0), assets in the Benefit Fixed Rate Account are transferred to the Permitted Sub-accounts.

 The following formula, which is set on the Effective Date and is not changed for the life of the guarantee, determines the transfer amount:

 T    =    {Min(V, [L - F - V * C\\t\\]/(1-C\\t\\))}    T (greater than) 0, Money moving from the Permitted
                                                        Sub-accounts to the Benefit Fixed Rate Account
 T    =    {Min(F, [L - F - V * C\\t\\]/(1-C\\t\\))}    T (less than) 0, Money moving from the Benefit Fixed
                                                        Rate Account to the Permitted Sub-accounts]

 EXAMPLE:
 MALE AGE 65 CONTRIBUTES $100,000 INTO THE PERMITTED SUB-ACCOUNTS AND THE VALUE DROPS TO $92,300 DURING YEAR ONE, END OF DAY ONE. A TABLE OF VALUES FOR "A" APPEARS BELOW.

 TARGET VALUE CALCULATION:

                         L    =    I * Q * a
                              =    5000.67 * 1 * 15.34
                              =    76,710.28

 TARGET RATIO:

                      r    =    (L - F) / V
                           =    (76,710.28 - 0)/92,300.00
                           =    83.11%

 SINCE R (GREATER THAN) CU ( BECAUSE 83.11% (GREATER THAN) 83%) A TRANSFER INTO THE BENEFIT FIXED RATE ACCOUNT OCCURS.

 T    =    { Min ( V, [L - F - V * Ct]/( 1 - Ct))}
      =    { Min ( 92,300.00, [ 76,710.28 - 0 - 92,300.00 * 0.80]/(1 - 0.80))}
      =    { Min ( 92,300.00, 14,351.40 )}
      =    14,351.40

 FORMULA FOR CONTRACTS WITH 90% CAP FEATURE

 TARGET VALUE CALCULATION:
 On each Valuation Day, a target value (L) is calculated, according to the following formula. If the variable Account Value (V) is equal to zero, no calculation is necessary.

                              L    =    I * Q * a

 If you elect this feature, the following replaces the "Transfer Calculation" above.

 TRANSFER CALCULATION:
 The following formula, which is set on the effective date of this feature and is not changed for the life of the guarantee, determines when a transfer is required:

 On the effective date of this feature (and only on the effective date of this feature), the following asset transfer calculation is performed to determine the amount of Account Value allocated to the Benefit Fixed Rate Account:

        If (F / (V + F) (greater than) .90) then

                          T    =    F - (V + F) * .90

 If T is greater than $0 as described above, then an amount equal to T is transferred from the Benefit Fixed Rate Account and allocated to the Permitted Sub-accounts, and no additional transfer calculations are performed on the effective date.

 On each Valuation Day thereafter (including the effective date of this feature provided F/(V + F) (less than) = .90), the following asset transfer calculation is performed

                      Target Ratio r    =    (L - F) / V.

       . If r (greater than) C\\u\\, assets in the Permitted Sub-accounts are transferred to the Benefit Fixed Rate Account (subject to the 90% cap rule described above).

       . If r (less than) C\\l\\ and there are currently assets in the Benefit Fixed Rate Account (F (greater than) 0), assets in the Benefit Fixed Rate Account are transferred to the Permitted Sub-accounts.

 The following formula, which is set on the Effective Date of this feature and is not changed for the life of the guarantee, determines the transfer amount:

 T    =    Min (MAX (0, (0.90 * (V + F)) - F), [L - F - V *    Money is transferred from the elected Permitted
           C\\t\\] / (1 - C\\t\\))                             Sub-accounts to Benefit Fixed Rate Account
 T    =    Min(F, - [L - F - V * C\\t\\] / (1 - C\\t\\)),      Money is transferred from the Benefit Fixed Rate
                                                               Account to the Permitted Sub-accounts.

                 AGE 65 "A" FACTORS FOR LIABILITY CALCULATIONS
              (in Years and Months since Benefit Effective Date)*

       Months
 Years   1      2     3     4     5     6     7     8     9    10    11    12
 ----- ------ ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
   1   15.34  15.31 15.27 15.23 15.20 15.16 15.13 15.09 15.05 15.02 14.98 14.95
   2   14.91  14.87 14.84 14.80 14.76 14.73 14.69 14.66 14.62 14.58 14.55 14.51
   3   14.47  14.44 14.40 14.36 14.33 14.29 14.26 14.22 14.18 14.15 14.11 14.07
   4   14.04  14.00 13.96 13.93 13.89 13.85 13.82 13.78 13.74 13.71 13.67 13.63
   5   13.60  13.56 13.52 13.48 13.45 13.41 13.37 13.34 13.30 13.26 13.23 13.19
   6   13.15  13.12 13.08 13.04 13.00 12.97 12.93 12.89 12.86 12.82 12.78 12.75
   7   12.71  12.67 12.63 12.60 12.56 12.52 12.49 12.45 12.41 12.38 12.34 12.30
   8   12.26  12.23 12.19 12.15 12.12 12.08 12.04 12.01 11.97 11.93 11.90 11.86
   9   11.82  11.78 11.75 11.71 11.67 11.64 11.60 11.56 11.53 11.49 11.45 11.42
  10   11.38  11.34 11.31 11.27 11.23 11.20 11.16 11.12 11.09 11.05 11.01 10.98
  11   10.94  10.90 10.87 10.83 10.79 10.76 10.72 10.69 10.65 10.61 10.58 10.54
  12   10.50  10.47 10.43 10.40 10.36 10.32 10.29 10.25 10.21 10.18 10.14 10.11
  13   10.07  10.04 10.00  9.96  9.93  9.89  9.86  9.82  9.79  9.75  9.71  9.68
  14    9.64   9.61  9.57  9.54  9.50  9.47  9.43  9.40  9.36  9.33  9.29  9.26
  15    9.22   9.19  9.15  9.12  9.08  9.05  9.02  8.98  8.95  8.91  8.88  8.84
  16    8.81   8.77  8.74  8.71  8.67  8.64  8.60  8.57  8.54  8.50  8.47  8.44
  17    8.40   8.37  8.34  8.30  8.27  8.24  8.20  8.17  8.14  8.10  8.07  8.04
  18    8.00   7.97  7.94  7.91  7.88  7.84  7.81  7.78  7.75  7.71  7.68  7.65
  19    7.62   7.59  7.55  7.52  7.49  7.46  7.43  7.40  7.37  7.33  7.30  7.27
  20    7.24   7.21  7.18  7.15  7.12  7.09  7.06  7.03  7.00  6.97  6.94  6.91
  21    6.88   6.85  6.82  6.79  6.76  6.73  6.70  6.67  6.64  6.61  6.58  6.55
  22    6.52   6.50  6.47  6.44  6.41  6.38  6.36  6.33  6.30  6.27  6.24  6.22
  23    6.19   6.16  6.13  6.11  6.08  6.05  6.03  6.00  5.97  5.94  5.92  5.89
  24    5.86   5.84  5.81  5.79  5.76  5.74  5.71  5.69  5.66  5.63  5.61  5.58
  25    5.56   5.53  5.51  5.48  5.46  5.44  5.41  5.39  5.36  5.34  5.32  5.29
  26    5.27   5.24  5.22  5.20  5.18  5.15  5.13  5.11  5.08  5.06  5.04  5.01
  27    4.99   4.97  4.95  4.93  4.91  4.88  4.86  4.84  4.82  4.80  4.78  4.75
  28    4.73   4.71  4.69  4.67  4.65  4.63  4.61  4.59  4.57  4.55  4.53  4.51
  29    4.49   4.47  4.45  4.43  4.41  4.39  4.37  4.35  4.33  4.32  4.30  4.28
  30    4.26   4.24  4.22  4.20  4.18  4.17  4.15  4.13  4.11  4.09  4.07  4.06
  31    4.04   4.02  4.00  3.98  3.97  3.95  3.93  3.91  3.90  3.88  3.86  3.84
  32    3.83   3.81  3.79  3.78  3.76  3.74  3.72  3.71  3.69  3.67  3.66  3.64
  33    3.62   3.61  3.59  3.57  3.55  3.54  3.52  3.50  3.49  3.47  3.45  3.44
  34    3.42   3.40  3.39  3.37  3.35  3.34  3.32  3.30  3.29  3.27  3.25  3.24
  35    3.22   3.20  3.18  3.17  3.15  3.13  3.12  3.10  3.08  3.07  3.05  3.03
  36    3.02   3.00  2.98  2.96  2.95  2.93  2.91  2.90  2.88  2.86  2.85  2.83
  37    2.81   2.79  2.78  2.76  2.74  2.73  2.71  2.69  2.68  2.66  2.64  2.62
  38    2.61   2.59  2.57  2.56  2.54  2.52  2.51  2.49  2.47  2.45  2.44  2.42
  39    2.40   2.39  2.37  2.35  2.34  2.32  2.30  2.29  2.27  2.25  2.24  2.22
  40    2.20   2.19  2.17  2.15  2.14  2.12  2.11  2.09  2.07  2.06  2.04  2.02
  41    2.01   1.84  1.67  1.51  1.34  1.17  1.00  0.84  0.67  0.50  0.33  0.17

 * The values set forth in this table are applied to all ages, and apply whether or not the 90% cap is elected.

          APPENDIX E - FORMULA UNDER TRUEACCUMULATION - HIGHEST DAILY


 FORMULA FOR ELECTIONS OF TRUEACCUMULATION - HIGHEST DAILY (INCLUDING TRUEACCUMULATION - HIGHEST DAILY WITH THE 90% CAP FEATURE) MADE PRIOR TO AUGUST 3, 2010


 FORMULA UNDER TRUEACCUMULATION - HIGHEST DAILY:

 THE FOLLOWING ARE THE TERMS AND DEFINITIONS REFERENCED IN THE TRANSFER CALCULATION FORMULA:
..   AV is the current Account Value of the Annuity
..   V is the current Account Value of the elected Sub-accounts of the Annuity
..   B is the total current value of the AST bond portfolio Sub-account
..   C\\l\\ is the lower target value. Currently, it is 79%.
..   C\\t\\ is the middle target value. Currently, it is 82%.
..   C\\u\\ is the upper target value. Currently, it is 85%.

 For each guarantee provided under the benefit,
..   G\\i\\ is the guarantee amount
..   N\\i\\ is the number of days until the maturity date
..   d\\i\\ is the discount rate applicable to the number of days until the maturity date. It is determined with reference to a benchmark index, reduced by the Discount Rate Adjustment. Once selected, we will not change the applicable benchmark index. However, if the benchmark index is discontinued, we will substitute a successor benchmark index, if there is one. Otherwise we will substitute a comparable benchmark index. We will obtain any required regulatory approvals prior to substitution of the benchmark index.

 The formula, which is set on the Effective Date and is not changed while the Rider is in effect, determines, on each Valuation Day, when a transfer is required.

 The formula begins by determining the value on that Valuation Day that, if appreciated at the applicable discount rate, would equal the guarantee amount at the end of the Base Guarantee Period or Step-Up Guarantee Period. We call the greatest of these values the "current liability (L)."

       L = MAX (L\\i\\), where L\\i\\ = G\\i\\ / (1 + d\\i\\)/(Ni/365)/.

 Next the formula calculates the following formula ratio:

                                r = (L - B) / V.

 If the formula ratio exceeds an upper target value, then all or a portion of the Account Value will be transferred to the bond fund Sub-account associated with the current liability. If at the time we make a transfer to the bond fund Sub-account associated with the current liability there is Account Value allocated to a bond fund Sub-account not associated with the current liability, we will transfer all assets from that bond fund Sub-account to the bond fund Sub-account associated with the current liability.

 The formula will transfer assets into the Transfer Account if r (greater than) C\\u\\.

 The transfer amount is calculated by the following formula:

               T = {Min(V, [L - B - V * C\\t\\] / (1 - C\\t\\))}

 If the formula ratio is less than a lower target value and there are assets in the Transfer Account, then the formula will transfer assets out of the Transfer Account into the elected Sub-accounts.

 The transfer amount is calculated by the following formula:

              T = {Min(B, - [L - B - V * C\\t\\] / (1 - C\\t\\))}

 If following a transfer to the elected Sub-accounts, there are assets remaining in a bond fund Sub-account not associated with the current liability, we will transfer all assets from that bond fund Sub-account to the bond fund Sub-account associated with the current liability.

 FORMULA FOR ANNUITIES WITH 90% CAP RULE FEATURE - TRUEACCUMULATION - HIGHEST DAILY

 The following are the terms and definitions referenced in the transfer calculation formula:
..   AV is the current Account Value of the Annuity
..   V is the current Account Value of the elected Sub-accounts of the Annuity
..   B is the total current value of the AST bond portfolio Sub-account
..   C \\l\\ is the lower target value. Currently, it is 79%.
..   C \\t\\ is the middle target value. Currently, it is 82%.
..   C \\u\\ is the upper target value. Currently, it is 85%.
..   T is the amount of a transfer into or out of the Transfer AST bond portfolio Sub-account.

 For each guarantee provided under the benefit,
..   G \\i\\ is the guarantee amount
..   N \\i\\ is the number of days until the maturity date
..   d \\i\\ is the discount rate applicable to the number of days until the maturity date. It is determined with reference to a benchmark index, reduced by the Discount Rate Adjustment and subject to the discount rate minimum. The discount rate minimum, beginning on the effective date of the benefit, is three percent, and will decline monthly over the first twenty-four months following the effective date of the benefit to one percent in the twenty-fifth month, and will remain at one percent for every month thereafter. Once selected, we will not change the applicable benchmark index. However, if the benchmark index is discontinued, we will substitute a successor benchmark index, if there is one. Otherwise we will substitute a comparable benchmark index. We will obtain any required regulatory approvals prior to substitution of the benchmark index.

 TRANSFER CALCULATION
 The formula, which is set on the Effective Date of the 90% Cap Rule, and is not changed while the benefit is in effect, determines, on each Valuation Day, when a transfer is required.

 On the Effective Date of the 90% Cap Rule (and only on this date), the following asset transfer calculation is performed to determine the amount of Account Value allocated to the AST bond portfolio Sub-account:

                   If (B / (V + B) (greater than) .90), then

                            T = B - [(V + B) * .90]

 If T as described above is greater than $0, then that amount ("T") is transferred from the AST bond portfolio Sub-account to the elected Sub-accounts and no additional transfer calculations are performed on the Effective Date of the 90% Cap Rule. Any transfers into the AST bond portfolio Sub-account are suspended. The suspension will be lifted once a transfer out of the AST bond portfolio Sub-account occurs.

 On each Valuation Date thereafter (including the Effective Date of the 90% Cap Rule, provided (B / (V + B) (less than) = .90), the formula begins by determining the value on that Valuation Day that, if appreciated at the applicable discount rate, would equal the Guarantee Amount at the end of the Guarantee Period. We call the greatest of these values the "current liability
 (L)."

      L = MAX(L \\i\\ ), where L \\i\\ = G \\i\\ / (1 + d \\i\\ ) (Ni/365)

            Next the formula calculates the following formula ratio:

                                r = (L - B) / V

 If the formula ratio exceeds an upper target value, then all or a portion of the Account Value will be transferred to the AST bond portfolio Sub-account associated with the current liability, subject to the rule that prevents a transfer into that AST bond portfolio Sub-account if 90% or more of Account Value is in that Sub-account (the "90% cap rule"). If at the time we make a transfer to the AST bond portfolio Sub-account associated with the current liability there is Account Value allocated to an AST bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that AST bond portfolio Sub-account to the AST bond portfolio Sub-account associated with the current liability.

 The formula will transfer assets into the Transfer AST bond portfolio Sub-account if r (greater than) C \\u\\, subject to the 90% cap rule.

 The transfer amount is calculated by the following formula:

 T = {Min(MAX(0, (.90 * (V + B)) - B), [L - B - V * C \\t\\ ] / (1 - C \\t\\ ))}

 If the formula ratio is less than a lower target value and there are assets in the Transfer AST bond portfolio Sub-account, then the formula will transfer assets out of the Transfer AST bond portfolio Sub-account into the elected Sub-accounts.

 The formula will transfer assets out of the Transfer AST bond portfolio Sub-account if r (less than) C \\l\\ and B (greater than) 0.

 The transfer amount is calculated by the following formula:

         T    =    {Min(B, - [L - B - V * C \\t\\ ] / (1 - C \\t\\ ))}

 If, following a transfer to the elected Sub-accounts, there are assets remaining in an AST bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that AST bond portfolio Sub-account to the AST bond portfolio Sub-account associated with the current liability.

 If transfers into the AST bond portfolio Sub-account are restricted due to the operation of the 90% cap rule, then we will not perform any intra-AST bond portfolio Sub-account transfers. However, if assets transfer out of an AST bond portfolio Sub-account and into the elected Sub-accounts due to the maturity of the AST bond portfolio, by operation of the formula, assets may subsequently transfer to another AST bond portfolio Sub-account that is associated with a future guarantee, subject to the 90% cap rule.


 FORMULA FOR ELECTIONS OF TRUEACCUMULATION - HIGHEST DAILY WITH 90% CAP FEATURE ON OR AFTER AUGUST 3, 2010, SUBJECT TO STATE APPROVAL.

 The operation of the formula is the same as for elections of TrueAccumulation
 - Highest Daily with 90% cap feature prior to August 3, 2010. The formula below provides additional information regarding the concept of the Projected Future Guarantee throughout the Transfer Calculation.

 THE FOLLOWING ARE THE TERMS AND DEFINITIONS REFERENCED IN THE TRANSFER CALCULATION FORMULA:
..   AV is the current Account Value of the Annuity
..   V\\V\\ is the current Account Value of the elected Sub-accounts of the
    Annuity
..   V\\F\\ is the current Account Value of the elected Fixed Rate Options of the Annuity
..   B is the total current value of the Transfer Account
..   C\\l\\ is the lower target value; it is established on the Effective Date and is not changed for the life of the guarantee
..   C\\t\\ is the middle target value; it is established on the Effective Date and is not changed for the life of the guarantee
..   C\\i\\ is the upper target value; it is established on the Effective Date and is not changed for the life of the guarantee
..   T is the amount of a transfer into or out of the Transfer Account
..   "Projected Future Guarantee" is an amount equal to the highest Account
    Value (adjusted for Withdrawals and additional Purchase Payments) within the current Benefit Year that would result in a new Guarantee Amount. For the Projected Future Guarantee, the assumed Guarantee Period begins on the current Valuation Day and ends10 years from the next anniversary of the Effective Date. We only calculate a Projected Future Guarantee if the assumed Guarantee Period associated with that Projected Future Guarantee does not extend beyond the latest Annuity Date applicable to the Annuity.

 The formula, which is set on the Effective Date and is not changed while the Rider is in effect, determines, on each Valuation Day, when a transfer is required.

 The formula begins by determining for each Guarantee Amount and for the Projected Future Guarantee, the value on that Valuation Day that, if appreciated at the applicable discount rate, would equal the Guarantee Amount at the end of the Guarantee Period. We call the greatest of these values the "current liability (L)".



 L    =    MAX (L i), where L \\i\\ = G \\i\\ / (1 + d \\i\\ ) (N \\i /365\\) .



 Where:
..   G \\i\\ is the value of the Guarantee Amount or the Projected Future
    Guarantee
..   N \\i\\ is the number of days until the end of the Guarantee Period
..   d \\i\\ is the discount rate associated with the number of days until the end of a Guarantee Period (or the assumed Guarantee Period, for the Projected Future Guarantee). The discount rate is determined by taking the greater of the Benchmark Index Interest Rate less the Discount Rate Adjustment, and the Discount Rate Minimum. The applicable term of the Benchmark Index Interest Rate is the same as the number of days remaining until the end of the Guarantee Period (or the assumed Guarantee Period, for the Projected Future Guarantee). If no Benchmark Index Interest Rate is available for such term, the nearest available term will be used. The Discount Rate Minimum is determined based on the number of months since the Effective Date.

 Next the formula calculates the following formula ratio (r):



                   r    =    (L - B) / (V \\V\\ + V \\F\\ ).



 If the formula ratio exceeds an upper target value, then Account Value will be transferred to the bond portfolio Sub-account associated with the current liability subject to the 90% cap feature. If, at the time we make a transfer to the bond portfolio Sub-account associated with the current liability, there is Account Value allocated to a bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that bond portfolio Sub-account to the bond portfolio Sub-account associated with the current liability.

The formula will transfer assets into the Transfer Account if r (greater than) C u and if transfers have not been suspended due to the 90% cap feature. Assets in the elected Sub-accounts and Fixed Rate Options, if applicable, are transferred to the Transfer Account in accordance with the Transfer provisions of the Rider.

 The transfer amount is calculated by the following formula:



 T    =    {Min(MAX(0,(.90 * (V \\V\\ + V \\F\\ + B)) - B), [L - B - (V \\V\\ + V \\F\\ ) * C \\t\\ ] / (1 - C \\t\\ ))}



 If the formula ratio is less than a lower target value, and there are assets in the Transfer Account, then the formula will transfer assets out of the Transfer Account and into the elected Sub-accounts.
 The formula will transfer assets out of the Transfer Account if r 0.

 The transfer amount is calculated by the following formula:



 T    =    {Min (B, - [L - B - (V \\V\\ + V \\F\\ ) * C \\t\\ ] / (1 - C \\t\\ ))}



 If, following a transfer to the elected Sub-accounts, there are assets remaining in a bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that bond portfolio Sub-account to the bond portfolio Sub-account associated with the current liability.

 90% CAP FEATURE: If, on any Valuation Day the Rider remains in effect, a transfer into the Transfer Account occurs which results in 90% of the Account Value being allocated to the Transfer Account, any transfers into the Transfer Account will be suspended even if the formula would otherwise dictate that a transfer into the Transfer Account should occur. Transfers out of the Transfer Account and into the elected Sub-accounts will still be allowed. The suspension will be lifted once a transfer out of the Transfer Account occurs. Due to the performance of the Transfer Account and the elected Sub-Accounts, the Account Value could be more than 90% invested in the Transfer Account.

   APPENDIX F - FORMULA UNDER TRUEINCOME - HIGHEST DAILY 7 AND TRUEINCOME -
                            SPOUSAL HIGHEST DAILY 7

 1. FORMULA FOR CONTRACTS
 WITHOUT ELECTION OF 90% CAP FEATURE

 TERMS AND DEFINITIONS REFERENCED IN THE CALCULATION FORMULA:
       . C\\u \\- the upper target is established on the effective date of the TrueIncome - Highest Daily 7 benefit (the "Effective Date") and is not changed for the life of the guarantee. Currently, it is 83%.

       . C\\t\\ - the target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 80%.

       . C\\l\\ - the lower target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 77%.

       .   L - the target value as of the current Valuation day.

       .   r - the target ratio.

       . a - factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee.

       .   V - the total value of all Permitted Sub-accounts in the Annuity.

       . B - the total value of the AST Investment Grade Bond Portfolio Sub-account.

       . P - Income Basis. Prior to the first withdrawal, the Income Basis is the Protected Withdrawal Value calculated as if the first withdrawal were taken on the date of calculation. After the first withdrawal, the Income Basis is equal to the greatest of (1) the Protected Withdrawal Value at the time of the first withdrawal, adjusted for additional Purchase Payments including the amount of any associated Credits, and adjusted proportionally for excess withdrawals*,
           (2) any highest quarterly Account Value prior to the date of calculation increased for additional purchase payments including the amount of any associated Credits, and adjusted for withdrawals, and
           (3) the Account Value on the date of calculation.

       . T - the amount of a transfer into or out of the AST Investment Grade Bond Portfolio Sub-account.

 * Note: withdrawals of less than the Annual Income Amount do not reduce the Income Basis.

 TARGET VALUE CALCULATION:
 On each business day, a target value (L) is calculated, according to the following formula. If the variable Account Value (V) is equal to zero, no calculation is necessary.

                            L    =    0.05 * P * a

 TRANSFER CALCULATION:
 The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines when a transfer is required:

                      Target Ratio r    =    (L - B) / V.

       . If r (greater than) C\\u\\, assets in the Permitted Sub-accounts are transferred to the AST Investment Grade Bond Portfolio Sub-account.

       . If r (less than) C\\l\\, and there are currently assets in the AST Investment Grade Bond Portfolio Sub-account (B (greater than) 0), assets in the AST Investment Grade Bond Portfolio Sub-account are transferred to the Permitted Sub-accounts according to most recent allocation instructions.

 The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines the transfer amount:

 T    =    {Min(V, [L - B - V * C\\t\\] / (1 - C\\t\\))},      Money is transferred from the Permitted Sub-
                                                               accounts to the AST Investment Grade Bond
                                                               Portfolio Sub-account

 T    =    {Min(B, - [L - B - V * C\\t\\] / (1 - C\\t\\))},    Money is transferred from the AST Investment
                                                               Grade Bond Portfolio Sub-account to the
                                                               Permitted Sub-accounts

                     "A" FACTORS FOR LIABILITY CALCULATIONS
              (in Years and Months since Benefit Effective Date)*

       Months
 Years   1      2     3     4     5     6     7     8     9    10    11    12
 ----- ------ ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
   1   15.34  15.31 15.27 15.23 15.20 15.16 15.13 15.09 15.05 15.02 14.98 14.95
   2   14.91  14.87 14.84 14.80 14.76 14.73 14.69 14.66 14.62 14.58 14.55 14.51
   3   14.47  14.44 14.40 14.36 14.33 14.29 14.26 14.22 14.18 14.15 14.11 14.07
   4   14.04  14.00 13.96 13.93 13.89 13.85 13.82 13.78 13.74 13.71 13.67 13.63
   5   13.60  13.56 13.52 13.48 13.45 13.41 13.37 13.34 13.30 13.26 13.23 13.19
   6   13.15  13.12 13.08 13.04 13.00 12.97 12.93 12.89 12.86 12.82 12.78 12.75
   7   12.71  12.67 12.63 12.60 12.56 12.52 12.49 12.45 12.41 12.38 12.34 12.30
   8   12.26  12.23 12.19 12.15 12.12 12.08 12.04 12.01 11.97 11.93 11.90 11.86
   9   11.82  11.78 11.75 11.71 11.67 11.64 11.60 11.56 11.53 11.49 11.45 11.42
  10   11.38  11.34 11.31 11.27 11.23 11.20 11.16 11.12 11.09 11.05 11.01 10.98
  11   10.94  10.90 10.87 10.83 10.79 10.76 10.72 10.69 10.65 10.61 10.58 10.54
  12   10.50  10.47 10.43 10.40 10.36 10.32 10.29 10.25 10.21 10.18 10.14 10.11
  13   10.07  10.04 10.00  9.96  9.93  9.89  9.86  9.82  9.79  9.75  9.71  9.68
  14    9.64   9.61  9.57  9.54  9.50  9.47  9.43  9.40  9.36  9.33  9.29  9.26
  15    9.22   9.19  9.15  9.12  9.08  9.05  9.02  8.98  8.95  8.91  8.88  8.84
  16    8.81   8.77  8.74  8.71  8.67  8.64  8.60  8.57  8.54  8.50  8.47  8.44
  17    8.40   8.37  8.34  8.30  8.27  8.24  8.20  8.17  8.14  8.10  8.07  8.04
  18    8.00   7.97  7.94  7.91  7.88  7.84  7.81  7.78  7.75  7.71  7.68  7.65
  19    7.62   7.59  7.55  7.52  7.49  7.46  7.43  7.40  7.37  7.33  7.30  7.27
  20    7.24   7.21  7.18  7.15  7.12  7.09  7.06  7.03  7.00  6.97  6.94  6.91
  21    6.88   6.85  6.82  6.79  6.76  6.73  6.70  6.67  6.64  6.61  6.58  6.55
  22    6.52   6.50  6.47  6.44  6.41  6.38  6.36  6.33  6.30  6.27  6.24  6.22
  23    6.19   6.16  6.13  6.11  6.08  6.05  6.03  6.00  5.97  5.94  5.92  5.89
  24    5.86   5.84  5.81  5.79  5.76  5.74  5.71  5.69  5.66  5.63  5.61  5.58
  25    5.56   5.53  5.51  5.48  5.46  5.44  5.41  5.39  5.36  5.34  5.32  5.29
  26    5.27   5.24  5.22  5.20  5.18  5.15  5.13  5.11  5.08  5.06  5.04  5.01
  27    4.99   4.97  4.95  4.93  4.91  4.88  4.86  4.84  4.82  4.80  4.78  4.75
  28    4.73   4.71  4.69  4.67  4.65  4.63  4.61  4.59  4.57  4.55  4.53  4.51
  29    4.49   4.47  4.45  4.43  4.41  4.39  4.37  4.35  4.33  4.32  4.30  4.28
  30    4.26   4.24  4.22  4.20  4.18  4.17  4.15  4.13  4.11  4.09  4.07  4.06
  31    4.04   4.02  4.00  3.98  3.97  3.95  3.93  3.91  3.90  3.88  3.86  3.84
  32    3.83   3.81  3.79  3.78  3.76  3.74  3.72  3.71  3.69  3.67  3.66  3.64
  33    3.62   3.61  3.59  3.57  3.55  3.54  3.52  3.50  3.49  3.47  3.45  3.44
  34    3.42   3.40  3.39  3.37  3.35  3.34  3.32  3.30  3.29  3.27  3.25  3.24
  35    3.22   3.20  3.18  3.17  3.15  3.13  3.12  3.10  3.08  3.07  3.05  3.03
  36    3.02   3.00  2.98  2.96  2.95  2.93  2.91  2.90  2.88  2.86  2.85  2.83
  37    2.81   2.79  2.78  2.76  2.74  2.73  2.71  2.69  2.68  2.66  2.64  2.62
  38    2.61   2.59  2.57  2.56  2.54  2.52  2.51  2.49  2.47  2.45  2.44  2.42
  39    2.40   2.39  2.37  2.35  2.34  2.32  2.30  2.29  2.27  2.25  2.24  2.22
  40    2.20   2.19  2.17  2.15  2.14  2.12  2.11  2.09  2.07  2.06  2.04  2.02
  41    2.01   1.84  1.67  1.51  1.34  1.17  1.00  0.84  0.67  0.50  0.33  0.17

 * The values set forth in this table are applied to all ages, and apply to each formula set out in this Appendix.

 2. FORMULA FOR CONTRACTS WITH 90% CAP FEATURE.
 SEE ABOVE FOR THE TERMS AND DEFINITIONS REFERENCED IN THE CALCULATION FORMULA.

 If you choose to elect the 90% Cap Feature (or alternatively, if you are a current participant in a TrueIncome - Highest Daily 7 benefit who has already elected the 90% Cap Feature), then the following formula applies.

 TARGET VALUE CALCULATION:
 On each Valuation Day, a target value (L) is calculated, according to the following formula.

                            L    =    0.05 * P * a

 TRANSFER CALCULATION:

 The following formula, which is set on the Effective Date of the 90% Cap Rule as shown in the Schedule Supplement and is not changed for the life of the guarantee, determines when a transfer is required. On the Effective Date of the 90% Cap Rule (and only on this date), the following asset transfer calculation is performed to determine the amount of Account Value allocated to the AST Investment Grade Bond Portfolio Sub-account:

                         If (B / (V + B) (greater than) .90) then
                         T         =         B - [(V + B) * .90]

 If T is greater than $0 as described above, then no additional transfer calculations are performed on the Effective Date of the 90% Cap Rule. Any transfers into the AST Investment Grade Bond Portfolio Sub-account are suspended. The suspension will be lifted once a transfer out of the AST Investment Grade Bond Portfolio Sub-account occurs.

 On each Valuation Day thereafter (including the Effective Date of the 90% Cap Rule, provided B/(V+B) (less than)= .90), the following asset transfer calculation is performed:

                        Target Ratio r    =    (L--B)/V

       . If r (greater than) C\\u\\, assets in the elected Sub-accounts are transferred to the AST Investment Grade Bond Portfolio Sub-account provided transfers are not suspended under the 90% Cap Rule described below.

       . If r (less than) C\\l\\ and there are currently assets in the AST Investment Grade Bond Portfolio Sub-account (B (greater than) 0), assets in the AST Investment Grade Bond Portfolio Sub-account are transferred to the elected Sub-accounts according to most recent allocation instructions.

 The following formula, which is set on the Effective Date of the 90% Cap Rule and is not changed for the life of the guarantee, determines the transfer amount:

 T    =    Min (MAX (0, (0.90 * (V+ B)) - B),       Money is transferred from the
           [L - B - V * C\\t\\] / (1--C\\t\\))      elected Sub-accounts to the AST
                                                    Investment Grade Bond Portfolio
                                                    Sub-account

 T    =    {Min (B, -[L--B--V * C\\t\\] /           Money is transferred from the AST
           (1--C\\t\\))}                            Investment Grade Bond Portfolio
                                                    Sub-account to the elected
                                                    Sub-accounts.

 At any given time, some, most, or none of the Account Value may be allocated to the AST Investment Grade Bond Portfolio Sub-account under the Transfer Calculation formula.

 90% CAP RULE: If, on any Valuation Day, on and after the Effective Date of the 90% Cap Rule, a transfer into the AST Investment Grade Bond Portfolio Sub-account occurs which results in 90% of the Account Value being allocated to the AST Investment Grade Bond Portfolio Sub-account , any transfers into the AST Investment Grade Bond Portfolio Sub-account will be suspended, even if the formula would otherwise dictate that a transfer into the AST Investment Grade Bond Portfolio Sub-account should occur. Transfers out of the AST Investment Grade Bond Portfolio Sub-account and into the elected Sub-accounts will still be allowed. The suspension will be lifted once a transfer out of the AST Investment Grade Bond Portfolio Sub-account occurs. Due to the performance of the AST Investment Grade Bond Portfolio Sub-account and the elected Sub-Accounts, the Account Value could be more than 90% invested in the AST Investment Grade Bond Portfolio Sub-account.

APPENDIX G - SPECIAL CONTRACT PROVISIONS FOR ANNUITIES ISSUED IN CERTAIN STATES

 Certain features of your Annuity may be different than the features described earlier in this prospectus if your Annuity is issued in certain states described below.


Jurisdiction                          Special Provisions
--------------------------------------------------------------------------------
Florida        The earliest Annuity Date is one year from the Issue Date.
--------------------------------------------------------------------------------
Illinois       The earliest Annuity Date is one year from the Issue Date.
--------------------------------------------------------------------------------
Massachusetts  If your Annuity is issued in Massachusetts after January 1,
               2009, the annuity rates we use to calculate annuity payments are available only on a gender-neutral basis under any Annuity
               Option or any lifetime withdrawal optional benefit (except the
               Guaranteed Minimum Withdrawal Benefit).
               Medically Related Surrenders are not available.
               Additional Purchase Payments are limited to those received up to and including the first anniversary of the issue date of the annuity on B, L, and X Share.
--------------------------------------------------------------------------------
Minnesota      CDSC Schedule for X-Share is 8, 8, 7, 6, 5, 4, 3, 2, 1%
               Purchase Payments limited to those received before first annuity anniversary on L-Share.
--------------------------------------------------------------------------------
Montana        If your Annuity is issued in Montana, the annuity rates we use to calculate annuity payments are available only on a gender neutral basis under any Annuity Option or any lifetime
               withdrawal optional benefit (except the Guaranteed Minimum
               Withdrawal Benefit).
--------------------------------------------------------------------------------
New Jersey     Total Aggregate Purchase Payments may not exceed $5,000,000
--------------------------------------------------------------------------------
Oregon         Purchase Payments limited to those received before first annuity anniversary of the annuity on B, L, and X share.
--------------------------------------------------------------------------------
Washington     CDSC Schedule for X-Share is 8, 8, 7, 6, 5, 4, 3, 2, 1%
               If your Annuity is issued in Washington, and you elect
               TrueIncome - Highest Daily, or any version of TrueIncome -
               Highest Daily 7, the Guaranteed Minimum Account Value Credit
               otherwise available on these optional benefits is not available.
               Additional Purchase Payments are limited to those received up to and including the first anniversary of the issue date of the annuity on B, L, and X Share.
               The Combination 5% Roll-Up and HAV Death Benefit is not
               available for election.
--------------------------------------------------------------------------------

                                                         ---------------
        [LOGO] Prudential                                  PRSRT STD
        The Prudential Insurance Company of America       U.S. POSTAGE
        751 Broad Street                                      PAID
        Newark, NJ 07102-3777                              DAVENPORT,
                                                            IA 52802
                                                         PERMIT NO. 291

                                                         ---------------






 RA17-1                                                         SKU# RA17-1 5/08

                      STATEMENT OF ADDITIONAL INFORMATION


                                  May 1, 2011


                 ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                   ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY

 Allstate RetirementAccess variable annuity contracts (the "Annuities" or the "Annuity") are individual variable annuity contracts issued by Allstate Life Insurance Company ("Allstate"), a stock life insurance company that is a wholly-owned subsidiary of Allstate Insurance Company and is funded through the Allstate Financial Advisors Separate Account I (the "Separate Account"). Each Annuity could be purchased by making an initial purchase payment of $10,000 or more (except for the B Series, which has a $1,000 minimum initial purchase payment). With some restrictions, you can make additional purchase payments by means other than electronic fund transfer of no less than $100 at any time during the accumulation phase. However, we impose a minimum of $50 with respect to additional purchase payments made through electronic fund transfers.


 This Statement of Additional Information is not a prospectus and should be read in conjunction with the B Series, L Series, and X Series prospectus dated May 1, 2011. To obtain a copy of the prospectus, without charge, you can write to the Annuity Service Center, P.O. Box 70179, Philadelphia, Pennsylvania 19176, or contact us by telephone at (866) 695-2647.


 This Statement of Additional Information uses the same defined terms as the prospectus for the Annuities, except as specifically noted.

                               TABLE OF CONTENTS

                                                                 Page
                                                                 ----
           Additions, Deletions or Substitutions of Investments    2
           The Annuities                                           2
           Company                                                 2
           Principal Underwriter                                   3
           Determination of Accumulation Unit Values               5
           General Matters                                         5
           Experts                                                 7
           Financial Statements                                    7
           Appendix A-Accumulation Unit Values                   A-1

              ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

 We may add, delete, or substitute the Portfolio shares held by any Sub-account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different underlying mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Separate Account.

 We will not substitute shares attributable to an Owner's interest in a Sub-account until we have notified the Owner of the change, and until the SEC has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Separate Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Owners.

 We also may establish additional Sub-accounts or series of Sub-accounts. Each additional Sub-account would purchase shares in a new Portfolio of the same or different underlying mutual fund. We may establish new Sub-accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Sub-accounts in conjunction with the Annuity to existing Owners. We may eliminate one or more Sub-accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

 We may, by appropriate endorsement, change the Annuity as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Annuities would be served, we may operate the Separate Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

                                 THE ANNUITIES

 The Annuities are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

                                    COMPANY

 Allstate Life was organized in 1957 as a stock life insurance company under the laws of the State of Illinois.

 Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation.

 Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the State of New York. Our home office is located at 3100 Sanders Road, Northbrook, Illinois, 60062.

 On June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life sold, pursuant to a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Allstate Life and PICA also entered into an administrative services agreement pursuant to which PICA or an affiliate will administer the Separate Account and the Annuities. The benefits and provisions of the Annuities will not be changed by these transactions and agreements. None of the transactions or agreements will change the fact that we are primarily liable to you under your Annuity.

                             PRINCIPAL UNDERWRITER

 We offered the Annuities to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. Allstate Distributors, L.L.C. ("Allstate Distributors"), a wholly owned subsidiary of Allstate Life, serves as the principal underwriter for the Separate Account and distributes the Annuities. The offering of the Annuities is continuous. We do not anticipate discontinuing the offering of the Annuities, but we reserve the right to do so at any time. Commission income of Allstate Distributors is as follows:

                Allstate Distributors, L.L.C. Commission Income


                    Fiscal Year Ended -  Commission Income
                    -------------------  -----------------
                           2010                 $0
                           2009                 $0
                           2008                 $0

                   DETERMINATION OF ACCUMULATION UNIT VALUES

 The value for each accumulation unit is computed as of the end of each business day. On any given business day the value of a Unit in each Sub-account will be determined by multiplying the value of a Unit of that Sub-account for the preceding business day by the net investment factor for that Sub-account for the current business day. The net investment factor for any business day is determined by dividing the value of the assets of the Sub-account for that day by the value of the assets of the Sub-account for the preceding business day (ignoring, for this purpose, changes resulting from new purchase payments and withdrawals), and subtracting from the result the daily equivalent of the annual charge for all insurance and administrative expenses. The value of the assets of a Sub-account is determined by multiplying the number of shares of Advanced Series Trust (the "Trust") or other fund held by that Sub-account by the net asset value of each share and adding the value of dividends declared by the Trust or other fund but not yet paid. As we have indicated in the prospectus, each Annuity allows you to select or decline any of several benefit options that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each such annuity feature. In the prospectus, we set out historical unit values corresponding to the highest and lowest combination of charges. In the tables below, we set out the remaining historical unit values.

                                GENERAL MATTERS

 Safekeeping of the Separate Account's Assets

 We hold title to the assets of the Separate Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Sub-accounts.

 The Portfolios do not issue stock certificates. Therefore, we hold the Separate Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.

 Premium Taxes

 Applicable premium tax rates depend on the Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

 Tax Reserves

 We do not establish capital gains tax reserves for any Sub-account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Separate Account will not be taxable.

                                    EXPERTS

 The financial statements and the related financial statement schedules of Allstate Life Insurance Company and the financial statements of Allstate Financial Advisors Separate Account I included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

                              FINANCIAL STATEMENTS

 The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:


   . consolidated financial statements of Allstate Life Insurance Company as of December 31, 2010 and 2009 and for each of the three years in the period ended December 31, 2010 and related consolidated financial statement schedules, and

   . the financial statements of the Sub-accounts which comprise Allstate Financial Advisors Separate Account I, as of December 31, 2010 and for each of the periods in the two-year period then ended.


 The consolidated financial statements and related financial statement schedules of Allstate Life Insurance Company included herein should be considered only as bearing upon the ability of Allstate Life Insurance Company to meet its obligations under the Annuities.

                                  APPENDIX A

                      ALLSTATE RETIREMENT ACCESS B SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

       ACCUMULATION UNIT VALUES: TRUEACCUMULATION HIGHEST DAILY (1.50%)


                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.13355     $ 7.01262      193,673
   01/01/2009 to 12/31/2009.........  $ 7.01262     $ 8.59177      187,189
   01/01/2010 to 12/31/2010.........  $ 8.59177     $ 9.47734      186,399
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.36049     $ 7.25618       48,593
   01/01/2009 to 12/31/2009.........  $ 7.25618     $ 9.02187       87,449
   01/01/2010 to 12/31/2010.........  $ 9.02187     $10.10658       89,278
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.78324     $ 5.89032        9,337
   01/01/2009 to 12/31/2009.........  $ 5.89032     $ 7.45305        8,924
   01/01/2010 to 12/31/2010.........  $ 7.45305     $ 8.41749        8,099
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.05555     $ 5.43545          601
   01/01/2009 to 12/31/2009.........  $ 5.43545     $ 6.62933          601
   01/01/2010 to 12/31/2010.........  $ 6.62933     $ 7.39612          600
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.37689     $ 5.96882        1,865
   01/01/2009 to 12/31/2009.........  $ 5.96882     $ 7.00895        1,864
   01/01/2010 to 12/31/2010.........  $ 7.00895     $ 7.79506        1,863
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.13550     $ 6.15018        1,808
   01/01/2009 to 12/31/2009.........  $ 6.15018     $ 7.13610        1,181
   01/01/2010 to 12/31/2010.........  $ 7.13610     $ 8.00389          400
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.23618     $ 7.34190      195,581

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2009 to 12/31/2009.........  $ 7.34190     $ 8.91844      262,922
   01/01/2010 to 12/31/2010.........  $ 8.91844     $ 9.86838      265,893
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009........  $ 9.99918     $ 9.40868            0
   01/01/2010 to 12/31/2010.........  $ 9.40868     $10.24985            0
AST BOND PORTFOLIO 2018
   05/01/2008* to 12/31/2008........  $10.02977     $12.19193       70,042
   01/01/2009 to 12/31/2009.........  $12.19193     $11.28481       83,720
   01/01/2010 to 12/31/2010.........  $11.28481     $12.36141       64,840
AST BOND PORTFOLIO 2019
   05/01/2008* to 12/31/2008........  $10.02974     $12.24934        6,021
   01/01/2009 to 12/31/2009.........  $12.24934     $11.13879       13,014
   01/01/2010 to 12/31/2010.........  $11.13879     $12.22071       18,012
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009........  $ 9.99918     $ 8.81752          265
   01/01/2010 to 12/31/2010.........  $ 8.81752     $ 9.71599       30,900
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010........  $ 9.99837     $11.04410       21,836
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.02502     $ 6.68349       69,913
   01/01/2009 to 12/31/2009.........  $ 6.68349     $ 8.25251       73,436
   01/01/2010 to 12/31/2010.........  $ 8.25251     $ 9.21780       86,935
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09932     $ 6.70554        8,144
   01/01/2009 to 12/31/2009.........  $ 6.70554     $ 8.38012        8,650
   01/01/2010 to 12/31/2010.........  $ 8.38012     $ 9.44028        5,293
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08114     $ 7.35523        8,946
   01/01/2009 to 12/31/2009.........  $ 7.35523     $ 8.94120       27,885
   01/01/2010 to 12/31/2010.........  $ 8.94120     $ 9.85881       26,418
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.49819     $ 5.99858            0
   01/01/2009 to 12/31/2009.........  $ 5.99858     $ 7.79678           74
   01/01/2010 to 12/31/2010.........  $ 7.79678     $ 9.88521           41
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 07/18/2008........  $ 8.70085     $ 8.10838            0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.18665     $ 5.63081        1,184
   01/01/2009 to 12/31/2009.........  $ 5.63081     $ 7.35943          621
   01/01/2010 to 12/31/2010.........  $ 7.35943     $ 9.61033          558
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
FORMERLY, AST NIEMANN CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10365     $ 7.51558        3,810
   01/01/2009 to 12/31/2009.........  $ 7.51558     $ 8.97636        1,235
   01/01/2010 to 12/31/2010.........  $ 8.97636     $10.02176          614
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08873     $ 6.73586       50,335
   01/01/2009 to 12/31/2009.........  $ 6.73586     $ 8.21894      104,418
   01/01/2010 to 12/31/2010.........  $ 8.21894     $ 9.26045      118,477
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.23534     $ 6.17596      244,916
   01/01/2009 to 12/31/2009.........  $ 6.17596     $ 7.66499      594,318
   01/01/2010 to 12/31/2010.........  $ 7.66499     $ 8.98792      843,988
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008........  $ 9.99878     $ 7.47904            0
   01/01/2009 to 11/13/2009.........  $ 7.47904     $ 8.37746            0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.17546     $ 6.11840            0
   01/01/2009 to 12/31/2009.........  $ 6.11840     $ 8.14369            0
   01/01/2010 to 12/31/2010.........  $ 8.14369     $ 9.64393            0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.02462     $ 6.13100        1,573
   01/01/2009 to 12/31/2009.........  $ 6.13100     $ 9.02402        1,253
   01/01/2010 to 12/31/2010.........  $ 9.02402     $ 9.80506        1,362
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.36540     $ 6.08671        1,963
   01/01/2009 to 12/31/2009.........  $ 6.08671     $ 9.42044        1,541
   01/01/2010 to 12/31/2010.........  $ 9.42044     $11.12114        1,540
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.03366     $ 7.64560            0
   01/01/2009 to 12/31/2009.........  $ 7.64560     $ 9.55478            0
   01/01/2010 to 12/31/2010.........  $ 9.55478     $11.93314            0
AST HIGH YIELD PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.64365     $ 7.72692           64

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2009 to 12/31/2009.........  $ 7.72692     $10.31917           64
   01/01/2010 to 12/31/2010.........  $10.31917     $11.53876        3,579
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11184     $ 7.14807          828
   01/01/2009 to 12/31/2009.........  $ 7.14807     $ 8.92034        1,477
   01/01/2010 to 12/31/2010.........  $ 8.92034     $10.00264        1,591
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08932     $ 7.62472       17,788
   01/01/2009 to 12/31/2009.........  $ 7.62472     $ 9.26843       25,884
   01/01/2010 to 12/31/2010.........  $ 9.26843     $10.19024       25,837
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.53556     $ 5.43245        2,848
   01/01/2009 to 12/31/2009.........  $ 5.43245     $ 7.24079        2,024
   01/01/2010 to 12/31/2010.........  $ 7.24079     $ 8.16782          922
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.91717     $ 5.78239        3,050
   01/01/2009 to 12/31/2009.........  $ 5.78239     $ 7.43422        3,396
   01/01/2010 to 12/31/2010.........  $ 7.43422     $ 8.13590        3,363
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.02962     $10.80279      728,271
   01/01/2009 to 12/31/2009.........  $10.80279     $11.84594      328,433
   01/01/2010 to 12/31/2010.........  $11.84594     $12.93232      101,468
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
FORMERLY, AST UBS DYNAMIC ALPHA PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.25658     $ 7.87406       51,021
   01/01/2009 to 12/31/2009.........  $ 7.87406     $ 9.46570       91,064
   01/01/2010 to 12/31/2010.........  $ 9.46570     $10.00817       93,903
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08416     $10.29292            0
   01/01/2010 to 12/31/2010.........  $10.29292     $11.28818            0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14555     $10.30271            0
   01/01/2010 to 12/31/2010.........  $10.30271     $11.54334            0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10073     $ 5.97843        1,588
   01/01/2009 to 12/31/2009.........  $ 5.97843     $ 8.00343        1,078
   01/01/2010 to 12/31/2010.........  $ 8.00343     $ 8.45042          525

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.18613     $ 5.51560        1,077
   01/01/2009 to 12/31/2009.........  $ 5.51560     $ 6.49008        1,076
   01/01/2010 to 12/31/2010.........  $ 6.49008     $ 7.23545            0
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.41828     $ 7.86918            0
   01/01/2009 to 12/31/2009.........  $ 7.86918     $10.43532          826
   01/01/2010 to 12/31/2010.........  $10.43532     $11.66016          797
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.01881     $ 6.01404        2,929
   01/01/2009 to 12/31/2009.........  $ 6.01404     $ 7.68834        3,601
   01/01/2010 to 12/31/2010.........  $ 7.68834     $ 9.07069        3,538
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.20904     $ 6.79032        8,688
   01/01/2009 to 12/31/2009.........  $ 6.79032     $ 8.79760        1,037
   01/01/2010 to 12/31/2010.........  $ 8.79760     $ 9.71160        1,036
AST MFS GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.41413     $ 6.76122            0
   01/01/2009 to 12/31/2009.........  $ 6.76122     $ 8.28013            0
   01/01/2010 to 12/31/2010.........  $ 8.28013     $ 9.20054            0
AST MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.78222     $ 5.94845          620
   01/01/2009 to 12/31/2009.........  $ 5.94845     $ 8.13925        1,679
   01/01/2010 to 12/31/2010.........  $ 8.13925     $ 9.91193        1,678
AST MONEY MARKET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.19805     $10.23870       10,929
   01/01/2009 to 12/31/2009.........  $10.23870     $10.11181       18,836
   01/01/2010 to 12/31/2010.........  $10.11181     $ 9.96478       17,831
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.68823     $ 5.70783        2,005
   01/01/2009 to 12/31/2009.........  $ 5.70783     $ 7.90899        1,538
   01/01/2010 to 12/31/2010.........  $ 7.90899     $ 9.61810        1,452
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.58027     $ 5.88338          206
   01/01/2009 to 12/31/2009.........  $ 5.88338     $ 7.52300          316
   01/01/2010 to 12/31/2010.........  $ 7.52300     $ 9.53713          233
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.18967     $ 6.36737          507
   01/01/2009 to 12/31/2009.........  $ 6.36737     $ 7.68860          569
   01/01/2010 to 12/31/2010.........  $ 7.68860     $ 9.11006          552

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.10152     $ 5.57836            0
   01/01/2009 to 12/31/2009.........  $ 5.57836     $ 9.15131        2,177
   01/01/2010 to 12/31/2010.........  $ 9.15131     $11.02373          949
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.54609     $10.31309        9,233
   01/01/2009 to 12/31/2009.........  $10.31309     $11.19983        5,110
   01/01/2010 to 12/31/2010.........  $11.19983     $11.46443        2,532
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.90104     $10.21996       13,017
   01/01/2009 to 12/31/2009.........  $10.21996     $11.73265        8,123
   01/01/2010 to 12/31/2010.........  $11.73265     $12.45111        7,252
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.45047     $ 8.33099      188,702
   01/01/2009 to 12/31/2009.........  $ 8.33099     $ 9.85231      261,340
   01/01/2010 to 12/31/2010.........  $ 9.85231     $10.73264      248,407
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.32568     $ 5.89074        9,045
   01/01/2009 to 12/31/2009.........  $ 5.89074     $ 7.07001          570
   01/01/2010 to 12/31/2010.........  $ 7.07001     $ 8.01363          569
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.18531     $ 7.17097       21,101
   01/01/2009 to 12/31/2009.........  $ 7.17097     $ 9.00157       44,678
   01/01/2010 to 12/31/2010.........  $ 9.00157     $ 9.91585       47,755
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.49890     $ 6.32631          123
   01/01/2009 to 12/31/2009.........  $ 6.32631     $ 8.34608          103
   01/01/2010 to 12/31/2010.........  $ 8.34608     $11.21701           66
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.38155     $ 6.55164          879
   01/01/2009 to 12/31/2009.........  $ 6.55164     $ 8.19749        1,451
   01/01/2010 to 12/31/2010.........  $ 8.19749     $10.17554        1,409
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.07633     $ 7.45021       29,402
   01/01/2009 to 12/31/2009.........  $ 7.45021     $ 9.11168       64,679
   01/01/2010 to 12/31/2010.........  $ 9.11168     $10.01224       65,983

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $11.03701     $10.20756        2,627
   01/01/2009 to 12/31/2009.........  $10.20756     $11.27487        5,501
   01/01/2010 to 12/31/2010.........  $11.27487     $11.74596        4,851
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.65109     $ 5.90554        2,251
   01/01/2009 to 12/31/2009.........  $ 5.90554     $ 8.92350        2,877
   01/01/2010 to 12/31/2010.........  $ 8.92350     $10.18149        1,786
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2008* to 12/31/2008........  $12.07851     $ 5.74017        4,203
   01/01/2009 to 12/31/2009.........  $ 5.74017     $ 8.44609        5,499
   01/01/2010 to 12/31/2010.........  $ 8.44609     $10.02311        3,643
AST VALUE PORTFOLIO
FORMERLY, AST DEAM LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.38385     $ 6.06690            0
   01/01/2009 to 12/31/2009.........  $ 6.06690     $ 7.06845          139
   01/01/2010 to 12/31/2010.........  $ 7.06845     $ 7.83029          104
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.25008     $ 9.32155            0
   01/01/2009 to 12/31/2009.........  $ 9.32155     $10.25168            0
   01/01/2010 to 12/31/2010.........  $10.25168     $10.88762            0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008........  $10.07816     $ 6.65060       20,066
   01/01/2009 to 12/31/2009.........  $ 6.65060     $ 8.52206       54,865
   01/01/2010 to 12/31/2010.........  $ 8.52206     $ 9.25566       51,668



* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS B SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

   ACCUMULATION UNIT VALUES: COMBINATION 5% ROLL UP AND HAV DEATH BENEFIT OR
                                    HIGHEST
                       DAILY VALUE DEATH BENEFIT (1.65%)



                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.12208     $ 6.99774       29,180
   01/01/2009 to 12/31/2009.........  $ 6.99774     $ 8.56077       32,867
   01/01/2010 to 12/31/2010.........  $ 8.56077     $ 9.42920       32,838
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.34880     $ 7.24085       15,545
   01/01/2009 to 12/31/2009.........  $ 7.24085     $ 8.98942       21,894
   01/01/2010 to 12/31/2010.........  $ 8.98942     $10.05547       21,809
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.77218     $ 5.87788        5,462
   01/01/2009 to 12/31/2009.........  $ 5.87788     $ 7.42631        5,459
   01/01/2010 to 12/31/2010.........  $ 7.42631     $ 8.37487        5,457
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.04533     $ 5.42395            0
   01/01/2009 to 12/31/2009.........  $ 5.42395     $ 6.60561            0
   01/01/2010 to 12/31/2010.........  $ 6.60561     $ 7.35889            0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.36625     $ 5.95620            0
   01/01/2009 to 12/31/2009.........  $ 5.95620     $ 6.98372            0
   01/01/2010 to 12/31/2010.........  $ 6.98372     $ 7.75562            0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.12516     $ 6.13711            0
   01/01/2009 to 12/31/2009.........  $ 6.13711     $ 7.11046            0
   01/01/2010 to 12/31/2010.........  $ 7.11046     $ 7.96345            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.22465     $ 7.32641       46,459

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2009 to 12/31/2009.........  $ 7.32641     $8.88640        75,884
   01/01/2010 to 12/31/2010.........  $ 8.88640     $9.81842        73,630
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.01371     $6.66939        44,724
   01/01/2009 to 12/31/2009.........  $ 6.66939     $8.22287        23,769
   01/01/2010 to 12/31/2010.........  $ 8.22287     $9.17123        24,189
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09928     $6.69886             0
   01/01/2009 to 12/31/2009.........  $ 6.69886     $8.35942             0
   01/01/2010 to 12/31/2010.........  $ 8.35942     $9.40304             0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08110     $7.34790             0
   01/01/2009 to 12/31/2009.........  $ 7.34790     $8.91911        33,758
   01/01/2010 to 12/31/2010.........  $ 8.91911     $9.81987        33,704
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.48643     $5.98588         3,442
   01/01/2009 to 12/31/2009.........  $ 5.98588     $7.76870         3,439
   01/01/2010 to 12/31/2010.........  $ 7.76870     $9.83530         3,437
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 07/18/2008........  $ 8.69107     $8.09673             0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.17622     $5.61884           286
   01/01/2009 to 12/31/2009.........  $ 5.61884     $7.33285           286
   01/01/2010 to 12/31/2010.........  $ 7.33285     $9.56148           285
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
FORMERLY, AST NIEMANN CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10361     $7.50818             0
   01/01/2009 to 12/31/2009.........  $ 7.50818     $8.95434         4,051
   01/01/2010 to 12/31/2010.........  $ 8.95434     $9.98250         4,018
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.07727     $6.72158         8,806
   01/01/2009 to 12/31/2009.........  $ 6.72158     $8.18940         3,651
   01/01/2010 to 12/31/2010.........  $ 8.18940     $9.21340         9,132
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.22370     $6.16283        28,501
   01/01/2009 to 12/31/2009.........  $ 6.16283     $7.63741        30,496
   01/01/2010 to 12/31/2010.........  $ 7.63741     $8.94227        37,959

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008........  $ 9.99866     $ 7.47404          0
   01/01/2009 to 11/13/2009.........  $ 7.47404     $ 8.36111          0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.17534     $ 6.11426          0
   01/01/2009 to 12/31/2009.........  $ 6.11426     $ 8.12602          0
   01/01/2010 to 12/31/2010.........  $ 8.12602     $ 9.60868        198
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.01334     $ 6.11808          0
   01/01/2009 to 12/31/2009.........  $ 6.11808     $ 8.99184          0
   01/01/2010 to 12/31/2010.........  $ 8.99184     $ 9.75579          0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.35374     $ 6.07379          0
   01/01/2009 to 12/31/2009.........  $ 6.07379     $ 9.38654          0
   01/01/2010 to 12/31/2010.........  $ 9.38654     $11.06461          0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.03354     $ 7.64041          0
   01/01/2009 to 12/31/2009.........  $ 7.64041     $ 9.53411          0
   01/01/2010 to 12/31/2010.........  $ 9.53411     $11.88974        159
AST HIGH YIELD PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.63164     $ 7.71057          0
   01/01/2009 to 12/31/2009.........  $ 7.71057     $10.28206          0
   01/01/2010 to 12/31/2010.........  $10.28206     $11.48046          0
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11180     $ 7.14096          0
   01/01/2009 to 12/31/2009.........  $ 7.14096     $ 8.89822          0
   01/01/2010 to 12/31/2010.........  $ 8.89822     $ 9.96312          0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08928     $ 7.61722          0
   01/01/2009 to 12/31/2009.........  $ 7.61722     $ 9.24559          0
   01/01/2010 to 12/31/2010.........  $ 9.24559     $10.15017          0
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.52367     $ 5.42096        503
   01/01/2009 to 12/31/2009.........  $ 5.42096     $ 7.21479        502
   01/01/2010 to 12/31/2010.........  $ 7.21479     $ 8.12639        502
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.90597     $ 5.77016        537
   01/01/2009 to 12/31/2009.........  $ 5.77016     $ 7.40754        536
   01/01/2010 to 12/31/2010.........  $ 7.40754     $ 8.09483        535

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.02958     $10.79210       10,078
   01/01/2009 to 12/31/2009.........  $10.79210     $11.81672       11,946
   01/01/2010 to 12/31/2010.........  $11.81672     $12.88138        1,692
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
FORMERLY, AST UBS DYNAMIC ALPHA PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.24499     $ 7.85743       68,110
   01/01/2009 to 12/31/2009.........  $ 7.85743     $ 9.43169       66,823
   01/01/2010 to 12/31/2010.........  $ 9.43169     $ 9.95744       86,436
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08404     $10.29093            0
   01/01/2010 to 12/31/2010.........  $10.29093     $11.26928            0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14542     $10.30074            0
   01/01/2010 to 12/31/2010.........  $10.30074     $11.52408            0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08934     $ 5.96578            0
   01/01/2009 to 12/31/2009.........  $ 5.96578     $ 7.97475            0
   01/01/2010 to 12/31/2010.........  $ 7.97475     $ 8.40761            0
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.17567     $ 5.50382            0
   01/01/2009 to 12/31/2009.........  $ 5.50382     $ 6.46665            0
   01/01/2010 to 12/31/2010.........  $ 6.46665     $ 7.19865            0
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.40650     $ 7.85240            0
   01/01/2009 to 12/31/2009.........  $ 7.85240     $10.39780            0
   01/01/2010 to 12/31/2010.........  $10.39780     $11.60097            0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.00747     $ 6.00136          530
   01/01/2009 to 12/31/2009.........  $ 6.00136     $ 7.66056          529
   01/01/2010 to 12/31/2010.........  $ 7.66056     $ 9.02465          528
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.19749     $ 6.77594            0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2009 to 12/31/2009.........  $ 6.77594     $ 8.76593            0
   01/01/2010 to 12/31/2010.........  $ 8.76593     $ 9.66237            0
AST MFS GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.40246     $ 6.74699            0
   01/01/2009 to 12/31/2009.........  $ 6.74699     $ 8.25049            0
   01/01/2010 to 12/31/2010.........  $ 8.25049     $ 9.15396            0
AST MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.77113     $ 5.93583            0
   01/01/2009 to 12/31/2009.........  $ 5.93583     $ 8.10997            0
   01/01/2010 to 12/31/2010.........  $ 8.10997     $ 9.86182            0
AST MONEY MARKET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.18659     $10.21711            0
   01/01/2009 to 12/31/2009.........  $10.21711     $10.07561       37,214
   01/01/2010 to 12/31/2010.........  $10.07561     $ 9.91454            0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.67730     $ 5.69575          433
   01/01/2009 to 12/31/2009.........  $ 5.69575     $ 7.88054          432
   01/01/2010 to 12/31/2010.........  $ 7.88054     $ 9.56935          432
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.56944     $ 5.87092          439
   01/01/2009 to 12/31/2009.........  $ 5.87092     $ 7.49601          438
   01/01/2010 to 12/31/2010.........  $ 7.49601     $ 9.48898          438
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.17826     $ 6.35398            0
   01/01/2009 to 12/31/2009.........  $ 6.35398     $ 7.66103            0
   01/01/2010 to 12/31/2010.........  $ 7.66103     $ 9.06395            0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.10140     $ 5.57465            0
   01/01/2009 to 12/31/2009.........  $ 5.57465     $ 9.13179            0
   01/01/2010 to 12/31/2010.........  $ 9.13179     $10.98394          859
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.53417     $10.29137          523
   01/01/2009 to 12/31/2009.........  $10.29137     $11.15975          522
   01/01/2010 to 12/31/2010.........  $11.15975     $11.40633          789
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.88875     $10.19844          856
   01/01/2009 to 12/31/2009.........  $10.19844     $11.69074          855
   01/01/2010 to 12/31/2010.........  $11.69074     $12.38840        1,269
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.43869     $ 8.31338       39,130
   01/01/2009 to 12/31/2009.........  $ 8.31338     $ 9.81702       51,330
   01/01/2010 to 12/31/2010.........  $ 9.81702     $10.67848       60,725

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.31507     $ 5.87819            0
   01/01/2009 to 12/31/2009.........  $ 5.87819     $ 7.04457            0
   01/01/2010 to 12/31/2010.........  $ 7.04457     $ 7.97295            0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.17377     $ 7.15579          254
   01/01/2009 to 12/31/2009.........  $ 7.15579     $ 8.96924        7,475
   01/01/2010 to 12/31/2010.........  $ 8.96924     $ 9.86573        7,397
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.48828     $ 6.31291            0
   01/01/2009 to 12/31/2009.........  $ 6.31291     $ 8.31609            0
   01/01/2010 to 12/31/2010.........  $ 8.31609     $11.16025            0
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.37095     $ 6.53778          396
   01/01/2009 to 12/31/2009.........  $ 6.53778     $ 8.16805          396
   01/01/2010 to 12/31/2010.........  $ 8.16805     $10.12401          395
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.06500     $ 7.43460       35,100
   01/01/2009 to 12/31/2009.........  $ 7.43460     $ 9.07921       42,117
   01/01/2010 to 12/31/2010.........  $ 9.07921     $ 9.96197       49,007
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $11.02453     $10.18604          335
   01/01/2009 to 12/31/2009.........  $10.18604     $11.23450          335
   01/01/2010 to 12/31/2010.........  $11.23450     $11.68674          514
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.64030     $ 5.89313            0
   01/01/2009 to 12/31/2009.........  $ 5.89313     $ 8.89163            0
   01/01/2010 to 12/31/2010.........  $ 8.89163     $10.13022            0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2008* to 12/31/2008........  $12.06488     $ 5.72803        2,851
   01/01/2009 to 12/31/2009.........  $ 5.72803     $ 8.41567        2,848
   01/01/2010 to 12/31/2010.........  $ 8.41567     $ 9.97228        2,846
AST VALUE PORTFOLIO
FORMERLY, AST DEAM LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.37324     $ 6.05406          678
   01/01/2009 to 12/31/2009.........  $ 6.05406     $ 7.04311          677
   01/01/2010 to 12/31/2010.........  $ 7.04311     $ 7.79066          677

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.24315     $ 9.30607            0
   01/01/2009 to 12/31/2009.........  $ 9.30607     $10.21947            0
   01/01/2010 to 12/31/2010.........  $10.21947     $10.83736            0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008........  $10.07812     $ 6.64403       23,959
   01/01/2009 to 12/31/2009.........  $ 6.64403     $ 8.50103       31,281
   01/01/2010 to 12/31/2010.........  $ 8.50103     $ 9.21920       37,926



* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS B SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

  ACCUMULATION UNIT VALUES: TRUEINCOME OR TRUEINCOME HIGHEST DAILY (1.75%) OR
                      TRUEACCUMULATION HD 60 BPS (1.75%)



                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09299     $10.43027       57,456
   01/01/2008 to 12/31/2008.........  $10.43027     $ 6.98794      115,212
   01/01/2009 to 12/31/2009.........  $ 6.98794     $ 8.54040      117,636
   01/01/2010 to 12/31/2010.........  $ 8.54040     $ 9.39754      118,163
AST ADVANCED STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11465     $10.48117       22,909
   01/01/2008 to 12/31/2008.........  $10.48117     $ 7.23075       19,060
   01/01/2009 to 12/31/2009.........  $ 7.23075     $ 8.96811       22,302
   01/01/2010 to 12/31/2010.........  $ 8.96811     $10.02169       22,872
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13015     $10.35575            0
   01/01/2008 to 12/31/2008.........  $10.35575     $ 5.86956            0
   01/01/2009 to 12/31/2009.........  $ 5.86956     $ 7.40853            0
   01/01/2010 to 12/31/2010.........  $ 7.40853     $ 8.34664            0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09090     $ 9.48327            0
   01/01/2008 to 12/31/2008.........  $ 9.48327     $ 5.41631            0
   01/01/2009 to 12/31/2009.........  $ 5.41631     $ 6.58961            0
   01/01/2010 to 12/31/2010.........  $ 6.58961     $ 7.33384            0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07357     $10.20419            0
   01/01/2008 to 12/31/2008.........  $10.20419     $ 5.94783            0
   01/01/2009 to 12/31/2009.........  $ 5.94783     $ 6.96700            0
   01/01/2010 to 12/31/2010.........  $ 6.96700     $ 7.72925            0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.06606     $ 9.55618            0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2008 to 12/31/2008.........  $ 9.55618     $ 6.12841            0
   01/01/2009 to 12/31/2009.........  $ 6.12841     $ 7.09329            0
   01/01/2010 to 12/31/2010.........  $ 7.09329     $ 7.93634            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07677     $10.44087       25,405
   01/01/2008 to 12/31/2008.........  $10.44087     $ 7.31605       24,295
   01/01/2009 to 12/31/2009.........  $ 7.31605     $ 8.86517       19,123
   01/01/2010 to 12/31/2010.........  $ 8.86517     $ 9.78536       18,899
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009........  $ 9.99905     $ 9.38550            0
   01/01/2010 to 12/31/2010.........  $ 9.38550     $10.19950            0
AST BOND PORTFOLIO 2018
   05/01/2008* to 12/31/2008........  $10.02971     $12.17192            0
   01/01/2009 to 12/31/2009.........  $12.17192     $11.23836            0
   01/01/2010 to 12/31/2010.........  $11.23836     $12.28018            0
AST BOND PORTFOLIO 2019
   05/01/2008* to 12/31/2008........  $10.02968     $12.22915            0
   01/01/2009 to 12/31/2009.........  $12.22915     $11.09305            0
   01/01/2010 to 12/31/2010.........  $11.09305     $12.14049            0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009........  $ 9.99905     $ 8.79584            0
   01/01/2010 to 12/31/2010.........  $ 8.79584     $ 9.66829            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010........  $ 9.99810     $11.01704        1,271
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11612     $10.41590       17,083
   01/01/2008 to 12/31/2008.........  $10.41590     $ 6.66000       91,132
   01/01/2009 to 12/31/2009.........  $ 6.66000     $ 8.20325       93,699
   01/01/2010 to 12/31/2010.........  $ 8.20325     $ 9.14042       96,693
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09925     $ 6.69444            0
   01/01/2009 to 12/31/2009.........  $ 6.69444     $ 8.34570            0
   01/01/2010 to 12/31/2010.........  $ 8.34570     $ 9.37837            0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08108     $ 7.34313            0
   01/01/2009 to 12/31/2009.........  $ 7.34313     $ 8.90444            0
   01/01/2010 to 12/31/2010.........  $ 8.90444     $ 9.79411          373
AST COHEN & STEERS REALTY PORTFOLIO

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   07/30/2007* to 12/31/2007........  $10.10586     $ 9.36473            0
   01/01/2008 to 12/31/2008.........  $ 9.36473     $ 5.97749            0
   01/01/2009 to 12/31/2009.........  $ 5.97749     $ 7.75024            0
   01/01/2010 to 12/31/2010.........  $ 7.75024     $ 9.80223            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12729     $ 8.83189            0
   01/01/2008 to 07/18/2008.........  $ 8.83189     $ 8.08893            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09519     $10.21195            0
   01/01/2008 to 12/31/2008.........  $10.21195     $ 5.61096            0
   01/01/2009 to 12/31/2009.........  $ 5.61096     $ 7.31542            0
   01/01/2010 to 12/31/2010.........  $ 7.31542     $ 9.52946            0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
FORMERLY, AST NIEMANN CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10358     $ 7.50320        1,828
   01/01/2009 to 12/31/2009.........  $ 7.50320     $ 8.93948        4,027
   01/01/2010 to 12/31/2010.........  $ 8.93948     $ 9.95609        3,593
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08883     $10.42497       30,046
   01/01/2008 to 12/31/2008.........  $10.42497     $ 6.71214       18,935
   01/01/2009 to 12/31/2009.........  $ 6.71214     $ 8.16988       22,288
   01/01/2010 to 12/31/2010.........  $ 8.16988     $ 9.18251       23,777
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12447     $10.56171       27,821
   01/01/2008 to 12/31/2008.........  $10.56171     $ 6.15417       35,026
   01/01/2009 to 12/31/2009.........  $ 6.15417     $ 7.61925       43,195
   01/01/2010 to 12/31/2010.........  $ 7.61925     $ 8.91225       46,653
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008........  $ 9.99858     $ 7.47061            0
   01/01/2009 to 11/13/2009.........  $ 7.47061     $ 8.35013            0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.17526     $ 6.11149            0
   01/01/2009 to 12/31/2009.........  $ 6.11149     $ 8.11443            0
   01/01/2010 to 12/31/2010.........  $ 8.11443     $ 9.58552            0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13407     $10.40752            0
   01/01/2008 to 12/31/2008.........  $10.40752     $ 6.10938            0
   01/01/2009 to 12/31/2009.........  $ 6.10938     $ 8.97002            0
   01/01/2010 to 12/31/2010.........  $ 8.97002     $ 9.72244            0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12402     $10.42375            0
   01/01/2008 to 12/31/2008.........  $10.42375     $ 6.06526            0
   01/01/2009 to 12/31/2009.........  $ 6.06526     $ 9.36417            0
   01/01/2010 to 12/31/2010.........  $ 9.36417     $11.02742            0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.03346     $ 7.63697            0
   01/01/2009 to 12/31/2009.........  $ 7.63697     $ 9.52050            0
   01/01/2010 to 12/31/2010.........  $ 9.52050     $11.86103            0
AST HIGH YIELD PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.01087     $10.52238            0
   01/01/2008 to 12/31/2008.........  $10.52238     $ 7.69976            0
   01/01/2009 to 12/31/2009.........  $ 7.69976     $10.25752            0
   01/01/2010 to 12/31/2010.........  $10.25752     $11.44183            0
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11177     $ 7.13624            0
   01/01/2009 to 12/31/2009.........  $ 7.13624     $ 8.88351            0
   01/01/2010 to 12/31/2010.........  $ 8.88351     $ 9.93684            0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08926     $ 7.61209            0
   01/01/2009 to 12/31/2009.........  $ 7.61209     $ 9.23040            0
   01/01/2010 to 12/31/2010.........  $ 9.23040     $10.12353            0
AST INTERNATIONAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.24192     $11.06778            0
   01/01/2008 to 12/31/2008.........  $11.06778     $ 5.41335            0
   01/01/2009 to 12/31/2009.........  $ 5.41335     $ 7.19746            0
   01/01/2010 to 12/31/2010.........  $ 7.19746     $ 8.09906            0
AST INTERNATIONAL VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18869     $10.47020            0
   01/01/2008 to 12/31/2008.........  $10.47020     $ 5.76196            0
   01/01/2009 to 12/31/2009.........  $ 5.76196     $ 7.38984            0
   01/01/2010 to 12/31/2010.........  $ 7.38984     $ 8.06758            0
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.02956     $10.78501            0
   01/01/2009 to 12/31/2009.........  $10.78501     $11.79738            0
   01/01/2010 to 12/31/2010.........  $11.79738     $12.84759            0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
FORMERLY, AST UBS DYNAMIC ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08308     $ 9.69096       20,532
   01/01/2008 to 12/31/2008.........  $ 9.69096     $ 7.84635       12,468

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2009 to 12/31/2009.........  $ 7.84635     $ 9.40921       14,850
   01/01/2010 to 12/31/2010.........  $ 9.40921     $ 9.92397       17,973
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08396     $10.28965            0
   01/01/2010 to 12/31/2010.........  $10.28965     $11.25679            0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14534     $10.29937            0
   01/01/2010 to 12/31/2010.........  $10.29937     $11.51118            0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18210     $10.34099            0
   01/01/2008 to 12/31/2008.........  $10.34099     $ 5.95738            0
   01/01/2009 to 12/31/2009.........  $ 5.95738     $ 7.95550            0
   01/01/2010 to 12/31/2010.........  $ 7.95550     $ 8.37917            0
AST LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09212     $ 9.55808            0
   01/01/2008 to 12/31/2008.........  $ 9.55808     $ 5.49615            0
   01/01/2009 to 12/31/2009.........  $ 5.49615     $ 6.45121            0
   01/01/2010 to 12/31/2010.........  $ 6.45121     $ 7.17441            0
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00703     $10.39624            0
   01/01/2008 to 12/31/2008.........  $10.39624     $ 7.84144            0
   01/01/2009 to 12/31/2009.........  $ 7.84144     $10.37316            0
   01/01/2010 to 12/31/2010.........  $10.37316     $11.56212            0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13308     $10.82360            0
   01/01/2008 to 12/31/2008.........  $10.82360     $ 5.99300            0
   01/01/2009 to 12/31/2009.........  $ 5.99300     $ 7.64255            0
   01/01/2010 to 12/31/2010.........  $ 7.64255     $ 8.99454            0
AST MFS GLOBAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15647     $10.43025            0
   01/01/2008 to 12/31/2008.........  $10.43025     $ 6.76638            0
   01/01/2009 to 12/31/2009.........  $ 6.76638     $ 8.74510            0
   01/01/2010 to 12/31/2010.........  $ 8.74510     $ 9.62990            0
AST MFS GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10857     $10.76273            0
   01/01/2008 to 12/31/2008.........  $10.76273     $ 6.73748            0
   01/01/2009 to 12/31/2009.........  $ 6.73748     $ 8.23064            0
   01/01/2010 to 12/31/2010.........  $ 8.23064     $ 9.12309            0
AST MID-CAP VALUE PORTFOLIO

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   07/30/2007* to 12/31/2007........  $10.07756     $ 9.74767            0
   01/01/2008 to 12/31/2008.........  $ 9.74767     $ 5.92752            0
   01/01/2009 to 12/31/2009.........  $ 5.92752     $ 8.09063            0
   01/01/2010 to 12/31/2010.........  $ 8.09063     $ 9.82849            0
AST MONEY MARKET PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99989     $10.12719            0
   01/01/2008 to 12/31/2008.........  $10.12719     $10.20269            0
   01/01/2009 to 12/31/2009.........  $10.20269     $10.05159            0
   01/01/2010 to 12/31/2010.........  $10.05159     $ 9.88073            0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10469     $10.02299            0
   01/01/2008 to 12/31/2008.........  $10.02299     $ 5.68772            0
   01/01/2009 to 12/31/2009.........  $ 5.68772     $ 7.86170            0
   01/01/2010 to 12/31/2010.........  $ 7.86170     $ 9.53707            0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15835     $10.49936            0
   01/01/2008 to 12/31/2008.........  $10.49936     $ 5.86270            0
   01/01/2009 to 12/31/2009.........  $ 5.86270     $ 7.47808            0
   01/01/2010 to 12/31/2010.........  $ 7.47808     $ 9.45689            0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05137     $11.23585            0
   01/01/2008 to 12/31/2008.........  $11.23585     $ 6.34503            0
   01/01/2009 to 12/31/2009.........  $ 6.34503     $ 7.64274            0
   01/01/2010 to 12/31/2010.........  $ 7.64274     $ 9.03345            0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.10132     $ 5.57214            0
   01/01/2009 to 12/31/2009.........  $ 5.57214     $ 9.11856            0
   01/01/2010 to 12/31/2010.........  $ 9.11856     $10.95730            0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99857     $10.34150            0
   01/01/2008 to 12/31/2008.........  $10.34150     $10.27690            0
   01/01/2009 to 12/31/2009.........  $10.27690     $11.13316            0
   01/01/2010 to 12/31/2010.........  $11.13316     $11.36795            0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.98995     $10.60190            0
   01/01/2008 to 12/31/2008.........  $10.60190     $10.18401            0
   01/01/2009 to 12/31/2009.........  $10.18401     $11.66261            0
   01/01/2010 to 12/31/2010.........  $11.66261     $12.34635            0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05234     $10.49137        6,608
   01/01/2008 to 12/31/2008.........  $10.49137     $ 8.30173       25,360

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2009 to 12/31/2009.........  $ 8.30173     $ 9.79352       32,975
   01/01/2010 to 12/31/2010.........  $ 9.79352     $10.64248       35,239
AST QMA US EQUITY ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08326     $ 9.74625            0
   01/01/2008 to 12/31/2008.........  $ 9.74625     $ 5.86991            0
   01/01/2009 to 12/31/2009.........  $ 5.86991     $ 7.02766          579
   01/01/2010 to 12/31/2010.........  $ 7.02766     $ 7.94604          368
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08201     $10.41549        4,820
   01/01/2008 to 12/31/2008.........  $10.41549     $ 7.14582        3,485
   01/01/2009 to 12/31/2009.........  $ 7.14582     $ 8.94792        3,337
   01/01/2010 to 12/31/2010.........  $ 8.94792     $ 9.83260        3,559
AST SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09667     $ 9.86834            0
   01/01/2008 to 12/31/2008.........  $ 9.86834     $ 6.30410            0
   01/01/2009 to 12/31/2009.........  $ 6.30410     $ 8.29628            0
   01/01/2010 to 12/31/2010.........  $ 8.29628     $11.12272            0
AST SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09280     $ 9.45172            0
   01/01/2008 to 12/31/2008.........  $ 9.45172     $ 6.52857            0
   01/01/2009 to 12/31/2009.........  $ 6.52857     $ 8.14851            0
   01/01/2010 to 12/31/2010.........  $ 8.14851     $10.08984            0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.06981     $10.20059       51,658
   01/01/2008 to 12/31/2008.........  $10.20059     $ 7.42414       49,750
   01/01/2009 to 12/31/2009.........  $ 7.42414     $ 9.05751       50,927
   01/01/2010 to 12/31/2010.........  $ 9.05751     $ 9.92828       45,831
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00700     $10.60805            0
   01/01/2008 to 12/31/2008.........  $10.60805     $10.17168            0
   01/01/2009 to 12/31/2009.........  $10.17168     $11.20767            0
   01/01/2010 to 12/31/2010.........  $11.20767     $11.64739            0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.14538     $10.07516            0
   01/01/2008 to 12/31/2008.........  $10.07516     $ 5.88480            0
   01/01/2009 to 12/31/2009.........  $ 5.88480     $ 8.87015            0
   01/01/2010 to 12/31/2010.........  $ 8.87015     $10.09562            0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18034     $11.63734            0
   01/01/2008 to 12/31/2008.........  $11.63734     $ 5.71999            0
   01/01/2009 to 12/31/2009.........  $ 5.71999     $ 8.39551            0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2010 to 12/31/2010.........  $ 8.39551     $ 9.93862           0
AST VALUE PORTFOLIO
FORMERLY, AST DEAM LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07782     $ 9.81111           0
   01/01/2008 to 12/31/2008.........  $ 9.81111     $ 6.04553           0
   01/01/2009 to 12/31/2009.........  $ 6.04553     $ 7.02631           0
   01/01/2010 to 12/31/2010.........  $ 7.02631     $ 7.76443           0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007........  $ 9.99857     $ 9.97857           0
   01/01/2008 to 12/31/2008.........  $ 9.97857     $ 9.29574           0
   01/01/2009 to 12/31/2009.........  $ 9.29574     $10.19798           0
   01/01/2010 to 12/31/2010.........  $10.19798     $10.80390           0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008........  $10.07809     $ 6.63964       7,458
   01/01/2009 to 12/31/2009.........  $ 6.63964     $ 8.48713       7,386
   01/01/2010 to 12/31/2010.........  $ 8.48713     $ 9.19519       7,395



* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS B SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

           ACCUMULATION UNIT VALUES: SPOUSAL TRUEINCOME ONLY (1.90%)



                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09287     $10.42367       3,737
   01/01/2008 to 12/31/2008.........  $10.42367     $ 6.97316       3,951
   01/01/2009 to 12/31/2009.........  $ 6.97316     $ 8.50976       3,948
   01/01/2010 to 12/31/2010.........  $ 8.50976     $ 9.35005       1,154
AST ADVANCED STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11452     $10.47449           0
   01/01/2008 to 12/31/2008.........  $10.47449     $ 7.21545         415
   01/01/2009 to 12/31/2009.........  $ 7.21545     $ 8.93592         413
   01/01/2010 to 12/31/2010.........  $ 8.93592     $ 9.97102       1,293
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13003     $10.34925           0
   01/01/2008 to 12/31/2008.........  $10.34925     $ 5.85729           0
   01/01/2009 to 12/31/2009.........  $ 5.85729     $ 7.38209           0
   01/01/2010 to 12/31/2010.........  $ 7.38209     $ 8.30457           0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09078     $ 9.47724           0
   01/01/2008 to 12/31/2008.........  $ 9.47724     $ 5.40479           0
   01/01/2009 to 12/31/2009.........  $ 5.40479     $ 6.56594           0
   01/01/2010 to 12/31/2010.........  $ 6.56594     $ 7.29663           0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07345     $10.19778           0
   01/01/2008 to 12/31/2008.........  $10.19778     $ 5.93530           0
   01/01/2009 to 12/31/2009.........  $ 5.93530     $ 6.94204           0
   01/01/2010 to 12/31/2010.........  $ 6.94204     $ 7.69028           0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.06594     $ 9.55014           0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2008 to 12/31/2008.........  $ 9.55014     $ 6.11554            0
   01/01/2009 to 12/31/2009.........  $ 6.11554     $ 7.06798            0
   01/01/2010 to 12/31/2010.........  $ 7.06798     $ 7.89644            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07665     $10.43428            0
   01/01/2008 to 12/31/2008.........  $10.43428     $ 7.30062        7,328
   01/01/2009 to 12/31/2009.........  $ 7.30062     $ 8.83347        7,321
   01/01/2010 to 12/31/2010.........  $ 8.83347     $ 9.73600        7,414
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009........  $ 9.99897     $ 9.37163            0
   01/01/2010 to 12/31/2010.........  $ 9.37163     $10.16941            0
AST BOND PORTFOLIO 2018
   05/01/2008* to 12/31/2008........  $10.02967     $12.15994        6,683
   01/01/2009 to 12/31/2009.........  $12.15994     $11.21089        6,680
   01/01/2010 to 12/31/2010.........  $11.21089     $12.23217        6,014
AST BOND PORTFOLIO 2019
   05/01/2008* to 12/31/2008........  $10.02964     $12.21713           87
   01/01/2009 to 12/31/2009.........  $12.21713     $11.06580          543
   01/01/2010 to 12/31/2010.........  $11.06580     $12.09287            0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009........  $ 9.99897     $ 8.78288            0
   01/01/2010 to 12/31/2010.........  $ 8.78288     $ 9.63981        1,906
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010........  $ 9.99793     $11.00082            0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11600     $10.40928       11,943
   01/01/2008 to 12/31/2008.........  $10.40928     $ 6.64593       15,908
   01/01/2009 to 12/31/2009.........  $ 6.64593     $ 8.17380       15,900
   01/01/2010 to 12/31/2010.........  $ 8.17380     $ 9.09410       15,898
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09921     $ 6.68779            0
   01/01/2009 to 12/31/2009.........  $ 6.68779     $ 8.32508            0
   01/01/2010 to 12/31/2010.........  $ 8.32508     $ 9.34144            0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08104     $ 7.33576        2,981
   01/01/2009 to 12/31/2009.........  $ 7.33576     $ 8.88239        2,977
   01/01/2010 to 12/31/2010.........  $ 8.88239     $ 9.75540        2,973
AST COHEN & STEERS REALTY PORTFOLIO

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   07/30/2007* to 12/31/2007........  $10.10574     $ 9.35881            0
   01/01/2008 to 12/31/2008.........  $ 9.35881     $ 5.96480            0
   01/01/2009 to 12/31/2009.........  $ 5.96480     $ 7.72222            0
   01/01/2010 to 12/31/2010.........  $ 7.72222     $ 9.75243            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12717     $ 8.82630            0
   01/01/2008 to 07/18/2008.........  $ 8.82630     $ 8.07731            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09507     $10.20549            0
   01/01/2008 to 12/31/2008.........  $10.20549     $ 5.59912            0
   01/01/2009 to 12/31/2009.........  $ 5.59912     $ 7.28925            0
   01/01/2010 to 12/31/2010.........  $ 7.28925     $ 9.48126            0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
FORMERLY, AST NIEMANN CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10354     $ 7.49579            0
   01/01/2009 to 12/31/2009.........  $ 7.49579     $ 8.91747            0
   01/01/2010 to 12/31/2010.........  $ 8.91747     $ 9.91699            0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08871     $10.41838        3,695
   01/01/2008 to 12/31/2008.........  $10.41838     $ 6.69799       14,882
   01/01/2009 to 12/31/2009.........  $ 6.69799     $ 8.14061       14,032
   01/01/2010 to 12/31/2010.........  $ 8.14061     $ 9.13613       12,517
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12435     $10.55502            0
   01/01/2008 to 12/31/2008.........  $10.55502     $ 6.14116        4,208
   01/01/2009 to 12/31/2009.........  $ 6.14116     $ 7.59181        3,868
   01/01/2010 to 12/31/2010.........  $ 7.59181     $ 8.86716        5,051
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008........  $ 9.99846     $ 7.46560            0
   01/01/2009 to 11/13/2009.........  $ 7.46560     $ 8.33382            0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.17514     $ 6.10743            0
   01/01/2009 to 12/31/2009.........  $ 6.10743     $ 8.09706            0
   01/01/2010 to 12/31/2010.........  $ 8.09706     $ 9.55097            0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13394     $10.40091            0
   01/01/2008 to 12/31/2008.........  $10.40091     $ 6.09639            0
   01/01/2009 to 12/31/2009.........  $ 6.09639     $ 8.93789            0
   01/01/2010 to 12/31/2010.........  $ 8.93789     $ 9.67330            0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12390     $10.41714           0
   01/01/2008 to 12/31/2008.........  $10.41714     $ 6.05243           0
   01/01/2009 to 12/31/2009.........  $ 6.05243     $ 9.33050           0
   01/01/2010 to 12/31/2010.........  $ 9.33050     $10.97167           0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.03334     $ 7.63187           0
   01/01/2009 to 12/31/2009.........  $ 7.63187     $ 9.50009           0
   01/01/2010 to 12/31/2010.........  $ 9.50009     $11.81819           0
AST HIGH YIELD PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.01075     $10.51566           0
   01/01/2008 to 12/31/2008.........  $10.51566     $ 7.68350           0
   01/01/2009 to 12/31/2009.........  $ 7.68350     $10.22078           0
   01/01/2010 to 12/31/2010.........  $10.22078     $11.38405           0
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11173     $ 7.12923       2,696
   01/01/2009 to 12/31/2009.........  $ 7.12923     $ 8.86178       1,872
   01/01/2010 to 12/31/2010.........  $ 8.86178     $ 9.89791         792
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08922     $ 7.60462           0
   01/01/2009 to 12/31/2009.........  $ 7.60462     $ 9.20764           0
   01/01/2010 to 12/31/2010.........  $ 9.20764     $10.08376           0
AST INTERNATIONAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.24180     $11.06080           0
   01/01/2008 to 12/31/2008.........  $11.06080     $ 5.40188           0
   01/01/2009 to 12/31/2009.........  $ 5.40188     $ 7.17172           0
   01/01/2010 to 12/31/2010.........  $ 7.17172     $ 8.05818           0
AST INTERNATIONAL VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18857     $10.46362           0
   01/01/2008 to 12/31/2008.........  $10.46362     $ 5.74991           0
   01/01/2009 to 12/31/2009.........  $ 5.74991     $ 7.36363           0
   01/01/2010 to 12/31/2010.........  $ 7.36363     $ 8.02708           0
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009* to 12/31/2009........  $ 9.98135     $10.86097           0
   01/01/2010 to 12/31/2010.........  $10.86097     $11.81045           0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
FORMERLY, AST UBS DYNAMIC ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08296     $ 9.68483       1,020
   01/01/2008 to 12/31/2008.........  $ 9.68483     $ 7.82983       6,414
   01/01/2009 to 12/31/2009.........  $ 7.82983     $ 9.37555       4,670

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2010 to 12/31/2010.........  $ 9.37555     $ 9.87388       3,257
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08384     $10.28765           0
   01/01/2010 to 12/31/2010.........  $10.28765     $11.23808           0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14522     $10.29741           0
   01/01/2010 to 12/31/2010.........  $10.29741     $11.49202           0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18198     $10.33440           0
   01/01/2008 to 12/31/2008.........  $10.33440     $ 5.94481           0
   01/01/2009 to 12/31/2009.........  $ 5.94481     $ 7.92696           0
   01/01/2010 to 12/31/2010.........  $ 7.92696     $ 8.33676           0
AST LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09200     $ 9.55199           0
   01/01/2008 to 12/31/2008.........  $ 9.55199     $ 5.48443           0
   01/01/2009 to 12/31/2009.........  $ 5.48443     $ 6.42806           0
   01/01/2010 to 12/31/2010.........  $ 6.42806     $ 7.13815           0
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00691     $10.38967           0
   01/01/2008 to 12/31/2008.........  $10.38967     $ 7.82496           0
   01/01/2009 to 12/31/2009.........  $ 7.82496     $10.33592           0
   01/01/2010 to 12/31/2010.........  $10.33592     $11.50363           0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13296     $10.81663           0
   01/01/2008 to 12/31/2008.........  $10.81663     $ 5.98019           0
   01/01/2009 to 12/31/2009.........  $ 5.98019     $ 7.61491           0
   01/01/2010 to 12/31/2010.........  $ 7.61491     $ 8.94884           0
AST MFS GLOBAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15635     $10.42364           0
   01/01/2008 to 12/31/2008.........  $10.42364     $ 6.75217           0
   01/01/2009 to 12/31/2009.........  $ 6.75217     $ 8.71384           0
   01/01/2010 to 12/31/2010.........  $ 8.71384     $ 9.58130           0
AST MFS GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10845     $10.75588           0
   01/01/2008 to 12/31/2008.........  $10.75588     $ 6.72320           0
   01/01/2009 to 12/31/2009.........  $ 6.72320     $ 8.20117           0
   01/01/2010 to 12/31/2010.........  $ 8.20117     $ 9.07694           0
AST MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07744     $ 9.74151           0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2008 to 12/31/2008.........  $ 9.74151     $ 5.91502            0
   01/01/2009 to 12/31/2009.........  $ 5.91502     $ 8.06168            0
   01/01/2010 to 12/31/2010.........  $ 8.06168     $ 9.77890            0
AST MONEY MARKET PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99977     $10.12081            0
   01/01/2008 to 12/31/2008.........  $10.12081     $10.18127            0
   01/01/2009 to 12/31/2009.........  $10.18127     $10.01586            0
   01/01/2010 to 12/31/2010.........  $10.01586     $ 9.83128            0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10457     $10.01664            0
   01/01/2008 to 12/31/2008.........  $10.01664     $ 5.67576            0
   01/01/2009 to 12/31/2009.........  $ 5.67576     $ 7.83349            0
   01/01/2010 to 12/31/2010.........  $ 7.83349     $ 9.48891            0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15823     $10.49274            0
   01/01/2008 to 12/31/2008.........  $10.49274     $ 5.85029            0
   01/01/2009 to 12/31/2009.........  $ 5.85029     $ 7.45133            0
   01/01/2010 to 12/31/2010.........  $ 7.45133     $ 9.40919            0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05125     $11.22871            0
   01/01/2008 to 12/31/2008.........  $11.22871     $ 6.33164            0
   01/01/2009 to 12/31/2009.........  $ 6.33164     $ 7.61527            0
   01/01/2010 to 12/31/2010.........  $ 7.61527     $ 8.98774            0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.10120     $ 5.56840            0
   01/01/2009 to 12/31/2009.........  $ 5.56840     $ 9.09915            0
   01/01/2010 to 12/31/2010.........  $ 9.09915     $10.91788            0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99845     $10.33501            0
   01/01/2008 to 12/31/2008.........  $10.33501     $10.25537            0
   01/01/2009 to 12/31/2009.........  $10.25537     $11.09340            0
   01/01/2010 to 12/31/2010.........  $11.09340     $11.31076            0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.98982     $10.59518            0
   01/01/2008 to 12/31/2008.........  $10.59518     $10.16253            0
   01/01/2009 to 12/31/2009.........  $10.16253     $11.62088            0
   01/01/2010 to 12/31/2010.........  $11.62088     $12.28403            0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05222     $10.48476            0
   01/01/2008 to 12/31/2008.........  $10.48476     $ 8.28423       13,860
   01/01/2009 to 12/31/2009.........  $ 8.28423     $ 9.75850        7,907

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2010 to 12/31/2010.........  $ 9.75850     $10.58873        9,139
AST QMA US EQUITY ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08314     $ 9.74007            0
   01/01/2008 to 12/31/2008.........  $ 9.74007     $ 5.85753            0
   01/01/2009 to 12/31/2009.........  $ 5.85753     $ 7.00256            0
   01/01/2010 to 12/31/2010.........  $ 7.00256     $ 7.90595            0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08189     $10.40891          940
   01/01/2008 to 12/31/2008.........  $10.40891     $ 7.13066          939
   01/01/2009 to 12/31/2009.........  $ 7.13066     $ 8.91579          939
   01/01/2010 to 12/31/2010.........  $ 8.91579     $ 9.78295            0
AST SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09655     $ 9.86207            0
   01/01/2008 to 12/31/2008.........  $ 9.86207     $ 6.29069            0
   01/01/2009 to 12/31/2009.........  $ 6.29069     $ 8.26641            0
   01/01/2010 to 12/31/2010.........  $ 8.26641     $11.06637            0
AST SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09268     $ 9.44573            0
   01/01/2008 to 12/31/2008.........  $ 9.44573     $ 6.51489            0
   01/01/2009 to 12/31/2009.........  $ 6.51489     $ 8.11952            0
   01/01/2010 to 12/31/2010.........  $ 8.11952     $10.03914            0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.06969     $10.19404            0
   01/01/2008 to 12/31/2008.........  $10.19404     $ 7.40835       11,419
   01/01/2009 to 12/31/2009.........  $ 7.40835     $ 9.02504       10,808
   01/01/2010 to 12/31/2010.........  $ 9.02504     $ 9.87813       10,454
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00688     $10.60133            0
   01/01/2008 to 12/31/2008.........  $10.60133     $10.15023            0
   01/01/2009 to 12/31/2009.........  $10.15023     $11.16740            0
   01/01/2010 to 12/31/2010.........  $11.16740     $11.58840            0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.14526     $10.06870            0
   01/01/2008 to 12/31/2008.........  $10.06870     $ 5.87234            0
   01/01/2009 to 12/31/2009.........  $ 5.87234     $ 8.83842            0
   01/01/2010 to 12/31/2010.........  $ 8.83842     $10.04478            0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18022     $11.63001            0
   01/01/2008 to 12/31/2008.........  $11.63001     $ 5.70792            0
   01/01/2009 to 12/31/2009.........  $ 5.70792     $ 8.36558            0
   01/01/2010 to 12/31/2010.........  $ 8.36558     $ 9.88866            0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST VALUE PORTFOLIO
FORMERLY, AST DEAM LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07770     $ 9.80492           0
   01/01/2008 to 12/31/2008.........  $ 9.80492     $ 6.03272           0
   01/01/2009 to 12/31/2009.........  $ 6.03272     $ 7.00101           0
   01/01/2010 to 12/31/2010.........  $ 7.00101     $ 7.72521           0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007........  $ 9.99845     $ 9.97679           0
   01/01/2008 to 12/31/2008.........  $ 9.97679     $ 9.28051           0
   01/01/2009 to 12/31/2009.........  $ 9.28051     $10.16632           0
   01/01/2010 to 12/31/2010.........  $10.16632     $10.75449           0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008........  $10.07805     $ 6.63304       1,274
   01/01/2009 to 12/31/2009.........  $ 6.63304     $ 8.46619       1,271
   01/01/2010 to 12/31/2010.........  $ 8.46619     $ 9.15895       3,373



* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS B SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

          ACCUMULATION UNIT VALUES: WITH COMBO 5%/HAV 80 BPS (1.95%)



                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.02472     $12.22918         0
   01/01/2010 to 12/31/2010.........  $12.22918     $13.43010         0
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.03706     $12.42638         0
   01/01/2010 to 12/31/2010.........  $12.42638     $13.85894         0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.06178     $12.77673         0
   01/01/2010 to 12/31/2010.........  $12.77673     $14.36635         0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.10014     $12.91754         0
   01/01/2010 to 12/31/2010.........  $12.91754     $14.34826         0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.12468     $12.21726         0
   01/01/2010 to 12/31/2010.........  $12.21726     $13.52743         0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.07572     $12.47445         0
   01/01/2010 to 12/31/2010.........  $12.47445     $13.92976         0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.02354     $12.05379         0
   01/01/2010 to 12/31/2010.........  $12.05379     $13.27886         0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.03884     $12.32294         0
   01/01/2010 to 12/31/2010.........  $12.32294     $13.70357         0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.05245     $12.35585         0
   01/01/2010 to 12/31/2010.........  $12.35585     $13.85749         0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.03990     $11.95000         0
   01/01/2010 to 12/31/2010.........  $11.95000     $13.11814         0
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 9.61485     $14.52654         0
   01/01/2010 to 12/31/2010.........  $14.52654     $18.33655         0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 9.98067     $12.99714         0
   01/01/2010 to 12/31/2010.........  $12.99714     $16.89744         0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
FORMERLY, AST NIEMANN CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.02694     $11.98341         0
   01/01/2010 to 12/31/2010.........  $11.98341     $13.31993         0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.01321     $12.30971         0
   01/01/2010 to 12/31/2010.........  $12.30971     $13.80826         0
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 9.98520     $12.16923         0
   01/01/2010 to 12/31/2010.........  $12.16923     $14.20648         0
AST GLOBAL REAL ESTATE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 9.85947     $13.94990         0
   01/01/2010 to 12/31/2010.........  $13.94990     $16.44660         0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.04666     $12.85291         0
   01/01/2010 to 12/31/2010.........  $12.85291     $13.90361         0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.05971     $13.49884         0
   01/01/2010 to 12/31/2010.........  $13.49884     $15.86538         0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 9.95325     $12.77245         0
   01/01/2010 to 12/31/2010.........  $12.77245     $15.88121         0
AST HIGH YIELD PORTFOLIO

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   05/01/2009 to 12/31/2009.........  $10.01714     $12.52947         0
   01/01/2010 to 12/31/2010.........  $12.52947     $13.94859         0
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.04108     $12.26085         0
   01/01/2010 to 12/31/2010.........  $12.26085     $13.68768         0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.02472     $11.87185         0
   01/01/2010 to 12/31/2010.........  $11.87185     $12.99497         0
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.14326     $13.28507         0
   01/01/2010 to 12/31/2010.........  $13.28507     $14.91984         0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.11776     $13.11643         0
   01/01/2010 to 12/31/2010.........  $13.11643     $14.29111         0
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 9.98134     $10.85724         0
   01/01/2010 to 12/31/2010.........  $10.85724     $11.80055         0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
FORMERLY, AST UBS DYNAMIC ALPHA PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.07983     $11.67928         0
   01/01/2010 to 12/31/2010.........  $11.67928     $12.29397         0
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08380     $10.28694         0
   01/01/2010 to 12/31/2010.........  $10.28694     $11.23177         0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14518     $10.29676         0
   01/01/2010 to 12/31/2010.........  $10.29676     $11.48565         0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.12742     $13.60316         0
   01/01/2010 to 12/31/2010.........  $13.60316     $14.29939         0
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.06269     $12.74643         0
   01/01/2010 to 12/31/2010.........  $12.74643     $14.14755         0
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.03391     $12.09690         0
   01/01/2010 to 12/31/2010.........  $12.09690     $13.45698         0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.00733     $12.72841         0
   01/01/2010 to 12/31/2010.........  $12.72841     $14.95069         0
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.07246     $13.37958         0
   01/01/2010 to 12/31/2010.........  $13.37958     $14.70436         0
AST MFS GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.02825     $12.16446         0
   01/01/2010 to 12/31/2010.........  $12.16446     $13.45689         0
AST MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 9.98590     $13.24493         0
   01/01/2010 to 12/31/2010.........  $13.24493     $16.05854         0
AST MONEY MARKET PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 9.99969     $ 9.87762         0
   01/01/2010 to 12/31/2010.........  $ 9.87762     $ 9.69089         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.13105     $13.73140         0
   01/01/2010 to 12/31/2010.........  $13.73140     $16.62499         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 9.97681     $12.37640         0
   01/01/2010 to 12/31/2010.........  $12.37640     $15.62065         0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 9.93464     $12.07919         0
   01/01/2010 to 12/31/2010.........  $12.07919     $14.24914         0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.05442     $14.81142         0
   01/01/2010 to 12/31/2010.........  $14.81142     $17.76317         0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 9.99059     $10.49425         0
   01/01/2010 to 12/31/2010.........  $10.49425     $10.69469         0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 9.98246     $11.06217         0
   01/01/2010 to 12/31/2010.........  $11.06217     $11.68776         0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.02102     $11.61925         0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2010 to 12/31/2010.........  $11.61925     $12.60143         0
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.07719     $12.81998         0
   01/01/2010 to 12/31/2010.........  $12.81998     $14.46688         0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.08085     $12.39816         0
   01/01/2010 to 12/31/2010.........  $12.39816     $13.59717         0
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.00835     $13.14810         0
   01/01/2010 to 12/31/2010.........  $13.14810     $17.59283         0
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 9.97563     $12.95518         0
   01/01/2010 to 12/31/2010.........  $12.95518     $16.01019         0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.03838     $12.15865         0
   01/01/2010 to 12/31/2010.........  $12.15865     $13.30142         0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.01739     $11.11668         0
   01/01/2010 to 12/31/2010.........  $11.11668     $11.53006         0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 9.98699     $13.17417         0
   01/01/2010 to 12/31/2010.........  $13.17417     $14.96502         0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.30108     $13.76934         0
   01/01/2010 to 12/31/2010.........  $13.76934     $16.26820         0
AST VALUE PORTFOLIO
FORMERLY, AST DEAM LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.09832     $12.77011         0
   01/01/2010 to 12/31/2010.........  $12.77011     $14.08401         0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 9.98914     $10.76856         0
   01/01/2010 to 12/31/2010.........  $10.76856     $11.38597         0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2009 to 12/31/2009.........  $10.07064     $12.83901         0
   01/01/2010 to 12/31/2010.........  $12.83901     $13.88281         0



* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS B SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

  ACCUMULATION UNIT VALUES: TRUEACCUMULATION HIGHEST DAILY AND COMBINATION 5%
                                    ROLL UP
                         AND HAV DEATH BENEFIT (2.00%)



                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09551     $6.96330        21,165
   01/01/2009 to 12/31/2009.........  $ 6.96330     $8.48932        29,611
   01/01/2010 to 12/31/2010.........  $ 8.48932     $9.31844        30,273
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.32163     $7.20529         2,651
   01/01/2009 to 12/31/2009.........  $ 7.20529     $8.91466         3,289
   01/01/2010 to 12/31/2010.........  $ 8.91466     $9.93758         3,363
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.74663     $5.84907             0
   01/01/2009 to 12/31/2009.........  $ 5.84907     $7.36456             0
   01/01/2010 to 12/31/2010.........  $ 7.36456     $8.27666             0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.02155     $5.39723             0
   01/01/2009 to 12/31/2009.........  $ 5.39723     $6.55037         3,892
   01/01/2010 to 12/31/2010.........  $ 6.55037     $7.27236         4,259
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.34177     $5.92701         2,881
   01/01/2009 to 12/31/2009.........  $ 5.92701     $6.92560             0
   01/01/2010 to 12/31/2010.........  $ 6.92560     $7.66452             0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.10124     $6.10700             0
   01/01/2009 to 12/31/2009.........  $ 6.10700     $7.05119             0
   01/01/2010 to 12/31/2010.........  $ 7.05119     $7.86990             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.19781     $7.29038        79,410

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2009 to 12/31/2009.........  $ 7.29038     $ 8.81240      113,007
   01/01/2010 to 12/31/2010.........  $ 8.81240     $ 9.70328      123,978
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009........  $ 9.99891     $ 9.36236            0
   01/01/2010 to 12/31/2010.........  $ 9.36236     $10.14931            0
AST BOND PORTFOLIO 2018
   05/01/2008* to 12/31/2008........  $10.02964     $12.15196        5,044
   01/01/2009 to 12/31/2009.........  $12.15196     $11.19256          284
   01/01/2010 to 12/31/2010.........  $11.19256     $12.20028            0
AST BOND PORTFOLIO 2019
   05/01/2008* to 12/31/2008........  $10.02961     $12.20922            0
   01/01/2009 to 12/31/2009.........  $12.20922     $11.04775       19,466
   01/01/2010 to 12/31/2010.........  $11.04775     $12.06135       19,372
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009........  $ 9.99891     $ 8.77422            0
   01/01/2010 to 12/31/2010.........  $ 8.77422     $ 9.62088       25,179
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010........  $ 9.99783     $10.98990        2,878
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.98738     $ 6.63661       42,778
   01/01/2009 to 12/31/2009.........  $ 6.63661     $ 8.15440        6,851
   01/01/2010 to 12/31/2010.........  $ 8.15440     $ 9.06354        7,431
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09919     $ 6.68338            0
   01/01/2009 to 12/31/2009.........  $ 6.68338     $ 8.31141            0
   01/01/2010 to 12/31/2010.........  $ 8.31141     $ 9.31690            0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08101     $ 7.33097       28,762
   01/01/2009 to 12/31/2009.........  $ 7.33097     $ 8.86793       29,625
   01/01/2010 to 12/31/2010.........  $ 8.86793     $ 9.72995       29,810
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.45886     $ 5.95633            0
   01/01/2009 to 12/31/2009.........  $ 5.95633     $ 7.70368            0
   01/01/2010 to 12/31/2010.........  $ 7.70368     $ 9.71947            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 07/18/2008........  $ 8.66823     $ 8.06950            0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.15217     $ 5.59124            0
   01/01/2009 to 12/31/2009.........  $ 5.59124     $ 7.27185            0
   01/01/2010 to 12/31/2010.........  $ 7.27185     $ 9.44933            0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
FORMERLY, AST NIEMANN CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10352     $ 7.49086            0
   01/01/2009 to 12/31/2009.........  $ 7.49086     $ 8.90284            0
   01/01/2010 to 12/31/2010.........  $ 8.90284     $ 9.89103            0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.05081     $ 6.68856        6,445
   01/01/2009 to 12/31/2009.........  $ 6.68856     $ 8.12119       12,852
   01/01/2010 to 12/31/2010.........  $ 8.12119     $ 9.10528        7,395
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.19689     $ 6.13261        8,118
   01/01/2009 to 12/31/2009.........  $ 6.13261     $ 7.57385       33,561
   01/01/2010 to 12/31/2010.........  $ 7.57385     $ 8.83745       41,788
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008........  $ 9.99838     $ 7.46229          447
   01/01/2009 to 11/13/2009.........  $ 7.46229     $ 8.32307            0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.17506     $ 6.10465            0
   01/01/2009 to 12/31/2009.........  $ 6.10465     $ 8.08534            0
   01/01/2010 to 12/31/2010.........  $ 8.08534     $ 9.52771            0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.98704     $ 6.08795            0
   01/01/2009 to 12/31/2009.........  $ 6.08795     $ 8.91680            0
   01/01/2010 to 12/31/2010.........  $ 8.91680     $ 9.64107            0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.32662     $ 6.04394            0
   01/01/2009 to 12/31/2009.........  $ 6.04394     $ 9.30832          341
   01/01/2010 to 12/31/2010.........  $ 9.30832     $10.93481          357
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.03326     $ 7.62849            0
   01/01/2009 to 12/31/2009.........  $ 7.62849     $ 9.48655            0
   01/01/2010 to 12/31/2010.........  $ 9.48655     $11.78990            0
AST HIGH YIELD PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.60380     $ 7.67272            0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2009 to 12/31/2009.........  $ 7.67272     $10.19632            0
   01/01/2010 to 12/31/2010.........  $10.19632     $11.34562            0
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11170     $ 7.12451            0
   01/01/2009 to 12/31/2009.........  $ 7.12451     $ 8.84721            0
   01/01/2010 to 12/31/2010.........  $ 8.84721     $ 9.87201            0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08919     $ 7.59959        4,254
   01/01/2009 to 12/31/2009.........  $ 7.59959     $ 9.19243        5,320
   01/01/2010 to 12/31/2010.........  $ 9.19243     $10.05726        5,286
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.49604     $ 5.39424        1,348
   01/01/2009 to 12/31/2009.........  $ 5.39424     $ 7.15452            0
   01/01/2010 to 12/31/2010.........  $ 7.15452     $ 8.03101            0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.87987     $ 5.74172        1,274
   01/01/2009 to 12/31/2009.........  $ 5.74172     $ 7.34575            0
   01/01/2010 to 12/31/2010.........  $ 7.34575     $ 7.99967            0
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.02949     $10.76729       61,513
   01/01/2009 to 12/31/2009.........  $10.76729     $11.74908       15,314
   01/01/2010 to 12/31/2010.........  $11.74908     $12.76362        1,040
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
FORMERLY, AST UBS DYNAMIC ALPHA PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.21811     $ 7.81882        2,069
   01/01/2009 to 12/31/2009.........  $ 7.81882     $ 9.35320        3,349
   01/01/2010 to 12/31/2010.........  $ 9.35320     $ 9.84066        3,622
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08376     $10.28629            0
   01/01/2010 to 12/31/2010.........  $10.28629     $11.22561            0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14514     $10.29611            0
   01/01/2010 to 12/31/2010.........  $10.29611     $11.47933            0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.06285     $ 5.93648        2,858
   01/01/2009 to 12/31/2009.........  $ 5.93648     $ 7.90824        2,426
   01/01/2010 to 12/31/2010.........  $ 7.90824     $ 8.30893        2,731

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.15168     $ 5.47685           0
   01/01/2009 to 12/31/2009.........  $ 5.47685     $ 6.41273           0
   01/01/2010 to 12/31/2010.........  $ 6.41273     $ 7.11421           0
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.37930     $ 7.81406           0
   01/01/2009 to 12/31/2009.........  $ 7.81406     $10.31155           0
   01/01/2010 to 12/31/2010.........  $10.31155     $11.46522           0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.98124     $ 5.97186           0
   01/01/2009 to 12/31/2009.........  $ 5.97186     $ 7.59687       2,099
   01/01/2010 to 12/31/2010.........  $ 7.59687     $ 8.91884       2,262
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.17077     $ 6.74262           0
   01/01/2009 to 12/31/2009.........  $ 6.74262     $ 8.69300           0
   01/01/2010 to 12/31/2010.........  $ 8.69300     $ 9.54906           0
AST MFS GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.37511     $ 6.71375           0
   01/01/2009 to 12/31/2009.........  $ 6.71375     $ 8.18166           0
   01/01/2010 to 12/31/2010.........  $ 8.18166     $ 9.04647           0
AST MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.74562     $ 5.90672           0
   01/01/2009 to 12/31/2009.........  $ 5.90672     $ 8.04258         788
   01/01/2010 to 12/31/2010.........  $ 8.04258     $ 9.74614         813
AST MONEY MARKET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.15985     $10.16688       4,229
   01/01/2009 to 12/31/2009.........  $10.16688     $ 9.99180           1
   01/01/2010 to 12/31/2010.........  $ 9.99180     $ 9.79807           1
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.65192     $ 5.66775           0
   01/01/2009 to 12/31/2009.........  $ 5.66775     $ 7.81493           0
   01/01/2010 to 12/31/2010.........  $ 7.81493     $ 9.45711           0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.54437     $ 5.84206           0
   01/01/2009 to 12/31/2009.........  $ 5.84206     $ 7.43344           0
   01/01/2010 to 12/31/2010.........  $ 7.43344     $ 9.37744           0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.15161     $ 6.32280           0
   01/01/2009 to 12/31/2009.........  $ 6.32280     $ 7.59732           0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2010 to 12/31/2010.........  $ 7.59732     $ 8.95779            0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.10112     $ 5.56589            0
   01/01/2009 to 12/31/2009.........  $ 5.56589     $ 9.08604            0
   01/01/2010 to 12/31/2010.........  $ 9.08604     $10.89161            0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.50651     $10.24080            0
   01/01/2009 to 12/31/2009.........  $10.24080     $11.06679            0
   01/01/2010 to 12/31/2010.........  $11.06679     $11.27238            0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.86023     $10.14838        2,807
   01/01/2009 to 12/31/2009.........  $10.14838     $11.59335       21,614
   01/01/2010 to 12/31/2010.........  $11.59335     $12.24288       20,728
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.41138     $ 8.27260       43,668
   01/01/2009 to 12/31/2009.........  $ 8.27260     $ 9.73531       43,451
   01/01/2010 to 12/31/2010.........  $ 9.73531     $10.55321       21,482
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.29071     $ 5.84939            0
   01/01/2009 to 12/31/2009.........  $ 5.84939     $ 6.98586            0
   01/01/2010 to 12/31/2010.........  $ 6.98586     $ 7.87945            0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.14713     $ 7.12072        5,321
   01/01/2009 to 12/31/2009.........  $ 7.12072     $ 8.89454        7,095
   01/01/2010 to 12/31/2010.........  $ 8.89454     $ 9.75005        7,148
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.46336     $ 6.28194            0
   01/01/2009 to 12/31/2009.........  $ 6.28194     $ 8.24680            0
   01/01/2010 to 12/31/2010.........  $ 8.24680     $11.02938            0
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.34639     $ 6.50560        1,503
   01/01/2009 to 12/31/2009.........  $ 6.50560     $ 8.09990            0
   01/01/2010 to 12/31/2010.........  $ 8.09990     $10.00506            0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.03863     $ 7.39806       27,037
   01/01/2009 to 12/31/2009.........  $ 7.39806     $ 9.00350       31,614
   01/01/2010 to 12/31/2010.........  $ 9.00350     $ 9.84496       28,629
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   05/01/2008* to 12/31/2008........  $10.99567     $10.13609           0
   01/01/2009 to 12/31/2009.........  $10.13609     $11.14105           0
   01/01/2010 to 12/31/2010.........  $11.14105     $11.54964           0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.61495     $ 5.86411           0
   01/01/2009 to 12/31/2009.........  $ 5.86411     $ 8.81748           0
   01/01/2010 to 12/31/2010.........  $ 8.81748     $10.01116           0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2008* to 12/31/2008........  $12.03339     $ 5.69990           0
   01/01/2009 to 12/31/2009.........  $ 5.69990     $ 8.34555           0
   01/01/2010 to 12/31/2010.........  $ 8.34555     $ 9.85534           0
AST VALUE PORTFOLIO
FORMERLY, AST DEAM LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.34863     $ 6.02426           0
   01/01/2009 to 12/31/2009.........  $ 6.02426     $ 6.98434           0
   01/01/2010 to 12/31/2010.........  $ 6.98434     $ 7.69919           0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.22718     $ 9.27028           0
   01/01/2009 to 12/31/2009.........  $ 9.27028     $10.14521           0
   01/01/2010 to 12/31/2010.........  $10.14521     $10.72156           0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008........  $10.07802     $ 6.62866       4,343
   01/01/2009 to 12/31/2009.........  $ 6.62866     $ 8.45227       5,708
   01/01/2010 to 12/31/2010.........  $ 8.45227     $ 9.13481       5,179



* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS B SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

     ACCUMULATION UNIT VALUES: TRUEINCOME OR TRUEINCOME HIGHEST DAILY AND COMBINATION 5% ROLL-UP AND HAV DEATH BENEFIT OR HIGHEST DAILY VALUE DEATH
      BENEFIT (2.25%) OR TRUEACCUMULATION HD 60 BPS AND COMBO DB (2.25%)



                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09259     $10.40836       35,752
   01/01/2008 to 12/31/2008.........  $10.40836     $ 6.93900      105,752
   01/01/2009 to 12/31/2009.........  $ 6.93900     $ 8.43907      103,608
   01/01/2010 to 12/31/2010.........  $ 8.43907     $ 9.24057      101,061
AST ADVANCED STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11424     $10.45911        4,361
   01/01/2008 to 12/31/2008.........  $10.45911     $ 7.18015        4,026
   01/01/2009 to 12/31/2009.........  $ 7.18015     $ 8.86174        4,268
   01/01/2010 to 12/31/2010.........  $ 8.86174     $ 9.85443        4,407
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12975     $10.33392            0
   01/01/2008 to 12/31/2008.........  $10.33392     $ 5.82845            0
   01/01/2009 to 12/31/2009.........  $ 5.82845     $ 7.32065            0
   01/01/2010 to 12/31/2010.........  $ 7.32065     $ 8.20731            0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09050     $ 9.46330            0
   01/01/2008 to 12/31/2008.........  $ 9.46330     $ 5.37837            0
   01/01/2009 to 12/31/2009.........  $ 5.37837     $ 6.51148            0
   01/01/2010 to 12/31/2010.........  $ 6.51148     $ 7.21138            0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07317     $10.18268            0
   01/01/2008 to 12/31/2008.........  $10.18268     $ 5.90611            0
   01/01/2009 to 12/31/2009.........  $ 5.90611     $ 6.88429            0
   01/01/2010 to 12/31/2010.........  $ 6.88429     $ 7.60027            0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.06566     $ 9.53605            0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2008 to 12/31/2008.........  $ 9.53605     $ 6.08557            0
   01/01/2009 to 12/31/2009.........  $ 6.08557     $ 7.00925            0
   01/01/2010 to 12/31/2010.........  $ 7.00925     $ 7.80396            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07636     $10.41889            0
   01/01/2008 to 12/31/2008.........  $10.41889     $ 7.26485        6,336
   01/01/2009 to 12/31/2009.........  $ 7.26485     $ 8.76001        5,968
   01/01/2010 to 12/31/2010.........  $ 8.76001     $ 9.62204        5,653
AST BOND PORTFOLIO 2016
   05/01/2009* to 12/31/2009........  $ 9.93817     $ 9.60029            0
   01/01/2010 to 12/31/2010.........  $ 9.60029     $10.38175            0
AST BOND PORTFOLIO 2018
   05/01/2009* to 12/31/2009........  $ 9.92260     $ 9.66602            0
   01/01/2010 to 12/31/2010.........  $ 9.66602     $10.51037            0
AST BOND PORTFOLIO 2019
   05/01/2009* to 12/31/2009........  $ 9.90537     $ 9.56692            0
   01/01/2010 to 12/31/2010.........  $ 9.56692     $10.41909            0
AST BOND PORTFOLIO 2020
   05/01/2009* to 12/31/2009........  $ 9.88409     $ 9.24215            0
   01/01/2010 to 12/31/2010.........  $ 9.24215     $10.10897            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010........  $ 9.99756     $10.96313            0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11572     $10.39394        2,313
   01/01/2008 to 12/31/2008.........  $10.39394     $ 6.61333       31,383
   01/01/2009 to 12/31/2009.........  $ 6.61333     $ 8.10575       29,699
   01/01/2010 to 12/31/2010.........  $ 8.10575     $ 8.98747       30,032
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09912     $ 6.67241            0
   01/01/2009 to 12/31/2009.........  $ 6.67241     $ 8.27737            0
   01/01/2010 to 12/31/2010.........  $ 8.27737     $ 9.25612            0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08094     $ 7.31892            0
   01/01/2009 to 12/31/2009.........  $ 7.31892     $ 8.83168            0
   01/01/2010 to 12/31/2010.........  $ 8.83168     $ 9.66656            0
AST COHEN & STEERS REALTY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10546     $ 9.34498            0
   01/01/2008 to 12/31/2008.........  $ 9.34498     $ 5.93547            0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2009 to 12/31/2009.........  $ 5.93547     $ 7.65792            0
   01/01/2010 to 12/31/2010.........  $ 7.65792     $ 9.63797            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12689     $ 8.81330            0
   01/01/2008 to 07/18/2008.........  $ 8.81330     $ 8.05024            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09479     $10.19042            0
   01/01/2008 to 12/31/2008.........  $10.19042     $ 5.57163            0
   01/01/2009 to 12/31/2009.........  $ 5.57163     $ 7.22865            0
   01/01/2010 to 12/31/2010.........  $ 7.22865     $ 9.37021            0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
FORMERLY, AST NIEMANN CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10345     $ 7.47848            0
   01/01/2009 to 12/31/2009.........  $ 7.47848     $ 8.86641            0
   01/01/2010 to 12/31/2010.........  $ 8.86641     $ 9.82645            0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08842     $10.40308       36,393
   01/01/2008 to 12/31/2008.........  $10.40308     $ 6.66519       48,519
   01/01/2009 to 12/31/2009.........  $ 6.66519     $ 8.07303       36,333
   01/01/2010 to 12/31/2010.........  $ 8.07303     $ 9.02920       35,724
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12407     $10.53944        3,839
   01/01/2008 to 12/31/2008.........  $10.53944     $ 6.11107        7,192
   01/01/2009 to 12/31/2009.........  $ 6.11107     $ 7.52883        7,929
   01/01/2010 to 12/31/2010.........  $ 7.52883     $ 8.76348        4,225
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008........  $ 9.99818     $ 7.45395            0
   01/01/2009 to 11/13/2009.........  $ 7.45395     $ 8.29610            0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.17485     $ 6.09787            0
   01/01/2009 to 12/31/2009.........  $ 6.09787     $ 8.05662            0
   01/01/2010 to 12/31/2010.........  $ 8.05662     $ 9.47077            0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13366     $10.38560            0
   01/01/2008 to 12/31/2008.........  $10.38560     $ 6.06661            0
   01/01/2009 to 12/31/2009.........  $ 6.06661     $ 8.86369            0
   01/01/2010 to 12/31/2010.........  $ 8.86369     $ 9.56020            0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12362     $10.40181            0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2008 to 12/31/2008.........  $10.40181     $ 6.02276            0
   01/01/2009 to 12/31/2009.........  $ 6.02276     $ 9.25287            0
   01/01/2010 to 12/31/2010.........  $ 9.25287     $10.84297            0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.03306     $ 7.61996            0
   01/01/2009 to 12/31/2009.........  $ 7.61996     $ 9.45270            0
   01/01/2010 to 12/31/2010.........  $ 9.45270     $11.71899            0
AST HIGH YIELD PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.01047     $10.50020            0
   01/01/2008 to 12/31/2008.........  $10.50020     $ 7.64586            0
   01/01/2009 to 12/31/2009.........  $ 7.64586     $10.13591            0
   01/01/2010 to 12/31/2010.........  $10.13591     $11.25074            0
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11164     $ 7.11280            0
   01/01/2009 to 12/31/2009.........  $ 7.11280     $ 8.81105            0
   01/01/2010 to 12/31/2010.........  $ 8.81105     $ 9.80753            0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08912     $ 7.58712            0
   01/01/2009 to 12/31/2009.........  $ 7.58712     $ 9.15495            0
   01/01/2010 to 12/31/2010.........  $ 9.15495     $ 9.99172            0
AST INTERNATIONAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.24152     $11.04445            0
   01/01/2008 to 12/31/2008.........  $11.04445     $ 5.37533            0
   01/01/2009 to 12/31/2009.........  $ 5.37533     $ 7.11204            0
   01/01/2010 to 12/31/2010.........  $ 7.11204     $ 7.96369            0
AST INTERNATIONAL VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18829     $10.44818            0
   01/01/2008 to 12/31/2008.........  $10.44818     $ 5.72167            0
   01/01/2009 to 12/31/2009.........  $ 5.72167     $ 7.30212            0
   01/01/2010 to 12/31/2010.........  $ 7.30212     $ 7.93270            0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
FORMERLY, AST UBS DYNAMIC ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08268     $ 9.67051        1,198
   01/01/2008 to 12/31/2008.........  $ 9.67051     $ 7.79152       15,325
   01/01/2009 to 12/31/2009.........  $ 7.79152     $ 9.29772       29,382
   01/01/2010 to 12/31/2010.........  $ 9.29772     $ 9.75836       29,316
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08356     $10.28296            0
   01/01/2010 to 12/31/2010.........  $10.28296     $11.19445            0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14494     $10.29276         0
   01/01/2010 to 12/31/2010.........  $10.29276     $11.44743         0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18169     $10.31917         0
   01/01/2008 to 12/31/2008.........  $10.31917     $ 5.91568         0
   01/01/2009 to 12/31/2009.........  $ 5.91568     $ 7.86117         0
   01/01/2010 to 12/31/2010.........  $ 7.86117     $ 8.23915         0
AST LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09172     $ 9.53794         0
   01/01/2008 to 12/31/2008.........  $ 9.53794     $ 5.45762         0
   01/01/2009 to 12/31/2009.........  $ 5.45762     $ 6.37465         0
   01/01/2010 to 12/31/2010.........  $ 6.37465     $ 7.05469         0
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00663     $10.37439         0
   01/01/2008 to 12/31/2008.........  $10.37439     $ 7.78667         0
   01/01/2009 to 12/31/2009.........  $ 7.78667     $10.25013         0
   01/01/2010 to 12/31/2010.........  $10.25013     $11.36902         0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13268     $10.80077         0
   01/01/2008 to 12/31/2008.........  $10.80077     $ 5.95100         0
   01/01/2009 to 12/31/2009.........  $ 5.95100     $ 7.55184         0
   01/01/2010 to 12/31/2010.........  $ 7.55184     $ 8.84435         0
AST MFS GLOBAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15607     $10.40826         0
   01/01/2008 to 12/31/2008.........  $10.40826     $ 6.71901         0
   01/01/2009 to 12/31/2009.........  $ 6.71901     $ 8.64125         0
   01/01/2010 to 12/31/2010.........  $ 8.64125     $ 9.46896         0
AST MFS GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10817     $10.74006         0
   01/01/2008 to 12/31/2008.........  $10.74006     $ 6.69032         0
   01/01/2009 to 12/31/2009.........  $ 6.69032     $ 8.13318         0
   01/01/2010 to 12/31/2010.........  $ 8.13318     $ 8.97093         0
AST MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07716     $ 9.72712         0
   01/01/2008 to 12/31/2008.........  $ 9.72712     $ 5.88593         0
   01/01/2009 to 12/31/2009.........  $ 5.88593     $ 7.99459         0
   01/01/2010 to 12/31/2010.........  $ 7.99459     $ 9.66434         0
AST MONEY MARKET PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99949     $10.10594         0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2008 to 12/31/2008.........  $10.10594     $10.13142           0
   01/01/2009 to 12/31/2009.........  $10.13142     $ 9.93250           0
   01/01/2010 to 12/31/2010.........  $ 9.93250     $ 9.71606           0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10429     $10.00185           0
   01/01/2008 to 12/31/2008.........  $10.00185     $ 5.64787           0
   01/01/2009 to 12/31/2009.........  $ 5.64787     $ 7.76834           0
   01/01/2010 to 12/31/2010.........  $ 7.76834     $ 9.37771           0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15795     $10.47719           0
   01/01/2008 to 12/31/2008.........  $10.47719     $ 5.82159           0
   01/01/2009 to 12/31/2009.........  $ 5.82159     $ 7.38931           0
   01/01/2010 to 12/31/2010.........  $ 7.38931     $ 9.29890           0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05097     $11.21223           0
   01/01/2008 to 12/31/2008.........  $11.21223     $ 6.30059           0
   01/01/2009 to 12/31/2009.........  $ 6.30059     $ 7.55208           0
   01/01/2010 to 12/31/2010.........  $ 7.55208     $ 8.88250           0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.10092     $ 5.55968           0
   01/01/2009 to 12/31/2009.........  $ 5.55968     $ 9.05371           0
   01/01/2010 to 12/31/2010.........  $ 9.05371     $10.82608           0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99817     $10.31976           0
   01/01/2008 to 12/31/2008.........  $10.31976     $10.20502           0
   01/01/2009 to 12/31/2009.........  $10.20502     $11.00111           0
   01/01/2010 to 12/31/2010.........  $11.00111     $11.17807           0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.98954     $10.57963           0
   01/01/2008 to 12/31/2008.........  $10.57963     $10.11299           0
   01/01/2009 to 12/31/2009.........  $10.11299     $11.52465           0
   01/01/2010 to 12/31/2010.........  $11.52465     $12.14060           0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05193     $10.46930           0
   01/01/2008 to 12/31/2008.........  $10.46930     $ 8.24363       7,614
   01/01/2009 to 12/31/2009.........  $ 8.24363     $ 9.67745       7,605
   01/01/2010 to 12/31/2010.........  $ 9.67745     $10.46483       7,598
AST QMA US EQUITY ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08286     $ 9.72566           0
   01/01/2008 to 12/31/2008.........  $ 9.72566     $ 5.82874           0
   01/01/2009 to 12/31/2009.........  $ 5.82874     $ 6.94419           0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2010 to 12/31/2010.........  $ 6.94419     $ 7.81316            0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08161     $10.39352            0
   01/01/2008 to 12/31/2008.........  $10.39352     $ 7.09576            0
   01/01/2009 to 12/31/2009.........  $ 7.09576     $ 8.84173            0
   01/01/2010 to 12/31/2010.........  $ 8.84173     $ 9.66838            0
AST SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09627     $ 9.84748            0
   01/01/2008 to 12/31/2008.........  $ 9.84748     $ 6.25989            0
   01/01/2009 to 12/31/2009.........  $ 6.25989     $ 8.19774            0
   01/01/2010 to 12/31/2010.........  $ 8.19774     $10.93692            0
AST SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09240     $ 9.43184            0
   01/01/2008 to 12/31/2008.........  $ 9.43184     $ 6.48284            0
   01/01/2009 to 12/31/2009.........  $ 6.48284     $ 8.05172            0
   01/01/2010 to 12/31/2010.........  $ 8.05172     $ 9.92121            0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.06940     $10.17909       15,839
   01/01/2008 to 12/31/2008.........  $10.17909     $ 7.37218       17,054
   01/01/2009 to 12/31/2009.........  $ 7.37218     $ 8.95004       21,617
   01/01/2010 to 12/31/2010.........  $ 8.95004     $ 9.76253       24,155
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00660     $10.58572            0
   01/01/2008 to 12/31/2008.........  $10.58572     $10.10058            0
   01/01/2009 to 12/31/2009.........  $10.10058     $11.07476            0
   01/01/2010 to 12/31/2010.........  $11.07476     $11.45282            0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.14498     $10.05385            0
   01/01/2008 to 12/31/2008.........  $10.05385     $ 5.84358            0
   01/01/2009 to 12/31/2009.........  $ 5.84358     $ 8.76503            0
   01/01/2010 to 12/31/2010.........  $ 8.76503     $ 9.92720            0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.17994     $11.61278            0
   01/01/2008 to 12/31/2008.........  $11.61278     $ 5.67991            0
   01/01/2009 to 12/31/2009.........  $ 5.67991     $ 8.29598            0
   01/01/2010 to 12/31/2010.........  $ 8.29598     $ 9.77266            0
AST VALUE PORTFOLIO
FORMERLY, AST DEAM LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07742     $ 9.79053            0
   01/01/2008 to 12/31/2008.........  $ 9.79053     $ 6.00324            0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2009 to 12/31/2009.........  $ 6.00324     $ 6.94298           0
   01/01/2010 to 12/31/2010.........  $ 6.94298     $ 7.63496           0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007........  $ 9.99817     $ 9.97260           0
   01/01/2008 to 12/31/2008.........  $ 9.97260     $ 9.24471           0
   01/01/2009 to 12/31/2009.........  $ 9.24471     $10.09245           0
   01/01/2010 to 12/31/2010.........  $10.09245     $10.63976           0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008........  $10.07796     $ 6.61786       2,993
   01/01/2009 to 12/31/2009.........  $ 6.61786     $ 8.41779       2,428
   01/01/2010 to 12/31/2010.........  $ 8.41779     $ 9.07537       7,480



* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS B SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: BENEFICIARY CONTINUATION OPTION - 1.00% SETTLEMENT
                                SERVICE CHARGE



                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09360     $10.46353         0
   01/01/2008 to 12/31/2008.........  $10.46353     $ 7.06233         0
   01/01/2009 to 12/31/2009.........  $ 7.06233     $ 8.69541         0
   01/01/2010 to 12/31/2010.........  $ 8.69541     $ 9.63917         0
AST ADVANCED STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11525     $10.51454         0
   01/01/2008 to 12/31/2008.........  $10.51454     $ 7.30766         0
   01/01/2009 to 12/31/2009.........  $ 7.30766     $ 9.13083         0
   01/01/2010 to 12/31/2010.........  $ 9.13083     $10.27926         0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13076     $10.38882         0
   01/01/2008 to 12/31/2008.........  $10.38882     $ 5.93223         0
   01/01/2009 to 12/31/2009.........  $ 5.93223     $ 7.54334         0
   01/01/2010 to 12/31/2010.........  $ 7.54334     $ 8.56170         0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09151     $ 9.51355         0
   01/01/2008 to 12/31/2008.........  $ 9.51355     $ 5.47408         0
   01/01/2009 to 12/31/2009.........  $ 5.47408     $ 6.70961         0
   01/01/2010 to 12/31/2010.........  $ 6.70961     $ 7.52291         0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07418     $10.23671         0
   01/01/2008 to 12/31/2008.........  $10.23671     $ 6.01128         0
   01/01/2009 to 12/31/2009.........  $ 6.01128     $ 7.09375         0
   01/01/2010 to 12/31/2010.........  $ 7.09375     $ 7.92848         0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.06667     $ 9.58676         0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2008 to 12/31/2008.........  $ 9.58676     $ 6.19386         0
   01/01/2009 to 12/31/2009.........  $ 6.19386     $ 7.22248         0
   01/01/2010 to 12/31/2010.........  $ 7.22248     $ 8.14096         0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07738     $10.47416         0
   01/01/2008 to 12/31/2008.........  $10.47416     $ 7.39401         0
   01/01/2009 to 12/31/2009.........  $ 7.39401     $ 9.02623         0
   01/01/2010 to 12/31/2010.........  $ 9.02623     $10.03717         0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11673     $10.44905         0
   01/01/2008 to 12/31/2008.........  $10.44905     $ 6.73091         0
   01/01/2009 to 12/31/2009.........  $ 6.73091     $ 8.35219         0
   01/01/2010 to 12/31/2010.........  $ 8.35219     $ 9.37535         0
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09946     $ 6.72781         0
   01/01/2009 to 12/31/2009.........  $ 6.72781     $ 8.44964         0
   01/01/2010 to 12/31/2010.........  $ 8.44964     $ 9.56579         0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08128     $ 7.37967         0
   01/01/2009 to 12/31/2009.........  $ 7.37967     $ 9.01533         0
   01/01/2010 to 12/31/2010.........  $ 9.01533     $ 9.98978         0
AST COHEN & STEERS REALTY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10647     $ 9.39461         0
   01/01/2008 to 12/31/2008.........  $ 9.39461     $ 6.04131         0
   01/01/2009 to 12/31/2009.........  $ 6.04131     $ 7.89121         0
   01/01/2010 to 12/31/2010.........  $ 7.89121     $10.05465         0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12790     $ 8.86015         0
   01/01/2008 to 07/18/2008.........  $ 8.86015     $ 8.14771         0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09580     $10.24457         0
   01/01/2008 to 12/31/2008.........  $10.24457     $ 5.67083         0
   01/01/2009 to 12/31/2009.........  $ 5.67083     $ 7.44861         0
   01/01/2010 to 12/31/2010.........  $ 7.44861     $ 9.77487         0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
FORMERLY, AST NIEMANN CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10379     $ 7.54057         0
   01/01/2009 to 12/31/2009.........  $ 7.54057     $ 9.05088         0
   01/01/2010 to 12/31/2010.........  $ 9.05088     $10.15499         0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08943     $10.45816         0
   01/01/2008 to 12/31/2008.........  $10.45816     $ 6.78372         0
   01/01/2009 to 12/31/2009.........  $ 6.78372     $ 8.31836         0
   01/01/2010 to 12/31/2010.........  $ 8.31836     $ 9.41877         0
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12508     $10.59538         0
   01/01/2008 to 12/31/2008.........  $10.59538     $ 6.21978         0
   01/01/2009 to 12/31/2009.........  $ 6.21978     $ 7.75771         0
   01/01/2010 to 12/31/2010.........  $ 7.75771     $ 9.14160         0
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008........  $ 9.99918     $ 7.49592         0
   01/01/2009 to 11/13/2009.........  $ 7.49592     $ 8.43263         0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.17586     $ 6.13222         0
   01/01/2009 to 12/31/2009.........  $ 6.13222     $ 8.20258         0
   01/01/2010 to 12/31/2010.........  $ 8.20258     $ 9.76157         0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13467     $10.44070         0
   01/01/2008 to 12/31/2008.........  $10.44070     $ 6.17458         0
   01/01/2009 to 12/31/2009.........  $ 6.17458     $ 9.13337         0
   01/01/2010 to 12/31/2010.........  $ 9.13337     $ 9.97310         0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12463     $10.45690         0
   01/01/2008 to 12/31/2008.........  $10.45690     $ 6.12993         0
   01/01/2009 to 12/31/2009.........  $ 6.12993     $ 9.53431         0
   01/01/2010 to 12/31/2010.........  $ 9.53431     $11.31119         0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.03407     $ 7.66278         0
   01/01/2009 to 12/31/2009.........  $ 7.66278     $ 9.62363         0
   01/01/2010 to 12/31/2010.........  $ 9.62363     $12.07850         0
AST HIGH YIELD PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.01148     $10.55596         0
   01/01/2008 to 12/31/2008.........  $10.55596     $ 7.78172         0
   01/01/2009 to 12/31/2009.........  $ 7.78172     $10.44365         0
   01/01/2010 to 12/31/2010.........  $10.44365     $11.73590         0
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11197     $ 7.17177         0
   01/01/2009 to 12/31/2009.........  $ 7.17177     $ 8.99415         0
   01/01/2010 to 12/31/2010.........  $ 8.99415     $10.13540         0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08946     $ 7.64996         0
   01/01/2009 to 12/31/2009.........  $ 7.64996     $ 9.34522         0
   01/01/2010 to 12/31/2010.........  $ 9.34522     $10.32576         0
AST INTERNATIONAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.24253     $11.10310         0
   01/01/2008 to 12/31/2008.........  $11.10310     $ 5.47103         0
   01/01/2009 to 12/31/2009.........  $ 5.47103     $ 7.32822         0
   01/01/2010 to 12/31/2010.........  $ 7.32822     $ 8.30739         0
AST INTERNATIONAL VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18930     $10.50364         0
   01/01/2008 to 12/31/2008.........  $10.50364     $ 5.82357         0
   01/01/2009 to 12/31/2009.........  $ 5.82357     $ 7.52432         0
   01/01/2010 to 12/31/2010.........  $ 7.52432     $ 8.27530         0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
FORMERLY, AST UBS DYNAMIC ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08369     $ 9.72186         0
   01/01/2008 to 12/31/2008.........  $ 9.72186     $ 7.92991         0
   01/01/2009 to 12/31/2009.........  $ 7.92991     $ 9.58003         0
   01/01/2010 to 12/31/2010.........  $ 9.58003     $10.17927         0
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08457     $10.29960         0
   01/01/2010 to 12/31/2010.........  $10.29960     $11.35152         0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14595     $10.30942         0
   01/01/2010 to 12/31/2010.........  $10.30942     $11.60801         0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18270     $10.37393         0
   01/01/2008 to 12/31/2008.........  $10.37393     $ 6.02093         0
   01/01/2009 to 12/31/2009.........  $ 6.02093     $ 8.10028         0
   01/01/2010 to 12/31/2010.........  $ 8.10028     $ 8.59495         0
AST LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09273     $ 9.58859         0
   01/01/2008 to 12/31/2008.........  $ 9.58859     $ 5.55478         0
   01/01/2009 to 12/31/2009.........  $ 5.55478     $ 6.56849         0
   01/01/2010 to 12/31/2010.........  $ 6.56849     $ 7.35911         0
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00764     $10.42944         0
   01/01/2008 to 12/31/2008.........  $10.42944     $ 7.92501         0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2009 to 12/31/2009.........  $ 7.92501     $10.56148         0
   01/01/2010 to 12/31/2010.........  $10.56148     $11.85959         0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13369     $10.85812         0
   01/01/2008 to 12/31/2008.........  $10.85812     $ 6.05687         0
   01/01/2009 to 12/31/2009.........  $ 6.05687     $ 7.78148         0
   01/01/2010 to 12/31/2010.........  $ 7.78148     $ 9.22606         0
AST MFS GLOBAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15708     $10.46349         0
   01/01/2008 to 12/31/2008.........  $10.46349     $ 6.83847         0
   01/01/2009 to 12/31/2009.........  $ 6.83847     $ 8.90397         0
   01/01/2010 to 12/31/2010.........  $ 8.90397     $ 9.87764         0
AST MFS GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10918     $10.79702         0
   01/01/2008 to 12/31/2008.........  $10.79702     $ 6.80925         0
   01/01/2009 to 12/31/2009.........  $ 6.80925     $ 8.38024         0
   01/01/2010 to 12/31/2010.........  $ 8.38024     $ 9.35785         0
AST MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07817     $ 9.77879         0
   01/01/2008 to 12/31/2008.........  $ 9.77879     $ 5.99070         0
   01/01/2009 to 12/31/2009.........  $ 5.99070     $ 8.23780         0
   01/01/2010 to 12/31/2010.........  $ 8.23780     $10.08157         0
AST MONEY MARKET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00050     $10.15956         0
   01/01/2008 to 12/31/2008.........  $10.15956     $10.31135         0
   01/01/2009 to 12/31/2009.........  $10.31135     $10.23406         0
   01/01/2010 to 12/31/2010.........  $10.23406     $10.13528         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10530     $10.05498         0
   01/01/2008 to 12/31/2008.........  $10.05498     $ 5.74837         0
   01/01/2009 to 12/31/2009.........  $ 5.74837     $ 8.00467         0
   01/01/2010 to 12/31/2010.........  $ 8.00467     $ 9.78262         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15896     $10.53280         0
   01/01/2008 to 12/31/2008.........  $10.53280     $ 5.92524         0
   01/01/2009 to 12/31/2009.........  $ 5.92524     $ 7.61412         0
   01/01/2010 to 12/31/2010.........  $ 7.61412     $ 9.70048         0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05198     $11.27163         0
   01/01/2008 to 12/31/2008.........  $11.27163     $ 6.41269         0
   01/01/2009 to 12/31/2009.........  $ 6.41269     $ 7.78174         0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2010 to 12/31/2010.........  $ 7.78174     $ 9.26605         0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.10192     $ 5.59093         0
   01/01/2009 to 12/31/2009.........  $ 5.59093     $ 9.21740         0
   01/01/2010 to 12/31/2010.........  $ 9.21740     $11.15837         0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99918     $10.37452         0
   01/01/2008 to 12/31/2008.........  $10.37452     $10.38622         0
   01/01/2009 to 12/31/2009.........  $10.38622     $11.33515         0
   01/01/2010 to 12/31/2010.........  $11.33515     $11.66042         0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99055     $10.63572         0
   01/01/2008 to 12/31/2008.........  $10.63572     $10.29238         0
   01/01/2009 to 12/31/2009.........  $10.29238     $11.87444         0
   01/01/2010 to 12/31/2010.........  $11.87444     $12.66421         0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05295     $10.52485         0
   01/01/2008 to 12/31/2008.........  $10.52485     $ 8.39002         0
   01/01/2009 to 12/31/2009.........  $ 8.39002     $ 9.97136         0
   01/01/2010 to 12/31/2010.........  $ 9.97136     $10.91616         0
AST QMA US EQUITY ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08387     $ 9.77734         0
   01/01/2008 to 12/31/2008.........  $ 9.77734     $ 5.93256         0
   01/01/2009 to 12/31/2009.........  $ 5.93256     $ 7.15556         0
   01/01/2010 to 12/31/2010.........  $ 7.15556     $ 8.15084         0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08262     $10.44865         0
   01/01/2008 to 12/31/2008.........  $10.44865     $ 7.22179         0
   01/01/2009 to 12/31/2009.........  $ 7.22179     $ 9.11023         0
   01/01/2010 to 12/31/2010.........  $ 9.11023     $10.08539         0
AST SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09728     $ 9.89974         0
   01/01/2008 to 12/31/2008.........  $ 9.89974     $ 6.37126         0
   01/01/2009 to 12/31/2009.........  $ 6.37126     $ 8.44705         0
   01/01/2010 to 12/31/2010.........  $ 8.44705     $11.40898         0
AST SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09341     $ 9.48190         0
   01/01/2008 to 12/31/2008.........  $ 9.48190     $ 6.59820         0
   01/01/2009 to 12/31/2009.........  $ 6.59820     $ 8.29667         0
   01/01/2010 to 12/31/2010.........  $ 8.29667     $10.34967         0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07042     $10.23309         0
   01/01/2008 to 12/31/2008.........  $10.23309     $ 7.50318         0
   01/01/2009 to 12/31/2009.........  $ 7.50318     $ 9.22207         0
   01/01/2010 to 12/31/2010.........  $ 9.22207     $10.18373         0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00761     $10.64189         0
   01/01/2008 to 12/31/2008.........  $10.64189     $10.27989         0
   01/01/2009 to 12/31/2009.........  $10.27989     $11.41118         0
   01/01/2010 to 12/31/2010.........  $11.41118     $11.94694         0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.14599     $10.10721         0
   01/01/2008 to 12/31/2008.........  $10.10721     $ 5.94755         0
   01/01/2009 to 12/31/2009.........  $ 5.94755     $ 9.03144         0
   01/01/2010 to 12/31/2010.........  $ 9.03144     $10.35562         0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18095     $11.67442         0
   01/01/2008 to 12/31/2008.........  $11.67442     $ 5.78102         0
   01/01/2009 to 12/31/2009.........  $ 5.78102     $ 8.54834         0
   01/01/2010 to 12/31/2010.........  $ 8.54834     $10.19480         0
AST VALUE PORTFOLIO
FORMERLY, AST DEAM LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07843     $ 9.84245         0
   01/01/2008 to 12/31/2008.........  $ 9.84245     $ 6.11002         0
   01/01/2009 to 12/31/2009.........  $ 6.11002     $ 7.15406         0
   01/01/2010 to 12/31/2010.........  $ 7.15406     $ 7.96436         0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007........  $ 9.99918     $ 9.98774         0
   01/01/2008 to 12/31/2008.........  $ 9.98774     $ 9.37350         0
   01/01/2009 to 12/31/2009.........  $ 9.37350     $10.35986         0
   01/01/2010 to 12/31/2010.........  $10.35986     $11.05698         0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008........  $10.07829     $ 6.67266         0
   01/01/2009 to 12/31/2009.........  $ 6.67266     $ 8.59277         0
   01/01/2010 to 12/31/2010.........  $ 8.59277     $ 9.37875         0



* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS L SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

       ACCUMULATION UNIT VALUES: TRUEACCUMULATION HIGHEST DAILY (1.85%)



                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10163     $6.97434          0
   01/01/2009 to 12/31/2009.........  $ 6.97434     $8.51531          0
   01/01/2010 to 12/31/2010.........  $ 8.51531     $9.36069          0
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.06846     $7.03543          0
   01/01/2009 to 12/31/2009.........  $ 7.03543     $8.71729          0
   01/01/2010 to 12/31/2010.........  $ 8.71729     $9.73184          0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.12662     $6.08294          0
   01/01/2009 to 12/31/2009.........  $ 6.08294     $7.67028          0
   01/01/2010 to 12/31/2010.........  $ 7.67028     $8.63306          0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.17686     $6.09430          0
   01/01/2009 to 12/31/2009.........  $ 6.09430     $7.40731          0
   01/01/2010 to 12/31/2010.........  $ 7.40731     $8.23578          0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.20081     $6.47825          0
   01/01/2009 to 12/31/2009.........  $ 6.47825     $7.58091          0
   01/01/2010 to 12/31/2010.........  $ 7.58091     $8.40207          0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.18571     $6.84139          0
   01/01/2009 to 12/31/2009.........  $ 6.84139     $7.91084          0
   01/01/2010 to 12/31/2010.........  $ 7.91084     $8.84237          0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08453     $7.21633          0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2009 to 12/31/2009.........  $ 7.21633     $ 8.73576            0
   01/01/2010 to 12/31/2010.........  $ 8.73576     $ 9.63304            0
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009........  $ 9.99899     $ 9.37633            0
   01/01/2010 to 12/31/2010.........  $ 9.37633     $10.17947            0
AST BOND PORTFOLIO 2018
   05/01/2008* to 12/31/2008........  $10.02968     $12.16380        4,495
   01/01/2009 to 12/31/2009.........  $12.16380     $11.22005        7,358
   01/01/2010 to 12/31/2010.........  $11.22005     $12.24816       12,541
AST BOND PORTFOLIO 2019
   05/01/2008* to 12/31/2008........  $10.02965     $12.22101            0
   01/01/2009 to 12/31/2009.........  $12.22101     $11.07479            0
   01/01/2010 to 12/31/2010.........  $11.07479     $12.10879            0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009........  $ 9.99899     $ 8.78721            0
   01/01/2010 to 12/31/2010.........  $ 8.78721     $ 9.64926        4,181
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010........  $ 9.99799     $11.00614            0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10883     $ 6.72383            0
   01/01/2009 to 12/31/2009.........  $ 6.72383     $ 8.27370            0
   01/01/2010 to 12/31/2010.........  $ 8.27370     $ 9.20972            0
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09923     $ 6.68990            0
   01/01/2009 to 12/31/2009.........  $ 6.68990     $ 8.33178            0
   01/01/2010 to 12/31/2010.........  $ 8.33178     $ 9.35347            0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08105     $ 7.33816            0
   01/01/2009 to 12/31/2009.........  $ 7.33816     $ 8.88974            0
   01/01/2010 to 12/31/2010.........  $ 8.88974     $ 9.76823            0
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.27058     $ 5.85482            0
   01/01/2009 to 12/31/2009.........  $ 5.85482     $ 7.58369            0
   01/01/2010 to 12/31/2010.........  $ 7.58369     $ 9.58206            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 07/18/2008........  $10.21516     $ 9.51253            0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.17494     $ 6.22217           0
   01/01/2009 to 12/31/2009.........  $ 6.22217     $ 8.10434           0
   01/01/2010 to 12/31/2010.........  $ 8.10434     $10.54669           0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
FORMERLY, AST NIEMANN CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10356     $ 7.49813           0
   01/01/2009 to 12/31/2009.........  $ 7.49813     $ 8.92458           0
   01/01/2010 to 12/31/2010.........  $ 8.92458     $ 9.92966           0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.12540     $ 6.74467           0
   01/01/2009 to 12/31/2009.........  $ 6.74467     $ 8.20138           0
   01/01/2010 to 12/31/2010.........  $ 8.20138     $ 9.20873           0
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11404     $ 6.08863       1,214
   01/01/2009 to 12/31/2009.........  $ 6.08863     $ 7.53059           0
   01/01/2010 to 12/31/2010.........  $ 7.53059     $ 8.79989           0
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008........  $ 9.99850     $ 7.46726           0
   01/01/2009 to 11/13/2009.........  $ 7.46726     $ 8.33921           0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.17517     $ 6.10870           0
   01/01/2009 to 12/31/2009.........  $ 6.10870     $ 8.10274           0
   01/01/2010 to 12/31/2010.........  $ 8.10274     $ 9.56238           0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.15021     $ 6.19341           0
   01/01/2009 to 12/31/2009.........  $ 6.19341     $ 9.08459           0
   01/01/2010 to 12/31/2010.........  $ 9.08459     $ 9.83696           0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.12061     $ 5.92914           0
   01/01/2009 to 12/31/2009.........  $ 5.92914     $ 9.14490           0
   01/01/2010 to 12/31/2010.........  $ 9.14490     $10.75861           0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.03338     $ 7.63352           0
   01/01/2009 to 12/31/2009.........  $ 7.63352     $ 9.50683           0
   01/01/2010 to 12/31/2010.........  $ 9.50683     $11.83244           0
AST HIGH YIELD PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.01222     $ 7.25173           0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2009 to 12/31/2009.........  $ 7.25173     $ 9.65130           0
   01/01/2010 to 12/31/2010.........  $ 9.65130     $10.75502           0
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11174     $ 7.13151           0
   01/01/2009 to 12/31/2009.........  $ 7.13151     $ 8.86891           0
   01/01/2010 to 12/31/2010.........  $ 8.86891     $ 9.91080           0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08923     $ 7.60692           0
   01/01/2009 to 12/31/2009.........  $ 7.60692     $ 9.21493           0
   01/01/2010 to 12/31/2010.........  $ 9.21493     $10.09672           0
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08038     $ 5.18571           0
   01/01/2009 to 12/31/2009.........  $ 5.18571     $ 6.88807           0
   01/01/2010 to 12/31/2010.........  $ 6.88807     $ 7.74327           0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.06690     $ 5.85605           0
   01/01/2009 to 12/31/2009.........  $ 5.85605     $ 7.50309           0
   01/01/2010 to 12/31/2010.........  $ 7.50309     $ 8.18309           0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
FORMERLY, AST UBS DYNAMIC ALPHA PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.13117     $ 7.75979       1,032
   01/01/2009 to 12/31/2009.........  $ 7.75979     $ 9.29623       1,021
   01/01/2010 to 12/31/2010.........  $ 9.29623     $ 9.79517           0
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08388     $10.28829           0
   01/01/2010 to 12/31/2010.........  $10.28829     $11.24435           0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14526     $10.29807           0
   01/01/2010 to 12/31/2010.........  $10.29807     $11.49851           0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.06984     $ 5.94632           0
   01/01/2009 to 12/31/2009.........  $ 5.94632     $ 7.93296           0
   01/01/2010 to 12/31/2010.........  $ 7.93296     $ 8.34711           0
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.17937     $ 6.09777           0
   01/01/2009 to 12/31/2009.........  $ 6.09777     $ 7.15034           0
   01/01/2010 to 12/31/2010.........  $ 7.15034     $ 7.94417           0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.01668     $ 7.54848           0
   01/01/2009 to 12/31/2009.........  $ 7.54848     $ 9.97573           0
   01/01/2010 to 12/31/2010.........  $ 9.97573     $11.10818           0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10608     $ 6.05242           0
   01/01/2009 to 12/31/2009.........  $ 6.05242     $ 7.71076           0
   01/01/2010 to 12/31/2010.........  $ 7.71076     $ 9.06593           0
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11881     $ 6.71476           0
   01/01/2009 to 12/31/2009.........  $ 6.71476     $ 8.66979           0
   01/01/2010 to 12/31/2010.........  $ 8.66979     $ 9.53764           0
AST MFS GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.13424     $ 6.56429           0
   01/01/2009 to 12/31/2009.........  $ 6.56429     $ 8.01120           0
   01/01/2010 to 12/31/2010.........  $ 8.01120     $ 8.87113           0
AST MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.18391     $ 6.17834           0
   01/01/2009 to 12/31/2009.........  $ 6.17834     $ 8.42474           0
   01/01/2010 to 12/31/2010.........  $ 8.42474     $10.22431           0
AST MONEY MARKET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.00016     $10.01676       9,489
   01/01/2009 to 12/31/2009.........  $10.01676     $ 9.85885       7,675
   01/01/2010 to 12/31/2010.........  $ 9.85885     $ 9.68198       4,541
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.07330     $ 5.92091           0
   01/01/2009 to 12/31/2009.........  $ 5.92091     $ 8.17592           0
   01/01/2010 to 12/31/2010.........  $ 8.17592     $ 9.90855           0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10239     $ 6.18965           0
   01/01/2009 to 12/31/2009.........  $ 6.18965     $ 7.88747           0
   01/01/2010 to 12/31/2010.........  $ 7.88747     $ 9.96480           0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.19804     $ 6.35789           0
   01/01/2009 to 12/31/2009.........  $ 6.35789     $ 7.65070           0
   01/01/2010 to 12/31/2010.........  $ 7.65070     $ 9.03398           0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.10124     $ 5.56959           0
   01/01/2009 to 12/31/2009.........  $ 5.56959     $ 9.10550           0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2010 to 12/31/2010.........  $ 9.10550     $10.93082        721
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.99950     $ 9.75613          0
   01/01/2009 to 12/31/2009.........  $ 9.75613     $10.55860          0
   01/01/2010 to 12/31/2010.........  $10.55860     $10.77071          0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.02358     $ 9.37569          0
   01/01/2009 to 12/31/2009.........  $ 9.37569     $10.72646          0
   01/01/2010 to 12/31/2010.........  $10.72646     $11.34411          0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.05933     $ 8.00066          0
   01/01/2009 to 12/31/2009.........  $ 8.00066     $ 9.42913          0
   01/01/2010 to 12/31/2010.........  $ 9.42913     $10.23631          0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08669     $ 7.08517          0
   01/01/2009 to 12/31/2009.........  $ 7.08517     $ 8.86334          0
   01/01/2010 to 12/31/2010.........  $ 8.86334     $ 9.73007          0
AST SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.06879     $ 7.55512          0
   01/01/2009 to 12/31/2009.........  $ 7.55512     $ 9.42045          0
   01/01/2010 to 12/31/2010.........  $ 9.42045     $11.65332          0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09538     $ 7.44707          0
   01/01/2009 to 12/31/2009.........  $ 7.44707     $ 9.07651          0
   01/01/2010 to 12/31/2010.........  $ 9.07651     $ 9.93939          0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.96092     $ 9.19113          0
   01/01/2009 to 12/31/2009.........  $ 9.19113     $10.11731          0
   01/01/2010 to 12/31/2010.........  $10.11731     $10.50380          0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.17984     $ 6.21461          0
   01/01/2009 to 12/31/2009.........  $ 6.21461     $ 9.35809          0
   01/01/2010 to 12/31/2010.........  $ 9.35809     $10.64054          0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.86542     $ 4.67759          0
   01/01/2009 to 12/31/2009.........  $ 4.67759     $ 6.85892          0
   01/01/2010 to 12/31/2010.........  $ 6.85892     $ 8.11160          0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST VALUE PORTFOLIO
FORMERLY, AST DEAM LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.16813     $ 6.55875           0
   01/01/2009 to 12/31/2009.........  $ 6.55875     $ 7.61523           0
   01/01/2010 to 12/31/2010.........  $ 7.61523     $ 8.40695           0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.00920     $ 9.08154           0
   01/01/2009 to 12/31/2009.........  $ 9.08154     $ 9.95339           0
   01/01/2010 to 12/31/2010.........  $ 9.95339     $10.53441           0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008........  $10.07806     $ 6.63510       8,338
   01/01/2009 to 12/31/2009.........  $ 6.63510     $ 8.47299       6,541
   01/01/2010 to 12/31/2010.........  $ 8.47299     $ 9.17078       2,549
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08894     $ 7.66221           0
   01/01/2009 to 12/31/2009.........  $ 7.66221     $ 9.14524           0
   01/01/2010 to 12/31/2010.........  $ 9.14524     $10.53788           0
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008........  $10.26795     $ 7.03392           0
   01/01/2009 to 12/31/2009.........  $ 7.03392     $ 9.03342           0
   01/01/2010 to 12/31/2010.........  $ 9.03342     $10.76619           0
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008........  $10.38565     $ 5.26565           0
   01/01/2009 to 12/31/2009.........  $ 5.26565     $ 5.94594           0
   01/01/2010 to 12/31/2010.........  $ 5.94594     $ 6.47589           0
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008........  $10.15187     $ 8.32611           0
   01/01/2009 to 12/31/2009.........  $ 8.32611     $ 9.77331           0
   01/01/2010 to 12/31/2010.........  $ 9.77331     $ 9.86852           0
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008........  $10.16538     $ 6.08946           0
   01/01/2009 to 12/31/2009.........  $ 6.08946     $ 7.41951           0
   01/01/2010 to 12/31/2010.........  $ 7.41951     $ 9.01467           0
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008........  $10.11061     $ 6.70828           0
   01/01/2009 to 12/31/2009.........  $ 6.70828     $ 8.54469           0
   01/01/2010 to 12/31/2010.........  $ 8.54469     $ 9.49532           0
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008........  $10.24139     $ 6.26405           0
   01/01/2009 to 12/31/2009.........  $ 6.26405     $ 7.34729           0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2010 to 12/31/2010.........  $ 7.34729     $ 8.14379         0
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008........  $10.07238     $ 6.19211         0
   01/01/2009 to 12/31/2009.........  $ 6.19211     $ 8.40894         0
   01/01/2010 to 12/31/2010.........  $ 8.40894     $10.60215         0
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008........  $10.18836     $ 6.45628         0
   01/01/2009 to 12/31/2009.........  $ 6.45628     $ 8.29575         0
   01/01/2010 to 12/31/2010.........  $ 8.29575     $ 9.81056         0
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008........  $10.25886     $ 5.51137         0
   01/01/2009 to 12/31/2009.........  $ 5.51137     $ 6.92070         0
   01/01/2010 to 12/31/2010.........  $ 6.92070     $ 8.47271         0
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008........  $10.11351     $ 6.80139         0
   01/01/2009 to 12/31/2009.........  $ 6.80139     $ 8.42525         0
   01/01/2010 to 12/31/2010.........  $ 8.42525     $10.39993         0
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008........  $10.22851     $ 7.17028         0
   01/01/2009 to 12/31/2009.........  $ 7.17028     $ 8.47617         0
   01/01/2010 to 12/31/2010.........  $ 8.47617     $10.16152         0
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008........  $10.27808     $ 7.25976         0
   01/01/2009 to 12/31/2009.........  $ 7.25976     $ 7.64946         0
   01/01/2010 to 12/31/2010.........  $ 7.64946     $ 8.68842         0
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008........  $10.09853     $ 7.20642         0
   01/01/2009 to 12/31/2009.........  $ 7.20642     $ 7.83486         0
   01/01/2010 to 12/31/2010.........  $ 7.83486     $ 8.15010         0



* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS L SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

                   ACCUMULATION UNIT VALUES: COMBINATION 5%
                   ROLL UP AND HAV DEATH BENEFIT OR HIGHEST
                       DAILY VALUE DEATH BENEFIT (2.00%)



                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09551     $6.96330        21,165
   01/01/2009 to 12/31/2009.........  $ 6.96330     $8.48932        29,611
   01/01/2010 to 12/31/2010.........  $ 8.48932     $9.31844        30,273
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.32163     $7.20529         2,651
   01/01/2009 to 12/31/2009.........  $ 7.20529     $8.91466         3,289
   01/01/2010 to 12/31/2010.........  $ 8.91466     $9.93758         3,363
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.74663     $5.84907             0
   01/01/2009 to 12/31/2009.........  $ 5.84907     $7.36456             0
   01/01/2010 to 12/31/2010.........  $ 7.36456     $8.27666             0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.02155     $5.39723             0
   01/01/2009 to 12/31/2009.........  $ 5.39723     $6.55037         3,892
   01/01/2010 to 12/31/2010.........  $ 6.55037     $7.27236         4,259
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.34177     $5.92701         2,881
   01/01/2009 to 12/31/2009.........  $ 5.92701     $6.92560             0
   01/01/2010 to 12/31/2010.........  $ 6.92560     $7.66452             0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.10124     $6.10700             0
   01/01/2009 to 12/31/2009.........  $ 6.10700     $7.05119             0
   01/01/2010 to 12/31/2010.........  $ 7.05119     $7.86990             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.19781     $7.29038        79,410

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2009 to 12/31/2009.........  $ 7.29038     $ 8.81240      113,007
   01/01/2010 to 12/31/2010.........  $ 8.81240     $ 9.70328      123,978
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009........  $ 9.99891     $ 9.36236            0
   01/01/2010 to 12/31/2010.........  $ 9.36236     $10.14931            0
AST BOND PORTFOLIO 2018
   05/01/2008* to 12/31/2008........  $10.02964     $12.15196        5,044
   01/01/2009 to 12/31/2009.........  $12.15196     $11.19256          284
   01/01/2010 to 12/31/2010.........  $11.19256     $12.20028            0
AST BOND PORTFOLIO 2019
   05/01/2008* to 12/31/2008........  $10.02961     $12.20922            0
   01/01/2009 to 12/31/2009.........  $12.20922     $11.04775       19,466
   01/01/2010 to 12/31/2010.........  $11.04775     $12.06135       19,372
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009........  $ 9.99891     $ 8.77422            0
   01/01/2010 to 12/31/2010.........  $ 8.77422     $ 9.62088       25,179
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010........  $ 9.99783     $10.98990        2,878
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.98738     $ 6.63661       42,778
   01/01/2009 to 12/31/2009.........  $ 6.63661     $ 8.15440        6,851
   01/01/2010 to 12/31/2010.........  $ 8.15440     $ 9.06354        7,431
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09919     $ 6.68338            0
   01/01/2009 to 12/31/2009.........  $ 6.68338     $ 8.31141            0
   01/01/2010 to 12/31/2010.........  $ 8.31141     $ 9.31690            0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08101     $ 7.33097       28,762
   01/01/2009 to 12/31/2009.........  $ 7.33097     $ 8.86793       29,625
   01/01/2010 to 12/31/2010.........  $ 8.86793     $ 9.72995       29,810
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.45886     $ 5.95633            0
   01/01/2009 to 12/31/2009.........  $ 5.95633     $ 7.70368            0
   01/01/2010 to 12/31/2010.........  $ 7.70368     $ 9.71947            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 07/18/2008........  $ 8.66823     $ 8.06950            0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.15217     $ 5.59124            0
   01/01/2009 to 12/31/2009.........  $ 5.59124     $ 7.27185            0
   01/01/2010 to 12/31/2010.........  $ 7.27185     $ 9.44933            0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
FORMERLY, AST NIEMANN CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10352     $ 7.49086            0
   01/01/2009 to 12/31/2009.........  $ 7.49086     $ 8.90284            0
   01/01/2010 to 12/31/2010.........  $ 8.90284     $ 9.89103            0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.05081     $ 6.68856        6,445
   01/01/2009 to 12/31/2009.........  $ 6.68856     $ 8.12119       12,852
   01/01/2010 to 12/31/2010.........  $ 8.12119     $ 9.10528        7,395
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.19689     $ 6.13261        8,118
   01/01/2009 to 12/31/2009.........  $ 6.13261     $ 7.57385       33,561
   01/01/2010 to 12/31/2010.........  $ 7.57385     $ 8.83745       41,788
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008........  $ 9.99838     $ 7.46229          447
   01/01/2009 to 11/13/2009.........  $ 7.46229     $ 8.32307            0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.17506     $ 6.10465            0
   01/01/2009 to 12/31/2009.........  $ 6.10465     $ 8.08534            0
   01/01/2010 to 12/31/2010.........  $ 8.08534     $ 9.52771            0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.98704     $ 6.08795            0
   01/01/2009 to 12/31/2009.........  $ 6.08795     $ 8.91680            0
   01/01/2010 to 12/31/2010.........  $ 8.91680     $ 9.64107            0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.32662     $ 6.04394            0
   01/01/2009 to 12/31/2009.........  $ 6.04394     $ 9.30832          341
   01/01/2010 to 12/31/2010.........  $ 9.30832     $10.93481          357
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.03326     $ 7.62849            0
   01/01/2009 to 12/31/2009.........  $ 7.62849     $ 9.48655            0
   01/01/2010 to 12/31/2010.........  $ 9.48655     $11.78990            0
AST HIGH YIELD PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.60380     $ 7.67272            0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2009 to 12/31/2009.........  $ 7.67272     $10.19632            0
   01/01/2010 to 12/31/2010.........  $10.19632     $11.34562            0
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11170     $ 7.12451            0
   01/01/2009 to 12/31/2009.........  $ 7.12451     $ 8.84721            0
   01/01/2010 to 12/31/2010.........  $ 8.84721     $ 9.87201            0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08919     $ 7.59959        4,254
   01/01/2009 to 12/31/2009.........  $ 7.59959     $ 9.19243        5,320
   01/01/2010 to 12/31/2010.........  $ 9.19243     $10.05726        5,286
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.49604     $ 5.39424        1,348
   01/01/2009 to 12/31/2009.........  $ 5.39424     $ 7.15452            0
   01/01/2010 to 12/31/2010.........  $ 7.15452     $ 8.03101            0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.87987     $ 5.74172        1,274
   01/01/2009 to 12/31/2009.........  $ 5.74172     $ 7.34575            0
   01/01/2010 to 12/31/2010.........  $ 7.34575     $ 7.99967            0
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.02949     $10.76729       61,513
   01/01/2009 to 12/31/2009.........  $10.76729     $11.74908       15,314
   01/01/2010 to 12/31/2010.........  $11.74908     $12.76362        1,040
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
FORMERLY, AST UBS DYNAMIC ALPHA PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.21811     $ 7.81882        2,069
   01/01/2009 to 12/31/2009.........  $ 7.81882     $ 9.35320        3,349
   01/01/2010 to 12/31/2010.........  $ 9.35320     $ 9.84066        3,622
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08376     $10.28629            0
   01/01/2010 to 12/31/2010.........  $10.28629     $11.22561            0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14514     $10.29611            0
   01/01/2010 to 12/31/2010.........  $10.29611     $11.47933            0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.06285     $ 5.93648        2,858
   01/01/2009 to 12/31/2009.........  $ 5.93648     $ 7.90824        2,426
   01/01/2010 to 12/31/2010.........  $ 7.90824     $ 8.30893        2,731

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.15168     $ 5.47685           0
   01/01/2009 to 12/31/2009.........  $ 5.47685     $ 6.41273           0
   01/01/2010 to 12/31/2010.........  $ 6.41273     $ 7.11421           0
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.37930     $ 7.81406           0
   01/01/2009 to 12/31/2009.........  $ 7.81406     $10.31155           0
   01/01/2010 to 12/31/2010.........  $10.31155     $11.46522           0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.98124     $ 5.97186           0
   01/01/2009 to 12/31/2009.........  $ 5.97186     $ 7.59687       2,099
   01/01/2010 to 12/31/2010.........  $ 7.59687     $ 8.91884       2,262
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.17077     $ 6.74262           0
   01/01/2009 to 12/31/2009.........  $ 6.74262     $ 8.69300           0
   01/01/2010 to 12/31/2010.........  $ 8.69300     $ 9.54906           0
AST MFS GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.37511     $ 6.71375           0
   01/01/2009 to 12/31/2009.........  $ 6.71375     $ 8.18166           0
   01/01/2010 to 12/31/2010.........  $ 8.18166     $ 9.04647           0
AST MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.74562     $ 5.90672           0
   01/01/2009 to 12/31/2009.........  $ 5.90672     $ 8.04258         788
   01/01/2010 to 12/31/2010.........  $ 8.04258     $ 9.74614         813
AST MONEY MARKET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.15985     $10.16688       4,229
   01/01/2009 to 12/31/2009.........  $10.16688     $ 9.99180           1
   01/01/2010 to 12/31/2010.........  $ 9.99180     $ 9.79807           1
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.65192     $ 5.66775           0
   01/01/2009 to 12/31/2009.........  $ 5.66775     $ 7.81493           0
   01/01/2010 to 12/31/2010.........  $ 7.81493     $ 9.45711           0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.54437     $ 5.84206           0
   01/01/2009 to 12/31/2009.........  $ 5.84206     $ 7.43344           0
   01/01/2010 to 12/31/2010.........  $ 7.43344     $ 9.37744           0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.15161     $ 6.32280           0
   01/01/2009 to 12/31/2009.........  $ 6.32280     $ 7.59732           0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2010 to 12/31/2010.........  $ 7.59732     $ 8.95779            0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.10112     $ 5.56589            0
   01/01/2009 to 12/31/2009.........  $ 5.56589     $ 9.08604            0
   01/01/2010 to 12/31/2010.........  $ 9.08604     $10.89161            0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.50651     $10.24080            0
   01/01/2009 to 12/31/2009.........  $10.24080     $11.06679            0
   01/01/2010 to 12/31/2010.........  $11.06679     $11.27238            0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.86023     $10.14838        2,807
   01/01/2009 to 12/31/2009.........  $10.14838     $11.59335       21,614
   01/01/2010 to 12/31/2010.........  $11.59335     $12.24288       20,728
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.41138     $ 8.27260       43,668
   01/01/2009 to 12/31/2009.........  $ 8.27260     $ 9.73531       43,451
   01/01/2010 to 12/31/2010.........  $ 9.73531     $10.55321       21,482
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.29071     $ 5.84939            0
   01/01/2009 to 12/31/2009.........  $ 5.84939     $ 6.98586            0
   01/01/2010 to 12/31/2010.........  $ 6.98586     $ 7.87945            0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.14713     $ 7.12072        5,321
   01/01/2009 to 12/31/2009.........  $ 7.12072     $ 8.89454        7,095
   01/01/2010 to 12/31/2010.........  $ 8.89454     $ 9.75005        7,148
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.46336     $ 6.28194            0
   01/01/2009 to 12/31/2009.........  $ 6.28194     $ 8.24680            0
   01/01/2010 to 12/31/2010.........  $ 8.24680     $11.02938            0
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.34639     $ 6.50560        1,503
   01/01/2009 to 12/31/2009.........  $ 6.50560     $ 8.09990            0
   01/01/2010 to 12/31/2010.........  $ 8.09990     $10.00506            0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   05/01/2008* to 12/31/2008........  $10.03863     $ 7.39806       27,037
   01/01/2009 to 12/31/2009.........  $ 7.39806     $ 9.00350       31,614
   01/01/2010 to 12/31/2010.........  $ 9.00350     $ 9.84496       28,629
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.99567     $10.13609            0
   01/01/2009 to 12/31/2009.........  $10.13609     $11.14105            0
   01/01/2010 to 12/31/2010.........  $11.14105     $11.54964            0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.61495     $ 5.86411            0
   01/01/2009 to 12/31/2009.........  $ 5.86411     $ 8.81748            0
   01/01/2010 to 12/31/2010.........  $ 8.81748     $10.01116            0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2008* to 12/31/2008........  $12.03339     $ 5.69990            0
   01/01/2009 to 12/31/2009.........  $ 5.69990     $ 8.34555            0
   01/01/2010 to 12/31/2010.........  $ 8.34555     $ 9.85534            0
AST VALUE PORTFOLIO
FORMERLY, AST DEAM LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.34863     $ 6.02426            0
   01/01/2009 to 12/31/2009.........  $ 6.02426     $ 6.98434            0
   01/01/2010 to 12/31/2010.........  $ 6.98434     $ 7.69919            0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.22718     $ 9.27028            0
   01/01/2009 to 12/31/2009.........  $ 9.27028     $10.14521            0
   01/01/2010 to 12/31/2010.........  $10.14521     $10.72156            0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008........  $10.07802     $ 6.62866        4,343
   01/01/2009 to 12/31/2009.........  $ 6.62866     $ 8.45227        5,708
   01/01/2010 to 12/31/2010.........  $ 8.45227     $ 9.13481        5,179
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08890     $ 7.65473            0
   01/01/2009 to 12/31/2009.........  $ 7.65473     $ 9.12280            0
   01/01/2010 to 12/31/2010.........  $ 9.12280     $10.49642            0
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008........  $10.26792     $ 7.02704            0
   01/01/2009 to 12/31/2009.........  $ 7.02704     $ 9.01120            0
   01/01/2010 to 12/31/2010.........  $ 9.01120     $10.72399            0
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008........  $10.38561     $ 5.26039            0
   01/01/2009 to 12/31/2009.........  $ 5.26039     $ 5.93110            0
   01/01/2010 to 12/31/2010.........  $ 5.93110     $ 6.45020            0
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008........  $10.15183     $ 8.31794            0
   01/01/2009 to 12/31/2009.........  $ 8.31794     $ 9.74937            0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2010 to 12/31/2010.........  $ 9.74937     $ 9.82982         0
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008........  $10.16534     $ 6.08347         0
   01/01/2009 to 12/31/2009.........  $ 6.08347     $ 7.40125         0
   01/01/2010 to 12/31/2010.........  $ 7.40125     $ 8.97917         0
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008........  $10.11057     $ 6.70173         0
   01/01/2009 to 12/31/2009.........  $ 6.70173     $ 8.52372         0
   01/01/2010 to 12/31/2010.........  $ 8.52372     $ 9.45813         0
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008........  $10.24135     $ 6.25788         0
   01/01/2009 to 12/31/2009.........  $ 6.25788     $ 7.32913         0
   01/01/2010 to 12/31/2010.........  $ 7.32913     $ 8.11173         0
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008........  $10.07235     $ 6.18606         0
   01/01/2009 to 12/31/2009.........  $ 6.18606     $ 8.38835         0
   01/01/2010 to 12/31/2010.........  $ 8.38835     $10.56068         0
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008........  $10.18832     $ 6.44991         0
   01/01/2009 to 12/31/2009.........  $ 6.44991     $ 8.27544         0
   01/01/2010 to 12/31/2010.........  $ 8.27544     $ 9.77229         0
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008........  $10.25882     $ 5.50598         0
   01/01/2009 to 12/31/2009.........  $ 5.50598     $ 6.90377         0
   01/01/2010 to 12/31/2010.........  $ 6.90377     $ 8.43954         0
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008........  $10.11347     $ 6.79467         0
   01/01/2009 to 12/31/2009.........  $ 6.79467     $ 8.40444         0
   01/01/2010 to 12/31/2010.........  $ 8.40444     $10.35917         0
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008........  $10.22847     $ 7.16333         0
   01/01/2009 to 12/31/2009.........  $ 7.16333     $ 8.45551         0
   01/01/2010 to 12/31/2010.........  $ 8.45551     $10.12176         0
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008........  $10.27804     $ 7.25266         0
   01/01/2009 to 12/31/2009.........  $ 7.25266     $ 7.63063         0
   01/01/2010 to 12/31/2010.........  $ 7.63063     $ 8.65440         0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008........  $10.09850     $7.19946          0
   01/01/2009 to 12/31/2009.........  $ 7.19946     $7.81582          0
   01/01/2010 to 12/31/2010.........  $ 7.81582     $8.11830          0



* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS L SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

              ACCUMULATION UNIT VALUES: TRUEINCOME OR TRUEINCOME
                           HIGHEST DAILY (2.10%) OR
                      TRUEACCUMULATION HD 60 BPS (2.10%)



                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09271     $10.41494      157,484
   01/01/2008 to 12/31/2008.........  $10.41494     $ 6.95362      108,570
   01/01/2009 to 12/31/2009.........  $ 6.95362     $ 8.46930      115,425
   01/01/2010 to 12/31/2010.........  $ 8.46930     $ 9.28739      114,042
AST ADVANCED STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11436     $10.46569       10,815
   01/01/2008 to 12/31/2008.........  $10.46569     $ 7.19518       13,917
   01/01/2009 to 12/31/2009.........  $ 7.19518     $ 8.89332       17,693
   01/01/2010 to 12/31/2010.........  $ 8.89332     $ 9.90406       17,295
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12987     $10.34051            0
   01/01/2008 to 12/31/2008.........  $10.34051     $ 5.84082            0
   01/01/2009 to 12/31/2009.........  $ 5.84082     $ 7.34699            0
   01/01/2010 to 12/31/2010.........  $ 7.34699     $ 8.24888            0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09062     $ 9.46923            0
   01/01/2008 to 12/31/2008.........  $ 9.46923     $ 5.38974            0
   01/01/2009 to 12/31/2009.........  $ 5.38974     $ 6.53486            0
   01/01/2010 to 12/31/2010.........  $ 6.53486     $ 7.24797            0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07329     $10.18914            0
   01/01/2008 to 12/31/2008.........  $10.18914     $ 5.91860            0
   01/01/2009 to 12/31/2009.........  $ 5.91860     $ 6.90906            0
   01/01/2010 to 12/31/2010.........  $ 6.90906     $ 7.63885            0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.06578     $ 9.54208            0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2008 to 12/31/2008.........  $ 9.54208     $ 6.09835            0
   01/01/2009 to 12/31/2009.........  $ 6.09835     $ 7.03429            0
   01/01/2010 to 12/31/2010.........  $ 7.03429     $ 7.84342            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07648     $10.42547       23,605
   01/01/2008 to 12/31/2008.........  $10.42547     $ 7.28022       22,539
   01/01/2009 to 12/31/2009.........  $ 7.28022     $ 8.79140       22,771
   01/01/2010 to 12/31/2010.........  $ 8.79140     $ 9.67070       18,526
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009........  $ 9.99886     $ 9.35330            0
   01/01/2010 to 12/31/2010.........  $ 9.35330     $10.12961            0
AST BOND PORTFOLIO 2018
   05/01/2008* to 12/31/2008........  $10.02961     $12.14399            0
   01/01/2009 to 12/31/2009.........  $12.14399     $11.17415            0
   01/01/2010 to 12/31/2010.........  $11.17415     $12.16815            0
AST BOND PORTFOLIO 2019
   05/01/2008* to 12/31/2008........  $10.02958     $12.20118            0
   01/01/2009 to 12/31/2009.........  $12.20118     $11.02963            0
   01/01/2010 to 12/31/2010.........  $11.02963     $12.02983            0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009........  $ 9.99886     $ 8.76565            0
   01/01/2010 to 12/31/2010.........  $ 8.76565     $ 9.60193            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010........  $ 9.99772     $10.97921            0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11584     $10.40053      132,575
   01/01/2008 to 12/31/2008.........  $10.40053     $ 6.62728       60,457
   01/01/2009 to 12/31/2009.........  $ 6.62728     $ 8.13484       71,028
   01/01/2010 to 12/31/2010.........  $ 8.13484     $ 9.03295       69,086
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09916     $ 6.67897            0
   01/01/2009 to 12/31/2009.........  $ 6.67897     $ 8.29786            0
   01/01/2010 to 12/31/2010.........  $ 8.29786     $ 9.29266            0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08098     $ 7.32617          928
   01/01/2009 to 12/31/2009.........  $ 7.32617     $ 8.85339          995
   01/01/2010 to 12/31/2010.........  $ 8.85339     $ 9.70450          994
AST COHEN & STEERS REALTY PORTFOLIO

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   07/30/2007* to 12/31/2007........  $10.10558     $ 9.35089            0
   01/01/2008 to 12/31/2008.........  $ 9.35089     $ 5.94805            0
   01/01/2009 to 12/31/2009.........  $ 5.94805     $ 7.68548            0
   01/01/2010 to 12/31/2010.........  $ 7.68548     $ 9.68694            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12701     $ 8.81881            0
   01/01/2008 to 07/18/2008.........  $ 8.81881     $ 8.06178            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09491     $10.19690            0
   01/01/2008 to 12/31/2008.........  $10.19690     $ 5.58338            0
   01/01/2009 to 12/31/2009.........  $ 5.58338     $ 7.25452            0
   01/01/2010 to 12/31/2010.........  $ 7.25452     $ 9.41765            0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
FORMERLY, AST NIEMANN CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10349     $ 7.48592            0
   01/01/2009 to 12/31/2009.........  $ 7.48592     $ 8.88836            0
   01/01/2010 to 12/31/2010.........  $ 8.88836     $ 9.86521            0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08854     $10.40957       63,258
   01/01/2008 to 12/31/2008.........  $10.40957     $ 6.67917       21,438
   01/01/2009 to 12/31/2009.........  $ 6.67917     $ 8.10181       24,961
   01/01/2010 to 12/31/2010.........  $ 8.10181     $ 9.07477       29,102
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12419     $10.54610      335,447
   01/01/2008 to 12/31/2008.........  $10.54610     $ 6.12391      636,184
   01/01/2009 to 12/31/2009.........  $ 6.12391     $ 7.55570      513,417
   01/01/2010 to 12/31/2010.........  $ 7.55570     $ 8.80766      586,805
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008........  $ 9.99830     $ 7.45902            0
   01/01/2009 to 11/13/2009.........  $ 7.45902     $ 8.31239            0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.17497     $ 6.10192            0
   01/01/2009 to 12/31/2009.........  $ 6.10192     $ 8.07398            0
   01/01/2010 to 12/31/2010.........  $ 8.07398     $ 9.50503            0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   07/30/2007* to 12/31/2007........  $10.13378     $10.39215            0
   01/01/2008 to 12/31/2008.........  $10.39215     $ 6.07940            0
   01/01/2009 to 12/31/2009.........  $ 6.07940     $ 8.89546            0
   01/01/2010 to 12/31/2010.........  $ 8.89546     $ 9.60851            0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12374     $10.40831            0
   01/01/2008 to 12/31/2008.........  $10.40831     $ 6.03549            0
   01/01/2009 to 12/31/2009.........  $ 6.03549     $ 9.28613            0
   01/01/2010 to 12/31/2010.........  $ 9.28613     $10.89803            0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.03318     $ 7.62511            0
   01/01/2009 to 12/31/2009.........  $ 7.62511     $ 9.47295            0
   01/01/2010 to 12/31/2010.........  $ 9.47295     $11.76127            0
AST HIGH YIELD PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.01059     $10.50680            0
   01/01/2008 to 12/31/2008.........  $10.50680     $ 7.66190            0
   01/01/2009 to 12/31/2009.........  $ 7.66190     $10.17204            0
   01/01/2010 to 12/31/2010.........  $10.17204     $11.30746            0
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11168     $ 7.11975        2,988
   01/01/2009 to 12/31/2009.........  $ 7.11975     $ 8.83271        2,988
   01/01/2010 to 12/31/2010.........  $ 8.83271     $ 9.84615        2,988
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08916     $ 7.59467            0
   01/01/2009 to 12/31/2009.........  $ 7.59467     $ 9.17757            0
   01/01/2010 to 12/31/2010.........  $ 9.17757     $10.03106            0
AST INTERNATIONAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.24164     $11.05145            0
   01/01/2008 to 12/31/2008.........  $11.05145     $ 5.38671            0
   01/01/2009 to 12/31/2009.........  $ 5.38671     $ 7.13750            0
   01/01/2010 to 12/31/2010.........  $ 7.13750     $ 8.00407            0
AST INTERNATIONAL VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18841     $10.45478            0
   01/01/2008 to 12/31/2008.........  $10.45478     $ 5.73374            0
   01/01/2009 to 12/31/2009.........  $ 5.73374     $ 7.32827            0
   01/01/2010 to 12/31/2010.........  $ 7.32827     $ 7.97286            0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
FORMERLY, AST UBS DYNAMIC ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08280     $ 9.67660       93,467
   01/01/2008 to 12/31/2008.........  $ 9.67660     $ 7.80791       34,768
   01/01/2009 to 12/31/2009.........  $ 7.80791     $ 9.33096       50,079
   01/01/2010 to 12/31/2010.........  $ 9.33096     $ 9.80767       43,322
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08368     $10.28497            0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2010 to 12/31/2010.........  $10.28497     $11.21312         0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14506     $10.29478         0
   01/01/2010 to 12/31/2010.........  $10.29478     $11.46645         0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18181     $10.32559         0
   01/01/2008 to 12/31/2008.........  $10.32559     $ 5.92811         0
   01/01/2009 to 12/31/2009.........  $ 5.92811     $ 7.88925         0
   01/01/2010 to 12/31/2010.........  $ 7.88925     $ 8.28083         0
AST LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09184     $ 9.54402         0
   01/01/2008 to 12/31/2008.........  $ 9.54402     $ 5.46911         0
   01/01/2009 to 12/31/2009.........  $ 5.46911     $ 6.39755         0
   01/01/2010 to 12/31/2010.........  $ 6.39755     $ 7.09039         0
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00675     $10.38092         0
   01/01/2008 to 12/31/2008.........  $10.38092     $ 7.80300         0
   01/01/2009 to 12/31/2009.........  $ 7.80300     $10.28687         0
   01/01/2010 to 12/31/2010.........  $10.28687     $11.42650         0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13280     $10.80754         0
   01/01/2008 to 12/31/2008.........  $10.80754     $ 5.96346         0
   01/01/2009 to 12/31/2009.........  $ 5.96346     $ 7.57875         0
   01/01/2010 to 12/31/2010.........  $ 7.57875     $ 8.88887         0
AST MFS GLOBAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15619     $10.41485         0
   01/01/2008 to 12/31/2008.........  $10.41485     $ 6.73316         0
   01/01/2009 to 12/31/2009.........  $ 6.73316     $ 8.67215         0
   01/01/2010 to 12/31/2010.........  $ 8.67215     $ 9.51681         0
AST MFS GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10829     $10.74686         0
   01/01/2008 to 12/31/2008.........  $10.74686     $ 6.70436         0
   01/01/2009 to 12/31/2009.........  $ 6.70436     $ 8.16203         0
   01/01/2010 to 12/31/2010.........  $ 8.16203     $ 9.01594         0
AST MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07728     $ 9.73328         0
   01/01/2008 to 12/31/2008.........  $ 9.73328     $ 5.89835         0
   01/01/2009 to 12/31/2009.........  $ 5.89835     $ 8.02315         0
   01/01/2010 to 12/31/2010.........  $ 8.02315     $ 9.71315         0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST MONEY MARKET PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99961     $10.11238            0
   01/01/2008 to 12/31/2008.........  $10.11238     $10.15285            0
   01/01/2009 to 12/31/2009.........  $10.15285     $ 9.96797            0
   01/01/2010 to 12/31/2010.........  $ 9.96797     $ 9.76515            0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10441     $10.00821            0
   01/01/2008 to 12/31/2008.........  $10.00821     $ 5.65978            0
   01/01/2009 to 12/31/2009.........  $ 5.65978     $ 7.79620            0
   01/01/2010 to 12/31/2010.........  $ 7.79620     $ 9.42520            0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15807     $10.48386            0
   01/01/2008 to 12/31/2008.........  $10.48386     $ 5.83391            0
   01/01/2009 to 12/31/2009.........  $ 5.83391     $ 7.41584            0
   01/01/2010 to 12/31/2010.........  $ 7.41584     $ 9.34599            0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05109     $11.21928            0
   01/01/2008 to 12/31/2008.........  $11.21928     $ 6.31385            0
   01/01/2009 to 12/31/2009.........  $ 6.31385     $ 7.57912            0
   01/01/2010 to 12/31/2010.........  $ 7.57912     $ 8.92744            0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.10104     $ 5.56341            0
   01/01/2009 to 12/31/2009.........  $ 5.56341     $ 9.07313            0
   01/01/2010 to 12/31/2010.........  $ 9.07313     $10.86534            0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99829     $10.32629            0
   01/01/2008 to 12/31/2008.........  $10.32629     $10.22650            0
   01/01/2009 to 12/31/2009.........  $10.22650     $11.04052            0
   01/01/2010 to 12/31/2010.........  $11.04052     $11.23460            0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.98966     $10.58636            0
   01/01/2008 to 12/31/2008.........  $10.58636     $10.13421            0
   01/01/2009 to 12/31/2009.........  $10.13421     $11.56573            0
   01/01/2010 to 12/31/2010.........  $11.56573     $12.20183            0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05206     $10.47598       22,715
   01/01/2008 to 12/31/2008.........  $10.47598     $ 8.26107       40,055
   01/01/2009 to 12/31/2009.........  $ 8.26107     $ 9.71216      119,615
   01/01/2010 to 12/31/2010.........  $ 9.71216     $10.51778      106,124
AST QMA US EQUITY ALPHA PORTFOLIO

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   07/30/2007* to 12/31/2007........  $10.08298     $ 9.73188            0
   01/01/2008 to 12/31/2008.........  $ 9.73188     $ 5.84112            0
   01/01/2009 to 12/31/2009.........  $ 5.84112     $ 6.96923            0
   01/01/2010 to 12/31/2010.........  $ 6.96923     $ 7.85302            0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08173     $10.40014        6,449
   01/01/2008 to 12/31/2008.........  $10.40014     $ 7.11067        2,306
   01/01/2009 to 12/31/2009.........  $ 7.11067     $ 8.87338       10,482
   01/01/2010 to 12/31/2010.........  $ 8.87338     $ 9.71717        2,408
AST SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09639     $ 9.85369            0
   01/01/2008 to 12/31/2008.........  $ 9.85369     $ 6.27311            0
   01/01/2009 to 12/31/2009.........  $ 6.27311     $ 8.22706            0
   01/01/2010 to 12/31/2010.........  $ 8.22706     $10.99213            0
AST SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09252     $ 9.43781            0
   01/01/2008 to 12/31/2008.........  $ 9.43781     $ 6.49656            0
   01/01/2009 to 12/31/2009.........  $ 6.49656     $ 8.08080            0
   01/01/2010 to 12/31/2010.........  $ 8.08080     $ 9.97180            0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.06952     $10.18543       83,481
   01/01/2008 to 12/31/2008.........  $10.18543     $ 7.38762       88,903
   01/01/2009 to 12/31/2009.........  $ 7.38762     $ 8.98204       96,723
   01/01/2010 to 12/31/2010.........  $ 8.98204     $ 9.81180      131,256
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00672     $10.59242            0
   01/01/2008 to 12/31/2008.........  $10.59242     $10.12189            0
   01/01/2009 to 12/31/2009.........  $10.12189     $11.11442            0
   01/01/2010 to 12/31/2010.........  $11.11442     $11.51070            0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.14510     $10.06023            0
   01/01/2008 to 12/31/2008.........  $10.06023     $ 5.85587            0
   01/01/2009 to 12/31/2009.........  $ 5.85587     $ 8.79623            0
   01/01/2010 to 12/31/2010.........  $ 8.79623     $ 9.97721            0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18006     $11.62021            0
   01/01/2008 to 12/31/2008.........  $11.62021     $ 5.69192            0
   01/01/2009 to 12/31/2009.........  $ 5.69192     $ 8.32575            0
   01/01/2010 to 12/31/2010.........  $ 8.32575     $ 9.82226            0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST VALUE PORTFOLIO
FORMERLY, AST DEAM LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07754     $ 9.79668            0
   01/01/2008 to 12/31/2008.........  $ 9.79668     $ 6.01589            0
   01/01/2009 to 12/31/2009.........  $ 6.01589     $ 6.96779            0
   01/01/2010 to 12/31/2010.........  $ 6.96779     $ 7.67346            0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007........  $ 9.99829     $ 9.97440            0
   01/01/2008 to 12/31/2008.........  $ 9.97440     $ 9.26012            0
   01/01/2009 to 12/31/2009.........  $ 9.26012     $10.12411            0
   01/01/2010 to 12/31/2010.........  $10.12411     $10.68882            0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008........  $10.07800     $ 6.62439       13,095
   01/01/2009 to 12/31/2009.........  $ 6.62439     $ 8.43856       13,278
   01/01/2010 to 12/31/2010.........  $ 8.43856     $ 9.11111       12,273
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08888     $ 7.64976            0
   01/01/2009 to 12/31/2009.........  $ 7.64976     $ 9.10795            0
   01/01/2010 to 12/31/2010.........  $ 9.10795     $10.46916            0
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008........  $10.26789     $ 7.02236            0
   01/01/2009 to 12/31/2009.........  $ 7.02236     $ 8.99625            0
   01/01/2010 to 12/31/2010.........  $ 8.99625     $10.69559            0
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008........  $10.38558     $ 5.25691            0
   01/01/2009 to 12/31/2009.........  $ 5.25691     $ 5.92130            0
   01/01/2010 to 12/31/2010.........  $ 5.92130     $ 6.43327            0
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008........  $10.15181     $ 8.31248            0
   01/01/2009 to 12/31/2009.........  $ 8.31248     $ 9.73326            0
   01/01/2010 to 12/31/2010.........  $ 9.73326     $ 9.80396            0
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008........  $10.16531     $ 6.07943            0
   01/01/2009 to 12/31/2009.........  $ 6.07943     $ 7.38902            0
   01/01/2010 to 12/31/2010.........  $ 7.38902     $ 8.95555            0
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008........  $10.11054     $ 6.69733            0
   01/01/2009 to 12/31/2009.........  $ 6.69733     $ 8.50977            0
   01/01/2010 to 12/31/2010.........  $ 8.50977     $ 9.43334            0
PROFUND VP LARGE-CAP VALUE

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   05/01/2008* to 12/31/2008........  $10.24132     $ 6.25377            0
   01/01/2009 to 12/31/2009.........  $ 6.25377     $ 7.31722       28,406
   01/01/2010 to 12/31/2010.........  $ 7.31722     $ 8.09071            0
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008........  $10.07232     $ 6.18197            0
   01/01/2009 to 12/31/2009.........  $ 6.18197     $ 8.37467            0
   01/01/2010 to 12/31/2010.........  $ 8.37467     $10.53324            0
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008........  $10.18830     $ 6.44572            0
   01/01/2009 to 12/31/2009.........  $ 6.44572     $ 8.26194            0
   01/01/2010 to 12/31/2010.........  $ 8.26194     $ 9.74674            0
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008........  $10.25880     $ 5.50233            0
   01/01/2009 to 12/31/2009.........  $ 5.50233     $ 6.89226            0
   01/01/2010 to 12/31/2010.........  $ 6.89226     $ 8.41715            0
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008........  $10.11344     $ 6.79012            0
   01/01/2009 to 12/31/2009.........  $ 6.79012     $ 8.39058            0
   01/01/2010 to 12/31/2010.........  $ 8.39058     $10.33181            0
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008........  $10.22844     $ 7.15854            0
   01/01/2009 to 12/31/2009.........  $ 7.15854     $ 8.44145            0
   01/01/2010 to 12/31/2010.........  $ 8.44145     $10.09504            0
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008........  $10.27802     $ 7.24793            0
   01/01/2009 to 12/31/2009.........  $ 7.24793     $ 7.61825            0
   01/01/2010 to 12/31/2010.........  $ 7.61825     $ 8.63183            0
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008........  $10.09847     $ 7.19471            0
   01/01/2009 to 12/31/2009.........  $ 7.19471     $ 7.80298            0
   01/01/2010 to 12/31/2010.........  $ 7.80298     $ 8.09711            0



* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS L SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

           ACCUMULATION UNIT VALUES: SPOUSAL TRUEINCOME ONLY (2.25%)



                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09259     $10.40836       35,752
   01/01/2008 to 12/31/2008.........  $10.40836     $ 6.93900      105,752
   01/01/2009 to 12/31/2009.........  $ 6.93900     $ 8.43907      103,608
   01/01/2010 to 12/31/2010.........  $ 8.43907     $ 9.24057      101,061
AST ADVANCED STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11424     $10.45911        4,361
   01/01/2008 to 12/31/2008.........  $10.45911     $ 7.18015        4,026
   01/01/2009 to 12/31/2009.........  $ 7.18015     $ 8.86174        4,268
   01/01/2010 to 12/31/2010.........  $ 8.86174     $ 9.85443        4,407
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12975     $10.33392            0
   01/01/2008 to 12/31/2008.........  $10.33392     $ 5.82845            0
   01/01/2009 to 12/31/2009.........  $ 5.82845     $ 7.32065            0
   01/01/2010 to 12/31/2010.........  $ 7.32065     $ 8.20731            0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09050     $ 9.46330            0
   01/01/2008 to 12/31/2008.........  $ 9.46330     $ 5.37837            0
   01/01/2009 to 12/31/2009.........  $ 5.37837     $ 6.51148            0
   01/01/2010 to 12/31/2010.........  $ 6.51148     $ 7.21138            0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07317     $10.18268            0
   01/01/2008 to 12/31/2008.........  $10.18268     $ 5.90611            0
   01/01/2009 to 12/31/2009.........  $ 5.90611     $ 6.88429            0
   01/01/2010 to 12/31/2010.........  $ 6.88429     $ 7.60027            0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.06566     $ 9.53605            0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2008 to 12/31/2008.........  $ 9.53605     $ 6.08557            0
   01/01/2009 to 12/31/2009.........  $ 6.08557     $ 7.00925            0
   01/01/2010 to 12/31/2010.........  $ 7.00925     $ 7.80396            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07636     $10.41889            0
   01/01/2008 to 12/31/2008.........  $10.41889     $ 7.26485        6,336
   01/01/2009 to 12/31/2009.........  $ 7.26485     $ 8.76001        5,968
   01/01/2010 to 12/31/2010.........  $ 8.76001     $ 9.62204        5,653
AST BOND PORTFOLIO 2016
   05/01/2009* to 12/31/2009........  $ 9.93817     $ 9.60029            0
   01/01/2010 to 12/31/2010.........  $ 9.60029     $10.38175            0
AST BOND PORTFOLIO 2018
   05/01/2009* to 12/31/2009........  $ 9.92260     $ 9.66602            0
   01/01/2010 to 12/31/2010.........  $ 9.66602     $10.51037            0
AST BOND PORTFOLIO 2019
   05/01/2009* to 12/31/2009........  $ 9.90537     $ 9.56692            0
   01/01/2010 to 12/31/2010.........  $ 9.56692     $10.41909            0
AST BOND PORTFOLIO 2020
   05/01/2009* to 12/31/2009........  $ 9.88409     $ 9.24215            0
   01/01/2010 to 12/31/2010.........  $ 9.24215     $10.10897            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010........  $ 9.99756     $10.96313            0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11572     $10.39394        2,313
   01/01/2008 to 12/31/2008.........  $10.39394     $ 6.61333       31,383
   01/01/2009 to 12/31/2009.........  $ 6.61333     $ 8.10575       29,699
   01/01/2010 to 12/31/2010.........  $ 8.10575     $ 8.98747       30,032
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09912     $ 6.67241            0
   01/01/2009 to 12/31/2009.........  $ 6.67241     $ 8.27737            0
   01/01/2010 to 12/31/2010.........  $ 8.27737     $ 9.25612            0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08094     $ 7.31892            0
   01/01/2009 to 12/31/2009.........  $ 7.31892     $ 8.83168            0
   01/01/2010 to 12/31/2010.........  $ 8.83168     $ 9.66656            0
AST COHEN & STEERS REALTY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10546     $ 9.34498            0
   01/01/2008 to 12/31/2008.........  $ 9.34498     $ 5.93547            0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2009 to 12/31/2009.........  $ 5.93547     $ 7.65792            0
   01/01/2010 to 12/31/2010.........  $ 7.65792     $ 9.63797            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12689     $ 8.81330            0
   01/01/2008 to 07/18/2008.........  $ 8.81330     $ 8.05024            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09479     $10.19042            0
   01/01/2008 to 12/31/2008.........  $10.19042     $ 5.57163            0
   01/01/2009 to 12/31/2009.........  $ 5.57163     $ 7.22865            0
   01/01/2010 to 12/31/2010.........  $ 7.22865     $ 9.37021            0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
FORMERLY, AST NIEMANN CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10345     $ 7.47848            0
   01/01/2009 to 12/31/2009.........  $ 7.47848     $ 8.86641            0
   01/01/2010 to 12/31/2010.........  $ 8.86641     $ 9.82645            0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08842     $10.40308       36,393
   01/01/2008 to 12/31/2008.........  $10.40308     $ 6.66519       48,519
   01/01/2009 to 12/31/2009.........  $ 6.66519     $ 8.07303       36,333
   01/01/2010 to 12/31/2010.........  $ 8.07303     $ 9.02920       35,724
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12407     $10.53944        3,839
   01/01/2008 to 12/31/2008.........  $10.53944     $ 6.11107        7,192
   01/01/2009 to 12/31/2009.........  $ 6.11107     $ 7.52883        7,929
   01/01/2010 to 12/31/2010.........  $ 7.52883     $ 8.76348        4,225
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008........  $ 9.99818     $ 7.45395            0
   01/01/2009 to 11/13/2009.........  $ 7.45395     $ 8.29610            0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.17485     $ 6.09787            0
   01/01/2009 to 12/31/2009.........  $ 6.09787     $ 8.05662            0
   01/01/2010 to 12/31/2010.........  $ 8.05662     $ 9.47077            0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13366     $10.38560            0
   01/01/2008 to 12/31/2008.........  $10.38560     $ 6.06661            0
   01/01/2009 to 12/31/2009.........  $ 6.06661     $ 8.86369            0
   01/01/2010 to 12/31/2010.........  $ 8.86369     $ 9.56020            0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12362     $10.40181            0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2008 to 12/31/2008.........  $10.40181     $ 6.02276            0
   01/01/2009 to 12/31/2009.........  $ 6.02276     $ 9.25287            0
   01/01/2010 to 12/31/2010.........  $ 9.25287     $10.84297            0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.03306     $ 7.61996            0
   01/01/2009 to 12/31/2009.........  $ 7.61996     $ 9.45270            0
   01/01/2010 to 12/31/2010.........  $ 9.45270     $11.71899            0
AST HIGH YIELD PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.01047     $10.50020            0
   01/01/2008 to 12/31/2008.........  $10.50020     $ 7.64586            0
   01/01/2009 to 12/31/2009.........  $ 7.64586     $10.13591            0
   01/01/2010 to 12/31/2010.........  $10.13591     $11.25074            0
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11164     $ 7.11280            0
   01/01/2009 to 12/31/2009.........  $ 7.11280     $ 8.81105            0
   01/01/2010 to 12/31/2010.........  $ 8.81105     $ 9.80753            0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08912     $ 7.58712            0
   01/01/2009 to 12/31/2009.........  $ 7.58712     $ 9.15495            0
   01/01/2010 to 12/31/2010.........  $ 9.15495     $ 9.99172            0
AST INTERNATIONAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.24152     $11.04445            0
   01/01/2008 to 12/31/2008.........  $11.04445     $ 5.37533            0
   01/01/2009 to 12/31/2009.........  $ 5.37533     $ 7.11204            0
   01/01/2010 to 12/31/2010.........  $ 7.11204     $ 7.96369            0
AST INTERNATIONAL VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18829     $10.44818            0
   01/01/2008 to 12/31/2008.........  $10.44818     $ 5.72167            0
   01/01/2009 to 12/31/2009.........  $ 5.72167     $ 7.30212            0
   01/01/2010 to 12/31/2010.........  $ 7.30212     $ 7.93270            0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
FORMERLY, AST UBS DYNAMIC ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08268     $ 9.67051        1,198
   01/01/2008 to 12/31/2008.........  $ 9.67051     $ 7.79152       15,325
   01/01/2009 to 12/31/2009.........  $ 7.79152     $ 9.29772       29,382
   01/01/2010 to 12/31/2010.........  $ 9.29772     $ 9.75836       29,316
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08356     $10.28296            0
   01/01/2010 to 12/31/2010.........  $10.28296     $11.19445            0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14494     $10.29276         0
   01/01/2010 to 12/31/2010.........  $10.29276     $11.44743         0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18169     $10.31917         0
   01/01/2008 to 12/31/2008.........  $10.31917     $ 5.91568         0
   01/01/2009 to 12/31/2009.........  $ 5.91568     $ 7.86117         0
   01/01/2010 to 12/31/2010.........  $ 7.86117     $ 8.23915         0
AST LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09172     $ 9.53794         0
   01/01/2008 to 12/31/2008.........  $ 9.53794     $ 5.45762         0
   01/01/2009 to 12/31/2009.........  $ 5.45762     $ 6.37465         0
   01/01/2010 to 12/31/2010.........  $ 6.37465     $ 7.05469         0
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00663     $10.37439         0
   01/01/2008 to 12/31/2008.........  $10.37439     $ 7.78667         0
   01/01/2009 to 12/31/2009.........  $ 7.78667     $10.25013         0
   01/01/2010 to 12/31/2010.........  $10.25013     $11.36902         0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13268     $10.80077         0
   01/01/2008 to 12/31/2008.........  $10.80077     $ 5.95100         0
   01/01/2009 to 12/31/2009.........  $ 5.95100     $ 7.55184         0
   01/01/2010 to 12/31/2010.........  $ 7.55184     $ 8.84435         0
AST MFS GLOBAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15607     $10.40826         0
   01/01/2008 to 12/31/2008.........  $10.40826     $ 6.71901         0
   01/01/2009 to 12/31/2009.........  $ 6.71901     $ 8.64125         0
   01/01/2010 to 12/31/2010.........  $ 8.64125     $ 9.46896         0
AST MFS GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10817     $10.74006         0
   01/01/2008 to 12/31/2008.........  $10.74006     $ 6.69032         0
   01/01/2009 to 12/31/2009.........  $ 6.69032     $ 8.13318         0
   01/01/2010 to 12/31/2010.........  $ 8.13318     $ 8.97093         0
AST MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07716     $ 9.72712         0
   01/01/2008 to 12/31/2008.........  $ 9.72712     $ 5.88593         0
   01/01/2009 to 12/31/2009.........  $ 5.88593     $ 7.99459         0
   01/01/2010 to 12/31/2010.........  $ 7.99459     $ 9.66434         0
AST MONEY MARKET PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99949     $10.10594         0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2008 to 12/31/2008.........  $10.10594     $10.13142           0
   01/01/2009 to 12/31/2009.........  $10.13142     $ 9.93250           0
   01/01/2010 to 12/31/2010.........  $ 9.93250     $ 9.71606           0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10429     $10.00185           0
   01/01/2008 to 12/31/2008.........  $10.00185     $ 5.64787           0
   01/01/2009 to 12/31/2009.........  $ 5.64787     $ 7.76834           0
   01/01/2010 to 12/31/2010.........  $ 7.76834     $ 9.37771           0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15795     $10.47719           0
   01/01/2008 to 12/31/2008.........  $10.47719     $ 5.82159           0
   01/01/2009 to 12/31/2009.........  $ 5.82159     $ 7.38931           0
   01/01/2010 to 12/31/2010.........  $ 7.38931     $ 9.29890           0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05097     $11.21223           0
   01/01/2008 to 12/31/2008.........  $11.21223     $ 6.30059           0
   01/01/2009 to 12/31/2009.........  $ 6.30059     $ 7.55208           0
   01/01/2010 to 12/31/2010.........  $ 7.55208     $ 8.88250           0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.10092     $ 5.55968           0
   01/01/2009 to 12/31/2009.........  $ 5.55968     $ 9.05371           0
   01/01/2010 to 12/31/2010.........  $ 9.05371     $10.82608           0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99817     $10.31976           0
   01/01/2008 to 12/31/2008.........  $10.31976     $10.20502           0
   01/01/2009 to 12/31/2009.........  $10.20502     $11.00111           0
   01/01/2010 to 12/31/2010.........  $11.00111     $11.17807           0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.98954     $10.57963           0
   01/01/2008 to 12/31/2008.........  $10.57963     $10.11299           0
   01/01/2009 to 12/31/2009.........  $10.11299     $11.52465           0
   01/01/2010 to 12/31/2010.........  $11.52465     $12.14060           0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05193     $10.46930           0
   01/01/2008 to 12/31/2008.........  $10.46930     $ 8.24363       7,614
   01/01/2009 to 12/31/2009.........  $ 8.24363     $ 9.67745       7,605
   01/01/2010 to 12/31/2010.........  $ 9.67745     $10.46483       7,598
AST QMA US EQUITY ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08286     $ 9.72566           0
   01/01/2008 to 12/31/2008.........  $ 9.72566     $ 5.82874           0
   01/01/2009 to 12/31/2009.........  $ 5.82874     $ 6.94419           0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2010 to 12/31/2010.........  $ 6.94419     $ 7.81316            0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08161     $10.39352            0
   01/01/2008 to 12/31/2008.........  $10.39352     $ 7.09576            0
   01/01/2009 to 12/31/2009.........  $ 7.09576     $ 8.84173            0
   01/01/2010 to 12/31/2010.........  $ 8.84173     $ 9.66838            0
AST SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09627     $ 9.84748            0
   01/01/2008 to 12/31/2008.........  $ 9.84748     $ 6.25989            0
   01/01/2009 to 12/31/2009.........  $ 6.25989     $ 8.19774            0
   01/01/2010 to 12/31/2010.........  $ 8.19774     $10.93692            0
AST SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09240     $ 9.43184            0
   01/01/2008 to 12/31/2008.........  $ 9.43184     $ 6.48284            0
   01/01/2009 to 12/31/2009.........  $ 6.48284     $ 8.05172            0
   01/01/2010 to 12/31/2010.........  $ 8.05172     $ 9.92121            0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.06940     $10.17909       15,839
   01/01/2008 to 12/31/2008.........  $10.17909     $ 7.37218       17,054
   01/01/2009 to 12/31/2009.........  $ 7.37218     $ 8.95004       21,617
   01/01/2010 to 12/31/2010.........  $ 8.95004     $ 9.76253       24,155
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00660     $10.58572            0
   01/01/2008 to 12/31/2008.........  $10.58572     $10.10058            0
   01/01/2009 to 12/31/2009.........  $10.10058     $11.07476            0
   01/01/2010 to 12/31/2010.........  $11.07476     $11.45282            0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.14498     $10.05385            0
   01/01/2008 to 12/31/2008.........  $10.05385     $ 5.84358            0
   01/01/2009 to 12/31/2009.........  $ 5.84358     $ 8.76503            0
   01/01/2010 to 12/31/2010.........  $ 8.76503     $ 9.92720            0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.17994     $11.61278            0
   01/01/2008 to 12/31/2008.........  $11.61278     $ 5.67991            0
   01/01/2009 to 12/31/2009.........  $ 5.67991     $ 8.29598            0
   01/01/2010 to 12/31/2010.........  $ 8.29598     $ 9.77266            0
AST VALUE PORTFOLIO
FORMERLY, AST DEAM LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07742     $ 9.79053            0
   01/01/2008 to 12/31/2008.........  $ 9.79053     $ 6.00324            0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2009 to 12/31/2009.........  $ 6.00324     $ 6.94298           0
   01/01/2010 to 12/31/2010.........  $ 6.94298     $ 7.63496           0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007........  $ 9.99817     $ 9.97260           0
   01/01/2008 to 12/31/2008.........  $ 9.97260     $ 9.24471           0
   01/01/2009 to 12/31/2009.........  $ 9.24471     $10.09245           0
   01/01/2010 to 12/31/2010.........  $10.09245     $10.63976           0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008........  $10.07796     $ 6.61786       2,993
   01/01/2009 to 12/31/2009.........  $ 6.61786     $ 8.41779       2,428
   01/01/2010 to 12/31/2010.........  $ 8.41779     $ 9.07537       7,480
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08884     $ 7.64220           0
   01/01/2009 to 12/31/2009.........  $ 7.64220     $ 9.08572           0
   01/01/2010 to 12/31/2010.........  $ 9.08572     $10.42831           0
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008........  $10.26785     $ 7.01546           0
   01/01/2009 to 12/31/2009.........  $ 7.01546     $ 8.97435           0
   01/01/2010 to 12/31/2010.........  $ 8.97435     $10.65388           0
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008........  $10.38554     $ 5.25169           0
   01/01/2009 to 12/31/2009.........  $ 5.25169     $ 5.90678           0
   01/01/2010 to 12/31/2010.........  $ 5.90678     $ 6.40803           0
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008........  $10.15177     $ 8.30432           0
   01/01/2009 to 12/31/2009.........  $ 8.30432     $ 9.70953           0
   01/01/2010 to 12/31/2010.........  $ 9.70953     $ 9.76564           0
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008........  $10.16527     $ 6.07342           0
   01/01/2009 to 12/31/2009.........  $ 6.07342     $ 7.37093           0
   01/01/2010 to 12/31/2010.........  $ 7.37093     $ 8.92062           0
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008........  $10.11050     $ 6.69071           0
   01/01/2009 to 12/31/2009.........  $ 6.69071     $ 8.48889           0
   01/01/2010 to 12/31/2010.........  $ 8.48889     $ 9.39644           0
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008........  $10.24128     $ 6.24761           0
   01/01/2009 to 12/31/2009.........  $ 6.24761     $ 7.29922           0
   01/01/2010 to 12/31/2010.........  $ 7.29922     $ 8.05893           0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008........  $10.07228     $ 6.17591         0
   01/01/2009 to 12/31/2009.........  $ 6.17591     $ 8.35410         0
   01/01/2010 to 12/31/2010.........  $ 8.35410     $10.49190         0
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008........  $10.18826     $ 6.43927         0
   01/01/2009 to 12/31/2009.........  $ 6.43927     $ 8.24163         0
   01/01/2010 to 12/31/2010.........  $ 8.24163     $ 9.70854         0
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008........  $10.25876     $ 5.49681         0
   01/01/2009 to 12/31/2009.........  $ 5.49681     $ 6.87529         0
   01/01/2010 to 12/31/2010.........  $ 6.87529     $ 8.38415         0
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008........  $10.11340     $ 6.78353         0
   01/01/2009 to 12/31/2009.........  $ 6.78353     $ 8.37013         0
   01/01/2010 to 12/31/2010.........  $ 8.37013     $10.29153         0
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008........  $10.22840     $ 7.15154         0
   01/01/2009 to 12/31/2009.........  $ 7.15154     $ 8.42077         0
   01/01/2010 to 12/31/2010.........  $ 8.42077     $10.05549         0
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008........  $10.27798     $ 7.24081         0
   01/01/2009 to 12/31/2009.........  $ 7.24081     $ 7.59949         0
   01/01/2010 to 12/31/2010.........  $ 7.59949     $ 8.59803         0
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008........  $10.09843     $ 7.18764         0
   01/01/2009 to 12/31/2009.........  $ 7.18764     $ 7.78380         0
   01/01/2010 to 12/31/2010.........  $ 7.78380     $ 8.06522         0



* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS L SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

          ACCUMULATION UNIT VALUES: WITH COMBO 5%/HAV 80 BPS (2.30%)



                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........   $6.92544     $8.42904             0
   01/01/2010 to 12/31/2010.........   $8.42904     $9.22519             0
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009.........   $7.16563     $8.85106         1,878
   01/01/2010 to 12/31/2010.........   $8.85106     $9.83777         1,876
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........   $5.77151     $7.31205             0
   01/01/2010 to 12/31/2010.........   $7.31205     $8.19375             0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........   $5.09682     $6.50369             0
   01/01/2010 to 12/31/2010.........   $6.50369     $7.19941             0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   05/01/2009 to 12/31/2009.........   $5.71144     $6.87620             0
   01/01/2010 to 12/31/2010.........   $6.87620     $7.58756             0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........   $5.66769     $7.00100             0
   01/01/2010 to 12/31/2010.........   $7.00100     $7.79090             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........   $7.29268     $8.74980             0
   01/01/2010 to 12/31/2010.........   $8.74980     $9.60608             0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........   $6.61065     $8.09615        36,365
   01/01/2010 to 12/31/2010.........   $8.09615     $8.97247        33,933

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........   $6.74434     $ 8.27074           0
   01/01/2010 to 12/31/2010.........   $8.27074     $ 9.24411           0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........   $7.43093     $ 8.82455           0
   01/01/2010 to 12/31/2010.........   $8.82455     $ 9.65406           0
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2009 to 12/31/2009.........   $5.07417     $ 7.64885           0
   01/01/2010 to 12/31/2010.........   $7.64885     $ 9.62208           0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........   $5.55699     $ 7.21994           0
   01/01/2010 to 12/31/2010.........   $7.21994     $ 9.35446           0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
FORMERLY, AST NIEMANN CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........   $7.42994     $ 8.85937           0
   01/01/2010 to 12/31/2010.........   $8.85937     $ 9.81382           0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2009 to 12/31/2009.........   $6.57416     $ 8.06343       3,269
   01/01/2010 to 12/31/2010.........   $8.06343     $ 9.01404       3,002
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2009 to 12/31/2009.........   $6.18437     $ 7.51985           0
   01/01/2010 to 12/31/2010.........   $7.51985     $ 8.74860           0
AST GLOBAL REAL ESTATE PORTFOLIO
   05/01/2009 to 12/31/2009.........   $5.70316     $ 8.05078           0
   01/01/2010 to 12/31/2010.........   $8.05078     $ 9.45927           0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........   $6.93604     $ 8.85314           0
   01/01/2010 to 12/31/2010.........   $8.85314     $ 9.54416           0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........   $6.90312     $ 9.24189           0
   01/01/2010 to 12/31/2010.........   $9.24189     $10.82478           0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........   $7.37788     $ 9.44603           0
   01/01/2010 to 12/31/2010.........   $9.44603     $11.70488           0
AST HIGH YIELD PORTFOLIO

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   05/01/2009 to 12/31/2009.........  $ 8.11245     $10.12384           0
   01/01/2010 to 12/31/2010.........  $10.12384     $11.23190           0
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 7.22648     $ 8.80378           0
   01/01/2010 to 12/31/2010.........  $ 8.80378     $ 9.79464           0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 7.74199     $ 9.14747           0
   01/01/2010 to 12/31/2010.........  $ 9.14747     $ 9.97866           0
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.43606     $ 7.10356           0
   01/01/2010 to 12/31/2010.........  $ 7.10356     $ 7.95038           0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.63892     $ 7.29345           0
   01/01/2010 to 12/31/2010.........  $ 7.29345     $ 7.91949           0
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009* to 12/31/2009........  $ 9.98124     $10.83235           0
   01/01/2010 to 12/31/2010.........  $10.83235     $11.73319           0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
FORMERLY, AST UBS DYNAMIC ALPHA PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 8.03328     $ 9.28661       1,819
   01/01/2010 to 12/31/2010.........  $ 9.28661     $ 9.74184       1,817
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08352     $10.28232           0
   01/01/2010 to 12/31/2010.........  $10.28232     $11.18824           0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14490     $10.29212           0
   01/01/2010 to 12/31/2010.........  $10.29212     $11.44115           0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.85897     $ 7.85183           0
   01/01/2010 to 12/31/2010.........  $ 7.85183     $ 8.22542           0
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.03790     $ 6.36697           0
   01/01/2010 to 12/31/2010.........  $ 6.36697     $ 7.04275           0
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 8.51157     $10.23808           0
   01/01/2010 to 12/31/2010.........  $10.23808     $11.35019           0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.94385     $ 7.54279         0
   01/01/2010 to 12/31/2010.........  $ 7.54279     $ 8.82931         0
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.51256     $ 8.63106         0
   01/01/2010 to 12/31/2010.........  $ 8.63106     $ 9.45324         0
AST MFS GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.71209     $ 8.12328         0
   01/01/2010 to 12/31/2010.........  $ 8.12328     $ 8.95553         0
AST MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.03421     $ 7.98530         0
   01/01/2010 to 12/31/2010.........  $ 7.98530     $ 9.64843         0
AST MONEY MARKET PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.06646     $ 9.92051         0
   01/01/2010 to 12/31/2010.........  $ 9.92051     $ 9.69962         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.73792     $ 7.75926         0
   01/01/2010 to 12/31/2010.........  $ 7.75926     $ 9.36222         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.96325     $ 7.38062         0
   01/01/2010 to 12/31/2010.........  $ 7.38062     $ 9.28346         0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.21815     $ 7.54307         0
   01/01/2010 to 12/31/2010.........  $ 7.54307     $ 8.86776         0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.15559     $ 9.04724         0
   01/01/2010 to 12/31/2010.........  $ 9.04724     $10.81315         0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.48472     $10.98807         0
   01/01/2010 to 12/31/2010.........  $10.98807     $11.15954         0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.41118     $11.51084         0
   01/01/2010 to 12/31/2010.........  $11.51084     $12.12007         0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 8.35552     $ 9.66599         0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2010 to 12/31/2010.........  $ 9.66599     $10.44729           0
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.46464     $ 6.93611           0
   01/01/2010 to 12/31/2010.........  $ 6.93611     $ 7.80035           0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 7.19702     $ 8.83111           0
   01/01/2010 to 12/31/2010.........  $ 8.83111     $ 9.65207           0
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.24710     $ 8.18814           0
   01/01/2010 to 12/31/2010.........  $ 8.18814     $10.91881           0
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.20681     $ 8.04226           0
   01/01/2010 to 12/31/2010.........  $ 8.04226     $ 9.90483           0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 7.39744     $ 8.93948           0
   01/01/2010 to 12/31/2010.........  $ 8.93948     $ 9.74625           0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 9.99084     $11.06172           0
   01/01/2010 to 12/31/2010.........  $11.06172     $11.43374           0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.65184     $ 8.75462           0
   01/01/2010 to 12/31/2010.........  $ 8.75462     $ 9.91060           0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.21327     $ 8.28615           0
   01/01/2010 to 12/31/2010.........  $ 8.28615     $ 9.75631           0
AST VALUE PORTFOLIO
FORMERLY, AST DEAM LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.49634     $ 6.93468           0
   01/01/2010 to 12/31/2010.........  $ 6.93468     $ 7.62200           0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 9.37388     $10.08210           0
   01/01/2010 to 12/31/2010.........  $10.08210     $10.62366           0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2009 to 12/31/2009.........  $ 6.61241     $ 8.41089       1,312
   01/01/2010 to 12/31/2010.........  $ 8.41089     $ 9.06354           0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2009 to 12/31/2009.........   $7.25230     $ 9.07815         0
   01/01/2010 to 12/31/2010.........   $9.07815     $10.41448         0
PROFUND VP CONSUMER SERVICES
   05/01/2009 to 12/31/2009.........   $7.26059     $ 8.96705         0
   01/01/2010 to 12/31/2010.........   $8.96705     $10.64011         0
PROFUND VP FINANCIALS
   05/01/2009 to 12/31/2009.........   $4.50851     $ 5.90187         0
   01/01/2010 to 12/31/2010.........   $5.90187     $ 6.39953         0
PROFUND VP HEALTH CARE
   05/01/2009 to 12/31/2009.........   $7.57897     $ 9.70155         0
   01/01/2010 to 12/31/2010.........   $9.70155     $ 9.75290         0
PROFUND VP INDUSTRIALS
   05/01/2009 to 12/31/2009.........   $5.83384     $ 7.36507         0
   01/01/2010 to 12/31/2010.........   $7.36507     $ 8.90907         0
PROFUND VP LARGE-CAP GROWTH
   05/01/2009 to 12/31/2009.........   $6.76288     $ 8.48191         0
   01/01/2010 to 12/31/2010.........   $8.48191     $ 9.38415         0
PROFUND VP LARGE-CAP VALUE
   05/01/2009 to 12/31/2009.........   $5.76993     $ 7.29331         0
   01/01/2010 to 12/31/2010.........   $7.29331     $ 8.04843         0
PROFUND VP MID-CAP GROWTH
   05/01/2009 to 12/31/2009.........   $6.59483     $ 8.34729         0
   01/01/2010 to 12/31/2010.........   $8.34729     $10.47825         0
PROFUND VP MID-CAP VALUE
   05/01/2009 to 12/31/2009.........   $6.40367     $ 8.23472         0
   01/01/2010 to 12/31/2010.........   $8.23472     $ 9.69569         0
PROFUND VP REAL ESTATE
   05/01/2009 to 12/31/2009.........   $4.71423     $ 6.86971         0
   01/01/2010 to 12/31/2010.........   $6.86971     $ 8.37328         0
PROFUND VP SMALL-CAP GROWTH
   05/01/2009 to 12/31/2009.........   $6.66099     $ 8.36326         0
   01/01/2010 to 12/31/2010.........   $8.36326     $10.27809         0
PROFUND VP SMALL-CAP VALUE
   05/01/2009 to 12/31/2009.........   $6.76369     $ 8.41396         0
   01/01/2010 to 12/31/2010.........   $8.41396     $10.04239         0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
PROFUND VP TELECOMMUNICATIONS
   05/01/2009 to 12/31/2009.........   $7.00314     $7.59340          0
   01/01/2010 to 12/31/2010.........   $7.59340     $8.58692          0
PROFUND VP UTILITIES
   05/01/2009 to 12/31/2009.........   $6.50308     $7.77748          0
   01/01/2010 to 12/31/2010.........   $7.77748     $8.05488          0



* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS L SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

              ACCUMULATION UNIT VALUES: TRUEACCUMULATION HIGHEST
                       DAILY AND COMBINATION 5% ROLL UP
                         AND HAV DEATH BENEFIT (2.35%)



                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.06916     $6.92933          0
   01/01/2009 to 12/31/2009.........  $ 6.92933     $8.41901          0
   01/01/2010 to 12/31/2010.........  $ 8.41901     $9.20967          0
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.29473     $7.17010          0
   01/01/2009 to 12/31/2009.........  $ 7.17010     $8.84062          0
   01/01/2010 to 12/31/2010.........  $ 8.84062     $9.82127          0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.72112     $5.82033          0
   01/01/2009 to 12/31/2009.........  $ 5.82033     $7.30333          0
   01/01/2010 to 12/31/2010.........  $ 7.30333     $8.17987          0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 8.99802     $5.37079          0
   01/01/2009 to 12/31/2009.........  $ 5.37079     $6.49596          0
   01/01/2010 to 12/31/2010.........  $ 6.49596     $7.18720          0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.31731     $5.89787          0
   01/01/2009 to 12/31/2009.........  $ 5.89787     $6.86791          0
   01/01/2010 to 12/31/2010.........  $ 6.86791     $7.57471          0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.07747     $6.07709          0
   01/01/2009 to 12/31/2009.........  $ 6.07709     $6.99273          0
   01/01/2010 to 12/31/2010.........  $ 6.99273     $7.77801          0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.17110     $7.25451          0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2009 to 12/31/2009.........  $ 7.25451     $ 8.73905       1,252
   01/01/2010 to 12/31/2010.........  $ 8.73905     $ 9.58957         641
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009........  $ 9.99873     $ 9.33046           0
   01/01/2010 to 12/31/2010.........  $ 9.33046     $10.08006           0
AST BOND PORTFOLIO 2018
   05/01/2008* to 12/31/2008........  $10.02955     $12.12416           0
   01/01/2009 to 12/31/2009.........  $12.12416     $11.12864           0
   01/01/2010 to 12/31/2010.........  $11.12864     $12.08900           0
AST BOND PORTFOLIO 2019
   05/01/2008* to 12/31/2008........  $10.02952     $12.18124           0
   01/01/2009 to 12/31/2009.........  $12.18124     $10.98465           0
   01/01/2010 to 12/31/2010.........  $10.98465     $11.95143           0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009........  $ 9.99873     $ 8.74417           0
   01/01/2010 to 12/31/2010.........  $ 8.74417     $ 9.55502           0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010........  $ 9.99745     $10.95233       1,256
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.96136     $ 6.60409           0
   01/01/2009 to 12/31/2009.........  $ 6.60409     $ 8.08658           0
   01/01/2010 to 12/31/2010.........  $ 8.08658     $ 8.95750           0
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09909     $ 6.66803           0
   01/01/2009 to 12/31/2009.........  $ 6.66803     $ 8.26396           0
   01/01/2010 to 12/31/2010.........  $ 8.26396     $ 9.23209           0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08091     $ 7.31417           0
   01/01/2009 to 12/31/2009.........  $ 7.31417     $ 8.81729         922
   01/01/2010 to 12/31/2010.........  $ 8.81729     $ 9.64125         472
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.43164     $ 5.92718           0
   01/01/2009 to 12/31/2009.........  $ 5.92718     $ 7.63973           0
   01/01/2010 to 12/31/2010.........  $ 7.63973     $ 9.60577           0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 07/18/2008........  $ 8.64567     $ 8.04260           0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.12816     $ 5.56378           0
   01/01/2009 to 12/31/2009.........  $ 5.56378     $ 7.21128           0
   01/01/2010 to 12/31/2010.........  $ 7.21128     $ 9.33864           0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
FORMERLY, AST NIEMANN CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10342     $ 7.47366           0
   01/01/2009 to 12/31/2009.........  $ 7.47366     $ 8.85204           0
   01/01/2010 to 12/31/2010.........  $ 8.85204     $ 9.80083           0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.02459     $ 6.65578           0
   01/01/2009 to 12/31/2009.........  $ 6.65578     $ 8.05364       1,077
   01/01/2010 to 12/31/2010.........  $ 8.05364     $ 8.99876         551
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.17024     $ 6.10248           0
   01/01/2009 to 12/31/2009.........  $ 6.10248     $ 7.51087           0
   01/01/2010 to 12/31/2010.........  $ 7.51087     $ 8.73399           0
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008........  $ 9.99810     $ 7.45064           0
   01/01/2009 to 11/13/2009.........  $ 7.45064     $ 8.28542           0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.17477     $ 6.09512           0
   01/01/2009 to 12/31/2009.........  $ 6.09512     $ 8.04522           0
   01/01/2010 to 12/31/2010.........  $ 8.04522     $ 9.44815           0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.96101     $ 6.05812           0
   01/01/2009 to 12/31/2009.........  $ 6.05812     $ 8.84254           0
   01/01/2010 to 12/31/2010.........  $ 8.84254     $ 9.52813           0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.29960     $ 6.01433           0
   01/01/2009 to 12/31/2009.........  $ 6.01433     $ 9.23099           0
   01/01/2010 to 12/31/2010.........  $ 9.23099     $10.80694           0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.03298     $ 7.61659           0
   01/01/2009 to 12/31/2009.........  $ 7.61659     $ 9.43936           0
   01/01/2010 to 12/31/2010.........  $ 9.43936     $11.69095           0
AST HIGH YIELD PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.57606     $ 7.63518           0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2009 to 12/31/2009.........  $ 7.63518     $10.11187         0
   01/01/2010 to 12/31/2010.........  $10.11187     $11.21315         0
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11161     $ 7.10814         0
   01/01/2009 to 12/31/2009.........  $ 7.10814     $ 8.79659         0
   01/01/2010 to 12/31/2010.........  $ 8.79659     $ 9.78186         0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08910     $ 7.58214         0
   01/01/2009 to 12/31/2009.........  $ 7.58214     $ 9.14005         0
   01/01/2010 to 12/31/2010.........  $ 9.14005     $ 9.96566         0
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.46863     $ 5.36782         0
   01/01/2009 to 12/31/2009.........  $ 5.36782     $ 7.09511         0
   01/01/2010 to 12/31/2010.........  $ 7.09511     $ 7.93701         0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.85418     $ 5.71367         0
   01/01/2009 to 12/31/2009.........  $ 5.71367     $ 7.28482         0
   01/01/2010 to 12/31/2010.........  $ 7.28482     $ 7.90617         0
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009* to 12/31/2009........  $ 9.98123     $10.82874         0
   01/01/2010 to 12/31/2010.........  $10.82874     $11.72359         0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
FORMERLY, AST UBS DYNAMIC ALPHA PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.19149     $ 7.78061         0
   01/01/2009 to 12/31/2009.........  $ 7.78061     $ 9.27562         0
   01/01/2010 to 12/31/2010.........  $ 9.27562     $ 9.72566         0
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08348     $10.28166         0
   01/01/2010 to 12/31/2010.........  $10.28166     $11.18209         0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14486     $10.29146         0
   01/01/2010 to 12/31/2010.........  $10.29146     $11.43481         0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.03661     $ 5.90744         0
   01/01/2009 to 12/31/2009.........  $ 5.90744     $ 7.84259         0
   01/01/2010 to 12/31/2010.........  $ 7.84259     $ 8.21171         0
AST LARGE-CAP VALUE PORTFOLIO

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   05/01/2008* to 12/31/2008........  $ 9.12771     $ 5.44996         0
   01/01/2009 to 12/31/2009.........  $ 5.44996     $ 6.35937         0
   01/01/2010 to 12/31/2010.........  $ 6.35937     $ 7.03076         0
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.35209     $ 7.77570         0
   01/01/2009 to 12/31/2009.........  $ 7.77570     $10.22579         0
   01/01/2010 to 12/31/2010.........  $10.22579     $11.33096         0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.95528     $ 5.94265         0
   01/01/2009 to 12/31/2009.........  $ 5.94265     $ 7.53376         0
   01/01/2010 to 12/31/2010.........  $ 7.53376     $ 8.81447         0
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.14419     $ 6.70967         0
   01/01/2009 to 12/31/2009.........  $ 6.70967     $ 8.62094         0
   01/01/2010 to 12/31/2010.........  $ 8.62094     $ 9.43754         0
AST MFS GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.34799     $ 6.68086         0
   01/01/2009 to 12/31/2009.........  $ 6.68086     $ 8.11370         0
   01/01/2010 to 12/31/2010.........  $ 8.11370     $ 8.94066         0
AST MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.72008     $ 5.87769         0
   01/01/2009 to 12/31/2009.........  $ 5.87769     $ 7.97555         0
   01/01/2010 to 12/31/2010.........  $ 7.97555     $ 9.63188         0
AST MONEY MARKET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.13338     $10.11730         0
   01/01/2009 to 12/31/2009.........  $10.11730     $ 9.90902         0
   01/01/2010 to 12/31/2010.........  $ 9.90902     $ 9.68355         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.62668     $ 5.64001         0
   01/01/2009 to 12/31/2009.........  $ 5.64001     $ 7.74993         0
   01/01/2010 to 12/31/2010.........  $ 7.74993     $ 9.34633         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.51938     $ 5.81343         0
   01/01/2009 to 12/31/2009.........  $ 5.81343     $ 7.37175         0
   01/01/2010 to 12/31/2010.........  $ 7.37175     $ 9.26770         0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.12501     $ 6.29175         0
   01/01/2009 to 12/31/2009.........  $ 6.29175     $ 7.53408         0
   01/01/2010 to 12/31/2010.........  $ 7.53408     $ 8.85289         0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.10084     $ 5.55712         0
   01/01/2009 to 12/31/2009.........  $ 5.55712     $ 9.04069         0
   01/01/2010 to 12/31/2010.........  $ 9.04069     $10.80008         0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.47914     $10.19085         0
   01/01/2009 to 12/31/2009.........  $10.19085     $10.97507         0
   01/01/2010 to 12/31/2010.........  $10.97507     $11.14074         0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.83184     $10.09881         0
   01/01/2009 to 12/31/2009.........  $10.09881     $11.49721         0
   01/01/2010 to 12/31/2010.........  $11.49721     $12.09978         0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.38420     $ 8.23216         0
   01/01/2009 to 12/31/2009.........  $ 8.23216     $ 9.65455         0
   01/01/2010 to 12/31/2010.........  $ 9.65455     $10.42982         0
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.26638     $ 5.82066         0
   01/01/2009 to 12/31/2009.........  $ 5.82066     $ 6.92791         0
   01/01/2010 to 12/31/2010.........  $ 6.92791     $ 7.78733         0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.12059     $ 7.08586         0
   01/01/2009 to 12/31/2009.........  $ 7.08586     $ 8.82075         0
   01/01/2010 to 12/31/2010.........  $ 8.82075     $ 9.63600         0
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.43869     $ 6.25113         0
   01/01/2009 to 12/31/2009.........  $ 6.25113     $ 8.17829         0
   01/01/2010 to 12/31/2010.........  $ 8.17829     $10.90035         0
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.32205     $ 6.47383         0
   01/01/2009 to 12/31/2009.........  $ 6.47383     $ 8.03269         0
   01/01/2010 to 12/31/2010.........  $ 8.03269     $ 9.88822         0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.01242     $ 7.36181         0
   01/01/2009 to 12/31/2009.........  $ 7.36181     $ 8.92871         0
   01/01/2010 to 12/31/2010.........  $ 8.92871     $ 9.72969         0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.96697     $10.08645         0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2009 to 12/31/2009.........  $10.08645     $11.04844         0
   01/01/2010 to 12/31/2010.........  $11.04844     $11.41433         0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.58984     $ 5.83535         0
   01/01/2009 to 12/31/2009.........  $ 5.83535     $ 8.74424         0
   01/01/2010 to 12/31/2010.........  $ 8.74424     $ 9.89407         0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2008* to 12/31/2008........  $12.00196     $ 5.67201         0
   01/01/2009 to 12/31/2009.........  $ 5.67201     $ 8.27631         0
   01/01/2010 to 12/31/2010.........  $ 8.27631     $ 9.74001         0
AST VALUE PORTFOLIO
FORMERLY, AST DEAM LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.32427     $ 5.99482         0
   01/01/2009 to 12/31/2009.........  $ 5.99482     $ 6.92638         0
   01/01/2010 to 12/31/2010.........  $ 6.92638     $ 7.60913         0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.21103     $ 9.23451         0
   01/01/2009 to 12/31/2009.........  $ 9.23451     $10.07149         0
   01/01/2010 to 12/31/2010.........  $10.07149     $10.60726         0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008........  $10.07793     $ 6.61351         0
   01/01/2009 to 12/31/2009.........  $ 6.61351     $ 8.40410         0
   01/01/2010 to 12/31/2010.........  $ 8.40410     $ 9.05182         0
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08881     $ 7.63717         0
   01/01/2009 to 12/31/2009.........  $ 7.63717     $ 9.07066         0
   01/01/2010 to 12/31/2010.........  $ 9.07066     $10.40084         0
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008........  $10.26782     $ 7.01082         0
   01/01/2009 to 12/31/2009.........  $ 7.01082     $ 8.95960         0
   01/01/2010 to 12/31/2010.........  $ 8.95960     $10.62611         0
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008........  $10.38552     $ 5.24823         0
   01/01/2009 to 12/31/2009.........  $ 5.24823     $ 5.89709         0
   01/01/2010 to 12/31/2010.........  $ 5.89709     $ 6.39132         0
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008........  $10.15174     $ 8.29890         0
   01/01/2009 to 12/31/2009.........  $ 8.29890     $ 9.69378         0
   01/01/2010 to 12/31/2010.........  $ 9.69378     $ 9.74024         0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008........  $10.16525     $ 6.06947         0
   01/01/2009 to 12/31/2009.........  $ 6.06947     $ 7.35896         0
   01/01/2010 to 12/31/2010.........  $ 7.35896     $ 8.89737         0
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008........  $10.11048     $ 6.68630         0
   01/01/2009 to 12/31/2009.........  $ 6.68630     $ 8.47507         0
   01/01/2010 to 12/31/2010.........  $ 8.47507     $ 9.37196         0
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008........  $10.24125     $ 6.24345         0
   01/01/2009 to 12/31/2009.........  $ 6.24345     $ 7.28722         0
   01/01/2010 to 12/31/2010.........  $ 7.28722     $ 8.03774         0
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008........  $10.07225     $ 6.17182         0
   01/01/2009 to 12/31/2009.........  $ 6.17182     $ 8.34044         0
   01/01/2010 to 12/31/2010.........  $ 8.34044     $10.46450         0
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008........  $10.18823     $ 6.43508         0
   01/01/2009 to 12/31/2009.........  $ 6.43508     $ 8.22804         0
   01/01/2010 to 12/31/2010.........  $ 8.22804     $ 9.68304         0
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008........  $10.25873     $ 5.49327         0
   01/01/2009 to 12/31/2009.........  $ 5.49327     $ 6.86406         0
   01/01/2010 to 12/31/2010.........  $ 6.86406     $ 8.36230         0
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008........  $10.11338     $ 6.77901         0
   01/01/2009 to 12/31/2009.........  $ 6.77901     $ 8.35634         0
   01/01/2010 to 12/31/2010.........  $ 8.35634     $10.26458         0
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008........  $10.22837     $ 7.14677         0
   01/01/2009 to 12/31/2009.........  $ 7.14677     $ 8.40693         0
   01/01/2010 to 12/31/2010.........  $ 8.40693     $10.02922         0
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008........  $10.27795     $ 7.23610         0
   01/01/2009 to 12/31/2009.........  $ 7.23610     $ 7.58715         0
   01/01/2010 to 12/31/2010.........  $ 7.58715     $ 8.57564         0
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008........  $10.09840     $ 7.18286         0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2009 to 12/31/2009.........   $7.18286     $7.77107          0
   01/01/2010 to 12/31/2010.........   $7.77107     $8.04425          0



* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS L SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

     ACCUMULATION UNIT VALUES: TRUEINCOME OR TRUEINCOME HIGHEST DAILY AND COMBINATION 5% ROLL-UP AND HAV DEATH BENEFIT OR HIGHEST DAILY VALUE DEATH
      BENEFIT (2.60%) OR TRUEACCUMULATION HD 60 BPS AND COMBO DB (2.60%)



                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09231     $10.39306            0
   01/01/2008 to 12/31/2008.........  $10.39306     $ 6.90511       21,819
   01/01/2009 to 12/31/2009.........  $ 6.90511     $ 8.36906       25,749
   01/01/2010 to 12/31/2010.........  $ 8.36906     $ 9.13269       21,588
AST ADVANCED STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11396     $10.44367       63,668
   01/01/2008 to 12/31/2008.........  $10.44367     $ 7.14503       11,943
   01/01/2009 to 12/31/2009.........  $ 7.14503     $ 8.78822        8,500
   01/01/2010 to 12/31/2010.........  $ 8.78822     $ 9.73918        8,192
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12947     $10.31882            0
   01/01/2008 to 12/31/2008.........  $10.31882     $ 5.80007            0
   01/01/2009 to 12/31/2009.........  $ 5.80007     $ 7.26009            0
   01/01/2010 to 12/31/2010.........  $ 7.26009     $ 8.11152            0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09022     $ 9.44934            0
   01/01/2008 to 12/31/2008.........  $ 9.44934     $ 5.35196            0
   01/01/2009 to 12/31/2009.........  $ 5.35196     $ 6.45731            0
   01/01/2010 to 12/31/2010.........  $ 6.45731     $ 7.12699            0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07289     $10.16778            0
   01/01/2008 to 12/31/2008.........  $10.16778     $ 5.87733            0
   01/01/2009 to 12/31/2009.........  $ 5.87733     $ 6.82725            0
   01/01/2010 to 12/31/2010.........  $ 6.82725     $ 7.51163            0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.06537     $ 9.52201            0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2008 to 12/31/2008.........  $ 9.52201     $ 6.05581           0
   01/01/2009 to 12/31/2009.........  $ 6.05581     $ 6.95108           0
   01/01/2010 to 12/31/2010.........  $ 6.95108     $ 7.71280           0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07608     $10.40358           0
   01/01/2008 to 12/31/2008.........  $10.40358     $ 7.22941       1,913
   01/01/2009 to 12/31/2009.........  $ 7.22941     $ 8.68745       1,833
   01/01/2010 to 12/31/2010.........  $ 8.68745     $ 9.50973       1,741
AST BOND PORTFOLIO 2016
   05/01/2009* to 12/31/2009........  $ 9.93807     $ 9.57808           0
   01/01/2010 to 12/31/2010.........  $ 9.57808     $10.32236           0
AST BOND PORTFOLIO 2018
   05/01/2009* to 12/31/2009........  $ 9.92250     $ 9.64394           0
   01/01/2010 to 12/31/2010.........  $ 9.64394     $10.45049           0
AST BOND PORTFOLIO 2019
   05/01/2009* to 12/31/2009........  $ 9.90528     $ 9.54492           0
   01/01/2010 to 12/31/2010.........  $ 9.54492     $10.35957           0
AST BOND PORTFOLIO 2020
   05/01/2009* to 12/31/2009........  $ 9.88399     $ 9.22086           0
   01/01/2010 to 12/31/2010.........  $ 9.22086     $10.05129           0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010........  $ 9.99718     $10.92572           0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11544     $10.37864       1,054
   01/01/2008 to 12/31/2008.........  $10.37864     $ 6.58102         917
   01/01/2009 to 12/31/2009.........  $ 6.58102     $ 8.03875       1,022
   01/01/2010 to 12/31/2010.........  $ 8.03875     $ 8.88272           0
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09903     $ 6.65709           0
   01/01/2009 to 12/31/2009.........  $ 6.65709     $ 8.23030           0
   01/01/2010 to 12/31/2010.........  $ 8.23030     $ 9.17207           0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08085     $ 7.30215           0
   01/01/2009 to 12/31/2009.........  $ 7.30215     $ 8.78141           0
   01/01/2010 to 12/31/2010.........  $ 8.78141     $ 9.57869           0
AST COHEN & STEERS REALTY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10517     $ 9.33124           0
   01/01/2008 to 12/31/2008.........  $ 9.33124     $ 5.90639           0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2009 to 12/31/2009.........  $ 5.90639     $ 7.59432            0
   01/01/2010 to 12/31/2010.........  $ 7.59432     $ 9.52545            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12661     $ 8.80031            0
   01/01/2008 to 07/18/2008.........  $ 8.80031     $ 8.02342            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09451     $10.17544            0
   01/01/2008 to 12/31/2008.........  $10.17544     $ 5.54434            0
   01/01/2009 to 12/31/2009.........  $ 5.54434     $ 7.16865            0
   01/01/2010 to 12/31/2010.........  $ 7.16865     $ 9.26082            0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
FORMERLY, AST NIEMANN CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10336     $ 7.46140          541
   01/01/2009 to 12/31/2009.........  $ 7.46140     $ 8.81588          541
   01/01/2010 to 12/31/2010.........  $ 8.81588     $ 9.73697          541
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08814     $10.38772       69,923
   01/01/2008 to 12/31/2008.........  $10.38772     $ 6.63254        9,270
   01/01/2009 to 12/31/2009.........  $ 6.63254     $ 8.00611        7,573
   01/01/2010 to 12/31/2010.........  $ 8.00611     $ 8.92372        7,404
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12379     $10.52401       38,135
   01/01/2008 to 12/31/2008.........  $10.52401     $ 6.08124        4,497
   01/01/2009 to 12/31/2009.........  $ 6.08124     $ 7.46648        5,360
   01/01/2010 to 12/31/2010.........  $ 7.46648     $ 8.66116        5,490
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008........  $ 9.99790     $ 7.44239            0
   01/01/2009 to 11/13/2009.........  $ 7.44239     $ 8.25855            0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.17457     $ 6.08831            0
   01/01/2009 to 12/31/2009.........  $ 6.08831     $ 8.01665            0
   01/01/2010 to 12/31/2010.........  $ 8.01665     $ 9.39160            0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13338     $10.37030            0
   01/01/2008 to 12/31/2008.........  $10.37030     $ 6.03691            0
   01/01/2009 to 12/31/2009.........  $ 6.03691     $ 8.79020            0
   01/01/2010 to 12/31/2010.........  $ 8.79020     $ 9.44857            0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12334     $10.38650            0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2008 to 12/31/2008.........  $10.38650     $ 5.99335           0
   01/01/2009 to 12/31/2009.........  $ 5.99335     $ 9.17635           0
   01/01/2010 to 12/31/2010.........  $ 9.17635     $10.71679           0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.03278     $ 7.60806           0
   01/01/2009 to 12/31/2009.........  $ 7.60806     $ 9.40562           0
   01/01/2010 to 12/31/2010.........  $ 9.40562     $11.62083           0
AST HIGH YIELD PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.01019     $10.48478           0
   01/01/2008 to 12/31/2008.........  $10.48478     $ 7.60858           0
   01/01/2009 to 12/31/2009.........  $ 7.60858     $10.05191           0
   01/01/2010 to 12/31/2010.........  $10.05191     $11.11947           0
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11154     $ 7.09651           0
   01/01/2009 to 12/31/2009.........  $ 7.09651     $ 8.76076           0
   01/01/2010 to 12/31/2010.........  $ 8.76076     $ 9.71831           0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08903     $ 7.56975           0
   01/01/2009 to 12/31/2009.........  $ 7.56975     $ 9.10277           0
   01/01/2010 to 12/31/2010.........  $ 9.10277     $ 9.90075           0
AST INTERNATIONAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.24124     $11.02823           0
   01/01/2008 to 12/31/2008.........  $11.02823     $ 5.34913           0
   01/01/2009 to 12/31/2009.........  $ 5.34913     $ 7.05319           0
   01/01/2010 to 12/31/2010.........  $ 7.05319     $ 7.87092           0
AST INTERNATIONAL VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18800     $10.43280           0
   01/01/2008 to 12/31/2008.........  $10.43280     $ 5.69373           0
   01/01/2009 to 12/31/2009.........  $ 5.69373     $ 7.24156           0
   01/01/2010 to 12/31/2010.........  $ 7.24156     $ 7.84007           0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
FORMERLY, AST UBS DYNAMIC ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08240     $ 9.65629       4,039
   01/01/2008 to 12/31/2008.........  $ 9.65629     $ 7.75352         423
   01/01/2009 to 12/31/2009.........  $ 7.75352     $ 9.22075         650
   01/01/2010 to 12/31/2010.........  $ 9.22075     $ 9.64447         726
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08328     $10.27835           0
   01/01/2010 to 12/31/2010.........  $10.27835     $11.15124           0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14466     $10.28815         0
   01/01/2010 to 12/31/2010.........  $10.28815     $11.40334         0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18141     $10.30397         0
   01/01/2008 to 12/31/2008.........  $10.30397     $ 5.88675         0
   01/01/2009 to 12/31/2009.........  $ 5.88675     $ 7.79596         0
   01/01/2010 to 12/31/2010.........  $ 7.79596     $ 8.14300         0
AST LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09144     $ 9.52391         0
   01/01/2008 to 12/31/2008.........  $ 9.52391     $ 5.43099         0
   01/01/2009 to 12/31/2009.........  $ 5.43099     $ 6.32182         0
   01/01/2010 to 12/31/2010.........  $ 6.32182     $ 6.97229         0
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00635     $10.35915         0
   01/01/2008 to 12/31/2008.........  $10.35915     $ 7.74870         0
   01/01/2009 to 12/31/2009.........  $ 7.74870     $10.16533         0
   01/01/2010 to 12/31/2010.........  $10.16533     $11.23646         0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13240     $10.78492         0
   01/01/2008 to 12/31/2008.........  $10.78492     $ 5.92194         0
   01/01/2009 to 12/31/2009.........  $ 5.92194     $ 7.48936         0
   01/01/2010 to 12/31/2010.........  $ 7.48936     $ 8.74126         0
AST MFS GLOBAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15578     $10.39295         0
   01/01/2008 to 12/31/2008.........  $10.39295     $ 6.68620         0
   01/01/2009 to 12/31/2009.........  $ 6.68620     $ 8.56961         0
   01/01/2010 to 12/31/2010.........  $ 8.56961     $ 9.35837         0
AST MFS GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10789     $10.72423         0
   01/01/2008 to 12/31/2008.........  $10.72423     $ 6.65761         0
   01/01/2009 to 12/31/2009.........  $ 6.65761     $ 8.06565         0
   01/01/2010 to 12/31/2010.........  $ 8.06565     $ 8.86605         0
AST MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07688     $ 9.71282         0
   01/01/2008 to 12/31/2008.........  $ 9.71282     $ 5.85728         0
   01/01/2009 to 12/31/2009.........  $ 5.85728     $ 7.92849         0
   01/01/2010 to 12/31/2010.........  $ 7.92849     $ 9.55176         0
AST MONEY MARKET PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99921     $10.09109         0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2008 to 12/31/2008.........  $10.09109     $10.08210            0
   01/01/2009 to 12/31/2009.........  $10.08210     $ 9.85048            0
   01/01/2010 to 12/31/2010.........  $ 9.85048     $ 9.60294            0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10400     $ 9.98718            0
   01/01/2008 to 12/31/2008.........  $ 9.98718     $ 5.62030            0
   01/01/2009 to 12/31/2009.........  $ 5.62030     $ 7.70407            0
   01/01/2010 to 12/31/2010.........  $ 7.70407     $ 9.26841            0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15766     $10.46181            0
   01/01/2008 to 12/31/2008.........  $10.46181     $ 5.79311            0
   01/01/2009 to 12/31/2009.........  $ 5.79311     $ 7.32795            0
   01/01/2010 to 12/31/2010.........  $ 7.32795     $ 9.19018            0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05069     $11.19564            0
   01/01/2008 to 12/31/2008.........  $11.19564     $ 6.26974            0
   01/01/2009 to 12/31/2009.........  $ 6.26974     $ 7.48941            0
   01/01/2010 to 12/31/2010.........  $ 7.48941     $ 8.77895            0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.10064     $ 5.55104            0
   01/01/2009 to 12/31/2009.........  $ 5.55104     $ 9.00883            0
   01/01/2010 to 12/31/2010.........  $ 9.00883     $10.73579            0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99789     $10.30463            0
   01/01/2008 to 12/31/2008.........  $10.30463     $10.15536            0
   01/01/2009 to 12/31/2009.........  $10.15536     $10.91006            0
   01/01/2010 to 12/31/2010.........  $10.91006     $11.04777            0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.98926     $10.56409            0
   01/01/2008 to 12/31/2008.........  $10.56409     $10.06363            0
   01/01/2009 to 12/31/2009.........  $10.06363     $11.42925            0
   01/01/2010 to 12/31/2010.........  $11.42925     $11.99896            0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05165     $10.45394            0
   01/01/2008 to 12/31/2008.........  $10.45394     $ 8.20349       18,557
   01/01/2009 to 12/31/2009.........  $ 8.20349     $ 9.59729       18,553
   01/01/2010 to 12/31/2010.........  $ 9.59729     $10.34265        7,533
AST QMA US EQUITY ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08258     $ 9.71137            0
   01/01/2008 to 12/31/2008.........  $ 9.71137     $ 5.80030            0
   01/01/2009 to 12/31/2009.........  $ 5.80030     $ 6.88671            0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2010 to 12/31/2010.........  $ 6.88671     $ 7.72214            0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08133     $10.37829            0
   01/01/2008 to 12/31/2008.........  $10.37829     $ 7.06107        3,778
   01/01/2009 to 12/31/2009.........  $ 7.06107     $ 8.76842        3,778
   01/01/2010 to 12/31/2010.........  $ 8.76842     $ 9.55550        3,778
AST SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09599     $ 9.83301            0
   01/01/2008 to 12/31/2008.........  $ 9.83301     $ 6.22934            0
   01/01/2009 to 12/31/2009.........  $ 6.22934     $ 8.12977            0
   01/01/2010 to 12/31/2010.........  $ 8.12977     $10.80926            0
AST SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09212     $ 9.41791            0
   01/01/2008 to 12/31/2008.........  $ 9.41791     $ 6.45116            0
   01/01/2009 to 12/31/2009.........  $ 6.45116     $ 7.98505            0
   01/01/2010 to 12/31/2010.........  $ 7.98505     $ 9.80538            0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.06912     $10.16409       11,961
   01/01/2008 to 12/31/2008.........  $10.16409     $ 7.33608        5,056
   01/01/2009 to 12/31/2009.........  $ 7.33608     $ 8.87583        6,023
   01/01/2010 to 12/31/2010.........  $ 8.87583     $ 9.64852        6,415
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00631     $10.57015            0
   01/01/2008 to 12/31/2008.........  $10.57015     $10.05138            0
   01/01/2009 to 12/31/2009.........  $10.05138     $10.98318            0
   01/01/2010 to 12/31/2010.........  $10.98318     $11.31927            0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.14469     $10.03905            0
   01/01/2008 to 12/31/2008.........  $10.03905     $ 5.81488            0
   01/01/2009 to 12/31/2009.........  $ 5.81488     $ 8.69213            0
   01/01/2010 to 12/31/2010.........  $ 8.69213     $ 9.81104            0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.17966     $11.59581            0
   01/01/2008 to 12/31/2008.........  $11.59581     $ 5.65222            0
   01/01/2009 to 12/31/2009.........  $ 5.65222     $ 8.22729            0
   01/01/2010 to 12/31/2010.........  $ 8.22729     $ 9.65868            0
AST VALUE PORTFOLIO
FORMERLY, AST DEAM LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07714     $ 9.77607            0
   01/01/2008 to 12/31/2008.........  $ 9.77607     $ 5.97386            0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2009 to 12/31/2009.........  $ 5.97386     $ 6.88538         0
   01/01/2010 to 12/31/2010.........  $ 6.88538     $ 7.54575         0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007........  $ 9.99789     $ 9.96843         0
   01/01/2008 to 12/31/2008.........  $ 9.96843     $ 9.20941         0
   01/01/2009 to 12/31/2009.........  $ 9.20941     $10.01959         0
   01/01/2010 to 12/31/2010.........  $10.01959     $10.52691         0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008........  $10.07786     $ 6.60260         0
   01/01/2009 to 12/31/2009.........  $ 6.60260     $ 8.36970         0
   01/01/2010 to 12/31/2010.........  $ 8.36970     $ 8.99274         0
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08874     $ 7.62468         0
   01/01/2009 to 12/31/2009.........  $ 7.62468     $ 9.03385         0
   01/01/2010 to 12/31/2010.........  $ 9.03385     $10.33339         0
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008........  $10.26776     $ 6.99939         0
   01/01/2009 to 12/31/2009.........  $ 6.99939     $ 8.92319         0
   01/01/2010 to 12/31/2010.........  $ 8.92319     $10.55705         0
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008........  $10.38545     $ 5.23965         0
   01/01/2009 to 12/31/2009.........  $ 5.23965     $ 5.87306         0
   01/01/2010 to 12/31/2010.........  $ 5.87306     $ 6.34967         0
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008........  $10.15167     $ 8.28531         0
   01/01/2009 to 12/31/2009.........  $ 8.28531     $ 9.65422         0
   01/01/2010 to 12/31/2010.........  $ 9.65422     $ 9.67681         0
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008........  $10.16518     $ 6.05949         0
   01/01/2009 to 12/31/2009.........  $ 6.05949     $ 7.32890         0
   01/01/2010 to 12/31/2010.........  $ 7.32890     $ 8.83949         0
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008........  $10.11041     $ 6.67542         0
   01/01/2009 to 12/31/2009.........  $ 6.67542     $ 8.44055         0
   01/01/2010 to 12/31/2010.........  $ 8.44055     $ 9.31111         0
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008........  $10.24119     $ 6.23330         0
   01/01/2009 to 12/31/2009.........  $ 6.23330     $ 7.25766         0
   01/01/2010 to 12/31/2010.........  $ 7.25766     $ 7.98567         0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008........  $10.07219     $ 6.16173         0
   01/01/2009 to 12/31/2009.........  $ 6.16173     $ 8.30642         0
   01/01/2010 to 12/31/2010.........  $ 8.30642     $10.39633         0
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008........  $10.18816     $ 6.42455         0
   01/01/2009 to 12/31/2009.........  $ 6.42455     $ 8.19452         0
   01/01/2010 to 12/31/2010.........  $ 8.19452     $ 9.62003         0
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008........  $10.25866     $ 5.48416         0
   01/01/2009 to 12/31/2009.........  $ 5.48416     $ 6.83599         0
   01/01/2010 to 12/31/2010.........  $ 6.83599     $ 8.30781         0
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008........  $10.11331     $ 6.76794         0
   01/01/2009 to 12/31/2009.........  $ 6.76794     $ 8.32229         0
   01/01/2010 to 12/31/2010.........  $ 8.32229     $10.19781         0
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008........  $10.22831     $ 7.13504         0
   01/01/2009 to 12/31/2009.........  $ 7.13504     $ 8.37265         0
   01/01/2010 to 12/31/2010.........  $ 8.37265     $ 9.96399         0
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008........  $10.27788     $ 7.22411         0
   01/01/2009 to 12/31/2009.........  $ 7.22411     $ 7.55616         0
   01/01/2010 to 12/31/2010.........  $ 7.55616     $ 8.51970         0
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008........  $10.09834     $ 7.17113         0
   01/01/2009 to 12/31/2009.........  $ 7.17113     $ 7.73945         0
   01/01/2010 to 12/31/2010.........  $ 7.73945     $ 7.99200         0



* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS L SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: BENEFICIARY CONTINUATION OPTION - 1.00% SETTLEMENT
                                SERVICE CHARGE



                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09360     $10.46353         0
   01/01/2008 to 12/31/2008.........  $10.46353     $ 7.06233         0
   01/01/2009 to 12/31/2009.........  $ 7.06233     $ 8.69541         0
   01/01/2010 to 12/31/2010.........  $ 8.69541     $ 9.63917         0
AST ADVANCED STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11525     $10.51454         0
   01/01/2008 to 12/31/2008.........  $10.51454     $ 7.30766         0
   01/01/2009 to 12/31/2009.........  $ 7.30766     $ 9.13083         0
   01/01/2010 to 12/31/2010.........  $ 9.13083     $10.27926         0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13076     $10.38882         0
   01/01/2008 to 12/31/2008.........  $10.38882     $ 5.93223         0
   01/01/2009 to 12/31/2009.........  $ 5.93223     $ 7.54334         0
   01/01/2010 to 12/31/2010.........  $ 7.54334     $ 8.56170         0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09151     $ 9.51355         0
   01/01/2008 to 12/31/2008.........  $ 9.51355     $ 5.47408         0
   01/01/2009 to 12/31/2009.........  $ 5.47408     $ 6.70961         0
   01/01/2010 to 12/31/2010.........  $ 6.70961     $ 7.52291         0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07418     $10.23671         0
   01/01/2008 to 12/31/2008.........  $10.23671     $ 6.01128         0
   01/01/2009 to 12/31/2009.........  $ 6.01128     $ 7.09375         0
   01/01/2010 to 12/31/2010.........  $ 7.09375     $ 7.92848         0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.06667     $ 9.58676         0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2008 to 12/31/2008.........  $ 9.58676     $ 6.19386         0
   01/01/2009 to 12/31/2009.........  $ 6.19386     $ 7.22248         0
   01/01/2010 to 12/31/2010.........  $ 7.22248     $ 8.14096         0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07738     $10.47416         0
   01/01/2008 to 12/31/2008.........  $10.47416     $ 7.39401         0
   01/01/2009 to 12/31/2009.........  $ 7.39401     $ 9.02623         0
   01/01/2010 to 12/31/2010.........  $ 9.02623     $10.03717         0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11673     $10.44905         0
   01/01/2008 to 12/31/2008.........  $10.44905     $ 6.73091         0
   01/01/2009 to 12/31/2009.........  $ 6.73091     $ 8.35219         0
   01/01/2010 to 12/31/2010.........  $ 8.35219     $ 9.37535         0
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09946     $ 6.72781         0
   01/01/2009 to 12/31/2009.........  $ 6.72781     $ 8.44964         0
   01/01/2010 to 12/31/2010.........  $ 8.44964     $ 9.56579         0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08128     $ 7.37967         0
   01/01/2009 to 12/31/2009.........  $ 7.37967     $ 9.01533         0
   01/01/2010 to 12/31/2010.........  $ 9.01533     $ 9.98978         0
AST COHEN & STEERS REALTY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10647     $ 9.39461         0
   01/01/2008 to 12/31/2008.........  $ 9.39461     $ 6.04131         0
   01/01/2009 to 12/31/2009.........  $ 6.04131     $ 7.89121         0
   01/01/2010 to 12/31/2010.........  $ 7.89121     $10.05465         0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12790     $ 8.86015         0
   01/01/2008 to 07/18/2008.........  $ 8.86015     $ 8.14771         0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09580     $10.24457         0
   01/01/2008 to 12/31/2008.........  $10.24457     $ 5.67083         0
   01/01/2009 to 12/31/2009.........  $ 5.67083     $ 7.44861         0
   01/01/2010 to 12/31/2010.........  $ 7.44861     $ 9.77487         0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
FORMERLY, AST NIEMANN CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10379     $ 7.54057         0
   01/01/2009 to 12/31/2009.........  $ 7.54057     $ 9.05088         0
   01/01/2010 to 12/31/2010.........  $ 9.05088     $10.15499         0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08943     $10.45816         0
   01/01/2008 to 12/31/2008.........  $10.45816     $ 6.78372         0
   01/01/2009 to 12/31/2009.........  $ 6.78372     $ 8.31836         0
   01/01/2010 to 12/31/2010.........  $ 8.31836     $ 9.41877         0
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12508     $10.59538         0
   01/01/2008 to 12/31/2008.........  $10.59538     $ 6.21978         0
   01/01/2009 to 12/31/2009.........  $ 6.21978     $ 7.75771         0
   01/01/2010 to 12/31/2010.........  $ 7.75771     $ 9.14160         0
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008........  $ 9.99918     $ 7.49592         0
   01/01/2009 to 11/13/2009.........  $ 7.49592     $ 8.43263         0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.17586     $ 6.13222         0
   01/01/2009 to 12/31/2009.........  $ 6.13222     $ 8.20258         0
   01/01/2010 to 12/31/2010.........  $ 8.20258     $ 9.76157         0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13467     $10.44070         0
   01/01/2008 to 12/31/2008.........  $10.44070     $ 6.17458         0
   01/01/2009 to 12/31/2009.........  $ 6.17458     $ 9.13337         0
   01/01/2010 to 12/31/2010.........  $ 9.13337     $ 9.97310         0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12463     $10.45690         0
   01/01/2008 to 12/31/2008.........  $10.45690     $ 6.12993         0
   01/01/2009 to 12/31/2009.........  $ 6.12993     $ 9.53431         0
   01/01/2010 to 12/31/2010.........  $ 9.53431     $11.31119         0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.03407     $ 7.66278         0
   01/01/2009 to 12/31/2009.........  $ 7.66278     $ 9.62363         0
   01/01/2010 to 12/31/2010.........  $ 9.62363     $12.07850         0
AST HIGH YIELD PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.01148     $10.55596         0
   01/01/2008 to 12/31/2008.........  $10.55596     $ 7.78172         0
   01/01/2009 to 12/31/2009.........  $ 7.78172     $10.44365         0
   01/01/2010 to 12/31/2010.........  $10.44365     $11.73590         0
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11197     $ 7.17177         0
   01/01/2009 to 12/31/2009.........  $ 7.17177     $ 8.99415         0
   01/01/2010 to 12/31/2010.........  $ 8.99415     $10.13540         0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08946     $ 7.64996         0
   01/01/2009 to 12/31/2009.........  $ 7.64996     $ 9.34522         0
   01/01/2010 to 12/31/2010.........  $ 9.34522     $10.32576         0
AST INTERNATIONAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.24253     $11.10310         0
   01/01/2008 to 12/31/2008.........  $11.10310     $ 5.47103         0
   01/01/2009 to 12/31/2009.........  $ 5.47103     $ 7.32822         0
   01/01/2010 to 12/31/2010.........  $ 7.32822     $ 8.30739         0
AST INTERNATIONAL VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18930     $10.50364         0
   01/01/2008 to 12/31/2008.........  $10.50364     $ 5.82357         0
   01/01/2009 to 12/31/2009.........  $ 5.82357     $ 7.52432         0
   01/01/2010 to 12/31/2010.........  $ 7.52432     $ 8.27530         0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
FORMERLY, AST UBS DYNAMIC ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08369     $ 9.72186         0
   01/01/2008 to 12/31/2008.........  $ 9.72186     $ 7.92991         0
   01/01/2009 to 12/31/2009.........  $ 7.92991     $ 9.58003         0
   01/01/2010 to 12/31/2010.........  $ 9.58003     $10.17927         0
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08457     $10.29960         0
   01/01/2010 to 12/31/2010.........  $10.29960     $11.35152         0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14595     $10.30942         0
   01/01/2010 to 12/31/2010.........  $10.30942     $11.60801         0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18270     $10.37393         0
   01/01/2008 to 12/31/2008.........  $10.37393     $ 6.02093         0
   01/01/2009 to 12/31/2009.........  $ 6.02093     $ 8.10028         0
   01/01/2010 to 12/31/2010.........  $ 8.10028     $ 8.59495         0
AST LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09273     $ 9.58859         0
   01/01/2008 to 12/31/2008.........  $ 9.58859     $ 5.55478         0
   01/01/2009 to 12/31/2009.........  $ 5.55478     $ 6.56849         0
   01/01/2010 to 12/31/2010.........  $ 6.56849     $ 7.35911         0
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00764     $10.42944         0
   01/01/2008 to 12/31/2008.........  $10.42944     $ 7.92501         0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2009 to 12/31/2009.........  $ 7.92501     $10.56148         0
   01/01/2010 to 12/31/2010.........  $10.56148     $11.85959         0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13369     $10.85812         0
   01/01/2008 to 12/31/2008.........  $10.85812     $ 6.05687         0
   01/01/2009 to 12/31/2009.........  $ 6.05687     $ 7.78148         0
   01/01/2010 to 12/31/2010.........  $ 7.78148     $ 9.22606         0
AST MFS GLOBAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15708     $10.46349         0
   01/01/2008 to 12/31/2008.........  $10.46349     $ 6.83847         0
   01/01/2009 to 12/31/2009.........  $ 6.83847     $ 8.90397         0
   01/01/2010 to 12/31/2010.........  $ 8.90397     $ 9.87764         0
AST MFS GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10918     $10.79702         0
   01/01/2008 to 12/31/2008.........  $10.79702     $ 6.80925         0
   01/01/2009 to 12/31/2009.........  $ 6.80925     $ 8.38024         0
   01/01/2010 to 12/31/2010.........  $ 8.38024     $ 9.35785         0
AST MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07817     $ 9.77879         0
   01/01/2008 to 12/31/2008.........  $ 9.77879     $ 5.99070         0
   01/01/2009 to 12/31/2009.........  $ 5.99070     $ 8.23780         0
   01/01/2010 to 12/31/2010.........  $ 8.23780     $10.08157         0
AST MONEY MARKET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00050     $10.15956         0
   01/01/2008 to 12/31/2008.........  $10.15956     $10.31135         0
   01/01/2009 to 12/31/2009.........  $10.31135     $10.23406         0
   01/01/2010 to 12/31/2010.........  $10.23406     $10.13528         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10530     $10.05498         0
   01/01/2008 to 12/31/2008.........  $10.05498     $ 5.74837         0
   01/01/2009 to 12/31/2009.........  $ 5.74837     $ 8.00467         0
   01/01/2010 to 12/31/2010.........  $ 8.00467     $ 9.78262         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15896     $10.53280         0
   01/01/2008 to 12/31/2008.........  $10.53280     $ 5.92524         0
   01/01/2009 to 12/31/2009.........  $ 5.92524     $ 7.61412         0
   01/01/2010 to 12/31/2010.........  $ 7.61412     $ 9.70048         0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05198     $11.27163         0
   01/01/2008 to 12/31/2008.........  $11.27163     $ 6.41269         0
   01/01/2009 to 12/31/2009.........  $ 6.41269     $ 7.78174         0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2010 to 12/31/2010.........  $ 7.78174     $ 9.26605         0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.10192     $ 5.59093         0
   01/01/2009 to 12/31/2009.........  $ 5.59093     $ 9.21740         0
   01/01/2010 to 12/31/2010.........  $ 9.21740     $11.15837         0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99918     $10.37452         0
   01/01/2008 to 12/31/2008.........  $10.37452     $10.38622         0
   01/01/2009 to 12/31/2009.........  $10.38622     $11.33515         0
   01/01/2010 to 12/31/2010.........  $11.33515     $11.66042         0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99055     $10.63572         0
   01/01/2008 to 12/31/2008.........  $10.63572     $10.29238         0
   01/01/2009 to 12/31/2009.........  $10.29238     $11.87444         0
   01/01/2010 to 12/31/2010.........  $11.87444     $12.66421         0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05295     $10.52485         0
   01/01/2008 to 12/31/2008.........  $10.52485     $ 8.39002         0
   01/01/2009 to 12/31/2009.........  $ 8.39002     $ 9.97136         0
   01/01/2010 to 12/31/2010.........  $ 9.97136     $10.91616         0
AST QMA US EQUITY ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08387     $ 9.77734         0
   01/01/2008 to 12/31/2008.........  $ 9.77734     $ 5.93256         0
   01/01/2009 to 12/31/2009.........  $ 5.93256     $ 7.15556         0
   01/01/2010 to 12/31/2010.........  $ 7.15556     $ 8.15084         0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08262     $10.44865         0
   01/01/2008 to 12/31/2008.........  $10.44865     $ 7.22179         0
   01/01/2009 to 12/31/2009.........  $ 7.22179     $ 9.11023         0
   01/01/2010 to 12/31/2010.........  $ 9.11023     $10.08539         0
AST SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09728     $ 9.89974         0
   01/01/2008 to 12/31/2008.........  $ 9.89974     $ 6.37126         0
   01/01/2009 to 12/31/2009.........  $ 6.37126     $ 8.44705         0
   01/01/2010 to 12/31/2010.........  $ 8.44705     $11.40898         0
AST SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09341     $ 9.48190         0
   01/01/2008 to 12/31/2008.........  $ 9.48190     $ 6.59820         0
   01/01/2009 to 12/31/2009.........  $ 6.59820     $ 8.29667         0
   01/01/2010 to 12/31/2010.........  $ 8.29667     $10.34967         0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07042     $10.23309         0
   01/01/2008 to 12/31/2008.........  $10.23309     $ 7.50318         0
   01/01/2009 to 12/31/2009.........  $ 7.50318     $ 9.22207         0
   01/01/2010 to 12/31/2010.........  $ 9.22207     $10.18373         0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00761     $10.64189         0
   01/01/2008 to 12/31/2008.........  $10.64189     $10.27989         0
   01/01/2009 to 12/31/2009.........  $10.27989     $11.41118         0
   01/01/2010 to 12/31/2010.........  $11.41118     $11.94694         0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.14599     $10.10721         0
   01/01/2008 to 12/31/2008.........  $10.10721     $ 5.94755         0
   01/01/2009 to 12/31/2009.........  $ 5.94755     $ 9.03144         0
   01/01/2010 to 12/31/2010.........  $ 9.03144     $10.35562         0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18095     $11.67442         0
   01/01/2008 to 12/31/2008.........  $11.67442     $ 5.78102         0
   01/01/2009 to 12/31/2009.........  $ 5.78102     $ 8.54834         0
   01/01/2010 to 12/31/2010.........  $ 8.54834     $10.19480         0
AST VALUE PORTFOLIO
FORMERLY, AST DEAM LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07843     $ 9.84245         0
   01/01/2008 to 12/31/2008.........  $ 9.84245     $ 6.11002         0
   01/01/2009 to 12/31/2009.........  $ 6.11002     $ 7.15406         0
   01/01/2010 to 12/31/2010.........  $ 7.15406     $ 7.96436         0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007........  $ 9.99918     $ 9.98774         0
   01/01/2008 to 12/31/2008.........  $ 9.98774     $ 9.37350         0
   01/01/2009 to 12/31/2009.........  $ 9.37350     $10.35986         0
   01/01/2010 to 12/31/2010.........  $10.35986     $11.05698         0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008........  $10.07829     $ 6.67266         0
   01/01/2009 to 12/31/2009.........  $ 6.67266     $ 8.59277         0
   01/01/2010 to 12/31/2010.........  $ 8.59277     $ 9.37875         0
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08917     $ 7.70550         0
   01/01/2009 to 12/31/2009.........  $ 7.70550     $ 9.27442         0
   01/01/2010 to 12/31/2010.........  $ 9.27442     $10.77668         0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008........  $10.26818     $ 7.07373         0
   01/01/2009 to 12/31/2009.........  $ 7.07373     $ 9.16100         0
   01/01/2010 to 12/31/2010.........  $ 9.16100     $11.01023         0
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008........  $10.38588     $ 5.29555         0
   01/01/2009 to 12/31/2009.........  $ 5.29555     $ 6.03006         0
   01/01/2010 to 12/31/2010.........  $ 6.03006     $ 6.62291         0
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008........  $10.15210     $ 8.37316         0
   01/01/2009 to 12/31/2009.........  $ 8.37316     $ 9.91134         0
   01/01/2010 to 12/31/2010.........  $ 9.91134     $10.09216         0
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008........  $10.16561     $ 6.12388         0
   01/01/2009 to 12/31/2009.........  $ 6.12388     $ 7.52426         0
   01/01/2010 to 12/31/2010.........  $ 7.52426     $ 9.21884         0
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008........  $10.11084     $ 6.74626         0
   01/01/2009 to 12/31/2009.........  $ 6.74626     $ 8.66542         0
   01/01/2010 to 12/31/2010.........  $ 8.66542     $ 9.71070         0
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008........  $10.24162     $ 6.29950         0
   01/01/2009 to 12/31/2009.........  $ 6.29950     $ 7.45106         0
   01/01/2010 to 12/31/2010.........  $ 7.45106     $ 8.32839         0
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008........  $10.07261     $ 6.22718         0
   01/01/2009 to 12/31/2009.........  $ 6.22718     $ 8.52790         0
   01/01/2010 to 12/31/2010.........  $ 8.52790     $10.84277         0
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008........  $10.18859     $ 6.49279         0
   01/01/2009 to 12/31/2009.........  $ 6.49279     $ 8.41309         0
   01/01/2010 to 12/31/2010.........  $ 8.41309     $10.03310         0
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008........  $10.25909     $ 5.54281         0
   01/01/2009 to 12/31/2009.........  $ 5.54281     $ 7.01875         0
   01/01/2010 to 12/31/2010.........  $ 7.01875     $ 8.66489         0
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008........  $10.11374     $ 6.83981         0
   01/01/2009 to 12/31/2009.........  $ 6.83981     $ 8.54421         0
   01/01/2010 to 12/31/2010.........  $ 8.54421     $10.63567         0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008........  $10.22874     $ 7.21084         0
   01/01/2009 to 12/31/2009.........  $ 7.21084     $ 8.59598         0
   01/01/2010 to 12/31/2010.........  $ 8.59598     $10.39183         0
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008........  $10.27831     $ 7.30077         0
   01/01/2009 to 12/31/2009.........  $ 7.30077     $ 7.75745         0
   01/01/2010 to 12/31/2010.........  $ 7.75745     $ 8.88534         0
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008........  $10.09876     $ 7.24718         0
   01/01/2009 to 12/31/2009.........  $ 7.24718     $ 7.94558         0
   01/01/2010 to 12/31/2010.........  $ 7.94558     $ 8.33479         0



* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS X SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

       ACCUMULATION UNIT VALUES: TRUEACCUMULATION HIGHEST DAILY (1.90%)



                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10309     $6.97316        3,951
   01/01/2009 to 12/31/2009.........  $ 6.97316     $8.50976        3,948
   01/01/2010 to 12/31/2010.........  $ 8.50976     $9.35005        1,154
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.32939     $7.21545          415
   01/01/2009 to 12/31/2009.........  $ 7.21545     $8.93592          413
   01/01/2010 to 12/31/2010.........  $ 8.93592     $9.97102        1,293
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.75396     $5.85729            0
   01/01/2009 to 12/31/2009.........  $ 5.85729     $7.38209            0
   01/01/2010 to 12/31/2010.........  $ 7.38209     $8.30457            0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.02831     $5.40479            0
   01/01/2009 to 12/31/2009.........  $ 5.40479     $6.56594            0
   01/01/2010 to 12/31/2010.........  $ 6.56594     $7.29663            0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.34875     $5.93530            0
   01/01/2009 to 12/31/2009.........  $ 5.93530     $6.94204            0
   01/01/2010 to 12/31/2010.........  $ 6.94204     $7.69028            0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.10807     $6.11554            0
   01/01/2009 to 12/31/2009.........  $ 6.11554     $7.06798            0
   01/01/2010 to 12/31/2010.........  $ 7.06798     $7.89644            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.20546     $7.30062        7,328

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2009 to 12/31/2009.........  $ 7.30062     $ 8.83347        7,321
   01/01/2010 to 12/31/2010.........  $ 8.83347     $ 9.73600        7,414
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009........  $ 9.99897     $ 9.37163            0
   01/01/2010 to 12/31/2010.........  $ 9.37163     $10.16941            0
AST BOND PORTFOLIO 2018
   05/01/2008* to 12/31/2008........  $10.02967     $12.15994        6,683
   01/01/2009 to 12/31/2009.........  $12.15994     $11.21089        6,680
   01/01/2010 to 12/31/2010.........  $11.21089     $12.23217        6,014
AST BOND PORTFOLIO 2019
   05/01/2008* to 12/31/2008........  $10.02964     $12.21713           87
   01/01/2009 to 12/31/2009.........  $12.21713     $11.06580          543
   01/01/2010 to 12/31/2010.........  $11.06580     $12.09287            0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009........  $ 9.99897     $ 8.78288            0
   01/01/2010 to 12/31/2010.........  $ 8.78288     $ 9.63981        1,906
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010........  $ 9.99793     $11.00082            0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.99489     $ 6.64593       15,908
   01/01/2009 to 12/31/2009.........  $ 6.64593     $ 8.17380       15,900
   01/01/2010 to 12/31/2010.........  $ 8.17380     $ 9.09410       15,898
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09921     $ 6.68779            0
   01/01/2009 to 12/31/2009.........  $ 6.68779     $ 8.32508            0
   01/01/2010 to 12/31/2010.........  $ 8.32508     $ 9.34144            0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08104     $ 7.33576        2,981
   01/01/2009 to 12/31/2009.........  $ 7.33576     $ 8.88239        2,977
   01/01/2010 to 12/31/2010.........  $ 8.88239     $ 9.75540        2,973
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.46677     $ 5.96480            0
   01/01/2009 to 12/31/2009.........  $ 5.96480     $ 7.72222            0
   01/01/2010 to 12/31/2010.........  $ 7.72222     $ 9.75243            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 07/18/2008........  $ 8.67476     $ 8.07731            0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.15903     $ 5.59912            0
   01/01/2009 to 12/31/2009.........  $ 5.59912     $ 7.28925            0
   01/01/2010 to 12/31/2010.........  $ 7.28925     $ 9.48126            0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
FORMERLY, AST NIEMANN CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10354     $ 7.49579            0
   01/01/2009 to 12/31/2009.........  $ 7.49579     $ 8.91747            0
   01/01/2010 to 12/31/2010.........  $ 8.91747     $ 9.91699            0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.05845     $ 6.69799       14,882
   01/01/2009 to 12/31/2009.........  $ 6.69799     $ 8.14061       14,032
   01/01/2010 to 12/31/2010.........  $ 8.14061     $ 9.13613       12,517
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.20449     $ 6.14116        4,208
   01/01/2009 to 12/31/2009.........  $ 6.14116     $ 7.59181        3,868
   01/01/2010 to 12/31/2010.........  $ 7.59181     $ 8.86716        5,051
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008........  $ 9.99846     $ 7.46560            0
   01/01/2009 to 11/13/2009.........  $ 7.46560     $ 8.33382            0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.17514     $ 6.10743            0
   01/01/2009 to 12/31/2009.........  $ 6.10743     $ 8.09706            0
   01/01/2010 to 12/31/2010.........  $ 8.09706     $ 9.55097            0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.99447     $ 6.09639            0
   01/01/2009 to 12/31/2009.........  $ 6.09639     $ 8.93789            0
   01/01/2010 to 12/31/2010.........  $ 8.93789     $ 9.67330            0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.33434     $ 6.05243            0
   01/01/2009 to 12/31/2009.........  $ 6.05243     $ 9.33050            0
   01/01/2010 to 12/31/2010.........  $ 9.33050     $10.97167            0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.03334     $ 7.63187            0
   01/01/2009 to 12/31/2009.........  $ 7.63187     $ 9.50009            0
   01/01/2010 to 12/31/2010.........  $ 9.50009     $11.81819            0
AST HIGH YIELD PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.61174     $ 7.68350            0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2009 to 12/31/2009.........  $ 7.68350     $10.22078           0
   01/01/2010 to 12/31/2010.........  $10.22078     $11.38405           0
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11173     $ 7.12923       2,696
   01/01/2009 to 12/31/2009.........  $ 7.12923     $ 8.86178       1,872
   01/01/2010 to 12/31/2010.........  $ 8.86178     $ 9.89791         792
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08922     $ 7.60462           0
   01/01/2009 to 12/31/2009.........  $ 7.60462     $ 9.20764           0
   01/01/2010 to 12/31/2010.........  $ 9.20764     $10.08376           0
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.50394     $ 5.40188           0
   01/01/2009 to 12/31/2009.........  $ 5.40188     $ 7.17172           0
   01/01/2010 to 12/31/2010.........  $ 7.17172     $ 8.05818           0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.88744     $ 5.74991           0
   01/01/2009 to 12/31/2009.........  $ 5.74991     $ 7.36363           0
   01/01/2010 to 12/31/2010.........  $ 7.36363     $ 8.02708           0
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009* to 12/31/2009........  $ 9.98135     $10.86097           0
   01/01/2010 to 12/31/2010.........  $10.86097     $11.81045           0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
FORMERLY, AST UBS DYNAMIC ALPHA PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.22588     $ 7.82983       6,414
   01/01/2009 to 12/31/2009.........  $ 7.82983     $ 9.37555       4,670
   01/01/2010 to 12/31/2010.........  $ 9.37555     $ 9.87388       3,257
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08384     $10.28765           0
   01/01/2010 to 12/31/2010.........  $10.28765     $11.23808           0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14522     $10.29741           0
   01/01/2010 to 12/31/2010.........  $10.29741     $11.49202           0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.07041     $ 5.94481           0
   01/01/2009 to 12/31/2009.........  $ 5.94481     $ 7.92696           0
   01/01/2010 to 12/31/2010.........  $ 7.92696     $ 8.33676           0
AST LARGE-CAP VALUE PORTFOLIO

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   05/01/2008* to 12/31/2008........  $ 9.15840     $ 5.48443         0
   01/01/2009 to 12/31/2009.........  $ 5.48443     $ 6.42806         0
   01/01/2010 to 12/31/2010.........  $ 6.42806     $ 7.13815         0
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.38709     $ 7.82496         0
   01/01/2009 to 12/31/2009.........  $ 7.82496     $10.33592         0
   01/01/2010 to 12/31/2010.........  $10.33592     $11.50363         0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.98862     $ 5.98019         0
   01/01/2009 to 12/31/2009.........  $ 5.98019     $ 7.61491         0
   01/01/2010 to 12/31/2010.........  $ 7.61491     $ 8.94884         0
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.17842     $ 6.75217         0
   01/01/2009 to 12/31/2009.........  $ 6.75217     $ 8.71384         0
   01/01/2010 to 12/31/2010.........  $ 8.71384     $ 9.58130         0
AST MFS GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.38287     $ 6.72320         0
   01/01/2009 to 12/31/2009.........  $ 6.72320     $ 8.20117         0
   01/01/2010 to 12/31/2010.........  $ 8.20117     $ 9.07694         0
AST MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.75286     $ 5.91502         0
   01/01/2009 to 12/31/2009.........  $ 5.91502     $ 8.06168         0
   01/01/2010 to 12/31/2010.........  $ 8.06168     $ 9.77890         0
AST MONEY MARKET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.16748     $10.18127         0
   01/01/2009 to 12/31/2009.........  $10.18127     $10.01586         0
   01/01/2010 to 12/31/2010.........  $10.01586     $ 9.83128         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.65910     $ 5.67576         0
   01/01/2009 to 12/31/2009.........  $ 5.67576     $ 7.83349         0
   01/01/2010 to 12/31/2010.........  $ 7.83349     $ 9.48891         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.55152     $ 5.85029         0
   01/01/2009 to 12/31/2009.........  $ 5.85029     $ 7.45133         0
   01/01/2010 to 12/31/2010.........  $ 7.45133     $ 9.40919         0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.15914     $ 6.33164         0
   01/01/2009 to 12/31/2009.........  $ 6.33164     $ 7.61527         0
   01/01/2010 to 12/31/2010.........  $ 7.61527     $ 8.98774         0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.10120     $ 5.56840            0
   01/01/2009 to 12/31/2009.........  $ 5.56840     $ 9.09915            0
   01/01/2010 to 12/31/2010.........  $ 9.09915     $10.91788            0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.51451     $10.25537            0
   01/01/2009 to 12/31/2009.........  $10.25537     $11.09340            0
   01/01/2010 to 12/31/2010.........  $11.09340     $11.31076            0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.86829     $10.16253            0
   01/01/2009 to 12/31/2009.........  $10.16253     $11.62088            0
   01/01/2010 to 12/31/2010.........  $11.62088     $12.28403            0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.41922     $ 8.28423       13,860
   01/01/2009 to 12/31/2009.........  $ 8.28423     $ 9.75850        7,907
   01/01/2010 to 12/31/2010.........  $ 9.75850     $10.58873        9,139
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.29756     $ 5.85753            0
   01/01/2009 to 12/31/2009.........  $ 5.85753     $ 7.00256            0
   01/01/2010 to 12/31/2010.........  $ 7.00256     $ 7.90595            0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.15477     $ 7.13066          939
   01/01/2009 to 12/31/2009.........  $ 7.13066     $ 8.91579          939
   01/01/2010 to 12/31/2010.........  $ 8.91579     $ 9.78295            0
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.47049     $ 6.29069            0
   01/01/2009 to 12/31/2009.........  $ 6.29069     $ 8.26641            0
   01/01/2010 to 12/31/2010.........  $ 8.26641     $11.06637            0
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.35347     $ 6.51489            0
   01/01/2009 to 12/31/2009.........  $ 6.51489     $ 8.11952            0
   01/01/2010 to 12/31/2010.........  $ 8.11952     $10.03914            0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.04604     $ 7.40835       11,419
   01/01/2009 to 12/31/2009.........  $ 7.40835     $ 9.02504       10,808
   01/01/2010 to 12/31/2010.........  $ 9.02504     $ 9.87813       10,454
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $11.00386     $10.15023            0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2009 to 12/31/2009.........  $10.15023     $11.16740           0
   01/01/2010 to 12/31/2010.........  $11.16740     $11.58840           0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.62217     $ 5.87234           0
   01/01/2009 to 12/31/2009.........  $ 5.87234     $ 8.83842           0
   01/01/2010 to 12/31/2010.........  $ 8.83842     $10.04478           0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2008* to 12/31/2008........  $12.04239     $ 5.70792           0
   01/01/2009 to 12/31/2009.........  $ 5.70792     $ 8.36558           0
   01/01/2010 to 12/31/2010.........  $ 8.36558     $ 9.88866           0
AST VALUE PORTFOLIO
FORMERLY, AST DEAM LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.35573     $ 6.03272           0
   01/01/2009 to 12/31/2009.........  $ 6.03272     $ 7.00101           0
   01/01/2010 to 12/31/2010.........  $ 7.00101     $ 7.72521           0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.23168     $ 9.28051           0
   01/01/2009 to 12/31/2009.........  $ 9.28051     $10.16632           0
   01/01/2010 to 12/31/2010.........  $10.16632     $10.75449           0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008........  $10.07805     $ 6.63304       1,274
   01/01/2009 to 12/31/2009.........  $ 6.63304     $ 8.46619       1,271
   01/01/2010 to 12/31/2010.........  $ 8.46619     $ 9.15895       3,373



* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS X SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

                   ACCUMULATION UNIT VALUES: COMBINATION 5%
  ROLL UP AND HAV DEATH BENEFIT OR HIGHEST DAILY VALUE DEATH BENEFIT (2.05%)



                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09167     $6.95840         9,754
   01/01/2009 to 12/31/2009.........  $ 6.95840     $8.47922         9,750
   01/01/2010 to 12/31/2010.........  $ 8.47922     $9.30273         9,746
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.31784     $7.20030             0
   01/01/2009 to 12/31/2009.........  $ 7.20030     $8.90401             0
   01/01/2010 to 12/31/2010.........  $ 8.90401     $9.92086             0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.74301     $5.84493             0
   01/01/2009 to 12/31/2009.........  $ 5.84493     $7.35571             0
   01/01/2010 to 12/31/2010.........  $ 7.35571     $8.26275             0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.01817     $5.39349             0
   01/01/2009 to 12/31/2009.........  $ 5.39349     $6.54268             0
   01/01/2010 to 12/31/2010.........  $ 6.54268     $7.26021             0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.33831     $5.92286             0
   01/01/2009 to 12/31/2009.........  $ 5.92286     $6.91739             0
   01/01/2010 to 12/31/2010.........  $ 6.91739     $7.65179             0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.09781     $6.10266             0
   01/01/2009 to 12/31/2009.........  $ 6.10266     $7.04277             0
   01/01/2010 to 12/31/2010.........  $ 7.04277     $7.85667             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.19410     $7.28529        34,181

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2009 to 12/31/2009.........  $ 7.28529     $8.80182        32,694
   01/01/2010 to 12/31/2010.........  $ 8.80182     $9.68687        32,282
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.98368     $6.63191        39,493
   01/01/2009 to 12/31/2009.........  $ 6.63191     $8.14461        37,870
   01/01/2010 to 12/31/2010.........  $ 8.14461     $9.04836        37,418
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09917     $6.68121             0
   01/01/2009 to 12/31/2009.........  $ 6.68121     $8.30455             0
   01/01/2010 to 12/31/2010.........  $ 8.30455     $9.30456             0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08099     $7.32855             0
   01/01/2009 to 12/31/2009.........  $ 7.32855     $8.86066             0
   01/01/2010 to 12/31/2010.........  $ 8.86066     $9.71730             0
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.45499     $5.95221             0
   01/01/2009 to 12/31/2009.........  $ 5.95221     $7.69467             0
   01/01/2010 to 12/31/2010.........  $ 7.69467     $9.70334             0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 07/18/2008........  $ 8.66505     $8.06573             0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.14872     $5.58734             0
   01/01/2009 to 12/31/2009.........  $ 5.58734     $7.26320             0
   01/01/2010 to 12/31/2010.........  $ 7.26320     $9.43359             0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
FORMERLY, AST NIEMANN CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10350     $7.48840         3,694
   01/01/2009 to 12/31/2009.........  $ 7.48840     $8.89552         3,516
   01/01/2010 to 12/31/2010.........  $ 8.89552     $9.87800         3,419
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.04705     $6.68384             0
   01/01/2009 to 12/31/2009.........  $ 6.68384     $8.11147             0
   01/01/2010 to 12/31/2010.........  $ 8.11147     $9.09004             0
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.19308     $6.12822         4,079
   01/01/2009 to 12/31/2009.........  $ 6.12822     $7.56470         4,077
   01/01/2010 to 12/31/2010.........  $ 7.56470     $8.82241         4,075

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008........  $ 9.99834     $ 7.46060         0
   01/01/2009 to 11/13/2009.........  $ 7.46060     $ 8.31761         0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.17501     $ 6.10331         0
   01/01/2009 to 12/31/2009.........  $ 6.10331     $ 8.07965         0
   01/01/2010 to 12/31/2010.........  $ 8.07965     $ 9.51634         0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.98328     $ 6.08363         0
   01/01/2009 to 12/31/2009.........  $ 6.08363     $ 8.90595         0
   01/01/2010 to 12/31/2010.........  $ 8.90595     $ 9.62459         0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.32267     $ 6.03967         0
   01/01/2009 to 12/31/2009.........  $ 6.03967     $ 9.29716         0
   01/01/2010 to 12/31/2010.........  $ 9.29716     $10.91632         0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.03322     $ 7.62675         0
   01/01/2009 to 12/31/2009.........  $ 7.62675     $ 9.47971         0
   01/01/2010 to 12/31/2010.........  $ 9.47971     $11.77554         0
AST HIGH YIELD PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.59977     $ 7.66726         0
   01/01/2009 to 12/31/2009.........  $ 7.66726     $10.18418         0
   01/01/2010 to 12/31/2010.........  $10.18418     $11.32643         0
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11169     $ 7.12215         0
   01/01/2009 to 12/31/2009.........  $ 7.12215     $ 8.83997         0
   01/01/2010 to 12/31/2010.........  $ 8.83997     $ 9.85897         0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08918     $ 7.59707         0
   01/01/2009 to 12/31/2009.........  $ 7.59707     $ 9.18496         0
   01/01/2010 to 12/31/2010.........  $ 9.18496     $10.04404         0
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.49217     $ 5.39052         0
   01/01/2009 to 12/31/2009.........  $ 5.39052     $ 7.14599         0
   01/01/2010 to 12/31/2010.........  $ 7.14599     $ 8.01738         0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.87627     $ 5.73777         0
   01/01/2009 to 12/31/2009.........  $ 5.73777     $ 7.33715         0
   01/01/2010 to 12/31/2010.........  $ 7.33715     $ 7.98646         0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.02948     $10.76372       15,338
   01/01/2009 to 12/31/2009.........  $10.76372     $11.73945       15,228
   01/01/2010 to 12/31/2010.........  $11.73945     $12.74685       15,123
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
FORMERLY, AST UBS DYNAMIC ALPHA PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.21432     $ 7.81330        4,187
   01/01/2009 to 12/31/2009.........  $ 7.81330     $ 9.34193        4,185
   01/01/2010 to 12/31/2010.........  $ 9.34193     $ 9.82397        4,183
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08372     $10.28562            0
   01/01/2010 to 12/31/2010.........  $10.28562     $11.21934            0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14510     $10.29541            0
   01/01/2010 to 12/31/2010.........  $10.29541     $11.47285            0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.05911     $ 5.93225            0
   01/01/2009 to 12/31/2009.........  $ 5.93225     $ 7.89870            0
   01/01/2010 to 12/31/2010.........  $ 7.89870     $ 8.29487            0
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.14825     $ 5.47298            0
   01/01/2009 to 12/31/2009.........  $ 5.47298     $ 6.40509            0
   01/01/2010 to 12/31/2010.........  $ 6.40509     $ 7.10207            0
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.37541     $ 7.80849            0
   01/01/2009 to 12/31/2009.........  $ 7.80849     $10.29913            0
   01/01/2010 to 12/31/2010.........  $10.29913     $11.44587            0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.97748     $ 5.96762            0
   01/01/2009 to 12/31/2009.........  $ 5.96762     $ 7.58771            0
   01/01/2010 to 12/31/2010.........  $ 7.58771     $ 8.90369            0
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.16699     $ 6.73798            0
   01/01/2009 to 12/31/2009.........  $ 6.73798     $ 8.68271            0
   01/01/2010 to 12/31/2010.........  $ 8.68271     $ 9.53313            0
AST MFS GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.37125     $ 6.70908            0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2009 to 12/31/2009.........  $ 6.70908     $ 8.17193         0
   01/01/2010 to 12/31/2010.........  $ 8.17193     $ 9.03125         0
AST MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.74190     $ 5.90256         0
   01/01/2009 to 12/31/2009.........  $ 5.90256     $ 8.03284         0
   01/01/2010 to 12/31/2010.........  $ 8.03284     $ 9.72970         0
AST MONEY MARKET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.15610     $10.15986         0
   01/01/2009 to 12/31/2009.........  $10.15986     $ 9.98007         0
   01/01/2010 to 12/31/2010.........  $ 9.98007     $ 9.78178         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.64836     $ 5.66381         0
   01/01/2009 to 12/31/2009.........  $ 5.66381     $ 7.80555         0
   01/01/2010 to 12/31/2010.........  $ 7.80555     $ 9.44104         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.54076     $ 5.83794         0
   01/01/2009 to 12/31/2009.........  $ 5.83794     $ 7.42465         0
   01/01/2010 to 12/31/2010.........  $ 7.42465     $ 9.36168         0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.14770     $ 6.31826         0
   01/01/2009 to 12/31/2009.........  $ 6.31826     $ 7.58806         0
   01/01/2010 to 12/31/2010.........  $ 7.58806     $ 8.94249         0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.10108     $ 5.56461         0
   01/01/2009 to 12/31/2009.........  $ 5.56461     $ 9.07937         0
   01/01/2010 to 12/31/2010.........  $ 9.07937     $10.87803         0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.50266     $10.23374         0
   01/01/2009 to 12/31/2009.........  $10.23374     $11.05362         0
   01/01/2010 to 12/31/2010.........  $11.05362     $11.25358         0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.85614     $10.14131         0
   01/01/2009 to 12/31/2009.........  $10.14131     $11.57959         0
   01/01/2010 to 12/31/2010.........  $11.57959     $12.22242         0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.40756     $ 8.26681         0
   01/01/2009 to 12/31/2009.........  $ 8.26681     $ 9.72368         0
   01/01/2010 to 12/31/2010.........  $ 9.72368     $10.53541         0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.28723     $ 5.84517         0
   01/01/2009 to 12/31/2009.........  $ 5.84517     $ 6.97752         0
   01/01/2010 to 12/31/2010.........  $ 6.97752     $ 7.86618         0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.14329     $ 7.11566         0
   01/01/2009 to 12/31/2009.........  $ 7.11566     $ 8.88396         0
   01/01/2010 to 12/31/2010.........  $ 8.88396     $ 9.73371         0
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.45991     $ 6.27758         0
   01/01/2009 to 12/31/2009.........  $ 6.27758     $ 8.23708         0
   01/01/2010 to 12/31/2010.........  $ 8.23708     $11.01097         0
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.34299     $ 6.50117         0
   01/01/2009 to 12/31/2009.........  $ 6.50117     $ 8.09044         0
   01/01/2010 to 12/31/2010.........  $ 8.09044     $ 9.98848         0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.03487     $ 7.39293         0
   01/01/2009 to 12/31/2009.........  $ 7.39293     $ 8.99286         0
   01/01/2010 to 12/31/2010.........  $ 8.99286     $ 9.82856         0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.99163     $10.12903         0
   01/01/2009 to 12/31/2009.........  $10.12903     $11.12771         0
   01/01/2010 to 12/31/2010.........  $11.12771     $11.53023         0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.61138     $ 5.85995         0
   01/01/2009 to 12/31/2009.........  $ 5.85995     $ 8.80681         0
   01/01/2010 to 12/31/2010.........  $ 8.80681     $ 9.99409         0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2008* to 12/31/2008........  $12.02884     $ 5.69590         0
   01/01/2009 to 12/31/2009.........  $ 5.69590     $ 8.33567         0
   01/01/2010 to 12/31/2010.........  $ 8.33567     $ 9.83861         0
AST VALUE PORTFOLIO
FORMERLY, AST DEAM LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.34515     $ 6.02011         0
   01/01/2009 to 12/31/2009.........  $ 6.02011     $ 6.97614         0
   01/01/2010 to 12/31/2010.........  $ 6.97614     $ 7.68640         0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   05/01/2008* to 12/31/2008........  $10.22474     $ 9.26506         0
   01/01/2009 to 12/31/2009.........  $ 9.26506     $10.13453         0
   01/01/2010 to 12/31/2010.........  $10.13453     $10.70508         0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008........  $10.07801     $ 6.62654         0
   01/01/2009 to 12/31/2009.........  $ 6.62654     $ 8.44546         0
   01/01/2010 to 12/31/2010.........  $ 8.44546     $ 9.12305         0



* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS X SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

   ACCUMULATION UNIT VALUES: TRUEINCOME OR TRUEINCOME HIGHEST DAILY (2.15%)
                     OR TRUEACCUMULATION HD 60 BPS (2.15%)



                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09267     $10.41271       35,396
   01/01/2008 to 12/31/2008.........  $10.41271     $ 6.94873       34,874
   01/01/2009 to 12/31/2009.........  $ 6.94873     $ 8.45915       35,623
   01/01/2010 to 12/31/2010.........  $ 8.45915     $ 9.27164       34,344
AST ADVANCED STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11432     $10.46348        4,423
   01/01/2008 to 12/31/2008.........  $10.46348     $ 7.19022       26,254
   01/01/2009 to 12/31/2009.........  $ 7.19022     $ 8.88280       26,597
   01/01/2010 to 12/31/2010.........  $ 8.88280     $ 9.88751       26,810
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12983     $10.33832            0
   01/01/2008 to 12/31/2008.........  $10.33832     $ 5.83669            0
   01/01/2009 to 12/31/2009.........  $ 5.83669     $ 7.33814            0
   01/01/2010 to 12/31/2010.........  $ 7.33814     $ 8.23489            0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09058     $ 9.46722            0
   01/01/2008 to 12/31/2008.........  $ 9.46722     $ 5.38593            0
   01/01/2009 to 12/31/2009.........  $ 5.38593     $ 6.52707            0
   01/01/2010 to 12/31/2010.........  $ 6.52707     $ 7.23564            0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07325     $10.18694            0
   01/01/2008 to 12/31/2008.........  $10.18694     $ 5.91450            0
   01/01/2009 to 12/31/2009.........  $ 5.91450     $ 6.90084            0
   01/01/2010 to 12/31/2010.........  $ 6.90084     $ 7.62592            0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.06574     $ 9.54008            0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2008 to 12/31/2008.........  $ 9.54008     $ 6.09416            0
   01/01/2009 to 12/31/2009.........  $ 6.09416     $ 7.02608            0
   01/01/2010 to 12/31/2010.........  $ 7.02608     $ 7.83024            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07644     $10.42324          809
   01/01/2008 to 12/31/2008.........  $10.42324     $ 7.27505        2,024
   01/01/2009 to 12/31/2009.........  $ 7.27505     $ 8.78087        2,410
   01/01/2010 to 12/31/2010.........  $ 8.78087     $ 9.65440          234
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009........  $ 9.99883     $ 9.34869            0
   01/01/2010 to 12/31/2010.........  $ 9.34869     $10.11959            0
AST BOND PORTFOLIO 2018
   05/01/2008* to 12/31/2008........  $10.02960     $12.14003            0
   01/01/2009 to 12/31/2009.........  $12.14003     $11.16508            0
   01/01/2010 to 12/31/2010.........  $11.16508     $12.15234            0
AST BOND PORTFOLIO 2019
   05/01/2008* to 12/31/2008........  $10.02957     $12.19718            0
   01/01/2009 to 12/31/2009.........  $12.19718     $11.02061            0
   01/01/2010 to 12/31/2010.........  $11.02061     $12.01404            0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009........  $ 9.99883     $ 8.76129            0
   01/01/2010 to 12/31/2010.........  $ 8.76129     $ 9.59251            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010........  $ 9.99767     $10.97378            0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11580     $10.39840       13,061
   01/01/2008 to 12/31/2008.........  $10.39840     $ 6.62275       10,121
   01/01/2009 to 12/31/2009.........  $ 6.62275     $ 8.12532       10,262
   01/01/2010 to 12/31/2010.........  $ 8.12532     $ 9.01791        9,912
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09915     $ 6.67681            0
   01/01/2009 to 12/31/2009.........  $ 6.67681     $ 8.29110            0
   01/01/2010 to 12/31/2010.........  $ 8.29110     $ 9.28054            0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08097     $ 7.32374            0
   01/01/2009 to 12/31/2009.........  $ 7.32374     $ 8.84623            0
   01/01/2010 to 12/31/2010.........  $ 8.84623     $ 9.69191            0
AST COHEN & STEERS REALTY PORTFOLIO

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   07/30/2007* to 12/31/2007........  $10.10554     $ 9.34891            0
   01/01/2008 to 12/31/2008.........  $ 9.34891     $ 5.94381            0
   01/01/2009 to 12/31/2009.........  $ 5.94381     $ 7.67611            0
   01/01/2010 to 12/31/2010.........  $ 7.67611     $ 9.67044            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12697     $ 8.81696            0
   01/01/2008 to 07/18/2008.........  $ 8.81696     $ 8.05791            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09487     $10.19469            0
   01/01/2008 to 12/31/2008.........  $10.19469     $ 5.57945            0
   01/01/2009 to 12/31/2009.........  $ 5.57945     $ 7.24578            0
   01/01/2010 to 12/31/2010.........  $ 7.24578     $ 9.40175            0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
FORMERLY, AST NIEMANN CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10348     $ 7.48351            0
   01/01/2009 to 12/31/2009.........  $ 7.48351     $ 8.88110            0
   01/01/2010 to 12/31/2010.........  $ 8.88110     $ 9.85231            0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08850     $10.40739       25,214
   01/01/2008 to 12/31/2008.........  $10.40739     $ 6.67441        3,299
   01/01/2009 to 12/31/2009.........  $ 6.67441     $ 8.09215        4,185
   01/01/2010 to 12/31/2010.........  $ 8.09215     $ 9.05939        4,777
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12415     $10.54390        1,765
   01/01/2008 to 12/31/2008.........  $10.54390     $ 6.11961        1,502
   01/01/2009 to 12/31/2009.........  $ 6.11961     $ 7.54662        1,493
   01/01/2010 to 12/31/2010.........  $ 7.54662     $ 8.79273          931
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008........  $ 9.99826     $ 7.45729            0
   01/01/2009 to 11/13/2009.........  $ 7.45729     $ 8.30680            0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.17493     $ 6.10054            0
   01/01/2009 to 12/31/2009.........  $ 6.10054     $ 8.06810            0
   01/01/2010 to 12/31/2010.........  $ 8.06810     $ 9.49352            0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13374     $10.38994            0
   01/01/2008 to 12/31/2008.........  $10.38994     $ 6.07511            0
   01/01/2009 to 12/31/2009.........  $ 6.07511     $ 8.88485            0
   01/01/2010 to 12/31/2010.........  $ 8.88485     $ 9.59233            0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12370     $10.40616           0
   01/01/2008 to 12/31/2008.........  $10.40616     $ 6.03125           0
   01/01/2009 to 12/31/2009.........  $ 6.03125     $ 9.27500           0
   01/01/2010 to 12/31/2010.........  $ 9.27500     $10.87959           0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.03314     $ 7.62330           0
   01/01/2009 to 12/31/2009.........  $ 7.62330     $ 9.46612           0
   01/01/2010 to 12/31/2010.........  $ 9.46612     $11.74715           0
AST HIGH YIELD PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.01055     $10.50463           0
   01/01/2008 to 12/31/2008.........  $10.50463     $ 7.65663           0
   01/01/2009 to 12/31/2009.........  $ 7.65663     $10.16011           0
   01/01/2010 to 12/31/2010.........  $10.16011     $11.28870           0
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11166     $ 7.11750           0
   01/01/2009 to 12/31/2009.........  $ 7.11750     $ 8.82554           0
   01/01/2010 to 12/31/2010.........  $ 8.82554     $ 9.83332           0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08915     $ 7.59215           0
   01/01/2009 to 12/31/2009.........  $ 7.59215     $ 9.16998           0
   01/01/2010 to 12/31/2010.........  $ 9.16998     $10.01776           0
AST INTERNATIONAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.24160     $11.04912           0
   01/01/2008 to 12/31/2008.........  $11.04912     $ 5.38294           0
   01/01/2009 to 12/31/2009.........  $ 5.38294     $ 7.12895           0
   01/01/2010 to 12/31/2010.........  $ 7.12895     $ 7.99054           0
AST INTERNATIONAL VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18837     $10.45253           0
   01/01/2008 to 12/31/2008.........  $10.45253     $ 5.72969           0
   01/01/2009 to 12/31/2009.........  $ 5.72969     $ 7.31957           0
   01/01/2010 to 12/31/2010.........  $ 7.31957     $ 7.95947           0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
FORMERLY, AST UBS DYNAMIC ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08276     $ 9.67462       2,704
   01/01/2008 to 12/31/2008.........  $ 9.67462     $ 7.80249         611
   01/01/2009 to 12/31/2009.........  $ 7.80249     $ 9.31987       1,290
   01/01/2010 to 12/31/2010.........  $ 9.31987     $ 9.79118       1,396
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08364     $10.28430           0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2010 to 12/31/2010.........  $10.28430     $11.20698         0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14502     $10.29407         0
   01/01/2010 to 12/31/2010.........  $10.29407     $11.46010         0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18177     $10.32353         0
   01/01/2008 to 12/31/2008.........  $10.32353     $ 5.92402         0
   01/01/2009 to 12/31/2009.........  $ 5.92402     $ 7.87993         0
   01/01/2010 to 12/31/2010.........  $ 7.87993     $ 8.26696         0
AST LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09180     $ 9.54198         0
   01/01/2008 to 12/31/2008.........  $ 9.54198     $ 5.46533         0
   01/01/2009 to 12/31/2009.........  $ 5.46533     $ 6.38973         0
   01/01/2010 to 12/31/2010.........  $ 6.38973     $ 7.07812         0
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00671     $10.37873         0
   01/01/2008 to 12/31/2008.........  $10.37873     $ 7.79764         0
   01/01/2009 to 12/31/2009.........  $ 7.79764     $10.27462         0
   01/01/2010 to 12/31/2010.........  $10.27462     $11.40738         0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13276     $10.80537         0
   01/01/2008 to 12/31/2008.........  $10.80537     $ 5.95932         0
   01/01/2009 to 12/31/2009.........  $ 5.95932     $ 7.56979         0
   01/01/2010 to 12/31/2010.........  $ 7.56979     $ 8.87403         0
AST MFS GLOBAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15615     $10.41263         0
   01/01/2008 to 12/31/2008.........  $10.41263     $ 6.72847         0
   01/01/2009 to 12/31/2009.........  $ 6.72847     $ 8.66191         0
   01/01/2010 to 12/31/2010.........  $ 8.66191     $ 9.50088         0
AST MFS GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10825     $10.74455         0
   01/01/2008 to 12/31/2008.........  $10.74455     $ 6.69964         0
   01/01/2009 to 12/31/2009.........  $ 6.69964     $ 8.15236         0
   01/01/2010 to 12/31/2010.........  $ 8.15236     $ 9.00077         0
AST MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07724     $ 9.73121         0
   01/01/2008 to 12/31/2008.........  $ 9.73121     $ 5.89420         0
   01/01/2009 to 12/31/2009.........  $ 5.89420     $ 8.01363         0
   01/01/2010 to 12/31/2010.........  $ 8.01363     $ 9.69689         0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST MONEY MARKET PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99957     $10.11017            0
   01/01/2008 to 12/31/2008.........  $10.11017     $10.14553            0
   01/01/2009 to 12/31/2009.........  $10.14553     $ 9.95604            0
   01/01/2010 to 12/31/2010.........  $ 9.95604     $ 9.74848            0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10437     $10.00617            0
   01/01/2008 to 12/31/2008.........  $10.00617     $ 5.65589            0
   01/01/2009 to 12/31/2009.........  $ 5.65589     $ 7.78700            0
   01/01/2010 to 12/31/2010.........  $ 7.78700     $ 9.40947            0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15803     $10.48169            0
   01/01/2008 to 12/31/2008.........  $10.48169     $ 5.82982            0
   01/01/2009 to 12/31/2009.........  $ 5.82982     $ 7.40693            0
   01/01/2010 to 12/31/2010.........  $ 7.40693     $ 9.33023            0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05105     $11.21693            0
   01/01/2008 to 12/31/2008.........  $11.21693     $ 6.30946            0
   01/01/2009 to 12/31/2009.........  $ 6.30946     $ 7.57010            0
   01/01/2010 to 12/31/2010.........  $ 7.57010     $ 8.91259            0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.10100     $ 5.56218            0
   01/01/2009 to 12/31/2009.........  $ 5.56218     $ 9.06661            0
   01/01/2010 to 12/31/2010.........  $ 9.06661     $10.85216            0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99825     $10.32414            0
   01/01/2008 to 12/31/2008.........  $10.32414     $10.21940            0
   01/01/2009 to 12/31/2009.........  $10.21940     $11.02749            0
   01/01/2010 to 12/31/2010.........  $11.02749     $11.21599            0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.98962     $10.58408            0
   01/01/2008 to 12/31/2008.........  $10.58408     $10.12708            0
   01/01/2009 to 12/31/2009.........  $10.12708     $11.55209            0
   01/01/2010 to 12/31/2010.........  $11.55209     $12.18144            0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05201     $10.47375          804
   01/01/2008 to 12/31/2008.........  $10.47375     $ 8.25528       13,327
   01/01/2009 to 12/31/2009.........  $ 8.25528     $ 9.70064       15,775
   01/01/2010 to 12/31/2010.........  $ 9.70064     $10.50017       16,929
AST QMA US EQUITY ALPHA PORTFOLIO

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   07/30/2007* to 12/31/2007........  $10.08294     $ 9.72984            0
   01/01/2008 to 12/31/2008.........  $ 9.72984     $ 5.83700            0
   01/01/2009 to 12/31/2009.........  $ 5.83700     $ 6.96092            0
   01/01/2010 to 12/31/2010.........  $ 6.96092     $ 7.83975            0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08169     $10.39796          811
   01/01/2008 to 12/31/2008.........  $10.39796     $ 7.10576          133
   01/01/2009 to 12/31/2009.........  $ 7.10576     $ 8.86293          220
   01/01/2010 to 12/31/2010.........  $ 8.86293     $ 9.70116          234
AST SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09635     $ 9.85163            0
   01/01/2008 to 12/31/2008.........  $ 9.85163     $ 6.26870            0
   01/01/2009 to 12/31/2009.........  $ 6.26870     $ 8.21727            0
   01/01/2010 to 12/31/2010.........  $ 8.21727     $10.97365            0
AST SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09248     $ 9.43584            0
   01/01/2008 to 12/31/2008.........  $ 9.43584     $ 6.49201            0
   01/01/2009 to 12/31/2009.........  $ 6.49201     $ 8.07126            0
   01/01/2010 to 12/31/2010.........  $ 8.07126     $ 9.95506            0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.06948     $10.18337       35,698
   01/01/2008 to 12/31/2008.........  $10.18337     $ 7.38250       33,725
   01/01/2009 to 12/31/2009.........  $ 7.38250     $ 8.97137       22,587
   01/01/2010 to 12/31/2010.........  $ 8.97137     $ 9.79540       21,665
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00668     $10.59024            0
   01/01/2008 to 12/31/2008.........  $10.59024     $10.11481            0
   01/01/2009 to 12/31/2009.........  $10.11481     $11.10125            0
   01/01/2010 to 12/31/2010.........  $11.10125     $11.49144            0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.14506     $10.05810            0
   01/01/2008 to 12/31/2008.........  $10.05810     $ 5.85175            0
   01/01/2009 to 12/31/2009.........  $ 5.85175     $ 8.78579            0
   01/01/2010 to 12/31/2010.........  $ 8.78579     $ 9.96050            0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18002     $11.61783            0
   01/01/2008 to 12/31/2008.........  $11.61783     $ 5.68800            0
   01/01/2009 to 12/31/2009.........  $ 5.68800     $ 8.31597            0
   01/01/2010 to 12/31/2010.........  $ 8.31597     $ 9.80597            0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST VALUE PORTFOLIO
FORMERLY, AST DEAM LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07750     $ 9.79460           0
   01/01/2008 to 12/31/2008.........  $ 9.79460     $ 6.01165           0
   01/01/2009 to 12/31/2009.........  $ 6.01165     $ 6.95945           0
   01/01/2010 to 12/31/2010.........  $ 6.95945     $ 7.66039           0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007........  $ 9.99825     $ 9.97382           0
   01/01/2008 to 12/31/2008.........  $ 9.97382     $ 9.25500           0
   01/01/2009 to 12/31/2009.........  $ 9.25500     $10.11349           0
   01/01/2010 to 12/31/2010.........  $10.11349     $10.67235           0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008........  $10.07798     $ 6.62214       2,291
   01/01/2009 to 12/31/2009.........  $ 6.62214     $ 8.43152       3,667
   01/01/2010 to 12/31/2010.........  $ 8.43152     $ 9.09905       3,255



* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS X SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

           ACCUMULATION UNIT VALUES: SPOUSAL TRUEINCOME ONLY (2.30%)



                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09255     $10.40617           0
   01/01/2008 to 12/31/2008.........  $10.40617     $ 6.93419       2,998
   01/01/2009 to 12/31/2009.........  $ 6.93419     $ 8.42904           0
   01/01/2010 to 12/31/2010.........  $ 8.42904     $ 9.22519           0
AST ADVANCED STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11420     $10.45687           0
   01/01/2008 to 12/31/2008.........  $10.45687     $ 7.17504           0
   01/01/2009 to 12/31/2009.........  $ 7.17504     $ 8.85106       1,878
   01/01/2010 to 12/31/2010.........  $ 8.85106     $ 9.83777       1,876
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12971     $10.33183           0
   01/01/2008 to 12/31/2008.........  $10.33183     $ 5.82442           0
   01/01/2009 to 12/31/2009.........  $ 5.82442     $ 7.31205           0
   01/01/2010 to 12/31/2010.........  $ 7.31205     $ 8.19375           0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09046     $ 9.46133           0
   01/01/2008 to 12/31/2008.........  $ 9.46133     $ 5.37455           0
   01/01/2009 to 12/31/2009.........  $ 5.37455     $ 6.50369           0
   01/01/2010 to 12/31/2010.........  $ 6.50369     $ 7.19941           0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07313     $10.18050           0
   01/01/2008 to 12/31/2008.........  $10.18050     $ 5.90204           0
   01/01/2009 to 12/31/2009.........  $ 5.90204     $ 6.87620           0
   01/01/2010 to 12/31/2010.........  $ 6.87620     $ 7.58756           0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.06562     $ 9.53406           0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2008 to 12/31/2008.........  $ 9.53406     $ 6.08130            0
   01/01/2009 to 12/31/2009.........  $ 6.08130     $ 7.00100            0
   01/01/2010 to 12/31/2010.........  $ 7.00100     $ 7.79090            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07632     $10.41669            0
   01/01/2008 to 12/31/2008.........  $10.41669     $ 7.25984            0
   01/01/2009 to 12/31/2009.........  $ 7.25984     $ 8.74980            0
   01/01/2010 to 12/31/2010.........  $ 8.74980     $ 9.60608            0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11568     $10.39176            0
   01/01/2008 to 12/31/2008.........  $10.39176     $ 6.60876       39,251
   01/01/2009 to 12/31/2009.........  $ 6.60876     $ 8.09615       36,365
   01/01/2010 to 12/31/2010.........  $ 8.09615     $ 8.97247       33,933
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09911     $ 6.67026            0
   01/01/2009 to 12/31/2009.........  $ 6.67026     $ 8.27074            0
   01/01/2010 to 12/31/2010.........  $ 8.27074     $ 9.24411            0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08093     $ 7.31658            0
   01/01/2009 to 12/31/2009.........  $ 7.31658     $ 8.82455            0
   01/01/2010 to 12/31/2010.........  $ 8.82455     $ 9.65406            0
AST COHEN & STEERS REALTY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10541     $ 9.34300            0
   01/01/2008 to 12/31/2008.........  $ 9.34300     $ 5.93131            0
   01/01/2009 to 12/31/2009.........  $ 5.93131     $ 7.64885            0
   01/01/2010 to 12/31/2010.........  $ 7.64885     $ 9.62208            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12685     $ 8.81141            0
   01/01/2008 to 07/18/2008.........  $ 8.81141     $ 8.04645            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09475     $10.18828            0
   01/01/2008 to 12/31/2008.........  $10.18828     $ 5.56771            0
   01/01/2009 to 12/31/2009.........  $ 5.56771     $ 7.21994            0
   01/01/2010 to 12/31/2010.........  $ 7.21994     $ 9.35446            0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
FORMERLY, AST NIEMANN CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10344     $ 7.47615            0
   01/01/2009 to 12/31/2009.........  $ 7.47615     $ 8.85937            0
   01/01/2010 to 12/31/2010.........  $ 8.85937     $ 9.81382            0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08838     $10.40081       3,818
   01/01/2008 to 12/31/2008.........  $10.40081     $ 6.66052       4,581
   01/01/2009 to 12/31/2009.........  $ 6.66052     $ 8.06343       3,269
   01/01/2010 to 12/31/2010.........  $ 8.06343     $ 9.01404       3,002
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12403     $10.53722           0
   01/01/2008 to 12/31/2008.........  $10.53722     $ 6.10680           0
   01/01/2009 to 12/31/2009.........  $ 6.10680     $ 7.51985           0
   01/01/2010 to 12/31/2010.........  $ 7.51985     $ 8.74860           0
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008........  $ 9.99814     $ 7.45226           0
   01/01/2009 to 11/13/2009.........  $ 7.45226     $ 8.29066           0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.17481     $ 6.09649           0
   01/01/2009 to 12/31/2009.........  $ 6.09649     $ 8.05078           0
   01/01/2010 to 12/31/2010.........  $ 8.05078     $ 9.45927           0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13362     $10.38345           0
   01/01/2008 to 12/31/2008.........  $10.38345     $ 6.06233           0
   01/01/2009 to 12/31/2009.........  $ 6.06233     $ 8.85314           0
   01/01/2010 to 12/31/2010.........  $ 8.85314     $ 9.54416           0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12358     $10.39958           0
   01/01/2008 to 12/31/2008.........  $10.39958     $ 6.01856           0
   01/01/2009 to 12/31/2009.........  $ 6.01856     $ 9.24189           0
   01/01/2010 to 12/31/2010.........  $ 9.24189     $10.82478           0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.03302     $ 7.61828           0
   01/01/2009 to 12/31/2009.........  $ 7.61828     $ 9.44603           0
   01/01/2010 to 12/31/2010.........  $ 9.44603     $11.70488           0
AST HIGH YIELD PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.01043     $10.49801           0
   01/01/2008 to 12/31/2008.........  $10.49801     $ 7.64054           0
   01/01/2009 to 12/31/2009.........  $ 7.64054     $10.12384           0
   01/01/2010 to 12/31/2010.........  $10.12384     $11.23190           0
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11162     $ 7.11050           0
   01/01/2009 to 12/31/2009.........  $ 7.11050     $ 8.80378           0
   01/01/2010 to 12/31/2010.........  $ 8.80378     $ 9.79464           0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08911     $ 7.58467           0
   01/01/2009 to 12/31/2009.........  $ 7.58467     $ 9.14747           0
   01/01/2010 to 12/31/2010.........  $ 9.14747     $ 9.97866           0
AST INTERNATIONAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.24148     $11.04216           0
   01/01/2008 to 12/31/2008.........  $11.04216     $ 5.37160           0
   01/01/2009 to 12/31/2009.........  $ 5.37160     $ 7.10356           0
   01/01/2010 to 12/31/2010.........  $ 7.10356     $ 7.95038           0
AST INTERNATIONAL VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18824     $10.44595           0
   01/01/2008 to 12/31/2008.........  $10.44595     $ 5.71766           0
   01/01/2009 to 12/31/2009.........  $ 5.71766     $ 7.29345           0
   01/01/2010 to 12/31/2010.........  $ 7.29345     $ 7.91949           0
AST INVESTMENT GRADE BOND PORTFOLIO
   01/01/2009 to 12/31/2009.........  $10.00000     $10.83235           0
   01/01/2010 to 12/31/2010.........  $10.83235     $11.73319           0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
FORMERLY, AST UBS DYNAMIC ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08264     $ 9.66846           0
   01/01/2008 to 12/31/2008.........  $ 9.66846     $ 7.78606           0
   01/01/2009 to 12/31/2009.........  $ 7.78606     $ 9.28661       1,819
   01/01/2010 to 12/31/2010.........  $ 9.28661     $ 9.74184       1,817
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08352     $10.28232           0
   01/01/2010 to 12/31/2010.........  $10.28232     $11.18824           0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14490     $10.29212           0
   01/01/2010 to 12/31/2010.........  $10.29212     $11.44115           0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18165     $10.31691           0
   01/01/2008 to 12/31/2008.........  $10.31691     $ 5.91147           0
   01/01/2009 to 12/31/2009.........  $ 5.91147     $ 7.85183           0
   01/01/2010 to 12/31/2010.........  $ 7.85183     $ 8.22542           0
AST LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09168     $ 9.53594           0
   01/01/2008 to 12/31/2008.........  $ 9.53594     $ 5.45377           0
   01/01/2009 to 12/31/2009.........  $ 5.45377     $ 6.36697           0
   01/01/2010 to 12/31/2010.........  $ 6.36697     $ 7.04275           0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00659     $10.37218         0
   01/01/2008 to 12/31/2008.........  $10.37218     $ 7.78124         0
   01/01/2009 to 12/31/2009.........  $ 7.78124     $10.23808         0
   01/01/2010 to 12/31/2010.........  $10.23808     $11.35019         0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13264     $10.79851         0
   01/01/2008 to 12/31/2008.........  $10.79851     $ 5.94678         0
   01/01/2009 to 12/31/2009.........  $ 5.94678     $ 7.54279         0
   01/01/2010 to 12/31/2010.........  $ 7.54279     $ 8.82931         0
AST MFS GLOBAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15603     $10.40607         0
   01/01/2008 to 12/31/2008.........  $10.40607     $ 6.71434         0
   01/01/2009 to 12/31/2009.........  $ 6.71434     $ 8.63106         0
   01/01/2010 to 12/31/2010.........  $ 8.63106     $ 9.45324         0
AST MFS GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10813     $10.73777         0
   01/01/2008 to 12/31/2008.........  $10.73777     $ 6.68559         0
   01/01/2009 to 12/31/2009.........  $ 6.68559     $ 8.12328         0
   01/01/2010 to 12/31/2010.........  $ 8.12328     $ 8.95553         0
AST MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07712     $ 9.72510         0
   01/01/2008 to 12/31/2008.........  $ 9.72510     $ 5.88192         0
   01/01/2009 to 12/31/2009.........  $ 5.88192     $ 7.98530         0
   01/01/2010 to 12/31/2010.........  $ 7.98530     $ 9.64843         0
AST MONEY MARKET PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99945     $10.10381         0
   01/01/2008 to 12/31/2008.........  $10.10381     $10.12434         0
   01/01/2009 to 12/31/2009.........  $10.12434     $ 9.92051         0
   01/01/2010 to 12/31/2010.........  $ 9.92051     $ 9.69962         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10425     $ 9.99980         0
   01/01/2008 to 12/31/2008.........  $ 9.99980     $ 5.64402         0
   01/01/2009 to 12/31/2009.........  $ 5.64402     $ 7.75926         0
   01/01/2010 to 12/31/2010.........  $ 7.75926     $ 9.36222         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15791     $10.47505         0
   01/01/2008 to 12/31/2008.........  $10.47505     $ 5.81757         0
   01/01/2009 to 12/31/2009.........  $ 5.81757     $ 7.38062         0
   01/01/2010 to 12/31/2010.........  $ 7.38062     $ 9.28346         0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05093     $11.20984         0
   01/01/2008 to 12/31/2008.........  $11.20984     $ 6.29623         0
   01/01/2009 to 12/31/2009.........  $ 6.29623     $ 7.54307         0
   01/01/2010 to 12/31/2010.........  $ 7.54307     $ 8.86776         0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.10088     $ 5.55845         0
   01/01/2009 to 12/31/2009.........  $ 5.55845     $ 9.04724         0
   01/01/2010 to 12/31/2010.........  $ 9.04724     $10.81315         0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99813     $10.31757         0
   01/01/2008 to 12/31/2008.........  $10.31757     $10.19792         0
   01/01/2009 to 12/31/2009.........  $10.19792     $10.98807         0
   01/01/2010 to 12/31/2010.........  $10.98807     $11.15954         0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.98950     $10.57739         0
   01/01/2008 to 12/31/2008.........  $10.57739     $10.10583         0
   01/01/2009 to 12/31/2009.........  $10.10583     $11.51084         0
   01/01/2010 to 12/31/2010.........  $11.51084     $12.12007         0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05189     $10.46713         0
   01/01/2008 to 12/31/2008.........  $10.46713     $ 8.23789         0
   01/01/2009 to 12/31/2009.........  $ 8.23789     $ 9.66599         0
   01/01/2010 to 12/31/2010.........  $ 9.66599     $10.44729         0
AST QMA US EQUITY ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08282     $ 9.72365         0
   01/01/2008 to 12/31/2008.........  $ 9.72365     $ 5.82477         0
   01/01/2009 to 12/31/2009.........  $ 5.82477     $ 6.93611         0
   01/01/2010 to 12/31/2010.........  $ 6.93611     $ 7.80035         0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08157     $10.39129         0
   01/01/2008 to 12/31/2008.........  $10.39129     $ 7.09074         0
   01/01/2009 to 12/31/2009.........  $ 7.09074     $ 8.83111         0
   01/01/2010 to 12/31/2010.........  $ 8.83111     $ 9.65207         0
AST SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09623     $ 9.84545         0
   01/01/2008 to 12/31/2008.........  $ 9.84545     $ 6.25555         0
   01/01/2009 to 12/31/2009.........  $ 6.25555     $ 8.18814         0
   01/01/2010 to 12/31/2010.........  $ 8.18814     $10.91881         0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09236     $ 9.42983           0
   01/01/2008 to 12/31/2008.........  $ 9.42983     $ 6.47833           0
   01/01/2009 to 12/31/2009.........  $ 6.47833     $ 8.04226           0
   01/01/2010 to 12/31/2010.........  $ 8.04226     $ 9.90483           0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.06936     $10.17690           0
   01/01/2008 to 12/31/2008.........  $10.17690     $ 7.36698           0
   01/01/2009 to 12/31/2009.........  $ 7.36698     $ 8.93948           0
   01/01/2010 to 12/31/2010.........  $ 8.93948     $ 9.74625           0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00656     $10.58352           0
   01/01/2008 to 12/31/2008.........  $10.58352     $10.09357           0
   01/01/2009 to 12/31/2009.........  $10.09357     $11.06172           0
   01/01/2010 to 12/31/2010.........  $11.06172     $11.43374           0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.14494     $10.05174           0
   01/01/2008 to 12/31/2008.........  $10.05174     $ 5.83949           0
   01/01/2009 to 12/31/2009.........  $ 5.83949     $ 8.75462           0
   01/01/2010 to 12/31/2010.........  $ 8.75462     $ 9.91060           0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.17990     $11.61041           0
   01/01/2008 to 12/31/2008.........  $11.61041     $ 5.67597           0
   01/01/2009 to 12/31/2009.........  $ 5.67597     $ 8.28615           0
   01/01/2010 to 12/31/2010.........  $ 8.28615     $ 9.75631           0
AST VALUE PORTFOLIO
FORMERLY, AST DEAM LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07738     $ 9.78845           0
   01/01/2008 to 12/31/2008.........  $ 9.78845     $ 5.99907           0
   01/01/2009 to 12/31/2009.........  $ 5.99907     $ 6.93468           0
   01/01/2010 to 12/31/2010.........  $ 6.93468     $ 7.62200           0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007........  $ 9.99813     $ 9.97203           0
   01/01/2008 to 12/31/2008.........  $ 9.97203     $ 9.23974           0
   01/01/2009 to 12/31/2009.........  $ 9.23974     $10.08210           0
   01/01/2010 to 12/31/2010.........  $10.08210     $10.62366           0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008........  $10.07794     $ 6.61561       1,317
   01/01/2009 to 12/31/2009.........  $ 6.61561     $ 8.41089       1,312
   01/01/2010 to 12/31/2010.........  $ 8.41089     $ 9.06354           0



*  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS X SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

          ACCUMULATION UNIT VALUES: WITH COMBO 5%/HAV 80 BPS (2.35%)



                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........   $6.91946     $ 8.41901           0
   01/01/2010 to 12/31/2010.........   $8.41901     $ 9.20967           0
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009.........   $7.15949     $ 8.84062           0
   01/01/2010 to 12/31/2010.........   $8.84062     $ 9.82127           0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........   $5.76647     $ 7.30333           0
   01/01/2010 to 12/31/2010.........   $7.30333     $ 8.17987           0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........   $5.09245     $ 6.49596           0
   01/01/2010 to 12/31/2010.........   $6.49596     $ 7.18720           0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   05/01/2009 to 12/31/2009.........   $5.70647     $ 6.86791           0
   01/01/2010 to 12/31/2010.........   $6.86791     $ 7.57471           0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........   $5.66286     $ 6.99273           0
   01/01/2010 to 12/31/2010.........   $6.99273     $ 7.77801           0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........   $7.28614     $ 8.73905       1,252
   01/01/2010 to 12/31/2010.........   $8.73905     $ 9.58957         641
AST BOND PORTFOLIO 2016
   05/01/2009 to 12/31/2009.........   $9.66525     $ 9.33046           0
   01/01/2010 to 12/31/2010.........   $9.33046     $10.08006           0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST BOND PORTFOLIO 2018
   05/01/2009 to 12/31/2009.........  $11.43144     $11.12864           0
   01/01/2010 to 12/31/2010.........  $11.12864     $12.08900           0
AST BOND PORTFOLIO 2019
   05/01/2009 to 12/31/2009.........  $11.38071     $10.98465           0
   01/01/2010 to 12/31/2010.........  $10.98465     $11.95143           0
AST BOND PORTFOLIO 2020
   05/01/2009 to 12/31/2009.........  $ 9.35760     $ 8.74417           0
   01/01/2010 to 12/31/2010.........  $ 8.74417     $ 9.55502           0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010........  $ 9.99745     $10.95233       1,256
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.60503     $ 8.08658           0
   01/01/2010 to 12/31/2010.........  $ 8.08658     $ 8.95750           0
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.74095     $ 8.26396           0
   01/01/2010 to 12/31/2010.........  $ 8.26396     $ 9.23209           0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 7.42730     $ 8.81729         922
   01/01/2010 to 12/31/2010.........  $ 8.81729     $ 9.64125         472
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.06983     $ 7.63973           0
   01/01/2010 to 12/31/2010.........  $ 7.63973     $ 9.60577           0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.55216     $ 7.21128           0
   01/01/2010 to 12/31/2010.........  $ 7.21128     $ 9.33864           0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
FORMERLY, AST NIEMANN CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 7.42625     $ 8.85204           0
   01/01/2010 to 12/31/2010.........  $ 8.85204     $ 9.80083           0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.56836     $ 8.05364       1,077
   01/01/2010 to 12/31/2010.........  $ 8.05364     $ 8.99876         551
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.17903     $ 7.51087           0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2010 to 12/31/2010.........  $ 7.51087     $ 8.73399         0
AST GLOBAL REAL ESTATE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.70102     $ 8.04522         0
   01/01/2010 to 12/31/2010.........  $ 8.04522     $ 9.44815         0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.93004     $ 8.84254         0
   01/01/2010 to 12/31/2010.........  $ 8.84254     $ 9.52813         0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.89718     $ 9.23099         0
   01/01/2010 to 12/31/2010.........  $ 9.23099     $10.80694         0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 7.37505     $ 9.43936         0
   01/01/2010 to 12/31/2010.........  $ 9.43936     $11.69095         0
AST HIGH YIELD PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 8.10549     $10.11187         0
   01/01/2010 to 12/31/2010.........  $10.11187     $11.21315         0
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 7.22291     $ 8.79659         0
   01/01/2010 to 12/31/2010.........  $ 8.79659     $ 9.78186         0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 7.73818     $ 9.14005         0
   01/01/2010 to 12/31/2010.........  $ 9.14005     $ 9.96566         0
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.43137     $ 7.09511         0
   01/01/2010 to 12/31/2010.........  $ 7.09511     $ 7.93701         0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.63409     $ 7.28482         0
   01/01/2010 to 12/31/2010.........  $ 7.28482     $ 7.90617         0
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009* to 12/31/2009........  $ 9.98123     $10.82874         0
   01/01/2010 to 12/31/2010.........  $10.82874     $11.72359         0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
FORMERLY, AST UBS DYNAMIC ALPHA PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 8.02637     $ 9.27562         0
   01/01/2010 to 12/31/2010.........  $ 9.27562     $ 9.72566         0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08348     $10.28166         0
   01/01/2010 to 12/31/2010.........  $10.28166     $11.18209         0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14486     $10.29146         0
   01/01/2010 to 12/31/2010.........  $10.29146     $11.43481         0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.85397     $ 7.84259         0
   01/01/2010 to 12/31/2010.........  $ 7.84259     $ 8.21171         0
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.03357     $ 6.35937         0
   01/01/2010 to 12/31/2010.........  $ 6.35937     $ 7.03076         0
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 8.50415     $10.22579         0
   01/01/2010 to 12/31/2010.........  $10.22579     $11.33096         0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.93867     $ 7.53376         0
   01/01/2010 to 12/31/2010.........  $ 7.53376     $ 8.81447         0
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.50700     $ 8.62094         0
   01/01/2010 to 12/31/2010.........  $ 8.62094     $ 9.43754         0
AST MFS GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.70627     $ 8.11370         0
   01/01/2010 to 12/31/2010.........  $ 8.11370     $ 8.94066         0
AST MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.02882     $ 7.97555         0
   01/01/2010 to 12/31/2010.........  $ 7.97555     $ 9.63188         0
AST MONEY MARKET PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.05788     $ 9.90902         0
   01/01/2010 to 12/31/2010.........  $ 9.90902     $ 9.68355         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.73287     $ 7.74993         0
   01/01/2010 to 12/31/2010.........  $ 7.74993     $ 9.34633         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.95800     $ 7.37175         0
   01/01/2010 to 12/31/2010.........  $ 7.37175     $ 9.26770         0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.21274     $ 7.53408         0
   01/01/2010 to 12/31/2010.........  $ 7.53408     $ 8.85289         0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.15313     $ 9.04069         0
   01/01/2010 to 12/31/2010.........  $ 9.04069     $10.80008         0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.47577     $10.97507         0
   01/01/2010 to 12/31/2010.........  $10.97507     $11.14074         0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.40229     $11.49721         0
   01/01/2010 to 12/31/2010.........  $11.49721     $12.09978         0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 8.34840     $ 9.65455         0
   01/01/2010 to 12/31/2010.........  $ 9.65455     $10.42982         0
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.45995     $ 6.92791         0
   01/01/2010 to 12/31/2010.........  $ 6.92791     $ 7.78733         0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 7.19090     $ 8.82075         0
   01/01/2010 to 12/31/2010.........  $ 8.82075     $ 9.63600         0
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.24164     $ 8.17829         0
   01/01/2010 to 12/31/2010.........  $ 8.17829     $10.90035         0
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.20145     $ 8.03269         0
   01/01/2010 to 12/31/2010.........  $ 8.03269     $ 9.88822         0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 7.39103     $ 8.92871         0
   01/01/2010 to 12/31/2010.........  $ 8.92871     $ 9.72969         0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 9.98210     $11.04844         0
   01/01/2010 to 12/31/2010.........  $11.04844     $11.41433         0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.64607     $ 8.74424         0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2010 to 12/31/2010.........  $ 8.74424     $ 9.89407         0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.20793     $ 8.27631         0
   01/01/2010 to 12/31/2010.........  $ 8.27631     $ 9.74001         0
AST VALUE PORTFOLIO
FORMERLY, AST DEAM LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.49158     $ 6.92638         0
   01/01/2010 to 12/31/2010.........  $ 6.92638     $ 7.60913         0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 9.36703     $10.07149         0
   01/01/2010 to 12/31/2010.........  $10.07149     $10.60726         0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2009 to 12/31/2009.........  $ 6.60925     $ 8.40410         0
   01/01/2010 to 12/31/2010.........  $ 8.40410     $ 9.05182         0



* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS X SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

         ACCUMULATION UNIT VALUES: TRUEACCUMULATION HIGHEST DAILY AND
             COMBINATION 5% ROLL UP AND HAV DEATH BENEFIT (2.40%)



                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.06538     $6.92442          0
   01/01/2009 to 12/31/2009.........  $ 6.92442     $8.40902          0
   01/01/2010 to 12/31/2010.........  $ 8.40902     $9.19416          0
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.29087     $7.16507          0
   01/01/2009 to 12/31/2009.........  $ 7.16507     $8.83017          0
   01/01/2010 to 12/31/2010.........  $ 8.83017     $9.80492          0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.71750     $5.81623          0
   01/01/2009 to 12/31/2009.........  $ 5.81623     $7.29458          0
   01/01/2010 to 12/31/2010.........  $ 7.29458     $8.16614          0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 8.99463     $5.36702          0
   01/01/2009 to 12/31/2009.........  $ 5.36702     $6.48824          0
   01/01/2010 to 12/31/2010.........  $ 6.48824     $7.17521          0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.31391     $5.89382          0
   01/01/2009 to 12/31/2009.........  $ 5.89382     $6.85990          0
   01/01/2010 to 12/31/2010.........  $ 6.85990     $7.56217          0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.07404     $6.07283          0
   01/01/2009 to 12/31/2009.........  $ 6.07283     $6.98428          0
   01/01/2010 to 12/31/2010.........  $ 6.98428     $7.76476          0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.16748     $7.24959          0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2009 to 12/31/2009.........  $ 7.24959     $ 8.72886         0
   01/01/2010 to 12/31/2010.........  $ 8.72886     $ 9.57364         0
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009........  $ 9.99870     $ 9.32586         0
   01/01/2010 to 12/31/2010.........  $ 9.32586     $10.07014         0
AST BOND PORTFOLIO 2018
   05/01/2008* to 12/31/2008........  $10.02953     $12.12017         0
   01/01/2009 to 12/31/2009.........  $12.12017     $11.11953         0
   01/01/2010 to 12/31/2010.........  $11.11953     $12.07315         0
AST BOND PORTFOLIO 2019
   05/01/2008* to 12/31/2008........  $10.02950     $12.17723         0
   01/01/2009 to 12/31/2009.........  $12.17723     $10.97570         0
   01/01/2010 to 12/31/2010.........  $10.97570     $11.93588         0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009........  $ 9.99870     $ 8.73986         0
   01/01/2010 to 12/31/2010.........  $ 8.73986     $ 9.54567         0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010........  $ 9.99740     $10.94703         0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.95763     $ 6.59952         0
   01/01/2009 to 12/31/2009.........  $ 6.59952     $ 8.07701         0
   01/01/2010 to 12/31/2010.........  $ 8.07701     $ 8.94247         0
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09908     $ 6.66583         0
   01/01/2009 to 12/31/2009.........  $ 6.66583     $ 8.25716         0
   01/01/2010 to 12/31/2010.........  $ 8.25716     $ 9.22004         0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08090     $ 7.31179         0
   01/01/2009 to 12/31/2009.........  $ 7.31179     $ 8.81013         0
   01/01/2010 to 12/31/2010.........  $ 8.81013     $ 9.62868         0
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.42778     $ 5.92299         0
   01/01/2009 to 12/31/2009.........  $ 5.92299     $ 7.63062         0
   01/01/2010 to 12/31/2010.........  $ 7.63062     $ 9.58957         0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 07/18/2008........  $ 8.64233     $ 8.03870         0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.12483     $ 5.55993         0
   01/01/2009 to 12/31/2009.........  $ 5.55993     $ 7.20277         0
   01/01/2010 to 12/31/2010.........  $ 7.20277     $ 9.32300         0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
FORMERLY, AST NIEMANN CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10341     $ 7.47125         0
   01/01/2009 to 12/31/2009.........  $ 7.47125     $ 8.84491         0
   01/01/2010 to 12/31/2010.........  $ 8.84491     $ 9.78810         0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.02080     $ 6.65105         0
   01/01/2009 to 12/31/2009.........  $ 6.65105     $ 8.04404         0
   01/01/2010 to 12/31/2010.........  $ 8.04404     $ 8.98365         0
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.16645     $ 6.09825         0
   01/01/2009 to 12/31/2009.........  $ 6.09825     $ 7.50203         0
   01/01/2010 to 12/31/2010.........  $ 7.50203     $ 8.71937         0
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008........  $ 9.99806     $ 7.44900         0
   01/01/2009 to 11/13/2009.........  $ 7.44900     $ 8.27992         0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.17473     $ 6.09375         0
   01/01/2009 to 12/31/2009.........  $ 6.09375     $ 8.03932         0
   01/01/2010 to 12/31/2010.........  $ 8.03932     $ 9.43655         0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.95722     $ 6.05384         0
   01/01/2009 to 12/31/2009.........  $ 6.05384     $ 8.83209         0
   01/01/2010 to 12/31/2010.........  $ 8.83209     $ 9.51216         0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.29578     $ 6.01015         0
   01/01/2009 to 12/31/2009.........  $ 6.01015     $ 9.21996         0
   01/01/2010 to 12/31/2010.........  $ 9.21996     $10.78877         0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.03294     $ 7.61483         0
   01/01/2009 to 12/31/2009.........  $ 7.61483     $ 9.43248         0
   01/01/2010 to 12/31/2010.........  $ 9.43248     $11.67679         0
AST HIGH YIELD PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.57213     $ 7.62984         0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2009 to 12/31/2009.........  $ 7.62984     $10.09994         0
   01/01/2010 to 12/31/2010.........  $10.09994     $11.19443         0
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11160     $ 7.10584         0
   01/01/2009 to 12/31/2009.........  $ 7.10584     $ 8.78953         0
   01/01/2010 to 12/31/2010.........  $ 8.78953     $ 9.76926         0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08908     $ 7.57970         0
   01/01/2009 to 12/31/2009.........  $ 7.57970     $ 9.13255         0
   01/01/2010 to 12/31/2010.........  $ 9.13255     $ 9.95263         0
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.46471     $ 5.36411         0
   01/01/2009 to 12/31/2009.........  $ 5.36411     $ 7.08678         0
   01/01/2010 to 12/31/2010.........  $ 7.08678     $ 7.92392         0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.85053     $ 5.70965         0
   01/01/2009 to 12/31/2009.........  $ 5.70965     $ 7.27610         0
   01/01/2010 to 12/31/2010.........  $ 7.27610     $ 7.89291         0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
FORMERLY, AST UBS DYNAMIC ALPHA PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.18772     $ 7.77514         0
   01/01/2009 to 12/31/2009.........  $ 7.77514     $ 9.26456         0
   01/01/2010 to 12/31/2010.........  $ 9.26456     $ 9.70934         0
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08344     $10.28102         0
   01/01/2010 to 12/31/2010.........  $10.28102     $11.17602         0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14482     $10.29078         0
   01/01/2010 to 12/31/2010.........  $10.29078     $11.42856         0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.03277     $ 5.90321         0
   01/01/2009 to 12/31/2009.........  $ 5.90321     $ 7.83316         0
   01/01/2010 to 12/31/2010.........  $ 7.83316     $ 8.19781         0
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.12432     $ 5.44618         0
   01/01/2009 to 12/31/2009.........  $ 5.44618     $ 6.35197         0
   01/01/2010 to 12/31/2010.........  $ 6.35197     $ 7.01917         0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.34832     $ 7.77034         0
   01/01/2009 to 12/31/2009.........  $ 7.77034     $10.21385         0
   01/01/2010 to 12/31/2010.........  $10.21385     $11.31212         0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.95140     $ 5.93836         0
   01/01/2009 to 12/31/2009.........  $ 5.93836     $ 7.52477         0
   01/01/2010 to 12/31/2010.........  $ 7.52477     $ 8.79962         0
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.14043     $ 6.70496         0
   01/01/2009 to 12/31/2009.........  $ 6.70496     $ 8.61060         0
   01/01/2010 to 12/31/2010.........  $ 8.61060     $ 9.42163         0
AST MFS GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.34422     $ 6.67623         0
   01/01/2009 to 12/31/2009.........  $ 6.67623     $ 8.10407         0
   01/01/2010 to 12/31/2010.........  $ 8.10407     $ 8.92570         0
AST MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.71651     $ 5.87360         0
   01/01/2009 to 12/31/2009.........  $ 5.87360     $ 7.96604         0
   01/01/2010 to 12/31/2010.........  $ 7.96604     $ 9.61562         0
AST MONEY MARKET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.12956     $10.11022         0
   01/01/2009 to 12/31/2009.........  $10.11022     $ 9.89725         0
   01/01/2010 to 12/31/2010.........  $ 9.89725     $ 9.66733         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.62312     $ 5.63607         0
   01/01/2009 to 12/31/2009.........  $ 5.63607     $ 7.74083         0
   01/01/2010 to 12/31/2010.........  $ 7.74083     $ 9.33087         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.51578     $ 5.80929         0
   01/01/2009 to 12/31/2009.........  $ 5.80929     $ 7.36289         0
   01/01/2010 to 12/31/2010.........  $ 7.36289     $ 9.25213         0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.12128     $ 6.28737         0
   01/01/2009 to 12/31/2009.........  $ 6.28737     $ 7.52520         0
   01/01/2010 to 12/31/2010.........  $ 7.52520     $ 8.83808         0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.10080     $ 5.55593         0
   01/01/2009 to 12/31/2009.........  $ 5.55593     $ 9.03439         0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2010 to 12/31/2010.........  $ 9.03439     $10.78725         0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.47523     $10.18372         0
   01/01/2009 to 12/31/2009.........  $10.18372     $10.96202         0
   01/01/2010 to 12/31/2010.........  $10.96202     $11.12215         0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.82785     $10.09179         0
   01/01/2009 to 12/31/2009.........  $10.09179     $11.48362         0
   01/01/2010 to 12/31/2010.........  $11.48362     $12.07957         0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.38024     $ 8.22631         0
   01/01/2009 to 12/31/2009.........  $ 8.22631     $ 9.64296         0
   01/01/2010 to 12/31/2010.........  $ 9.64296     $10.41219         0
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.26295     $ 5.81657         0
   01/01/2009 to 12/31/2009.........  $ 5.81657     $ 6.91956         0
   01/01/2010 to 12/31/2010.........  $ 6.91956     $ 7.77416         0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11678     $ 7.08081         0
   01/01/2009 to 12/31/2009.........  $ 7.08081     $ 8.81015         0
   01/01/2010 to 12/31/2010.........  $ 8.81015     $ 9.61974         0
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.43516     $ 6.24676         0
   01/01/2009 to 12/31/2009.........  $ 6.24676     $ 8.16855         0
   01/01/2010 to 12/31/2010.........  $ 8.16855     $10.88192         0
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.31846     $ 6.46922         0
   01/01/2009 to 12/31/2009.........  $ 6.46922     $ 8.02319         0
   01/01/2010 to 12/31/2010.........  $ 8.02319     $ 9.87158         0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.00864     $ 7.35660         0
   01/01/2009 to 12/31/2009.........  $ 7.35660     $ 8.91799         0
   01/01/2010 to 12/31/2010.........  $ 8.91799     $ 9.71338         0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.96294     $10.07953         0
   01/01/2009 to 12/31/2009.........  $10.07953     $11.03553         0
   01/01/2010 to 12/31/2010.........  $11.03553     $11.39552         0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.58632     $ 5.83132         0
   01/01/2009 to 12/31/2009.........  $ 5.83132     $ 8.73379         0
   01/01/2010 to 12/31/2010.........  $ 8.73379     $ 9.87738         0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2008* to 12/31/2008........  $11.99749     $ 5.66799         0
   01/01/2009 to 12/31/2009.........  $ 5.66799     $ 8.26638         0
   01/01/2010 to 12/31/2010.........  $ 8.26638     $ 9.72356         0
AST VALUE PORTFOLIO
FORMERLY, AST DEAM LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.32080     $ 5.99056         0
   01/01/2009 to 12/31/2009.........  $ 5.99056     $ 6.91817         0
   01/01/2010 to 12/31/2010.........  $ 6.91817     $ 7.59645         0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.20883     $ 9.22953         0
   01/01/2009 to 12/31/2009.........  $ 9.22953     $10.06109         0
   01/01/2010 to 12/31/2010.........  $10.06109     $10.59108         0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008........  $10.07792     $ 6.61128         0
   01/01/2009 to 12/31/2009.........  $ 6.61128     $ 8.39711         0
   01/01/2010 to 12/31/2010.........  $ 8.39711     $ 9.03984         0



* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS X SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

     ACCUMULATION UNIT VALUES: TRUEINCOME OR TRUEINCOME HIGHEST DAILY AND COMBINATION 5% ROLL-UP AND HAV DEATH BENEFIT OR HIGHEST DAILY VALUE DEATH
      BENEFIT (2.65%) OR TRUEACCUMULATION HD 60 BPS AND COMBO DB (2.65%)



                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09227     $10.39083         0
   01/01/2008 to 12/31/2008.........  $10.39083     $ 6.90031         0
   01/01/2009 to 12/31/2009.........  $ 6.90031     $ 8.35909         0
   01/01/2010 to 12/31/2010.........  $ 8.35909     $ 9.11727         0
AST ADVANCED STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11392     $10.44156         0
   01/01/2008 to 12/31/2008.........  $10.44156     $ 7.14011         0
   01/01/2009 to 12/31/2009.........  $ 7.14011     $ 8.77789         0
   01/01/2010 to 12/31/2010.........  $ 8.77789     $ 9.72305         0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12943     $10.31660         0
   01/01/2008 to 12/31/2008.........  $10.31660     $ 5.79594         0
   01/01/2009 to 12/31/2009.........  $ 5.79594     $ 7.25131         0
   01/01/2010 to 12/31/2010.........  $ 7.25131     $ 8.09781         0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09018     $ 9.44738         0
   01/01/2008 to 12/31/2008.........  $ 9.44738     $ 5.34834         0
   01/01/2009 to 12/31/2009.........  $ 5.34834     $ 6.44986         0
   01/01/2010 to 12/31/2010.........  $ 6.44986     $ 7.11532         0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07285     $10.16563         0
   01/01/2008 to 12/31/2008.........  $10.16563     $ 5.87322         0
   01/01/2009 to 12/31/2009.........  $ 5.87322     $ 6.81914         0
   01/01/2010 to 12/31/2010.........  $ 6.81914     $ 7.49886         0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.06533     $ 9.52001         0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2008 to 12/31/2008.........  $ 9.52001     $ 6.05164            0
   01/01/2009 to 12/31/2009.........  $ 6.05164     $ 6.94298            0
   01/01/2010 to 12/31/2010.........  $ 6.94298     $ 7.70001            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07604     $10.40145            0
   01/01/2008 to 12/31/2008.........  $10.40145     $ 7.22436          496
   01/01/2009 to 12/31/2009.........  $ 7.22436     $ 8.67713            0
   01/01/2010 to 12/31/2010.........  $ 8.67713     $ 9.49379            0
AST BOND PORTFOLIO 2016
   05/01/2009* to 12/31/2009........  $ 9.93806     $ 9.57501            0
   01/01/2010 to 12/31/2010.........  $ 9.57501     $10.31396            0
AST BOND PORTFOLIO 2018
   05/01/2009* to 12/31/2009........  $ 9.92249     $ 9.64071            0
   01/01/2010 to 12/31/2010.........  $ 9.64071     $10.44194            0
AST BOND PORTFOLIO 2019
   05/01/2009* to 12/31/2009........  $ 9.90527     $ 9.54186            0
   01/01/2010 to 12/31/2010.........  $ 9.54186     $10.35128            0
AST BOND PORTFOLIO 2020
   05/01/2009* to 12/31/2009........  $ 9.88398     $ 9.21794            0
   01/01/2010 to 12/31/2010.........  $ 9.21794     $10.04322            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010........  $ 9.99713     $10.92031            0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11540     $10.37647            0
   01/01/2008 to 12/31/2008.........  $10.37647     $ 6.57655       29,401
   01/01/2009 to 12/31/2009.........  $ 6.57655     $ 8.02932       28,894
   01/01/2010 to 12/31/2010.........  $ 8.02932     $ 8.86803       28,894
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09901     $ 6.65491            0
   01/01/2009 to 12/31/2009.........  $ 6.65491     $ 8.22349            0
   01/01/2010 to 12/31/2010.........  $ 8.22349     $ 9.15996            0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08083     $ 7.29978       10,692
   01/01/2009 to 12/31/2009.........  $ 7.29978     $ 8.77415       10,688
   01/01/2010 to 12/31/2010.........  $ 8.77415     $ 9.56618       10,684
AST COHEN & STEERS REALTY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10513     $ 9.32927            0
   01/01/2008 to 12/31/2008.........  $ 9.32927     $ 5.90231            0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2009 to 12/31/2009.........  $ 5.90231     $ 7.58532         0
   01/01/2010 to 12/31/2010.........  $ 7.58532     $ 9.50959         0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12657     $ 8.79844         0
   01/01/2008 to 07/18/2008.........  $ 8.79844     $ 8.01958         0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09447     $10.17337         0
   01/01/2008 to 12/31/2008.........  $10.17337     $ 5.54052         0
   01/01/2009 to 12/31/2009.........  $ 5.54052     $ 7.16012         0
   01/01/2010 to 12/31/2010.........  $ 7.16012     $ 9.24532         0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
FORMERLY, AST NIEMANN CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10334     $ 7.45895         0
   01/01/2009 to 12/31/2009.........  $ 7.45895     $ 8.80874         0
   01/01/2010 to 12/31/2010.........  $ 8.80874     $ 9.72448         0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08810     $10.38551         0
   01/01/2008 to 12/31/2008.........  $10.38551     $ 6.62792         0
   01/01/2009 to 12/31/2009.........  $ 6.62792     $ 7.99653         0
   01/01/2010 to 12/31/2010.........  $ 7.99653     $ 8.90882         0
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12375     $10.52178         0
   01/01/2008 to 12/31/2008.........  $10.52178     $ 6.07699         0
   01/01/2009 to 12/31/2009.........  $ 6.07699     $ 7.45766         0
   01/01/2010 to 12/31/2010.........  $ 7.45766     $ 8.64667         0
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008........  $ 9.99786     $ 7.44073         0
   01/01/2009 to 11/13/2009.........  $ 7.44073     $ 8.25328         0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.17453     $ 6.08694         0
   01/01/2009 to 12/31/2009.........  $ 6.08694     $ 8.01078         0
   01/01/2010 to 12/31/2010.........  $ 8.01078     $ 9.38016         0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13334     $10.36817         0
   01/01/2008 to 12/31/2008.........  $10.36817     $ 6.03272         0
   01/01/2009 to 12/31/2009.........  $ 6.03272     $ 8.77977         0
   01/01/2010 to 12/31/2010.........  $ 8.77977     $ 9.43270         0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12330     $10.38428         0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2008 to 12/31/2008.........  $10.38428     $ 5.98918         0
   01/01/2009 to 12/31/2009.........  $ 5.98918     $ 9.16542         0
   01/01/2010 to 12/31/2010.........  $ 9.16542     $10.69873         0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.03274     $ 7.60640         0
   01/01/2009 to 12/31/2009.........  $ 7.60640     $ 9.39913         0
   01/01/2010 to 12/31/2010.........  $ 9.39913     $11.60707         0
AST HIGH YIELD PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.01015     $10.48257         0
   01/01/2008 to 12/31/2008.........  $10.48257     $ 7.60325         0
   01/01/2009 to 12/31/2009.........  $ 7.60325     $10.04005         0
   01/01/2010 to 12/31/2010.........  $10.04005     $11.10081         0
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11153     $ 7.09421         0
   01/01/2009 to 12/31/2009.........  $ 7.09421     $ 8.75378         0
   01/01/2010 to 12/31/2010.........  $ 8.75378     $ 9.70595         0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08902     $ 7.56734         0
   01/01/2009 to 12/31/2009.........  $ 7.56734     $ 9.09543         0
   01/01/2010 to 12/31/2010.........  $ 9.09543     $ 9.88803         0
AST INTERNATIONAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.24120     $11.02592         0
   01/01/2008 to 12/31/2008.........  $11.02592     $ 5.34542         0
   01/01/2009 to 12/31/2009.........  $ 5.34542     $ 7.04477         0
   01/01/2010 to 12/31/2010.........  $ 7.04477     $ 7.85766         0
AST INTERNATIONAL VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18796     $10.43064         0
   01/01/2008 to 12/31/2008.........  $10.43064     $ 5.68977         0
   01/01/2009 to 12/31/2009.........  $ 5.68977     $ 7.23315         0
   01/01/2010 to 12/31/2010.........  $ 7.23315     $ 7.82717         0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
FORMERLY, AST UBS DYNAMIC ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08236     $ 9.65428         0
   01/01/2008 to 12/31/2008.........  $ 9.65428     $ 7.74804         0
   01/01/2009 to 12/31/2009.........  $ 7.74804     $ 9.20978         0
   01/01/2010 to 12/31/2010.........  $ 9.20978     $ 9.62835         0
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08324     $10.27771         0
   01/01/2010 to 12/31/2010.........  $10.27771     $11.14514         0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14462     $10.28750         0
   01/01/2010 to 12/31/2010.........  $10.28750     $11.39709         0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18137     $10.30180         0
   01/01/2008 to 12/31/2008.........  $10.30180     $ 5.88262         0
   01/01/2009 to 12/31/2009.........  $ 5.88262     $ 7.78662         0
   01/01/2010 to 12/31/2010.........  $ 7.78662     $ 8.12935         0
AST LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09140     $ 9.52192         0
   01/01/2008 to 12/31/2008.........  $ 9.52192     $ 5.42714         0
   01/01/2009 to 12/31/2009.........  $ 5.42714     $ 6.31428         0
   01/01/2010 to 12/31/2010.........  $ 6.31428     $ 6.96056         0
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00631     $10.35697         0
   01/01/2008 to 12/31/2008.........  $10.35697     $ 7.74327         0
   01/01/2009 to 12/31/2009.........  $ 7.74327     $10.15335         0
   01/01/2010 to 12/31/2010.........  $10.15335     $11.21768         0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13236     $10.78265         0
   01/01/2008 to 12/31/2008.........  $10.78265     $ 5.91771         0
   01/01/2009 to 12/31/2009.........  $ 5.91771     $ 7.48020         0
   01/01/2010 to 12/31/2010.........  $ 7.48020     $ 8.72632         0
AST MFS GLOBAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15574     $10.39080         0
   01/01/2008 to 12/31/2008.........  $10.39080     $ 6.68152         0
   01/01/2009 to 12/31/2009.........  $ 6.68152     $ 8.55950         0
   01/01/2010 to 12/31/2010.........  $ 8.55950     $ 9.34280         0
AST MFS GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10785     $10.72203         0
   01/01/2008 to 12/31/2008.........  $10.72203     $ 6.65300         0
   01/01/2009 to 12/31/2009.........  $ 6.65300     $ 8.05621         0
   01/01/2010 to 12/31/2010.........  $ 8.05621     $ 8.85139         0
AST MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07684     $ 9.71078         0
   01/01/2008 to 12/31/2008.........  $ 9.71078     $ 5.85314         0
   01/01/2009 to 12/31/2009.........  $ 5.85314     $ 7.91892         0
   01/01/2010 to 12/31/2010.........  $ 7.91892     $ 9.53557         0
AST MONEY MARKET PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99916     $10.08896         0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2008 to 12/31/2008.........  $10.08896     $10.07506         0
   01/01/2009 to 12/31/2009.........  $10.07506     $ 9.83867         0
   01/01/2010 to 12/31/2010.........  $ 9.83867     $ 9.58673         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10396     $ 9.98514         0
   01/01/2008 to 12/31/2008.........  $ 9.98514     $ 5.61636         0
   01/01/2009 to 12/31/2009.........  $ 5.61636     $ 7.69492         0
   01/01/2010 to 12/31/2010.........  $ 7.69492     $ 9.25294         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15762     $10.45964         0
   01/01/2008 to 12/31/2008.........  $10.45964     $ 5.78907         0
   01/01/2009 to 12/31/2009.........  $ 5.78907     $ 7.31934         0
   01/01/2010 to 12/31/2010.........  $ 7.31934     $ 9.17505         0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05065     $11.19335         0
   01/01/2008 to 12/31/2008.........  $11.19335     $ 6.26543         0
   01/01/2009 to 12/31/2009.........  $ 6.26543     $ 7.48061         0
   01/01/2010 to 12/31/2010.........  $ 7.48061     $ 8.76440         0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.10060     $ 5.54975         0
   01/01/2009 to 12/31/2009.........  $ 5.54975     $ 9.00221         0
   01/01/2010 to 12/31/2010.........  $ 9.00221     $10.72269         0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99785     $10.30241         0
   01/01/2008 to 12/31/2008.........  $10.30241     $10.14822         0
   01/01/2009 to 12/31/2009.........  $10.14822     $10.89717         0
   01/01/2010 to 12/31/2010.........  $10.89717     $11.02926         0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.98922     $10.56193         0
   01/01/2008 to 12/31/2008.........  $10.56193     $10.05664         0
   01/01/2009 to 12/31/2009.........  $10.05664     $11.41572         0
   01/01/2010 to 12/31/2010.........  $11.41572     $11.97888         0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05161     $10.45175         0
   01/01/2008 to 12/31/2008.........  $10.45175     $ 8.19769         0
   01/01/2009 to 12/31/2009.........  $ 8.19769     $ 9.58602         0
   01/01/2010 to 12/31/2010.........  $ 9.58602     $10.32544         0
AST QMA US EQUITY ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08254     $ 9.70939         0
   01/01/2008 to 12/31/2008.........  $ 9.70939     $ 5.79630         0
   01/01/2009 to 12/31/2009.........  $ 5.79630     $ 6.87855         0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2010 to 12/31/2010.........  $ 6.87855     $ 7.70934         0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08129     $10.37610         0
   01/01/2008 to 12/31/2008.........  $10.37610     $ 7.05618         0
   01/01/2009 to 12/31/2009.........  $ 7.05618     $ 8.75812         0
   01/01/2010 to 12/31/2010.........  $ 8.75812     $ 9.53962         0
AST SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09595     $ 9.83099         0
   01/01/2008 to 12/31/2008.........  $ 9.83099     $ 6.22505         0
   01/01/2009 to 12/31/2009.........  $ 6.22505     $ 8.12028         0
   01/01/2010 to 12/31/2010.........  $ 8.12028     $10.79123         0
AST SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09208     $ 9.41590         0
   01/01/2008 to 12/31/2008.........  $ 9.41590     $ 6.44663         0
   01/01/2009 to 12/31/2009.........  $ 6.44663     $ 7.97557         0
   01/01/2010 to 12/31/2010.........  $ 7.97557     $ 9.78920         0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.06908     $10.16199         0
   01/01/2008 to 12/31/2008.........  $10.16199     $ 7.33102         0
   01/01/2009 to 12/31/2009.........  $ 7.33102     $ 8.86541         0
   01/01/2010 to 12/31/2010.........  $ 8.86541     $ 9.63253         0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00627     $10.56796         0
   01/01/2008 to 12/31/2008.........  $10.56796     $10.04432         0
   01/01/2009 to 12/31/2009.........  $10.04432     $10.97008         0
   01/01/2010 to 12/31/2010.........  $10.97008     $11.30022         0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.14465     $10.03703         0
   01/01/2008 to 12/31/2008.........  $10.03703     $ 5.81092         0
   01/01/2009 to 12/31/2009.........  $ 5.81092     $ 8.68196         0
   01/01/2010 to 12/31/2010.........  $ 8.68196     $ 9.79485         0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.17962     $11.59337         0
   01/01/2008 to 12/31/2008.........  $11.59337     $ 5.64823         0
   01/01/2009 to 12/31/2009.........  $ 5.64823     $ 8.21749         0
   01/01/2010 to 12/31/2010.........  $ 8.21749     $ 9.64249         0
AST VALUE PORTFOLIO
FORMERLY, AST DEAM LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07710     $ 9.77403         0
   01/01/2008 to 12/31/2008.........  $ 9.77403     $ 5.96968         0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2009 to 12/31/2009.........  $ 5.96968     $ 6.87719         0
   01/01/2010 to 12/31/2010.........  $ 6.87719     $ 7.53304         0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007........  $ 9.99785     $ 9.96779         0
   01/01/2008 to 12/31/2008.........  $ 9.96779     $ 9.20429         0
   01/01/2009 to 12/31/2009.........  $ 9.20429     $10.00912         0
   01/01/2010 to 12/31/2010.........  $10.00912     $10.51072         0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008........  $10.07785     $ 6.60051         0
   01/01/2009 to 12/31/2009.........  $ 6.60051     $ 8.36303         0
   01/01/2010 to 12/31/2010.........  $ 8.36303     $ 8.98113         0



* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS X SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: BENEFICIARY CONTINUATION OPTION - 1.00% SETTLEMENT
                                SERVICE CHARGE



                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09360     $10.46353         0
   01/01/2008 to 12/31/2008.........  $10.46353     $ 7.06233         0
   01/01/2009 to 12/31/2009.........  $ 7.06233     $ 8.69541         0
   01/01/2010 to 12/31/2010.........  $ 8.69541     $ 9.63917         0
AST ADVANCED STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11525     $10.51454         0
   01/01/2008 to 12/31/2008.........  $10.51454     $ 7.30766         0
   01/01/2009 to 12/31/2009.........  $ 7.30766     $ 9.13083         0
   01/01/2010 to 12/31/2010.........  $ 9.13083     $10.27926         0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13076     $10.38882         0
   01/01/2008 to 12/31/2008.........  $10.38882     $ 5.93223         0
   01/01/2009 to 12/31/2009.........  $ 5.93223     $ 7.54334         0
   01/01/2010 to 12/31/2010.........  $ 7.54334     $ 8.56170         0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09151     $ 9.51355         0
   01/01/2008 to 12/31/2008.........  $ 9.51355     $ 5.47408         0
   01/01/2009 to 12/31/2009.........  $ 5.47408     $ 6.70961         0
   01/01/2010 to 12/31/2010.........  $ 6.70961     $ 7.52291         0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07418     $10.23671         0
   01/01/2008 to 12/31/2008.........  $10.23671     $ 6.01128         0
   01/01/2009 to 12/31/2009.........  $ 6.01128     $ 7.09375         0
   01/01/2010 to 12/31/2010.........  $ 7.09375     $ 7.92848         0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.06667     $ 9.58676         0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2008 to 12/31/2008.........  $ 9.58676     $ 6.19386         0
   01/01/2009 to 12/31/2009.........  $ 6.19386     $ 7.22248         0
   01/01/2010 to 12/31/2010.........  $ 7.22248     $ 8.14096         0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07738     $10.47416         0
   01/01/2008 to 12/31/2008.........  $10.47416     $ 7.39401         0
   01/01/2009 to 12/31/2009.........  $ 7.39401     $ 9.02623         0
   01/01/2010 to 12/31/2010.........  $ 9.02623     $10.03717         0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11673     $10.44905         0
   01/01/2008 to 12/31/2008.........  $10.44905     $ 6.73091         0
   01/01/2009 to 12/31/2009.........  $ 6.73091     $ 8.35219         0
   01/01/2010 to 12/31/2010.........  $ 8.35219     $ 9.37535         0
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09946     $ 6.72781         0
   01/01/2009 to 12/31/2009.........  $ 6.72781     $ 8.44964         0
   01/01/2010 to 12/31/2010.........  $ 8.44964     $ 9.56579         0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08128     $ 7.37967         0
   01/01/2009 to 12/31/2009.........  $ 7.37967     $ 9.01533         0
   01/01/2010 to 12/31/2010.........  $ 9.01533     $ 9.98978         0
AST COHEN & STEERS REALTY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10647     $ 9.39461         0
   01/01/2008 to 12/31/2008.........  $ 9.39461     $ 6.04131         0
   01/01/2009 to 12/31/2009.........  $ 6.04131     $ 7.89121         0
   01/01/2010 to 12/31/2010.........  $ 7.89121     $10.05465         0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12790     $ 8.86015         0
   01/01/2008 to 07/18/2008.........  $ 8.86015     $ 8.14771         0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09580     $10.24457         0
   01/01/2008 to 12/31/2008.........  $10.24457     $ 5.67083         0
   01/01/2009 to 12/31/2009.........  $ 5.67083     $ 7.44861         0
   01/01/2010 to 12/31/2010.........  $ 7.44861     $ 9.77487         0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
FORMERLY, AST NIEMANN CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10379     $ 7.54057         0
   01/01/2009 to 12/31/2009.........  $ 7.54057     $ 9.05088         0
   01/01/2010 to 12/31/2010.........  $ 9.05088     $10.15499         0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08943     $10.45816         0
   01/01/2008 to 12/31/2008.........  $10.45816     $ 6.78372         0
   01/01/2009 to 12/31/2009.........  $ 6.78372     $ 8.31836         0
   01/01/2010 to 12/31/2010.........  $ 8.31836     $ 9.41877         0
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12508     $10.59538         0
   01/01/2008 to 12/31/2008.........  $10.59538     $ 6.21978         0
   01/01/2009 to 12/31/2009.........  $ 6.21978     $ 7.75771         0
   01/01/2010 to 12/31/2010.........  $ 7.75771     $ 9.14160         0
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008........  $ 9.99918     $ 7.49592         0
   01/01/2009 to 11/13/2009.........  $ 7.49592     $ 8.43263         0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.17586     $ 6.13222         0
   01/01/2009 to 12/31/2009.........  $ 6.13222     $ 8.20258         0
   01/01/2010 to 12/31/2010.........  $ 8.20258     $ 9.76157         0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13467     $10.44070         0
   01/01/2008 to 12/31/2008.........  $10.44070     $ 6.17458         0
   01/01/2009 to 12/31/2009.........  $ 6.17458     $ 9.13337         0
   01/01/2010 to 12/31/2010.........  $ 9.13337     $ 9.97310         0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12463     $10.45690         0
   01/01/2008 to 12/31/2008.........  $10.45690     $ 6.12993         0
   01/01/2009 to 12/31/2009.........  $ 6.12993     $ 9.53431         0
   01/01/2010 to 12/31/2010.........  $ 9.53431     $11.31119         0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.03407     $ 7.66278         0
   01/01/2009 to 12/31/2009.........  $ 7.66278     $ 9.62363         0
   01/01/2010 to 12/31/2010.........  $ 9.62363     $12.07850         0
AST HIGH YIELD PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.01148     $10.55596         0
   01/01/2008 to 12/31/2008.........  $10.55596     $ 7.78172         0
   01/01/2009 to 12/31/2009.........  $ 7.78172     $10.44365         0
   01/01/2010 to 12/31/2010.........  $10.44365     $11.73590         0
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11197     $ 7.17177         0
   01/01/2009 to 12/31/2009.........  $ 7.17177     $ 8.99415         0
   01/01/2010 to 12/31/2010.........  $ 8.99415     $10.13540         0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08946     $ 7.64996         0
   01/01/2009 to 12/31/2009.........  $ 7.64996     $ 9.34522         0
   01/01/2010 to 12/31/2010.........  $ 9.34522     $10.32576         0
AST INTERNATIONAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.24253     $11.10310         0
   01/01/2008 to 12/31/2008.........  $11.10310     $ 5.47103         0
   01/01/2009 to 12/31/2009.........  $ 5.47103     $ 7.32822         0
   01/01/2010 to 12/31/2010.........  $ 7.32822     $ 8.30739         0
AST INTERNATIONAL VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18930     $10.50364         0
   01/01/2008 to 12/31/2008.........  $10.50364     $ 5.82357         0
   01/01/2009 to 12/31/2009.........  $ 5.82357     $ 7.52432         0
   01/01/2010 to 12/31/2010.........  $ 7.52432     $ 8.27530         0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
FORMERLY, AST UBS DYNAMIC ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08369     $ 9.72186         0
   01/01/2008 to 12/31/2008.........  $ 9.72186     $ 7.92991         0
   01/01/2009 to 12/31/2009.........  $ 7.92991     $ 9.58003         0
   01/01/2010 to 12/31/2010.........  $ 9.58003     $10.17927         0
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08457     $10.29960         0
   01/01/2010 to 12/31/2010.........  $10.29960     $11.35152         0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14595     $10.30942         0
   01/01/2010 to 12/31/2010.........  $10.30942     $11.60801         0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18270     $10.37393         0
   01/01/2008 to 12/31/2008.........  $10.37393     $ 6.02093         0
   01/01/2009 to 12/31/2009.........  $ 6.02093     $ 8.10028         0
   01/01/2010 to 12/31/2010.........  $ 8.10028     $ 8.59495         0
AST LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09273     $ 9.58859         0
   01/01/2008 to 12/31/2008.........  $ 9.58859     $ 5.55478         0
   01/01/2009 to 12/31/2009.........  $ 5.55478     $ 6.56849         0
   01/01/2010 to 12/31/2010.........  $ 6.56849     $ 7.35911         0
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00764     $10.42944         0
   01/01/2008 to 12/31/2008.........  $10.42944     $ 7.92501         0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2009 to 12/31/2009.........  $ 7.92501     $10.56148         0
   01/01/2010 to 12/31/2010.........  $10.56148     $11.85959         0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13369     $10.85812         0
   01/01/2008 to 12/31/2008.........  $10.85812     $ 6.05687         0
   01/01/2009 to 12/31/2009.........  $ 6.05687     $ 7.78148         0
   01/01/2010 to 12/31/2010.........  $ 7.78148     $ 9.22606         0
AST MFS GLOBAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15708     $10.46349         0
   01/01/2008 to 12/31/2008.........  $10.46349     $ 6.83847         0
   01/01/2009 to 12/31/2009.........  $ 6.83847     $ 8.90397         0
   01/01/2010 to 12/31/2010.........  $ 8.90397     $ 9.87764         0
AST MFS GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10918     $10.79702         0
   01/01/2008 to 12/31/2008.........  $10.79702     $ 6.80925         0
   01/01/2009 to 12/31/2009.........  $ 6.80925     $ 8.38024         0
   01/01/2010 to 12/31/2010.........  $ 8.38024     $ 9.35785         0
AST MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07817     $ 9.77879         0
   01/01/2008 to 12/31/2008.........  $ 9.77879     $ 5.99070         0
   01/01/2009 to 12/31/2009.........  $ 5.99070     $ 8.23780         0
   01/01/2010 to 12/31/2010.........  $ 8.23780     $10.08157         0
AST MONEY MARKET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00050     $10.15956         0
   01/01/2008 to 12/31/2008.........  $10.15956     $10.31135         0
   01/01/2009 to 12/31/2009.........  $10.31135     $10.23406         0
   01/01/2010 to 12/31/2010.........  $10.23406     $10.13528         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10530     $10.05498         0
   01/01/2008 to 12/31/2008.........  $10.05498     $ 5.74837         0
   01/01/2009 to 12/31/2009.........  $ 5.74837     $ 8.00467         0
   01/01/2010 to 12/31/2010.........  $ 8.00467     $ 9.78262         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15896     $10.53280         0
   01/01/2008 to 12/31/2008.........  $10.53280     $ 5.92524         0
   01/01/2009 to 12/31/2009.........  $ 5.92524     $ 7.61412         0
   01/01/2010 to 12/31/2010.........  $ 7.61412     $ 9.70048         0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05198     $11.27163         0
   01/01/2008 to 12/31/2008.........  $11.27163     $ 6.41269         0
   01/01/2009 to 12/31/2009.........  $ 6.41269     $ 7.78174         0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
   01/01/2010 to 12/31/2010.........  $ 7.78174     $ 9.26605         0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.10192     $ 5.59093         0
   01/01/2009 to 12/31/2009.........  $ 5.59093     $ 9.21740         0
   01/01/2010 to 12/31/2010.........  $ 9.21740     $11.15837         0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99918     $10.37452         0
   01/01/2008 to 12/31/2008.........  $10.37452     $10.38622         0
   01/01/2009 to 12/31/2009.........  $10.38622     $11.33515         0
   01/01/2010 to 12/31/2010.........  $11.33515     $11.66042         0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99055     $10.63572         0
   01/01/2008 to 12/31/2008.........  $10.63572     $10.29238         0
   01/01/2009 to 12/31/2009.........  $10.29238     $11.87444         0
   01/01/2010 to 12/31/2010.........  $11.87444     $12.66421         0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05295     $10.52485         0
   01/01/2008 to 12/31/2008.........  $10.52485     $ 8.39002         0
   01/01/2009 to 12/31/2009.........  $ 8.39002     $ 9.97136         0
   01/01/2010 to 12/31/2010.........  $ 9.97136     $10.91616         0
AST QMA US EQUITY ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08387     $ 9.77734         0
   01/01/2008 to 12/31/2008.........  $ 9.77734     $ 5.93256         0
   01/01/2009 to 12/31/2009.........  $ 5.93256     $ 7.15556         0
   01/01/2010 to 12/31/2010.........  $ 7.15556     $ 8.15084         0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08262     $10.44865         0
   01/01/2008 to 12/31/2008.........  $10.44865     $ 7.22179         0
   01/01/2009 to 12/31/2009.........  $ 7.22179     $ 9.11023         0
   01/01/2010 to 12/31/2010.........  $ 9.11023     $10.08539         0
AST SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09728     $ 9.89974         0
   01/01/2008 to 12/31/2008.........  $ 9.89974     $ 6.37126         0
   01/01/2009 to 12/31/2009.........  $ 6.37126     $ 8.44705         0
   01/01/2010 to 12/31/2010.........  $ 8.44705     $11.40898         0
AST SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09341     $ 9.48190         0
   01/01/2008 to 12/31/2008.........  $ 9.48190     $ 6.59820         0
   01/01/2009 to 12/31/2009.........  $ 6.59820     $ 8.29667         0
   01/01/2010 to 12/31/2010.........  $ 8.29667     $10.34967         0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07042     $10.23309         0
   01/01/2008 to 12/31/2008.........  $10.23309     $ 7.50318         0
   01/01/2009 to 12/31/2009.........  $ 7.50318     $ 9.22207         0
   01/01/2010 to 12/31/2010.........  $ 9.22207     $10.18373         0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00761     $10.64189         0
   01/01/2008 to 12/31/2008.........  $10.64189     $10.27989         0
   01/01/2009 to 12/31/2009.........  $10.27989     $11.41118         0
   01/01/2010 to 12/31/2010.........  $11.41118     $11.94694         0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.14599     $10.10721         0
   01/01/2008 to 12/31/2008.........  $10.10721     $ 5.94755         0
   01/01/2009 to 12/31/2009.........  $ 5.94755     $ 9.03144         0
   01/01/2010 to 12/31/2010.........  $ 9.03144     $10.35562         0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18095     $11.67442         0
   01/01/2008 to 12/31/2008.........  $11.67442     $ 5.78102         0
   01/01/2009 to 12/31/2009.........  $ 5.78102     $ 8.54834         0
   01/01/2010 to 12/31/2010.........  $ 8.54834     $10.19480         0
AST VALUE PORTFOLIO
FORMERLY, AST DEAM LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07843     $ 9.84245         0
   01/01/2008 to 12/31/2008.........  $ 9.84245     $ 6.11002         0
   01/01/2009 to 12/31/2009.........  $ 6.11002     $ 7.15406         0
   01/01/2010 to 12/31/2010.........  $ 7.15406     $ 7.96436         0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007........  $ 9.99918     $ 9.98774         0
   01/01/2008 to 12/31/2008.........  $ 9.98774     $ 9.37350         0
   01/01/2009 to 12/31/2009.........  $ 9.37350     $10.35986         0
   01/01/2010 to 12/31/2010.........  $10.35986     $11.05698         0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008........  $10.07829     $ 6.67266         0
   01/01/2009 to 12/31/2009.........  $ 6.67266     $ 8.59277         0
   01/01/2010 to 12/31/2010.........  $ 8.59277     $ 9.37875         0



* Denotes the start date of these sub-accounts

                         ------------------------------
                         ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                         FINANCIAL STATEMENTS AS OF DECEMBER 31, 2010 AND FOR THE PERIODS ENDED DECEMBER 31, 2010 AND 2009 AND
                         REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Allstate Life Insurance Company:

   We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I (the "Accounts") as of December 31, 2010, the related statements of operations and changes in net assets for each of the periods presented for each of the individual sub-accounts which comprise the Accounts. These financial statements are the responsibility of the Accounts' management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Accounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Accounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the Accounts' fund managers. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Allstate Financial Advisors Separate Account I as of December 31, 2010, the results of their operations and changes in their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 22, 2011

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                      ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                       SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                        TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ----------- ----------- ----------- ----------- ----------- -----------
                                         AST                                             AST         AST
                                      ACADEMIC                   AST         AST      ALLIANCE    AMERICAN
                                     STRATEGIES      AST     AGGRESSIVE   ALLIANCE    BERNSTEIN    CENTURY
                                        ASSET     ADVANCED      ASSET     BERNSTEIN   GROWTH &    INCOME &
                                     ALLOCATION  STRATEGIES  ALLOCATION  CORE VALUE    INCOME      GROWTH
                                     ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments at fair value........... $7,704,724  $2,523,391   $113,872     $46,371     $16,971     $3,200
                                     ----------  ----------   --------     -------     -------     ------
    Total assets.................... $7,704,724  $2,523,391   $113,872     $46,371     $16,971     $3,200
                                     ==========  ==========   ========     =======     =======     ======
NET ASSETS
Accumulation units.................. $7,704,724  $2,523,391   $113,872     $46,371     $16,971     $3,200
Contracts in payout (annuitization)
 period.............................         --          --         --          --          --         --
                                     ----------  ----------   --------     -------     -------     ------
    Total net assets................ $7,704,724  $2,523,391   $113,872     $46,371     $16,971     $3,200
                                     ==========  ==========   ========     =======     =======     ======
FUND SHARE INFORMATION
Number of shares....................    726,176     230,868     12,192       5,560       1,065        252
                                     ==========  ==========   ========     =======     =======     ======
Cost of investments................. $7,044,265  $2,105,638   $117,933     $47,362     $22,018     $2,849
                                     ==========  ==========   ========     =======     =======     ======
ACCUMULATION UNIT FAIR
 VALUE
    Lowest.......................... $     9.12  $     9.72   $   8.10     $  7.12     $  7.50     $ 7.70
                                     ==========  ==========   ========     =======     =======     ======
    Highest......................... $    13.43  $    13.86   $  14.37     $ 14.35     $ 13.53     $13.93
                                     ==========  ==========   ========     =======     =======     ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                      ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                       SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                        TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ----------- ----------- ----------- ----------- ----------- -----------
                                         AST         AST         AST         AST         AST     AST CAPITAL
                                      BALANCED      BOND        BOND        BOND        BOND       GROWTH
                                        ASSET     PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO     ASSET
                                     ALLOCATION     2018        2019        2020        2021     ALLOCATION
                                     ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments at fair value........... $10,009,222 $1,028,689   $453,772    $601,181    $300,550   $6,495,836
                                     ----------- ----------   --------    --------    --------   ----------
    Total assets.................... $10,009,222 $1,028,689   $453,772    $601,181    $300,550   $6,495,836
                                     =========== ==========   ========    ========    ========   ==========
NET ASSETS
Accumulation units.................. $10,009,222 $1,028,689   $453,772    $601,181    $300,550   $6,495,836
Contracts in payout (annuitization)
 period.............................          --         --         --          --          --           --
                                     ----------- ----------   --------    --------    --------   ----------
    Total net assets................ $10,009,222 $1,028,689   $453,772    $601,181    $300,550   $6,495,836
                                     =========== ==========   ========    ========    ========   ==========
FUND SHARE INFORMATION
Number of shares....................     900,920     86,372     38,261      60,058      26,811      622,206
                                     =========== ==========   ========    ========    ========   ==========
Cost of investments................. $ 8,139,505 $  963,669   $443,921    $599,271    $305,597   $5,812,462
                                     =========== ==========   ========    ========    ========   ==========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest.......................... $      9.49 $    10.39   $  10.30    $   9.55    $  10.89   $     8.87
                                     =========== ==========   ========    ========    ========   ==========
    Highest......................... $     13.28 $    12.36   $  12.22    $  10.11    $  11.04   $    13.70
                                     =========== ==========   ========    ========    ========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                      ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                       SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                        TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ----------- ----------- ----------- ----------- ----------- -----------
                                         AST         AST
                                         CLS         CLS         AST         AST         AST         AST
                                       GROWTH     MODERATE     COHEN &      DEAM      FEDERATED  FIRST TRUST
                                        ASSET       ASSET      STEERS     LARGE-CAP  AGGRESSIVE   BALANCED
                                     ALLOCATION  ALLOCATION    REALTY       VALUE      GROWTH      TARGET
                                     ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments at fair value...........  $316,562   $1,823,388    $40,910     $17,148     $13,207   $3,181,390
                                      --------   ----------    -------     -------     -------   ----------
    Total assets....................  $316,562   $1,823,388    $40,910     $17,148     $13,207   $3,181,390
                                      ========   ==========    =======     =======     =======   ==========
NET ASSETS
Accumulation units..................  $316,562   $1,823,388    $40,910     $17,148     $13,207   $3,181,390
Contracts in payout (annuitization)
 period.............................        --           --         --          --          --           --
                                      --------   ----------    -------     -------     -------   ----------
    Total net assets................  $316,562   $1,823,388    $40,910     $17,148     $13,207   $3,181,390
                                      ========   ==========    =======     =======     =======   ==========
FUND SHARE INFORMATION
Number of shares....................    29,558      183,071      6,707       1,992       1,426      325,962
                                      ========   ==========    =======     =======     =======   ==========
Cost of investments.................  $249,159   $1,412,687    $53,823     $21,713     $12,593   $2,802,743
                                      ========   ==========    =======     =======     =======   ==========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $   9.16   $     9.57    $  9.51     $  7.53     $  9.25   $     8.91
                                      ========   ==========    =======     =======     =======   ==========
    Highest.........................  $  13.86   $    13.12    $ 18.34     $ 14.08     $ 16.90   $    13.81
                                      ========   ==========    =======     =======     =======   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                       ADVANCED    ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                        SERIES      SERIES       SERIES      SERIES      SERIES      SERIES
                                        TRUST        TRUST       TRUST        TRUST       TRUST       TRUST
                                     SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ------------ ----------- ------------ ----------- ----------- -----------
                                         AST                      AST          AST         AST
                                     FIRST TRUST      AST       GOLDMAN      GOLDMAN     GOLDMAN
                                       CAPITAL      GLOBAL       SACHS        SACHS       SACHS
                                     APPRECIATION    REAL     CONCENTRATED   MID-CAP    SMALL-CAP      AST
                                        TARGET      ESTATE       GROWTH      GROWTH       VALUE    HIGH YIELD
                                     ------------ ----------- ------------ ----------- ----------- -----------
ASSETS
Investments at fair value........... $14,890,287    $2,764      $50,686      $49,756     $5,171      $87,102
                                     -----------    ------      -------      -------     ------      -------
    Total assets.................... $14,890,287    $2,764      $50,686      $49,756     $5,171      $87,102
                                     ===========    ======      =======      =======     ======      =======
NET ASSETS
Accumulation units.................. $14,890,287    $2,764      $50,686      $49,756     $5,171      $87,102
Contracts in payout (annuitization)
 period.............................          --        --           --           --         --           --
                                     -----------    ------      -------      -------     ------      -------
    Total net assets................ $14,890,287    $2,764      $50,686      $49,756     $5,171      $87,102
                                     ===========    ======      =======      =======     ======      =======
FUND SHARE INFORMATION
Number of shares....................   1,502,552       340        1,853        9,146        495       11,723
                                     ===========    ======      =======      =======     ======      =======
Cost of investments................. $13,389,166    $2,337      $41,669      $47,119     $4,617      $80,756
                                     ===========    ======      =======      =======     ======      =======
ACCUMULATION UNIT FAIR
 VALUE
    Lowest.......................... $      8.65    $ 9.38      $  9.43      $ 10.70     $11.61      $ 10.76
                                     ===========    ======      =======      =======     ======      =======
    Highest......................... $     14.21    $16.45      $ 13.90      $ 15.87     $15.88      $ 13.95
                                     ===========    ======      =======      =======     ======      =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                       ADVANCED     ADVANCED     ADVANCED      ADVANCED      ADVANCED     ADVANCED
                                     SERIES TRUST SERIES TRUST SERIES TRUST  SERIES TRUST  SERIES TRUST SERIES TRUST
                                     SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                     ------------ ------------ ------------- ------------- ------------ -------------
                                         AST          AST
                                       HORIZON      HORIZON                                    AST           AST
                                        GROWTH      MODERATE        AST           AST       INVESTMENT    JPMORGAN
                                        ASSET        ASSET     INTERNATIONAL INTERNATIONAL    GRADE     INTERNATIONAL
                                      ALLOCATION   ALLOCATION     GROWTH         VALUE         BOND        EQUITY
                                     ------------ ------------ ------------- ------------- ------------ -------------
ASSETS
Investments at fair value...........   $138,205     $557,257      $55,280       $76,697     $2,029,627     $50,145
                                       --------     --------      -------       -------     ----------     -------
    Total assets....................   $138,205     $557,257      $55,280       $76,697     $2,029,627     $50,145
                                       ========     ========      =======       =======     ==========     =======
NET ASSETS
Accumulation units..................   $138,205     $557,257      $55,280       $76,697     $2,029,627     $50,145
Contracts in payout (annuitization)
 period.............................         --           --           --            --             --          --
                                       --------     --------      -------       -------     ----------     -------
    Total net assets................   $138,205     $557,257      $55,280       $76,697     $2,029,627     $50,145
                                       ========     ========      =======       =======     ==========     =======
FUND SHARE INFORMATION
Number of shares....................     13,657       52,821        4,794         4,891        171,857       2,419
                                       ========     ========      =======       =======     ==========     =======
Cost of investments.................   $109,736     $447,770      $56,586       $91,681     $2,015,597     $52,709
                                       ========     ========      =======       =======     ==========     =======
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $   9.71     $   9.89      $  7.74       $  7.83     $    11.72     $  8.13
                                       ========     ========      =======       =======     ==========     =======
    Highest.........................   $  13.69     $  12.99      $ 14.92       $ 14.29     $    13.05     $ 14.30
                                       ========     ========      =======       =======     ==========     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                      ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                       SERIES       SERIES      SERIES      SERIES      SERIES      SERIES
                                        TRUST       TRUST        TRUST       TRUST       TRUST       TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ----------- ------------ ----------- ----------- ----------- -----------
                                                     AST          AST
                                         AST         LORD       MARSICO       AST         AST         AST
                                      LARGE-CAP  ABBETT BOND-   CAPITAL   MFS GLOBAL      MFS       MID-CAP
                                        VALUE     DEBENTURE     GROWTH      EQUITY      GROWTH       VALUE
                                     ----------- ------------ ----------- ----------- ----------- -----------
ASSETS
Investments at fair value...........   $  595      $50,531      $76,574     $41,110     $15,981     $39,443
                                       ------      -------      -------     -------     -------     -------
    Total assets....................   $  595      $50,531      $76,574     $41,110     $15,981     $39,443
                                       ======      =======      =======     =======     =======     =======
NET ASSETS
Accumulation units..................   $  595      $50,531      $76,574     $41,110     $15,981     $39,443
Contracts in payout (annuitization)
 period.............................       --           --           --          --          --          --
                                       ------      -------      -------     -------     -------     -------
    Total net assets................   $  595      $50,531      $76,574     $41,110     $15,981     $39,443
                                       ======      =======      =======     =======     =======     =======
FUND SHARE INFORMATION
Number of shares....................       45        4,845        3,959       4,058       1,660       3,306
                                       ======      =======      =======     =======     =======     =======
Cost of investments.................   $  779      $49,088      $76,090     $45,434     $14,439     $30,366
                                       ======      =======      =======     =======     =======     =======
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $ 6.96      $ 11.11      $  8.73     $  9.34     $  8.85     $  9.54
                                       ======      =======      =======     =======     =======     =======
    Highest.........................   $14.15      $ 13.46      $ 14.95     $ 14.70     $ 13.46     $ 16.06
                                       ======      =======      =======     =======     =======     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                      ADVANCED    ADVANCED    ADVANCED    ADVANCED      ADVANCED     ADVANCED
                                       SERIES      SERIES      SERIES      SERIES        SERIES       SERIES
                                        TRUST       TRUST       TRUST       TRUST        TRUST         TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                     ----------- ----------- ----------- ----------- -------------- -----------
                                                     AST         AST         AST          AST           AST
                                                  NEUBERGER   NEUBERGER   NEUBERGER     NIEMANN     PARAMETRIC
                                         AST       BERMAN/     BERMAN      BERMAN    CAPITAL GROWTH  EMERGING
                                        MONEY    LSV MID-CAP   MID-CAP    SMALL-CAP      ASSET        MARKETS
                                       MARKET       VALUE      GROWTH      GROWTH      ALLOCATION     EQUITY
                                     ----------- ----------- ----------- ----------- -------------- -----------
ASSETS
Investments at fair value...........  $772,502     $38,199     $32,526     $7,685       $233,692      $37,109
                                      --------     -------     -------     ------       --------      -------
    Total assets....................  $772,502     $38,199     $32,526     $7,685       $233,692      $37,109
                                      ========     =======     =======     ======       ========      =======
NET ASSETS
Accumulation units..................  $772,502     $38,199     $32,526     $7,685       $233,692      $37,109
Contracts in payout (annuitization)
 period.............................        --          --          --         --             --           --
                                      --------     -------     -------     ------       --------      -------
    Total net assets................  $772,502     $38,199     $32,526     $7,685       $233,692      $37,109
                                      ========     =======     =======     ======       ========      =======
FUND SHARE INFORMATION
Number of shares....................   772,502       2,523       1,523        846         23,534        3,741
                                      ========     =======     =======     ======       ========      =======
Cost of investments.................  $772,502     $36,876     $30,273     $6,802       $181,061      $29,358
                                      ========     =======     =======     ======       ========      =======
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $   9.53     $  9.25     $  9.18     $ 8.76       $   9.72      $ 10.72
                                      ========     =======     =======     ======       ========      =======
    Highest.........................  $  10.14     $ 16.62     $ 15.62     $14.25       $  13.32      $ 17.76
                                      ========     =======     =======     ======       ========      =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                      ADVANCED     ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                       SERIES       SERIES       SERIES      SERIES      SERIES      SERIES
                                        TRUST       TRUST        TRUST        TRUST       TRUST       TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ----------- ------------ ------------ ----------- ----------- -----------
                                         AST                                               AST
                                        PIMCO        AST          AST          AST      SCHRODERS
                                       LIMITED      PIMCO     PRESERVATION   QMA US    MULTI-ASSET     AST
                                      MATURITY   TOTAL RETURN    ASSET       EQUITY       WORLD     SMALL-CAP
                                        BOND         BOND      ALLOCATION     ALPHA    STRATEGIES    GROWTH
                                     ----------- ------------ ------------ ----------- ----------- -----------
ASSETS
Investments at fair value...........  $113,722     $407,721    $8,337,288    $28,675    $812,854     $2,908
                                      --------     --------    ----------    -------    --------     ------
    Total assets....................  $113,722     $407,721    $8,337,288    $28,675    $812,854     $2,908
                                      ========     ========    ==========    =======    ========     ======
NET ASSETS
Accumulation units..................  $113,722     $407,721    $8,337,288    $28,675    $812,854     $2,908
Contracts in payout (annuitization)
 period.............................        --           --            --         --          --         --
                                      --------     --------    ----------    -------    --------     ------
    Total net assets................  $113,722     $407,721    $8,337,288    $28,675    $812,854     $2,908
                                      ========     ========    ==========    =======    ========     ======
FUND SHARE INFORMATION
Number of shares....................    10,749       33,530       709,556      2,551      60,345        143
                                      ========     ========    ==========    =======    ========     ======
Cost of investments.................  $120,085     $393,657    $6,857,821    $29,278    $611,455     $1,803
                                      ========     ========    ==========    =======    ========     ======
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $  10.52     $  11.34    $    10.24    $  7.71    $   9.54     $10.79
                                      ========     ========    ==========    =======    ========     ======
    Highest.........................  $  11.66     $  12.66    $    12.60    $ 14.47    $  13.60     $17.59
                                      ========     ========    ==========    =======    ========     ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                            ADVANCED     ADVANCED      ADVANCED      ADVANCED      ADVANCED     ADVANCED
                             SERIES       SERIES        SERIES        SERIES        SERIES       SERIES
                              TRUST        TRUST         TRUST         TRUST         TRUST        TRUST
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           ----------- ------------- ------------- ------------- ------------- -----------
                                            AST           AST           AST           AST
                               AST     T. ROWE PRICE T. ROWE PRICE T. ROWE PRICE T. ROWE PRICE     AST
                            SMALL-CAP      ASSET        GLOBAL       LARGE-CAP      NATURAL    UBS DYNAMIC
                              VALUE     ALLOCATION       BOND         GROWTH       RESOURCES      ALPHA
                           ----------- ------------- ------------- ------------- ------------- -----------
ASSETS
Investments at fair value.   $33,520    $5,927,009      $94,787       $32,964      $124,004    $3,765,891
                             -------    ----------      -------       -------      --------    ----------
    Total assets..........   $33,520    $5,927,009      $94,787       $32,964      $124,004    $3,765,891
                             =======    ==========      =======       =======      ========    ==========
NET ASSETS
Accumulation units........   $33,520    $5,927,009      $94,787       $32,964      $124,004    $3,765,891
Contracts in payout
 (annuitization) period...        --            --           --            --            --            --
                             -------    ----------      -------       -------      --------    ----------
    Total net assets......   $33,520    $5,927,009      $94,787       $32,964      $124,004    $3,765,891
                             =======    ==========      =======       =======      ========    ==========
FUND SHARE
 INFORMATION
Number of shares..........     2,470       347,625        8,594         2,663         5,492       290,130
                             =======    ==========      =======       =======      ========    ==========
Cost of investments.......   $25,951    $5,125,892      $96,292       $27,179      $144,330    $3,317,187
                             =======    ==========      =======       =======      ========    ==========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................   $  9.79    $     9.63      $ 10.50       $  9.79      $   8.11    $     9.63
                             =======    ==========      =======       =======      ========    ==========
    Highest...............   $ 16.01    $    13.30      $ 11.95       $ 14.97      $  16.27    $    12.29
                             =======    ==========      =======       =======      ========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                        ADVANCED      ADVANCED       ADVANCED     ADVANCED      ADVANCED      ADVANCED
                                         SERIES        SERIES         SERIES       SERIES        SERIES        SERIES
                                         TRUST          TRUST         TRUST         TRUST        TRUST         TRUST
                                      SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                     -------------- ------------- -------------- ----------- -------------- ------------
                                        FRANKLIN
                                     TEMPLETON VIP                                 PROFUND      PROFUND
                                     FOUNDING FUNDS    PROFUND       PROFUND     VP MID-CAP     VP TELE-      PROFUND
                                       ALLOCATION   VP FINANCIALS VP HEALTH CARE    VALUE    COMMUNICATIONS VP UTILITIES
                                     -------------- ------------- -------------- ----------- -------------- ------------
ASSETS
Investments at fair value...........   $3,274,217      $  501         $  491       $4,327        $  600       $44,062
                                       ----------      ------         ------       ------        ------       -------
    Total assets....................   $3,274,217      $  501         $  491       $4,327        $  600       $44,062
                                       ==========      ======         ======       ======        ======       =======
NET ASSETS
Accumulation units..................   $3,274,217      $  501         $  491       $4,327        $  600       $44,062
Contracts in payout (annuitization)
 period.............................           --          --             --           --            --            --
                                       ----------      ------         ------       ------        ------       -------
    Total net assets................   $3,274,217      $  501         $  491       $4,327        $  600       $44,062
                                       ==========      ======         ======       ======        ======       =======
FUND SHARE INFORMATION
Number of shares....................      424,671          25             17          166            79         1,554
                                       ==========      ======         ======       ======        ======       =======
Cost of investments.................   $2,724,192      $  497         $  496       $2,264        $  513       $39,865
                                       ==========      ======         ======       ======        ======       =======
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $     8.98      $ 6.34         $ 9.66       $ 9.61        $ 8.51       $  7.98
                                       ==========      ======         ======       ======        ======       =======
    Highest.........................   $    13.88      $13.90         $12.80       $14.97        $12.41       $ 12.64
                                       ==========      ======         ======       ======        ======       =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                       ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                                       BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN
                                       VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE
                                        PRODUCT       PRODUCT       PRODUCT       PRODUCT       PRODUCT       PRODUCT
                                      SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND
                                      SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                     ------------- ------------- ------------- ------------- ------------- -------------
                                                     ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                                       ALLIANCE    BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS   ALLIANCE
                                     BERNSTEIN VPS   GROWTH &    INTERNATIONAL   LARGE CAP   SMALL/MID CAP BERNSTEIN VPS
                                        GROWTH        INCOME         VALUE        GROWTH         VALUE         VALUE
                                     ------------- ------------- ------------- ------------- ------------- -------------
ASSETS
Investments at fair value...........  $27,157,575   $73,511,275   $20,933,861   $20,928,601   $26,111,672   $2,097,886
                                      -----------   -----------   -----------   -----------   -----------   ----------
    Total assets....................  $27,157,575   $73,511,275   $20,933,861   $20,928,601   $26,111,672   $2,097,886
                                      ===========   ===========   ===========   ===========   ===========   ==========
NET ASSETS
Accumulation units..................  $27,127,873   $73,437,141   $20,930,653   $20,928,601   $26,111,672   $2,097,886
Contracts in payout (annuitization)
 period.............................       29,702        74,134         3,208            --            --           --
                                      -----------   -----------   -----------   -----------   -----------   ----------
    Total net assets................  $27,157,575   $73,511,275   $20,933,861   $20,928,601   $26,111,672   $2,097,886
                                      ===========   ===========   ===========   ===========   ===========   ==========
FUND SHARE INFORMATION
Number of shares....................    1,384,178     4,321,650     1,417,323       772,843     1,547,817      215,168
                                      ===========   ===========   ===========   ===========   ===========   ==========
Cost of investments.................  $24,064,102   $90,356,098   $25,467,774   $18,384,824   $23,476,687   $2,542,570
                                      ===========   ===========   ===========   ===========   ===========   ==========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $      6.09   $      9.19   $      9.66   $      5.90   $     19.22   $     8.63
                                      ===========   ===========   ===========   ===========   ===========   ==========
    Highest.........................  $     14.19   $     12.94   $     10.42   $     13.38   $     21.28   $     9.30
                                      ===========   ===========   ===========   ===========   ===========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                                                         DREYFUS
                                         AMERICAN         AMERICAN      SOCIALLY                   DREYFUS      DREYFUS
                                         CENTURY          CENTURY      RESPONSIBLE                 VARIABLE     VARIABLE
                                         VARIABLE         VARIABLE       GROWTH    DREYFUS STOCK  INVESTMENT   INVESTMENT
                                     PORTFOLIOS, INC. PORTFOLIOS, INC. FUND, INC.   INDEX FUND       FUND         FUND
                                       SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                     ---------------- ---------------- ----------- ------------- ------------ ------------
                                         AMERICAN         AMERICAN      SOCIALLY
                                         CENTURY          CENTURY      RESPONSIBLE DREYFUS STOCK VIF GROWTH &     VIF
                                       VP BALANCED    VP INTERNATIONAL GROWTH FUND  INDEX FUND      INCOME    MONEY MARKET
                                     ---------------- ---------------- ----------- ------------- ------------ ------------
ASSETS
Investments at fair value...........     $10,650           $4,885        $18,353     $472,436      $125,793     $702,889
                                         -------           ------        -------     --------      --------     --------
    Total assets....................     $10,650           $4,885        $18,353     $472,436      $125,793     $702,889
                                         =======           ======        =======     ========      ========     ========
NET ASSETS
Accumulation units..................     $10,650           $4,885        $18,353     $472,436      $125,793     $702,889
Contracts in payout (annuitization)
 period.............................          --               --             --           --            --           --
                                         -------           ------        -------     --------      --------     --------
    Total net assets................     $10,650           $4,885        $18,353     $472,436      $125,793     $702,889
                                         =======           ======        =======     ========      ========     ========
FUND SHARE INFORMATION
Number of shares....................       1,691              571            614       15,923         6,366      702,889
                                         =======           ======        =======     ========      ========     ========
Cost of investments.................     $11,487           $4,249        $16,240     $454,854      $132,900     $702,889
                                         =======           ======        =======     ========      ========     ========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................     $ 15.47           $15.18        $  6.45     $   8.41      $   8.88     $   9.88
                                         =======           ======        =======     ========      ========     ========
    Highest.........................     $ 15.68           $15.38        $ 12.27     $  13.42      $  12.64     $  12.37
                                         =======           ======        =======     ========      ========     ========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                         DWS         DWS           DWS          DWS          DWS          DWS
                                      VARIABLE     VARIABLE     VARIABLE     VARIABLE     VARIABLE     VARIABLE
                                      SERIES I     SERIES I     SERIES I     SERIES I     SERIES I     SERIES II
                                     SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                     ----------- ------------ ------------- ----------- ------------- -----------
                                                                   DWS          DWS
                                                     DWS         GLOBAL     GROWTH AND       DWS          DWS
                                         DWS       CAPITAL    OPPORTUNITIES   INCOME    INTERNATIONAL  BALANCED
                                     BOND VIP A  GROWTH VIP A     VIP A        VIP A        VIP A      VIP A II
                                     ----------- ------------ ------------- ----------- ------------- -----------
ASSETS
Investments at fair value...........  $525,945    $1,169,331   $1,090,612    $419,061     $385,446    $1,442,333
                                      --------    ----------   ----------    --------     --------    ----------
    Total assets....................  $525,945    $1,169,331   $1,090,612    $419,061     $385,446    $1,442,333
                                      ========    ==========   ==========    ========     ========    ==========
NET ASSETS
Accumulation units..................  $481,680    $1,154,221   $1,090,612    $419,061     $378,816    $1,386,765
Contracts in payout (annuitization)
 period.............................    44,265        15,110           --          --        6,630        55,568
                                      --------    ----------   ----------    --------     --------    ----------
    Total net assets................  $525,945    $1,169,331   $1,090,612    $419,061     $385,446    $1,442,333
                                      ========    ==========   ==========    ========     ========    ==========
FUND SHARE INFORMATION
Number of shares....................    92,923        59,690       76,373      55,431       46,891        65,175
                                      ========    ==========   ==========    ========     ========    ==========
Cost of investments.................  $585,840    $  991,697   $  976,670    $469,774     $498,796    $1,393,294
                                      ========    ==========   ==========    ========     ========    ==========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $  13.72    $    12.25   $    25.49    $  10.43     $  11.28    $    11.78
                                      ========    ==========   ==========    ========     ========    ==========
    Highest.........................  $  13.88    $    12.40   $    25.81    $  10.56     $  11.42    $    11.85
                                      ========    ==========   ==========    ========     ========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                                                    FIDELITY      FIDELITY      FIDELITY
                               DWS         DWS       FEDERATED      VARIABLE      VARIABLE      VARIABLE
                            VARIABLE    VARIABLE     INSURANCE     INSURANCE      INSURANCE     INSURANCE
                            SERIES II   SERIES II     SERIES     PRODUCTS FUND  PRODUCTS FUND PRODUCTS FUND
                           SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ----------- ----------- ------------- -------------- ------------- -------------
                               DWS         DWS
                              MONEY     SMALL CAP    FEDERATED
                             MARKET      GROWTH        PRIME                         VIP
                            VIP A II    VIP A II   MONEY FUND II VIP CONTRAFUND EQUITY-INCOME  VIP GROWTH
                           ----------- ----------- ------------- -------------- ------------- -------------
ASSETS
Investments at fair value.  $354,957    $367,566    $11,241,512    $6,551,941    $1,087,100    $3,520,634
                            --------    --------    -----------    ----------    ----------    ----------
    Total assets..........  $354,957    $367,566    $11,241,512    $6,551,941    $1,087,100    $3,520,634
                            ========    ========    ===========    ==========    ==========    ==========
NET ASSETS
Accumulation units........  $354,957    $367,566    $11,010,437    $6,528,383    $1,080,554    $3,501,653
Contracts in payout
 (annuitization) period...        --          --        231,075        23,558         6,546        18,981
                            --------    --------    -----------    ----------    ----------    ----------
    Total net assets......  $354,957    $367,566    $11,241,512    $6,551,941    $1,087,100    $3,520,634
                            ========    ========    ===========    ==========    ==========    ==========
FUND SHARE
 INFORMATION
Number of shares..........   354,957      26,539     11,241,512       274,369        57,156        94,921
                            ========    ========    ===========    ==========    ==========    ==========
Cost of investments.......  $354,957    $333,262    $11,241,512    $6,579,562    $1,188,696    $3,508,499
                            ========    ========    ===========    ==========    ==========    ==========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $  10.54    $  11.45    $      9.90    $    12.98    $    11.26    $     6.78
                            ========    ========    ===========    ==========    ==========    ==========
    Highest...............  $  10.59    $  11.51    $     13.05    $    23.24    $    14.08    $    14.62
                            ========    ========    ===========    ==========    ==========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                                                                       FIDELITY          FIDELITY
                             FIDELITY      FIDELITY      FIDELITY      FIDELITY        VARIABLE          VARIABLE
                             VARIABLE      VARIABLE      VARIABLE      VARIABLE        INSURANCE         INSURANCE
                             INSURANCE     INSURANCE     INSURANCE     INSURANCE     PRODUCTS FUND     PRODUCTS FUND
                           PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND (SERVICE CLASS 2) (SERVICE CLASS 2)
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           ------------- ------------- ------------- ------------- ----------------- -----------------
                                                                                       VIP ASSET
                                                            VIP                         MANAGER             VIP
                             VIP HIGH                   INVESTMENT        VIP           GROWTH          CONTRAFUND
                              INCOME     VIP INDEX 500  GRADE BOND     OVERSEAS    (SERVICE CLASS 2) (SERVICE CLASS 2)
                           ------------- ------------- ------------- ------------- ----------------- -----------------
ASSETS
Investments at fair value.  $1,259,174    $5,107,949    $2,070,659    $1,479,165        $95,258         $77,662,019
                            ----------    ----------    ----------    ----------        -------         -----------
    Total assets..........  $1,259,174    $5,107,949    $2,070,659    $1,479,165        $95,258         $77,662,019
                            ==========    ==========    ==========    ==========        =======         ===========
NET ASSETS
Accumulation units........  $1,256,137    $5,086,769    $2,066,537    $1,477,994        $95,258         $77,385,724
Contracts in payout
 (annuitization) period...       3,037        21,180         4,122         1,171             --             276,295
                            ----------    ----------    ----------    ----------        -------         -----------
    Total net assets......  $1,259,174    $5,107,949    $2,070,659    $1,479,165        $95,258         $77,662,019
                            ==========    ==========    ==========    ==========        =======         ===========
FUND SHARE
 INFORMATION
Number of shares..........     226,064        38,583       161,392        88,203          6,634           3,306,174
                            ==========    ==========    ==========    ==========        =======         ===========
Cost of investments.......  $1,356,436    $4,841,641    $2,037,549    $1,552,853        $70,781         $89,336,424
                            ==========    ==========    ==========    ==========        =======         ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $    12.05    $     8.53    $    16.46    $     9.66        $ 11.29         $      9.73
                            ==========    ==========    ==========    ==========        =======         ===========
    Highest...............  $    14.01    $    10.06    $    17.23    $    12.46        $ 13.09         $     18.34
                            ==========    ==========    ==========    ==========        =======         ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                            FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                            VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                            INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                          PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                        ----------------- ----------------- ----------------- ----------------- -----------------
                                                                                                   VIP FREEDOM
                               VIP           VIP FREEDOM       VIP FREEDOM       VIP FREEDOM         INCOME
                          EQUITY-INCOME    2010 PORTFOLIO    2020 PORTFOLIO    2030 PORTFOLIO       PORTFOLIO
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                        ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
 value.................    $  907,769        $9,257,743        $7,167,565        $3,559,609        $3,212,530
                           ----------        ----------        ----------        ----------        ----------
    Total assets.......    $  907,769        $9,257,743        $7,167,565        $3,559,609        $3,212,530
                           ==========        ==========        ==========        ==========        ==========
NET ASSETS
Accumulation units.....    $  907,769        $9,257,743        $7,167,565        $3,559,609        $3,212,530
Contracts in payout
 (annuitization)
 period................            --                --                --                --                --
                           ----------        ----------        ----------        ----------        ----------
    Total net assets...    $  907,769        $9,257,743        $7,167,565        $3,559,609        $3,212,530
                           ==========        ==========        ==========        ==========        ==========
FUND SHARE
 INFORMATION
Number of shares.......        48,414           876,680           679,390           349,667           313,724
                           ==========        ==========        ==========        ==========        ==========
Cost of investments....    $1,034,724        $9,033,580        $6,927,337        $3,583,987        $3,171,768
                           ==========        ==========        ==========        ==========        ==========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............    $    10.35        $    10.54        $    10.14        $     9.75        $    10.71
                           ==========        ==========        ==========        ==========        ==========
    Highest............    $    13.33        $    11.26        $    10.84        $    10.43        $    11.45
                           ==========        ==========        ==========        ==========        ==========

                            FIDELITY
                            VARIABLE
                            INSURANCE
                          PRODUCTS FUND
                        (SERVICE CLASS 2)
                           SUB-ACCOUNT
                        -----------------
                               VIP
                            GROWTH &
                             INCOME
                        (SERVICE CLASS 2)
                        -----------------
ASSETS
Investments at fair
 value.................    $ 9,824,918
                           -----------
    Total assets.......    $ 9,824,918
                           ===========
NET ASSETS
Accumulation units.....    $ 9,824,918
Contracts in payout
 (annuitization)
 period................             --
                           -----------
    Total net assets...    $ 9,824,918
                           ===========
FUND SHARE
 INFORMATION
Number of shares.......        790,420
                           ===========
Cost of investments....    $10,432,906
                           ===========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............    $     10.31
                           ===========
    Highest............    $     11.11
                           ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                            FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                            VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                            INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                          PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                        ----------------- ----------------- ----------------- ----------------- -----------------
                                                 VIP               VIP                           VIP INVESTMENT
                           VIP GROWTH       GROWTH STOCK       HIGH INCOME      VIP INDEX 500      GRADE BOND
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                        ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
 value.................     $234,553         $2,481,049        $7,632,681        $7,385,454          $1,396
                            --------         ----------        ----------        ----------          ------
    Total assets.......     $234,553         $2,481,049        $7,632,681        $7,385,454          $1,396
                            ========         ==========        ==========        ==========          ======
NET ASSETS
Accumulation units.....     $234,553         $2,481,049        $7,632,681        $7,385,454          $1,396
Contracts in payout
 (annuitization)
 period................           --                 --                --                --              --
                            --------         ----------        ----------        ----------          ------
    Total net assets...     $234,553         $2,481,049        $7,632,681        $7,385,454          $1,396
                            ========         ==========        ==========        ==========          ======
FUND SHARE
 INFORMATION
Number of shares.......        6,388            186,125         1,400,492            56,244             111
                            ========         ==========        ==========        ==========          ======
Cost of investments....     $198,413         $2,269,297        $7,894,496        $7,478,159          $1,415
                            ========         ==========        ==========        ==========          ======
ACCUMULATION
 UNIT FAIR
 VALUE
    Lowest.............     $   8.29         $    10.13        $    12.68        $     9.22          $13.84
                            ========         ==========        ==========        ==========          ======
    Highest............     $  12.23         $    10.83        $    18.22        $    13.07          $13.84
                            ========         ==========        ==========        ==========          ======

                            FIDELITY
                            VARIABLE
                            INSURANCE
                          PRODUCTS FUND
                        (SERVICE CLASS 2)
                           SUB-ACCOUNT
                        -----------------

                           VIP MIDCAP
                        (SERVICE CLASS 2)
                        -----------------
ASSETS
Investments at fair
 value.................    $23,239,049
                           -----------
    Total assets.......    $23,239,049
                           ===========
NET ASSETS
Accumulation units.....    $22,979,139
Contracts in payout
 (annuitization)
 period................        259,910
                           -----------
    Total net assets...    $23,239,049
                           ===========
FUND SHARE
 INFORMATION
Number of shares.......        723,282
                           ===========
Cost of investments....    $21,895,798
                           ===========
ACCUMULATION
 UNIT FAIR
 VALUE
    Lowest.............    $     11.00
                           ===========
    Highest............    $     16.00
                           ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------


                               FIDELITY          FIDELITY         FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                               VARIABLE          VARIABLE        TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                               INSURANCE         INSURANCE        VARIABLE       VARIABLE       VARIABLE       VARIABLE
                             PRODUCTS FUND     PRODUCTS FUND     INSURANCE      INSURANCE      INSURANCE      INSURANCE
                           (SERVICE CLASS 2) (SERVICE CLASS 2) PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                              SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ----------------- ----------------- -------------- -------------- -------------- --------------
                                                                  FRANKLIN       FRANKLIN
                               VIP MONEY                          FLEX CAP      GROWTH AND      FRANKLIN       FRANKLIN
                                MARKET         VIP OVERSEAS        GROWTH         INCOME      HIGH INCOME       INCOME
                           (SERVICE CLASS 2) (SERVICE CLASS 2)   SECURITIES     SECURITIES     SECURITIES     SECURITIES
                           ----------------- ----------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.    $18,304,182         $55,229        $4,239,551    $44,507,677    $12,421,765    $196,461,622
                              -----------         -------        ----------    -----------    -----------    ------------
    Total assets..........    $18,304,182         $55,229        $4,239,551    $44,507,677    $12,421,765    $196,461,622
                              ===========         =======        ==========    ===========    ===========    ============
NET ASSETS
Accumulation units........    $18,282,295         $55,229        $4,239,551    $44,390,165    $12,416,327    $195,540,258
Contracts in payout
 (annuitization) period...         21,887              --                --        117,512          5,438         921,364
                              -----------         -------        ----------    -----------    -----------    ------------
    Total net assets......    $18,304,182         $55,229        $4,239,551    $44,507,677    $12,421,765    $196,461,622
                              ===========         =======        ==========    ===========    ===========    ============
FUND SHARE
 INFORMATION
Number of shares..........     18,304,182           3,323           333,823      3,836,869      1,919,902      13,256,520
                              ===========         =======        ==========    ===========    ===========    ============
Cost of investments.......    $18,304,182         $61,431        $3,518,894    $51,260,672    $11,687,111    $203,478,101
                              ===========         =======        ==========    ===========    ===========    ============
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................    $      9.84         $ 11.42        $    11.68    $     13.51    $     13.04    $      12.69
                              ===========         =======        ==========    ===========    ===========    ============
    Highest...............    $     10.54         $ 17.06        $    12.59    $     15.17    $     14.26    $      13.97
                              ===========         =======        ==========    ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                        FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                                       TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                                        VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                                       INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE
                                     PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                                      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                     -------------- -------------- -------------- -------------- -------------- --------------
                                                                      FRANKLIN
                                        FRANKLIN       FRANKLIN        SMALL                         MUTUAL
                                       LARGE CAP      SMALL CAP       MID-CAP     FRANKLIN U.S.      GLOBAL
                                         GROWTH         VALUE          GROWTH       GOVERNMENT     DISCOVERY    MUTUAL SHARES
                                       SECURITIES     SECURITIES     SECURITIES     SECURITIES     SECURITIES     SECURITIES
                                     -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value...........  $47,796,739    $42,888,435     $2,426,625    $36,871,865    $25,012,560    $109,830,766
                                      -----------    -----------     ----------    -----------    -----------    ------------
    Total assets....................  $47,796,739    $42,888,435     $2,426,625    $36,871,865    $25,012,560    $109,830,766
                                      ===========    ===========     ==========    ===========    ===========    ============
NET ASSETS
Accumulation units..................  $47,722,937    $42,628,639     $2,426,625    $36,805,869    $24,820,498    $109,470,952
Contracts in payout (annuitization)
 period.............................       73,802        259,796             --         65,996        192,062         359,814
                                      -----------    -----------     ----------    -----------    -----------    ------------
    Total net assets................  $47,796,739    $42,888,435     $2,426,625    $36,871,865    $25,012,560    $109,830,766
                                      ===========    ===========     ==========    ===========    ===========    ============
FUND SHARE INFORMATION
Number of shares....................    3,216,470      2,639,288        112,709      2,812,499      1,203,105       6,885,941
                                      ===========    ===========     ==========    ===========    ===========    ============
Cost of investments.................  $48,504,860    $38,412,776     $1,723,645    $35,815,831    $24,565,709    $116,612,769
                                      ===========    ===========     ==========    ===========    ===========    ============
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $     10.06    $     12.92     $     8.53    $     11.46    $     10.83    $      11.09
                                      ===========    ===========     ==========    ===========    ===========    ============
    Highest.........................  $     10.99    $     22.81     $    23.08    $     12.60    $     14.53    $      19.98
                                      ===========    ===========     ==========    ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------


                              FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                             TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                              VARIABLE       VARIABLE       VARIABLE       VARIABLE     GOLDMAN SACHS   GOLDMAN SACHS
                             INSURANCE      INSURANCE      INSURANCE      INSURANCE       VARIABLE        VARIABLE
                           PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST INSURANCE TRUST INSURANCE TRUST
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -------------- -------------- -------------- -------------- --------------- ---------------
                             TEMPLETON
                             DEVELOPING     TEMPLETON      TEMPLETON      TEMPLETON          VIT             VIT
                              MARKETS        FOREIGN      GLOBAL BOND       GROWTH        STRATEGIC       LARGE CAP
                             SECURITIES     SECURITIES     SECURITIES     SECURITIES       GROWTH           VALUE
                           -------------- -------------- -------------- -------------- --------------- ---------------
ASSETS
Investments at fair value.  $30,099,629    $124,837,470    $2,772,254     $1,320,357       $17,305       $5,229,973
                            -----------    ------------    ----------     ----------       -------       ----------
    Total assets..........  $30,099,629    $124,837,470    $2,772,254     $1,320,357       $17,305       $5,229,973
                            ===========    ============    ==========     ==========       =======       ==========
NET ASSETS
Accumulation units........  $29,928,370    $124,699,312    $2,673,682     $1,313,710       $17,305       $5,229,973
Contracts in payout
 (annuitization) period...      171,259         138,158        98,572          6,647            --               --
                            -----------    ------------    ----------     ----------       -------       ----------
    Total net assets......  $30,099,629    $124,837,470    $2,772,254     $1,320,357       $17,305       $5,229,973
                            ===========    ============    ==========     ==========       =======       ==========
FUND SHARE
 INFORMATION
Number of shares..........    2,663,684       8,736,002       142,240        119,923         1,441          510,740
                            ===========    ============    ==========     ==========       =======       ==========
Cost of investments.......  $27,094,575    $129,868,228    $2,218,815     $1,492,849       $16,540       $5,752,472
                            ===========    ============    ==========     ==========       =======       ==========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $     24.47    $      11.94    $    21.17     $    11.27       $  7.61       $     9.83
                            ===========    ============    ==========     ==========       =======       ==========
    Highest...............  $     39.01    $      20.26    $    30.92     $    16.47       $ 11.63       $    11.63
                            ===========    ============    ==========     ==========       =======       ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                           GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS
                             VARIABLE      VARIABLE      VARIABLE      VARIABLE       INVESCO       INVESCO
                             INSURANCE     INSURANCE     INSURANCE     INSURANCE    INVESTMENT    INVESTMENT
                               TRUST         TRUST         TRUST         TRUST       SERVICES      SERVICES
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           ------------- ------------- ------------- ------------- ------------- -------------
                                              VIT           VIT
                                VIT        STRATEGIC    STRUCTURED        VIT      INVESCO V. I. INVESCO V. I.
                              MID CAP    INTERNATIONAL   SMALL CAP    STRUCTURED     BALANCED        BASIC
                               VALUE        EQUITY        EQUITY      U.S. EQUITY      FUND          VALUE
                           ------------- ------------- ------------- ------------- ------------- -------------
ASSETS
Investments at fair value.  $5,352,087      $2,633      $11,508,251   $7,920,746    $18,274,897   $ 8,583,534
                            ----------      ------      -----------   ----------    -----------   -----------
    Total assets..........  $5,352,087      $2,633      $11,508,251   $7,920,746    $18,274,897   $ 8,583,534
                            ==========      ======      ===========   ==========    ===========   ===========
NET ASSETS
Accumulation units........  $5,352,087      $2,633      $11,504,188   $7,905,448    $18,188,317   $ 8,501,233
Contracts in payout
 (annuitization) period...          --          --            4,063       15,298         86,580        82,301
                            ----------      ------      -----------   ----------    -----------   -----------
    Total net assets......  $5,352,087      $2,633      $11,508,251   $7,920,746    $18,274,897   $ 8,583,534
                            ==========      ======      ===========   ==========    ===========   ===========
FUND SHARE
 INFORMATION
Number of shares..........     379,581         299        1,007,728      749,361      1,986,402     1,345,382
                            ==========      ======      ===========   ==========    ===========   ===========
Cost of investments.......  $5,773,292      $2,311      $13,019,689   $8,982,260    $20,687,518   $10,911,330
                            ==========      ======      ===========   ==========    ===========   ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $    12.45      $ 8.65      $     10.15   $     7.78    $      7.61   $      9.19
                            ==========      ======      ===========   ==========    ===========   ===========
    Highest...............  $    27.86      $12.24      $     18.24   $    11.17    $     11.03   $     10.93
                            ==========      ======      ===========   ==========    ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                              INVESCO       INVESCO       INVESCO       INVESCO       INVESCO        INVESCO
                            INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT     INVESTMENT
                             SERVICES      SERVICES      SERVICES      SERVICES      SERVICES       SERVICES
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           ------------- ------------- ------------- ------------- ------------- ---------------
                           INVESCO V. I. INVESCO V. I. INVESCO V. I. INVESCO V. I. INVESCO V. I.  INVESCO V. I.
                              CAPITAL       CAPITAL        CORE       DIVERSIFIED    DIVIDEND    GLOBAL DIVIDEND
                           APPRECIATIOM   DEVELOPMENT     EQUITY        INCOME        GROWTH         GROWTH
                           ------------- ------------- ------------- ------------- ------------- ---------------
ASSETS
Investments at fair value.  $73,433,768   $10,305,289  $102,269,533   $10,007,096  $166,267,220    $52,448,808
                            -----------   -----------  ------------   -----------  ------------    -----------
    Total assets..........  $73,433,768   $10,305,289  $102,269,533   $10,007,096  $166,267,220    $52,448,808
                            ===========   ===========  ============   ===========  ============    ===========
NET ASSETS
Accumulation units........  $72,980,678   $10,216,035  $101,156,992   $ 9,870,389  $164,016,518    $51,967,266
Contracts in payout
 (annuitization) period...      453,090        89,254     1,112,541       136,707     2,250,702        481,542
                            -----------   -----------  ------------   -----------  ------------    -----------
    Total net assets......  $73,433,768   $10,305,289  $102,269,533   $10,007,096  $166,267,220    $52,448,808
                            ===========   ===========  ============   ===========  ============    ===========
FUND SHARE
 INFORMATION
Number of shares..........    3,151,664       768,478     3,783,557     1,640,507    11,676,069      5,597,525
                            ===========   ===========  ============   ===========  ============    ===========
Cost of investments.......  $78,041,896   $ 9,560,726  $ 92,047,535   $12,801,616  $141,702,101    $68,874,973
                            ===========   ===========  ============   ===========  ============    ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $      5.27   $     12.14  $       7.87   $     10.72  $       9.59    $     11.19
                            ===========   ===========  ============   ===========  ============    ===========
    Highest...............  $     13.54   $     17.56  $      20.26   $     13.68  $      37.01    $     22.82
                            ===========   ===========  ============   ===========  ============    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                        INVESCO       INVESCO       INVESCO       INVESCO       INVESCO       INVESCO
                                      INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT
                                       SERVICES      SERVICES      SERVICES      SERVICES      SERVICES      SERVICES
                                      SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                     ------------- ------------- ------------- ------------- ------------- -------------
                                     INVESCO V. I.               INVESCO V. I. INVESCO V. I. INVESCO V. I. INVESCO V. I.
                                      GOVERNMENT   INVESCO V. I.  HIGH YIELD      INCOME     INTERNATIONAL   LARGE CAP
                                      SECURITIES    HIGH YIELD    SECURITIES      BUILDER     GROWTH FUND     GROWTH
                                     ------------- ------------- ------------- ------------- ------------- -------------
ASSETS
Investments at fair value...........  $14,330,293   $6,884,226    $14,875,816   $15,255,917   $28,060,837   $8,500,311
                                      -----------   ----------    -----------   -----------   -----------   ----------
    Total assets....................  $14,330,293   $6,884,226    $14,875,816   $15,255,917   $28,060,837   $8,500,311
                                      ===========   ==========    ===========   ===========   ===========   ==========
NET ASSETS
Accumulation units..................  $14,021,994   $6,860,449    $14,705,024   $15,225,847   $27,508,244   $8,437,061
Contracts in payout (annuitization)
 period.............................      308,299       23,777        170,792        30,070       552,593       63,250
                                      -----------   ----------    -----------   -----------   -----------   ----------
    Total net assets................  $14,330,293   $6,884,226    $14,875,816   $15,255,917   $28,060,837   $8,500,311
                                      ===========   ==========    ===========   ===========   ===========   ==========
FUND SHARE INFORMATION
Number of shares....................    1,194,191    1,286,771     13,048,961     1,448,805       978,070      593,183
                                      ===========   ==========    ===========   ===========   ===========   ==========
Cost of investments.................  $14,527,546   $7,346,640    $19,493,363   $15,712,995   $20,563,016   $7,318,467
                                      ===========   ==========    ===========   ===========   ===========   ==========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $     14.17   $    12.71    $      5.85   $     13.79   $     11.49   $    10.90
                                      ===========   ==========    ===========   ===========   ===========   ==========
    Highest.........................  $     16.83   $    18.30    $     22.50   $     19.51   $     22.40   $    11.20
                                      ===========   ==========    ===========   ===========   ===========   ==========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                        INVESCO       INVESCO       INVESCO       INVESCO       INVESCO        INVESCO
                                      INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT     INVESTMENT
                                       SERVICES      SERVICES      SERVICES      SERVICES      SERVICES       SERVICES
                                      SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                     ------------- ------------- ------------- ------------- ------------- ---------------
                                     INVESCO V. I.
                                        MID CAP    INVESCO V. I. INVESCO V. I. INVESCO V. I.                   INVESCO
                                      CORE EQUITY      MONEY        S&P 500     TECHNOLOGY   INVESCO V. I. VAN KAMPEN V.I.
                                         FUND         MARKET         INDEX         FUND        UTILITIES   CAPITAL GROWTH
                                     ------------- ------------- ------------- ------------- ------------- ---------------
ASSETS
Investments at fair value...........  $15,212,998   $14,865,688   $34,210,517   $2,814,532    $6,462,230     $25,826,205
                                      -----------   -----------   -----------   ----------    ----------     -----------
    Total assets....................  $15,212,998   $14,865,688   $34,210,517   $2,814,532    $6,462,230     $25,826,205
                                      ===========   ===========   ===========   ==========    ==========     ===========
NET ASSETS
Accumulation units..................  $15,174,952   $14,827,380   $33,851,743   $2,763,316    $6,339,196     $25,697,604
Contracts in payout (annuitization)
 period.............................       38,046        38,308       358,774       51,216       123,034         128,601
                                      -----------   -----------   -----------   ----------    ----------     -----------
    Total net assets................  $15,212,998   $14,865,688   $34,210,517   $2,814,532    $6,462,230     $25,826,205
                                      ===========   ===========   ===========   ==========    ==========     ===========
FUND SHARE INFORMATION
Number of shares....................    1,227,845    14,865,688     2,995,667      175,908       434,582         759,594
                                      ===========   ===========   ===========   ==========    ==========     ===========
Cost of investments.................  $13,931,911   $14,865,688   $31,100,884   $2,028,222    $6,793,216     $25,388,342
                                      ===========   ===========   ===========   ==========    ==========     ===========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $     13.15   $     10.50   $      8.56   $    12.88    $    16.11     $      5.27
                                      ===========   ===========   ===========   ==========    ==========     ===========
    Highest.........................  $     18.47   $     12.58   $     11.52   $    13.41    $    16.77     $     15.57
                                      ===========   ===========   ===========   ==========    ==========     ===========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------


                            INVESCO        INVESCO          INVESCO          INVESCO          INVESCO        INVESCO
                          INVESTMENT     INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT     INVESTMENT
                           SERVICES       SERVICES         SERVICES         SERVICES         SERVICES       SERVICES
                          SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                         ------------- --------------- ----------------- --------------- ----------------- -----------
                                                            INVESCO                           INVESCO
                            INVESCO        INVESCO        VAN KAMPEN         INVESCO        VAN KAMPEN       INVESCO
                          VAN KAMPEN     VAN KAMPEN    V.I. GLOBAL VALUE   VAN KAMPEN    V.I. U.S. MID CAP VAN KAMPEN
                         V.I. COMSTOCK V.I. GOVERNMENT      EQUITY       V.I. HIGH YIELD       VALUE       V.I. VALUE
                         ------------- --------------- ----------------- --------------- ----------------- -----------
ASSETS
Investments at fair
 value..................  $38,272,974     $795,712          $20,989          $5,917         $61,101,472      $77,221
                          -----------     --------          -------          ------         -----------      -------
    Total assets........  $38,272,974     $795,712          $20,989          $5,917         $61,101,472      $77,221
                          ===========     ========          =======          ======         ===========      =======
NET ASSETS
Accumulation units......  $38,116,190     $795,712          $20,989          $5,917         $60,962,414      $77,221
Contracts in payout
 (annuitization) period.      156,784           --               --              --             139,058           --
                          -----------     --------          -------          ------         -----------      -------
    Total net assets....  $38,272,974     $795,712          $20,989          $5,917         $61,101,472      $77,221
                          ===========     ========          =======          ======         ===========      =======
FUND SHARE
 INFORMATION
Number of shares........    3,268,401       86,396            2,667             499           4,777,285        8,019
                          ===========     ========          =======          ======         ===========      =======
Cost of investments.....  $38,717,840     $790,306          $29,826          $3,982         $65,612,843      $90,366
                          ===========     ========          =======          ======         ===========      =======
ACCUMULATION
 UNIT FAIR VALUE
    Lowest..............  $     11.86     $  12.25          $ 10.04          $16.38         $     12.99      $ 11.48
                          ===========     ========          =======          ======         ===========      =======
    Highest.............  $     15.26     $  12.68          $ 12.58          $16.38         $     21.07      $ 15.41
                          ===========     ========          =======          ======         ===========      =======


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                        INVESCO       INVESCO        INVESCO        INVESCO        INVESCO       INVESCO
                                      INVESTMENT    INVESTMENT     INVESTMENT      INVESTMENT    INVESTMENT    INVESTMENT
                                       SERVICES      SERVICES       SERVICES        SERVICES      SERVICES      SERVICES
                                       SERIES II     SERIES II      SERIES II      SERIES II      SERIES II     SERIES II
                                      SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                                     ------------- ------------- --------------- -------------- ------------- -------------
                                     INVESCO V. I. INVESCO V. I.  INVESCO V. I.  INVESCO V. I.  INVESCO V. I. INVESCO V. I.
                                       BALANCED        BASIC         CAPITAL        CAPITAL         CORE       DIVERSIFIED
                                        FUND II      VALUE II    APPRECIATION II DEVELOPMENT II   EQUITY II     INCOME II
                                     ------------- ------------- --------------- -------------- ------------- -------------
ASSETS
Investments at fair value...........   $384,639     $ 9,726,499    $4,071,714       $393,478     $2,601,584     $228,423
                                       --------     -----------    ----------       --------     ----------     --------
    Total assets....................   $384,639     $ 9,726,499    $4,071,714       $393,478     $2,601,584     $228,423
                                       ========     ===========    ==========       ========     ==========     ========
NET ASSETS
Accumulation units..................   $384,639     $ 9,726,499    $4,071,714       $393,478     $2,601,584     $228,423
Contracts in payout (annuitization)
 period.............................         --              --            --             --             --           --
                                       --------     -----------    ----------       --------     ----------     --------
    Total net assets................   $384,639     $ 9,726,499    $4,071,714       $393,478     $2,601,584     $228,423
                                       ========     ===========    ==========       ========     ==========     ========
FUND SHARE INFORMATION
Number of shares....................     41,945       1,534,148       177,649         30,221         97,002       37,632
                                       ========     ===========    ==========       ========     ==========     ========
Cost of investments.................   $388,774     $12,123,496    $3,729,237       $411,316     $2,359,453     $294,747
                                       ========     ===========    ==========       ========     ==========     ========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $   8.80     $      8.47    $     8.57       $  12.27     $    10.13     $  10.37
                                       ========     ===========    ==========       ========     ==========     ========
    Highest.........................   $   9.72     $     12.00    $    12.23       $  13.55     $    12.99     $  11.45
                                       ========     ===========    ==========       ========     ==========     ========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                        INVESCO        INVESCO        INVESCO       INVESCO       INVESCO       INVESCO
                                      INVESTMENT     INVESTMENT     INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT
                                       SERVICES       SERVICES       SERVICES      SERVICES      SERVICES      SERVICES
                                       SERIES II      SERIES II      SERIES II     SERIES II     SERIES II     SERIES II
                                      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                     ------------- --------------- ------------- ------------- ------------- -------------
                                     INVESCO V. I.  INVESCO V. I.  INVESCO V. I.               INVESCO V. I. INVESCO V. I.
                                       DIVIDEND    GLOBAL DIVIDEND  GOVERNMENT   INVESCO V. I.  HIGH YIELD      INCOME
                                       GROWTH II      GROWTH II    SECURITIES II HIGH YIELD II SECURITIES II  BUILDER II
                                     ------------- --------------- ------------- ------------- ------------- -------------
ASSETS
Investments at fair value...........  $48,028,745    $27,608,176     $769,733      $453,566     $14,783,421   $14,179,797
                                      -----------    -----------     --------      --------     -----------   -----------
    Total assets....................  $48,028,745    $27,608,176     $769,733      $453,566     $14,783,421   $14,179,797
                                      ===========    ===========     ========      ========     ===========   ===========
NET ASSETS
Accumulation units..................  $47,975,520    $27,597,352     $769,733      $453,566     $14,783,421   $14,167,337
Contracts in payout (annuitization)
 period.............................       53,225         10,824           --            --              --        12,460
                                      -----------    -----------     --------      --------     -----------   -----------
    Total net assets................  $48,028,745    $27,608,176     $769,733      $453,566     $14,783,421   $14,179,797
                                      ===========    ===========     ========      ========     ===========   ===========
FUND SHARE INFORMATION
Number of shares....................    3,382,306      2,971,817       64,575        84,779      12,967,913     1,351,744
                                      ===========    ===========     ========      ========     ===========   ===========
Cost of investments.................  $44,829,400    $35,731,890     $791,342      $454,621     $14,780,396   $14,289,539
                                      ===========    ===========     ========      ========     ===========   ===========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $      9.05    $     10.70     $  11.84      $  15.79     $      6.92   $     12.46
                                      ===========    ===========     ========      ========     ===========   ===========

    Highest.........................  $     12.75    $     14.33     $  13.08      $  17.43     $     16.37   $     15.20
                                      ===========    ===========     ========      ========     ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                        INVESCO       INVESCO       INVESCO       INVESCO       INVESCO       INVESCO
                                      INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT
                                       SERVICES      SERVICES      SERVICES      SERVICES      SERVICES      SERVICES
                                       SERIES II     SERIES II     SERIES II     SERIES II     SERIES II     SERIES II
                                      SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                     ------------- ------------- ------------- ------------- ------------- -------------
                                     INVESCO V. I. INVESCO V. I. INVESCO V. I. INVESCO V. I. INVESCO V. I. INVESCO V. I.
                                     INTERNATIONAL   LARGE CAP   MID CAP CORE      MONEY        S&P 500     TECHNOLOGY
                                       GROWTH II     GROWTH II     EQUITY II     MARKET II     INDEX II       FUND II
                                     ------------- ------------- ------------- ------------- ------------- -------------
ASSETS
Investments at fair value...........   $620,697      $525,435     $3,700,111     $961,947     $78,240,591     $48,668
                                       --------      --------     ----------     --------     -----------     -------
    Total assets....................   $620,697      $525,435     $3,700,111     $961,947     $78,240,591     $48,668
                                       ========      ========     ==========     ========     ===========     =======
NET ASSETS
Accumulation units..................   $620,697      $525,435     $3,687,175     $961,947     $78,228,116     $48,668
Contracts in payout (annuitization)
 period.............................         --            --         12,936           --          12,475          --
                                       --------      --------     ----------     --------     -----------     -------
    Total net assets................   $620,697      $525,435     $3,700,111     $961,947     $78,240,591     $48,668
                                       ========      ========     ==========     ========     ===========     =======
FUND SHARE INFORMATION
Number of shares....................     21,894        36,950        301,312      961,947       6,893,444       3,098
                                       ========      ========     ==========     ========     ===========     =======
Cost of investments.................   $460,693      $445,965     $3,534,188     $961,947     $69,585,326     $36,004
                                       ========      ========     ==========     ========     ===========     =======
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $  16.76      $  10.44     $    12.57     $   9.26     $      7.96     $ 12.07
                                       ========      ========     ==========     ========     ===========     =======
    Highest.........................   $  18.52      $  10.98     $    15.62     $  10.23     $     13.97     $ 12.99
                                       ========      ========     ==========     ========     ===========     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                        INVESCO      INVESCO        INVESCO         INVESCO       INVESCO      INVESCO
                                      INVESTMENT    INVESTMENT     INVESTMENT     INVESTMENT    INVESTMENT   INVESTMENT
                                       SERVICES      SERVICES       SERVICES       SERVICES      SERVICES     SERVICES
                                       SERIES II    SERIES II      SERIES II       SERIES II     SERIES II    SERIES II
                                      SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                     ------------- ------------ ---------------- ------------- ------------- -----------
                                                                                                               INVESCO
                                                     INVESCO                        INVESCO       INVESCO    VAN KAMPEN
                                                    VAN KAMPEN      INVESCO       VAN KAMPEN    VAN KAMPEN   V.I. INT'L
                                     INVESCO V. I. V.I. CAPITAL    VAN KAMPEN     V.I. EQUITY   V.I. GROWTH    GROWTH
                                     UTILITIES II   GROWTH II   V.I. COMSTOCK II AND INCOME II AND INCOME II  EQUITY II
                                     ------------- ------------ ---------------- ------------- ------------- -----------
ASSETS
Investments at fair value...........   $448,059    $37,032,315    $157,375,683    $47,464,368   $88,173,208  $3,938,562
                                       --------    -----------    ------------    -----------   -----------  ----------
    Total assets....................   $448,059    $37,032,315    $157,375,683    $47,464,368   $88,173,208  $3,938,562
                                       ========    ===========    ============    ===========   ===========  ==========
NET ASSETS
Accumulation units..................   $448,059    $36,955,193    $157,188,278    $47,214,074   $87,947,383  $3,938,562
Contracts in payout (annuitization)
 period.............................         --         77,122         187,405        250,294       225,825          --
                                       --------    -----------    ------------    -----------   -----------  ----------
    Total net assets................   $448,059    $37,032,315    $157,375,683    $47,464,368   $88,173,208  $3,938,562
                                       ========    ===========    ============    ===========   ===========  ==========
FUND SHARE
 INFORMATION
Number of shares....................     30,315      1,105,772      13,485,491      3,378,247     4,799,848     432,334
                                       ========    ===========    ============    ===========   ===========  ==========
Cost of investments.................   $503,427    $27,848,992    $158,475,064    $44,606,503   $85,089,266  $3,915,200
                                       ========    ===========    ============    ===========   ===========  ==========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $  15.12    $      8.11    $      10.76    $     12.25   $     14.39  $     8.47
                                       ========    ===========    ============    ===========   ===========  ==========
    Highest.........................   $  16.28    $     15.01    $      15.11    $     15.69   $     17.24  $     9.02
                                       ========    ===========    ============    ===========   ===========  ==========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                                                                            LEGG MASON      LEGG MASON
                                INVESCO            INVESCO                       LAZARD      PARTNERS        PARTNERS
                               INVESTMENT         INVESTMENT        JANUS      RETIREMENT    VARIABLE        VARIABLE
                           SERVICES SERIES II SERVICES SERIES II ASPEN SERIES SERIES, INC. INCOME TRUST  PORTFOLIOS I, INC
                              SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           ------------------ ------------------ ------------ ------------ ------------- -----------------
                                                                                            LEGG MASON
                                                                                            CLEARBRIDGE     LEGG MASON
                                INVESCO            INVESCO                                   VARIABLE       CLEARBRIDGE
                            VAN KAMPEN V.I.    VAN KAMPEN V.I.                  EMERGING    FUNDAMENTAL   VARIABLE LARGE
                                MID CAP          U.S. MID CAP       FORTY       MARKETS    ALL CAP VALUE     CAP VALUE
                               GROWTH II           VALUE II       PORTFOLIO      EQUITY     PORTFOLIO I     PORTFOLIO I
                           ------------------ ------------------ ------------ ------------ ------------- -----------------
ASSETS
Investments at fair value.    $13,827,105        $45,934,640        $7,240       $  555       $1,192          $1,344
                              -----------        -----------        ------       ------       ------          ------
    Total assets..........    $13,827,105        $45,934,640        $7,240       $  555       $1,192          $1,344
                              ===========        ===========        ======       ======       ======          ======
NET ASSETS
Accumulation units........    $13,811,141        $45,856,233        $7,240       $  555       $1,192          $1,344
Contracts in payout
 (annuitization) period...         15,964             78,407            --           --           --              --
                              -----------        -----------        ------       ------       ------          ------
    Total net assets......    $13,827,105        $45,934,640        $7,240       $  555       $1,192          $1,344
                              ===========        ===========        ======       ======       ======          ======
FUND SHARE
 INFORMATION
Number of shares..........      3,405,691          3,611,214           203           24           61             102
                              ===========        ===========        ======       ======       ======          ======
Cost of investments.......    $13,758,768        $51,580,414        $4,420       $  318       $1,376          $1,317
                              ===========        ===========        ======       ======       ======          ======
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................    $     13.61        $     13.82        $15.33       $54.12       $ 8.68          $11.47
                              ===========        ===========        ======       ======       ======          ======
    Highest...............    $     19.58        $     20.36        $15.33       $54.12       $ 8.68          $11.47
                              ===========        ===========        ======       ======       ======          ======


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                                                                            MFS VARIABLE
                           LORD ABBETT  LORD ABBETT   LORD ABBETT  LORD ABBETT  LORD ABBETT  INSURANCE
                           SERIES FUND  SERIES FUND   SERIES FUND  SERIES FUND  SERIES FUND    TRUST
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                           ----------- -------------- ----------- ------------- ----------- ------------
                           FUNDAMENTAL
                             EQUITY                   GROWTH AND     GROWTH       MID-CAP
                           PORTFOLIO I BOND-DEBENTURE   INCOME    OPPORTUNITIES    VALUE     MFS GROWTH
                           ----------- -------------- ----------- ------------- ----------- ------------
ASSETS
Investments at fair value. $11,248,708  $35,210,907   $24,514,109  $14,398,946  $27,793,187   $836,004
                           -----------  -----------   -----------  -----------  -----------   --------
    Total assets.......... $11,248,708  $35,210,907   $24,514,109  $14,398,946  $27,793,187   $836,004
                           ===========  ===========   ===========  ===========  ===========   ========
NET ASSETS
Accumulation units........ $11,213,086  $35,094,505   $24,434,323  $14,391,636  $27,595,496   $831,520
Contracts in payout
 (annuitization) period...      35,622      116,402        79,786        7,310      197,691      4,484
                           -----------  -----------   -----------  -----------  -----------   --------
    Total net assets...... $11,248,708  $35,210,907   $24,514,109  $14,398,946  $27,793,187   $836,004
                           ===========  ===========   ===========  ===========  ===========   ========
FUND SHARE
 INFORMATION
Number of shares..........     636,960    2,951,459     1,031,305      819,053    1,678,333     33,860
                           ===========  ===========   ===========  ===========  ===========   ========
Cost of investments....... $ 9,520,113  $34,029,390   $27,692,870  $11,844,555  $32,038,725   $852,528
                           ===========  ===========   ===========  ===========  ===========   ========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest................ $     12.93  $     12.84   $     10.26  $     14.27  $     11.08   $   6.30
                           ===========  ===========   ===========  ===========  ===========   ========
    Highest............... $     14.14  $     14.04   $     11.21  $     15.61  $     12.12   $  16.18
                           ===========  ===========   ===========  ===========  ===========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                     MFS VARIABLE  MFS VARIABLE   MFS VARIABLE MFS VARIABLE MFS VARIABLE MFS VARIABLE
                                      INSURANCE      INSURANCE     INSURANCE    INSURANCE    INSURANCE     INSURANCE
                                        TRUST          TRUST         TRUST        TRUST        TRUST         TRUST
                                     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                     ------------ --------------- ------------ ------------ ------------ -------------
                                         MFS            MFS         MFS NEW                 MFS RESEARCH
                                     HIGH INCOME  INVESTORS TRUST  DISCOVERY   MFS RESEARCH     BOND     MFS UTILITIES
                                     ------------ --------------- ------------ ------------ ------------ -------------
ASSETS
Investments at fair value...........   $535,897     $1,665,690     $2,007,644    $608,261    $1,366,632    $256,646
                                       --------     ----------     ----------    --------    ----------    --------
    Total assets....................   $535,897     $1,665,690     $2,007,644    $608,261    $1,366,632    $256,646
                                       ========     ==========     ==========    ========    ==========    ========
NET ASSETS
Accumulation units..................   $535,897     $1,660,300     $2,007,644    $603,311    $1,362,401    $256,646
Contracts in payout (annuitization)
 period.............................         --          5,390             --       4,950         4,231          --
                                       --------     ----------     ----------    --------    ----------    --------
    Total net assets................   $535,897     $1,665,690     $2,007,644    $608,261    $1,366,632    $256,646
                                       ========     ==========     ==========    ========    ==========    ========
FUND SHARE INFORMATION
Number of shares....................     61,036         83,118        109,647      31,946       107,949      10,156
                                       ========     ==========     ==========    ========    ==========    ========
Cost of investments.................   $540,028     $1,464,467     $1,527,496    $575,397    $1,257,194    $221,791
                                       ========     ==========     ==========    ========    ==========    ========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $  14.56     $     9.31     $    12.35    $   8.17    $    16.67    $  19.82
                                       ========     ==========     ==========    ========    ==========    ========
    Highest.........................   $  15.24     $    11.45     $    25.71    $  10.82    $    17.44    $  20.77
                                       ========     ==========     ==========    ========    ==========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                      MFS VARIABLE    MFS VARIABLE    MFS VARIABLE    MFS VARIABLE    MFS VARIABLE
                                        INSURANCE       INSURANCE       INSURANCE       INSURANCE       INSURANCE
                                          TRUST           TRUST           TRUST           TRUST           TRUST
                                     (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                                       SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
-                                    --------------- --------------- --------------- --------------- ---------------
                                                      MFS INVESTORS      MFS NEW
                                       MFS GROWTH         TRUST         DISCOVERY     MFS RESEARCH    MFS UTILITIES
                                     (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
-                                    --------------- --------------- --------------- --------------- ---------------
ASSETS
Investments at fair value...........    $264,706        $182,975        $321,846        $167,945       $1,401,341
                                        --------        --------        --------        --------       ----------
    Total assets....................    $264,706        $182,975        $321,846        $167,945       $1,401,341
                                        ========        ========        ========        ========       ==========
NET ASSETS
Accumulation units..................    $264,706        $182,975        $321,846        $167,945       $1,401,341
Contracts in payout (annuitization)
 period.............................          --              --              --              --               --
                                        --------        --------        --------        --------       ----------
    Total net assets................    $264,706        $182,975        $321,846        $167,945       $1,401,341
                                        ========        ========        ========        ========       ==========
FUND SHARE INFORMATION
Number of shares....................      10,907           9,172          18,142           8,872           56,166
                                        ========        ========        ========        ========       ==========
Cost of investments.................    $188,819        $147,838        $232,988        $117,761       $1,197,542
                                        ========        ========        ========        ========       ==========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................    $   9.31        $   9.88        $  12.72        $   9.91       $    15.76
                                        ========        ========        ========        ========       ==========
    Highest.........................    $  15.00        $  13.31        $  17.95        $  14.43       $    22.00
                                        ========        ========        ========        ========       ==========

                                     MORGAN STANLEY
                                        VARIABLE
                                       INVESTMENT
                                         SERIES
                                      SUB-ACCOUNT
-                                    --------------

                                       AGGRESSIVE
                                         EQUITY
-                                    --------------
ASSETS
Investments at fair value...........  $14,195,986
                                      -----------
    Total assets....................  $14,195,986
                                      ===========
NET ASSETS
Accumulation units..................  $14,138,804
Contracts in payout (annuitization)
 period.............................       57,182
                                      -----------
    Total net assets................  $14,195,986
                                      ===========
FUND SHARE INFORMATION
Number of shares....................      732,885
                                      ===========
Cost of investments.................  $ 9,662,527
                                      ===========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $     10.45
                                      ===========
    Highest.........................  $     16.75
                                      ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                           MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY
                              VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                             INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT
                               SERIES         SERIES         SERIES         SERIES         SERIES         SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------- -------------- -------------- -------------- -------------- --------------
                              CAPITAL        EUROPEAN                      LIMITED
                           OPPORTUNITIES      EQUITY      INCOME PLUS      DURATION     MONEY MARKET    STRATEGIST
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.  $208,335,456   $50,452,083    $98,115,738    $13,853,164    $54,828,691    $119,745,774
                            ------------   -----------    -----------    -----------    -----------    ------------
    Total assets..........  $208,335,456   $50,452,083    $98,115,738    $13,853,164    $54,828,691    $119,745,774
                            ============   ===========    ===========    ===========    ===========    ============
NET ASSETS
Accumulation units........  $206,386,711   $50,010,705    $96,729,054    $13,809,066    $53,825,847    $117,860,282
Contracts in payout
 (annuitization) period...     1,948,745       441,378      1,386,684         44,098      1,002,844       1,885,492
                            ------------   -----------    -----------    -----------    -----------    ------------
    Total net assets......  $208,335,456   $50,452,083    $98,115,738    $13,853,164    $54,828,691    $119,745,774
                            ============   ===========    ===========    ===========    ===========    ============
FUND SHARE
 INFORMATION
Number of shares..........     5,199,288     3,143,432      8,713,653      1,789,814     54,828,691       9,239,643
                            ============   ===========    ===========    ===========    ===========    ============
Cost of investments.......  $162,603,236   $54,535,934    $91,450,375    $16,398,053    $54,828,691    $134,621,162
                            ============   ===========    ===========    ===========    ===========    ============
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $      10.22   $      9.54    $     14.56    $      9.45    $     10.09    $      11.81
                            ============   ===========    ===========    ===========    ===========    ============
    Highest...............  $     139.34   $     46.07    $     42.84    $     11.37    $     25.06    $      51.15
                            ============   ===========    ===========    ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                        MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY
                        MORGAN STANLEY     VARIABLE         VARIABLE         VARIABLE         VARIABLE         VARIABLE
                           VARIABLE       INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT
                          INVESTMENT        SERIES           SERIES           SERIES           SERIES           SERIES
                            SERIES     (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                         SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                        -------------- ---------------- ---------------- ---------------- ---------------- ----------------
                                          AGGRESSIVE        CAPITAL          EUROPEAN          INCOME          LIMITED
                                            EQUITY       OPPORTUNITIES        EQUITY            PLUS           DURATION
                          UTILITIES    (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                        -------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair
 value.................  $56,101,034     $17,487,620      $64,428,077      $17,218,905      $121,240,212     $52,203,681
                         -----------     -----------      -----------      -----------      ------------     -----------
    Total assets.......  $56,101,034     $17,487,620      $64,428,077      $17,218,905      $121,240,212     $52,203,681
                         ===========     ===========      ===========      ===========      ============     ===========
NET ASSETS
Accumulation units.....  $55,222,046     $17,487,620      $64,395,200      $17,173,279      $121,211,761     $52,149,503
Contracts in payout
 (annuitization)
 period................      878,988              --           32,877           45,626            28,451          54,178
                         -----------     -----------      -----------      -----------      ------------     -----------
    Total net assets...  $56,101,034     $17,487,620      $64,428,077      $17,218,905      $121,240,212     $52,203,681
                         ===========     ===========      ===========      ===========      ============     ===========
FUND SHARE
 INFORMATION
Number of shares.......    6,900,496         922,343        1,620,017        1,077,528        10,805,723       6,762,135
                         ===========     ===========      ===========      ===========      ============     ===========
Cost of investments....  $84,426,254     $10,598,710      $40,082,885      $18,457,764      $113,123,898     $63,273,029
                         ===========     ===========      ===========      ===========      ============     ===========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............  $      9.46     $      9.82      $      9.47      $      8.98      $      12.43     $      8.30
                         ===========     ===========      ===========      ===========      ============     ===========
    Highest............  $     35.49     $     21.48      $     19.99      $     16.48      $      17.07     $     10.20
                         ===========     ===========      ===========      ===========      ============     ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                            MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY  NEUBERGER &
                               VARIABLE         VARIABLE         VARIABLE        BERMAN
                              INVESTMENT       INVESTMENT       INVESTMENT      ADVISORS    OPPENHEIMER   OPPENHEIMER
                                SERIES           SERIES           SERIES       MANAGEMENT    VARIABLE      VARIABLE
                           (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)    TRUST     ACCOUNT FUNDS ACCOUNT FUNDS
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------- ---------------- ---------------- ------------ ------------- -------------
                                                                                                          OPPENHEIMER
                             MONEY MARKET      STRATEGIST       UTILITIES                   OPPENHEIMER     CAPITAL
                           (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) AMT PARTNERS   BALANCED    APPRECIATION
                           ---------------- ---------------- ---------------- ------------ ------------- -------------
ASSETS
Investments at fair value.   $64,508,380      $55,141,639      $15,392,028      $33,687     $2,237,153    $4,390,422
                             -----------      -----------      -----------      -------     ----------    ----------
    Total assets..........   $64,508,380      $55,141,639      $15,392,028      $33,687     $2,237,153    $4,390,422
                             ===========      ===========      ===========      =======     ==========    ==========
NET ASSETS
Accumulation units........   $64,459,440      $55,089,255      $15,344,349      $33,687     $2,110,460    $4,390,422
Contracts in payout
 (annuitization) period...        48,940           52,384           47,679           --        126,693            --
                             -----------      -----------      -----------      -------     ----------    ----------
    Total net assets......   $64,508,380      $55,141,639      $15,392,028      $33,687     $2,237,153    $4,390,422
                             ===========      ===========      ===========      =======     ==========    ==========
FUND SHARE
 INFORMATION
Number of shares..........    64,508,380        4,274,546        1,900,250        2,989        195,044       108,808
                             ===========      ===========      ===========      =======     ==========    ==========
Cost of investments.......   $64,508,380      $60,782,301      $22,692,880      $44,582     $2,606,102    $4,024,479
                             ===========      ===========      ===========      =======     ==========    ==========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................   $      9.44      $     11.23      $      8.55      $ 13.58     $     9.30    $     7.55
                             ===========      ===========      ===========      =======     ==========    ==========
    Highest...............   $     10.86      $     15.68      $     17.58      $ 14.32     $    12.01    $    12.15
                             ===========      ===========      ===========      =======     ==========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                            OPPENHEIMER   OPPENHEIMER    OPPENHEIMER     OPPENHEIMER   OPPENHEIMER   OPPENHEIMER
                             VARIABLE      VARIABLE        VARIABLE       VARIABLE      VARIABLE      VARIABLE
                           ACCOUNT FUNDS ACCOUNT FUNDS  ACCOUNT FUNDS   ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS
                            SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           ------------- ------------- ---------------- ------------- ------------- -------------
                                          OPPENHEIMER    OPPENHEIMER                                 OPPENHEIMER
                            OPPENHEIMER     GLOBAL     GLOBAL STRATEGIC  OPPENHEIMER   OPPENHEIMER   MAIN STREET
                             CORE BOND    SECURITIES        INCOME       HIGH INCOME   MAIN STREET    SMALL CAP
                           ------------- ------------- ---------------- ------------- ------------- -------------
ASSETS
Investments at fair value.  $1,468,878    $3,973,077      $3,331,292     $  385,337    $2,276,657    $1,628,386
                            ----------    ----------      ----------     ----------    ----------    ----------
    Total assets..........  $1,468,878    $3,973,077      $3,331,292     $  385,337    $2,276,657    $1,628,386
                            ==========    ==========      ==========     ==========    ==========    ==========
NET ASSETS
Accumulation units........  $1,468,878    $3,965,865      $3,331,292     $  384,398    $2,254,423    $1,625,762
Contracts in payout
 (annuitization) period...          --         7,212              --            939        22,234         2,624
                            ----------    ----------      ----------     ----------    ----------    ----------
    Total net assets......  $1,468,878    $3,973,077      $3,331,292     $  385,337    $2,276,657    $1,628,386
                            ==========    ==========      ==========     ==========    ==========    ==========
FUND SHARE
 INFORMATION
Number of shares..........     190,023       131,125         597,006        180,910       109,035        92,208
                            ==========    ==========      ==========     ==========    ==========    ==========
Cost of investments.......  $1,924,826    $3,493,898      $2,917,659     $1,049,732    $2,109,928    $1,238,262
                            ==========    ==========      ==========     ==========    ==========    ==========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $     9.84    $    12.91      $    16.58     $     3.72    $     8.72    $    20.46
                            ==========    ==========      ==========     ==========    ==========    ==========
    Highest...............  $    10.30    $    20.98      $    18.85     $     3.89    $    13.11    $    21.41
                            ==========    ==========      ==========     ==========    ==========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                            OPPENHEIMER      OPPENHEIMER      OPPENHEIMER     OPPENHEIMER     OPPENHEIMER
                                             VARIABLE         VARIABLE         VARIABLE        VARIABLE         VARIABLE
                           OPPENHEIMER     ACCOUNT FUNDS    ACCOUNT FUNDS    ACCOUNT FUNDS   ACCOUNT FUNDS   ACCOUNT FUNDS
                             VARIABLE     (SERVICE SHARES  (SERVICE SHARES  (SERVICE SHARES (SERVICE SHARES (SERVICE SHARES
                          ACCOUNT FUNDS       ("SS"))          ("SS"))          ("SS"))         ("SS"))         ("SS"))
                           SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                         ---------------- --------------- ----------------- --------------- --------------- ----------------
                           OPPENHEIMER                       OPPENHEIMER                      OPPENHEIMER     OPPENHEIMER
                         SMALL- & MID-CAP   OPPENHEIMER        CAPITAL        OPPENHEIMER       GLOBAL      GLOBAL STRATEGIC
                              GROWTH       BALANCED (SS)  APPRECIATION (SS) CORE BOND (SS)  SECURITIES (SS)   INCOME (SS)
                         ---------------- --------------- ----------------- --------------- --------------- ----------------
ASSETS
Investments at fair
 value..................     $761,717       $17,336,584      $41,804,184      $35,710,825     $23,049,955     $95,404,183
                             --------       -----------      -----------      -----------     -----------     -----------
    Total assets........     $761,717       $17,336,584      $41,804,184      $35,710,825     $23,049,955     $95,404,183
                             ========       ===========      ===========      ===========     ===========     ===========
NET ASSETS
Accumulation units......     $761,717       $17,296,690      $41,689,755      $35,687,861     $22,857,888     $94,651,860
Contracts in payout
 (annuitization) period.           --            39,894          114,429           22,964         192,067         752,323
                             --------       -----------      -----------      -----------     -----------     -----------
    Total net assets....     $761,717       $17,336,584      $41,804,184      $35,710,825     $23,049,955     $95,404,183
                             ========       ===========      ===========      ===========     ===========     ===========
FUND SHARE
 INFORMATION
Number of shares........       16,363         1,527,452        1,045,366        4,668,082         767,309      16,796,511
                             ========       ===========      ===========      ===========     ===========     ===========
Cost of investments.....     $709,840       $22,332,133      $37,642,653      $43,627,965     $21,528,007     $86,374,680
                             ========       ===========      ===========      ===========     ===========     ===========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest..............     $   4.65       $     10.81      $     11.82      $      7.07     $     18.91     $     15.06
                             ========       ===========      ===========      ===========     ===========     ===========
    Highest.............     $  11.54       $     12.14      $     13.19      $      7.73     $     21.24     $     16.92
                             ========       ===========      ===========      ===========     ===========     ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                       OPPENHEIMER      OPPENHEIMER      OPPENHEIMER     OPPENHEIMER
                         VARIABLE         VARIABLE        VARIABLE         VARIABLE
                      ACCOUNT FUNDS    ACCOUNT FUNDS    ACCOUNT FUNDS   ACCOUNT FUNDS         PIMCO             PIMCO
                     (SERVICE SHARES  (SERVICE SHARES  (SERVICE SHARES (SERVICE SHARES       VARIABLE         VARIABLE
                         ("SS"))          ("SS"))          ("SS"))         ("SS"))       INSURANCE TRUST   INSURANCE TRUST
                       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                     ---------------- ---------------- --------------- ---------------- ------------------ ---------------
                                                         OPPENHEIMER     OPPENHEIMER
                       OPPENHEIMER      OPPENHEIMER      MAIN STREET   SMALL- & MID-CAP    FOREIGN BOND
                     HIGH INCOME (SS) MAIN STREET (SS) SMALL CAP (SS)    GROWTH (SS)    (US DOLLAR-HEDGED)  MONEY MARKET
                     ---------------- ---------------- --------------- ---------------- ------------------ ---------------
ASSETS
Investments at fair
 value..............   $15,511,751      $64,078,521      $28,817,484     $10,364,995          $1,391           $21,847
                       -----------      -----------      -----------     -----------          ------           -------
    Total assets....   $15,511,751      $64,078,521      $28,817,484     $10,364,995          $1,391           $21,847
                       ===========      ===========      ===========     ===========          ======           =======
NET ASSETS
Accumulation units..   $15,458,855      $63,966,166      $28,667,220     $10,352,559          $1,391           $21,847
Contracts in payout
 (annuitization)
 period.............        52,896          112,355          150,264          12,436              --                --
                       -----------      -----------      -----------     -----------          ------           -------
    Total net
     assets.........   $15,511,751      $64,078,521      $28,817,484     $10,364,995          $1,391           $21,847
                       ===========      ===========      ===========     ===========          ======           =======
FUND SHARE
 INFORMATION
Number of shares....     7,248,482        3,094,086        1,646,713         228,003             139            21,847
                       ===========      ===========      ===========     ===========          ======           =======
Cost of investments.   $30,863,730      $60,658,007      $24,484,736     $ 9,572,094          $1,408           $21,847
                       ===========      ===========      ===========     ===========          ======           =======
ACCUMULATION
 UNIT FAIR
 VALUE
    Lowest..........   $      3.95      $     12.97      $     18.52     $     12.61          $14.00           $ 10.40
                       ===========      ===========      ===========     ===========          ======           =======
    Highest.........   $      4.43      $     14.57      $     20.80     $     14.16          $14.00           $ 10.40
                       ===========      ===========      ===========     ===========          ======           =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                PIMCO           PIMCO           PIMCO            PIMCO            PIMCO         PUTNAM
                              VARIABLE        VARIABLE         VARIABLE         VARIABLE         VARIABLE      VARIABLE
                           INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST  INSURANCE TRUST  INSURANCE TRUST     TRUST
                             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           --------------- --------------- ---------------- ---------------- ---------------- -----------
                                              PIMCO VIT       PIMCO VIT
                                              COMMODITY        EMERGING        PIMCO VIT        PIMCO VIT     VT AMERICAN
                             PIMCO TOTAL     REALRETURN      MARKETS BOND     REAL RETURN      TOTAL RETURN   GOVERNMENT
                               RETURN         STRATEGY     (ADVISOR SHARES) (ADVISOR SHARES) (ADVISOR SHARES)   INCOME
                           --------------- --------------- ---------------- ---------------- ---------------- -----------
ASSETS
Investments at fair value.     $1,264        $5,620,842       $2,483,220       $8,968,041      $31,973,223    $37,972,734
                               ------        ----------       ----------       ----------      -----------    -----------
    Total assets..........     $1,264        $5,620,842       $2,483,220       $8,968,041      $31,973,223    $37,972,734
                               ======        ==========       ==========       ==========      ===========    ===========
NET ASSETS
Accumulation units........     $1,264        $5,620,842       $2,483,220       $8,968,041      $31,973,223    $37,549,958
Contracts in payout
 (annuitization) period...         --                --               --               --               --        422,776
                               ------        ----------       ----------       ----------      -----------    -----------
    Total net assets......     $1,264        $5,620,842       $2,483,220       $8,968,041      $31,973,223    $37,972,734
                               ======        ==========       ==========       ==========      ===========    ===========
FUND SHARE
 INFORMATION
Number of shares..........        114           620,402          183,399          682,499        2,885,670      3,004,172
                               ======        ==========       ==========       ==========      ===========    ===========
Cost of investments.......     $1,200        $6,089,567       $2,415,459       $8,485,224      $30,664,042    $35,248,955
                               ======        ==========       ==========       ==========      ===========    ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................     $15.65        $    10.33       $    12.63       $    11.88      $     12.91    $      8.94
                               ======        ==========       ==========       ==========      ===========    ===========
    Highest...............     $15.65        $    10.99       $    13.44       $    12.63      $     13.73    $     18.02
                               ======        ==========       ==========       ==========      ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                               PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                           VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------- -------------- -------------- -------------- -------------- --------------
                                 VT             VT             VT         VT GEORGE          VT             VT
                              CAPITAL      DIVERSIFIED       EQUITY         PUTNAM      GLOBAL ASSET      GLOBAL
                           OPPORTUNITIES      INCOME         INCOME        BALANCED      ALLOCATION       EQUITY
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.   $5,846,651    $40,914,115    $95,741,147    $ 76,075,659   $32,763,595    $21,877,889
                             ----------    -----------    -----------    ------------   -----------    -----------
    Total assets..........   $5,846,651    $40,914,115    $95,741,147    $ 76,075,659   $32,763,595    $21,877,889
                             ==========    ===========    ===========    ============   ===========    ===========
NET ASSETS
Accumulation units........   $5,846,651    $40,737,635    $95,468,977    $ 75,823,660   $32,733,716    $21,830,690
Contracts in payout
 (annuitization) period...           --        176,480        272,170         251,999        29,879         47,199
                             ----------    -----------    -----------    ------------   -----------    -----------
    Total net assets......   $5,846,651    $40,914,115    $95,741,147    $ 76,075,659   $32,763,595    $21,877,889
                             ==========    ===========    ===========    ============   ===========    ===========
FUND SHARE
 INFORMATION
Number of shares..........      356,286      5,225,302      7,123,597      10,610,273     2,201,854      2,021,986
                             ==========    ===========    ===========    ============   ===========    ===========
Cost of investments.......   $5,000,741    $42,340,166    $71,185,583    $104,356,270   $31,433,021    $29,906,192
                             ==========    ===========    ===========    ============   ===========    ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................   $    14.71    $     12.66    $      8.44    $       9.49   $     10.69    $      5.24
                             ==========    ===========    ===========    ============   ===========    ===========
    Highest...............   $    20.33    $     18.49    $     16.33    $      11.66   $     16.01    $     11.81
                             ==========    ===========    ===========    ============   ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                               PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                           VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------- -------------- -------------- -------------- -------------- --------------
                             VT GLOBAL      VT GLOBAL    VT GROWTH AND    VT GROWTH          VT             VT
                            HEALTH CARE     UTILITIES        INCOME     OPPORTUNITIES    HIGH YIELD       INCOME
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.  $30,166,778    $18,568,217    $184,254,536   $10,973,183    $56,454,249    $127,121,386
                            -----------    -----------    ------------   -----------    -----------    ------------
    Total assets..........  $30,166,778    $18,568,217    $184,254,536   $10,973,183    $56,454,249    $127,121,386
                            ===========    ===========    ============   ===========    ===========    ============
NET ASSETS
Accumulation units........  $30,155,139    $18,561,346    $183,842,228   $10,939,612    $56,306,578    $126,494,102
Contracts in payout
 (annuitization) period...       11,639          6,871         412,308        33,571        147,671         627,284
                            -----------    -----------    ------------   -----------    -----------    ------------
    Total net assets......  $30,166,778    $18,568,217    $184,254,536   $10,973,183    $56,454,249    $127,121,386
                            ===========    ===========    ============   ===========    ===========    ============
FUND SHARE
 INFORMATION
Number of shares..........    2,464,606      1,415,260      11,352,713     1,952,524      8,099,605      10,567,031
                            ===========    ===========    ============   ===========    ===========    ============
Cost of investments.......  $28,648,419    $19,952,913    $240,004,420   $11,693,695    $55,464,230    $126,896,601
                            ===========    ===========    ============   ===========    ===========    ============
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $      9.76    $     10.15    $       9.16   $      4.36    $     12.58    $      12.02
                            ===========    ===========    ============   ===========    ===========    ============
    Highest...............  $     13.78    $     19.74    $      14.38   $     12.96    $     20.10    $      17.10
                            ===========    ===========    ============   ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                               PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                           VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------- -------------- -------------- -------------- -------------- --------------
                                 VT             VT             VT                                           VT
                           INTERNATIONAL  INTERNATIONAL  INTERNATIONAL                       VT         MULTI-CAP
                               EQUITY         GROWTH         VALUE       VT INVESTORS   MONEY MARKET      GROWTH
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.  $132,418,273   $19,448,167    $23,612,414    $64,481,041    $114,781,575   $101,745,163
                            ------------   -----------    -----------    -----------    ------------   ------------
    Total assets..........  $132,418,273   $19,448,167    $23,612,414    $64,481,041    $114,781,575   $101,745,163
                            ============   ===========    ===========    ===========    ============   ============
NET ASSETS
Accumulation units........  $132,101,896   $19,392,125    $23,575,506    $64,276,087    $114,180,570   $101,606,078
Contracts in payout
 (annuitization) period...       316,377        56,042         36,908        204,954         601,005        139,085
                            ------------   -----------    -----------    -----------    ------------   ------------
    Total net assets......  $132,418,273   $19,448,167    $23,612,414    $64,481,041    $114,781,575   $101,745,163
                            ============   ===========    ===========    ===========    ============   ============
FUND SHARE
 INFORMATION
Number of shares..........    11,240,940     1,128,084      2,525,392      6,377,947     114,781,575      4,999,762
                            ============   ===========    ===========    ===========    ============   ============
Cost of investments.......  $168,897,146   $16,464,945    $32,759,457    $71,437,123    $114,781,575   $107,645,339
                            ============   ===========    ===========    ===========    ============   ============
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $       8.28   $      6.42    $     10.37    $      5.84    $       9.36   $       4.77
                            ============   ===========    ===========    ===========    ============   ============
    Highest...............  $      17.05   $     13.60    $     15.48    $     14.24    $      11.96   $      16.71
                            ============   ===========    ===========    ===========    ============   ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                                                                       THE UNIVERSAL  THE UNIVERSAL
                               PUTNAM         PUTNAM         PUTNAM         PUTNAM     INSTITUTIONAL  INSTITUTIONAL
                           VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST  FUNDS, INC.    FUNDS, INC.
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------- -------------- -------------- -------------- -------------- -------------
                                                                                                       VAN KAMPEN
                                                                                                        UIF CORE
                            VT MULTI-CAP                  VT SMALL CAP                 VAN KAMPEN UIF  PLUS FIXED
                               VALUE       VT RESEARCH       VALUE        VT VOYAGER   CAPITAL GROWTH    INCOME
                           -------------- -------------- -------------- -------------- -------------- -------------
ASSETS
Investments at fair value.   $8,199,256    $32,906,491    $57,624,299    $156,357,883   $30,980,284    $  967,113
                             ----------    -----------    -----------    ------------   -----------    ----------
    Total assets..........   $8,199,256    $32,906,491    $57,624,299    $156,357,883   $30,980,284    $  967,113
                             ==========    ===========    ===========    ============   ===========    ==========
NET ASSETS
Accumulation units........   $8,196,452    $32,823,591    $57,585,479    $156,007,968   $30,956,268    $  967,113
Contracts in payout
 (annuitization) period...        2,804         82,900         38,820         349,915        24,016            --
                             ----------    -----------    -----------    ------------   -----------    ----------
    Total net assets......   $8,199,256    $32,906,491    $57,624,299    $156,357,883   $30,980,284    $  967,113
                             ==========    ===========    ===========    ============   ===========    ==========
FUND SHARE
 INFORMATION
Number of shares..........      636,588      2,717,299      4,181,734       4,044,436     1,496,632        96,615
                             ==========    ===========    ===========    ============   ===========    ==========
Cost of investments.......   $8,599,251    $32,578,294    $63,854,215    $146,781,253   $22,614,909    $1,021,173
                             ==========    ===========    ===========    ============   ===========    ==========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest................   $    13.39    $      7.35    $     12.67    $       7.11   $      8.48    $    11.58
                             ==========    ===========    ===========    ============   ===========    ==========
    Highest...............   $    18.18    $     14.49    $     24.65    $      17.54   $     15.81    $    14.90
                             ==========    ===========    ===========    ============   ===========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                                                                         THE UNIVERSAL  THE UNIVERSAL
                        THE UNIVERSAL     THE UNIVERSAL     THE UNIVERSAL  THE UNIVERSAL INSTITUTIONAL  INSTITUTIONAL
                        INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL  INSTITUTIONAL  FUNDS, INC.    FUNDS, INC.
                         FUNDS, INC.       FUNDS, INC.       FUNDS, INC.    FUNDS, INC.    (CLASS II)    (CLASS II)
                         SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                        -------------- -------------------- -------------- ------------- -------------- -------------
                                            VAN KAMPEN                                                   VAN KAMPEN
                          VAN KAMPEN        UIF GLOBAL                      VAN KAMPEN   VAN KAMPEN UIF UIF EMERGING
                         UIF EMERGING     TACTICAL ASSET    VAN KAMPEN UIF   UIF U.S.    CAPITAL GROWTH MARKETS DEBT
                        MARKETS EQUITY ALLOCATION PORTFOLIO MID CAP GROWTH  REAL ESTATE    (CLASS II)    (CLASS II)
                        -------------- -------------------- -------------- ------------- -------------- -------------
ASSETS
Investments at fair
 value.................  $41,174,349       $16,486,294       $23,535,600    $25,795,552   $10,101,083    $21,338,173
                         -----------       -----------       -----------    -----------   -----------    -----------
    Total assets.......  $41,174,349       $16,486,294       $23,535,600    $25,795,552   $10,101,083    $21,338,173
                         ===========       ===========       ===========    ===========   ===========    ===========
NET ASSETS
Accumulation units.....  $41,060,107       $16,426,998       $23,481,862    $25,748,119   $10,080,730    $21,252,178
Contracts in payout
 (annuitization)
 period................      114,242            59,296            53,738         47,433        20,353         85,995
                         -----------       -----------       -----------    -----------   -----------    -----------
    Total net assets...  $41,174,349       $16,486,294       $23,535,600    $25,795,552   $10,101,083    $21,338,173
                         ===========       ===========       ===========    ===========   ===========    ===========
FUND SHARE
 INFORMATION
Number of shares.......    2,677,136         1,829,777         1,941,881      1,998,106       495,394      2,634,342
                         ===========       ===========       ===========    ===========   ===========    ===========
Cost of investments....  $35,228,554       $20,005,663       $18,895,563    $28,307,285   $ 6,786,828    $21,465,453
                         ===========       ===========       ===========    ===========   ===========    ===========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............  $     18.78       $      9.31       $     18.43    $     19.46   $     13.54    $     16.49
                         ===========       ===========       ===========    ===========   ===========    ===========
    Highest............  $     32.40       $     13.51       $     22.72    $     33.83   $     17.19    $     22.52
                         ===========       ===========       ===========    ===========   ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                     THE UNIVERSAL  THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL
                                     INSTITUTIONAL  INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL
                                      FUNDS, INC.    FUNDS, INC.   FUNDS, INC.   FUNDS, INC.    FUNDS, INC.
                                       (CLASS II)    (CLASS II)    (CLASS II)     (CLASS II)    (CLASS II)
                                      SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                     -------------- ------------- ------------- -------------- -------------
                                       VAN KAMPEN    VAN KAMPEN    VAN KAMPEN   VAN KAMPEN UIF  VAN KAMPEN
                                      UIF EMERGING   UIF GLOBAL    UIF MID CAP  SMALL COMPANY    UIF U.S.
                                     MARKETS EQUITY   FRANCHISE      GROWTH         GROWTH      REAL ESTATE
                                       (CLASS II)    (CLASS II)    (CLASS II)     (CLASS II)    (CLASS II)
                                     -------------- ------------- ------------- -------------- -------------
ASSETS
Investments at fair value...........  $18,754,991    $65,405,564   $35,651,175   $15,509,630    $54,625,961
                                      -----------    -----------   -----------   -----------    -----------
    Total assets....................  $18,754,991    $65,405,564   $35,651,175   $15,509,630    $54,625,961
                                      ===========    ===========   ===========   ===========    ===========
NET ASSETS
Accumulation units..................  $18,754,425    $64,985,339   $35,623,228   $15,456,836    $54,410,247
Contracts in payout (annuitization)
 period.............................          566        420,225        27,947        52,794        215,714
                                      -----------    -----------   -----------   -----------    -----------
    Total net assets................  $18,754,991    $65,405,564   $35,651,175   $15,509,630    $54,625,961
                                      ===========    ===========   ===========   ===========    ===========
FUND SHARE INFORMATION
Number of shares....................    1,222,620      4,380,815     2,968,458       919,362      4,254,358
                                      ===========    ===========   ===========   ===========    ===========
Cost of investments.................  $17,127,349    $63,269,399   $30,825,772   $12,926,124    $61,694,087
                                      ===========    ===========   ===========   ===========    ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest..........................  $     34.13    $     14.61   $     11.88   $     19.05    $     19.67
                                      ===========    ===========   ===========   ===========    ===========
    Highest.........................  $     37.78    $     19.78   $     25.28   $     21.26    $     24.87
                                      ===========    ===========   ===========   ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                               ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ----------- ----------- ----------- ----------- -----------
                                                  AST                                             AST         AST
                                               ACADEMIC                   AST         AST      ALLIANCE    AMERICAN
                                              STRATEGIES      AST     AGGRESSIVE   ALLIANCE    BERNSTEIN    CENTURY
                                                 ASSET     ADVANCED      ASSET     BERNSTEIN   GROWTH &    INCOME &
                                              ALLOCATION  STRATEGIES  ALLOCATION  CORE VALUE    INCOME      GROWTH
                                              ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends.................................... $   64,982   $ 25,422     $   503     $   643     $  245      $   63
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............   (111,462)   (33,957)     (1,468)       (732)      (200)        (78)
    Administrative expense...................    (10,677)    (3,458)       (157)        (73)       (23)         (9)
                                              ----------   --------     -------     -------     ------      ------
    Net investment income (loss).............    (57,157)   (11,993)     (1,122)       (162)        22         (24)
                                              ----------   --------     -------     -------     ------      ------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................  1,315,339    590,732      16,874      16,346        236       8,713
    Cost of investments sold.................  1,293,825    530,624      16,600      21,890        335       7,596
                                              ----------   --------     -------     -------     ------      ------
       Realized gains (losses) on fund
        shares...............................     21,514     60,108         274      (5,544)       (99)      1,117
Realized gain distributions..................         --         --          --          --         --          --
                                              ----------   --------     -------     -------     ------      ------
    Net realized gains (losses)..............     21,514     60,108         274      (5,544)       (99)      1,117
Change in unrealized gains (losses)..........    697,364    198,289      13,798       9,650      1,797        (605)
                                              ----------   --------     -------     -------     ------      ------
    Net realized and unrealized gains
     (losses) on investments.................    718,878    258,397      14,072       4,106      1,698         512
                                              ----------   --------     -------     -------     ------      ------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS...................... $  661,721   $246,404     $12,950     $ 3,944     $1,720      $  488
                                              ==========   ========     =======     =======     ======      ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                               ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT PUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ----------- ----------- ----------- ----------- -----------
                                                                                                              AST
                                                  AST         AST         AST         AST         AST       CAPITAL
                                               BALANCED      BOND        BOND        BOND        BOND       GROWTH
                                                 ASSET     PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO     ASSET
                                              ALLOCATION     2018        2019        2020      2021 (A)   ALLOCATION
                                              ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends.................................... $   72,612   $ 10,523    $  2,966    $     --    $     --   $   62,400
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............   (117,008)   (15,949)     (7,204)     (4,982)     (1,092)     (86,407)
    Administrative expense...................    (13,382)    (1,710)       (672)       (479)       (116)      (8,638)
                                              ----------   --------    --------    --------    --------   ----------
    Net investment income (loss).............    (57,778)    (7,136)     (4,910)     (5,461)     (1,208)     (32,645)
                                              ----------   --------    --------    --------    --------   ----------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................  2,015,771    680,769     204,264     600,937     419,527    1,445,448
    Cost of investments sold.................  1,780,463    618,002     198,284     590,169     435,125    1,402,997
                                              ----------   --------    --------    --------    --------   ----------
       Realized gains (losses) on fund
        shares...............................    235,308     62,767       5,980      10,768     (15,598)      42,451
Realized gain distributions..................         --     40,666      22,153          --          --           --
                                              ----------   --------    --------    --------    --------   ----------
    Net realized gains (losses)..............    235,308    103,433      28,133      10,768     (15,598)      42,451
Change in unrealized gains (losses)..........    691,338     32,020      10,035       2,000      (5,046)     599,534
                                              ----------   --------    --------    --------    --------   ----------
    Net realized and unrealized gains
     (losses) on investments.................    926,646    135,453      38,168      12,768     (20,644)     641,985
                                              ----------   --------    --------    --------    --------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS...................... $  868,868   $128,317    $ 33,258    $  7,307    $(21,852)  $  609,340
                                              ==========   ========    ========    ========    ========   ==========

--------
(a)For the period beginning January 4, 2010 and ended December 31, 2010

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                               ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ----------- ----------- ----------- ----------- -----------
                                                  AST         AST
                                                  CLS         CLS         AST         AST         AST         AST
                                                GROWTH     MODERATE     COHEN &      DEAM      FEDERATED  FIRST TRUST
                                                 ASSET       ASSET      STEERS     LARGE-CAP  AGGRESSIVE   BALANCED
                                              ALLOCATION  ALLOCATION    REALTY       VALUE      GROWTH      TARGET
                                              ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................   $   980    $  9,305     $  660      $  248      $    6    $   42,604
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............    (3,148)    (24,091)      (532)       (189)       (143)      (39,777)
    Administrative expense...................      (443)     (2,567)       (56)        (24)        (18)       (4,091)
                                                -------    --------     ------      ------      ------    ----------
    Net investment income (loss).............    (2,611)    (17,353)        72          35        (155)       (1,264)
                                                -------    --------     ------      ------      ------    ----------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................    78,942     263,156      5,435       2,398       2,181     1,023,404
    Cost of investments sold.................    64,762     230,709      6,049       2,719       2,293       933,134
                                                -------    --------     ------      ------      ------    ----------
       Realized gains (losses) on fund
        shares...............................    14,180      32,447       (614)       (321)       (112)       90,270
Realized gain distributions..................        --          --         --          --          --            --
                                                -------    --------     ------      ------      ------    ----------
    Net realized gains (losses)..............    14,180      32,447       (614)       (321)       (112)       90,270
Change in unrealized gains (losses)..........    20,987     149,458      9,122       2,010       3,444       217,257
                                                -------    --------     ------      ------      ------    ----------
    Net realized and unrealized gains
     (losses) on investments.................    35,167     181,905      8,508       1,689       3,332       307,527
                                                -------    --------     ------      ------      ------    ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................   $32,556    $164,552     $8,580      $1,724      $3,177    $  306,263
                                                =======    ========     ======      ======      ======    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                                ADVANCED    ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                 SERIES      SERIES       SERIES      SERIES      SERIES      SERIES
                                                 TRUST        TRUST       TRUST        TRUST       TRUST       TRUST
                                              SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ------------ ----------- ------------ ----------- ----------- -----------
                                                  AST                      AST          AST         AST
                                              FIRST TRUST                GOLDMAN      GOLDMAN     GOLDMAN
                                                CAPITAL        AST        SACHS        SACHS       SACHS
                                              APPRECIATION   GLOBAL    CONCENTRATED   MID-CAP    SMALL-CAP      AST
                                                 TARGET    REAL ESTATE    GROWTH      GROWTH       VALUE    HIGH YIELD
                                              ------------ ----------- ------------ ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................  $  104,296     $ 24        $   39      $    --     $    81     $ 1,122
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............    (179,209)     (13)         (496)        (575)        (97)       (590)
    Administrative expense...................     (17,162)      (2)          (69)         (73)        (10)        (80)
                                               ----------     ----        ------      -------     -------     -------
    Net investment income (loss).............     (92,075)       9          (526)        (648)        (26)        452
                                               ----------     ----        ------      -------     -------     -------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................   5,457,063      845           642       18,305      12,038      15,541
    Cost of investments sold.................   5,392,791      542           582       20,705      13,274      14,003
                                               ----------     ----        ------      -------     -------     -------
       Realized gains (losses) on fund
        shares...............................      64,272      303            60       (2,400)     (1,236)      1,538
Realized gain distributions..................          --       --            --           --          --          --
                                               ----------     ----        ------      -------     -------     -------
    Net realized gains (losses)..............      64,272      303            60       (2,400)     (1,236)      1,538
Change in unrealized gains (losses)..........   1,746,074      (75)        4,619       10,254         720       3,447
                                               ----------     ----        ------      -------     -------     -------
    Net realized and unrealized gains
     (losses) on investments.................   1,810,346      228         4,679        7,854        (516)      4,985
                                               ----------     ----        ------      -------     -------     -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................  $1,718,271     $237        $4,153      $ 7,206     $  (542)    $ 5,437
                                               ==========     ====        ======      =======     =======     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                               ADVANCED    ADVANCED     ADVANCED      ADVANCED     ADVANCED      ADVANCED
                                                SERIES      SERIES       SERIES        SERIES       SERIES        SERIES
                                                 TRUST       TRUST        TRUST         TRUST        TRUST         TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                              ----------- ----------- ------------- ------------- -----------  -------------
                                                  AST         AST
                                                HORIZON     HORIZON                                   AST           AST
                                                GROWTH     MODERATE        AST           AST      INVESTMENT     JPMORGAN
                                                 ASSET       ASSET    INTERNATIONAL INTERNATIONAL    GRADE     INTERNATIONAL
                                              ALLOCATION  ALLOCATION     GROWTH         VALUE        BOND         EQUITY
                                              ----------- ----------- ------------- ------------- -----------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends....................................  $    531    $  2,180      $   193       $   616    $   200,297     $   661
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............    (2,070)     (6,313)        (653)         (846)       (64,016)       (715)
    Administrative expense...................      (225)       (749)         (90)         (112)        (7,227)        (75)
                                               --------    --------      -------       -------    -----------     -------
    Net investment income (loss).............    (1,764)     (4,882)        (550)         (342)       129,054        (129)
                                               --------    --------      -------       -------    -----------     -------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................   104,470     120,529       27,431        13,794     12,465,130      19,357
    Cost of investments sold.................    95,673     106,140       33,467        19,120     12,028,238      22,531
                                               --------    --------      -------       -------    -----------     -------
       Realized gains (losses) on fund
        shares...............................     8,797      14,389       (6,036)       (5,326)       436,892      (3,174)
Realized gain distributions..................        --          --           --            --        526,150          --
                                               --------    --------      -------       -------    -----------     -------
    Net realized gains (losses)..............     8,797      14,389       (6,036)       (5,326)       963,042      (3,174)
Change in unrealized gains (losses)..........     2,618      36,324       11,101        11,677       (524,306)      5,581
                                               --------    --------      -------       -------    -----------     -------
    Net realized and unrealized gains
     (losses) on investments.................    11,415      50,713        5,065         6,351        438,736       2,407
                                               --------    --------      -------       -------    -----------     -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................  $  9,651    $ 45,831      $ 4,515       $ 6,009    $   567,790     $ 2,278
                                               ========    ========      =======       =======    ===========     =======


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                               ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ----------- ----------- ----------- ----------- -----------
                                                              AST         AST
                                                  AST     LORD ABBETT   MARSICO       AST         AST         AST
                                               LARGE-CAP     BOND-      CAPITAL   MFS GLOBAL      MFS       MID-CAP
                                                 VALUE     DEBENTURE    GROWTH      EQUITY      GROWTH       VALUE
                                              ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................   $    80     $ 3,390     $   486     $   185     $   19      $  239
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............       (70)       (579)       (978)       (407)      (149)       (483)
    Administrative expense...................        (8)        (83)       (108)        (57)       (22)        (54)
                                                -------     -------     -------     -------     ------      ------
    Net investment income (loss).............         2       2,728        (600)       (279)      (152)       (298)
                                                -------     -------     -------     -------     ------      ------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................     6,988      14,843      15,496       5,826      1,561       6,157
    Cost of investments sold.................    12,207      15,142      19,454       7,568      1,579       6,333
                                                -------     -------     -------     -------     ------      ------
       Realized gains (losses) on fund
        shares...............................    (5,219)       (299)     (3,958)     (1,742)       (18)       (176)
Realized gain distributions..................        --          --          --          --         --          --
                                                -------     -------     -------     -------     ------      ------
    Net realized gains (losses)..............    (5,219)       (299)     (3,958)     (1,742)       (18)       (176)
Change in unrealized gains (losses)..........     5,208       3,590      15,680       5,847      1,820       7,059
                                                -------     -------     -------     -------     ------      ------
    Net realized and unrealized gains
     (losses) on investments.................       (11)      3,291      11,722       4,105      1,802       6,883
                                                -------     -------     -------     -------     ------      ------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................   $    (9)    $ 6,019     $11,122     $ 3,826     $1,650      $6,585
                                                =======     =======     =======     =======     ======      ======


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                               ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ----------- ----------- ----------- ----------- -----------
                                                              AST                                 AST
                                                           NEUBERGER      AST         AST       NIEMANN       AST
                                                           BERMAN /    NEUBERGER   NEUBERGER    CAPITAL   PARAMETRIC
                                                  AST         LSV       BERMAN      BERMAN      GROWTH     EMERGING
                                                 MONEY      MID-CAP     MID-CAP    SMALL-CAP     ASSET      MARKETS
                                                MARKET       VALUE      GROWTH      GROWTH    ALLOCATION    EQUITY
                                              ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................  $    230     $  413      $   --      $   --      $   790     $   153
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............   (10,212)      (406)       (311)        (82)      (2,900)       (397)
    Administrative expense...................    (1,302)       (52)        (43)        (11)        (322)        (45)
                                               --------     ------      ------      ------      -------     -------
    Net investment income (loss).............   (11,284)       (45)       (354)        (93)      (2,432)       (289)
                                               --------     ------      ------      ------      -------     -------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................   630,131      4,670       7,698       1,009       67,777      22,795
    Cost of investments sold.................   630,131      5,024       8,533       1,031       59,909      19,278
                                               --------     ------      ------      ------      -------     -------
       Realized gains (losses) on fund
        shares...............................        --       (354)       (835)        (22)       7,868       3,517
Realized gain distributions..................        --         --          --          --           --          --
                                               --------     ------      ------      ------      -------     -------
    Net realized gains (losses)..............        --       (354)       (835)        (22)       7,868       3,517
Change in unrealized gains (losses)..........        --      7,373       8,091       1,348       16,087       2,174
                                               --------     ------      ------      ------      -------     -------
    Net realized and unrealized gains
     (losses) on investments.................        --      7,019       7,256       1,326       23,955       5,691
                                               --------     ------      ------      ------      -------     -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................  $(11,284)    $6,974      $6,902      $1,233      $21,523     $ 5,402
                                               ========     ======      ======      ======      =======     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                               ADVANCED     ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES       SERIES       SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST        TRUST        TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ------------ ------------ ----------- ----------- -----------
                                                  AST                                               AST
                                                 PIMCO        AST          AST          AST      SCHRODERS
                                                LIMITED      PIMCO     PRESERVATION   QMA US    MULTI-ASSET     AST
                                               MATURITY   TOTAL RETURN    ASSET       EQUITY       WORLD     SMALL-CAP
                                                 BOND         BOND      ALLOCATION     ALPHA    STRATEGIES    GROWTH
                                              ----------- ------------ ------------ ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................   $ 3,210     $ 6,486     $  117,817    $  176     $  5,327      $  6
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............    (1,529)     (6,439)      (120,633)     (299)     (11,016)      (27)
    Administrative expense...................      (201)       (606)       (12,932)      (41)      (1,144)       (4)
                                                -------     -------     ----------    ------     --------      ----
    Net investment income (loss).............     1,480        (559)       (15,748)     (164)      (6,833)      (25)
                                                -------     -------     ----------    ------     --------      ----
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................    54,737      86,276      2,558,688     6,063      175,809       844
    Cost of investments sold.................    57,717      83,040      2,220,791     6,217      151,100       678
                                                -------     -------     ----------    ------     --------      ----
       Realized gains (losses) on fund
        shares...............................    (2,980)      3,236        337,897      (154)      24,709       166
Realized gain distributions..................       190       6,265             --        --           --        --
                                                -------     -------     ----------    ------     --------      ----
    Net realized gains (losses)..............    (2,790)      9,501        337,897      (154)      24,709       166
Change in unrealized gains (losses)..........     5,059      13,194        418,793     3,678       54,863       582
                                                -------     -------     ----------    ------     --------      ----
    Net realized and unrealized gains
     (losses) on investments.................     2,269      22,695        756,690     3,524       79,572       748
                                                -------     -------     ----------    ------     --------      ----
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................   $ 3,749     $22,136     $  740,942    $3,360     $ 72,739      $723
                                                =======     =======     ==========    ======     ========      ====

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                           ADVANCED     ADVANCED      ADVANCED      ADVANCED      ADVANCED     ADVANCED
                                            SERIES       SERIES        SERIES        SERIES        SERIES       SERIES
                                             TRUST        TRUST         TRUST         TRUST         TRUST        TRUST
                                          SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                          ----------- ------------- ------------- ------------- ------------- -----------
                                                           AST                         AST           AST
                                              AST     T. ROWE PRICE      AST      T. ROWE PRICE T. ROWE PRICE     AST
                                           SMALL-CAP      ASSET     T. ROWE PRICE   LARGE-CAP      NATURAL    UBS DYNAMIC
                                             VALUE     ALLOCATION    GLOBAL BOND     GROWTH       RESOURCES      ALPHA
                                          ----------- ------------- ------------- ------------- ------------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................   $  130     $   53,873      $ 2,890       $    --       $   526     $ 14,918
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........     (353)       (78,969)      (1,271)         (433)       (1,520)     (51,157)
    Administrative expense...............      (44)        (8,009)        (156)          (53)         (177)      (5,257)
                                            ------     ----------      -------       -------       -------     --------
    Net investment income (loss).........     (267)       (33,105)       1,463          (486)       (1,171)     (41,496)
                                            ------     ----------      -------       -------       -------     --------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    2,316      1,376,510       27,369        10,480        42,645      941,878
    Cost of investments sold.............    2,042      1,299,168       28,503        10,350        50,356      892,386
                                            ------     ----------      -------       -------       -------     --------
       Realized gains (losses) on
        fund shares......................      274         77,342       (1,134)          130        (7,711)      49,492
Realized gain distributions..............       --             --          544            --            --           --
                                            ------     ----------      -------       -------       -------     --------
    Net realized gains (losses)..........      274         77,342         (590)          130        (7,711)      49,492
Change in unrealized gains (losses)......    6,617        436,118        2,971         4,144        28,652      166,275
                                            ------     ----------      -------       -------       -------     --------
    Net realized and unrealized gains
     (losses) on investments.............    6,891        513,460        2,381         4,274        20,941      215,767
                                            ------     ----------      -------       -------       -------     --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS..................   $6,624     $  480,355      $ 3,844       $ 3,788       $19,770     $174,271
                                            ======     ==========      =======       =======       =======     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                           ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED        ADVANCED
                                            SERIES      SERIES      SERIES      SERIES      SERIES          SERIES
                                            TRUST        TRUST       TRUST       TRUST       TRUST           TRUST
                                         SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT     SUB-ACCOUNT
                                         ------------ ----------- ----------- ----------- ----------- -------------------
                                           FRANKLIN
                                          TEMPLETON                             PROFUND     PROFUND
                                         VIP FOUNDING   PROFUND     PROFUND       VP          VP            PROFUND
                                            FUNDS         VP          VP       LARGE-CAP    MID-CAP           VP
                                          ALLOCATION  FINANCIALS  HEALTH CARE    VALUE       VALUE    TELE-COMMUNICATIONS
                                         ------------ ----------- ----------- ----------- ----------- -------------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $   66,084      $--        $ --      $  2,520      $ 12             $15
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........     (38,269)      (5)         (5)       (2,175)      (52)             (5)
    Administrative expense..............      (4,544)      --          --          (169)       (6)             --
                                          ----------      ---        ----      --------      ----             ---
    Net investment income (loss)........      23,271       (5)         (5)          176       (46)             10
                                          ----------      ---        ----      --------      ----             ---
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................   1,143,262        6           5       260,929        67               6
    Cost of investments sold............   1,009,284        6           7       254,768        41               6
                                          ----------      ---        ----      --------      ----             ---
       Realized gains (losses) on
        fund shares.....................     133,978       --          (2)        6,161        26              --
Realized gain distributions.............         249       --          --            --        --              --
                                          ----------      ---        ----      --------      ----             ---
    Net realized gains (losses).........     134,227       --          (2)        6,161        26              --
Change in unrealized gains
 (losses)...............................      59,702        3          (5)       (2,680)      701              87
                                          ----------      ---        ----      --------      ----             ---
    Net realized and unrealized
     gains (losses) on
     investments........................     193,929        3          (7)        3,481       727              87
                                          ----------      ---        ----      --------      ----             ---
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $  217,200      $(2)       $(12)     $  3,657      $681             $97
                                          ==========      ===        ====      ========      ====             ===

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                                       ALLIANCE     ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                                                       BERNSTEIN    BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN
                                           ADVANCED    VARIABLE     VARIABLE      VARIABLE      VARIABLE      VARIABLE
                                            SERIES      PRODUCT      PRODUCT       PRODUCT       PRODUCT       PRODUCT
                                             TRUST    SERIES FUND  SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND
                                          SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                          ----------- ----------- ------------- ------------- ------------- -------------
                                                                    ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                                            PROFUND    ALLIANCE   BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS
                                              VP       BERNSTEIN    GROWTH &    INTERNATIONAL   LARGE CAP     SMALL/MID
                                           UTILITIES  VPS GROWTH     INCOME         VALUE        GROWTH       CAP VALUE
                                          ----------- ----------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................   $1,110    $   14,134   $        --   $   544,887   $   57,067    $   68,188
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........     (584)     (400,439)   (1,109,532)     (309,606)    (319,680)     (370,502)
    Administrative expense...............      (65)      (40,342)      (88,355)      (40,148)     (25,840)      (47,866)
                                            ------    ----------   -----------   -----------   ----------    ----------
    Net investment income (loss).........      461      (426,647)   (1,197,887)      195,133     (288,453)     (350,180)
                                            ------    ----------   -----------   -----------   ----------    ----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    4,457     5,240,530    12,366,166     4,999,437    4,129,242     5,701,117
    Cost of investments sold.............    4,187     5,234,684    16,832,039     6,560,500    4,113,562     5,843,712
                                            ------    ----------   -----------   -----------   ----------    ----------
       Realized gains (losses) on
        fund shares......................      270         5,846    (4,465,873)   (1,561,063)      15,680      (142,595)
Realized gain distributions..............       --            --            --            --           --            --
                                            ------    ----------   -----------   -----------   ----------    ----------
    Net realized gains (losses)..........      270         5,846    (4,465,873)   (1,561,063)      15,680      (142,595)
Change in unrealized gains (losses)......    1,830     3,591,488    13,071,892     1,965,294    1,730,774     6,055,299
                                            ------    ----------   -----------   -----------   ----------    ----------
    Net realized and unrealized gains
     (losses) on investments.............    2,100     3,597,334     8,606,019       404,231    1,746,454     5,912,704
                                            ------    ----------   -----------   -----------   ----------    ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................   $2,561    $3,170,687   $ 7,408,132   $   599,364   $1,458,001    $5,562,524
                                            ======    ==========   ===========   ===========   ==========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                            ALLIANCE                                         DREYFUS
                                            BERNSTEIN       AMERICAN         AMERICAN       SOCIALLY                   DREYFUS
                                            VARIABLE        CENTURY           CENTURY      RESPONSIBLE                VARIABLE
                                             PRODUCT        VARIABLE         VARIABLE        GROWTH    DREYFUS STOCK INVESTMENT
                                           SERIES FUND  PORTFOLIOS, INC. PORTFOLIOS, INC.  FUND, INC.   INDEX FUND      FUND
                                           SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                          ------------- ---------------- ----------------- ----------- ------------- -----------
                                                                                             DREYFUS
                                            ALLIANCE        AMERICAN         AMERICAN       SOCIALLY
                                          BERNSTEIN VPS     CENTURY         CENTURY VP     RESPONSIBLE DREYFUS STOCK VIF GROWTH
                                              VALUE       VP BALANCED    INTERNATIONAL (B) GROWTH FUND  INDEX FUND    & INCOME
                                          ------------- ---------------- ----------------- ----------- ------------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................   $  38,774       $   198            $100          $   140     $  8,975      $ 1,404
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........     (32,573)         (151)            (55)            (221)      (6,752)      (1,557)
    Administrative expense...............      (4,093)          (11)             (4)             (16)        (508)        (117)
                                            ---------       -------            ----          -------     --------      -------
    Net investment income (loss).........       2,108            36              41              (97)       1,715         (270)
                                            ---------       -------            ----          -------     --------      -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..................     462,815        10,301              62            8,406      127,749       16,693
    Cost of investments sold.............     610,277        12,194              60           10,926      125,649       19,993
                                            ---------       -------            ----          -------     --------      -------
       Realized gains (losses) on
        fund shares......................    (147,462)       (1,893)              2           (2,520)       2,100       (3,300)
Realized gain distributions..............          --            --              --               --           --           --
                                            ---------       -------            ----          -------     --------      -------
    Net realized gains (losses)..........    (147,462)       (1,893)              2           (2,520)       2,100       (3,300)
Change in unrealized gains (losses)......     335,781         2,816             636            4,619       58,302       22,524
                                            ---------       -------            ----          -------     --------      -------
    Net realized and unrealized gains
     (losses) on investments.............     188,319           923             638            2,099       60,402       19,224
                                            ---------       -------            ----          -------     --------      -------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................   $ 190,427       $   959            $679          $ 2,002     $ 62,117      $18,954
                                            =========       =======            ====          =======     ========      =======

--------
(b)For the period beginning January 27, 2010 and ended December 31, 2010

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                                DREYFUS
                                                VARIABLE       DWS         DWS          DWS          DWS           DWS
                                               INVESTMENT   VARIABLE    VARIABLE     VARIABLE      VARIABLE     VARIABLE
                                                  FUND      SERIES I    SERIES I     SERIES I      SERIES I     SERIES I
                                              SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                              ------------ ----------- ----------- ------------- ------------ -------------
                                                                           DWS          DWS
                                                                         CAPITAL      GLOBAL         DWS           DWS
                                                  VIF          DWS       GROWTH    OPPORTUNITIES  GROWTH AND  INTERNATIONAL
                                              MONEY MARKET BOND VIP A     VIP A        VIP A     INCOME VIP A     VIP A
                                              ------------ ----------- ----------- ------------- ------------ -------------
NET INVESTMENT INCOME (LOSS)
Dividends....................................   $    101    $ 23,199    $ 11,009     $  4,669      $  7,418     $ 10,494
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............    (11,866)     (2,305)     (4,933)      (4,935)       (1,848)      (1,939)
    Administrative expense...................       (877)     (1,722)     (3,498)      (3,389)       (1,309)      (1,340)
                                                --------    --------    --------     --------      --------     --------
    Net investment income (loss).............    (12,642)     19,172       2,578       (3,655)        4,261        7,215
                                                --------    --------    --------     --------      --------     --------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................    622,073     252,938     389,410      395,076       170,200      133,729
    Cost of investments sold.................    622,073     281,506     363,670      395,429       217,042      191,856
                                                --------    --------    --------     --------      --------     --------
       Realized gains (losses) on fund
        shares...............................         --     (28,568)     25,740         (353)      (46,842)     (58,127)
Realized gain distributions..................         --          --          --           --            --           --
                                                --------    --------    --------     --------      --------     --------
    Net realized gains (losses)..............         --     (28,568)     25,740         (353)      (46,842)     (58,127)
Change in unrealized gains (losses)..........         --      41,679     135,218      258,843        92,058       41,605
                                                --------    --------    --------     --------      --------     --------
    Net realized and unrealized gains
     (losses) on investments.................         --      13,111     160,958      258,490        45,216      (16,522)
                                                --------    --------    --------     --------      --------     --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................   $(12,642)   $ 32,283    $163,536     $254,835      $ 49,477     $ (9,307)
                                                ========    ========    ========     ========      ========     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                                                                               FIDELITY      FIDELITY
                                              DWS                      DWS       FEDERATED     VARIABLE      VARIABLE
                                           VARIABLE   DWS VARIABLE  VARIABLE     INSURANCE     INSURANCE     INSURANCE
                                           SERIES II   SERIES II    SERIES II     SERIES     PRODUCTS FUND PRODUCTS FUND
                                          SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                          ----------- ------------ ----------- ------------- ------------- -------------
                                                                       DWS
                                              DWS         DWS       SMALL CAP    FEDERATED
                                           BALANCED   MONEY MARKET   GROWTH        PRIME          VIP           VIP
                                           VIP A II     VIP A II    VIP A II   MONEY FUND II  CONTRAFUND   EQUITY-INCOME
                                          ----------- ------------ ----------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $ 45,584     $     53    $     --    $      128    $   76,117     $ 18,916
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........    (6,166)      (2,009)     (1,382)     (180,838)      (82,662)     (14,400)
    Administrative expense...............    (4,447)      (1,430)       (988)      (13,754)       (6,650)      (1,132)
                                           --------     --------    --------    ----------    ----------     --------
    Net investment income (loss).........    34,971       (3,386)     (2,370)     (194,464)      (13,195)       3,384
                                           --------     --------    --------    ----------    ----------     --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................   353,827      286,379     124,270     5,197,209     1,969,987      319,218
    Cost of investments sold.............   354,014      286,379     139,272     5,197,209     2,236,759      393,845
                                           --------     --------    --------    ----------    ----------     --------
       Realized gains (losses) on
        fund shares......................      (187)          --     (15,002)           --      (266,772)     (74,627)
Realized gain distributions..............        --           --          --            --         2,755           --
                                           --------     --------    --------    ----------    ----------     --------
    Net realized gains (losses)..........      (187)          --     (15,002)           --      (264,017)     (74,627)
Change in unrealized gains (losses)......   116,215           --      96,083            --     1,197,876      206,521
                                           --------     --------    --------    ----------    ----------     --------
    Net realized and unrealized gains
     (losses) on investments.............   116,028           --      81,081            --       933,859      131,894
                                           --------     --------    --------    ----------    ----------     --------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $150,999     $ (3,386)   $ 78,711    $ (194,464)   $  920,664     $135,278
                                           ========     ========    ========    ==========    ==========     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                        FIDELITY      FIDELITY      FIDELITY      FIDELITY      FIDELITY    FIDELITY VARIABLE
                                        VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE        INSURANCE
                                        INSURANCE     INSURANCE     INSURANCE     INSURANCE     INSURANCE     PRODUCTS FUND
                                      PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND (SERVICE CLASS 2)
                                       SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                                      ------------- ------------- ------------- ------------- ------------- -----------------
                                                                                     VIP                        VIP ASSET
                                                         VIP                     INVESTMENT        VIP       MANAGER GROWTH
                                       VIP GROWTH    HIGH INCOME  VIP INDEX 500  GRADE BOND     OVERSEAS    (SERVICE CLASS 2)
                                      ------------- ------------- ------------- ------------- ------------- -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $    8,710     $ 94,290     $   93,362     $ 74,063      $ 19,243         $   709
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................     (41,966)     (15,580)       (62,262)     (26,731)      (17,340)         (1,199)
    Administrative expense...........      (3,357)      (1,272)        (5,009)      (2,240)       (1,409)            (89)
                                       ----------     --------     ----------     --------      --------         -------
    Net investment income
     (loss)..........................     (36,613)      77,438         26,091       45,092           494            (579)
                                       ----------     --------     ----------     --------      --------         -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     878,157      306,938      1,004,401      658,954       373,442           5,919
    Cost of investments sold.........   1,070,672      334,318      1,030,490      633,904       460,008           5,051
                                       ----------     --------     ----------     --------      --------         -------
       Realized gains (losses)
        on fund shares...............    (192,515)     (27,380)       (26,089)      25,050       (86,566)            868
Realized gain distributions..........      10,950           --         98,622       22,476         2,624             296
                                       ----------     --------     ----------     --------      --------         -------
    Net realized gains
     (losses)........................    (181,565)     (27,380)        72,533       47,526       (83,942)          1,164
Change in unrealized gains
 (losses)............................     867,975       96,864        524,321       50,752       209,554          11,259
                                       ----------     --------     ----------     --------      --------         -------
    Net realized and unrealized
     gains (losses) on
     investments.....................     686,410       69,484        596,854       98,278       125,612          12,423
                                       ----------     --------     ----------     --------      --------         -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $  649,797     $146,922     $  622,945     $143,370      $126,106         $11,844
                                       ==========     ========     ==========     ========      ========         =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                          FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                                          VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                                          INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                                        PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                                      (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                                         SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                      ----------------- ----------------- ----------------- ----------------- -----------------

                                                               VIP           VIP FREEDOM       VIP FREEDOM       VIP FREEDOM
                                       VIP CONTRAFUND     EQUITY-INCOME    2010 PORTFOLIO    2020 PORTFOLIO    2030 PORTFOLIO
                                      (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                                      ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................    $   728,229        $ 13,706         $  173,399        $  132,921         $ 59,246
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................     (1,060,870)        (13,993)          (135,345)         (101,217)         (45,126)
    Administrative expense...........       (143,162)           (953)           (18,125)          (13,775)          (6,130)
                                         -----------        --------         ----------        ----------         --------
    Net investment income
     (loss)..........................       (475,803)         (1,240)            19,929            17,929            7,990
                                         -----------        --------         ----------        ----------         --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     14,761,117         241,495          3,368,441         2,089,835          358,354
    Cost of investments sold.........     19,043,898         307,849          3,466,031         2,164,113          370,545
                                         -----------        --------         ----------        ----------         --------
       Realized gains (losses)
        on fund shares...............     (4,282,781)        (66,354)           (97,590)          (74,278)         (12,191)
Realized gain distributions..........         33,011              --            172,816            55,555           24,283
                                         -----------        --------         ----------        ----------         --------
    Net realized gains
     (losses)........................     (4,249,770)        (66,354)            75,226           (18,723)          12,092
Change in unrealized gains
 (losses)............................     15,293,860         174,359            843,474           834,692          417,593
                                         -----------        --------         ----------        ----------         --------
    Net realized and unrealized
     gains (losses) on
     investments.....................     11,044,090         108,005            918,700           815,969          429,685
                                         -----------        --------         ----------        ----------         --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $10,568,287        $106,765         $  938,629        $  833,898         $437,675
                                         ===========        ========         ==========        ==========         ========

                                          FIDELITY
                                          VARIABLE
                                          INSURANCE
                                        PRODUCTS FUND
                                      (SERVICE CLASS 2)
                                         SUB-ACCOUNT
                                      -----------------
                                         VIP FREEDOM
                                           INCOME
                                          PORTFOLIO
                                      (SERVICE CLASS 2)
                                      -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................    $   52,409
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................       (50,254)
    Administrative expense...........        (6,791)
                                         ----------
    Net investment income
     (loss)..........................        (4,636)
                                         ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     1,422,714
    Cost of investments sold.........     1,382,183
                                         ----------
       Realized gains (losses)
        on fund shares...............        40,531
Realized gain distributions..........        83,974
                                         ----------
    Net realized gains
     (losses)........................       124,505
Change in unrealized gains
 (losses)............................        71,310
                                         ----------
    Net realized and unrealized
     gains (losses) on
     investments.....................       195,815
                                         ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $  191,179
                                         ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                     FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                                     VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                                     INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                                   PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                                 (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                                    SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                 ----------------- ----------------- ----------------- ----------------- -----------------
                                    VIP GROWTH                              VIP            VIP HIGH
                                     & INCOME         VIP GROWTH       GROWTH STOCK         INCOME         VIP INDEX 500
                                 (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                                 ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.......................    $   44,720          $    64          $     --         $  562,420        $  117,656
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk.......................      (146,615)          (3,357)          (19,295)          (112,186)          (96,502)
    Administrative expense......       (18,890)            (228)           (2,583)           (14,334)          (12,656)
                                    ----------          -------          --------         ----------        ----------
    Net investment income
     (loss).....................      (120,785)          (3,521)          (21,878)           435,900             8,498
                                    ----------          -------          --------         ----------        ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.........     2,495,424           69,320           721,117          1,803,511         2,242,938
    Cost of investments
     sold.......................     2,933,752           70,545           736,553          1,856,991         2,425,718
                                    ----------          -------          --------         ----------        ----------
       Realized gains
        (losses) on fund
        shares..................      (438,328)          (1,225)          (15,436)           (53,480)         (182,780)
Realized gain distributions.....            --              749                --                 --           137,993
                                    ----------          -------          --------         ----------        ----------
    Net realized gains
     (losses)...................      (438,328)            (476)          (15,436)           (53,480)          (44,787)
Change in unrealized gains
 (losses).......................     1,758,468           47,873           264,330            484,462           856,019
                                    ----------          -------          --------         ----------        ----------
    Net realized and
     unrealized gains
     (losses) on
     investments................     1,320,140           47,397           248,894            430,982           811,232
                                    ----------          -------          --------         ----------        ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS.....................    $1,199,355          $43,876          $227,016         $  866,882        $  819,730
                                    ==========          =======          ========         ==========        ==========

                                     FIDELITY
                                     VARIABLE
                                     INSURANCE
                                   PRODUCTS FUND
                                 (SERVICE CLASS 2)
                                    SUB-ACCOUNT
                                 -----------------
                                  VIP INVESTMENT
                                    GRADE BOND
                                 (SERVICE CLASS 2)
                                 -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.......................       $ 46
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk.......................        (20)
    Administrative expense......         (1)
                                       ----
    Net investment income
     (loss).....................         25
                                       ----
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.........         24
    Cost of investments
     sold.......................         24
                                       ----
       Realized gains
        (losses) on fund
        shares..................         --
Realized gain distributions.....         15
                                       ----
    Net realized gains
     (losses)...................         15
Change in unrealized gains
 (losses).......................         35
                                       ----
    Net realized and
     unrealized gains
     (losses) on
     investments................         50
                                       ----
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS.....................       $ 75
                                       ====

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                          FIDELITY          FIDELITY          FIDELITY         FRANKLIN       FRANKLIN
                                          VARIABLE          VARIABLE          VARIABLE        TEMPLETON      TEMPLETON
                                          INSURANCE         INSURANCE         INSURANCE        VARIABLE       VARIABLE
                                        PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     INSURANCE      INSURANCE
                                      (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) PRODUCTS TRUST PRODUCTS TRUST
                                         SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                                      ----------------- ----------------- ----------------- -------------- --------------
                                                                                               FRANKLIN       FRANKLIN
                                                            VIP MONEY                          FLEX CAP      GROWTH AND
                                         VIP MIDCAP          MARKET         VIP OVERSEAS        GROWTH         INCOME
                                      (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)   SECURITIES     SECURITIES
                                      ----------------- ----------------- ----------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................    $   25,380        $     2,039        $    594         $     --     $ 1,585,423
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................      (297,716)          (297,894)           (915)         (61,756)       (607,275)
    Administrative expense...........       (40,629)           (36,881)            (63)          (7,912)        (83,213)
                                         ----------        -----------        --------         --------     -----------
    Net investment income
     (loss)..........................      (312,965)          (332,736)           (384)         (69,668)        894,935
                                         ----------        -----------        --------         --------     -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     4,565,610         14,214,392          57,865          961,990       9,466,848
    Cost of investments sold.........     4,957,612         14,214,392          75,601          878,058      12,166,809
                                         ----------        -----------        --------         --------     -----------
       Realized gains (losses)
        on fund shares...............      (392,002)                --         (17,736)          83,932      (2,699,961)
Realized gain distributions..........        69,382             11,596              98               --              --
                                         ----------        -----------        --------         --------     -----------
    Net realized gains
     (losses)........................      (322,620)            11,596         (17,638)          83,932      (2,699,961)
Change in unrealized gains
 (losses)............................     5,701,885                 --          24,429          555,157       7,757,028
                                         ----------        -----------        --------         --------     -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................     5,379,265             11,596           6,791          639,089       5,057,067
                                         ----------        -----------        --------         --------     -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $5,066,300        $  (321,140)       $  6,407         $569,421     $ 5,952,002
                                         ==========        ===========        ========         ========     ===========

                                          FRANKLIN
                                          TEMPLETON
                                          VARIABLE
                                          INSURANCE
                                       PRODUCTS TRUST
                                         SUB-ACCOUNT
                                      -----------------


                                        FRANKLIN HIGH
                                      INCOME SECURITIES
                                      -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................    $  769,147
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................      (177,836)
    Administrative expense...........       (18,179)
                                         ----------
    Net investment income
     (loss)..........................       573,132
                                         ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     3,032,428
    Cost of investments sold.........     2,949,793
                                         ----------
       Realized gains (losses)
        on fund shares...............        82,635
Realized gain distributions..........            --
                                         ----------
    Net realized gains
     (losses)........................        82,635
Change in unrealized gains
 (losses)............................       647,534
                                         ----------
    Net realized and unrealized
     gains (losses) on
     investments.....................       730,169
                                         ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $1,303,301
                                         ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                            FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                                           TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                                            VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                                           INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE
                                         PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                                          SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                         -------------- -------------- -------------- -------------- --------------
                                                                                         FRANKLIN
                                                           FRANKLIN       FRANKLIN        SMALL
                                            FRANKLIN      LARGE CAP      SMALL CAP       MID-CAP     FRANKLIN U.S.
                                             INCOME         GROWTH         VALUE          GROWTH       GOVERNMENT
                                           SECURITIES     SECURITIES     SECURITIES     SECURITIES     SECURITIES
                                         -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $13,286,704    $   391,372    $   299,108      $     --     $ 1,286,437
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........   (2,808,391)      (658,438)      (561,335)      (32,181)       (567,371)
    Administrative expense..............     (348,474)       (91,809)       (73,584)       (4,032)        (75,734)
                                          -----------    -----------    -----------      --------     -----------
    Net investment income (loss)........   10,129,839       (358,875)      (335,811)      (36,213)        643,332
                                          -----------    -----------    -----------      --------     -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................   44,862,457     11,077,559      9,027,659       482,708      12,578,305
    Cost of investments sold............   49,086,339     12,254,065      9,386,484       410,872      12,182,745
                                          -----------    -----------    -----------      --------     -----------
       Realized gains (losses) on
        fund shares.....................   (4,223,882)    (1,176,506)      (358,825)       71,836         395,560
Realized gain distributions.............           --             --             --            --              --
                                          -----------    -----------    -----------      --------     -----------
    Net realized gains (losses).........   (4,223,882)    (1,176,506)      (358,825)       71,836         395,560
Change in unrealized gains
 (losses)...............................   14,377,060      6,094,451     10,269,559       480,954         401,349
                                          -----------    -----------    -----------      --------     -----------
    Net realized and unrealized
     gains (losses) on
     investments........................   10,153,178      4,917,945      9,910,734       552,790         796,909
                                          -----------    -----------    -----------      --------     -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $20,283,017    $ 4,559,070    $ 9,574,923      $516,577     $ 1,440,241
                                          ===========    ===========    ===========      ========     ===========

                                            FRANKLIN
                                           TEMPLETON
                                            VARIABLE
                                           INSURANCE
                                         PRODUCTS TRUST
                                          SUB-ACCOUNT
                                         --------------


                                         MUTUAL GLOBAL
                                           DISCOVERY
                                           SECURITIES
                                         --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $  312,834
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........     (342,097)
    Administrative expense..............      (47,146)
                                           ----------
    Net investment income (loss)........      (76,409)
                                           ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    5,628,587
    Cost of investments sold............    5,911,046
                                           ----------
       Realized gains (losses) on
        fund shares.....................     (282,459)
Realized gain distributions.............           --
                                           ----------
    Net realized gains (losses).........     (282,459)
Change in unrealized gains
 (losses)...............................    2,733,316
                                           ----------
    Net realized and unrealized
     gains (losses) on
     investments........................    2,450,857
                                           ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $2,374,448
                                           ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                             FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                                            TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                                             VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                                            INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE
                                          PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                          -------------- -------------- -------------- -------------- --------------
                                                           TEMPLETON                     TEMPLETON
                                                           DEVELOPING     TEMPLETON        GLOBAL       TEMPLETON
                                          MUTUAL SHARES     MARKETS        FOREIGN          BOND          GROWTH
                                            SECURITIES     SECURITIES     SECURITIES     SECURITIES     SECURITIES
                                          -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $ 1,735,144     $  463,407    $ 2,355,866      $ 40,445       $ 18,294
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........   (1,591,636)      (408,874)    (1,780,956)      (38,757)       (17,506)
    Administrative expense...............     (198,723)       (54,657)      (218,093)       (4,685)        (1,343)
                                           -----------     ----------    -----------      --------       --------
    Net investment income (loss).........      (55,215)          (124)       356,817        (2,997)          (555)
                                           -----------     ----------    -----------      --------       --------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................   23,141,213      6,778,211     26,781,182       652,587        364,548
    Cost of investments sold.............   26,391,218      6,932,721     30,747,134       548,741        448,395
                                           -----------     ----------    -----------      --------       --------
       Realized gains (losses) on
        fund shares......................   (3,250,005)      (154,510)    (3,965,952)      103,846        (83,847)
Realized gain distributions..............           --             --             --         7,317             --
                                           -----------     ----------    -----------      --------       --------
    Net realized gains (losses)..........   (3,250,005)      (154,510)    (3,965,952)      111,163        (83,847)
Change in unrealized gains (losses)......   13,183,136      4,344,088     11,120,872       225,717        151,960
                                           -----------     ----------    -----------      --------       --------
    Net realized and unrealized gains
     (losses) on investments.............    9,933,131      4,189,578      7,154,920       336,880         68,113
                                           -----------     ----------    -----------      --------       --------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $ 9,877,916     $4,189,454    $ 7,511,737      $333,883       $ 67,558
                                           ===========     ==========    ===========      ========       ========

                                          GOLDMAN SACHS
                                            VARIABLE
                                            INSURANCE
                                              TRUST
                                           SUB-ACCOUNT
                                          -------------

                                               VIT
                                            LARGE CAP
                                            VALUE (C)
                                          -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $   40,625
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........     (80,665)
    Administrative expense...............     (10,510)
                                           ----------
    Net investment income (loss).........     (50,550)
                                           ----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................   1,521,409
    Cost of investments sold.............   1,811,684
                                           ----------
       Realized gains (losses) on
        fund shares......................    (290,275)
Realized gain distributions..............          --
                                           ----------
    Net realized gains (losses)..........    (290,275)
Change in unrealized gains (losses)......     829,408
                                           ----------
    Net realized and unrealized gains
     (losses) on investments.............     539,133
                                           ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $  488,583
                                           ==========

--------
(c)Previously known as VIT Growth and Income

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                         GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS
                                           VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE       INVESCO
                                           INSURANCE     INSURANCE     INSURANCE     INSURANCE     INSURANCE    INVESTMENT
                                             TRUST         TRUST         TRUST         TRUST         TRUST       SERVICES
                                          SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                         ------------- ------------- ------------- ------------- ------------- -------------
                                                                          VIT           VIT
                                                            VIT        STRATEGIC    STRUCTURED        VIT      INVESCO V. I.
                                              VIT        STRATEGIC   INTERNATIONAL   SMALL CAP    STRUCTURED     BALANCED
                                         MID CAP VALUE  GROWTH (D)      EQUITY        EQUITY      U.S. EQUITY    FUND (E)
                                         ------------- ------------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $   33,216      $    70        $ 38       $   59,314    $  114,249    $  360,097
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........     (73,270)        (368)        (37)        (160,329)     (118,073)     (240,958)
    Administrative expense..............      (9,658)         (27)         (3)         (20,953)      (15,242)      (18,705)
                                          ----------      -------        ----       ----------    ----------    ----------
    Net investment income
     (loss).............................     (49,712)        (325)         (2)        (121,968)      (19,066)      100,434
                                          ----------      -------        ----       ----------    ----------    ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................   1,150,432       15,669         285        2,958,736     1,873,239     3,811,314
    Cost of investments sold............   1,429,217       15,750         270        3,883,245     2,293,613     4,596,493
                                          ----------      -------        ----       ----------    ----------    ----------
       Realized gains (losses) on
        fund shares.....................    (278,785)         (81)         15         (924,509)     (420,374)     (785,179)
Realized gain distributions.............          --           --          --               --            --            --
                                          ----------      -------        ----       ----------    ----------    ----------
    Net realized gains (losses).........    (278,785)         (81)         15         (924,509)     (420,374)     (785,179)
Change in unrealized gains
 (losses)...............................   1,395,668        2,414         196        3,867,739     1,300,129     1,796,922
                                          ----------      -------        ----       ----------    ----------    ----------
    Net realized and unrealized
     gains (losses) on
     investments........................   1,116,883        2,333         211        2,943,230       879,755     1,011,743
                                          ----------      -------        ----       ----------    ----------    ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $1,067,171      $ 2,008        $209       $2,821,262    $  860,689    $1,112,177
                                          ==========      =======        ====       ==========    ==========    ==========

--------
(d)Previously known as VIT Capital Growth
(e)Previously known as AIM V. I. Basic Balanced

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                         INVESCO        INVESCO          INVESCO        INVESCO       INVESCO       INVESCO
                                       INVESTMENT      INVESTMENT      INVESTMENT     INVESTMENT    INVESTMENT    INVESTMENT
                                        SERVICES        SERVICES        SERVICES       SERVICES      SERVICES      SERVICES
                                       SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                      ------------- ---------------- --------------- ------------- ------------- -------------
                                      INVESCO V. I.  INVESCO V. I.    INVESCO V. I.  INVESCO V. I. INVESCO V. I. INVESCO V. I.
                                          BASIC         CAPITAL          CAPITAL         CORE       DIVERSIFIED    DIVIDEND
                                        VALUE (F)   APPRECIATIOM (G) DEVELOPMENT (H)   EQUITY(I)    INCOME (J)    GROWTH (K)
                                      ------------- ---------------- --------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $   51,039     $   526,503      $       --     $   988,224   $  603,611    $ 3,021,876
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......    (115,395)       (974,448)       (128,365)     (1,377,621)    (139,314)    (2,177,400)
    Administrative expense...........      (8,887)        (71,749)         (9,814)       (103,782)     (10,683)      (160,092)
                                       ----------     -----------      ----------     -----------   ----------    -----------
    Net investment income
     (loss)..........................     (73,243)       (519,694)       (138,179)       (493,179)     453,614        684,384
                                       ----------     -----------      ----------     -----------   ----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   2,317,733      14,759,272       1,738,276      20,550,435    2,814,484     29,248,937
    Cost of investments sold.........   3,161,848      17,774,354       1,857,621      20,009,611    3,628,712     27,016,637
                                       ----------     -----------      ----------     -----------   ----------    -----------
       Realized gains (losses)
        on fund shares...............    (844,115)     (3,015,082)       (119,345)        540,824     (814,228)     2,232,300
Realized gain distributions..........          --              --              --              --           --             --
                                       ----------     -----------      ----------     -----------   ----------    -----------
    Net realized gains (losses)......    (844,115)     (3,015,082)       (119,345)        540,824     (814,228)     2,232,300
Change in unrealized gains
 (losses)............................   1,365,670      12,640,587       1,778,061       7,579,190    1,250,528     11,004,066
                                       ----------     -----------      ----------     -----------   ----------    -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................     521,555       9,625,505       1,658,716       8,120,014      436,300     13,236,366
                                       ----------     -----------      ----------     -----------   ----------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $  448,312     $ 9,105,811      $1,520,537     $ 7,626,835   $  889,914    $13,920,750
                                       ==========     ===========      ==========     ===========   ==========    ===========

--------
(f)Previously known as AIM V. I. Basic Value
(g)Previously known as AIM V. I. Capital Appreciation
(h)Previously known as AIM V. I. Capital Development
(i)Previously known as AIM V. I. Core Equity
(j)Previously known as AIM V. I. Diversified Income
(k)Previously known as Dividend Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                             INVESCO        INVESCO        INVESCO        INVESCO        INVESCO
                                           INVESTMENT      INVESTMENT     INVESTMENT     INVESTMENT    INVESTMENT
                                            SERVICES        SERVICES       SERVICES       SERVICES      SERVICES
                                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                         --------------- -------------- -------------- -------------- -------------
                                          INVESCO V. I.  INVESCO V. I.                 INVESCO V. I.  INVESCO V. I.
                                         GLOBAL DIVIDEND   GOVERNMENT   INVESCO V. I.    HIGH YIELD      INCOME
                                           GROWTH (L)    SECURITIES (M) HIGH YIELD (N) SECURITIES (O)  BUILDER (P)
                                         --------------- -------------- -------------- -------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $   976,089     $  740,959     $  672,654     $1,239,024    $  377,853
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........      (681,819)      (206,428)       (89,290)      (197,250)     (203,440)
    Administrative expense..............       (50,786)       (15,948)        (6,950)       (14,015)      (14,843)
                                           -----------     ----------     ----------     ----------    ----------
    Net investment income
     (loss).............................       243,484        518,583        576,414      1,027,759       159,570
                                           -----------     ----------     ----------     ----------    ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................     9,427,522      4,891,337      1,718,984      3,014,131     2,818,856
    Cost of investments sold............    13,682,174      4,845,047      1,859,581      3,994,444     3,166,218
                                           -----------     ----------     ----------     ----------    ----------
       Realized gains (losses) on
        fund shares.....................    (4,254,652)        46,290       (140,597)      (980,313)     (347,362)
Realized gain distributions.............            --             --             --             --            --
                                           -----------     ----------     ----------     ----------    ----------
    Net realized gains (losses).........    (4,254,652)        46,290       (140,597)      (980,313)     (347,362)
Change in unrealized gains
 (losses)...............................     9,007,801         85,743        345,891      1,214,878     1,692,534
                                           -----------     ----------     ----------     ----------    ----------
    Net realized and unrealized
     gains (losses) on
     investments........................     4,753,149        132,033        205,294        234,565     1,345,172
                                           -----------     ----------     ----------     ----------    ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $ 4,996,633     $  650,616     $  781,708     $1,262,324    $1,504,742
                                           ===========     ==========     ==========     ==========    ==========

                                             INVESCO
                                           INVESTMENT
                                            SERVICES
                                           SUB-ACCOUNT
                                         ---------------
                                          INVESCO V. I.
                                          INTERNATIONAL
                                         GROWTH FUND (Q)
                                         ---------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $  613,236
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........     (357,692)
    Administrative expense..............      (27,416)
                                           ----------
    Net investment income
     (loss).............................      228,128
                                           ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    6,054,100
    Cost of investments sold............    4,880,743
                                           ----------
       Realized gains (losses) on
        fund shares.....................    1,173,357
Realized gain distributions.............           --
                                           ----------
    Net realized gains (losses).........    1,173,357
Change in unrealized gains
 (losses)...............................    1,392,229
                                           ----------
    Net realized and unrealized
     gains (losses) on
     investments........................    2,565,586
                                           ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $2,793,714
                                           ==========

--------
(l)Previously known as Global Dividend Growth
(m)Previously known as AIM V. I. Government Securities
(n)Previously known as AIM V. I. High Yield
(o)Previously known as High Yield
(p)Previously known as Income Builder
(q)Previously known as AIM V. I. International Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                             INVESCO        INVESCO        INVESCO       INVESCO       INVESCO       INVESCO
                                           INVESTMENT     INVESTMENT     INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT
                                            SERVICES       SERVICES       SERVICES      SERVICES      SERVICES      SERVICES
                                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                          ------------- --------------- ------------- ------------- ------------- -------------
                                          INVESCO V. I.  INVESCO V. I.  INVESCO V. I. INVESCO V. I. INVESCO V. I.
                                            LARGE CAP    MID CAP CORE       MONEY        S&P 500     TECHNOLOGY   INVESCO V. I.
                                           GROWTH (R)   EQUITY FUND (S)  MARKET (T)     INDEX (U)     FUND (V)    UTILITIES (W)
                                          ------------- --------------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $   38,258     $   78,179     $   28,673    $  667,384    $       --    $  231,412
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........    (110,492)      (195,596)      (203,397)     (466,844)      (36,541)      (84,769)
    Administrative expense...............      (8,367)       (14,339)       (16,002)      (34,059)       (2,761)       (6,505)
                                           ----------     ----------     ----------    ----------    ----------    ----------
    Net investment income (loss).........     (80,601)      (131,756)      (190,726)      166,481       (39,302)      140,138
                                           ----------     ----------     ----------    ----------    ----------    ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................   2,139,605      2,826,747      5,568,663     7,002,056     1,110,509     1,314,612
    Cost of investments sold.............   2,089,172      2,860,454      5,568,663     7,007,006       941,606     1,450,925
                                           ----------     ----------     ----------    ----------    ----------    ----------
       Realized gains (losses) on
        fund shares......................      50,433        (33,707)            --        (4,950)      168,903      (136,313)
Realized gain distributions..............          --             --             --            --            --            --
                                           ----------     ----------     ----------    ----------    ----------    ----------
    Net realized gains (losses)..........      50,433        (33,707)            --        (4,950)      168,903      (136,313)
Change in unrealized gains (losses)......   1,207,971      1,845,701             --     3,952,081       354,350       269,773
                                           ----------     ----------     ----------    ----------    ----------    ----------
    Net realized and unrealized gains
     (losses) on investments.............   1,258,404      1,811,994             --     3,947,131       523,253       133,460
                                           ----------     ----------     ----------    ----------    ----------    ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..............................  $1,177,803     $1,680,238     $ (190,726)   $4,113,612    $  483,951    $  273,598
                                           ==========     ==========     ==========    ==========    ==========    ==========

--------
(r)Previously known as AIM V. I. Large Cap Growth
(s)Previously known as AIM V. I. Mid Cap Core Equity
(t)Previously known as AIM V. I. Money Market
(u)Previously known as S&P 500 Index
(v)Previously known as AIM V. I. Technology
(w)Previously known as AIM V. I. Utilities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                   INVESCO           INVESCO         INVESCO         INVESCO         INVESCO         INVESCO
                                  INVESTMENT       INVESTMENT      INVESTMENT      INVESTMENT      INVESTMENT      INVESTMENT
                                   SERVICES         SERVICES        SERVICES        SERVICES        SERVICES        SERVICES
                                 SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                              ------------------ --------------- --------------- --------------- --------------- ---------------
                                                                                     INVESCO                         INVESCO
                                   INVESCO           INVESCO         INVESCO     VAN KAMPEN V.I.     INVESCO     VAN KAMPEN V.I.
                               VAN KAMPEN V.I.   VAN KAMPEN V.I. VAN KAMPEN V.I.  GLOBAL VALUE   VAN KAMPEN V.I.  U.S. MID CAP
                              CAPITAL GROWTH (X)  COMSTOCK (Y)   GOVERNMENT (Z)    EQUITY (AA)   HIGH YIELD (AB)   VALUE (AC)
                              ------------------ --------------- --------------- --------------- --------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends....................     $       --       $    52,760      $  1,842         $   372          $ 603        $   551,352
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk....................       (368,685)         (520,915)      (10,504)           (269)           (81)          (927,904)
    Administrative
     expense.................        (25,310)          (37,990)         (857)            (19)            (7)           (67,570)
                                  ----------       -----------      --------         -------          -----        -----------
    Net investment income
     (loss)..................       (393,995)         (506,145)       (9,519)             84            515           (444,122)
                                  ----------       -----------      --------         -------          -----        -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales......      5,771,917         8,210,205       188,835           1,793            577         12,050,689
    Cost of investments
     sold....................      6,387,478         9,282,129       189,372           2,841            423         14,556,405
                                  ----------       -----------      --------         -------          -----        -----------
       Realized gains
        (losses) on
        fund shares..........       (615,561)       (1,071,924)         (537)         (1,048)           154         (2,505,716)
Realized gain
 distributions...............             --                --            --              --             --                 --
                                  ----------       -----------      --------         -------          -----        -----------
    Net realized gains
     (losses)................       (615,561)       (1,071,924)         (537)         (1,048)           154         (2,505,716)
Change in unrealized gains
 (losses)....................      5,170,492         6,554,628        44,293           2,767           (107)        13,950,977
                                  ----------       -----------      --------         -------          -----        -----------
    Net realized and
     unrealized gains
     (losses) on
     investments.............      4,554,931         5,482,704        43,756           1,719             47         11,445,261
                                  ----------       -----------      --------         -------          -----        -----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..................     $4,160,936       $ 4,976,559      $ 34,237         $ 1,803          $ 562        $11,001,139
                                  ==========       ===========      ========         =======          =====        ===========

--------
(x)Previously known as LIT Capital Growth
(y)Previously known as LIT Comstock
(z)Previously known as LIT Government
(aa)Previously known as Van Kampen UIF Global Value Equity
(ab)Previously known as Van Kampen UIF High Yield
(ac)Previously known as Van Kampen UIF U.S. Mid Cap Value

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                                   INVESCO       INVESCO          INVESCO              INVESCO
                                    INVESCO      INVESTMENT    INVESTMENT        INVESTMENT          INVESTMENT
                                  INVESTMENT      SERVICES      SERVICES          SERVICES            SERVICES
                                   SERVICES       SERIES II     SERIES II        SERIES II            SERIES II
                                  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT
                                --------------- ------------- ------------- -------------------- -------------------
                                    INVESCO     INVESCO V. I. INVESCO V. I.    INVESCO V. I.        INVESCO V. I.
                                VAN KAMPEN V.I.   BALANCED        BASIC           CAPITAL              CAPITAL
                                  VALUE (AD)    FUND II (AE)  VALUE II (AF) APPRECIATION II (AG) DEVELOPMENT II (AH)
                                --------------- ------------- ------------- -------------------- -------------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................     $ 1,123       $  6,502     $   34,409         $ 19,568            $     --
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk......................      (1,123)        (7,867)      (143,909)         (55,937)             (5,900)
    Administrative
     expense...................         (75)          (527)       (17,750)          (6,833)               (385)
                                    -------       --------     ----------         --------            --------
    Net investment income
     (loss)....................         (75)        (1,892)      (127,250)         (43,202)             (6,285)
                                    -------       --------     ----------         --------            --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........      13,350        625,481      1,822,067          588,623              80,819
    Cost of investments
     sold......................      16,741        649,643      2,447,180          630,312              96,372
                                    -------       --------     ----------         --------            --------
       Realized gains
        (losses) on fund
        shares.................      (3,391)       (24,162)      (625,113)         (41,689)            (15,553)
Realized gain distributions....          --             --             --               --                  --
                                    -------       --------     ----------         --------            --------
    Net realized gains
     (losses)..................      (3,391)       (24,162)      (625,113)         (41,689)            (15,553)
Change in unrealized gains
 (losses)......................      13,301         64,928      1,242,784          558,063              79,918
                                    -------       --------     ----------         --------            --------
    Net realized and
     unrealized gains
     (losses) on
     investments...............       9,910         40,766        617,671          516,374              64,365
                                    -------       --------     ----------         --------            --------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................     $ 9,835       $ 38,874     $  490,421         $473,172            $ 58,080
                                    =======       ========     ==========         ========            ========

                                      INVESCO
                                    INVESTMENT
                                     SERVICES
                                     SERIES II
                                    SUB-ACCOUNT
                                -------------------

                                   INVESCO V. I.
                                CORE EQUITY II (AI)
                                -------------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................      $ 19,937
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk......................       (40,359)
    Administrative
     expense...................        (4,451)
                                     --------
    Net investment income
     (loss)....................       (24,873)
                                     --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........       454,353
    Cost of investments
     sold......................       451,555
                                     --------
       Realized gains
        (losses) on fund
        shares.................         2,798
Realized gain distributions....            --
                                     --------
    Net realized gains
     (losses)..................         2,798
Change in unrealized gains
 (losses)......................       193,220
                                     --------
    Net realized and
     unrealized gains
     (losses) on
     investments...............       196,018
                                     --------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................      $171,145
                                     ========

--------
(ad)Previously known as Van Kampen UIF Value
(ae)Previously known as AIM V. I. Basic Balanced II
(af)Previously known as AIM V. I. Basic Value II
(ag)Previously known as AIM V. I. Capital Appreciation II
(ah)Previously known as AIM V. I. Capital Development II
(ai)Previously known as AIM V. I. Core Equity II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                         INVESCO        INVESCO        INVESCO          INVESCO            INVESCO
                                        INVESTMENT     INVESTMENT     INVESTMENT       INVESTMENT         INVESTMENT
                                         SERVICES       SERVICES       SERVICES         SERVICES           SERVICES
                                        SERIES II      SERIES II      SERIES II        SERIES II          SERIES II
                                       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                                      -------------- -------------- -------------- ------------------ ------------------
                                                                    INVESCO V. I.
                                      INVESCO V. I.  INVESCO V. I.      GLOBAL       INVESCO V. I.
                                       DIVERSIFIED      DIVIDEND       DIVIDEND        GOVERNMENT       INVESCO V. I.
                                      INCOME II (AJ) GROWTH II (AK) GROWTH II (AL) SECURITIES II (AM) HIGH YIELD II (AN)
                                      -------------- -------------- -------------- ------------------ ------------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................    $ 12,564     $   750,626    $   450,424        $ 36,813           $ 38,148
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................      (3,788)       (797,468)      (436,244)        (14,046)            (5,943)
    Administrative expense...........        (256)        (66,864)       (37,443)           (919)              (436)
                                         --------     -----------    -----------        --------           --------
    Net investment income
     (loss)..........................       8,520        (113,706)       (23,263)         21,848             31,769
                                         --------     -----------    -----------        --------           --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............      77,581      18,133,834      5,050,642         356,677            106,959
    Cost of investments sold.........     100,237      18,294,896      7,197,354         354,449            106,109
                                         --------     -----------    -----------        --------           --------
       Realized gains (losses)
        on fund shares...............     (22,656)       (161,062)    (2,146,712)          2,228                850
Realized gain distributions..........          --              --             --              --                 --
                                         --------     -----------    -----------        --------           --------
    Net realized gains
     (losses)........................     (22,656)       (161,062)    (2,146,712)          2,228                850
Change in unrealized gains
 (losses)............................      34,062       4,228,755      4,679,582          12,884             14,708
                                         --------     -----------    -----------        --------           --------
    Net realized and unrealized
     gains (losses) on
     investments.....................      11,406       4,067,693      2,532,870          15,112             15,558
                                         --------     -----------    -----------        --------           --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $ 19,926     $ 3,953,987    $ 2,509,607        $ 36,960           $ 47,327
                                         ========     ===========    ===========        ========           ========

                                           INVESCO
                                          INVESTMENT
                                           SERVICES
                                          SERIES II
                                         SUB-ACCOUNT
                                      ------------------

                                        INVESCO V. I.
                                          HIGH YIELD
                                      SECURITIES II (AO)
                                      ------------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................     $1,226,444
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................       (244,107)
    Administrative expense...........        (21,951)
                                          ----------
    Net investment income
     (loss)..........................        960,386
                                          ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............      3,105,098
    Cost of investments sold.........      3,183,071
                                          ----------
       Realized gains (losses)
        on fund shares...............        (77,973)
Realized gain distributions..........             --
                                          ----------
    Net realized gains
     (losses)........................        (77,973)
Change in unrealized gains
 (losses)............................        290,130
                                          ----------
    Net realized and unrealized
     gains (losses) on
     investments.....................        212,157
                                          ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................     $1,172,543
                                          ==========

--------
(aj)Previously known as AIM V. I. Diversified Income II
(ak)Previously known as Dividend Growth (Class Y Shares)
(al)Previously known as Global Dividend Growth (Class Y Shares)
(am)Previously known as AIM V. I. Government Securities II
(an)Previously known as AIM V. I. High Yield II
(ao)Previously known as High Yield (Class Y Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                             INVESCO        INVESCO        INVESCO        INVESCO        INVESCO
                                           INVESTMENT      INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT
                                            SERVICES        SERVICES       SERVICES       SERVICES       SERVICES
                                            SERIES II      SERIES II      SERIES II      SERIES II      SERIES II
                                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                         --------------- -------------- -------------- -------------- --------------
                                          INVESCO V. I.  INVESCO V. I.  INVESCO V. I.  INVESCO V. I.  INVESCO V. I.
                                             INCOME      INTERNATIONAL    LARGE CAP     MID CAP CORE      MONEY
                                         BUILDER II (AP) GROWTH II (AQ) GROWTH II (AR) EQUITY II (AS) MARKET II (AT)
                                         --------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $  315,073       $ 11,315       $    918      $   11,906      $  2,357
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........     (229,453)       (10,030)        (7,811)        (55,348)      (17,222)
    Administrative expense..............      (18,030)          (640)          (523)         (6,301)       (1,238)
                                           ----------       --------       --------      ----------      --------
    Net investment income
     (loss).............................       67,590            645         (7,416)        (49,743)      (16,103)
                                           ----------       --------       --------      ----------      --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    3,217,002        248,711        164,931         987,247       702,733
    Cost of investments sold............    3,503,083        203,851        162,010       1,045,878       702,733
                                           ----------       --------       --------      ----------      --------
       Realized gains (losses) on
        fund shares.....................     (286,081)        44,860          2,921         (58,631)           --
Realized gain distributions.............           --             --             --              --            --
                                           ----------       --------       --------      ----------      --------
    Net realized gains (losses).........     (286,081)        44,860          2,921         (58,631)           --
Change in unrealized gains
 (losses)...............................    1,592,214         13,711         73,235         508,469            --
                                           ----------       --------       --------      ----------      --------
    Net realized and unrealized
     gains (losses) on
     investments........................    1,306,133         58,571         76,156         449,838            --
                                           ----------       --------       --------      ----------      --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $1,373,723       $ 59,216       $ 68,740      $  400,095      $(16,103)
                                           ==========       ========       ========      ==========      ========

                                            INVESCO
                                          INVESTMENT
                                           SERVICES
                                           SERIES II
                                          SUB-ACCOUNT
                                         -------------
                                         INVESCO V. I.
                                            S&P 500
                                         INDEX II (AU)
                                         -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $ 1,302,287
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........   (1,200,404)
    Administrative expense..............     (114,229)
                                          -----------
    Net investment income
     (loss).............................      (12,346)
                                          -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................   15,840,509
    Cost of investments sold............   15,489,310
                                          -----------
       Realized gains (losses) on
        fund shares.....................      351,199
Realized gain distributions.............           --
                                          -----------
    Net realized gains (losses).........      351,199
Change in unrealized gains
 (losses)...............................    8,813,962
                                          -----------
    Net realized and unrealized
     gains (losses) on
     investments........................    9,165,161
                                          -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $ 9,152,815
                                          ===========

--------
(ap)Previously known as Income Builder (Class Y Shares)
(aq)Previously known asAIM V. I. International Growth II
(ar)Previously known as AIM V. I. Large Cap Growth II
(as)Previously known as AIM V. I. Mid Cap Core Equity II
(at)Previously known as AIM V. I. Money Market II
(au)Previously known as S&P 500 Index (Class Y Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                         INVESCO         INVESCO          INVESCO         INVESCO          INVESCO
                                       INVESTMENT      INVESTMENT       INVESTMENT       INVESTMENT      INVESTMENT
                                        SERVICES        SERVICES         SERVICES         SERVICES        SERVICES
                                        SERIES II       SERIES II        SERIES II       SERIES II        SERIES II
                                       SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                                      ------------- ----------------- --------------- ---------------- ---------------
                                                                          INVESCO                          INVESCO
                                      INVESCO V. I.                   VAN KAMPEN V.I.     INVESCO      VAN KAMPEN V.I.
                                       TECHNOLOGY     INVESCO V. I.       CAPITAL     VAN KAMPEN V.I.    EQUITY AND
                                      FUND II (AV)  UTILITIES II (AW) GROWTH II (AX)  COMSTOCK II (AY) INCOME II (AZ)
                                      ------------- ----------------- --------------- ---------------- ---------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................    $   --          $14,743        $       --      $   212,747      $  954,676
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......      (657)          (5,891)         (551,640)      (2,374,969)       (672,268)
    Administrative expense...........       (43)            (435)          (55,908)        (253,566)        (91,110)
                                         ------          -------        ----------      -----------      ----------
    Net investment income
     (loss)..........................      (700)           8,417          (607,548)      (2,415,788)        191,298
                                         ------          -------        ----------      -----------      ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     4,695           33,316         6,791,093       29,733,785       9,741,001
    Cost of investments sold.........     4,389           38,999         5,808,320       33,320,218       9,906,008
                                         ------          -------        ----------      -----------      ----------
       Realized gains (losses)
        on fund shares...............       306           (5,683)          982,773       (3,586,433)       (165,007)
Realized gain distributions..........        --               --                --               --              --
                                         ------          -------        ----------      -----------      ----------
    Net realized gains (losses)......       306           (5,683)          982,773       (3,586,433)       (165,007)
Change in unrealized gains
 (losses)............................     7,950           15,981         5,361,193       25,973,333       4,558,505
                                         ------          -------        ----------      -----------      ----------
    Net realized and unrealized
     gains (losses) on
     investments.....................     8,256           10,298         6,343,966       22,386,900       4,393,498
                                         ------          -------        ----------      -----------      ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $7,556          $18,715        $5,736,418      $19,971,112      $4,584,796
                                         ======          =======        ==========      ===========      ==========

                                          INVESCO
                                        INVESTMENT
                                         SERVICES
                                         SERIES II
                                        SUB-ACCOUNT
                                      ---------------
                                          INVESCO
                                      VAN KAMPEN V.I.
                                        GROWTH AND
                                      INCOME II (BA)
                                      ---------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $    93,120
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......    (1,275,596)
    Administrative expense...........      (169,045)
                                        -----------
    Net investment income
     (loss)..........................    (1,351,521)
                                        -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    16,983,264
    Cost of investments sold.........    17,944,532
                                        -----------
       Realized gains (losses)
        on fund shares...............      (961,268)
Realized gain distributions..........            --
                                        -----------
    Net realized gains (losses)......      (961,268)
Change in unrealized gains
 (losses)............................    10,999,298
                                        -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................    10,038,030
                                        -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $ 8,686,509
                                        ===========

--------
(av)Previously known as AIM V. I. Technology II
(aw)Previously known as AIM V. I. Utilities II
(ax)Previously known as LIT Capital Growth (Class II)
(ay)Previously known as LIT Comstock (Class II)
(az)Previously known as Van Kampen UIF Equity and Income (Class II)
(ba)Previously known as LIT Growth and Income (Class II)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                             INVESCO         INVESCO         INVESCO
                                           INVESTMENT      INVESTMENT      INVESTMENT                    LAZARD
                                            SERVICES        SERVICES        SERVICES        JANUS      RETIREMENT
                                            SERIES II       SERIES II       SERIES II    ASPEN SERIES SERIES, INC.
                                           SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                         --------------- --------------- --------------- ------------ ------------


                                             INVESCO         INVESCO         INVESCO
                                         VAN KAMPEN V.I. VAN KAMPEN V.I. VAN KAMPEN V.I.                EMERGING
                                          INT'L GROWTH       MID CAP      U.S. MID CAP      FORTY       MARKETS
                                         EQUITY II (BB)  GROWTH II (BC)   VALUE II (BD)   PORTFOLIO      EQUITY
                                         --------------- --------------- --------------- ------------ ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................    $ 55,505       $       --      $   386,674     $    35        $  6
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........     (58,933)        (202,021)        (669,552)       (195)        (10)
    Administrative expense..............      (7,392)         (21,114)         (87,421)        (14)         --
                                            --------       ----------      -----------     -------        ----
    Net investment income
     (loss).............................     (10,820)        (223,135)        (370,299)       (174)         (4)
                                            --------       ----------      -----------     -------        ----
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................     813,334        3,823,343       11,083,328       9,871         463
    Cost of investments sold............     896,480        4,363,568       13,874,527       6,375         327
                                            --------       ----------      -----------     -------        ----
       Realized gains (losses) on
        fund shares.....................     (83,146)        (540,225)      (2,791,199)      3,496         136
Realized gain distributions.............          --               --               --          --          --
                                            --------       ----------      -----------     -------        ----
    Net realized gains (losses).........     (83,146)        (540,225)      (2,791,199)      3,496         136
Change in unrealized gains
 (losses)...............................     386,268        3,805,690       11,676,838      (3,061)        (52)
                                            --------       ----------      -----------     -------        ----
    Net realized and unrealized
     gains (losses) on
     investments........................     303,122        3,265,465        8,885,639         435          84
                                            --------       ----------      -----------     -------        ----
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................    $292,302       $3,042,330      $ 8,515,340     $   261        $ 80
                                            ========       ==========      ===========     =======        ====

                                            LEGG MASON
                                             PARTNERS
                                             VARIABLE
                                           INCOME TRUST
                                           SUB-ACCOUNT
                                         ----------------
                                            LEGG MASON
                                           CLEARBRIDGE
                                             VARIABLE
                                           FUNDAMENTAL
                                          ALL CAP VALUE
                                         PORTFOLIO I (BE)
                                         ----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................       $ 19
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........        (14)
    Administrative expense..............         (1)
                                               ----
    Net investment income
     (loss).............................          4
                                               ----
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................         17
    Cost of investments sold............         23
                                               ----
       Realized gains (losses) on
        fund shares.....................         (6)
Realized gain distributions.............         --
                                               ----
    Net realized gains (losses).........         (6)
Change in unrealized gains
 (losses)...............................        155
                                               ----
    Net realized and unrealized
     gains (losses) on
     investments........................        149
                                               ----
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................       $153
                                               ====

--------
(bb)Previously known as Van Kampen UIF Int'l Growth Equity (Class II)
(bc)Previously known as LIT Mid Cap Growth (Class II)
(bd)Previously known as Van Kampen UIF U.S. Mid Cap Value (Class II)
(be)Previously known as Legg Mason ClearBridge Variable Fundamental Value Portfolio--Class I

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                             LEGG MASON
                                          PARTNERS VARIABLE   LORD ABBETT     LORD ABBETT   LORD ABBETT   LORD ABBETT
                                          PORTFOLIOS I, INC   SERIES FUND     SERIES FUND   SERIES FUND   SERIES FUND
                                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                          ----------------- ---------------- -------------- -----------  -------------
                                             LEGG MASON
                                             CLEARBRIDGE
                                           VARIABLE LARGE     FUNDAMENTAL
                                              CAP VALUE          EQUITY                     GROWTH AND      GROWTH
                                          PORTFOLIO I (BF)  PORTFOLIO I (BG) BOND-DEBENTURE   INCOME     OPPORTUNITIES
                                          ----------------- ---------------- -------------- -----------  -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................       $ 36           $   32,164      $2,030,825   $   128,337   $       --
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........        (17)            (154,700)       (479,480)     (332,171)    (192,852)
    Administrative expense...............         (1)             (20,425)        (65,985)      (46,361)     (26,249)
                                                ----           ----------      ----------   -----------   ----------
    Net investment income (loss).........         18             (142,961)      1,485,360      (250,195)    (219,101)
                                                ----           ----------      ----------   -----------   ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................         20            2,046,561       7,813,946     5,291,769    3,869,646
    Cost of investments sold.............         21            1,964,889       7,506,141     6,627,174    3,616,701
                                                ----           ----------      ----------   -----------   ----------
       Realized gains (losses) on
        fund shares......................         (1)              81,672         307,805    (1,335,405)     252,945
Realized gain distributions..............         --                   --              --            --       81,377
                                                ----           ----------      ----------   -----------   ----------
    Net realized gains (losses)..........         (1)              81,672         307,805    (1,335,405)     334,322
Change in unrealized gains (losses)......         79            1,734,346       1,657,004     5,106,825    2,572,251
                                                ----           ----------      ----------   -----------   ----------
    Net realized and unrealized gains
     (losses) on investments.............         78            1,816,018       1,964,809     3,771,420    2,906,573
                                                ----           ----------      ----------   -----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................       $ 96           $1,673,057      $3,450,169   $ 3,521,225   $2,687,472
                                                ====           ==========      ==========   ===========   ==========

                                          LORD ABBETT
                                          SERIES FUND
                                          SUB-ACCOUNT
                                          -----------



                                            MID-CAP
                                             VALUE
                                          -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................ $   101,527
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........    (375,368)
    Administrative expense...............     (51,381)
                                          -----------
    Net investment income (loss).........    (325,222)
                                          -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................   6,702,928
    Cost of investments sold.............   8,908,295
                                          -----------
       Realized gains (losses) on
        fund shares......................  (2,205,367)
Realized gain distributions..............          --
                                          -----------
    Net realized gains (losses)..........  (2,205,367)
Change in unrealized gains (losses)......   8,277,486
                                          -----------
    Net realized and unrealized gains
     (losses) on investments.............   6,072,119
                                          -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................. $ 5,746,897
                                          ===========

--------
(bf)Previously known as Legg Mason ClearBridge Variable Investors
    Portfolio--Class I
(bg)Previously known as All Value

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                         MFS VARIABLE MFS VARIABLE  MFS VARIABLE   MFS VARIABLE MFS VARIABLE MFS VARIABLE
                                          INSURANCE    INSURANCE      INSURANCE     INSURANCE    INSURANCE     INSURANCE
                                            TRUST        TRUST          TRUST         TRUST        TRUST         TRUST
                                         SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                         ------------ ------------ --------------- ------------ ------------ -------------
                                                          MFS            MFS         MFS NEW        MFS           MFS
                                          MFS GROWTH  HIGH INCOME  INVESTORS TRUST  DISCOVERY     RESEARCH   RESEARCH BOND
                                         ------------ ------------ --------------- ------------ ------------ -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $    982     $39,376       $ 20,514       $     --     $  6,042     $ 44,465
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........    (10,625)     (6,627)       (20,661)       (23,770)      (8,500)     (17,552)
    Administrative expense..............       (818)       (538)        (1,640)        (1,970)        (608)      (1,448)
                                           --------     -------       --------       --------     --------     --------
    Net investment income
     (loss).............................    (10,461)     32,211         (1,787)       (25,740)      (3,066)      25,465
                                           --------     -------       --------       --------     --------     --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    175,489      74,633        304,566        803,686      152,260      325,213
    Cost of investments sold............    200,906      77,538        293,059        761,104      168,897      301,360
                                           --------     -------       --------       --------     --------     --------
       Realized gains (losses) on
        fund shares.....................    (25,417)     (2,905)        11,507         42,582      (16,637)      23,853
Realized gain distributions.............         --          --             --             --           --        4,590
                                           --------     -------       --------       --------     --------     --------
    Net realized gains (losses).........    (25,417)     (2,905)        11,507         42,582      (16,637)      28,443
Change in unrealized gains
 (losses)...............................    139,203      37,934        134,820        535,296       90,568       31,952
                                           --------     -------       --------       --------     --------     --------
    Net realized and unrealized
     gains (losses) on
     investments........................    113,786      35,029        146,327        577,878       73,931       60,395
                                           --------     -------       --------       --------     --------     --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $103,325     $67,240       $144,540       $552,138     $ 70,865     $ 85,860
                                           ========     =======       ========       ========     ========     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                                     MFS VARIABLE    MFS VARIABLE    MFS VARIABLE    MFS VARIABLE
                                      MFS VARIABLE     INSURANCE       INSURANCE       INSURANCE       INSURANCE
                                        INSURANCE        TRUST           TRUST           TRUST           TRUST
                                          TRUST     (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                                       SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                      ------------- --------------- --------------- --------------- ---------------
                                                                     MFS INVESTORS      MFS NEW
                                                      MFS GROWTH         TRUST         DISCOVERY     MFS RESEARCH
                                      MFS UTILITIES (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                                      ------------- --------------- --------------- --------------- ---------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................    $ 7,866        $    --         $ 1,846         $    --         $ 1,231
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......     (3,176)        (3,888)         (2,584)         (3,729)         (2,322)
    Administrative expense...........       (241)          (264)           (183)           (279)           (162)
                                         -------        -------         -------         -------         -------
    Net investment income
     (loss)..........................      4,449         (4,152)           (921)         (4,008)         (1,253)
                                         -------        -------         -------         -------         -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     32,873         62,975          33,391          59,110          29,463
    Cost of investments sold.........     31,646         50,883          29,620          54,427          24,492
                                         -------        -------         -------         -------         -------
       Realized gains (losses)
        on fund shares...............      1,227         12,092           3,771           4,683           4,971
Realized gain distributions..........         --             --              --              --              --
                                         -------        -------         -------         -------         -------
    Net realized gains (losses)......      1,227         12,092           3,771           4,683           4,971
Change in unrealized gains
 (losses)............................     21,399         23,436          12,524          84,143          15,868
                                         -------        -------         -------         -------         -------
    Net realized and unrealized
     gains (losses) on
     investments.....................     22,626         35,528          16,295          88,826          20,839
                                         -------        -------         -------         -------         -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $27,075        $31,376         $15,374         $84,818         $19,586
                                         =======        =======         =======         =======         =======

                                       MFS VARIABLE
                                         INSURANCE
                                           TRUST
                                      (SERVICE CLASS)
                                        SUB-ACCOUNT
                                      ---------------

                                       MFS UTILITIES
                                      (SERVICE CLASS)
                                      ---------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................    $ 37,987
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......     (19,029)
    Administrative expense...........      (1,284)
                                         --------
    Net investment income
     (loss)..........................      17,674
                                         --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     136,751
    Cost of investments sold.........     130,247
                                         --------
       Realized gains (losses)
        on fund shares...............       6,504
Realized gain distributions..........          --
                                         --------
    Net realized gains (losses)......       6,504
Change in unrealized gains
 (losses)............................     123,836
                                         --------
    Net realized and unrealized
     gains (losses) on
     investments.....................     130,340
                                         --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $148,014
                                         ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY
                                   VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                                  INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT
                                    SERIES         SERIES         SERIES         SERIES         SERIES         SERIES
                                 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                -------------- -------------- -------------- -------------- -------------- --------------
                                  AGGRESSIVE      CAPITAL        EUROPEAN                      LIMITED
                                    EQUITY     OPPORTUNITIES      EQUITY      INCOME PLUS      DURATION     MONEY MARKET
                                -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $       --    $   316,036    $ 1,308,501    $ 6,301,185     $  517,373    $     6,561
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk......................     (179,096)    (2,433,762)      (650,143)    (1,339,324)      (200,250)      (835,844)
    Administrative
     expense...................      (12,934)      (170,642)       (47,429)       (99,250)       (14,739)       (60,997)
                                  ----------    -----------    -----------    -----------     ----------    -----------
    Net investment income
     (loss)....................     (192,030)    (2,288,368)       610,929      4,862,611        302,384       (890,280)
                                  ----------    -----------    -----------    -----------     ----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    3,039,961     30,543,640      9,001,203     18,340,247      3,468,298     30,812,967
    Cost of investments
     sold......................    2,474,363     28,826,072     10,794,396     17,237,175      4,105,725     30,812,967
                                  ----------    -----------    -----------    -----------     ----------    -----------
       Realized gains
        (losses) on fund
        shares.................      565,598      1,717,568     (1,793,193)     1,103,072       (637,427)            --
Realized gain distributions....           --             --             --             --             --             --
                                  ----------    -----------    -----------    -----------     ----------    -----------
    Net realized gains
     (losses)..................      565,598      1,717,568     (1,793,193)     1,103,072       (637,427)            --
Change in unrealized gains
 (losses)......................    2,466,203     44,920,163      3,466,513      1,759,038        471,589             --
                                  ----------    -----------    -----------    -----------     ----------    -----------
    Net realized and
     unrealized gains
     (losses) on
     investments...............    3,031,801     46,637,731      1,673,320      2,862,110       (165,838)            --
                                  ----------    -----------    -----------    -----------     ----------    -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $2,839,771    $44,349,363    $ 2,284,249    $ 7,724,721     $  136,546    $  (890,280)
                                  ==========    ===========    ===========    ===========     ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                                                     MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY
                                      MORGAN STANLEY MORGAN STANLEY     VARIABLE         VARIABLE         VARIABLE
                                         VARIABLE       VARIABLE       INVESTMENT       INVESTMENT       INVESTMENT
                                        INVESTMENT     INVESTMENT        SERIES           SERIES           SERIES
                                          SERIES         SERIES     (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                                       SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                      -------------- -------------- ---------------- ---------------- ----------------
                                                                       AGGRESSIVE        CAPITAL          EUROPEAN
                                                                         EQUITY       OPPORTUNITIES        EQUITY
                                        STRATEGIST     UTILITIES    (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                                      -------------- -------------- ---------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................  $ 1,940,812    $ 1,706,819      $       --      $        --       $  402,670
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................   (1,587,208)      (734,646)       (253,624)        (944,928)        (269,065)
    Administrative expense...........     (111,692)       (54,152)        (18,852)         (82,603)         (22,127)
                                       -----------    -----------      ----------      -----------       ----------
    Net investment income
     (loss)..........................      241,912        918,021        (272,476)      (1,027,531)         111,478
                                       -----------    -----------      ----------      -----------       ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   18,246,706     10,640,257       3,309,849       12,768,069        2,868,832
    Cost of investments sold.........   21,296,602     16,899,469       2,431,790        9,353,254        3,360,743
                                       -----------    -----------      ----------      -----------       ----------
       Realized gains (losses)
        on fund shares...............   (3,049,896)    (6,259,212)        878,059        3,414,815         (491,911)
Realized gain distributions..........      652,897      4,660,369              --               --               --
                                       -----------    -----------      ----------      -----------       ----------
    Net realized gains
     (losses)........................   (2,396,999)    (1,598,843)        878,059        3,414,815         (491,911)
Change in unrealized gains
 (losses)............................    8,488,777      3,366,144       2,736,728       11,287,651        1,175,369
                                       -----------    -----------      ----------      -----------       ----------
    Net realized and unrealized
     gains (losses) on
     investments.....................    6,091,778      1,767,301       3,614,787       14,702,466          683,458
                                       -----------    -----------      ----------      -----------       ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $ 6,333,690    $ 2,685,322      $3,342,311      $13,674,935       $  794,936
                                       ===========    ===========      ==========      ===========       ==========

                                       MORGAN STANLEY
                                          VARIABLE
                                         INVESTMENT
                                           SERIES
                                      (CLASS Y SHARES)
                                        SUB-ACCOUNT
                                      ----------------

                                        INCOME PLUS
                                      (CLASS Y SHARES)
                                      ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................   $ 7,588,890
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................    (1,950,047)
    Administrative expense...........      (199,728)
                                        -----------
    Net investment income
     (loss)..........................     5,439,115
                                        -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    40,585,219
    Cost of investments sold.........    38,172,803
                                        -----------
       Realized gains (losses)
        on fund shares...............     2,412,416
Realized gain distributions..........            --
                                        -----------
    Net realized gains
     (losses)........................     2,412,416
Change in unrealized gains
 (losses)............................     1,241,447
                                        -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................     3,653,863
                                        -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $ 9,092,978
                                        ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                       MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY  NEUBERGER &
                                          VARIABLE         VARIABLE         VARIABLE         VARIABLE        BERMAN
                                         INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT      ADVISORS
                                           SERIES           SERIES           SERIES           SERIES       MANAGEMENT
                                      (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)    TRUST
                                        SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                                      ---------------- ---------------- ---------------- ---------------- ------------
                                          LIMITED
                                          DURATION       MONEY MARKET      STRATEGIST       UTILITIES
                                      (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) AMT PARTNERS
                                      ---------------- ---------------- ---------------- ---------------- ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $ 1,842,793      $     7,240      $   769,154      $   429,047      $   209
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................      (881,570)      (1,075,521)        (909,557)        (245,677)        (463)
    Administrative expense...........       (78,842)        (104,046)         (74,496)         (18,334)         (31)
                                        -----------      -----------      -----------      -----------      -------
    Net investment income
     (loss)..........................       882,381       (1,172,327)        (214,899)         165,036         (285)
                                        -----------      -----------      -----------      -----------      -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    12,223,985       29,560,151        8,268,365        3,269,859        2,134
    Cost of investments sold.........    14,863,258       29,560,151        9,493,216        5,092,797        3,172
                                        -----------      -----------      -----------      -----------      -------
       Realized gains (losses)
        on fund shares...............    (2,639,273)              --       (1,224,851)      (1,822,938)      (1,038)
Realized gain distributions..........            --               --          304,254        1,279,137           --
                                        -----------      -----------      -----------      -----------      -------
    Net realized gains
     (losses)........................    (2,639,273)              --         (920,597)        (543,801)      (1,038)
Change in unrealized gains
 (losses)............................     2,058,996               --        3,619,969        1,026,916        5,444
                                        -----------      -----------      -----------      -----------      -------
    Net realized and unrealized
     gains (losses) on
     investments.....................      (580,277)              --        2,699,372          483,115        4,406
                                        -----------      -----------      -----------      -----------      -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $   302,104      $(1,172,327)     $ 2,484,473      $   648,151      $ 4,121
                                        ===========      ===========      ===========      ===========      =======


                                       OPPENHEIMER
                                        VARIABLE
                                      ACCOUNT FUNDS
                                       SUB-ACCOUNT
                                      -------------

                                       OPPENHEIMER
                                        BALANCED
                                      -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $ 29,256
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................    (28,417)
    Administrative expense...........     (2,126)
                                        --------
    Net investment income
     (loss)..........................     (1,287)
                                        --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    357,264
    Cost of investments sold.........    449,775
                                        --------
       Realized gains (losses)
        on fund shares...............    (92,511)
Realized gain distributions..........         --
                                        --------
    Net realized gains
     (losses)........................    (92,511)
Change in unrealized gains
 (losses)............................    318,913
                                        --------
    Net realized and unrealized
     gains (losses) on
     investments.....................    226,402
                                        --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $225,115
                                        ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                       OPPENHEIMER   OPPENHEIMER   OPPENHEIMER    OPPENHEIMER     OPPENHEIMER   OPPENHEIMER
                                        VARIABLE      VARIABLE      VARIABLE        VARIABLE       VARIABLE      VARIABLE
                                      ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS  ACCOUNT FUNDS   ACCOUNT FUNDS ACCOUNT FUNDS
                                       SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                                      ------------- ------------- ------------- ---------------- ------------- -------------
                                       OPPENHEIMER                 OPPENHEIMER    OPPENHEIMER
                                         CAPITAL     OPPENHEIMER     GLOBAL     GLOBAL STRATEGIC  OPPENHEIMER   OPPENHEIMER
                                      APPRECIATION    CORE BOND    SECURITIES     INCOME (BH)     HIGH INCOME   MAIN STREET
                                      ------------- ------------- ------------- ---------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $  7,990      $  29,918    $   62,246       $294,006       $  24,806     $ 26,303
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................    (56,511)       (18,950)      (50,310)       (46,384)         (4,770)     (30,813)
    Administrative expense...........     (4,396)        (1,557)       (4,076)        (3,428)           (389)      (2,285)
                                        --------      ---------    ----------       --------       ---------     --------
    Net investment income
     (loss)..........................    (52,917)         9,411         7,860        244,194          19,647       (6,795)
                                        --------      ---------    ----------       --------       ---------     --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    874,158        395,182     1,133,962        630,764          74,095      491,196
    Cost of investments sold.........    886,729        541,805     1,129,488        575,807         218,648      513,947
                                        --------      ---------    ----------       --------       ---------     --------
       Realized gains (losses)
        on fund shares...............    (12,571)      (146,623)        4,474         54,957        (144,553)     (22,751)
Realized gain distributions..........         --             --            --             --              --           --
                                        --------      ---------    ----------       --------       ---------     --------
    Net realized gains
     (losses)........................    (12,571)      (146,623)        4,474         54,957        (144,553)     (22,751)
Change in unrealized gains
 (losses)............................    368,568        287,855       502,285        129,261         173,530      326,026
                                        --------      ---------    ----------       --------       ---------     --------
    Net realized and unrealized
     gains (losses) on
     investments.....................    355,997        141,232       506,759        184,218          28,977      303,275
                                        --------      ---------    ----------       --------       ---------     --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $303,080      $ 150,643    $  514,619       $428,412       $  48,624     $296,480
                                        ========      =========    ==========       ========       =========     ========

--------
(bh)Previously known as Oppenheimer Strategic Bond

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                                                  OPPENHEIMER      OPPENHEIMER      OPPENHEIMER     OPPENHEIMER
                                                                   VARIABLE         VARIABLE         VARIABLE        VARIABLE
                                 OPPENHEIMER     OPPENHEIMER     ACCOUNT FUNDS    ACCOUNT FUNDS    ACCOUNT FUNDS   ACCOUNT FUNDS
                                  VARIABLE        VARIABLE      (SERVICE SHARES  (SERVICE SHARES  (SERVICE SHARES (SERVICE SHARES
                                ACCOUNT FUNDS   ACCOUNT FUNDS       ("SS"))          ("SS"))          ("SS"))         ("SS"))
                                 SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                                ------------- ----------------- --------------- ----------------- --------------- ---------------
                                 OPPENHEIMER     OPPENHEIMER                       OPPENHEIMER                      OPPENHEIMER
                                 MAIN STREET  SMALL- & MID-C AP   OPPENHEIMER        CAPITAL        OPPENHEIMER       GLOBAL
                                  SMALL CAP      GROWTH (BI)     BALANCED (SS)  APPRECIATION (SS) CORE BOND (SS)  SECURITIES (SS)
                                ------------- ----------------- --------------- ----------------- --------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $ 11,537        $     --        $   205,424      $       --       $   603,886     $  290,472
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk......................    (20,042)        (10,074)          (243,451)       (582,040)         (493,107)      (316,543)
    Administrative
     expense...................     (1,670)           (719)           (33,352)        (79,658)          (69,039)       (43,589)
                                  --------        --------        -----------      ----------       -----------     ----------
    Net investment income
     (loss)....................    (10,175)        (10,793)           (71,379)       (661,698)           41,740        (69,660)
                                  --------        --------        -----------      ----------       -----------     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    684,624         154,168          3,511,682       8,788,366        10,039,535      4,890,255
    Cost of investments
     sold......................    591,450         168,934          4,934,329       8,693,977        12,905,082      5,118,571
                                  --------        --------        -----------      ----------       -----------     ----------
       Realized gains
        (losses) on fund
        shares.................     93,174         (14,766)        (1,422,647)         94,389        (2,865,547)      (228,316)
Realized gain distributions....         --              --                 --              --                --             --
                                  --------        --------        -----------      ----------       -----------     ----------
    Net realized gains
     (losses)..................     93,174         (14,766)        (1,422,647)         94,389        (2,865,547)      (228,316)
Change in unrealized gains
 (losses)......................    242,071         188,958          3,264,950       3,484,834         6,118,163      3,202,212
                                  --------        --------        -----------      ----------       -----------     ----------
    Net realized and
     unrealized gains
     (losses) on
     investments...............    335,245         174,192          1,842,303       3,579,223         3,252,616      2,973,896
                                  --------        --------        -----------      ----------       -----------     ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $325,070        $163,399        $ 1,770,924      $2,917,525       $ 3,294,356     $2,904,236
                                  ========        ========        ===========      ==========       ===========     ==========

--------
(bi)Previously known as Oppenheimer MidCap Fund

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                OPPENHEIMER      OPPENHEIMER      OPPENHEIMER     OPPENHEIMER     OPPENHEIMER
                                  VARIABLE         VARIABLE        VARIABLE        VARIABLE         VARIABLE
                               ACCOUNT FUNDS    ACCOUNT FUNDS    ACCOUNT FUNDS   ACCOUNT FUNDS   ACCOUNT FUNDS
                              (SERVICE SHARES  (SERVICE SHARES  (SERVICE SHARES (SERVICE SHARES (SERVICE SHARES
                                  ("SS"))          ("SS"))          ("SS"))         ("SS"))         ("SS"))
                                SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                              ---------------- ---------------- --------------- --------------- ----------------
                                OPPENHEIMER                       OPPENHEIMER     OPPENHEIMER     OPPENHEIMER
                              GLOBAL STRATEGIC   OPPENHEIMER         MAIN         MAIN STREET   SMALL- & MID-CAP
                              INCOME (SS) (BJ) HIGH INCOME (SS)   STREET (SS)   SMALL CAP (SS)  GROWTH (SS) (BK)
                              ---------------- ---------------- --------------- --------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends....................   $ 8,143,064      $   950,217      $   591,218     $  121,382       $       --
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk....................    (1,362,296)        (214,899)        (900,812)      (396,534)        (141,531)
    Administrative
     expense.................      (187,564)         (29,633)        (122,305)       (53,791)         (18,841)
                                -----------      -----------      -----------     ----------       ----------
    Net investment
     income (loss)...........     6,593,204          705,685         (431,899)      (328,943)        (160,372)
                                -----------      -----------      -----------     ----------       ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales...................    21,025,475        2,943,170       14,535,679      6,509,433        2,297,730
    Cost of investments
     sold....................    20,007,634        6,418,597       15,401,497      6,274,297        2,433,824
                                -----------      -----------      -----------     ----------       ----------
       Realized gains
        (losses) on
        fund shares..........     1,017,841       (3,475,427)        (865,818)       235,136         (136,094)
Realized gain
 distributions...............            --               --               --             --               --
                                -----------      -----------      -----------     ----------       ----------
    Net realized gains
     (losses)................     1,017,841       (3,475,427)        (865,818)       235,136         (136,094)
Change in unrealized gains
 (losses)....................     4,265,156        4,604,330        9,619,991      5,525,640        2,553,841
                                -----------      -----------      -----------     ----------       ----------
    Net realized and
     unrealized gains
     (losses) on
     investments.............     5,282,997        1,128,903        8,754,173      5,760,776        2,417,747
                                -----------      -----------      -----------     ----------       ----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..................   $11,876,201      $ 1,834,588      $ 8,322,274     $5,431,833       $2,257,375
                                ===========      ===========      ===========     ==========       ==========

                                    PIMCO
                                   VARIABLE
                                  INSURANCE
                                    TRUST
                                 SUB-ACCOUNT
                              ------------------

                                 FOREIGN BOND
                              (US DOLLAR-HEDGED)
                              ------------------
NET INVESTMENT
 INCOME (LOSS)
Dividends....................        $ 32
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk....................         (25)
    Administrative
     expense.................          (2)
                                     ----
    Net investment
     income (loss)...........           5
                                     ----
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales...................         953
    Cost of investments
     sold....................         947
                                     ----
       Realized gains
        (losses) on
        fund shares..........           6
Realized gain
 distributions...............          39
                                     ----
    Net realized gains
     (losses)................          45
Change in unrealized gains
 (losses)....................          85
                                     ----
    Net realized and
     unrealized gains
     (losses) on
     investments.............         130
                                     ----
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..................        $135
                                     ====

--------
(bj)Previously known as Oppenheimer Strategic Bond (SS)
(bk)Previously known as Oppenheimer MidCap Fund (SS)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                             PIMCO       PIMCO       PIMCO         PIMCO          PIMCO       PIMCO
                                           VARIABLE    VARIABLE    VARIABLE       VARIABLE      VARIABLE     VARIABLE
                                           INSURANCE   INSURANCE   INSURANCE     INSURANCE      INSURANCE   INSURANCE
                                             TRUST       TRUST       TRUST         TRUST          TRUST       TRUST
                                          SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT SUB-ACCOUNT
                                          ----------- ----------- ----------- ---------------- ----------- ------------
                                                                   PIMCO VIT     PIMCO VIT      PIMCO VIT   PIMCO VIT
                                                         PIMCO     COMMODITY      EMERGING     REAL RETURN TOTAL RETURN
                                             MONEY       TOTAL    REALRETURN    MARKETS BOND    (ADVISOR     (ADVISOR
                                            MARKET      RETURN     STRATEGY   (ADVISOR SHARES)   SHARES)     SHARES)
                                          ----------- ----------- ----------- ---------------- ----------- ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................   $   11       $ 28      $ 651,938      $ 87,522     $  132,523   $  777,477
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........     (316)       (18)       (63,446)      (26,849)      (146,219)    (490,871)
    Administrative expense...............      (23)        (1)        (8,214)       (3,509)       (18,770)     (64,321)
                                            ------       ----      ---------      --------     ----------   ----------
    Net investment income (loss).........     (328)         9        580,278        57,164        (32,466)     222,285
                                            ------       ----      ---------      --------     ----------   ----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    2,093        107        673,421       670,191      2,816,403    9,039,960
    Cost of investments sold.............    2,093         99        832,798       643,168      2,681,008    8,441,717
                                            ------       ----      ---------      --------     ----------   ----------
       Realized gains (losses) on
        fund shares......................       --          8       (159,377)       27,023        135,395      598,243
Realized gain distributions..............       --         33         90,889            --         81,521      946,142
                                            ------       ----      ---------      --------     ----------   ----------
    Net realized gains (losses)..........       --         41        (68,488)       27,023        216,916    1,544,385
Change in unrealized gains (losses)......       --         23        451,021        52,052        416,148      289,086
                                            ------       ----      ---------      --------     ----------   ----------
    Net realized and unrealized gains
     (losses) on investments.............       --         64        382,533        79,075        633,064    1,833,471
                                            ------       ----      ---------      --------     ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS..................   $ (328)      $ 73      $ 962,811      $136,239     $  600,598   $2,055,756
                                            ======       ====      =========      ========     ==========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                          PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                                      VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                      -------------- -------------- -------------- -------------- -------------- --------------
                                       VT AMERICAN                                                  VT GEORGE          VT
                                        GOVERNMENT     VT CAPITAL   VT DIVERSIFIED   VT EQUITY        PUTNAM      GLOBAL ASSET
                                          INCOME     OPPORTUNITIES      INCOME         INCOME     BALANCED (BL)    ALLOCATION
                                      -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $ 3,202,730     $   11,807    $ 6,322,583    $ 1,907,058    $ 4,042,371     $1,849,021
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......     (577,976)       (67,590)      (602,896)    (1,340,322)    (1,060,893)      (447,706)
    Administrative expense...........           --             --           (297)       (71,434)       (51,540)       (28,122)
                                       -----------     ----------    -----------    -----------    -----------     ----------
    Net investment income
     (loss)..........................    2,624,754        (55,783)     5,719,390        495,302      2,929,938      1,373,193
                                       -----------     ----------    -----------    -----------    -----------     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    9,803,387      1,117,564     11,706,813     21,970,695     15,198,058      8,465,426
    Cost of investments sold.........    8,970,252      1,139,349     12,357,083     17,788,055     22,277,324      8,769,945
                                       -----------     ----------    -----------    -----------    -----------     ----------
       Realized gains (losses)
        on fund shares...............      833,135        (21,785)      (650,270)     4,182,640     (7,079,266)      (304,519)
Realized gain distributions..........           --             --             --             --             --             --
                                       -----------     ----------    -----------    -----------    -----------     ----------
    Net realized gains (losses)......      833,135        (21,785)      (650,270)     4,182,640     (7,079,266)      (304,519)
Change in unrealized gains
 (losses)............................   (1,900,749)     1,318,053       (457,952)     5,357,754     10,861,372      2,768,905
                                       -----------     ----------    -----------    -----------    -----------     ----------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (1,067,614)     1,296,268     (1,108,222)     9,540,394      3,782,106      2,464,386
                                       -----------     ----------    -----------    -----------    -----------     ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $ 1,557,140     $1,240,485    $ 4,611,168    $10,035,696    $ 6,712,044     $3,837,579
                                       ===========     ==========    ===========    ===========    ===========     ==========

--------
(bl)Previously known as VT The George Putnam Fund of Boston

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                          PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                                      VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                      -------------- -------------- -------------- -------------- -------------- --------------
                                                           VT             VT
                                        VT GLOBAL    GLOBAL HEALTH      GLOBAL     VT GROWTH AND    VT GROWTH
                                          EQUITY          CARE        UTILITIES        INCOME     OPPORTUNITIES  VT HIGH YIELD
                                      -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $   516,167     $  645,863     $  820,605    $  2,960,110    $   23,705    $ 4,367,144
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................     (309,965)      (452,907)      (277,094)     (2,558,366)     (156,118)      (799,738)
    Administrative expense...........           --         (9,617)        (5,666)        (72,152)          (86)       (60,083)
                                       -----------     ----------     ----------    ------------    ----------    -----------
    Net investment income
     (loss)..........................      206,202        183,339        537,845         329,592      (132,499)     3,507,323
                                       -----------     ----------     ----------    ------------    ----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    5,378,582      7,531,696      4,594,077      42,205,129     2,832,195     15,978,784
    Cost of investments sold.........    8,014,557      7,405,750      5,155,916      61,334,470     3,475,227     16,711,019
                                       -----------     ----------     ----------    ------------    ----------    -----------
       Realized gains (losses)
        on fund shares...............   (2,635,975)       125,946       (561,839)    (19,129,341)     (643,032)      (732,235)
Realized gain distributions..........           --             --             --              --            --             --
                                       -----------     ----------     ----------    ------------    ----------    -----------
    Net realized gains
     (losses)........................   (2,635,975)       125,946       (561,839)    (19,129,341)     (643,032)      (732,235)
Change in unrealized gains
 (losses)............................    4,107,090       (118,805)       (49,336)     40,303,085     2,327,132      3,848,880
                                       -----------     ----------     ----------    ------------    ----------    -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................    1,471,115          7,141       (611,175)     21,173,744     1,684,100      3,116,645
                                       -----------     ----------     ----------    ------------    ----------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $ 1,677,317     $  190,480     $  (73,330)   $ 21,503,336    $1,551,601    $ 6,623,968
                                       ===========     ==========     ==========    ============    ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                          PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                                      VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                      -------------- -------------- -------------- -------------- -------------- --------------
                                                           VT             VT             VT
                                                     INTERNATIONAL  INTERNATIONAL  INTERNATIONAL                       VT
                                        VT INCOME        EQUITY      GROWTH (BM)     VALUE (BN)    VT INVESTORS   MONEY MARKET
                                      -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $14,892,134    $  4,932,776    $  581,796    $   844,565    $   840,507    $    48,694
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......   (1,841,078)     (1,940,111)     (272,714)      (337,019)      (900,669)    (1,789,865)
    Administrative expense...........     (131,644)       (114,948)           --             --        (17,942)      (189,966)
                                       -----------    ------------    ----------    -----------    -----------    -----------
    Net investment income
     (loss)..........................   12,919,412       2,877,717       309,082        507,546        (78,104)    (1,931,137)
                                       -----------    ------------    ----------    -----------    -----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   32,811,935      32,086,359     5,862,181      6,303,416     15,358,377     75,385,235
    Cost of investments sold.........   32,964,970      46,076,524     5,633,058      9,666,360     19,053,123     75,385,235
                                       -----------    ------------    ----------    -----------    -----------    -----------
       Realized gains (losses)
        on fund shares...............     (153,035)    (13,990,165)      229,123     (3,362,944)    (3,694,746)            --
Realized gain distributions..........           --              --            --             --             --             --
                                       -----------    ------------    ----------    -----------    -----------    -----------
    Net realized gains (losses)......     (153,035)    (13,990,165)      229,123     (3,362,944)    (3,694,746)            --
Change in unrealized gains
 (losses)............................   (2,094,609)     20,648,097     1,212,268      3,894,726     11,065,199             --
                                       -----------    ------------    ----------    -----------    -----------    -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (2,247,644)      6,657,932     1,441,391        531,782      7,370,453             --
                                       -----------    ------------    ----------    -----------    -----------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $10,671,768    $  9,535,649    $1,750,473    $ 1,039,328    $ 7,292,349    $(1,931,137)
                                       ===========    ============    ==========    ===========    ===========    ===========

--------
(bm)Previously known as VT International New Opportunities
(bn)Previously known as VT International Growth and Income

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                          PUTNAM          PUTNAM         PUTNAM         PUTNAM          PUTNAM
                                      VARIABLE TRUST  VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST  VARIABLE TRUST
                                        SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                                      --------------- -------------- -------------- -------------- -----------------
                                       VT MULTI-CAP    VT MULTI-CAP                  VT SMALL CAP
                                      GROWTH (BO)(BQ)   VALUE (BP)    VT RESEARCH       VALUE      VT VISTA (BQ)(BR)
                                      --------------- -------------- -------------- -------------- -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $   201,643     $   24,876     $  357,484    $   169,307      $     7,813
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................      (912,630)      (114,092)      (458,327)      (797,315)        (472,625)
    Administrative expense...........       (12,301)            --         (6,160)       (18,648)          (8,569)
                                        -----------     ----------     ----------    -----------      -----------
    Net investment income
     (loss)..........................      (723,288)       (89,216)      (107,003)      (646,656)        (473,381)
                                        -----------     ----------     ----------    -----------      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    17,630,166      2,940,768      8,031,681     11,448,706       54,411,713
    Cost of investments sold.........    22,935,968      3,474,920      8,875,155     14,809,781       53,268,120
                                        -----------     ----------     ----------    -----------      -----------
       Realized gains (losses)
        on fund shares...............    (5,305,802)      (534,152)      (843,474)    (3,361,075)       1,143,593
Realized gain distributions..........            --             --             --             --               --
                                        -----------     ----------     ----------    -----------      -----------
    Net realized gains (losses)......    (5,305,802)      (534,152)      (843,474)    (3,361,075)       1,143,593
Change in unrealized gains
 (losses)............................    20,262,332      2,147,460      5,424,383     15,868,578        5,583,462
                                        -----------     ----------     ----------    -----------      -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................    14,956,530      1,613,308      4,580,909     12,507,503        6,727,055
                                        -----------     ----------     ----------    -----------      -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $14,233,242     $1,524,092     $4,473,906    $11,860,847      $ 6,253,674
                                        ===========     ==========     ==========    ===========      ===========

                                          PUTNAM
                                      VARIABLE TRUST
                                       SUB-ACCOUNT
                                      --------------

                                        VT VOYAGER
                                      --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $ 2,041,102
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................   (2,160,231)
    Administrative expense...........      (91,835)
                                       -----------
    Net investment income
     (loss)..........................     (210,964)
                                       -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   40,669,456
    Cost of investments sold.........   44,434,560
                                       -----------
       Realized gains (losses)
        on fund shares...............   (3,765,104)
Realized gain distributions..........           --
                                       -----------
    Net realized gains (losses)......   (3,765,104)
Change in unrealized gains
 (losses)............................   30,603,343
                                       -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................   26,838,239
                                       -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $26,627,275
                                       ===========

--------
(bo)Previously known as VT New Opportunities
(bp)Previously known as VT Mid Cap Value
(bq)On September 24, 2010 VT Vista merged in to VT Multi-Cap Growth
(br)For the period beginning January 1, 2010 and ended September 23, 2010

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                      THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL    THE UNIVERSAL     THE UNIVERSAL THE UNIVERSAL
                                      INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL    INSTITUTIONAL     INSTITUTIONAL INSTITUTIONAL
                                       FUNDS, INC.   FUNDS, INC.   FUNDS, INC.      FUNDS, INC.       FUNDS, INC.   FUNDS, INC.
                                       SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT
                                      ------------- ------------- ------------- -------------------- ------------- -------------
                                                     VAN KAMPEN    VAN KAMPEN        VAN KAMPEN
                                       VAN KAMPEN     UIF CORE    UIF EMERGING       UIF GLOBAL       VAN KAMPEN    VAN KAMPEN
                                       UIF CAPITAL   PLUS FIXED      MARKETS       TACTICAL ASSET     UIF MID CAP    UIF U.S.
                                         GROWTH        INCOME        EQUITY     ALLOC PORTFOLIO (BS)    GROWTH      REAL ESTATE
                                      ------------- ------------- ------------- -------------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $   36,837     $ 74,249     $  226,811       $   519,779       $       --    $   535,976
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......    (439,748)     (17,488)      (571,339)         (265,723)        (339,932)      (384,854)
    Administrative expense...........     (36,376)      (1,183)       (36,851)          (17,134)         (21,539)       (24,598)
                                       ----------     --------     ----------       -----------       ----------    -----------
    Net investment income
     (loss)..........................    (439,287)      55,578       (381,379)          236,922         (361,471)       126,524
                                       ----------     --------     ----------       -----------       ----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   5,944,529      402,943      6,409,658         4,050,844        4,959,759      5,779,635
    Cost of investments sold.........   4,909,998      426,795      6,241,458         5,256,044        4,780,426      7,332,906
                                       ----------     --------     ----------       -----------       ----------    -----------
       Realized gains (losses)
        on fund shares...............   1,034,531      (23,852)       168,200        (1,205,200)         179,333     (1,553,271)
Realized gain distributions..........          --           --             --                --               --             --
                                       ----------     --------     ----------       -----------       ----------    -----------
    Net realized gains (losses)......   1,034,531      (23,852)       168,200        (1,205,200)         179,333     (1,553,271)
Change in unrealized gains
 (losses)............................   5,027,605       36,208      6,163,059         1,477,760        5,944,221      7,442,503
                                       ----------     --------     ----------       -----------       ----------    -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................   6,062,136       12,356      6,331,259           272,560        6,123,554      5,889,232
                                       ----------     --------     ----------       -----------       ----------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $5,622,849     $ 67,934     $5,949,880       $   509,482       $5,762,083    $ 6,015,756
                                       ==========     ========     ==========       ===========       ==========    ===========

--------
(bs)Previously known as Van Kampen UIF International Magnum

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                         THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL
                                         INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL
                                          FUNDS, INC.   FUNDS, INC.   FUNDS, INC.   FUNDS, INC.   FUNDS, INC.   FUNDS, INC.
                                          (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)     (CLASS II)
                                          SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                         ------------- ------------- ------------- ------------- ------------- --------------
                                                                      VAN KAMPEN
                                          VAN KAMPEN    VAN KAMPEN   UIF EMERGING   VAN KAMPEN    VAN KAMPEN   VAN KAMPEN UIF
                                          UIF CAPITAL  UIF EMERGING     MARKETS     UIF GLOBAL    UIF MID CAP  SMALL COMPANY
                                            GROWTH     MARKETS DEBT     EQUITY       FRANCHISE      GROWTH         GROWTH
                                          (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)     (CLASS II)
                                         ------------- ------------- ------------- ------------- ------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $       --    $  911,312    $  104,361    $   374,352   $        --    $       --
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........    (139,683)     (305,275)     (264,538)      (988,141)     (503,861)     (209,934)
    Administrative expense..............     (18,762)      (41,607)      (34,383)      (129,669)      (65,590)      (26,774)
                                          ----------    ----------    ----------    -----------   -----------    ----------
    Net investment income
     (loss).............................    (158,445)      564,430      (194,560)      (743,458)     (569,451)     (236,708)
                                          ----------    ----------    ----------    -----------   -----------    ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................   2,058,654     5,253,598     5,020,702     19,050,567     9,926,425     2,946,671
    Cost of investments sold............   1,577,629     5,386,108     5,230,391     20,121,607    10,110,861     2,962,779
                                          ----------    ----------    ----------    -----------   -----------    ----------
       Realized gains (losses) on
        fund shares.....................     481,025      (132,510)     (209,689)    (1,071,040)     (184,436)      (16,108)
Realized gain distributions.............          --            --            --             --            --            --
                                          ----------    ----------    ----------    -----------   -----------    ----------
    Net realized gains (losses).........     481,025      (132,510)     (209,689)    (1,071,040)     (184,436)      (16,108)
Change in unrealized gains
 (losses)...............................   1,517,976     1,260,174     3,231,098      9,480,313     9,842,964     3,384,331
                                          ----------    ----------    ----------    -----------   -----------    ----------
    Net realized and unrealized
     gains (losses) on
     investments........................   1,999,001     1,127,664     3,021,409      8,409,273     9,658,528     3,368,223
                                          ----------    ----------    ----------    -----------   -----------    ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $1,840,556    $1,692,094    $2,826,849    $ 7,665,815   $ 9,089,077    $3,131,515
                                          ==========    ==========    ==========    ===========   ===========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                                                  THE UNIVERSAL
                                                                  INSTITUTIONAL
                                                                   FUNDS, INC.
                                                                   (CLASS II)
                                                                   SUB-ACCOUNT
                                                                  -------------
                                                                   VAN KAMPEN
                                                                    UIF U.S.
                                                                   REAL ESTATE
                                                                   (CLASS II)
                                                                  -------------
 NET INVESTMENT INCOME (LOSS)
 Dividends.......................................................  $ 1,044,935
 Charges from Lincoln Benefit Life Company:
     Mortality and expense risk..................................     (748,939)
     Administrative expense......................................     (101,350)
                                                                   -----------
     Net investment income (loss)................................      194,646
                                                                   -----------
 NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
 Realized gains (losses) on fund shares:
     Proceeds from sales.........................................   12,266,919
     Cost of investments sold....................................   15,719,427
                                                                   -----------
        Realized gains (losses) on fund shares...................   (3,452,508)
 Realized gain distributions.....................................           --
                                                                   -----------
     Net realized gains (losses).................................   (3,452,508)
 Change in unrealized gains (losses).............................   16,108,136
                                                                   -----------
     Net realized and unrealized gains (losses) on investments...   12,655,628
                                                                   -----------
 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS...............  $12,850,274
                                                                   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                        ADVANCED                ADVANCED              ADVANCED
                                                      SERIES TRUST            SERIES TRUST          SERIES TRUST
                                                       SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
                                                 ----------------------  ----------------------  ------------------
                                                           AST                                           AST
                                                   ACADEMIC STRATEGIES             AST               AGGRESSIVE
                                                    ASSET ALLOCATION       ADVANCED STRATEGIES    ASSET ALLOCATION
                                                 ----------------------  ----------------------  ------------------
                                                    2010        2009        2010        2009       2010      2009
                                                 ----------  ----------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (57,157) $   44,272  $  (11,993) $   26,435  $ (1,122) $    (78)
Net realized gains (losses).....................     21,514    (607,288)     60,108    (100,516)      274   (12,497)
Change in unrealized gains (losses).............    697,364   1,664,740     198,289     463,192    13,798    34,096
                                                 ----------  ----------  ----------  ----------  --------  --------
Increase (decrease) in net assets from
 operations.....................................    661,721   1,101,724     246,404     389,111    12,950    21,521
                                                 ----------  ----------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................     49,837     137,329      40,591     284,123        --        --
Benefit payments................................         --          --          --          --        --        --
Payments on termination.........................   (188,084)   (310,554)    (91,203)    (26,336)       --      (912)
Contract Maintenance Charge.....................    (17,240)    (12,833)     (8,247)     (5,580)      (59)      (64)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    101,445     116,363      23,047     306,495    (6,072)     (594)
                                                 ----------  ----------  ----------  ----------  --------  --------
Increase (decrease) in net assets from contract
 transactions...................................    (54,042)    (69,695)    (35,812)    558,702    (6,131)   (1,570)
                                                 ----------  ----------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................    607,679   1,032,029     210,592     947,813     6,819    19,951
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  7,097,045   6,065,016   2,312,799   1,364,986   107,053    87,102
                                                 ----------  ----------  ----------  ----------  --------  --------
NET ASSETS AT END OF PERIOD..................... $7,704,724  $7,097,045  $2,523,391  $2,312,799  $113,872  $107,053
                                                 ==========  ==========  ==========  ==========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    830,714     867,264     257,140     188,627    14,383    14,799
       Units issued.............................    135,208     375,660      55,019     178,430     1,187     8,146
       Units redeemed...........................   (146,681)   (412,210)    (61,272)   (109,917)   (2,014)   (8,562)
                                                 ----------  ----------  ----------  ----------  --------  --------
    Units outstanding at end of period..........    819,241     830,714     250,887     257,140    13,556    14,383
                                                 ==========  ==========  ==========  ==========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          ADVANCED           ADVANCED          ADVANCED
                                                        SERIES TRUST       SERIES TRUST      SERIES TRUST
                                                        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                                     -----------------  -----------------  ----------------
                                                            AST                AST                AST
                                                     ALLIANCE BERNSTEIN ALLIANCE BERNSTEIN AMERICAN CENTURY
                                                         CORE VALUE      GROWTH & INCOME    INCOME & GROWTH
                                                     -----------------  -----------------  ----------------
                                                       2010      2009     2010     2009      2010     2009
                                                     --------  -------  -------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $   (162) $   681  $    22  $    194  $   (24) $   119
Net realized gains (losses).........................   (5,544)    (769)     (99)  (17,596)   1,117     (979)
Change in unrealized gains (losses).................    9,650    4,694    1,797    17,574     (605)   1,997
                                                     --------  -------  -------  --------  -------  -------
Increase (decrease) in net assets from operations...    3,944    4,606    1,720       172      488    1,137
                                                     --------  -------  -------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................       --       --       --        --       --       --
Benefit payments....................................       --       --       --        --       --       --
Payments on termination.............................  (12,278)    (865)      --   (14,984)      --       --
Contract Maintenance Charge.........................      (11)     (10)     (13)      (13)      (3)     (11)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    2,902   25,705       --        10   (5,713)  (3,815)
                                                     --------  -------  -------  --------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................   (9,387)  24,830      (13)  (14,987)  (5,716)  (3,826)
                                                     --------  -------  -------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................   (5,443)  29,436    1,707   (14,815)  (5,228)  (2,689)
NET ASSETS AT BEGINNING OF PERIOD...................   51,814   22,378   15,264    30,079    8,428   11,117
                                                     --------  -------  -------  --------  -------  -------
NET ASSETS AT END OF PERIOD......................... $ 46,371  $51,814  $16,971  $ 15,264  $ 3,200  $ 8,428
                                                     ========  =======  =======  ========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........    7,834    4,100    2,175     5,058    1,181    1,808
       Units issued.................................      895    3,892       --        31      381      688
       Units redeemed...............................   (2,405)    (158)      (1)   (2,914)  (1,162)  (1,315)
                                                     --------  -------  -------  --------  -------  -------
    Units outstanding at end of period..............    6,324    7,834    2,174     2,175      400    1,181
                                                     ========  =======  =======  ========  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                         ADVANCED                ADVANCED              ADVANCED
                                                       SERIES TRUST            SERIES TRUST          SERIES TRUST
                                                       SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT
                                                 -----------------------  ----------------------  ------------------
                                                           AST                      AST                   AST
                                                         BALANCED                  BOND                  BOND
                                                     ASSET ALLOCATION         PORTFOLIO 2018        PORTFOLIO 2019
                                                 -----------------------  ----------------------  ------------------
                                                     2010        2009        2010        2009       2010      2009
                                                 -----------  ----------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   (57,778) $    4,651  $   (7,136) $  (15,154) $ (4,910) $ (4,250)
Net realized gains (losses).....................     235,308    (278,048)    103,433      67,797    28,133     2,702
Change in unrealized gains (losses).............     691,338   1,459,784      32,020    (132,716)   10,035    (9,053)
                                                 -----------  ----------  ----------  ----------  --------  --------
Increase (decrease) in net assets from
 operations.....................................     868,868   1,186,387     128,317     (80,073)   33,258   (10,601)
                                                 -----------  ----------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................     187,252   1,108,540          --          --        --        --
Benefit payments................................          --          --          --          --        --        --
Payments on termination.........................    (342,004)    (59,497)    (36,488)         --    (2,790)     (683)
Contract Maintenance Charge.....................     (41,207)    (26,228)       (561)       (605)     (132)     (133)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................     669,509   1,938,542    (167,963)    134,871    57,412   302,624
                                                 -----------  ----------  ----------  ----------  --------  --------
Increase (decrease) in net assets from contract
 transactions...................................     473,550   2,961,357    (205,012)    134,266    54,490   301,808
                                                 -----------  ----------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   1,342,418   4,147,744     (76,695)     54,193    87,748   291,207
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   8,666,804   4,519,060   1,105,384   1,051,191   366,024    74,817
                                                 -----------  ----------  ----------  ----------  --------  --------
NET ASSETS AT END OF PERIOD..................... $10,009,222  $8,666,804  $1,028,689  $1,105,384  $453,772  $366,024
                                                 ===========  ==========  ==========  ==========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period....     971,195     615,959      98,042      86,265    33,023     6,108
       Units issued.............................     276,232     827,012      38,398      90,140    21,830    68,796
       Units redeemed...........................    (234,490)   (471,776)    (53,044)    (78,363)  (17,469)  (41,881)
                                                 -----------  ----------  ----------  ----------  --------  --------
    Units outstanding at end of period..........   1,012,937     971,195      83,396      98,042    37,384    33,023
                                                 ===========  ==========  ==========  ==========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                          ADVANCED          ADVANCED           ADVANCED
                                                        SERIES TRUST      SERIES TRUST       SERIES TRUST
                                                         SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT
                                                     ------------------  -------------- ----------------------
                                                             AST              AST                 AST
                                                            BOND              BOND          CAPITAL GROWTH
                                                       PORTFOLIO 2020    PORTFOLIO 2021    ASSET ALLOCATION
                                                     ------------------  -------------- ----------------------
                                                       2010    2009 (BT)    2010 (A)       2010        2009
                                                     --------  --------- -------------- ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $ (5,461)  $  (10)     $ (1,208)   $  (32,645) $   15,831
Net realized gains (losses).........................   10,768      (23)      (15,598)       42,451    (396,255)
Change in unrealized gains (losses).................    2,000      (90)       (5,046)      599,534   1,368,203
                                                     --------   ------      --------    ----------  ----------
Increase (decrease) in net assets from operations...    7,307     (123)      (21,852)      609,340     987,779
                                                     --------   ------      --------    ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................       --       --            --       119,002     433,057
Benefit payments....................................       --       --            --            --          --
Payments on termination.............................   (6,255)      --       (14,288)     (149,266)   (222,784)
Contract Maintenance Charge.........................     (278)      --            --       (15,640)    (10,486)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  598,068    2,462       336,690       268,260      68,352
                                                     --------   ------      --------    ----------  ----------
Increase (decrease) in net assets from contract
 transactions.......................................  591,535    2,462       322,402       222,356     268,139
                                                     --------   ------      --------    ----------  ----------
INCREASE (DECREASE) IN NET ASSETS...................  598,842    2,339       300,550       831,696   1,255,918
NET ASSETS AT BEGINNING OF PERIOD...................    2,339       --            --     5,664,140   4,408,222
                                                     --------   ------      --------    ----------  ----------
NET ASSETS AT END OF PERIOD......................... $601,181   $2,339      $300,550    $6,495,836  $5,664,140
                                                     ========   ======      ========    ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period........      265       --            --       689,074     661,754
       Units issued.................................  134,051      451        66,596       190,782     444,093
       Units redeemed...............................  (72,150)    (186)      (39,355)     (171,519)   (416,773)
                                                     --------   ------      --------    ----------  ----------
    Units outstanding at end of period..............   62,166      265        27,241       708,337     689,074
                                                     ========   ======      ========    ==========  ==========

--------
(a)For the period beginning January 4, 2010 and ended December 31, 2010
(bt)For the period beginning January 2, 2009 and ended December 31, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                              ADVANCED              ADVANCED             ADVANCED
                            SERIES TRUST          SERIES TRUST         SERIES TRUST
                             SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                         ------------------  ----------------------  ----------------
                                 AST                   AST                  AST
                             CLS GROWTH           CLS MODERATE            COHEN &
                          ASSET ALLOCATION      ASSET ALLOCATION       STEERS REALTY
                         ------------------  ----------------------  ----------------
                           2010      2009       2010        2009       2010     2009
                         --------  --------  ----------  ----------  -------  -------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS
Net investment
 income (loss).......... $ (2,611) $   (979) $  (17,353) $  (15,219) $    72  $   372
Net realized gains
 (losses)...............   14,180    (2,153)     32,447      (6,440)    (614)    (783)
Change in
 unrealized gains
 (losses)...............   20,987    44,689     149,458     296,362    9,122    8,470
                         --------  --------  ----------  ----------  -------  -------
Increase (decrease)
 in net assets from
 operations.............   32,556    41,557     164,552     274,703    8,580    8,059
                         --------  --------  ----------  ----------  -------  -------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits................    5,700   103,123          --     268,379       --       54
Benefit payments........       --        --          --          --       --       --
Payments on
 termination............   (2,233)  (16,590)    (15,308)    (40,925)    (937)    (430)
Contract
 Maintenance Charge.....     (469)     (384)     (4,969)     (3,315)     (28)     (25)
Transfers among the
 sub-accounts and
 with the Fixed
 Account--net...........   99,775    (5,421)     29,306     404,781     (107)   1,230
                         --------  --------  ----------  ----------  -------  -------
Increase (decrease)
 in net assets from
 contract
 transactions...........  102,773    80,728       9,029     628,920   (1,072)     829
                         --------  --------  ----------  ----------  -------  -------
INCREASE (DECREASE)
 IN NET ASSETS..........  135,329   122,285     173,581     903,623    7,508    8,888
NET ASSETS AT
 BEGINNING OF PERIOD....  181,233    58,948   1,649,807     746,184   33,402   24,514
                         --------  --------  ----------  ----------  -------  -------
NET ASSETS AT END
 OF PERIOD.............. $316,562  $181,233  $1,823,388  $1,649,807  $40,910  $33,402
                         ========  ========  ==========  ==========  =======  =======
UNITS OUTSTANDING
   Units
     outstanding at
     beginning of
     period.............   21,556     8,789     184,728     101,548    4,290    4,091
      Units issued......   20,570    23,860      25,435     133,704      419      465
      Units redeemed....   (8,853)  (11,093)    (24,870)    (50,524)    (561)    (266)
                         --------  --------  ----------  ----------  -------  -------
   Units
     outstanding at
     end of period......   33,273    21,556     185,293     184,728    4,148    4,290
                         ========  ========  ==========  ==========  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                         ADVANCED          ADVANCED             ADVANCED
                                                       SERIES TRUST      SERIES TRUST         SERIES TRUST
                                                        SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT
                                                     ----------------  ----------------  ----------------------
                                                            AST               AST                  AST
                                                           DEAM            FEDERATED           FIRST TRUST
                                                      LARGE-CAP VALUE  AGGRESSIVE GROWTH     BALANCED TARGET
                                                     ----------------  ----------------  ----------------------
                                                       2010     2009     2010     2009      2010        2009
                                                     -------  -------  -------  -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $    35  $   (53) $  (155) $  (135) $   (1,264) $   49,036
Net realized gains (losses).........................    (321)    (106)    (112)  (1,928)     90,270    (164,919)
Change in unrealized gains (losses).................   2,010    2,578    3,444    5,219     217,257     539,924
                                                     -------  -------  -------  -------  ----------  ----------
Increase (decrease) in net assets from operations...   1,724    2,419    3,177    3,156     306,263     424,041
                                                     -------  -------  -------  -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................      --      108       --       54      71,242     371,032
Benefit payments....................................      --       --       --       --          --          --
Payments on termination.............................    (944)      --     (571)      --     (81,936)   (309,875)
Contract Maintenance Charge.........................     (13)     (14)     (10)     (14)     (8,742)     (6,388)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    (246)     702     (440)  (3,768)    215,056     355,873
                                                     -------  -------  -------  -------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions.......................................  (1,203)     796   (1,021)  (3,728)    195,620     410,642
                                                     -------  -------  -------  -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS...................     521    3,215    2,156     (572)    501,883     834,683
NET ASSETS AT BEGINNING OF PERIOD...................  16,627   13,412   11,051   11,623   2,679,507   1,844,824
                                                     -------  -------  -------  -------  ----------  ----------
NET ASSETS AT END OF PERIOD......................... $17,148  $16,627  $13,207  $11,051  $3,181,390  $2,679,507
                                                     =======  =======  =======  =======  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   2,342    2,205    1,498    2,062     327,014     274,572
       Units issued.................................     136      513      121      446     141,106     308,083
       Units redeemed...............................    (301)    (376)    (249)  (1,010)   (123,200)   (255,641)
                                                     -------  -------  -------  -------  ----------  ----------
    Units outstanding at end of period..............   2,177    2,342    1,370    1,498     344,920     327,014
                                                     =======  =======  =======  =======  ==========  ==========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                             ADVANCED             ADVANCED       ADVANCED
                                                           SERIES TRUST         SERIES TRUST   SERIES TRUST
                                                            SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT
                                                     ------------------------  -------------- --------------
                                                                AST                 AST             AST
                                                        FIRST TRUST CAPITAL      FOCUS FOUR       GLOBAL
                                                        APPRECIATION TARGET    PLUS PORTFOLIO   REAL ESTATE
                                                     ------------------------  -------------- --------------
                                                         2010         2009       2009 (BU)     2010    2009
                                                     -----------  -----------  -------------- ------  ------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $   (92,075) $    51,011     $   (209)   $    9  $   24
Net realized gains (losses).........................      64,272     (669,282)       4,151       303     134
Change in unrealized gains (losses).................   1,746,074    2,078,860         (422)      (75)    476
                                                     -----------  -----------     --------    ------  ------
Increase (decrease) in net assets from operations...   1,718,271    1,460,589        3,520       237     634
                                                     -----------  -----------     --------    ------  ------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      39,025      362,956        8,211        --      --
Benefit payments....................................          --           --           --        --      --
Payments on termination.............................    (195,349)     (90,118)          --      (827)   (417)
Contract Maintenance Charge.........................     (40,837)     (18,297)         (78)       (2)     (2)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   2,929,986    2,116,647      (24,972)    1,849     852
                                                     -----------  -----------     --------    ------  ------
Increase (decrease) in net assets from contract
 transactions.......................................   2,732,825    2,371,188      (16,839)    1,020     433
                                                     -----------  -----------     --------    ------  ------
INCREASE (DECREASE) IN NET ASSETS...................   4,451,096    3,831,777      (13,319)    1,257   1,067
NET ASSETS AT BEGINNING OF PERIOD...................  10,439,191    6,607,414       13,319     1,507     440
                                                     -----------  -----------     --------    ------  ------
NET ASSETS AT END OF PERIOD......................... $14,890,287  $10,439,191     $     --    $2,764  $1,507
                                                     ===========  ===========     ========    ======  ======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   1,369,319    1,075,207        1,780       184      72
       Units issued.................................   1,021,833    1,017,568        3,066       198     165
       Units redeemed...............................    (722,013)    (723,456)      (4,846)      (95)    (53)
                                                     -----------  -----------     --------    ------  ------
    Units outstanding at end of period..............   1,669,139    1,369,319           --       287     184
                                                     ===========  ===========     ========    ======  ======

--------
(bu)For the period beginning January 1, 2009 and ended November 13, 2009


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                         ADVANCED             ADVANCED          ADVANCED
                                                       SERIES TRUST         SERIES TRUST      SERIES TRUST
                                                        SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                                                     ------------------  -----------------  ---------------
                                                            AST                 AST               AST
                                                       GOLDMAN SACHS       GOLDMAN SACHS     GOLDMAN SACHS
                                                     CONCENTRATED GROWTH   MID-CAP GROWTH   SMALL-CAP VALUE
                                                     ------------------  -----------------  ---------------
                                                        2010      2009     2010      2009     2010    2009
                                                     -------   -------   --------  -------  -------  ------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (526)  $  (510)  $   (648) $  (538) $   (26) $    5
Net realized gains (losses).........................      60      (606)    (2,400)  (3,179)  (1,236)     (8)
Change in unrealized gains (losses).................   4,619    17,903     10,254   22,626      720     534
                                                     -------   -------   --------  -------  -------  ------
Increase (decrease) in net assets from operations...   4,153    16,787      7,206   18,909     (542)    531
                                                     -------   -------   --------  -------  -------  ------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................   1,005     5,557         --       --       --      --
Benefit payments....................................      --        --         --       --       --      --
Payments on termination.............................      --        --    (14,460)    (614)      --      --
Contract Maintenance Charge.........................     (40)      (45)       (15)     (21)      (1)     (1)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................     216    (7,156)       172      707    3,092      --
                                                     -------   -------   --------  -------  -------  ------
Increase (decrease) in net assets from contract
 transactions.......................................   1,181    (1,644)   (14,303)      72    3,091      (1)
                                                     -------   -------   --------  -------  -------  ------
INCREASE (DECREASE) IN NET ASSETS...................   5,334    15,143     (7,097)  18,981    2,549     530
NET ASSETS AT BEGINNING OF PERIOD...................  45,352    30,209     56,853   37,872    2,622   2,092
                                                     -------   -------   --------  -------  -------  ------
NET ASSETS AT END OF PERIOD......................... $50,686   $45,352   $ 49,756  $56,853  $ 5,171  $2,622
                                                     =======   =======   ========  =======  =======  ======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   4,994     4,911      6,004    6,201      273     273
       Units issued.................................     140     1,468        348      372    1,408      --
       Units redeemed...............................      (9)   (1,385)    (1,902)    (569)  (1,250)     --
                                                     -------   -------   --------  -------  -------  ------
    Units outstanding at end of period..............   5,125     4,994      4,450    6,004      431     273
                                                     =======   =======   ========  =======  =======  ======


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                          ADVANCED            ADVANCED            ADVANCED
                                                        SERIES TRUST        SERIES TRUST        SERIES TRUST
                                                         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                                     ------------------  ------------------  ------------------
                                                                                 AST                 AST
                                                             AST           HORIZON GROWTH     HORIZON MODERATE
                                                         HIGH YIELD       ASSET ALLOCATION    ASSET ALLOCATION
                                                     ------------------  ------------------  ------------------
                                                       2010      2009      2010      2009      2010      2009
                                                     --------  --------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $    452  $  1,944  $ (1,764) $ (1,174) $ (4,882) $ (4,153)
Net realized gains (losses).........................    1,538     2,312     8,797    (1,094)   14,389    (2,227)
Change in unrealized gains (losses).................    3,447    11,002     2,618    25,182    36,324    75,973
                                                     --------  --------  --------  --------  --------  --------
Increase (decrease) in net assets from operations...    5,437    15,258     9,651    22,914    45,831    69,593
                                                     --------  --------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................    1,005     5,557        --     2,783     3,891    22,217
Benefit payments....................................       --        --        --        --        --        --
Payments on termination.............................  (14,819)     (910)   (9,769)   (5,689)   (4,806)  (26,927)
Contract Maintenance Charge.........................      (52)      (19)     (596)     (432)   (2,185)   (1,550)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   60,477   (23,709)     (541)   13,430    22,578   149,269
                                                     --------  --------  --------  --------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................   46,611   (19,081)  (10,906)   10,092    19,478   143,009
                                                     --------  --------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................   52,048    (3,823)   (1,255)   33,006    65,309   212,602
NET ASSETS AT BEGINNING OF PERIOD...................   35,054    38,877   139,460   106,454   491,948   279,346
                                                     --------  --------  --------  --------  --------  --------
NET ASSETS AT END OF PERIOD......................... $ 87,102  $ 35,054  $138,205  $139,460  $557,257  $491,948
                                                     ========  ========  ========  ========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    3,369     5,007    15,624    14,892    53,015    36,625
       Units issued.................................    5,518     2,645     9,804    12,211    13,810    40,670
       Units redeemed...............................   (1,386)   (4,283)  (11,630)  (11,479)  (12,257)  (24,280)
                                                     --------  --------  --------  --------  --------  --------
    Units outstanding at end of period..............    7,501     3,369    13,798    15,624    54,568    53,015
                                                     ========  ========  ========  ========  ========  ========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                      ADVANCED             ADVANCED               ADVANCED
                                                    SERIES TRUST         SERIES TRUST           SERIES TRUST
                                                     SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
                                                 ------------------   -----------------   ------------------------
                                                                                                     AST
                                                         AST                 AST                 INVESTMENT
                                                 INTERNATIONAL GROWTH INTERNATIONAL VALUE        GRADE BOND
                                                 ------------------   -----------------   ------------------------
                                                   2010       2009      2010       2009       2010         2009
                                                 --------   --------  --------   -------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   (550)  $    422  $   (342)  $   807  $   129,054  $   (13,493)
Net realized gains (losses).....................   (6,036)   (15,023)   (5,326)   (8,449)     963,042    1,513,657
Change in unrealized gains (losses).............   11,101     34,197    11,677    24,730     (524,306)    (434,599)
                                                 --------   --------  --------   -------  -----------  -----------
Increase (decrease) in net assets from
 operations.....................................    4,515     19,596     6,009    17,088      567,790    1,065,565
                                                 --------   --------  --------   -------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       --         --        --     2,579           --           --
Benefit payments................................       --         --        --        --           --           --
Payments on termination.........................  (20,365)    (9,791)  (12,795)   (6,898)     (68,474)    (376,588)
Contract Maintenance Charge.....................      (45)       (51)      (40)      (40)     (35,802)     (81,960)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   (3,857)     1,931        (1)        2   (3,637,475)  (7,127,814)
                                                 --------   --------  --------   -------  -----------  -----------
Increase (decrease) in net assets from contract
 transactions...................................  (24,267)    (7,911)  (12,836)   (4,357)  (3,741,751)  (7,586,362)
                                                 --------   --------  --------   -------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (19,752)    11,685    (6,827)   12,731   (3,173,961)  (6,520,797)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   75,032     63,347    83,524    70,793    5,203,588   11,724,385
                                                 --------   --------  --------   -------  -----------  -----------
NET ASSETS AT END OF PERIOD..................... $ 55,280   $ 75,032  $ 76,697   $83,524  $ 2,029,627  $ 5,203,588
                                                 ========   ========  ========   =======  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period....   10,299     11,637    11,176    12,217      439,245    1,085,050
       Units issued.............................      322      1,520        --       348      737,213    1,157,584
       Units redeemed...........................   (3,914)    (2,858)   (1,811)   (1,389)  (1,019,539)  (1,803,389)
                                                 --------   --------  --------   -------  -----------  -----------
    Units outstanding at end of period..........    6,707     10,299     9,365    11,176      156,919      439,245
                                                 ========   ========  ========   =======  ===========  ===========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                          ADVANCED            ADVANCED          ADVANCED
                                                        SERIES TRUST        SERIES TRUST      SERIES TRUST
                                                        SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                                                     -------------------  ---------------  -----------------
                                                            AST                                   AST
                                                          JPMORGAN              AST           LORD ABBETT
                                                     INTERNATIONAL EQUITY LARGE-CAP VALUE    BOND-DEBENTURE
                                                     -------------------  ---------------  -----------------
                                                       2010      2009       2010    2009     2010      2009
                                                     -------   --------   -------  ------  --------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (129)  $    929   $     2  $   92  $  2,728  $ 2,012
Net realized gains (losses).........................  (3,174)   (17,055)   (5,219)   (106)     (299)    (307)
Change in unrealized gains (losses).................   5,581     22,548     5,208   1,146     3,590    9,248
                                                     -------   --------   -------  ------  --------  -------
Increase (decrease) in net assets from operations...   2,278      6,422        (9)  1,132     6,019   10,953
                                                     -------   --------   -------  ------  --------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --         --        --      --        --    3,223
Benefit payments....................................      --         --        --      --        --       --
Payments on termination.............................  (9,185)   (16,447)       --      --   (13,621)  (1,276)
Contract Maintenance Charge.........................     (13)       (15)       (1)    (14)      (25)     (21)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   2,431     18,248    (6,909)      1      (536)  17,303
                                                     -------   --------   -------  ------  --------  -------
Increase (decrease) in net assets from contract
 transactions.......................................  (6,767)     1,786    (6,910)    (13)  (14,182)  19,229
                                                     -------   --------   -------  ------  --------  -------
INCREASE (DECREASE) IN NET ASSETS...................  (4,489)     8,208    (6,919)  1,119    (8,163)  30,182
NET ASSETS AT BEGINNING OF PERIOD...................  54,634     46,426     7,514   6,395    58,694   28,512
                                                     -------   --------   -------  ------  --------  -------
NET ASSETS AT END OF PERIOD......................... $50,145   $ 54,634   $   595  $7,514  $ 50,531  $58,694
                                                     =======   ========   =======  ======  ========  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   6,827      7,769     1,157   1,159     5,584    3,605
       Units issued.................................   1,605      2,426        --      --        52    2,115
       Units redeemed...............................  (2,484)    (3,368)   (1,076)     (2)   (1,344)    (136)
                                                     -------   --------   -------  ------  --------  -------
    Units outstanding at end of period..............   5,948      6,827        81   1,157     4,292    5,584
                                                     =======   ========   =======  ======  ========  =======


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                          ADVANCED           ADVANCED          ADVANCED
                                                        SERIES TRUST       SERIES TRUST      SERIES TRUST
                                                        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                                     -----------------  -----------------  ----------------
                                                            AST
                                                          MARSICO              AST                AST
                                                       CAPITAL GROWTH   MFS GLOBAL EQUITY     MFS GROWTH
                                                     -----------------  -----------------  ----------------
                                                       2010      2009     2010     2009      2010     2009
                                                     --------  -------  -------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $   (600) $  (212) $  (279) $  1,037  $  (152) $  (112)
Net realized gains (losses).........................   (3,958)    (646)  (1,742)  (17,370)     (18)     (52)
Change in unrealized gains (losses).................   15,680   12,968    5,847    33,612    1,820    3,015
                                                     --------  -------  -------  --------  -------  -------
Increase (decrease) in net assets from operations...   11,122   12,110    3,826    17,279    1,650    2,851
                                                     --------  -------  -------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................       --    5,157       --        --       --       --
Benefit payments....................................       --       --       --        --       --       --
Payments on termination.............................  (12,651)    (575)  (5,353)       --   (1,374)    (247)
Contract Maintenance Charge.........................      (19)     (19)     (10)      (10)     (15)      (8)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    1,444   16,067       --   (59,404)      --    6,260
                                                     --------  -------  -------  --------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................  (11,226)  20,630   (5,363)  (59,414)  (1,389)   6,005
                                                     --------  -------  -------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................     (104)  32,740   (1,537)  (42,135)     261    8,856
NET ASSETS AT BEGINNING OF PERIOD...................   76,678   43,938   42,647    84,782   15,720    6,864
                                                     --------  -------  -------  --------  -------  -------
NET ASSETS AT END OF PERIOD......................... $ 76,574  $76,678  $41,110  $ 42,647  $15,981  $15,720
                                                     ========  =======  =======  ========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........    9,969    7,288    4,816    12,467    1,882    1,010
       Units issued.................................      404    2,773       --       405       --      931
       Units redeemed...............................   (1,916)     (92)    (620)   (8,056)    (166)     (59)
                                                     --------  -------  -------  --------  -------  -------
    Units outstanding at end of period..............    8,457    9,969    4,196     4,816    1,716    1,882
                                                     ========  =======  =======  ========  =======  =======


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                         ADVANCED             ADVANCED             ADVANCED
                                                       SERIES TRUST         SERIES TRUST         SERIES TRUST
                                                        SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                                     ----------------  ----------------------  ----------------
                                                                                                      AST
                                                        AST MID-CAP           AST MONEY        NEUBERGER BERMAN/
                                                           VALUE               MARKET          LSV MID-CAP VALUE
                                                     ----------------  ----------------------  ----------------
                                                       2010     2009      2010        2009       2010     2009
                                                     -------  -------  ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  (298) $    42  $  (11,284) $  (14,812) $   (45) $   252
Net realized gains (losses).........................    (176)     (19)         --          --     (354)  (2,808)
Change in unrealized gains (losses).................   7,059    5,465          --          --    7,373   12,710
                                                     -------  -------  ----------  ----------  -------  -------
Increase (decrease) in net assets from operations...   6,585    5,488     (11,284)    (14,812)   6,974   10,154
                                                     -------  -------  ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................      --       --      40,526      85,153       --      108
Benefit payments....................................      --       --    (332,423)   (609,951)      --       --
Payments on termination.............................      --       --     (28,720)       (675)  (2,056)    (254)
Contract Maintenance Charge.........................     (14)     (11)       (247)       (141)     (27)     (30)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................     680   16,504    (144,921)    775,398     (649)  (3,354)
                                                     -------  -------  ----------  ----------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................     666   16,493    (465,785)    249,784   (2,732)  (3,530)
                                                     -------  -------  ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................   7,251   21,981    (477,069)    234,972    4,242    6,624
NET ASSETS AT BEGINNING OF PERIOD...................  32,192   10,211   1,249,571   1,014,599   33,957   27,333
                                                     -------  -------  ----------  ----------  -------  -------
NET ASSETS AT END OF PERIOD......................... $39,443  $32,192  $  772,502  $1,249,571  $38,199  $33,957
                                                     =======  =======  ==========  ==========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   3,952    1,711     123,460      98,961    4,276    4,778
       Units issued.................................     720    2,242      55,057     254,892      171      694
       Units redeemed...............................    (697)      (1)   (101,426)   (230,393)    (498)  (1,196)
                                                     -------  -------  ----------  ----------  -------  -------
    Units outstanding at end of period..............   3,975    3,952      77,091     123,460    3,949    4,276
                                                     =======  =======  ==========  ==========  =======  =======


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                         ADVANCED         ADVANCED           ADVANCED
                                                       SERIES TRUST     SERIES TRUST       SERIES TRUST
                                                        SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                                                     ----------------  --------------   ------------------
                                                                                                AST
                                                            AST              AST              NIEMANN
                                                     NEUBERGER BERMAN  NEUBERGER BERMAN   CAPITAL GROWTH
                                                      MID-CAP GROWTH   SMALL-CAP GROWTH  ASSET ALLOCATION
                                                     ----------------  --------------   ------------------
                                                       2010     2009    2010     2009     2010      2009
                                                     -------  -------  ------   ------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (354) $  (324) $  (93)  $  (78) $ (2,432) $ (1,835)
Net realized gains (losses).........................    (835)    (468)    (22)    (524)    7,868     2,561
Change in unrealized gains (losses).................   8,091    7,624   1,348    1,806    16,087    36,803
                                                     -------  -------  ------   ------  --------  --------
Increase (decrease) in net assets from operations...   6,902    6,832   1,233    1,204    21,523    37,529
                                                     -------  -------  ------   ------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --      108      --       54     1,200    41,835
Benefit payments....................................      --       --      --       --        --        --
Payments on termination.............................  (5,289)      --      --       --      (302)   (8,186)
Contract Maintenance Charge.........................     (10)     (11)     (6)      (6)   (1,150)     (799)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    (579)     643    (292)     588    (5,690)   19,676
                                                     -------  -------  ------   ------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  (5,878)     740    (298)     636    (5,942)   52,526
                                                     -------  -------  ------   ------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................   1,024    7,572     935    1,840    15,581    90,055
NET ASSETS AT BEGINNING OF PERIOD...................  31,502   23,930   6,750    4,910   218,111   128,056
                                                     -------  -------  ------   ------  --------  --------
NET ASSETS AT END OF PERIOD......................... $32,526  $31,502  $7,685   $6,750  $233,692  $218,111
                                                     =======  =======  ======   ======  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   4,161    4,052     876      770    24,305    17,042
       Units issued.................................     176      665      79      277     6,464    28,061
       Units redeemed...............................    (956)    (556)   (114)    (171)   (7,446)  (20,798)
                                                     -------  -------  ------   ------  --------  --------
    Units outstanding at end of period..............   3,381    4,161     841      876    23,323    24,305
                                                     =======  =======  ======   ======  ========  ========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          ADVANCED           ADVANCED            ADVANCED
                                                        SERIES TRUST       SERIES TRUST        SERIES TRUST
                                                        SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                                     -----------------  ------------------  ------------------
                                                            AST                 AST                 AST
                                                         PARAMETRIC            PIMCO               PIMCO
                                                      EMERGING MARKETS   LIMITED MATURITY      TOTAL RETURN
                                                           EQUITY              BOND                BOND
                                                     -----------------  ------------------  ------------------
                                                       2010     2009      2010      2009      2010      2009
                                                     -------  --------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  (289) $   (125) $  1,480  $  6,189  $   (559) $  5,451
Net realized gains (losses).........................   3,517     2,267    (2,790)   12,261     9,501     6,293
Change in unrealized gains (losses).................   2,174     7,579     5,059    (5,162)   13,194    12,621
                                                     -------  --------  --------  --------  --------  --------
Increase (decrease) in net assets from operations...   5,402     9,721     3,749    13,288    22,136    24,365
                                                     -------  --------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................      --     1,799        --        --        --     3,223
Benefit payments....................................      --        --        --        --        --        --
Payments on termination.............................  (2,440)  (10,564)  (52,945)  (16,720)  (21,737)  (33,179)
Contract Maintenance Charge.........................     (95)     (107)      (66)      (94)      (96)      (75)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   6,597    22,100     3,019   (21,025)   (4,880)  227,912
                                                     -------  --------  --------  --------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................   4,062    13,228   (49,992)  (37,839)  (26,713)  197,881
                                                     -------  --------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................   9,464    22,949   (46,243)  (24,551)   (4,577)  222,246
NET ASSETS AT BEGINNING OF PERIOD...................  27,645     4,696   159,965   184,516   412,298   190,052
                                                     -------  --------  --------  --------  --------  --------
NET ASSETS AT END OF PERIOD......................... $37,109  $ 27,645  $113,722  $159,965  $407,721  $412,298
                                                     =======  ========  ========  ========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   3,016       840    14,212    17,852    35,360    18,608
       Units issued.................................   2,699     3,362       311     6,430     4,427    30,746
       Units redeemed...............................  (2,347)   (1,186)   (4,678)  (10,070)   (6,734)  (13,994)
                                                     -------  --------  --------  --------  --------  --------
    Units outstanding at end of period..............   3,368     3,016     9,845    14,212    33,053    35,360
                                                     =======  ========  ========  ========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                             ADVANCED              ADVANCED           ADVANCED
                                                           SERIES TRUST          SERIES TRUST       SERIES TRUST
                                                           SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                                     -----------------------  -----------------  --------------------
                                                               AST                   AST                 AST
                                                           PRESERVATION             QMA US       SCHRODERS MULTI-ASSET
                                                         ASSET ALLOCATION        EQUITY ALPHA     WORLD STRATEGIES
                                                     -----------------------  -----------------  --------------------
                                                         2010        2009       2010     2009      2010       2009
                                                     -----------  ----------  -------  --------  --------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $   (15,748) $  (13,639) $  (164) $    706  $ (6,833)  $    257
Net realized gains (losses).........................     337,897     (39,005)    (154)  (15,943)   24,709      2,886
Change in unrealized gains (losses).................     418,793   1,391,623    3,678    23,979    54,863    158,744
                                                     -----------  ----------  -------  --------  --------   --------
Increase (decrease) in net assets from operations...     740,942   1,338,979    3,360     8,742    72,739    161,887
                                                     -----------  ----------  -------  --------  --------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................       2,594   1,748,606       --        --    42,337    221,304
Benefit payments....................................          --          --       --        --        --         --
Payments on termination.............................    (650,220)   (413,573)  (2,359)       --   (20,329)    (4,756)
Contract Maintenance Charge.........................     (30,588)    (23,385)     (12)       (9)   (4,051)    (2,622)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    (530,290)  1,530,423   (1,427)  (50,354)  (74,665)   116,065
                                                     -----------  ----------  -------  --------  --------   --------
Increase (decrease) in net assets from contract
 transactions.......................................  (1,208,504)  2,842,071   (3,798)  (50,363)  (56,708)   329,991
                                                     -----------  ----------  -------  --------  --------   --------
INCREASE (DECREASE) IN NET ASSETS...................    (467,562)  4,181,050     (438)  (41,621)   16,031    491,878
NET ASSETS AT BEGINNING OF PERIOD...................   8,804,850   4,623,800   29,113    70,734   796,823    304,945
                                                     -----------  ----------  -------  --------  --------   --------
NET ASSETS AT END OF PERIOD......................... $ 8,337,288  $8,804,850  $28,675  $ 29,113  $812,854   $796,823
                                                     ===========  ==========  =======  ========  ========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........     895,044     555,571    4,096    11,993    88,820     42,633
       Units issued.................................     125,024     854,566      272     1,616    11,630    101,752
       Units redeemed...............................    (241,485)   (515,093)    (818)   (9,513)  (18,216)   (55,565)
                                                     -----------  ----------  -------  --------  --------   --------
    Units outstanding at end of period..............     778,583     895,044    3,550     4,096    82,234     88,820
                                                     ===========  ==========  =======  ========  ========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                        ADVANCED           ADVANCED             ADVANCED
                                                      SERIES TRUST       SERIES TRUST         SERIES TRUST
                                                       SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT
                                                     --------------   -----------------  ----------------------
                                                                                                   AST
                                                           AST               AST              T. ROWE PRICE
                                                     SMALL-CAP GROWTH  SMALL-CAP VALUE      ASSET ALLOCATION
                                                     --------------   -----------------  ----------------------
                                                      2010     2009     2010     2009       2010        2009
                                                     ------   ------  -------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (25)  $  (18) $  (267) $     44  $  (33,105) $   29,014
Net realized gains (losses).........................    166      (40)     274   (10,811)     77,342    (235,334)
Change in unrealized gains (losses).................    582      535    6,617    13,916     436,118   1,028,477
                                                     ------   ------  -------  --------  ----------  ----------
Increase (decrease) in net assets from operations...    723      477    6,624     3,149     480,355     822,157
                                                     ------   ------  -------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................     --       --       --       108     297,198     447,043
Benefit payments....................................     --       --       --        --          --          --
Payments on termination.............................     --       --     (603)   (7,734)   (255,217)   (113,695)
Contract Maintenance Charge.........................     (3)      (2)     (19)      (21)     (9,902)     (6,460)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   (277)   1,211     (339)    6,529     222,959     689,901
                                                     ------   ------  -------  --------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions.......................................   (280)   1,209     (961)   (1,118)    255,038   1,016,789
                                                     ------   ------  -------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS...................    443    1,686    5,663     2,031     735,393   1,838,946
NET ASSETS AT BEGINNING OF PERIOD...................  2,465      779   27,857    25,826   5,191,616   3,352,670
                                                     ------   ------  -------  --------  ----------  ----------
NET ASSETS AT END OF PERIOD......................... $2,908   $2,465  $33,520  $ 27,857  $5,927,009  $5,191,616
                                                     ======   ======  =======  ========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    294      123    3,387     3,948     571,535     451,295
       Units issued.................................     53      359      108     1,868     168,815     341,473
       Units redeemed...............................    (90)    (188)    (216)   (2,429)   (145,073)   (221,233)
                                                     ------   ------  -------  --------  ----------  ----------
    Units outstanding at end of period..............    257      294    3,279     3,387     595,277     571,535
                                                     ======   ======  =======  ========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          ADVANCED           ADVANCED           ADVANCED
                                                        SERIES TRUST       SERIES TRUST       SERIES TRUST
                                                         SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                                     ------------------  ----------------  ------------------
                                                             AST                AST
                                                        T. ROWE PRICE      T. ROWE PRICE           AST
                                                           GLOBAL            LARGE-CAP        T. ROWE PRICE
                                                            BOND              GROWTH        NATURAL RESOURCES
                                                     ------------------  ----------------  ------------------
                                                       2010      2009      2010     2009     2010      2009
                                                     --------  --------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  1,463  $  4,636  $  (486) $  (364) $ (1,171) $     49
Net realized gains (losses).........................     (590)    3,518      130   (2,001)   (7,711)   17,857
Change in unrealized gains (losses).................    2,971        67    4,144   13,004    28,652    22,540
                                                     --------  --------  -------  -------  --------  --------
Increase (decrease) in net assets from operations...    3,844     8,221    3,788   10,639    19,770    40,446
                                                     --------  --------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................       --     3,277       --       --       502    11,375
Benefit payments....................................       --        --       --       --        --        --
Payments on termination.............................  (24,892)   (5,937)      --       --   (13,575)   (5,465)
Contract Maintenance Charge.........................      (63)      (48)     (16)     (35)      (72)      (75)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    3,306    46,801   (9,403)   6,171   (13,236)    2,418
                                                     --------  --------  -------  -------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  (21,649)   44,093   (9,419)   6,136   (26,381)    8,253
                                                     --------  --------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................  (17,805)   52,314   (5,631)  16,775    (6,611)   48,699
NET ASSETS AT BEGINNING OF PERIOD...................  112,592    60,278   38,595   21,820   130,615    81,916
                                                     --------  --------  -------  -------  --------  --------
NET ASSETS AT END OF PERIOD......................... $ 94,787  $112,592  $32,964  $38,595  $124,004  $130,615
                                                     ========  ========  =======  =======  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    9,952     5,891    4,313    3,688    15,440    14,260
       Units issued.................................      466     4,690       61    1,182     1,771     5,812
       Units redeemed...............................   (2,378)     (629)  (1,153)    (557)   (4,863)   (4,632)
                                                     --------  --------  -------  -------  --------  --------
    Units outstanding at end of period..............    8,040     9,952    3,221    4,313    12,348    15,440
                                                     ========  ========  =======  =======  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                ADVANCED            ADVANCED           ADVANCED
                              SERIES TRUST        SERIES TRUST       SERIES TRUST
                               SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                         ----------------------  -------------- ----------------------
                                                                       FRANKLIN
                                                      AST            TEMPLETON VIP
                                 AST UBS         WESTERN ASSET      FOUNDING FUNDS
                              DYNAMIC ALPHA      CORE PLUS BOND       ALLOCATION
                         ----------------------  -------------- ----------------------
                            2010        2009       2009 (BV)       2010        2009
                         ----------  ----------  -------------- ----------  ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS
Net investment
 income (loss).......... $  (41,496) $  (18,936)      $ --      $   23,271  $   40,446
Net realized gains
 (losses)...............     49,492      83,946         --         134,227    (143,192)
Change in
 unrealized gains
 (losses)...............    166,275     433,391         --          59,702     648,973
                         ----------  ----------       ----      ----------  ----------
Increase (decrease)
 in net assets from
 operations.............    174,271     498,401         --         217,200     546,227
                         ----------  ----------       ----      ----------  ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits................     28,001     340,806         --          47,303     261,160
Benefit payments........         --          --         --              --          --
Payments on
 termination............    (88,439)   (140,362)        --         (70,679)    (45,942)
Contract
 Maintenance Charge.....    (14,207)    (10,363)        --         (16,662)    (11,215)
Transfers among the
 sub-accounts and
 with the Fixed
 Account--net...........    262,682     600,156         --          (2,214)    677,148
                         ----------  ----------       ----      ----------  ----------
Increase (decrease)
 in net assets from
 contract
 transactions...........    188,037     790,237         --         (42,252)    881,151
                         ----------  ----------       ----      ----------  ----------
INCREASE (DECREASE)
 IN NET ASSETS..........    362,308   1,288,638         --         174,948   1,427,378
NET ASSETS AT
 BEGINNING OF PERIOD....  3,403,583   2,114,945         --       3,099,269   1,671,891
                         ----------  ----------       ----      ----------  ----------
NET ASSETS AT END
 OF PERIOD.............. $3,765,891  $3,403,583       $ --      $3,274,217  $3,099,269
                         ==========  ==========       ====      ==========  ==========
UNITS OUTSTANDING
   Units
     outstanding at
     beginning of
     period.............    360,640     269,020         --         363,140     251,264
      Units issued......    121,897     363,052         18         174,265     387,368
      Units redeemed....   (104,805)   (271,432)       (18)       (184,411)   (275,492)
                         ----------  ----------       ----      ----------  ----------
   Units
     outstanding at
     end of period......    377,732     360,640         --         352,994     363,140
                         ==========  ==========       ====      ==========  ==========

--------
(bv)For the period beginning January 7, 2009 and ended December 31, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                        ADVANCED        ADVANCED           ADVANCED
                                                      SERIES TRUST    SERIES TRUST       SERIES TRUST
                                                       SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                                                     --------------  --------------  -------------------
                                                                                           PROFUND
                                                         PROFUND         PROFUND         VP LARGE-CAP
                                                      VP FINANCIALS  VP HEALTH CARE         VALUE
                                                     --------------  --------------  -------------------
                                                     2010  2009 (BW) 2010  2009 (BW)    2010    2009 (BX)
                                                     ----  --------- ----  --------- ---------  ---------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $ (5)  $   (28) $ (5)  $   (22) $     176  $  1,461
Net realized gains (losses).........................   --     2,147    (2)      670      6,161    10,158
Change in unrealized gains (losses).................    3        --    (5)       --     (2,680)    2,680
                                                     ----   -------  ----   -------  ---------  --------
Increase (decrease) in net assets from operations...   (2)    2,119   (12)      648      3,657    14,299
                                                     ----   -------  ----   -------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................  502     2,779   502     2,779         --        --
Benefit payments....................................   --        --    --        --         --        --
Payments on termination.............................   --        --    --        --         --        --
Contract Maintenance Charge.........................   --        --    --        --         --        --
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    1    (4,898)   --    (3,426)  (211,510)  193,554
                                                     ----   -------  ----   -------  ---------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  503    (2,119)  502      (647)  (211,510)  193,554
                                                     ----   -------  ----   -------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS...................  501        --   490         1   (207,853)  207,853
NET ASSETS AT BEGINNING OF PERIOD...................   --        --     1        --    207,853        --
                                                     ----   -------  ----   -------  ---------  --------
NET ASSETS AT END OF PERIOD......................... $501   $    --  $491   $     1  $      --  $207,853
                                                     ====   =======  ====   =======  =========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   --        --    --        --     28,406        --
       Units issued.................................   77       813    49       379      6,432    56,781
       Units redeemed...............................   --      (813)   --      (379)   (34,838)  (28,375)
                                                     ----   -------  ----   -------  ---------  --------
    Units outstanding at end of period..............   77        --    49        --         --    28,406
                                                     ====   =======  ====   =======  =========  ========

--------
(bw)For the period beginning February 27, 2009 and ended December 31, 2009
(bx)For the period beginning July 10, 2009 and ended December 31, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                               ADVANCED         ADVANCED         ADVANCED
                             SERIES TRUST     SERIES TRUST     SERIES TRUST
                              SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           ----------------  -------------  -----------------
                                PROFUND         PROFUND
                              VP MID-CAP        VP TELE-         PROFUND
                                 VALUE       COMMUNICATIONS    VP UTILITIES
                           ----------------  -------------  -----------------
                            2010   2009 (BW) 2010 2009 (BW)   2010   2009 (BY)
                           ------  --------- ---- --------- -------  ---------
  INCREASE (DECREASE)
   IN NET ASSETS FROM
   OPERATIONS
  Net investment
   income (loss).......... $  (46)  $   (2)  $ 10  $   (22) $   461   $   773
  Net realized gains
   (losses)...............     26       10     --      362      270        30
  Change in
   unrealized gains
   (losses)...............    701    1,362     87       --    1,830     2,368
                           ------   ------   ----  -------  -------   -------
  Increase (decrease)
   in net assets from
   operations.............    681    1,370     97      340    2,561     3,171
                           ------   ------   ----  -------  -------   -------
  INCREASE (DECREASE)
   IN NET ASSETS FROM
   CONTRACT
   TRANSACTIONS
  Deposits................     --       --    502    2,779       --        --
  Benefit payments........     --       --     --       --       --        --
  Payments on
   termination............     --       --     --       --   (3,789)     (671)
  Contract
   Maintenance Charge.....     (9)      --     --       --      (26)       --
  Transfers among the
   sub-accounts and
   with the Fixed
   Account--net...........     --    2,285      1   (3,119)  16,614    26,203
                           ------   ------   ----  -------  -------   -------
  Increase (decrease)
   in net assets from
   contract
   transactions...........     (9)   2,285    503     (340)  12,799    25,531
                           ------   ------   ----  -------  -------   -------
  INCREASE (DECREASE)
   IN NET ASSETS..........    672    3,655    600       --   15,360    28,702
  NET ASSETS AT
   BEGINNING OF PERIOD....  3,655       --     --       --   28,702        --
                           ------   ------   ----  -------  -------   -------
  NET ASSETS AT END
   OF PERIOD.............. $4,327   $3,655   $600  $    --  $44,062   $28,702
                           ======   ======   ====  =======  =======   =======
  UNITS OUTSTANDING
     Units
       outstanding at
       beginning of
       period.............    438       --     --       --    3,642        --
        Units issued......     --      438     68      439    2,193     3,732
        Units redeemed....     (1)      --     --     (439)    (478)      (90)
                           ------   ------   ----  -------  -------   -------
     Units
       outstanding at
       end of period......    437      438     68       --    5,357     3,642
                           ======   ======   ====  =======  =======   =======

--------
(bw)For the period beginning February 27, 2009 and ended December 31, 2009
(by)For the period beginning March 06, 2009 and ended December 31, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                  ALLIANCE                   ALLIANCE                   ALLIANCE
                                             BERNSTEIN VARIABLE         BERNSTEIN VARIABLE         BERNSTEIN VARIABLE
                                             PRODUCT SERIES FUND        PRODUCT SERIES FUND        PRODUCT SERIES FUND
                                                 SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          ------------------------  --------------------------  ------------------------
                                                  ALLIANCE            ALLIANCE BERNSTEIN VPS     ALLIANCE BERNSTEIN VPS
                                            BERNSTEIN VPS GROWTH          GROWTH & INCOME          INTERNATIONAL VALUE
                                          ------------------------  --------------------------  ------------------------
                                              2010         2009         2010          2009          2010         2009
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (426,647) $  (421,494) $ (1,197,887) $  1,353,617  $   195,133  $  (124,675)
Net realized gains (losses)..............       5,846   (1,073,282)   (4,465,873)   (7,354,828)  (1,561,063)  (3,570,253)
Change in unrealized gains (losses)......   3,591,488    8,500,633    13,071,892    18,261,334    1,965,294    9,677,749
                                          -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   3,170,687    7,005,857     7,408,132    12,260,123      599,364    5,982,821
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       2,368        6,239        96,413        51,235        3,407        2,059
Benefit payments.........................    (506,687)    (687,410)   (1,593,608)   (2,274,671)    (392,236)    (348,190)
Payments on termination..................  (2,686,086)  (2,002,398)   (6,115,684)   (5,566,717)  (2,451,057)  (1,489,483)
Contract Maintenance Charge..............     (71,912)     (81,005)      (97,107)     (110,261)    (101,318)    (116,389)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (1,131,161)     (47,954)   (2,627,279)   (2,517,431)     418,758   (1,682,658)
                                          -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (4,393,478)  (2,812,528)  (10,337,265)  (10,417,845)  (2,522,446)  (3,634,661)
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,222,791)   4,193,329    (2,929,133)    1,842,278   (1,923,082)   2,348,160
NET ASSETS AT BEGINNING OF
 PERIOD..................................  28,380,366   24,187,037    76,440,408    74,598,130   22,856,943   20,508,783
                                          -----------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $27,157,575  $28,380,366  $ 73,511,275  $ 76,440,408  $20,933,861  $22,856,943
                                          ===========  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   3,442,288    3,865,908     7,865,531     9,098,062    2,299,100    2,725,634
       Units issued......................      68,292      314,624       168,461       380,248      278,976      385,655
       Units redeemed....................    (564,613)    (738,244)   (1,224,743)   (1,612,779)    (526,007)    (812,189)
                                          -----------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................   2,945,967    3,442,288     6,809,249     7,865,531    2,052,069    2,299,100
                                          ===========  ===========  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                         ALLIANCE                  ALLIANCE                 ALLIANCE
                                                    BERNSTEIN VARIABLE        BERNSTEIN VARIABLE       BERNSTEIN VARIABLE
                                                    PRODUCT SERIES FUND       PRODUCT SERIES FUND     PRODUCT SERIES FUND
                                                        SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
                                                 ------------------------  ------------------------  ----------------------
                                                  ALLIANCE BERNSTEIN VPS    ALLIANCE BERNSTEIN VPS   ALLIANCE BERNSTEIN VPS
                                                     LARGE CAP GROWTH         SMALL/MID CAP VALUE        UTILITY INCOME
                                                 ------------------------  ------------------------  ----------------------
                                                     2010         2009         2010         2009           2009 (BZ)
                                                 -----------  -----------  -----------  -----------  ----------------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $  (288,453) $  (336,702) $  (350,180) $  (187,719)      $   132,414
Net realized gains (losses).....................      15,680     (808,690)    (142,595)  (1,018,398)       (1,596,636)
Change in unrealized gains (losses).............   1,730,774    7,339,820    6,055,299    8,844,055         1,752,896
                                                 -----------  -----------  -----------  -----------       -----------
Increase (decrease) in net assets from
 operations.....................................   1,458,001    6,194,428    5,562,524    7,637,938           288,674
                                                 -----------  -----------  -----------  -----------       -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................       5,942       10,134       80,140        2,303                --
Benefit payments................................    (443,764)    (474,170)    (400,828)    (536,660)          (72,701)
Payments on termination.........................  (2,263,247)  (1,588,163)  (3,300,360)  (1,966,037)         (244,235)
Contract Maintenance Charge.....................     (23,689)     (26,234)    (119,653)    (122,396)          (13,059)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................    (528,037)    (759,984)    (798,694)  (1,397,649)       (4,149,184)
                                                 -----------  -----------  -----------  -----------       -----------
Increase (decrease) in net assets from contract
 transactions...................................  (3,252,795)  (2,838,417)  (4,539,395)  (4,020,439)       (4,479,179)
                                                 -----------  -----------  -----------  -----------       -----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (1,794,794)   3,356,011    1,023,129    3,617,499        (4,190,505)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  22,723,395   19,367,384   25,088,543   21,471,044         4,190,505
                                                 -----------  -----------  -----------  -----------       -----------
NET ASSETS AT END OF PERIOD..................... $20,928,601  $22,723,395  $26,111,672  $25,088,543       $        --
                                                 ===========  ===========  ===========  ===========       ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................   3,398,290    3,924,336    1,511,438    1,815,255           423,573
       Units issued.............................     116,188      267,934       60,898       75,475            34,366
       Units redeemed...........................    (630,918)    (793,980)    (309,717)    (379,292)         (457,939)
                                                 -----------  -----------  -----------  -----------       -----------
    Units outstanding at end of period..........   2,883,560    3,398,290    1,262,619    1,511,438                --
                                                 ===========  ===========  ===========  ===========       ===========

--------
(bz)For the period beginning January 1, 2009 and ended September 25, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                            ALLIANCE              AMERICAN          AMERICAN
                                                       BERNSTEIN VARIABLE     CENTURY VARIABLE  CENTURY VARIABLE
                                                       PRODUCT SERIES FUND    PORTFOLIOS, INC.  PORTFOLIOS, INC.
                                                           SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
                                                     ----------------------  -----------------  ----------------
                                                            ALLIANCE          AMERICAN CENTURY  AMERICAN CENTURY
                                                       BERNSTEIN VPS VALUE      VP BALANCED     VP INTERNATIONAL
                                                     ----------------------  -----------------  ----------------
                                                        2010        2009       2010      2009       2010 (B)
                                                     ----------  ----------  --------  -------  ----------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $    2,108  $   30,419  $     36  $   700       $   41
Net realized gains (losses).........................   (147,462)   (243,563)   (1,893)    (179)           2
Change in unrealized gains (losses).................    335,781     593,078     2,816    1,953          636
                                                     ----------  ----------  --------  -------       ------
Increase (decrease) in net assets from operations...    190,427     379,934       959    2,474          679
                                                     ----------  ----------  --------  -------       ------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................         --      (1,000)       --       --           --
Benefit payments....................................    (18,368)    (42,353)       --       --           --
Payments on termination.............................   (220,092)   (166,624)     (617)    (540)          --
Contract Maintenance Charge.........................     (9,703)    (10,634)       --       (9)          (4)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   (102,245)    184,999    (9,521)      (1)       4,210
                                                     ----------  ----------  --------  -------       ------
Increase (decrease) in net assets from contract
 transactions.......................................   (350,408)    (35,612)  (10,138)    (550)       4,206
                                                     ----------  ----------  --------  -------       ------
INCREASE (DECREASE) IN NET ASSETS...................   (159,981)    344,322    (9,179)   1,924        4,885
NET ASSETS AT BEGINNING OF PERIOD...................  2,257,867   1,913,545    19,829   17,905           --
                                                     ----------  ----------  --------  -------       ------
NET ASSETS AT END OF PERIOD......................... $2,097,886  $2,257,867  $ 10,650  $19,829       $4,885
                                                     ==========  ==========  ========  =======       ======
UNITS OUTSTANDING
    Units outstanding at beginning of period........    272,285     274,118     1,410    1,449           --
       Units issued.................................     11,015      63,567        --       --          322
       Units redeemed...............................    (52,185)    (65,400)     (722)     (39)          --
                                                     ----------  ----------  --------  -------       ------
    Units outstanding at end of period..............    231,115     272,285       688    1,410          322
                                                     ==========  ==========  ========  =======       ======

--------
(b)For the period beginning January 27, 2010 and ended December 31, 2010

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          DREYFUS
                                                     SOCIALLY RESPONSIBLE     DREYFUS STOCK      DREYFUS VARIABLE
                                                     GROWTH FUND, INC.         INDEX FUND         INVESTMENT FUND
                                                        SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
                                                     -------------------  --------------------  ------------------
                                                          DREYFUS
                                                         SOCIALLY
                                                        RESPONSIBLE           DREYFUS STOCK
                                                        GROWTH FUND            INDEX FUND       VIF GROWTH & INCOME
                                                     -------------------  --------------------  ------------------
                                                       2010       2009       2010       2009      2010      2009
                                                      -------   -------   ---------  ---------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $   (97)   $   (85)  $   1,715  $   3,206  $   (270) $    (66)
Net realized gains (losses).........................  (2,520)    (1,776)      2,100    (17,513)   (3,300)  (13,917)
Change in unrealized gains (losses).................   4,619      8,477      58,302    120,870    22,524    41,357
                                                      -------   -------   ---------  ---------  --------  --------
Increase (decrease) in net assets from operations...   2,002      6,616      62,117    106,563    18,954    27,374
                                                      -------   -------   ---------  ---------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................      --         --          --        150        --        --
Benefit payments....................................      --         --      (2,620)    (3,090)       --        --
Payments on termination.............................      --     (4,374)    (97,679)  (143,869)  (14,743)  (24,849)
Contract Maintenance Charge.........................      (9)       (21)       (386)      (452)     (106)     (135)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  (8,159)     2,296     (16,102)     2,485      (170)     (460)
                                                      -------   -------   ---------  ---------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  (8,168)    (2,099)   (116,787)  (144,776)  (15,019)  (25,444)
                                                      -------   -------   ---------  ---------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................  (6,166)     4,517     (54,670)   (38,213)    3,935     1,930
NET ASSETS AT BEGINNING OF PERIOD...................  24,519     20,002     527,106    565,319   121,858   119,928
                                                      -------   -------   ---------  ---------  --------  --------
NET ASSETS AT END OF PERIOD......................... $18,353    $24,519   $ 472,436  $ 527,106  $125,793  $121,858
                                                      =======   =======   =========  =========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   2,851      3,113      53,438     72,839    12,829    15,914
       Units issued.................................      --        643       4,568      4,811        --       811
       Units redeemed...............................    (936)      (905)    (15,907)   (24,212)   (1,436)   (3,896)
                                                      -------   -------   ---------  ---------  --------  --------
    Units outstanding at end of period..............   1,915      2,851      42,099     53,438    11,393    12,829
                                                      =======   =======   =========  =========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                    DREYFUS VARIABLE
                                                     INVESTMENT FUND     DWS VARIABLE SERIES I  DWS VARIABLE SERIES I
                                                       SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
                                                 ----------------------  --------------------  ----------------------
                                                           VIF                                           DWS
                                                      MONEY MARKET         DWS BOND VIP A       CAPITAL GROWTH VIP A
                                                 ----------------------  --------------------  ----------------------
                                                    2010        2009       2010       2009        2010        2009
                                                 ----------  ----------  --------   --------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $  (12,642) $  (24,112) $ 19,172   $ 36,330   $    2,578  $    6,485
Net realized gains (losses).....................         --          --   (28,568)    (3,954)      25,740     (38,340)
Change in unrealized gains (losses).............         --          --    41,679     11,325      135,218     301,738
                                                 ----------  ----------  --------   --------   ----------  ----------
Increase (decrease) in net assets from
 operations.....................................    (12,642)    (24,112)   32,283     43,701      163,536     269,883
                                                 ----------  ----------  --------   --------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................     71,065       3,228        --         --        1,500       2,200
Benefit payments................................    102,051      75,110    (2,307)       984       (4,050)     (1,186)
Payments on termination.........................   (464,271)   (939,374)  (20,950)   (10,123)    (275,523)    (18,560)
Contract Maintenance Charge.....................       (384)       (621)       --         --           --          --
Transfers among the sub-accounts and with
 the Fixed Account--net.........................    (57,171)    212,772    (7,385)    20,639       15,902     (16,773)
                                                 ----------  ----------  --------   --------   ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................   (348,710)   (648,885)  (30,642)    11,500     (262,171)    (34,319)
                                                 ----------  ----------  --------   --------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (361,352)   (672,997)    1,641     55,201      (98,635)    235,564
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  1,064,241   1,737,238   524,304    469,103    1,267,966   1,032,402
                                                 ----------  ----------  --------   --------   ----------  ----------
NET ASSETS AT END OF PERIOD..................... $  702,889  $1,064,241  $525,945   $524,304   $1,169,331  $1,267,966
                                                 ==========  ==========  ========   ========   ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................     97,043     156,203    40,060     39,173      118,804     121,831
       Units issued.............................     39,695     265,183    15,665      1,923       10,170      13,804
       Units redeemed...........................    (72,139)   (324,343)  (17,837)    (1,036)     (34,436)    (16,831)
                                                 ----------  ----------  --------   --------   ----------  ----------
    Units outstanding at end of period..........     64,599      97,043    37,888     40,060       94,538     118,804
                                                 ==========  ==========  ========   ========   ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                  DWS VARIABLE SERIES I  DWS VARIABLE SERIES I DWS VARIABLE SERIES I
                                                       SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                                 ----------------------  -------------------   -------------------
                                                       DWS GLOBAL           DWS GROWTH AND      DWS INTERNATIONAL
                                                   OPPORTUNITIES VIP A       INCOME VIP A             VIP A
                                                 ----------------------  -------------------   -------------------
                                                    2010        2009        2010       2009       2010       2009
                                                 ----------  ----------  ---------   --------  ---------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   (3,655) $    8,273  $   4,261   $  5,771  $   7,215   $ 16,704
Net realized gains (losses).....................       (353)    (26,664)   (46,842)   (27,174)   (58,127)   (18,890)
Change in unrealized gains (losses).............    258,843     368,460     92,058    139,795     41,605    131,247
                                                 ----------  ----------  ---------   --------  ---------   --------
Increase (decrease) in net assets from
 operations.....................................    254,835     350,069     49,477    118,392     (9,307)   129,061
                                                 ----------  ----------  ---------   --------  ---------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................      4,880       2,380         --         --      1,080      1,680
Benefit payments................................    (16,182)        (42)    (2,232)      (108)    (3,971)      (489)
Payments on termination.........................   (176,639)     (1,330)   (75,815)   (36,691)   (69,422)   (22,072)
Contract Maintenance Charge.....................         --          --         --         --         --         --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    (76,165)     (6,307)   (24,559)     4,024    (57,023)       514
                                                 ----------  ----------  ---------   --------  ---------   --------
Increase (decrease) in net assets from contract
 transactions...................................   (264,106)     (5,299)  (102,606)   (32,775)  (129,336)   (20,367)
                                                 ----------  ----------  ---------   --------  ---------   --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................     (9,271)    344,770    (53,129)    85,617   (138,643)   108,694
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  1,099,883     755,113    472,190    386,573    524,089    415,395
                                                 ----------  ----------  ---------   --------  ---------   --------
NET ASSETS AT END OF PERIOD..................... $1,090,612  $1,099,883  $ 419,061   $472,190  $ 385,446   $524,089
                                                 ==========  ==========  =========   ========  =========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................     53,809      54,345     50,922     55,505     46,467     48,803
       Units issued.............................      5,517       4,619      6,467        569        161        678
       Units redeemed...........................    (16,888)     (5,155)   (17,602)    (5,152)   (12,719)    (3,014)
                                                 ----------  ----------  ---------   --------  ---------   --------
    Units outstanding at end of period..........     42,438      53,809     39,787     50,922     33,909     46,467
                                                 ==========  ==========  =========   ========  =========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 DWS VARIABLE SERIES II  DWS VARIABLE SERIES II DWS VARIABLE SERIES II
                                                       SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                                 ----------------------  --------------------   ---------------------
                                                                                  DWS              DWS SMALL CAP
                                                  DWS BALANCED VIP A II  MONEY MARKET VIP A II    GROWTH VIP A II
                                                 ----------------------  --------------------   ---------------------
                                                    2010        2009        2010        2009      2010        2009
                                                 ----------  ----------  ---------   ---------   --------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   34,971  $   42,743  $  (3,386)  $  (2,050) $ (2,370)   $ (1,983)
Net realized gains (losses).....................       (187)    (17,124)        --          --   (15,002)     (5,838)
Change in unrealized gains (losses).............    116,215     269,869         --          --    96,083     105,981
                                                 ----------  ----------  ---------   ---------   --------   --------
Increase (decrease) in net assets from
 operations.....................................    150,999     295,488     (3,386)     (2,050)   78,711      98,160
                                                 ----------  ----------  ---------   ---------   --------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................         --          --         --          --       540         540
Benefit payments................................     (9,756)    (28,213)        --          --    (5,845)         --
Payments on termination.........................   (317,709)    (35,246)   (15,732)   (101,745)  (62,343)     (2,737)
Contract Maintenance Charge.....................         --          --         --          --        --          --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................     18,179      16,803   (221,971)   (235,407)    9,681        (131)
                                                 ----------  ----------  ---------   ---------   --------   --------
Increase (decrease) in net assets from contract
 transactions...................................   (309,286)    (46,656)  (237,703)   (337,152)  (57,967)     (2,328)
                                                 ----------  ----------  ---------   ---------   --------   --------
INCREASE (DECREASE) IN NET ASSETS...............   (158,287)    248,832   (241,089)   (339,202)   20,744      95,832
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  1,600,620   1,351,788    596,046     935,248   346,822     250,990
                                                 ----------  ----------  ---------   ---------   --------   --------
NET ASSETS AT END OF PERIOD..................... $1,442,333  $1,600,620  $ 354,957   $ 596,046  $367,566    $346,822
                                                 ==========  ==========  =========   =========   ========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    149,344     154,572     55,955      87,449    38,752      39,149
       Units issued.............................      3,007       3,384     15,255       7,550     6,275         814
       Units redeemed...........................    (30,470)     (8,612)   (37,635)    (39,044)  (13,057)     (1,211)
                                                 ----------  ----------  ---------   ---------   --------   --------
    Units outstanding at end of period..........    121,881     149,344     33,575      55,955    31,970      38,752
                                                 ==========  ==========  =========   =========   ========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                                                        FIDELITY VARIABLE
                                                         FEDERATED             FIDELITY VARIABLE       INSURANCE PRODUCTS
                                                     INSURANCE SERIES       INSURANCE PRODUCTS FUND           FUND
                                                        SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                                 ------------------------  ------------------------  ----------------------
                                                         FEDERATED
                                                    PRIME MONEY FUND II         VIP CONTRAFUND          VIP EQUITY-INCOME
                                                 ------------------------  ------------------------  ----------------------
                                                     2010         2009         2010         2009        2010        2009
                                                 -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (194,464) $  (154,856) $   (13,195) $       989  $    3,384  $    9,761
Net realized gains (losses).....................          --           --     (264,017)    (977,682)    (74,627)   (140,140)
Change in unrealized gains (losses).............          --           --    1,197,876    2,840,379     206,521     422,444
                                                 -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 operations.....................................    (194,464)    (154,856)     920,664    1,863,686     135,278     292,065
                                                 -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       8,683       17,186       36,413       28,530         400         605
Benefit payments................................    (836,215)    (462,246)     (62,617)     (65,782)    (75,200)    (19,988)
Payments on termination.........................  (3,139,727)  (4,281,688)  (1,367,997)  (1,201,109)   (150,061)   (141,139)
Contract Maintenance Charge.....................     (10,219)      (8,330)      (6,066)      (6,416)       (630)       (670)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    (581,128)  13,292,837     (121,682)      99,537     (47,526)    134,456
                                                 -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................  (4,558,606)   8,557,759   (1,521,949)  (1,145,240)   (273,017)    (26,736)
                                                 -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (4,753,070)   8,402,903     (601,285)     718,446    (137,739)    265,329
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  15,994,582    7,591,679    7,153,226    6,434,780   1,224,839     959,510
                                                 -----------  -----------  -----------  -----------  ----------  ----------
NET ASSETS AT END OF PERIOD..................... $11,241,512  $15,994,582  $ 6,551,941  $ 7,153,226  $1,087,100  $1,224,839
                                                 ===========  ===========  ===========  ===========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................   1,287,483      627,765      526,191      629,773     109,366     108,753
       Units issued.............................      52,241    1,231,496       34,865       83,709       5,258      24,868
       Units redeemed...........................    (422,909)    (571,778)    (144,100)    (187,291)    (28,825)    (24,255)
                                                 -----------  -----------  -----------  -----------  ----------  ----------
    Units outstanding at end of period..........     916,815    1,287,483      416,956      526,191      85,799     109,366
                                                 ===========  ===========  ===========  ===========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                    FIDELITY VARIABLE       FIDELITY VARIABLE       FIDELITY VARIABLE
                                                 INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND
                                                       SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
                                                 ----------------------  ----------------------  ----------------------
                                                       VIP GROWTH            VIP HIGH INCOME          VIP INDEX 500
                                                 ----------------------  ----------------------  ----------------------
                                                    2010        2009        2010        2009        2010        2009
                                                 ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (36,613) $  (29,145) $   77,438  $   78,320  $   26,091  $   55,231
Net realized gains (losses).....................   (181,565)   (424,595)    (27,380)   (158,365)     72,533    (210,347)
Change in unrealized gains (losses).............    867,975   1,196,871      96,864     523,630     524,321   1,275,854
                                                 ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations.....................................    649,797     743,131     146,922     443,585     622,945   1,120,738
                                                 ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................     27,624      25,500       4,316       3,401      32,893      27,193
Benefit payments................................    (12,429)    (31,837)    (16,937)    (65,578)    (33,939)    (54,757)
Payments on termination.........................   (590,582)   (426,802)   (223,302)   (294,413)   (819,480)   (816,715)
Contract Maintenance Charge.....................     (4,584)     (4,743)     (1,035)     (1,028)     (4,585)     (4,727)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    (35,485)    (82,576)     34,961     (34,307)     56,869     274,160
                                                 ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................   (615,456)   (520,458)   (201,997)   (391,925)   (768,242)   (574,846)
                                                 ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................     34,341     222,673     (55,075)     51,660    (145,297)    545,892
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  3,486,293   3,263,620   1,314,249   1,262,589   5,253,246   4,707,354
                                                 ----------  ----------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF PERIOD..................... $3,520,634  $3,486,293  $1,259,174  $1,314,249  $5,107,949  $5,253,246
                                                 ==========  ==========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    460,281     540,382     114,666     156,146     621,923     689,822
       Units issued.............................     38,404      59,955      12,311       8,128      29,526     127,743
       Units redeemed...........................   (114,977)   (140,056)    (29,096)    (49,608)   (115,540)   (195,642)
                                                 ----------  ----------  ----------  ----------  ----------  ----------
    Units outstanding at end of period..........    383,708     460,281      97,881     114,666     535,909     621,923
                                                 ==========  ==========  ==========  ==========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                                                     FIDELITY
                                                                                                     VARIABLE
                                                                                                     INSURANCE
                                                    FIDELITY VARIABLE       FIDELITY VARIABLE      PRODUCTS FUND
                                                 INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND (SERVICE CLASS 2)
                                                       SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT
                                                 ----------------------  ----------------------  ----------------
                                                                                                     VIP ASSET
                                                           VIP                                    MANAGER GROWTH
                                                  INVESTMENT GRADE BOND       VIP OVERSEAS       (SERVICE CLASS 2)
                                                 ----------------------  ----------------------  ----------------
                                                    2010        2009        2010        2009       2010     2009
                                                 ----------  ----------  ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   45,092  $  188,646  $      494  $   10,247  $  (579) $   (10)
Net realized gains (losses).....................     47,526     (39,693)    (83,942)   (172,699)   1,164      164
Change in unrealized gains (losses).............     50,752     166,875     209,554     452,139   11,259   25,158
                                                 ----------  ----------  ----------  ----------  -------  -------
Increase (decrease) in net assets from
 operations.....................................    143,370     315,828     126,106     289,687   11,844   25,312
                                                 ----------  ----------  ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................      6,269       9,255      13,780       8,292       --       --
Benefit payments................................    (61,833)    (31,545)     (3,801)     (2,524)      --       --
Payments on termination.........................   (549,089)   (418,564)   (176,418)   (234,465)  (4,631)      --
Contract Maintenance Charge.....................     (1,883)     (1,706)     (1,397)     (1,555)      --       --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    158,180     (97,217)     34,758     (10,408)      --   22,974
                                                 ----------  ----------  ----------  ----------  -------  -------
Increase (decrease) in net assets from contract
 transactions...................................   (448,356)   (539,777)   (133,078)   (240,660)  (4,631)  22,974
                                                 ----------  ----------  ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (304,986)   (223,949)     (6,972)     49,027    7,213   48,286
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  2,375,645   2,599,594   1,486,137   1,437,110   88,045   39,759
                                                 ----------  ----------  ----------  ----------  -------  -------
NET ASSETS AT END OF PERIOD..................... $2,070,659  $2,375,645  $1,479,165  $1,486,137  $95,258  $88,045
                                                 ==========  ==========  ==========  ==========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period....    147,457     184,295     143,018     171,538    8,576    5,013
       Units issued.............................     17,822      26,534      21,618      20,337       --    3,563
       Units redeemed...........................    (44,528)    (63,372)    (36,602)    (48,857)    (457)      --
                                                 ----------  ----------  ----------  ----------  -------  -------
    Units outstanding at end of period..........    120,751     147,457     128,034     143,018    8,119    8,576
                                                 ==========  ==========  ==========  ==========  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                              FIDELITY VARIABLE         FIDELITY VARIABLE       FIDELITY VARIABLE
                                           INSURANCE PRODUCTS FUND   INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND
                                              (SERVICE CLASS 2)         (SERVICE CLASS 2)       (SERVICE CLASS 2)
                                                 SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
                                          -------------------------  ----------------------  --------------------------
                                                VIP CONTRAFUND          VIP EQUITY-INCOME        VIP FREEDOM 2010
                                              (SERVICE CLASS 2)         (SERVICE CLASS 2)    PORTFOLIO (SERVICE CLASS 2)
                                          -------------------------  ----------------------  --------------------------
                                              2010          2009        2010        2009         2010          2009
                                          ------------  -----------  ----------  ----------   -----------   ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (475,803) $  (286,283) $   (1,240) $    3,298  $    19,929    $  189,996
Net realized gains (losses)..............   (4,249,770)  (8,312,960)    (66,354)   (231,605)      75,226      (598,093)
Change in unrealized gains (losses)......   15,293,860   28,272,625     174,359     462,860      843,474     2,120,811
                                          ------------  -----------  ----------  ----------   -----------   ----------
Increase (decrease) in net assets from
 operations..............................   10,568,287   19,673,382     106,765     234,553      938,629     1,712,714
                                          ------------  -----------  ----------  ----------   -----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       16,408       70,703       3,887       2,400       10,414        11,370
Benefit payments.........................   (1,319,185)    (972,860)    (14,651)    (32,523)    (300,105)      (43,959)
Payments on termination..................   (9,213,454)  (5,222,159)   (199,696)   (283,098)  (1,562,727)     (720,775)
Contract Maintenance Charge..............     (339,882)    (352,222)       (420)       (520)     (42,671)      (49,990)
Transfers among the sub-accounts
 and with the Fixed Account--net.........      402,738    2,129,905      (5,952)    (32,636)     508,472       210,065
                                          ------------  -----------  ----------  ----------   -----------   ----------
Increase (decrease) in net assets
 from contract transactions..............  (10,453,375)  (4,346,633)   (216,832)   (346,377)  (1,386,617)     (593,289)
                                          ------------  -----------  ----------  ----------   -----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................      114,912   15,326,749    (110,067)   (111,824)    (447,988)    1,119,425
NET ASSETS AT BEGINNING OF
 PERIOD..................................   77,547,107   62,220,358   1,017,836   1,129,660    9,705,731     8,586,306
                                          ------------  -----------  ----------  ----------   -----------   ----------
NET ASSETS AT END OF PERIOD.............. $ 77,662,019  $77,547,107  $  907,769  $1,017,836  $ 9,257,743    $9,705,731
                                          ============  ===========  ==========  ==========   ===========   ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    7,787,960    8,276,099     106,370     151,277      968,860     1,045,628
       Units issued......................      493,420    1,353,134       3,725       7,911      181,211       266,283
       Units redeemed....................   (1,500,564)  (1,841,273)    (25,981)    (52,818)    (315,735)     (343,051)
                                          ------------  -----------  ----------  ----------   -----------   ----------
    Units outstanding at end of period...    6,780,816    7,787,960      84,114     106,370      834,336       968,860
                                          ============  ===========  ==========  ==========   ===========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                  FIDELITY                 FIDELITY
                                             VARIABLE INSURANCE       VARIABLE INSURANCE       FIDELITY VARIABLE
                                                PRODUCTS FUND            PRODUCTS FUND      INSURANCE PRODUCTS FUND
                                              (SERVICE CLASS 2)        (SERVICE CLASS 2)       (SERVICE CLASS 2)
                                                 SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                          ------------------------  ----------------------  ----------------------
                                                 VIP FREEDOM              VIP FREEDOM             VIP FREEDOM
                                               2020 PORTFOLIO           2030 PORTFOLIO         INCOME PORTFOLIO
                                              (SERVICE CLASS 2)        (SERVICE CLASS 2)       (SERVICE CLASS 2)
                                          ------------------------  ----------------------  ----------------------
                                              2010         2009        2010        2009        2010        2009
                                          -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    17,929  $   103,327  $    7,990  $   14,608  $   (4,636) $   66,667
Net realized gains (losses)..............     (18,723)    (464,492)     12,092    (200,155)    124,505     (38,306)
Change in unrealized gains (losses)......     834,692    1,967,614     417,593     810,520      71,310     364,040
                                          -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................     833,898    1,606,449     437,675     624,973     191,179     392,401
                                          -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      30,275       14,821         400       1,697      22,264      16,200
Benefit payments.........................     (27,743)     (23,976)    (14,855)         --     (61,382)    (41,789)
Payments on termination..................  (1,447,567)  (1,205,218)   (152,716)    (53,095)   (243,457)   (364,315)
Contract Maintenance Charge..............     (40,886)     (45,014)    (16,329)    (14,325)    (18,955)    (16,631)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     453,514    1,585,554     438,200     321,124    (369,590)  1,090,718
                                          -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................  (1,032,407)     326,167     254,700     255,401    (671,120)    684,183
                                          -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    (198,509)   1,932,616     692,375     880,374    (479,941)  1,076,584
NET ASSETS AT BEGINNING OF
 PERIOD..................................   7,366,074    5,433,458   2,867,234   1,986,860   3,692,471   2,615,887
                                          -----------  -----------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $ 7,167,565  $ 7,366,074  $3,559,609  $2,867,234  $3,212,530  $3,692,471
                                          ===========  ===========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING........................
    Units outstanding at beginning of
     period..............................     775,355      723,789     317,777     284,171     345,298     275,479
       Units issued......................     110,194      370,617      61,992     140,320      66,084     167,271
       Units redeemed....................    (214,438)    (319,051)    (33,334)   (106,714)   (126,682)    (97,452)
                                          -----------  -----------  ----------  ----------  ----------  ----------
    Units outstanding at end of
     period..............................     671,111      775,355     346,435     317,777     284,700     345,298
                                          ===========  ===========  ==========  ==========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                              FIDELITY VARIABLE      FIDELITY VARIABLE         FIDELITY VARIABLE
                                           INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND
                                              (SERVICE CLASS 2)      (SERVICE CLASS 2)         (SERVICE CLASS 2)
                                                 SUB-ACCOUNT            SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ----------------------  ----------------------
                                             VIP GROWTH & INCOME         VIP GROWTH            VIP GROWTH STOCK
                                              (SERVICE CLASS 2)      (SERVICE CLASS 2)         (SERVICE CLASS 2)
                                          ------------------------  ----------------------  ----------------------
                                              2010         2009       2010         2009        2010        2009
                                          -----------  -----------   --------   ---------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (120,785) $   (71,702) $ (3,521)   $  (3,894)  $  (21,878) $  (19,988)
Net realized gains (losses)..............    (438,328)    (733,335)     (476)     (57,162)     (15,436)   (131,639)
Change in unrealized gains (losses)......   1,758,468    2,852,943    47,873      115,396      264,330     635,126
                                          -----------  -----------   --------   ---------   ----------  ----------
Increase (decrease) in net assets from
 operations..............................   1,199,355    2,047,906    43,876       54,340      227,016     483,499
                                          -----------  -----------   --------   ---------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................         650        1,028       180          180        4,064       7,567
Benefit payments.........................    (156,831)    (130,581)   (4,485)        (304)     (19,496)     (2,870)
Payments on termination..................  (1,411,456)    (757,926)  (46,595)    (157,744)    (342,458)   (109,486)
Contract Maintenance Charge..............     (46,802)     (50,371)     (162)        (209)      (5,105)     (5,695)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      (3,452)     342,761    (8,448)      (5,497)   1,023,187      29,239
                                          -----------  -----------   --------   ---------   ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................  (1,617,891)    (595,089)  (59,510)    (163,574)     660,192     (81,245)
                                          -----------  -----------   --------   ---------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    (418,536)   1,452,817   (15,634)    (109,234)     887,208     402,254
NET ASSETS AT BEGINNING OF
 PERIOD..................................  10,243,454    8,790,637   250,187      359,421    1,593,841   1,191,587
                                          -----------  -----------   --------   ---------   ----------  ----------
NET ASSETS AT END OF PERIOD.............. $ 9,824,918  $10,243,454  $234,553    $ 250,187   $2,481,049  $1,593,841
                                          ===========  ===========   ========   =========   ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,060,962    1,137,569    34,865       63,436      175,767     186,637
       Units issued......................      95,071      167,742       970        2,603      133,604      48,055
       Units redeemed....................    (252,879)    (244,349)   (9,029)     (31,174)     (76,843)    (58,925)
                                          -----------  -----------   --------   ---------   ----------  ----------
    Units outstanding at end of period...     903,154    1,060,962    26,806       34,865      232,528     175,767
                                          ===========  ===========   ========   =========   ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                          FIDELITY
                                                       FIDELITY VARIABLE        FIDELITY VARIABLE     VARIABLE INSURANCE
                                                    INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND   PRODUCTS FUND
                                                       (SERVICE CLASS 2)        (SERVICE CLASS 2)     (SERVICE CLASS 2)
                                                          SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT
                                                   ------------------------  -----------------------  -----------------
                                                                                                       VIP INVESTMENT
                                                        VIP HIGH INCOME           VIP INDEX 500          GRADE BOND
                                                       (SERVICE CLASS 2)        (SERVICE CLASS 2)     (SERVICE CLASS 2)
                                                   ------------------------  -----------------------  -----------------
                                                       2010         2009         2010        2009      2010      2009
                                                   -----------  -----------  -----------  ----------  ------   -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $   435,900  $   464,611  $     8,498  $   49,774  $   25   $   383
Net realized gains (losses).......................     (53,480)    (578,410)     (44,787)   (368,181)     15      (744)
Change in unrealized gains (losses)...............     484,462    2,649,775      856,019   1,949,323      35       771
                                                   -----------  -----------  -----------  ----------  ------   -------
Increase (decrease) in net assets from operations.     866,882    2,535,976      819,730   1,630,916      75       410
                                                   -----------  -----------  -----------  ----------  ------   -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................         618         (856)       7,411       6,821      --        --
Benefit payments..................................    (148,678)     (84,236)    (291,997)   (102,547)     --        --
Payments on termination...........................  (1,096,871)  (1,129,317)  (1,194,267)   (835,055)     --    (6,846)
Contract Maintenance Charge.......................     (31,538)     (36,454)     (34,795)    (36,706)     (4)      (19)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................     (94,068)      80,445      535,741     820,921      48       235
                                                   -----------  -----------  -----------  ----------  ------   -------
Increase (decrease) in net assets from contract
 transactions.....................................  (1,370,537)  (1,170,418)    (977,907)   (146,566)     44    (6,630)
                                                   -----------  -----------  -----------  ----------  ------   -------
INCREASE (DECREASE) IN NET ASSETS.................    (503,655)   1,365,558     (158,177)  1,484,350     119    (6,220)
NET ASSETS AT BEGINNING OF PERIOD.................   8,136,336    6,770,778    7,543,631   6,059,281   1,277     7,497
                                                   -----------  -----------  -----------  ----------  ------   -------
NET ASSETS AT END OF PERIOD....................... $ 7,632,681  $ 8,136,336  $ 7,385,454  $7,543,631  $1,396   $ 1,277
                                                   ===========  ===========  ===========  ==========  ======   =======
UNITS OUTSTANDING
    Units outstanding at beginning of period......     668,686      785,374      872,816     870,821      98       653
       Units issued...............................      31,370      126,097      152,768     314,793       3        18
       Units redeemed.............................    (139,366)    (242,785)    (268,933)   (312,798)     --      (573)
                                                   -----------  -----------  -----------  ----------  ------   -------
    Units outstanding at end of period............     560,690      668,686      756,651     872,816     101        98
                                                   ===========  ===========  ===========  ==========  ======   =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                               FIDELITY VARIABLE         FIDELITY VARIABLE       FIDELITY VARIABLE
                                            INSURANCE PRODUCTS FUND   INSURANCE PRODUCTS FUND   INSURANCE PRODUCTS FUND
                                               (SERVICE CLASS 2)         (SERVICE CLASS 2)       (SERVICE CLASS 2)
                                                  SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
                                           ------------------------  -------------------------  ----------------------
                                                  VIP MIDCAP              VIP MONEY MARKET         VIP OVERSEAS
                                               (SERVICE CLASS 2)         (SERVICE CLASS 2)       (SERVICE CLASS 2)
                                           ------------------------  -------------------------  ----------------------
                                               2010         2009         2010         2009        2010        2009
                                           -----------  -----------  -----------  ------------   --------    --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (312,965) $  (204,230) $  (332,736) $   (305,528) $   (384)   $    174
Net realized gains (losses)...............    (322,620)  (1,913,213)      11,596            --   (17,638)    (54,906)
Change in unrealized gains (losses).......   5,701,885    7,788,175           --            --    24,429      66,589
                                           -----------  -----------  -----------  ------------   --------    --------
Increase (decrease) in net assets from
 operations...............................   5,066,300    5,670,732     (321,140)     (305,528)    6,407      11,857
                                           -----------  -----------  -----------  ------------   --------    --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      33,882       22,701       13,482           548        --          --
Benefit payments..........................    (129,895)    (459,136)    (491,411)     (811,892)       --          --
Payments on termination...................  (2,702,859)  (1,414,285)  (8,402,650)  (10,256,588)  (48,760)    (62,545)
Contract Maintenance Charge...............     (93,436)     (93,124)     (90,172)     (125,968)      (21)        (35)
Transfers among the sub-accounts and with
 the Fixed Account--net...................     627,522      254,043    3,266,119     8,747,588      (598)         19
                                           -----------  -----------  -----------  ------------   --------    --------
Increase (decrease) in net assets from
 contract transactions....................  (2,264,786)  (1,689,801)  (5,704,632)   (2,446,312)  (49,379)    (62,561)
                                           -----------  -----------  -----------  ------------   --------    --------
INCREASE (DECREASE) IN NET
 ASSETS...................................   2,801,514    3,980,931   (6,025,772)   (2,751,839)  (42,972)    (50,704)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  20,437,535   16,456,604   24,329,954    27,081,793    98,201     148,905
                                           -----------  -----------  -----------  ------------   --------    --------
NET ASSETS AT END OF PERIOD............... $23,239,049  $20,437,535  $18,304,182  $ 24,329,954  $ 55,229    $ 98,201
                                           ===========  ===========  ===========  ============   ========    ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   1,916,560    2,113,060    2,328,088     2,544,214     8,999      17,081
       Units issued.......................     220,673      290,535    1,019,291     2,073,118       663         223
       Units redeemed.....................    (409,708)    (487,035)  (1,570,727)   (2,289,244)   (5,252)     (8,305)
                                           -----------  -----------  -----------  ------------   --------    --------
    Units outstanding at end of period....   1,727,525    1,916,560    1,776,652     2,328,088     4,410       8,999
                                           ===========  ===========  ===========  ============   ========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                  FRANKLIN                  FRANKLIN                  FRANKLIN
                                             TEMPLETON VARIABLE        TEMPLETON VARIABLE        TEMPLETON VARIABLE
                                           INSURANCE PRODUCTS TRUST INSURANCE PRODUCTS TRUST  INSURANCE PRODUCTS TRUST
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                           ----------------------   ------------------------  ------------------------
                                              FRANKLIN FLEX CAP        FRANKLIN GROWTH AND            FRANKLIN
                                              GROWTH SECURITIES         INCOME SECURITIES      HIGH INCOME SECURITIES
                                           ----------------------   ------------------------  ------------------------
                                              2010         2009         2010         2009         2010         2009
                                           ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (69,668)  $  (64,380) $   894,935  $ 1,363,288  $   573,132  $   483,850
Net realized gains (losses)...............     83,932     (133,665)  (2,699,961)  (4,929,841)      82,635     (406,670)
Change in unrealized gains (losses).......    555,157    1,249,193    7,757,028   12,811,157      647,534    3,157,461
                                           ----------   ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................    569,421    1,051,148    5,952,002    9,244,604    1,303,301    3,234,641
                                           ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................        140           --       54,991       93,427        3,869        3,987
Benefit payments..........................    (22,363)     (38,083)  (1,145,277)    (649,328)    (231,734)    (330,228)
Payments on termination...................   (539,855)    (364,301)  (4,827,021)  (3,269,073)  (1,294,554)    (996,882)
Contract Maintenance Charge...............    (21,708)     (23,796)    (193,498)    (215,688)     (29,728)     (31,893)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (28,432)      57,727     (881,805)  (1,321,407)   1,327,217    1,891,309
                                           ----------   ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions....................   (612,218)    (368,453)  (6,992,610)  (5,362,069)    (224,930)     536,293
                                           ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................    (42,797)     682,695   (1,040,608)   3,882,535    1,078,371    3,770,934
NET ASSETS AT BEGINNING OF
 PERIOD...................................  4,282,348    3,599,653   45,548,285   41,665,750   11,343,394    7,572,460
                                           ----------   ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $4,239,551   $4,282,348  $44,507,677  $45,548,285  $12,421,765  $11,343,394
                                           ==========   ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING.........................
    Units outstanding at beginning of
     period...............................    397,339      436,784    3,531,199    4,023,407      908,471      850,316
       Units issued.......................     37,861       68,015      185,818      440,622      218,457      334,217
       Units redeemed.....................    (91,188)    (107,460)    (711,174)    (932,830)    (234,014)    (276,062)
                                           ----------   ----------  -----------  -----------  -----------  -----------
    Units outstanding at end of period....    344,012      397,339    3,005,843    3,531,199      892,914      908,471
                                           ==========   ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   FRANKLIN                   FRANKLIN                  FRANKLIN
                                              TEMPLETON VARIABLE         TEMPLETON VARIABLE        TEMPLETON VARIABLE
                                           INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST  INSURANCE PRODUCTS TRUST
                                                  SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                          --------------------------  ------------------------  ------------------------
                                                   FRANKLIN              FRANKLIN LARGE CAP        FRANKLIN SMALL CAP
                                               INCOME SECURITIES          GROWTH SECURITIES         VALUE SECURITIES
                                          --------------------------  ------------------------  ------------------------
                                              2010          2009          2010         2009         2010         2009
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $ 10,129,839  $ 12,246,612  $  (358,875) $   (76,984) $  (335,811) $    34,436
Net realized gains (losses)..............   (4,223,882)  (11,208,626)  (1,176,506)  (3,151,430)    (358,825)  (1,139,224)
Change in unrealized gains (losses)......   14,377,060    52,961,231    6,094,451   14,758,429   10,269,559    9,994,800
                                          ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   20,283,017    53,999,217    4,559,070   11,530,015    9,574,923    8,890,012
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      304,232       145,157      112,383       50,486      117,855       49,999
Benefit payments.........................   (6,177,842)   (4,401,586)  (1,536,320)  (1,005,453)    (805,723)    (875,423)
Payments on termination..................  (26,082,040)  (17,136,524)  (5,679,305)  (3,983,035)  (4,031,722)  (2,879,122)
Contract Maintenance Charge..............     (679,988)     (757,224)    (205,508)    (232,226)    (152,310)    (160,884)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      867,851      (176,278)    (466,493)    (859,018)  (1,841,446)    (578,041)
                                          ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (31,767,787)  (22,326,455)  (7,775,243)  (6,029,246)  (6,713,346)  (4,443,471)
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (11,484,770)   31,672,762   (3,216,173)   5,500,769    2,861,577    4,446,541
NET ASSETS AT BEGINNING OF
 PERIOD..................................  207,946,392   176,273,630   51,012,912   45,512,143   40,026,858   35,580,317
                                          ------------  ------------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $196,461,622  $207,946,392  $47,796,739  $51,012,912  $42,888,435  $40,026,858
                                          ============  ============  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   16,849,645    19,065,181    5,184,111    5,906,156    2,386,703    2,695,455
       Units issued......................    1,210,981     1,914,718      351,252      686,033      173,002      328,806
       Units redeemed....................   (3,715,359)   (4,130,254)  (1,115,840)  (1,408,078)    (522,049)    (637,558)
                                          ------------  ------------  -----------  -----------  -----------  -----------
    Units outstanding at end of period...   14,345,267    16,849,645    4,419,523    5,184,111    2,037,656    2,386,703
                                          ============  ============  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                  FRANKLIN                  FRANKLIN                  FRANKLIN
                                             TEMPLETON VARIABLE        TEMPLETON VARIABLE        TEMPLETON VARIABLE
                                           INSURANCE PRODUCTS TRUST INSURANCE PRODUCTS TRUST  INSURANCE PRODUCTS TRUST
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                           ----------------------   ------------------------  ------------------------
                                                                            FRANKLIN
                                           FRANKLIN SMALL MID-CAP        U.S. GOVERNMENT            MUTUAL GLOBAL
                                              GROWTH SECURITIES            SECURITIES           DISCOVERY SECURITIES
                                           ----------------------   ------------------------  ------------------------
                                              2010         2009         2010         2009         2010         2009
                                           ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (36,213)  $  (30,611) $   643,332  $   876,501  $   (76,409) $  (100,642)
Net realized gains (losses)...............     71,836      (75,203)     395,560      400,273     (282,459)    (723,110)
Change in unrealized gains (losses).......    480,954      777,957      401,349     (755,791)   2,733,316    5,184,732
                                           ----------   ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................    516,577      672,143    1,440,241      520,983    2,374,448    4,360,980
                                           ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................     18,605        9,357        3,300       23,760        2,012       45,133
Benefit payments..........................    (13,812)     (12,681)    (794,871)    (732,223)    (752,647)    (894,782)
Payments on termination...................   (321,701)    (128,697)  (5,993,495)  (6,506,995)  (2,667,236)  (2,250,461)
Contract Maintenance Charge...............     (7,953)      (7,959)    (172,622)    (175,852)    (112,915)    (122,018)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (72,929)      34,002      541,092    4,665,577    1,343,817    1,268,297
                                           ----------   ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions....................   (397,790)    (105,978)  (6,416,596)  (2,725,733)  (2,186,969)  (1,953,831)
                                           ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................    118,787      566,165   (4,976,355)  (2,204,750)     187,479    2,407,149
NET ASSETS AT BEGINNING OF
 PERIOD...................................  2,307,838    1,741,673   41,848,220   44,052,970   24,825,081   22,417,932
                                           ----------   ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $2,426,625   $2,307,838  $36,871,865  $41,848,220  $25,012,560  $24,825,081
                                           ==========   ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    150,983      158,258    3,518,727    3,759,046    2,262,824    2,483,614
       Units issued.......................      3,233       20,691      543,583    1,748,827      310,856      431,217
       Units redeemed.....................    (29,328)     (27,966)  (1,072,720)  (1,989,146)    (510,047)    (652,007)
                                           ----------   ----------  -----------  -----------  -----------  -----------
    Units outstanding at end of period....    124,888      150,983    2,989,590    3,518,727    2,063,633    2,262,824
                                           ==========   ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                   FRANKLIN                   FRANKLIN                   FRANKLIN
                                              TEMPLETON VARIABLE         TEMPLETON VARIABLE         TEMPLETON VARIABLE
                                           INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST
                                                  SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          --------------------------  ------------------------  --------------------------
                                                                        TEMPLETON DEVELOPING             TEMPLETON
                                           MUTUAL SHARES SECURITIES      MARKETS SECURITIES         FOREIGN SECURITIES
                                          --------------------------  ------------------------  --------------------------
                                              2010          2009          2010         2009         2010          2009
                                          ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    (55,215) $    353,748  $      (124) $   626,585  $    356,817  $  2,146,067
Net realized gains (losses)..............   (3,250,005)   (9,333,133)    (154,510)  (2,402,646)   (3,965,952)   (6,122,162)
Change in unrealized gains (losses)......   13,183,136    32,282,465    4,344,088   14,262,973    11,120,872    40,127,434
                                          ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................    9,877,916    23,303,080    4,189,454   12,486,912     7,511,737    36,151,339
                                          ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       94,631       108,701       81,150       54,165       205,902       113,875
Benefit payments.........................   (3,639,994)   (2,847,766)    (302,337)    (349,870)   (3,900,143)   (2,442,879)
Payments on termination..................  (12,884,570)   (9,677,640)  (3,306,712)  (2,113,633)  (14,350,770)  (10,113,888)
Contract Maintenance Charge..............     (403,178)     (462,706)    (130,596)    (122,055)     (472,457)     (539,081)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     (768,959)   (2,473,331)    (290,415)     470,591       861,269    (3,204,896)
                                          ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (17,602,070)  (15,352,742)  (3,948,910)  (2,060,802)  (17,656,199)  (16,186,869)
                                          ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (7,724,154)    7,950,338      240,544   10,426,110   (10,144,462)   19,964,470
NET ASSETS AT BEGINNING OF
 PERIOD..................................  117,554,920   109,604,582   29,859,085   19,432,975   134,981,932   115,017,462
                                          ------------  ------------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $109,830,766  $117,554,920  $30,099,629  $29,859,085  $124,837,470  $134,981,932
                                          ============  ============  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    9,118,751    10,508,420      910,005    1,005,564     8,365,118     9,582,503
       Units issued......................      487,613       996,534      106,223      180,440       690,334     1,188,118
       Units redeemed....................   (1,812,189)   (2,386,203)    (222,943)    (275,999)   (1,769,800)   (2,405,503)
                                          ------------  ------------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period..............................    7,794,175     9,118,751      793,285      910,005     7,285,652     8,365,118
                                          ============  ============  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                 FRANKLIN                 FRANKLIN               GOLDMAN SACHS
                                            TEMPLETON VARIABLE       TEMPLETON VARIABLE             VARIABLE
                                          INSURANCE PRODUCTS TRUST INSURANCE PRODUCTS TRUST     INSURANCE TRUST
                                                SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                          ----------------------   ----------------------   -----------------------
                                                 TEMPLETON                TEMPLETON
                                          GLOBAL BOND SECURITIES      GROWTH SECURITIES     VIT LARGE CAP VALUE (C)
                                          ----------------------   ----------------------   -----------------------
                                             2010         2009        2010         2009         2010        2009
                                          ----------   ----------  ----------   ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (2,997)  $  344,955  $     (555)  $   22,632  $   (50,550) $    6,817
Net realized gains (losses)..............    111,163      216,539     (83,847)    (141,403)    (290,275)   (447,415)
Change in unrealized gains (losses)......    225,717      (41,406)    151,960      455,778      829,408   1,329,085
                                          ----------   ----------  ----------   ----------  -----------  ----------
Increase (decrease) in net assets from
 operations..............................    333,883      520,088      67,558      337,007      488,583     888,487
                                          ----------   ----------  ----------   ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................        501        6,559       7,950        2,015          785         234
Benefit payments.........................    (32,530)    (974,292)    (24,091)      (3,890)    (193,608)    (82,941)
Payments on termination..................   (382,128)    (352,102)   (230,470)    (160,902)    (915,952)   (473,987)
Contract Maintenance Charge..............     (7,408)      (8,162)       (623)        (703)     (25,829)    (29,413)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      5,351      795,372     (41,998)        (911)      19,896     478,619
                                          ----------   ----------  ----------   ----------  -----------  ----------
Increase (decrease) in net assets from
 contract transactions...................   (416,214)    (532,625)   (289,232)    (164,391)  (1,114,708)   (107,488)
                                          ----------   ----------  ----------   ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    (82,331)     (12,537)   (221,674)     172,616     (626,125)    780,999
NET ASSETS AT BEGINNING OF
 PERIOD..................................  2,854,585    2,867,122   1,542,031    1,369,415    5,856,098   5,075,100
                                          ----------   ----------  ----------   ----------  -----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $2,772,254   $2,854,585  $1,320,357   $1,542,031  $ 5,229,973  $5,856,098
                                          ==========   ==========  ==========   ==========  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    130,714      151,688     105,897      122,064      616,858     622,831
       Units issued......................      9,628      104,640       4,487        3,717       41,647     129,068
       Units redeemed....................    (27,801)    (125,614)    (25,463)     (19,884)    (154,286)   (135,041)
                                          ----------   ----------  ----------   ----------  -----------  ----------
    Units outstanding at end of
     period..............................    112,541      130,714      84,921      105,897      504,219     616,858
                                          ==========   ==========  ==========   ==========  ===========  ==========

--------
(c)Previously known as VIT Growth and Income

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          GOLDMAN SACHS        GOLDMAN SACHS     GOLDMAN SACHS
                                                            VARIABLE              VARIABLE          VARIABLE
                                                         INSURANCE TRUST      INSURANCE TRUST   INSURANCE TRUST
                                                           SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
                                                     ----------------------  -----------------  ---------------
                                                                                                 VIT STRATEGIC
                                                                               VIT STRATEGIC     INTERNATIONAL
                                                        VIT MID CAP VALUE        GROWTH (D)          EQUITY
                                                     ----------------------  -----------------  ---------------
                                                        2010        2009       2010      2009    2010     2009
                                                     ----------  ----------  --------  -------  ------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  (49,712) $    7,917  $   (325) $  (251) $   (2) $     9
Net realized gains (losses).........................   (278,785)   (485,878)      (81)    (114)     15     (971)
Change in unrealized gains (losses).................  1,395,668   1,732,208     2,414    9,941     196    1,363
                                                     ----------  ----------  --------  -------  ------  -------
Increase (decrease) in net assets from operations...  1,067,171   1,254,247     2,008    9,576     209      401
                                                     ----------  ----------  --------  -------  ------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................        350         759        --       --      --       --
Benefit payments....................................    (75,672)    (12,208)       --       --    (500)      --
Payments on termination.............................   (574,803)   (354,353)   (4,082)      --     259   (2,194)
Contract Maintenance Charge.........................    (23,309)    (25,228)      (30)     (27)     (7)      (7)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   (249,279)    (67,414)  (11,162)      --       3    2,013
                                                     ----------  ----------  --------  -------  ------  -------
Increase (decrease) in net assets from contract
 transactions.......................................   (922,713)   (458,444)  (15,274)     (27)   (245)    (188)
                                                     ----------  ----------  --------  -------  ------  -------
INCREASE (DECREASE) IN NET ASSETS...................    144,458     795,803   (13,266)   9,549     (36)     213
NET ASSETS AT BEGINNING OF PERIOD...................  5,207,629   4,411,826    30,571   21,022   2,669    2,456
                                                     ----------  ----------  --------  -------  ------  -------
NET ASSETS AT END OF PERIOD......................... $5,352,087  $5,207,629  $ 17,305  $30,571  $2,633  $ 2,669
                                                     ==========  ==========  ========  =======  ======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........    485,290     539,325     3,755    3,759     326      278
       Units issued.................................     20,733      32,378        --       --      23      306
       Units redeemed...............................   (101,352)    (86,413)   (1,988)      (4)    (45)    (258)
                                                     ----------  ----------  --------  -------  ------  -------
    Units outstanding at end of period..............    404,671     485,290     1,767    3,755     304      326
                                                     ==========  ==========  ========  =======  ======  =======

--------
(d)Previously known as VIT Capital Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           GOLDMAN SACHS VARIABLE    GOLDMAN SACHS VARIABLE           INVESCO
                                               INSURANCE TRUST          INSURANCE TRUST         INVESTMENT SERVICES
                                                 SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  -----------------------  ------------------------
                                               VIT STRUCTURED            VIT STRUCTURED            INVESCO V. I.
                                              SMALL CAP EQUITY            U.S. EQUITY            BALANCED FUND (E)
                                          ------------------------  -----------------------  ------------------------
                                              2010         2009         2010        2009         2010         2009
                                          -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (121,968) $   (49,293) $   (19,066) $   29,516  $   100,434  $   669,815
Net realized gains (losses)..............    (924,509)  (1,743,127)    (420,374)   (807,763)    (785,179)  (2,227,441)
Change in unrealized gains (losses)......   3,867,739    4,235,335    1,300,129   2,204,244    1,796,922    6,757,038
                                          -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   2,821,262    2,442,915      860,689   1,425,997    1,112,177    5,199,412
                                          -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       1,551          622          670         450        3,605        5,225
Benefit payments.........................    (153,434)    (105,955)    (161,796)   (198,600)    (740,069)    (630,871)
Payments on termination..................  (1,682,365)    (989,176)    (988,380)   (703,762)  (1,877,837)  (2,257,085)
Contract Maintenance Charge..............     (46,004)     (50,457)     (35,936)    (41,117)     (10,251)     (11,350)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (733,286)    (296,352)    (188,128)    (50,953)    (375,626)    (203,942)
                                          -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (2,613,538)  (1,441,318)  (1,373,570)   (993,982)  (3,000,178)  (3,098,023)
                                          -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................     207,724    1,001,597     (512,881)    432,015   (1,888,001)   2,101,389
NET ASSETS AT BEGINNING OF
 PERIOD..................................  11,300,527   10,298,930    8,433,627   8,001,612   20,162,898   18,061,509
                                          -----------  -----------  -----------  ----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $11,508,251  $11,300,527  $ 7,920,746  $8,433,627  $18,274,897  $20,162,898
                                          ===========  ===========  ===========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,337,942    1,537,059      944,944   1,068,293    2,124,246    2,508,587
       Units issued......................      39,352      151,307       51,678     135,941      110,001      338,748
       Units redeemed....................    (315,134)    (350,424)    (197,415)   (259,290)    (422,141)    (723,089)
                                          -----------  -----------  -----------  ----------  -----------  -----------
    Units outstanding at end of
     period..............................   1,062,160    1,337,942      799,207     944,944    1,812,106    2,124,246
                                          ===========  ===========  ===========  ==========  ===========  ===========

--------
(e)Previously known as AIM V. I. Basic Balanced

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             INVESCO                    INVESCO                    INVESCO
                                       INVESTMENT SERVICES        INVESTMENT SERVICES        INVESTMENT SERVICES
                                           SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                    ------------------------  --------------------------  ------------------------
                                       INVESCO V. I. BASIC       INVESCO V. I. CAPITAL      INVESCO V. I. CAPITAL
                                            VALUE (F)              APPRECIATION (G)            DEVELOPMENT (H)
                                    ------------------------  --------------------------  ------------------------
                                        2010         2009         2010          2009          2010         2009
                                    -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $   (73,243) $    14,340  $   (519,694) $   (602,601) $  (138,179) $  (127,212)
Net realized gains (losses)........    (844,115)  (2,058,170)   (3,015,082)   (6,200,014)    (119,345)    (872,870)
Change in unrealized gains
 (losses)..........................   1,365,670    5,608,725    12,640,587    19,619,234    1,778,061    4,118,822
                                    -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from operations...................     448,312    3,564,895     9,105,811    12,816,619    1,520,537    3,118,740
                                    -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................          28           --       107,734        99,526           30          737
Benefit payments...................    (234,521)    (219,220)   (2,226,398)   (2,374,975)    (401,726)    (218,446)
Payments on termination............  (1,038,118)  (1,615,103)   (7,055,556)   (6,071,240)    (789,275)  (1,037,919)
Contract Maintenance Charge........      (4,689)      (5,170)      (50,421)      (57,422)      (3,841)      (4,266)
Transfers among the sub-accounts
 and with the Fixed Account--
 net...............................    (464,869)    (480,306)   (3,756,266)   (2,821,162)      10,977     (529,559)
                                    -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions........  (1,742,169)  (2,319,799)  (12,980,907)  (11,225,273)  (1,183,835)  (1,789,453)
                                    -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................  (1,293,857)   1,245,096    (3,875,096)    1,591,346      336,702    1,329,287
NET ASSETS AT BEGINNING
 OF PERIOD.........................   9,877,391    8,632,295    77,308,864    75,717,518    9,968,587    8,639,300
                                    -----------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................ $ 8,583,534  $ 9,877,391  $ 73,433,768  $ 77,308,864  $10,305,289  $ 9,968,587
                                    ===========  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........     983,677    1,255,138     9,902,193    11,546,847      741,598      903,898
       Units issued................      61,140       88,058       211,149       558,321       42,350       53,896
       Units redeemed..............    (237,043)    (359,519)   (1,788,871)   (2,202,975)    (126,800)    (216,196)
                                    -----------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period........................     807,774      983,677     8,324,471     9,902,193      657,148      741,598
                                    ===========  ===========  ============  ============  ===========  ===========

--------
(f)Previously known as AIM V. I. Basic Value
(g)Previously known as AIM V. I. Capital Appreciation
(h)Previously known as AIM V. I. Capital Development

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                  INVESCO                    INVESCO                    INVESCO
                                            INVESTMENT SERVICES        INVESTMENT SERVICES        INVESTMENT SERVICES
                                                SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                        --------------------------  ------------------------  --------------------------
                                               INVESCO V. I.              INVESCO V. I.              INVESCO V. I.
                                              CORE EQUITY (I)        DIVERSIFIED INCOME (J)       DIVIDEND GROWTH (K)
                                        --------------------------  ------------------------  --------------------------
                                            2010          2009          2010         2009         2010          2009
                                        ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $   (493,179) $    382,661  $   453,614  $   956,301  $    684,384  $    918,058
Net realized gains (losses)............      540,824    (3,206,618)    (814,228)  (1,007,044)    2,232,300    (2,950,087)
Change in unrealized gains
 (losses)..............................    7,579,190    27,219,368    1,250,528    1,014,290    11,004,066    35,506,562
                                        ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations............................    7,626,835    24,395,411      889,914      963,547    13,920,750    33,474,533
                                        ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................      145,362       136,389        7,886       35,145       298,464       127,441
Benefit payments.......................   (2,988,177)   (3,262,292)    (461,464)    (354,145)   (7,159,406)   (5,944,677)
Payments on termination................  (10,449,307)   (9,150,623)  (1,194,986)  (1,328,340)  (16,733,908)  (14,299,350)
Contract Maintenance Charge............      (67,768)      (76,933)      (3,987)      (4,394)     (113,301)     (130,181)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................   (4,597,658)   (3,806,854)    (425,799)     854,213    (2,617,738)   (6,346,396)
                                        ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions.................  (17,957,548)  (16,160,313)  (2,078,350)    (797,521)  (26,325,889)  (26,593,163)
                                        ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS................................  (10,330,713)    8,235,098   (1,188,436)     166,026   (12,405,139)    6,881,370
NET ASSETS AT BEGINNING
 OF PERIOD.............................  112,600,246   104,365,148   11,195,532   11,029,506   178,672,359   171,790,989
                                        ------------  ------------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................ $102,269,533  $112,600,246  $10,007,096  $11,195,532  $166,267,220  $178,672,359
                                        ============  ============  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    9,115,735    10,686,364    1,011,905    1,094,590     7,305,907     8,576,751
       Units issued....................      249,348       432,358       78,974      171,921       141,825       182,166
       Units redeemed..................   (1,685,758)   (2,002,987)    (259,701)    (254,606)   (1,234,580)   (1,453,010)
                                        ------------  ------------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period............................    7,679,325     9,115,735      831,178    1,011,905     6,213,152     7,305,907
                                        ============  ============  ===========  ===========  ============  ============

--------
(i)Previously known as AIM V. I. Core Equity
(j)Previously known as AIM V. I. Diversified Income
(k)Previously known as Dividend Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                    INVESCO                    INVESCO                  INVESCO
                                              INVESTMENT SERVICES        INVESTMENT SERVICES      INVESTMENT SERVICES
                                                  SUB-ACCOUNT                SUB-ACCOUNT              SUB-ACCOUNT
                                           ------------------------   ------------------------  -----------------------
                                                 INVESCO V. I.              INVESCO V. I.            INVESCO V. I.
                                           GLOBAL DIVIDEND GROWTH (L) GOVERNMENT SECURITIES (M)      HIGH YIELD (N)
                                           ------------------------   ------------------------  -----------------------
                                               2010          2009         2010         2009         2010        2009
                                           -----------   -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   243,484   $ 2,016,563  $   518,583  $   582,486  $   576,414  $  445,732
Net realized gains (losses)...............  (4,254,652)   (6,632,740)      46,290    1,134,428     (140,597)   (458,264)
Change in unrealized gains (losses).......   9,007,801    11,744,078       85,743   (2,078,087)     345,891   2,608,146
                                           -----------   -----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets from
 operations...............................   4,996,633     7,127,901      650,616     (361,173)     781,708   2,595,614
                                           -----------   -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      52,875       (32,031)      10,735        1,070        3,612       2,830
Benefit payments..........................  (1,926,616)   (1,828,951)    (536,836)    (844,933)    (333,791)   (234,141)
Payments on termination...................  (5,207,701)   (4,856,173)  (2,535,956)  (2,936,365)    (850,090)   (747,032)
Contract Maintenance Charge...............     (33,383)      (39,868)      (6,014)      (7,497)      (3,072)     (3,171)
Transfers among the sub-accounts and with
 the Fixed Account--net...................  (1,409,229)   (2,162,990)    (221,958)  (1,951,644)      (9,411)     31,954
                                           -----------   -----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets from
 contract transactions....................  (8,524,054)   (8,920,013)  (3,290,029)  (5,739,369)  (1,192,752)   (949,560)
                                           -----------   -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (3,527,421)   (1,792,112)  (2,639,413)  (6,100,542)    (411,044)  1,646,054
NET ASSETS AT BEGINNING OF
 PERIOD...................................  55,976,229    57,768,341   16,969,706   23,070,248    7,295,270   5,649,216
                                           -----------   -----------  -----------  -----------  -----------  ----------
NET ASSETS AT END OF PERIOD............... $52,448,808   $55,976,229  $14,330,293  $16,969,706  $ 6,884,226  $7,295,270
                                           ===========   ===========  ===========  ===========  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   3,333,415     3,937,129    1,136,518    1,525,465      613,669     715,570
       Units issued.......................      49,909        95,450      118,148      248,423       41,644      79,936
       Units redeemed.....................    (556,591)     (699,164)    (331,619)    (637,370)    (138,608)   (181,837)
                                           -----------   -----------  -----------  -----------  -----------  ----------
    Units outstanding at end of period....   2,826,733     3,333,415      923,047    1,136,518      516,705     613,669
                                           ===========   ===========  ===========  ===========  ===========  ==========

--------
(l)Previously known as Global Dividend Growth
(m)Previously known as AIM V. I. Government Securities
(n)Previously known as AIM V. I. High Yield

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                    INVESCO                   INVESCO                   INVESCO
                                              INVESTMENT SERVICES       INVESTMENT SERVICES       INVESTMENT SERVICES
                                                  SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                           ------------------------  ------------------------  ------------------------
                                                                                                     INVESCO V. I.
                                                 INVESCO V. I.             INVESCO V. I.             INTERNATIONAL
                                           HIGH YIELD SECURITIES (O)    INCOME BUILDER (P)          GROWTH FUND (Q)
                                           ------------------------  ------------------------  ------------------------
                                               2010         2009         2010         2009         2010         2009
                                           -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $ 1,027,759  $   937,134  $   159,570  $   280,295  $   228,128  $    24,604
Net realized gains (losses)...............    (980,313)  (1,568,970)    (347,362)  (1,080,915)   1,173,357       (5,344)
Change in unrealized gains (losses).......   1,214,878    5,622,055    1,692,534    3,836,494    1,392,229    7,828,194
                                           -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................   1,262,324    4,990,219    1,504,742    3,035,874    2,793,714    7,847,454
                                           -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      40,461        5,656          731       (8,147)      27,347       30,832
Benefit payments..........................    (585,850)    (686,030)    (659,527)    (567,949)    (919,575)    (845,538)
Payments on termination...................  (1,469,954)  (1,063,373)  (1,080,294)  (1,503,096)  (2,808,475)  (2,660,697)
Contract Maintenance Charge...............     (11,233)     (12,355)      (7,748)      (9,030)     (15,516)     (16,946)
Transfers among the sub-accounts and with
 the Fixed Account--net...................     (49,393)     (70,711)    (160,142)    (297,357)  (1,206,083)  (1,138,599)
                                           -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions....................  (2,075,969)  (1,826,813)  (1,906,980)  (2,385,579)  (4,922,302)  (4,630,948)
                                           -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................    (813,645)   3,163,406     (402,238)     650,295   (2,128,588)   3,216,506
NET ASSETS AT BEGINNING OF
 PERIOD...................................  15,689,461   12,526,055   15,658,155   15,007,860   30,189,425   26,972,919
                                           -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $14,875,816  $15,689,461  $15,255,917  $15,658,155  $28,060,837  $30,189,425
                                           ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   1,184,043    1,351,966    1,000,731    1,177,308    1,989,096    2,389,969
       Units issued.......................      86,392      114,008       70,695       91,678       79,398      132,974
       Units redeemed.....................    (241,909)    (281,931)    (189,953)    (268,255)    (404,799)    (533,847)
                                           -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of period....   1,028,526    1,184,043      881,473    1,000,731    1,663,695    1,989,096
                                           ===========  ===========  ===========  ===========  ===========  ===========

--------
(o)Previously known as High Yield
(p)Previously known as Income Builder
(q)Previously known as AIM V. I. International Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                    INVESCO                   INVESCO                   INVESCO
                                              INVESTMENT SERVICES       INVESTMENT SERVICES       INVESTMENT SERVICES
                                                  SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                           ------------------------  ------------------------  ------------------------
                                                                           INVESCO V. I.
                                                 INVESCO V. I.             MID CAP CORE              INVESCO V. I.
                                             LARGE CAP GROWTH (R)         EQUITY FUND (S)          MONEY MARKET (T)
                                           ------------------------  ------------------------  ------------------------
                                               2010         2009         2010         2009         2010         2009
                                           -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   (80,601) $   (84,805) $  (131,756) $   (18,305) $  (190,726) $  (259,438)
Net realized gains (losses)...............      50,433     (417,057)     (33,707)    (785,205)          --           --
Change in unrealized gains (losses).......   1,207,971    2,270,440    1,845,701    4,256,573           --           --
                                           -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................   1,177,803    1,768,578    1,680,238    3,453,063     (190,726)    (259,438)
                                           -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................       1,228        5,173       15,261       23,583        7,370       31,729
Benefit payments..........................    (340,070)    (336,312)    (258,171)    (540,610)    (117,840)     815,237
Payments on termination...................    (798,489)    (923,601)  (1,433,632)  (1,561,097)  (3,284,594)  (6,713,853)
Contract Maintenance Charge...............      (5,714)      (6,281)      (5,330)      (5,761)      (6,006)      (7,119)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (521,709)     174,298      485,002      517,470    1,154,690       42,625
                                           -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions....................  (1,664,754)  (1,086,723)  (1,196,870)  (1,566,415)  (2,246,380)  (5,831,381)
                                           -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................    (486,951)      681,855      483,368    1,886,648  (2,437,106)  (6,090,819)
NET ASSETS AT BEGINNING OF
 PERIOD...................................    8,987,262    8,305,407   14,729,630   12,842,982   17,302,794   23,393,613
                                           -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $ 8,500,311  $ 8,987,262  $15,212,998  $14,729,630  $14,865,688  $17,302,794
                                           ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     940,726    1,079,998    1,018,651    1,120,076    1,449,822    1,946,938
       Units issued.......................      48,429      108,577      117,266      218,037      341,046      727,290
       Units redeemed.....................    (219,075)    (247,849)    (190,931)    (319,462)    (536,435)  (1,224,406)
                                           -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of period....     770,080      940,726      944,986    1,018,651    1,254,433    1,449,822
                                           ===========  ===========  ===========  ===========  ===========  ===========

--------
(r)Previously known as AIM V. I. Large Cap Growth
(s)Previously known as AIM V. I. Mid Cap Core Equity
(t)Previously known as AIM V. I. Money Market

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                    INVESCO                  INVESCO                 INVESCO
                                              INVESTMENT SERVICES      INVESTMENT SERVICES     INVESTMENT SERVICES
                                                  SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                           ------------------------  ----------------------  -----------------------
                                                 INVESCO V. I.            INVESCO V. I.           INVESCO V. I.
                                               S&P 500 INDEX (U)       TECHNOLOGY FUND (V)        UTILITIES (W)
                                           ------------------------  ----------------------  -----------------------
                                               2010         2009        2010        2009        2010         2009
                                           -----------  -----------  ----------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   166,481  $   435,681  $  (39,302) $  (35,474) $  140,138  $   226,375
Net realized gains (losses)...............      (4,950)  (1,107,815)    168,903     (93,143)   (136,313)    (187,564)
Change in unrealized gains (losses).......   3,952,081    7,755,938     354,350   1,243,200     269,773      791,488
                                           -----------  -----------  ----------  ----------  ----------  -----------
Increase (decrease) in net assets from
 operations...............................   4,113,612    7,083,804     483,951   1,114,583     273,598      830,299
                                           -----------  -----------  ----------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................       9,032        9,578       4,075       3,566          --        2,907
Benefit payments..........................    (822,591)  (1,012,438)   (139,889)    (50,522)   (195,027)    (262,174)
Payments on termination...................  (3,680,181)  (1,990,571)   (663,065)   (166,851)   (580,338)    (550,983)
Contract Maintenance Charge...............     (22,091)     (23,786)     (2,107)     (2,118)     (3,289)      (3,837)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (939,613)     589,963    (107,379)    354,818    (149,556)    (207,291)
                                           -----------  -----------  ----------  ----------  ----------  -----------
Increase (decrease) in net assets from
 contract transactions....................  (5,455,444)  (2,427,254)   (908,365)    138,893    (928,210)  (1,021,378)
                                           -----------  -----------  ----------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (1,341,832)   4,656,550    (424,414)  1,253,476    (654,612)    (191,079)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  35,552,349   30,895,799   3,238,946   1,985,470   7,116,842    7,307,921
                                           -----------  -----------  ----------  ----------  ----------  -----------
NET ASSETS AT END OF PERIOD............... $34,210,517  $35,552,349  $2,814,532  $3,238,946  $6,462,230  $ 7,116,842
                                           ===========  ===========  ==========  ==========  ==========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   3,670,344    3,976,486     295,542     280,525     453,838      528,154
       Units issued.......................     195,400      417,867      21,221      79,679      22,065       21,573
       Units redeemed.....................    (742,954)    (724,009)   (102,302)    (64,662)    (82,785)     (95,889)
                                           -----------  -----------  ----------  ----------  ----------  -----------
    Units outstanding at end of period....   3,122,790    3,670,344     214,461     295,542     393,118      453,838
                                           ===========  ===========  ==========  ==========  ==========  ===========

--------
(u)Previously known as S&P 500 Index
(v)Previously known as AIM V. I. Technology
(w)Previously known as AIM V. I. Utilities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                   INVESCO                   INVESCO                 INVESCO
                                             INVESTMENT SERVICES       INVESTMENT SERVICES     INVESTMENT SERVICES
                                                 SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
                                          ------------------------  ------------------------  ---------------------
                                                   INVESCO                   INVESCO                 INVESCO
                                               VAN KAMPEN V.I.           VAN KAMPEN V.I.         VAN KAMPEN V.I.
                                             CAPITAL GROWTH (X)           COMSTOCK (Y)            GOVERNMENT (Z)
                                          ------------------------  ------------------------  ---------------------
                                              2010         2009         2010         2009        2010       2009
                                          -----------  -----------  -----------  -----------  ---------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (393,995) $  (320,260) $  (506,145) $ 1,239,358  $  (9,519) $   49,859
Net realized gains (losses)..............    (615,561)  (2,264,622)  (1,071,924)  (3,503,709)      (537)    (10,067)
Change in unrealized gains (losses)......   5,170,492   13,534,015    6,554,628   11,005,018     44,293     (46,509)
                                          -----------  -----------  -----------  -----------  ---------  ----------
Increase (decrease) in net assets from
 operations..............................   4,160,936   10,949,133    4,976,559    8,740,667     34,237      (6,717)
                                          -----------  -----------  -----------  -----------  ---------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      30,341       28,709       13,507       76,481        570       2,827
Benefit payments.........................    (907,704)    (651,738)  (1,278,127)  (1,419,372)        --      (3,199)
Payments on termination..................  (2,605,103)  (1,634,940)  (4,168,328)  (3,019,699)   (78,220)   (151,222)
Contract Maintenance Charge..............     (24,283)     (25,973)     (22,046)     (24,276)      (756)       (736)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (1,203,793)  (1,099,637)  (1,666,882)  (2,060,414)   (61,855)   (111,412)
                                          -----------  -----------  -----------  -----------  ---------  ----------
Increase (decrease) in net assets from
 contract transactions...................  (4,710,542)  (3,383,579)  (7,121,876)  (6,447,280)  (140,261)   (263,742)
                                          -----------  -----------  -----------  -----------  ---------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    (549,606)   7,565,554   (2,145,317)   2,293,387   (106,024)   (270,459)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  26,375,811   18,810,257   40,418,291   38,124,904    901,736   1,172,195
                                          -----------  -----------  -----------  -----------  ---------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $25,826,205  $26,375,811  $38,272,974  $40,418,291  $ 795,712  $  901,736
                                          ===========  ===========  ===========  ===========  =========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   3,338,612    3,875,954    3,621,594    4,330,573     74,311      96,359
       Units issued......................     150,077      224,345      109,290      287,123      3,356      22,463
       Units redeemed....................    (713,541)    (761,687)    (724,906)    (996,102)   (14,473)    (44,511)
                                          -----------  -----------  -----------  -----------  ---------  ----------
    Units outstanding at end of
     period..............................   2,775,148    3,338,612    3,005,978    3,621,594     63,194      74,311
                                          ===========  ===========  ===========  ===========  =========  ==========

--------
(x)Previously known as LIT Capital Growth
(y)Previously known as LIT Comstock
(z)Previously known as LIT Government

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                      INVESCO                 INVESCO                  INVESCO
                                                 INVESTMENT SERVICES      INVESTMENT SERVICES    INVESTMENT SERVICES
                                                    SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
                                                 ---------------------    ------------------  -------------------------
                                                      INVESCO                 INVESCO                  INVESCO
                                                  VAN KAMPEN V.I.         VAN KAMPEN V.I.          VAN KAMPEN V.I.
                                                 GLOBAL VALUE EQUITY (AA) HIGH YIELD (AB)      U.S. MID CAP VALUE (AC)
                                                 ---------------------    ------------------  -------------------------
                                                   2010          2009      2010       2009        2010          2009
                                                  -------       -------    ------   -------   ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $    84       $   930    $  515    $   367   $   (444,122) $  (213,859)
Net realized gains (losses).....................  (1,048)       (8,603)      154        343     (2,505,716)  (6,117,575)
Change in unrealized gains (losses).............   2,767         8,650      (107)     1,081     13,950,977   23,337,971
                                                  -------       -------    ------   -------   ------------  -----------
Increase (decrease) in net assets from
 operations.....................................   1,803           977       562      1,791     11,001,139   17,006,537
                                                  -------       -------    ------   -------   ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................      --            --        --         --         28,470       52,324
Benefit payments................................      --            --        --         --     (1,263,887)  (1,190,807)
Payments on termination.........................  (1,482)       (8,608)     (483)    (1,244)    (6,596,138)  (4,089,817)
Contract Maintenance Charge.....................     (26)          (27)       (6)       (14)       (63,999)     (67,999)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   1,544           275        --        (31)    (2,415,439)  (2,310,798)
                                                  -------       -------    ------   -------   ------------  -----------
Increase (decrease) in net assets from contract
 transactions...................................      36        (8,360)     (489)    (1,289)   (10,310,993)  (7,607,097)
                                                  -------       -------    ------   -------   ------------  -----------
INCREASE (DECREASE) IN NET ASSETS...............   1,839        (7,383)       73        502        690,146    9,399,440
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  19,150        26,533     5,844      5,342     60,411,326   51,011,886
                                                  -------       -------    ------   -------   ------------  -----------
NET ASSETS AT END OF PERIOD..................... $20,989       $19,150    $5,917    $ 5,844   $ 61,101,472  $60,411,326
                                                  =======       =======    ======   =======   ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period....   1,839         3,004       394        504      5,038,249    5,830,452
       Units issued.............................     154            25        --          2        142,074      249,627
       Units redeemed...........................    (131)       (1,190)      (33)      (112)      (937,056)  (1,041,830)
                                                  -------       -------    ------   -------   ------------  -----------
    Units outstanding at end of period..........   1,862         1,839       361        394      4,243,267    5,038,249
                                                  =======       =======    ======   =======   ============  ===========

--------
(aa)Previously known as Van Kampen UIF Global Value Equity
(ab)Previously known as Van Kampen UIF High Yield
(ac)Previously known as Van Kampen UIF U.S. Mid Cap Value

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                 INVESCO INVESTMENT  INVESCO INVESTMENT      INVESCO INVESTMENT
                                                      SERVICES       SERVICES SERIES II      SERVICES SERIES II
                                                    SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT
                                                 -----------------  --------------------  ------------------------
                                                      INVESCO
                                                  VAN KAMPEN V.I.       INVESCO V. I.           INVESCO V. I.
                                                     VALUE (AD)     BALANCED FUND II (AE)    BASIC VALUE II (AF)
                                                 -----------------  --------------------  ------------------------
                                                   2010     2009       2010       2009        2010         2009
                                                 -------  --------  ---------  ---------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $   (75) $  1,340  $  (1,892) $  26,733  $  (127,250) $   (47,449)
Net realized gains (losses).....................  (3,391)  (19,772)   (24,162)   (51,798)    (625,113)  (1,608,447)
Change in unrealized gains (losses).............  13,301    38,152     64,928    270,846    1,242,784    5,242,032
                                                 -------  --------  ---------  ---------  -----------  -----------
Increase (decrease) in net assets from
 operations.....................................   9,835    19,720     38,874    245,781      490,421    3,586,136
                                                 -------  --------  ---------  ---------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................      --        --        200         --       86,856        2,767
Benefit payments................................  (1,771)   (8,799)        --    (13,699)    (185,202)    (133,739)
Payments on termination.........................  (1,480)  (14,641)  (608,215)   (94,967)    (939,739)    (842,539)
Contract Maintenance Charge.....................     (77)      (96)        --         --      (35,610)     (40,233)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................  (3,454)   (7,590)    (5,936)   (83,931)    (156,007)    (758,522)
                                                 -------  --------  ---------  ---------  -----------  -----------
Increase (decrease) in net assets from contract
 transactions...................................  (6,782)  (31,126)  (613,951)  (192,597)  (1,229,702)  (1,772,266)
                                                 -------  --------  ---------  ---------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   3,053   (11,406)  (575,077)    53,184     (739,281)   1,813,870
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  74,168    85,574    959,716    906,532   10,465,780    8,651,910
                                                 -------  --------  ---------  ---------  -----------  -----------
NET ASSETS AT END OF PERIOD..................... $77,221  $ 74,168  $ 384,639  $ 959,716  $ 9,726,499  $10,465,780
                                                 =======  ========  =========  =========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................   6,115     9,106    107,389    133,453      975,638    1,178,179
       Units issued.............................     359     1,056        398        230       53,490       67,431
       Units redeemed...........................    (863)   (4,047)   (67,069)   (26,294)    (170,528)    (269,972)
                                                 -------  --------  ---------  ---------  -----------  -----------
    Units outstanding at end of period..........   5,611     6,115     40,718    107,389      858,600      975,638
                                                 =======  ========  =========  =========  ===========  ===========

--------
(ad)Previously known as Van Kampen UIF Value
(ae)Previously known as AIM V. I. Basic Balanced II
(af)Previously known as AIM V. I. Basic Value II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                            INVESCO INVESTMENT         INVESCO INVESTMENT            INVESCO INVESTMENT
                                            SERVICES SERIES II         SERVICES SERIES II            SERVICES SERIES II
                                                SUB-ACCOUNT                SUB-ACCOUNT                   SUB-ACCOUNT
                                          ---------------------------  --------------------------  ----------------------
                                               INVESCO V. I.              INVESCO V. I.                 INVESCO V. I.
                                          CAPITAL APPRECIATION II (AG) CAPITAL DEVELOPMENT II (AH)   CORE EQUITY II (AI)
                                          ---------------------------  --------------------------- ----------------------
                                             2010           2009         2010          2009           2010        2009
                                           ----------     ----------   --------        --------    ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (43,202)    $  (49,238)   $ (6,285)     $ (5,776)     $  (24,873) $   (3,673)
Net realized gains (losses)..............    (41,689)      (107,539)    (15,553)      (33,860)          2,798    (128,976)
Change in unrealized gains (losses)......    558,063        806,935      79,918       158,174         193,220     710,010
                                           ----------     ----------       --------    --------    ----------  ----------
Increase (decrease) in net assets from
 operations..............................    473,172        650,158      58,080       118,538         171,145     577,361
                                           ----------     ----------       --------    --------    ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      1,041          1,950          --            --              --          --
Benefit payments.........................    (63,428)       (14,077)    (21,797)           --         (62,714)    (46,989)
Payments on termination..................   (413,964)      (123,755)    (15,141)      (21,163)       (290,830)   (248,630)
Contract Maintenance Charge..............     (9,621)       (10,660)         --            --          (8,519)     (9,605)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (16,999)      (118,206)    (37,442)      (23,935)        (21,164)   (130,925)
                                           ----------     ----------       --------    --------    ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................   (502,971)      (264,748)    (74,380)      (45,098)       (383,227)   (436,149)
                                           ----------     ----------       --------    --------    ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    (29,799)       385,410     (16,300)       73,440        (212,082)    141,212
NET ASSETS AT BEGINNING OF
 PERIOD..................................  4,101,513      3,716,103     409,778       336,338       2,813,666   2,672,454
                                           ----------     ----------       --------    --------    ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $4,071,714     $4,101,513    $393,478      $409,778      $2,601,584  $2,813,666
                                           ==========     ==========       ========    ========    ==========  ==========
UNITS OUTSTANDING........................
    Units outstanding at beginning of
     period..............................    411,719        445,445      36,334        41,629         274,813     327,926
       Units issued......................      3,511          9,233          18           135           3,538      26,817
       Units redeemed....................    (56,427)       (42,959)     (6,402)       (5,430)        (41,849)    (79,930)
                                           ----------     ----------       --------    --------    ----------  ----------
    Units outstanding at end of
     period..............................    358,803        411,719      29,950        36,334         236,502     274,813
                                           ==========     ==========       ========    ========    ==========  ==========

--------
(ag)Previously known as AIM V. I. Capital Appreciation II
(ah)Previously known as AIM V. I. Capital Development II
(ai)Previously known as AIM V. I. Core Equity II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                          INVESCO INVESTMENT             INVESCO INVESTMENT        INVESCO INVESTMENT
                                          SERVICES SERIES II             SERVICES SERIES II        SERVICES SERIES II
                                              SUB-ACCOUNT                   SUB-ACCOUNT                SUB-ACCOUNT
                                          -------------------------  -------------------------  -----------------------------
                                             INVESCO V. I.                 INVESCO V. I.              INVESCO V. I.
                                          DIVERSIFIED INCOME II (AJ)  DIVIDEND GROWTH II (AK)   GLOBAL DIVIDEND GROWTH II (AL)
                                          -------------------------  -------------------------  -----------------------------
                                            2010          2009           2010          2009         2010            2009
                                            --------     --------    ------------  -----------   -----------     -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  8,520      $ 21,536     $   (113,706) $   (20,893) $   (23,263)    $   853,362
Net realized gains (losses)..............  (22,656)      (41,878)        (161,062)  (1,645,174)  (2,146,712)     (2,957,173)
Change in unrealized gains (losses)......   34,062        44,870        4,228,755   12,598,038    4,679,582       5,749,172
                                            --------     --------    ------------  -----------   -----------     -----------
Increase (decrease) in net assets from
 operations..............................   19,926        24,528        3,953,987   10,931,971    2,509,607       3,645,361
                                            --------     --------    ------------  -----------   -----------     -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      270           270          155,555       10,648       17,834           2,893
Benefit payments.........................  (26,571)           --       (1,104,349)  (1,017,107)    (463,039)       (344,753)
Payments on termination..................  (45,067)      (26,178)     (14,369,996)  (3,199,354)  (3,137,618)     (1,701,811)
Contract Maintenance Charge..............       --            --          (89,403)    (100,319)     (60,966)        (68,577)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (1,763)      (73,563)      (1,289,107)  (1,260,701)    (515,009)       (772,376)
                                            --------     --------    ------------  -----------   -----------     -----------
Increase (decrease) in net assets from
 contract transactions...................  (73,131)      (99,471)     (16,697,300)  (5,566,833)  (4,158,798)     (2,884,624)
                                            --------     --------    ------------  -----------   -----------     -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (53,205)      (74,943)     (12,743,313)   5,365,138   (1,649,191)        760,737
NET ASSETS AT BEGINNING OF
 PERIOD..................................  281,628       356,571       60,772,058   55,406,920   29,257,367      28,496,630
                                            --------     --------    ------------  -----------   -----------     -----------
NET ASSETS AT END OF
 PERIOD.................................. $228,423      $281,628     $ 48,028,745  $60,772,058  $27,608,176     $29,257,367
                                            ========     ========    ============  ===========   ===========     ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   27,243        37,719        6,186,277    6,855,122    2,684,749       2,978,643
       Units issued......................       81           619          128,353      178,875       73,615         200,668
       Units redeemed....................   (6,817)      (11,095)      (1,863,806)    (847,720)    (457,703)       (494,562)
                                            --------     --------    ------------  -----------   -----------     -----------
    Units outstanding at end of
     period..............................   20,507        27,243        4,450,824    6,186,277    2,300,661       2,684,749
                                            ========     ========    ============  ===========   ===========     ===========

--------
(aj)Previously known as AIM V. I. Diversified Income II
(ak)Previously known as Dividend Growth (Class Y Shares)
(al)Previously known as Global Dividend Growth (Class Y Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             INVESCO INVESTMENT         INVESCO INVESTMENT     INVESCO INVESTMENT
                                             SERVICES SERIES II         SERVICES SERIES II     SERVICES SERIES II
                                                SUB-ACCOUNT                 SUB-ACCOUNT            SUB-ACCOUNT
                                          ----------------------------  ------------------  ----------------------------
                                               INVESCO V. I.               INVESCO V. I.          INVESCO V. I.
                                          GOVERNMENT SECURITIES II (AM) HIGH YIELD II (AN)  HIGH YIELD SECURITIES II (AO)
                                          ----------------------------  ------------------  ----------------------------
                                             2010            2009         2010      2009        2010           2009
                                           ----------     -----------   --------  --------   -----------    -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   21,848     $    28,543    $ 31,769  $ 28,634  $   960,386    $   839,970
Net realized gains (losses)..............      2,228          89,132         850   (13,319)     (77,973)      (605,942)
Change in unrealized gains (losses)......     12,884        (167,422)     14,708   157,536      290,130      4,591,823
                                           ----------     -----------   --------  --------   -----------    -----------
Increase (decrease) in net assets from
 operations..............................     36,960         (49,747)     47,327   172,851    1,172,543      4,825,851
                                           ----------     -----------   --------  --------   -----------    -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................         --           1,000         253        --       10,563         41,765
Benefit payments.........................         --         (16,873)    (22,027)       --     (213,437)      (340,227)
Payments on termination..................   (340,172)       (142,017)    (79,450)  (67,453)  (2,054,574)    (1,238,028)
Contract Maintenance Charge..............         --              --          --        --      (39,128)       (43,109)
Transfers among the sub-accounts and
 with the Fixed Account--net.............       (812)     (1,154,093)     46,611   (16,649)     381,527       (494,733)
                                           ----------     -----------   --------  --------   -----------    -----------
Increase (decrease) in net assets from
 contract transactions...................   (340,984)     (1,311,983)    (54,613)  (84,102)  (1,915,049)    (2,074,332)
                                           ----------     -----------   --------  --------   -----------    -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (304,024)     (1,361,730)     (7,286)   88,749     (742,506)     2,751,519
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,073,757       2,435,487     460,852   372,103   15,525,927     12,774,408
                                           ----------     -----------   --------  --------   -----------    -----------
NET ASSETS AT END OF PERIOD.............. $  769,733     $ 1,073,757    $453,566  $460,852  $14,783,421    $15,525,927
                                           ==========     ===========   ========  ========   ===========    ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     87,331         195,099      30,025    36,341    1,654,592      1,903,907
       Units issued......................         90           3,247       3,052        67      177,691        132,742
       Units redeemed....................    (26,815)       (111,015)     (6,598)   (6,383)    (340,056)      (382,057)
                                           ----------     -----------   --------  --------   -----------    -----------
    Units outstanding at end of period...     60,606          87,331      26,479    30,025    1,492,227      1,654,592
                                           ==========     ===========   ========  ========   ===========    ===========

--------
(am)Previously known as AIM V. I. Government Securities II
(an)Previously known as AIM V. I. High Yield II
(ao)Previously known as High Yield (Class Y Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                              INVESCO INVESTMENT      INVESCO INVESTMENT   INVESCO INVESTMENT
                                              SERVICES SERIES II      SERVICES SERIES II   SERVICES SERIES II
                                                  SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                           ------------------------  -------------------  --------------------
                                                                        INVESCO V. I.         INVESCO V. I.
                                                 INVESCO V. I.          INTERNATIONAL           LARGE CAP
                                            INCOME BUILDER II (AP)      GROWTH II (AQ)       GROWTH II (AR)
                                           ------------------------  -------------------  --------------------
                                               2010         2009        2010      2009       2010       2009
                                           -----------  -----------  ---------  --------  ---------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $    67,590  $   175,899  $     645  $ (1,021) $  (7,416) $  (9,326)
Net realized gains (losses)...............    (286,081)    (971,972)    44,860   (21,106)     2,921    (25,810)
Change in unrealized gains (losses).......   1,592,214    3,597,816     13,711   195,275     73,235    162,343
                                           -----------  -----------  ---------  --------  ---------  ---------
Increase (decrease) in net assets from
 operations...............................   1,373,723    2,801,743     59,216   173,148     68,740    127,207
                                           -----------  -----------  ---------  --------  ---------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................       3,340        2,250        939       486        200         --
Benefit payments..........................    (462,493)    (175,454)   (20,033)   (4,693)        --    (16,583)
Payments on termination...................  (2,178,917)  (1,758,556)  (141,427)  (24,953)  (127,299)  (128,937)
Contract Maintenance Charge...............     (21,624)     (22,960)        --        --         --         --
Transfers among the sub-accounts and with
 the Fixed Account--net...................     365,483     (204,726)   (73,986)  (66,906)   (26,178)   (10,345)
                                           -----------  -----------  ---------  --------  ---------  ---------
Increase (decrease) in net assets from
 contract transactions....................  (2,294,211)  (2,159,446)  (234,507)  (96,066)  (153,277)  (155,865)
                                           -----------  -----------  ---------  --------  ---------  ---------
INCREASE (DECREASE) IN NET
 ASSETS...................................    (920,488)     642,297   (175,291)   77,082    (84,537)   (28,658)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  15,100,285   14,457,988    795,988   718,906    609,972    638,630
                                           -----------  -----------  ---------  --------  ---------  ---------
NET ASSETS AT END OF PERIOD............... $14,179,797  $15,100,285  $ 620,697  $795,988  $ 525,435  $ 609,972
                                           ===========  ===========  =========  ========  =========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   1,204,278    1,414,516     49,091    58,762     64,769     83,786
       Units issued.......................      70,533       95,304        274     4,594        368        262
       Units redeemed.....................    (247,497)    (305,542)   (14,706)  (14,265)   (16,634)   (19,279)
                                           -----------  -----------  ---------  --------  ---------  ---------
    Units outstanding at end of period....   1,027,314    1,204,278     34,659    49,091     48,503     64,769
                                           ===========  ===========  =========  ========  =========  =========

--------
(ap)Previously known as Income Builder (Class Y Shares)
(aq)Previously known asAIM V. I. International Growth II
(ar)Previously known as AIM V. I. Large Cap Growth II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                            INVESCO INVESTMENT      INVESCO INVESTMENT        INVESCO INVESTMENT
                                            SERVICES SERIES II      SERVICES SERIES II        SERVICES SERIES II
                                                SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
                                          ----------------------  ----------------------  -------------------------
                                               INVESCO V. I.
                                               MID CAP CORE            INVESCO V. I.            INVESCO V. I.
                                              EQUITY II (AS)       MONEY MARKET II (AT)     S&P 500 INDEX II (AU)
                                          ----------------------  ----------------------  -------------------------
                                             2010        2009        2010        2009         2010          2009
                                          ----------  ----------  ----------  ----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (49,743) $  (24,177) $  (16,103) $  (24,878) $    (12,346) $   623,672
Net realized gains (losses)..............    (58,631)   (216,937)         --          --       351,199   (2,137,923)
Change in unrealized gains (losses)......    508,469   1,171,368          --          --     8,813,962   17,776,479
                                          ----------  ----------  ----------  ----------  ------------  -----------
Increase (decrease) in net assets from
 operations..............................    400,095     930,254     (16,103)    (24,878)    9,152,815   16,262,228
                                          ----------  ----------  ----------  ----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................        375       5,340          --          --        46,308       12,859
Benefit payments.........................    (94,212)    (53,299)    (22,685)    (44,911)   (1,490,618)  (1,215,818)
Payments on termination..................   (602,616)   (529,631)   (453,068)   (239,276)   (7,302,668)  (4,569,298)
Contract Maintenance Charge..............    (10,504)    (11,957)         --          --      (209,608)    (233,548)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (89,298)    (53,510)   (172,418)   (109,779)   (3,718,933)    (474,866)
                                          ----------  ----------  ----------  ----------  ------------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (796,255)   (643,057)   (648,171)   (393,966)  (12,675,519)  (6,480,671)
                                          ----------  ----------  ----------  ----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (396,160)    287,197    (664,274)   (418,844)   (3,522,704)   9,781,557
NET ASSETS AT BEGINNING OF
 PERIOD..................................  4,096,271   3,809,074   1,626,221   2,045,065    81,763,295   71,981,738
                                          ----------  ----------  ----------  ----------  ------------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $3,700,111  $4,096,271  $  961,947  $1,626,221  $ 78,240,591  $81,763,295
                                          ==========  ==========  ==========  ==========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    332,087     392,170     159,310     197,679     8,739,334    9,510,430
       Units issued......................     11,362      33,528       3,504       5,135       256,404      945,129
       Units redeemed....................    (75,541)    (93,611)    (67,126)    (43,504)   (1,610,236)  (1,716,225)
                                          ----------  ----------  ----------  ----------  ------------  -----------
    Units outstanding at end of
     period..............................    267,908     332,087      95,688     159,310     7,385,502    8,739,334
                                          ==========  ==========  ==========  ==========  ============  ===========

--------
(as)Previously known as AIM V. I. Mid Cap Core Equity II
(at)Previously known as AIM V. I. Money Market II
(au)Previously known as S&P 500 Index (Class Y Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           INVESCO INVESTMENT       INVESCO INVESTMENT     INVESCO INVESTMENT
                                           SERVICES SERIES II       SERVICES SERIES II     SERVICES SERIES II
                                              SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                           ----------------------  -------------------  ------------------------
                                             INVESCO V. I.            INVESCO V. I.      INVESCO VAN KAMPEN V.I.
                                           TECHNOLOGY FUND II (AV)  UTILITIES II (AW)    CAPITAL GROWTH II (AX)
                                           ----------------------  -------------------  ------------------------
                                             2010        2009        2010       2009        2010         2009
                                            -------     --------   --------  ---------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (700)    $   (664)   $  8,417  $  11,394  $  (607,548) $  (532,609)
Net realized gains (losses)...............     306       (3,661)     (5,683)   (46,670)     982,773   (1,087,895)
Change in unrealized gains (losses).......   7,950       22,219      15,981     81,438    5,361,193   16,603,977
                                            -------     --------   --------  ---------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................   7,556       17,894      18,715     46,162    5,736,418   14,983,473
                                            -------     --------   --------  ---------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      84           --         180        180       30,828       42,388
Benefit payments..........................      --           --          --    (13,172)    (516,246)    (534,928)
Payments on termination...................  (3,745)      (6,174)    (27,148)   (34,056)  (3,924,652)  (1,831,602)
Contract Maintenance Charge...............      --           --          --         --     (101,841)    (107,115)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (237)      (9,692)      4,299   (119,112)    (776,127)  (2,073,733)
                                            -------     --------   --------  ---------  -----------  -----------
Increase (decrease) in net assets from
  contract transactions...................  (3,898)     (15,866)    (22,669)  (166,160)  (5,288,038)  (4,504,990)
                                            -------     --------   --------  ---------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................   3,658        2,028      (3,954)  (119,998)     448,380   10,478,483
NET ASSETS AT BEGINNING OF
 PERIOD...................................  45,010       42,982     452,013    572,011   36,583,935   26,105,452
                                            -------     --------   --------  ---------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $48,668     $ 45,010    $448,059  $ 452,013  $37,032,315  $36,583,935
                                            =======     ========   ========  =========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   4,210        6,214      29,321     42,025    3,778,351    4,416,207
       Units issued.......................      11           12         296         69      124,060      205,261
       Units redeemed.....................    (400)      (2,016)     (1,797)   (12,773)    (643,482)    (843,117)
                                            -------     --------   --------  ---------  -----------  -----------
    Units outstanding at end of period....   3,821        4,210      27,820     29,321    3,258,929    3,778,351
                                            =======     ========   ========  =========  ===========  ===========

--------
(av)Previously known as AIM V. I. Technology II
(aw)Previously known as AIM V. I. Utilities II
(ax)Previously known as LIT Capital Growth (Class II)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                              INVESCO INVESTMENT         INVESCO INVESTMENT         INVESCO INVESTMENT
                                              SERVICES SERIES II         SERVICES SERIES II         SERVICES SERIES II
                                                  SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                          --------------------------  ------------------------  -------------------------
                                            INVESCO VAN KAMPEN V.I.    INVESCO VAN KAMPEN V.I.   INVESCO VAN KAMPEN V.I.
                                               COMSTOCK II (AY)       EQUITY AND INCOME II (AZ) GROWTH AND INCOME II (BA)
                                          --------------------------  ------------------------  -------------------------
                                              2010          2009          2010         2009         2010          2009
                                          ------------  ------------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $ (2,415,788) $  3,823,770  $   191,298  $   567,693  $ (1,351,521) $ 1,645,256
Net realized gains (losses)..............   (3,586,433)  (11,337,107)    (165,007)  (2,050,677)     (961,268)  (4,296,229)
Change in unrealized gains (losses)......   25,973,333    42,579,696    4,558,505   10,222,886    10,999,298   19,943,191
                                          ------------  ------------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from
 operations..............................   19,971,112    35,066,359    4,584,796    8,739,902     8,686,509   17,292,218
                                          ------------  ------------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      183,024        61,771       10,956       37,426       105,292      125,468
Benefit payments.........................   (3,675,769)   (3,746,540)  (1,395,749)  (1,300,853)   (1,632,366)  (1,954,481)
Payments on termination..................  (16,814,191)  (11,256,863)  (5,311,932)  (4,480,323)   (9,121,328)  (6,343,504)
Contract Maintenance Charge..............     (482,637)     (536,141)    (154,740)    (178,749)     (382,780)    (418,891)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (4,275,486)   (6,364,646)    (749,264)    (271,234)   (1,883,835)  (1,135,780)
                                          ------------  ------------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (25,065,059)  (21,842,419)  (7,600,729)  (6,193,733)  (12,915,017)  (9,727,188)
                                          ------------  ------------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (5,093,947)   13,223,940   (3,015,933)   2,546,169    (4,228,508)   7,565,030
NET ASSETS AT BEGINNING OF
 PERIOD..................................  162,469,630   149,245,690   50,480,301   47,934,132    92,401,716   84,836,686
                                          ------------  ------------  -----------  -----------  ------------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $157,375,683  $162,469,630  $47,464,368  $50,480,301  $ 88,173,208  $92,401,716
                                          ============  ============  ===========  ===========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   14,080,751    16,334,172    3,981,365    4,556,043     6,315,346    7,078,488
       Units issued......................      347,657       915,827      183,515      456,334       288,078      681,845
       Units redeemed....................   (2,439,227)   (3,169,248)    (770,651)  (1,031,012)   (1,145,692)  (1,444,987)
                                          ------------  ------------  -----------  -----------  ------------  -----------
    Units outstanding at end of
     period..............................   11,989,181    14,080,751    3,394,229    3,981,365     5,457,732    6,315,346
                                          ============  ============  ===========  ===========  ============  ===========

--------
(ay)Previously known as LIT Comstock (Class II)
(az)Previously known as Van Kampen UIF Equity and Income (Class II)
(ba)Previously known as LIT Growth and Income (Class II)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             INVESCO INVESTMENT           INVESCO INVESTMENT        INVESCO INVESTMENT
                                             SERVICES SERIES II           SERVICES SERIES II        SERVICES SERIES II
                                                 SUB-ACCOUNT                  SUB-ACCOUNT               SUB-ACCOUNT
                                           --------------------------  ------------------------  ------------------------
                                           INVESCO VAN KAMPEN V.I.      INVESCO VAN KAMPEN V.I.   INVESCO VAN KAMPEN V.I.
                                           INT'L GROWTH EQUITY II (BB)  MID CAP GROWTH II (BC)   U.S. MID CAP VALUE II (BD)
                                           --------------------------  ------------------------  ------------------------
                                              2010          2009           2010         2009         2010          2009
                                            ----------    ----------   -----------  -----------  -----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (10,820)   $  (30,265)   $  (223,135) $  (182,196) $  (370,299)  $  (206,452)
Net realized gains (losses)...............    (83,146)     (303,664)      (540,225)  (1,482,457)  (2,791,199)   (6,463,315)
Change in unrealized gains (losses).......    386,268     1,389,961      3,805,690    6,321,039   11,676,838    20,023,617
                                            ----------    ----------   -----------  -----------  -----------   -----------
Increase (decrease) in net assets from
 operations...............................    292,302     1,056,032      3,042,330    4,656,386    8,515,340    13,353,850
                                            ----------    ----------   -----------  -----------  -----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      1,047            --        107,496       14,287       45,053        24,092
Benefit payments..........................    (33,516)      (68,286)      (179,491)    (150,466)    (923,073)     (979,497)
Payments on termination...................   (386,649)     (150,007)    (1,864,627)    (675,266)  (5,398,370)   (2,879,570)
Contract Maintenance Charge...............    (22,471)      (23,503)       (45,216)     (45,555)    (212,151)     (226,001)
Transfers among the sub-accounts and with
 the Fixed Account--net...................     51,446       160,242       (174,200)    (108,771)  (2,565,633)   (3,566,628)
                                            ----------    ----------   -----------  -----------  -----------   -----------
Increase (decrease) in net assets from
 contract transactions....................   (390,143)      (81,554)    (2,156,038)    (965,771)  (9,054,174)   (7,627,604)
                                            ----------    ----------   -----------  -----------  -----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................    (97,841)      974,478        886,292    3,690,615     (538,834)    5,726,246
NET ASSETS AT BEGINNING OF
 PERIOD...................................  4,036,403     3,061,925     12,940,813    9,250,198   46,473,474    40,747,228
                                            ----------    ----------   -----------  -----------  -----------   -----------
NET ASSETS AT END OF PERIOD............... $3,938,562    $4,036,403    $13,827,105  $12,940,813  $45,934,640   $46,473,474
                                            ==========    ==========   ===========  ===========  ===========   ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    493,363       502,258      1,030,849    1,132,497    3,109,070     3,723,846
       Units issued.......................     49,437       129,131        114,592      127,131      135,820       228,872
       Units redeemed.....................    (97,363)     (138,026)      (266,250)    (228,779)    (687,406)     (843,648)
                                            ----------    ----------   -----------  -----------  -----------   -----------
    Units outstanding at end of period....    445,437       493,363        879,191    1,030,849    2,557,484     3,109,070
                                            ==========    ==========   ===========  ===========  ===========   ===========

--------
(bb)Previously known as Van Kampen UIF Int'l Growth Equity (Class II)
(bc)Previously known as LIT Mid Cap Growth (Class II)
(bd)Previously known as Van Kampen UIF U.S. Mid Cap Value (Class II)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                 JANUS ASPEN SERIES LAZARD RETIREMENT
                                                              JANUS ASPEN SERIES  (SERVICE SHARES)  SERIES, INC.
                                                                 SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
                                                              ----------------   ------------------ ----------------
                                                                                      OVERSEAS        EMERGING
                                                               FORTY PORTFOLIO    (SERVICE SHARES)  MARKETS EQUITY
                                                              ----------------   ------------------ ----------------
                                                                2010      2009          2009         2010     2009
                                                              -------   -------  ------------------  -----    -----
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)................................. $  (174)  $  (212)      $   (138)     $  (4)   $   7
Net realized gains (losses)..................................   3,496       281         27,910        136       88
Change in unrealized gains (losses)..........................  (3,061)    5,161         33,570        (52)     386
                                                              -------   -------       --------       -----    -----
Increase (decrease) in net assets from operations............     261     5,230         61,342         80      481
                                                              -------   -------       --------       -----    -----
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits.....................................................      --        --             --         --       --
Benefit payments.............................................      --        --             --         --       --
Payments on termination......................................  (9,639)   (1,050)       (34,024)      (415)      --
Contract Maintenance Charge..................................     (10)      (33)           (35)        (1)      (4)
Transfers among the sub-accounts and with the Fixed
 Account--net................................................     100       (54)       (51,084)       (36)    (285)
                                                              -------   -------       --------       -----    -----
Increase (decrease) in net assets from contract transactions.  (9,549)   (1,137)       (85,143)      (452)    (289)
                                                              -------   -------       --------       -----    -----
INCREASE (DECREASE) IN NET ASSETS............................  (9,288)    4,093        (23,801)      (372)     192
NET ASSETS AT BEGINNING OF PERIOD............................  16,528    12,435         23,801        927      735
                                                              -------   -------       --------       -----    -----
NET ASSETS AT END OF PERIOD.................................. $ 7,240   $16,528       $     --      $ 555    $ 927
                                                              =======   =======       ========       =====    =====
UNITS OUTSTANDING
    Units outstanding at beginning of period.................   1,134     1,229          2,452         21       27
       Units issued..........................................       8        --             --         --       --
       Units redeemed........................................    (670)      (95)        (2,452)       (11)      (6)
                                                              -------   -------       --------       -----    -----
    Units outstanding at end of period.......................     472     1,134             --         10       21
                                                              =======   =======       ========       =====    =====

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                           LEGG MASON
                                           LEGG MASON                    PARTNERS VARIABLE
                                          PARTNERS VARIABLE INCOME       PORTFOLIOS I, INC       LORD ABBETT SERIES FUND
                                          TRUST SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT
                                          -----------------------        -------------------    ------------------------
                                          LEGG MASON CLEARBRIDGE         LEGG MASON CLEARBRIDGE
                                          VARIABLE FUNDAMENTAL           VARIABLE LARGE CAP            FUNDAMENTAL
                                          ALL CAP VALUE PORTFOLIO I (BE) VALUE PORTFOLIO I (BF)  EQUITY PORTFOLIO I (BG)
                                          -----------------------        -------------------    ------------------------
                                           2010               2009        2010         2009         2010         2009
                                             ------           ----        ------       ------   -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    4              $ --       $   18       $    4    $  (142,961) $  (141,158)
Net realized gains (losses)..............     (6)               (9)          (1)          (4)        81,672     (379,421)
Change in unrealized gains (losses)......    155               210           79          192      1,734,346    2,639,547
                                             ------             ----      ------       ------   -----------  -----------
Increase (decrease) in net assets from
 operations..............................    153               201           96          192      1,673,057    2,118,968
                                             ------             ----      ------       ------   -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     --                --           --           --         40,288        2,550
Benefit payments.........................     --                --           --           --       (154,457)    (213,818)
Payments on termination..................     --                --           --           --       (969,419)    (669,925)
Contract Maintenance Charge..............     (2)               (2)          (2)          (2)       (31,272)     (34,330)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     49                68           76          164       (158,480)     304,121
                                             ------             ----      ------       ------   -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................     47                66           74          162     (1,273,340)    (611,402)
                                             ------             ----      ------       ------   -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................     200............   267.....     170.....     354..      399,717    1,507,566
NET ASSETS AT BEGINNING OF
 PERIOD..................................     992............   725.....   1,174.....     820..   10,848,991    9,341,425
                                             ------             ----      ------       ------   -----------  -----------
NET ASSETS AT END OF PERIOD..............  $1,192............  $992.....  $1,344.....  $1,174..  $11,248,708  $10,848,991
                                             ======             ====      ======       ======   ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    131               122          110           95        918,509      979,481
       Units issued......................      6                 9            7           16         70,278      129,627
       Units redeemed....................     --                --           --           (1)      (175,935)    (190,599)
                                             ------             ----      ------       ------   -----------  -----------
    Units outstanding at end of period...    137               131          117          110        812,852      918,509
                                             ======             ====      ======       ======   ===========  ===========

--------
(be)Previously known as Legg Mason ClearBridge Variable Fundamental Value Portfolio--Class I
(bf)Previously known as Legg Mason ClearBridge Variable Investors
    Portfolio--Class I
(bg)Previously known as All Value

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           LORD ABBETT SERIES FUND   LORD ABBETT SERIES FUND   LORD ABBETT SERIES FUND
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                               BOND-DEBENTURE           GROWTH AND INCOME       GROWTH OPPORTUNITIES
                                          ------------------------  ------------------------  ------------------------
                                              2010         2009         2010         2009         2010         2009
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $ 1,485,360  $ 1,546,271  $  (250,195) $  (130,323) $  (219,101) $  (195,856)
Net realized gains (losses)..............     307,805   (1,135,021)  (1,335,405)  (2,515,347)     334,322     (704,514)
Change in unrealized gains (losses)......   1,657,004    8,171,951    5,106,825    6,228,600    2,572,251    5,340,518
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   3,450,169    8,583,201    3,521,225    3,582,930    2,687,472    4,440,148
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      38,323       34,987       13,620       10,629       31,984       18,459
Benefit payments.........................    (933,121)    (921,832)    (459,452)    (726,034)    (382,539)    (210,349)
Payments on termination..................  (3,981,679)  (7,710,401)  (2,377,217)  (1,599,454)  (1,214,877)    (925,876)
Contract Maintenance Charge..............    (139,401)    (149,261)    (108,188)    (120,878)     (62,114)     (63,154)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   1,919,234    6,714,373   (1,460,480)    (324,628)    (679,617)    (546,300)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (3,096,644)  (2,032,134)  (4,391,717)  (2,760,365)  (2,307,163)  (1,727,220)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................     353,525    6,551,067     (870,492)     822,565      380,309    2,712,928
NET ASSETS AT BEGINNING OF
 PERIOD..................................  34,857,382   28,306,315   25,384,601   24,562,036   14,018,637   11,305,709
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $35,210,907  $34,857,382  $24,514,109  $25,384,601  $14,398,946  $14,018,637
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,795,663    2,999,760    2,661,342    3,013,029    1,107,968    1,279,378
       Units issued......................     393,454    1,244,453       81,365      245,127      131,390      136,619
       Units redeemed....................    (635,227)  (1,448,550)    (520,398)    (596,814)    (299,234)    (308,029)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................   2,553,890    2,795,663    2,222,309    2,661,342      940,124    1,107,968
                                          ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                               MFS VARIABLE         MFS VARIABLE
                                                  LORD ABBETT SERIES FUND     INSURANCE TRUST      INSURANCE TRUST
                                                        SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT
                                                 ------------------------  --------------------  ------------------
                                                       MID-CAP VALUE            MFS GROWTH         MFS HIGH INCOME
                                                 ------------------------  --------------------  ------------------
                                                     2010         2009        2010       2009      2010      2009
                                                 -----------  -----------  ---------  ---------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (325,222) $  (278,937) $ (10,461) $  (8,474) $ 32,211  $ 30,905
Net realized gains (losses).....................  (2,205,367)  (4,385,082)   (25,417)   (99,229)   (2,905)  (48,023)
Change in unrealized gains (losses).............   8,277,486   10,300,690    139,203    358,342    37,934   181,754
                                                 -----------  -----------  ---------  ---------  --------  --------
Increase (decrease) in net assets from
 operations.....................................   5,746,897    5,636,671    103,325    250,639    67,240   164,636
                                                 -----------  -----------  ---------  ---------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................      17,271       29,996        465        100        86       261
Benefit payments................................    (679,444)    (735,884)   (12,424)    (2,254)  (10,490)       --
Payments on termination.........................  (2,999,105)  (2,246,946)   (95,033)  (169,381)  (46,065)  (92,865)
Contract Maintenance Charge.....................    (100,334)    (110,711)      (809)      (895)     (329)     (291)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................  (1,714,235)  (1,129,944)   (53,592)    50,262    (1,431)    1,980
                                                 -----------  -----------  ---------  ---------  --------  --------
Increase (decrease) in net assets from contract
 transactions...................................  (5,475,847)  (4,193,489)  (161,393)  (122,168)  (58,229)  (90,915)
                                                 -----------  -----------  ---------  ---------  --------  --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................     271,050    1,443,182    (58,068)   128,471     9,011    73,721
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  27,522,137   26,078,955    894,072    765,601   526,886   453,165
                                                 -----------  -----------  ---------  ---------  --------  --------
NET ASSETS AT END OF PERIOD..................... $27,793,187  $27,522,137  $ 836,004  $ 894,072  $535,897  $526,886
                                                 ===========  ===========  =========  =========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period....   2,855,912    3,371,297    102,967    113,403    39,516    48,771
       Units issued.............................     121,403      301,418        669     19,301       722     2,875
       Units redeemed...........................    (641,927)    (816,803)   (16,345)   (29,737)   (4,713)  (12,130)
                                                 -----------  -----------  ---------  ---------  --------  --------
    Units outstanding at end of period..........   2,335,388    2,855,912     87,291    102,967    35,525    39,516
                                                 ===========  ===========  =========  =========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                MFS VARIABLE            MFS VARIABLE           MFS VARIABLE
                                               INSURANCE TRUST         INSURANCE TRUST        INSURANCE TRUST
                                                 SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
                                           ----------------------  ----------------------  --------------------
                                             MFS INVESTORS TRUST      MFS NEW DISCOVERY        MFS RESEARCH
                                           ----------------------  ----------------------  --------------------
                                              2010        2009        2010        2009        2010       2009
                                           ----------  ----------  ----------  ----------  ---------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   (1,787) $    5,518  $  (25,740) $  (23,323) $  (3,066) $       8
Net realized gains (losses)...............     11,507     (76,174)     42,582    (174,730)   (16,637)   (32,375)
Change in unrealized gains (losses).......    134,820     424,077     535,296   1,063,886     90,568    192,086
                                           ----------  ----------  ----------  ----------  ---------  ---------
Increase (decrease) in net assets from
 operations...............................    144,540     353,421     552,138     865,833     70,865    159,719
                                           ----------  ----------  ----------  ----------  ---------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      4,318       3,580      18,466      14,180      8,000      1,200
Benefit payments..........................    (12,846)    (12,469)     (9,299)     (5,268)      (586)    (2,954)
Payments on termination...................   (212,217)   (268,913)   (488,483)   (308,773)  (132,180)  (102,446)
Contract Maintenance Charge...............     (1,188)     (1,368)     (2,023)     (1,929)      (306)      (340)
Transfers among the sub-accounts and with
 the Fixed Account--net...................      3,512     (23,465)   (217,029)     66,176     (7,903)    18,097
                                           ----------  ----------  ----------  ----------  ---------  ---------
Increase (decrease) in net assets from
 contract transactions....................   (218,421)   (302,635)   (698,368)   (235,614)  (132,975)   (86,443)
                                           ----------  ----------  ----------  ----------  ---------  ---------
INCREASE (DECREASE) IN NET
 ASSETS...................................    (73,881)      50,786   (146,230)     630,219   (62,110)     73,276
NET ASSETS AT BEGINNING OF
 PERIOD...................................   1,739,571   1,688,785   2,153,874   1,523,655    670,371    597,095
                                           ----------  ----------  ----------  ----------  ---------  ---------
NET ASSETS AT END OF PERIOD...............  $1,665,690  $1,739,571  $2,007,644  $2,153,874  $ 608,261  $ 670,371
                                           ==========  ==========  ==========  ==========  =========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    186,055     225,105     146,944     164,996     80,128     91,192
       Units issued.......................      7,586       9,299       7,068      21,631      1,531      3,651
       Units redeemed.....................    (30,839)    (48,349)    (52,422)    (39,683)   (17,949)   (14,715)
                                           ----------  ----------  ----------  ----------  ---------  ---------
    Units outstanding at end of period....    162,802     186,055     101,590     146,944     63,710     80,128
                                           ==========  ==========  ==========  ==========  =========  =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                                                     MFS VARIABLE
                                                          MFS VARIABLE          MFS VARIABLE       INSURANCE TRUST
                                                         INSURANCE TRUST       INSURANCE TRUST     (SERVICE CLASS)
                                                           SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                                     ----------------------  ------------------  -------------------
                                                                                                      MFS GROWTH
                                                        MFS RESEARCH BOND       MFS UTILITIES      (SERVICE CLASS)
                                                     ----------------------  ------------------  -------------------
                                                        2010        2009       2010      2009      2010       2009
                                                     ----------  ----------  --------  --------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $   25,465  $   48,144  $  4,449  $  5,451  $ (4,152) $  (4,355)
Net realized gains (losses).........................     28,443     (18,128)    1,227   (10,789)   12,092    (23,450)
Change in unrealized gains (losses).................     31,952     163,872    21,399    67,205    23,436    102,124
                                                     ----------  ----------  --------  --------  --------  ---------
Increase (decrease) in net assets from operations...     85,860     193,888    27,075    61,867    31,376     74,319
                                                     ----------  ----------  --------  --------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................      9,144      14,512        --       400        --         --
Benefit payments....................................    (16,008)     (1,912)       --        --   (10,892)        --
Payments on termination.............................   (189,526)   (357,973)  (29,338)  (46,422)  (45,452)  (159,936)
Contract Maintenance Charge.........................     (1,251)     (1,323)     (107)     (103)      (76)      (113)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................     20,808     (50,003)    4,693    92,589    (2,303)    19,550
                                                     ----------  ----------  --------  --------  --------  ---------
Increase (decrease) in net assets from contract
 transactions.......................................   (176,833)   (396,699)  (24,752)   46,464   (58,723)  (140,499)
                                                     ----------  ----------  --------  --------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS...................    (90,973)   (202,811)    2,323   108,331   (27,347)   (66,180)
NET ASSETS AT BEGINNING OF PERIOD...................  1,457,605   1,660,416   254,323   145,992   292,053    358,233
                                                     ----------  ----------  --------  --------  --------  ---------
NET ASSETS AT END OF PERIOD......................... $1,366,632  $1,457,605  $256,646  $254,323  $264,706  $ 292,053
                                                     ==========  ==========  ========  ========  ========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of period........     89,259     116,509    14,043    10,607    34,562     56,962
       Units issued.................................      9,434       6,445       235     7,002        40      4,413
       Units redeemed...............................    (19,759)    (33,695)   (1,646)   (3,566)   (6,900)   (26,813)
                                                     ----------  ----------  --------  --------  --------  ---------
    Units outstanding at end of period..............     78,934      89,259    12,632    14,043    27,702     34,562
                                                     ==========  ==========  ========  ========  ========  =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   MFS VARIABLE INSURANCE MFS VARIABLE INSURANCE MFS VARIABLE INSURANCE
                                                   TRUST (SERVICE CLASS)  TRUST (SERVICE CLASS)  TRUST (SERVICE CLASS)
                                                       SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
                                                   ---------------------  ---------------------  ---------------------
                                                   MFS INVESTORS TRUST     MFS NEW DISCOVERY        MFS RESEARCH
                                                     (SERVICE CLASS)        (SERVICE CLASS)        (SERVICE CLASS)
                                                   ---------------------  ---------------------  ---------------------
                                                     2010        2009       2010        2009       2010        2009
                                                   --------   ---------   --------   ---------    --------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $   (921)  $    (307)  $ (4,008)  $  (4,117)  $ (1,253)   $   (579)
Net realized gains (losses).......................    3,771      (1,342)     4,683     (24,117)     4,971        (781)
Change in unrealized gains (losses)...............   12,524      50,374     84,143     171,548     15,868      41,199
                                                   --------   ---------   --------   ---------    --------   --------
Increase (decrease) in net assets from operations.   15,374      48,725     84,818     143,314     19,586      39,839
                                                   --------   ---------   --------   ---------    --------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................       --          --         60          60         --          --
Benefit payments..................................       --          --     (1,832)         --         --      (1,716)
Payments on termination...........................  (30,251)   (106,855)    (7,912)   (108,115)   (26,926)    (39,287)
Contract Maintenance Charge.......................     (174)       (178)       (96)       (120)       (51)        (59)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................      342         347    (39,315)    (12,043)       917      14,247
                                                   --------   ---------   --------   ---------    --------   --------
Increase (decrease) in net assets from contract
 transactions.....................................  (30,083)   (106,686)   (49,095)   (120,218)   (26,060)    (26,815)
                                                   --------   ---------   --------   ---------    --------   --------
INCREASE (DECREASE) IN NET ASSETS.................  (14,709)    (57,961)    35,723      23,096     (6,474)     13,024
NET ASSETS AT BEGINNING OF PERIOD.................  197,684     255,645    286,123     263,027    174,419     161,395
                                                   --------   ---------   --------   ---------    --------   --------
NET ASSETS AT END OF PERIOD....................... $182,975   $ 197,684   $321,846   $ 286,123   $167,945    $174,419
                                                   ========   =========   ========   =========    ========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period......   21,059      33,993     28,790      42,603     19,273      22,851
       Units issued...............................       66         314        611       3,224        105       2,192
       Units redeemed.............................   (3,291)    (13,248)    (5,233)    (17,037)    (3,126)     (5,770)
                                                   --------   ---------   --------   ---------    --------   --------
    Units outstanding at end of period............   17,834      21,059     24,168      28,790     16,252      19,273
                                                   ========   =========   ========   =========    ========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                          MFS VARIABLE INSURANCE   MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE
                                           TRUST (SERVICE CLASS)      INVESTMENT SERIES          INVESTMENT SERIES
                                                SUB-ACCOUNT              SUB-ACCOUNT                SUB-ACCOUNT
                                          ----------------------  ------------------------  --------------------------
                                               MFS UTILITIES
                                              (SERVICE CLASS)         AGGRESSIVE EQUITY        CAPITAL OPPORTUNITIES
                                          ----------------------  ------------------------  --------------------------
                                             2010        2009         2010         2009         2010          2009
                                          ----------  ----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   17,674  $   31,578  $  (192,030) $  (171,338) $ (2,288,368) $ (1,637,123)
Net realized gains (losses)..............      6,504     (44,231)     565,598     (252,579)    1,717,568    (9,056,751)
Change in unrealized gains (losses)......    123,836     322,224    2,466,203    6,287,908    44,920,163    94,011,113
                                          ----------  ----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................    148,014     309,571    2,839,771    5,863,991    44,349,363    83,317,239
                                          ----------  ----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................        700       1,200        4,170       50,910       162,694        79,471
Benefit payments.........................         --      (1,512)    (513,892)    (340,655)   (5,686,860)   (4,855,385)
Payments on termination..................   (116,904)    (91,055)  (1,351,106)    (549,521)  (17,184,247)  (13,474,340)
Contract Maintenance Charge..............       (142)       (147)      (9,977)     (10,720)     (113,617)     (120,903)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      2,881      68,855     (597,360)    (696,336)   (4,694,616)   (5,999,458)
                                          ----------  ----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................   (113,465)    (22,659)  (2,468,165)  (1,546,322)  (27,516,646)  (24,370,615)
                                          ----------  ----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................     34,549     286,912      371,606    4,317,669    16,832,717    58,946,623
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,366,792   1,079,880   13,824,380    9,506,711   191,502,739   132,556,115
                                          ----------  ----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF PERIOD.............. $1,401,341  $1,366,792  $14,195,986  $13,824,380  $208,335,456  $191,502,739
                                          ==========  ==========  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     77,898      79,735    1,100,531    1,256,393     5,605,630     6,491,940
       Units issued......................        206      14,264       50,363       73,201        96,281       144,628
       Units redeemed....................     (6,241)    (16,101)    (250,517)    (229,063)     (921,220)   (1,030,938)
                                          ----------  ----------  -----------  -----------  ------------  ------------
    Units outstanding at end of period...     71,863      77,898      900,377    1,100,531     4,780,691     5,605,630
                                          ==========  ==========  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           MORGAN STANLEY VARIABLE  MORGAN STANLEY VARIABLE   MORGAN STANLEY VARIABLE
                                              INVESTMENT SERIES        INVESTMENT SERIES         INVESTMENT SERIES
                                                 SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ----------------------- --------------------------
                                               EUROPEAN EQUITY         GLOBAL ADVANTAGE             INCOME PLUS
                                          ------------------------  ----------------------- --------------------------
                                              2010         2009            2009 (CA)            2010          2009
                                          -----------  -----------  ----------------------- ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   610,929  $ 1,306,511        $    36,700       $  4,862,611  $  3,809,223
Net realized gains (losses)..............  (1,793,193)  (1,077,824)        (2,591,668)         1,103,072      (863,907)
Change in unrealized gains (losses)......   3,466,513   11,339,599          2,262,200          1,759,038    16,465,431
                                          -----------  -----------        -----------       ------------  ------------
Increase (decrease) in net assets from
 operations..............................   2,284,249   11,568,286           (292,768)         7,724,721    19,410,747
                                          -----------  -----------        -----------       ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      45,609       61,817             68,565            103,842        40,254
Benefit payments.........................  (1,696,471)  (1,702,223)          (101,007)        (4,028,247)   (4,866,087)
Payments on termination..................  (4,482,734)  (4,424,051)          (139,937)       (10,585,779)  (11,098,021)
Contract Maintenance Charge..............     (31,351)     (36,668)            (1,687)           (45,312)      (50,708)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (2,000,369)  (2,335,328)        (5,374,646)          (924,623)      601,654
                                          -----------  -----------        -----------       ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (8,165,316)  (8,436,453)        (5,548,712)       (15,480,119)  (15,372,908)
                                          -----------  -----------        -----------       ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (5,881,067)   3,131,833         (5,841,480)        (7,755,398)    4,037,839
NET ASSETS AT BEGINNING OF
 PERIOD..................................  56,333,150   53,201,317          5,841,480        105,871,136   101,833,297
                                          -----------  -----------        -----------       ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $50,452,083  $56,333,150        $        --       $ 98,115,738  $105,871,136
                                          ===========  ===========        ===========       ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,151,401    2,530,730            903,438          4,147,481     4,809,984
       Units issued......................      29,614       71,666             21,450            160,122       341,697
       Units redeemed....................    (360,768)    (450,995)          (924,888)          (746,259)   (1,004,200)
                                          -----------  -----------        -----------       ------------  ------------
    Units outstanding at end of
     period..............................   1,820,247    2,151,401                 --          3,561,344     4,147,481
                                          ===========  ===========        ===========       ============  ============

--------
(ca)For the period beginning January 1, 2009 and ended April 24, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE     MORGAN STANLEY VARIABLE
                                              INVESTMENT SERIES          INVESTMENT SERIES           INVESTMENT SERIES
                                                 SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT
                                          ------------------------  --------------------------  --------------------------
                                              LIMITED DURATION             MONEY MARKET                 STRATEGIST
                                          ------------------------  --------------------------  --------------------------
                                              2010         2009         2010          2009          2010          2009
                                          -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   302,384  $   475,727  $   (890,280) $ (1,290,063) $    241,912  $  1,104,055
Net realized gains (losses)..............    (637,427)    (659,939)           --            --    (2,396,999)   (7,474,506)
Change in unrealized gains (losses)......     471,589      828,256            --            --     8,488,777    26,717,710
                                          -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................     136,546      644,044      (890,280)   (1,290,063)    6,333,690    20,347,259
                                          -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................        (195)       1,295        55,754       319,572        42,477       153,273
Benefit payments.........................  (1,050,387)    (527,114)   (3,822,473)   (3,138,680)   (3,826,823)   (4,966,147)
Payments on termination..................  (1,661,762)  (1,553,420)  (17,287,169)  (32,918,633)  (11,235,100)  (12,695,266)
Contract Maintenance Charge..............      (8,004)      (9,378)      (42,762)      (54,187)      (59,432)      (68,013)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     642,435    1,982,636    (1,203,303)    7,751,921      (294,776)      (12,004)
                                          -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (2,077,913)    (105,981)  (22,299,953)  (28,040,007)  (15,373,654)  (17,588,157)
                                          -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,941,367)     538,063   (23,190,233)  (29,330,070)   (9,039,964)    2,759,102
NET ASSETS AT BEGINNING OF
 PERIOD..................................  15,794,531   15,256,468    78,018,924   107,348,994   128,785,738   126,026,636
                                          -----------  -----------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $13,853,164  $15,794,531  $ 54,828,691  $ 78,018,924  $119,745,774  $128,785,738
                                          ===========  ===========  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,519,589    1,528,725     5,288,769     7,145,064     4,778,719     5,406,472
       Units issued......................     159,118      391,550       985,190     2,383,526       145,059       370,156
       Units redeemed....................    (357,169)    (400,686)   (2,511,464)   (4,239,821)     (721,343)     (997,909)
                                          -----------  -----------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period..............................   1,321,538    1,519,589     3,762,495     5,288,769     4,202,435     4,778,719
                                          ===========  ===========  ============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                      MORGAN STANLEY VARIABLE   MORGAN STANLEY VARIABLE
                                           MORGAN STANLEY VARIABLE       INVESTMENT SERIES         INVESTMENT SERIES
                                              INVESTMENT SERIES          (CLASS Y SHARES)           (CLASS Y SHARES)
                                                 SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                          -------------------------  ------------------------  -------------------------
                                                                         AGGRESSIVE EQUITY       CAPITAL OPPORTUNITIES
                                                  UTILITIES              (CLASS Y SHARES)           (CLASS Y SHARES)
                                          -------------------------  ------------------------  -------------------------
                                              2010         2009          2010         2009         2010          2009
                                          -----------  ------------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   918,021  $  1,100,574  $  (272,476) $  (239,618) $ (1,027,531) $  (837,901)
Net realized gains (losses)..............  (1,598,843)   10,904,961      878,059       75,452     3,414,815     (379,592)
Change in unrealized gains (losses)......   3,366,144    (3,042,545)   2,736,728    7,087,581    11,287,651   28,109,155
                                          -----------  ------------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from
 operations..............................   2,685,322     8,962,990    3,342,311    6,923,415    13,674,935   26,891,662
                                          -----------  ------------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     123,678        47,835       20,549        6,588        32,237       30,201
Benefit payments.........................  (3,031,800)   (2,955,696)    (387,259)    (180,132)   (1,189,621)  (1,338,881)
Payments on termination..................  (5,514,039)   (5,900,045)  (1,576,508)  (1,113,781)   (6,767,904)  (3,760,103)
Contract Maintenance Charge..............     (32,052)      (37,702)     (22,117)     (24,863)     (135,517)    (145,441)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (959,977)   (2,465,117)    (217,990)    (706,471)   (2,862,920)  (4,054,582)
                                          -----------  ------------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (9,414,190)  (11,310,725)  (2,183,325)  (2,018,659)  (10,923,725)  (9,268,806)
                                          -----------  ------------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (6,728,868)   (2,347,735)   1,158,986    4,904,756     2,751,210   17,622,856
NET ASSETS AT BEGINNING OF
 PERIOD..................................  62,829,902    65,177,637   16,328,634   11,423,878    61,676,867   44,054,011
                                          -----------  ------------  -----------  -----------  ------------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $56,101,034  $ 62,829,902  $17,487,620  $16,328,634  $ 64,428,077  $61,676,867
                                          ===========  ============  ===========  ===========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,729,423     3,369,461    1,615,247    1,870,119     5,874,484    6,953,097
       Units issued......................      60,372       125,148       97,051       46,094       137,441      231,836
       Units redeemed....................    (476,047)     (765,186)    (306,807)    (300,966)   (1,092,482)  (1,310,449)
                                          -----------  ------------  -----------  -----------  ------------  -----------
    Units outstanding at end of
     period..............................   2,313,748     2,729,423    1,405,491    1,615,247     4,919,443    5,874,484
                                          ===========  ============  ===========  ===========  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           MORGAN STANLEY VARIABLE  MORGAN STANLEY VARIABLE   MORGAN STANLEY VARIABLE
                                              INVESTMENT SERIES        INVESTMENT SERIES         INVESTMENT SERIES
                                              (CLASS Y SHARES)         (CLASS Y SHARES)          (CLASS Y SHARES)
                                                 SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ----------------------- --------------------------
                                               EUROPEAN EQUITY         GLOBAL ADVANTAGE             INCOME PLUS
                                              (CLASS Y SHARES)         (CLASS Y SHARES)          (CLASS Y SHARES)
                                          ------------------------  ----------------------- --------------------------
                                              2010         2009            2009 (CA)            2010          2009
                                          -----------  -----------  ----------------------- ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   111,478  $   315,110        $     9,427       $  5,439,115  $  4,404,680
Net realized gains (losses)..............    (491,911)    (172,553)        (1,288,067)         2,412,416      (950,167)
Change in unrealized gains (losses)......   1,175,369    3,687,426          1,045,866          1,241,447    21,691,230
                                          -----------  -----------        -----------       ------------  ------------
Increase (decrease) in net assets from
 operations..............................     794,936    3,829,983           (232,774)         9,092,978    25,145,743
                                          -----------  -----------        -----------       ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      18,174       21,618                 --            338,360        39,129
Benefit payments.........................    (225,621)    (381,087)            (7,881)        (4,191,045)   (3,855,059)
Payments on termination..................  (1,661,599)  (1,108,672)           (57,778)       (27,360,225)  (11,519,202)
Contract Maintenance Charge..............     (28,725)     (32,421)            (1,091)          (326,097)     (365,642)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (360,329)    (942,051)        (4,124,409)          (938,823)    2,775,125
                                          -----------  -----------        -----------       ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (2,258,100)  (2,442,613)        (4,191,159)       (32,477,830)  (12,925,649)
                                          -----------  -----------        -----------       ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,463,164)   1,387,370         (4,423,933)       (23,384,852)   12,220,094
NET ASSETS AT BEGINNING OF
 PERIOD..................................  18,682,069   17,294,699          4,423,933        144,625,064   132,404,970
                                          -----------  -----------        -----------       ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $17,218,905  $18,682,069        $        --       $121,240,212  $144,625,064
                                          ===========  ===========        ===========       ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,793,332    2,095,932            688,306         10,696,039    11,768,606
       Units issued......................      52,612       56,240             13,860            633,964     1,200,972
       Units redeemed....................    (283,036)    (358,840)          (702,166)        (2,901,180)   (2,273,539)
                                          -----------  -----------        -----------       ------------  ------------
    Units outstanding at end of
     period..............................   1,562,908    1,793,332                 --          8,428,823    10,696,039
                                          ===========  ===========        ===========       ============  ============

--------
(ca)For the period beginning January 1, 2009 and ended April 24, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE
                                              INVESTMENT SERIES          INVESTMENT SERIES          INVESTMENT SERIES
                                              (CLASS Y SHARES)           (CLASS Y SHARES)           (CLASS Y SHARES)
                                                 SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          ------------------------  --------------------------  ------------------------
                                              LIMITED DURATION             MONEY MARKET                STRATEGIST
                                              (CLASS Y SHARES)           (CLASS Y SHARES)           (CLASS Y SHARES)
                                          ------------------------  --------------------------  ------------------------
                                              2010         2009         2010          2009          2010         2009
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   882,381  $ 1,484,522  $ (1,172,327) $ (1,579,222) $  (214,899) $   186,692
Net realized gains (losses)..............  (2,639,273)  (2,507,432)           --            --     (920,597)  (2,282,298)
Change in unrealized gains (losses)......   2,058,996    3,207,337            --            --    3,619,969   10,965,917
                                          -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................     302,104    2,184,427    (1,172,327)   (1,579,222)   2,484,473    8,870,311
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      82,999       35,448        67,849       372,036      147,334       34,955
Benefit payments.........................  (1,349,086)  (1,229,776)   (2,461,495)   (2,228,360)  (1,252,510)  (1,305,181)
Payments on termination..................  (6,216,686)  (5,730,333)  (17,836,926)  (26,911,027)  (4,627,249)  (3,651,772)
Contract Maintenance Charge..............    (118,811)    (143,798)     (217,214)     (268,864)    (107,706)    (116,204)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     535,029    2,542,619     8,002,332      (126,383)     132,000    3,215,220
                                          -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (7,066,555)  (4,525,840)  (12,445,454)  (29,162,598)  (5,708,131)  (1,822,982)
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (6,764,451)  (2,341,414)  (13,617,781)  (30,741,820)  (3,223,658)   7,047,329
NET ASSETS AT BEGINNING OF
 PERIOD..................................  58,968,132   61,309,545    78,126,161   108,867,981   58,365,297   51,317,968
                                          -----------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $52,203,681  $58,968,132  $ 64,508,380  $ 78,126,161  $55,141,639  $58,365,297
                                          ===========  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   6,355,059    6,856,290     7,479,720    10,268,197    4,690,562    4,860,700
       Units issued......................     653,091      916,764     2,194,698     3,112,704      202,909      630,511
       Units redeemed....................  (1,420,544)  (1,417,995)   (3,392,492)   (5,901,181)    (656,128)    (800,649)
                                          -----------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................   5,587,606    6,355,059     6,281,926     7,479,720    4,237,343    4,690,562
                                          ===========  ===========  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                  MORGAN STANLEY VARIABLE
                                                     INVESTMENT SERIES     NEUBERGER & BERMAN        OPPENHEIMER
                                                     (CLASS Y SHARES)      ADVISORS MANAGEMENT VARIABLE ACCOUNT FUNDS
                                                        SUB-ACCOUNT        TRUST SUB-ACCOUNT         SUB-ACCOUNT
                                                 ------------------------  -----------------   ----------------------
                                                         UTILITIES                                   OPPENHEIMER
                                                     (CLASS Y SHARES)         AMT PARTNERS            BALANCED
                                                 ------------------------  -----------------   ----------------------
                                                     2010         2009       2010      2009       2010        2009
                                                 -----------  -----------  -------   --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   165,036  $   217,100  $  (285)  $    196  $   (1,287) $  (27,080)
Net realized gains (losses).....................    (543,801)   3,554,125   (1,038)    (7,630)    (92,511)   (469,325)
Change in unrealized gains (losses).............   1,026,916   (1,217,724)   5,444     20,935     318,913     815,817
                                                 -----------  -----------  -------   --------  ----------  ----------
Increase (decrease) in net assets from
 operations.....................................     648,151    2,553,501    4,121     13,501     225,115     319,412
                                                 -----------  -----------  -------   --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................      19,530        5,583       --         --      16,358       3,660
Benefit payments................................    (530,055)    (548,903)      --         --    (117,791)    (19,383)
Payments on termination.........................  (1,875,713)  (1,040,534)  (1,614)    (6,151)   (193,671)   (415,892)
Contract Maintenance Charge.....................     (17,400)     (19,354)     (26)       (32)     (1,160)     (1,122)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    (206,830)     424,233       --     (7,293)    205,189     332,110
                                                 -----------  -----------  -------   --------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................  (2,610,468)  (1,178,975)  (1,640)   (13,476)    (91,075)   (100,627)
                                                 -----------  -----------  -------   --------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (1,962,317)   1,374,526    2,481         25     134,040     218,785
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  17,354,345   15,979,819   31,206     31,181   2,103,113   1,884,328
                                                 -----------  -----------  -------   --------  ----------  ----------
NET ASSETS AT END OF PERIOD..................... $15,392,028  $17,354,345  $33,687   $ 31,206  $2,237,153  $2,103,113
                                                 ===========  ===========  =======   ========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period....   1,705,897    1,833,527    2,616      4,016     214,809     237,179
       Units issued.............................      66,252      196,734       --        758      22,917      56,087
       Units redeemed...........................    (318,377)    (324,364)    (135)    (2,158)    (32,218)    (78,457)
                                                 -----------  -----------  -------   --------  ----------  ----------
    Units outstanding at end of period..........   1,453,772    1,705,897    2,481      2,616     205,508     214,809
                                                 ===========  ===========  =======   ========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 OPPENHEIMER              OPPENHEIMER              OPPENHEIMER
                                            VARIABLE ACCOUNT FUNDS  VARIABLE ACCOUNT FUNDS   VARIABLE ACCOUNT FUNDS
                                                 SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                           -----------------------  ----------------------  ------------------------
                                                 OPPENHEIMER              OPPENHEIMER              OPPENHEIMER
                                             CAPITAL APPRECIATION          CORE BOND            GLOBAL SECURITIES
                                           -----------------------  ----------------------  ------------------------
                                              2010         2009        2010        2009         2010         2009
                                           ----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (52,917) $   (46,970) $    9,411  $  (20,664) $     7,860  $    46,496
Net realized gains (losses)...............    (12,571)    (388,055)   (146,623)   (377,005)       4,474     (497,387)
Change in unrealized gains (losses).......    368,568    2,039,475     287,855     501,628      502,285    1,753,670
                                           ----------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................    303,080    1,604,450     150,643     103,959      514,619    1,302,779
                                           ----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................     55,972       47,067      10,963       6,675       33,254       36,730
Benefit payments..........................    (64,512)     (46,643)         --     (21,777)     (23,916)     (51,405)
Payments on termination...................   (690,457)  (1,065,354)   (267,038)   (355,547)    (890,496)  (1,076,511)
Contract Maintenance Charge...............     (4,654)      (5,127)     (1,383)     (1,335)      (3,875)      (4,276)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (16,919)    (241,433)    (62,124)     56,393     (129,612)    (612,392)
                                           ----------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions....................   (720,570)  (1,311,490)   (319,582)   (315,591)  (1,014,645)  (1,707,854)
                                           ----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................   (417,490)     292,960    (168,939)   (211,632)    (500,026)    (405,075)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  4,807,912    4,514,952   1,637,817   1,849,449    4,473,103    4,878,178
                                           ----------  -----------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $4,390,422  $ 4,807,912  $1,468,878  $1,637,817  $ 3,973,077  $ 4,473,103
                                           ==========  ===========  ==========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    516,741      693,028     176,259     215,279      270,564      414,850
       Units issued.......................     17,628       58,210       6,941      33,201        6,668       26,490
       Units redeemed.....................    (96,224)    (234,497)    (39,416)    (72,221)     (67,875)    (170,776)
                                           ----------  -----------  ----------  ----------  -----------  -----------
    Units outstanding at end of period....    438,145      516,741     143,784     176,259      209,357      270,564
                                           ==========  ===========  ==========  ==========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                               OPPENHEIMER            OPPENHEIMER             OPPENHEIMER
                         VARIABLE ACCOUNT FUNDS  VARIABLE ACCOUNT FUNDS VARIABLE ACCOUNT FUNDS
                               SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
                         ----------------------  --------------------   ----------------------
                               OPPENHEIMER
                                 GLOBAL               OPPENHEIMER             OPPENHEIMER
                          STRATEGIC INCOME (BH)       HIGH INCOME             MAIN STREET
                         ----------------------  --------------------   ----------------------
                            2010        2009        2010        2009       2010        2009
                         ----------  ----------  ---------   ---------  ----------  ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS
Net investment
 income (loss).......... $  244,194  $  (31,734) $  19,647   $  (4,839) $   (6,795) $   12,783
Net realized gains
 (losses)...............     54,957    (112,348)  (144,553)   (251,926)    (22,751)   (244,508)
Change in
 unrealized gains
 (losses)...............    129,261     645,807    173,530     336,305     326,026     774,954
                         ----------  ----------  ---------   ---------  ----------  ----------
Increase (decrease)
 in net assets from
 operations.............    428,412     501,725     48,624      79,540     296,480     543,229
                         ----------  ----------  ---------   ---------  ----------  ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits................      7,270       6,651      7,897       4,204       1,440       3,896
Benefit payments........    (27,408)    (47,594)    (3,926)     (8,366)    (58,591)    (54,526)
Payments on
 termination............   (430,973)   (820,065)   (54,317)    (52,165)   (351,572)   (561,976)
Contract
 Maintenance Charge.....       (983)     (1,145)      (369)       (326)     (1,463)     (1,702)
Transfers among the
 sub-accounts and
 with the Fixed
 Account--net...........    (69,410)    (27,128)    (8,622)     46,147     (27,351)     (9,717)
                         ----------  ----------  ---------   ---------  ----------  ----------
Increase (decrease)
 in net assets from
 contract
 transactions...........   (521,504)   (889,281)   (59,337)    (10,506)   (437,537)   (624,025)
                         ----------  ----------  ---------   ---------  ----------  ----------
INCREASE (DECREASE)
 IN NET ASSETS..........    (93,092)   (387,556)   (10,713)     69,034    (141,057)    (80,796)
NET ASSETS AT
 BEGINNING OF PERIOD....  3,424,384   3,811,940    396,050     327,016   2,417,714   2,498,510
                         ----------  ----------  ---------   ---------  ----------  ----------
NET ASSETS AT END
 OF PERIOD.............. $3,331,292  $3,424,384  $ 385,337   $ 396,050  $2,276,657  $2,417,714
                         ==========  ==========  =========   =========  ==========  ==========
UNITS OUTSTANDING
   Units
     outstanding at
     beginning of
     period.............    216,767     283,854    116,219     118,768     278,666     361,952
      Units issued......      3,953      57,313      5,501      32,896       4,241      46,532
      Units redeemed....    (34,545)   (124,400)   (21,860)    (35,445)    (53,211)   (129,818)
                         ----------  ----------  ---------   ---------  ----------  ----------
   Units
     outstanding at
     end of period......    186,175     216,767     99,860     116,219     229,696     278,666
                         ==========  ==========  =========   =========  ==========  ==========

--------
(bh)Previously known as Oppenheimer Strategic Bond

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                                                       OPPENHEIMER
                                                       OPPENHEIMER            OPPENHEIMER        VARIABLE ACCOUNT FUNDS
                                                 VARIABLE ACCOUNT FUNDS  VARIABLE ACCOUNT FUNDS  (SERVICE SHARES ("SS"))
                                                       SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
                                                 ----------------------  --------------------   ------------------------
                                                       OPPENHEIMER            OPPENHEIMER
                                                       MAIN STREET         SMALL- & MID-CAP            OPPENHEIMER
                                                        SMALL CAP             GROWTH (BI)               BALANCED
                                                 ----------------------  --------------------   ------------------------
                                                    2010        2009     2010 (BI)      2009        2010         2009
                                                 ----------  ----------  ---------   ---------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (10,175) $   (5,848) $ (10,793)  $  (9,937) $   (71,379) $  (271,560)
Net realized gains (losses).....................     93,174     (67,529)   (14,766)   (101,515)  (1,422,647)  (2,578,623)
Change in unrealized gains (losses).............    242,071     597,880    188,958     294,690    3,264,950    5,895,761
                                                 ----------  ----------  ---------   ---------  -----------  -----------
Increase (decrease) in net assets from
 operations.....................................    325,070     524,503    163,399     183,238    1,770,924    3,045,578
                                                 ----------  ----------  ---------   ---------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................     10,081      14,525         75          60       73,700       17,580
Benefit payments................................     (3,299)    (19,004)    (4,628)     (6,547)    (299,204)    (350,057)
Payments on termination.........................   (419,504)   (375,005)  (113,477)   (104,459)  (1,891,142)  (1,600,367)
Contract Maintenance Charge.....................     (2,421)     (2,562)      (423)       (479)     (72,127)     (81,437)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   (157,659)     (7,827)   (21,332)     24,902     (235,981)    (402,819)
                                                 ----------  ----------  ---------   ---------  -----------  -----------
Increase (decrease) in net assets from contract
 transactions...................................   (572,802)   (389,873)  (139,785)    (86,523)  (2,424,754)  (2,417,100)
                                                 ----------  ----------  ---------   ---------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (247,732)    134,630     23,614      96,715     (653,830)     628,478
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  1,876,118   1,741,488    738,103     641,388   17,990,414   17,361,936
                                                 ----------  ----------  ---------   ---------  -----------  -----------
NET ASSETS AT END OF PERIOD..................... $1,628,386  $1,876,118  $ 761,717   $ 738,103  $17,336,584  $17,990,414
                                                 ==========  ==========  =========   =========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    107,416     134,741    129,519     136,006    1,683,576    1,944,095
       Units issued.............................      5,977      17,236      1,953      35,892      110,851      200,919
       Units redeemed...........................    (36,887)    (44,561)   (23,568)    (42,379)    (331,399)    (461,438)
                                                 ----------  ----------  ---------   ---------  -----------  -----------
    Units outstanding at end of period..........     76,506     107,416    107,904     129,519    1,463,028    1,683,576
                                                 ==========  ==========  =========   =========  ===========  ===========

--------
(bi)Previously known as Oppenheimer MidCap Fund

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 OPPENHEIMER               OPPENHEIMER               OPPENHEIMER
                                           VARIABLE ACCOUNT FUNDS    VARIABLE ACCOUNT FUNDS    VARIABLE ACCOUNT FUNDS
                                           (SERVICE SHARES ("SS"))   (SERVICE SHARES ("SS"))   (SERVICE SHARES ("SS"))
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                                 OPPENHEIMER                                         OPPENHEIMER
                                                   CAPITAL                 OPPENHEIMER                 GLOBAL
                                              APPRECIATION (SS)          CORE BOND (SS)            SECURITIES (SS)
                                          ------------------------  ------------------------  ------------------------
                                              2010         2009         2010         2009         2010         2009
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (661,698) $  (645,765) $    41,740  $  (509,986) $   (69,660) $    85,359
Net realized gains (losses)..............      94,389   (2,180,138)  (2,865,547)  (3,093,346)    (228,316)  (1,400,668)
Change in unrealized gains (losses)......   3,484,834   17,056,722    6,118,163    6,089,497    3,202,212    7,992,226
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   2,917,525   14,230,819    3,294,356    2,486,165    2,904,236    6,676,917
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      52,644       44,317      120,290       54,612       43,948       62,307
Benefit payments.........................    (612,853)    (682,724)  (1,314,635)  (1,053,803)    (488,888)    (623,960)
Payments on termination..................  (4,502,001)  (3,537,287)  (4,034,399)  (2,550,494)  (2,673,080)  (1,739,732)
Contract Maintenance Charge..............    (178,473)    (204,115)    (166,357)    (178,014)     (70,078)     (74,836)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (1,401,109)  (2,635,293)   1,580,123    4,664,287     (482,431)  (1,275,519)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (6,641,792)  (7,015,102)  (3,814,978)     936,588   (3,670,529)  (3,651,740)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (3,724,267)   7,215,717     (520,622)   3,422,753     (766,293)   3,025,177
NET ASSETS AT BEGINNING OF
 PERIOD..................................  45,528,451   38,312,734   36,231,447   32,808,694   23,816,248   20,791,071
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD.............. $41,804,184  $45,528,451  $35,710,825  $36,231,447  $23,049,955  $23,816,248
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   3,794,540    4,530,192    5,217,366    5,071,333    1,307,066    1,565,108
       Units issued......................     207,673      325,590      893,237    1,443,942       79,222      139,886
       Units redeemed....................    (759,728)  (1,061,242)  (1,418,245)  (1,297,909)    (275,534)    (397,928)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of period...   3,242,485    3,794,540    4,692,358    5,217,366    1,110,754    1,307,066
                                          ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                              OPPENHEIMER                OPPENHEIMER               OPPENHEIMER
                                         VARIABLE ACCOUNT FUNDS    VARIABLE ACCOUNT FUNDS     VARIABLE ACCOUNT FUNDS
                                        (SERVICE SHARES ("SS"))    (SERVICE SHARES ("SS"))   (SERVICE SHARES ("SS"))
                                              SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                       -------------------------  ------------------------  -------------------------
                                              OPPENHEIMER
                                            GLOBAL STRATEGIC             OPPENHEIMER               OPPENHEIMER
                                            INCOME (SS) (BJ)          HIGH INCOME (SS)           MAIN STREET (SS)
                                       -------------------------  ------------------------  -------------------------
                                         2010 (BK)       2009         2010         2009         2010          2009
                                       ------------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $  6,593,204  $(1,248,040) $   705,685  $  (220,666) $   (431,899) $    27,634
Net realized gains (losses)...........    1,017,841   (1,148,406)  (3,475,427)  (3,570,261)     (865,818)  (3,511,339)
Change in unrealized gains
 (losses).............................    4,265,156   16,633,969    4,604,330    6,936,998     9,619,991   17,965,754
                                       ------------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets
 from operations......................   11,876,201   14,237,523    1,834,588    3,146,071     8,322,274   14,482,049
                                       ------------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................       58,250      137,331       60,349       11,254       169,490      125,031
Benefit payments......................   (2,155,857)  (2,012,004)    (272,948)    (148,016)   (1,003,028)  (1,109,924)
Payments on termination...............  (10,512,991)  (7,537,050)  (1,418,280)    (938,866)   (7,187,836)  (5,110,609)
Contract Maintenance Charge...........     (378,018)    (418,122)     (77,837)     (80,961)     (275,154)    (309,961)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................   (2,925,587)   1,116,805     (466,138)   1,321,866    (3,195,664)  (2,121,864)
                                       ------------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets
 from contract transactions...........  (15,914,203)  (8,713,040)  (2,174,854)     165,277   (11,492,192)  (8,527,327)
                                       ------------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS...........................   (4,038,002)   5,524,483     (340,266)   3,311,348    (3,169,918)   5,954,722
NET ASSETS AT BEGINNING
 OF PERIOD............................   99,442,185   93,917,702   15,852,017   12,540,669    67,248,439   61,293,717
                                       ------------  -----------  -----------  -----------  ------------  -----------
NET ASSETS AT END OF
 PERIOD............................... $ 95,404,183  $99,442,185  $15,511,751  $15,852,017  $ 64,078,521  $67,248,439
                                       ============  ===========  ===========  ===========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................    6,797,883    7,484,091    4,122,189    4,040,732     5,396,030    6,194,591
       Units issued...................      405,721      947,971      213,049      911,602       265,738      567,532
       Units redeemed.................   (1,433,464)  (1,634,179)    (755,192)    (830,145)   (1,153,333)  (1,366,093)
                                       ------------  -----------  -----------  -----------  ------------  -----------
    Units outstanding at end of
     period...........................    5,770,140    6,797,883    3,580,046    4,122,189     4,508,435    5,396,030
                                       ============  ===========  ===========  ===========  ============  ===========

--------
(bj)Previously known as Oppenheimer Strategic Bond (SS)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                        OPPENHEIMER               OPPENHEIMER             PIMCO
                                                  VARIABLE ACCOUNT FUNDS    VARIABLE ACCOUNT FUNDS      VARIABLE
                                                  (SERVICE SHARES ("SS"))   (SERVICE SHARES ("SS"))  INSURANCE TRUST
                                                        SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT
                                                 ------------------------  ------------------------  -----------------
                                                        OPPENHEIMER               OPPENHEIMER
                                                        MAIN STREET            SMALL- & MID-CAP       FOREIGN BOND
                                                      SMALL CAP (SS)            GROWTH (SS)(BK)      (US DOLLAR-HEDGED)
                                                 ------------------------  ------------------------  -----------------
                                                     2010         2009         2010         2009      2010      2009
                                                 -----------  -----------  -----------  -----------   ------   ------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (328,943) $  (243,602) $  (160,372) $  (145,670) $    5    $   35
Net realized gains (losses).....................     235,136   (1,772,664)    (136,094)    (821,277)     45       216
Change in unrealized gains (losses).............   5,525,640    9,851,227    2,553,841    3,351,145      85       (12)
                                                 -----------  -----------  -----------  -----------   ------   ------
Increase (decrease) in net assets from
 operations.....................................   5,431,833    7,834,961    2,257,375    2,384,198     135       239
                                                 -----------  -----------  -----------  -----------   ------   ------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................      30,833       42,340       18,643       10,652      --        --
Benefit payments................................    (435,045)    (368,515)    (212,715)    (140,785)     --        --
Payments on termination.........................  (3,044,357)  (2,159,902)  (1,219,276)    (677,134)   (923)       --
Contract Maintenance Charge.....................    (130,380)    (139,056)     (49,887)     (52,563)     (4)       (9)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................  (1,895,318)  (1,271,930)    (495,769)    (275,115)     31       211
                                                 -----------  -----------  -----------  -----------   ------   ------
Increase (decrease) in net assets from contract
 transactions...................................  (5,474,267)  (3,897,063)  (1,959,004)  (1,134,945)   (896)      202
                                                 -----------  -----------  -----------  -----------   ------   ------
INCREASE (DECREASE) IN NET ASSETS...............     (42,434)   3,937,898      298,371    1,249,253    (761)      441
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  28,859,918   24,922,020   10,066,624    8,817,371   2,152     1,711
                                                 -----------  -----------  -----------  -----------   ------   ------
NET ASSETS AT END OF PERIOD..................... $28,817,484  $28,859,918  $10,364,995  $10,066,624  $1,391    $2,152
                                                 ===========  ===========  ===========  ===========   ======   ======
UNITS OUTSTANDING
    Units outstanding at beginning of period....   1,723,224    2,003,980      913,633    1,041,351     164       149
       Units issued.............................      64,251      235,275       27,785       85,241       2        16
       Units redeemed...........................    (366,936)    (516,031)    (189,175)    (212,959)    (67)       (1)
                                                 -----------  -----------  -----------  -----------   ------   ------
    Units outstanding at end of period..........   1,420,539    1,723,224      752,243      913,633      99       164
                                                 ===========  ===========  ===========  ===========   ======   ======

--------
(bk)Previously known as Oppenheimer MidCap Fund (SS)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                      PIMCO VARIABLE    PIMCO VARIABLE      PIMCO VARIABLE
                                                      INSURANCE TRUST  INSURANCE TRUST      INSURANCE TRUST
                                                        SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT
                                                     ----------------  ---------------  ----------------------
                                                                         PIMCO TOTAL      PIMCO VIT COMMODITY
                                                       MONEY MARKET         RETURN        REALRETURN STRATEGY
                                                     ----------------  ---------------  ----------------------
                                                       2010     2009    2010     2009      2010        2009
                                                     -------  -------  ------  -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (328) $  (334) $    9  $    41  $  580,278  $  130,753
Net realized gains (losses).........................      --       --      41       61     (68,488)    127,797
Change in unrealized gains (losses).................      --       --      23       46     451,021     727,691
                                                     -------  -------  ------  -------  ----------  ----------
Increase (decrease) in net assets from operations...    (328)    (334)     73      148     962,811     986,241
                                                     -------  -------  ------  -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --       --      --       --       2,400       3,200
Benefit payments....................................      --       --      --       --      (7,805)    (20,533)
Payments on termination.............................  (1,681)  (4,555)     --   (2,469)   (340,936)   (130,362)
Contract Maintenance Charge.........................     (47)     (57)     (6)      (6)    (24,776)    (20,642)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................      69    5,736      47      158   1,077,523   1,118,662
                                                     -------  -------  ------  -------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions.......................................  (1,659)   1,124      41   (2,317)    706,406     950,325
                                                     -------  -------  ------  -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS...................  (1,987)     790     114   (2,169)  1,669,217   1,936,566
NET ASSETS AT BEGINNING OF PERIOD...................  23,834   23,044   1,150    3,319   3,951,625   2,015,059
                                                     -------  -------  ------  -------  ----------  ----------
NET ASSETS AT END OF PERIOD......................... $21,847  $23,834  $1,264  $ 1,150  $5,620,842  $3,951,625
                                                     =======  =======  ======  =======  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   2,258    2,152      78      254     447,186     317,764
       Units issued.................................       9      538       8       11     145,159     199,905
       Units redeemed...............................    (167)    (432)     (5)    (187)    (72,334)    (70,483)
                                                     -------  -------  ------  -------  ----------  ----------
    Units outstanding at end of period..............   2,100    2,258      81       78     520,011     447,186
                                                     =======  =======  ======  =======  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 PIMCO                     PIMCO                     PIMCO
                                        VARIABLE INSURANCE TRUST VARIABLE INSURANCE TRUST  VARIABLE INSURANCE TRUST
                                              SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                        ----------------------   ------------------------  ------------------------
                                               PIMCO VIT
                                               EMERGING               PIMCO VIT REAL            PIMCO VIT TOTAL
                                             MARKETS BOND                 RETURN                    RETURN
                                           (ADVISOR SHARES)          (ADVISOR SHARES)          (ADVISOR SHARES)
                                        ----------------------   ------------------------  ------------------------
                                           2010         2009         2010         2009         2010         2009
                                        ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $   57,164   $   47,691  $   (32,466) $   107,723  $   222,285  $   969,225
Net realized gains (losses)............     27,023      (30,660)     216,916      264,449    1,544,385    1,214,814
Change in unrealized gains
 (losses)..............................     52,052      255,294      416,148      905,157      289,086      965,028
                                        ----------   ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations............................    136,239      272,325      600,598    1,277,329    2,055,756    3,149,067
                                        ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................        339          274           --           --        4,840        7,714
Benefit payments.......................    (18,432)     (81,588)    (122,413)    (184,642)    (511,706)    (551,249)
Payments on termination................   (260,866)     (66,621)  (1,949,529)  (1,372,176)  (5,647,684)  (3,305,141)
Contract Maintenance Charge............     (9,532)      (7,180)     (49,104)     (47,595)    (157,591)    (155,557)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................  1,167,804      510,215      767,579    1,883,586    2,818,178   11,154,987
                                        ----------   ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions.................    879,313      355,100   (1,353,467)     279,173   (3,493,963)   7,150,754
                                        ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS................................  1,015,552      627,425     (752,869)   1,556,502   (1,438,207)  10,299,821
NET ASSETS AT BEGINNING
 OF PERIOD.............................  1,467,668      840,243    9,720,910    8,164,408   33,411,430   23,111,609
                                        ----------   ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................ $2,483,220   $1,467,668  $ 8,968,041  $ 9,720,910  $31,973,223  $33,411,430
                                        ==========   ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    122,476       89,915      831,872      813,514    2,629,273    2,039,224
       Units issued....................    118,506       64,783      128,540      343,530      478,902    1,361,782
       Units redeemed..................    (53,126)     (32,222)    (237,508)    (325,172)    (739,099)    (771,733)
                                        ----------   ----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period............................    187,856      122,476      722,904      831,872    2,369,076    2,629,273
                                        ==========   ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             PREMIER VIT     PREMIER VIT     PUTNAM VARIABLE TRUST   PUTNAM VARIABLE TRUST
                                             SUB-ACCOUNT     SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT
                                          ----------------- -------------- ------------------------  ---------------------
                                                NACM
                                              SMALL CAP                           VT AMERICAN             VT CAPITAL
                                          PORTFOLIO CLASS I OPCAP BALANCED     GOVERNMENT INCOME         APPRECIATION
                                          ----------------- -------------- ------------------------  ---------------------
                                                2009          2009 (CA)        2010         2009         2009 (CB)(CC)
                                          ----------------- -------------- -----------  -----------  ---------------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............      $    (7)        $   243     $ 2,624,754  $ 1,194,503       $    86,899
Net realized gains (losses)..............       (1,317)         (4,373)        833,135      341,120        (5,158,463)
Change in unrealized gains (losses)......        1,284           3,911      (1,900,749)   6,036,751         4,619,172
                                               -------         -------     -----------  -----------       -----------
Increase (decrease) in net assets from
 operations..............................          (40)           (219)      1,557,140    7,572,374          (452,392)
                                               -------         -------     -----------  -----------       -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................           --              --          48,956       66,856               542
Benefit payments.........................           --              --      (1,182,658)  (1,122,282)          (23,136)
Payments on termination..................       (1,207)           (412)     (5,661,074)  (5,609,613)          (67,703)
Contract Maintenance Charge..............           (3)             (6)        (89,852)    (108,907)           (3,559)
Transfers among the sub-accounts and
 with the Fixed Account--net.............           --          (5,362)       (135,936)   1,016,814        (5,952,301)
                                               -------         -------     -----------  -----------       -----------
Increase (decrease) in net assets from
 contract transactions...................       (1,210)         (5,780)     (7,020,564)  (5,757,132)       (6,046,157)
                                               -------         -------     -----------  -----------       -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................       (1,250)         (5,999)     (5,463,424)   1,815,242        (6,498,549)
NET ASSETS AT BEGINNING OF
 PERIOD..................................        1,250           5,999      43,436,158   41,620,916         6,498,549
                                               -------         -------     -----------  -----------       -----------
NET ASSETS AT END OF
 PERIOD..................................      $    --         $    --     $37,972,734  $43,436,158       $        --
                                               =======         =======     ===========  ===========       ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................          120             789       2,804,488    3,186,249         1,198,678
       Units issued......................           --              --         261,986      751,302             2,731
       Units redeemed....................         (120)           (789)       (696,185)  (1,133,063)       (1,201,409)
                                               -------         -------     -----------  -----------       -----------
    Units outstanding at end of
     period..............................           --              --       2,370,289    2,804,488                --
                                               =======         =======     ===========  ===========       ===========

--------
(ca)For the period beginning January 1, 2009 and ended April 24, 2009
(cb)On February 13, 2009, VT Capital Appreciation merged into VT Investors Fund
(cc)For the period beginning January 1, 2009 and ended February 12, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           PUTNAM VARIABLE TRUST  PUTNAM VARIABLE TRUST   PUTNAM VARIABLE TRUST
                                                SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
                                          ----------------------  --------------------- ------------------------
                                                VT CAPITAL            VT DISCOVERY           VT DIVERSIFIED
                                               OPPORTUNITIES             GROWTH                  INCOME
                                          ----------------------  --------------------- ------------------------
                                             2010        2009         2009 (CC)(CD)         2010         2009
                                          ----------  ----------  --------------------- -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (55,783) $  (28,238)      $   (10,835)     $ 5,719,390  $ 2,301,132
Net realized gains (losses)..............    (21,785)   (312,525)       (3,743,200)        (650,270)  (2,370,454)
Change in unrealized gains (losses)......  1,318,053   1,677,276         3,600,148         (457,952)  17,162,129
                                          ----------  ----------       -----------      -----------  -----------
Increase (decrease) in net assets from
 operations..............................  1,240,485   1,336,513          (153,887)       4,611,168   17,092,807
                                          ----------  ----------       -----------      -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     10,764       4,790             2,091           39,533       77,195
Benefit payments.........................   (102,982)    (99,511)          (17,944)      (1,067,422)  (1,249,646)
Payments on termination..................   (453,954)   (263,091)          (46,974)      (5,210,597)  (4,994,176)
Contract Maintenance Charge..............    (15,548)    (14,153)           (4,621)         (96,417)    (105,591)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    752,735     385,160        (7,161,906)      (3,170,931)     (92,223)
                                          ----------  ----------       -----------      -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................    191,015      13,195        (7,229,354)      (9,505,834)  (6,364,441)
                                          ----------  ----------       -----------      -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  1,431,500   1,349,708        (7,383,241)      (4,894,666)  10,728,366
NET ASSETS AT BEGINNING OF
 PERIOD..................................  4,415,151   3,065,443         7,383,241       45,808,781   35,080,415
                                          ----------  ----------       -----------      -----------  -----------
NET ASSETS AT END OF PERIOD.............. $5,846,651  $4,415,151       $        --      $40,914,115  $45,808,781
                                          ==========  ==========       ===========      ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    290,101     288,971         2,154,236        3,023,327    3,544,700
       Units issued......................     93,382      73,792             3,212          214,582      470,515
       Units redeemed....................    (82,144)    (72,662)       (2,157,448)        (806,716)    (991,888)
                                          ----------  ----------       -----------      -----------  -----------
    Units outstanding at end of period...    301,339     290,101                --        2,431,193    3,023,327
                                          ==========  ==========       ===========      ===========  ===========

--------
(cc)For the period beginning January 1, 2009 and ended February 12, 2009
(cd)On February 13, 2009, VT Discovery Growth merged into VT New Opportunities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                           PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST
                                                SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                        --------------------------  --------------------------  ------------------------
                                                 VT EQUITY                   VT GLOBAL                  VT GEORGE
                                                  INCOME               PUTNAM BALANCED (BL)         ASSET ALLOCATION
                                        --------------------------  --------------------------  ------------------------
                                            2010        2009 (CE)       2010          2009          2010         2009
                                        ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $    495,302  $   (190,121) $  2,929,938  $  2,424,498  $ 1,373,193  $ 1,242,425
Net realized gains (losses)............    4,182,640       234,695    (7,079,266)   (9,204,960)    (304,519)  (1,512,825)
Change in unrealized gains
 (losses)..............................    5,357,754    26,826,357    10,861,372    23,141,018    2,768,905    8,448,755
                                        ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations............................   10,035,696    26,870,931     6,712,044    16,360,556    3,837,579    8,178,355
                                        ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................      141,233       129,160       150,973       128,897       68,972       36,961
Benefit payments.......................   (2,045,073)   (1,778,012)   (2,515,778)   (1,676,705)    (565,933)    (406,816)
Payments on termination................  (10,370,921)   (7,267,413)   (6,831,692)   (6,340,302)  (3,335,406)  (2,955,678)
Contract Maintenance Charge............     (354,999)     (370,478)     (240,385)     (276,100)    (115,464)    (119,678)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................   (4,925,341)   64,860,029    (2,875,435)   (2,592,437)      11,149    1,319,893
                                        ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions.................  (17,555,101)   55,573,286   (12,312,317)  (10,756,647)  (3,936,682)  (2,125,318)
                                        ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS............................   (7,519,405)   82,444,217    (5,600,273)    5,603,909      (99,103)   6,053,037
NET ASSETS AT BEGINNING
 OF PERIOD.............................  103,260,552    20,816,335    81,675,932    76,072,023   32,862,698   26,809,661
                                        ------------  ------------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................ $ 95,741,147  $103,260,552  $ 76,075,659  $ 81,675,932  $32,763,595  $32,862,698
                                        ============  ============  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    7,991,174     1,857,214     8,496,048     9,817,443    2,787,508    3,028,227
       Units issued....................      486,731    15,528,137       324,587       505,002      389,741      477,224
       Units redeemed..................   (1,780,255)   (9,394,177)   (1,585,120)   (1,826,397)    (739,102)    (717,943)
                                        ------------  ------------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period............................    6,697,650     7,991,174     7,235,515     8,496,048    2,438,147    2,787,508
                                        ============  ============  ============  ============  ===========  ===========

--------
(bl)Previously known as VT The George Putnam Fund of Boston
(ce)On February 13, 2009, VT New Value merged into VT Equity Income Fund

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                            PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                                  VT GLOBAL                 VT GLOBAL                 VT GLOBAL
                                                   EQUITY                  HEALTH CARE                UTILITIES
                                          ------------------------  ------------------------  ------------------------
                                              2010         2009         2010         2009         2010         2009
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   206,202  $  (308,052) $   183,339  $  (470,200) $   537,845  $   589,538
Net realized gains (losses)..............  (2,635,975)  (2,986,389)     125,946    3,220,444     (561,839)     603,026
Change in unrealized gains (losses)......   4,107,090    8,971,464     (118,805)   4,460,926      (49,336)    (223,334)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   1,677,317    5,677,023      190,480    7,211,170      (73,330)     969,230
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      19,647       26,501      104,189      230,675       45,376      100,655
Benefit payments.........................    (456,119)    (335,752)    (727,085)    (591,459)    (615,568)    (501,833)
Payments on termination..................  (2,357,800)  (1,542,293)  (2,982,787)  (2,651,179)  (1,978,978)  (2,040,282)
Contract Maintenance Charge..............     (77,914)     (91,714)    (122,594)    (144,419)     (58,260)     (70,131)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (2,031,741)  (1,222,071)  (2,250,059)  (1,295,384)  (1,236,659)  (1,154,274)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (4,903,927)  (3,165,329)  (5,978,336)  (4,451,766)  (3,844,089)  (3,665,865)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (3,226,610)   2,511,694   (5,787,856)   2,759,404   (3,917,419)  (2,696,635)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  25,104,499   22,592,805   35,954,634   33,195,230   22,485,636   25,182,271
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD.............. $21,877,889  $25,104,499  $30,166,778  $35,954,634  $18,568,217  $22,485,636
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   3,493,580    4,024,138    2,932,440    3,362,364    1,865,488    2,221,327
       Units issued......................      99,161      197,308      142,569      322,301       81,962      250,943
       Units redeemed....................    (808,209)    (727,866)    (641,057)    (752,225)    (419,669)    (606,782)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of period...   2,784,532    3,493,580    2,433,952    2,932,440    1,527,781    1,865,488
                                          ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                                  SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                          --------------------------  ------------------------  ------------------------
                                                 VT GROWTH AND                VT GROWTH
                                                    INCOME                  OPPORTUNITIES             VT HIGH YIELD
                                          --------------------------  ------------------------  ------------------------
                                              2010          2009          2010         2009         2010         2009
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    329,592  $  2,420,576  $  (132,499) $   (63,958) $ 3,507,323  $ 4,654,755
Net realized gains (losses)..............  (19,129,341)  (26,895,996)    (643,032)    (754,686)    (732,235)  (3,570,041)
Change in unrealized gains (losses)......   40,303,085    69,566,817    2,327,132    4,125,145    3,848,880   19,461,222
                                          ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   21,503,336    45,091,397    1,551,601    3,306,501    6,623,968   20,545,936
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      377,187       399,301       10,960       18,515       76,019      163,886
Benefit payments.........................   (6,028,111)   (4,975,661)    (255,783)     (49,523)  (1,772,540)  (1,205,669)
Payments on termination..................  (17,994,256)  (15,554,718)    (904,197)    (634,515)  (7,355,478)  (5,169,121)
Contract Maintenance Charge..............     (533,918)     (604,615)     (39,508)     (42,224)    (188,970)    (204,190)
Transfers among the sub-accounts and
 with the Fixed Account-- net............  (13,676,235)   (6,967,941)  (1,139,752)     297,914     (721,684)    (509,645)
                                          ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (37,855,333)  (27,703,634)  (2,328,280)    (409,833)  (9,962,653)  (6,924,739)
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (16,351,997)   17,387,763     (776,679)   2,896,668   (3,338,685)  13,621,197
NET ASSETS AT BEGINNING OF
 PERIOD..................................  200,606,533   183,218,770   11,749,862    8,853,194   59,792,934   46,171,737
                                          ------------  ------------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $184,254,536  $200,606,533  $10,973,183  $11,749,862  $56,454,249  $59,792,934
                                          ============  ============  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   21,904,793    25,666,932    2,855,670    2,985,105    3,702,959    4,230,215
       Units issued......................      605,703     1,275,024      143,310      370,142      422,899      715,121
       Units redeemed....................   (4,700,317)   (5,037,163)    (693,215)    (499,577)  (1,025,588)  (1,242,377)
                                          ------------  ------------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................   17,810,179    21,904,793    2,305,765    2,855,670    3,100,270    3,702,959
                                          ============  ============  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST
                                                  SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                          --------------------------  --------------------------  ------------------------
                                                                                  VT                         VT
                                                                             INTERNATIONAL              INTERNATIONAL
                                                   VT INCOME                    EQUITY                   GROWTH (BM)
                                          --------------------------  --------------------------  ------------------------
                                              2010          2009          2010          2009          2010         2009
                                          ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $ 12,919,412  $  5,499,363  $  2,877,717  $ (2,065,308) $   309,082  $    14,133
Net realized gains (losses)..............     (153,035)   (5,624,894)  (13,990,165)  (17,035,142)     229,123     (519,126)
Change in unrealized gains (losses)......   (2,094,609)   45,504,357    20,648,097    47,135,096    1,212,268    6,546,075
                                          ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   10,671,768    45,378,826     9,535,649    28,034,646    1,750,473    6,041,082
                                          ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      159,672       149,198       212,893       202,024       58,441       55,324
Benefit payments.........................   (4,050,603)   (3,090,112)   (2,763,050)   (2,493,311)    (289,092)     (88,264)
Payments on termination..................  (16,775,863)  (13,413,258)  (13,270,760)   (9,308,243)  (1,960,139)  (1,083,565)
Contract Maintenance Charge..............     (426,207)     (468,620)     (430,375)     (503,105)     (84,120)     (93,096)
Transfers among the sub-accounts and
 with the Fixed Account--net.............       90,098    (3,854,729)  (10,515,312)   (6,121,686)  (2,589,070)    (588,682)
                                          ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (21,002,903)  (20,677,521)  (26,766,604)  (18,224,321)  (4,863,980)  (1,798,283)
                                          ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (10,331,135)   24,701,305   (17,230,955)    9,810,325   (3,113,507)   4,242,799
NET ASSETS AT BEGINNING OF
 PERIOD..................................  137,452,521   112,751,216   149,649,228   139,838,903   22,561,674   18,318,875
                                          ------------  ------------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $127,121,386  $137,452,521  $132,418,273  $149,649,228  $19,448,167  $22,561,674
                                          ============  ============  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   10,248,015    12,142,900    13,330,526    15,306,614    2,263,150    2,503,412
       Units issued......................    1,098,776     1,588,901       754,293     1,215,515      157,713      158,385
       Units redeemed....................   (2,555,668)   (3,483,786)   (3,221,156)   (3,191,603)    (683,769)    (398,647)
                                          ------------  ------------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................    8,791,123    10,248,015    10,863,663    13,330,526    1,737,094    2,263,150
                                          ============  ============  ============  ============  ===========  ===========

--------
(bm)Previously known as VT International New Opportunities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                            PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST
                                                 SUB-ACCOUNT               SUB-ACCOUNT                 SUB-ACCOUNT
                                          ------------------------  -------------------------  --------------------------
                                          INTERNATIONAL VALUE (BN)         VT INVESTORS              VT MONEY MARKET
                                          ------------------------  -------------------------  --------------------------
                                              2010         2009         2010       2009 (CB)       2010          2009
                                          -----------  -----------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   507,546  $  (344,638) $    (78,104) $  (135,089) $ (1,931,137) $ (1,868,665)
Net realized gains (losses)..............  (3,362,944)  (3,831,100)   (3,694,746)  (5,913,033)           --            --
Change in unrealized gains (losses)......   3,894,726    9,678,938    11,065,199   23,182,069            --            --
                                          -----------  -----------  ------------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................   1,039,328    5,503,200     7,292,349   17,133,947    (1,931,137)   (1,868,665)
                                          -----------  -----------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      35,280       94,286        84,105      145,085       320,056       366,510
Benefit payments.........................    (479,161)    (412,195)   (1,252,054)  (1,175,659)   (4,714,125)   (2,826,480)
Payments on termination..................  (2,398,227)  (2,032,522)   (5,837,698)  (4,760,972)  (36,848,097)  (43,939,183)
Contract Maintenance Charge..............     (85,392)     (98,854)     (222,946)    (257,862)     (598,539)     (623,525)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (2,721,503)  (1,036,516)   (6,732,432)   2,282,812    16,117,682    31,722,543
                                          -----------  -----------  ------------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (5,649,003)  (3,485,801)  (13,961,025)  (3,766,596)  (25,723,023)  (15,300,135)
                                          -----------  -----------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (4,609,675)   2,017,399    (6,668,676)  13,367,351   (27,654,160)  (17,168,800)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  28,222,089   26,204,690    71,149,717   57,782,366   142,435,735   159,604,535
                                          -----------  -----------  ------------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $23,612,414  $28,222,089  $ 64,481,041  $71,149,717  $114,781,575  $142,435,735
                                          ===========  ===========  ============  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,451,232    2,828,593    10,360,653   10,758,957    13,389,014    14,696,768
       Units issued......................     123,059      265,190       188,933    2,433,958     5,607,796    10,168,754
       Units redeemed....................    (630,952)    (642,551)   (2,285,143)  (2,832,262)   (8,046,663)  (11,476,508)
                                          -----------  -----------  ------------  -----------  ------------  ------------
    Units outstanding at end of
     period..............................   1,943,339    2,451,232     8,264,443   10,360,653    10,950,147    13,389,014
                                          ===========  ===========  ============  ===========  ============  ============

--------
(bn)Previously known as VT International Growth and Income
(cb)On February 13, 2009, VT Capital Appreciation merged into VT Investors Fund

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                  PUTNUM        PUTNUM
                                                                                                 VARIABLE      VARIABLE
                                            PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST       TRUST         TRUST
                                                 SUB-ACCOUNT                SUB-ACCOUNT         SUB-ACCOUNT   SUB-ACCOUNT
                                          -------------------------  ------------------------  ------------- -------------
                                                                                                               VT OTC &
                                                 VT MULTI-CAP              VT MULTI-CAP                        EMERGING
                                               GROWTH (BO)(CD)              VALUE (BP)         VT NEW VALUE     GROWTH
                                          -------------------------  ------------------------  ------------- -------------
                                              2010          2009         2010         2009     2009 (CC)(CE) 2009 (CC)(CF)
                                          ------------  -----------  -----------  -----------  ------------- -------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (723,288) $  (521,946) $   (89,216) $   (74,277) $  1,858,739  $    (19,203)
Net realized gains (losses)..............   (5,305,802)  (6,606,420)    (534,152)  (1,615,013)  (82,689,825)  (16,084,530)
Change in unrealized gains (losses)......   20,262,332   21,314,340    2,147,460    3,899,838    76,611,056    15,748,401
                                          ------------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................   14,233,242   14,185,974    1,524,092    2,210,548    (4,220,030)     (355,332)
                                          ------------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      159,297      165,423       18,961        6,295         9,522        11,322
Benefit payments.........................   (1,282,185)    (927,864)    (139,789)     593,126      (156,923)       (8,038)
Payments on termination..................   (6,463,507)  (3,818,655)  (1,033,856)  (1,273,262)     (785,299)     (129,878)
Contract Maintenance Charge..............     (273,043)    (245,688)     (25,374)     (28,978)      (31,721)       (7,684)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   37,444,104    4,547,796     (162,349)    (602,986)  (67,622,054)  (11,504,843)
                                          ------------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................   29,584,666     (278,988)  (1,342,407)  (1,305,805)  (68,586,475)  (11,639,121)
                                          ------------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   43,817,908   13,906,986      181,685      904,743   (72,806,505)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   57,927,255   44,020,269    8,017,571    7,112,828    72,806,505    11,994,453
                                          ------------  -----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $101,745,163  $57,927,255  $ 8,199,256  $ 8,017,571  $         --  $         --
                                          ============  ===========  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    8,618,639    8,464,893      564,032      686,279     8,325,791     4,304,416
       Units issued......................    6,671,776    2,407,637      126,284      149,905        42,749        40,438
       Units redeemed....................   (2,648,649)  (2,253,891)    (218,893)    (272,152)   (8,368,540)   (4,344,854)
                                          ------------  -----------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period..............................   12,641,766    8,618,639      471,423      564,032            --            --
                                          ============  ===========  ===========  ===========  ============  ============

--------
(bo)Previously known as VT New Opportunities
(bp)Previously known as VT Mid Cap Value
(cc)For the period beginning January 1, 2009 and ended February 12, 2009
(cd)On February 13, 2009, VT Discovery Growth merged into VT New Opportunities
(ce)On February 13, 2009, VT New Value merged into VT Equity Income Fund
(cf)On February 13, 2009, VT OTC & Emerging Growth merged into VT Vista Fund

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                            PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  -------------------------
                                                 VT RESEARCH           VT SMALL CAP VALUE              VT VISTA
                                          ------------------------  ------------------------  -------------------------
                                              2010         2009         2010         2009     2010 (BQ)(BR)  2009 (CF)
                                          -----------  -----------  -----------  -----------  ------------- -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (107,003) $   (75,518) $  (646,656) $   122,640  $   (473,381) $  (561,785)
Net realized gains (losses)..............    (843,474)  (2,243,204)  (3,361,075)  (7,251,296)    1,143,593   (2,755,515)
Change in unrealized gains (losses)......   5,424,383   11,170,771   15,868,578   19,944,310     5,583,462   16,842,787
                                          -----------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from
 operations..............................   4,473,906    8,852,049   11,860,847   12,815,654     6,253,674   13,525,487
                                          -----------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     163,375      186,488       68,733       61,750        60,996       71,339
Benefit payments.........................  (1,098,995)    (684,671)    (988,080)  (1,023,275)     (675,230)    (761,648)
Payments on termination..................  (3,384,898)  (2,497,226)  (5,083,619)  (3,961,517)   (2,534,434)  (2,582,139)
Contract Maintenance Charge..............    (112,754)    (125,492)    (114,408)    (123,364)     (137,138)    (196,512)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (2,818,361)  (1,689,001)  (3,334,803)  (2,015,207)  (50,318,950)   9,403,944
                                          -----------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (7,251,633)  (4,809,902)  (9,452,177)  (7,061,613)  (53,604,756)   5,934,984
                                          -----------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (2,777,727)   4,042,147    2,408,670    5,754,041   (47,351,082)  19,460,471
NET ASSETS AT BEGINNING OF
 PERIOD..................................  35,684,218   31,642,071   55,215,629   49,461,588    47,351,082   27,890,611
                                          -----------  -----------  -----------  -----------  ------------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $32,906,491  $35,684,218  $57,624,299  $55,215,629  $         --  $47,351,082
                                          ===========  ===========  ===========  ===========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   4,328,665    5,038,351    3,820,610    4,400,592     6,259,667    4,905,921
       Units issued......................     113,677      304,833      191,272      395,143       100,865    3,050,326
       Units redeemed....................    (959,667)  (1,014,519)    (757,312)    (975,125)   (6,360,532)  (1,696,580)
                                          -----------  -----------  -----------  -----------  ------------  -----------
    Units outstanding at end of
     period..............................   3,482,675    4,328,665    3,254,570    3,820,610            --    6,259,667
                                          ===========  ===========  ===========  ===========  ============  ===========

--------
(bq)On September 24, 2010VT Vista merged in to VT Multi-Cap Growth
(br)For the period beginning January 1, 2010 and ended September 23, 2010
(cf)On February 13, 2009, VT OTC & Emerging Growth merged into VT Vista Fund

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                     RIDGE WORTH     RIDGEWORTH     RIDGEWORTH     RIDGEWORTH
                                           PUTNAM VARIABLE TRUST    VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                                SUB-ACCOUNT          SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                        --------------------------  -------------- -------------- -------------- --------------
                                                                     RIDGE WORTH                    RIDGEWORTH
                                                                      LARGE CAP      RIDGEWORTH     LARGE CAP      RIDGEWORTH
                                                                     CORE EQUITY     LARGE CAP     VALUE EQUITY   MID-CAP CORE
                                                VT VOYAGER               FUND       GROWTH STOCK       FUND       EQUITY FUND
                                        --------------------------  -------------- -------------- -------------- --------------
                                            2010          2009        2009 (CA)      2009 (CA)      2009 (CA)      2009 (CA)
                                        ------------  ------------  -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $   (210,964) $   (834,048)  $     4,733    $    30,460    $    54,226    $    10,249
Net realized gains (losses)............   (3,765,104)  (12,527,604)   (1,057,592)    (5,136,455)    (2,945,626)    (2,180,130)
Change in unrealized gains
 (losses)..............................   30,603,343    77,780,458       954,967      5,112,992      2,323,580      2,075,372
                                        ------------  ------------   -----------    -----------    -----------    -----------
Increase (decrease) in net assets from
 operations............................   26,627,275    64,418,806       (97,892)         6,997       (567,820)       (94,509)
                                        ------------  ------------   -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................      283,618       309,102            --            545          1,815          1,483
Benefit payments.......................   (3,180,227)   (2,573,146)      (11,689)      (101,475)      (113,189)       (45,258)
Payments on termination................  (15,076,509)  (10,306,977)     (108,699)      (475,003)      (450,723)      (165,391)
Contract Maintenance Charge............     (523,723)     (554,148)         (962)        (2,469)        (2,548)          (564)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................  (13,190,904)   (5,817,188)   (1,352,703)    (6,205,732)    (6,640,517)    (2,301,597)
                                        ------------  ------------   -----------    -----------    -----------    -----------
Increase (decrease) in net assets from
 contract transactions.................  (31,687,745)  (18,942,357)   (1,474,053)    (6,784,134)    (7,205,162)    (2,511,327)
                                        ------------  ------------   -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET
 ASSETS................................   (5,060,470)   45,476,449    (1,571,945)    (6,777,137)    (7,772,982)    (2,605,836)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  161,418,353   115,941,904     1,571,945      6,777,137      7,772,982      2,605,836
                                        ------------  ------------   -----------    -----------    -----------    -----------
NET ASSETS AT END OF
 PERIOD................................ $156,357,883  $161,418,353   $        --    $        --    $        --    $        --
                                        ============  ============   ===========    ===========    ===========    ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................   17,281,771    19,902,868       186,504        545,799        533,819        247,895
       Units issued....................    1,122,486     1,601,328         1,576          2,010          3,644          4,605
       Units redeemed..................   (4,452,829)   (4,222,425)     (188,080)      (547,809)      (537,463)      (252,500)
                                        ------------  ------------   -----------    -----------    -----------    -----------
    Units outstanding at end of
     period............................   13,951,428    17,281,771            --             --             --             --
                                        ============  ============   ===========    ===========    ===========    ===========

--------
(ca)For the period beginning January 1, 2009 and ended April 24, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                             RIDGEWORTH       RYDEX            THE UNIVERSAL            THE UNIVERSAL
                                           VARIABLE TRUST VARIABLE TRUST INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.
                                            SUB-ACCOUNT    SUB-ACCOUNT          SUB-ACCOUNT              SUB-ACCOUNT
                                           -------------- -------------- ------------------------  ------------------------
                                             RIDGEWORTH      RYDEX VT
                                             SMALL CAP      NASDAQ 100                                 VAN KAMPEN UIF
                                            VALUE EQUITY     STRATEGY         VAN KAMPEN UIF              CORE PLUS
                                                FUND           FUND           CAPITAL GROWTH            FIXED INCOME
                                           -------------- -------------- ------------------------  ------------------------
                                             2009 (CA)         2009          2010         2009        2010         2009
                                           -------------- -------------- -----------  -----------  ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)..............  $     8,428       $  (1)     $  (439,287) $  (421,636) $   55,578   $   79,233
Net realized gains (losses)...............   (4,025,900)       (271)       1,034,531     (854,750)    (23,852)     (35,618)
Change in unrealized gains (losses).......    4,014,617         231        5,027,605   13,956,146      36,208       37,367
                                            -----------       -----      -----------  -----------  ----------   ----------
Increase (decrease) in net assets from
 operations...............................       (2,855)        (41)       5,622,849   12,679,760      67,934       80,982
                                            -----------       -----      -----------  -----------  ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................          365          --           21,910       21,833          --           --
Benefit payments..........................      (30,047)         --         (571,139)    (967,776)         --      (73,752)
Payments on termination...................     (176,928)       (590)      (2,648,126)  (2,081,140)   (327,554)    (216,128)
Contract Maintenance Charge...............       (4,700)         --          (49,348)     (55,720)       (288)        (371)
Transfers among the sub-accounts and with
 the Fixed Account--net...................   (3,277,000)         --       (1,512,049)  (2,058,894)    (10,272)     453,112
                                            -----------       -----      -----------  -----------  ----------   ----------
Increase (decrease) in net assets from
 contract transactions....................   (3,488,310)       (590)      (4,758,752)  (5,141,697)   (338,114)     162,861
                                            -----------       -----      -----------  -----------  ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................   (3,491,165)       (631)         864,097    7,538,063    (270,180)     243,843
NET ASSETS AT BEGINNING OF
 PERIOD...................................    3,491,165         631       30,116,187   22,578,124   1,237,293      993,450
                                            -----------       -----      -----------  -----------  ----------   ----------
NET ASSETS AT END OF PERIOD...............  $        --       $  --      $30,980,284  $30,116,187  $  967,113   $1,237,293
                                            ===========       =====      ===========  ===========  ==========   ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................      239,174          73        3,167,795    3,844,300     101,883       87,884
       Units issued.......................       29,765          --          103,430      158,709      15,533       41,539
       Units redeemed.....................     (268,939)        (73)        (558,891)    (835,214)    (42,174)     (27,540)
                                            -----------       -----      -----------  -----------  ----------   ----------
    Units outstanding at end of period....           --          --        2,712,334    3,167,795      75,242      101,883
                                            ===========       =====      ===========  ===========  ==========   ==========

--------
(ca)For the period beginning January 1, 2009 and ended April 24, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                THE UNIVERSAL             THE UNIVERSAL              THE UNIVERSAL
                                          INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.  INSTITUTIONAL FUNDS, INC.
                                                 SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                          ------------------------  ------------------------   ------------------------
                                               VAN KAMPEN UIF            VAN KAMPEN UIF
                                                  EMERGING               GLOBAL TACTICAL            VAN KAMPEN UIF
                                               MARKETS EQUITY       ASSET ALLOC PORTFOLIO (BS)      MID CAP GROWTH
                                          ------------------------  ------------------------   ------------------------
                                              2010         2009         2010          2009         2010         2009
                                          -----------  -----------  -----------   -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (381,379) $  (470,992) $   236,922   $   236,823  $  (361,471) $  (302,720)
Net realized gains (losses)..............     168,200   (1,722,004)  (1,205,200)   (2,203,933)     179,333   (1,855,359)
Change in unrealized gains (losses)......   6,163,059   16,865,660    1,477,760     6,446,903    5,944,221   10,006,419
                                          -----------  -----------  -----------   -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   5,949,880   14,672,664      509,482     4,479,793    5,762,083    7,848,340
                                          -----------  -----------  -----------   -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      11,436       52,739        4,516         3,598        8,318        2,909
Benefit payments.........................    (540,332)    (670,183)    (390,370)     (704,021)    (441,951)    (542,405)
Payments on termination..................  (3,594,492)  (1,484,809)  (1,817,617)   (1,162,455)  (2,615,202)  (1,447,449)
Contract Maintenance Charge..............     (13,759)     (14,126)      (7,784)       (8,980)      (7,831)      (8,448)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   2,516,830    2,046,838   (1,136,062)     (180,899)    (350,304)    (682,349)
                                          -----------  -----------  -----------   -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (1,620,317)     (69,541)  (3,347,317)   (2,052,757)  (3,406,970)  (2,677,742)
                                          -----------  -----------  -----------   -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   4,329,563   14,603,123   (2,837,835)    2,427,036    2,355,113    5,170,598
NET ASSETS AT BEGINNING OF
 PERIOD..................................  36,844,786   22,241,663   19,324,129    16,897,093   21,180,487   16,009,889
                                          -----------  -----------  -----------   -----------  -----------  -----------
NET ASSETS AT END OF PERIOD.............. $41,174,349  $36,844,786  $16,486,294   $19,324,129  $23,535,600  $21,180,487
                                          ===========  ===========  ===========   ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,948,618    1,971,083    1,980,007     2,241,569    1,423,621    1,673,653
       Units issued......................     278,154      341,586       73,777       292,875      120,963      162,884
       Units redeemed....................    (358,341)    (364,051)    (431,029)     (554,437)    (326,430)    (412,916)
                                          -----------  -----------  -----------   -----------  -----------  -----------
    Units outstanding at end of period...   1,868,431    1,948,618    1,622,755     1,980,007    1,218,154    1,423,621
                                          ===========  ===========  ===========   ===========  ===========  ===========

--------
(bs)Previously known as Van Kampen UIF International Magnum

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                          THE UNIVERSAL             THE UNIVERSAL
                                                THE UNIVERSAL       INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.
                                          INSTITUTIONAL FUNDS, INC.        (CLASS II)                (CLASS II)
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                                                         VAN KAMPEN UIF            VAN KAMPEN UIF
                                               VAN KAMPEN UIF            CAPITAL GROWTH               EMERGING
                                              U.S. REAL ESTATE             (CLASS II)          MARKETS DEBT (CLASS II)
                                          ------------------------  ------------------------  ------------------------
                                              2010         2009         2010         2009         2010         2009
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   126,524  $   308,322  $  (158,445) $  (138,990) $   564,430  $ 1,258,989
Net realized gains (losses)..............  (1,553,271)  (3,040,544)     481,025     (145,309)    (132,510)    (854,602)
Change in unrealized gains (losses)......   7,442,503    7,591,218    1,517,976    4,439,121    1,260,174    4,474,082
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   6,015,756    4,858,996    1,840,556    4,154,822    1,692,094    4,878,469
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     108,402        8,605       42,097        4,402       49,125       55,476
Benefit payments.........................    (678,296)    (587,251)    (493,004)    (187,051)    (228,233)    (407,058)
Payments on termination..................  (2,851,666)  (1,507,079)    (769,621)    (650,132)  (2,916,002)  (1,918,285)
Contract Maintenance Charge..............     (10,001)     (10,493)     (33,550)     (32,384)     (94,498)    (100,875)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (275,308)     136,011     (493,202)    (733,974)     760,840      625,427
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (3,706,869)  (1,960,207)  (1,747,280)  (1,599,139)  (2,428,768)  (1,745,315)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   2,308,887    2,898,789       93,276    2,555,683     (736,674)   3,133,154
NET ASSETS AT BEGINNING OF
 PERIOD..................................  23,486,665   20,587,876   10,007,807    7,452,124   22,074,847   18,941,693
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD.............. $25,795,552  $23,486,665  $10,101,083  $10,007,807  $21,338,173  $22,074,847
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,133,913    1,251,391      756,339      921,448    1,148,379    1,264,082
       Units issued......................     108,482      140,467       14,168       33,240      136,774      162,499
       Units redeemed....................    (270,207)    (257,945)    (137,336)    (198,349)    (261,967)    (278,202)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of period...     972,188    1,133,913      633,171      756,339    1,023,186    1,148,379
                                          ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                          THE UNIVERSAL INSTITUTIONAL THE UNIVERSAL INSTITUTIONAL THE UNIVERSAL INSTITUTIONAL
                                           FUNDS, INC. (CLASS II)       FUNDS, INC. (CLASS II)     FUNDS, INC. (CLASS II)
                                                 SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                          --------------------------  -------------------------   --------------------------
                                               VAN KAMPEN UIF               VAN KAMPEN UIF
                                                  EMERGING                      GLOBAL                 VAN KAMPEN UIF
                                          MARKETS EQUITY (CLASS II)      FRANCHISE (CLASS II)     MID CAP GROWTH (CLASS II)
                                          --------------------------  -------------------------   --------------------------
                                              2010          2009          2010           2009         2010          2009
                                          -----------   -----------   ------------   -----------  -----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (194,560)  $  (247,022)  $   (743,458)  $ 4,287,072  $  (569,451)  $  (504,647)
Net realized gains (losses)..............    (209,689)   (1,491,340)    (1,071,040)     (160,330)    (184,436)   (4,365,672)
Change in unrealized gains (losses)......   3,231,098     9,374,581      9,480,313    12,292,926    9,842,964    18,035,301
                                          -----------   -----------   ------------   -----------  -----------   -----------
Increase (decrease) in net assets from
 operations..............................   2,826,849     7,636,219      7,665,815    16,419,668    9,089,077    13,164,982
                                          -----------   -----------   ------------   -----------  -----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      20,160        19,403         93,585        37,579      130,992       110,096
Benefit payments.........................    (163,275)     (215,169)    (1,627,924)   (1,215,180)    (872,905)     (600,001)
Payments on termination..................  (2,757,124)   (1,548,340)   (12,705,495)   (5,275,710)  (4,708,207)   (2,648,763)
Contract Maintenance Charge..............     (92,056)      (89,861)      (287,015)     (323,204)    (175,740)     (179,900)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     285,398       546,883     (1,750,704)   (2,797,877)  (2,155,524)   (3,346,215)
                                          -----------   -----------   ------------   -----------  -----------   -----------
Increase (decrease) in net assets from
 contract transactions...................  (2,706,897)   (1,287,084)   (16,277,553)   (9,574,392)  (7,781,384)   (6,664,783)
                                          -----------   -----------   ------------   -----------  -----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................     119,952     6,349,135     (8,611,738)    6,845,276    1,307,693     6,500,199
NET ASSETS AT BEGINNING OF
 PERIOD..................................  18,635,039    12,285,904     74,017,302    67,172,026   34,343,482    27,843,283
                                          -----------   -----------   ------------   -----------  -----------   -----------
NET ASSETS AT END OF
 PERIOD.................................. $18,754,991   $18,635,039   $ 65,405,564   $74,017,302  $35,651,175   $34,343,482
                                          ===========   ===========   ============   ===========  ===========   ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     593,326       654,269      4,692,911     5,440,415    2,519,842     3,169,916
       Units issued......................      78,383        92,308        181,566       355,038      172,776       334,259
       Units redeemed....................    (160,801)     (153,251)    (1,159,330)   (1,102,542)    (692,928)     (984,333)
                                          -----------   -----------   ------------   -----------  -----------   -----------
    Units outstanding at end of
     period..............................     510,908       593,326      3,715,147     4,692,911    1,999,690     2,519,842
                                          ===========   ===========   ============   ===========  ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                                                              VAN KAMPEN
                                                   THE UNIVERSAL INSTITUTIONAL THE UNIVERSAL INSTITUTIONAL  LIFE INVESTMENT
                                                    FUNDS, INC. (CLASS II)       FUNDS, INC. (CLASS II)    TRUST (CLASS II)
                                                          SUB-ACCOUNT                 SUB-ACCOUNT             SUB-ACCOUNT
                                                   --------------------------  -------------------------   -----------------
                                                        VAN KAMPEN UIF               VAN KAMPEN UIF
                                                         SMALL COMPANY                 U.S. REAL               LIT MONEY
                                                       GROWTH (CLASS II)           ESTATE (CLASS II)       MARKET (CLASS II)
                                                   --------------------------  -------------------------   -----------------
                                                       2010          2009          2010          2009          2009 (CG)
                                                   -----------   -----------   -----------   ------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $  (236,708)  $  (211,978)  $   194,646   $    618,977    $   (492,553)
Net realized gains (losses).......................     (16,108)   (1,065,192)   (3,452,508)   (12,864,734)             --
Change in unrealized gains (losses)...............   3,384,331     5,880,984    16,108,136     24,898,064              --
                                                   -----------   -----------   -----------   ------------    ------------
Increase (decrease) in net assets from operations.   3,131,515     4,603,814    12,850,274     12,652,307        (492,553)
                                                   -----------   -----------   -----------   ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................      30,258        23,798       100,606         68,431          34,543
Benefit payments..................................    (243,344)     (344,163)   (1,002,878)      (931,097)       (785,869)
Payments on termination...........................  (1,491,626)     (778,472)   (5,144,503)    (3,184,357)     (8,666,083)
Contract Maintenance Charge.......................     (63,117)      (65,515)     (243,774)      (247,036)       (155,167)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................    (536,014)     (379,140)   (3,247,922)    (4,583,564)    (25,165,760)
                                                   -----------   -----------   -----------   ------------    ------------
Increase (decrease) in net assets from contract
 transactions.....................................  (2,303,843)   (1,543,492)   (9,538,471)    (8,877,623)    (34,738,336)
                                                   -----------   -----------   -----------   ------------    ------------
INCREASE (DECREASE) IN NET ASSETS.................     827,672     3,060,322     3,311,803      3,774,684     (35,230,889)
NET ASSETS AT BEGINNING OF PERIOD.................  14,681,958    11,621,636    51,314,158     47,539,474      35,230,889
                                                   -----------   -----------   -----------   ------------    ------------
NET ASSETS AT END OF PERIOD....................... $15,509,630   $14,681,958   $54,625,961   $ 51,314,158    $         --
                                                   ===========   ===========   ===========   ============    ============
UNITS OUTSTANDING.................................
    Units outstanding at beginning of period......     886,211     1,011,155     2,830,496      3,316,683       3,347,861
       Units issued...............................      32,734       110,037       139,965        659,868       1,442,010
       Units redeemed.............................    (166,567)     (234,981)     (603,602)    (1,146,055)     (4,789,871)
                                                   -----------   -----------   -----------   ------------    ------------
    Units outstanding at end of period............     752,378       886,211     2,366,859      2,830,496              --
                                                   ===========   ===========   ===========   ============    ============

--------
(cg)For the period beginning January 1, 2009 and ended December 18, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  ORGANIZATION

   Allstate Financial Advisors Separate Account I (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company ("Allstate Life"). The assets of the Account are legally segregated from those of Allstate Life. The assets of each sub-account within the Account are legally segregated from each other. Allstate Life is wholly owned by Allstate Insurance Company, which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

   On June 1, 2006, Allstate Life completed the disposal of substantially all of its variable annuity business through a combination of coinsurance and modified coinsurance reinsurance, and administrative services agreements with subsidiaries of Prudential Financial, Inc ("Prudential"). Prudential is responsible for servicing the individual annuity contracts, including those of the Account. The reinsurance agreements do not extinguish Allstate Life's contractual obligations to the contractholders. Allstate Life continues to be responsible for all contract terms and conditions. The obligations of Prudential under the reinsurance and administrative agreements are to Allstate Life. Allstate Life issues the following variable annuity contracts through the Account (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the
Account:

   Products marked with a "(C)" are closed to new contractholders but continue to accept deposits from existing contractholders.

    . AIM Lifetime America Variable Annuity Series (Classic, Freedom, and Regal) (C)
    .  AIM Lifetime Enhanced Choice/SM/ Variable Annuity (C)
    .  AIM Lifetime Plus/SM/ Variable Annuity (C)
    .  AIM Lifetime Plus/SM/ II Variable Annuity (C)
    .  Allstate Advisor Variable Annuity (Base, Plus, and Preferred)
    .  Allstate Advisor (STI) Variable Annuity (Base and Preferred) (C)
    .  Allstate Personal Retirement Manager (C)
    .  Allstate Provider Variable Annuity (C)
    .  Allstate Provider Variable Annuity Series (Advantage, Extra, and Ultra)
       (C)
    .  Allstate Retirement Access VA B Series
    .  Allstate Retirement Access VA L Series
    .  Allstate Retirement Access VA X Series
    .  Allstate Variable Annuity (Base and L-Share) (C)
    .  Morgan Stanley Variable Annuity (C)
    .  Morgan Stanley Variable Annuity II (C)
    .  Morgan Stanley Variable Annuity II Asset Manager (C)
    .  Morgan Stanley Variable Annuity 3 (C)
    .  Morgan Stanley Variable Annuity 3 Asset Manager (C)
    .  Preferred Client Variable Annuity (C)
    .  Putnam Allstate Advisor Variable Annuity (Base, Plus, Preferred, Apex)
       (C)
    .  Scudder Horizon Advantage Variable Annuity (C)
    .  SelectDirections Variable Annuity (C)
    .  STI Classic Variable Annuity (C)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   Absent any Contract provisions wherein Allstate Life contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

ADVANCED SERIES TRUST                               ADVANCED SERIES TRUST (CONTINUED)
    AST Academic Strategies Asset Allocation            AST Neuberger Berman Small-Cap Growth
    AST Advanced Strategies                             AST Niemann Capital Growth Asset Allocation
    AST Aggressive Asset Allocation                     AST Parametric Emerging Markets Equity
    AST AllianceBernstein Core Value                    AST PIMCO Limited Maturity Bond
    AST AllianceBernstein Growth & Income               AST PIMCO Total Return Bond
    AST American Century Income & Growth                AST Preservation Asset Allocation
    AST Balanced Asset Allocation                       AST QMA US Equity Alpha
    AST Bond Portfolio 2018                             AST Schroders Multi-Asset World Strategies
    AST Bond Portfolio 2019                             AST Small-Cap Growth
    AST Bond Portfolio 2020                             AST Small-Cap Value
    AST Bond Portfolio 2021                             AST T. Rowe Price Asset Allocation
    AST Capital Growth Asset Allocation                 AST T. Rowe Price Global Bond
    AST CLS Growth Asset Allocation                     AST T. Rowe Price Large-Cap Growth
    AST CLS Moderate Asset Allocation                   AST T. Rowe Price Natural Resources
    AST Cohen & Steers Realty                           AST UBS Dynamic Alpha
    AST DeAm Large-Cap Value                            AST Western Assets Core Plus Bond*
    AST Federated Aggressive Growth
    AST First Trust Balanced Target                 ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND
    AST First Trust Capital Appreciation Target         AllianceBernstein VPS Growth
    AST Focus Four Plus Portfolio (For the period       AllianceBernstein VPS Growth & Income
       beginning January 1, 2009 and ended              AllianceBernstein VPS International Value
       November 13, 2009)                               AllianceBernstein VPS Large Cap Growth
    AST Global Real Estate                              AllianceBernstein VPS Small/Mid Cap Value
    AST Goldman Sachs Concentrated Growth               AllianceBernstein VPS Utility Income (For the
    AST Goldman Sachs Mid-Cap Growth                       period beginning January 1, 2009 and ended
    AST Goldman Sachs Small-Cap Value                      September 25, 2009)
    AST High Yield                                      AllianceBernstein VPS Value
    AST Horizon Growth Asset Allocation
    AST Horizon Moderate Asset Allocation           AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
    AST International Growth                            American Century VP Balanced
    AST International Value                             American Century VP International
    AST Investment Grade Bond
    AST JPMorgan International Equity               DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
    AST Large-Cap Value                                 Dreyfus Socially Responsible Growth Fund
    AST Lord Abbett Bond Debenture
    AST Marsico Capital Growth                      DREYFUS STOCK INDEX FUND
    AST MFS Global Equity                               Dreyfus Stock Index Fund
    AST MFS Growth
    AST Mid-Cap Value                               DREYFUS VARIABLE INVESTMENT FUND
    AST Money Market                                    VIF Growth & Income
    AST Neuberger Berman / LSV Mid-Cap Value            VIF Money Market
    AST Neuberger Berman Mid-Cap Growth
                                                    DWS VARIABLE SERIES I
                                                        DWS Bond VIP A
                                                        DWS Capital Growth VIP A

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


DWS VARIABLE SERIES I (CONTINUED)                    FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
    DWS Global Opportunities VIP A                   TRUST (CONTINUED)
    DWS Growth and Income VIP A                          Franklin U.S. Government
    DWS International VIP A                              Mutual Global Discovery Securities (Previously
                                                            known as Mutual Discovery Securities)
DWS VARIABLE SERIES II                                   Mutual Shares Securities
    DWS Balanced VIP A II                                Templeton Developing Markets Securities
    DWS Money Market VIP A II                            Templeton Foreign Securities
    DWS Small Cap Growth VIP A II                        Templeton Global Bond Securities (Previously
                                                            Known as Templeton Global Income
FEDERATED INSURANCE SERIES                                  Securities)
    Federated Prime Money Fund II                        Templeton Growth Securities
                                                         Franklin Templeton VIP Founding Funds
FIDELITY VARIABLE INSURANCE PRODUCTS FUND                   Allocation
    VIP Contrafund
    VIP Equity-Income                                GOLDMAN SACHS VARIABLE INSURANCE TRUST
    VIP Growth                                           VIT Large Cap Value (Previously known as VIT
    VIP High Income                                         Growth and Income)
    VIP Index 500                                        VIT Mid Cap Value
    VIP Investment Grade Bond                            VIT Strategic Growth (Previously known as
    VIP Overseas                                            VIT Capital Growth
                                                         VIT Strategic International Equity
FIDELITY VARIABLE INSURANCE PRODUCTS FUND                VIT Structured Small Cap Equity
(SERVICE CLASS 2)                                        VIT Structured U. S. Equity
    VIP Asset Manager Growth (Service Class 2)
    VIP Contrafund (Service Class 2)                 INVESCO INVESTMENT SERVICE (PREVIOUSLY KNOWN AS
    VIP Equity-Income (Service Class 2)              AIM VARIABLE INSURANCE FUND SERIES)
    VIP Freedom 2010 Portfolio (Service Class 2)         Invesco V. I. Balanced (Previously known as
    VIP Freedom 2020 Portfolio (Service Class 2)            AIM V.I. Basic Balanced)
    VIP Freedom 2030 Portfolio (Service Class 2)         Invesco V. I. Basic Value (Previously known as
    VIP Freedom Income Portfolio (Service Class 2)          AIM V. I. Basic Value)
    VIP Growth (Service Class 2)                         Invesco V. I. Capital Appreciation (Previously
    VIP Growth & Income (Service Class 2)                   known as AIM V. I. Capital Appreciation)
    VIP Growth Stock Portfolio (Service Class 2)         Invesco V. I. Capital Development (Previously
    VIP High Income (Service Class 2)                       known as AIM V. I. Capital Development)
    VIP Index 500 (Service Class 2)                      Invesco V. I. Core Equity (Previously known as
    VIP Investment Grade Bond (Service Class 2)             AIM V. I. Core Equity)
    VIP MidCap (Service Class 2)                         Invesco V. I. Diversified Income (Previously
    VIP Money Market (Service Class 2)                      known as AIM V. I. Diversified Income)
    VIP Overseas (Service Class 2)                       Invesco V. I. Government Securities
                                                            (Previously known as AIM V. I.
FRANKLIN TEMPLETON VARIABLE INSURANCE                       Government Securities)
PRODUCTS TRUST                                           Invesco V. I. High Yield (Previously known as
    Franklin Flex Cap Growth Securities                     AIM V. I. High Yield)
    Franklin Growth and Income Securities                Invesco V. I. International Growth (Previously
    Franklin High Income Securities                         known as AIM V. I. International Growth)
    Franklin Income Securities
    Franklin Large Cap Growth Securities
    Franklin Small Cap Value Securities
    Franklin Small-Mid Cap Growth Securities

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


INVESCO INVESTMENT SERVICE (PREVIOUSLY KNOWN AS           INVESCO INVESTMENT SERVICES (SERIES I) (PREVIOUSLY
AIM VARIABLE INSURANCE FUND SERIES (CONTINUED)            KNOWN AS MORGAN STANLEY VARIABLE INVESTMENT SERIES)
    Invesco V. I. Large Cap Growth (Previously            (CONTINUED)
       known as AIM V. I. Large Cap Growth)                   Invesco V.I. Global Dividend Growth (Series I)
    Invesco V. I. Mid Cap Core Equity (Previously                (Previously known as Morgan Stanley Global
       known as AIM V. I. Mid Cap Core Equity)                   Dividend Growth)
    Invesco V. I. Money Market (Previously known as           Invesco V.I. High Yield Securities (Series I)
       AIM V.I Money Market)                                     (Previously known as Morgan Stanley High
    Invesco V. I. Technology (Previously known as                Yield)
       AIM V. I. Technology)                                  Invesco V.I. Income Builder (Series I) (Previously
    Invesco V. I. Utilities (Previously known as AIM             known as Morgan Stanley Income Builder)
       V. I. Utilities)                                       Invesco V.I. S&P 500 Index (Series I) (Previously
                                                                 known as Morgan Stanley S&P 500 Index)
INVESCO INVESTMENT SERVICES (SERIES II) (PREVIOUSLY
KNOWN AS AIM VARIABLE INSURANCE FUND (SERIES II))         INVESCO INVESTMENT SERVICES (SERIES II) (PREVIOUSLY
    Invesco V. I. Balanced II (Previously known as        KNOWN AS MORGAN STANLEY VARIABLE INVESTMENT
       AIM V. I. Basic Balanced II)                       SERIES (CLASS Y SHARES))
    Invesco V. I. Basic Value II (Previously known as         Invesco V.I. Dividend Growth (Series II)
       AIM V. I. Basic Value II)                                 (Previously known as Morgan Stanley
    Invesco V. I. Capital Appreciation II (Previously            Dividend Growth (Class Y Shares))
       known as AIM V. I. Capital Appreciation II)            Invesco V.I. Global Dividend Growth (Series II)
    Invesco V. I. Capital Development II (Previously             (Previously known as Morgan Stanley Global
       known as AIM V. I. Capital Development II)                Dividend Growth (Class Y Shares))
    Invesco V. I. Core Equity II (Previously known as         Invesco V.I. High Yield Securities (Series II)
       AIM V. I Core Equity II)                                  (Previously known as Morgan Stanley High
    Invesco V. I. Diversified Income II (Previously              Yield (Class Y Shares))
       known as AIM V. I. Diversified Income II)              Invesco V.I. Income Builder (Series II) (Previously
    Invesco V. I. Government Securities II (Previously           known as Morgan Stanley Income Builder
       known as AIM V. I. Government Securities II)              (Class Y Shares))
    Invesco V. I. High Yield II (Previously known as          Invesco V.I. S&P 500 Index (Series II) (Previously
       AIM V. I. High Yield II)                                  known as Morgan Stanley S&P 500 Index
    Invesco V. I. International Growth II (Previously            (Class Y Shares))
       known as AIM V. I. International Growth II)
    Invesco V. I. Large Cap Growth II (Previously         INVESCO INVESTMENT SERVICES (SERIES I) (PREVIOUSLY
       known as AIM V. I. Large Cap Growth II)            KNOWN AS VAN KAMPEN LIFE INVESTMENT TRUST)
    Invesco V. I. Mid Cap Core Equity II (Previously          Invesco Van Kampen V.I. Capital Growth
       known as AIM V. I. Mid Cap Core Equity II                 (Series I) (Previously known as LIT Capital
    Invesco V. I. Money Market II (Previously known              Growth Portfolio (Class I))
       as AIM V. I. Money Market II)                          Invesco Van Kampen V.I. Comstock (Series I)
    Invesco V. I. Technology II (Previously known as             (Previously known as LIT Comstock (Class I))
       AIM V. I. Technology)                                  Invesco Van Kampen V.I. Government (Series I)
    Invesco V. I. Utilities II (Previously known as AIM          (Previously known as LIT Government)
       V.I. Utilities II)
                                                          INVESCO INVESTMENT SERVICES (SERIES I) (PREVIOUSLY
INVESCO INVESTMENT SERVICES (SERIES I) (PREVIOUSLY        KNOWN AS VAN KAMPEN LIFE INVESTMENT TRUST
KNOWN AS MORGAN STANLEY VARIABLE INVESTMENT               (CLASS II))
SERIES)                                                       Invesco Van Kampen V.I.Capital Growth (Series
    Invesco V.I. Dividend Growth (Series I)                      II) (Previously known as LIT Capital Growth
       (Previously known as Morgan Stanley                       Portfolio (Class II))
       Dividend Growth)


                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


INVESCO INVESTMENT SERVICES (SERIES I) (PREVIOUSLY       LEGG MASON VARIABLE INCOME TRUST
KNOWN AS VAN KAMPEN LIFE INVESTMENT TRUST                    Legg Mason ClearBridge Variable Fundamental
(CLASS II)) (CONTINUED)                                         All Cap Value Portfolio I (Previously known
    Invesco Van Kampen V.I. Comstock (Series II)                as Legg Mason Variable Fundamental Value
       (Previously known as LIT Comstock)                       Portfolio I)
    Invesco Van Kampen V.I. Growth and Income
       (Series II) (Previously known as LIT Growth       LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC
       and Income (Class II))                                Legg Mason ClearBridge Variable Large Cap
    Invesco Van Kampen V.I. Mid Cap Growth (Series              Value Portfolio I (Previously known as Legg
       II) (Previously known as LIT Mid Cap                     Mason Variable Investors Portfolio I)
       Growth (Class II))
                                                         LORD ABBETT SERIES FUND
INVESCO INVESTMENT SERVICES (SERIES I) (PREVIOUSLY           Bond-Debenture
KNOWN AS THE UNIVERSAL INSTITUTIONAL FUNDS, INC.)            Fundamental Equity (Previously known as All
    Invesco Van Kampen V.I. Global Value Equity                 Value)
       (Previously known as Van Kampen UIF                   Growth and Income
       Global Value Equity)                                  Growth Opportunities
    Invesco Van Kampen V.I. High Yield (Series I)            Mid-Cap Value
       (Previously known as Van Kampen UIF High
       Yield)                                            MFS VARIABLE INSURANCE TRUST
    Invesco Van Kampen V.I. Mid Cap Value                    MFS Growth
       (Series I) (Previously known as Van Kampen            MFS High Income
       UIF Mid Cap Value)                                    MFS Investors Trust
    Invesco Van Kampen V.I. Value (Series I)                 MFS New Discovery
       (Previously known as Van Kampen UIF                   MFS Research
       Value)                                                MFS Research Bond
                                                             MFS Utilities
INVESCO INVESTMENT SERVICES (SERIES I) (PREVIOUSLY
KNOWN AS THE UNIVERSAL INSTITUTIONAL FUNDS, INC.         MFS VARIABLE INSURANCE TRUST (SERVICE CLASS)
(CLASS II))                                                  MFS Growth (Service Class)
    Invesco Van Kampen V.I. Equity and Income                MFS Investors Trust (Service Class)
       (Series II) (Previously known as Van Kampen           MFS New Discovery (Service Class)
       UIF Equity and Income (Class II))                     MFS Research (Service Class)
    Invesco Van Kampen V.I. International Growth             MFS Utilities (Service Class)
       Equity (Series II) (Previously known as Van
       Kampen UIF Int'l Growth Equity (Class II))        MORGAN STANLEY VARIABLE INVESTMENT SERIES
    Invesco Van Kampen V.I. Mid Cap Value                    Aggressive Equity
       (Series II) (Previously known as Van Kampen           Capital Opportunities
       UIF U.S. Mid Cap Value (Class II))                    European Equity
                                                             Global Advantage (For the period beginning
JANUS ASPEN SERIES                                              January 1, 2009 and ended April 24, 2009)
    Forty Portfolio                                          Income Plus
                                                             Limited Duration
JANUS ASPEN SERIES (SERVICE SHARES)                          Money Market
    Overseas (Service Shares) (Previously known as           Strategist
       International Growth (Service Shares) For the         Utilities
       period beginning January 1, 2009 and ended
       December 31, 2009)                                MORGAN STANLEY VARIABLE INVESTMENT SERIES
                                                         (CLASS Y SHARES)
LAZARD RETIREMENT SERIES, INC.                               Aggressive Equity (Class Y Shares)
   Emerging Markets Equity                                   Capital Opportunities (Class Y Shares)
                                                             European Equity (Class Y Shares)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

MORGAN STANLEY VARIABLE INVESTMENT SERIES                 PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
(CLASS Y SHARES) (CONTINUED)                                  PIMCO VIT RealReturn (Advisor Shares)
    Global Advantage (Class Y Shares) (For the period         PIMCO VIT Total Return (Advisor Shares)
       beginning January 1, 2009 and ended
       April 24, 2009)                                    PREMIER VARIABLE INSURANCE TRUST
    Income Plus (Class Y Shares)                              OpCap Balanced (For the period beginning
    Limited Duration (Class Y Shares)                            January 1, 2009 and ended April 24, 2009)
    Money Market (Class Y Shares)                             NACM Small Cap Portfolio Class I (For the period
    Strategist (Class Y Shares)                                  beginning January 1, 2009 and ended
    Utilities (Class Y Shares)                                   April 30, 2010)

NEUBERGER & BERMAN ADVISORS MANAGEMENT TRUST              PROFUNDS VP
    Mid Cap Growth*                                           ProFund VP Consumer Goods Portfolio*
    AMT Partners                                              ProFund VP Consumer Services Portfolio*
                                                              ProFund VP Financials
OPPENHEIMER VARIABLE ACCOUNT FUNDS                            ProFund VP Health Care
    Oppenheimer Balanced                                      ProFund VP Industrials*
    Oppenheimer Capital Appreciation                          ProFund VP Mid-Cap Growth*
    Oppenheimer Core Bond                                     ProFund VP Mid-Cap Value
    Oppenheimer Global Securities                             ProFund VP Real Estate*
    Oppenheimer Global Strategic Income (Previously           ProFund VP Small-Cap Growth*
       known as Oppenheimer Strategic Bond)                   ProFund VP Small-Cap Value*
    Oppenheimer High Income                                   ProFund VP Telecommunications
    Oppenheimer Main Street                                   ProFund VP Utilities
    Oppenheimer Main Street Small Cap                         ProFund VP Large-Cap Growth*
    Oppenheimer Small & Mid Cap Growth                        ProFund VP Large-Cap Value
       (Previously known as Oppenheimer Mid Cap
       Fund)                                              PUTNAM VARIABLE TRUST
                                                              VT American Government Income
OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE                   VT Capital Appreciation (For the period beginning
SHARES ("SS"))                                                   January 1, 2009 and ended February 12, 2009)
    Oppenheimer Balanced (SS)                                    (On February 13, 2009, VT Capital
    Oppenheimer Capital Appreciation (SS)                        Appreciation merged into VT Investors)
    Oppenheimer Core Bond (SS)                                VT Capital Opportunities
   Oppenheimer Global Securities (SS)                         VT Discovery Growth (For the period beginning
    Oppenheimer Global Strategic Income (Previously              January 1, 2009 and ended February 12, 2009)
       known as Oppenheimer Strategic Bond (SS))                 (On February 13, 2009,
   Oppenheimer High Income (SS)                               VT Discovery Growth merged into VT New
   Oppenheimer Main Street (SS)                                  Opportunities)
   Oppenheimer Main Street Small Cap (SS)                     VT Diversified Income
    Oppenheimer Small & Midcap Growth (SS)                    VT Equity Income
       (Previously known as Oppenheimer Midcap                VT George Putnam Balanced Fund (Previously known
       Fund)                                                     as VT the George Putnam Fund of Boston)
                                                              VT Global Asset Allocation
PIMCO VARIABLE INSURANCE TRUST                                VT Global Equity
   Foreign Bond (US Dollar Hedged)                            VT Global Health Care
   Money Market                                               VT Global Utilities
   PIMCO Total Return                                         VT Growth and Income
   PIMCO VIT Commodity Real Return Strategy                   VT Growth Opportunities
    PIMCO VIT Emerging Markets Bond (Advisor)                 VT High Yield
       Shares)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

PUTNAM VARIABLE TRUST (CONTINUED)                     RYDEX VARIABLE TRUST
    VT Income                                             Rydex VT Nasdaq 100 Strategy Fund*
    VT International Equity
    VT International Growth (Previously known as VT   THE UNIVERSAL INSTITUTIONAL FUNDS, INC
       International New Opportunities)                   Van Kampen UIF Capital Growth
    VT International Value (Previously known as VT        Van Kampen UIF Core Plus Fixed Income
       International Growth and Income Fund)              Van Kampen UIF Emerging Markets Equity
    VT Investors                                          Van Kampen UIF Global Tactical Asset Allocation
    VT Money Market                                          Portfolio (Previously known as UIF
    VT Multi-Cap Growth (Previously known as VT              International Magnum)
       New Opportunities)                                 Van Kampen UIF Mid-Cap Growth
    VT Multi-Cap Value (Previously known as VT            Van Kampen UIF U.S. Real Estate
       Mid Cap Value)
    VT New Value (For the period beginning            THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS II)
       January 1, 2009 and ended February 12, 2009)       Van Kampen UIF Capital Growth (Class II)
       (On February 13, 2009, VT New Value                Van Kampen UIF Emerging Markets Debt
       merged into VT Equity Income)                         (Class II)
    VT OTC & Emerging Growth (For the period              Van Kampen UIF Emerging Markets Equity
       beginning January 1, 2009 and ended                   (Class II)
       February 12, 2009) (On February 13, 2009,          Van Kampen UIF Global Franchise (Class II)
       VT OTC & Emerging Growth merged into               Van Kampen UIF Mid Cap Growth (Class II)
       VT Vista)                                          Van Kampen UIF Small Company Growth
    VT Research                                              (Class II)
    VT Small Cap Value                                    Van Kampen UIF U.S. Real Estate (Class II)
    VT Vista*
    VT Voyager                                        VAN KAMPEN LIFE INVESTMENT TRUST
                                                          LIT Money Market (For the period beginning
RIDGEWORTH VARIABLE TRUST (FOR THE PERIOD                    January 1, 2009 and ended December 18,
BEGINNING JANUARY 1, 2009 AND ENDED APRIL 24, 2009)          2009)
    RidgeWorth Large Cap Core Equity
    RidgeWorth Large Cap Growth Stock                 VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)
    RidgeWorth Large Cap Value Equity                     LIT Money Market (Class II) (For the period
    RidgeWorth Mid-Cap Core Equity Fund                      beginning January 1, 2009 and ended
    RidgeWorth Small Cap Value Equity                        December 18, 2009)

--------
*  Fund was available, but had no assets at December 31, 2010

   The net assets are affected by the investment results of each fund, transactions by contractholders and certain contract expenses (see Note 3). The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the fixed account ("Fixed Account") in which the contractholders earn a fixed rate of return.

   A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

   Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

mutual fund portfolios may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual fund portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund portfolios may differ substantially.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   INVESTMENTS--Investments consist of shares of the Funds and are stated at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

   FAIR VALUE OF FINANCIAL ASSETS--The Financial Accounting Standards Board guidance on fair value measurements and disclosures establishes a fair value measurement framework, provides a single definition of fair value and requires expanded disclosure summarizing fair value measurements. This guidance provides a three-level hierarchy based on the inputs used in the valuation process. The level in the fair values hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

   Observable inputs are those used by market participants in valuing financial instruments that are developed based on market data obtained from independent sources. The Account uses prices that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices may be reduced. This condition could cause an instrument to be reclassified from Level 1 to Level 2, or from Level 2 to Level 3.

   Financial assets recorded on the Statements of Net Assets at fair value as of December 31, 2010 comprise investments and are categorized in the fair value hierarchy based on the reliability of inputs to the valuation techniques as follows:

   LEVEL 1: Financial assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.

   LEVEL 2: Financial assets whose values are based on the following:
          a) Quoted prices for similar assets in active markets;
          b) Quoted prices for identical or similar assets in non-active markets.

   LEVEL 3: Financial assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect the Account's estimates of the assumptions that market participants would use in valuing the financial assets.

   All investments during the respective periods consist of shares of the Funds that have daily quoted net asset values for identical assets that the Account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Funds' managers.

   CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD--Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and Annuity 2000 Mortality Table, depending on the annuitization date. The assumed investment return is 3.72%, with 3.00% minimum and 6.00% maximum. The mortality risk is fully borne by Allstate Life and may result in additional amounts being transferred into the Account by Allstate Life to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from Allstate Life but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to Allstate Life. A payable is established for amounts payable to Allstate Life from the sub-accounts but not yet paid.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   DIVIDENDS--Dividends declared by the Funds are recognized on the ex-dividend date.

   NET REALIZED GAINS AND LOSSES--Net realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying mutual fund portfolios. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds' ex-distribution date.

   FEDERAL INCOME TAXES--The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The operations of the Account are included in the tax return of Allstate Life. Allstate Life is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No federal income taxes are allocable to the Account, as the Account did not generate taxable income.

   The Account had no liability for unrecognized tax benefits at December 31, 2010 and there was no activity related to unrecognized tax benefits during the year. The Account believes that it is reasonably possible that the liability balance will not significantly increase within the next 12 months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.

   USE OF ESTIMATES--The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and disclosures in the accompanying notes. Actual results could differ from those estimates.

3.   EXPENSES

   MORTALITY AND EXPENSE RISK CHARGE--Allstate Life assumes mortality and expense risks, related to the operations of the Account and deducts charges daily at a rate ranging from 0.40% to 2.50% per annum of the daily net assets of the Account, based on the Contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the contracts. Allstate Life guarantees that the amount of this charge will not increase over the life of the contracts. At the contractholder's discretion, additional options may be purchased for an additional charge. For certain living benefits, that charge is based on a protected withdrawal value and is deducted as units.

   ADMINISTRATIVE EXPENSE CHARGE--Allstate Life deducts administrative expense charges daily at a rate ranging from 0% to 0.30% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is recognized as a reduction in accumulation unit values.

   CONTRACT MAINTENANCE CHARGE--Allstate Life deducts an annual maintenance charge up to $35, depending upon the contract, on each contract anniversary and guarantees that this charge will not increase over the life of the contract. This charge will be waived if certain conditions are met. Allstate Life deducts a monthly fee for contracts with Retirement Income Guarantee Riders at rates ranging from 0.05% to 0.30% per annum of the income base. The income base is comprised of either the contract value on the date the rider option is purchased

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

and is adjusted for subsequent purchases or withdrawals or the highest contract value on any anniversary date adjusted for subsequent purchases or withdrawals, depending on the rider option selected. The contract maintenance charge is recognized as redemption of units.

   WITHDRAWAL CHARGE--In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge varies by contract and ranges from 0.5%-9.00% in the first year of the contract and declines to 0% in various years as defined in the contract. The Preferred Client Variable Annuity does not charge a withdrawal charge. These amounts are included in payments on terminations but are remitted to Allstate Life.

4.  PURCHASES OF INVESTMENTS

   The cost of investments purchased during the period ended December 31, 2010 was as follows:

                                                           PURCHASES
                                                           ----------
              AST Academic Strategies Asset Allocation.... $1,204,139
              AST Advanced Strategies.....................    542,928
              AST Aggressive Asset Allocation.............      9,620
              AST AllianceBernstein Core Value............      6,797
              AST AllianceBernstein Growth & Income.......        245
              AST American Century Income & Growth........      2,974
              AST Balanced Asset Allocation...............  2,431,542
              AST Bond Portfolio 2018.....................    509,286
              AST Bond Portfolio 2019.....................    275,996
              AST Bond Portfolio 2020.....................  1,187,011
              AST Bond Portfolio 2021 (a).................    740,721
              AST Capital Growth Asset Allocation.........  1,635,159
              AST CLS Growth Asset Allocation.............    179,105
              AST CLS Moderate Asset Allocation...........    254,832
              AST Cohen & Steers Realty...................      4,435
              AST DeAm Large-Cap Value....................      1,230
              AST Federated Aggressive Growth.............      1,004
              AST First Trust Balanced Target.............  1,217,759
              AST First Trust Capital Appreciation Target.  8,097,813
              AST Global Real Estate......................      1,873
              AST Goldman Sachs Concentrated Growth.......      1,297
              AST Goldman Sachs Mid-Cap Growth............      3,353
              AST Goldman Sachs Small-Cap Value...........     15,104
              AST High Yield..............................     62,603
              AST Horizon Growth Asset Allocation.........     91,799
              AST Horizon Moderate Asset Allocation.......    135,125
              AST International Growth....................      2,615
              AST International Value.....................        616
              AST Investment Grade Bond...................  9,378,582
              AST JPMorgan International Equity...........     12,461
              AST Large-Cap Value.........................         80
              AST Lord Abbett Bond-Debenture..............      3,390

--------
(a)For the period beginning January 4, 2010 and ended December 31, 2010

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                 PURCHASES
                                                                                 ----------
   AST Marsico Capital Growth................................................... $    3,669
   AST MFS Global Equity........................................................        185
   AST MFS Growth...............................................................         19
   AST Mid-Cap Value............................................................      6,525
   AST Money Market.............................................................    153,062
   AST Neuberger Berman / LSV Mid-Cap Value.....................................      1,893
   AST Neuberger Berman Mid-Cap Growth..........................................      1,467
   AST Neuberger Berman Small-Cap Growth........................................        619
   AST Niemann Capital Growth Asset Allocation..................................     59,403
   AST Parametric Emerging Markets Equity.......................................     26,568
   AST PIMCO Limited Maturity Bond..............................................      6,416
   AST PIMCO Total Return Bond..................................................     65,271
   AST Preservation Asset Allocation............................................  1,334,435
   AST QMA US Equity Alpha......................................................      2,102
   AST Schroders Multi-Asset World Strategies...................................    112,267
   AST Small-Cap Growth.........................................................        539
   AST Small-Cap Value..........................................................      1,088
   AST T. Rowe Price Asset Allocation...........................................  1,598,444
   AST T. Rowe Price Global Bond................................................      7,727
   AST T. Rowe Price Large-Cap Growth...........................................        575
   AST T. Rowe Price Natural Resources..........................................     15,092
   AST UBS Dynamic Alpha........................................................  1,088,420
   Franklin Templeton VIP Founding Funds Allocation.............................  1,124,531
   ProFund VP Financials........................................................        502
   ProFund VP Health Care.......................................................        502
   ProFund VP Large-Cap Value...................................................     49,595
   ProFund VP Mid-Cap Value.....................................................         12
   ProFund VP Telecommunications................................................        518
   ProFund VP Utilities.........................................................     17,717

Investments in the AllianceBernstein Variable Product Series Fund Sub-Accounts:
   AllianceBernstein VPS Growth.................................................    420,406
   AllianceBernstein VPS Growth & Income........................................    831,013
   AllianceBernstein VPS International Value....................................  2,672,124
   AllianceBernstein VPS Large Cap Growth.......................................    587,994
   AllianceBernstein VPS Small/Mid Cap Value....................................    811,542
   AllianceBernstein VPS Value..................................................    114,515

Investments in the American Century Variable Portfolios, Inc Sub-Accounts:
   American Century VP Balanced.................................................        198
   American Century VP International (b)........................................      4,309

Investments in the Dreyfus Socially Responsible Growth Fund, Inc. Sub-Accounts:
   Dreyfus Socially Responsible Growth Fund.....................................        141

Investments in the Dreyfus Stock Index Fund Sub-Accounts:
   Dreyfus Stock Index Fund.....................................................     12,676

--------
(b)For the period beginning January 27, 2010 and ended December 31, 2010

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                              PURCHASES
                                                                                              ----------
Investments in the Dreyfus Variable Investment Fund Sub-Accounts:
   VIF Growth & Income....................................................................... $    1,404
   VIF Money Market..........................................................................    260,720

Investments in the DWS Variable Series I Sub-Accounts:
   DWS Bond VIP A............................................................................    241,468
   DWS Capital Growth VIP A..................................................................    129,816
   DWS Global Opportunities VIP A............................................................    127,315
   DWS Growth and Income VIP A...............................................................     71,856
   DWS International VIP A...................................................................     11,607

Investments in the DWS Variable Series II Sub-Accounts:
   DWS Balanced VIP A II.....................................................................     79,512
   DWS Money Market VIP A II.................................................................     45,291
   DWS Small Cap Growth VIP A II.............................................................     63,933

Investments in the Federated Insurance Series Sub-Accounts:
   Federated Prime Money Fund II.............................................................    444,138

Investments in the Fidelity Variable Insurance Products
   Fund Sub-Accounts:
   VIP Contrafund............................................................................    437,598
   VIP Equity-Income.........................................................................     49,585
   VIP Growth................................................................................    237,038
   VIP High Income...........................................................................    182,378
   VIP Index 500.............................................................................    360,870
   VIP Investment Grade Bond.................................................................    278,167
   VIP Overseas..............................................................................    243,482

Investments in the Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts:
   VIP Asset Manager Growth (Service Class 2)................................................      1,005
   VIP Contrafund (Service Class 2)..........................................................  3,864,949
   VIP Equity-Income (Service Class 2).......................................................     23,424
   VIP Freedom 2010 Portfolio (Service Class 2)..............................................  2,174,568
   VIP Freedom 2020 Portfolio (Service Class 2)..............................................  1,130,910
   VIP Freedom 2030 Portfolio (Service Class 2)..............................................    645,326
   VIP Freedom Income Portfolio (Service Class 2)............................................    830,931
   VIP Growth & Income (Service Class 2).....................................................    756,748
   VIP Growth (Service Class 2)..............................................................      7,038
   VIP Growth Stock (Service Class 2)........................................................  1,359,432

Investments in the Fidelity Variable Insurance
   VIP High Income (Service Class 2).........................................................    868,874
   VIP Index 500 (Service Class 2)...........................................................  1,411,522
   VIP Investment Grade Bond (Service Class 2)...............................................        110
   VIP Mid Cap (Service Class 2).............................................................  2,057,243
   VIP Money Market (Service Class 2)........................................................  8,188,620
   VIP Overseas (Service Class 2)............................................................      8,200

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                          PURCHASES
                                                                         -----------
Investments in the Franklin Templeton Variable Insurance
   Products Trust Sub-Accounts:
   Franklin Flex Cap Growth Securities.................................. $   280,105
   Franklin Growth and Income Securities................................   3,369,173
   Franklin High Income Securities......................................   3,380,630
   Franklin Income Securities...........................................  23,224,508
   Franklin Large Cap Growth Securities.................................   2,943,442
   Franklin Small Cap Value Securities..................................   1,978,503
   Franklin Small Mid-Cap Growth Securities.............................      48,705
   Franklin U.S. Government.............................................   6,805,041
   Mutual Global Discovery Securities...................................   3,365,209
   Mutual Shares Securities.............................................   5,483,928
   Templeton Developing Markets Securities..............................   2,829,178
   Templeton Foreign Securities.........................................   9,481,799
   Templeton Global Bond Securities.....................................     240,693
   Templeton Growth Securities..........................................      74,761

Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
   VIT Strategic Growth (c).............................................          70
   VIT Large Cap Value (d)..............................................     356,150
   VIT Mid Cap Value....................................................     178,008
   VIT Strategic International Equity...................................          38
   VIT Structured Small Cap Equity Fund.................................     223,229
   VIT Structured U.S. Equity Fund......................................     480,602

Investments in the Invesco Investment Service Sub-Accounts:
   Invesco V.I. Balanced (e)............................................     911,571
   Invesco V.I. Basic Value (f).........................................     502,321
   Invesco V.I. Capital Appreciation (g)................................   1,258,671
   Invesco V. I. Capital Development (h)................................     416,263
   Invesco V. I. Core Equity (i)........................................   2,099,708
   Invesco V.I. Diversified Income (j)..................................   1,189,747
   Invesco V.I. Dividend Growth (k).....................................   3,607,433
   Invesco V.I. Global Dividend Growth (l)..............................   1,146,953
   Invesco V.I. Government Securities (m)...............................   2,119,891

--------
(c)Previously known as VIT Growth and Income
(d)Previously known as VIT Capital Growth
(e)Previously known as AIM V. I. Basic Balanced
(f)Previously known as AIM V. I. Basic Value
(g)Previously known as AIM V. I. Capital Appreciation
(h)Previously known as AIM V. I. Capital Development
(i)Previously known as AIM V. I. Core Equity
(j)Previously known as AIM V. I. Diversified Income
(k)Previously known as Dividend Growth
(l)Previously known as Global Dividend Growth
(m)Previously known as AIM V. I. Government Securities

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                         PURCHASES
                                                                         ----------
Investments in the Invesco Investment Service Sub-Accounts (continued):
   Invesco V.I. High Yield (n).......................................... $1,102,646
   Invesco V.I. High Yield Securities (o)...............................  1,965,920
   Invesco V.I. Income Builder (p)......................................  1,071,447
   Invesco V.I. International Growth (q)................................  1,359,926
   Invesco V.I .Large Cap Growth (r)....................................    394,250
   Invesco V.I. Mid Cap Core Equity (s).................................  1,498,121
   Invesco V.I. Money Market (t)........................................  3,131,557
   Invesco V.I. S&P 500 Index (u).......................................  1,713,095
   Invesco V.I. Technology Fund (v).....................................    162,842
   Invesco V.I. Utilities (w)...........................................    526,539
   Invesco Van Kampen V.I. Capital Growth (x)...........................    667,380

Investments in the Invesco Investment Service Sub-Accounts:
   Invesco Van Kampen V.I. Comstock (y).................................    582,185
   Invesco Van Kampen V.I. Government (z)...............................     39,055
   Invesco Van Kampen V.I. Global Value Equity (aa).....................      1,912
   Invesco Van Kampen V.I. High Yield (ab)..............................        603
   Invesco Van Kampen V.I. Mid Cap Value (ac)...........................  1,295,573
   Invesco Van Kampen V.I. Value (ad)...................................      6,493

Investments in the Invesco Investment Service Series II Sub-Accounts:
   Invesco V.I. Balanced II (ae)........................................      9,638
   Invesco V.I. Basic Value II (af).....................................    465,115
   Invesco V.I. Capital Appreciation II (ag)............................     42,450
   Invesco V.I. Capital Development II (ah).............................        154

--------
(n)Previously known as AIM V. I. High Yield
(o)Previously known as High Yield
(p)Previously known as Income Builder
(q)Previously known as AIM V. I. International Growth
(r)Previously known as AIM V. I. Large Cap Growth
(s)Previously known as AIM V. I. Mid Cap Core Equity
(t)Previously known as AIM V. I. Money Market
(u)Previously known as S&P 500 Index
(v)Previously known as AIM V. I. Technology
(w)Previously known as AIM V. I. Utilities
(x)Previously known as LIT Capital Growth
(y)Previously known as LIT Comstock
(z)Previously known as LIT Government
(aa)Previously known as Van Kampen UIF Global Value Equity
(ab)Previously known as Van Kampen UIF High Yield
(ac)Previously known as Van Kampen UIF U.S. Mid Cap Value
(ad)Previously known as Van Kampen UIF Value
(ae)Previously known as AIM V. I. Basic Balanced II
(af)Previously known as AIM V. I. Basic Value II
(ag)Previously known as AIM V. I. Capital Appreciation II
(ah)Previously known as AIM V. I. Capital Development II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                   PURCHASES
                                                                                   ----------
Investments in the Invesco Investment Service Series II Sub-Accounts (continued):
   Invesco V.I. Core Equity II (ai)............................................... $   46,252
   Invesco V.I. Diversified Income II (aj)........................................     12,970
   Invesco V.I. Dividend Growth II (ak)...........................................  1,322,829
   Invesco V.I. Global Dividend Growth II (al)....................................    868,581
   Invesco V.I. Government Securities II (am).....................................     37,540
   Invesco V.I. High Yield II (an)................................................     84,113
   Invesco V.I. High Yield Securities II (ao).....................................  2,150,434
   Invesco V.I. International Growth II (aq)......................................     14,848
   Invesco V.I. Income Builder II (ap)............................................    990,381
   Invesco V.I. Large Cap Growth II (ar)..........................................      4,239
   Invesco V.I. Mid Cap Core Equity II (as).......................................    141,249
   Invesco V.I. Money Market II (at)..............................................     38,460
   Invesco V.I. S&P 500 Index II (au).............................................  3,152,644
   Invesco V.I. Technology II (av)................................................         96
   Invesco V.I. Utilities II (aw).................................................     19,065
   Invesco Van Kampen V.I. Capital Growth--Series II (ax).........................    895,507
   Invesco Van Kampen V.I. Comstock--Series II (ay)...............................  2,252,938
   Invesco Van Kampen V.I. Equity and Income--Series II (az)......................  2,331,570
   Invesco Van Kampen V.I. Growth and Income--Series II (ba)......................  2,716,725
   Invesco Van Kampen V.I. International Growth Equity--Series II (bb)............    412,370
   Invesco Van Kampen V.I. Mid Cap Growth--Series II (bc).........................  1,444,171
   Invesco Van Kampen V.I. Mid Cap Value--Series II (bd)..........................  1,658,855

--------
(ai)Previously known as AIM V. I. Core Equity II
(aj)Previously known as AIM V. I. Diversified Income II
(ak)Previously known as Dividend Growth (Class Y Shares)
(al)Previously known as Global Dividend Growth (Class Y Shares)
(am)Previously known as AIM V. I. Government Securities II
(an)Previously known as AIM V. I. High Yield II
(ao)Previously known as High Yield (Class Y Shares)
(ap)Previously known as Income Builder (Class Y Shares)
(aq)Previously known asAIM V. I. International Growth II
(ar)Previously known as AIM V. I. Large Cap Growth II
(as)Previously known as AIM V. I. Mid Cap Core Equity II
(at)Previously known as AIM V. I. Money Market II
(au)Previously known as S&P 500 Index (Class Y Shares)
(av)Previously known as AIM V. I. Technology II
(aw)Previously known as AIM V. I. Utilities II
(ax)Previously known as LIT Capital Growth (Class II)
(ay)Previously known as LIT Comstock (Class II)
(az)Previously known as Van Kampen UIF Equity and Income (Class II)
(ba)Previously known as LIT Growth and Income (Class II)
(bb)Previously known as Van Kampen UIF Int'l Growth Equity (Class II)
(bc)Previously known as LIT Mid Cap Growth (Class II)
(bd)Previously known as Van Kampen UIF U.S. Mid Cap Value (Class II)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                             PURCHASES
                                                                                             ----------
Investments in the Janus Aspen Series Sub-Accounts:
   Forty Portfolio.......................................................................... $      148

Investments in the Lazard Retirement Series, Inc. Sub-Accounts:
   Emerging Markets Equity..................................................................          6

Investments in the Legg Mason Partners Variable Income Trust Sub-Accounts:
   Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio I (be)...............         69

Investments in the Legg Mason Partners Variable Portfolios I, Inc Sub-Accounts:
   Legg Mason ClearBridge Variable Large Cap Value Portfolio I (bf).........................        113

Investments in the Lord Abbett Series Fund Sub-Accounts:
   Fundamental Equity Portfolio (bg)........................................................    630,260
   Bond-Debenture...........................................................................  6,202,663
   Growth and Income........................................................................    649,856
   Growth Opportunities.....................................................................  1,424,760
   Mid-Cap Value............................................................................    901,860

Investments in the MFS Variable Insurance Trust Sub-Accounts:
   MFS Growth...............................................................................      3,634
   MFS High Income..........................................................................     48,616
   MFS Investors Trust......................................................................     84,357
   MFS New Discovery........................................................................     79,579
   MFS Research.............................................................................     16,219
   MFS Research Bond........................................................................    178,436
   MFS Utilities............................................................................     12,571

Investments in the MFS Variable Insurance Trust (Service Class) Sub-Accounts:
   MFS Growth (Service Class)...............................................................         99
   MFS Investors Trust (Service Class)......................................................      2,387
   MFS New Discovery (Service Class)........................................................      6,008
   MFS Research (Service Class).............................................................      2,149
   MFS Utilities (Service Class)............................................................     40,959

Investments in the Morgan Stanley Variable Investment Series Sub-Accounts:
   Aggressive Equity........................................................................    379,768
   Capital Opportunities....................................................................    738,625
   European Equity..........................................................................  1,446,818
   Income Plus..............................................................................  7,722,738
   Limited Duration.........................................................................  1,692,768
   Money Market.............................................................................  7,622,735
   Strategist...............................................................................  3,767,862
   Utilities................................................................................  6,804,457

Investments in the Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts:
   Aggressive Equity (Class Y Shares).......................................................    854,048
   Capital Opportunities (Class Y Shares)...................................................    816,812

--------
(be)Previously known as Legg Mason ClearBridge Variable Fundamental Value Portfolio--Class I
(bf)Previously known as Legg Mason ClearBridge Variable Investors
    Portfolio-Class I
(bg)Previously known as All Value

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                             PURCHASES
                                                                                            -----------
Investments in the Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts
  (continued):
   European Equity (Class Y Shares)........................................................ $   722,212
   Income Plus (Class Y Shares)............................................................  13,546,503
   Limited Duration (Class Y Shares).......................................................   6,039,811
   Money Market (Class Y Shares)...........................................................  15,942,370
   Strategist (Class Y Shares).............................................................   2,649,591
   Utilities (Class Y Shares)..............................................................   2,103,564

Investments in the Neuberger & Berman Advisors Management Trust Sub-Accounts:
   AMT Partners............................................................................         209

Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
   Oppenheimer Balanced....................................................................     264,903
   Oppenheimer Capital Appreciation........................................................     100,670
   Oppenheimer Core Bond...................................................................      85,011
   Oppenheimer Global Securities...........................................................     127,178
   Oppenheimer High Income.................................................................      34,405
   Oppenheimer Main Street.................................................................      46,865
   Oppenheimer Main Street Small Cap.......................................................     101,648
   Oppenheimer Small- & Mid-Cap Growth (bh)................................................       3,588
   Oppenheimer Global Strategic Income (bi)................................................     353,454

Investments in the Oppenheimer Variable Account Funds
   (Service Shares ("SS")) Sub-Accounts:...................................................
   Oppenheimer Balanced (SS)...............................................................   1,015,550
   Oppenheimer Capital Appreciation (SS)...................................................   1,484,877
   Oppenheimer Core Bond (SS)..............................................................   6,266,297
   Oppenheimer Global Securities (SS)......................................................   1,150,065
   Oppenheimer High Income (SS)............................................................   1,474,000
   Oppenheimer Main Street (SS)............................................................   2,611,586
   Oppenheimer Main Street Small Cap (SS)..................................................     706,223
   Oppenheimer Small- & Mid-Cap Growth (SS) (bj)...........................................     178,355
   Oppenheimer Global Strategic Income (SS) (bk)...........................................  11,704,476

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
   Foreign Bond (US Dollar-Hedged).........................................................         101
   Money Market............................................................................         106
   PIMCO Total Return......................................................................         190
   PIMCO VIT Commodity RealReturn Strategy.................................................   2,050,995
   PIMCO VIT Emerging Markets Bond (Advisor Shares)........................................   1,606,669
   PIMCO VIT Real Return (Advisor Shares)..................................................   1,511,991
   PIMCO VIT Total Return (Advisor Shares).................................................   6,714,425

Investments in the Putnam Variable Trust Sub-Accounts:
   VT American Government Income...........................................................   5,407,577
   VT Capital Opportunities................................................................   1,252,795

--------
(bh)Previously known as Oppenheimer MidCap Fund
(bi)Previously known as Oppenheimer Strategic Bond
(bj)Previously known as Oppenheimer MidCap Fund (SS)
(bk)Previously known as Oppenheimer Strategic Bond (SS)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                      PURCHASES
                                                                                     ------------
Investments in the Putnam Variable Trust Sub-Accounts (continued):
   VT Diversified Income............................................................ $  7,920,369
   VT Equity Income.................................................................    4,910,896
   VT George Putnam Balanced (bl)...................................................    5,815,679
   VT Global Asset Allocation.......................................................    5,901,937
   VT Global Equity.................................................................      680,857
   VT Global Health Care............................................................    1,736,699
   VT Global Utilities..............................................................    1,287,835
   VT Growth and Income.............................................................    4,679,387
   VT Growth Opportunities..........................................................      371,417
   VT High Yield....................................................................    9,523,454
   VT Income........................................................................   24,728,444
   VT International Equity..........................................................    8,197,471
   VT International Growth (bm).....................................................    1,307,283
   VT International Value (bn)......................................................    1,161,960
   VT Investors.....................................................................    1,319,247
   VT Money Market..................................................................   47,731,075
   VT Multi-Cap Growth (bo).........................................................   46,491,545
   VT Multi-Cap Value (bp)..........................................................    1,509,146
   VT Research......................................................................      673,044
   VT Small Cap Value...............................................................    1,349,872
   VT Vista (bq) (br)...............................................................      333,576
   VT Voyager.......................................................................    8,770,747

Investments in the The Universal Institutional Funds, Inc. Sub-Accounts:
   Van Kampen UIF Capital Growth....................................................      746,491
   Van Kampen UIF Core Plus Fixed Income............................................      120,407
   Van Kampen UIF Emerging Markets Equity...........................................    4,407,961
   Van Kampen UIF Global Tactical Asset Allocation Portfolio (bs)...................      940,449
   Van Kampen UIF Mid Cap Growth....................................................    1,191,317
   Van Kampen UIF U.S. Real Estate..................................................    2,199,291

Investments in the The Universal Institutional Funds, Inc. (Class II) Sub-Accounts:
   Van Kampen UIF Capital Growth (Class II).........................................      152,930
   Van Kampen UIF Emerging Markets Debt (Class II)..................................    3,389,261
   Van Kampen UIF Emerging Markets Equity (Class II)................................    2,119,244
   Van Kampen UIF Global Franchise (Class II).......................................    2,029,556
   Van Kampen UIF Mid Cap Growth (Class II).........................................    1,575,590
   Van Kampen UIF Small Company Growth (Class II)...................................      406,120
   Van Kampen UIF U.S. Real Estate (Class II).......................................    2,923,094
                                                                                     ------------
                                                                                     $518,363,012
                                                                                     ============

--------
(bl)Previously known as VT The George Putnam Fund of Boston
(bm)Previously known as VT International New Opportunities
(bn)Previously known as VT International Growth and Income
(bo)Previously known as VT New Opportunities
(bp)Previously known as VT Mid Cap Value
(bq)On September 24, 2010 VT Vista merged in to VT Multi-Cap Growth
(br)For the period beginning January 1, 2010 and ended September 23, 2010
(bs)Previously known as Van Kampen UIF International Magnum

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS

   Allstate Life offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit values which in turn result in various expense and total return ratios.

   In the table below, the units, the range of lowest to highest accumulation unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios assessed by Allstate Life and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest accumulation unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.

   As discussed in Note 3, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contractholder. This results in several accumulation unit values for each sub-account based upon those choices.

ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

    * INVESTMENT INCOME RATIO--These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

    ** EXPENSE RATIO--These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund have been excluded.

    ***TOTAL RETURN--These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

       Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

       Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return the investment income ratio is calculated for the period or from the effective date through the end of the reporting period. The investment income ratio for closed funds is calculated from the beginning of period, or from the effective date, through the last day the fund was open.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
  Sub-Accounts:
   AST Academic Strategies Asset Allocation
   2010.................   819   $ 9.13 -  9.59    $ 7,705        0.88%       1.15 - 2.60%      9.12 -  10.69%
   2009.................   831     8.37 -  8.66      7,097        2.23        1.15 - 2.60      21.20 -  22.94
   2008.................   867     6.91 -  7.05      6,065        2.29        1.15 - 2.60     -33.56 - -32.61
   2007 (ch)............   348    10.39 - 10.46      3,631        0.51        1.00 - 2.65       3.91 -   4.64

   AST Advanced Strategies
   2010.................   251     9.74 - 10.23      2,523        1.05        1.15 - 2.60      10.82 -  12.41
   2009.................   257     8.79 -  9.10      2,313        2.97        1.15 - 2.60      23.00 -  24.76
   2008.................   189     7.51 -  7.29      1,365        3.21        1.15 - 2.60     -31.59 -  30.60
   2007 (ch)............   118    10.00 -    11      1,239        0.18        1.00 - 2.65       4.42 -   5.15

   AST Aggressive Asset Allocation
   2010.................    14     8.37 -  8.42        114        0.45        1.50 - 1.65      12.77 -  12.94
   2009.................    14     7.43 -  7.45        107        1.38        1.50 - 1.65      26.34 -  26.53
   2008.................    15     5.88 -  5.89         87        1.54        1.50 - 1.65     -43.26 - -43.18
   2007 (ch)............     5    10.32 - 10.39         54        0.27        1.00 - 2.65       3.17 -   3.89

   AST AllianceBernstein Core Value
   2010.................     6     7.27 -  7.48         46        1.31        1.15 - 2.00      11.02 -  11.96
   2009.................     8     6.55 -  6.69         52        2.57        1.15 - 2.00      21.37 -  22.39
   2008.................     4     5.44 -  5.46         22       13.61        1.15 - 1.50     -42.74 - -42.55
   2007 (ch)............     1     9.45 -  9.51         10        0.00        1.00 - 2.65      -5.53 -  -4.86

   AST AllianceBernstein Growth & Income
   2010.................     2     7.80 -  7.89         17        1.52        1.15 - 1.50      11.22 -  11.60
   2009.................     2     7.01 -  7.07         15        1.93        1.15 - 1.50      17.43 -  17.83
   2008.................     5     5.93 -  6.00         30        2.11        1.15 - 2.00     -41.85 - -41.73
   2007 (ch)............     5    10.17 - 10.24         48        1.48        1.00 - 2.65       1.66 -   2.37

   AST American Century Income & Growth
   2010.................   < 1     8.00 -  8.00          3        1.09        1.50 - 1.50      12.16 -  12.16
   2009.................     1     7.14 -  7.14          8        2.64        1.50 - 1.50      16.03 -  16.03
   2008.................     2     6.15 -  6.15         11        1.80        1.50 - 1.50     -35.71 - -35.71
   2007 (ch)............   < 1     9.52 -  9.59         --        0.00        1.00 - 2.65      -4.80 -  -4.13

   AST Balanced Asset Allocation
   2010................. 1,013     9.49 -  9.99     10,009        0.78        1.15 - 2.65       9.41 -  11.04
   2009.................   971     8.68 -  8.99      8,667        1.45        1.15 - 2.65      20.11 -  21.89
   2008.................   616     7.22 -  7.38      4,519        1.11        1.15 - 2.65     -30.54 - -29.51
   2007 (ch)............    64    10.40 - 10.47        669        0.43        1.00 - 2.65       4.01 -   4.74

--------
(ch)For the period beginning July 30, 2007 and ending December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- -------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
  Sub-Accounts
  (continued):
   AST Bond Portfolio 2018
   2010.................   83    $12.20 - 12.36     $1,029       0.99%        1.50 - 2.00%      9.00 -   9.54
   2009.................   98     11.19 - 11.28      1,105       0.29         1.50 - 2.00      -7.89 -  -7.44
   2008.................   86     12.15 - 12.19      1,051       0.00         1.50 - 2.00      21.16 -  21.56

   AST Bond Portfolio 2019
   2010.................   37     12.06 - 12.22        454       0.72         1.50 - 2.00       9.17 -   9.71
   2009.................   33     11.05 - 11.14        366       0.52         1.50 - 2.00      -9.51 -  -9.07
   2008.................    6     12.22 - 12.25         75       0.00         1.50 - 1.90      21.81 -  22.13

   AST Bond Portfolio 2020
   2010.................   62      9.62 -  9.72        601       0.00         1.50 - 2.00       9.65 -  10.19
   2009.................    0      8.82 -  8.82          2       0.00         1.50 - 1.50     -11.82 - -11.82
   2008.................    6     12.22 - 12.25         75       0.00         1.50 - 1.90      21.81 -  22.13

   AST Bond Portfolio 2021
   2010 (a).............   27     10.95 - 11.04        301       0.00         1.50 - 2.35       9.52 -  10.44

   AST Capital Growth Asset Allocation
   2010.................  708      8.87 -  9.33      6,496       1.03         1.15 - 2.65      10.45 -  12.08
   2009 (bt)............  689      8.03 -  8.32      5,664       1.91         1.15 - 2.65      22.09 -  23.90
   2008.................  662      6.58 -  6.72      4,408       1.73         1.15 - 2.65     -36.62 - -35.68
   2007 (ch)............  256     10.38 - 10.45      2,666       0.33         1.00 - 2.65       3.76 -   4.49

   AST CLS Growth Asset Allocation
   2010.................   33      9.43 -  9.53        317       0.39         1.15 - 1.55      12.60 -  13.04
   2009.................   22      8.37 -  8.43        181       0.70         1.15 - 1.55      24.91 -  25.41
   2008.................    9      6.71 -  6.72         59       0.52         1.15 - 1.50     -33.60 - -33.45

   AST CLS Moderate Asset Allocation
   2010.................  185      9.57 -  9.95      1,823       0.54         1.15 - 2.65       9.03 -  10.64
   2009.................  185      8.77 -  8.99      1,650       0.39         1.15 - 2.65      20.20 -  21.98
   2008.................  102      7.30 -  7.37        746       0.00         1.15 - 2.65     -27.59 - -26.87

   AST Cohen & Steers Realty
   2010.................    4      9.72 - 10.00         41       1.78         1.15 - 2.00      26.17 -  27.23
   2009.................    4      7.77 -  7.86         33       2.62         1.15 - 1.65      29.78 -  30.43
   2008.................    4      5.99 -  6.03         25       8.26         1.15 - 1.65     -36.11 - -35.79
   2007 (ch)............    1      9.33 -  9.39          8       0.00         1.00 - 2.65      -6.71 -  -6.05

--------
(a)For the period beginning January 4, 2010 and ended December 31, 2010
(bt)For the period beginning January 2, 2009 and ended December 31, 2009
(ch)For the period beginning July 30, 2007 and ending December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                              AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                    ----------------------------------- ------------------------------------------------
                             ACCUMULATION                                  EXPENSE            TOTAL
                    UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                    (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                    ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced
  Series Trust
  Sub-Accounts
  (continued):
   AST DeAm Large-Cap Value
   2010............     2   $ 7.79 -  7.92   $      17      1.47%        1.15 - 1.65%     10.61 -  11.16%
   2009............     2     7.04 -  7.13          17      0.89         1.15 - 1.65      16.34 -  16.91
   2008 (ci).......     2     6.05 -  6.10          13      6.23         1.15 - 1.65     -38.32 - -38.01
   2007 (ch).......   < 1     9.77 -  9.84           1      0.00         1.00 - 2.65      -2.26 -  -1.58

   AST DeAm Small-Cap Value
   2008............    --       N/A -  N/A          --      0.00                  --         N/A -   N/A
   2007 (ch).......   < 1     8.80 -  8.86         < 1      0.00         1.00 - 2.65     -11.40 - -12.12

   AST Federated Aggressive Growth
   2010............     1     9.56 -  9.73          13      0.05         1.15 - 1.65      30.39 -  31.04
   2009............     1     7.33 -  7.42          11      0.24         1.15 - 1.65      30.50 -  31.15
   2008............     2     5.62 -  5.66          12      0.00         1.15 - 1.65     -45.00 - -44.73
   2007 (ch).......   < 1    10.17 - 10.24           1      0.00         1.00 - 2.65       1.73 -   2.45

   AST First Trust Balanced Target
   2010............   345     8.92 -  9.37       3,181      1.45         1.15 - 2.60      11.46 -  13.06
   2009............   327     8.01 -  8.29       2,680      3.70         1.15 - 2.60      20.71 -  22.44
   2008............   275     6.63 -  6.77       1,845      3.49         1.15 - 2.60     -36.15 - -35.23
   2007 (ch).......   238    10.39 - 10.46    2,479.12      0.46         1.00 - 2.65       3.86 -   4.58

   AST First Trust Capital Appreciation Target
   2010............ 1,669     8.66 -  9.10      14,890      1.99         1.15 - 2.60      16.00 -  17.66
   2009............ 1,369     7.47 -  7.73      10,439      2.21         1.15 - 2.60      22.78 -  24.54
   2008............ 1,075     6.08 -  6.21       6,607      2.32         1.15 - 2.60     -42.22 - -41.38
   2007 (ch).......   441    10.52 - 10.60       4,653      0.19         1.00 - 2.65       5.22 -   5.95

   AST Focus Four Plus
   2009 (bu).......    --      N/A -   N/A          --      6.00         1.00 - 2.95      11.11 -  17.15
   2008............     2     7.46 -  7.49          13      0.00         1.15 - 2.00     -25.36 - -25.09

   AST Global Real Estate
   2010............   < 1     9.61 -  9.73           3      1.12         1.15 - 1.65      18.25 -  18.83
   2009............   < 1     8.18 -  8.18           2      3.99         1.15 - 1.15      33.56 -  33.56
   2008 (cj).......   < 1     6.13 -  6.13         < 1      0.00         1.15 - 1.15     -39.78 - -39.78

--------
(bu)For the period beginning January 1, 2009 and ended November 13, 2009
(ch)For the period beginning July 30, 2007 and ending December 31, 2007
(ci)For the period beginning January 1, 2008 and ended July 18, 2008
(cj)For the period beginning July 21, 2008 and ended December 31, 2008

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
  Sub-Accounts
  (continued):
   AST Goldman Sachs Concentrated Growth
   2010.................    5    $ 9.81 -  9.92      $ 51        0.08%        1.15 - 1.50%      8.66 -   9.03%
   2009.................    5      9.02 -  9.10        45        0.00         1.15 - 1.50      47.19 -  47.70
   2008.................    5      6.13 -  6.16        30        0.53         1.15 - 1.50     -41.15 - -40.95
   2007 (ch)............  < 1     10.37 - 10.44        10        0.00         1.00 - 2.65       3.68 -   4.41

   AST Goldman Sachs Mid-Cap Growth
   2010.................    4     10.93 - 11.25        50        0.00         1.15 - 2.00      17.47 -  18.46
   2009.................    6      9.31 -  9.50        57        0.00         1.15 - 2.00      54.01 -  55.31
   2008.................    6      6.09 -  6.12        38        0.00         1.15 - 1.50     -41.67 - -41.47
   2007 (ch)............  < 1     10.38 - 10.46         2        0.00         1.00 - 2.65       3.84 -   4.57

   AST Goldman Sachs Small-Cap Value
   2010.................   <1     11.89 - 12.03         5        2.09         1.15 - 1.65      24.71 -  25.32
   2009.................   <1      9.60 -  9.60         3        1.27         1.15 - 1.15      25.40 -  25.40
   2008.................  < 1      7.66 -  7.66         2        0.00         1.15 - 1.15     -23.68 - -23.68

   AST High Yield
   2010.................    8     11.52 - 11.68        87        1.84         1.15 - 1.55      11.77 -  12.21
   2009.................    3     10.31 - 10.41        35        6.83         1.15 - 1.55      33.48 -  34.01
   2008.................    5      7.72 -  7.77        39        9.59         1.15 - 1.55     -26.68 - -26.39
   2007 (ch)............  < 1     10.48 - 10.56         2        0.00         1.00 - 2.65       4.83 -   5.56

   AST Horizon Growth Asset Allocation
   2010.................   14      9.85 - 10.10       138        0.38         1.15 - 2.10      11.47 -  12.52
   2009.................   16      8.83 -  8.97       139        0.35         1.15 - 2.10      24.06 -  25.22
   2008.................   15      7.12 -  7.16       106        0.05         1.15 - 2.10     -29.59 - -29.15

   AST Horizon Moderate Asset Allocation
   2010.................   55     10.06 - 10.28       557        0.42         1.15 - 2.00       9.41 -  10.33
   2009.................   53      9.19 -  9.32       492        0.25         1.15 - 2.00      20.96 -  21.98
   2008.................   37      7.60 -  7.64       279        0.02         1.15 - 2.00     -24.68 - -24.25

   AST International Growth
   2010.................    7      8.13 -  8.27        55        0.30         1.15 - 1.65      12.64 -  13.19
   2009.................   10      7.21 -  7.30        75        1.84         1.15 - 1.65      33.09 -  33.75
   2008.................   12      5.39 -  5.46        63        1.83         1.15 - 2.00     -51.21 - -50.80
   2007 (ch)............    2     11.03 - 11.10        24        0.62         1.00 - 2.65      10.26 -  11.03

--------
(ch)For the period beginning July 30, 2007 and ending December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
  Sub-Accounts
  (continued):
   AST International Value
   2010.................     9   $ 8.00 -  8.23    $    77        0.77%       1.15 - 2.00%      8.90 -   9.82%
   2009.................    11     7.35 -  7.50         84        2.22        1.15 - 2.00      27.94 -  29.01
   2008.................    12     5.74 -  5.81         71        5.61        1.15 - 2.00     -45.10 - -44.64
   2007 (ch)............     5    10.43 - 10.50         57        1.16        1.00 - 2.65       4.31 -   5.04

   AST Investment Grade Bond
   2010.................   157    12.75 - 13.05      2,030        5.54        1.15 - 2.05       8.58 -   9.55
   2009.................   439    11.74 - 11.91      5,204        1.71        1.15 - 2.05       9.07 -  10.04
   2008 (ck)............ 1,085    10.76 - 10.83     11,724        0.00        1.15 - 2.05       7.32 -   7.96

   AST JPMorgan International Equity
   2010.................     6     8.31 -  8.55         50        1.26        1.15 - 2.00       5.07 -   5.95
   2009.................     7     7.91 -  8.07         55        2.70        1.15 - 2.00      33.21 -  34.33
   2008.................     8     5.94 -  6.01         46        4.94        1.15 - 2.00     -42.53 - -42.05
   2007 (ch)............     5    10.30 - 10.37         51        2.13        1.00 - 2.65       3.02 -   3.74

   AST Large-Cap Value
   2010.................     0     7.32 -  7.32          1        1.97        1.15 - 1.15      11.87 -  11.87
   2009.................     1     6.49 -  6.54          8        2.67        1.15 - 1.50      17.67 -  18.07
   2008.................     1     5.52 -  5.54          6        6.49        1.15 - 1.50     -42.36 - -42.16
   2007 (ch)............     2     9.52 -  9.59         19        1.34        1.00 - 2.65      -4.78 - - 4.11

   AST Lord Abbett Bond-Debenture
   2010.................     4    11.66 - 11.80         51        6.21        1.15 - 1.50      11.74 -  12.12
   2009.................     6    10.44 - 10.52         59        5.65        1.15 - 1.50      32.61 -  33.07
   2008.................     4     7.91 -  7.91         29       18.67        1.15 - 1.15     -24.13 - -24.13
   2007 (ch)............   < 1    10.36 - 10.43          3        0.00        1.00 - 2.65       3.57 -   4.29

   AST Marsico Capital Growth
   2010.................     8     8.92 -  9.18         77        0.63        1.15 - 2.00      17.40 -  18.39
   2009.................    10     7.60 -  7.75         77        0.69        1.15 - 2.00      27.21 -  28.28
   2008.................     7     6.00 -  6.04         44        0.82        1.15 - 1.65     -44.58 - -44.30
   2007 (ch)............     1    10.78 - 10.86         15        0.23        1.00 - 2.65       7.83 -   8.58

   AST MFS Global Equity
   2010.................     4     9.71 -  9.83         41        0.44        1.15 - 1.50      10.39 -  10.77
   2009.................     5     8.80 -  8.87         43        3.06        1.15 - 1.50      29.56 -  30.01
   2008.................    12     6.79 -  6.82         85        2.29        1.15 - 1.50     -34.97 - -34.74
   2007 (ch)............     1    10.39 - 10.46          8       21.72        1.00 - 2.65       3.91 -   4.63

--------
(ch)For the period beginning July 30, 2007 and ending December 31, 2007
(ck)For the period beginning January 28, 2008 and ended December 31, 2008

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
  Sub-Accounts
  (continued):
   AST MFS Growth
   2010.................    2    $ 9.31 -  9.31     $   16       0.12%        1.15 - 1.15%     11.50 -  11.50%
   2009.................    2      8.35 -  8.35         16       0.21         1.15 - 1.15      22.89 -  22.89
   2008.................    1      6.79 -  6.79          7       0.93         1.15 - 1.15     -37.03 - -37.03

   AST Mid-Cap Value
   2010.................    4      9.75 - 10.03         39       0.67         1.15 - 2.00      21.18 -  22.20
   2009.................    4      8.04 -  8.21         32       1.20         1.15 - 2.00      36.16 -  37.31
   2008.................    2      5.95 -  5.98         10       4.48         1.15 - 1.50     -39.04 - -38.83
   2007 (ch)............  < 1      9.71 -  9.78          4       0.00         1.00 - 2.65     - 2.89 -  -2.21

   AST Money Market
   2010.................   77      9.77 - 10.08        773       0.02         1.15 - 2.10     - 2.03 -  -1.11
   2009.................  123      9.99 - 10.20      1,250       0.27         1.15 - 2.00     - 1.72 -  -0.90
   2008.................   99     10.17 - 10.29      1,015       1.16         1.15 - 2.00       0.50 -   1.34
   2007 (ch)............    7     10.09 - 10.16         66       0.30         1.00 - 2.65       0.89 -   1.60

   AST Neuberger Berman / LSV Mid-Cap Value
   2010.................    4      9.57 -  9.73         38       1.14         1.15 - 1.65      21.43 -  22.03
   2009.................    4      7.88 -  7.98         34       2.10         1.15 - 1.65      38.36 -  39.04
   2008.................    5      5.70 -  5.74         27       4.06         1.15 - 1.65    - 43.20 - -42.92
   2007 (ch)............  < 1      9.99 - 10.05          2       0.00         1.00 - 2.65     - 0.15 -   0.55

   AST Neuberger Berman Mid-Cap Growth
   2010.................    3      9.49 -  9.65         33       0.00         1.15 - 1.65      26.59 -  27.21
   2009.................    4      7.50 -  7.59         32       0.00         1.15 - 1.65      27.68 -  28.31
   2008.................    4      5.87 -  5.91         24       0.00         1.15 - 1.65    - 44.11 - -43.83
   2007 (ch)............  < 1     10.46 - 10.53          1       0.00         1.00 - 2.65       4.60 -   5.33

   AST Neuberger Berman Small-Cap Growth
   2010.................    1      9.11 -  9.22          8       0.00         1.15 - 1.50      18.49 -  18.90
   2009.................    1      7.69 -  7.75          7       0.00         1.15 - 1.50      20.75 -  21.17
   2008.................    1      6.37 -  6.40          5       0.00         1.15 - 1.50     -43.39 - -43.19
   2007 (ch)............  < 1     11.19 - 11.27          1       0.00         1.00 - 2.65      11.93 -  12.72

   AST Niemann Capital Growth Asset Allocation
   2010.................   23      9.74 - 10.11        234       0.35         1.15 - 2.60      10.45 -  12.03
   2009.................   24      8.82 -  9.03        218       0.48         1.15 - 2.60      18.15 -  19.85
   2008.................   17      7.46 -  7.53        128       0.00         1.15 - 2.60     -26.15 - -25.44

--------
(ch)For the period beginning July 30, 2007 and ending December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
  Sub-Accounts
  (continued):
   AST Parametric Emerging Markets Equity
   2010.................    3    $10.93 - 11.12     $   37        0.47%       1.15 - 1.85%     20.05 -  20.88%
   2009.................    3      9.15 -  9.20         28        1.00        1.15 - 1.50      64.05 -  64.62
   2008 (cj)............    1      5.59 -  5.59          5        0.00        1.15 - 1.15     -44.69 - -44.69

   AST PIMCO Limited Maturity Bond
   2010.................   10     11.41 - 11.60        114        2.35        1.15 - 1.65       2.21 -   2.72
   2009.................   14     11.16 - 11.29        160        4.81        1.15 - 1.65       8.44 -   8.97
   2008.................   18     10.29 - 10.36        185        4.32        1.15 - 1.65      -0.53 -  -0.03

   AST PIMCO Total Return Bond
   2010.................   33     12.24 - 12.60        408        1.58        1.15 - 2.00       5.60 -   6.49
   2009.................   35     11.59 - 11.83        412        2.67        1.15 - 2.00      14.24 -  15.20
   2008.................   19     10.15 - 10.27        190        4.65        1.15 - 2.00      -4.18 -  -3.37
   2007 (ch)............    6     10.56 - 10.64         67        6.10        1.00 - 2.65       5.62 -   6.36

   AST Preservation Asset Allocation
   2010.................  779     10.34 - 10.86      8,337        1.37        1.15 - 2.60       7.77 -   9.31
   2009.................  895      9.60 -  9.94      8,805        1.46        1.15 - 2.60      16.99 -  18.67
   2008.................  556      8.20 -  8.37      4,624        0.97        1.15 - 2.60     -21.53 - -20.40
   2007 (ch)............   46     10.45 - 10.52        481        0.37        1.00 - 2.65       4.52 -   5.25

   AST QMA US Equity Alpha
   2010.................    4      7.95 -  8.11         29        0.61        1.15 - 1.75      13.07 -  13.74
   2009.................    4      7.03 -  7.13         29        2.91        1.15 - 1.75      19.72 -  20.43
   2008.................   12      5.89 -  5.92         71        5.87        1.15 - 1.50     -39.62 - -39.41
   2007 (ch)............    1      9.71 -  9.78         12       10.78        1.00 - 2.65      -2.91 -  -2.23

   AST Schroders Multi-Asset World Strategies
   2010.................   82      9.56 - 10.03        813        0.66        1.15 - 2.60       8.98 -  10.54
   2009.................   89      8.77 -  9.08        797        1.87        1.15 - 2.60      24.18 -  25.96
   2008.................   43      7.06 -  7.21        305        2.17        1.15 - 2.60     -31.96 - -30.99
   2007 (ch)............   13     10.38 - 10.45        135        3.18        1.00 - 2.65       3.76 -   4.49

   AST Small-Cap Growth
   2010.................   <1     11.22 - 11.35          3        0.21        1.15 - 1.50      34.40 -  34.86
   2009.................   <1      8.35 -  8.42          2        0.05        1.15 - 1.50      31.93 -  32.38
   2008.................  < 1      6.33 -  6.33          1        0.00        1.50 - 1.50     -35.96 - -35.96

   AST Small-Cap Value
   2010.................    3     10.01 - 10.30         34        0.42        1.15 - 2.00      23.52 -  24.56
   2009.................    3      8.10 -  8.27         28        1.29        1.15 - 2.00      24.51 -  25.56
   2008.................    4      6.51 -  6.58         26        1.90        1.15 - 2.00     -31.10 - -30.52
   2007 (ch)............    2      9.42 -  9.48         22        1.62        1.00 - 2.65      -5.84 -  -5.18

--------
(ch)For the period beginning July 30, 2007 and ending December 31, 2007
(cj)For the period beginning July 21, 2008 and ended December 31, 2008

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
  Sub-Accounts
  (continued):
   AST T. Rowe Price Asset Allocation
   2010.................  595    $ 9.65 - 10.13     $5,927       0.97%        1.15 - 2.60%      8.71 -  10.27%
   2009.................  572      8.88 -  9.19      5,192       2.23         1.15 - 2.60      20.99 -  22.73
   2008.................  451      7.34 -  7.49      3,353       3.39         1.15 - 2.60     -27.82 - -26.79
   2007 (ch)............  276     10.16 - 10.23      2,811       1.66         1.00 - 2.65       1.62 -   2.33

   AST T. Rowe Price Global Bond
   2010.................    8     11.69 - 11.89         95       2.79         1.15 - 1.65       4.03 -   4.54
   2009.................   10     11.23 - 11.37        113       6.65         1.15 - 1.65      10.29 -  10.84
   2008.................    6     10.19 - 10.26         60       7.72         1.15 - 1.65      -4.02 - - 3.54
   2007 (ch)............    1     10.57 - 10.64          6       0.00         1.00 - 2.65       5.68 -   6.42

   AST T. Rowe Price Large-Cap Growth
   2010.................    3     10.18 - 10.30         33       0.00         1.15 - 1.50      14.10 -  14.49
   2009.................    4      8.92 -  9.00         39       0.00         1.15 - 1.50      51.10 -  51.62
   2008.................    4      5.91 -  5.93         22       0.43         1.15 - 1.50     -41.45 - -41.24
   2007 (ch)............    2     10.04 - 10.11         19       0.14         1.00 - 2.65       0.37 -   1.07

   AST T. Rowe Price Natural Resources
   2010.................   12      9.97 - 10.14        124       0.41         1.15 - 1.65      18.50 -  19.08
   2009.................   15      8.42 -  8.52        131       1.45         1.15 - 1.65      46.92 -  47.65
   2008.................   14      5.73 -  5.77         82       0.93         1.15 - 1.65     -50.80 - -50.56
   2007 (ch)............    4     11.59 - 11.67         44       0.80         1.00 - 2.65      15.93 -  16.74

   AST UBS Dynamic Alpha
   2010.................  378      9.64 - 10.13      3,766       0.42         1.15 - 2.60       4.60 -   6.10
   2009.................  361      9.22 -  9.55      3,404       0.87         1.15 - 2.60      18.92 -  20.63
   2008.................  269      7.75 -  7.91      2,115       0.40         1.15 - 2.60     -19.70 - -18.55
   2007 (ch)............  144      9.65 -  9.72      1,395       1.34         1.00 - 2.65      -3.46 -  -2.78

   AST Western Asset Core Plus Bond
   2009 (bv)............   --     10.36 - 10.70         --       0.00         1.00 - 2.95       6.98 -  10.52

   Franklin Templeton VIP Founding Funds Allocation
   2010.................  353      9.06 -  9.34      3,274       2.07         1.15 - 2.30       7.76 -   8.99
   2009.................  363      8.41 -  8.57      3,099       2.96         1.15 - 2.30      27.14 -  28.58
   2008 (ck)............  251      6.62 -  6.67      1,672       4.30         1.15 - 2.30     -34.36 - -33.86

--------
(bv)For the period beginning January 7, 2009 and ended December 31, 2009
(ch)For the period beginning July 30, 2007 and ending December 31, 2007
(ck)For the period beginning May 1, 2008 and ended December 31, 2008

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
  Sub-Accounts
  (continued):
   ProFund VP Financials
   2010.................   < 1    $6.54 -  6.54    $     1       0.00%        1.50 - 1.50%     -34.64 -  9.29%
   2009 (bw)............    --     6.03 - 12.81         --       0.00         1.00 - 2.90       13.87 - 28.14

   ProFund VP Health Care
   2010.................   < 1     9.96 -  9.96          0       0.00         1.50 - 1.50        1.32 -  1.32
   2009 (bw)............     0     9.83 -  9.83          0       0.00         1.50 - 1.50       17.79 - 17.79

   ProFund VP Large-Cap Value
   2009 (bx)............    28     7.32 -  7.32        208       2.30         2.10 - 2.10       17.01 - 17.01

   ProFund VP Mid-Cap Value
   2010.................   < 1     9.90 -  9.90          4       0.30         1.50 - 1.50       18.67 - 18.67
   2009 (bw)............   < 1     8.34 -  8.34          4       1.97         1.50 - 1.50       28.94 - 28.94

   ProFund VP Telecommunications
   2010.................   < 1     8.77 -  8.77          1       5.13         1.50 - 1.50       13.97 - 13.97
   2009 (bw)............     0     7.69 -  7.69          0       9.52         1.50 - 1.50        5.73 -  5.73

   ProFund VP Utilities
   2010.................     5     8.23 -  8.23         44       3.05         1.50 - 1.50        4.38 -  4.38
   2009 (by)............     4     7.88 -  7.88         29       6.68         1.50 - 1.50        9.10 -  9.10

Investments in the
  Alliance Bernstein
  Variable Product
  Series Fund
  Sub-Accounts:
   AllianceBernstein VPS Growth
   2010................. 2,946     7.33 - 12.82     27,158       0.05         0.70 - 2.59      11.82 -  13.99
   2009................. 3,442     6.43 - 11.47     28,380       0.00         0.70 - 2.59      29.43 -  31.94
   2008................. 3,866     4.87 -  8.86     24,187       0.00         0.70 - 2.59     -44.09 - -43.00
   2007................. 5,068     8.55 - 15.84     55,665       0.00         0.70 - 2.59       9.73 -  11.87
   2006................. 6,256     7.64 - 14.44     59,865       0.00         0.70 - 2.59      -3.79 -  -1.93

--------
(bw)For the period beginning February 27, 2009 and ended December 31, 2009
(bx)For the period beginning July 10, 2009 and ended December 31, 2009
(by)For the period beginning March 06, 2009 and ended December 31, 2009

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------

Investments in the
  Alliance Bernstein
  Variable Product
  Series Fund
  Sub-Accounts
  (continued):
   AllianceBernstein VPS Growth & Income
   2010..............  6,809  $11.67 - 12.94    $ 73,511      0.00%        0.70 - 2.59%      9.88 -  12.01%
   2009..............  7,866   10.62 - 11.55      76,440      3.38         0.70 - 2.59      17.23 -  19.51
   2008..............  9,098    9.06 -  9.67      74,598      1.74         0.70 - 2.59     -42.23 - -41.11
   2007.............. 11,800   15.68 - 16.42     165,771      1.25         0.70 - 2.59       2.13 -   4.12
   2006.............. 14,983   15.35 - 15.77     203,750      1.12         0.70 - 2.59      13.96 -  16.17

   AllianceBernstein VPS International Value
   2010..............  2,052    9.66 - 10.42      20,934      2.49         1.29 - 2.59       1.60 -   2.95
   2009..............  2,299    9.51 - 10.12      22,857      1.01         1.29 - 2.59      30.88 -  32.63
   2008..............  2,726    7.27 -  7.63      20,509      0.91         1.29 - 2.59     -54.50 - -53.89
   2007..............  2,617   15.97 - 16.54      42,873      1.07         1.29 - 2.59       2.83 -   4.21
   2006..............  2,631   15.53 - 15.88      41,513      1.29         1.29 - 2.59      31.63 -  33.38

   AllianceBernstein VPS Large Cap Growth
   2010..............  2,884    7.28 - 12.09      20,929      0.26         0.70 - 2.59       6.99 -   9.07
   2009..............  3,398    6.68 - 11.30      22,723      0.00         0.70 - 2.59      33.56 -  36.15
   2008..............  3,924    4.91 -  8.46      19,367      0.00         0.70 - 2.59     -41.38 - -40.24
   2007..............  4,753    8.21 - 14.43      39,213      0.00         0.70 - 2.59      10.66 -  12.82
   2006..............  6,022    7.28 - 13.04      44,053      0.00         0.70 - 2.59      -3.21 -  -1.33

   AllianceBernstein VPS Small/Mid Cap Value
   2010..............  1,263   19.22 - 21.28      26,112      0.27         1.29 - 2.59      23.31 -  24.96
   2009..............  1,511   15.59 - 17.03      25,089      0.79         1.29 - 2.59      38.96 -  40.82
   2008..............  1,815   11.22 - 12.09      21,471      0.47         1.29 - 2.59     -37.42 - -36.58
   2007..............  2,375   17.92 - 19.07      44,404      0.76         1.29 - 2.59      -1.12 -   0.21
   2006..............  2,636   18.13 - 19.03      49,368      0.23         1.29 - 2.59      11.25 -  12.73

   AllianceBernstein VPS Utility Income
   2009 (bz).........     --      N/A -  N/A          --      5.56         1.29 - 2.59       7.29 -   8.34
   2008..............    424    9.59 - 10.06       4,191      2.95         1.29 - 2.59     -38.40 - -37.57
   2007..............    519   15.56 - 16.12       8,265      2.05         1.29 - 2.59      18.87 -  20.46
   2006..............    460   13.09 - 13.38       6,119      2.45         1.29 - 2.59      30.91 -  33.83

--------
(bz) For the period beginning January 1, 2009 and ended September 25, 2009

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------

Investments in the
  Alliance Bernstein
  Variable Product
  Series Fund
  Sub-Accounts
  (continued):
   AllianceBernstein VPS Value
   2010................  231    $ 8.63 -  9.30     $2,098       1.78%        1.29 - 2.59%      8.54 -   9.98%
   2009................  272      7.95 -  8.46      2,258       3.09         1.29 - 2.59      17.90 -  19.48
   2008................  274      6.74 -  7.08      1,914       2.24         1.29 - 2.59     -42.55 - -41.78
   2007................  311     11.73 - 12.16      3,747       1.20         1.29 - 2.59      -6.66 -  -5.41
   2006................  362     12.57 - 12.85      4,624       1.04         1.29 - 2.59      17.90 -  19.47

Investments in the
  American Century
  Variable Portfolios,
  Inc. Sub-Accounts:
   American Century VP Balanced
   2010................    1     15.47 - 15.47         11       1.30         1.45 - 1.45      10.03 -  10.03
   2009................    1     14.06 - 14.06         20       5.12         1.45 - 1.45      13.82 -  13.82
   2008................    1     12.35 - 12.35         18       2.65         1.45 - 1.45     -21.48 - -21.48
   2007................    2     15.73 - 15.73         24       2.84         1.45 - 1.45       3.42 -   3.42
   2006................    3     15.21 - 15.36         50       2.24         1.35 - 1.45       8.05 -   8.15

   American Century VP International
   2010 (b)............  < 1     15.18 - 15.18          5       4.08         1.45 - 1.45      11.66 -  11.66

Investments in the
  Dreyfus Socially
  Responsible Growth
  Fund, Inc.
  Sub-Account:
   Dreyfus Socially Responsible Growth Fund
   2010................    2      8.39 - 10.21         18       0.65         1.15 - 1.60      12.98 -  13.50
   2009................    3      5.71 -  8.99         25       0.91         1.15 - 1.65      31.57 -  32.23
   2008................    3      4.34 -  6.80         20       1.11         1.15 - 1.65     -35.50 - -35.18
   2007................   17      6.73 - 10.49        159       0.63         1.15 - 1.65       6.01 -   6.55
   2006................   26      6.35 -  9.85        233       0.11         1.15 - 1.65       7.42 -   7.96

--------
(b)For the period beginning January 27, 2010 and ended December 31, 2010

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Dreyfus Stock Index
  Fund Sub-Account:
   Dreyfus Stock Index Fund
   2010................   42    $ 9.76 - 11.65     $  472       1.80%        1.15 - 1.85%     12.72 -  13.53%
   2009................   53      8.66 - 10.26        527       1.91         1.15 - 1.85      24.00 -  24.89
   2008................   73      6.98 -  8.22        565       1.97         1.15 - 1.85     -38.31 - -37.86
   2007................  104     11.31 - 13.23      1,291       1.71         1.15 - 1.85       3.30 -   4.05
   2006................  126     10.95 - 12.71      1,494       1.63         1.15 - 1.85      13.37 -  14.18

Investments in the
  Dreyfus Variable
  Investment Fund
  Sub-Accounts:
   VIF Growth & Income
   2010................   11     10.53 - 11.81        126       1.13         1.15 - 2.00      16.24 -  17.25
   2009................   13      9.06 - 10.07        122       1.23         1.15 - 2.00      26.21 -  27.31
   2008................   16      6.22 -  7.91        120       0.65         1.15 - 1.85     -41.52 - -41.09
   2007................   17     10.63 - 13.43        223       0.74         1.15 - 1.85       6.43 -   7.20
   2006................   27      9.99 - 12.53        318       0.71         1.15 - 1.85      12.40 -  13.21

   VIF Money Market
   2010................   65     10.16 - 12.04        703       0.01         1.15 - 1.85      -1.84 -  -1.13
   2009................   97     10.35 - 12.18      1,064       0.17         1.15 - 1.85      -1.72 -  -1.02
   2008................  156     10.53 - 12.30      1,737       2.07         1.15 - 1.85       0.65 -   1.37
   2007................   71     10.46 - 12.13        773       4.85         1.15 - 1.85       2.92 -   3.66
   2006................   75     10.16 - 11.71        803       4.33         1.15 - 1.85       2.66 -   3.40

Investments in the DWS
  Variable Series I
  Sub-Accounts:
   DWS Bond VIP A
   2010................   38     13.72 - 13.88        526       4.42         0.70 - 0.80       5.94 -   6.04
   2009................   40     12.95 - 13.09        524       8.01         0.70 - 0.80       9.19 -   9.30
   2008................   39     11.86 - 11.98        469       5.89         0.70 - 0.80     -17.44 - -17.35
   2007................   56     14.36 - 14.49        916       4.16         0.70 - 0.80       3.34 -   3.44
   2006................   57     13.90 - 14.01        799       4.01         0.70 - 0.80       3.88 -   3.98

   DWS Capital Growth VIP A
   2010................   95     12.25 - 12.40      1,169       0.90         0.70 - 0.80      15.77 -  15.89
   2009................  119     10.58 - 10.70      1,268       1.26         0.70 - 0.80      25.85 -  25.98
   2008................  122      8.41 -  8.49      1,032       1.14         0.70 - 0.80     -33.52 - -33.45
   2007................  133     12.65 - 12.76      1,694       0.58         0.70 - 0.80      11.69 -  11.80
   2006................  156     11.32 - 11.41      1,779       0.63         0.70 - 0.80       7.66 -   7.77

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the DWS
  Variable Series I
  Sub-Accounts
  (continued):
   DWS Global Opportunities VIP A
   2010................   42    $25.49 - 25.81     $1,091       0.43%        0.70 - 0.80%     25.63 -  25.75%
   2009................   54     20.29 - 20.52      1,100       1.61         0.70 - 0.80      47.02 -  47.17
   2008................   54     13.80 - 13.94        755       0.29         0.70 - 0.80    - 50.37 - -50.32
   2007................   62     27.81 - 28.07      1,728       1.19         0.70 - 0.80       8.45 -   8.56
   2006................   70     25.64 - 25.85      1,799       1.06         0.70 - 0.80      21.10 -  21.23

   DWS Growth and Income VIP A
   2010................   40     10.43 - 10.56        419       1.66         0.70 - 0.80      13.48 -  13.60
   2009................   51      9.19 -  9.30        472       2.02         0.70 - 0.80      33.07 -  33.21
   2008................   56      6.91 -  6.98        387       2.10         0.70 - 0.80     -38.81 - -38.74
   2007................   56     11.29 - 11.39        635       1.56         0.70 - 0.80       0.54 -   0.64
   2006................  110     11.23 - 11.32      1,240       0.92         0.70 - 0.80      12.72 -  12.83

   DWS International VIP A
   2010................   34     11.28 - 11.42        385       2.31         0.70 - 0.80       0.81 -   0.91
   2009................   46     11.19 - 11.32        524       4.25         0.70 - 0.80      32.45 -  32.58
   2008................   49      8.45 -  8.54        415       1.59         0.70 - 0.80     -48.63 - -48.58
   2007................   53     16.45 - 16.60        877       2.32         0.70 - 0.80      13.67 -  13.78
   2006................   56     14.47 - 14.59        815       2.00         0.70 - 0.80      24.91 -  25.03

Investments in the
  DWS Variable
  Series II Sub-Accounts:
   DWS Balanced VIP A II
   2010................  122     11.78 - 11.85      1,442       3.00         0.70 - 0.80      10.34 -  10.45
   2009................  149     10.67 - 10.73      1,601       3.59         0.70 - 0.80      22.44 -  22.57
   2008................  155      8.72 -  8.75      1,352       4.15         0.70 - 0.80     -27.91 - -27.84
   2007................  169     12.09 - 12.13      2,051       3.22         0.70 - 0.80       4.00 -   4.10
   2006................  179     11.63 - 11.65      2,090       2.62         0.70 - 0.80       9.36 -   9.47

   DWS Money Market VIP A II
   2010................   34     10.54 - 10.59        355       0.01         0.70 - 0.80      -0.79 -  -0.69
   2009................   56     10.62 - 10.66        596       0.45         0.70 - 0.80      -0.47 -  -0.37
   2008................   87     10.67 - 10.70        935       2.62         0.70 - 0.80       1.83 -   1.93
   2007................   98     10.48 - 10.50      1,033       4.98         0.70 - 0.80       4.16 -   4.27
   2006................  101     10.06 - 10.07      1,013       1.27         0.70 - 0.80       0.64 -   0.66

   DWS Small Cap Growth VIP A II
   2010................   32     11.45 - 11.51        368       0.00         0.70 - 0.80      28.41 -  28.53
   2009................   39      8.91 -  8.96        347       0.00         0.70 - 0.80      39.48 -  39.62
   2008................   39      6.39 -  6.42        251       0.00         0.70 - 0.80     -49.91 - -49.86
   2007................   36     12.76 - 12.79        465       0.00         0.70 - 0.80       5.35 -   5.45
   2006 (cl)...........   47     12.11 - 12.13        576       0.00         0.70 - 0.80       4.43 -   4.53

--------
(cl)For the period beginning November 3, 2006, and ending December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Federated Insurance Series
  Sub-Account:
   Federated Prime Money Fund II
   2010...............   917   $10.16 - 11.64    $11,242       0.00%        1.15 - 1.85%     -1.85 -  -1.14%
   2009............... 1,287    10.35 - 11.77     15,995       0.41         1.15 - 1.85      -1.41 -  -0.70
   2008...............   628    10.50 - 11.85      7,592       2.60         1.15 - 1.85       0.66 -   1.38
   2007...............   894    10.43 - 11.69     10,661       5.74         1.15 - 1.85       2.84 -   3.58
   2006...............   528    10.14 - 11.29      5,996       4.39         1.15 - 1.85       2.60 -   3.33

Investments in the
  Fidelity Variable Insurance Products
  Fund Sub-Accounts:
   VIP Contrafund
   2010...............   417    14.86 - 19.54      6,552       1.11         1.15 - 1.65      15.30 -  15.88
   2009...............   526    12.89 - 16.86      7,153       1.28         1.15 - 1.65      33.49 -  34.16
   2008...............   630     9.65 - 12.57      6,435       0.90         1.15 - 1.65     -43.46 - -43.17
   2007...............   793    17.07 - 22.12     14,275       0.87         1.15 - 1.65      15.66 -  16.24
   2006...............   988    12.89 - 19.03     15,497       1.27         1.15 - 1.65       9.89 -  10.44

   VIP Equity-Income
   2010...............    86    11.26 - 13.42      1,087       1.64         1.15 - 1.65      13.27 -  13.83
   2009...............   109     9.94 - 11.79      1,225       2.22         1.15 - 1.65      28.08 -  28.72
   2008...............   109     7.76 -  9.16        960       1.94         1.15 - 1.65     -43.60 - -43.31
   2007...............   179    13.76 - 16.15      2,782       1.54         1.15 - 1.65      -0.14 -   0.36
   2006...............   267    13.78 - 16.09      4,159       3.28         1.15 - 1.65      18.23 -  18.82

   VIP Growth
   2010...............   384     8.79 - 11.40      3,521       0.25         1.15 - 1.65      22.14 -  22.75
   2009...............   460     7.19 -  9.29      3,486       0.41         1.15 - 1.65      26.19 -  26.82
   2008...............   540     5.70 -  7.32      3,264       0.78         1.15 - 1.65     -48.03 - -47.77
   2007...............   643    10.97 - 14.02      7,458       0.84         1.15 - 1.65      24.88 -  25.51
   2006...............   827     8.78 - 11.17      7,662       0.42         1.15 - 1.65       5.11 -   5.63

   VIP High Income
   2010...............    98    12.94 - 14.01      1,259       7.33         1.15 - 1.65      11.96 -  12.52
   2009...............   115    11.56 - 12.45      1,314       7.37         1.15 - 1.65      41.60 -  42.31
   2008...............   156     8.16 -  8.75      1,263       7.45         1.15 - 1.65     -26.21 - -25.84
   2007...............   233    11.06 - 11.80      2,567       7.51         1.15 - 1.65       1.10 -   1.60
   2006...............   298    10.94 - 11.61      3,249       6.94         1.15 - 1.65       9.42 -   9.97

   VIP Index 500
   2010...............   536     9.28 -  9.61      5,108       1.80         1.15 - 1.65      13.14 -  13.71
   2009...............   622     8.16 -  8.49      5,253       2.40         1.15 - 1.65      24.53 -  25.16
   2008...............   690     6.52 -  6.82      4,707       1.93         1.15 - 1.65     -38.03 - -37.72
   2007...............   904    10.47 - 11.01      9,912       3.62         1.15 - 1.65       3.70 -   4.23
   2006............... 1,120    10.05 - 10.61     11,743       1.82         1.15 - 1.65      13.84 -  14.41

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund Sub-Accounts
  (continued):
   VIP Investment Grade Bond
   2010..................   121   $16.46 - 17.23    $  2,071      3.33%        1.25 - 1.65%      6.04 -   6.47%
   2009..................   147    15.53 - 16.19       2,376      8.84         1.25 - 1.65      13.83 -  14.29
   2008..................   184    13.64 - 14.16       2,600      4.51         1.25 - 1.65      -4.83 -  -4.45
   2007..................   234    14.33 - 14.82       3,460      4.47         1.25 - 1.65       2.63 -   3.04
   2006..................   286    13.97 - 14.39       4,096      4.24         1.25 - 1.65       2.65 -   3.06

   VIP Overseas
   2010..................   128    10.14 - 11.91       1,479      1.30         1.15 - 1.65      11.82 -  32.53
   2009..................   143     8.98 -  9.07       1,486      1.93         1.15 - 1.65      24.46 -  25.08
   2008..................   172     7.22 -  7.25       1,437      2.21         1.15 - 1.65     -44.73 - -44.45
   2007..................   241    13.05 - 15.56       3,642      3.37         1.15 - 1.65      15.38 -  15.96
   2006..................   287    11.25 - 13.48       3,724      0.89         1.15 - 1.65      16.15 -  16.73

Investments in the
  Fidelity Variable
  Insurance Products
  Fund (Service Class 2)
  Sub-Accounts:
   VIP Asset Manager Growth (Service Class 2)
   2010..................     8    11.57 - 11.86          95      0.77         1.35 - 1.60      14.17 -  14.46
   2009..................     9    10.14 - 10.36          88      1.57         1.35 - 1.60      30.29 -  30.62
   2008..................     5     7.93 -  7.93          40      1.75         1.35 - 1.35     -36.81 - -36.81
   2007..................     5    12.55 - 12.55          66      3.65         1.35 - 1.35      16.99 -  16.99
   2006..................     6    10.58 - 10.73          63      1.52         1.35 - 1.60       5.02 -   5.29

   VIP Contrafund (Service Class 2)
   2010.................. 6,781    10.40 - 12.29      77,662      0.94         1.29 - 2.59      13.90 -  15.42
   2009.................. 7,788     9.01 - 10.79      77,547      1.12         1.29 - 2.59      31.96 -  33.72
   2008.................. 8,276     8.18 -  8.59      62,220      0.84         1.29 - 2.59     -44.18 - -43.43
   2007.................. 8,137    11.91 - 14.65     110,027      0.83         1.29 - 2.59      14.25 -  15.78
   2006.................. 6,413    10.29 - 12.82      77,840      1.11         1.29 - 2.59       2.91 -   8.55

   VIP Equity-Income (Service Class 2)
   2010..................    84    10.87 - 11.62         908      1.42         1.35 - 2.00      12.62 -  13.37
   2009..................   106     9.59 - 10.32       1,018      1.75         1.35 - 2.00      27.29 -  28.13
   2008..................   151     7.49 -  8.10       1,130      1.67         1.35 - 2.00     -43.96 - -43.59
   2007..................   271    13.27 - 14.46       3,575      1.60         1.35 - 2.00      -0.76 -  -0.10
   2006..................   300    13.28 - 14.57       3,979      2.94         1.35 - 2.00      17.54 -  18.31

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund (Service Class 2)
  Sub-Accounts
  (continued):
   VIP Freedom 2010 Portfolio (Service Class 2)
   2010..................   834   $10.61 - 11.26    $ 9,258       1.83%        1.29 - 2.54%      9.69 -  11.09%
   2009..................   969     9.67 - 10.14      9,706       3.65         1.29 - 2.54      20.81 -  22.36
   2008.................. 1,046     8.03 -  8.29      8,586       3.77         1.29 - 2.44     -27.00 - -26.13
   2007..................   566    11.04 - 11.22      6,320       2.89         1.29 - 2.24       5.98 -   7.02
   2006 (cm).............   328    10.42 - 10.48      3,433       2.90         1.29 - 2.24       4.15 -   4.83

   VIP Freedom 2020 Portfolio (Service Class 2)
   2010..................   671    10.33 - 10.84      7,168       1.83         1.29 - 2.29      11.71 -  12.85
   2009..................   775     9.25 -  9.60      7,366       3.23         1.29 - 2.29      25.60 -  26.89
   2008..................   724     7.39 -  7.57      5,433       2.80         1.29 - 2.19     -34.27 - -33.67
   2007..................   581    11.28 - 11.41      6,602       2.88         1.29 - 1.99       7.77 -   8.84
   2006 (cm).............   198    10.46 - 10.51      2,075       2.67         1.29 - 1.99       4.63 -   5.13

   VIP Freedom 2030 Portfolio (Service Class 2)
   2010..................   346    10.14 - 10.43      3,560       1.84         1.29 - 1.89      13.70 -  14.40
   2009..................   318     8.85 -  9.12      2,867       2.12         1.29 - 2.09      28.44 -  29.49
   2008..................   284     6.93 -  7.04      1,987       2.69         1.29 - 1.89     -39.34 - -38.97
   2007..................   194    11.42 - 11.54      2,226       2.46         1.29 - 1.89       8.97 -   9.64
   2006 (cm).............   109    10.48 - 10.52      1,146       2.56         1.29 - 1.89       4.79 -   5.22

   VIP Freedom Income Portfolio (Service Class 2)
   2010..................   285    10.92 - 11.45      3,213       1.52         1.29 - 2.29       4.80 -   5.87
   2009..................   345    10.42 - 10.82      3,692       3.70         1.29 - 2.29      12.01 -  13.16
   2008..................   275     9.40 -  9.56      2,616       4.16         1.29 - 1.89     -12.39 - -11.86
   2007..................   179    10.73 - 10.84      1,936       5.64         1.29 - 1.89       3.90 -   4.54
   2006 (cm).............    54    10.33 - 10.37        561       5.44         1.29 - 1.89       3.31 -   3.73

   VIP Growth & Income (Service Class 2)
   2010..................   903    10.31 - 11.11      9,825       0.45         1.29 - 2.59      11.58 -  13.07
   2009.................. 1,061     9.24 -  9.83     10,243       0.84         1.29 - 2.59      23.73 -  25.38
   2008.................. 1,138     7.47 -  7.84      8,791       0.99         1.29 - 2.59     -43.41 - -42.65
   2007.................. 1,126    13.19 - 13.67     15,234       1.45         1.29 - 2.59       8.95 -  10.41
   2006.................. 1,180    12.11 - 12.38     14,521       0.53         1.29 - 2.59       9.94 -  11.40

--------
(cm)For the period beginning May 1, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund (Service Class 2)
  Sub-Accounts
  (continued):
   VIP Growth (Service Class 2)
   2010..................   27    $ 8.29 -  8.70    $   235       0.03%        1.35 - 1.85%     21.57 -  22.19%
   2009..................   35      6.82 -  7.12        250       0.15         1.35 - 1.85      25.60 -  26.24
   2008..................   63      5.43 -  5.64        359       0.61         1.35 - 1.85     -48.29 - -48.02
   2007..................   66     10.49 - 10.86        722       0.40         1.35 - 1.85      24.30 -  24.94
   2006..................   75      8.44 -  8.69        654       0.17         1.35 - 1.85       4.61 -   5.14

   VIP Growth Stock (Service Class 2)
   2010..................  233     10.33 - 10.83      2,481       0.00         1.29 - 2.29      17.03 -  18.22
   2009..................  176      8.83 -  9.16      1,594       0.05         1.29 - 2.29      41.12 -  42.56
   2008..................  187      6.25 -  6.43      1,192       0.00         1.29 - 2.29     -46.04 - -45.49
   2007..................  147     11.67 - 11.79      1,724       0.00         1.29 - 1.89      19.99 -  20.73
   2006 (cm).............   47      9.73 -  9.77        456       0.00         1.29 - 1.89      -2.74 -  -2.34

   VIP High Income (Service Class 2)
   2010..................  561     12.79 - 13.67      7,633       7.13         1.29 - 2.44       10.90 - 12.21
   2009..................  669     11.54 - 12.19      8,136       7.88         1.29 - 2.44      39.97 -  41.61
   2008..................  785      8.24 -  8.61      6,771       8.10         1.29 - 2.44     -26.97 - -26.11
   2007..................  964     11.29 - 11.65     11,264       8.39         1.29 - 2.44       0.03 -   1.21
   2006..................  950     11.28 - 11.51     11,001       9.54         1.29 - 2.44       8.32 -   9.60

   VIP Index 500 (Service Class 2)
   2010..................  757      9.34 -  9.86      7,385       1.58         1.29 - 2.44      11.93 -  13.25
   2009..................  873      8.34 -  8.71      7,544       2.27         1.29 - 2.44      23.22 -  24.67
   2008..................  871      6.77 -  6.98      6,059       2.16         1.29 - 2.44     -38.70 - -37.97
   2007..................  805     11.04 - 11.26      9,066       3.44         1.29 - 2.44       2.60 -   3.82
   2006..................  358     10.76 - 10.85      3,927       0.99         1.29 - 2.44       7.61 -   8.46

   VIP Investment Grade Bond (Service Class 2)
   2010..................  < 1     13.84 - 13.84          1       3.47         1.50 - 1.50       5.93 -   5.93
   2009..................  < 1     13.06 - 13.06          1       9.98         1.50 - 1.50      13.74 -  13.74
   2008..................  < 1     11.48 - 11.48          7       5.56         1.50 - 1.50      -4.91 -  -4.91
   2007..................    1     12.08 - 12.08         18       4.44         1.50 - 1.50       2.51 -   2.51
   2006..................    2     11.78 - 11.78         21       3.44         1.50 - 1.50       2.58 -   2.58

--------
(cm)For the period beginning May 1, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund (Service Class 2)
  Sub-Accounts
  (continued):
   VIP Mid Cap (Service Class 2)
   2010.................. 1,728   $11.76 - 14.84    $23,239       0.12%        1.29 - 2.59%     25.25 -  26.91%
   2009.................. 1,917     9.27 - 11.85     20,438       0.44         1.29 - 2.59      36.13 -  37.95
   2008.................. 2,113     8.70 -  9.14     16,457       0.25         1.29 - 2.59     -41.17 - -40.39
   2007.................. 2,415    11.27 - 14.80     32,122       0.51         1.29 - 2.59      12.34 -  13.84
   2006.................. 1,846    13.17 - 13.47     22,815       0.11         1.29 - 2.59      10.96 -  31.72

   VIP Money Market (Service Class 2)
   2010.................. 1,777     9.88 -  9.90     18,304       0.01         1.25 - 2.59      -2.52 -  -1.17
   2009.................. 2,328    10.00 - 10.16     24,330       0.50         1.25 - 2.59      -2.13 -  -0.04
   2008.................. 2,544    10.38 - 10.76     27,082       2.16         1.29 - 2.59       0.11 -   1.44
   2007..................   915    10.41 - 10.60      9,648       3.91         1.29 - 2.39       2.44 -   3.60
   2006 (cm)............. 1,088    10.16 - 10.23     11,107       2.58         1.29 - 2.39       1.58 -   2.35

   VIP Overseas (Service Class 2)
   2010..................     4    11.42 - 11.99         55       0.77         1.35 - 1.85      10.74 -  11.31
   2009..................     9    10.31 - 10.78         98       1.36         1.35 - 1.85      23.89 -  24.52
   2008..................    17     8.32 -  8.65        149       3.22         1.35 - 1.85     -45.00 - -44.72
   2007..................    11    15.13 - 15.65        182       3.04         1.35 - 1.85      14.88 -  15.46
   2006..................     9    13.17 - 13.56        135       0.51         1.35 - 1.85      16.19 -  31.73

Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust
  Sub-Accounts:
   Franklin Flex Cap Growth Securities
   2010..................   344    11.68 - 12.59      4,240       0.00         1.29 - 2.59      13.19 -  14.70
   2009..................   397    10.32 - 10.98      4,282       0.00         1.29 - 2.59      29.53 -  31.25
   2008..................   437     7.97 -  8.36      3,600       0.12         1.29 - 2.59     -36.99 - -36.15
   2007..................   428    12.64 - 13.10      5,546       0.13         1.29 - 2.59      11.35 -  12.84
   2006..................   410    11.35 - 11.61      4,725       0.01         1.29 - 2.59       3.85 -  13.54

   Franklin Growth and Income Securities
   2010.................. 3,006    13.51 - 15.17     44,508       3.52         1.29 - 2.69      13.54 -  15.17
   2009.................. 3,531    11.89 - 13.17     45,548       4.62         1.29 - 2.69      23.15 -  24.92
   2008.................. 4,023     9.66 - 10.54     41,666       3.28         1.29 - 2.69     -36.89 - -35.98
   2007.................. 4,938    15.30 - 16.47     80,067       2.34         1.29 - 2.69      -6.31 -  -4.96
   2006.................. 5,458    16.34 - 17.33     93,369       2.40         1.29 - 2.69      13.62 -  15.25

--------
(cm)For the period beginning May 1, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                     FOR THE YEAR ENDED DECEMBER 31,
                        ------------------------------------ ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS      UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S)  LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------  ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust
  Sub-Accounts
  (continued):
   Franklin High Income Securities
   2010................    893   $13.04 - 14.26    $ 12,422      6.47%        1.28 - 2.59%     10.33 -  11.82%
   2009................    908    11.82 - 12.76      11,343      6.81         1.28 - 2.59      39.00 -  40.88
   2008................    850     8.57 -  9.06       7,572      9.95         1.28 - 2.44     -25.25 - -24.35
   2007................  1,006    11.46 - 11.97      11,886      6.29         1.28 - 2.44       0.20 -   1.40
   2006................  1,172    11.44 - 11.80      13,689      6.41         1.28 - 2.44       6.70 -   7.98

   Franklin Income Securities
   2010................ 14,345    12.78 - 13.97     196,462      6.57         1.28 - 2.59       9.76 -  11.24
   2009................ 16,850    11.64 - 12.56     207,946      7.91         1.28 - 2.59      32.09 -  33.87
   2008................ 19,065     8.81 -  9.38     176,274      5.71         1.28 - 2.59     -31.48 - -30.55
   2007................ 23,607    12.86 - 13.51     315,068      3.56         1.28 - 2.59       1.06 -   2.43
   2006................ 20,822    12.73 - 13.19     272,191      3.26         1.28 - 2.59      15.19 -  16.74

   Franklin Large Cap Growth Securities
   2010................  4,420    10.19 - 10.99      47,797      0.79         1.29 - 2.49       8.81 -  10.15
   2009................  5,184     9.36 -  9.98      51,013      1.35         1.29 - 2.49      26.50 -  28.06
   2008................  5,906     7.40 -  7.79      45,512      1.33         1.29 - 2.49     -36.16 - -35.37
   2007................  6,664    11.57 - 12.06      79,677      0.79         1.29 - 2.54       3.52 -   4.85
   2006................  5,670    11.18 - 11.50      64,820      0.76         1.29 - 2.54       9.47 -  11.79

   Franklin Small Cap Value Securities
   2010................  2,038    13.49 - 20.31      42,888      0.72         1.28 - 2.69      24.78 -  26.59
   2009................  2,387    10.66 - 16.28      40,027      1.60         1.28 - 2.69      25.68 -  27.51
   2008................  2,695     8.36 - 12.95      35,580      1.18         1.28 - 2.69     -34.82 - -33.87
   2007................  3,302    12.64 - 19.87      66,006      0.68         1.28 - 2.69      -5.02 -  -3.63
   2006................  3,842    13.12 - 20.92      78,437      0.66         1.28 - 2.69      13.84 -  15.50

   Franklin Small Mid-Cap Growth Securities
   2010................    125    19.47 - 23.08       2,427      0.00         1.15 - 2.34      24.50 -  26.17
   2009................    151    15.62 - 18.29       2,308      0.00         1.15 - 2.34      40.22 -  41.93
   2008................    158    11.14 - 12.89       1,742      0.00         1.15 - 2.34     -43.84 - -43.15
   2007................    183    19.84 - 22.67       3,480      0.00         1.15 - 2.34       8.62 -   9.96
   2006................    215    18.26 - 20.62       3,789      0.00         1.15 - 2.34       6.16 -   7.45

   Franklin U.S. Government
   2010................  2,990    11.46 - 12.60      36,872      3.27         1.29 - 2.69       2.45 -   3.93
   2009................  3,519    11.18 - 12.13      41,848      3.63         1.29 - 2.69       0.32 -   1.76
   2008................  3,759    11.15 - 11.92      44,053      5.07         1.29 - 2.69       4.70 -   6.20
   2007................  2,255    10.65 - 11.22      25,035      4.63         1.29 - 2.69       3.72 -   5.22
   2006................  1,941    10.27 - 10.66      20,542      4.27         1.29 - 2.69       1.23 -   2.68

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust
  Sub-Accounts
  (continued):
   Mutual Global Discovery Securities
   2010..............  2,064  $10.91 - 11.58    $ 25,013       1.26%       1.29 - 2.54%      9.12 -  10.51%
   2009..............  2,263    9.98 - 10.48      24,825       1.11        1.29 - 2.59      20.12 -  21.73
   2008..............  2,484    8.31 -  8.61      22,418       2.32        1.29 - 2.59     -30.31 - -29.38
   2007..............  2,548   11.93 - 12.19      32,766       1.53        1.29 - 2.54       8.99 -  10.40
   2006..............  1,515   10.95 - 13.85      18,246       0.68        1.29 - 2.54       9.47 -  21.47

   Mutual Shares Securities
   2010..............  7,794   13.95 - 19.98     109,831       1.53        1.15 - 2.69       8.21 -   9.92
   2009..............  9,119   12.90 - 18.17     117,555       1.83        1.15 - 2.69      22.66 -  24.61
   2008.............. 10,508   10.51 - 14.59     109,605       2.92        1.15 - 2.69     -38.80 - -37.83
   2007.............. 13,307   17.18 - 23.46     223,678       1.50        1.15 - 2.69       0.68 -   2.29
   2006.............. 13,386   17.06 - 22.93     219,784       1.27        1.15 - 2.69      15.21 -  17.03

   Templeton Developing Markets Securities
   2010..............    793   35.32 - 39.01      30,100       1.55        1.29 - 2.49      14.66 -  16.07
   2009..............    910   30.81 - 33.61      29,859       4.09        1.29 - 2.49      68.30 -  70.37
   2008..............  1,006   18.19 - 19.73      19,433       2.78        1.29 - 2.59     -53.93 - -53.32
   2007..............  1,213   27.76 - 39.48      50,314       2.27        1.15 - 2.59      25.43 -  27.31
   2006..............  1,202   21.81 - 31.48      39,374       1.08        1.15 - 2.59      24.78 -  26.63

   Templeton Foreign Securities
   2010..............  7,286   14.21 - 18.04     124,837       1.81        1.15 - 2.69       5.49 -   7.17
   2009..............  8,365   13.26 - 17.10     134,982       3.25        1.15 - 2.69      33.36 -  35.48
   2008..............  9,583    9.79 - 12.82     115,017       2.41        1.15 - 2.69     -41.98 - -41.06
   2007.............. 11,824   16.61 - 22.10     240,018       2.01        1.15 - 2.69      12.34 -  14.13
   2006.............. 11,793   14.55 - 19.68     206,971       1.24        1.15 - 2.69      18.19 -  20.06

   Templeton Global Bond Securities
   2010..............    113   21.69 - 30.92       2,772       1.44        1.15 - 2.69      11.68 -  13.14
   2009..............    131   19.42 - 27.33       2,855      13.65        1.15 - 2.39      15.85 -  17.33
   2008..............    152   16.76 - 23.30       2,867       3.98        1.15 - 2.39       3.67 -   4.99
   2007..............    199   16.17 - 22.19       3,587       2.92        1.15 - 2.39       8.34 -   9.73
   2006..............    219   14.92 - 20.22       3,600       3.13        1.15 - 2.39      10.08 -  11.48

   Templeton Growth Securities
   2010..............     85   11.27 - 16.47       1,320       1.28        1.15 - 1.85       5.41 -   6.17
   2009..............    106   10.69 - 15.51       1,542       2.84        1.15 - 1.85      28.68 -  29.60
   2008..............    122    8.31 - 11.97       1,369       1.70        1.15 - 1.85     -43.39 - -42.98
   2007..............    190   14.68 - 20.99       3,731       1.43        1.15 - 1.85       0.44 -   1.17
   2006..............    288   14.62 - 20.75       5,395       1.29        1.15 - 1.85      19.56 -  20.42

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Goldman Sachs
  Variable Insurance
  Trust Sub-Accounts:
   VIT Large Cap Value (c)
   2010...............   504   $ 9.83 - 10.60    $ 5,230       0.73%        1.29 - 2.59%      8.32 -   9.76%
   2009...............   617     9.07 -  9.65      5,856       1.74         1.29 - 2.59      15.25 -  16.79
   2008...............   623     7.87 -  8.27      5,075       1.81         1.29 - 2.59     -35.43 - -34.57
   2007...............   779    12.19 - 12.63      9,743       1.89         1.29 - 2.59      -2.35 -  -1.04
   2006...............   712    12.49 - 12.77      9,037       2.04         1.29 - 2.59      19.46 -  21.05

   VIT Mid Cap Value
   2010...............   405    12.45 - 13.42      5,352       0.63         1.29 - 2.59      21.77 -  23.39
   2009...............   485    10.22 - 10.88      5,208       1.72         1.29 - 2.59      29.70 -  31.43
   2008...............   539     7.88 -  8.27      4,412       0.98         1.29 - 2.59     -38.36 - -37.53
   2007...............   685    12.79 - 13.25      8,995       0.76         1.29 - 2.59      -0.02 -   1.32
   2006...............   789    12.79 - 13.07     10,255       1.04         1.29 - 2.59      13.16 -  14.67

   VIT Strategic International Equity
   2010...............   < 1     8.65 -  8.65          3       1.44         1.65 - 1.65       8.56 -   8.56
   2009...............   < 1     7.97 - 11.22          3       1.73         1.15 - 1.65      26.58 -  27.21
   2008...............   < 1     8.82 -  8.82          2       2.45         1.15 - 1.15     -46.09 - -46.09
   2007...............   < 1    16.36 - 16.36          6       1.34         1.15 - 1.15       5.68 -   5.68
   2006...............   < 1    15.48 - 15.48          7       0.56         1.15 - 1.15      20.71 -  20.71

   VIT Strategic Growth (d)
   2010...............     2     7.61 - 11.63         17       0.29         1.15 - 1.65       8.93 -   9.47
   2009...............     4     6.99 - 10.62         31       0.47         1.15 - 1.65      45.33 -  46.06
   2008...............     4     4.81 -  7.27         21       0.13         1.15 - 1.65     -42.71 - -42.42
   2007...............     4     8.40 - 12.63         40       0.14         1.15 - 1.65       8.32 -   8.87
   2006...............     7     7.75 - 11.60         62       0.11         1.15 - 1.65       6.79 -   7.32

   VIT Structured Small Cap Equity Fund
   2010............... 1,062    10.15 - 18.24     11,508       0.52         1.15 - 2.59      26.75 -  28.63
   2009............... 1,338     8.01 - 14.18     11,301       1.09         1.15 - 2.59      24.37 -  26.21
   2008............... 1,537     6.44 - 11.24     10,299       0.61         1.15 - 2.59     -35.56 - -34.60
   2007............... 1,877    10.00 - 17.18     19,319       0.38         1.15 - 2.59     -18.88 - -17.67
   2006............... 1,871    12.32 - 20.87     23,572       0.81         1.15 - 2.59       9.37 -  10.99

   VIT Structured U.S. Equity Fund
   2010...............   799     9.39 - 10.12      7,921       1.40         1.29 - 2.59       9.92 -  11.39
   2009...............   945     8.54 -  9.09      8,434       1.96         1.29 - 2.59      18.01 -  19.58
   2008............... 1,068     7.24 -  7.60      8,002       1.54         1.29 - 2.59     -38.18 - -37.36
   2007............... 1,182    11.71 - 12.13     14,182       1.09         1.29 - 2.59      -4.89 -  -3.61
   2006............... 1,117    12.31 - 13.81     13,962       1.32         1.15 - 2.59       9.98 -  11.60

--------
(c)Previously known as VIT Growth and Income
(d)Previously known as VIT Capital Growth

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  Sub-Accounts:
   Invesco V.I. Basic Balanced (e)
   2010..............  1,812  $ 8.46 - 11.03    $ 18,275      1.87%        1.10 - 1.85%      6.07 -   6.88%
   2009..............  2,124    7.97 - 10.32      20,163      4.84         1.10 - 1.85      31.37 -  32.38
   2008..............  2,509    6.07 -  7.80      18,062      4.11         1.10 - 1.85     -39.46 - -39.00
   2007..............  3,322   11.41 - 12.78      39,458      2.82         1.10 - 1.75       0.41 -   1.08
   2006..............  4,171   10.00 - 12.65      49,293      1.80         1.10 - 1.85       8.51 -   9.35

   Invesco V.I. Basic Value (f)
   2010..............    808   10.34 - 10.93       8,584      0.55         1.10 - 1.70       5.54 -   6.18
   2009..............    984    9.79 - 10.29       9,877      1.53         1.10 - 1.70      45.51 -  46.38
   2008..............  1,255    6.73 -  7.03       8,632      0.78         1.10 - 1.70     -52.58 - -52.30
   2007..............  1,710   14.20 - 14.74      24,740      0.55         1.10 - 1.70      -0.18 -   0.43
   2006..............  2,172   14.22 - 14.68      31,399      0.37         1.10 - 1.70      11.30 -  11.97

   Invesco V.I. Capital Appreciation (g)
   2010..............  8,324    7.01 -  9.76      73,434      0.70         0.70 - 2.20      14.68 -  34.12
   2009..............  9,902    6.12 -  8.64      77,309      0.59         0.70 - 2.20      18.44 -  20.23
   2008.............. 11,547    5.09 -  7.24      75,718      0.00         0.70 - 2.30     -43.80 - -42.89
   2007.............. 14,460    8.91 - 12.89     167,151      0.00         0.70 - 2.30       9.45 -  11.23
   2006.............. 18,508    8.01 - 11.78     195,354      0.07         0.70 - 2.30       3.89 -   5.56

   Invesco V. I. Capital Development (h)
   2010..............    657   12.14 - 17.56      10,305      0.00         1.10 - 1.70      16.78 -  17.48
   2009..............    742   10.40 - 14.95       9,969      0.00         1.10 - 1.70      39.97 -  40.81
   2008..............    904    7.43 - 10.62       8,639      0.00         1.10 - 1.70     -47.92 - -47.61
   2007..............  1,156   14.26 - 20.26      21,287      0.00         1.10 - 1.70       8.97 -   9.63
   2006..............  1,448   13.09 - 18.48      24,596      0.00         1.10 - 1.70      14.56 -  15.25

   Invesco V. I. Core Equity (i)
   2010..............  7,679   10.46 - 11.22     102,270      0.92         0.70 - 2.20       7.17 -   8.79
   2009..............  9,116    9.76 - 10.31     112,600      1.70         0.70 - 2.20      25.51 -  27.40
   2008.............. 10,686    7.77 -  8.09     104,365      2.01         0.70 - 2.20     -31.66 - -30.63
   2007.............. 13,757   11.37 - 11.66     194,919      1.03         0.70 - 2.20       5.75 -   7.36
   2006.............. 17,451   10.76 - 10.86     232,391      0.74         0.70 - 2.20       7.56 -   8.65

--------
(e)Previously known as AIM V. I. Basic Balanced
(f)Previously known as AIM V. I. Basic Value
(g)Previously known as AIM V. I. Capital Appreciation
(h)Previously known as AIM V. I. Capital Development
(i)Previously known as AIM V. I. Core Equity

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  Sub-Accounts
  (continued):
   Invesco V.I. Diversified Income (j)
   2010..............    831  $ 11.28 - 11.70   $ 10,007      5.69%        1.10 - 1.85%      8.01 -   8.84%
   2009..............  1,012    10.44 - 10.75     11,196      9.96         1.10 - 1.85       9.02 -   9.86
   2008..............  1,095     9.58 -  9.79     11,030      8.15         1.10 - 1.85     -17.29 - -16.65
   2007..............  1,495    11.58 - 11.74     18,045      6.76         1.10 - 1.85      -0.17 -   0.61
   2006..............  1,872    11.60 - 11.67     22,591      5.61         1.10 - 1.85       2.55 -   3.34

   Invesco V.I. Dividend Growth (k)
   2010..............  6,213     9.85 - 11.96    166,267      1.75         0.70 - 2.05       8.24 -   9.71
   2009..............  7,306     9.10 - 10.90    178,672      1.84         0.70 - 2.05      21.78 -  23.44
   2008..............  8,577     7.47 -  8.83    171,791      0.49         0.70 - 2.05     -37.65 - -36.80
   2007.............. 10,695    11.98 - 13.97    343,677      1.25         0.70 - 2.05       2.10 -   3.49
   2006.............. 13,870    11.74 - 13.50    439,541      1.33         0.70 - 2.05       8.85 -  10.32

   Invesco V.I. Global Dividend Growth (l)
   2010..............  2,827    11.19 - 13.22     52,449      1.80         0.70 - 2.05       9.79 -  11.29
   2009..............  3,333    10.19 - 11.88     55,976      4.87         0.70 - 2.05      14.08 -  15.63
   2008..............  3,937     8.94 - 10.27     57,768      2.88         0.70 - 2.05     -42.14 - -41.35
   2007..............  5,011    15.44 - 17.51    126,523      1.96         0.70 - 2.05       4.84 -   6.27
   2006..............  6,387    14.73 - 16.48    154,443      1.98         0.70 - 2.05      19.47 -  21.09

   Invesco V.I. Government Securities (m)
   2010..............    923    14.42 - 15.88     14,330      4.73         1.10 - 1.70       3.63 -   4.25
   2009..............  1,137    13.92 - 15.24     16,970      4.25         1.10 - 1.70      -1.70 -  -1.11
   2008..............  1,525    14.16 - 15.41     23,070      3.60         1.10 - 1.70      10.42 -  11.08
   2007..............  1,660    12.82 - 13.87     22,709      3.74         1.10 - 1.70       4.54 -   5.17
   2006..............  1,951    12.27 - 13.19     25,477      3.52         1.10 - 1.70       1.81 -   2.42

   Invesco V.I. High Yield (n)
   2010..............    517    13.51 - 15.85      6,884      9.49         1.10 - 1.85      11.47 -  12.33
   2009..............    614    12.02 - 14.22      7,295      8.24         1.10 - 1.85      49.96 -  51.12
   2008..............    716     7.96 -  9.48      5,649      9.03         1.10 - 1.85     -27.07 - -26.51
   2007..............    950    10.83 - 13.00     10,238      6.51         1.10 - 1.85      -0.64 -   0.13
   2006..............  1,225    10.81 - 13.08     13,245      7.66         1.10 - 1.85       8.69 -   9.53

--------
(j)Previously known as AIM V. I. Diversified Income
(k)Previously known as Dividend Growth
(l)Previously known as Global Dividend Growth
(m)Previously known as AIM V. I. Government Securities
(n)Previously known as AIM V. I. High Yield

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  Sub-Accounts
  (continued):
   Invesco V.I. High Yield Securities (o)
   2010.............. 1,029   $ 7.67 -  9.63    $14,876       8.11%        0.70 - 1.98%      8.06 -   9.45%
   2009.............. 1,184     7.01 -  8.91     15,689       8.04         0.70 - 1.98      41.73 -  43.55
   2008.............. 1,352     4.88 -  6.29     12,526       2.51         0.70 - 1.98     -24.64 - -23.66
   2007.............. 1,685     6.40 -  8.30     20,551       6.67         0.70 - 2.05       2.05 -   3.44
   2006.............. 2,215     6.19 -  8.13     26,456       6.92         0.70 - 2.05       7.08 -   8.53

   Invesco V.I. Income Builder (p)
   2010..............   881    13.86 - 16.11     15,256       2.44         0.70 - 2.05      10.09 -  11.59
   2009.............. 1,001    12.59 - 14.44     15,658       3.19         0.70 - 2.05      22.62 -  24.29
   2008.............. 1,177    10.27 - 11.62     15,008       0.80         0.70 - 2.05     -27.78 - -26.80
   2007.............. 1,483    14.22 - 15.87     26,173       2.78         0.70 - 2.05       1.10 -   2.48
   2006.............. 1,893    14.06 - 15.49     32,764       2.59         0.70 - 2.05      11.90 -  13.42

   Invesco V.I. International Growth (q)
   2010.............. 1,664    11.58 - 15.76     28,061       2.11         1.10 - 1.70      10.96 -  11.63
   2009.............. 1,989    10.43 - 14.12     30,189       1.41         1.10 - 1.70      32.96 -  33.76
   2008.............. 2,390     7.85 - 10.55     26,973       0.49         1.10 - 1.70     -41.39 - -41.03
   2007.............. 3,092    17.75 - 17.90     58,800       0.40         1.10 - 1.85      12.59 -  13.46
   2006 (cm)......... 3,717    15.76 - 15.78     62,827       1.01         1.10 - 1.85      25.87 -  26.83

   Invesco V.I .Large Cap Growth (r )
   2010..............   770    10.90 - 11.20      8,500       0.44         1.10 - 1.70      15.28 -  15.97
   2009..............   941     9.46 -  9.66      8,987       0.34         1.10 - 1.70      23.87 -  24.61
   2008.............. 1,080     7.63 -  7.75      8,305       0.01         1.10 - 1.70     -39.33 - -38.96
   2007.............. 1,448    12.58 - 12.70     18,302       0.03         1.10 - 1.70      13.68 -  14.37
   2006 (cn)......... 1,721    11.07 - 11.11     19,086       0.33         1.10 - 1.70      10.69 -  11.06

   Invesco V.I. Mid Cap Core Equity (s)
   2010..............   945    13.15 - 18.47     15,213       0.52         1.10 - 2.20      11.63 -  12.87
   2009.............. 1,019    11.78 - 16.37     14,730       1.26         1.10 - 2.20      27.38 -  28.79
   2008.............. 1,120     9.25 - 12.71     12,843       1.48         1.10 - 2.20     -30.08 - -29.30
   2007.............. 1,440    13.23 - 17.98     23,624       0.20         1.10 - 2.20       7.15 -   8.34
   2006.............. 1,898    12.35 - 16.59     28,749       0.91         1.10 - 2.20       8.83 -  10.03

--------
(o)Previously known as High Yield
(p)Previously known as Income Builder
(q)Previously known as AIM V. I. International Growth
(r)Previously known as AIM V. I. Large Cap Growth
(s)Previously known as AIM V. I. Mid Cap Core Equity
(cm)For the period beginning May 1, 2006 and ended December 31, 2006
(cn)For the period beginning June 12, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  Sub-Accounts
  (continued):
   Invesco V.I. Money Market (t)
   2010.............. 1,254   $ 10.50 - 12.05   $14,866       0.18%        1.10 - 1.70%     -1.51 -  -0.92%
   2009.............. 1,450     10.66 - 12.16    17,303       0.12         1.10 - 1.70      -1.58 -  -0.99
   2008.............. 1,947     10.83 - 12.29    23,394       2.06         1.10 - 1.70       0.32 -   0.93
   2007.............. 1,818     10.80 - 12.17    21,740       4.55         1.10 - 1.70       2.77 -   3.39
   2006.............. 1,821     10.51 - 11.77    21,080       4.26         1.10 - 1.70       2.52 -   3.14

   Invesco V.I. S&P 500 Index (u)
   2010.............. 3,123      9.09 -  9.89    34,211       1.91         0.70 - 2.05      12.54 -  14.07
   2009.............. 3,670      8.07 -  8.67    35,552       2.69         0.70 - 2.05      23.77 -  25.45
   2008.............. 3,976      6.52 -  6.91    30,896       2.46         0.70 - 2.05     -38.35 - -37.51
   2007.............. 4,836     10.58 - 11.05    60,707       1.81         0.70 - 2.05       3.08 -   4.49
   2006.............. 6,425     10.26 - 10.58    77,960       1.62         0.70 - 2.05      13.22 -  14.75

   Invesco V.I. Technology Fund (v)
   2010..............   214     12.88 - 13.41     2,815       0.00         1.10 - 1.70      19.26 -  19.98
   2009..............   296     10.80 - 11.17     3,239       0.00         1.10 - 1.70      54.75 -  55.68
   2008..............   281      6.98 -  7.18     1,985       0.00         1.10 - 1.70     -45.44 - -45.11
   2007..............   375     12.79 - 13.08     4,858       0.00         1.10 - 1.70       5.88 -   6.52
   2006..............   453     12.08 - 12.28     5,519       0.00         1.10 - 1.70       8.62 -   9.28

   Invesco V.I. Utilities (w)
   2010..............   393     16.11 - 16.77     6,462       3.41         1.10 - 1.70       4.51 -   5.14
   2009..............   454     15.42 - 15.95     7,117       4.44         1.10 - 1.70      12.99 -  13.67
   2008..............   528     13.64 - 14.03     7,308       2.56         1.10 - 1.70     -33.50 - -33.10
   2007..............   668     20.52 - 20.98    13,859       1.78         1.10 - 1.70      18.60 -  19.32
   2006..............   842     17.30 - 17.58    14,683       3.26         1.10 - 1.70      23.35 -  24.09

   Invesco Van Kampen V.I. Capital Growth (x)
   2010.............. 2,775      6.91 - 11.23    25,826       0.00         0.70 - 2.30      17.12 -  19.01
   2009.............. 3,339      5.81 -  9.59    26,376       0.11         0.70 - 2.30      62.30 -  64.91
   2008.............. 3,876      3.52 -  5.91    18,810       0.54         0.70 - 2.30     -50.15 - -49.34
   2007.............. 4,617      6.96 - 11.85    45,412       0.05         0.70 - 2.30      14.29 -  16.14
   2006.............. 6,027      5.99 - 10.37    51,748       0.00         0.70 - 2.30      0.52 -    2.14

--------
(t)Previously known as AIM V. I. Money Market
(u)Previously known as S&P 500 Index
(v)Previously known as AIM V. I. Technology
(w)Previously known as AIM V. I. Utilities
(x)Previously known as LIT Capital Growth

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  Sub-Accounts
  (continued):
   Invesco Van Kampen V.I. Comstock (y)
   2010.............. 3,006   $ 11.86 - 13.50   $ 38,273       0.13%       0.70 - 2.30      13.34 -  15.17%
   2009.............. 3,622     10.46 - 11.72     40,418       4.52        0.70 - 2.30      25.85 -  27.88
   2008.............. 4,331      8.31 -  9.16     38,125       2.68        0.70 - 2.30     -37.14 - -36.12
   2007.............. 5,664     13.22 - 14.35     78,670       1.97        0.70 - 2.30      -4.28 -  -2.73
   2006.............. 7,391     13.81 - 14.75    106,183       1.48        0.70 - 2.30      13.64 -  15.47

   Invesco Van Kampen V.I. Global Value Equity (z)
   2010..............     2     10.04 - 10.54         21       1.85        1.35 - 1.85       8.90 -   9.45
   2009..............     2      9.22 -  9.63         19       5.28        1.35 - 1.85      13.85 -  14.43
   2008..............     3      8.10 -  8.42         27       2.54        1.35 - 1.85     -41.26 - -40.96
   2007..............     3     13.78 - 16.90         50       1.97        1.15 - 1.85       4.65 -   5.41
   2006..............     4     13.17 - 16.03         54       1.59        1.15 - 1.85      18.97 -  19.83

   Invesco Van Kampen V.I. Government (aa)
   2010..............    63     12.25 - 12.68        796       0.22        1.25 - 1.65       3.51 -   3.93
   2009..............    74     11.83 - 12.20        902       6.07        1.25 - 1.65      -0.68 -  -0.28
   2008..............    96     11.91 - 12.24      1,172       4.61        1.25 - 1.65       0.14 -   0.55
   2007..............   116     11.90 - 12.17      1,405       4.92        1.25 - 1.65       5.57 -   5.99
   2006..............   142     11.27 - 11.48      1,626       4.33        1.25 - 1.65       1.65 -   2.06

   Invesco Van Kampen V.I. High Yield (ab)
   2010..............   < 1     16.38 - 16.38          6      10.26        1.50 - 1.50      10.43 -  10.43
   2009..............   < 1     14.83 - 14.83          6       8.05        1.50 - 1.50      39.95 -  39.95
   2008..............     1     10.60 - 10.60          5      10.58        1.50 - 1.50     -24.01 - -24.01
   2007..............     1     13.94 - 13.94          9       8.84        1.50 - 1.50      2.44 -    2.44
   2006..............     1     13.61 - 13.61          9       8.01        1.50 - 1.50       7.00 -   7.00

   Invesco Van Kampen V.I. Mid Cap Value (ac)
   2010.............. 4,243     13.92 - 17.81     61,101       0.91        0.70 - 2.69      18.96 -  21.39
   2009.............. 5,038     11.70 - 14.67     60,411       1.21        0.70 - 2.69      35.46 -  38.24
   2008.............. 5,830      8.64 - 10.61     51,012       0.84        0.70 - 2.69     -42.87 - -41.70
   2007.............. 7,726     15.12 - 18.20    116,996       0.68        0.70 - 2.69       4.93 -   7.09
   2006.............. 9,904     14.41 - 17.00    141,489       0.28        0.70 - 2.69      17.46 -  19.86

--------
(y)Previously known as LIT Comstock
(z)Previously known as Van Kampen UIF Global Value Equity
(aa)Previously known as LIT Government
(ab)Previously known as Van Kampen UIF High Yield
(ac)Previously known as Van Kampen UIF U.S. Mid Cap Value

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  Sub-Accounts
  (continued):
   Invesco Van Kampen V.I. Value (ad)
   2010..............     6   $ 12.67 - 15.41   $    77       1.48%        1.15 - 2.00%     13.43 -  14.42%
   2009..............     6     10.56 - 11.17        74       3.22         1.35 - 2.00      28.38 -  29.23
   2008..............     9      8.70 - 10.40        86       3.45         1.15 - 2.00     -37.14 - -36.59
   2007..............    17     13.85 - 16.40       252       1.76         1.15 - 2.00      -5.02 -  -4.18
   2006..............    22     14.58 - 17.11       342       1.68         1.15 - 2.00      14.56 -  15.56

Investments in the
  Invesco Investment
  Services Funds Series II
  Sub-Accounts:
   Invesco V.I.Basic Balanced II (ae)
   2010..............    41      9.05 -  9.72       385       0.97         1.30 - 2.10       5.53 -   6.38
   2009..............   107      8.57 -  9.14       960       4.39         1.30 - 2.10      30.77 -  31.82
   2008..............   133      6.56 -  6.93       907       4.12         1.30 - 2.10     -39.74 - -39.25
   2007..............   160     10.88 - 11.41     1,797       2.77         1.30 - 2.10       0.19 -   0.62
   2006..............   173     10.90 - 11.34     1,938       1.59         1.30 - 2.10       7.98 -   8.84

   Invesco V.I. Basic Value II (af)
   2010..............   859     10.96 - 12.00     9,726       0.34         1.29 - 2.44       4.34 -   5.57
   2009..............   976     10.40 - 11.36    10,466       1.13         1.29 - 2.59      43.91 -  45.83
   2008.............. 1,178      7.23 -  7.79     8,652       0.49         1.29 - 2.59     -53.15 - -52.53
   2007.............. 1,260     15.43 - 16.41    19,438       0.33         1.29 - 2.59      -1.28 -   0.05
   2006.............. 1,431     15.63 - 16.40    22,198       0.12         1.29 - 2.59      10.02 -  11.49

   Invesco V.I. Capital Appreciation II (ag)
   2010..............   359     11.05 - 12.23     4,072       0.48         1.29 - 2.59      12.22 -  13.72
   2009..............   412      9.84 - 10.75     4,102       0.26         1.29 - 2.59      17.59 -  19.16
   2008..............   445      8.37 -  9.02     3,716       0.00         1.29 - 2.59     -44.12 - -43.37
   2007..............   546     14.98 - 15.93     7,992       0.00         1.29 - 2.59       8.82 -  10.28
   2006..............   620     13.76 - 14.45     8,274       0.00         1.29 - 2.59       3.32 -   4.69

   Invesco V.I. Capital Development II (ah)
   2010..............    30     12.89 - 13.55       393       0.00         1.30 - 1.85      16.30 -  16.94
   2009..............    36     10.95 - 11.59       410       0.00         1.30 - 2.00      39.18 -  40.16
   2008..............    42      7.87 -  8.27       336       0.00         1.30 - 2.00     -48.18 - -47.81
   2007..............    47     15.19 - 15.85       733       0.00         1.30 - 2.00       8.35 -   9.11
   2006..............    41     14.02 - 14.52       592       0.00         1.30 - 2.00      13.96 -  14.76

--------
(ad)Previously known as Van Kampen UIF Value
(ae)Previously known as AIM V. I. Basic Balanced II
(af)Previously known as AIM V. I. Basic Value II
(ag)Previously known as AIM V. I. Capital Appreciation II
(ah)Previously known as AIM V. I. Capital Development II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------

Investments in the
  Invesco Investment
  Services Funds
  Series II
  Sub-Accounts
  (continued):
   Invesco V.I. Core Equity II (ai)
   2010..............    237  $10.13 - 10.78    $  2,602      0.74%        1.29 - 2.59%      6.42 -   7.84%
   2009..............    275    9.52 - 10.00       2,814      1.48         1.29 - 2.59      24.67 -  26.33
   2008..............    328    7.64 -  7.91       2,672      1.82         1.29 - 2.59     -32.13 - -31.22
   2007..............    389   11.25 - 11.50       4,618      0.90         1.29 - 2.59       5.07 -   6.48
   2006..............    474   10.71 - 10.80       5,296      0.94         1.29 - 2.59       7.09 -   8.04

   Invesco V.I. Diversified Income II (aj)
   2010..............     21   10.66 - 11.45         228      4.93         1.30 - 2.10       7.42 -   8.29
   2009..............     27    9.92 - 10.57         282      8.26         1.30 - 2.10       8.59 -   9.46
   2008..............     38    9.13 -  9.66         357      8.83         1.30 - 2.10     -17.68 - -17.01
   2007..............     46   11.10 - 11.64         528      7.08         1.30 - 2.10      -0.61 -   0.20
   2006..............     48   11.16 - 11.61         552      5.03         1.30 - 2.10       2.01 -   2.83

   Invesco V.I. Dividend Growth II (ak)
   2010..............  4,451   11.52 - 12.75      48,029      1.38         1.29 - 2.59       7.35 -   8.78
   2009..............  6,186   10.73 - 11.72      60,772      1.60         1.29 - 2.59      20.73 -  22.34
   2008..............  6,855    8.89 -  9.58      55,407      0.42         1.29 - 2.59     -38.11 - -37.28
   2007..............  8,452   14.36 - 15.28     109,175      1.03         1.29 - 2.59       1.20 -   2.55
   2006.............. 10,201   14.19 - 14.90     129,082      1.12         1.29 - 2.59       7.97 -   9.40

   Invesco V.I. Global Dividend Growth II (al)
   2010..............  2,301   12.94 - 14.33      27,608      1.58         1.29 - 2.59       8.99 -  10.44
   2009..............  2,685   11.87 - 12.97      29,257      4.59         1.29 - 2.59      13.11 -  14.62
   2008..............  2,979   10.50 - 11.32      28,497      2.54         1.29 - 2.59     -42.62 - -41.85
   2007..............  3,861   18.29 - 19.46      63,372      1.77         1.29 - 2.59       3.99 -   5.38
   2006..............  4,671   17.59 - 18.47      72,767      1.74         1.29 - 2.59      18.46 -  20.04

   Invesco V.I. Government Securities II (am)
   2010..............     61   12.17 - 13.08         770      3.99         1.30 - 2.10       2.92 -   3.74
   2009..............     87   11.83 - 12.61       1,074      2.87         1.30 - 2.10      -2.33 -  -1.55
   2008..............    195   12.11 - 12.81       2,435      4.59         1.30 - 2.10       9.65 -  10.53
   2007..............     95   11.04 - 11.59       1,089      3.33         1.30 - 2.10       3.89 -   4.73
   2006..............    124   10.63 - 11.06       1,362      2.90         1.30 - 2.10       1.14 -   1.95

--------
(ai)Previously known as AIM V. I. Core Equity II
(aj)Previously known as AIM V. I. Diversified Income II
(ak)Previously known as Dividend Growth (Class Y Shares)
(al)Previously known as Global Dividend Growth (Class Y Shares)
(am)Previously known as AIM V. I. Government Securities II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                            AT DECEMBER 31,                        FOR THE YEAR ENDED DECEMBER 31,
                  --------------------------------------- ------------------------------------------------
                              ACCUMULATION                                   EXPENSE            TOTAL
                  UNITS        UNIT VALUE      NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S)    LOWEST TO HIGHEST    (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------    -----------------  ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds Series II
  Sub-Accounts (continued):
   Invesco V.I. High Yield II (an)
   2010..........    26      $16.37 - 17.43     $   454       8.34%        1.30 - 2.00%     11.24 -  12.02%
   2009..........    30       14.72 - 15.56         461       8.40         1.30 - 2.00      49.06 -  50.10
   2008..........    36        9.87 - 10.37         372       9.43         1.30 - 2.00     -27.27 - -26.76
   2007..........    47       13.58 - 14.15         651       6.61         1.30 - 2.00      -1.00 -  -0.30
   2006..........    52       13.71 - 14.20         732       7.55         1.30 - 2.00       8.23 -   8.99

   Invesco V.I. High Yield Securities II (ao)
   2010.......... 1,492       14.40 - 15.94      14,783       8.09         1.29 - 2.59       7.11 -   8.54
   2009.......... 1,655       13.45 - 14.69      15,526       7.67         1.29 - 2.59      40.54 -  42.41
   2008.......... 1,904        9.57 - 10.32      12,774       2.49         1.29 - 2.59     -25.19 - -24.19
   2007.......... 2,582       12.79 - 13.61      22,673       6.45         1.29 - 2.59       1.20 -   2.55
   2006.......... 3,372       12.64 - 13.27      28,708       6.71         1.29 - 2.59       6.19 -   7.61

   Invesco V.I. Income Builder II (ap)
   2010.......... 1,027       13.73 - 15.20      14,180       2.15         1.29 - 2.59       9.24 -  10.69
   2009.......... 1,204       12.57 - 13.73      15,100       2.82         1.29 - 2.59      21.66 -  23.29
   2008.......... 1,415       10.33 - 11.14      14,458       0.76         1.29 - 2.59     -28.35 - -27.39
   2007.......... 2,330       14.42 - 15.34      33,014       2.58         1.29 - 2.59       0.19 -   1.53
   2006.......... 3,086       14.39 - 15.11      43,341       2.37         1.29 - 2.59      11.02 -  12.49

   Invesco V.I. International Growth II (aq)
   2010..........    35       17.22 - 18.52         621       1.60         1.30 - 2.10      10.27 -  11.15
   2009..........    49       15.62 - 16.66         796       1.27         1.30 - 2.10      32.11 -  33.17
   2008..........    59       11.82 - 12.51         719       0.40         1.30 - 2.10     -41.78 - -41.32
   2007..........    78       20.31 - 21.31       1,636       0.39         1.30 - 2.10      12.06 -  12.96
   2006..........    86       18.12 - 18.87       1,593       1.08         1.30 - 2.10      26.23 -  81.20

   Invesco V.I. Large Cap Growth II (ar)
   2010..........    49       10.59 - 10.98         525       0.16         1.30 - 2.10      14.44 -  15.36
   2009..........    65        9.25 -  9.52         610       0.01         1.30 - 2.10      23.07 -  24.06
   2008..........    84        7.52 -  7.67         639       0.00         1.30 - 2.10     -39.70 - -39.21
   2007..........    88       12.46 - 12.62       1,106       0.00         1.30 - 2.10      12.89 -  13.80
   2006 (cn).....    95       11.04 - 11.09       1,047       0.00         1.30 - 2.10      10.40 -  10.89

--------
(an)Previously known as AIM V. I. High Yield II
(ao)Previously known as High Yield (Class Y Shares)
(ap)Previously known as Income Builder (Class Y Shares)
(aq)Previously known as AIM V. I. International Growth II
(ar)Previously known as AIM V. I. Large Cap Growth II
(cn)For the period beginning June 12, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Series II
  Sub-Accounts
  (continued):
   Invesco V.I. Mid Cap Core Equity II (as)
   2010..............    268  $12.70 - 13.73    $  3,700      0.31%        1.29   2.44%     11.00 -  12.31%
   2009..............    332   11.44 - 12.22       4,096      0.96         1.29   2.44      26.69 -  28.18
   2008..............    392    9.03 -  9.54       3,809      1.25         1.29 - 2.44     -30.42 - -29.60
   2007..............    488   12.98 - 13.55       6,739      0.05         1.29 - 2.44       6.60 -   7.87
   2006..............    545   12.17 - 12.56       6,990      0.67         1.29 - 2.44       8.28 -   9.55

   Invesco V.I. Money Market II (at)
   2010..............     96    9.26 - 10.23         962      0.18         1.30 - 2.40      -2.20 -  -1.12
   2009..............    159    9.47 - 10.35       1,626      0.06         1.30 - 2.40      -2.31 -  -1.23
   2008..............    198    9.69 - 10.48       2,045      1.74         1.30 - 2.40      -0.63 -   0.47
   2007..............    228    9.76 - 10.43       2,352      4.00         1.30 - 2.40       1.80 -   2.93
   2006..............    213    9.58 - 10.13       2,143      3.63         1.30 - 2.40       1.55 -   2.67

   Invesco V.I. S&P 500 Index II (au)
   2010..............  7,386   12.62 - 13.97      78,241      1.63         1.29 - 2.59      11.62 -  13.11
   2009..............  8,739   11.30 - 12.35      81,763      2.42         1.29 - 2.59      22.80 -  24.44
   2008..............  9,510    9.20 -  9.92      71,982      2.11         1.29 - 2.59     -38.90 - -38.08
   2007.............. 11,519   15.06 - 16.03     138,928      1.60         1.29 - 2.59       2.27 -   3.64
   2006.............. 13,991   14.73 - 15.46     161,681      1.43         1.29 - 2.59      12.24 -  13.73

   Invesco V.I. Technology II (av)
   2010..............      4   12.52 - 12.99          49      0.00         1.30 - 1.85      18.82 -  19.47
   2009..............      4   10.54 - 10.87          45      0.00         1.30 - 1.85      54.26 -  55.11
   2008..............      6    6.83 -  7.01          43      0.00         1.30 - 1.85     -45.77 - -45.47
   2007..............      9   12.53 - 12.85         119      0.00         1.30 - 2.00      5.34  -   6.08
   2006..............     10   11.89 - 12.12         123      0.00         1.30 - 2.00      8.04  -   8.80

   Invesco V.I. Utilities II (aw)
   2010..............     28   15.69 - 16.28         448      3.28         1.30 - 1.85      4.07  -   4.64
   2009..............     29   15.08 - 15.56         452      3.64         1.30 - 1.85      12.51 -  13.13
   2008..............     42   13.40 - 13.75         572      2.51         1.30 - 1.85     -33.75 - -33.38
   2007..............     48   20.23 - 20.64         971      1.81         1.30 - 1.85      18.11 -  18.76
   2006..............     50   17.13 - 17.38         873      3.80         1.30 - 1.85      22.96 -  23.64

--------
(as) Previously known as AIM V. I. Mid Cap Core Equity II
(at) Previously known as AIM V. I. Money Market II
(au) Previously known as S&P 500 Index (Class Y Shares)
(av) Previously known as AIM V. I. Technology II
(aw) Previously known as AIM V. I. Utilities II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Series II
  Sub- Account
  (continued)
   Invesco Van Kampen V.I. Capital Growth--Series II (ax)
   2010..............  3,259  $13.56 - 14.95    $ 37,032      0.00%        1.29 - 2.59%     17.61 -  18.02%
   2009..............  3,778   11.64 - 12.67      36,584      0.00         1.29 - 2.59      61.35 -  63.51
   2008..............  4,416    7.21 -  7.78      26,105      0.20         1.29 - 2.59     -50.44 - -49.77
   2007..............  5,416   14.55 - 15.43      63,457      0.00         1.29 - 2.59      13.61 -  15.13
   2006..............  6,472   12.81 - 13.45      65,542      0.00         1.29 - 2.59      -0.03 -   1.30

   Invesco Van Kampen V.I. Comstock--Series II (ay)
   2010.............. 11,989   11.83 - 13.65     157,376      0.13         1.29 - 2.59      12.70 -  14.20
   2009.............. 14,081   10.36 - 12.12     162,470      4.05         1.29 - 2.59      25.08 -  26.75
   2008.............. 16,334    9.69 - 10.44     149,246      2.38         1.29 - 2.59     -37.47 - -36.63
   2007.............. 20,553   12.90 - 15.49     297,888      1.71         1.29 - 2.59      -4.87 -  -3.60
   2006.............. 23,656   16.28 - 17.09     356,769      1.25         1.29 - 2.59      13.05 -  14.55

   Invesco Van Kampen V.I. Equity and Income--Series II (az)
   2010..............  3,394   13.48 - 14.17      47,464      1.95         1.29 - 2.59       9.13 -  10.59
   2009..............  3,981   12.19 - 12.99      50,480      2.68         1.29 - 2.59      19.32 -  20.91
   2008..............  4,556   10.88 - 11.73      47,934      2.44         1.29 - 2.59     -24.69 - -23.68
   2007..............  5,858   13.21 - 14.45      81,721      1.87         1.29 - 2.59       0.67 -   2.02
   2006..............  6,061   14.36 - 15.07      83,763      1.17         1.29 - 2.59       9.67 -  11.13

   Invesco Van Kampen V.I. Growth and Income--Series II (ba)
   2010..............  5,458   15.35 - 15.94      88,173      0.10         1.29 - 2.69       9.18 -  10.75
   2009..............  6,315   14.06 - 14.39      92,402      3.40         1.29 - 2.69      20.77 -  22.51
   2008..............  7,078   11.64 - 12.71      84,837      1.92         1.29 - 2.69     -34.04 - -33.09
   2007..............  8,749   17.56 - 17.65     157,176      1.44         1.29 - 2.69      -0.25 -   1.19
   2006..............  9,672   17.69 - 17.35     171,902      0.97         1.29 - 2.69      12.86 -  14.48

   Invesco Van Kampen V.I. International Growth Equity--Series II (bb)
   2010..............    445    8.47 -  9.02       3,939      1.39         1.29 - 2.59       7.05 -   8.48
   2009..............    493    7.92 -  8.31       4,036      0.79         1.29 - 2.59      33.01 -  34.78
   2008..............    502    5.95 -  6.17       3,062      0.00         1.29 - 2.59     -49.86 - -49.19
   2007..............    433   11.90 - 12.14       3,062      0.17         1.29 - 2.44      11.46 -  12.78
   2006..............    351   10.68 - 10.76       3,765      0.28         1.29 - 2.44       6.76 -   7.61

--------
(ax) Previously known as LIT Capital Growth (Class II)
(ay)Previously known as LIT Comstock (Class II)
(az)Previously known as Van Kampen UIF Equity and Income (Class II)
(ba)Previously known as LIT Growth and Income (Class II)
(bb)Previously known as Van Kampen UIF Int'l Growth Equity (Class II)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Series I Sub-
  Account (continued)
   Invesco Van Kampen V.I. Mid Cap Growth--Series II (bc)
   2010..................   879   $15.58 - 17.69    $13,827       0.00%        0.70 - 2.59%     23.98    26.39%
   2009.................. 1,031    12.32 - 14.26     12,941       0.00         0.70 - 2.59      52.33    55.28
   2008.................. 1,132     7.94 -  9.36      9,250       0.00         0.70 - 2.59     -48.22 - -47.21
   2007.................. 1,353    15.03 - 18.08     21,082       0.00         0.70 - 2.59      14.54 -  16.78
   2006.................. 1,638    12.23 - 12.87     21,980       0.00         0.70 - 2.59       2.21 -   4.19

   Invesco Van Kampen V.I. Mid Cap Value - Series II (bd)
   2010.................. 2,557    15.21 - 18.39     45,935       0.84         1.29 - 2.59      19.02 -  20.61
   2009.................. 3,109    12.61 - 15.45     46,473       1.11         1.29 - 2.59      35.56 -  37.36
   2008.................. 3,724    11.40 - 12.29     40,747       0.76         1.29 - 2.59     -42.94 - -42.18
   2007.................. 4,183    15.87 - 19.97     79,806       0.61         1.29 - 2.59       4.94 -   6.35
   2006.................. 4,425    14.93 - 19.03     81,291       0.22         1.29 - 2.59      17.51 -  19.07

Investments in the Janus Aspen Series Sub-Account:
   Forty Portfolio
   2010..................    <1    15.33 - 15.33          7       0.29         1.50 - 1.50       5.15 -   5.15
   2009..................     1    14.58 - 14.58         17       0.04         1.50 - 1.50      44.14 -  44.14
   2008..................     1    10.11 - 10.11         12       0.15         1.50 - 1.50     -44.99 - -44.99
   2007..................     1    18.39 - 18.39         23       0.40         1.50 - 1.50      34.93 -  34.93
   2006..................     2    13.63 - 13.63         22       0.35         1.50 - 1.50       7.71 -   7.71

Investments in the Janus
  Aspen Series (Service
  Shares) Sub-Account:
   Foreign Stock (Service Shares)
   2008 (co)(cp).........    --       N/A -  N/A         --       0.00           --  -  --         N/A -   N/A
   2007..................     2    22.14 - 22.14         54       1.44         1.50 - 1.50      16.47 -  16.47
   2006..................     2    19.01 - 19.01         47       1.59         1.50 - 1.50      16.29 -  16.29
   2005..................     2    16.35 - 16.35         40       0.77         1.50 - 1.50       4.65 -   4.65

   Overseas (Service Shares)
   2010..................    --       N/A -  N/A         --       0.00         1.50 - 1.50         N/A -   N/A
   2009..................    --       N/A -  N/A         --       0.75         1.50 - 1.50      76.39 -  76.39
   2008 (cp)(cq).........     2     9.70 -  9.70         24       0.00         1.50 - 1.50       0.00 -   0.00

--------
(bc)Previously known as LIT Mid Cap Growth (Class II)
(bd)Previously known as Van Kampen UIF U.S. Mid Cap Value (Class II)
(co)For the period beginning January 1, 2008 and ended April 29, 2008
(cp)On April 30, 2008 Foreign Stock (Service Shares) merged into International Growth (Service Shares)
(cq)For the period beginning April 30, 2008 and ended December 31, 2008

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                     AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                           ----------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                           UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                           (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                           ------ ----------------- ---------- ------------- ----------------- -----------------

Investments in the Lazard
  Retirement Series, Inc.
  Sub-Account:
   Emerging Markets Equity
   2010...................   < 1   $54.12 - 54.12    $     1       0.82%        1.50 - 1.50%     20.86 -  20.86%
   2009...................   < 1    44.78 - 44.78          1       2.57         1.50 - 1.50      67.30 -  67.30
   2008...................   < 1    26.77 - 26.77          1       0.25         1.50 - 1.50     -49.49 - -49.49
   2007...................   < 1    52.99 - 52.99         21       0.99         1.50 - 1.50      31.30 -  31.30
   2006...................     1    40.36 - 40.36         24       0.53         1.50 - 1.50      28.00 -  28.00

Investments in the Legg
  Mason Variable
  Income Trust
  Sub-Accounts:
   Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio I (be)
   2010...................   < 1     8.68 -  8.68          1       1.71         1.50 - 1.50      14.86 -  14.86
   2009...................   < 1     7.56 -  7.56          1       1.34         1.50 - 1.50      27.42 -  27.42
   2008...................   < 1     5.93 -  5.93          1       0.52         1.50 - 1.50     -37.53 - -37.53
   2007 (cr)..............     1     9.50 -  9.50          8       2.50         1.50 - 1.50      -5.01 -  -5.01

Investments in the Legg
  Mason Partners
  Variable Portfolios I,
  Inc Sub-Accounts:
   Legg Mason ClearBridge Variable Large Cap Value Portfolio I (bf)
   2010...................   < 1    11.47 - 11.47          1       2.88         1.50 - 1.50       7.82 -   7.82
   2009...................   < 1    10.64 - 10.64          1       1.78         1.50 - 1.50      22.63 -  22.63
   2008...................   < 1     8.67 -  8.67          1       0.30         1.50 - 1.50     -36.59 - -36.59
   2007...................     1    13.68 - 13.68         10       1.32         1.50 - 1.50       2.33 -   2.33
   2006...................     1    13.37 - 13.37          9       1.65         1.50 - 1.50      16.49 -  16.49

Investments in the Lord
  Abbett Series Fund
  Sub-Account:
   Bond-Debenture
   2010................... 2,554    12.92 - 14.04     35,211       5.80         1.29 - 2.59       9.41 -  10.87
   2009................... 2,796    11.81 - 12.66     34,857       6.50         1.29 - 2.59      30.83 -  32.58
   2008................... 3,000     9.03 -  9.55     28,306       6.49         1.29 - 2.59     -19.67 - -18.60
   2007................... 3,599    11.24 - 11.73     41,845       6.73         1.29 - 2.59       3.42 -   4.81
   2006................... 3,077    10.86 - 11.19     34,209       7.41         1.29 - 2.59       6.50 -   7.92

--------
(be)Previously known as Legg Mason ClearBridge Variable Fundamental Value Portfolio - Class I
(bf)Previously known as Legg Mason ClearBridge Variable Investors Portfolio - Class I
(cr)For the period beginning May 1, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the Lord
  Abbett Series Fund
  Sub-Account
  (continued):
   Fundamental Equity Portfolio (bg)
   2010.................   813   $13.01 - 14.14    $11,249       0.29%        1.29 - 2.59%     15.95 -  17.49%
   2009.................   919    11.22 - 12.03     10,849       0.17         1.29 - 2.59      22.71 -  24.35
   2008.................   979     9.15 -  9.68      9,341       0.51         1.29 - 2.59     -30.52 - -29.59
   2007................. 1,132    13.16 - 13.74     15,380       0.52         1.29 - 2.59       3.94 -   5.34
   2006................. 1,138    12.66 - 13.05     14,734       0.69         1.29 - 2.59      11.68 -  13.17

   Growth and Income
   2010................. 2,222    10.32 - 11.21     24,514       0.51         1.29 - 2.59      14.37 -  15.90
   2009................. 2,661     9.02 -  9.67     25,385       0.92         1.29 - 2.59      15.82 -  17.36
   2008................. 3,013     7.79 -  8.24     24,562       1.34         1.29 - 2.59     -38.07 - -37.24
   2007................. 3,879    12.58 - 13.14     50,506       1.34         1.29 - 2.59       0.74 -   2.10
   2006................. 3,372    12.49 - 12.87     43,120       1.52         1.29 - 2.59      14.25 -  15.76

   Growth Opportunities
   2010.................   940    14.50 - 15.61     14,399       0.00         1.29 - 2.44      19.93 -  21.34
   2009................. 1,108    12.09 - 12.86     14,019       0.00         1.29 - 2.44      42.00 -  43.67
   2008................. 1,279     8.52 -  8.95     11,306       0.00         1.29 - 2.44     -39.75 - -39.04
   2007................. 1,443    14.09 - 14.69     20,969       0.00         1.29 - 2.54      18.19 -  19.71
   2006................. 1,072    11.92 - 12.27     13,057       0.00         1.29 - 2.54       6.51 -  19.22

   Mid-Cap Value
   2010................. 2,335    11.16 - 12.12     27,793       0.37         1.29 - 2.59      22.19 -  23.81
   2009................. 2,856     9.13 -  9.79     27,522       0.45         1.29 - 2.59      23.33 -  24.98
   2008................. 3,371     7.40 -  7.83     26,079       1.19         1.29 - 2.59     -40.93 - -40.14
   2007................. 4,024    12.53 - 13.08     52,147       0.45         1.29 - 2.59      -2.04 -  -0.72
   2006................. 3,997    12.79 - 13.18     52,336       0.57         1.29 - 2.59       9.33 -  10.79

Investments in the MFS
  Variable Insurance
  Trust Sub-Accounts:
   MFS Growth
   2010.................    87     6.30 - 13.60        836       0.11         1.15 - 1.65      13.45 -  14.02
   2009.................   103     5.55 - 11.93        894       0.33         1.15 - 1.65      35.42 -  36.10
   2008.................   113     4.10 -  8.77        766       0.24         1.15 - 1.65     -38.44 - -38.13
   2007.................   158     6.66 - 14.17      1,718       0.00         1.15 - 1.65      19.18 -  19.78
   2006.................   247     5.59 - 11.83      2,192       0.00         1.15 - 1.65       6.13 -   6.66

   MFS High Income
   2010.................    36    14.56 - 15.24        536       7.41         1.25 - 1.65      12.86 -  13.31
   2009.................    40    12.90 - 13.45        527       7.56         1.25 - 1.65      43.17 -  43.74
   2008.................    49     9.01 -  9.36        453       9.92         1.25 - 1.65     -29.66 - -29.38
   2007.................    55    12.81 - 13.25        729       6.92         1.25 - 1.65       0.09 -   0.50
   2006.................    56    12.80 - 13.18        732       7.62         1.25 - 1.65       8.57 -   9.01

--------
(bg)Previously known as All Value

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the MFS
  Variable Insurance
  Trust Sub-Accounts
  (continued):
   MFS Investors Trust
   2010.................  163    $ 9.31 - 11.45     $1,666       1.20%        1.15 - 1.65%      9.28 -   9.83%
   2009.................  186      8.52 - 10.42      1,740       1.59         1.15 - 1.65      24.82 -  25.45
   2008.................  225      6.83 -  8.31      1,689       0.87         1.15 - 1.65     -34.18 - -33.85
   2007.................  278     11.06 - 12.56      3,171       0.87         1.15 - 1.65       8.49 -   9.04
   2006.................  334     10.20 - 11.52      3,493       0.50         1.15 - 1.65      11.15 -  11.71

   MFS New Discovery
   2010.................  102     12.35 - 25.71      2,008       0.00         1.15 - 1.65      12.94 -  34.78
   2009.................  147     14.40 - 19.08      2,154       0.00         1.15 - 1.65      60.51 -  61.32
   2008.................  165      8.97 - 11.82      1,524       0.00         1.15 - 1.65     -40.32 - -40.02
   2007.................  199     11.78 - 15.04      3,080       0.00         1.15 - 1.65       0.83 -   1.34
   2006.................  226     14.91 - 19.46      3,434       0.00         1.15 - 1.65      11.37 -  11.92

   MFS Research
   2010.................   64      8.17 - 10.82        608       0.95         1.15 - 1.65      14.00 -  14.57
   2009.................   80      7.16 -  9.45        670       1.44         1.15 - 1.65      28.41 -  29.05
   2008.................   91      5.58 -  7.32        597       0.54         1.15 - 1.65     -37.13 - -36.82
   2007.................  115      8.87 - 11.58      1,185       0.68         1.15 - 1.65      11.34 -  11.90
   2006.................  152      7.97 - 10.35      1,421       0.53         1.15 - 1.65       8.67 -   9.22

   MFS Research Bond
   2010.................   79     16.67 - 17.44      1,367       3.15         1.25 - 1.65       5.71 -   6.13
   2009.................   89     15.77 - 16.44      1,458       4.32         1.25 - 1.65      14.26 -  14.72
   2008.................  117     13.80 - 14.33      1,660       3.15         1.25 - 1.65      -3.96 -  -3.58
   2007.................  149     14.37 - 14.86      2,205       3.45         1.25 - 1.65       2.49 -   2.91
   2006.................  173     14.02 - 14.44      2,489       4.09         1.25 - 1.65       2.35 -   2.76

   MFS Utilities
   2010.................   13     19.82 - 20.46        257       3.08         1.35 - 1.65      11.95 -  12.28
   2009.................   14     17.71 - 18.22        254       4.15         1.35 - 1.65      31.04 -  31.43
   2008.................   11     13.51 - 13.86        146       1.16         1.35 - 1.65     -38.69 - -38.51
   2007.................   20     22.04 - 22.75        442       1.01         1.15 - 1.65      25.79 -  26.43
   2006.................   20     17.52 - 18.00        350       1.73         1.15 - 1.65      29.12 -  79.97

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the MFS
  Variable Insurance
  Trust (Service Class)
  Sub-Accounts:
   MFS Growth (Service Class)
   2010.................   28    $ 9.31 -  9.77     $  265       0.00%        1.35 - 1.85%     12.90 -  13.47%
   2009.................   35      8.24 -  8.61        292       0.03         1.35 - 1.85      34.79 -  35.47
   2008.................   57      6.11 -  6.36        358       0.00         1.35 - 1.85     -38.70 - -38.39
   2007.................   52      9.98 - 10.32        536       0.00         1.35 - 1.85      18.63 -  19.23
   2006.................   66      8.41 -  8.66        569       0.00         1.35 - 1.85       5.63 -   6.16

   MFS Investors Trust (Service Class)
   2010.................   18      9.88 - 10.38        183       0.97         1.35 - 1.85       8.83 -   9.38
   2009.................   21      9.08 -  9.49        198       1.40         1.35 - 1.85      24.22 -  24.85
   2008.................   34      7.31 -  7.60        256       0.61         1.35 - 1.85     -34.49 - -34.16
   2007.................   59     11.16 - 11.55        676       0.63         1.35 - 1.85       7.99 -   8.54
   2006.................   72     10.34 - 10.64        759       0.26         1.35 - 1.85       10.61 - 11.18

   MFS New Discovery (Service Class)
   2010.................   24     12.72 - 13.36        322       0.00         1.35 - 1.85      33.43 -  34.11
   2009.................   29      9.54 -  9.96        286       0.00         1.35 - 1.85      59.91 -  60.72
   2008.................   43      5.96 -  6.20        263       0.00         1.35 - 1.85     -40.64 - -40.34
   2007.................   71     10.05 - 10.39        739       0.00         1.35 - 1.85       0.35 -   0.86
   2006.................  106     10.01 - 10.30      1,084       0.00         1.35 - 1.85      10.85 -  11.41

   MFS Research (Service Class)
   2010.................   16      9.91 - 10.40        168       0.72         1.35 - 1.85      13.51 -  14.08
   2009.................   19      8.73 -  9.12        174       1.09         1.35 - 1.85      27.79 -  28.44
   2008.................   23      6.83 -  7.10        161       0.32         1.35 - 1.85     -37.44 - -37.12
   2007.................   41     10.92 - 11.29        456       0.51         1.35 - 1.85      10.83 -  11.40
   2006.................   46      9.85 - 10.14        464       0.31         1.35 - 1.85       8.17 -   8.72

   MFS Utilities (Service Class)
   2010.................   72     16.55 - 21.00      1,401       2.74         1.35 - 2.00      11.24 -  11.98
   2009.................   78     14.78 - 18.88      1,367       4.06         1.35 - 2.00      30.21 -  31.08
   2008.................   80     10.85 - 11.28      1,080       1.36         1.35 - 1.85     -38.96 - -38.65
   2007.................   96     17.77 - 18.38      2,075       0.86         1.35 - 1.85      25.19 -  25.83
   2006.................  100     14.20 - 14.61      1,715       1.80         1.35 - 1.85      28.55 -  29.20

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series Sub-Accounts:
   Aggressive Equity
   2010................    900  $10.45 - 12.84    $ 14,196      0.00%        0.70 - 1.85%     23.72 -  25.15%
   2009................  1,101    8.45 - 10.26      13,824      0.00         0.70 - 1.85      66.36 -  68.28
   2008................  1,256    5.53 -  6.10       9,507      0.22         0.70 - 1.98     -49.87 - -49.22
   2007................  1,607   11.02 - 12.00      24,269      0.00         0.70 - 1.98      17.30 -  18.82
   2006................  2,252    9.36 - 10.10      28,821      0.00         0.70 - 2.05       5.66 -   7.09

   Capital Opportunities
   2010................  4,781   10.94 - 11.24     208,335      0.16         0.70 - 2.05      25.17 -  26.87
   2009................  5,606    8.74 -  8.86     191,503      0.37         0.70 - 2.05      67.85 -  70.12
   2008................  6,492    5.21 -  5.21     132,556      0.27         0.70 - 2.05     -48.69 - -47.99
   2007................  7,901   10.01 - 10.15     314,113      0.53         0.70 - 2.05      17.10 -  18.70
   2006................ 10,130    8.43 -  8.67     351,734      0.00         0.70 - 2.05       2.08 -   3.46

   European Equity
   2010................  1,820   10.23 - 11.19      50,452      2.45         0.70 - 2.05       5.05 -   6.48
   2009................  2,151    9.74 - 10.51      56,333      3.68         0.70 - 2.05      25.14 -  26.84
   2008................  2,531    7.78 -  8.28      53,201      2.61         0.70 - 2.05     -43.87 - -43.10
   2007................  3,140   13.87 - 14.56     117,877      1.67         0.70 - 2.05      13.24 -  14.78
   2006................  3,921   12.24 - 12.68     131,420      1.72         0.70 - 2.05      27.58 -  29.31

   Global Advantage
   2009 (ca)...........     --      N/A -  N/A          --      1.20         0.70 - 2.05      -4.55 -  -4.15
   2008................    903    6.08 -  6.25       5,841      1.09         0.70 - 2.05     -44.98 - -44.23
   2007................  1,141   10.90 - 11.35      13,342      0.91         0.70 - 2.05      14.70 -  16.27
   2006................  1,556    9.37 -  9.90      15,728      0.78         0.70 - 2.05      16.15 -  17.73

   Income Plus
   2010................  3,561   15.20 - 19.22      98,116      6.18         0.70 - 2.05       7.06 -   8.51
   2009................  4,147   14.20 - 17.71     105,871      5.05         0.70 - 2.05      20.09 -  21.72
   2008................  4,810   11.82 - 14.55     101,833      1.98         0.70 - 2.05     -10.77 -  -9.56
   2007................  6,146   13.25 - 16.09     145,177      5.31         0.70 - 2.05       3.83 -   5.24
   2006................  7,370   12.76 - 15.28     170,943      5.03         0.70 - 2.05       3.56 -   4.96

   Limited Duration
   2010................  1,322    9.72 - 11.37      13,853      3.49         0.70 - 1.85       0.48 -   1.64
   2009................  1,520    9.68 - 11.18      15,795      4.51         0.70 - 1.85       3.82 -   5.02
   2008................  1,529    9.32 - 10.65      15,256      1.90         0.70 - 1.85     -16.47 - -15.50
   2007................  2,071   11.16 - 12.60      24,656      5.20         0.70 - 1.85       1.05 -   2.22
   2006................  2,750   11.04 - 12.33      32,271      4.68         0.70 - 1.85       2.37 -   3.56

--------
(ca) For the period beginning January 1, 2009 and ended April 24, 2009

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series Sub-Accounts
  (continued):
   Money Market
   2010...............  3,762  $10.09 - 12.09    $ 54,829      0.01%        0.70 - 2.05%     -2.02 -  -0.69%
   2009...............  5,289   10.29 - 12.17      78,019      0.03         0.70 - 2.05      -2.00 -  -0.67
   2008...............  7,145   10.51 - 12.26     107,349      2.43         0.70 - 2.05       0.37 -   1.74
   2007...............  6,893   10.47 - 12.05     103,653      4.79         0.70 - 2.05       2.79 -   4.19
   2006...............  8,634   10.18 - 11.56     124,279      4.63         0.70 - 2.05       2.50 -   3.89

   Strategist
   2010...............  4,202   12.17 - 14.40     119,746      1.56         0.70 - 2.05       4.65 -   6.07
   2009...............  4,779   11.63 - 13.57     128,786      2.21         0.70 - 2.05      17.31 -  18.90
   2008...............  5,406    9.92 - 11.42     126,027      0.77         0.70 - 2.05     -25.53 - -24.51
   2007...............  6,556   13.32 - 15.12     204,331      2.75         0.70 - 2.05       6.42 -   7.87
   2006...............  8,248   12.51 - 14.02     241,744      2.57         0.70 - 2.05     12.69  -  14.21

   Utilities
   2010...............  2,314    9.52 - 10.68      56,101      2.87         0.70 - 1.98       4.83 -   6.18
   2009...............  2,729    9.08 - 10.06      62,830      3.00         0.70 - 1.98      16.92 -  18.43
   2008...............  3,369    7.73 -  8.49      65,178      0.63         0.70 - 2.05     -34.63 - -33.74
   2007...............  4,165   11.82 - 12.82     123,301      1.90         0.70 - 2.05      17.88 -  19.49
   2006...............  5,184   10.03 - 10.73     132,186      1.99         0.70 - 2.05      17.88 -  19.48

Investments in the
  Morgan Stanley
  Variable Investment
  Series (Class Y Shares)
  Sub-Accounts:
   Aggressive Equity (Class Y Shares)
   2010...............  1,405   19.40 - 21.48      17,488      0.00         1.29 - 9.59      22.48 -  24.11
   2009...............  1,615   15.84 - 17.31      16,329      0.00         1.29 - 2.59      64.68 -  66.88
   2008...............  1,870    9.62 - 10.37      11,424      0.00         1.29 - 2.59     -50.33 - -49.66
   2007...............  2,335   19.37 - 20.60      28,037      0.00         1.29 - 2.59      16.28 -  17.84
   2006...............  2,987   16.66 - 17.48      30,430      0.00         1.29 - 2.59       4.86 -   6.26

   Capital Opportunities (Class Y Shares)
   2010...............  4,919   18.06 - 19.99      64,428      0.00         1.29 - 2.59      24.13 -  25.79
   2009...............  5,874   14.55 - 15.89      61,677      0.12         1.29 - 2.59      66.43 -  68.65
   2008...............  6,953    8.74 -  9.42      44,054      0.19         1.29 - 2.59     -49.10 - -48.42
   2007...............  8,548   17.18 - 18.27     103,271      0.12         1.29 - 2.59      16.13 -  17.69
   2006............... 10,777   14.79 - 15.53     110,189      0.00         1.29 - 2.59       1.23 -  55.26

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                     AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                           ----------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                           UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                           (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series (Class Y Shares)
  Sub-Accounts
  (continued):
   European Equity (Class Y Shares)
   2010...................  1,563  $15.06 - 16.48    $ 17,219      2.24%        1.29 - 2.44%      4.35 -   5.58%
   2009...................  1,793   14.29 - 15.61      18,682      3.36         1.29 - 2.59      24.11 -  25.77
   2008...................  2,096   11.51 - 12.41      17,295      2.20         1.29 - 2.59     -44.33 - -43.58
   2007...................  2,706   20.68 - 22.00      39,508      1.47         1.29 - 2.59      12.34 -  13.85
   2006...................  3,485   18.41 - 19.32      44,439      1.49         1.29 - 2.59      26.52 -  28.21

   Global Advantage (Class Y Shares)
   2009 (ca)..............     --     N/A -   N/A          --      0.80         1.29 - 2.59      -4.78 -  -4.38
   2008...................    688   10.13 - 10.92       4,424      0.73         1.29 - 2.59     -45.41 - -44.68
   2007...................    857   18.56 - 19.75      10,007      0.68         1.29 - 2.59      13.65 -  15.17
   2006...................  1,036   16.33 - 17.15      10,541      0.55         1.29 - 2.59      15.29 -  16.83

   Income Plus (Class Y Shares)
   2010...................  8,429   12.43 - 13.76     121,240      5.71         1.29 - 2.59       6.19 -   7.61
   2009................... 10,696   11.71 - 12.79     144,625      4.84         1.29 - 2.59      19.13 -  20.72
   2008................... 11,769    9.83 - 10.59     132,405      1.94         1.29 - 2.59     -11.47 - -10.28
   2007................... 15,284   11.10 - 11.81     191,480      5.10         1.29 - 2.59       2.98 -   4.36
   2006................... 16,996   10.78 - 11.31     205,030      5.01         1.29 - 2.59       2.62 -   3.98

   Limited Duration (Class Y Shares)
   2010...................  5,588    8.30 -  9.19      52,204      3.32         1.29 - 2.59      -0.43 -   0.90
   2009...................  6,355    8.34 -  9.11      58,968      4.16         1.29 - 2.59       2.82 -   4.20
   2008...................  6,856    8.11 -  8.74      61,310      1.79         1.29 - 2.59     -17.41 - -16.31
   2007...................  9,079    9.82 - 10.45      97,624      5.00         1.29 - 2.59       0.12 -   1.47
   2006................... 10,388    9.81 - 10.29     110,355      4.47         1.29 - 2.59       1.34 -   2.69

   Money Market (Class Y Shares)
   2010...................  6,282    9.44 - 10.45      64,508      0.01         1.29 - 2.59      -2.58 -  -1.28
   2009...................  7,480    9.69 - 10.59      78,126      0.01         1.29 - 2.59      -2.58 -  -1.28
   2008................... 10,268    9.95 - 10.72     108,869      2.25         1.29 - 2.59      -0.45 -   0.88
   2007...................  9,271    9.99 - 10.63      97,838      4.65         1.29 - 2.59       1.94 -   3.31
   2006...................  9,658    9.80 - 10.29      99,058      4.44         1.29 - 2.59       1.66 -   3.01

--------
(ca) For the period beginning January 1, 2009 and ended April 24, 2009

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                     AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                           ----------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                           UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                           (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series (Class Y Shares)
  Sub-Accounts
  (continued):
   Strategist (Class Y Shares)
   2010................... 4,237   $14.16 - 15.68    $55,142       1.36%        1.29 - 2.59%      3.74 -   5.13%
   2009................... 4,691    13.65 - 14.91     58,365       2.06         1.29 - 2.59      16.35 -  17.90
   2008................... 4,861    11.73 - 12.65     51,318       0.72         1.29 - 2.59     -26.17 - -25.18
   2007................... 6,083    15.89 - 16.91     85,755       2.54         1.29 - 2.59       5.55 -   6.97
   2006................... 7,497    15.06 - 15.81     98,826       2.40         1.29 - 2.59      11.79 -  13.27

   Utilities (Class Y Shares)
   2010................... 1,454    15.88 - 17.58     15,392       2.62         1.29 - 2.59       3.98 -   5.37
   2009................... 1,706    15.27 - 16.68     17,354       2.90         1.29 - 2.59      15.75 -  17.30
   2008................... 1,834    13.19 - 14.22     15,980       0.56         1.29 - 2.59     -35.17 - -34.31
   2007................... 2,333    20.35 - 21.65     30,831       1.63         1.29 - 2.59      16.92 -  18.48
   2006................... 2,977    17.40 - 18.27     33,317       1.79         1.29 - 2.59      16.93 -  18.48

Investments in the
  Neuberger & Berman
  Advisors Management
  Trust Sub-Accounts:
   AMT Mid-Cap Growth
   2008...................    --        NA -   NA         --       0.00          0.00 -  --          NA -    NA
   2007...................   < 1    18.97 - 18.97          6       0.00         1.59 - 1.59      20.59 -  20.59
   2006...................   < 1    15.73 - 16.01          7       0.00         1.37 - 1.59      12.89 -  13.14

   AMT Partners
   2010...................     2    13.58 - 13.58         34       0.64         1.59 - 1.59      13.84 -  14.34
   2009...................     3    11.93 - 11.93         31       2.16         1.59 - 1.59      53.61 -  53.61
   2008...................     4     7.76 -  7.76         31       0.38         1.59 - 1.59     -53.15 - -53.15
   2007...................     7    16.57 - 16.57        120       0.58         1.59 - 1.59       7.60 -   7.60
   2006...................     9    15.40 - 15.40        142       0.67         1.59 - 1.59      10.48 -  10.48

Investments in the
  Oppenheimer Variable
  Account Funds
  Sub-Accounts:
   Oppenheimer Balanced
   2010...................   206    10.91 - 10.99      2,237       1.35         1.15 - 1.80      10.88 -  11.62
   2009...................   215     9.84 -  9.84      2,103       0.00         1.15 - 1.80      19.70 -  20.50
   2008...................   237     8.17 -  8.22      1,884       3.47         1.15 - 1.80     -44.49 - -44.12
   2007...................   418    14.62 - 12.65      5,958       2.60         1.15 - 1.85       1.86 -   2.59
   2006...................   583    12.42 - 14.25      8,116       2.33         1.15 - 1.85       9.10 -   9.88

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable
  Account Funds
  Sub-Accounts
  (continued):
   Oppenheimer Capital Appreciation
   2010................   438   $ 8.37 - 10.64    $ 4,390       0.17%        1.15 - 1.85%      7.39 -   8.17%
   2009................   517     7.79 -  9.84      4,808       0.34         1.15 - 1.85      41.85 -  42.87
   2008................   693     5.49 -  6.89      4,515       0.16         1.15 - 1.85     -46.53 - -46.14
   2007................   919    10.27 - 12.79     11,166       0.23         1.15 - 1.85      12.03 -  12.84
   2006................ 1,171     9.17 - 11.33     12,520       0.38         1.15 - 1.85       5.96 -   6.72

   Oppenheimer Core Bond
   2010................   144     9.84 - 10.30      1,469       1.93         1.25 - 1.65       9.59 -  10.03
   2009................   176     8.98 -  9.36      1,638       0.00         1.25 - 1.65       7.82 -   8.25
   2008................   215     8.32 -  8.64      1,849       5.63         1.25 - 1.65     -40.05 - -39.81
   2007................   274    13.89 - 14.36      3,908       5.19         1.25 - 1.65       2.67 -   3.09
   2006................   295    13.52 - 13.93      4,089       5.42         1.25 - 1.65       3.56 -   3.97

   Oppenheimer Global Securities
   2010................   209    14.44 - 19.66      3,973       1.47         1.15 - 1.85      13.82 -  14.64
   2009................   271    12.69 - 17.15      4,473       2.23         1.15 - 1.85      37.19 -  38.17
   2008................   415     9.25 - 12.41      4,878       1.66         1.15 - 1.85     -41.30 - -40.87
   2007................   578    15.75 - 20.99     11,553       1.40         1.15 - 1.85       4.34 -   5.10
   2006................   635    15.10 - 19.97     12,151       1.05         1.15 - 1.85      15.52 -  16.35

   Oppenheimer Global Strategic Income (bi)
   2010................   186    16.58 - 18.85      3,331       8.70         1.15 - 2.00      12.67 -  13.65
   2009................   217    14.71 - 16.59      3,424       0.50         1.15 - 2.00      16.45 -  17.47
   2008................   284    12.63 - 14.12      3,812       6.36         1.15 - 2.00     -15.92 - -15.19
   2007................   405    15.03 - 16.65      6,438       3.77         1.15 - 2.00       7.49 -   8.43
   2006................   426    13.98 - 15.36      6,285       4.52         1.15 - 2.00       5.34 -   6.26

   Oppenheimer High Income
   2010................   100     3.81 -  3.89        385       6.35         1.25 - 1.45      13.16 -  13.39
   2009................   116     3.36 -  3.43        396       0.00         1.25 - 1.45      23.51 -  23.76
   2008................   119     2.72 -  2.78        327       9.47         1.25 - 1.45     -78.98 - -78.94
   2007................   133    12.96 - 13.18      1,743       7.40         1.25 - 1.45      -1.55 -  -1.35
   2006................   144    13.16 - 13.36      1,908       7.32         1.25 - 1.45       7.85 -   8.07

--------
(bi)Previously known as Oppenheimer Strategic Bond

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable
  Account Funds Sub-
  Accounts (continued):
   Oppenheimer Main Street
   2010.................   230   $10.15 - 10.23    $ 2,277       1.12%        1.15 - 1.85%     13.96 -  14.78%
   2010.................   279     8.91 -  8.91      2,418       1.90         1.15 - 1.85      25.91 -  26.82
   2008.................   362     7.03 -  7.07      2,499       1.67         1.15 - 1.85     -39.61 - -39.17
   2007.................   542    11.56 - 11.71      6,186       1.09         1.15 - 1.85       2.48 -  -3.22
   2006.................   751    11.19 - 11.43      8,286       1.20         1.15 - 1.85      12.90 -  13.71

   Oppenheimer Main Street Small Cap
   2010.................    77    20.46 - 21.41      1,628       0.66         1.25 - 1.65      21.39 -  21.87
   2010.................   107    16.85 - 17.57      1,876       0.91         1.25 - 1.65      34.95 -  35.49
   2010.................   135    12.49 - 12.97      1,741       0.55         1.25 - 1.65     -38.85 - -38.60
   2007.................   189    20.42 - 21.12      3,970       0.35         1.25 - 1.65      -2.84 -  -2.44
   2006.................   218    21.02 - 21.65      4,716       0.16         1.25 - 1.65      13.12 -  13.57

   Oppenheimer Small- & Mid-Cap Growth (bh)
   2010.................   108     8.49 -  8.56        762       0.00         1.15 - 1.85      25.11 -  26.01
   2009.................   130     6.74 -  6.84        738       0.00         1.15 - 1.85      30.15 -  31.09
   2008.................   136     5.14 -  5.26        641       0.00         1.15 - 1.85     -50.01 - -49.65
   2007.................   208    10.21 - 10.51      1,931       0.00         1.15 - 1.85       4.35 -   5.11
   2006.................   290     9.71 - 10.07      2,481       0.00         1.15 - 1.85       1.06 -   1.78

Investments in the
  Oppenheimer Variable
  Account Funds
  (Service Shares
  ("SS")) Sub-Accounts:
   Oppenheimer Balanced (SS)
   2010................. 1,463    10.90 - 12.14     17,337       1.16         1.29 - 2.59       9.76 -  11.22
   2009................. 1,684     9.93 - 10.91     17,990       0.00         1.29 - 2.59      18.45 -  20.03
   2008................. 1,944     8.38 -  9.09     17,362       2.83         1.29 - 2.59     -45.08 - -44.34
   2007................. 2,462    15.26 - 16.34     39,598       2.43         1.29 - 2.59       0.79 -   2.14
   2006................. 2,694    15.14 - 15.99     42,541       1.92         1.29 - 2.59       7.99 -   9.43

   Oppenheimer Capital Appreciation (SS)
   2010................. 3,242    11.82 - 13.19     41,804       0.00         1.29 - 2.69       6.21 -   7.74
   2009................. 3,795    11.13 - 12.24     45,528       0.01         1.29 - 2.69      40.28 -  42.29
   2008................. 4,530     7.93 -  8.60     38,313       0.00         1.29 - 2.69     -47.13 - -46.36
   2007................. 5,117    15.00 - 16.04     80,890       0.01         1.29 - 2.69      10.78 -  12.38
   2006................. 5,621    13.54 - 14.27     79,301       0.19         1.29 - 2.69       4.79 -   6.30

--------
(bh)Previously known as Oppenheimer MidCap Fund

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable
  Account Funds
  (Service Shares
  ("SS")) Sub-Accounts
  (continued):
   Oppenheimer Core Bond (SS)
   2010................ 4,692   $ 7.19 -  7.73    $ 35,711      1.68%        1.29 - 2.44%      8.57 -   9.85%
   2009................ 5,217     6.62 -  7.04      36,231      0.00         1.29 - 2.44       6.39 -   7.64
   2008................ 5,071     6.22 -  6.54      32,809      5.08         1.29 - 2.44     -40.56 - -39.86
   2007................ 5,214    10.44 - 10.88      56,223      4.34         1.29 - 2.54       1.43 -   2.74
   2006................ 3,076    10.29 - 10.59      32,374      1.98         1.29 - 2.54       2.88 -   3.58

   Oppenheimer Global Securities (SS)
   2010................ 1,111    19.15 - 21.24      23,050      1.24         1.29 - 2.54      12.77 -  14.21
   2009................ 1,307    16.98 - 18.60      23,816      1.88         1.29 - 2.54      35.81 -  37.56
   2008................ 1,565    12.51 - 13.52      20,791      1.35         1.29 - 2.54     -41.85 - -41.10
   2007................ 1,975    21.51 - 22.96      44,656      1.18         1.29 - 2.54       3.37 -   4.71
   2006................ 2,040    20.80 - 21.92      44,168      0.86         1.29 - 2.54      14.39 -  15.85

   Oppenheimer Global Strat Income (SS) (bk)
   2010................ 5,770    15.06   16.92      95,404      8.36         1.29   2.69      11.69    13.29
   2009................ 6,798    13.49   14.93      99,442      0.24         1.29   2.69      15.22    16.88
   2008................ 7,484    11.70 - 12.78      93,918      5.46         1.29 - 2.69     -16.79 - -15.59
   2007................ 9,242    14.07 - 15.14     137,792      3.44         1.29 - 2.69       6.59 -   8.13
   2006................ 9,618    13.20 - 14.00     132,951      4.00         1.29 - 2.69       4.36 -   5.85

   Oppenheimer High Income (SS)
   2010................ 3,580     3.98 -  4.43      15,512      6.06         1.29 - 2.59      11.48 -  12.97
   2009................ 4,122     3.57 -  3.92      15,852      0.00         1.29 - 2.59      22.69 -  24.33
   2008................ 4,041     2.91 -  3.16      12,541      8.10         1.29 - 2.59     -79.13 - -78.85
   2007................ 2,526    13.95 - 14.93      37,113      7.13         1.29 - 2.59      -3.06 - - 1.76
   2006................ 2,719    14.39 - 15.19      40,761      7.14         1.29 - 2.59       6.41 -   7.82

   Oppenheimer Main Street (SS)
   2010................ 4,508    12.97 - 14.57      64,079      0.90         1.29 - 2.69      12.71 -  14.33
   2009................ 5,396    11.51 - 12.74      67,248      1.59         1.29 - 2.69      24.55 -  26.34
   2008................ 6,195     9.24 - 10.09      61,294      1.29         1.29 - 2.69     -40.28 - -39.42
   2007................ 6,913    15.47 - 16.65     113,262      0.87         1.29 - 2.69       1.33 -   2.80
   2006................ 7,324    15.27 - 16.20     117,037      0.94         1.29 - 2.69      11.68 -  13.28

   Oppenheimer Main Street Small Cap (SS)
   2010................ 1,421    18.67 - 20.80      28,817      0.42         1.29   2.59      19.87 -  21.47
   2009................ 1,723    15.58 - 17.12      28,860      0.63         1.29   2.59      33.34 -  35.12
   2008................ 2,004    11.68 - 12.67      24,922      0.29         1.29 - 2.59     -39.61 - -38.80
   2007................ 2,386    19.35 - 20.71      48,610      0.17         1.29 - 2.59      -3.96 -  -2.67
   2006................ 2,636    20.15 - 21.28      55,315      0.02         1.29 - 2.59      11.70 -  13.18

--------
(bj)Previously known as Oppenheimer MidCap Fund (SS)
(bk)Previously known as Oppenheimer Strategic Bond (SS)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable
  Account Funds
  (Service Shares
  ("SS")) Sub-Accounts
  (continued):
   Oppenheimer Small- & Mid-Cap Growth (SS) (bj)
   2010................   752   $12.82 - 14.16    $10,365        0.00%       1.29 - 2.49%     24.00 -  25.52%
   2009................   914    10.34 - 11.28     10,067        0.00        1.29 - 2.49      28.97 -  30.55
   2008................ 1,041     8.02 -  8.64      8,817        0.00        1.29 - 2.49     -50.48 - -49.87
   2007................ 1,246    16.19 - 17.24     21,104        0.00        1.29 - 2.49       3.38 -   4.66
   2006................ 1,382    15.66 - 16.47     22,453        0.00        1.29 - 2.49       0.15 -   1.38

Investments in the
  PIMCO Variable
  Insurance Trust
  Sub-Account:
   Foreign Bond (US Dollar-Hedged)
   2010................   < 1    14.00 - 14.00          1        1.79        1.50 - 1.50       6.87 -   6.87
   2009................   < 1    13.10 - 13.10          2        3.25        1.50 - 1.50      13.90 -  13.90
   2008................   < 1    11.50 - 11.50          2        3.76        1.50 - 1.50      -3.85 -  -3.85
   2007................   < 1    11.96 - 11.96          3        3.30        1.50 - 1.50       2.07 -   2.07
   2006................   < 1    11.72 - 11.72          3        3.19        1.50 - 1.50       0.66 -   0.66

   Money Market
   2010................     2    10.40 - 10.40         22        0.05        1.50 - 1.50      -1.45 -  -1.45
   2009................     2    10.56 - 10.56         24        0.11        1.50 - 1.50      -1.39 -  -1.39
   2008................     2    10.71 - 10.71         23        2.32        1.50 - 1.50       0.72 -   0.72
   2007................     2    10.63 - 10.63         25        4.34        1.50 - 1.50       3.30 -   3.30
   2006................     1    10.29 - 10.29          9        4.50        1.50 - 1.50       3.05 -   3.05

   PIMCO Total Return
   2010................   < 1    15.65 - 15.65          1        2.32        1.50 - 1.50       6.50 -   6.50
   2009................   < 1    14.70 - 14.70          1        2.60        1.50 - 1.50      12.36 -  12.36
   2008................   < 1    13.08 - 13.08          3        3.14        1.50 - 1.50       3.25 -   3.25
   2007................     1    12.67 - 12.67         15        4.83        1.50 - 1.50       7.13 -   7.13
   2006................     1    11.83 - 11.83         13        4.56        1.50 - 1.50       2.30 -   2.30

   PIMCO VIT Commodity RealReturn Strategy
   2010................   520    10.40 - 10.99      5,621       13.62        1.29 - 2.44      21.22 -  22.65
   2009................   447     8.58 -  8.96      3,952        5.99        1.29 - 2.44      38.16 -  39.79
   2008................   318     6.21 -  6.41      2,015        6.55        1.29 - 2.44     -45.23 - -44.58
   2007................   226    11.34 - 11.57      2,599        4.29        1.29 - 2.44      20.12 -  21.55
   2006 (cm)...........   214     9.44 -  9.52      2,034        5.88        1.29 - 2.44      -5.58 -  -4.83

--------
(cm)For the period beginning May 1, 2006 and ended December 31, 2006
(bj)Previously known as Oppenheimer MidCap Fund (SS)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  PIMCO Variable
  Insurance Trust
  Sub-Account
  (continued):
   PIMCO VIT Emerging Markets Bond (Advisor Shares)
   2010.................   188   $ 12.72 - 13.44   $ 2,484       4.43%        1.29 - 2.44%      9.32 -  10.61%
   2009.................   122     11.64 - 12.15     1,468       5.78         1.29 - 2.44      27.28 -  28.78
   2008.................    90      9.14 -  9.43       840       8.08         1.29 - 2.44     -16.75 - -15.77
   2007.................    66     10.98 - 11.20       740       6.02         1.29 - 2.44       3.14 -   4.36
   2006 (cm)............    43     10.65 - 10.73       458       3.30         1.29 - 2.44       6.48 -   7.32

   PIMCO VIT Real Return (Advisor Shares)
   2010.................   723     11.96 - 12.63     8,968       1.42         1.29 - 2.44       5.37 -   6.61
   2009.................   832     11.35 - 11.85     9,721       2.84         1.29 - 2.44      15.39 -  16.75
   2008.................   814      9.84 - 10.15     8,164       4.52         1.29 - 2.44      -9.40 -  -8.33
   2007.................   895     10.90 - 11.07     9,823       5.21         1.29 - 2.19       8.14 -   9.14
   2006 (cm)............   178     10.08 - 10.15     1,798       2.98         1.29 - 2.19       0.84 -   1.46

   PIMCO VIT Total Return (Advisor Shares)
   2010................. 2,369    12.91  - 13.73    31,973       2.38         1.29 - 2.59       5.21 -   6.62
   2009................. 2,629    12.27  - 12.88    33,411       5.11         1.29 - 2.59      11.01 -  12.49
   2008................. 2,039     11.10 - 11.45    23,112       4.90         1.29 - 2.44       2.16 -   3.36
   2007................. 2,169     10.87 - 11.08    23,862       5.08         1.29 - 2.39       6.05 -   7.25
   2006 (cm)............ 1,168     10.25 - 10.33    12,031       3.13         1.29 - 2.39       2.51 -   3.29

Investments in the
  Premier VIT
  Sub-Accounts:
   OpCap Balanced
   2009 (ca)............    --        N/A -  N/A        --       4.76         1.50 - 1.50      -3.57 -  -3.57
   2008.................     1      7.61 -  7.61         6       2.45         1.50 - 1.50     -32.21 - -32.21
   2007.................     1     11.22 - 11.22        10       1.40         1.50 - 1.50      -5.88 -  -5.88
   2006.................     1     11.92 - 11.92        10       0.80         1.50 - 1.50       9.14 -   9.14

Investments in the
  Putnam Variable Trust
  Sub-Accounts:
   VT American Government Income
   2010................. 2,370     15.14   18.02    37,973       7.87         0.80 - 2.15       2.90 -   4.32
   2009................. 2,804     14.71   17.28    43,436       4.22         0.80 - 2.15      18.40 -  20.03
   2008................. 3,186     12.43 - 14.39    41,621       4.82         0.80 - 2.15      -1.86 -  -0.50
   2007................. 3,631     12.66 - 14.47    47,951       4.83         0.80 - 2.15       6.02 -   7.49
   2006................. 4,029     11.94 - 13.46    49,819       4.18         0.80 - 2.15       1.01 -   2.40

--------
(ca)For the period beginning January 1, 2009 and ended April 24, 2009
(cm)For the period beginning May 1, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT Capital Appreciation
   2009 (cb)(cc).....     --      N/A -  N/A    $     --       1.56%       0.80 - 2.15%     -7.07 -  -6.92%
   2008..............  1,199  $ 5.10 -  5.70       6,499       0.45        0.80 - 2.15     -39.72 - -38.89
   2007..............  1,468    8.46 -  9.32      13,118       0.15        0.80 - 2.15      -8.96 -  -7.70
   2006..............  1,670    9.29 - 10.10      16,265       0.11        0.80 - 2.15       9.91 -  11.43

   VT Capital Opportunities
   2010..............    301   18.30 - 20.33       5,847       0.23        0.80 - 2.15      26.75 -  28.50
   2009..............    290   14.44 - 15.82       4,415       0.54        0.80 - 2.15      42.49 -  44.46
   2008..............    289   10.13 - 10.95       3,065       0.45        0.80 - 2.15     -36.58 - -35.70
   2007..............    382   16.25 - 17.03       6,344       0.00        0.80 - 1.80     -11.19 - -10.28
   2006..............    446   18.29 - 18.98       8,302       0.09        0.80 - 1.80      13.15 -  14.30

   VT Discovery Growth
   2009 (cc)(cd).....     --    N/A - N/A             --       0.03        0.80 - 2.15      -2.15 -  -1.99
   2008..............  2,154    3.17 -  3.54       7,383       0.00        0.80 - 2.15     -44.52 - -43.75
   2007..............  2,620    5.71 -  6.29      16,059       0.00        0.80 - 2.15       7.93 -   9.43
   2006..............  2,971    5.29 -  5.75      16,757       0.00        0.80 - 2.15       8.69 -  10.18

   VT Diversified Income
   2010..............  2,431   15.85 - 18.49      40,914      14.58        0.80 - 2.15      10.25 -  11.77
   2009..............  3,023   14.38 - 16.54      45,809       7.06        0.80 - 2.15      52.02 -  54.11
   2008..............  3,545    9.46 - 10.73      35,080       6.81        0.80 - 2.15     -32.30 - -31.37
   2007..............  4,904   13.97 - 15.64      71,148       5.14        0.80 - 2.15       1.88 -   3.29
   2006..............  5,915   13.71 - 15.14      83,598       5.74        0.80 - 2.15       4.01 -   5.45

   VT Equity Income
   2010..............  6,698    8.44 - 16.33      95,741       1.92        0.80 - 2.59     -28.97 -  11.71
   2009 (ce).........  7,991    7.70 - 14.62     103,261       1.70        0.80 - 2.59      26.43 -  33.92
   2008..............  1,857   10.70 - 11.57      20,816       2.05        0.80 - 2.15     -32.62 - -31.69
   2007..............  2,132   15.88 - 16.93      35,171       1.40        0.80 - 2.15       0.96 -   2.36
   2006..............  2,267   15.73 - 16.54      36,750       1.08        0.80 - 2.15      16.30 -  17.90

   VT George Putnam Balanced (bl)
   2010..............  7,236   10.37 - 11.05      76,076       5.12        0.80 - 2.69       7.85 -   9.94
   2009..............  8,496    9.62 - 10.05      81,676       4.47        0.80 - 2.69      22.25 -  24.62
   2008..............  9,817    7.87 -  8.06      76,072       5.00        0.80 - 2.69     -42.32 - -41.20
   2007.............. 13,315   13.64 - 13.71     176,035       2.89        0.80 - 2.69      -1.78 -   0.14
   2006.............. 16,006   13.69 - 13.89     211,492       2.56        0.80 - 2.69       8.92 -  11.03

--------
(bl) Previously known as VT The George Putnam Fund of Boston
(cb)On February 13, 2009, VT Capital Appreciation merged into VT Investors Fund
(cc)For the period beginning January 1, 2009 and ended February 12, 2009
(cd)On February 13, 2009, VT Discovery Growth merged into VT New Opportunities
(ce)On February 13, 2009, VT New Value merged into VT Equity Income Fund

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)
                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT Global Asset
     Allocation
   2010..............  2,438  $12.69 - 14.38    $ 32,764      5.64%        0.80 - 2.59%     11.72 -  13.77%
   2009..............  2,788   11.15 - 12.87      32,863      5.58         0.80 - 2.59      31.71 -  34.12
   2008..............  3,028    8.31 -  9.77      26,810      3.98         0.80 - 2.59     -35.05 - -33.86
   2007..............  3,664   12.57 - 15.05      49,585      0.54         0.80 - 2.59       0.26 -   2.11
   2006..............  3,913   12.31 - 15.01      51,614      2.53         0.80 - 2.59       9.94 -  11.96

   VT Global Equity
   2010..............  2,785    5.49 -  7.96      21,878      2.20         0.80 - 2.15       7.48 -   8.96
   2009..............  3,494    5.10 -  7.31      25,105      0.00         0.80 - 2.15      27.18 -  28.93
   2008..............  4,024    4.01 -  5.67      22,593      2.58         0.80 - 2.15     -46.52 - -45.79
   2007..............  5,116    7.51 - 10.46      53,911      2.20         0.80 - 2.15       6.67 -   8.15
   2006..............  6,002    7.04 -  9.67      59,229      0.34         0.80 - 2.15      20.58 -  22.23

   VT Global Health Care
   2010..............  2,434   12.47 - 13.58      30,167      1.95         0.80 - 2.49      -0.08 -   1.65
   2009..............  2,932   12.48 - 13.36      35,955      0.00         0.80 - 2.49      22.87 -  24.99
   2008..............  3,362   10.16 - 10.69      33,195      0.00         0.80 - 2.49     -19.14 - -17.74
   2007..............  4,274   12.57 - 12.99      51,583      0.86         0.80 - 2.49      -3.09 -  -1.40
   2006..............  5,445   12.97 - 13.17      67,227      0.32         0.80 - 2.49       0.24 -   1.97

   VT Global Utilities
   2010..............  1,528   11.63 - 17.58      18,568      4.00         0.80 - 2.69      -0.90 -   1.02
   2009..............  1,865   11.51 - 17.74      22,486      3.78         0.80 - 2.69       4.47 -   6.50
   2008..............  2,221   10.81 - 16.98      25,182      2.33         0.80 - 2.69     -32.36 - -31.05
   2007..............  2,932   15.68 - 25.11      48,605      1.77         0.80 - 2.69      16.70 -  18.98
   2006..............  3,637   13.17 - 21.51      50,959      2.86         0.80 - 2.69      23.63 -  26.02

   VT Growth and Income
   2010.............. 17,810   11.58 - 12.80     184,255      1.54         0.70 - 2.69      11.30 -  13.58
   2009.............. 21,905   10.19 - 11.50     200,607      2.59         0.70 - 2.69      26.32 -  28.91
   2008.............. 25,667    7.91 -  9.11     183,219      2.19         0.70 - 2.69     -40.35 - -39.12
   2007.............. 34,907   12.99 - 15.27     410,138      1.43         0.70 - 2.69      -8.58 -  -6.70
   2006.............. 44,194   13.92 - 16.70     557,237      1.56         0.70 - 2.69      12.80 -  15.10

   VT Growth Opportunities
   2010..............  2,306    4.36 -  5.07      10,973      0.21         0.80 - 2.15      14.79 -  16.38
   2009..............  2,856    3.80 -  4.35      11,750      0.75         0.80 - 2.15      37.83 -  39.73
   2008..............  2,985    2.75 -  3.11       8,853      0.00         0.80 - 2.15     -39.02 - -38.18
   2007..............  3,715    4.52 -  5.04      17,940      0.06         0.80 - 2.15       3.13 -   4.56
   2006..............  4,517    4.38 -  4.82      20,995      0.06         0.80 - 2.15       6.23 -   7.69

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)
                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT High Yield
   2010..............  3,100  $18.05 - 18.56    $ 56,454       7.51%       0.80 - 2.59%     11.09 -  13.13%
   2009..............  3,703   16.25 - 16.40      59,793      10.29        0.80 - 2.59      46.30 -  48.98
   2008..............  4,230   11.01 - 11.11      46,172      10.22        0.80 - 2.59     -27.98 - -26.66
   2007..............  5,637   15.01 - 15.42      84,132       8.15        0.80 - 2.59       0.12 -   1.97
   2006..............  6,642   14.72 - 15.40      97,207       7.59        0.80 - 2.59       7.67 -   9.64

   VT Income
   2010..............  8,791   12.47 - 17.10     127,121      11.26        0.80 - 2.54       7.08 -   8.99
   2009.............. 10,248   11.64 - 15.69     137,453       5.87        0.80 - 2.54      42.93 -  45.48
   2008.............. 12,143    8.12 - 10.78     112,751       7.83        0.80 - 2.59     -25.90 - -24.53
   2007.............. 16,149   10.96 - 14.29     200,711       5.31        0.80 - 2.59       2.48 -   4.38
   2006.............. 17,751   10.69 - 13.69     214,023       4.26        0.80 - 2.59       1.82 -   3.69

   VT International Equity
   2010.............. 10,864   10.25 - 14.51     132,418       3.50        0.70 - 2.59       1.61 -   9.26
   2009.............. 13,331    9.38 - 13.54     149,649       0.00        0.70 - 2.59      21.40 -  23.76
   2008.............. 15,307    7.58 - 11.15     139,839       2.21        0.70 - 2.59     -45.41 - -44.34
   2007.............. 19,162   13.62 - 20.43     314,634       2.98        0.70 - 2.59       5.55 -   7.61
   2006.............. 21,968   12.65 - 19.36     332,657       0.60        0.70 - 2.59      24.42 -  26.83

   VT International Growth (bm)
   2010..............  1,737    7.49 - 11.45      19,448       2.77        0.80 - 2.15       9.79 -  11.31
   2009..............  2,263    6.82 - 10.29      22,562       1.37        0.80 - 2.15      35.39 -  37.26
   2008..............  2,503    5.04 -  7.50      18,319       1.57        0.80 - 2.15    -43.72  - -42.94
   2007..............  3,053    8.95 - 13.14      39,492       0.89        0.80 - 2.15      10.77 -  12.30
   2006..............  3,427    8.08 - 11.70      40,874       1.30        0.80 - 2.15      23.43 -  25.13

   VT International Value (bn)
   2010..............  1,943   10.37 - 12.66      23,612       3.26        0.80 - 2.15       4.82 -   6.27
   2009..............  2,451    9.90 - 11.92      28,222       0.00        0.80 - 2.15     23.48  -  25.18
   2008..............  2,829    8.02 -  9.52      26,205       1.95        0.80 - 2.15     -47.18 - -46.45
   2007..............  3,773   15.18 - 17.78      65,688       1.86        0.80 - 2.15       4.69 -   6.15
   2006..............  4,476   14.50 - 16.75      73,975       1.15        0.80 - 2.15     24.50  -  26.21

   VT Investors
   2010..............  8,264    7.51 - 12.13      64,481       1.24        0.80 - 2.44      4.16  -  13.01
   2009 (cb)......... 10,361    6.65 - 10.92      71,150       1.16        0.80 - 2.44     27.63  -  29.78
   2008.............. 10,759    5.12 -  8.55      57,782       0.25        0.80 - 2.44     -41.03 - -40.03
   2007.............. 14,393    8.54 - 14.50     128,941       0.37        0.80 - 2.44      -7.49 - - 5.93
   2006.............. 18,055    9.08 - 15.68     172,343       0.41        0.80 - 2.44     11.16  -  13.02

--------
(bm)Previously known as VT International New Opportunities
(bn)Previously known as VT International Growth and Income
(cb)On February 13, 2009, VT Capital Appreciation merged into VT Investors Fund

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)
                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT Money Market
   2010.............. 10,950  $ 9.43 - 11.96    $114,782      0.04%        0.80 - 2.59%    -2.55  -   0.76%
   2009.............. 13,389    9.68 - 12.05     142,436      0.21         0.80 - 2.59      -2.39 -  -0.59
   2008.............. 14,697    9.98 - 12.12     159,605      2.73         0.80 - 2.49       0.01 -   1.75
   2007.............. 14,737    9.95 - 11.91     157,819      4.74         0.80 - 2.54       2.13 -   3.97
   2006.............. 14,482    9.75 - 11.46     150,672      4.27         0.80 - 2.54     -2.54  -   3.54

   VT Multi-Cap Growth (bo)
   2010.............. 12,642    7.88 - 14.88     101,745      0.25         0.80 - 2.69     16.34  -  18.60
   2009..............  8,619    6.65 - 12.79      57,927      0.38         0.80 - 2.69     28.58  -  31.08
   2008..............  8,465    5.07 -  9.95      44,020      0.00         0.80 - 2.69     -40.40 - -39.24
   2007.............. 10,620    8.35 - 16.69      91,485      0.00         0.80 - 2.69       2.88 -   4.89
   2006.............. 13,161    7.96 - 16.22     109,501      0.00         0.80 - 2.69       5.65 -   7.69

   VT Multi-Cap Value (bp)
   2010..............    471   16.56 - 18.18       8,199      0.31         0.80 - 2.00     21.58  -  23.07
   2009..............    564   13.53 - 14.77       8,018      0.31         0.80 - 2.10     36.08  -  37.89
   2008..............    686    9.94 - 10.71       7,113      0.42         0.80 - 2.10     -44.03 - -43.29
   2007..............    900   17.72 - 18.89      16,547      1.58         0.80 - 2.15     -0.51  -   0.87
   2006..............  1,083   17.81 - 18.72      19,862      0.22         0.80 - 2.15     12.60  -  14.15

   VT New Opportunities
   2009 (cd).........  8,619    6.65 - 12.79      57,927      0.38         0.80 - 2.69      28.58 -  31.08
   2008..............  8,465   5.07  -  9.95      44,020      0.00         0.80 - 2.69     -40.40 - -39.24
   2007.............. 10,620   8.35  - 16.69      91,485      0.00         0.80 - 2.69       2.88 -   4.89
   2006.............. 13,161   7.96  - 16.22     109,501      0.00         0.80 - 2.69       5.65 -   7.69

   VT New Value
   2009 (ce)(cc).....     --     N/A  -  N/A          --      2.82         0.80 - 2.69      -5.97 -  -5.75
   2008..............  8,326   6.11  -  9.51      72,807      1.86         0.80 - 2.59     -46.19 - -45.20
   2007.............. 10,280   11.36 - 17.36     164,993      1.21         0.80 - 2.59      -7.37 -  -5.65
   2006.............. 11,867   12.26 - 18.40     201,899      1.05         0.80 - 2.59      13.02 -  15.09

   VT OTC & Emerging Growth
   2009 (cc)(cf).....     --     N/A  -  N/A          --      0.00         0.80 - 2.15      -3.04 -  -2.88
   2008..............  4,304   1.39  -  2.78      11,994      0.00         0.80 - 2.10     -46.80 - -46.09
   2007..............  5,172   2.62  -  5.15      26,995      0.00         0.80 - 2.10      10.31 -  11.78
   2006..............  6,258   2.37  -  4.61      29,518      0.00         0.80 - 2.10      10.05 -  11.51

--------
(bo)Previously known as VT New Opportunities
(bp)Previously known as VT Mid Cap Value
(cc) For the period beginning January 1, 2009 and ended February 12, 2009
(cd) On February 13, 2009, VT Discovery Growth merged into VT New Opportunities
(ce) On February 13, 2009, VT New Value merged into VT Equity Income Fund
(cf) On February 13, 2009, VT OTC & Emerging Growth merged into VT Vista Fund

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)
                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT Research
   2010...............  3,483  $ 9.46 - 13.29    $ 32,906      1.04%        0.80 - 2.34%     13.66 -  15.45%
   2009...............  4,329    8.19 - 11.69      35,684      1.10         0.80 - 2.34      30.07 -  32.12
   2008...............  5,038    6.20 -  8.99      31,642      1.02         0.80 - 2.34     -39.99 - -39.04
   2007...............  6,452   10.17 - 14.98      66,808      0.44         0.80 - 2.34      -1.81 -  -0.25
   2006...............  8,102   10.20 - 15.25      84,868      0.56         0.80 - 2.34      8.71  -  10.42

   VT Small Cap Value
   2010...............  3,255   12.95 - 14.43      57,624      0.30         0.70 - 2.30      23.12 -  25.11
   2009...............  3,821   10.52 - 11.54      55,216      1.61         0.70 - 2.30      28.54 -  30.62
   2008...............  4,401    8.18 -  8.83      49,462      1.51         0.70 - 2.30     -40.74 - -39.78
   2007...............  5,749   13.81 - 14.67     109,014      0.64         0.70 - 2.30     -14.72 - -13.33
   2006...............  7,373   16.19 - 16.92     164,020      0.33         0.70 - 2.30      14.64 -  16.48

   VT Vista
   2010 (bq)(br)......     --      N/A -  N/A          --      0.02         0.80 - 2.69      10.72 -  12.28
   2009 (cf)..........  6,260    7.79 - 12.54      47,351      0.00         0.80 - 2.69      35.01 -  37.64
   2008...............  4,906    5.66 -  9.29      27,891      0.00         0.80 - 2.69     -47.01 - -45.98
   2007...............  6,528   10.47 - 17.53      68,837      0.00         0.80 - 2.69       1.00 -   2.97
   2006...............  8,515   10.17 - 17.36      87,412      0.00         0.80 - 2.69       2.62 -   4.61

   VT Voyager
   2010............... 13,951    8.73 - 15.62     156,358      1.28         0.70 - 2.69      17.55 -  19.96
   2009............... 17,282    7.28 - 13.28     161,418      0.81         0.70 - 2.69      59.49 -  62.75
   2008............... 19,903    4.47 -  8.33     115,942      0.00         0.70 - 2.69     -38.73 - -37.47
   2007............... 26,242    7.15 - 13.59     244,632      0.00         0.70 - 2.69       2.67 -   4.78
   2006............... 33,891    6.83 - 13.24     303,969      0.11         0.70 - 2.69       2.61 -   4.70

Investments in the
  RidgeWorth Variable
  Trust Sub-Accounts:
   RidgeWorth Large Cap Core Equity Fund
   2009...............     --      N/A -  N/A          --      0.86         1.15 - 2.69      -4.61 -  -4.14
   2008...............    187    8.46 -  9.17       1,572      0.98         1.15 - 2.19     -39.27 - -38.61
   2007...............    269   13.78 - 17.22       3,650      1.17         1.15 - 2.19      -1.43 -  -0.37
   2006...............    367   13.84 - 15.32       5,013      1.22         1.15 - 2.19      13.66 -  14.87

--------
(bq)On September 24, 2010 VT Vista merged in to VT Multi-Cap Growth
(br)For the period beginning January 1, 2010 and ended September 23, 2010
(cf)On February 13, 2009, VT OTC & Emerging Growth merged into VT Vista Fund

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)
                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  RidgeWorth Variable
  Trust Sub-Accounts
  (continued):
   RidgeWorth Large Cap Growth Stock
   2009 (ca).............    --       N/A -  N/A    $    --        0.95%       1.15 - 2.69%      1.32 -   1.82%
   2008..................   546   $ 6.92 -  7.62      6,777        0.25        1.15 - 2.34     -42.07 - -41.36
   2007..................   755    11.80 - 13.15     15,510        0.38        1.15 - 2.34      12.57 -  13.95
   2006.................. 1,120    10.35 - 11.68     21,018        0.27        1.15 - 2.34       8.24 -   9.56

   RidgeWorth Large Cap Value Equity Fund
   2009 (ca).............    --       N/A -  N/A         --        1.24        1.15 - 2.69      -5.81 -  -5.34
   2008..................   534     9.71 - 10.24      7,773        2.09        1.15 - 2.19     -34.26 - -33.56
   2007..................   711    14.61 - 15.57     15,457        1.51        1.15 - 2.19       1.28 -   2.36
   2006.................. 1,011    14.27 - 15.37     22,014        1.40        1.15 - 2.19      19.79 -  21.07

   RidgeWorth Mid-Cap Core Equity Fund
   2009 (ca).............    --       N/A -  N/A         --        0.91        1.15 - 2.69      -1.03 -  -0.54
   2008..................   248     7.39 -  9.46      2,606        0.68        1.15 - 2.09     -41.90 - -41.34
   2007..................   331    12.60 - 16.29      5,835        0.22        1.15 - 2.09       2.97 -   3.97
   2006..................   480    12.12 - 15.82      8,465        0.39        1.15 - 2.09       8.41 -   9.46

Investments in the
  RidgeWorth Variable
  Trust Sub-Accounts:
   RidgeWorth Small Cap Value Equity Fund
   2009 (ca).............    --       N/A -  N/A         --       0.780        1.15 - 2.69       1.60 -   2.11
   2008..................   239    11.93 - 19.87      3,491        1.63        1.15 - 2.39     -34.74 - -33.91
   2007..................   351    18.28 - 30.07      7,960        0.91        1.15 - 2.39       0.09 -   1.38
   2006..................   439    18.26 - 29.66     10,021        0.45        1.15 - 2.39      13.34 -  14.78

Investments in the Rydex
  Variable Trust Sub-
  Account:
   Rydex VT Nasdaq 100 Strategy Fund
   2009..................    --       N/A -  N/A         --        0.00        1.50 - 1.50      49.72 -  49.72
   2008..................   < 1     8.69 -  8.69          1        0.04        1.50 - 1.50     -42.79 - -42.79
   2007..................   < 1    15.19 - 15.19          7        0.08        1.50 - 1.50      16.05 -  16.05
   2006..................   < 1    13.09 - 13.09          5        0.00        1.50 - 1.50       4.19 -   4.19

--------
(ca)For the period beginning January 1, 2009 and ended April 24, 2009

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)
                                     AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                           ----------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                           UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                           (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the The
  Universal Institutional
  Funds, Inc. Sub-
  Accounts:
   Van Kampen UIF Capital Growth
   2010................... 2,712   $10.48  - 13.77   $30,980       0.12%        0.70 - 2.69%    19.56  -  22.00%
   2009................... 3,168     8.59  - 11.51    30,116       0.00         0.70 - 2.69     61.10  -  64.40
   2008................... 3,844      5.22 -  7.15    22,578       0.20         0.70 - 2.69     -50.56 - -49.54
   2007................... 4,748    10.35  - 14.46    55,126       0.00         0.70 - 2.69     18.61  -  21.05
   2006................... 5,948     8.55  - 12.19    58,189       0.00         0.70 - 2.69       1.31 -   3.38

   Van Kampen UIF Core Plus Fixed Income
   2010...................    75    12.41  - 13.04       967       6.74         1.35 - 1.85       5.16 -   5.70
   2009...................   102    11.81  - 12.34     1,237       8.60         1.35 - 1.85       7.62 -   8.16
   2008...................    88    10.97  - 12.98       993       4.32         1.15 - 1.85     -11.87 - -11.23
   2007...................   139    12.45  - 14.62     1,773       3.61         1.15 - 1.85       3.49 -   4.24
   2006...................   151    12.03  - 14.03     1,863       3.95         1.15 - 1.85       1.82 -   2.55

   Van Kampen UIF Emerging Markets Equity
   2010................... 1,868     20.44   30.31    41,174       0.58         0.70 - 2.20     16.44  -  18.19
   2009................... 1,949    17.30  - 26.03    36,845       0.00         0.70 - 2.20     66.15  -  68.66
   2008................... 1,971    10.25  - 15.67    22,242       0.00         0.70 - 2.20     -57.57 - -56.93
   2007................... 2,502    23.81  - 36.93    66,623       0.44         0.70 - 2.20     37.38  -  39.47
   2006................... 3,270    17.07  - 25.15    63,047       0.75         0.70 - 2.20     34.17  -  36.19

   Van Kampen UIF Global Tactical Asset Allocation Portfolio (bs)
   2010................... 1,623    10.80  - 12.50    16,486       2.90         0.70 - 2.20       3.39 -   4.95
   2009................... 1,980    10.29  - 12.09    19,324       2.82         0.70 - 2.20     29.65  -  31.61
   2008................... 2,242      7.82 -  9.33    16,897       3.22         0.70 - 2.20     -45.83 - -45.01
   2007................... 2,797    14.22  - 17.22    38,584       1.49         0.70 - 2.20     12.08  -  13.79
   2006................... 3,317    12.50  - 14.05    40,739       0.09         0.70 - 2.20     22.42  -  24.26

   Van Kampen UIF Mid Cap Growth
   2010................... 1,218     18.99 - 20.99    23,536       0.00         0.70 - 2.30      29.31 -  31.39
   2009................... 1,424     14.68 - 15.97    21,180       0.00         0.70 - 2.30      54.08 -  56.56
   2008................... 1,674     9.53  - 10.20    16,010       0.81         0.70 - 2.30     -47.98 - -47.14
   2007................... 2,085     18.32 - 19.30    38,132       0.00         0.70 - 2.30      19.86 -  21.81
   2006................... 2,642     15.28 - 15.85    40,057       0.00         0.70 - 2.30      6.80  -   8.51

   Van Kampen UIF U.S. Real Estate
   2010...................   972     19.46 - 33.83    25,796       2.18         0.70 - 2.30      27.01 -  29.06
   2009................... 1,134     15.32 - 26.22    23,487       2.84         0.70 - 2.30      25.43 -  27.46
   2008................... 1,251     12.21 - 20.57    20,588       3.57         0.70 - 2.30     -39.31 - -38.33
   2007................... 1,726     20.13 - 33.35    46,609       1.16         0.70 - 2.30     -18.97 - -17.65
   2006................... 2,397     24.84 - 40.50    79,513       1.10         0.70 - 2.30      34.92 -  37.09

--------
(bs)Previously known as Van Kampen UIF International Magnum

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)
                                     AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                           ----------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                           UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                           (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the The
  Universal Institutional
  Funds, Inc. (Class II)
  Sub-Accounts:
   Van Kampen UIF Capital Growth (Class II)
   2010...................   633   $14.89 - 15.53    $ 10,101      0.00%        1.29 - 2.59%     19.44 -  21.03%
   2009...................   756    12.30 - 13.00      10,008      0.00         1.29 - 2.59      60.87 -  63.02
   2008...................   921     8.08 -  8.71       7,452      0.00         1.29 - 2.59     -50.66 - -50.00
   2007................... 1,145    15.09 - 16.38      18,705      0.00         1.29 - 2.59      18.50 -  20.09
   2006................... 1,385    13.82 - 14.51      18,809      0.00         1.29 - 2.59       1.13 -   2.48

   Van Kampen UIF Emerging Markets Debt (Class II)
   2010................... 1,023    18.26 - 20.22      21,338      4.20         1.29 - 2.59     -12.16 -   6.90
   2009................... 1,148    16.86 - 18.91      22,075      7.70         1.29 - 2.59      26.74 -  28.43
   2008................... 1,264    14.92 - 16.19      18,942      7.44         1.29 - 2.59     -17.18 - -16.08
   2007................... 1,611    15.64 - 18.02      28,786      7.28         1.29 - 2.59       3.62 -   5.01
   2006................... 1,755    14.19 - 14.89      29,699      8.87         1.29 - 2.59       7.94 -   9.38

   Van Kampen UIF Emerging Markets Equity (Class II)
   2010...................   511    34.13 - 37.78      18,755      0.56         1.29 - 2.59      15.87 -  17.41
   2009...................   593    29.46 - 32.18      18,635      0.00         1.29 - 2.59      65.71 -  67.92
   2008...................   654    17.78 - 19.16      12,286      0.00         1.29 - 2.59     -57.87 - -57.30
   2007...................   945    42.19 - 44.88      41,679      0.41         1.29 - 2.59      36.80 -  38.64
   2006................... 1,095    30.84 - 32.37      34,945      0.75         1.29 - 2.59      33.63 -  35.40

   Van Kampen UIF Global Franchise (Class II)
   2010................... 3,715    16.15 - 17.87      65,406      0.54         1.29 - 2.59      11.10 -  12.58
   2009................... 4,693    14.35 - 16.09      74,017      7.63         1.29 - 2.59      26.21 -  27.89
   2008................... 5,440    12.75 - 13.74      67,172      1.73         1.29 - 2.59     -30.78 - -29.86
   2007................... 6,729    15.99 - 18.42     119,171      0.00         1.29 - 2.59       6.92 -   8.36
   2006................... 6,893    17.22 - 18.08     113,948      1.43         1.29 - 2.59      18.37 -  19.95

   Van Kampen UIF Mid Cap Growth (Class II)
   2010................... 2,000    12.70 - 22.84      35,651      0.00         1.29 - 2.59      28.85 -  30.56
   2009................... 2,520     9.72 - 17.72      34,343      0.00         1.29 - 2.59      53.29 -  55.34
   2008................... 3,170    11.56 - 12.46      27,843      0.70         1.29 - 2.59     -48.20 - -47.50
   2007................... 3,587    11.92 - 22.32      62,807      0.00         1.29 - 2.59      19.42 -  21.02
   2006................... 3,035    18.69 - 19.62      49,627      0.00         1.29 - 2.59       6.32 -   7.73

   Van Kampen UIF Small Company Growth (Class II)
   2010...................   752    19.20 - 21.26      15,510      0.00         1.29 - 2.59      23.28 -  24.93
   2009...................   886    15.58 - 17.02      14,682      0.00         1.29 - 2.59      42.85 -  44.75
   2008................... 1,011    10.90 - 11.76      11,622      0.00         1.29 - 2.59     -41.98 - -41.21
   2007................... 1,182    18.79 - 19.99      23,184      0.00         1.29 - 2.59       0.28 -   1.63
   2006................... 1,425    18.74 - 19.67      27,591      0.00         1.29 - 2.59      10.40 -  87.42

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)
                                     AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                           ----------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                           UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                           (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in The
  Universal Institutional
  Funds, Inc. (Class II)
  Sub-Accounts
  (continued):
   Van Kampen UIF U.S. Real Estate (Class II)
   2010................... 2,367   $21.78 - 22.14    $ 54,626      1.97%        1.29 - 2.69%     26.05 -  27.86%
   2009................... 2,830    17.03 - 17.56      51,314      2.71         1.29 - 2.69      25.03 -  26.84
   2008................... 3,317    14.05 - 15.33      47,539      2.88         1.29 - 2.69     -39.73 - -38.86
   2007................... 3,776    21.96 - 23.31      88,472      1.01         1.29 - 2.69     -19.51 - -18.35
   2006................... 4,137    28.96 - 30.72     118,645      0.96         1.29 - 2.69      33.98 -  35.90

Investments in the Van
  Kampen Life
  Investment Trust
  Sub-Accounts:
   LIT Money Market
   2009 (cg)..............    --      N/A -   N/A          --      0.01         1.25 - 1.65      -1.57 -  -1.19
   2008...................   319    11.27 - 11.70       3,685      2.12         1.25 - 1.65       0.35 -   0.75
   2007...................   294    11.23 - 11.62       3,380      4.78         1.25 - 1.65       2.99 -   3.41
   2006...................   263    10.91 - 11.23       2,931      4.04         1.25 - 1.65       2.72 -   3.13

Investments in the Van
  Kampen Life
  Investment Trust
  (Class II)
  Sub-Accounts:
   LIT Money Market (Class II)
   2009 (cg)..............    --      N/A -   N/A          --      0.01         1.29 - 2.69      -2.59 -  -1.23
   2008................... 3,348    10.00 - 10.69      35,231      1.92         1.29 - 2.59      -0.85 -   0.48
   2007................... 3,118    10.09 - 10.64      32,788      4.79         1.29 - 2.59       1.74 -   3.10
   2006................... 3,035     9.92 - 10.32      31,042      3.94         1.29 - 2.59       1.48 -   2.83

--------
(cg)For the period beginning January 1, 2009 and ended December 18, 2009

                                      264
REPORT  OF  INDEPENDENT  REGISTERED  PUBLIC  ACCOUNTING  FIRM

To the Board of Directors and Shareholder ofAllstate Life Insurance Company Northbrook, Illinois

We have audited the accompanying Consolidated Statements of Financial Position of Allstate Life Insurance Company and subsidiaries (the "Company"), an affiliate of The Allstate Corporation, as of December 31, 2010 and 2009, and the related Consolidated Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2010. Our audits also included the consolidated financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Allstate Life Insurance Company and subsidiaries as of December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2010, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

In 2009, the Company changed its recognition and presentation for other-than-temporary impairments of debt securities.
/s/ Deloitte & Touche LLP

Chicago, Illinois
March 11, 2011

ITEM  8.  FINANCIAL  STATEMENTS  AND  SUPPLEMENTARY  DATA

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
         CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME




($IN MILLIONS)                                                                    YEAR ENDED DECEMBER 31,
                                                                                 -------------------------
                                                                              2010        2009        2008
                                                                                 -------------------------

REVENUES
   Premiums (net of reinsurance
   ceded of $485, $528 and $534)                          $                    592     $   581     $   585
   Contract charges (net of reinsurance
     ceded of $291, $278 and $340)                                             991         952         911
   Net investment income                                                     2,760       2,974       3,720
   Realized capital
     gains and losses:
         Total other-than-temporary impairment
            losses                                                            (591)     (1,592)     (2,434)
         Portion of loss recognized in other
            comprehensive income                                               (45)        316          --
              Net other-than-temporary impairment
                 losses recognized in earnings                                (636)     (1,276)     (2,434)
                                                          -------------------------    --------    --------
         Sales and other realized capital
           gains and losses                                                    123         856        (618)
              Total realized capital gains and losses                         (513)       (420)     (3,052)
                                                          -------------------------    --------    --------
                                                                             3,830       4,087       2,164
                                                          -------------------------    --------    --------
COSTS AND EXPENSES
   Contract benefits (net of reinsurance ceded
        of $673, $601 and $1,099)                                            1,496       1,402       1,397
   Interest credited to contractholder funds
      (net of reinsurance ceded of $32, $32 and $43)                         1,764       2,076       2,356
   Amortization of deferred policy acquisition costs                           272         888         643
   Operating costs and expenses                                                329         321         383
   Restructuring and related charges                                            (3)         24           1
   Interest expense                                                             44          42          16
                                                                             3,902       4,753       4,796
                                                          -------------------------    --------    --------

Gain (loss) on disposition of operations                                         6           7          (4)

LOSS FROM OPERATIONS BEFORE
INCOME TAX BENEFIT                                                             (66)       (659)     (2,636)

Income tax benefit                                                             (38)       (112)       (946)

NET LOSS                                                                       (28)       (547)     (1,690)

OTHER COMPREHENSIVE INCOME (LOSS),
 AFTER-TAX
   Change in unrealized net capital
gains and losses                                                             1,283       1,899      (2,253)

COMPREHENSIVE INCOME (LOSS)                               $                  1,255     $ 1,352     $(3,943)




                See notes to consolidated financial statements.
                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                 CONSOLIDATED STATEMENTS OF FINANCIAL POSITION



($IN MILLIONS, EXCEPT SHARE
AND PAR VALUE DATA)                                                     DECEMBER 31,
                                                                       ==============
                                                                    2010        2009
                                                                       --------------
ASSETS
Investments
Fixed income securities, at fair value
(amortized cost $47,486 and $49,842)                       $      48,214     $47,658
Mortgage loans                                                     6,553       7,780
Equity securities, at fair value
(cost $164 and $159)                                                 211         183
Limited partnership interests                                      1,272       1,028
Short-term, at fair value
(amortized cost $1,257 and $1,669)                                 1,257       1,669
Policy loans                                                         841         823
Other                                                              1,094       1,076
  Total investments                                               59,442      60,217
                                                           --------------    --------
Cash                                                                 118         145
Deferred policy acquisition costs                                  2,982       3,664
Reinsurance recoverables                                           4,277       4,016
Accrued investment income                                            522         540
Deferred income taxes                                                 --         203
Other assets                                                         420         963
Separate Accounts                                                  8,676       9,072
     TOTAL ASSETS                                          $      76,437     $78,820
                                                           --------------    --------
LIABILITIES
Contractholder funds                                       $      46,458     $50,850
Reserve for life-contingent contract benefits                     12,752      12,256
Unearned premiums                                                     27          30
Payable to affiliates, net                                           118         119
Other liabilities and accrued expenses                             1,454       1,432
Deferred income taxes                                                643          --
Notes due to related parties                                         677         675
Separate Accounts                                                  8,676       9,072
     TOTAL LIABILITIES                                            70,805      74,434
                                                           --------------    --------

COMMITMENTS AND CONTINGENT LIABILITIES (NOTES 7 AND 11)
SHAREHOLDER'S EQUITY
Redeemable preferred stock - series A,
      $100 par value, 1,500,000 shares
     authorized, none issued                                          --          --
Redeemable preferred stock - series B,
       $100 par value, 1,500,000 shares
     authorized, none issued                                          --          --
Common stock, $227 par value,
      23,800 shares authorized and outstanding                         5           5
Additional capital paid-in                                         3,189       3,189
Retained income                                                    1,913       1,969
Accumulated other comprehensive income:
Unrealized net capital gains and losses:
 Unrealized net capital losses
on fixed income securities with OTTI                                (100)       (274)
 Other unrealized net capital
gains and losses                                                     587      (1,146)
 Unrealized adjustment to DAC,
DSI and insurance reserves                                            38         643
     Total unrealized net capital
     gains and losses                                                525        (777)
                                                           --------------    --------
     Total accumulated other
     comprehensive income (loss)                                     525        (777)
                                                           --------------    --------
     Total shareholder's equity                                    5,632       4,386
                                                           --------------    --------
     TOTAL LIABILITIES AND
     SHAREHOLDER'S EQUITY                                  $      76,437     $78,820
                                                           --------------    --------



                See notes to consolidated financial statements.
                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY



($IN MILLIONS)                                                     YEAR ENDED DECEMBER 31,
                                                                   ========================
                                                               2010        2009        2008
                                                                  -------------------------

REDEEMABLE PREFERRED
STOCK - SERIES A                           $                     --     $    --     $    --

COMMON STOCK                                                      5           5           5

ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year                                    3,189       2,475       1,108
Capital contributions                                            --         697       1,349
Forgiveness of payable due
to parent (see Note 4)                                           --          17          --
Gain on reinsurance transaction
with affiliate (see Note 4)                                      --          --          18
Balance, end of year                                          3,189       3,189       2,475
                                           -------------------------    --------    --------

RETAINED INCOME
Balance, beginning of year                                    1,969       2,066       3,734
Net loss                                                        (28)       (547)     (1,690)
Cumulative effect of change
 in accounting principle                                        (28)        481          --
(Loss) gain on transfers of
investments to/from parent (see Note 4)                          --         (36)         22
Forgiveness of payable due
to parent (see Note 4)                                           --           5          --
Balance, end of year                                          1,913       1,969       2,066

ACCUMULATED OTHER
COMPREHENSIVE INCOME
Balance, beginning of year                                     (777)     (2,337)        (84)
Cumulative effect of change
in accounting principle                                          19        (339)         --
Change in unrealized
net capital gains and losses                                  1,283       1,899      (2,253)
Balance, end of year                                            525        (777)     (2,337)
                                           -------------------------    --------    --------

TOTAL SHAREHOLDER'S
EQUITY                                     $                  5,632     $ 4,386     $ 2,209

                See notes to consolidated financial statements.
                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS




($IN MILLIONS)                                                          YEAR ENDED DECEMBER 31,
                                                                       =========================
                                                                   2010         2009         2008
                                                                        -------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net loss                                       $                    (28)    $   (547)    $ (1,690)
Adjustments to reconcile net loss to
net cash provided by operating activities:
Amortization and other non-cash items                              (144)        (277)        (423)
Realized capital gains and losses                                   513          420        3,052
(Gain) loss on disposition of
operations                                                           (6)          (7)           4
Interest credited to
contractholder funds                                              1,764        2,076        2,356
Changes in:
Policy benefit and other
insurance reserves                                                 (343)        (446)        (446)
Unearned premiums                                                    (3)          (2)          (2)
Deferred policy acquisition
 costs                                                             (111)         485           47
Reinsurance recoverables                                           (365)        (236)        (167)
Income taxes                                                        601          412         (828)
Other operating assets
and liabilities                                                      74          (29)          --
Net cash provided by
operating activities                                              1,952        1,849        1,903
                                               -------------------------    ---------    ---------
CASH FLOWS FROM
INVESTING ACTIVITIES
Proceeds from sales
 Fixed income securities                                         10,666       13,621       11,083
 Equity securities                                                   92           35          131
 Limited partnership interests                                      110           78          100
 Mortgage loans                                                     112          335          248
 Other investments                                                   82          485          135
Investment collections
 Fixed income securities                                          2,800        3,652        2,530
 Mortgage loans                                                   1,051        1,695          800
 Other investments                                                  109          105           95
Investment purchases
 Fixed income securities                                        (11,361)     (16,720)      (6,498)
 Equity securities                                                  (54)        (102)        (133)
 Limited partnership interests                                     (276)        (209)        (410)
 Mortgage loans                                                     (98)         (18)      (1,115)
 Other investments                                                 (133)         (26)        (120)
Change in short-term
 investments, net                                                   266        2,275       (4,529)
Change in policy loans
and other investments, net                                         (159)        (193)        (359)
Disposition of operations                                            --           --           (3)
Net cash provided by
investing activities                                              3,207        5,013        1,955
                                               -------------------------    ---------    ---------

CASH FLOWS FROM
FINANCING ACTIVITIES
Issuance of surplus notes
to related parties                                                   --           --          800
Repayment of note due
 to related party                                                    (4)          --           --
Capital contributions                                                --          250          607
Contractholder fund deposits                                      2,343        3,340        9,253
Contractholder fund
withdrawals                                                      (7,525)     (10,400)     (14,610)
Net cash used in
financing activities                                             (5,186)      (6,810)      (3,950)
                                               -------------------------
NET (DECREASE) INCREASE
 IN CASH                                                            (27)          52          (92)
                                               -------------------------    ---------    ---------
CASH AT BEGINNING
OF YEAR                                                             145           93          185
CASH AT END
OF YEAR                                        $                    118     $    145     $     93
                                               -------------------------    ---------    ---------






                See notes to consolidated financial statements.

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   GENERAL

BASIS  OF  PRESENTATION

     The accompanying consolidated financial statements include the accounts of Allstate Life Insurance Company ("ALIC") and its wholly owned subsidiaries (collectively referred to as the "Company"). ALIC is wholly owned by Allstate Insurance Company ("AIC"), which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). All significant intercompany accounts and transactions have been eliminated.

     To conform to the current year presentation, certain amounts in the prior years' consolidated financial statements and notes have been reclassified.
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

NATURE  OF  OPERATIONS

     The Company sells life insurance, retirement and investment products and voluntary accident and health insurance. The principal individual products are interest-sensitive, traditional and variable life insurance, and fixed annuities including deferred and immediate. The institutional product line, which the Company offers on an opportunistic basis, consists primarily of funding agreements sold to unaffiliated trusts that use them to back medium-term notes issued to institutional and individual investors. The following table summarizes premiums and contract charges by product.



($in millions)                         2010      2009     2008
                                     ======    ======    =====
Premiums
   TRADITIONAL LIFE INSURANCE        $  399    $  387    $ 368
   IMMEDIATE ANNUITIES
     WITH LIFE CONTINGENCIES             97       102      132
   ACCIDENT AND HEALTH INSURANCE         96        92       85
     Total premiums                     592       581      585
                                     ------    ------    -----

Contract charges
   INTEREST-SENSITIVE
      LIFE INSURANCE                    952       907      855
   FIXED ANNUITIES                       39        45       56
     Total contract charges             991       952      911
        Total premiums and
          contract charges           $1,583    $1,533    $1,496
                                     ------    ------    -----


     The Company, through several subsidiaries, is authorized to sell life insurance and retirement products in all 50 states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. For 2010, the top geographic locations for statutory premiums and annuity considerations were California, Florida, Texas, New York and Nebraska. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations. The Company distributes its products to individuals through multiple distribution channels, including Allstate exclusive agencies, which include exclusive financial specialists, independent agents (including master brokerage agencies) and specialized structured settlement brokers.

     The Company has exposure to market risk as a result of its investment portfolio. Market risk is the risk that the Company will incur realized and unrealized net capital losses due to adverse changes in interest rates, credit spreads, equity prices, or currency exchange rates. The Company's primary market risk exposures are to changes in interest rates, credit spreads and equity prices. Interest rate risk is the risk that the Company will incur a loss due to adverse changes in interest rates relative to the interest rate characteristics of its interest bearing assets and liabilities. This risk arises from many of the Company's primary activities, as it invests substantial funds in interest-sensitive assets and issues interest-sensitive liabilities. Interest rate risk includes risks related to changes in U.S. Treasury yields and other key risk-free reference yields. Credit spread risk is the risk that the Company will incur a loss due to adverse changes in credit spreads. This risk arises from many of the Company's primary activities, as the Company invests substantial funds in spread-sensitive fixed income assets. Equity price risk is the risk that the Company will incur losses due to adverse changes in the general levels of the equity markets.

     The Company monitors economic and regulatory developments that have the potential to impact its business. The ability of banks to affiliate with insurers may have a material adverse effect on all of the Company's product lines by substantially increasing the number, size and financial strength of potential competitors. Furthermore, federal and state laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress from time to time considers legislation that would reduce or eliminate the favorable policyholder tax treatment currently applicable to life insurance and annuities. Congress also considers proposals to reduce the taxation of certain products or investments that may compete with life insurance or annuities. Legislation that increases the taxation on insurance products or reduces the taxation on competing products could lessen the advantage or create a disadvantage for certain of the Company's products making them less competitive. Such proposals, if adopted, could have an adverse effect on the Company's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws could negatively affect the demand for the types of life insurance used in estate planning.

2.  SUMMARY  OF  SIGNIFICANT  ACCOUNTING  POLICIES
INVESTMENTS

     Fixed income securities include bonds, residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS"), asset-backed securities ("ABS") and redeemable preferred stocks. Fixed income securities, which may be sold prior to their contractual maturity, are designated as available for sale and are carried at fair value. The difference between amortized cost and fair value, net of deferred income taxes, certain deferred policy acquisition costs ("DAC"), certain deferred sales inducement costs ("DSI") and certain reserves for life-contingent contract benefits, is reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales and cash received from maturities and pay-downs is reflected as a component of investment collections within the Consolidated Statements of Cash Flows.

     Equity securities primarily include common stocks, exchange traded funds, non-redeemable preferred stocks and real estate investment trust equity investments. Equity securities are designated as available for sale and are carried at fair value. The difference between cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income.

     Mortgage loans are carried at outstanding principal balances, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected. Valuation allowances for impaired loans reduce the carrying value to the fair value of the collateral less costs to sell or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate. Investments in limited partnership interests, including interests in private equity/debt funds, real estate funds, hedge funds and tax credit funds, where the Company's interest is so minor that it exercises virtually no influence over operating and financial policies, are accounted for in accordance with the cost method of accounting; otherwise, investments in limited partnership interests are accounted for in accordance with the equity method of accounting. Short-term investments, including money market funds, commercial paper and other short-term investments, are carried at fair value. Policy loans are carried at the unpaid principal balances. Other investments consist primarily of derivatives, bank loans and notes due from related party. Derivatives are carried at fair value. Bank loans are primarily senior secured corporate loans and are carried at amortized cost. Notes due from related party are carried at outstanding principal balances.

     Investment income consists primarily of interest, dividends, income from certain limited partnership interests and income from certain derivative transactions. Interest is recognized on an accrual basis using the effective yield method and dividends are recorded at the ex-dividend date. Interest income for certain RMBS, CMBS and ABS is determined considering estimated principal repayments obtained from third party data sources and internal estimates. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. For beneficial interests in securitized financial assets not of high credit quality, the effective yield is recalculated on a prospective basis. For all other RMBS, CMBS and ABS, the effective yield is recalculated on a retrospective basis. For other-than-temporarily impaired fixed income securities, the effective yield method utilizes the difference between the amortized cost basis at impairment and the cash flows expected to be collected. Accrual of income is suspended for other-than-temporarily impaired fixed income securities when the timing and amount of cash flows expected to be received is not reasonably estimable. Accrual of income is suspended for mortgage loans and bank loans that are in default or when full and timely collection of principal and interest payments is not probable. Cash receipts on investments on nonaccrual status are generally recorded as a reduction of carrying value. Income from investments in limited partnership interests accounted for utilizing the cost method of accounting is recognized upon receipt of amounts distributed by the partnerships as investment income. Subsequent to October 1, 2008, income from investments in limited partnership interests accounted for utilizing the equity method of accounting ("EMA limited partnerships") is reported in realized capital gains and losses.

        Realized capital gains and losses include gains and losses on investment sales, write-downs in value due to other-than-temporary declines in fair value, adjustments to valuation allowances on mortgage loans, periodic changes in the fair value and settlements of certain derivatives including hedge ineffectiveness, and income from EMA limited partnerships. Realized capital gains and losses on investment sales include calls and prepayments and are determined on a specific identification basis. Income from EMA limited partnerships is recognized based on the financial results of the partnership and the Company's proportionate investment interest, and is recognized on a delay due to the availability of the related financial statements. Income recognition on hedge funds is generally on a one month delay and income recognition on private equity/debt funds, real estate funds and tax credit funds is generally on a three month delay.

     The Company recognizes other-than-temporary impairment losses on fixed income securities in earnings when a security's fair value is less than its amortized cost and the Company has made the decision to sell or it is more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis. Additionally, if the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of a fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income ("OCI"). The Company recognizes other-than-temporary impairment losses on equity securities in earnings when the decline in fair value is considered other than temporary including when the Company does not have the intent and ability to hold the equity security for a period of time sufficient to recover its cost basis.

DERIVATIVE  AND  EMBEDDED  DERIVATIVE  FINANCIAL  INSTRUMENTS

     Derivative financial instruments include interest rate swaps, credit default swaps, futures (interest rate and equity), options (including swaptions), interest rate caps and floors, warrants, foreign currency swaps, forward contracts to hedge foreign currency risk and certain investment risk transfer reinsurance agreements. Derivatives required to be separated from the host instrument and accounted for as derivative financial instruments ("subject to bifurcation") are embedded in certain fixed income securities, equity-indexed life and annuity contracts, reinsured variable annuity contracts and certain funding agreements (see Note 7).

     All derivatives are accounted for on a fair value basis and reported as other investments, other assets, other liabilities and accrued expenses or contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in fair value of derivatives embedded in certain fixed income securities and subject to bifurcation is reported in realized capital gains and losses. The change in fair value of derivatives embedded in life and annuity product contracts and subject to bifurcation is reported in contract benefits or interest credited to contractholder funds. Cash flows from embedded derivatives requiring bifurcation and derivatives receiving hedge accounting are reported consistently with the host contracts and hedged risks, respectively, within the Consolidated Statements of Cash Flows. Cash flows from other derivatives are reported in cash flows from investing activities within the Consolidated Statements of Cash Flows.

     When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk for fair value hedges. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology used to assess the effectiveness of the hedging instrument in offsetting the exposure to changes in the hedged item's fair value attributable to the hedged risk. For a cash flow hedge, this documentation includes the exposure to changes in the variability in cash flows attributable to the hedged risk. The Company does not exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges, if any, is reported in realized capital gains and losses. Fair value hedges For hedging instruments used in fair value hedges, when the hedged items are investment assets or a portion thereof, the change in fair value of the derivatives is reported in net investment income, together with the change in the fair value of the hedged items. The change in fair value of hedging instruments used in fair value hedges of contractholder funds liabilities or a portion thereof is reported in interest credited to contractholder funds, together with the change in the fair value of the hedged items. Accrued periodic settlements on swaps are reported together with the changes in fair value of the swaps in net investment income or interest credited to contractholder funds. The amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of the hedged liability is adjusted for the change in the fair value of the hedged risk.

     Cash flow hedges For hedging instruments used in cash flow hedges, the changes in fair value of the derivatives representing the effective portion of the hedge are reported in accumulated other comprehensive income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged or forecasted transaction affects net income. Accrued periodic settlements on derivatives used in cash flow hedges are reported in net investment income. The amount reported in accumulated other comprehensive income for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to net income, or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from accumulated other comprehensive income to net income. If the Company expects at any time that the loss reported in accumulated other comprehensive income would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be recoverable, a loss is recognized immediately in realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge transaction, any offsetting gain in accumulated other comprehensive income is reclassified and reported together with the impairment loss or recognition of the obligation.

     Termination of hedge accounting If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished, the occurrence of a hedged forecasted transaction is no longer probable or the hedged asset becomes other-than-temporarily impaired), the Company may terminate the derivative position. The Company may also terminate derivative instruments or redesignate them as non-hedge as a result of other events or circumstances. If the derivative instrument is not terminated when a fair value hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a fair value hedge is no longer effective, is redesignated as non-hedge or when the derivative has been terminated, the fair value gain or loss on the hedged asset, liability or portion thereof which has already been recognized in income while the hedge was in place and used to adjust the amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of the hedged liability, is amortized over the remaining life of the hedged asset, liability or portion thereof, and reflected in net investment income or interest credited to contractholder funds beginning in the period that hedge accounting is no longer applied. If the hedged item in a fair value hedge is an asset which has become other-than-temporarily impaired, the adjustment made to the amortized cost for fixed income securities or the carrying value for mortgage loans is subject to the accounting policies applied to other-than-temporarily impaired assets. When a derivative instrument used in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to net income as the hedged risk impacts net income. If the derivative instrument is not terminated when a cash flow hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a derivative instrument used in a cash flow hedge of a forecasted transaction is terminated because it is probable the forecasted transaction will not occur, the gain or loss recognized on the derivative is immediately reclassified from accumulated other comprehensive income to realized capital gains and losses in the period that hedge accounting is no longer applied.

     Non-hedge  derivative  financial  instruments   The  Company  has  certain
derivatives for which hedge accounting is not applied. The income statement effects, including fair value gains and losses and accrued periodic settlements, of these derivatives are reported on the Consolidated Statements of Operations and Comprehensive Income either in realized capital gains and losses or in a single line item together with the results of the associated asset or liability for which risks are being managed.

SECURITIES  LOANED

     The Company's business activities include securities lending transactions, which are used primarily to generate net investment income. The proceeds received in conjunction with securities lending transactions are reinvested in short-term investments or fixed income securities. These transactions are short-term in nature, usually 30 days or less.

     The Company receives cash collateral for securities loaned in an amount generally equal to 102% of the fair value of securities and records the related obligations to return the collateral in other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature. The Company monitors the market value of securities loaned on a daily basis and obtains additional collateral as necessary under the terms of the agreements to mitigate counterparty credit risk. The Company maintains the right and ability to redeem the securities loaned on short notice. Substantially all of the Company's securities loaned are placed with large banks.

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES, AND RELATED BENEFITS AND INTEREST CREDITED

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due from policyholders. Benefits are reflected in contract benefits and recognized in relation to premiums, so that profits are recognized over the life of the policy.

     Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums. Profits from these policies come from investment income, which is recognized over the life of the contract.

     Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and contract charges assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and surrender of the contract prior to contractually specified dates. These contract charges are recognized as revenue when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, and funding agreements (primarily backing medium-term notes) are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.

     Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed annuities and indexed funding agreements are generally based on a specified interest rate index, such as LIBOR, or an equity index, such as the Standard & Poor's ("S&P") 500 Index. Interest credited also includes amortization of DSI expenses. DSI is amortized into interest credited using the same method used to amortize DAC. Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account balances for contract maintenance, administration, mortality, expense and surrender of the contract prior to contractually specified dates. Contract benefits incurred for variable annuity products include guaranteed minimum death, income, withdrawal and accumulation benefits. Substantially all of the Company's variable annuity business is ceded through reinsurance agreements and the contract charges and contract benefits related thereto are reported net of reinsurance ceded.

DEFERRED  POLICY  ACQUISITION  AND  SALES  INDUCEMENT  COSTS

     Costs that vary with and are primarily related to acquiring life insurance and investment contracts are deferred and recorded as DAC. These costs are principally agents' and brokers' remuneration and certain underwriting expenses. DSI costs, which are deferred and recorded as other assets, relate to sales inducements offered on sales to new customers, principally on annuity and interest-sensitive life contracts. These sales inducements are primarily in the form of additional credits to the customer's account balance or enhancements to interest credited for a specified period which are in excess of the rates currently being credited to similar contracts without sales inducements. All other acquisition costs are expensed as incurred and included in operating costs and expenses on the Consolidated Statements of Operations and Comprehensive Income. Amortization of DAC is included in amortization of deferred policy acquisition costs on the Consolidated Statements of Operations and Comprehensive Income and is described in more detail below. DSI is amortized into income using the same methodology and assumptions as DAC and is included in interest credited to contractholder funds on the Consolidated Statements of Operations and Comprehensive Income. DAC and DSI are periodically reviewed for recoverability and adjusted if necessary.

     For traditional life insurance, DAC is amortized over the premium paying period of the related policies in proportion to the estimated revenues on such business. Assumptions used in the amortization of DAC and reserve calculations are established at the time the policy is issued and are generally not revised during the life of the policy. Any deviations from projected business in force resulting from actual policy terminations differing from expected levels and any estimated premium deficiencies may result in a change to the rate of amortization in the period such events occur. Generally, the amortization periods for these policies approximates the estimated lives of the policies. For interest-sensitive life, fixed annuities and other investment contracts, DAC and DSI are amortized in proportion to the incidence of the total present value of gross profits, which includes both actual historical gross profits ("AGP") and estimated future gross profits ("EGP") expected to be earned over the estimated lives of the contracts. The amortization is net of interest on the prior period DAC balance using rates established at the inception of the contracts. Actual amortization periods generally range from 15-30 years; however, incorporating estimates of the rate of customer surrenders, partial withdrawals and deaths generally results in the majority of the DAC being amortized during the surrender charge period, which is typically 10-20 years for interest-sensitive life and 5-10 years for fixed annuities. The cumulative DAC and DSI amortization is reestimated and adjusted by a cumulative charge or credit to results of operations when there is a difference between the incidence of actual versus expected gross profits in a reporting period or when there is a change in total EGP. When DAC or DSI amortization or a component of gross profits for a quarterly period is potentially negative (which would result in an increase of the DAC or DSI balance) as a result of negative AGP, the specific facts and circumstances surrounding the potential negative amortization are considered to determine whether it is appropriate for recognition in the consolidated financial statements. Negative amortization is only recorded when the increased DAC or DSI balance is determined to be recoverable based on facts and circumstances. Recapitalization of DAC and DSI is limited to the originally deferred costs plus interest.

     AGP and EGP consist primarily of the following components: contract charges for the cost of insurance less mortality costs and other benefits; investment income and realized capital gains and losses less interest credited; and surrender and other contract charges less maintenance expenses. The principal assumptions for determining the amount of EGP are investment returns, including capital gains and losses on assets supporting contract liabilities, interest crediting rates to contractholders, and the effects of persistency, mortality, expenses, and hedges if applicable. For products whose supporting investments are exposed to capital losses in excess of the Company's expectations which may cause periodic AGP to become temporarily negative, EGP and AGP utilized in DAC and DSI amortization may be modified to exclude the excess capital losses.
The Company performs quarterly reviews of DAC and DSI recoverability for interest-sensitive life, fixed annuities and other investment contracts in the aggregate using current assumptions. If a change in the amount of EGP is significant, it could result in the unamortized DAC and DSI not being recoverable, resulting in a charge which is included as a component of amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively.

     The DAC and DSI balances presented include adjustments to reflect the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized capital gains or losses in the respective product investment portfolios were actually realized. The adjustments are recorded net of tax in accumulated other comprehensive income. DAC, DSI and deferred income taxes determined on unrealized capital gains and losses and reported in accumulated other comprehensive income recognize the impact on shareholder's equity consistently with the amounts that would be recognized in the income statement on realized capital gains and losses.

     Customers of the Company may exchange one insurance policy or investment contract for another offered by the Company, or make modifications to an existing investment or life contract issued by the Company. These transactions are identified as internal replacements for accounting purposes. Internal replacement transactions determined to result in replacement contracts that are substantially unchanged from the replaced contracts are accounted for as continuations of the replaced contracts. Unamortized DAC and DSI related to the replaced contracts continue to be deferred and amortized in connection with the replacement contracts. For interest-sensitive life insurance and investment contracts, the EGP of the replacement contracts are treated as a revision to the EGP of the replaced contracts in the determination of amortization of DAC and DSI. For traditional life insurance policies, any changes to unamortized DAC that result from replacement contracts are treated as prospective revisions. Any costs associated with the issuance of replacement contracts are characterized as maintenance costs and expensed as incurred.

     Internal replacement transactions determined to result in a substantial change to the replaced contracts are accounted for as an extinguishment of the replaced contracts, and any unamortized DAC and DSI related to the replaced contracts are eliminated with a corresponding charge to amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively. The costs assigned to the right to receive future cash flows from certain business purchased from other insurers are also classified as DAC in the Consolidated Statements of Financial Position. The costs capitalized represent the present value of future profits expected to be earned over the lives of the contracts acquired. These costs are amortized as profits emerge over the lives of the acquired business and are periodically evaluated for recoverability. The present value of future profits was $15 million and $16 million as of December 31, 2010 and 2009, respectively. Amortization expense of the present value of future profits was $1 million, $3 million and $5 million in 2010, 2009 and 2008, respectively.

REINSURANCE

     In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance (see Note 9). The Company has also used reinsurance to effect the acquisition or disposition of certain blocks of business. The amounts reported in the Consolidated Statements of Financial Position as reinsurance recoverables include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on insurance liabilities and contractholder funds that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Insurance liabilities are reported gross of reinsurance recoverables. Reinsurance premiums are generally reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company's primary liability under the policies written. Therefore, the Company regularly evaluates the financial condition of its reinsurers and establishes allowances for uncollectible reinsurance as appropriate.

GOODWILL

     Goodwill represents the excess of amounts paid for acquiring businesses over the fair value of the net assets acquired. The goodwill balance was $5 million as of both December 31, 2010 and 2009. The Company annually evaluates goodwill for impairment using a trading multiple analysis, which is a widely accepted valuation technique, to estimate the fair value of its reporting unit. If conditions warrant, a discounted cash flow analysis may also be used. The Company also reviews its goodwill for impairment whenever events or changes in circumstances indicate that it is more likely than not that the carrying amount of goodwill may exceed its implied fair value. Goodwill impairment evaluations indicated no impairment as of December 31, 2010 or 2009.

INCOME  TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are DAC, unrealized capital gains and losses on certain investments, insurance reserves and differences in tax bases of invested assets. A deferred tax asset valuation allowance is established when there is uncertainty that such assets will be realized.

RESERVE  FOR  LIFE-CONTINGENT  CONTRACT  BENEFITS

     The reserve for life-contingent contract benefits payable under insurance policies, including traditional life insurance, life-contingent immediate annuities and voluntary accident and health products, is computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, policy terminations and expenses (see Note 8). These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by characteristics such as type of coverage, year of issue and policy duration. To the extent that unrealized gains on fixed income securities would result in a premium deficiency if those gains were realized, the related increase in reserves for certain immediate annuities with life contingencies is recorded net of tax as a reduction of unrealized net capital gains included in accumulated other comprehensive income.

CONTRACTHOLDER  FUNDS

     Contractholder funds represent interest-bearing liabilities arising from the sale of products such as interest-sensitive life, fixed annuities and funding agreements. Contractholder funds are comprised primarily of deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses (see
Note 8). Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts and reserves for certain guarantees on reinsured variable annuity contracts.

SEPARATE  ACCOUNTS

     Separate accounts assets are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate account contract obligations. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at an amount equal to the separate accounts assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore, are not included in the Company's Consolidated Statements of Operations and Comprehensive Income. Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in consolidated cash flows.

     Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. Substantially all of the Company's variable annuity business was reinsured beginning in 2006.

OFF-BALANCE-SHEET  FINANCIAL  INSTRUMENTS

     Commitments to invest, commitments to purchase private placement securities, commitments to extend loans, financial guarantees and credit guarantees have off-balance-sheet risk because their contractual amounts are not recorded in the Company's Consolidated Statements of Financial Position (see
Note  7  and  Note  11).

ADOPTED  ACCOUNTING  STANDARDS

Disclosures  about  Fair  Value  Measurements

     In January 2010, the Financial Accounting Standards Board ("FASB") issued new accounting guidance which expands disclosure requirements relating to fair value measurements. The guidance adds requirements for disclosing amounts of and reasons for significant transfers into and out of Levels 1 and 2 and requires gross rather than net disclosures about purchases, sales, issuances and settlements relating to Level 3 measurements. The guidance also provides clarification that fair value measurement disclosures are required for each class of assets and liabilities. Disclosures about the valuation techniques and inputs used to measure fair value for measurements that fall in either Level 2 or Level 3 are also required. The Company adopted the provisions of the new guidance as of March 31, 2010, except for disclosures about purchases, sales, issuances and settlements in the roll forward of activity in Level 3 fair value measurements, which are required for fiscal years beginning after December 15, 2010. Disclosures are not required for earlier periods presented for comparative purposes. The new guidance affects disclosures only; and therefore, the adoption had no impact on the Company's results of operations or financial position.


Consolidation  of  Variable  Interest  Entities

     In June 2009, the FASB issued new accounting guidance which requires an entity to perform a qualitative analysis to determine whether it holds a controlling financial interest (i.e., is a primary beneficiary) in a variable interest entity ("VIE"). The analysis identifies the primary beneficiary of a VIE as the entity that has both the power to direct the activities of the VIE that most significantly impact the economic performance of the VIE and the obligation to absorb losses, or the right to receive benefits, that could potentially be significant to the VIE. The Company adopted the new guidance as of January 1, 2010. The adoption had no impact on the Company's results of operations or financial position.

     In the normal course of investing activities, the Company invests in variable interests issued by VIEs. These variable interests include structured investments such as RMBS, CMBS and ABS as well as limited partnerships, special purpose entities and trusts. For these variable interests, the Company concluded it is not the primary beneficiary due to the amount of the Company's interest in the VIEs and the Company's lack of power to direct the activities that are most significant to the economic performance of the VIEs. The Company's maximum exposure to loss on these interests is limited to the amount of the Company's investment, including future funding commitments, as applicable.

Embedded  Credit  Derivatives  Scope  Exception

     In March 2010, the FASB issued accounting guidance clarifying the scope exception for embedded credit derivative features, including those in certain collateralized debt obligations and synthetic collateralized debt obligations. Embedded credit derivative features related to the transfer of credit risk that is only in the form of subordination of one financial instrument to another continue to qualify for the scope exception. Other embedded credit derivative features must be analyzed for potential bifurcation and separate accounting as a derivative, with periodic changes in fair value recorded in net income. The adoption of the new guidance as of July 1, 2010 resulted in the bifurcation of the credit default swaps embedded in synthetic collateralized debt obligations purchased after January 1, 2007, and the related net unrealized capital losses were reclassified from accumulated other comprehensive income to retained income. The cumulative effect of adoption, net of related DAC, DSI and tax adjustments, was a $19 million increase in unrealized net capital gains and losses, a $9 million decrease in total assets and a $28 million decrease in retained income.

Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses

     In July 2010, the FASB issued guidance requiring expanded disclosures relating to the credit quality of financing receivables and the related allowances for credit losses. The new guidance requires a greater level of disaggregated information, as well as additional disclosures about credit quality indicators, past due information and modifications of its financing receivables. The new guidance is effective for reporting periods ending after December 15, 2010, except for disclosures related to troubled debt restructurings which have been deferred until reporting periods ending after December 15, 2011. The new guidance affects disclosures only; and therefore, the adoption as of December 31, 2010 had no impact on the Company's results of operations or financial position.

PENDING  ACCOUNTING  STANDARDS

Consolidation  Analysis  Considering  Investments Held through Separate Accounts

     In April 2010, the FASB issued guidance clarifying that an insurer is not required to combine interests in investments held in a qualifying separate account with its interests in the same investments held in the general account when performing a consolidation evaluation. The guidance is effective for fiscal years and interim periods beginning after December 15, 2010 with early adoption permitted. The adoption of this guidance is not expected to have a material impact on the Company's results of operations or financial position. Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts

     In October 2010, the FASB issued guidance modifying the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal contracts. The guidance specifies that the costs must be based on successful efforts. The guidance also specifies that advertising costs only should be included as deferred acquisition costs if the direct-response advertising accounting criteria are met. The new guidance is effective for reporting periods beginning after December 15, 2011 and should be applied prospectively, with retrospective application permitted. The Company is in process of evaluating the impact of adoption on the Company's results of operations and financial position.

Disclosure  of  Supplementary  Pro  Forma  Information for Business Combinations

     In December 2010, the FASB issued disclosure guidance for entities that enter into business combinations that are material. The guidance specifies that if an entity presents comparative financial statements, the entity should disclose proforma revenue and earnings of the combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The guidance expands the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination. The guidance is effective prospectively for business combinations entered into on or after the beginning of the first annual reporting period beginning on or after December 15, 2010, with early adoption permitted. The Company will adopt the guidance for any business combinations entered into on or after January 1, 2011.

3.  SUPPLEMENTAL  CASH  FLOW  INFORMATION

     Non-cash investment exchanges, including modifications of certain mortgage loans, fixed income securities, limited partnerships and other investments, as well as mergers completed with equity securities, totaled $621 million, $372 million and $17 million for the years ended December 31, 2010, 2009 and 2008, respectively.

     Liabilities for collateral received in conjunction with the Company's securities lending activities were $461 million, $449 million and $320 million as of December 31, 2010, 2009 and 2008, respectively, and are reported in other liabilities and accrued expenses in the Consolidated Statements of Financial Position. Obligations to return cash collateral for over-the-counter ("OTC") derivatives were $4 million, $168 million and $20 million as of December 31, 2010, 2009 and 2008, respectively, and are reported in other liabilities and accrued expenses or other investments. The accompanying cash flows are included in cash flows from operating activities in the Consolidated Statements of Cash Flows along with the activities resulting from management of the proceeds, which for the years ended December 31 are as follows:




($IN MILLIONS)                   2010      2009        2008
                                ======    ======    ========
NET CHANGE IN PROCEEDS
MANAGED
Net change in fixed income
securities                      $  --     $  --     $   348
Net change in short-term
investments                       152      (277)      1,129
     Operating cash flow
provided (used)                 $ 152     $(277)    $ 1,477
                                ------    ------    --------

NET CHANGE IN LIABILITIES
Liabilities for collateral,
beginning of year               $(617)    $(340)    $(1,817)
Liabilities for collateral,
end of year                      (465)     (617)       (340)
     Operating cash flow
(used) provided                 $(152)    $ 277     $(1,477)
                                ------    ------    --------


     In 2009, the Company recorded a non-cash capital contribution from AIC totaling $447 million and transferred to an unconsolidated affiliate a $25 million surplus note issued by a consolidated subsidiary in exchange for a note receivable with a principal sum equal to that of the surplus note (see Note 4). In addition, in 2009, a payable associated with postretirement benefit obligations due to AIC totaling $22 million was forgiven. The forgiveness of the payable reflects a non-cash financing activity.

     In 2008, the Company recorded non-cash capital contributions totaling $742 million, including the transfer from AIC of non-cash assets totaling $342 million and the forgiveness by AIC of an outstanding surplus note with an unpaid principal sum of $400 million. Additionally, in 2008, the Company transferred to an unconsolidated affiliate a $50 million surplus note issued by a consolidated subsidiary in exchange for a note receivable with a principal sum equal to that of the surplus note.

4.    RELATED  PARTY  TRANSACTIONS

BUSINESS  OPERATIONS

     The Company uses services performed by its affiliates, AIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs (see
Note 15), allocated to the Company were $404 million, $435 million and $467 million in 2010, 2009 and 2008, respectively. A portion of these expenses relate to the acquisition of business, which are deferred and amortized into income as described in Note 2.

STRUCTURED  SETTLEMENT  ANNUITIES

     The Company issued $54 million, $49 million and $73 million of structured settlement annuities, a type of immediate annuity, in 2010, 2009 and 2008, respectively, at prices determined using interest rates in effect at the time of purchase, to fund structured settlements in matters involving AIC. Of these amounts, $11 million, $6 million and $12 million relate to structured settlement annuities with life contingencies and are included in premium income for 2010, 2009 and 2008, respectively.

     In most cases, these annuities were issued under a "qualified assignment" whereby prior to July 1, 2001 Allstate Settlement Corporation ("ASC"), and on and subsequent to July 1, 2001 Allstate Assignment Corporation ("AAC"), both wholly owned subsidiaries of ALIC, purchased annuities from ALIC and assumed AIC's obligation to make future payments. AIC issued surety bonds to guarantee the payment of structured settlement benefits assumed by ASC (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company through June 30, 2001. ASC entered into a General Indemnity Agreement pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gave AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. For contracts written on or after July 1, 2001, AIC no longer issues surety bonds to guarantee the payment of structured settlement benefits. Alternatively, ALIC guarantees the payment of structured settlement benefits on all contracts issued on or after July 1, 2001. Reserves recorded by the Company for annuities that are guaranteed by the surety bonds of AIC were $4.83 billion and $4.80 billion as of December 31, 2010 and 2009, respectively.

BROKER-DEALER  AGREEMENT

     The Company receives distribution services from Allstate Financial Services, LLC ("AFS"), an affiliated broker-dealer company, for certain variable life insurance contracts sold by Allstate exclusive agencies. For these services, the Company incurred commission and other distribution expenses of $10 million, $10 million and $19 million in 2010, 2009 and 2008, respectively.

REINSURANCE  TRANSACTIONS

     Effective January 1, 2008, the Company's coinsurance reinsurance agreement with its unconsolidated affiliate American Heritage Life Insurance Company ("AHL"), which went into effect in 2004, was amended to include the assumption by the Company of certain accident and health insurance policies. In accordance with this amendment, the Company recorded cash of $16 million, premium installment receivables of $5 million, DAC of $32 million, reserve for life-contingent contract benefits of $24 million and accrued liabilities of $2 million. Since the Company received assets in excess of net liabilities from an affiliate under common control, the Company recognized a gain of $27 million ($18 million after-tax), which was recorded as an increase to additional capital paid-in. ALIC enters into certain intercompany reinsurance transactions with its wholly owned subsidiaries. ALIC enters into these transactions in order to maintain underwriting control and spread risk among various legal entities. These reinsurance agreements have been approved by the appropriate regulatory authorities. All significant intercompany transactions have been eliminated in consolidation.

INCOME  TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 12).

NOTES  DUE  TO  RELATED  PARTIES

     Notes due to related parties outstanding as of December 31 consisted of the following:




($IN MILLIONS)                        2010     2009
                                     =====    =====
7.00% Surplus Note, due 2028 (1)     $ 400    $ 400
                                     -----    -----
6.74% Surplus Note, due 2029 (1)        25       25
5.06% Surplus Note, due 2035 (1)       100      100
6.18% Surplus Note, due 2036 (1)       100      100
5.93% Surplus Note, due 2038 (1)        50       50
7.00% Note, due 2017                     2       --
    Notes due to related parties     $ 677    $ 675


_____________
(1) No payment of principal or interest is permitted on the surplus notes without the written approval from the proper regulatory authority. The regulatory authority could prohibit the payment of interest and principal on the surplus notes if certain statutory capital requirements are not met. Permission to pay interest on the surplus notes was granted in both 2010 and 2009 on all notes except the $400 million note for which approval has not been sought.

     On August 1, 2005, ALIC entered into an agreement with Kennett Capital Inc. ("Kennett"), an unconsolidated affiliate of ALIC, whereby ALIC sold to Kennett a $100 million 5.06% surplus note due July 1, 2035 issued by ALIC Reinsurance Company ("ALIC Re"), a wholly owned subsidiary of ALIC. As payment, Kennett issued a full recourse 4.86% note due July 1, 2035 to ALIC for the same amount. As security for the performance of Kennett's obligations under the agreement and note, Kennett granted ALIC a pledge of and security interest in Kennett's right, title and interest in the surplus notes and their proceeds. Under the terms of the agreement, ALIC may sell and Kennett may choose to buy additional surplus notes, if and when additional surplus notes are issued.

     On June 30, 2006, under the existing agreement with Kennett discussed above, ALIC sold Kennett a $100 million redeemable surplus note issued by ALIC Re. The surplus note is due June 1, 2036 with an initial rate of 6.18% that will reset every ten years to the then current ten year Constant Maturity Treasury yield ("CMT"), plus 1.14%. As payment, Kennett issued a full recourse note due June 1, 2036 to ALIC for the same amount with an initial interest rate of 5.98% that will reset every ten years to the then current ten year CMT, plus 0.94%.

On June 30, 2008, under the existing agreement with Kennett, ALIC sold Kennett a $50 million redeemable surplus note issued by ALIC Re. The surplus note is due June 1, 2038 with an initial rate of 5.93% that will reset every ten years to the then current ten year CMT, plus 2.09%. As payment, Kennett issued a full recourse note due June 1, 2038 to ALIC for the same amount with an initial interest rate of 5.73% that will reset every ten years to the then current ten year CMT, plus 1.89%.

On December 18, 2009, under the existing agreement with Kennett, ALIC sold Kennett a $25 million redeemable surplus note issued by ALIC Re. The surplus note is due December 1, 2029 with an initial rate of 6.74% that will reset every ten years to the then current ten year CMT, plus 3.25%. As payment, Kennett issued a full recourse note due December 1, 2029 to ALIC for the same amount with an initial interest rate of 5.19% that will reset every ten years to the then current ten year CMT, plus 1.70%.

The notes due from Kennett are classified as other investments in the Consolidated Statements of Financial Position. In 2010, 2009 and 2008, the Company recorded net investment income on these notes of $15 million, $14 million and $12 million, respectively. In 2010, 2009 and 2008, the Company incurred $16 million, $14 million and $13 million, respectively, of interest expense related to the surplus notes due to Kennett.

On August 29, 2008, the Company issued a surplus note to AIC with a principal sum of $400 million in exchange for cash. On December 29, 2008, AIC agreed to cancel and forgive the principal and any related interest obligations associated with this surplus note. The forgiveness of the principal was recognized as a capital contribution resulting in an increase to additional capital paid-in of $400 million.

     On November 17, 2008, the Company issued a $400 million 7.00% surplus note due November 17, 2028 to AIC in exchange for cash. In 2010, 2009 and 2008, the Company incurred interest expense on this surplus note of $28 million, $28 million and $3 million, respectively.

     In March 2010, in accordance with an asset purchase agreement between Road Bay Investments, LLC ("RBI"), a consolidated subsidiary of ALIC, and AHL, an unconsolidated affiliate of ALIC, AHL sold to RBI mortgage loans with a carrying value of $6 million on the date of sale. As payment, RBI issued a 7.00% note due March 26, 2017 to AHL for the same amount. As security for the performance of RBI's obligations under the agreement and note, RBI granted a pledge of and security interest in RBI's right, title and interest in the mortgage loans and their proceeds. In 2010, RBI repaid $4 million of principal on the outstanding note. In 2010, the Company incurred interest expense on this note of $0.2 million.

LIQUIDITY  AND  INTERCOMPANY  LOAN  AGREEMENT

     The Company, AIC and the Corporation are party to the Amended and Restated Intercompany Liquidity Agreement ("Liquidity Agreement") which allows for short-term advances of funds to be made between parties for liquidity and other general corporate purposes. The Liquidity Agreement does not establish a commitment to advance funds on the part of any party. The Company and AIC each serve as a lender and borrower and the Corporation serves only as a lender. The maximum amount of advances each party may make or receive is limited to $1 billion. Netting or offsetting of advances made and received is not permitted. Advances between the parties are required to have specified due dates less than or equal to 364 days from the date of the advance and be payable upon demand by written request from the lender at least ten business days prior to the demand date. The borrower may make prepayments of the outstanding principal balance of an advance without penalty. Advances will bear interest equal to or greater than the rate applicable to 30-day commercial paper issued by the Corporation on the date the advance is made with an adjustment on the first day of each month thereafter.

     In addition to the Liquidity Agreement, the Company has an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1 billion. The Corporation may use commercial paper borrowings, bank lines of credit and repurchase agreements to fund intercompany borrowings. The Company had no amounts outstanding under the intercompany loan agreement as of December 31, 2010 and 2009.

     On December 20, 2010, AHL entered into a Revolving Loan Credit Agreement ("Credit Agreement") with RBI, a consolidated subsidiary of ALIC, according to which AHL agreed to extend revolving credit loans to RBI. As security for its obligations under the Credit Agreement, RBI entered into a Pledge and Security Agreement with AHL, according to which RBI agreed to grant a pledge of and security interest in RBI's right, title, and interest in certain assets of RBI. The Company had no amounts outstanding under the Credit Agreement as of December 31, 2010.

INVESTMENT  SALES  AND  PURCHASES

     In December 2009, the Company sold investments to AIC. The Company received proceeds of $28 million for the investments, which included fixed income securities and a bank loan with a fair value on the date of sale of $17 million and $11 million, respectively. The amortized cost basis of the fixed income securities and bank loan on the date of sale was $46 million and $12 million, respectively. The loss on sale of $20 million after-tax ($30 million pre-tax) was recorded as a decrease to retained income since the sale of the investments was between affiliates under common control.

     In September 2008, in accordance with two sale agreements with AIC, the Company purchased investments from AIC. The Company paid $944 million in cash for the investments, which included mortgage loans and privately placed corporate fixed income securities with a fair value on the date of sale of $613 million and $325 million, respectively, and $6 million of accrued investment income. Since the transaction was between affiliates under common control, the mortgage loans were recorded at the outstanding principal balance, net of unamortized premium or discount, on the date of sale of $634 million and the privately placed corporate fixed income securities were recorded at the amortized cost basis on the date of sale of $338 million. The difference between the fair value and the outstanding principal balance, net of unamortized premium or discount, for the mortgage loans, and the amortized cost basis for the privately placed corporate fixed income securities, on the date of sale, was recorded as an increase to retained income of $22 million after-tax ($34 million pre-tax).

CAPITAL  CONTRIBUTIONS

     In December 2009, the Company received a capital contribution from AIC totaling $447 million, which was recorded as additional capital paid-in on the Consolidated Statements of Financial Position. The capital contribution included fixed income securities with a fair value and amortized cost basis of $442 million and $424 million, respectively, and accrued investment income of $5 million. Since the transfer of the fixed income securities was between affiliates under common control, the securities were recorded by the Company at AIC's amortized cost basis on the date of transfer with the difference between amortized cost and fair value recorded as a decrease to retained income of $16 million after-tax ($18 million pre-tax).

     In March 2009, the Company received a capital contribution from AIC of $250 million, which was paid in cash and recorded as additional capital paid-in on the Consolidated Statements of Financial Position.

     In June 2008, the Company received a capital contribution from AIC of $349 million, which was recorded as additional capital paid-in on the Consolidated Statements of Financial Position. The capital contribution included fixed income securities of $337 million, accrued investment income of $5 million and cash of $7 million.

     In November 2008, the Company received a capital contribution from AIC of $600 million, which was paid in cash and recorded as additional capital paid-in on the Consolidated Statements of Financial Position.

     In December 2008, a surplus note issued to AIC in August 2008 was cancelled and forgiven by AIC. The forgiveness of the principal was recognized as a capital contribution resulting in an increase to additional capital paid-in of $400 million.

  The Company and AIC have a Capital Support Agreement that went into effect in 2007. Under the terms of this agreement, AIC agrees to provide capital to maintain the amount of statutory capital and surplus necessary to maintain a company action level risk-based capital ("RBC") ratio of at least 150%. AIC's obligation to provide capital to the Company under the agreement is limited to an aggregate amount of $1 billion. In exchange for providing this capital, the Company will pay AIC an annual commitment fee of 1% of the amount of the Capital and Surplus maximum that remains available on January 1 of such year. The Company or AIC have the right to terminate this agreement when: 1) the Company qualifies for a financial strength rating from Standard and Poor's, Moody's or A.M. Best, without giving weight to the existence of this agreement, that is the same or better than its rating with such support; 2) the Company's RBC ratio is at least 300%; or 3) AIC no longer directly or indirectly owns at least 50% of the voting stock of the Company. As of December 31, 2010, no capital had been provided by AIC under this agreement. All capital contributions to the Company subsequent to this agreement going into effect were discretionary and were made by AIC outside of the terms of this agreement.

POSTRETIREMENT  BENEFIT  PLANS

     Effective September 30, 2009, the Corporation became the sponsor of a group medical plan and a group life insurance plan to provide covered benefits to certain retired employees ("postretirement benefits"). Prior to September 30, 2009, AIC was the sponsor of these plans. In connection with the change in the sponsorship, amounts payable by the Company to the previous plan sponsor, AIC, totaling $22 million were forgiven. The forgiveness of this liability was recorded as an increase in additional capital paid-in of $17 million and an increase to retained income of $5 million.


5.  INVESTMENTS

FAIR  VALUES

The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:



                                                  GROSS
($IN MILLIONS)              AMORTIZED           UNREALIZED            FAIR
                            ==========    ======================
                            COST          GAINS          LOSSES       VALUE
                                          -----------    --------    -------
DECEMBER 31, 2010
U.S. government
  and agencies              $    3,258    $       245    $    (9)    $ 3,494
Municipal                        5,179             88       (294)      4,973
Corporate                       27,509          1,510       (369)     28,650
Foreign government               1,962            303         (8)      2,257
RMBS                             4,674            132       (451)      4,355
CMBS                             2,121             56       (274)      1,903
ABS                              2,768             88       (289)      2,567
Redeemable preferred
stock                               15             --         --          15
     Total fixed income
      securities            $   47,486    $     2,422    $(1,694)    $48,214
                            ----------    -----------    --------    -------

DECEMBER 31, 2009
U.S. government
  and agencies              $    3,426    $       168    $   (13)    $ 3,581
Municipal                        5,578             50       (519)      5,109
Corporate                       27,314          1,015       (790)     27,539
Foreign government               1,906            258        (11)      2,153
RMBS                             5,596             76     (1,006)      4,666
CMBS                             3,390             30       (952)      2,468
ABS                              2,616             48       (537)      2,127
Redeemable preferred
stock                               16             --         (1)         15
     Total fixed income
     securities             $   49,842    $     1,645    $(3,829)    $47,658
                            ----------    -----------    --------    -------


SCHEDULED  MATURITIES
The scheduled maturities for fixed income securities are as follows as of December 31, 2010:



                                           AMORTIZED      FAIR
($IN MILLIONS)                             COST          VALUE
                                           ==========    =======
Due in one year or less                    $    1,656    $ 1,682
                                           ----------    -------
Due after one year through five years          13,278     13,836
Due after five years through ten years         11,243     12,035
Due after ten years                            13,867     13,739
                                               40,044     41,292
                                           ----------    -------
RMBS and ABS                                    7,442      6,922
     Total                                 $   47,486    $48,214
                                           ----------    -------


Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on RMBS and ABS, they are not categorized by contractual maturity. CMBS are categorized by contractual maturity because they generally are not subject to prepayment risk.


NET  INVESTMENT  INCOME



($IN MILLIONS)                      2010       2009       2008
                                  =======    =======    =======
Fixed income securities           $2,476     $2,595     $3,112
                                  -------    -------    -------
Mortgage loans                       377        488        580
Equity securities                      5          5          7
Limited partnership interests         21          8         29
Short-term investments                 3         13         98
Other                                (16)       (39)        23
Investment income,
before expense                     2,866      3,070      3,849
                                  -------    -------    -------
Investment expense                  (106)       (96)      (129)
 Net investment
 income                           $2,760     $2,974     $3,720
                                  -------    -------    -------

Net  investment  income  for  the  years  ended  December  31  is  as  follows:

REALIZED  CAPITAL  GAINS  AND  LOSSES
Realized capital gains and losses by asset type for the years ended December 31 are as follows:



($IN MILLIONS)                      2010      2009        2008
                                   ======    ======    ========
Fixed income securities            $(370)    $(255)    $(2,004)
                                   ------    ------    --------
Mortgage loans                       (71)     (143)        (90)
Equity securities                     36       (21)        (29)
Limited partnership interests         17      (283)        (76)
Derivatives                         (124)      357        (815)
Other                                 (1)      (75)        (38)
        Realized capital gains
         and losses                $(513)    $(420)    $(3,052)
                                   ------    ------    --------


Realized capital gains and losses by transaction type for the years ended December 31 are as follows:



($IN MILLIONS)
                                  2010        2009        2008
                                 ======    ========    ========
Impairment write-downs           $(494)    $(1,009)    $(1,227)
                                 ------    --------    --------
Change in intent write-downs      (142)       (267)     (1,207)
Net other-than-temporary
impairment
("OTTI") losses recognized
 in earnings                      (636)     (1,276)     (2,434)
                                 ------    --------    --------
Sales                              215         637         184
Valuation of derivative
instruments                        (94)        315        (985)
Settlement of derivative
instruments                        (31)         41         197
EMA limited partnership
income                              33        (137)        (14)
Realized capital gains
and losses                       $(513)    $  (420)    $(3,052)
                                 ------    --------    --------


Gross gains of $454 million, $931 million and $516 million and gross losses of $343 million, $267 million and $317 million were realized on sales of fixed income securities during 2010, 2009 and 2008, respectively.

Other-than-temporary impairment losses by asset type for the years ended December 31 are as follows:



($IN MILLIONS)
                               2010          2009
                             =======    ==========
                                        INCLUDED                            INCLUDED
                                        ----------    ------    --------    ----------
                             GROSS      IN OCI        NET       GROSS       IN OCI        NET
                             -------    ----------              --------    ----------    ------
Fixed income securities:
   Municipal                 $ (101)    $      17     $ (84)    $   (25)    $      --     $ (25)
   Corporate                    (51)            1       (50)       (188)          (11)     (199)
   Foreign government            --            --        --         (17)           --       (17)
   RMBS                        (236)          (20)     (256)       (434)          251      (183)
   CMBS                         (93)          (27)     (120)       (411)          102      (309)
   ABS                          (13)          (16)      (29)       (201)          (26)     (227)
Total fixed income
securities                     (494)          (45)     (539)     (1,276)          316      (960)
                             -------    ----------    ------    --------    ----------    ------
Mortgage loans                  (71)           --       (71)       (102)           --      (102)
Equity securities                --            --        --         (29)           --       (29)
Limited partnership
interests                       (23)           --       (23)       (148)           --      (148)
Other                            (3)           --        (3)        (37)           --       (37)
Other-than-
temporary
impairment
losses                       $ (591)    $     (45)    $(636)    $(1,592)    $     316     $(1,276)
                             -------    ----------    ------    --------    ----------    ------


The total amount of other-than-temporary impairment losses included in accumulated other comprehensive income at the time of impairment for fixed income securities as of December 31, which were not included in earnings, are presented in the following table. The amount excludes $213 million and $136 million as of December 31, 2010 and 2009, respectively, of net unrealized gains related to changes in valuation of the fixed income securities subsequent to the impairment measurement date.



($IN MILLIONS)     2010      2009
                  ======    ======
Municipal         $ (17)    $  --
                  ------    ------
Corporate            (1)      (18)
RMBS               (258)     (323)
CMBS                (49)     (127)
ABS                 (41)      (90)
     Total        $(366)    $(558)


 Rollforwards of the cumulative credit losses recognized in earnings for fixed income securities held as of December 31 are as follows:



($in millions)
                                     2010        2009
                                    ======    ========
BEGINNING BALANCE                   $(808)    $    --
                                    ------    --------
BEGINNING BALANCE OF
CUMULATIVE CREDIT
LOSS FOR SECURITIES HELD
AS OF APRIL 1, 2009                    --      (1,059)
CUMULATIVE EFFECT OF
CHANGE IN ACCOUNTING
PRINCIPLE                              81          --
ADDITIONAL CREDIT LOSS
FOR SECURITIES
PREVIOUSLY
OTHER-THAN-TEMPORARILY
IMPAIRED                             (221)       (111)
ADDITIONAL CREDIT LOSS
 FOR SECURITIES NOT
PREVIOUSLY
OTHER-THAN-TEMPORARILY
 IMPAIRED                            (183)       (411)
REDUCTION IN CREDIT LOSS
FOR SECURITIES
DISPOSED OR COLLECTED                 399         773
REDUCTION IN CREDIT LOSS
 FOR SECURITIES THE
COMPANY HAS MADE THE DECISION
TO SELL OR MORE LIKELY THAN NOT
WILL BE REQUIRED TO SELL               27          --
CHANGE IN CREDIT LOSS
 DUE TO ACCRETION OF
INCREASE IN CASH FLOWS                  4          --
ENDING BALANCE                      $(701)    $  (808)
                                    ------    --------


The Company uses its best estimate of future cash flows expected to be collected from the fixed income security, discounted at the security's original or current effective rate, as appropriate, to calculate a recovery value and determine whether a credit loss exists. The determination of cash flow estimates is inherently subjective and methodologies may vary depending on facts and circumstances specific to the security. All reasonably available information relevant to the collectability of the security, including past events, current conditions, and reasonable and supportable assumptions and forecasts, are considered when developing the estimate of cash flows expected to be collected. That information generally includes, but is not limited to, the remaining payment terms of the security, prepayment speeds, foreign exchange rates, the financial condition and future earnings potential of the issue or issuer, expected defaults, expected recoveries, the value of underlying collateral, vintage, geographic concentration, available reserves or escrows, current subordination levels, third party guarantees and other credit enhancements. Other information, such as industry analyst reports and forecasts, sector credit ratings, financial condition of the bond insurer for insured fixed income securities, and other market data relevant to the realizability of contractual cash flows, may also be considered. The estimated fair value of collateral will be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of collateral for ultimate settlement. If the estimated recovery value is less than the amortized cost of the security, a credit loss exists and an other-than-temporary impairment for the difference between the estimated recovery value and amortized cost is recorded in earnings. The portion of the unrealized loss related to factors other than credit remains classified in accumulated other comprehensive income. If the Company determines that the fixed income security does not have sufficient cash flow or other information to estimate a recovery value for the security, the Company may conclude that the entire decline in fair value is deemed to be credit related and the loss is recorded in earnings.

UNREALIZED  NET  CAPITAL  GAINS  AND  LOSSES

Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:



                                                                        GROSS                           UNREALIZED
($IN MILLIONS)                           FAIR                         UNREALIZED                           NET
                                       ========              ==========================                 ===========
DECEMBER 31, 2010                      VALUE                 GAINS               LOSSES                 GAINS (LOSSES)
Fixed income securities (1)            $48,214               $2,422              $(1,694)                    $ 728
                                                             ------              --------    --------------  ------
Equity securities                          211                   48                   (1)                       47
Short-term investments                   1,257                   --                   --                        --
Derivative instruments (2)                 (17)                   2                  (19)                      (17)
     Unrealized net capital
       gains and losses, pre-tax                                                                               758
                                       --------  ----------  ------  ----------  --------    --------------  ------
Amounts recognized for:
     Insurance reserves (3)                                                                                    (41)
     DAC and DSI (4)                                                                                            98
         Amounts recognized                                                                                     57
                                                                                                             ------
     Deferred income taxes                                                                                    (290)
     Unrealized net capital
       gains and losses, after-tax                                                                           $ 525
                                                                                                             ------


_________________

(1) Unrealized net capital gains and losses for fixed income securities as of December 31, 2010 comprises $(153) million related to unrealized net capital losses on fixed income securities with OTTI and $881 million related to other unrealized net capital gains and losses.
(2) Included in the fair value of derivative instruments are $2 million classified as assets and $19 million classified as liabilities.
(3) The insurance reserves adjustment represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product portfolios were realized and reinvested at current lower interest rates, resulting in a premium deficiency. Although the Company evaluates premium deficiencies on the combined performance of life insurance and immediate annuities with life contingencies, the adjustment primarily relates to structured settlement annuities with life contingencies, in addition to annuity buy-outs and certain payout annuities with life contingencies.
(4) The DAC and DSI adjustment balance represents the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized gains or losses in the respective product portfolios were realized.






                                                                      GROSS                        UNREALIZED
                                       FAIR                         UNREALIZED                        NET
DECEMBER 31, 2009
                                     VALUE                 GAINS               LOSSES            GAINS (LOSSES)
Fixed income securities (1)          $47,658               $1,645              $(3,829)                    $(2,184)
                                                           ------              --------    --------------  --------
Equity securities                        183                   31                   (7)                         24
Short-term investments                 1,669                   --                   --                          --
Derivative instruments (2)               (20)                   2                  (20)                        (18)
     Unrealized net capital
     gains and losses, pre-tax                                                                              (2,178)
                                     --------  ----------  ------  ----------  --------    --------------  --------
Amounts recognized for:
     Insurance reserves                                                                                         --
     DAC and DSI                                                                                               990
         Amounts recognized                                                                                    990
                                                                                                           --------
     Deferred income taxes                                                                                     411
     Unrealized net capital
     gains and losses, after-tax                                                                           $  (777)
                                                                                                           --------


____________________
(1) Unrealized net capital gains and losses for fixed income securities as of December 31, 2009 comprises $(422) million related to unrealized net capital losses on fixed income securities with OTTI and $(1.76) billion related to other unrealized net capital gains and losses.
(2) Included in the fair value of derivative instruments are $(2) million classified as assets and $18 million classified as liabilities.

CHANGE  IN  UNREALIZED  NET  CAPITAL  GAINS  AND  LOSSES

The change in unrealized net capital gains and losses for the years ended December 31 is as follows:



($IN MILLIONS)                2010          2009        2008
Fixed income securities     $2,912     $   4,506     $(7,139)
                            -------    ----------    --------
Equity securities               23            48         (24)
Short-term investments          --            (3)          3
Derivative instruments           1           (32)         46
Total                        2,936         4,519      (7,114)
                            -------    ----------    --------
Amounts recognized for:
Insurance reserves             (41)          378         681
DAC and DSI                   (892)       (2,503)      2,980
(Decrease) increase
in amounts recognized         (933)       (2,125)      3,661
                            -------    ----------    --------
Deferred income taxes         (701)         (834)      1,200
Increase (decrease)
in unrealized net
capital gains
and losses                  $1,302     $   1,560     $(2,253)
                            -------    ----------    --------


PORTFOLIO  MONITORING
     The Company has a comprehensive portfolio monitoring process to identify and evaluate each fixed income and equity security whose carrying value may be other-than-temporarily impaired.
For each fixed income security in an unrealized loss position, the Company assesses whether management with the appropriate authority has made the decision to sell or whether it is more likely than not the Company will be required to sell the security before recovery of the amortized cost basis for reasons such as liquidity, contractual or regulatory purposes. If a security meets either of these criteria, the security's decline in fair value is considered other than temporary and is recorded in earnings.
If the Company has not made the decision to sell the fixed income security and it is not more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis, the Company evaluates whether it expects to receive cash flows sufficient to recover the entire amortized cost basis of the security. The Company calculates the estimated recovery value by discounting the best estimate of future cash flows at the security's original or current effective rate, as appropriate, and compares this to the amortized cost of the security. If the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income.
     For equity securities, the Company considers various factors, including whether it has the intent and ability to hold the equity security for a period of time sufficient to recover its cost basis. Where the Company lacks the intent and ability to hold to recovery, or believes the recovery period is extended, the equity security's decline in fair value is considered other than temporary and is recorded in earnings. For equity securities managed by a third party, the Company has contractually retained its decision making authority as it pertains to selling equity securities that are in an unrealized loss position.
The Company's portfolio monitoring process includes a quarterly review of all securities to identify instances where the fair value of a security compared to its amortized cost (for fixed income securities) or cost (for equity securities) is below established thresholds. The process also includes the monitoring of other impairment indicators such as ratings, ratings downgrades and payment defaults. The securities identified, in addition to other securities for which the Company may have a concern, are evaluated for potential other-than-temporary impairment using all reasonably available information relevant to the collectability or recovery of the security. Inherent in the Company's evaluation of other-than-temporary impairment for these fixed income and equity securities are assumptions and estimates about the financial condition and future earnings potential of the issue or issuer. Some of the factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry specific market conditions and trends, geographic location and implications of rating agency actions and offering prices; 2) the specific reasons that a security is in an unrealized loss position, including overall market conditions which could affect liquidity; and
3) the length of time and extent to which the fair value has been less than amortized cost or cost.
The following table summarizes the gross unrealized losses and fair value of fixed income and equity securities by the length of time that individual securities have been in a continuous unrealized loss position.



                                   Less than    12 months
($in millions)                     12 months     or more         Total
                                   =========    ==========    ============
                                    Number         Fair        Unrealized      Number       Fair       Unrealized      unrealized
                                   ---------    ----------    ------------    ---------    -------    ------------    ------------
                                                                                                                             C>
                                   of issues    value         losses          of issues    value      losses          losses
December 31, 2010
FIXED INCOME SECURITIES
   U.S. GOVERNMENT
     AND AGENCIES                         13    $      348    $        (9)           --    $    --    $        --     $        (9)
   MUNICIPAL                             142         1,718            (55)          170      1,145           (239)           (294)
   CORPORATE                             340         3,805           (144)          143      1,951           (225)           (369)
   FOREIGN GOVERNMENT                     16           191             (8)            1         10             --              (8)
   RMBS                                  108           143             (3)          246      1,266           (448)           (451)
   CMBS                                   11           123             (2)          114        836           (272)           (274)
   ABS                                    33           262             (4)          130      1,288           (285)           (289)
        TOTAL FIXED INCOME
        SECURITIES (1)                   663         6,590           (225)          804      6,496         (1,469)         (1,694)
EQUITY SECURITIES                          3            17             (1)           --         --             --              (1)
        TOTAL FIXED INCOME
         AND EQUITY SECURITIES           666    $    6,607    $      (226)          804    $ 6,496    $    (1,469)    $    (1,695)
                                   ---------    ----------    ------------    ---------    -------    ------------    ------------

INVESTMENT GRADE
FIXED INCOME SECURITIES                  600    $    6,222    $      (209)          559    $ 4,853    $      (782)    $      (991)
BELOW INVESTMENT GRADE
FIXED INCOME SECURITIES                   63           368            (16)          245      1,643           (687)           (703)
        TOTAL FIXED INCOME
         SECURITIES                      663    $    6,590    $      (225)          804    $ 6,496    $    (1,469)    $    (1,694)
                                   ---------    ----------    ------------    ---------    -------    ------------    ------------

December 31, 2009
FIXED INCOME SECURITIES
   U.S. GOVERNMENT
     AND AGENCIES                         27    $    1,952    $       (13)           --    $    --    $        --     $       (13)
   MUNICIPAL                             144         1,634            (62)          280      1,912           (457)           (519)
   CORPORATE                             300         3,979           (131)          398      5,155           (659)           (790)
   FOREIGN GOVERNMENT                     10           360            (11)            1          1             --             (11)
   RMBS                                  162           604            (14)          310      1,727           (992)         (1,006)
   CMBS                                   19           186             (3)          257      1,796           (949)           (952)
   ABS                                    21           203            (19)          163      1,363           (518)           (537)
   REDEEMABLE PREFERRED
    STOCK                                  1            --             --             1         13             (1)             (1)
        TOTAL FIXED INCOME
         SECURITIES (1)                  684         8,918           (253)        1,410     11,967         (3,576)         (3,829)
                                   ---------    ----------    ------------    ---------    -------    ------------    ------------
EQUITY SECURITIES                          7            11             (2)            1         13             (5)             (7)
        TOTAL FIXED INCOME
       AND EQUITY SECURITIES             691    $    8,929    $      (255)        1,411    $11,980    $    (3,581)    $    (3,836)
                                   ---------    ----------    ------------    ---------    -------    ------------    ------------

INVESTMENT GRADE
   FIXED INCOME SECURITIES               650    $    8,667    $      (191)        1,119    $10,260    $    (2,467)    $    (2,658)
BELOW INVESTMENT GRADE
   FIXED INCOME SECURITIES                34           251            (62)          291      1,707         (1,109)         (1,171)
        TOTAL FIXED INCOME
       SECURITIES                        684    $    8,918    $      (253)        1,410    $11,967    $    (3,576)    $    (3,829)
                                   ---------    ----------    ------------    ---------    -------    ------------    ------------


_______________
 (1) Gross unrealized losses resulting from factors other than credit on fixed income securities with other-than-temporary impairments for which the Company has recorded a credit loss in earnings total $3 million for the less than 12 month category and $251 million for the 12 months or greater category as of December 31, 2010 and $16 million for the less than 12 month category and $468 million for the 12 months or greater category as of December 31, 2009. As of December 31, 2010, $670 million of unrealized losses are related to securities with an unrealized loss position less than 20% of amortized cost or cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. Of the $670 million, $538 million are related to unrealized losses on investment grade fixed income securities. Investment grade is defined as a security having a rating of Aaa, Aa, A or Baa from Moody's, a rating of AAA, AA, A or BBB from S&P, Fitch, Dominion or
Realpoint, a rating of aaa, aa, a or bbb from A.M. Best, or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities are principally related to widening credit spreads or rising interest rates since the time of initial purchase.
     As of December 31, 2010, the remaining $1.03 billion of unrealized losses are related to securities in unrealized loss positions greater than or equal to 20% of amortized cost or cost. Investment grade fixed income securities comprising $453 million of these unrealized losses were evaluated based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issue or issuer and were determined to have adequate resources to fulfill contractual obligations. Of the $1.03 billion, $572 million are related to below investment grade fixed income securities. Of these amounts, $552 million of the below investment grade fixed income securities had been in an unrealized loss position for a period of twelve or more consecutive months as of December 31, 2010. Unrealized losses on below investment grade securities are principally related to RMBS, CMBS and ABS and were the result of wider credit spreads resulting from higher risk premiums since the time of initial purchase, largely due to macroeconomic conditions and credit market deterioration, including the impact of lower real estate valuations.
RMBS, CMBS and ABS in an unrealized loss position were evaluated based on actual and projected collateral losses relative to the securities' positions in the respective securitization trusts, security specific expectations of cash flows, and credit ratings. This evaluation also takes into consideration credit enhancement, measured in terms of (i) subordination from other classes of securities in the trust that are contractually obligated to absorb losses before the class of security the Company owns, (ii) the expected impact of other structural features embedded in the securitization trust beneficial to the class of securities the Company owns, such as overcollateralization and excess spread, and (iii) for RMBS and ABS in an unrealized loss position, credit enhancements from reliable bond insurers, where applicable. Municipal bonds in an unrealized loss position were evaluated based on the quality of the underlying securities, taking into consideration credit enhancements from reliable bond insurers, where applicable. Unrealized losses on equity securities are primarily related to equity market fluctuations.
As of December 31, 2010, the Company has not made the decision to sell and it is not more likely than not the Company will be required to sell fixed income securities with unrealized losses before recovery of the amortized cost basis. As of December 31, 2010, the Company had the intent and ability to hold equity securities with unrealized losses for a period of time sufficient for them to recover.
LIMITED  PARTNERSHIPS
As of December 31, 2010 and 2009, the carrying value of equity method limited partnership interests totaled $610 million and $495 million, respectively. The Company recognizes an impairment loss for equity method investments when evidence demonstrates that the loss is other than temporary. Evidence of a loss in value that is other than temporary may include the absence of an ability to recover the carrying amount of the investment or the inability of the investee to sustain a level of earnings that would justify the carrying amount of the investment. In 2010, 2009 and 2008, the Company had write-downs related to equity method limited partnership interests of $1 million, $5 million and $13 million, respectively.
As of December 31, 2010 and 2009, the carrying value for cost method limited partnership interests was $662 million and $533 million, respectively. To determine if an other-than-temporary impairment has occurred, the Company evaluates whether an impairment indicator has occurred in the period that may have a significant adverse effect on the carrying value of the investment. Impairment indicators may include: significantly reduced valuations of the investments held by the limited partnerships; actual recent cash flows received being significantly less than expected cash flows; reduced valuations based on financing completed at a lower value; completed sale of a material underlying investment at a price significantly lower than expected; or any other adverse events since the last financial statements received that might affect the fair value of the investee's capital. Additionally, the Company's portfolio monitoring process includes a quarterly review of all cost method limited partnerships to identify instances where the net asset value is below established thresholds for certain periods of time, as well as investments that are performing below expectations, for further impairment consideration. If a cost method limited partnership is other-than-temporarily impaired, the carrying value is written down to fair value, generally estimated to be equivalent to the reported net asset value of the underlying funds. The Company had write-downs related to cost method investments in 2010, 2009 and 2008 of $22 million, $143 million and $53 million, respectively.
MORTGAGE  LOANS
The Company's mortgage loans are commercial mortgage loans collateralized by a variety of commercial real estate property types located throughout the United States and totaled, net of valuation allowance, $6.55 billion and $7.78 billion as of December 31, 2010 and 2009, respectively. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The following table shows the principal geographic distribution of commercial real estate represented in the Company's mortgage portfolio. No other state represented more than 5% of the portfolio as of December 31.



(% OF MORTGAGE PORTFOLIO
CARRYING VALUE)
                           2010     2009
                           =====    =====
California                 23.5%    22.9%
                           -----    -----
Illinois                    9.3      9.3
New York                    6.7      6.4
New Jersey                  6.6      6.0
Pennsylvania                5.6      6.0
Texas                       5.3      5.0


The types of properties collateralizing the mortgage loans as of December 31 are as follows:



(% OF MORTGAGE PORTFOLIO
 CARRYING VALUE)            2010     2009
Office buildings            32.0%    35.2%
                           ------    -----
Retail                      27.5     24.4
Warehouse                   21.8     22.9
Apartment complex           12.8     12.1
Other                        5.9      5.4
     Total                 100.0%    100.0%
                           ------    -----


The contractual maturities of the mortgage loan portfolio as of December 31, 2010, excluding $62 million of mortgage loans in the process of foreclosure, are as follows:



                 NUMBER     CARRYING
($IN MILLIONS)  OF LOANS    VALUE        PERCENT
                ========    =========    =========
2011                  53    $     614        9.5%
                --------    ---------    --------
2012                  82          772       11.9
2013                  74          637        9.8
2014                  75        1,006       15.5
Thereafter           336        3,462       53.3
    Total            620    $   6,491      100.0%
                --------    ---------    --------


Mortgage loans are evaluated for impairment on a specific loan basis through a quarterly credit monitoring process and review of key credit quality indicators. Mortgage loans are considered impaired when it is probable that the Company will not collect the contractual principal and interest. Valuation allowances are established for impaired loans to reduce the carrying value to the fair value of the collateral less costs to sell or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate. Impaired mortgage loans may not have a valuation allowance when the fair value of the collateral less costs to sell is higher than the carrying value. Mortgage loan valuation allowances are charged off when there is no reasonable expectation of recovery.
Accrual of income is suspended for mortgage loans that are in default or when full and timely collection of principal and interest payments is not probable. Cash receipts on mortgage loans on nonaccrual status are generally recorded as a reduction of carrying value.

Debt service coverage ratio is considered a key credit quality indicator when mortgage loans are evaluated for impairment. Debt service coverage ratio represents the amount of estimated cash flows from the property available to the borrower to meet principal and interest payment obligations. Debt service coverage ratio estimates are updated annually or more frequently if conditions are warranted based on the Company's credit monitoring process. The following table reflects the carrying value of non-impaired fixed rate and variable rate mortgage loans as of December 31, 2010, summarized by debt service coverage ratio distribution:



($IN MILLIONS)
DEBT SERVICE                              FIXED RATE     VARIABLE RATE
                                                         ==============
COVERAGE RATIO                            MORTGAGE       MORTGAGE
DISTRIBUTION                              LOANS          LOANS             TOTAL
                                          ===========    ==============    ======
Below 1.0                                 $       275    $           --    $  275
                                          -----------    --------------    ------
1.0 - 1.25
                                                1,571                16     1,587
1.26 - 1.50                                     1,478                --     1,478
Above 1.50                                      2,484               546     3,030
    Total non-impaired mortgage loans     $     5,808    $          562    $6,370


Mortgage loans with a debt service coverage ratio below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable term, the decrease in cash flows from the properties is considered temporary, or there are other risk mitigating circumstances such as additional collateral, escrow balances or borrower guarantees.
The net carrying value of impaired mortgage loans as of December 31 is as follows:



($IN MILLIONS)                     2010     2009
                                  =====    =====
Impaired mortgage loans
with a valuation allowance        $ 168    $ 361
                                  -----    -----
Impaired mortgage loans
without a valuation allowance
                                     15       16
Total impaired mortgage loans     $ 183    $ 377
                                  -----    -----
Valuation allowance on
impaired mortgage loans           $  84    $  94
                                  =====    =====


The average balance of impaired loans was $275 million, $313 million and $43 million during 2010, 2009 and 2008, respectively.
The rollforward of the valuation allowance on impaired mortgage loans for the years ended December 31 is as follows:



($IN MILLIONS)           2010      2009      2008
Beginning balance       $  94     $   3     $  --
                        ------    ------    -----
Net increase in
valuation allowance
                           65        96         3
Charge offs               (75)       (5)       --
Ending balance          $  84     $  94     $   3
                        ------    ------    -----


Past  due  mortgage  loans carrying value as of December 31, 2010 is as follows:



($IN MILLIONS)
Less than 90 days past due      $   12
90 days or greater past due         78
Total past due                      90
                                ------
Current loans                    6,463
Total mortgage loans            $6,553
                                ------



MUNICIPAL  BONDS

The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company's portfolio as of December 31. No other state represents more than 5% of the portfolio.



(% OF MUNICIPAL BOND PORTFOLIO CARRYING VALUE)  2010       2009
                                                         ======
California                                      14.7%    16.8 %
                                                -----    ------
Texas                                           11.9       10.2
New York                                         7.8        7.5
New Jersey                                       5.8        6.4
Delaware                                         5.3        6.1
Illinois                                         5.2        5.6


CONCENTRATION  OF  CREDIT  RISK

     As of December 31, 2010, the Company is not exposed to any credit concentration risk of a single issuer and its affiliates greater than 10% of the Company's shareholder's equity.

SECURITIES LOANED

The Company's business activities include securities lending programs with third parties, mostly large banks. As of December 31, 2010 and 2009, fixed income securities with a carrying value of $448 million and $434 million, respectively, were on loan under these agreements. In return, the Company receives cash that it invests and includes in short-term investments and fixed income securities, with an offsetting liability recorded in other liabilities and accrued expenses to account for the Company's obligation to return the collateral. Interest income on collateral, net of fees, was $2 million in both 2010 and 2009 and $34 million in 2008.

OTHER INVESTMENT INFORMATION

Included in fixed income securities are below investment grade assets totaling $3.84 billion and $2.84 billion as of December 31, 2010 and 2009, respectively. As of December 31, 2010, fixed income securities and short-term investments with a carrying value of $63 million were on deposit with regulatory authorities as required by law.

     As of December 31, 2010, the carrying value of fixed income securities that were non-income producing was $7 million.

6.  FAIR  VALUE  OF  ASSETS  AND  LIABILITIES

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets and liabilities recorded on the Consolidated Statements of Financial Position at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level  1:     Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.

Level  2:     Assets  and  liabilities  whose values are based on the following:

     (a)  Quoted  prices  for  similar  assets or liabilities in active markets;

     (b) Quoted prices for identical or similar assets or liabilities in markets that are not active; or

     (c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.

Level 3: Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company's estimates of the assumptions that market participants would use in valuing the assets and liabilities.

     The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments.

     The Company has two types of situations where investments are classified as Level 3 in the fair value hierarchy. The first is where quotes continue to be received from independent third-party valuation service providers and all significant inputs are market observable; however, there has been a significant decrease in the volume and level of activity for the asset when compared to normal market activity such that the degree of market observability has declined to a point where categorization as a Level 3 measurement is considered appropriate. The indicators considered in determining whether a significant decrease in the volume and level of activity for a specific asset has occurred include the level of new issuances in the primary market, trading volume in the secondary market, the level of credit spreads over historical levels, applicable bid-ask spreads, and price consensus among market participants and other pricing sources.

     The second situation where the Company classifies securities in Level 3 is where specific inputs significant to the fair value estimation models are not market observable. This occurs in two primary instances. The first relates to the Company's use of broker quotes. The second relates to auction rate securities ("ARS") backed by student loans for which a key input, the anticipated date liquidity will return to this market, is not market observable.

     Certain assets are not carried at fair value on a recurring basis, including investments such as mortgage loans, limited partnership interests, bank loans and policy loans. Accordingly, such investments are only included in the fair value hierarchy disclosure when the investment is subject to remeasurement at fair value after initial recognition and the resulting remeasurement is reflected in the consolidated financial statements. In addition, derivatives embedded in fixed income securities are not disclosed in the hierarchy as free-standing derivatives since they are presented with the host contracts in fixed income securities. As of December 31, 2010, 77.0% of total assets are measured at fair value and 1.4% of total liabilities are measured at fair value.

In determining fair value, the Company principally uses the market approach which generally utilizes market transaction data for the same or similar instruments. To a lesser extent, the Company uses the income approach which involves determining fair values from discounted cash flow methodologies. For the majority of Level 2 and Level 3 valuations, a combination of the market and income approaches is used.

Summary of significant valuation techniques for assets and liabilities measured at fair value on a recurring basis

Level  1  measurements
----------------------
-     Fixed income securities:  Comprise U.S. Treasuries.  Valuation is based on
      ------------------------
unadjusted quoted prices for identical assets in active markets that the Company can access.
-     Equity securities:  Comprise actively traded, exchange-listed U.S. and
      ------------------
international equity securities. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.
-     Short-term:  Comprise actively traded money market funds that have daily
      -----------
quoted net asset values for identical assets that the Company can access.
-     Separate account assets:  Comprise actively traded mutual funds that have
      ------------------------
daily quoted net asset values for identical assets that the Company can access. Net asset values for the actively traded mutual funds in which the separate account assets are invested are obtained daily from the fund managers.

Level  2  measurements
----------------------
-     Fixed  income  securities:
      --------------------------
U.S. government and agencies: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

Municipal: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads

Corporate, including privately placed: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. Also included are privately placed securities valued using a discounted cash flow model that is widely accepted in the financial services industry and uses market observable inputs and inputs derived principally from, or corroborated by, observable market data. The primary inputs to the discounted cash flow model include an interest rate yield curve, as well as published credit spreads for similar assets in markets that are not active that incorporate the credit quality and industry sector of the issuer.

Foreign government: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

RMBS - U.S. government sponsored entities ("U.S. Agency"), Prime residential mortgage-backed securities ("Prime") and Alt-A residential mortgage-backed securities ("Alt-A"); ABS - auto and student loans and other: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads.

CMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, collateral performance and credit spreads.

Redeemable preferred stock: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, underlying stock prices and credit spreads.

-     Equity  securities:  The  primary  inputs  to the valuation include quoted
      ------------------
prices  for  identical  or  similar  assets  in  markets  that  are  not active.
-     Short-term:  The primary inputs to the valuation include quoted prices for
      -----------
identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. For certain short-term investments, amortized cost is used as the best estimate of fair value.
-     Other investments:  Free-standing exchange listed derivatives that are not
      ------------------
actively traded are valued based on quoted prices for identical instruments in markets that are not active.
OTC derivatives, including interest rate swaps, foreign currency swaps, foreign exchange forward contracts and certain credit default swaps, are valued using models that rely on inputs such as interest rate yield curves, currency rates, and counterparty credit spreads that are observable for substantially the full term of the contract. The valuation techniques underlying the models are widely accepted in the financial services industry and do not involve significant judgment.

Level  3  measurements
----------------------
-     Fixed  income  securities:
      --------------------------
Municipal: ARS primarily backed by student loans that have become illiquid due to failures in the auction market are valued using a discounted cash flow model that is widely accepted in the financial services industry and uses significant non-market observable inputs, including estimates of future coupon rates if auction failures continue, the anticipated date liquidity will return to the market and illiquidity premium. Also included are municipal bonds that are not rated by third party credit rating agencies but are rated by the National Association of Insurance Commissioners ("NAIC"), and other high-yield municipal bonds. The primary inputs to the valuation of these municipal bonds include quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements, contractual cash flows, benchmark yields and credit spreads.

Corporate, including privately placed: Primarily valued based on non-binding broker quotes. Also included are equity-indexed notes which are valued using a discounted cash flow model that is widely accepted in the financial services industry and uses significant non-market observable inputs, such as volatility. Other inputs include an interest rate yield curve, as well as published credit spreads for similar assets that incorporate the credit quality and industry sector of the issuer.

Foreign  government:  Valued  based  on  non-binding  broker  quotes.
RMBS - Subprime residential mortgage-backed securities ("Subprime"), Prime and Alt-A: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads. Also included are Subprime, Prime and Alt-A securities that are valued based on non-binding broker quotes. Due to the reduced availability of actual market prices or relevant observable inputs as a result of the decrease in liquidity that has been experienced in the market for these securities, Subprime and certain Alt-A securities are categorized as Level 3.

CMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements, contractual cash flows, benchmark yields, collateral performance and credit spreads. Also included are CMBS that are valued based on non-binding broker quotes. Due to the reduced availability of actual market prices or relevant observable inputs as a result of the decrease in liquidity that has been experienced in the market for these securities, certain CMBS are categorized as Level 3.

ABS - Collateralized debt obligations ("CDO"): Valued based on non-binding broker quotes received from brokers who are familiar with the investments. Due to the reduced availability of actual market prices or relevant observable inputs as a result of the decrease in liquidity that has been experienced in the market for these securities, all CDO are categorized as Level 3.

ABS - auto, student loans and other: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads. Also included are ABS that are valued based on non-binding broker quotes. Due to the reduced availability of actual market prices or relevant observable inputs as a result of the decrease in liquidity that has been experienced in the market for these securities, certain ABS are categorized as Level 3.

-     Other  investments:  Certain  OTC  derivatives, such as interest rate caps
      -------------------
and floors, certain credit default swaps and OTC options (including swaptions), are valued using models that are widely accepted in the financial services industry. These are categorized as Level 3 as a result of the significance of non-market observable inputs such as volatility. Other primary inputs include interest rate yield curves and credit spreads.
-     Contractholder funds:  Derivatives embedded in certain life and annuity
      ---------------------
contracts are valued internally using models widely accepted in the financial services industry that determine a single best estimate of fair value for the embedded derivatives within a block of contractholder liabilities. The models primarily use stochastically determined cash flows based on the contractual elements of embedded derivatives, projected option cost and applicable market data, such as interest rate yield curves and equity index volatility assumptions. These are categorized as Level 3 as a result of the significance of non-market observable inputs.

Assets  and  liabilities  measured  at  fair  value  on  a  non-recurring  basis
     Mortgage loans written-down to fair value in connection with recognizing impairments are valued based on the fair value of the underlying collateral less costs to sell. Limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments are valued using net asset values.

The following table summarizes the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2010:



                                      QUOTED PRICES        SIGNIFICANT
                                        IN ACTIVE             OTHER         SIGNIFICANT       COUNTERPARTY
                                       MARKETS FOR         OBSERVABLE       UNOBSERVABLE        AND CASH        BALANCE AS OF
                                     IDENTICAL ASSETS        INPUTS            INPUTS          COLLATERAL       DECEMBER 31,
($IN MILLIONS)                           (LEVEL 1)         (LEVEL 2)         (LEVEL 3)          NETTING            2010
ASSETS
Fixed income securities:
   U.S. government and
      agencies                      $             882     $      2,612     $          --                       $        3,494
   Municipal                                       --            4,372               601                                4,973
   Corporate                                       --           26,890             1,760                               28,650
   Foreign government                              --            2,257                --                                2,257
   RMBS                                            --            3,166             1,189                                4,355
   CMBS                                            --            1,059               844                                1,903
   ABS                                             --              593             1,974                                2,567
   Redeemable preferred
      stock                                        --               14                 1                                   15
Total fixed income
   securities                                     882           40,963             6,369                               48,214
                                    ------------------    -------------    --------------                      ---------------
  Equity securities                               137               45                29                                  211
  Short-term investments                           72            1,185                --                                1,257
  Other investments:
      Free-standing derivatives                    --              602                10     $        (225)               387
  Separate account assets                       8,676               --                --                                8,676
  Other assets                                     --               --                 1                                    1
    TOTAL RECURRING BASIS
       ASSETS                                   9,767           42,795             6,409              (225)            58,746
                                    ------------------    -------------    --------------    --------------    ---------------
  Non-recurring basis (1)                          --               --               117                                  117
TOTAL ASSETS AT FAIR VALUE          $           9,767     $     42,795     $       6,526     $        (225)    $       58,863
% of total assets at fair value                 16.6 %           72.7 %            11.1 %           (0.4) %            100.0 %
                                    ==================    =============    ==============    ==============    ===============

LIABILITIES
  Contractholder funds:
  Derivatives embedded
     in life and annuity
     contracts                      $              --     $         --     $        (653)                      $         (653)
  Other liabilities:
     Free-standing derivatives                     --             (455)              (87)    $         221               (321)
TOTAL LIABILITIES AT FAIR VALUE     $              --     $       (455)    $        (740)    $         221     $         (974)
% of total liabilities
    at fair value                                 -- %            46.7%             76.0%           (22.7)%            100.0 %
                                    ==================    =============    ==============    ==============    ===============


_________________
(1) Includes $111 million of mortgage loans and $6 million of limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments.

The following table summarizes the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2009:



                                      QUOTED PRICES        SIGNIFICANT
                                        IN ACTIVE             OTHER         SIGNIFICANT       COUNTERPARTY
                                       MARKETS FOR         OBSERVABLE       UNOBSERVABLE        AND CASH        BALANCE AS OF
                                     IDENTICAL ASSETS        INPUTS            INPUTS          COLLATERAL       DECEMBER 31,
($IN MILLIONS)                          (LEVEL 1)          (LEVEL 2)         (LEVEL 3)           NETTING            2009
ASSETS
Fixed income securities:
   U.S. government and
      agencies                      $           1,596     $      1,985     $          --                       $        3,581
   Municipal                                       --            4,363               746                                5,109
   Corporate                                       --           25,519             2,020                               27,539
   Foreign government                              --            2,133                20                                2,153
   RMBS                                            --            3,614             1,052                                4,666
   CMBS                                            --            1,146             1,322                                2,468
   ABS                                             --              417             1,710                                2,127
   Redeemable preferred
      stock                                        --               14                 1                                   15
Total fixed income
   securities                                   1,596           39,191             6,871                               47,658
                                    ------------------    -------------    --------------                      ---------------
  Equity securities                               129               27                27                                  183
  Short-term investments                          133            1,536                --                                1,669
  Other investments:
      Free-standing derivatives                    --              808                32     $        (411)               429
  Separate account assets                       9,072               --                --                                9,072
  Other assets                                     --               --                 2                                    2
    TOTAL RECURRING BASIS
       ASSETS                                  10,930           41,562             6,932              (411)            59,013
                                    ------------------    -------------    --------------    --------------    ---------------
  Non-recurring basis (1)                          --               --               219                                  219
TOTAL ASSETS AT FAIR VALUE          $          10,930     $     41,562     $       7,151     $        (411)    $       59,232
% of total assets at
     fair value                                 18.4 %           70.2 %            12.1 %           (0.7) %            100.0 %
                                    ==================    =============    ==============    ==============    ===============

LIABILITIES
  Contractholder funds:
  Derivatives embedded
    in life and annuity
    contracts                       $              --     $       (217)    $        (110)                      $         (327)
  Other liabilities:
     Free-standing derivatives                     (1)            (556)              (85)    $         243               (399)
TOTAL LIABILITIES AT
    FAIR VALUE                      $              (1)    $       (773)    $        (195)    $         243     $         (726)
% of total liabilities at
    fair value                                   0.1 %          106.5 %            26.9 %          (33.5) %            100.0 %
                                    ==================    =============    ==============    ==============    ===============


_________________
 (1) Includes $205 million of mortgage loans and $14 million of limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2010.



                                                     Total realized
                                                     andunrealized
                                                     gains (losses)
($in millions)                                        included in:
                                     Balance                               OCI on
                                      as of                             Statement of      Purchases, sales      Transfers
                                   December 31,           Net             Financial       , issuances and         into
                                      2009           income (1)          Position         settlements, net      Level 3
                                                    ----------------
Assets
  FIXED INCOME SECURITIES:
 MUNICIPAL                        $         746     $           (10)    $           8    $             (95)    $       19
 CORPORATE                                2,020                  23               128                 (285)           403
 FOREIGN GOVERNMENT                          20                  --                --                  (20)            --
 RMBS                                     1,052                (268)              475                  (41)            --
 CMBS                                     1,322                (235)              589                 (525)           108
 ABS                                      1,710                  60               236                  205             --
     REDEEMABLE PREFERRED
          STOCK                               1                  --                --                   --             --
 TOTAL FIXED INCOME
     SECURITIES                           6,871                (430)            1,436                 (761)           530
                                  --------------    ----------------    -------------    ------------------    -----------
EQUITY SECURITIES                            27                  15                 2                  (13)            --
OTHER INVESTMENTS:
   FREE-STANDING DERIVATIVES,
       NET                                  (53)                (43)               --                   19             --
OTHER ASSETS                                  2                  (1)               --                   --             --
Total recurring Level 3
     assets                       $       6,847     $          (459)    $       1,438    $            (755)    $      530
                                  --------------    ----------------    -------------    ------------------    -----------

Liabilities
CONTRACTHOLDER FUNDS:
   DERIVATIVES EMBEDDED
       IN LIFE AND ANNUITY
      CONTRACTS                   $        (110)    $           (31)    $          --    $               3     $     (515)
Total recurring Level 3
   liabilities                    $        (110)    $           (31)    $          --    $               3     $     (515)
                                  --------------    ----------------    -------------    ------------------    -----------





($in millions)
                                                  Balance
                                 Transfers         as of
                                  out of        December 31,
                                Level 3                 2010

Assets
  FIXED INCOME SECURITIES:
 MUNICIPAL                      $      (67)    $         601
 CORPORATE                            (529)            1,760
 FOREIGN GOVERNMENT                     --                --
 RMBS                                  (29)            1,189
 CMBS                                 (415)              844
 ABS                                  (237)            1,974
     REDEEMABLE PREFERRED
          STOCK                         --                 1
 TOTAL FIXED INCOME
     SECURITIES                     (1,277)            6,369
                                -----------    --------------
EQUITY SECURITIES                       (2)               29
OTHER INVESTMENTS:
   FREE-STANDING DERIVATIVES,
       NET                              --               (77)  (2)
OTHER ASSETS                            --                 1
Total recurring Level 3
     assets                     $   (1,279)    $       6,322
                                -----------    --------------

Liabilities
CONTRACTHOLDER FUNDS:
   DERIVATIVES EMBEDDED
       IN LIFE AND ANNUITY
      CONTRACTS                 $       --     $        (653)
Total recurring Level 3
   liabilities                  $       --     $        (653)
                                -----------    --------------


_______________
(1) The effect to net income totals $(490) million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows:
$(522) million in realized capital gains and losses, $64 million in net investment income, $1 million in interest credited to contractholder funds and $31 million in contract benefits.

(2)  Comprises $10 million of assets and $87 million of liabilities.

     Transfers between level categorizations may occur due to changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads. Transfers between level categorizations may also occur due to changes in the valuation source. For example, in situations where a fair value quote is not provided by the Company's independent third-party valuation service provider and as a result the price is stale or has been replaced with a broker quote, the security is transferred into Level 3. Transfers in and out of level categorizations are reported as having occurred at the beginning of the quarter in which the transfer occurred. Therefore, for all transfers into Level 3, all realized and changes in unrealized gains and losses in the quarter of transfer are reflected in the Level 3 rollforward table.

There were no transfers between Level 1 and Level 2 during 2010. During 2010, certain CMBS and ABS were transferred into Level 2 from Level 3 as a result of increased liquidity in the market and the availability of market observable quoted prices for similar assets. When transferring these securities into Level 2, the Company did not change the source of fair value estimates or modify the estimates received from independent third-party valuation service providers or the internal valuation approach. Accordingly, for securities included within this group, there was no change in fair value in conjunction with the transfer resulting in a realized or unrealized gain or loss.

     Transfers into Level 3 during 2010, including those related to Corporate fixed income securities, included situations where a fair value quote was not provided by the Company's independent third-party valuation service provider and as a result the price was stale or had been replaced with a broker quote resulting in the security being classified as Level 3. Transfers out of Level 3 during 2010, including those related to Corporate fixed income securities, included situations where a broker quote was used in the prior period and a fair value quote became available from the Company's independent third-party valuation service provider in the current period. A quote utilizing the new pricing source was not available as of the prior period, and any gains or losses related to the change in valuation source for individual securities were not significant.

Transfers into Level 3 during 2010 also included derivatives embedded in equity-indexed life and annuity contracts due to refinements in the valuation modeling resulting in an increase in significance of non-market observable inputs.

     The following table provides the total gains and (losses) included in net income during 2010 for Level 3 assets and liabilities still held as of December 31, 2010.




($in millions)
Assets
FIXED INCOME SECURITIES:
MUNICIPAL                                              $  (7)
CORPORATE                                                 37
RMBS                                                    (203)
CMBS                                                     (28)
ABS                                                       52
TOTAL FIXED INCOME SECURITIES                           (149)
OTHER INVESTMENTS:
FREE-STANDING DERIVATIVES, NET                           (26)
OTHER ASSETS                                              (1)
Total recurring Level 3 assets                         $(176)

Liabilities
CONTRACTHOLDER FUNDS:
DERIVATIVES EMBEDDED IN LIFE AND ANNUITY CONTRACTS     $ (31)
Total recurring Level 3 liabilities                    $ (31)
                                                       ------


The amounts in the table above represent gains and losses included in net income during 2010 for the period of time that the asset or liability was determined to be in Level 3. These gains and losses total $(207) million in 2010 and are reported in the Consolidated Statements of Operations and Comprehensive Income as follows: $(248) million in realized capital gains and losses, $74 million in net investment income, $2 million in interest credited to contractholder funds and $31 million in contract benefits.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2009.




                                                         TOTAL REALIZED
                                                         AND UNREALIZED
($IN MILLIONS)                                           GAINS (LOSSES)
                                                          INCLUDED IN:
                                                                               OCI on                               Net transfers
                                      Balance as of                         Statement of      Purchases, sales        in and/or
                                       December 31                            Financial       , issuances and         (out) of
                                         , 2008           Net income (1)      Position         settlements, net      Level 3
                                                        ----------------
Assets
FIXED INCOME SECURITIES:
MUNICIPAL                            $          703     $            (3)    $          31    $             (39)    $           54
CORPORATE                                     9,867                  18             1,158               (1,591)            (7,432)
FOREIGN GOVERNMENT                               --                  --                --                   30                (10)
RMBS                                          1,811                (125)              247                 (304)              (577)
CMBS                                            410                (398)              801                  (75)               584
ABS                                           1,341                (194)              852                 (120)              (169)
REDEEMABLE PREFERRED STOCK                        1                  --                --                   --                 --
TOTAL FIXED INCOME    SECURITIES             14,133                (702)            3,089               (2,099)            (7,550)
EQUITY SECURITIES                                27                  (2)                3                   (1)                --
OTHER INVESTMENTS:
   FREE-STANDING
DERIVATIVES, NET                                (93)                 76                --                  (36)                --
OTHER ASSETS                                      1                   1                --                   --                 --
Total recurring
    Level 3 assets                   $       14,068     $          (627)    $       3,092    $          (2,136)    $       (7,550)
                                                        ----------------    -------------    ------------------    ---------------

Liabilities
CONTRACTHOLDER FUNDS:
   DERIVATIVES EMBEDDED IN
     LIFE AND ANNUITY CONTRACTS      $         (265)    $           148     $          --    $               7     $           --
Total recurring
   Level 3 liabilities               $         (265)    $           148     $          --    $               7     $           --
                                     ---------------    ----------------    -------------    ------------------    ---------------


                                           TOTAL
                                      GAINS (LOSSES)
                                      INCLUDED IN NET
($IN MILLIONS)                          INCOME FOR
                                         FINANCIAL
                                                                instruments
                                       Balance as of          still held as of
                                       December 31,             December 31,
                                                 2009                  2009 (3)

Assets
FIXED INCOME SECURITIES:
MUNICIPAL                            $            746        $              (1)
CORPORATE                                       2,020                       54
FOREIGN GOVERNMENT                                 20                       --
RMBS                                            1,052                      (96)
CMBS                                            1,322                     (318)
ABS                                             1,710                     (123)
REDEEMABLE PREFERRED STOCK                          1                       --
TOTAL FIXED INCOME    SECURITIES                6,871                     (484)
EQUITY SECURITIES                                  27                       (3)
OTHER INVESTMENTS:
   FREE-STANDING
DERIVATIVES, NET                                  (53)  (2)                 98
OTHER ASSETS                                        2                        1
Total recurring
    Level 3 assets                   $          6,847        $            (388)
                                     -----------------       ------------------

Liabilities
CONTRACTHOLDER FUNDS:
   DERIVATIVES EMBEDDED IN
     LIFE AND ANNUITY CONTRACTS      $           (110)       $             148
Total recurring
   Level 3 liabilities               $           (110)       $             148
                                     -----------------       ------------------


_______________
(1) The effect to net income totals $(479) million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows:
$(719) million in realized capital gains and losses, $89 million in net investment income, $(3) million in interest credited to contractholder funds and $(148) million in contract benefits.

(2)     Comprises  $32  million  of  assets  and  $85  million  of  liabilities.

(3) The amounts represent gains and losses included in net income for the period of time that the asset or liability was determined to be in Level 3. These gains and losses total $(240) million and are reported in the Consolidated Statements of Operations and Comprehensive Income as follows: $(481) million in realized capital gains and losses, $87 million in net investment income, $(6) million in interest credited to contractholder funds and $(148) million in contract benefits.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2008.




                                               Total realized
                                               and unrealized
                                               gains (losses)
($in millions)                                  included in:
                                              ================
                                Balance                               OCI on                                    Net
                                 as of                             Statement of      Purchases, sales,      transfers in
                               January 1,                           Financial          issuances and        and/or (out)
                                  2008         Net income (1)      Position          settlements, net       of Level 3
                                              ----------------
Assets
FIXED INCOME SECURITIES:
   MUNICIPAL                  $       231     $            --     $         (72)    $              (12)    $         556
   CORPORATE                       11,845                (320)           (1,147)                (1,019)              508
   FOREIGN GOVERNMENT                  --                  --                --                     (5)                5
   RMBS                             3,034                (507)             (511)                  (491)              286
   CMBS                               790                (453)             (312)                  (391)              776
   ABS                              2,930                (338)             (987)                  (404)              140
   REDEEMABLE PREFERRED
           STOCK                       --                   1                --                     --                --
TOTAL FIXED INCOME
 SECURITIES                        18,830              (1,617)           (3,029)                (2,322)            2,271
EQUITY SECURITIES                      61                  (3)              (12)                    20               (39)
OTHER INVESTMENTS:
FREE-STANDING
    DERIVATIVES, NET                   (6)               (125)               --                     38                --
OTHER ASSETS                            2                  (1)               --                     --                --
   Total recurring
     Level 3 assets           $    18,887     $        (1,746)    $      (3,041)    $           (2,264)    $       2,232
                                              ----------------    --------------    -------------------    --------------

Liabilities
CONTRACTHOLDER
 FUNDS:
DERIVATIVES EMBEDDED
 IN LIFE AND
 ANNUITY CONTRACTS            $         4     $          (270)    $          --     $                1     $          --
   Total recurring
      Level 3 liabilities     $         4     $          (270)    $          --     $                1     $          --
                              ------------    ----------------    --------------    -------------------    --------------


                                  Total
                             gains (losses)
                             included in net
                                income fo
($in millions)                 r financial
                            =================
                                                       instruments
                              Balance as of          still held as of
                              December 31,             December 31,
                                        2008                  2008 (3)

Assets
FIXED INCOME SECURITIES:
   MUNICIPAL                $            703        $              --
   CORPORATE                           9,867                     (367)
   FOREIGN GOVERNMENT                     --                       --
   RMBS                                1,811                     (464)
   CMBS                                  410                     (192)
   ABS                                 1,341                     (317)
   REDEEMABLE PREFERRED
           STOCK                           1                       --
TOTAL FIXED INCOME
 SECURITIES                           14,133                   (1,340)
EQUITY SECURITIES                         27                       (3)
OTHER INVESTMENTS:
FREE-STANDING
    DERIVATIVES, NET                     (93)  (2)                (37)
OTHER ASSETS                               1                       (1)
   Total recurring
     Level 3 assets         $         14,068        $          (1,381)
                            -----------------       ------------------

Liabilities
CONTRACTHOLDER
 FUNDS:
DERIVATIVES EMBEDDED
 IN LIFE AND
 ANNUITY CONTRACTS          $           (265)       $            (270)
   Total recurring
      Level 3 liabilities   $           (265)       $            (270)
                            -----------------       ------------------


_______________
(1) The effect to net income totals $(2.02) billion and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows:
$(1.83) billion in realized capital gains and losses, $91 million in net investment income, $6 million in interest credited to contractholder funds and $270 million in contract benefits.

(2)     Comprises  $13  million  of  assets  and  $106  million  of liabilities.

(3) The amounts represent gains and losses included in net income for the period of time that the asset or liability was determined to be in Level 3. These gains and losses total $(1.65) billion and are reported in the Consolidated Statements of Operations and Comprehensive Income as follows:
$(1.45) billion in realized capital gains and losses, $75 million in net investment income, $1 million in interest credited to contractholder funds and $270 million in contract benefits.

Presented below are the carrying values and fair value estimates of financial instruments not carried at fair value.
FINANCIAL  ASSETS



($IN MILLIONS)                                            DECEMBER 31, 2010                          DECEMBER 31, 2009
                                               ==================    ==========           ==================     ===========
                                               CARRYING VALUE        FAIR VALUE            CARRYING    VALUE     FAIR VALUE
                                               ------------------    ------------------                          -----------
Mortgage loans                                 $            6,553    $            6,312    $            7,780    $     6,220
                                               ------------------    ------------------    ------------------    -----------
Limited partnership interests - cost basis                    662                   719                   533            521
Bank loans                                                    322                   314                   359            329
Notes due from related party                                  275                   245                   275            233


The fair value of mortgage loans is based on discounted contractual cash flows or if the loans are impaired due to credit reasons, the fair value of collateral less costs to sell. Risk adjusted discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar types of properties as collateral. The fair value of limited partnership interests accounted for on the cost basis is determined using reported net asset values of the underlying funds. The fair value of bank loans, which are reported in other investments, is based on broker quotes from brokers familiar with the loans and current market conditions. The fair value of notes due from related party, which are reported in other investments, is based on discounted cash flow calculations using current interest rates for instruments with comparable terms.

FINANCIAL  LIABILITIES



($IN MILLIONS)
                                                           DECEMBER 31, 2010                       DECEMBER 31, 2009
                                                 CARRYING VALUE        FAIR VALUE            CARRYING VALUE     FAIR VALUE
                                                 ------------------    ------------------    --------------     -----------
Contractholder funds on investment contracts     $           35,040    $           34,056    $       39,824    $    38,196
                                                 ------------------    ------------------    --------------    -----------
Notes due to related parties                                    677                   649               675            611
Liability for collateral                                        465                   465               617            617


     The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts utilizing prevailing market rates for similar contracts adjusted for the Company's own credit risk. Deferred annuities included in contractholder funds are valued using discounted cash flow models which incorporate market value margins, which are based on the cost of holding economic capital, and the Company's own credit risk. Immediate annuities without life contingencies and fixed rate funding agreements are valued at the present value of future benefits using market implied interest rates which include the Company's own credit risk.

     The fair value of notes due to related parties is based on discounted cash flow calculations using current interest rates for instruments with comparable terms and considers the Company's own credit risk. The liability for collateral is valued at carrying value due to its short-term nature.

7.     DERIVATIVE  FINANCIAL  INSTRUMENTS  AND  OFF-BALANCE-SHEET  FINANCIAL
INSTRUMENTS

     The Company primarily uses derivatives for risk management and asset replication. In addition, the Company has derivatives embedded in non-derivative host contracts that are required to be separated from the host contracts and accounted for at fair value. With the exception of non-hedge derivatives used for asset replication and non-hedge embedded derivatives, all of the Company's derivatives are evaluated for their ongoing effectiveness as either accounting hedge or non-hedge derivative financial instruments on at least a quarterly basis. The Company does not use derivatives for trading purposes. Non-hedge accounting is generally used for "portfolio" level hedging strategies where the terms of the individual hedged items do not meet the strict homogeneity requirements to permit the application of hedge accounting. Asset-liability management is a risk management strategy that is principally employed to balance the respective interest-rate sensitivities of the Company's assets and liabilities. Depending upon the attributes of the assets acquired and liabilities issued, derivative instruments such as interest rate swaps, caps, floors, swaptions and futures are utilized to change the interest rate characteristics of existing assets and liabilities to ensure the relationship is maintained within specified ranges and to reduce exposure to rising or falling interest rates. The Company uses financial futures and interest rate swaps to hedge anticipated asset purchases and liability issuances and futures and options for hedging the Company's equity exposure contained in equity indexed life and annuity product contracts that offer equity returns to contractholders. In addition, the Company also uses interest rate swaps to hedge interest rate risk inherent in funding agreements.

     Credit default swaps are typically used to mitigate the credit risk within the Company's fixed income portfolio. The Company uses foreign currency swaps primarily to reduce the foreign currency risk associated with issuing foreign currency denominated funding agreements and holding foreign currency denominated investments.

     When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The Company designates certain of its interest rate and foreign currency swap contracts and certain investment risk transfer reinsurance agreements as fair value hedges when the hedging instrument is highly effective in offsetting the risk of changes in the fair value of the hedged item. The Company designates certain of its foreign currency swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged item affects net income.

     Asset replication refers to the "synthetic" creation of assets through the use of derivatives and primarily investment grade host bonds to replicate securities that are either unavailable in the cash markets or more economical to acquire in synthetic form. The Company replicates fixed income securities using a combination of a credit default swap and one or more highly rated fixed income securities to synthetically replicate the economic characteristics of one or more cash market securities.

     The Company's primary embedded derivatives are conversion options in fixed income securities, which provide the Company with the right to convert the instrument into a predetermined number of shares of common stock; equity options in life and annuity product contracts, which provide equity returns to contractholders; equity-indexed notes containing equity call options, which provide a coupon payout that is determined using one or more equity-based indices; and credit default swaps in synthetic collateralized debt obligations, which provide enhanced coupon rates as a result of selling credit protection. The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements and are generally not representative of the potential for gain or loss on these agreements. However, the notional amounts specified in credit default swaps where the Company has sold credit protection represent the maximum amount of potential loss, assuming no recoveries.

     Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive or pay to terminate the derivative contracts at the reporting date. The carrying value amounts for OTC derivatives are further adjusted for the effects, if any, of legally enforceable master netting agreements and are presented on a net basis, by counterparty agreement, in the Consolidated Statements of Financial Position. For certain exchange traded derivatives, the exchange requires margin deposits as well as daily cash settlements of margin accounts. As of December 31, 2010, the Company pledged $18 million of securities and cash in the form of margin deposits.

     For those derivatives which qualify for fair value hedge accounting, net income includes the changes in the fair value of both the derivative instrument and the hedged risk, and therefore reflects any hedging ineffectiveness. For cash flow hedges, gains and losses are amortized from accumulated other comprehensive income and are reported in net income in the same period the forecasted transactions being hedged impact net income. For embedded derivatives in fixed income securities, net income includes the change in fair value of the embedded derivative and accretion income related to the host instrument. For non-hedge derivatives, net income includes changes in fair value and accrued periodic settlements, when applicable.

The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statements of Financial Position as of December 31, 2010.



($in millions, except
number of contracts)           Asset derivatives
                                                    VOLUME (1)
                                    BALANCE                         NUMBER        FAIR
                                     SHEET           NOTIONAL         OF         VALUE,     GROSS        GROSS
                               LOCATION             AMOUNT         CONTRACTS       NET      ASSET     LIABILITY
                                                    -----------                                       -----------
Derivatives designated
as accounting
hedging instruments
  INTEREST RATE SWAP           OTHER IN
 AGREEMENTS                    VESTMENTS            $       156    N/A          $   (18)    $   --    $      (18)
  FOREIGN CURRENCY             OTHER
SWAP AGREEMENTS                INVESTMENTS                   64    N/A                2          3            (1)
      TOTAL                                         $       220    N/A          $   (16)    $    3    $      (19)

Derivatives not designated
   as accounting
  hedging instruments
  Interest rate contracts
INTEREST RATE                  OTHER
 SWAP AGREEMENTS               INVESTMENTS          $     1,094    N/A          $    79     $   81    $       (2)
INTEREST RATE
 CAP AND FLOOR                 OTHER
AGREEMENTS                     INVESTMENTS                  226    N/A               (2)         1            (3)
FINANCIAL FUTURES              OTHER
CONTRACTS AND OPTIONS          ASSETS               N/A                1,420         --         --            --
  Equity and index
    contracts
OPTIONS, FUTURES               OTHER
AND WARRANTS (2)               INVESTMENTS                   64       20,451        327        327            --
  Foreign currency contracts
FOREIGN CURRENCY               OTHER
SWAP AGREEMENTS                INVESTMENTS                   90    N/A                6          6            --
  Embedded derivative
 financial instruments
                               FIXED INCOME
CONVERSION OPTIONS             SECURITIES                   287    N/A               84         84            --
EQUITY-INDEXED                 FIXED INCOME
CALL OPTIONS                   SECURITIES                   300    N/A               47         47            --
CREDIT DEFAULT                 FIXED INCOME
SWAPS                          SECURITIES                   179    N/A              (87)        --           (87)
  Credit default
contracts
CREDIT DEFAULT SWAPS           OTHER
 - BUYING PROTECTION           INVESTMENTS                   66    N/A               (1)         1            (2)
CREDIT DEFAULT SWAPS           OTHER
 - SELLING PROTECTION          INVESTMENTS                   42    N/A               (2)         1            (3)
  Other contracts
                               OTHER
  OTHER CONTRACTS              INVESTMENTS                   13    N/A               --         --            --
  OTHER CONTRACTS              OTHER ASSETS                   5    N/A                1          1            --
            TOTAL                                   $     2,366       21,871    $   452     $  549    $      (97)

Total asset derivatives                             $     2,586       21,871    $   436     $  552    $     (116)


__________________
(1) Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

(2) In addition to the number of contracts presented in the table, the Company held 837,100 stock warrants. Stock warrants can be converted to cash upon sale of those instruments or exercised for shares of common stock.




($in millions, except
number of contracts)         Liability derivatives
                                                      VOLUME (1)
                                    BALANCE                           NUMBER        FAIR
                                     SHEET             NOTIONAL         OF         VALUE,     GROSS        GROSS
                             LOCATION                 AMOUNT         CONTRACTS       NET      ASSET     LIABILITY
                                                                                                        -----------
Derivatives designated
 as accounting
hedging instruments
                             OTHER LIABILITIES
  INTEREST RATE              & ACCRUED
SWAP AGREEMENTS              EXPENSES                 $     3,345    N/A          $  (181)    $   20    $     (201)
  INTEREST RATE              CONTRACTHOLDER
SWAP AGREEMENTS              FUNDS                             --    N/A                2          2            --
                             OTHER LIABILITIES
  FOREIGN CURRENCY           & ACCRUED
 SWAP AGREEMENTS             EXPENSES                         138    N/A              (20)        --           (20)
  FOREIGN CURRENCY
AND INTEREST RATE            OTHER LIABILITIES
                             & ACCRUED
SWAP AGREEMENTS              EXPENSES                         435    N/A               34         34            --
  FOREIGN CURRENCY
AND INTEREST RATE            CONTRACTHOLDER
SWAP AGREEMENTS              FUNDS                             --    N/A               28         28            --
             TOTAL                                    $     3,918    N/A          $  (137)    $   84    $     (221)
                                                      -----------    ---------    --------    ------    -----------

Derivatives not designated
 as accounting
 hedging instruments
  Interest rate contracts
                             OTHER LIABILITIES
    INTEREST RATE            & ACCRUED
SWAP AGREEMENTS              EXPENSES                 $     3,642    N/A          $    66     $   96    $      (30)
                             OTHER LIABILITIES
    INTEREST RATE            & ACCRUED
SWAPTION AGREEMENTS          EXPENSES                         750    N/A                4          4            --
    INTEREST RATE            OTHER LIABILITIES
CAP AND FLOOR                & ACCRUED
AGREEMENTS                   EXPENSES                       3,216    N/A              (22)         1           (23)
    FINANCIAL FUTURES        OTHER LIABILITIES
CONTRACTS AND                & ACCRUED
 OPTIONS                     EXPENSES                 N/A                  150         --         --            --
  Equity and
    index contracts
                             OTHER LIABILITIES
   OPTIONS AND               & ACCRUED
      FUTURES                EXPENSES                          64       20,752       (168)         2          (170)
  Embedded derivative
     financial
     instruments
   GUARANTEED                CONTRACTHOLDER
   ACCUMULATION BENEFITS     FUNDS                          1,067    N/A              (88)        --           (88)
      GUARANTEED             CONTRACTHOLDER
      WITHDRAWAL BENEFITS    FUNDS                            739    N/A              (47)        --           (47)
 EQUITY-INDEXED AND
 FORWARD STARTING
OPTIONS IN
 LIFE AND ANNUITY            CONTRACTHOLDER
 PRODUCT CONTRACTS           FUNDS                          4,694    N/A             (515)        --          (515)
 OTHER EMBEDDED
DERIVATIVE FINANCIAL         CONTRACTHOLDER
        INSTRUMENTS          FUNDS                             85    N/A               (3)        --            (3)
  Credit default contracts
                             OTHER LIABILITIES
   CREDIT DEFAULT SWAPS      & ACCRUED
 - BUYING PROTECTION         EXPENSES                         181    N/A               (3)         4            (7)
                             OTHER LIABILITIES
   CREDIT DEFAULT SWAPS      & ACCRUED
 - SELLING PROTECTION        EXPENSES                         267    N/A              (61)         1           (62)
            TOTAL                                     $    14,705       20,902    $  (837)    $  108    $     (945)

Total liability
 derivatives                                          $    18,623       20,902    $  (974)    $  192    $   (1,166)

Total derivatives                                     $    21,209       42,773    $  (538)


__________________
(1) Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statements of Financial Position as of December 31, 2009.



($in millions, except
number of contracts)         Asset derivatives
                                                  VOLUME (1)
                                  BALANCE                         NUMBER        FAIR
                                   SHEET           NOTIONAL         OF         VALUE,     GROSS        GROSS
                                 LOCATION           AMOUNT         CONTRACTS      NET       ASSET     LIABILITY
                                 --------         -----------    ---------     ------     -----     -----------
Derivatives designated
 as accounting
hedging instruments
  INTEREST RATE              OTHER
SWAP AGREEMENTS              INVESTMENTS          $        45    N/A          $    (3)    $   --    $       (3)
  FOREIGN CURRENCY           OTHER
SWAP AGREEMENTS              INVESTMENTS                   23    N/A               (2)        --            (2)
      TOTAL                                       $        68    N/A          $    (5)    $   --    $       (5)

Derivatives
 not designated
as accounting
  hedging instruments
  Interest rate contracts
INTEREST RATE                OTHER
SWAP AGREEMENTS              INVESTMENTS          $     1,106    N/A          $    57     $   61    $       (4)
INTEREST RATE
CAP AND FLOOR                OTHER
AGREEMENTS                   INVESTMENTS                   52    N/A                2          2            --
FINANCIAL FUTURES
CONTRACTS AND OPTIONS        OTHER ASSETS         N/A                  404         --         --            --
  Equity and index
  contracts
OPTIONS, FUTURES             OTHER
AND WARRANTS (2)             INVESTMENTS                   62       19,850        385        385            --
OPTIONS, FUTURES
AND WARRANTS                 OTHER ASSETS         N/A                  102         --         --            --
  Foreign currency
contracts
FOREIGN CURRENCY             OTHER
SWAP AGREEMENTS              INVESTMENTS                   53    N/A                1          1            --
  Embedded derivative
 financial instruments
                             FIXED INCOME
CONVERSION OPTIONS           SECURITIES                   315    N/A              117        117            --
EQUITY-INDEXED               FIXED INCOME
CALL OPTIONS                 SECURITIES                   475    N/A               89         89            --
  Credit default contracts
CREDIT DEFAULT SWAPS         OTHER
 - BUYING PROTECTION         INVESTMENTS                   83    N/A               (3)         2            (5)
CREDIT DEFAULT SWAPS         OTHER
 - SELLING PROTECTION        INVESTMENTS                   14    N/A               --         --            --
  Other contracts
                             OTHER
  OTHER CONTRACTS            INVESTMENTS                   75    N/A               --         --            --
  OTHER CONTRACTS            OTHER ASSETS                   6    N/A                2          2            --
             TOTAL                                $     2,241       20,356    $   650     $  659    $       (9)

Total asset
derivatives                                       $     2,309       20,356    $   645     $  659    $      (14)


__________________
(1) Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

(2) In addition to the number of contracts presented in the table, the Company held 837,100 stock warrants. Stock warrants can be converted to cash upon sale of those instruments or exercised for shares of common stock.




($in millions, except
number of contracts)         Liability derivatives
                                                      VOLUME (1)
                                    BALANCE                           NUMBER        FAIR
                                     SHEET             NOTIONAL         OF         VALUE,     GROSS        GROSS
                                   LOCATION             AMOUNT         CONTRACTS      NET       ASSET     LIABILITY
                                  ---------           ---------        ---------    -----      ------     ---------
Derivatives designated
as accounting
hedging instruments
                             OTHER LIABILITIES
  INTEREST RATE              & ACCRUED
   SWAP AGREEMENTS           EXPENSES                 $     2,443    N/A          $  (230)    $   --    $     (230)
                             OTHER LIABILITIES
  FOREIGN CURRENCY           & ACCRUED
  SWAP AGREEMENTS            EXPENSES                         179    N/A              (18)         3           (21)
  FOREIGN CURRENCY           OTHER LIABILITIES
  AND INTEREST RATE          & ACCRUED
  SWAP AGREEMENTS            EXPENSES                         870    N/A              231        231            --
  FOREIGN CURRENCY
  AND INTEREST RATE          CONTRACTHOLDER
  SWAP AGREEMENTS            FUNDS                             --    N/A               44         44            --
              TOTAL                                   $     3,492    N/A          $    27     $  278    $     (251)
                                                      -----------    ---------    --------    ------    -----------

Derivatives not designated
as accounting
hedging instruments
  Interest rate contracts
                             OTHER LIABILITIES
INTEREST RATE                & ACCRUED
SWAP AGREEMENTS              EXPENSES                 $     6,087    N/A          $    32     $   69    $      (37)
                             OTHER LIABILITIES
INTEREST RATE                & ACCRUED
SWAPTION AGREEMENTS          EXPENSES                       1,000    N/A               15         15            --
INTEREST RATE                OTHER LIABILITIES
CAP AND FLOOR                & ACCRUED
AGREEMENTS                   EXPENSES                       3,896    N/A              (16)         9           (25)
  Equity and
index contracts
                             OTHER LIABILITIES
OPTIONS FUTURES              & ACCRUED
AND WARRANTS                 EXPENSES                          45       19,946       (213)         3          (216)
  Foreign currency
contracts
                             OTHER LIABILITIES
FOREIGN CURRENCY             & ACCRUED
SWAP AGREEMENTS              EXPENSES                          54    N/A                3          3            --
                             OTHER LIABILITIES
FOREIGN CURRENCY             & ACCRUED
FORWARDS AND OPTIONS         EXPENSES                         185    N/A                2          2            --
  Embedded derivative
 financial
     instruments
GUARANTEED                   CONTRACTHOLDER
ACCUMULATION BENEFITS        FUNDS                          1,113    N/A              (66)        --           (66)
   GUARANTEED                CONTRACTHOLDER
WITHDRAWAL BENEFITS          FUNDS                            810    N/A              (41)        --           (41)
EQUITY-INDEXED OPTIONS
 IN LIFE AND ANNUITY         CONTRACTHOLDER
PRODUCT CONTRACTS            FUNDS                          4,321    N/A             (217)        --          (217)
OTHER EMBEDDED
 DERIVATIVE                  CONTRACTHOLDER
 FINANCIAL INSTRUMENTS       FUNDS                             85    N/A               (3)        --            (3)
  Credit default
contracts
                             OTHER LIABILITIES
CREDIT DEFAULT SWAPS         & ACCRUED
 - BUYING PROTECTION         EXPENSES                         550    N/A              (29)         4           (33)
                             OTHER LIABILITIES
CREDIT DEFAULT SWAPS         & ACCRUED
 - SELLING PROTECTION        EXPENSES                       1,070    N/A              (60)         6           (66)
          TOTAL                                       $    19,216       19,946    $  (593)    $  111    $     (704)

Total liability
derivatives                                           $    22,708       19,946    $  (566)    $  389    $     (955)

Total derivatives                                     $    25,017       40,302    $    79


__________________
(1) Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

The following table provides a summary of the impacts of the Company's foreign currency contracts in cash flow hedging relationships in the Consolidated Statements of Operations and Comprehensive Income and the Consolidated Statements of Financial Position for the years ended December 31. Amortization of net gains from accumulated other comprehensive income related to cash flow hedges is expected to be $2 million during the next twelve months.



($IN MILLIONS)
EFFECTIVE PORTION                            2010      2009
Gain (loss) recognized in OCI
on derivatives during the period            $   3     $ (35)
                                            ------    ------
Loss recognized in OCI
on derivatives during the term
of the hedging relationship                   (17)      (18)
Gain reclassified from AOCI into income
(net investment income)                        --         2
Gain (loss) reclassified from AOCI
into income (realized capital
gains and losses)                               2        (3)
INEFFECTIVE PORTION AND AMOUNT
EXCLUDED FROM EFFECTIVENESS TESTING
Gain recognized in income
on derivatives
(realized capital gains and losses)            --        --


For cash flow hedges, unrealized net pre-tax gains and losses included in accumulated other comprehensive income were $(17) million and $(18) million as of December 31, 2010 and 2009, respectively. The net pre-tax changes in accumulated other comprehensive income due to cash flow hedges were $1 million, $(34) million and $48 million in 2010, 2009 and 2008, respectively.


The following tables present gains and losses from valuation, settlements and hedge ineffectiveness reported on derivatives used in fair value hedging relationships and derivatives not designated as accounting hedging instruments in the Consolidated Statements of Operations and Comprehensive Income for the years ended December 31.



($in millions)                      2010
                                                                                                   Total gain
                                                                                                     (loss)
                                                 Realized                        Interest         recognized in
                                                                             ----------------    ---------------
                                    Net           capital                      credited to         net income
                                 Investment      gains and      Contract      Contractholder           on
                                ------------    -----------    ----------    ----------------    ---------------
                                income          losses         benefits          funds             derivatives
                                ------------
Derivatives in
fair value accounting
hedging relationships
  INTEREST RATE CONTRACTS       $      (139)    $        9     $      --     $            11     $         (119)
  FOREIGN CURRENCY
AND INTEREST RATE CONTRACTS              --             (2)           --                 (18)               (20)
      SUBTOTAL                         (139)             7            --                  (7)              (139)
                                ------------    -----------    ----------    ----------------    ---------------

Derivatives not designated
as accounting
hedging instruments
  INTEREST RATE CONTRACTS                --           (138)           --                  --               (138)
  EQUITY AND INDEX
CONTRACTS                                --             --            --                 113                113
  EMBEDDED DERIVATIVE
FINANCIAL INSTRUMENTS                    --              8           (28)                 34                 14
  FOREIGN CURRENCY
CONTRACTS                                --              4            --                  --                  4
  CREDIT DEFAULT
CONTRACTS                                --             (6)           --                  --                 (6)
  OTHER CONTRACTS                        --             --            --                   3                  3
      SUBTOTAL                           --           (132)          (28)                150                (10)
      TOTAL                     $      (139)    $     (125)    $     (28)    $           143     $         (149)
                                ------------    -----------    ----------    ----------------    ---------------





                                 2009
                              ===========
                                                                                              Total gain
                                                                                                (loss)
                                              Realized                       Interest         Recognized
                                                                         ----------------    -------------
                                  Net          Capital                     credited to          in net
                              Investment      gains and     Contract      contractholder       income on
                              -----------    -----------    ---------    ----------------    -------------
                              income         losses         benefits          funds           derivatives
                              -----------
Derivatives in
fair value accounting
hedging relationships
  INTEREST RATE CONTRACTS     $        30    $       12     $      --    $           (13)    $          29
  FOREIGN CURRENCY AND
 INTEREST RATE CONTRACTS               --            (9)           --                 77                68
      SUBTOTAL                         30             3            --                 64                97
                              -----------    -----------    ---------    ----------------    -------------

Derivatives not designated
 as accounting hedging
 instruments
  INTEREST RATE CONTRACTS              --           280            --                 --               280
  EQUITY AND INDEX
CONTRACTS                              --            --            --                115               115
  EMBEDDED DERIVATIVE
 FINANCIAL INSTRUMENTS                 --            60           158               (184)               34
  FOREIGN CURRENCY
CONTRACTS                              --             3            --                 --                 3
  CREDIT DEFAULT
CONTRACTS                              --            14            --                 --                14
  OTHER CONTRACTS                      --            --            --                  3                 3
      SUBTOTAL                         --           357           158                (66)              449
      TOTAL                   $        30    $      360     $     158    $            (2)    $         546
                              -----------    -----------    ---------    ----------------    -------------



The hedge ineffectiveness reported in realized capital gains and losses amounted to gains of $7 million in 2010 and losses of $1 million and $4 million in 2009 and 2008, respectively.

The following tables provide a summary of the changes in fair value of the Company's fair value hedging relationships in the Consolidated Statements of Operations and Comprehensive Income for the years ended December 31.



($in millions)                      2010
                              ================
                                Gain (loss)         Gain (loss)
                               on derivatives      on hedged risk
                              ----------------
                                                      Foreign
Location of gain or (loss)                           currency &
recognized in net income       Interest rate       interest rate      Contractholder
on derivatives
                              contracts           contracts           funds              Investments
                              ----------------    ----------------
INTEREST CREDITED TO
CONTRACTHOLDER FUNDS          $            --     $           (48)    $            48    $         --
--------------------------    ----------------    ----------------    ---------------    ------------
NET INVESTMENT INCOME                     (33)                 --                  --              33
REALIZED CAPITAL
GAINS AND LOSSES                            9                  (2)                 --              --
   TOTAL                      $           (24)    $           (50)    $            48    $         33
                              ----------------    ----------------    ---------------    ------------





                                   2009
                             ================
                               Gain (loss)         Gain (loss)
                              on derivatives      on hedged risk
                             ----------------
Location of                                          Foreign
gain or (loss) recognized                           currency &
in net income                 Interest rate       interest rate       Contractholder
on derivatives
                                contracts           contracts              funds           Investments
                             ----------------    ----------------
INTEREST CREDITED TO
CONTRACTHOLDER FUNDS         $           (26)    $            39     $           (13)    $         --
-------------------------    ----------------    ----------------    ----------------    -------------
NET INVESTMENT INCOME                    164                  --                  --             (164)
REALIZED CAPITAL
GAINS AND LOSSES                          12                  (9)                 --               --
   TOTAL                     $           150     $            30     $           (13)    $       (164)
                             ----------------    ----------------    ----------------    -------------



     The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements ("MNAs") and obtaining collateral where appropriate. The Company uses MNAs for OTC derivative transactions, including interest rate swap, foreign currency swap, interest rate cap, interest rate floor, credit default swap, forward and certain option agreements (including swaptions). These agreements permit either party to net payments due for transactions covered by the agreements. Under the provisions of the agreements, collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2010, counterparties pledged $17 million in cash and securities to the Company, and the Company pledged $153 million in cash and securities to counterparties which includes $147 million of collateral posted under MNAs for contracts containing credit-risk-contingent provisions that are in a liability position and $6 million of collateral posted under MNAs for contracts without credit-risk-contingent liabilities. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Other derivatives, including futures and certain option contracts, are traded on organized exchanges, which require margin deposits and guarantee the execution of trades, thereby mitigating any potential credit risk. Counterparty credit exposure represents the Company's potential loss if all of the counterparties concurrently fail to perform under the contractual terms of the contracts and all collateral, if any, becomes worthless. This exposure is measured by the fair value of OTC derivative contracts with a positive fair value at the reporting date reduced by the effect, if any, of legally enforceable master netting agreements.

The following table summarizes the counterparty credit exposure as of December 31 by counterparty credit rating as it relates to interest rate swap, foreign currency swap, interest rate cap, interest rate floor, free-standing credit default swap, forward and certain option agreements (including swaptions).




($in millions)  2010            2009
                       NUMBER
                         OF                                             EXPOSURE,       NUMBER OF
                      COUNTER-         NOTIONAL     CREDIT           NET OF             COUNTER-        NOTIONAL     CREDIT
Rating (1)            PARTIES          AMOUNT       EXPOSURE (2)     COLLATERAL (2)     PARTIES         AMOUNT       EXPOSURE (2)
                                       ---------    -------------    ---------------    ---------       ---------    -------------

--------------
AA-                          1  $      $     675    $          19    $            10           --  $    $      --    $          --
A+                           2               951               14                 10            3           6,666              151
A                            3               772               10                 10            2           1,041               48
A-                           1                89               32                 32            1             145               23
TOTAL                        7         $   2,487    $          75    $            62            6       $   7,852    $222

($in millions)

                     EXPOSURE,
                  NET OF
Rating (1)        COLLATERAL (2)
                  ---------------

--------------
AA-               $            --
A+                             18
A                              17
A-                             23
TOTAL             $            58


_________________
(1)     Rating  is  the  lower  of  S&P  or  Moody's  ratings.

(2) Only OTC derivatives with a net positive fair value are included for each counterparty.

     Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit this risk, the Company's senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions. Certain of the Company's derivative instruments contain credit-risk-contingent termination events, cross-default provisions and credit support annex agreements. Credit-risk-contingent termination events allow the counterparties to terminate the derivative on certain dates if ALIC's or Allstate Life Insurance Company of New York's ("ALNY") financial strength credit ratings by Moody's or S&P fall below a certain level or in the event ALIC or ALNY are no longer rated by both Moody's and S&P. Credit-risk-contingent cross-default provisions allow the counterparties to terminate the derivative instruments if the Company defaults by pre-determined threshold amounts on certain debt instruments. Credit-risk-contingent credit support annex agreements specify the amount of collateral the Company must post to counterparties based on ALIC's or ALNY's financial strength credit ratings by Moody's or S&P, or in the event ALIC or ALNY are no longer rated by both Moody's and S&P.

The following summarizes the fair value of derivative instruments with termination, cross-default or collateral credit-risk-contingent features that are in a liability position as of December 31, as well as the fair value of assets and collateral that are netted against the liability in accordance with provisions within legally enforceable MNAs.




($IN MILLIONS)
                                                 2010      2009
                                                ======    ======
Gross liability fair value
of contracts containing
credit-risk-contingent features                 $ 368     $ 386
                                                ------    ------
Gross asset fair value
of contracts containing
credit-risk-contingent features
and subject to MNAs                              (212)     (233)
Collateral posted under MNAs
for contracts containing
credit-risk-contingent features                  (147)     (122)
Maximum amount of
additional exposure for contracts
with credit-risk-contingent features
if all features were triggered concurrently     $   9     $  31
                                                ------    ------


CREDIT  DERIVATIVES  -  SELLING  PROTECTION

     Free-standing credit default swaps ("CDS") are utilized for selling credit protection against a specified credit event. A credit default swap is a derivative instrument, representing an agreement between two parties to exchange the credit risk of a specified entity (or a group of entities), or an index based on the credit risk of a group of entities (all commonly referred to as the "reference entity" or a portfolio of "reference entities"), in return for a periodic premium. In selling protection, CDS are used to replicate fixed income securities and to complement the cash market when credit exposure to certain issuers is not available or when the derivative alternative is less expensive than the cash market alternative. CDS typically have a five-year term. The following table shows the CDS notional amounts by credit rating and fair value of protection sold as of December 31, 2010:




($in millions)           Notional amount
                         ================
                                                             BB and               Fair
                                                             -------    ------    -------
                         AA                  A       BBB     lower      Total     value
                         ----------------    ----    ----    -------    ------    -------
Single name
INVESTMENT GRADE
   CORPORATE DEBT        $             40    $ 55    $ 10    $    10    $  115    $   (1)
     HIGH YIELD DEBT                   --      --      --          4         4        --
     MUNICIPAL                         25      --      --         --        25        (6)
         SUBTOTAL                      65      55      10         14       144        (7)
Baskets
   Tranche
INVESTMENT GRADE
 CORPORATE DEBT                        --      --      --         65        65       (19)
   First-to-default
   MUNICIPAL                           --     100      --         --       100       (37)
SUBTOTAL                               --     100      --         65       165       (56)
                         ----------------    ----    ----    -------    ------    -------
Total                    $             65    $155    $ 10    $    79    $  309    $  (63)



The following table shows the CDS notional amounts by credit rating and fair value of protection sold as of December 31, 2009:




($in millions)           Notional amount
                         ================
                                                             BB and               Fair
                                                             -------    ------    -------
                         AA                  A       BBB     lower      Total     value
                         ----------------    ----    ----    -------    ------    -------
Single name
INVESTMENT GRADE
CORPORATE DEBT           $             50    $ 65    $ 41    $    15    $  171    $   (5)
     HIGH YIELD DEBT                   --      --      --          8         8        --
     MUNICIPAL                         25      --      --         --        25        (4)
         SUBTOTAL                      75      65      41         23       204        (9)
Baskets
   Tranche
INVESTMENT GRADE
 CORPORATE DEBT                        --      --      --         65        65       (27)
   First-to-default
INVESTMENT GRADE
 CORPORATE DEBT                        --      45      15         --        60        --
   MUNICIPAL                           20     135      --         --       155       (28)
SUBTOTAL                               20     180      15         65       280       (55)
                         ----------------    ----    ----    -------    ------    -------
Index
INVESTMENT GRADE
 CORPORATE DEBT                        14     159     408         19       600         4
Total                    $            109    $404    $464    $   107    $1,084    $  (60)



     In selling protection with CDS, the Company sells credit protection on an identified single name, a basket of names in a first-to-default ("FTD") structure or a specific tranche of a basket, or credit derivative index ("CDX") that is generally investment grade, and in return receives periodic premiums through expiration or termination of the agreement. With single name CDS, this premium or credit spread generally corresponds to the difference between the yield on the reference entity's public fixed maturity cash instruments and swap rates at the time the agreement is executed. With a FTD basket or a tranche of a basket, because of the additional credit risk inherent in a basket of named reference entities, the premium generally corresponds to a high proportion of the sum of the credit spreads of the names in the basket and the correlation between the names. CDX index is utilized to take a position on multiple (generally 125) reference entities. Credit events are typically defined as bankruptcy, failure to pay, or restructuring, depending on the nature of the reference entities. If a credit event occurs, the Company settles with the counterparty, either through physical settlement or cash settlement. In a physical settlement, a reference asset is delivered by the buyer of protection to the Company, in exchange for cash payment at par, whereas in a cash settlement, the Company pays the difference between par and the prescribed value of the reference asset. When a credit event occurs in a single name or FTD basket (for FTD, the first credit event occurring for any one name in the basket), the contract terminates at the time of settlement. When a credit event occurs in a tranche of a basket, there is no immediate impact to the Company until cumulative losses in the basket exceed the contractual subordination. To date, realized losses have not exceeded the subordination. For CDX index, the reference entity's name incurring the credit event is removed from the index while the contract continues until expiration. The maximum payout on a CDS is the contract notional amount. A physical settlement may afford the Company with recovery rights as the new owner of the asset.

     The Company monitors risk associated with credit derivatives through individual name credit limits at both a credit derivative and a combined cash instrument/credit derivative level. The ratings of individual names for which protection has been sold are also monitored.

     In addition to the CDS described above, the Company's synthetic collateralized debt obligations contain embedded credit default swaps which sell protection on a basket of reference entities. The synthetic collateralized debt obligations are fully funded; therefore, the Company is not obligated to contribute additional funds when credit events occur related to the reference entities named in the embedded credit default swaps. The Company's maximum amount at risk equals the amount of its aggregate initial investment in the synthetic collateralized debt obligations.

OFF-BALANCE-SHEET  FINANCIAL  INSTRUMENTS

The contractual amounts of off-balance-sheet financial instruments as of December 31 are as follows:



($IN MILLIONS)                      2010     2009
                                   =====    =====
Commitments to invest in
 limited partnership interests     $$731    $$802
                                   -----    -----
Private placement commitments        111        7
 Other loan commitments               25        6


     In the preceding table, the contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance-sheet financial instruments with credit risk.

     Commitments to invest generally represent commitments to acquire financial interests or instruments. The Company enters into these agreements to allow for additional participation in certain limited partnership investments. Because the equity investments in the limited partnerships are not actively traded, it is not practical to estimate the fair value of these commitments.

     Private placement commitments represent conditional commitments to purchase private placement debt and equity securities at a specified future date. The Company regularly enters into these agreements in the normal course of business. The fair value of these commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying private placement securities are not yet final.

     Other loan commitments are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at predetermined interest rates. Commitments generally have fixed or varying expiration dates or other termination clauses. The fair value of these commitments is insignificant.


8. RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS As of December 31, the reserve for life-contingent contract benefits consists of the following:



($IN MILLIONS)                                  2010      2009
Immediate fixed annuities:
   Structured settlement annuities           $ 6,522    $6,406
   Other immediate fixed annuities             2,211     2,043
Traditional life insurance                     2,751     2,662
Accident and health insurance                  1,181     1,053
Other                                             87        92
       Total reserve for life-contingent
       contract benefits                     $12,752    $12,256
                                             -------    ------



The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:



PRODUCT                   MORTALITY                         INTEREST RATE         ESTIMATION METHOD
                          ==============================    ==================    ------------------------

----------------------
                          U.S. population with
                          projected calendar year
                          improvements; mortality rates
                          adjusted for each impaired        Interest rate         Present value of
Structured settlement     life based on reduction           assumptions range     contractually specified
annuities                 in life expectancy                from 1.6% to 9.9%     future benefits
                          1983 group annuity mortality
                          table with internal
                          modifications; 1983 individual
                          annuity mortality table;
                          Annuity 2000 mortality table                            Present value of
                          with internal modifications;                            expected future benefits
                          1983 individual annuity           Interest rate         based on historical
Other immediate           mortality table with internal     assumptions range     experience
fixed annuities           modifications                     from 0.9% to 11.5%
                                                                                  Net level premium
                                                                                  reserve method using
                                                            Interest rate         the Company's
Traditional               Actual company experience         assumptions range     withdrawal experience
 life insurance           plus loading                      from 4.0% to 11.3%    rates
                                                                                  Unearned premium;
                          Actual company experience                               additional contract
Accident and health       plus loading                                            reserves for mortality
insurance                                                                         risk
 Other:
     Variable annuity
       guaranteed
      minimum death                                         Interest rate         Projected benefit ratio
       benefits (1)                 100% of Annuity 2000    assumptions range     applied to cumulative
                          mortality table                   from 4.2% to 5.2%     assessments


________________________
(1) In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. (collectively "Prudential").


     To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve is recorded for certain immediate annuities with life contingencies. A liability of $41 million is included in the reserve for life-contingent contract benefits with respect to this deficiency as of December 31, 2010. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in accumulated other comprehensive income. The liability was zero as of December 31, 2009.




As of December 31, contractholder funds consist of the following:



($IN MILLIONS)                           2010       2009
Interest-sensitive life insurance     $10,061    $ 9,662
                                      -------    -------
Investment contracts:
Fixed annuities                        33,134     36,030
Funding agreements backing
medium-term notes                       2,749      4,699
    Other investment contracts            514        459
Total contractholder funds            $46,458    $50,850
                                      -------    -------



The following table highlights the key contract provisions relating to contractholder funds:



PRODUCT                               INTEREST RATE                       WITHDRAWAL/SURRENDER CHARGES
                                      ================================    =========================================

----------------------------------
                                      Interest rates credited range
                                      from 0% to 11.5% for
                                      equity-indexed life (whose
                                      returns are indexed to
                                      the S&P 500) and 2.0%               Either a percentage of account balance
Interest-sensitive                    to 6.0% for all other               or dollar amount grading off generally
life insurance                        products                            over 20 years
                                      Interest rates credited range
                                      from 0% to 9.9% for
                                      immediate annuities; (8.0)%         Either a declining or a level percentage
                                      to 14.0% for equity-indexed         charge generally over nine years or less.
                                      annuities (whose returns are        Additionally, approximately 26.5% of
                                      indexed to the S&P 500);            fixed annuities are subject to
                                      and 0.2% to 8.5% for all            market value adjustment
Fixed annuities                       other products                      for discretionary withdrawals
                                      Interest rates credited range f
                                      rom 0% to 6.5% (excluding
Funding agreements                    currency-swapped
 backing medium-term notes            medium-term notes)                  Not applicable
Other investment contracts:
Guaranteed minimum income,
 accumulation and withdrawal
 benefits on variable annuities(1)                                        Withdrawal and surrender charges
and secondary guarantees on           Interest rates used in              are based on the terms of the
interest-sensitive life insurance     establishing reserves               related interest-sensitive life insurance
 and fixed annuities                  range from 1.8% to 10.3%            or fixed annuity contract


________________________
(1) In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential.

     Contractholder funds include funding agreements held by VIEs issuing medium-term notes. The VIEs are Allstate Life Funding, LLC, Allstate Financial Global Funding, LLC, Allstate Life Global Funding and Allstate Life Global Funding II, and their primary assets are funding agreements used exclusively to back medium-term note programs.

Contractholder funds activity for the years ended December 31 is as follows:



($IN MILLIONS)                              2010        2009
Balance, beginning of year               $50,850     $56,780
                                         --------    --------
Deposits                                   2,363       3,327
Interest credited                          1,752       1,974
Benefits                                  (1,537)     (1,553)
Surrenders and partial withdrawals        (4,166)     (4,086)
Maturities and retirements of
institutional products                    (1,833)     (4,773)
Contract charges                            (921)       (860)
Net transfers from separate accounts          11          11
Fair value hedge adjustments
 for institutional products                 (196)         25
Other adjustments                            135           5
Balance, end of year                     $46,458     $50,850
                                         --------    --------


     The Company offered various guarantees to variable annuity contractholders. Liabilities for variable contract guarantees related to death benefits are included in the reserve for life-contingent contract benefits and the liabilities related to the income, withdrawal and accumulation benefits are included in contractholder funds in the Consolidated Statements of Financial Position. All liabilities for variable contract guarantees are reported on a gross basis on the balance sheet with a corresponding reinsurance recoverable asset for those contracts subject to reinsurance. In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential.

     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date, partial withdrawal or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The account balances of variable annuities contracts' separate accounts with guarantees included $6.94 billion and $7.93 billion of equity, fixed income and balanced mutual funds and $1.09 billion and $568 million of money market mutual funds as of December 31, 2010 and 2009, respectively.

     The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.




($IN MILLIONS)                                                    DECEMBER 31,
                                                         ===========================
                                                                  2010         2009
                                                         -------------
In the event of death
   Separate account value                                $       8,029    $   8,496
   Net amount at risk (1)                                $       1,402    $   2,153
   Average attained age of contractholders                    66 years     65 years

At annuitization (includes income benefit guarantees)
   Separate account value                                $       1,945    $   2,101
   Net amount at risk (2)                                $         580    $     906
   Weighted average waiting period until
   annuitization options available                             2 years      3 years

For cumulative periodic withdrawals
   Separate account value                                $         735    $     786
   Net amount at risk (3)                                $          21    $      42

Accumulation at specified dates
   Separate account value                                $       1,100    $   1,113
   Net amount at risk (4)                                $          64    $      97
   Weighted average waiting period
until guarantee date                                           7 years      8 years


_______________
(1) Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date.

(2) Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.

(3) Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance as of the balance sheet date.

(4) Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

     The liability for death and income benefit guarantees is equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future separate account fund performance, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the current guaranteed minimum death benefit payments in excess of the current account balance. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the current account balance.

     Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant's attained age. The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to contract benefits. Guarantees related to withdrawal and accumulation benefits are considered to be derivative financial instruments; therefore, the liability for these benefits is established based on its fair value.

The  following  table  summarizes  the  liabilities  for  guarantees:



                                     Liability for                           Liability for
                                       Guarantees                              Guarantees
                                       related to          Liability for       related to
                                     death benefits         Guarantees        accumulation
                                          and               related to            and
                                   interest-sensitive         income           withdrawal
($in millions)                    life products           benefits           benefits          Total
BALANCE, DECEMBER 31, 2009 (1)    $               155     $          287     $          108    $  550
                                  --------------------    ---------------    --------------    -------
     LESS REINSURANCE
      RECOVERABLES                                109                268                107       484
NET BALANCE AS OF
DECEMBER 31, 2009                                  46                 19                  1        66
                                  --------------------    ---------------    --------------    -------
INCURRED GUARANTEED
BENEFITS                                           97                 (2)                --        95
PAID GUARANTEE BENEFITS                            --                 --                 --        --
     NET CHANGE                                    97                 (2)                --        95
                                  --------------------    ---------------    --------------    -------
NET BALANCE AS OF
DECEMBER 31, 2010                                 143                 17                  1       161
     PLUS REINSURANCE
     RECOVERABLES                                  93                210                135       438
BALANCE, DECEMBER 31, 2010 (2)    $               236     $          227     $          136    $  599
                                  --------------------    ---------------    --------------    -------

BALANCE, DECEMBER 31, 2008 (3)    $               115     $          219     $          266    $  600
     LESS REINSURANCE
     RECOVERABLES                                  81                200                266       547
NET BALANCE AS OF
DECEMBER 31, 2008                                  34                 19                 --        53
                                  --------------------    ---------------    --------------    -------
INCURRED
GUARANTEED BENEFITS                                13                 --                  1        14
PAID GUARANTEE BENEFITS                            (1)                --                 --        (1)
     NET CHANGE                                    12                 --                  1        13
                                  --------------------    ---------------    --------------    -------
NET BALANCE AS OF
DECEMBER 31, 2009                                  46                 19                  1        66
     PLUS REINSURANCE
     RECOVERABLES                                 109                268                107       484
BALANCE, DECEMBER 31, 2009 (1)    $               155     $          287     $          108    $  550
                                  --------------------    ---------------    --------------    -------


 _______________
(1) Included in the total liability balance as of December 31, 2009 are reserves for variable annuity death benefits of $92 million, variable annuity income benefits of $269 million, variable annuity accumulation benefits of $66 million, variable annuity withdrawal benefits of $41 million and other guarantees of $82 million.

(2) Included in the total liability balance as of December 31, 2010 are reserves for variable annuity death benefits of $85 million, variable annuity income benefits of $211 million, variable annuity accumulation benefits of $88 million, variable annuity withdrawal benefits of $47 million and other guarantees of $168 million.

(3) Included in the total liability balance as of December 31, 2008 are reserves for variable annuity death benefits of $67 million, variable annuity income benefits of $200 million, variable annuity accumulation benefits of $147 million, variable annuity withdrawal benefits of $119 million and other guarantees of $67 million.


9.     REINSURANCE

     The Company reinsures certain of its risks to other insurers primarily under yearly renewable term, coinsurance and modified coinsurance agreements. These agreements result in a passing of the agreed-upon percentage of risk to the reinsurer in exchange for negotiated reinsurance premium payments. Modified coinsurance is similar to coinsurance, except that the cash and investments that support the liability for contract benefits are not transferred to the assuming company and settlements are made on a net basis between the companies. The Company cedes 100% of the morbidity risk on substantially all of its long-term care contracts.

     For certain term life insurance policies issued prior to October 2009, the Company ceded up to 90% of the mortality risk depending on the year of policy issuance under coinsurance agreements to a pool of fourteen unaffiliated reinsurers. Effective October 2009, mortality risk on term business is ceded under yearly renewable term agreements under which the Company cedes mortality in excess of its retention, which is consistent with how the Company generally reinsures its permanent life insurance business. The following table summarizes those retention limits by period of policy issuance.




                                                    Retention
Period                              limits
                                    ==========================================
                                    5 MILLION PER LIFE,  $3 MILLION AGE 70
                                    ------------------------------------------
                                    AND OVER, AND $10 MILLION
                                    FOR CONTRACTS THAT MEET
                                    SPECIFIC CRITERIA
JULY 2007 THROUGH CURRENT
--------------------------------
                                    2 MILLION PER LIFE, IN 2006 THE LIMIT WAS
                                    INCREASED TO $5 MILLION FOR
                                    INSTANCES WHEN SPECIFIC CRITERIA
                                    WERE MET
SEPTEMBER 1998 THROUGH JUNE 2007
AUGUST 1998 AND PRIOR               UP TO $1 MILLION PER LIFE


     In addition, the Company has used reinsurance to effect the acquisition or disposition of certain blocks of business. The Company had reinsurance recoverables of $1.63 billion and $1.51 billion as of December 31, 2010 and 2009, respectively, due from Prudential related to the disposal of substantially all of its variable annuity business that was effected through reinsurance agreements. In 2010, premiums and contract charges of $171 million, contract benefits of $152 million, interest credited to contractholder funds of $29 million, and operating costs and expenses of $31 million were ceded to Prudential. In 2009, premiums and contract charges of $170 million, contract benefits of $44 million, interest credited to contractholder funds of $27 million, and operating costs and expenses of $28 million were ceded to Prudential. In 2008, premiums and contract charges of $238 million, contract benefits of $467 million, interest credited to contractholder funds of $36 million, and operating costs and expenses of $47 million were ceded to Prudential. In addition, as of December 31, 2010 and 2009 the Company had reinsurance recoverables of $170 million and $175 million, respectively, due from subsidiaries of Citigroup (Triton Insurance and American Health and Life Insurance) and Scottish Re (U.S.) Inc. in connection with the disposition of substantially all of the direct response distribution business in 2003. As of December 31, 2010, the gross life insurance in force was $530.52 billion of which $237.63 billion was ceded to the unaffiliated reinsurers.

The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:



($IN MILLIONS)                       2010       2009       2008
PREMIUMS AND CONTRACT CHARGES
Direct                             $2,230     $2,215     $2,275
Assumed
   Affiliate                          107        102         70
   Non-affiliate                       22         22         25
Ceded-non-affiliate                  (776)      (806)      (874)
Premiums and contract charges,
 net of reinsurance                $1,583     $1,533     $1,496
                                              -------    -------


The effects of reinsurance on contract benefits for the years ended December 31 are as follows:



($IN MILLIONS)                              2010       2009        2008
                                          =======    =======    ========
CONTRACT BENEFITS
Direct                                    $2,075     $1,915     $ 2,428
Assumed
   Affiliate                                  72         66          42
   Non-affiliate                              22         22          26
Ceded-non-affiliate                         (673)      (601)     (1,099)
Contract benefits, net of reinsurance     $1,496     $1,402     $ 1,397
                                                                --------





The effects of reinsurance on interest credited to contractholder funds for the years ended December 31 are as follows:



($IN MILLIONS)                     2010       2009       2008
                                 =======    =======    =======
INTEREST CREDITED TO
CONTRACTHOLDER FUNDS
Direct                           $1,774     $2,085     $2,373
Assumed
   Affiliate                         10         11         11
   Non-affiliate                     12         12         15
Ceded-non-affiliate                 (32)       (32)       (43)
Interest credited to
contractholder funds, net of
reinsurance                      $1,764     $2,076     $2,356
                                            -------    -------


Reinsurance recoverables on paid and unpaid benefits as of December 31 are summarized in the following table.




($IN MILLIONS)                 2010      2009
                             ------    ======
Annuities                    $1,785    $1,667
                             ------    ------
Life insurance                1,564     1,528
Long-term care insurance        840       732
Other                            88        89
    Total                    $4,277    $4,016
                             ------    ------


As of December 31, 2010 and 2009, approximately 94% and 93%, respectively, of the Company's reinsurance recoverables are due from companies rated A- or better by S&P.

10.     DEFERRED  POLICY  ACQUISITION  AND  SALES  INDUCEMENT  COSTS

Deferred policy acquisition costs for the years ended December 31 are as follows:




($IN MILLIONS)                              2010        2009       2008
                                          =======    ========    ========
Balance, beginning of year                $3,664     $ 6,701     $3,905
                                          -------    --------    -------
Impact of adoption of new OTTI
accounting guidance before
unrealized impact (1)                         --        (176)        --
Impact of adoption of new OTTI
accounting guidance
   effect of unrealized capital
   gains and losses (2)                       --         176         --
Reinsurance assumed (3)                       --          --         32
Acquisition costs deferred                   383         403        596
Amortization charged to income              (272)       (888)      (643)
Effect of unrealized gains and losses       (793)     (2,552)     2,811
Balance, end of year                      $2,982     $ 3,664     $6,701
                                                     --------    -------


_______________
(1) The adoption of new OTTI accounting guidance on April 1, 2009 resulted in an adjustment to DAC to reverse previously recorded DAC accretion related to realized capital losses that were reclassified to other comprehensive income upon adoption.

(2) The adoption of new OTTI accounting guidance resulted in an adjustment to DAC due to the change in unrealized capital gains and losses that occurred upon adoption on April 1, 2009 when previously recorded realized capital losses were reclassified to other comprehensive income. The adjustment was recorded as an increase of the DAC balance and unrealized capital gains and losses.

(3) In 2008, DAC increased as a result of a reinsurance transaction with AHL (see Note 4).


DSI activity, which primarily relates to fixed annuities and interest-sensitive life contracts, for the years ended December 31 was as follows:



($IN MILLIONS)                              2010      2009      2008
                                           ======    ======    ======
Balance, beginning of year                 $ 195     $ 453     $ 295
                                           ------    ------    ------
Impact of adoption of new OTTI
accounting guidance
before unrealized impact (1)                  --       (35)       --
Impact of adoption of new OTTI
accounting guidance effect of
unrealized capital gains and losses (2)       --        35        --
Sales inducements deferred                    14        28        47
Amortization charged to income               (27)     (129)      (53)
Effect of unrealized gains and losses        (96)     (157)      164
Balance, end of year                       $  86     $ 195     $ 453
                                                     ------    ------


_______________
(1) The adoption of new OTTI accounting guidance on April 1, 2009 resulted in an adjustment to DSI to reverse previously recorded DSI accretion related to realized capital losses that were reclassified to other comprehensive income upon adoption.

(2) The adoption of new OTTI accounting guidance resulted in an adjustment to DSI due to the change in unrealized capital gains and losses that occurred upon adoption on April 1, 2009 when previously recorded realized capital losses were reclassified to other comprehensive income. The adjustment was recorded as an increase of the DSI balance and unrealized capital gains and losses.

11.     GUARANTEES  AND  CONTINGENT  LIABILITIES

GUARANTY  FUNDS

     Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in each state. The Company's policy is to accrue assessments when the entity for which the insolvency relates has met its state of domicile's statutory definition of insolvency and the amount of the loss is reasonably estimable. In most states, the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation. As of December 31, 2010 and 2009, the liability balance included in other liabilities and accrued expenses was $26 million and $29 million, respectively. The related premium tax offsets included in other assets were $25 million and $28 million as of December 31, 2010 and 2009, respectively. The New York Liquidation Bureau (the "Bureau") has publicly reported that Executive Life Insurance Company of New York ("Executive Life") is currently under its jurisdiction as part of a 1992 court-ordered rehabilitation plan. At this time, Executive Life continues to fully pay claims when due. An Order to Show Cause dated December 17, 2010 from the New York Supreme Court mandates that the Bureau, Life Insurance Corporation of New York ("LICNY") and other interested parties provide a proposed plan of liquidation by July 1, 2011; otherwise, the Superintendent of the New York State Insurance Department will be required to do so by August 1, 2011. A public hearing on the proposed plan of liquidation is now scheduled for January 4, 2012. The current publicly available estimated shortfall from the Bureau is $1.27 billion.

     If Executive Life were to be declared insolvent in the future, it is reasonably possible that the Company will have exposure to future guaranty fund assessments. The Company's exposure will ultimately depend on the level of guaranty fund system participation. New York law currently contains an aggregate limit on guaranty funds under the LICNY of $500 million, of which approximately $40 million has been used. Under current law, the Company may be allowed to recoup a portion of the amount of any additional guaranty fund assessment in periods subsequent to the recognition of the assessment by offsetting future premium taxes. The Company's three-year average market share for New York as of December 31, 2009, based on assessable premiums, was approximately 2.2%.

GUARANTEES

     The Company owns certain fixed income securities that obligate the Company to exchange credit risk or to forfeit principal due, depending on the nature or occurrence of specified credit events for the reference entities. In the event all such specified credit events were to occur, the Company's maximum amount at risk on these fixed income securities, as measured by the amount of the aggregate initial investment, was $64 million as of December 31, 2010. The obligations associated with these fixed income securities expire at various dates on or before July 26, 2016.

     Related to the disposal through reinsurance of substantially all of the Company's variable annuity business to Prudential in 2006, the Company and the Corporation have agreed to indemnify Prudential for certain pre-closing contingent liabilities (including extra-contractual liabilities of the Company and liabilities specifically excluded from the transaction) that the Company has agreed to retain. In addition, the Company and the Corporation will each indemnify Prudential for certain post-closing liabilities that may arise from the acts of the Company and its agents, including in connection with the Company's provision of transition services. The reinsurance agreements contain no limitations or indemnifications with regard to insurance risk transfer, and transferred all of the future risks and responsibilities for performance on the underlying variable annuity contracts to Prudential, including those related to benefit guarantees. Management does not believe this agreement will have a material adverse effect on results of operations, cash flows or financial position of the Company.

     In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

     The aggregate liability balance related to all guarantees was not material as of December 31, 2010.

REGULATION  AND  COMPLIANCE

     The Company is subject to changing social, economic and regulatory conditions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation, regulate the nature of and amount of investments, and otherwise expand overall regulation of insurance products and the insurance industry. The Company has established procedures and policies to facilitate compliance with laws and regulations, to foster prudent business operations, and to support financial reporting. The Company routinely reviews its practices to validate compliance with laws and regulations and with internal procedures and policies. As a result of these reviews, from time to time the Company may decide to modify some of its procedures and policies. Such modifications, and the reviews that led to them, may be accompanied by payments being made and costs being incurred. The ultimate changes and eventual effects of these actions on the Company's business, if any, are uncertain.

LEGAL  AND  REGULATORY  PROCEEDINGS  AND  INQUIRIES
---------------------------------------------------
BACKGROUND
     The Company and certain affiliates are involved in a number of lawsuits, regulatory inquiries, and other legal proceedings arising out of various aspects of its business. As background to the "Proceedings" subsection below, please note the following:

- These matters raise difficult and complicated factual and legal issues and are subject to many uncertainties and complexities, including the underlying facts of each matter; novel legal issues; variations between jurisdictions in which matters are being litigated, heard, or investigated; differences in applicable laws and judicial interpretations; the length of time before many of these matters might be resolved by settlement, through litigation, or otherwise; the fact that some of the lawsuits are putative class actions in which a class has not been certified and in which the purported class may not be clearly defined; the fact that some of the lawsuits involve multi-state class actions in which the applicable law(s) for the claims at issue is in dispute and therefore unclear; and the current challenging legal environment faced by large corporations and insurance companies.

- The outcome of these matters may be affected by decisions, verdicts, and settlements, and the timing of such decisions, verdicts, and settlements, in other individual and class action lawsuits that involve the Company, other insurers, or other entities and by other legal, governmental, and regulatory actions that involve the Company, other insurers, or other entities. The outcome may also be affected by future state or federal legislation, the timing or substance of which cannot be predicted.

- In the lawsuits, plaintiffs seek a variety of remedies which may include equitable relief in the form of injunctive and other remedies and monetary relief in the form of contractual and extra-contractual damages. In some cases, the monetary damages sought may include punitive or treble damages. Often specific information about the relief sought, such as the amount of damages, is not available because plaintiffs have not requested specific relief in their pleadings. When specific monetary demands are made, they are often set just below a state court jurisdictional limit in order to seek the maximum amount available in state court, regardless of the specifics of the case, while still avoiding the risk of removal to federal court. In the Company's experience, monetary demands in pleadings bear little relation to the ultimate loss, if any, to the Company.

- In connection with regulatory examinations and proceedings, government authorities may seek various forms of relief, including penalties, restitution and changes in business practices. The Company may not be advised of the nature and extent of relief sought until the final stages of the examination or proceeding.

- For the reasons specified above, it is not possible to make meaningful estimates of the amount or range of loss that could result from the matters described below in the "Proceedings" subsection. The Company reviews these matters on an ongoing basis and follows appropriate accounting guidance when making accrual and disclosure decisions. When assessing reasonably possible and probable outcomes, the Company bases its decisions on its assessment of the ultimate outcome following all appeals.

- Due to the complexity and scope of the matters disclosed in the "Proceedings" subsection below and the many uncertainties that exist, the ultimate outcome of these matters cannot be reasonably predicted. In the event of an unfavorable outcome in one or more of these matters, the ultimate liability may be in excess of amounts currently reserved, if any, and may be material to the Company's operating results or cash flows for a particular quarterly or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described below, as they are resolved over time, is not likely to have a material adverse effect on the financial position of the Company.

PROCEEDINGS

     Legal proceedings involving Allstate agencies and AIC may impact the Company, even when the Company is not directly involved, because the Company sells its products through a variety of distribution channels including Allstate agencies. Consequently, information about the more significant of these proceedings is provided in the following paragraph.

     AIC is defending certain matters relating to its agency program reorganization announced in 1999. These matters are in various stages of development.

- These matters include a lawsuit filed in 2001 by the U.S. Equal Employment Opportunity Commission ("EEOC") alleging retaliation under federal civil rights laws (the "EEOC I" suit) and a class action filed in 2001 by former employee agents alleging retaliation and age discrimination under the Age Discrimination in Employment Act ("ADEA"), breach of contract and ERISA violations (the "Romero I" suit). In 2004, in the consolidated EEOC I and Romero I litigation, the trial court issued a memorandum and order that, among other things, certified classes of agents, including a mandatory class of agents who had signed a release, for purposes of effecting the court's declaratory judgment that the release is voidable at the option of the release signer. The court also ordered that an agent who voids the release must return to AIC "any and all benefits received by the [agent] in exchange for signing the release." The court also stated that, "on the undisputed facts of record, there is no basis for claims of age discrimination." The EEOC and plaintiffs asked the court to clarify and/or reconsider its memorandum and order and in January 2007, the judge denied their request. In June 2007, the court granted AIC's motions for summary judgment. Following plaintiffs' filing of a notice of appeal, the U.S. Court of Appeals for the Third Circuit ("Third Circuit") issued an order in December 2007 stating that the notice of appeal was not taken from a final order within the meaning of the federal law and thus not appealable at this time. In March 2008, the Third Circuit decided that the appeal should not summarily be dismissed and that the question of whether the matter is appealable at this time will be addressed by the Third Circuit along with the merits of the appeal. In July 2009, the Third Circuit vacated the decision which granted AIC's summary judgment motions, remanded the cases to the trial court for additional discovery, and directed that the cases be reassigned to another trial court judge. In January 2010, the cases were assigned to a new judge for further proceedings in the trial court.

- A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA, including a worker classification issue. These plaintiffs are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for benefit purposes. This matter was dismissed with prejudice by the trial court, was the subject of further proceedings on appeal, and was reversed and remanded to the trial court in 2005. In June 2007, the court granted AIC's motion to dismiss the case. Following plaintiffs' filing of a notice of appeal, the Third Circuit issued an order in December 2007 stating that the notice of appeal was not taken from a final order within the meaning of the federal law and thus not appealable at this time. In March 2008, the Third Circuit decided that the appeal should not summarily be dismissed and that the question of whether the matter is appealable at this time will be addressed by the Third Circuit along with the merits of the appeal. In July 2009, the Third Circuit vacated the decision which granted AIC's motion to dismiss the case, remanded the case to the trial court for additional discovery, and directed that the case be reassigned to another trial court judge. In January 2010, the case was assigned to a new judge for further proceedings in the trial court.

In these agency program reorganization matters, plaintiffs seek compensatory and punitive damages, and equitable relief. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization.

OTHER  MATTERS

     Various other legal, governmental, and regulatory actions, including state market conduct exams, and other governmental and regulatory inquiries are pending from time to time that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of a number of class action lawsuits and other types of proceedings, some of which involve claims for substantial or indeterminate amounts. These actions are based on a variety of issues and target a range of the Company's practices. The outcome of these disputes is currently unpredictable.

One or more of these matters could have an adverse effect on the Company's operating results or cash flows for a particular quarterly or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described in this "Other Matters" subsection, in excess of amounts currently reserved, if any, as they are resolved over time, is not likely to have a material effect on the operating results, cash flows or financial position of the Company.

12.     INCOME  TAXES

ALIC and its domestic subsidiaries (the "Allstate Life Group") join with the Corporation (the "Allstate Group") in the filing of a consolidated federal income tax return and are party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Allstate Life Group pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Allstate Life Group in the consolidated federal income tax return. Effectively, this results in the Allstate Life Group's annual income tax provision being computed, with adjustments, as if the Allstate Life Group filed a separate return.

     The Internal Revenue Service ("IRS") is currently examining the Allstate Group's 2007 and 2008 federal income tax returns. The IRS has completed its examination of the Allstate Group's federal income tax returns for 2005-2006 and the case is under consideration at the IRS Appeals Office. The Allstate Group's tax years prior to 2005 have been examined by the IRS and the statute of limitations has expired on those years. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.
The Company had no liability for unrecognized tax benefits as of December 31, 2010 or 2009, and believes it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties.

The components of the deferred income tax assets and liabilities as of December 31 are as follows:




($IN MILLIONS)                               2010      2009
                                            ======    ======
DEFERRED ASSETS
Life and annuity reserves                   $ 154     $ 309
Difference in tax bases of investments        104        31
Unrealized net capital losses                  --       422
Deferred reinsurance gain                      17        19
Other assets                                   20        15
    Total deferred assets                     295       796
                                            ------    ------
DEFERRED LIABILITIES
DAC                                          (623)     (569)
Unrealized net capital gains                 (285)       --
Other liabilities                             (30)      (24)
    Total deferred liabilities               (938)     (593)
                                            ------    ------
         Net deferred (liability) asset     $(643)    $ 203
                                            ------    ------


     Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the Company's assessment that the deductions ultimately recognized for tax purposes will be fully utilized. There was no valuation allowance for deferred tax assets as of December 31, 2010 or 2009.

The components of income tax benefit for the years ended December 31 are as follows:




($IN MILLIONS)                        2010      2009      2008
                                     ======    ======    ======
Current                              $(199)    $(426)    $(640)
                                     ------    ------    ------
Deferred (including $208 million
tax benefit of operating loss
carryforward in 2008)                  161       314      (306)
Total income tax benefit             $ (38)    $(112)    $(946)
                                     ------    ------    ------


     Income tax benefit for the year ended December 31, 2009 includes expense of $142 million attributable to an increase in the valuation allowance relating to the deferred tax asset on capital losses recorded in the first quarter of 2009. This valuation allowance was released in connection with the adoption of new OTTI accounting guidance on April 1, 2009; however, the release was recorded as an increase to retained income and therefore did not reverse the amount recorded in income tax benefit. The release of the valuation allowance is related to the reversal of previously recorded other-than-temporary impairment write-downs that would not have been recorded under the new OTTI accounting guidance. The Company received refunds of $629 million, $515 million and $118 million in 2010, 2009 and 2008, respectively. The Company had a current income tax receivable of $10 million and $440 million as of December 31, 2010 and 2009, respectively.

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:




                                              2010         2009         2008
Statutory federal income tax rate - benefit  (35.0)    %  (35.0)    %  (35.0)  %
                                             ------       ------       ------
Dividends received deduction                 (16.8)        (1.6)        (0.5)
Tax credits                                   (2.8)        (0.4)        (0.2)
State income taxes                            (2.7)        (0.2)        (0.1)
Other                                         (0.3)        (0.6)        (0.1)
Valuation allowance                             --         20.8           --
    Effective income tax rate - benefit      (57.6)    %  (17.0)    %  (35.9)  %
                                             ------       ------       ------



13.     CAPITAL  STRUCTURE

DEBT  OUTSTANDING

All of the Company's outstanding debt as of December 31, 2010 and 2009 relates to intercompany obligations. These obligations reflect notes due to related parties and are discussed in Note 4 to the consolidated financial statements. The Company paid $16 million, $14 million and $13 million of interest on debt in 2010, 2009 and 2008, respectively.

14.     STATUTORY  FINANCIAL  INFORMATION

     ALIC and its subsidiaries prepare their statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the insurance department of the applicable state of domicile. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

All states require domiciled insurance companies to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable insurance commissioner and/or director.

Statutory accounting practices differ from GAAP primarily since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing certain investments and establishing deferred taxes on a different basis.

Statutory net loss of ALIC and its insurance subsidiaries for 2010, 2009 and 2008 was $(456) million, $(929) million and $(1.98) billion, respectively. Statutory capital and surplus was $3.34 billion and $3.47 billion as of December 31, 2010 and 2009, respectively.

There  were  no  permitted  practices  utilized as of December 31, 2010 or 2009.

DIVIDENDS

The ability of ALIC to pay dividends is dependent on business conditions, income, cash requirements of ALIC, receipt of dividends from its subsidiaries and other relevant factors. The payment of shareholder dividends by ALIC to AIC without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The amount of dividends is further limited to the amount of unassigned funds, which is the portion of statutory capital and surplus out of which dividends can be paid. ALIC paid no dividends in 2010. During 2011, ALIC will not be able to pay dividends without prior Illinois Department of Insurance ("IL DOI") approval since it does not have unassigned funds. As of December 31, 2010, ALIC's unassigned funds reflected a deficit position of $613 million.

       Notification and approval of intercompany lending activities is also required by the IL DOI when ALIC does not have unassigned funds and for transactions that exceed a level that is based on a formula using statutory admitted assets and statutory surplus.

15.     BENEFIT  PLANS

PENSION  AND  OTHER  POSTRETIREMENT  PLANS

     Defined benefit pension plans, sponsored by AIC, cover most full-time employees, certain part-time employees and employee-agents. Benefits under the pension plans are based upon the employee's length of service and eligible annual compensation. The allocated cost to the Company for the pension plans was $32 million, $14 million and $16 million in 2010, 2009 and 2008, respectively. The Corporation provides certain health care subsidies for eligible employees hired before January 1, 2003 when they retire and their eligible dependents and certain life insurance benefits for eligible employees hired before January 1, 2003 when they retire ("postretirement benefits"). Qualified employees may become eligible for these benefits if they retire in accordance with the Corporation's established retirement policy and are continuously insured under the Corporation's group plans or other approved plans in accordance with the plan's participation requirements. The Corporation shares the cost of retiree medical benefits with non Medicare-eligible retirees based on years of service, with the Corporation's share being subject to a 5% limit on annual medical cost inflation after retirement. During 2009, the Corporation decided to change its approach for delivering benefits to Medicare-eligible retirees. The Corporation no longer offers medical benefits for Medicare-eligible retirees but instead provides a fixed company contribution (based on years of service and other factors), which is not subject to adjustments for inflation. The allocated cost to the Company was $1 million, $2 million and $4 million for postretirement benefits other than pension plans in 2010, 2009 and 2008, respectively. AIC and the Corporation have reserved the right to modify or terminate their benefit plans at any time and for any reason.

ALLSTATE  401(K)  SAVINGS  PLAN

Employees of AIC are eligible to become members of the Allstate 401(k) Savings Plan ("Allstate Plan"). The Corporation's contributions are based on the Corporation's matching obligation and certain performance measures. The allocated cost to the Company for the Allstate Plan was $4 million, $8 million and $6 million in 2010, 2009 and 2008, respectively.

16.     OTHER  COMPREHENSIVE  INCOME

The components of other comprehensive income (loss) on a pre-tax and after-tax basis for the years ended December 31 are as follows:



($in millions)                                2010      2009        2008
                                             ======    ======    ========
                                            Pre-                 After-      Pre-                   After-      Pre-
                                            =======    ======    --------    -------    --------    --------    --------    ------
                                            tax        Tax       tax         tax        Tax         tax         tax         Tax
                                            -------    ------    --------    -------    --------    --------    --------    ------
UNREALIZED NET
 HOLDING GAINS
 (LOSSES) ARISING
 DURING THE PERIOD,
 NET OF RELATED
OFFSETS                                     $1,625     $(569)    $ 1,056     $2,570     $  (896)    $ 1,674     $(5,525)    $1,925
                                            -------    ------    --------    -------    --------    --------    --------    ------
LESS: RECLASSIFICATION
 ADJUSTMENT OF
REALIZED CAPITAL
 GAINS AND LOSSES                             (349)      122        (227)      (346)        121        (225)     (2,072)       725
UNREALIZED NET CAPITAL GAINS AND LOSSES      1,974      (691)      1,283      2,916      (1,017)      1,899      (3,453)     1,200
                                            -------    ------    --------    -------    --------    --------    --------    ------
OTHER COMPREHENSIVE INCOME (LOSS)           $1,974     $(691)    $ 1,283     $2,916     $(1,017)    $ 1,899     $(3,453)    $1,200

($in millions)

                                            After-
                                            --------
                                            tax

UNREALIZED NET
 HOLDING GAINS
 (LOSSES) ARISING
 DURING THE PERIOD,
 NET OF RELATED
OFFSETS                                     $(3,600)
                                            --------
LESS: RECLASSIFICATION
 ADJUSTMENT OF
REALIZED CAPITAL
 GAINS AND LOSSES                            (1,347)
UNREALIZED NET CAPITAL GAINS AND LOSSES      (2,253)
                                            --------
OTHER COMPREHENSIVE INCOME (LOSS)           $(2,253)



17.     QUARTERLY  RESULTS  (UNAUDITED)



                           First                     Second               Third               Fourth
($in millions)            Quarter                    Quarter              Quarter             Quarter
                   =====================    =====================    ===============       ==============
                      2010         2009         2010         2009      2010     2009       2010     2009
                  ---------    ---------    ---------    --------    ------    ------    ------    -----
REVENUES          $    945     $  1,139     $    750     $  1,254    $1,046    $ 865     $1,089    $ 829
                  ---------    ---------    ---------    --------    ------    ------    ------    -----
NET (LOSS)
INCOME                 (18)        (336)        (127)          --        60      (57)        57    (154)

Item 24.Financial Statements and Exhibits

 (a) Financial Statements

The consolidated financial statements of Allstate Life Insurance Company ("Allstate Life" or "Depositor") and the financial statements of Allstate Financial Advisors Separate Account I, which are comprised of the underlying financial statements of the Sub-accounts ("Separate Account") are filed herewith in Part B of this Registration Statement.

 (b) Exhibits

Exhibit
Number  Description
------- ----------------------------------------------------------------------

    1. Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Financial Advisors Separate Account I. (Incorporated herein by reference to Registrant's Form N-4 Initial Registration Statement (File No. 333-77605) dated May 3, 1999).

    2.   Not Applicable.

   3(a) Underwriting Agreement between Allstate Life Insurance Company and Allstate Distributors, L.L.C. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated April 27, 2000.)

   3(b) Form of Selling Agreement. Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (File No. 333-141909) dated June 20, 2007.

   4(a) Form of Individual Flexible Premium Deferred Variable Annuity. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

   4(b) Form of Schedule - L Series. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

   4(c) Form of Schedule - X Series. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

   4(d) Form of Longevity Credit Rider. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

   4(e) Form of Medically Related Surrender Provision Endorsement. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

   4(f) Form of Enhanced Dollar Cost Averaging Rider. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

   4(g) Form of Enhanced Dollar Cost Averaging Schedule Supplement. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

   4(h) Form of Periodic Value Death Benefit Rider. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

   4(i) Form of Periodic Value Death Benefit Schedule Supplement. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

   4(j) Form of Combination Roll-Up Value And Periodic Value Death Benefit Rider. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

   4(k) Form of Combination Roll-Up Value And Periodic Value Death Benefit Schedule Supplement. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

4(l) Form of Guaranteed Minimum Income Benefit Rider. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

4(m) Form of Guaranteed Minimum Income Benefit Schedule Supplement. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

4(n) Form of TrueIncome Benefit Rider. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

4(o) Form of TrueIncome Benefit Schedule Supplement. Incorporated herein by reference to Form N-4 Registration Statement (File No.
       333-141909) dated April 5, 2007.

4(p) Form of TrueIncome - Spousal Benefit Rider. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

4(q)   Form of TrueIncome - Spousal Benefit Schedule Supplement.
       Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

4(r) Form of TrueIncome - Highest Daily Benefit Rider. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

4(s) Form of TrueIncome - Highest Daily Benefit Schedule Supplement. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

4(t) Form of Individual Retirement Annuity Endorsement. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

4(u)   Form of Roth Individual Retirement Annuity Endorsement.
       Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

4(v) Form of TrueIncome - Highest Daily Benefit Rider (enhanced). Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated September 28, 2007.

4(w)   Form of TrueAccumulation - Highest Daily Benefit Rider.
       Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated February 12, 2008.

4(x)   Form of TrueAccumulation - Highest Daily Benefit Schedule
       Supplement. Incorporated herein by reference to Form N-4
       Registration Statement (File No. 333-141909) dated February 12,
       2008.

4(y) Form of TrueIncome - Highest Daily 7 Benefit Rider. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated February 12, 2008.

4(z) Form of TrueIncome - Highest Daily 7 Benefit Schedule Supplement. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated February 12, 2008.

4(aa) TrueIncome - Highest Daily Schedule Supplement. Incorporated herein by reference to Post-Effective Amendment No. 13 to Form N-4 Registration Statement (File Nos. 333-141909 and 811-09327) dated March 1, 2010.

4(ab) TrueIncome - Highest Daily 7 Schedule Supplement. Incorporated herein by reference to Post-Effective Amendment No. 13 to Form N-4 Registration Statement (File Nos. 333-141909 and 811-09327) dated March 1, 2010.

4(ac) TrueAccumulation - Highest Daily Schedule Supplement. Incorporated herein by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File Nos. 333-141909 and 811-09327) dated November 13, 2009.

4(ad) TrueAccumulation - Highest Daily Benefit Schedule Supplement (A-SCH-HDGROCAP(11/09)((8/10)). Incorporated herein by reference to Post-Effective Amendment No. 15 to Form N-4 Registration Statement (File Nos. 333-141909 and 811-09327) dated August 3, 2010.

 5. Form of Application for Allstate RetirementAccess Variable Annuity contract. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

6(a) Articles of Incorporation of Allstate Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 9 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated April 20, 2001.)

6(b) Amended and Restated By-laws of Allstate Life Insurance Company. (Incorporated herein by reference to Depositor's Form 8-K (File No. 0-31248) dated March 20, 2007.)

 7. Indemnity Reinsurance Agreement Between Allstate Life Insurance Company and The Prudential Insurance Company of America dated June 1, 2006. Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-141909) dated June 20, 2007.

8(a) Participation Agreement among Allstate Life Insurance Company, Advanced Series Trust, AST Investment Services, Inc. and Prudential Investments LLC. Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-141909) dated June 20, 2007.

8(b) Participation Agreement among Allstate Life Insurance Company, ProFunds, and ProFund Advisors LLC. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 25, 2008.

8(c) Participation Agreement between Allstate Life Insurance Company and Franklin Templeton Variable Insurance Products Trust. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 25, 2008.

9(a)   Opinion and Consent of Michael J. Velotta, Senior Vice President,
       Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered. Incorporated herein by reference to Form N-4 Registration Statement (File No.
       333-141909) dated February 12, 2008.

 (b)   Opinion and Consent of Susan L. Lees, Senior Vice President, General
       Counsel and Secretary of Allstate Life Insurance Company regarding the legality of the securities being registered. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated
       February 26, 2009.

 10.   Consent of independent registered public accounting firm. Filed herewith.

 11.   Not Applicable.

 12.   Not Applicable.

13(a)  Powers of Attorney for David Andrew Bird, Michael B. Boyle, Don Civgin,
       Frederick F. Cripe, Judith P. Greffin, Susan L. Lees, Samuel Henry Pilch,
       John C. Pintozzi, and Thomas Joseph Wilson. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated
       February 26, 2009.

13(b) Powers of Attorney for Mark R. LaNeve and Matthew W. Winter. Incorporated herein by reference to Exhibit 13 to Form N-4 Registration Statement
       (File Nos. 333-141909 and 811-09327) dated November 13, 2009.

13(c) Power of Attorney for Matthew S. Easley. Incorporated herein by reference to Form N-4 Registration Statement (File Nos. 333-141909 and 811-09327) dated January 8, 2010.

13(d)  Powers of Attorney for David A. Bird, Michael B. Boyle, Don Civgin,
       Judith P. Greffin, Susan L. Lees, Samuel H. Pilch, John C. Pintozzi,
       Thomas J. Wilson. Incorporated herein by reference to Form N-4
       Registration Statement (File Nos. 333-141909 and 811-09327) dated
       April 14, 2010.

13(e)  Powers of Attorney for Robert K. Becker, Mark A. Green and Joseph P.
       Lacher, Jr. Incorporated herein by reference to Form N-4 Registration
       Statement (File Nos. 333-141909 and 811-09327) dated August 3, 2010.

13(f) Powers of Attorney for Anurag Chandra and Steven E. Shebik. Filed herewith.

Item 25.Directors and Officers of the Depositor

Name and Principal Business Address     Positions and Offices with Depositor
-----------------------------------     --------------------------------------
David A. Bird                           Director and Senior Vice President

Michael B. Boyle                        Director and Senior Vice President

Anurag Chandra                          Director and Executive Vice President

Don Civgin                              Director

Matthew S. Easley                       Director and Senior Vice President

Judith P. Greffin                       Director, Executive Vice President and
                                        Chief Investment Officer

Mark R. LaNeve                          Director

Susan L. Lees                           Director, Senior Vice President,
                                        General Counsel and Secretary

Samuel H. Pilch                         Director, Senior Group Vice President
                                        and Controller

John C. Pintozzi                        Director, Senior Vice President and
                                        Chief Financial Officer

Steven E. Shebik                        Director

Thomas J. Wilson                        Director and Chairman of the Board

Matthew E. Winter                       Director, President and Chief
                                        Executive Officer

Robert K. Becker                        Director and Senior Vice President

Mark A. Green                           Senior Vice President

Joseph P. Lacher Jr.                    Director

Thomas W. Evans                         Senior Vice President and Chief
                                        Marketing Officer

Richard C. Crist Jr.                    Senior Vice President and Chief
                                        Privacy Officer

Gregory J. Guidos                       Senior Vice President

D. Scott Harper                         Senior Vice President

Jeffrey J. McRae                        Senior Vice President and Assistant
                                        Treasurer

Mario Rizzo                             Senior Vice President and Treasurer

Mary J. McGinn                          Senior Vice President and Assistant
                                        Secretary

Steven C. Verney                        Senior Vice President and Assistant
                                        Treasurer

Darryl L. Baltimore                     Vice President

James R. Baumstark                      Vice President

Errol Cramer                            Vice President and Appointed Actuary

Lawrence W. Dahl                        Vice President

Randy DeCoursey                         Vice President

Sarah R. Donahue                        Vice President

Michael Downing                         Vice President

Lisa J. Flanary                         Vice President

Maribel V. Gerstner                     Vice President

Michael H. Haney                        Vice President

Keith A. Hauschildt                     Vice President and Chief Compliance
                                        Officer

Atif (A.J.) Ijaz                        Vice President

J. Wayne Kullman                        Vice President

Mary Springberg                         Vice President

Robert E. Transon                       Vice President

Timothy N. Vander Pas                   Vice President

Richard Zaharias                        Vice President

Elliot A. Stultz                        Assistant Secretary

Paul N. Kierig                          Assistant Secretary

Jennifer M. Hager                       Assistant Secretary

 The principal business address of Mr. Bird is 1776 American Heritage Drive, Jacksonville, Florida 32224.

 The principal business address of Mr. Dahl is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal business address of the remaining officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

Item 26.Persons Controlled By or Under Common Control With Depositor or
        Registrant

Information in response to this item is incorporated by reference to the Form 10-K Annual Report of The Allstate Corporation filed February 24, 2011 (File #001-11840).

Item 27.Number of Contract Owners

As of February 28, 2011, there were 915 contract owners.

Item 28.Indemnification

 The by-laws of Allstate Life provide for the indemnification of its Directors, Officers and Controlling Persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company, unless a court determines such person is entitled to such indemnity.

 Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29A.Relationship of Principal Underwriter to Other Investment Companies

 Allstate Distributors, L.L.C. ("Allstate Distributors") serves as principal underwriter to the following affiliated investment companies:

   Allstate Financial Advisors Separate Account I

   Allstate Life of New York Separate Account A

Item 29B.Principal Underwriter

 The directors and officers of Allstate Distributors, the principal underwriter, are as follows:

 Name and Principal Business Address*
 of Each Such Person                     Positions and Offices with Underwriter
 --------------------------------------  --------------------------------------

 Robert K. Becker                        Manager and Chairman of the Board

 Lisa J. Flanary                         Manager and President

 Susan L. Lees                           Manager and Assistant Secretary

 Timothy N. Vander Pas                   Manager

 Matthew E. Winter                       Manager

 Rick Eels                               Senior Vice President

 Thomas Mahoney                          Senior Vice President

 Stanley G. Shelley                      Senior Vice President

 Mark Sutton                             Senior Vice President

 Richard C. Crist Jr.                    Vice President and Chief Privacy
                                         Officer

 Sarah R. Donahue                        Vice President

 Maribel V. Gerstner                     Vice President

 D. Scott Harper                         Vice President

 Jeffrey J. McRae                        Vice President and Assistant Treasurer

 Allen R. Reed                           Vice President General Counsel and
                                         Secretary

 Mario Rizzo                             Vice President and Assistant Treasurer

 Steven C. Verney                        Vice President and Assistant Treasurer

 William D. Webb                         Vice President and Treasurer

 Dana Goldstein                          Chief Compliance Officer

 Mary J. McGinn                          Assistant Secretary

 * The principal business address of the foregoing officers and directors is 3100 Sanders Road, Northbrook, IL 60062.

Item 29C.Compensation of Principal Underwriter

         (1)                 (2)            (3)            (4)         (5)
                                      Net Underwriting
   Name of Principal    Discounts and Compensation on   Brokerage
     Underwriter         Commissions     Redemption    Commissions Compensation
 ---------------------- ------------- ---------------- ----------- ------------
 Allstate Distributors       N/A            N/A            $0          N/A

Item 30.Location of Accounts and Records

 The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder are currently maintained by the Administrator, The Prudential Insurance Company of America, at its processing center in Fort Washington, Pennsylvania.

Item 31.Management Services

 None.

Item 32.Undertakings

 Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a toll-free number included in the prospectus that the applicant can use to request for a Statement of Additional Information. Finally, Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Item 33.Representations Pursuant To Section 403(b) Of The Internal Revenue Code

 Allstate Life represents that it is relying upon the letter, dated
 November 28, 1988, from the Commission staff to the American Council of Life Insurance and that it intends to comply with the provisions of paragraphs 1-4 of that letter.

Item 34.Representation Regarding Contract Expenses

 Allstate Life represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate Life under the Contracts.

                                   SIGNATURES

 As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Financial Advisors Separate Account I, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 14th day of April, 2011.



                                         ALLSTATE FINANCIAL ADVISORS
                                              SEPARATE ACCOUNT I
                                                 (REGISTRANT)

                        By:            ALLSTATE LIFE INSURANCE COMPANY

                        By:                   /s/ Susan L. Lees
                              --------------------------------------------------
                                                Susan L. Lees
                                  Senior Vice President, General Counsel and
                                                  Secretary

                        By:            ALLSTATE LIFE INSURANCE COMPANY
                                                 (DEPOSITOR)

                                              /s/ Susan L. Lees
                              --------------------------------------------------
                                                Susan L. Lees
                                  Senior Vice President, General Counsel and
                                                  Secretary

 As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company on the 14th day of April, 2011.


 */MATTHEW E. WINTER       Director, President and Chief Executive Officer
-------------------------  (Principal Executive Officer)
 Matthew E. Winter

 */JOHN C. PINTOZZI        Director, Senior Vice President and Chief Financial
-------------------------  Officer
 John C. Pintozzi          (Principal Financial Officer)

 */THOMAS J. WILSON        Director and Chairman of the Board
-------------------------
 Thomas J. Wilson

 */ROBERT K. BECKER         Director and Senior Vice President
-------------------------
 Robert K. Becker

 */DAVID A. BIRD           Director and Senior Vice President
-------------------------
 David A. Bird

 */MICHAEL B. BOYLE        Director and Senior Vice President
-------------------------
 Michael B. Boyle

 */ANURAG CHANDRA          Director and Executive Vice President
-------------------------
 Anurag Chandra

 */DON CIVGIN              Director
-------------------------
 Don Civgin

 */MATTHEW S. EASLEY       Director and Senior Vice President
-------------------------
 Matthew S. Easley

 */JUDITH P. GREFFIN       Director, Executive Vice President and Chief
-------------------------  Investment Officer
 Judith P. Greffin

 */JOSEPH P. LACHER, JR.   Director
-------------------------
 Joseph P. Lacher, Jr.

 */MARK R. LANEVE          Director
-------------------------
 Mark R. LaNeve

 /s/ SUSAN L. LEES         Director, Senior Vice President, General Counsel and
-------------------------  Secretary
 Susan L. Lees

 */SAMUEL H. PILCH         Director, Senior Group Vice President and Controller
-------------------------  (Principal Accounting Officer)
 Samuel H. Pilch

 */STEVEN E. SHEBIK        Director
-------------------------
 Steven E. Shebik

 */ By: Susan L. Lees, pursuant to Power of Attorney, previously filed or filed herewith.

                                 Exhibit Index

Exhibit No.  Exhibit
-----------  -----------------------------------------------------------------

   10        Consent of Independent Registered Public Accounting Firm

  13(f)      Powers of Attorney for Anurag Chandra and Steven E. Shebik